UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2015

Date of reporting period: December 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® ASIA 50 ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.62%

CHINA — 30.18%
China Construction Bank Corp. Class H	20,650,960	$16,963,141
China Life Insurance Co. Ltd. Class H	1,890,000	7,421,227
China Mobile Ltd.	1,400,000	16,338,162
China Petroleum & Chemical Corp. Class H	6,441,600	5,191,590
CNOOC Ltd.	4,060,000	5,465,792
Industrial and Commercial Bank of China Ltd. Class H	20,650,115	15,071,813
PetroChina Co. Ltd. Class H	5,320,000	5,899,792
Ping An Insurance (Group) Co. of China Ltd. Class H	490,000	4,998,033
Tencent Holdings Ltd.	1,344,000	19,497,476
Want Want China Holdings Ltd.	1,750,000	2,306,299

		99,153,325
HONG KONG — 19.97%
AIA Group Ltd.	3,038,000	16,904,221
BOC Hong Kong (Holdings) Ltd.	945,000	3,162,247
Cheung Kong (Holdings) Ltd.	350,000	5,880,836
CLP Holdings Ltd.	490,000	4,249,276
Galaxy Entertainment Group Ltd.	630,000	3,546,103
Hang Seng Bank Ltd.	189,000	3,148,842
Hong Kong & China Gas Co. Ltd.	1,610,081	3,687,375
Hong Kong Exchanges and Clearing Ltd.	268,000	5,933,783
Hutchison Whampoa Ltd.	560,000	6,444,999
Power Assets Holdings Ltd.	350,000	3,396,262
Sands China Ltd.	616,000	3,030,413
Sun Hung Kai Properties Ltd.	408,000	6,224,028

		65,608,385
SINGAPORE — 9.25%
DBS Group Holdings Ltd.	420,500	6,537,092
Jardine Matheson Holdings Ltd.[a]	61,200	3,730,140
Keppel Corp. Ltd.	350,000	2,337,559
Oversea-Chinese Banking Corp. Ltd.[a]	700,874	5,532,520
Singapore Telecommunications Ltd.	1,960,000	5,768,621
United Overseas Bank Ltd.	350,000	6,479,134

		30,385,066
SOUTH KOREA — 21.93%
Hyundai Mobis Co. Ltd.	17,570	3,772,479
Hyundai Motor Co.	38,570	5,930,337
KB Financial Group Inc.	94,403	3,104,825
Kia Motors Corp.	68,320	3,250,817
KT&G Corp.	29,820	2,064,597
LG Chem Ltd.	11,410	1,878,916
POSCO	20,234	5,071,616
Samsung Electronics Co. Ltd.	30,240	36,508,648
Shinhan Financial Group Co. Ltd.	107,437	4,344,789
SK Hynix Inc.[b]	140,896	6,120,897

		72,047,921
TAIWAN — 18.29%
Cathay Financial Holding Co. Ltd.	2,170,866	3,225,181
China Steel Corp.	3,150,108	2,621,601

Security	Shares	Value

Chunghwa Telecom Co. Ltd.	980,551	$2,916,644
CTBC Financial Holding Co. Ltd.	3,819,389	2,483,654
Delta Electronics Inc.	490,000	2,922,758
Formosa Chemicals & Fibre Corp.	910,804	1,928,131
Formosa Plastics Corp.	1,260,071	2,882,828
Fubon Financial Holding Co. Ltd.	1,820,000	2,919,879
Hon Hai Precision Industry Co. Ltd.	3,220,214	8,956,927
MediaTek Inc.	350,112	5,118,402
Nan Ya Plastics Corp.	1,400,510	2,902,772
Taiwan Semiconductor Manufacturing Co. Ltd.	4,760,343	21,239,427

		60,118,204

TOTAL COMMON STOCKS
(Cost: $276,359,343)		327,312,901

SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	1,532,582	1,532,582
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	93,420	93,420
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	663,107	663,107

		2,289,109

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,289,109)		2,289,109

TOTAL INVESTMENTS IN SECURITIES — 100.32%
(Cost: $278,648,452)		329,602,010
Other Assets, Less Liabilities — (0.32)%		(1,058,540)

NET ASSETS — 100.00%		$328,543,470

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

1

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P 500 ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.67%
Boeing Co. (The)	2,567,604	$333,737,168
General Dynamics Corp.	1,219,157	167,780,386
Honeywell International Inc.	3,031,516	302,909,079
L-3 Communications Holdings Inc.	329,668	41,607,398
Lockheed Martin Corp.	1,039,942	200,261,631
Northrop Grumman Corp.	782,222	115,291,701
Precision Castparts Corp.	552,025	132,971,782
Raytheon Co.	1,194,263	129,183,429
Rockwell Collins Inc.	514,824	43,492,331
Textron Inc.	1,069,018	45,016,348
United Technologies Corp.	3,283,385	377,589,275

		1,889,840,528
AIR FREIGHT & LOGISTICS — 0.78%
C.H. Robinson Worldwide Inc.	566,546	42,428,630
Expeditors International of Washington Inc.	747,520	33,346,867
FedEx Corp.	1,020,110	177,152,303
United Parcel Service Inc.	2,699,236	300,074,066

		553,001,866
AIRLINES — 0.38%
Delta Air Lines Inc.	3,241,207	159,434,972
Southwest Airlines Co.	2,628,509	111,238,501

		270,673,473
AUTO COMPONENTS — 0.40%
BorgWarner Inc.	880,592	48,388,530
Delphi Automotive PLC	1,146,671	83,385,915
Goodyear Tire & Rubber Co. (The)	1,062,850	30,365,625
Johnson Controls Inc.	2,579,900	124,712,366

		286,852,436
AUTOMOBILES — 0.66%
Ford Motor Co.	14,904,469	231,019,270
General Motors Co.	5,226,613	182,461,060
Harley-Davidson Inc.	829,752	54,688,954

		468,169,284
BEVERAGES — 2.13%
Brown-Forman Corp.	605,964	53,227,878
Coca-Cola Co. (The)	15,266,203	644,539,091
Coca-Cola Enterprises Inc.	861,290	38,086,244
Constellation Brands Inc.[a]	649,836	63,794,400
Dr Pepper Snapple Group Inc.	752,879	53,966,367
Molson Coors Brewing Co. Class B NVS	617,084	45,985,100
Monster Beverage Corp.[a]	558,375	60,499,931
PepsiCo Inc.	5,795,767	548,047,727

		1,508,146,738

Security	Shares	Value

BIOTECHNOLOGY — 2.89%
Alexion Pharmaceuticals Inc.[a]	767,860	$142,077,136
Amgen Inc.	2,945,706	469,221,509
Biogen Idec Inc.[a]	914,586	310,456,218
Celgene Corp.[a,b]	3,093,066	345,990,363
Gilead Sciences Inc.[a,b]	5,842,488	550,712,919
Regeneron Pharmaceuticals Inc.[a]	287,409	117,909,542
Vertex Pharmaceuticals Inc.[a]	931,437	110,654,715

		2,047,022,402
BUILDING PRODUCTS — 0.08%
Allegion PLC	370,047	20,522,807
Masco Corp.	1,379,746	34,769,599

		55,292,406
CAPITAL MARKETS — 2.30%
Affiliated Managers Group Inc.[a]	215,153	45,664,073
Ameriprise Financial Inc.	714,564	94,501,089
Bank of New York Mellon Corp. (The)	4,359,436	176,862,318
BlackRock Inc.[c]	493,295	176,382,560
Charles Schwab Corp. (The)	4,449,903	134,342,572
E*TRADE Financial Corp.[a,b]	1,118,435	27,127,641
Franklin Resources Inc.	1,518,456	84,076,909
Goldman Sachs Group Inc. (The)	1,568,598	304,041,350
Invesco Ltd.	1,668,474	65,938,092
Legg Mason Inc.	388,480	20,733,178
Morgan Stanley	5,912,602	229,408,958
Northern Trust Corp.	857,270	57,779,998
State Street Corp.	1,616,764	126,915,974
T. Rowe Price Group Inc.	1,004,546	86,250,319

		1,630,025,031
CHEMICALS — 2.38%
Air Products and Chemicals Inc.	744,883	107,434,475
Airgas Inc.	260,363	29,988,610
CF Industries Holdings Inc.	192,587	52,487,661
Dow Chemical Co. (The)	4,290,274	195,679,397
E.I. du Pont de Nemours and Co.	3,508,424	259,412,871
Eastman Chemical Co.	575,191	43,633,989
Ecolab Inc.	1,046,035	109,331,578
FMC Corp.	516,048	29,430,217
International Flavors & Fragrances Inc.	313,459	31,772,204
LyondellBasell Industries NV Class A	1,609,263	127,759,390
Monsanto Co.	1,874,635	223,962,644
Mosaic Co. (The)	1,222,343	55,799,958
PPG Industries Inc.	531,508	122,858,074
Praxair Inc.	1,128,393	146,194,597
Sherwin-Williams Co. (The)	315,976	83,114,327
Sigma-Aldrich Corp.	461,161	63,303,571

		1,682,163,563
COMMERCIAL BANKS — 6.05%
Bank of America Corp.	40,725,952	728,587,281
BB&T Corp.	2,789,502	108,483,733
Citigroup Inc.	11,731,938	634,815,165
Comerica Inc.	695,921	32,596,940
Fifth Third Bancorp	3,191,051	65,017,664
Huntington Bancshares Inc.	3,154,106	33,181,195

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2014

Security	Shares	Value

JPMorgan Chase & Co.	14,476,581	$905,944,439
KeyCorp	3,354,961	46,633,958
M&T Bank Corp.[b]	511,658	64,274,478
PNC Financial Services Group Inc. (The)[c]	2,037,839	185,912,052
Regions Financial Corp.	5,330,631	56,291,463
SunTrust Banks Inc.	2,019,398	84,612,776
U.S. Bancorp	6,929,641	311,487,363
Wells Fargo & Co.	18,281,591	1,002,196,819
Zions Bancorp	785,621	22,398,055

		4,282,433,381
COMMERCIAL SERVICES & SUPPLIES — 0.44%
ADT Corp. (The)[b]	675,584	24,476,409
Cintas Corp.	376,021	29,495,087
Pitney Bowes Inc.	778,430	18,970,339
Republic Services Inc.	977,615	39,349,004
Stericycle Inc.[a,b]	328,875	43,108,935
Tyco International PLC	1,620,599	71,079,472
Waste Management Inc.	1,649,228	84,638,381

		311,117,627
COMMUNICATIONS EQUIPMENT — 1.67%
Cisco Systems Inc.	19,802,913	550,818,025
F5 Networks Inc.[a,b]	285,475	37,244,496
Harris Corp.	405,626	29,132,060
Juniper Networks Inc.	1,490,960	33,278,227
Motorola Solutions Inc.	820,385	55,031,426
QUALCOMM Inc.	6,438,610	478,581,881

		1,184,086,115
COMPUTERS & PERIPHERALS — 4.72%
Apple Inc.	22,712,160	2,506,968,221
EMC Corp.	7,880,471	234,365,207
Hewlett-Packard Co.	7,227,331	290,032,793
NetApp Inc.	1,207,029	50,031,352
SanDisk Corp.	854,513	83,725,184
Seagate Technology PLC	1,267,252	84,272,258
Western Digital Corp.	845,447	93,590,983

		3,342,985,998
CONSTRUCTION & ENGINEERING — 0.12%
Fluor Corp.	604,940	36,677,512
Jacobs Engineering Group Inc.[a,b]	505,155	22,575,377
Quanta Services Inc.[a]	842,488	23,918,234

		83,171,123
CONSTRUCTION MATERIALS — 0.08%
Martin Marietta Materials Inc.	239,674	26,440,836
Vulcan Materials Co.	510,114	33,529,793

		59,970,629
CONSUMER FINANCE — 0.91%
American Express Co.	3,445,994	320,615,282
Capital One Financial Corp.	2,153,115	177,739,643
Discover Financial Services	1,756,212	115,014,324

Security	Shares	Value

Navient Corp.	1,588,636	$34,330,424

		647,699,673
CONTAINERS & PACKAGING — 0.19%
Avery Dennison Corp.	352,077	18,265,755
Ball Corp.	530,189	36,142,984
MeadWestvaco Corp.	645,600	28,658,184
Owens-Illinois Inc.[a,b]	639,136	17,250,280
Sealed Air Corp.	817,825	34,700,315

		135,017,518
DISTRIBUTORS — 0.09%
Genuine Parts Co.	592,033	63,092,957

		63,092,957
DIVERSIFIED CONSUMER SERVICES — 0.05%
H&R Block Inc.	1,065,684	35,892,237

		35,892,237
DIVERSIFIED FINANCIAL SERVICES — 2.08%
Berkshire Hathaway Inc. Class Ba	7,061,874	1,060,340,381
CME Group Inc./IL	1,226,166	108,699,616
Intercontinental Exchange Inc.	436,504	95,720,962
Leucadia National Corp.	1,228,002	27,531,805
McGraw Hill Financial Inc.	1,051,471	93,559,889
Moody’s Corp.	710,911	68,112,383
NASDAQ OMX Group Inc. (The)	454,378	21,791,969

		1,475,757,005
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.28%
AT&T Inc.	20,087,125	674,726,529
CenturyLink Inc.	2,210,139	87,477,302
Frontier Communications Corp.	3,881,543	25,889,892
Level 3 Communications Inc.[a]	1,079,912	53,326,054
Verizon Communications Inc.	16,070,167	751,762,412
Windstream Holdings Inc.[b]	2,334,758	19,238,406

		1,612,420,595
ELECTRIC UTILITIES — 1.85%
American Electric Power Co. Inc.	1,894,664	115,043,998
Duke Energy Corp.	2,739,026	228,818,232
Edison International	1,261,695	82,615,789
Entergy Corp.	698,922	61,141,697
Exelon Corp.	3,328,333	123,414,588
FirstEnergy Corp.	1,629,569	63,536,895
NextEra Energy Inc.	1,690,326	179,664,750
Northeast Utilities	1,226,813	65,659,032
Pepco Holdings Inc.	975,495	26,270,080
Pinnacle West Capital Corp.	427,813	29,223,906
PPL Corp.	2,575,530	93,569,005
Southern Co. (The)	3,484,601	171,128,755
Xcel Energy Inc.	1,958,321	70,342,890

		1,310,429,617
ELECTRICAL EQUIPMENT — 0.56%
AMETEK Inc.	952,393	50,124,443

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2014

Security	Shares	Value

Eaton Corp. PLC	1,838,008	$124,911,024
Emerson Electric Co.	2,686,249	165,822,151
Rockwell Automation Inc.	525,819	58,471,073

		399,328,691
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.42%
Amphenol Corp. Class A	1,198,432	64,487,626
Corning Inc.	4,964,064	113,825,987
FLIR Systems Inc.	545,542	17,626,462
TE Connectivity Ltd.	1,574,887	99,611,603

		295,551,678
ENERGY EQUIPMENT & SERVICES — 1.35%
Baker Hughes Inc.	1,675,644	93,953,359
Cameron International Corp.[a]	764,686	38,196,066
Diamond Offshore Drilling Inc.[b]	260,298	9,555,540
Ensco PLC Class Ab	907,469	27,178,697
FMC Technologies Inc.[a]	905,564	42,416,618
Halliburton Co.	3,281,953	129,079,211
Helmerich & Payne Inc.	419,209	28,263,071
Nabors Industries Ltd.[b]	1,121,100	14,551,878
National Oilwell Varco Inc.	1,667,501	109,271,340
Nobel Corp. PLC	975,895	16,170,580
Schlumberger Ltd.	4,983,213	425,616,222
Transocean Ltd.[b]	1,318,446	24,167,115

		958,419,697
FOOD & STAPLES RETAILING — 2.49%
Costco Wholesale Corp.	1,695,320	240,311,610
CVS Health Corp.	4,439,523	427,570,460
Kroger Co. (The)	1,901,824	122,116,119
Safeway Inc.	892,220	31,334,766
Sysco Corp.[b]	2,276,705	90,362,422
Wal-Mart Stores Inc.	6,116,276	525,265,783
Walgreens Boots Alliance Inc.	3,368,577	256,685,568
Whole Foods Market Inc.	1,393,234	70,246,858

		1,763,893,586
FOOD PRODUCTS — 1.61%
Archer-Daniels-Midland Co.	2,493,103	129,641,356
Campbell Soup Co.[b]	693,732	30,524,208
ConAgra Foods Inc.	1,645,155	59,686,224
General Mills Inc.	2,338,137	124,692,846
Hershey Co. (The)	573,124	59,564,778
Hormel Foods Corp.	520,421	27,113,934
J.M. Smucker Co. (The)	394,360	39,822,473
Kellogg Co.	976,246	63,885,538
Keurig Green Mountain Inc.	470,590	62,303,763
Kraft Foods Group Inc.	2,280,261	142,881,154
McCormick & Co. Inc. NVS	500,124	37,159,213
Mead Johnson Nutrition Co. Class A	782,343	78,656,765
Mondelez International Inc. Class A	6,505,732	236,320,715
Tyson Foods Inc. Class A	1,134,798	45,494,052

		1,137,747,019

Security	Shares	Value

GAS UTILITIES — 0.04%
AGL Resources Inc.	462,921	$25,233,824

		25,233,824
HEALTH CARE EQUIPMENT & SUPPLIES — 2.24%
Abbott Laboratories	5,831,320	262,526,026
Baxter International Inc.	2,098,916	153,829,554
Becton, Dickinson and Co.	743,507	103,466,434
Boston Scientific Corp.[a]	5,137,081	68,066,323
C.R. Bard Inc.	290,005	48,320,633
CareFusion Corp.[a]	789,652	46,857,950
Covidien PLC	1,753,425	179,340,309
DENTSPLY International Inc.	547,255	29,152,274
Edwards Lifesciences Corp.[a]	414,341	52,778,756
Intuitive Surgical Inc.[a]	140,460	74,294,912
Medtronic Inc.	3,811,869	275,216,942
St. Jude Medical Inc.	1,107,268	72,005,638
Stryker Corp.	1,157,408	109,178,297
Varian Medical Systems Inc.[a,b]	387,249	33,500,911
Zimmer Holdings Inc.	655,871	74,388,889

		1,582,923,848
HEALTH CARE PROVIDERS & SERVICES — 2.29%
Aetna Inc.	1,361,998	120,986,282
AmerisourceBergen Corp.	804,632	72,545,621
Anthem Inc.	1,045,414	131,377,177
Cardinal Health Inc.	1,281,652	103,467,766
Cigna Corp.	1,012,995	104,247,315
DaVita HealthCare Partners Inc.[a]	665,748	50,423,754
Express Scripts Holding Co.[a]	2,842,102	240,640,776
Humana Inc.	593,843	85,293,670
Laboratory Corp. of America Holdings[a,b]	327,269	35,312,325
McKesson Corp.	897,958	186,398,122
Patterson Companies Inc.	330,576	15,900,706
Quest Diagnostics Inc.	559,766	37,537,908
Tenet Healthcare Corp.[a,b]	380,154	19,262,403
UnitedHealth Group Inc.	3,716,869	375,738,287
Universal Health Services Inc. Class B	353,060	39,281,456

		1,618,413,568
HEALTH CARE TECHNOLOGY — 0.11%
Cerner Corp.[a,b]	1,176,938	76,100,811

		76,100,811
HOTELS, RESTAURANTS & LEISURE — 1.65%
Carnival Corp.	1,744,306	79,069,391
Chipotle Mexican Grill Inc.[a,b]	120,167	82,255,513
Darden Restaurants Inc.	513,696	30,117,997
Marriott International Inc./DE	822,982	64,217,285
McDonald’s Corp.	3,768,871	353,143,213
Royal Caribbean Cruises Ltd.	646,824	53,317,702
Starbucks Corp.	2,897,808	237,765,146
Starwood Hotels & Resorts Worldwide Inc.	691,553	56,064,202
Wyndham Worldwide Corp.	477,394	40,941,309
Wynn Resorts Ltd.	313,731	46,670,624
Yum! Brands Inc.	1,694,306	123,430,192

		1,166,992,574

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2014

Security	Shares	Value

HOUSEHOLD DURABLES — 0.43%
D.R. Horton Inc.	1,284,902	$32,495,172
Garmin Ltd.	466,349	24,637,218
Harman International Industries Inc.	265,376	28,318,273
Leggett & Platt Inc.	532,557	22,692,254
Lennar Corp. Class A	691,519	30,986,966
Mohawk Industries Inc.[a]	239,953	37,279,098
Newell Rubbermaid Inc.	1,049,828	39,987,948
PulteGroup Inc.	1,292,244	27,731,556
Whirlpool Corp.	301,558	58,423,847

		302,552,332
HOUSEHOLD PRODUCTS — 1.98%
Clorox Co. (The)	501,099	52,219,527
Colgate-Palmolive Co.	3,317,746	229,554,846
Kimberly-Clark Corp.	1,442,408	166,655,820
Procter & Gamble Co. (The)	10,464,200	953,183,978

		1,401,614,171
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.10%
AES Corp. (The)	2,540,471	34,982,286
NRG Energy Inc.	1,309,349	35,286,955

		70,269,241
INDUSTRIAL CONGLOMERATES — 2.34%
3M Co.	2,481,688	407,790,972
Danaher Corp.	2,367,497	202,918,168
General Electric Co.	38,889,381	982,734,658
Roper Industries Inc.	387,923	60,651,761

		1,654,095,559
INSURANCE — 2.79%
ACE Ltd.	1,284,733	147,590,127
Aflac Inc.	1,744,958	106,599,484
Allstate Corp. (The)	1,624,257	114,104,054
American International Group Inc.	5,421,278	303,645,781
Aon PLC	1,104,179	104,709,295
Assurant Inc.	271,658	18,589,557
Chubb Corp. (The)	913,158	94,484,458
Cincinnati Financial Corp.	569,799	29,532,682
Genworth Financial Inc. Class Aa	1,923,511	16,349,844
Hartford Financial Services Group Inc. (The)	1,670,950	69,661,905
Lincoln National Corp.	1,006,076	58,020,403
Loews Corp.	1,159,096	48,705,214
Marsh & McLennan Companies Inc.	2,094,686	119,899,827
MetLife Inc.	4,399,463	237,966,954
Principal Financial Group Inc.	1,057,728	54,938,392
Progressive Corp. (The)	2,071,523	55,910,406
Prudential Financial Inc.	1,773,633	160,442,841
Torchmark Corp.	498,222	26,988,686
Travelers Companies Inc. (The)	1,283,437	135,851,806
Unum Group	975,948	34,041,066
XL Group PLC	999,363	34,348,106

		1,972,380,888
INTERNET & CATALOG RETAIL — 1.18%
Amazon.com Inc.[a]	1,470,312	456,311,329

Security	Shares	Value

Expedia Inc.	382,285	$32,631,848
Netflix Inc.[a,b]	233,298	79,696,930
Priceline Group Inc. (The)[a]	202,807	231,242,569
TripAdvisor Inc.[a,b]	431,720	32,232,215

		832,114,891
INTERNET SOFTWARE & SERVICES — 3.22%
Akamai Technologies Inc.[a]	689,353	43,401,665
eBay Inc.[a]	4,378,224	245,705,931
Facebook Inc. Class Aa	8,097,130	631,738,082
Google Inc. Class Aa	1,103,821	585,753,652
Google Inc. Class Ca,b	1,102,824	580,526,554
VeriSign Inc.[a,b]	421,922	24,049,554
Yahoo! Inc.[a,b]	3,411,975	172,338,857

		2,283,514,295
IT SERVICES — 3.29%
Accenture PLC Class A	2,430,068	217,029,373
Alliance Data Systems Corp.[a,b]	247,519	70,802,810
Automatic Data Processing Inc.	1,866,851	155,639,368
Cognizant Technology Solutions Corp. Class Aa	2,358,169	124,181,179
Computer Sciences Corp.	544,151	34,308,721
Fidelity National Information Services Inc.	1,098,928	68,353,322
Fiserv Inc.[a,b]	944,786	67,051,462
International Business Machines Corp.	3,564,300	571,856,292
MasterCard Inc. Class A	3,794,934	326,971,513
Paychex Inc.	1,264,628	58,387,875
Teradata Corp.[a,b]	592,484	25,879,701
Total System Services Inc.	640,454	21,749,818
Visa Inc. Class A	1,891,402	495,925,604
Western Union Co.	2,024,013	36,250,073
Xerox Corp.	4,155,572	57,596,228

		2,331,983,339
LEISURE EQUIPMENT & PRODUCTS — 0.09%
Hasbro Inc.	437,807	24,075,007
Mattel Inc.	1,312,210	40,606,338

		64,681,345
LIFE SCIENCES TOOLS & SERVICES — 0.43%
Agilent Technologies Inc.	1,291,622	52,879,005
PerkinElmer Inc.	436,835	19,102,794
Thermo Fisher Scientific Inc.	1,549,089	194,085,361
Waters Corp.[a]	322,485	36,350,509

		302,417,669
MACHINERY — 1.55%
Caterpillar Inc.	2,344,532	214,595,014
Cummins Inc.	657,953	94,857,084
Deere & Co.	1,388,050	122,800,784
Dover Corp.	640,453	45,933,289
Flowserve Corp.	527,863	31,582,043
Illinois Tool Works Inc.	1,392,891	131,906,778
Ingersoll-Rand PLC	1,028,048	65,167,963
Joy Global Inc.[b]	380,596	17,705,326
PACCAR Inc.	1,371,260	93,259,393
Pall Corp.	412,288	41,727,668
Parker-Hannifin Corp.	575,633	74,227,875

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2014

Security	Shares	Value

Pentair PLC	723,434	$48,050,486
Snap-on Inc.	225,053	30,773,747
Stanley Black & Decker Inc.	606,710	58,292,697
Xylem Inc.	704,365	26,815,176

		1,097,695,323
MEDIA — 3.55%
Cablevision NY Group Class Ab	845,875	17,458,860
CBS Corp. Class B NVS	1,846,542	102,187,634
Comcast Corp. Class A	9,976,978	578,764,494
DIRECTV[a]	1,944,941	168,626,385
Discovery Communications Inc. Series Aa,b	574,309	19,784,945
Discovery Communications Inc. Series C NVS[a,b]	1,058,366	35,688,102
Gannett Co. Inc.	874,612	27,926,361
Interpublic Group of Companies Inc. (The)	1,619,727	33,641,730
News Corp. Class A NVS[a]	1,931,925	30,311,903
Omnicom Group Inc.	961,050	74,452,544
Scripps Networks Interactive Inc. Class A	392,878	29,571,927
Time Warner Cable Inc.	1,086,288	165,180,953
Time Warner Inc.	3,247,198	277,375,653
Twenty-First Century Fox Inc. Class A	7,180,796	275,778,470
Viacom Inc. Class B NVS	1,430,620	107,654,155
Walt Disney Co. (The)	6,041,489	569,047,849

		2,513,451,965
METALS & MINING — 0.39%
Alcoa Inc.	4,565,152	72,083,750
Allegheny Technologies Inc.	420,119	14,607,538
Freeport-McMoRan Inc.	4,024,121	94,003,466
Newmont Mining Corp.	1,931,651	36,508,204
Nucor Corp.	1,235,446	60,598,626

		277,801,584
MULTI-UTILITIES — 1.24%
Ameren Corp.	939,605	43,343,979
CenterPoint Energy Inc.	1,664,437	38,997,759
CMS Energy Corp.	1,065,266	37,017,993
Consolidated Edison Inc.[b]	1,134,288	74,874,351
Dominion Resources Inc.	2,261,201	173,886,357
DTE Energy Co.	685,403	59,198,257
Integrys Energy Group Inc.	309,553	24,098,701
NiSource Inc.	1,222,651	51,864,855
PG&E Corp.	1,839,862	97,954,253
Public Service Enterprise Group Inc.	1,959,674	81,150,100
SCANA Corp.	552,102	33,346,961
Sempra Energy	895,150	99,683,904
TECO Energy Inc.	907,277	18,590,106
Wisconsin Energy Corp.	873,409	46,063,591

		880,071,167
MULTILINE RETAIL — 0.76%
Dollar General Corp.[a,b]	1,175,102	83,079,711
Dollar Tree Inc.[a]	796,375	56,048,873
Family Dollar Stores Inc.	371,943	29,461,605
Kohl’s Corp.	782,270	47,749,761
Macy’s Inc.	1,337,115	87,915,311
Nordstrom Inc.	545,249	43,287,318
Target Corp.	2,466,651	187,243,478

		534,786,057

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 7.07%
Anadarko Petroleum Corp.	1,961,344	$161,810,880
Apache Corp.	1,457,970	91,370,980
Cabot Oil & Gas Corp.	1,599,530	47,362,083
Chesapeake Energy Corp.	2,009,164	39,319,339
Chevron Corp.	7,320,882	821,256,543
Cimarex Energy Co.	337,836	35,810,616
ConocoPhillips	4,766,900	329,202,114
CONSOL Energy Inc.	891,386	30,137,761
Denbury Resources Inc.	1,362,107	11,073,930
Devon Energy Corp.	1,489,292	91,159,563
EOG Resources Inc.	2,122,210	195,391,875
EQT Corp.	586,771	44,418,565
Exxon Mobil Corp.	16,398,573	1,516,048,074
Hess Corp.	984,158	72,650,544
Kinder Morgan Inc.	6,580,109	278,404,412
Marathon Oil Corp.	2,613,648	73,940,102
Marathon Petroleum Corp.	1,085,147	97,945,368
Murphy Oil Corp.	646,447	32,658,502
Newfield Exploration Co.[a]	529,694	14,365,301
Noble Energy Inc.	1,395,592	66,192,929
Occidental Petroleum Corp.	3,002,956	242,068,283
ONEOK Inc.	806,312	40,146,274
Phillips 66	2,143,512	153,689,810
Pioneer Natural Resources Co.	576,591	85,825,570
QEP Resources Inc.	642,081	12,982,878
Range Resources Corp.	653,262	34,916,854
Southwestern Energy Co.[a,b]	1,367,530	37,319,894
Spectra Energy Corp.	2,598,577	94,328,345
Tesoro Corp.	488,847	36,345,774
Valero Energy Corp.	2,018,594	99,920,403
Williams Companies Inc. (The)	2,605,224	117,078,767

		5,005,142,333
PAPER & FOREST PRODUCTS — 0.12%
International Paper Co.	1,640,543	87,900,294

		87,900,294
PERSONAL PRODUCTS — 0.12%
Avon Products Inc.	1,683,301	15,806,196
Estee Lauder Companies Inc. (The) Class A	867,403	66,096,109

		81,902,305
PHARMACEUTICALS — 6.24%
AbbVie Inc.	6,170,135	403,773,634
Actavis PLC[a]	1,026,478	264,225,702
Allergan Inc.	1,153,706	245,266,358
Bristol-Myers Squibb Co.	6,423,824	379,198,331
Eli Lilly and Co.	3,794,526	261,784,349
Hospira Inc.[a]	655,302	40,137,247
Johnson & Johnson	10,839,821	1,133,520,082
Mallinckrodt PLC[a]	450,339	44,597,071
Merck & Co. Inc.	11,040,244	626,975,457
Mylan Inc./PAa,b	1,449,457	81,705,891
Perrigo Co. PLC	545,180	91,132,289
Pfizer Inc.	24,399,978	760,059,315
Zoetis Inc.	1,941,494	83,542,487

		4,415,918,213

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2014

Security	Shares	Value

PROFESSIONAL SERVICES — 0.20%
Dun & Bradstreet Corp. (The)	139,027	$16,816,706
Equifax Inc.	466,963	37,763,298
Nielsen NV	1,254,363	56,107,657
Robert Half International Inc.	526,403	30,731,407

		141,419,068
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.37%
American Tower Corp.	1,535,299	151,764,306
Apartment Investment and Management Co. Class A	566,334	21,039,308
AvalonBay Communities Inc.	511,261	83,534,935
Boston Properties Inc.[b]	592,953	76,307,122
Crown Castle International Corp.	1,297,874	102,142,684
Equity Residential	1,403,289	100,812,282
Essex Property Trust Inc.[b]	247,600	51,154,160
General Growth Properties Inc.[b]	2,430,130	68,359,557
HCP Inc.[b]	1,778,576	78,310,701
Health Care REIT Inc.[b]	1,268,900	96,017,663
Host Hotels & Resorts Inc.[b]	2,932,891	69,714,819
Iron Mountain Inc.[b]	722,172	27,919,169
Kimco Realty Corp.	1,593,345	40,056,693
Macerich Co. (The)[b]	545,000	45,458,450
Plum Creek Timber Co. Inc.[b]	681,248	29,150,602
Prologis Inc.[b]	1,936,285	83,318,344
Public Storage	561,864	103,860,560
Simon Property Group Inc.	1,203,556	219,179,583
Ventas Inc.	1,113,065	79,806,760
Vornado Realty Trust	676,166	79,591,500
Weyerhaeuser Co.[b]	2,030,713	72,882,290

		1,680,381,488
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
CBRE Group Inc. Class Aa	1,082,805	37,086,071

		37,086,071
ROAD & RAIL — 1.06%
CSX Corp.	3,854,753	139,657,701
Kansas City Southern Industries Inc.	427,323	52,146,226
Norfolk Southern Corp.	1,198,336	131,349,609
Ryder System Inc.	205,083	19,041,956
Union Pacific Corp.	3,443,107	410,177,337

		752,372,829
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.44%
Altera Corp.	1,180,530	43,608,778
Analog Devices Inc.	1,205,172	66,911,149
Applied Materials Inc.	4,718,457	117,583,949
Avago Technologies Ltd.	979,368	98,514,627
Broadcom Corp.	2,086,286	90,398,772
First Solar Inc.[a,b]	291,356	12,993,021
Intel Corp.	18,723,997	679,493,851
KLA-Tencor Corp.	636,955	44,790,676
Lam Research Corp.	615,606	48,842,180
Linear Technology Corp.	923,761	42,123,502
Microchip Technology Inc.[b]	778,321	35,110,060
Micron Technology Inc.[a]	4,157,017	145,537,165
NVIDIA Corp.	1,999,672	40,093,424
Texas Instruments Inc.	4,090,673	218,707,832

Security	Shares	Value

Xilinx Inc.	1,024,199	$44,337,575

		1,729,046,561
SOFTWARE — 3.84%
Adobe Systems Inc.[a]	1,834,838	133,392,723
Autodesk Inc.[a,b]	881,148	52,921,749
CA Inc.	1,240,510	37,773,530
Citrix Systems Inc.[a]	623,378	39,771,516
Electronic Arts Inc.[a,b]	1,204,156	56,613,394
Intuit Inc.	1,105,793	101,943,057
Microsoft Corp.	31,921,290	1,482,743,921
Oracle Corp.	12,527,344	563,354,660
Red Hat Inc.[a,b]	727,332	50,287,734
Salesforce.com Inc.[a,b]	2,272,558	134,785,415
Symantec Corp.	2,672,761	68,569,683

		2,722,157,382
SPECIALTY RETAIL — 2.40%
AutoNation Inc.[a,b]	288,475	17,426,775
AutoZone Inc.[a,b]	124,065	76,809,882
Bed Bath & Beyond Inc.[a,b]	717,393	54,643,825
Best Buy Co. Inc.	1,127,492	43,949,638
CarMax Inc.[a,b]	834,167	55,538,839
GameStop Corp. Class Ab	418,762	14,154,156
Gap Inc. (The)	1,033,436	43,517,990
Home Depot Inc. (The)	5,103,452	535,709,356
L Brands Inc.	952,082	82,402,697
Lowe’s Companies Inc.	3,767,757	259,221,682
O’Reilly Automotive Inc.[a,b]	392,802	75,661,521
PetSmart Inc.	384,954	31,294,835
Ross Stores Inc.	812,641	76,599,541
Staples Inc.	2,477,742	44,896,685
Tiffany & Co.	435,868	46,576,855
TJX Companies Inc. (The)	2,667,866	182,962,250
Tractor Supply Co.	526,460	41,495,577
Urban Outfitters Inc.[a,b]	388,923	13,662,865

		1,696,524,969
TEXTILES, APPAREL & LUXURY GOODS — 0.86%
Coach Inc.	1,067,281	40,087,074
Fossil Group Inc.[a,b]	173,752	19,241,296
Michael Kors Holdings Ltd.[a,b]	797,491	59,891,574
Nike Inc. Class B	2,702,404	259,836,145
PVH Corp.	319,136	40,903,661
Ralph Lauren Corp.	234,211	43,366,509
Under Armour Inc. Class Aa,b	645,467	43,827,209
VF Corp.	1,338,054	100,220,245

		607,373,713
THRIFTS & MORTGAGE FINANCE — 0.05%
Hudson City Bancorp Inc.	1,863,536	18,858,984
People’s United Financial Inc.	1,192,669	18,104,716

		36,963,700
TOBACCO — 1.46%
Altria Group Inc.	7,654,158	377,120,365
Lorillard Inc.	1,394,265	87,755,039
Philip Morris International Inc.	6,016,883	490,075,120

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2014

Security	Shares	Value

Reynolds American Inc.	1,193,281	$76,692,170

		1,031,642,694
TRADING COMPANIES & DISTRIBUTORS — 0.21%
Fastenal Co.	1,056,129	50,229,495
United Rentals Inc.[a,b]	386,457	39,422,479
W.W. Grainger Inc.	234,956	59,887,935

		149,539,909

TOTAL COMMON STOCKS (Cost: $61,553,275,959)		70,654,668,853

SHORT-TERM INVESTMENTS — 0.72%

MONEY MARKET FUNDS — 0.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	429,962,865	429,962,865
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	26,208,898	26,208,898
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	51,943,760	51,943,760

		508,115,523

TOTAL SHORT-TERM INVESTMENTS (Cost: $508,115,523)		508,115,523

TOTAL INVESTMENTS IN SECURITIES — 100.51% (Cost: $62,061,391,482)		71,162,784,376
Other Assets, Less Liabilities — (0.51)%		(359,002,106)

NET ASSETS — 100.00%		$70,803,782,270

NVS   —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	1,082	Mar. 2015	Chicago Mercantile	$111,034,840	$2,308,319

See accompanying notes to schedules of investments.

8

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 1.69%
Alliant Techsystems Inc.	473,356	$55,027,635
B/E Aerospace Inc.[a]	1,560,848	90,560,401
Esterline Technologies Corp.[a,b]	473,006	51,879,298
Exelis Inc.	2,777,313	48,686,297
Huntington Ingalls Industries Inc.	715,576	80,473,677
KLX Inc.[a,b]	781,879	32,252,509
Triumph Group Inc.	755,264	50,768,846

		409,648,663
AIRLINES — 0.72%
Alaska Air Group Inc.	1,950,800	116,579,808
JetBlue Airways Corp.[a,b]	3,636,691	57,677,919

		174,257,727
AUTO COMPONENTS — 0.32%
Gentex Corp.	2,168,866	78,361,129

		78,361,129
AUTOMOBILES — 0.16%
Thor Industries Inc.	689,966	38,548,400

		38,548,400
BIOTECHNOLOGY — 0.85%
Cubist Pharmaceuticals Inc.[a,b]	1,131,316	113,866,956
United Therapeutics Corp.[a,b]	703,078	91,041,570

		204,908,526
BUILDING PRODUCTS — 0.95%
A.O. Smith Corp.	1,113,925	62,836,509
Fortune Brands Home & Security Inc.	2,339,087	105,890,468
Lennox International Inc.	654,468	62,220,273

		230,947,250
CAPITAL MARKETS — 1.65%
Eaton Vance Corp. NVS	1,751,934	71,706,659
Federated Investors Inc. Class B	1,414,888	46,592,262
Janus Capital Group Inc.	2,186,364	35,266,051
Raymond James Financial Inc.	1,867,900	107,011,991
SEI Investments Co.	1,937,390	77,573,095
Waddell & Reed Financial Inc. Class A	1,238,106	61,682,441

		399,832,499
CHEMICALS — 3.03%
Albemarle Corp.	1,161,365	69,832,877
Ashland Inc.	946,312	113,330,325
Cabot Corp.	952,726	41,786,562
Cytec Industries Inc.	1,069,205	49,365,195
Minerals Technologies Inc.	513,468	35,660,352
NewMarket Corp.	157,738	63,652,015

Security	Shares	Value

Olin Corp.	1,159,658	$26,405,413
PolyOne Corp.	1,351,915	51,251,098
RPM International Inc.	1,978,825	100,346,216
Scotts Miracle-Gro Co. (The) Class A	660,494	41,161,986
Sensient Technologies Corp.	715,767	43,189,381
Valspar Corp. (The)	1,130,091	97,730,270

		733,711,690
COMMERCIAL BANKS — 4.80%
Associated Banc-Corp.	2,260,784	42,118,406
BancorpSouth Inc.	1,265,386	28,483,839
Bank of Hawaii Corp.	652,749	38,714,543
Cathay General Bancorp	1,099,325	28,131,727
City National Corp.	712,125	57,546,821
Commerce Bancshares Inc.[b]	1,231,334	53,550,716
Cullen/Frost Bankers Inc.	813,019	57,431,662
East West Bancorp Inc.	2,127,334	82,349,099
First Horizon National Corp.	3,498,715	47,512,550
First Niagara Financial Group Inc.	5,246,705	44,229,723
FirstMerit Corp.	2,453,400	46,344,726
Fulton Financial Corp.	2,756,711	34,072,948
Hancock Holding Co.	1,214,855	37,296,048
International Bancshares Corp.	861,457	22,863,069
PacWest Bancorp	1,368,235	62,199,963
Prosperity Bancshares Inc.	889,409	49,237,682
Signature Bank[a,b]	745,823	93,943,865
SVB Financial Group[a,b]	753,667	87,478,129
Synovus Financial Corp.	2,021,678	54,767,257
TCF Financial Corp.	2,488,477	39,541,900
Trustmark Corp.	999,546	24,528,859
Umpqua Holdings Corp.	3,219,008	54,755,326
Valley National Bancorp[b]	3,263,834	31,691,828
Webster Financial Corp.	1,339,962	43,588,964

		1,162,379,650
COMMERCIAL SERVICES & SUPPLIES — 1.62%
Clean Harbors Inc.[a,b]	811,511	38,993,104
Copart Inc.[a]	1,688,367	61,608,512
Deluxe Corp.	735,473	45,783,194
Herman Miller Inc.	880,446	25,911,526
HNI Corp.	660,642	33,732,380
MSA Safety Inc.	468,377	24,866,135
R.R. Donnelley & Sons Co.[b]	2,968,383	49,883,676
Rollins Inc.	947,243	31,353,743
Waste Connections Inc.	1,839,818	80,933,594

		393,065,864
COMMUNICATIONS EQUIPMENT — 1.13%
ARRIS Group Inc.[a,b]	1,954,295	59,000,166
Ciena Corp.[a,b]	1,579,499	30,658,076
InterDigital Inc.	554,121	29,313,001
JDS Uniphase Corp.[a,b]	3,438,775	47,179,993
Plantronics Inc.	637,607	33,805,923
Polycom Inc.[a]	2,024,328	27,328,428
Riverbed Technology Inc.[a]	2,306,873	47,083,278

		274,368,865
COMPUTERS & PERIPHERALS — 0.80%
3D Systems Corp.[a,b]	1,550,804	50,974,927

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2014

Security	Shares	Value

Diebold Inc.	962,165	$33,329,396
Lexmark International Inc. Class A	919,338	37,941,079
NCR Corp.[a,b]	2,494,090	72,677,783

		194,923,185
CONSTRUCTION & ENGINEERING — 0.52%
AECOM Technology Corp.[a,b]	2,284,875	69,391,654
Granite Construction Inc.	532,956	20,262,987
KBR Inc.	2,160,000	36,612,000

		126,266,641
CONSTRUCTION MATERIALS — 0.23%
Eagle Materials Inc.	744,155	56,578,105

		56,578,105
CONSUMER FINANCE — 0.26%
SLM Corp.	6,272,099	63,912,689

		63,912,689
CONTAINERS & PACKAGING — 2.05%
AptarGroup Inc.[b]	958,634	64,075,097
Bemis Co. Inc.	1,483,633	67,075,048
Greif Inc. Class A	502,037	23,711,207
Packaging Corp. of America	1,458,834	113,861,994
Rock-Tenn Co. Class A	2,076,560	126,628,629
Silgan Holdings Inc.	647,059	34,682,362
Sonoco Products Co.	1,499,772	65,540,036

		495,574,373
DISTRIBUTORS — 0.52%
LKQ Corp.[a,b]	4,493,216	126,349,234

		126,349,234
DIVERSIFIED CONSUMER SERVICES — 1.05%
Apollo Education Group Inc.[a]	1,436,410	48,995,945
DeVry Education Group Inc.	853,231	40,502,876
Graham Holdings Co. Class B	65,216	56,327,711
Service Corp. International	3,075,895	69,822,817
Sotheby’s	910,907	39,332,964

		254,982,313
DIVERSIFIED FINANCIAL SERVICES — 0.65%
CBOE Holdings Inc.	1,250,605	79,313,369
MSCI Inc. Class Ab	1,660,034	78,752,013

		158,065,382
ELECTRIC UTILITIES — 1.79%
Cleco Corp.	896,664	48,904,055
Great Plains Energy Inc.	2,285,742	64,937,930
Hawaiian Electric Industries Inc.[b]	1,520,335	50,900,816
IDACORP Inc.	746,442	49,406,996
OGE Energy Corp.	2,955,207	104,850,744
PNM Resources Inc.	1,186,470	35,155,106

Security	Shares	Value

Westar Energy Inc.[b]	1,937,055	$79,884,148

		434,039,795
ELECTRICAL EQUIPMENT — 0.93%
Acuity Brands Inc.	642,817	90,039,377
Hubbell Inc. Class B	805,587	86,060,859
Regal Beloit Corp.	664,579	49,976,341

		226,076,577
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.74%
Arrow Electronics Inc.[a,b]	1,436,124	83,137,218
Avnet Inc.	2,031,223	87,383,213
Belden Inc.	636,717	50,179,667
Cognex Corp.[a]	1,291,686	53,385,382
FEI Co.	615,093	55,573,653
Ingram Micro Inc. Class Aa,b	2,315,984	64,013,798
IPG Photonics Corp.[a,b]	527,663	39,532,512
Itron Inc.[a,b]	578,541	24,466,499
Jabil Circuit Inc.	2,863,959	62,520,225
Keysight Technologies Inc.[a]	2,482,278	83,826,528
Knowles Corp.[a,b]	1,266,699	29,830,761
National Instruments Corp.	1,497,116	46,545,336
Tech Data Corp.[a,b]	569,621	36,017,136
Trimble Navigation Ltd.[a,b]	3,839,912	101,911,265
Vishay Intertechnology Inc.[b]	2,020,844	28,594,943
Zebra Technologies Corp. Class Aa,b	756,009	58,522,657

		905,440,793
ENERGY EQUIPMENT & SERVICES — 2.10%
Atwood Oceanics Inc.[a]	889,092	25,223,540
CARBO Ceramics Inc.[b]	290,292	11,626,195
Dresser-Rand Group Inc.[a]	1,136,173	92,938,951
Dril-Quip Inc.[a]	587,099	45,048,106
Helix Energy Solutions Group Inc.[a,b]	1,458,548	31,650,492
Oceaneering International Inc.	1,556,506	91,538,118
Oil States International Inc.[a,b]	791,049	38,682,296
Patterson-UTI Energy Inc.	2,173,045	36,050,817
Rowan Companies PLC Class A	1,843,951	43,000,937
Superior Energy Services Inc.	2,263,191	45,603,299
Tidewater Inc.	735,328	23,831,980
Unit Corp.[a,b]	683,523	23,308,134

		508,502,865
FOOD & STAPLES RETAILING — 0.36%
SUPERVALU Inc.[a,b]	3,056,479	29,647,846
United Natural Foods Inc.[a,b]	740,534	57,261,792

		86,909,638
FOOD PRODUCTS — 1.92%
Dean Foods Co.	1,395,619	27,047,096
Flowers Foods Inc.	2,746,690	52,708,981
Hain Celestial Group Inc.[a,b]	1,499,988	87,434,301
Ingredion Inc.	1,065,167	90,368,768
Lancaster Colony Corp.	288,659	27,030,029
Post Holdings Inc.[a,b]	666,960	27,938,954
Tootsie Roll Industries Inc.[b]	297,509	9,118,651
TreeHouse Foods Inc.[a,b]	628,206	53,730,459

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2014

Security	Shares	Value

WhiteWave Foods Co. (The) Class Aa,b	2,584,313	$90,425,112

		465,802,351
GAS UTILITIES — 1.67%
Atmos Energy Corp.	1,487,799	82,929,916
National Fuel Gas Co.	1,247,812	86,760,368
ONE GAS Inc.	771,899	31,817,677
Questar Corp.	2,599,763	65,722,009
UGI Corp.	2,556,188	97,084,020
WGL Holdings Inc.	739,504	40,391,709

		404,705,699
HEALTH CARE EQUIPMENT & SUPPLIES — 3.25%
Align Technology Inc.[a,b]	1,069,925	59,819,507
Cooper Companies Inc. (The)	715,921	116,043,635
Halyard Health Inc.[a]	689,462	31,349,837
Hill-Rom Holdings Inc.	853,103	38,918,559
Hologic Inc.[a,b]	3,593,856	96,099,709
IDEXX Laboratories Inc.[a,b]	706,955	104,820,218
ResMed Inc.[b]	2,067,682	115,914,253
Sirona Dental Systems Inc.[a,b]	821,277	71,754,971
Steris Corp.	879,730	57,050,490
Teleflex Inc.	614,299	70,533,811
Thoratec Corp.[a,b]	818,812	26,578,638

		788,883,628
HEALTH CARE PROVIDERS & SERVICES — 3.36%
Centene Corp.[a,b]	869,600	90,307,960
Community Health Systems Inc.[a,b]	1,723,672	92,940,394
Health Net Inc./CAa	1,153,845	61,765,323
Henry Schein Inc.[a,b]	1,248,523	169,986,407
LifePoint Hospitals Inc.[a,b]	672,029	48,325,605
MEDNAX Inc.[a,b]	1,488,623	98,412,867
Omnicare Inc.	1,451,280	105,841,850
Owens & Minor Inc.	940,084	33,006,349
VCA Inc.[a,b]	1,245,674	60,751,521
WellCare Health Plans Inc.[a,b]	651,545	53,465,783

		814,804,059
HEALTH CARE TECHNOLOGY — 0.25%
Allscripts Healthcare Solutions Inc.[a,b]	2,514,071	32,104,687
HMS Holdings Corp.[a,b]	1,307,330	27,636,956

		59,741,643
HOTELS, RESTAURANTS & LEISURE — 1.55%
Brinker International Inc.	945,036	55,464,163
Cheesecake Factory Inc. (The)	682,867	34,355,039
Domino’s Pizza Inc.	815,775	76,821,532
International Game Technology	3,665,019	63,221,578
International Speedway Corp. Class A	413,170	13,076,830
Life Time Fitness Inc.[a,b]	535,586	30,324,879
Panera Bread Co. Class Aa,b	379,478	66,332,754
Wendy’s Co. (The)	4,061,584	36,676,104

		376,272,879
HOUSEHOLD DURABLES — 1.72%
Jarden Corp.[a,b]	2,652,755	127,013,909

Security	Shares	Value

KB Home	1,347,099	$22,294,489
M.D.C. Holdings Inc.	577,903	15,297,092
NVR Inc.[a,b]	57,651	73,524,050
Tempur Sealy International Inc.[a,b]	904,298	49,655,003
Toll Brothers Inc.[a]	2,399,813	82,241,592
Tupperware Brands Corp.	749,251	47,202,813

		417,228,948
HOUSEHOLD PRODUCTS — 1.13%
Church & Dwight Co. Inc.	1,983,334	156,306,552
Energizer Holdings Inc.	920,760	118,372,906

		274,679,458
INDUSTRIAL CONGLOMERATES — 0.35%
Carlisle Companies Inc.	950,978	85,816,255

		85,816,255
INSURANCE — 4.84%
Alleghany Corp.[a]	238,814	110,690,289
American Financial Group Inc.	1,093,249	66,382,079
Arthur J. Gallagher & Co.	2,392,874	112,656,508
Aspen Insurance Holdings Ltd.[b]	925,751	40,520,121
Brown & Brown Inc.	1,745,341	57,439,172
Everest Re Group Ltd.[b]	670,926	114,258,698
First American Financial Corp.	1,591,691	53,958,325
Hanover Insurance Group Inc. (The)	654,722	46,694,773
HCC Insurance Holdings Inc.	1,434,292	76,763,308
Kemper Corp.	746,387	26,952,035
Mercury General Corp.	438,893	24,872,066
Old Republic International Corp.	3,591,559	52,544,508
Primerica Inc.	790,434	42,888,949
Protective Life Corp.	1,168,567	81,390,692
Reinsurance Group of America Inc.	1,018,229	89,217,225
RenaissanceRe Holdings Ltd.[b]	570,358	55,450,205
StanCorp Financial Group Inc.	625,304	43,683,737
WR Berkley Corp.	1,504,373	77,114,160

		1,173,476,850
INTERNET & CATALOG RETAIL — 0.15%
HSN Inc.	481,035	36,558,660

		36,558,660
INTERNET SOFTWARE & SERVICES — 1.32%
AOL Inc.[a,b]	1,158,126	53,470,677
Equinix Inc.[b]	812,437	184,203,841
Rackspace Hosting Inc.[a,b]	1,765,713	82,653,026

		320,327,544
IT SERVICES — 2.87%
Acxiom Corp.[a,b]	1,138,268	23,072,692
Alliance Data Systems Corp.[a]	108	30,917
Broadridge Financial Solutions Inc.	1,778,474	82,129,929
Convergys Corp.	1,493,503	30,422,656
CoreLogic Inc.[a]	1,334,839	42,167,564
DST Systems Inc.	435,918	41,041,680
Gartner Inc.[a,b]	1,305,225	109,912,997
Global Payments Inc.	1,002,252	80,911,804

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2014

Security	Shares	Value

Jack Henry & Associates Inc.	1,211,596	$75,288,576
Leidos Holdings Inc.	922,541	40,148,984
NeuStar Inc. Class Aa,b	805,074	22,381,057
Science Applications International Corp.	601,341	29,784,420
VeriFone Systems Inc.[a,b]	1,678,569	62,442,767
WEX Inc.[a,b]	574,749	56,854,171

		696,590,214
LEISURE EQUIPMENT & PRODUCTS — 0.86%
Brunswick Corp.	1,378,333	70,653,350
Polaris Industries Inc.	905,696	136,977,463

		207,630,813
LIFE SCIENCES TOOLS & SERVICES — 1.43%
Bio-Rad Laboratories Inc. Class Aa,b	304,505	36,711,123
Bio-Techne Corp.	551,024	50,914,617
Charles River Laboratories International Inc.[a]	695,664	44,272,057
Covance Inc.[a]	838,626	87,082,924
Mettler-Toledo International Inc.[a,b]	423,274	128,023,454

		347,004,175
MACHINERY — 4.67%
AGCO Corp.[b]	1,239,087	56,006,732
CLARCOR Inc.	745,425	49,675,122
Crane Co.	733,451	43,053,574
Donaldson Co. Inc.	1,891,876	73,083,170
Graco Inc.	880,957	70,635,132
Harsco Corp.	1,205,193	22,766,096
IDEX Corp.	1,176,856	91,606,471
ITT Corp.	1,357,197	54,912,191
Kennametal Inc.	1,174,037	42,018,784
Lincoln Electric Holdings Inc.	1,151,066	79,527,150
Nordson Corp.	870,759	67,884,372
Oshkosh Corp.	1,182,583	57,532,663
SPX Corp.	610,764	52,476,843
Terex Corp.	1,612,308	44,951,147
Timken Co. (The)	1,107,922	47,286,111
Trinity Industries Inc.[b]	2,304,856	64,559,016
Valmont Industries Inc.[b]	364,827	46,333,029
Wabtec Corp./DE	1,427,061	123,997,330
Woodward Inc.	865,280	42,597,734

		1,130,902,667
MARINE — 0.28%
Kirby Corp.[a,b]	847,589	68,434,336

		68,434,336
MEDIA — 1.35%
AMC Networks Inc. Class Aa,b	877,242	55,941,722
Cinemark Holdings Inc.	1,542,138	54,869,270
DreamWorks Animation SKG Inc. Class Aa,b	1,070,974	23,914,849
John Wiley & Sons Inc. Class A	695,208	41,184,122
Live Nation Entertainment Inc.[a]	2,141,568	55,916,341
Meredith Corp.	539,565	29,309,171
New York Times Co. (The) Class Ab	1,937,386	25,612,243
Time Inc.[b]	1,615,536	39,758,341

		326,506,059

Security	Shares	Value

METALS & MINING — 1.78%
Carpenter Technology Corp.	792,616	$39,036,338
Cliffs Natural Resources Inc.[b]	2,268,736	16,198,775
Commercial Metals Co.	1,752,912	28,554,937
Compass Minerals International Inc.	498,009	43,242,121
Reliance Steel & Aluminum Co.	1,159,845	71,063,703
Royal Gold Inc.	967,895	60,687,017
Steel Dynamics Inc.	3,571,333	70,498,113
TimkenSteel Corp.	572,179	21,187,788
United States Steel Corp.	2,159,494	57,744,870
Worthington Industries Inc.	749,366	22,548,423

		430,762,085
MULTI-UTILITIES — 1.11%
Alliant Energy Corp.	1,644,935	109,256,583
Black Hills Corp.	661,089	35,064,160
MDU Resources Group Inc.	2,883,092	67,752,662
Vectren Corp.	1,226,949	56,721,852

		268,795,257
MULTILINE RETAIL — 0.25%
Big Lots Inc.	795,524	31,836,871
J.C. Penney Co. Inc.[a,b]	4,537,957	29,405,961

		61,242,832
OIL, GAS & CONSUMABLE FUELS — 1.90%
California Resources Corp.[a]	4,547,505	25,056,753
Energen Corp.	1,085,803	69,230,799
Gulfport Energy Corp.[a,b]	1,271,830	53,086,184
HollyFrontier Corp.	2,902,299	108,778,167
Peabody Energy Corp.	4,039,440	31,265,266
Rosetta Resources Inc.[a,b]	910,988	20,324,142
SM Energy Co.	650,429	25,093,551
Western Refining Inc.	1,085,536	41,011,550
World Fuel Services Corp.[b]	1,071,554	50,288,029
WPX Energy Inc.[a,b]	3,023,694	35,165,561

		459,300,002
PAPER & FOREST PRODUCTS — 0.30%
Domtar Corp.	959,076	38,574,037
Louisiana-Pacific Corp.[a]	2,105,318	34,864,066

		73,438,103
PHARMACEUTICALS — 1.13%
Endo International PLC[a]	2,278,885	164,353,186
Salix Pharmaceuticals Ltd.[a,b]	944,830	108,598,760

		272,951,946
PROFESSIONAL SERVICES — 1.06%
Corporate Executive Board Co. (The)	499,378	36,219,886
FTI Consulting Inc.[a,b]	609,506	23,545,217
Manpowergroup Inc.	1,172,733	79,945,209
Towers Watson & Co. Class A	1,036,995	117,356,724

		257,067,036

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.99%
Alexandria Real Estate Equities Inc.	1,067,415	$94,722,407
American Campus Communities Inc.[b]	1,561,211	64,571,687
BioMed Realty Trust Inc.[b]	2,932,176	63,159,071
Camden Property Trust	1,280,712	94,567,774
Corporate Office Properties Trust[b]	1,377,212	39,071,504
Corrections Corp. of America[b]	1,726,838	62,753,293
Duke Realty Corp.	5,066,234	102,337,927
Equity One Inc.	1,138,903	28,882,580
Extra Space Storage Inc.[b]	1,638,291	96,069,384
Federal Realty Investment Trust[b]	1,010,189	134,819,824
Highwoods Properties Inc.[b]	1,355,167	60,006,795
Home Properties Inc.[b]	851,558	55,862,205
Hospitality Properties Trust[b]	2,219,497	68,804,407
Kilroy Realty Corp.	1,244,307	85,944,284
Lamar Advertising Co.[b]	1,187,040	63,672,826
LaSalle Hotel Properties[b]	1,658,809	67,132,000
Liberty Property Trust[b]	2,201,360	82,837,177
Mack-Cali Realty Corp.	1,246,179	23,752,172
Mid-America Apartment Communities Inc.[b]	1,115,252	83,287,019
National Retail Properties Inc.[b]	1,956,170	77,014,413
Omega Healthcare Investors Inc.[b]	1,889,194	73,810,810
Potlatch Corp.	602,691	25,234,672
Rayonier Inc.	1,882,278	52,590,847
Realty Income Corp.[b]	3,301,485	157,513,849
Regency Centers Corp.[b]	1,382,035	88,146,192
Senior Housing Properties Trust	3,023,753	66,855,179
SL Green Realty Corp.[b]	1,430,895	170,305,123
Tanger Factory Outlet Centers Inc.[b]	1,421,795	52,549,543
Taubman Centers Inc.	937,575	71,649,482
UDR Inc.[b]	3,784,319	116,632,712
Washington Prime Group Inc.[b]	2,297,864	39,569,218
Weingarten Realty Investors[b]	1,666,722	58,201,932

		2,422,328,308
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.52%
Alexander & Baldwin Inc.	672,254	26,392,692
Jones Lang LaSalle Inc.	664,500	99,628,485

		126,021,177
ROAD & RAIL — 1.54%
Con-way Inc.	858,489	42,220,489
Genesee & Wyoming Inc. Class Aa,b	758,316	68,187,775
J.B. Hunt Transport Services Inc.	1,372,359	115,621,246
Landstar System Inc.	664,289	48,180,881
Old Dominion Freight Line Inc.[a]	1,008,452	78,296,213
Werner Enterprises Inc.	664,422	20,696,745

		373,203,349
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.50%
Advanced Micro Devices Inc.[a,b]	9,363,217	24,999,789
Atmel Corp.[a,b]	6,186,324	51,934,190
Cree Inc.[a,b]	1,776,023	57,223,461
Cypress Semiconductor Corp.[a,b]	2,194,356	31,335,404
Fairchild Semiconductor International Inc.[a,b]	1,767,725	29,839,198
Integrated Device Technology Inc.[a,b]	2,201,224	43,143,990
International Rectifier Corp.[a]	1,062,082	42,377,072
Intersil Corp. Class A	1,920,403	27,788,231
RF Micro Devices Inc.[a,b]	8,641,235	143,358,089

Security	Shares	Value

Semtech Corp.[a,b]	993,720	$27,396,860
Silicon Laboratories Inc.[a]	586,714	27,939,321
Skyworks Solutions Inc.	2,826,348	205,503,763
SunEdison Inc.[a,b]	3,744,006	73,045,557
Teradyne Inc.	3,209,524	63,516,480

		849,401,405
SOFTWARE — 4.38%
ACI Worldwide Inc.[a,b]	1,701,432	34,317,883
Advent Software Inc.	658,372	20,172,518
ANSYS Inc.[a,b]	1,362,803	111,749,846
Cadence Design Systems Inc.[a,b]	4,337,889	82,289,754
CDK Global Inc.	2,381,176	97,056,734
CommVault Systems Inc.[a,b]	636,602	32,905,957
FactSet Research Systems Inc.	575,330	80,977,698
Fair Isaac Corp.	476,702	34,465,555
Fortinet Inc.[a,b]	2,056,419	63,049,807
Informatica Corp.[a,b]	1,609,180	61,366,079
Mentor Graphics Corp.	1,447,430	31,727,666
PTC Inc.[a,b]	1,717,740	62,955,171
Rovi Corp.[a,b]	1,410,681	31,867,284
SolarWinds Inc.[a]	976,199	48,643,996
Solera Holdings Inc.	1,014,601	51,927,279
Synopsys Inc.[a,b]	2,310,137	100,421,655
Tyler Technologies Inc.[a,b]	490,275	53,655,696
Ultimate Software Group Inc. (The)[a,b]	421,325	61,856,830

		1,061,407,408
SPECIALTY RETAIL — 4.29%
Aaron’s Inc.	959,752	29,339,619
Abercrombie & Fitch Co. Class Ab	1,055,716	30,235,706
Advance Auto Parts Inc.	1,082,163	172,366,923
American Eagle Outfitters Inc.	2,597,042	36,046,943
ANN INC.[a,b]	681,904	24,875,858
Ascena Retail Group Inc.[a]	1,951,999	24,517,107
Cabela’s Inc.[a,b]	708,743	37,357,844
Chico’s FAS Inc.	2,263,915	36,698,062
CST Brands Inc.	1,152,147	50,245,131
Dick’s Sporting Goods Inc.	1,453,418	72,162,204
Foot Locker Inc.	2,106,825	118,361,428
Guess? Inc.	949,018	20,005,299
Murphy USA Inc.[a,b]	637,889	43,925,037
Office Depot Inc.[a,b]	7,198,406	61,726,331
Rent-A-Center Inc.	784,509	28,493,367
Signet Jewelers Ltd.	1,188,716	156,399,364
Williams-Sonoma Inc.	1,269,572	96,081,209

		1,038,837,432
TEXTILES, APPAREL & LUXURY GOODS — 1.41%
Carter’s Inc.	783,657	68,421,093
Deckers Outdoor Corp.[a,b]	514,945	46,880,593
Hanesbrands Inc.	1,480,954	165,304,085
Kate Spade & Co.[a,b]	1,882,596	60,261,898

		340,867,669
THRIFTS & MORTGAGE FINANCE — 0.64%
Astoria Financial Corp.	1,311,657	17,523,738
New York Community Bancorp Inc.[b]	6,562,897	105,006,352

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2014

Security	Shares	Value

Washington Federal Inc.	1,461,094	$32,363,232

		154,893,322
TRADING COMPANIES & DISTRIBUTORS — 0.75%
GATX Corp.	657,597	37,838,132
MSC Industrial Direct Co. Inc. Class A	748,044	60,778,575
NOW Inc.[a,b]	1,589,077	40,886,951
Watsco Inc.	404,050	43,233,350

		182,737,008
WATER UTILITIES — 0.29%
Aqua America Inc.	2,616,725	69,866,557

		69,866,557
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Telephone & Data Systems Inc.	1,460,719	36,883,155

		36,883,155

TOTAL COMMON STOCKS (Cost: $22,035,967,624)		24,213,022,142

SHORT-TERM INVESTMENTS — 7.57%

MONEY MARKET FUNDS — 7.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	1,708,217,355	1,708,217,355
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	104,126,421	104,126,421
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	23,988,573	23,988,573

		1,836,332,349

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,836,332,349)		1,836,332,349

TOTAL INVESTMENTS IN SECURITIES — 107.45% (Cost: $23,872,299,973)		26,049,354,491
Other Assets, Less Liabilities — (7.45)%		(1,807,237,906)

NET ASSETS — 100.00%		$24,242,116,585

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400	174	Mar. 2015	Chicago Mercantile	$25,205,640	$906,614

See accompanying notes to schedules of investments.

14

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.65%
AAR Corp.	807,381	$22,429,044
AeroVironment Inc.[a,b]	425,431	11,592,995
American Science and Engineering Inc.	167,588	8,697,817
Cubic Corp.	463,204	24,383,059
Curtiss-Wright Corp.	1,021,317	72,094,767
Engility Holdings Inc.[a]	375,075	16,053,210
GenCorp Inc.[a,b]	1,250,436	22,882,979
Moog Inc. Class Aa,b	864,558	64,003,229
National Presto Industries Inc.[b]	106,140	6,160,366
Orbital Sciences Corp.[a]	1,296,250	34,856,162
Taser International Inc.[a,b]	1,115,530	29,539,234
Teledyne Technologies Inc.[a,b]	777,395	79,869,562

		392,562,424
AIR FREIGHT & LOGISTICS — 0.75%
Atlas Air Worldwide Holdings Inc.[a,b]	528,628	26,061,361
Forward Air Corp.	648,671	32,673,558
Hub Group Inc. Class Aa,b	739,125	28,145,880
UTi Worldwide Inc.[a,b]	1,949,176	23,526,554

		110,407,353
AIRLINES — 0.39%
Allegiant Travel Co.	290,244	43,632,381
SkyWest Inc.	1,086,058	14,422,850

		58,055,231
AUTO COMPONENTS — 0.57%
Dorman Products Inc.[a,b]	651,441	31,445,057
Drew Industries Inc.[a]	502,441	25,659,662
Standard Motor Products Inc.	443,024	16,888,075
Superior Industries International Inc.	495,641	9,808,735

		83,801,529
AUTOMOBILES — 0.08%
Winnebago Industries Inc.[b]	575,233	12,517,070

		12,517,070
BEVERAGES — 0.37%
Boston Beer Co. Inc. (The)[a,b]	188,936	54,704,529

		54,704,529
BIOTECHNOLOGY — 0.73%
Acorda Therapeutics Inc.[a,b]	892,941	36,494,499
Emergent BioSolutions Inc.[a,b]	622,525	16,951,356
Ligand Pharmaceuticals Inc.[a,b]	387,256	20,605,892
Momenta Pharmaceuticals Inc.[a,b]	995,898	11,990,612
Repligen Corp.[a,b]	652,559	12,920,668
Spectrum Pharmaceuticals Inc.[a,b]	1,235,282	8,560,504

		107,523,531

Security	Shares	Value

BUILDING PRODUCTS — 1.06%
AAON Inc.	893,809	$20,012,383
American Woodmark Corp.[a]	266,621	10,782,153
Apogee Enterprises Inc.	615,328	26,071,447
Gibraltar Industries Inc.[a,b]	616,607	10,026,030
Griffon Corp.	896,713	11,926,283
PGT Inc.[a]	1,010,547	9,731,568
Quanex Building Products Corp.	798,093	14,988,187
Simpson Manufacturing Co. Inc.	883,710	30,576,366
Universal Forest Products Inc.	424,470	22,581,804

		156,696,221
CAPITAL MARKETS — 2.19%
Calamos Asset Management Inc. Class A	367,923	4,900,734
Evercore Partners Inc. Class A	766,475	40,140,296
Financial Engines Inc.[b]	1,103,874	40,346,595
FXCM Inc. Class Ab	904,450	14,986,736
Greenhill & Co. Inc.	562,031	24,504,552
HFF Inc. Class A	696,427	25,015,658
Interactive Brokers Group Inc. Class A	1,244,936	36,302,334
Investment Technology Group Inc.[a,b]	739,846	15,403,594
Piper Jaffray Companies Inc.[a,b]	346,417	20,123,363
Stifel Financial Corp.[a,b]	1,403,847	71,624,274
SWS Group Inc.[a,b]	648,196	4,479,034
Virtus Investment Partners Inc.	150,594	25,674,771

		323,501,941
CHEMICALS — 2.47%
A. Schulman Inc.	619,210	25,096,581
American Vanguard Corp.	539,199	6,265,492
Balchem Corp.	654,252	43,599,353
Calgon Carbon Corp.[a,b]	1,130,693	23,495,801
Flotek Industries Inc.[a,b]	1,066,184	19,969,626
FutureFuel Corp.	478,790	6,233,846
H.B. Fuller Co.	1,069,914	47,643,271
Hawkins Inc.	201,740	8,741,394
Innophos Holdings Inc.	461,873	26,996,477
Intrepid Potash Inc.[a,b]	1,195,988	16,600,314
Koppers Holdings Inc.	435,876	11,324,059
Kraton Performance Polymers Inc.[a]	698,270	14,517,033
LSB Industries Inc.[a,b]	415,152	13,052,379
OM Group Inc.	656,969	19,577,676
Quaker Chemical Corp.	282,631	26,013,357
Rayonier Advanced Materials Inc.[b]	909,681	20,285,886
Stepan Co.	406,836	16,305,987
Tredegar Corp.	542,770	12,206,897
Zep Inc.	493,884	7,482,343

		365,407,772
COMMERCIAL BANKS — 7.93%
Bank of the Ozarks Inc.	1,373,245	52,073,450
Banner Corp.	416,096	17,900,450
BBCN Bancorp Inc.	1,692,672	24,340,623
Boston Private Financial Holdings Inc.	1,763,617	23,755,921
Cardinal Financial Corp.	679,193	13,468,397
Central Pacific Financial Corp.	580,193	12,474,150
City Holding Co.[b]	323,651	15,059,481
Columbia Banking System Inc.	1,133,804	31,304,328
Community Bank System Inc.	864,815	32,975,396

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2014

Security	Shares	Value

CVB Financial Corp.	2,051,417	$32,863,700
F.N.B. Corp.	3,690,904	49,162,841
First Bancorp (Puerto Rico)[a]	2,226,406	13,069,003
First Commonwealth Financial Corp.	1,955,155	18,026,529
First Financial Bancorp	1,303,981	24,241,007
First Financial Bankshares Inc.[b]	1,363,637	40,745,474
First Midwest Bancorp Inc.	1,599,499	27,367,428
Glacier Bancorp Inc.	1,596,534	44,335,749
Hanmi Financial Corp.	677,052	14,766,504
Home Bancshares Inc.	1,250,648	40,220,840
Independent Bank Corp. (Massachusetts)	509,172	21,797,653
LegacyTexas Financial Group Inc.	772,964	18,435,191
MB Financial Inc.	1,368,207	44,959,282
National Penn Bancshares Inc.	2,629,461	27,675,077
NBT Bancorp Inc.	930,870	24,453,955
OFG Bancorp	953,304	15,872,512
Old National Bancorp	2,278,302	33,901,134
Pinnacle Financial Partners Inc.	705,768	27,906,067
PrivateBancorp Inc.	1,495,772	49,958,785
S&T Bancorp Inc.	633,370	18,880,760
Simmons First National Corp. Class A	336,805	13,691,123
Sterling Bancorp	1,785,832	25,680,264
Susquehanna Bancshares Inc.	3,855,705	51,782,118
Texas Capital Bancshares Inc.[a,b]	972,241	52,821,854
Tompkins Financial Corp.	252,765	13,977,905
UMB Financial Corp.	803,430	45,707,133
United Bankshares Inc./WV	1,354,341	50,720,070
United Community Banks Inc.	963,262	18,244,182
Westamerica Bancorp	551,621	27,040,461
Wilshire Bancorp Inc.	1,504,595	15,241,547
Wintrust Financial Corp.	993,573	46,459,474

		1,173,357,818
COMMERCIAL SERVICES & SUPPLIES — 2.67%
ABM Industries Inc.	1,101,167	31,548,435
Brady Corp. Class A	1,012,716	27,687,655
Brink’s Co. (The)	1,034,665	25,256,173
G&K Services Inc. Class A	423,331	29,993,001
Healthcare Services Group Inc.	1,503,581	46,505,760
Interface Inc.	1,407,599	23,183,155
Matthews International Corp. Class A	630,335	30,678,404
Mobile Mini Inc.	981,557	39,762,874
Tetra Tech Inc.	1,333,239	35,597,481
UniFirst Corp.	332,986	40,441,150
United Stationers Inc.	828,436	34,926,862
US Ecology Inc.	460,905	18,491,509
Viad Corp.	425,913	11,354,841

		395,427,300
COMMUNICATIONS EQUIPMENT — 1.22%
ADTRAN Inc.	1,157,696	25,237,773
Bel Fuse Inc. Class B	228,286	6,241,339
Black Box Corp.	332,646	7,950,239
CalAmp Corp.[a,b]	767,675	14,048,453
Comtech Telecommunications Corp.	343,710	10,833,739
Digi International Inc.[a]	536,670	4,985,664
Harmonic Inc.[a,b]	1,873,489	13,133,158
Ixia[a,b]	1,252,898	14,095,103
NETGEAR Inc.[a,b]	737,035	26,223,705
ViaSat Inc.[a,b]	916,605	57,773,613

		180,522,786

Security	Shares	Value

COMPUTERS & PERIPHERALS — 0.63%
Electronics For Imaging Inc.[a,b]	1,000,454	$42,849,445
QLogic Corp.[a]	1,877,514	25,008,486
Super Micro Computer Inc.[a,b]	744,674	25,974,229

		93,832,160
CONSTRUCTION & ENGINEERING — 0.82%
Aegion Corp.[a,b]	795,146	14,797,667
Comfort Systems USA Inc.	794,385	13,599,871
Dycom Industries Inc.[a,b]	725,492	25,457,514
EMCOR Group Inc.	1,377,026	61,263,887
Orion Marine Group Inc.[a]	587,731	6,494,428

		121,613,367
CONSTRUCTION MATERIALS — 0.16%
Headwaters Inc.[a,b]	1,565,540	23,467,445

		23,467,445
CONSUMER FINANCE — 1.27%
Cash America International Inc.	613,314	13,873,163
Encore Capital Group Inc.[a,b]	507,886	22,550,138
Enova International Inc.[a,b]	560,853	12,484,588
EZCORP Inc. Class A NVS[a,b]	1,037,138	12,186,372
First Cash Financial Services Inc.[a,b]	602,981	33,567,952
Green Dot Corp. Class Aa,b	769,913	15,775,517
PRA Group Inc.[a,b]	1,065,073	61,699,679
World Acceptance Corp.[a,b]	191,131	15,185,358

		187,322,767
CONTAINERS & PACKAGING — 0.06%
Myers Industries Inc.	531,522	9,354,787

		9,354,787
DISTRIBUTORS — 0.42%
Pool Corp.	923,549	58,589,948
VOXX International Corp.[a,b]	424,926	3,722,352

		62,312,300
DIVERSIFIED CONSUMER SERVICES — 0.53%
American Public Education Inc.[a,b]	367,307	13,542,609
Capella Education Co.	232,128	17,864,571
Career Education Corp.[a,b]	1,279,573	8,905,828
Regis Corp.[a]	950,735	15,934,319
Strayer Education Inc.[a,b]	231,818	17,219,441
Universal Technical Institute Inc.	459,357	4,520,073

		77,986,841
DIVERSIFIED FINANCIAL SERVICES — 0.39%
MarketAxess Holdings Inc.	794,948	57,005,721

		57,005,721
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.60%
8x8 Inc.[a,b]	1,905,893	17,457,980

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2014

Security	Shares	Value

Atlantic Tele-Network Inc.	213,327	$14,418,772
Cincinnati Bell Inc.[a]	4,450,452	14,196,942
Consolidated Communications Holdings Inc.	996,394	27,729,645
General Communication Inc. Class Aa,b	646,715	8,892,331
Lumos Networks Corp.	404,481	6,803,370

		89,499,040
ELECTRIC UTILITIES — 0.89%
ALLETE Inc.	816,302	45,010,892
El Paso Electric Co.	859,556	34,433,813
UIL Holdings Corp.	1,202,666	52,364,078

		131,808,783
ELECTRICAL EQUIPMENT — 1.09%
AZZ Inc.	545,275	25,584,303
Encore Wire Corp.	396,586	14,804,555
EnerSys	964,657	59,538,630
Franklin Electric Co. Inc.	838,106	31,454,118
General Cable Corp.	1,036,595	15,445,266
Powell Industries Inc.	197,711	9,701,679
Vicor Corp.[a,b]	359,332	4,347,917

		160,876,468
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.20%
Agilysys Inc.[a,b]	309,420	3,895,598
Anixter International Inc.[a]	579,679	51,278,404
Badger Meter Inc.	307,175	18,230,836
Benchmark Electronics Inc.[a,b]	1,128,183	28,700,976
Checkpoint Systems Inc.[a]	892,311	12,251,430
Coherent Inc.[a,b]	535,105	32,491,576
CTS Corp.	720,489	12,846,319
Daktronics Inc.	831,801	10,405,831
DTS Inc.[a]	367,394	11,297,366
Electro Scientific Industries Inc.	566,701	4,397,600
Fabrinet[a,b]	632,929	11,228,160
FARO Technologies Inc.[a,b]	367,334	23,024,495
II-VI Inc.[a,b]	1,110,336	15,156,086
Insight Enterprises Inc.[a]	872,081	22,578,177
Littelfuse Inc.	478,470	46,253,695
Mercury Systems Inc.[a]	681,420	9,485,366
Methode Electronics Inc.	810,492	29,591,063
MTS Systems Corp.	320,748	24,065,722
Newport Corp.[a]	849,915	16,241,876
OSI Systems Inc.[a]	397,037	28,098,309
Park Electrochemical Corp.	445,210	11,099,085
Plexus Corp.[a]	714,383	29,439,723
Rofin-Sinar Technologies Inc.[a,b]	595,914	17,144,446
Rogers Corp.[a,b]	389,578	31,727,232
Sanmina Corp.[a,b]	1,755,458	41,305,927
ScanSource Inc.[a,b]	606,616	24,361,699
SYNNEX Corp.[b]	594,596	46,473,623
TTM Technologies Inc.[a]	1,132,387	8,526,874

		621,597,494
ENERGY EQUIPMENT & SERVICES — 2.00%
Basic Energy Services Inc.[a,b]	752,103	5,272,242
Bristow Group Inc.	747,967	49,208,749
C&J Energy Services Inc.[a,b]	980,085	12,946,923
ERA Group Inc.[a,b]	412,290	8,719,934

Security	Shares	Value

Exterran Holdings Inc.	1,452,386	$47,318,736
Geospace Technologies Corp.[a,b]	281,630	7,463,195
Gulf Island Fabrication Inc.	284,985	5,525,859
GulfMark Offshore Inc. Class A	561,714	13,717,056
Hornbeck Offshore Services Inc.[a,b]	688,720	17,197,338
ION Geophysical Corp.[a,b]	2,722,676	7,487,359
Matrix Service Co.[a,b]	566,405	12,642,160
Newpark Resources Inc.[a,b]	1,792,391	17,099,410
Paragon Offshore PLC[b]	1,807,744	5,007,451
Pioneer Energy Services Corp.[a]	1,354,317	7,502,916
SEACOR Holdings Inc.[a,b]	374,920	27,672,845
Tesco Corp.	771,623	9,892,207
TETRA Technologies Inc.[a,b]	1,701,676	11,367,196
US Silica Holdings Inc.	1,148,944	29,516,371

		295,557,947
FOOD & STAPLES RETAILING — 0.85%
Andersons Inc. (The)	570,819	30,333,322
Casey’s General Stores Inc.	821,471	74,195,261
SpartanNash Co.	799,096	20,888,369

		125,416,952
FOOD PRODUCTS — 1.78%
B&G Foods Inc. Class A	1,142,960	34,174,504
Cal-Maine Foods Inc.[b]	637,229	24,871,048
Calavo Growers Inc.	328,019	15,515,299
Darling Ingredients Inc.[a,b]	3,502,451	63,604,510
Diamond Foods Inc.[a]	563,205	15,899,277
J&J Snack Foods Corp.	318,066	34,596,039
Sanderson Farms Inc.[b]	437,147	36,731,277
Seneca Foods Corp. Class Aa,b	153,722	4,155,106
Snyders-Lance Inc.	1,107,621	33,837,821

		263,384,881
GAS UTILITIES — 2.04%
Laclede Group Inc. (The)	919,277	48,905,536
New Jersey Resources Corp.	898,549	54,991,199
Northwest Natural Gas Co.	577,918	28,838,108
Piedmont Natural Gas Co.	1,666,069	65,659,779
South Jersey Industries Inc.	716,075	42,198,300
Southwest Gas Corp.	989,340	61,151,106

		301,744,028
HEALTH CARE EQUIPMENT & SUPPLIES — 4.02%
Abaxis Inc.	450,043	25,575,944
ABIOMED Inc.[a,b]	784,224	29,847,566
Analogic Corp.	262,923	22,245,915
AngioDynamics Inc.[a]	543,523	10,332,372
Anika Therapeutics Inc.[a,b]	309,404	12,605,119
Cantel Medical Corp.	750,670	32,473,984
CONMED Corp.	585,805	26,337,793
CryoLife Inc.	541,707	6,137,540
Cyberonics Inc.[a,b]	558,907	31,119,942
Cynosure Inc. Class Aa	462,377	12,678,377
Greatbatch Inc.[a]	531,590	26,207,387
Haemonetics Corp.[a,b]	1,092,652	40,887,038
ICU Medical Inc.[a]	287,181	23,520,124
Integra LifeSciences Holdings Corp.[a,b]	537,943	29,172,649
Invacare Corp.	624,826	10,472,084

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2014

Security	Shares	Value

Masimo Corp.[a,b]	1,016,430	$26,772,766
Meridian Bioscience Inc.[b]	884,815	14,564,055
Merit Medical Systems Inc.[a,b]	923,248	15,999,888
Natus Medical Inc.[a]	692,933	24,973,305
Neogen Corp.[a,b]	786,180	38,986,666
NuVasive Inc.[a,b]	1,000,821	47,198,718
SurModics Inc.[a,b]	274,174	6,059,245
West Pharmaceutical Services Inc.	1,511,408	80,467,362

		594,635,839
HEALTH CARE PROVIDERS & SERVICES — 3.36%
Air Methods Corp.[a,b]	759,860	33,456,636
Almost Family Inc.[a]	169,600	4,909,920
Amedisys Inc.[a,b]	709,871	20,834,714
AMN Healthcare Services Inc.[a,b]	990,084	19,405,646
AmSurg Corp.[a,b]	1,023,518	56,017,140
Bio-Reference Laboratories Inc.[a,b]	524,752	16,860,282
Chemed Corp.	362,150	38,268,390
CorVel Corp.[a]	189,890	7,067,706
Cross Country Healthcare Inc.[a]	627,309	7,828,816
Ensign Group Inc. (The)	431,124	19,137,594
ExamWorks Group Inc.[a,b]	723,954	30,109,247
Gentiva Health Services Inc.[a]	669,777	12,759,252
Hanger Inc.[a,b]	750,293	16,431,417
Healthways Inc.[a,b]	752,548	14,960,654
IPC The Hospitalist Co. Inc.[a,b]	365,972	16,794,455
Kindred Healthcare Inc.	1,478,854	26,885,566
Landauer Inc.	203,391	6,943,769
LHC Group Inc.[a,b]	260,807	8,131,962
Magellan Health Inc.[a]	588,724	35,341,102
Molina Healthcare Inc.[a,b]	669,943	35,862,049
MWI Veterinary Supply Inc.[a,b]	274,694	46,673,258
PharMerica Corp.[a,b]	639,768	13,249,595
Providence Service Corp. (The)[a]	254,271	9,265,635

		497,194,805
HEALTH CARE TECHNOLOGY — 0.99%
Computer Programs and Systems Inc.	221,614	13,463,051
HealthStream Inc.[a,b]	454,243	13,391,084
MedAssets Inc.[a]	1,282,569	25,343,563
Medidata Solutions Inc.[a,b]	1,153,810	55,094,427
Omnicell Inc.[a]	758,789	25,131,092
Quality Systems Inc.	935,749	14,588,327

		147,011,544
HOTELS, RESTAURANTS & LEISURE — 4.03%
Biglari Holdings Inc.[a,b]	36,598	14,621,267
BJ’s Restaurants Inc.[a,b]	460,050	23,099,111
Bob Evans Farms Inc.	502,438	25,714,777
Boyd Gaming Corp.[a,b]	1,658,204	21,191,847
Buffalo Wild Wings Inc.[a,b]	402,496	72,602,228
Cracker Barrel Old Country Store Inc.	508,577	71,587,299
DineEquity Inc.	351,152	36,393,393
Interval Leisure Group Inc.	837,616	17,497,798
Jack in the Box Inc.	821,659	65,699,854
Marcus Corp. (The)	395,326	7,317,484
Marriott Vacations Worldwide Corp.	603,727	45,001,811
Monarch Casino & Resort Inc.[a]	216,430	3,590,574
Papa John’s International Inc.	632,869	35,314,090
Pinnacle Entertainment Inc.[a,b]	1,155,634	25,712,857

Security	Shares	Value

Red Robin Gourmet Burgers Inc.[a,b]	298,666	$22,989,815
Ruby Tuesday Inc.[a,b]	1,312,600	8,978,184
Ruth’s Hospitality Group Inc.	750,747	11,261,205
Scientific Games Corp. Class Aa,b	1,049,443	13,359,409
Sonic Corp.	1,073,250	29,224,597
Texas Roadhouse Inc.	1,329,835	44,895,230

		596,052,830
HOUSEHOLD DURABLES — 1.55%
Ethan Allen Interiors Inc.[b]	553,574	17,144,187
Helen of Troy Ltd.[a,b]	568,647	36,996,174
iRobot Corp.[a,b]	627,925	21,801,556
La-Z-Boy Inc.	1,099,506	29,510,741
M/I Homes Inc.[a,b]	520,861	11,958,968
Meritage Homes Corp.[a]	789,563	28,416,372
Ryland Group Inc. (The)	981,878	37,861,216
Standard-Pacific Corp.[a,b]	3,220,756	23,479,311
Universal Electronics Inc.[a,b]	335,929	21,845,463

		229,013,988
HOUSEHOLD PRODUCTS — 0.23%
Central Garden & Pet Co. Class Aa,b	910,849	8,698,608
WD-40 Co.	293,106	24,937,458

		33,636,066
INSURANCE — 2.61%
American Equity Investment Life Holding Co.	1,608,438	46,950,305
Amerisafe Inc.	399,822	16,936,460
eHealth Inc.[a,b]	377,538	9,408,247
Employers Holdings Inc.	669,671	15,743,965
HCI Group Inc.	194,358	8,404,040
Horace Mann Educators Corp.	893,015	29,630,238
Infinity Property and Casualty Corp.	244,373	18,880,258
Meadowbrook Insurance Group Inc.	998,784	8,449,713
Montpelier Re Holdings Ltd.	785,319	28,130,126
Navigators Group Inc. (The)[a]	231,267	16,961,122
ProAssurance Corp.	1,216,188	54,910,888
RLI Corp.	785,777	38,817,384
Safety Insurance Group Inc.	268,067	17,158,969
Selective Insurance Group Inc.	1,202,042	32,659,481
Stewart Information Services Corp.	471,236	17,454,581
United Fire Group Inc.	447,184	13,294,780
Universal Insurance Holdings Inc.	619,717	12,673,213

		386,463,770
INTERNET & CATALOG RETAIL — 0.28%
Blue Nile Inc.[a,b]	251,675	9,062,817
FTD Companies Inc.[a,b]	403,189	14,039,041
NutriSystem Inc.	612,081	11,966,183
PetMed Express Inc.	433,070	6,223,216

		41,291,257
INTERNET SOFTWARE & SERVICES — 1.97%
Blucora Inc.[a,b]	875,463	12,125,163
comScore Inc.[a,b]	728,458	33,822,305
Dealertrack Technologies Inc.[a,b]	942,480	41,761,289
Dice Holdings Inc.[a,b]	789,650	7,904,397
Digital River Inc.[a,b]	679,829	16,812,171

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2014

Security	Shares	Value

j2 Global Inc.[b]	965,881	$59,884,622
Liquidity Services Inc.[a,b]	522,683	4,270,320
LivePerson Inc.[a,b]	1,059,781	14,942,912
LogMeIn Inc.[a,b]	519,723	25,643,133
Monster Worldwide Inc.[a,b]	1,886,512	8,715,685
NIC Inc.	1,290,009	23,207,262
Perficient Inc.[a,b]	733,264	13,660,708
QuinStreet Inc.[a]	724,803	4,399,554
Stamps.com Inc.[a]	311,379	14,943,078
XO Group Inc.[a,b]	515,085	9,379,698

		291,472,297
IT SERVICES — 2.35%
CACI International Inc. Class Aa	506,430	43,644,137
Cardtronics Inc.[a,b]	948,077	36,576,811
CIBER Inc.[a]	1,510,652	5,362,815
CSG Systems International Inc.	731,743	18,344,797
ExlService Holdings Inc.[a,b]	665,225	19,098,610
Forrester Research Inc.	235,030	9,250,781
Heartland Payment Systems Inc.	770,890	41,589,515
iGATE Corp.[a,b]	755,023	29,808,308
ManTech International Corp. Class A	499,410	15,097,164
MAXIMUS Inc.	1,400,619	76,809,946
Sykes Enterprises Inc.[a,b]	830,287	19,486,836
TeleTech Holdings Inc.[a]	375,627	8,894,847
Virtusa Corp.[a,b]	571,900	23,831,073

		347,795,640
LEISURE EQUIPMENT & PRODUCTS — 0.25%
Arctic Cat Inc.	274,113	9,731,012
Callaway Golf Co.[b]	1,647,696	12,687,259
Sturm Ruger & Co. Inc.[b]	412,605	14,288,511

		36,706,782
LIFE SCIENCES TOOLS & SERVICES — 0.80%
Affymetrix Inc.[a,b]	1,562,117	15,418,095
Albany Molecular Research Inc.[a,b]	504,692	8,216,386
Cambrex Corp.[a]	660,981	14,290,409
Luminex Corp.[a,b]	809,716	15,190,272
PAREXEL International Corp.[a,b]	1,170,035	65,007,145

		118,122,307
MACHINERY — 3.70%
Actuant Corp. Class A	1,383,287	37,680,738
Albany International Corp. Class A	611,259	23,221,729
Astec Industries Inc.	399,779	15,715,312
Barnes Group Inc.	1,043,265	38,611,238
Briggs & Stratton Corp.[b]	964,241	19,689,801
CIRCOR International Inc.	375,365	22,627,002
EnPro Industries Inc.[a,b]	509,493	31,975,781
ESCO Technologies Inc.	560,291	20,674,738
Federal Signal Corp.	1,329,742	20,531,216
Hillenbrand Inc.	1,335,385	46,070,783
John Bean Technologies Corp.	618,934	20,338,171
Lindsay Corp.[b]	259,300	22,232,382
Lydall Inc.[a,b]	364,079	11,949,073
Mueller Industries Inc.	1,209,398	41,288,848
Standex International Corp.	271,786	20,998,186
Tennant Co.	390,856	28,208,078

Security	Shares	Value

Titan International Inc.[b]	1,140,681	$12,125,439
Toro Co. (The)	1,183,894	75,544,276
Watts Water Technologies Inc. Class A	605,805	38,432,269

		547,915,060
MARINE — 0.21%
Matson Inc.	914,190	31,557,839

		31,557,839
MEDIA — 0.31%
E.W. Scripps Co. (The) Class Aa,b	640,386	14,312,627
Harte-Hanks Inc.	914,719	7,079,925
Scholastic Corp.	571,604	20,817,818
Sizmek Inc.[a,b]	479,730	3,003,110

		45,213,480
METALS & MINING — 1.46%
A.M. Castle & Co.[a,b]	382,905	3,055,582
AK Steel Holding Corp.[a,b]	3,772,106	22,406,310
Century Aluminum Co.[a,b]	1,099,189	26,820,211
Gerber Scientific Inc. Escrow[a]	349,019	3,490
Globe Specialty Metals Inc.	1,363,076	23,485,799
Haynes International Inc.	263,780	12,793,330
Kaiser Aluminum Corp.	377,967	26,998,183
Materion Corp.	428,729	15,104,123
Olympic Steel Inc.	199,066	3,539,393
RTI International Metals Inc.[a,b]	653,230	16,500,590
Stillwater Mining Co.[a,b]	2,558,800	37,716,712
SunCoke Energy Inc.	1,411,020	27,289,127

		215,712,850
MULTI-UTILITIES — 0.66%
Avista Corp.	1,218,550	43,075,742
NorthWestern Corp.	976,474	55,248,899

		98,324,641
MULTILINE RETAIL — 0.22%
Fred’s Inc. Class A	736,036	12,814,387
Tuesday Morning Corp.[a,b]	932,750	20,240,675

		33,055,062
OIL, GAS & CONSUMABLE FUELS — 1.53%
Approach Resources Inc.[a,b]	774,851	4,951,298
Arch Coal Inc.[b]	4,550,636	8,100,132
Bill Barrett Corp.[a,b]	1,056,784	12,036,770
Bonanza Creek Energy Inc.[a,b]	682,927	16,390,248
Carrizo Oil & Gas Inc.[a,b]	903,006	37,565,049
Cloud Peak Energy Inc.[a,b]	1,296,422	11,901,154
Comstock Resources Inc.[b]	955,398	6,506,260
Contango Oil & Gas Co.[a,b]	338,909	9,909,699
Green Plains Inc.[b]	727,579	18,029,408
Northern Oil and Gas Inc.[a,b]	1,226,133	6,927,651
PDC Energy Inc.[a,b]	761,973	31,446,626
Penn Virginia Corp.[a,b]	1,523,532	10,177,194
PetroQuest Energy Inc.[a]	1,263,990	4,727,323
Rex Energy Corp.[a,b]	1,038,770	5,297,727
Stone Energy Corp.[a]	1,192,310	20,126,193

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2014

Security	Shares	Value

Swift Energy Co.[a,b]	945,339	$3,828,623
Synergy Resources Corp.[a,b]	1,470,049	18,434,414

		226,355,769
PAPER & FOREST PRODUCTS — 1.44%
Boise Cascade Co.[a]	837,118	31,098,934
Clearwater Paper Corp.[a]	416,189	28,529,756
Deltic Timber Corp.	235,418	16,102,591
KapStone Paper and Packaging Corp.	1,796,786	52,663,798
Neenah Paper Inc.	353,918	21,330,638
P.H. Glatfelter Co.	913,869	23,367,630
Schweitzer-Mauduit International Inc.	647,257	27,378,971
Wausau Paper Corp.	1,064,162	12,099,522

		212,571,840
PERSONAL PRODUCTS — 0.12%
Inter Parfums Inc.	361,452	9,921,857
Medifast Inc.[a,b]	238,359	7,996,945

		17,918,802
PHARMACEUTICALS — 1.59%
Akorn Inc.[a,b]	1,582,395	57,282,699
Depomed Inc.[a]	1,251,699	20,164,871
Impax Laboratories Inc.[a,b]	1,409,959	44,667,501
Lannett Co. Inc.[a,b]	563,508	24,163,223
Medicines Co. (The)[a,b]	1,392,783	38,538,306
Prestige Brands Holdings Inc.[a,b]	1,108,474	38,486,217
Sagent Pharmaceuticals Inc.[a,b]	483,685	12,145,330

		235,448,147
PROFESSIONAL SERVICES — 1.50%
CDI Corp.	316,457	5,604,453
Exponent Inc.	274,208	22,622,160
Heidrick & Struggles International Inc.	351,959	8,112,655
Insperity Inc.	479,376	16,246,053
Kelly Services Inc. Class A	634,017	10,790,969
Korn/Ferry International[a]	1,068,321	30,724,912
Navigant Consulting Inc.[a]	1,031,186	15,849,329
On Assignment Inc.[a,b]	1,003,556	33,308,024
Resources Connection Inc.	808,173	13,294,446
TrueBlue Inc.[a,b]	905,874	20,155,696
WageWorks Inc.[a,b]	699,649	45,176,336

		221,885,033
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.23%
Acadia Realty Trust[b]	1,438,290	46,068,429
Agree Realty Corp.[b]	367,229	11,417,150
American Assets Trust Inc.	715,104	28,468,290
Associated Estates Realty Corp.[b]	1,224,582	28,422,548
Aviv REIT Inc.[b]	522,351	18,010,662
Capstead Mortgage Corp.[b]	2,035,495	24,995,879
CareTrust REIT Inc.[b]	448,879	5,534,678
Cedar Realty Trust Inc.	1,462,073	10,731,616
Chesapeake Lodging Trust[b]	1,167,822	43,454,657
CoreSite Realty Corp.[b]	462,567	18,063,241
Cousins Properties Inc.[b]	4,366,620	49,866,800
DiamondRock Hospitality Co.[b]	4,162,002	61,888,970
EastGroup Properties Inc.[b]	679,490	43,025,307

Security	Shares	Value

Education Realty Trust Inc.[b]	832,321	$30,454,625
EPR Properties[b]	1,215,424	70,044,885
Franklin Street Properties Corp.[b]	1,894,648	23,247,331
GEO Group Inc. (The)[b]	1,576,905	63,643,886
Getty Realty Corp.[b]	553,826	10,085,171
Government Properties Income Trust[b]	1,434,114	32,998,963
Healthcare Realty Trust Inc.[b]	2,088,003	57,044,242
Inland Real Estate Corp.	1,870,834	20,485,632
Kite Realty Group Trust[b]	1,775,508	51,028,100
Lexington Realty Trust[b]	4,446,139	48,818,606
LTC Properties Inc.	742,333	32,046,516
Medical Properties Trust Inc.[b]	3,668,317	50,549,408
Parkway Properties Inc.[b]	1,793,458	32,981,693
Pennsylvania Real Estate Investment Trust[b]	1,465,158	34,372,607
Post Properties Inc.	1,158,224	68,068,824
PS Business Parks Inc.	412,872	32,839,839
Retail Opportunity Investments Corp.[b]	1,980,369	33,250,395
Sabra Health Care REIT Inc.	1,161,238	35,266,798
Saul Centers Inc.	240,781	13,770,265
Sovran Self Storage Inc.	717,922	62,617,157
Universal Health Realty Income Trust	259,563	12,490,172
Urstadt Biddle Properties Inc. Class Ab	573,645	12,551,353

		1,218,604,695
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.08%
Forestar Group Inc.[a,b]	742,881	11,440,367

		11,440,367
ROAD & RAIL — 1.03%
ArcBest Corp.	515,979	23,925,946
Celadon Group Inc.	468,328	10,626,362
Heartland Express Inc.[b]	1,174,549	31,724,569
Knight Transportation Inc.	1,295,173	43,595,523
Roadrunner Transportation Systems Inc.[a,b]	591,133	13,802,956
Saia Inc.[a,b]	526,803	29,163,814

		152,839,170
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.46%
Advanced Energy Industries Inc.[a,b]	803,621	19,045,818
Brooks Automation Inc.	1,422,747	18,140,024
Cabot Microelectronics Corp.[a,b]	505,447	23,917,752
CEVA Inc.[a,b]	429,076	7,783,439
Cirrus Logic Inc.[a,b]	1,341,518	31,619,579
Cohu Inc.	542,357	6,454,048
Diodes Inc.[a]	780,141	21,508,487
DSP Group Inc.[a]	472,315	5,134,064
Entropic Communications Inc.[a,b]	1,919,529	4,856,408
Exar Corp.[a,b]	1,005,907	10,260,251
Kopin Corp.[a,b]	1,299,433	4,703,948
Kulicke and Soffa Industries Inc.[a]	1,636,511	23,663,949
Micrel Inc.	950,104	13,786,009
Microsemi Corp.[a,b]	2,021,312	57,364,835
MKS Instruments Inc.	1,129,038	41,322,791
Monolithic Power Systems Inc.	767,179	38,159,484
Nanometrics Inc.[a,b]	515,200	8,665,664
Pericom Semiconductor Corp.[a]	423,294	5,731,401
Power Integrations Inc.	628,976	32,543,218
Rudolph Technologies Inc.[a,b]	710,187	7,265,213
Synaptics Inc.[a,b]	784,791	54,025,012
Tessera Technologies Inc.	1,000,158	35,765,650

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2014

Security	Shares	Value

Ultratech Inc.[a,b]	602,344	$11,179,505
Veeco Instruments Inc.[a,b]	854,217	29,795,089

		512,691,638
SOFTWARE — 2.64%
Blackbaud Inc.	984,702	42,598,208
Bottomline Technologies Inc.[a,b]	814,177	20,582,395
Ebix Inc.[b]	624,730	10,614,163
EPIQ Systems Inc.	667,169	11,395,246
Interactive Intelligence Group Inc.[a,b]	358,547	17,174,401
Manhattan Associates Inc.[a,b]	1,587,225	64,631,802
MicroStrategy Inc. Class Aa	192,033	31,186,159
Monotype Imaging Holdings Inc.	832,408	23,998,323
NetScout Systems Inc.[a,b]	797,048	29,124,134
Progress Software Corp.[a]	1,065,898	28,800,564
Synchronoss Technologies Inc.[a,b]	764,436	31,999,291
Take-Two Interactive Software Inc.[a,b]	1,789,454	50,158,396
Tangoe Inc.[a,b]	778,588	10,145,002
Vasco Data Security International Inc.[a,b]	625,544	17,646,596

		390,054,680
SPECIALTY RETAIL — 4.35%
Aeropostale Inc.[a,b]	1,698,031	3,939,432
Barnes & Noble Inc.[a,b]	910,989	21,153,165
Big 5 Sporting Goods Corp.	388,593	5,685,116
Brown Shoe Co. Inc.	929,592	29,886,383
Buckle Inc. (The)[b]	595,949	31,299,241
Cato Corp. (The) Class A	545,690	23,017,204
Children’s Place Inc. (The)	451,721	25,748,097
Christopher & Banks Corp.[a,b]	786,100	4,488,631
Finish Line Inc. (The) Class A	1,019,279	24,778,673
Francesca’s Holdings Corp.[a,b]	899,619	15,023,637
Genesco Inc.[a,b]	512,910	39,299,164
Group 1 Automotive Inc.	455,218	40,796,637
Haverty Furniture Companies Inc.	437,411	9,627,416
Hibbett Sports Inc.[a,b]	531,154	25,723,788
Kirkland’s Inc.[a,b]	315,463	7,457,545
Lithia Motors Inc. Class A	486,053	42,135,935
Lumber Liquidators Holdings Inc.[a,b]	576,202	38,207,955
MarineMax Inc.[a,b]	528,244	10,591,292
Men’s Wearhouse Inc. (The)	971,587	42,895,566
Monro Muffler Brake Inc.[b]	672,170	38,851,426
Outerwall Inc.[a,b]	401,731	30,218,206
Pep Boys — Manny, Moe & Jack (The)[a]	1,134,251	11,138,345
Select Comfort Corp.[a,b]	1,131,868	30,594,392
Sonic Automotive Inc. Class A	708,955	19,170,143
Stage Stores Inc.	677,160	14,017,212
Stein Mart Inc.	605,547	8,853,097
Vitamin Shoppe Inc.[a,b]	655,828	31,860,124
Zumiez Inc.[a,b]	461,148	17,814,147

		644,271,969
TEXTILES, APPAREL & LUXURY GOODS — 2.01%
Crocs Inc.[a,b]	1,753,194	21,897,393
G-III Apparel Group Ltd.[a,b]	406,600	41,070,666
Iconix Brand Group Inc.[a,b]	1,021,811	34,526,994
Movado Group Inc.	384,997	10,922,365
Oxford Industries Inc.	308,123	17,011,471
Perry Ellis International Inc.[a,b]	257,078	6,666,032
Quiksilver Inc.[a,b]	2,642,635	5,840,223

Security	Shares	Value

SKECHERS U.S.A. Inc. Class Aa,b	872,283	$48,193,636
Steven Madden Ltd.[a]	1,203,331	38,302,026
Unifi Inc.[a]	305,470	9,081,623
Wolverine World Wide Inc.[b]	2,160,055	63,656,821

		297,169,250
THRIFTS & MORTGAGE FINANCE — 0.85%
Bank Mutual Corp.	928,860	6,371,980
BofI Holding Inc.[a,b]	277,780	21,614,062
Brookline Bancorp Inc.	1,488,778	14,932,443
Dime Community Bancshares Inc.	645,503	10,508,789
Northwest Bancshares Inc.	2,017,130	25,274,639
Oritani Financial Corp.	810,745	12,485,473
Provident Financial Services Inc.	1,144,612	20,671,693
TrustCo Bank Corp. NY	2,014,305	14,623,854

		126,482,933
TOBACCO — 0.16%
Alliance One International Inc.[a]	1,741,814	2,752,066
Universal Corp.	492,400	21,655,752

		24,407,818
TRADING COMPANIES & DISTRIBUTORS — 0.67%
Aceto Corp.	583,067	12,652,554
Applied Industrial Technologies Inc.	878,745	40,061,984
DXP Enterprises Inc.[a]	274,686	13,879,884
Kaman Corp.	577,257	23,142,233
Veritiv Corp.[a,b]	173,410	8,994,777

		98,731,432
WATER UTILITIES — 0.21%
American States Water Co.	815,613	30,715,986

		30,715,986
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
NTELOS Holdings Corp.	361,052	1,512,808
Spok Holdings Inc.	464,439	8,062,661

		9,575,469

TOTAL COMMON STOCKS
(Cost: $12,447,638,956)		14,759,607,541

SHORT-TERM INVESTMENTS — 10.73%

MONEY MARKET FUNDS — 10.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	1,482,075,638	1,482,075,638
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	90,341,684	90,341,684

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	14,579,978	$14,579,978

		1,586,997,300

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,586,997,300)		1,586,997,300

TOTAL INVESTMENTS IN SECURITIES — 110.47% (Cost: $14,034,636,256)		16,346,604,841
Other Assets, Less Liabilities — (10.47)%		(1,548,702,958)

NET ASSETS — 100.00%		$14,797,901,883

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	312	Mar. 2015	ICE Markets Equity	$37,461,840	$583,306

See accompanying notes to schedules of investments.

22

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.59%
AAR Corp.	3,517	$97,702
AeroVironment Inc.[a,b]	1,592	43,382
Alliant Techsystems Inc.	2,902	337,357
American Science and Engineering Inc.	788	40,897
B/E Aerospace Inc.[a]	9,456	548,637
Boeing Co. (The)	59,471	7,730,041
Cubic Corp.	2,002	105,385
Curtiss-Wright Corp.	4,328	305,514
Engility Holdings Inc.[a]	1,533	65,612
Esterline Technologies Corp.[a]	2,843	311,820
Exelis Inc.	16,964	297,379
GenCorp Inc.[a,b]	5,155	94,336
General Dynamics Corp.	28,248	3,887,490
Honeywell International Inc.	70,211	7,015,483
Huntington Ingalls Industries Inc.	4,345	488,639
KLX Inc.[a]	4,728	195,030
L-3 Communications Holdings Inc.	7,652	965,759
Lockheed Martin Corp.	24,087	4,638,434
Moog Inc. Class Aa	3,678	272,282
National Presto Industries Inc.	397	23,042
Northrop Grumman Corp.	18,127	2,671,739
Orbital Sciences Corp.[a]	5,149	138,457
Precision Castparts Corp.	12,789	3,080,614
Raytheon Co.	27,672	2,993,280
Rockwell Collins Inc.	11,949	1,009,451
Taser International Inc.[a,b]	4,620	122,338
Teledyne Technologies Inc.[a]	3,315	340,583
Textron Inc.	24,880	1,047,697
Triumph Group Inc.	4,677	314,388
United Technologies Corp.	76,031	8,743,565

		47,926,333
AIR FREIGHT & LOGISTICS — 0.72%
Atlas Air Worldwide Holdings Inc.[a]	2,356	116,151
C.H. Robinson Worldwide Inc.	13,097	980,834
Expeditors International of Washington Inc.	17,314	772,378
FedEx Corp.	23,632	4,103,933
Forward Air Corp.	2,857	143,907
Hub Group Inc. Class Aa	3,180	121,094
United Parcel Service Inc.	62,519	6,950,237
UTi Worldwide Inc.[a]	7,865	94,931

		13,283,465
AIRLINES — 0.41%
Alaska Air Group Inc.	11,959	714,670
Allegiant Travel Co.	1,247	187,462
Delta Air Lines Inc.	75,078	3,693,087
JetBlue Airways Corp.[a,b]	21,940	347,968
SkyWest Inc.	4,358	57,874
Southwest Airlines Co.	60,923	2,578,261

		7,579,322

Security	Shares	Value

AUTO COMPONENTS — 0.40%
BorgWarner Inc.	20,478	$1,125,266
Delphi Automotive PLC	26,578	1,932,752
Dorman Products Inc.[a]	2,772	133,804
Drew Industries Inc.[a]	2,004	102,344
Gentex Corp.	13,067	472,111
Goodyear Tire & Rubber Co. (The)	24,485	699,537
Johnson Controls Inc.	59,639	2,882,949
Standard Motor Products Inc.	2,015	76,812
Superior Industries International Inc.	1,988	39,343

		7,464,918
AUTOMOBILES — 0.60%
Ford Motor Co.	345,245	5,351,298
General Motors Co.	121,007	4,224,354
Harley-Davidson Inc.	19,189	1,264,747
Thor Industries Inc.	4,260	238,006
Winnebago Industries Inc.	2,410	52,442

		11,130,847
BEVERAGES — 1.90%
Boston Beer Co. Inc. (The)[a,b]	774	224,104
Brown-Forman Corp.	14,087	1,237,402
Coca-Cola Co. (The)	353,513	14,925,319
Coca-Cola Enterprises Inc.	20,002	884,488
Constellation Brands Inc.[a]	15,073	1,479,716
Dr Pepper Snapple Group Inc.	17,457	1,251,318
Molson Coors Brewing Co. Class B NVS	14,205	1,058,557
Monster Beverage Corp.[a]	12,932	1,401,182
PepsiCo Inc.	134,217	12,691,560

		35,153,646
BIOTECHNOLOGY — 2.66%
Acorda Therapeutics Inc.[a]	3,543	144,802
Alexion Pharmaceuticals Inc.[a]	17,756	3,285,393
Amgen Inc.	68,218	10,866,445
Biogen Idec Inc.[a]	21,184	7,190,909
Celgene Corp.[a]	71,634	8,012,979
Cubist Pharmaceuticals Inc.[a]	6,811	685,527
Emergent BioSolutions Inc.[a]	2,390	65,080
Gilead Sciences Inc.[a]	135,294	12,752,812
Ligand Pharmaceuticals Inc.[a,b]	1,595	84,870
Momenta Pharmaceuticals Inc.[a]	4,394	52,904
Regeneron Pharmaceuticals Inc.[a]	6,643	2,725,291
Repligen Corp.[a,b]	2,696	53,381
Spectrum Pharmaceuticals Inc.[a]	4,358	30,201
United Therapeutics Corp.[a]	4,266	552,404
Vertex Pharmaceuticals Inc.[a]	21,649	2,571,901

		49,074,899
BUILDING PRODUCTS — 0.18%
A.O. Smith Corp.	6,793	383,193
AAON Inc.	3,615	80,940
Allegion PLC	8,638	479,063
American Woodmark Corp.[a]	1,096	44,322
Apogee Enterprises Inc.	2,436	103,213
Fortune Brands Home & Security Inc.	14,097	638,171
Gibraltar Industries Inc.[a]	2,753	44,764

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

Griffon Corp.	3,992	$53,094
Lennox International Inc.	3,983	378,664
Masco Corp.	31,892	803,678
PGT Inc.[a]	4,422	42,584
Quanex Building Products Corp.	3,170	59,533
Simpson Manufacturing Co. Inc.	3,550	122,830
Universal Forest Products Inc.	1,970	104,804

		3,338,853
CAPITAL MARKETS — 2.25%
Affiliated Managers Group Inc.[a]	4,998	1,060,776
Ameriprise Financial Inc.	16,563	2,190,457
Bank of New York Mellon Corp. (The)	100,817	4,090,146
BlackRock Inc.[c]	11,422	4,084,050
Calamos Asset Management Inc. Class A	1,617	21,539
Charles Schwab Corp. (The)	102,907	3,106,762
E*TRADE Financial Corp.[a]	26,055	631,964
Eaton Vance Corp. NVS	10,699	437,910
Evercore Partners Inc. Class A	3,379	176,958
Federated Investors Inc. Class B	8,813	290,212
Financial Engines Inc.	4,735	173,064
Franklin Resources Inc.	35,142	1,945,813
FXCM Inc. Class A	3,632	60,182
Goldman Sachs Group Inc. (The)	36,332	7,042,232
Greenhill & Co. Inc.	2,339	101,980
HFF Inc. Class A	3,196	114,800
Interactive Brokers Group Inc. Class A	5,126	149,474
Invesco Ltd.	38,648	1,527,369
Investment Technology Group Inc.[a]	3,555	74,015
Janus Capital Group Inc.	13,802	222,626
Legg Mason Inc.	9,175	489,670
Morgan Stanley	137,006	5,315,833
Northern Trust Corp.	19,800	1,334,520
Piper Jaffray Companies Inc.[a]	1,569	91,143
Raymond James Financial Inc.	11,328	648,981
SEI Investments Co.	11,922	477,357
State Street Corp.	37,466	2,941,081
Stifel Financial Corp.[a]	5,903	301,171
SWS Group Inc.[a]	2,751	19,009
T. Rowe Price Group Inc.	23,288	1,999,508
Virtus Investment Partners Inc.	690	117,638
Waddell & Reed Financial Inc. Class A	7,468	372,056

		41,610,296
CHEMICALS — 2.43%
A. Schulman Inc.	2,734	110,809
Air Products and Chemicals Inc.	17,312	2,496,910
Airgas Inc.	6,011	692,347
Albemarle Corp.	7,108	427,404
American Vanguard Corp.	2,008	23,333
Ashland Inc.	5,742	687,662
Balchem Corp.	2,645	176,263
Cabot Corp.	5,831	255,748
Calgon Carbon Corp.[a]	4,776	99,245
CF Industries Holdings Inc.	4,454	1,213,893
Cytec Industries Inc.	6,314	291,518
Dow Chemical Co. (The)	99,387	4,533,041
E.I. du Pont de Nemours and Co.	81,259	6,008,291
Eastman Chemical Co.	13,376	1,014,703
Ecolab Inc.	24,158	2,524,994
Flotek Industries Inc.[a]	4,414	82,674

Security	Shares	Value

FMC Corp.	11,853	$675,977
FutureFuel Corp.	2,003	26,079
H.B. Fuller Co.	4,665	207,733
Hawkins Inc.	792	34,317
Innophos Holdings Inc.	1,944	113,627
International Flavors & Fragrances Inc.	7,210	730,806
Intrepid Potash Inc.[a,b]	4,681	64,972
Koppers Holdings Inc.	1,628	42,296
Kraton Performance Polymers Inc.[a]	2,780	57,796
LSB Industries Inc.[a,b]	1,591	50,021
LyondellBasell Industries NV Class A	37,292	2,960,612
Minerals Technologies Inc.	3,156	219,184
Monsanto Co.	43,423	5,187,746
Mosaic Co. (The)	28,299	1,291,849
NewMarket Corp.	961	387,792
Olin Corp.	7,071	161,007
OM Group Inc.	2,781	82,874
PolyOne Corp.	8,330	315,790
PPG Industries Inc.	12,295	2,841,989
Praxair Inc.	26,102	3,381,775
Quaker Chemical Corp.	1,157	106,490
Rayonier Advanced Materials Inc.[b]	3,827	85,342
RPM International Inc.	11,835	600,153
Scotts Miracle-Gro Co. (The) Class A	3,912	243,796
Sensient Technologies Corp.	4,330	261,272
Sherwin-Williams Co. (The)	7,331	1,928,346
Sigma-Aldrich Corp.	10,652	1,462,200
Stepan Co.	1,891	75,791
Tredegar Corp.	1,978	44,485
Valspar Corp. (The)	6,760	584,605
Zep Inc.	1,935	29,315

		44,894,872
COMMERCIAL BANKS — 6.01%
Associated Banc-Corp.	14,094	262,571
BancorpSouth Inc.	7,818	175,983
Bank of America Corp.	943,062	16,871,379
Bank of Hawaii Corp.	3,974	235,698
Bank of the Ozarks Inc.	5,965	226,193
Banner Corp.	1,960	84,319
BB&T Corp.	64,332	2,501,871
BBCN Bancorp Inc.	6,712	96,519
Boston Private Financial Holdings Inc.	6,692	90,141
Cardinal Financial Corp.	2,723	53,997
Cathay General Bancorp	6,950	177,850
Citigroup Inc.	271,678	14,700,497
City Holding Co.	1,573	73,192
City National Corp.	4,318	348,938
Columbia Banking System Inc.	4,696	129,657
Comerica Inc.	16,240	760,682
Commerce Bancshares Inc.	7,341	319,260
Community Bank System Inc.	3,533	134,713
Cullen/Frost Bankers Inc.	4,823	340,697
CVB Financial Corp.	8,759	140,319
East West Bancorp Inc.	13,026	504,236
F.N.B. Corp.	15,301	203,809
Fifth Third Bancorp	74,011	1,507,974
First Bancorp (Puerto Rico)[a]	9,793	57,485
First Commonwealth Financial Corp.	7,766	71,603
First Financial Bancorp	5,102	94,846
First Financial Bankshares Inc.	5,498	164,280
First Horizon National Corp.	21,760	295,501

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

First Midwest Bancorp Inc.	6,349	$108,631
First Niagara Financial Group Inc.	31,096	262,139
FirstMerit Corp.	14,601	275,813
Fulton Financial Corp.	17,319	214,063
Glacier Bancorp Inc.	6,989	194,085
Hancock Holding Co.	7,450	228,715
Hanmi Financial Corp.	3,116	67,960
Home Bancshares Inc.	5,176	166,460
Huntington Bancshares Inc.	72,959	767,529
Independent Bank Corp. (Massachusetts)	2,351	100,646
International Bancshares Corp.	5,452	144,696
JPMorgan Chase & Co.	335,219	20,978,005
KeyCorp	78,311	1,088,523
LegacyTexas Financial Group Inc.	3,099	73,911
M&T Bank Corp.	11,886	1,493,119
MB Financial Inc.	5,566	182,899
National Penn Bancshares Inc.	10,685	112,460
NBT Bancorp Inc.	3,929	103,215
OFG Bancorp	4,032	67,133
Old National Bancorp	10,149	151,017
PacWest Bancorp	7,486	340,314
Pinnacle Financial Partners Inc.	2,810	111,107
PNC Financial Services Group Inc. (The)[c]	47,212	4,307,151
PrivateBancorp Inc.	6,406	213,960
Prosperity Bancshares Inc.	5,398	298,833
Regions Financial Corp.	123,663	1,305,881
S&T Bancorp Inc.	2,401	71,574
Signature Bank[a]	4,568	575,385
Simmons First National Corp. Class A	1,555	63,211
Sterling Bancorp	7,030	101,091
SunTrust Banks Inc.	46,817	1,961,632
Susquehanna Bancshares Inc.	16,501	221,608
SVB Financial Group[a]	4,580	531,601
Synovus Financial Corp.	12,491	338,381
TCF Financial Corp.	14,922	237,111
Texas Capital Bancshares Inc.[a]	4,185	227,371
Tompkins Financial Corp.	1,146	63,374
Trustmark Corp.	5,938	145,719
U.S. Bancorp	160,491	7,214,070
UMB Financial Corp.	3,517	200,082
Umpqua Holdings Corp.	19,418	330,300
United Bankshares Inc./WV	5,563	208,334
United Community Banks Inc.	3,901	73,885
Valley National Bancorp	19,491	189,258
Webster Financial Corp.	8,177	265,998
Wells Fargo & Co.	423,314	23,206,073
Westamerica Bancorp	2,388	117,060
Wilshire Bancorp Inc.	6,654	67,405
Wintrust Financial Corp.	4,047	189,238
Zions Bancorp	18,121	516,630

		111,098,866
COMMERCIAL SERVICES & SUPPLIES — 0.61%
ABM Industries Inc.	4,996	143,135
ADT Corp. (The)	15,661	567,398
Brady Corp. Class A	4,286	117,179
Brink’s Co. (The)	4,349	106,159
Cintas Corp.	8,690	681,644
Clean Harbors Inc.[a,b]	5,074	243,806
Copart Inc.[a]	10,362	378,109
Deluxe Corp.	4,397	273,713
G&K Services Inc. Class A	1,921	136,103

Security	Shares	Value

Healthcare Services Group Inc.	6,277	$194,148
Herman Miller Inc.	5,098	150,034
HNI Corp.	3,942	201,279
Interface Inc.	5,632	92,759
Matthews International Corp. Class A	2,702	131,506
Mobile Mini Inc.	4,239	171,722
MSA Safety Inc.	2,736	145,254
Pitney Bowes Inc.	18,417	448,822
R.R. Donnelley & Sons Co.	18,073	303,717
Republic Services Inc.	22,460	904,015
Rollins Inc.	5,557	183,937
Stericycle Inc.[a]	7,563	991,358
Tetra Tech Inc.	5,880	156,996
Tyco International PLC	37,456	1,642,820
UniFirst Corp.	1,481	179,868
United Stationers Inc.	3,552	149,752
US Ecology Inc.	1,942	77,913
Viad Corp.	1,628	43,403
Waste Connections Inc.	11,291	496,691
Waste Management Inc.	38,234	1,962,169

		11,275,409
COMMUNICATIONS EQUIPMENT — 1.61%
ADTRAN Inc.	4,810	104,858
ARRIS Group Inc.[a]	11,826	357,027
Bel Fuse Inc. Class B	797	21,790
Black Box Corp.	1,561	37,308
CalAmp Corp.[a,b]	2,820	51,606
Ciena Corp.[a,b]	9,098	176,592
Cisco Systems Inc.	458,579	12,755,375
Comtech Telecommunications Corp.	1,614	50,873
Digi International Inc.[a]	2,347	21,804
F5 Networks Inc.[a]	6,610	862,374
Harmonic Inc.[a]	8,750	61,338
Harris Corp.	9,442	678,124
InterDigital Inc.	3,228	170,761
Ixia[a,b]	4,731	53,224
JDS Uniphase Corp.[a,b]	20,858	286,172
Juniper Networks Inc.	34,635	773,053
Motorola Solutions Inc.	19,030	1,276,532
NETGEAR Inc.[a]	3,088	109,871
Plantronics Inc.	3,889	206,195
Polycom Inc.[a]	12,685	171,247
QUALCOMM Inc.	149,102	11,082,752
Riverbed Technology Inc.[a]	14,178	289,373
ViaSat Inc.[a,b]	3,877	244,367

		29,842,616
COMPUTERS & PERIPHERALS — 4.27%
3D Systems Corp.[a,b]	9,458	310,884
Apple Inc.	525,878	58,046,414
Diebold Inc.	5,942	205,831
Electronics For Imaging Inc.[a]	3,996	171,149
EMC Corp.	182,531	5,428,472
Hewlett-Packard Co.	167,393	6,717,481
Lexmark International Inc. Class A	5,774	238,293
NCR Corp.[a]	14,900	434,186
NetApp Inc.	28,006	1,160,849
QLogic Corp.[a]	8,638	115,058
SanDisk Corp.	19,808	1,940,788
Seagate Technology PLC	29,284	1,947,386

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

Super Micro Computer Inc.[a]	3,272	$114,127
Western Digital Corp.	19,597	2,169,388

		79,000,306
CONSTRUCTION & ENGINEERING — 0.17%
AECOM Technology Corp.[a]	13,547	411,422
Aegion Corp.[a]	3,494	65,023
Comfort Systems USA Inc.	3,497	59,869
Dycom Industries Inc.[a]	2,810	98,603
EMCOR Group Inc.	5,896	262,313
Fluor Corp.	14,065	852,761
Granite Construction Inc.	3,130	119,003
Jacobs Engineering Group Inc.[a]	11,847	529,442
KBR Inc.	13,048	221,164
Orion Marine Group Inc.[a]	2,355	26,023
Quanta Services Inc.[a]	19,408	550,993

		3,196,616
CONSTRUCTION MATERIALS — 0.10%
Eagle Materials Inc.	4,442	337,725
Headwaters Inc.[a]	7,069	105,965
Martin Marietta Materials Inc.	5,579	615,475
Vulcan Materials Co.	11,771	773,708

		1,832,873
CONSUMER FINANCE — 0.88%
American Express Co.	79,816	7,426,081
Capital One Financial Corp.	49,887	4,118,172
Cash America International Inc.	2,416	54,650
Discover Financial Services	40,696	2,665,181
Encore Capital Group Inc.[a,b]	2,316	102,830
Enova International Inc.[a]	2,225	49,528
EZCORP Inc. Class A NVS[a,b]	4,718	55,436
First Cash Financial Services Inc.[a]	2,718	151,311
Green Dot Corp. Class Aa	3,536	72,453
Navient Corp.	36,673	792,504
PRA Group Inc.[a,b]	4,641	268,853
SLM Corp.	38,113	388,371
World Acceptance Corp.[a,b]	866	68,804

		16,214,174
CONTAINERS & PACKAGING — 0.34%
AptarGroup Inc.[b]	5,878	392,886
Avery Dennison Corp.	8,274	429,255
Ball Corp.	12,249	835,014
Bemis Co. Inc.	8,996	406,709
Greif Inc. Class A	3,110	146,885
MeadWestvaco Corp.	15,028	667,093
Myers Industries Inc.	2,398	42,205
Owens-Illinois Inc.[a]	14,981	404,337
Packaging Corp. of America	8,912	695,582
Rock-Tenn Co. Class A	12,716	775,422
Sealed Air Corp.	19,010	806,594
Silgan Holdings Inc.	3,895	208,772
Sonoco Products Co.	9,175	400,947

		6,211,701

Security	Shares	Value

DISTRIBUTORS — 0.14%
Genuine Parts Co.	13,787	$1,469,281
LKQ Corp.[a]	27,094	761,883
Pool Corp.	3,972	251,984
VOXX International Corp.[a]	1,602	14,033

		2,497,181
DIVERSIFIED CONSUMER SERVICES — 0.15%
American Public Education Inc.[a]	1,569	57,849
Apollo Education Group Inc.[a]	8,567	292,220
Capella Education Co.	908	69,880
Career Education Corp.[a,b]	5,134	35,733
DeVry Education Group Inc.	5,160	244,945
Graham Holdings Co. Class B	394	340,302
H&R Block Inc.	24,737	833,142
Regis Corp.[a]	3,581	60,018
Service Corp. International	18,681	424,059
Sotheby’s	5,664	244,571
Strayer Education Inc.[a]	945	70,195
Universal Technical Institute Inc.	1,928	18,971

		2,691,885
DIVERSIFIED FINANCIAL SERVICES — 1.91%
Berkshire Hathaway Inc. Class Ba	163,521	24,552,678
CBOE Holdings Inc.	7,510	476,284
CME Group Inc./IL	28,312	2,509,859
Intercontinental Exchange Inc.	10,087	2,211,978
Leucadia National Corp.	28,666	642,692
MarketAxess Holdings Inc.	3,282	235,352
McGraw Hill Financial Inc.	24,349	2,166,574
Moody’s Corp.	16,485	1,579,428
MSCI Inc. Class Ab	9,986	473,736
NASDAQ OMX Group Inc. (The)	10,689	512,644

		35,361,225
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.04%
8x8 Inc.[a,b]	8,924	81,744
AT&T Inc.[b]	465,151	15,624,422
Atlantic Tele-Network Inc.	786	53,126
CenturyLink Inc.	51,073	2,021,469
Cincinnati Bell Inc.[a]	17,685	56,415
Consolidated Communications Holdings Inc.	4,199	116,858
Frontier Communications Corp.	88,702	591,642
General Communication Inc. Class Aa	3,113	42,804
Level 3 Communications Inc.[a]	25,000	1,234,500
Lumos Networks Corp.	2,140	35,995
Verizon Communications Inc.	372,119	17,407,727
Windstream Holdings Inc.	53,992	444,894

		37,711,596
ELECTRIC UTILITIES — 1.81%
ALLETE Inc.	3,509	193,486
American Electric Power Co. Inc.	43,779	2,658,261
Cleco Corp.	5,515	300,788
Duke Energy Corp.	63,448	5,300,446
Edison International	29,155	1,909,069
El Paso Electric Co.	3,569	142,974
Entergy Corp.	16,059	1,404,841

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

Exelon Corp.	76,929	$2,852,527
FirstEnergy Corp.	37,499	1,462,086
Great Plains Energy Inc.	14,095	400,439
Hawaiian Electric Industries Inc.[b]	9,398	314,645
IDACORP Inc.	4,652	307,916
NextEra Energy Inc.	39,139	4,160,084
Northeast Utilities	28,315	1,515,419
OGE Energy Corp.	17,847	633,212
Pepco Holdings Inc.	22,581	608,106
Pinnacle West Capital Corp.	9,821	670,873
PNM Resources Inc.	7,154	211,973
PPL Corp.	59,457	2,160,073
Southern Co. (The)	80,680	3,962,195
UIL Holdings Corp.	5,020	218,571
Westar Energy Inc.	11,528	475,415
Xcel Energy Inc.	45,433	1,631,953

		33,495,352
ELECTRICAL EQUIPMENT — 0.61%
Acuity Brands Inc.	3,919	548,934
AMETEK Inc.	22,007	1,158,228
AZZ Inc.	2,371	111,247
Eaton Corp. PLC	42,671	2,899,921
Emerson Electric Co.	62,234	3,841,705
Encore Wire Corp.	1,608	60,027
EnerSys	4,057	250,398
Franklin Electric Co. Inc.	3,586	134,583
General Cable Corp.	4,382	65,292
Hubbell Inc. Class B	4,829	515,882
Powell Industries Inc.	779	38,226
Regal Beloit Corp.	3,941	296,363
Rockwell Automation Inc.	12,201	1,356,751
Vicor Corp.[a]	1,612	19,505

		11,297,062
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.81%
Agilysys Inc.[a,b]	1,234	15,536
Amphenol Corp. Class A	27,801	1,495,972
Anixter International Inc.[a]	2,374	210,004
Arrow Electronics Inc.[a]	8,714	504,454
Avnet Inc.	12,245	526,780
Badger Meter Inc.	1,209	71,754
Belden Inc.	3,914	308,462
Benchmark Electronics Inc.[a]	5,115	130,126
Checkpoint Systems Inc.[a]	3,548	48,714
Cognex Corp.[a]	7,980	329,813
Coherent Inc.[a]	2,335	141,781
Corning Inc.	115,370	2,645,434
CTS Corp.	2,791	49,764
Daktronics Inc.	3,192	39,932
DTS Inc.[a]	1,536	47,232
Electro Scientific Industries Inc.	2,003	15,543
Fabrinet[a]	2,346	41,618
FARO Technologies Inc.[a]	1,547	96,966
FEI Co.	3,838	346,763
FLIR Systems Inc.	12,580	406,460
II-VI Inc.[a]	4,746	64,783
Ingram Micro Inc. Class Aa	14,108	389,945
Insight Enterprises Inc.[a]	3,921	101,515
IPG Photonics Corp.[a,b]	3,139	235,174
Itron Inc.[a]	3,546	149,960

Security	Shares	Value

Jabil Circuit Inc.	17,276	$377,135
Keysight Technologies Inc.[a]	14,907	503,409
Knowles Corp.[a,b]	7,860	185,103
Littelfuse Inc.	2,066	199,720
Mercury Systems Inc.[a]	2,718	37,835
Methode Electronics Inc.	3,604	131,582
MTS Systems Corp.	1,291	96,864
National Instruments Corp.	9,153	284,567
Newport Corp.[a]	3,174	60,655
OSI Systems Inc.[a]	1,619	114,577
Park Electrochemical Corp.	1,625	40,511
Plexus Corp.[a]	3,120	128,575
Rofin-Sinar Technologies Inc.[a]	2,388	68,703
Rogers Corp.[a]	1,569	127,779
Sanmina Corp.[a]	7,466	175,675
ScanSource Inc.[a]	2,371	95,219
SYNNEX Corp.	2,619	204,701
TE Connectivity Ltd.	36,594	2,314,571
Tech Data Corp.[a]	3,519	222,506
Trimble Navigation Ltd.[a]	23,312	618,701
TTM Technologies Inc.[a]	4,677	35,218
Vishay Intertechnology Inc.	12,167	172,163
Zebra Technologies Corp. Class Aa	4,640	359,182

		14,969,436
ENERGY EQUIPMENT & SERVICES — 1.43%
Atwood Oceanics Inc.[a]	5,525	156,744
Baker Hughes Inc.	38,700	2,169,909
Basic Energy Services Inc.[a,b]	3,488	24,451
Bristow Group Inc.	3,159	207,831
C&J Energy Services Inc.[a,b]	3,917	51,744
Cameron International Corp.[a]	17,756	886,912
CARBO Ceramics Inc.[b]	1,868	74,813
Diamond Offshore Drilling Inc.[b]	6,271	230,208
Dresser-Rand Group Inc.[a]	6,800	556,240
Dril-Quip Inc.[a]	3,591	275,538
Ensco PLC Class Ab	20,905	626,105
ERA Group Inc.[a]	1,626	34,390
Exterran Holdings Inc.	5,993	195,252
FMC Technologies Inc.[a]	20,928	980,268
Geospace Technologies Corp.[a,b]	1,174	31,111
Gulf Island Fabrication Inc.	1,200	23,268
GulfMark Offshore Inc. Class A	2,238	54,652
Halliburton Co.	76,074	2,991,990
Helix Energy Solutions Group Inc.[a]	8,636	187,401
Helmerich & Payne Inc.	9,770	658,693
Hornbeck Offshore Services Inc.[a,b]	2,768	69,117
ION Geophysical Corp.[a]	11,080	30,470
Matrix Service Co.[a]	2,378	53,077
Nabors Industries Ltd.	25,915	336,377
National Oilwell Varco Inc.	38,501	2,522,971
Newpark Resources Inc.[a,b]	7,829	74,689
Nobel Corp. PLC	22,913	379,668
Oceaneering International Inc.	9,462	556,460
Oil States International Inc.[a]	4,730	231,297
Paragon Offshore PLC[b]	7,529	20,855
Patterson-UTI Energy Inc.	12,995	215,587
Pioneer Energy Services Corp.[a]	5,497	30,453
Rowan Companies PLC Class A	11,060	257,919
Schlumberger Ltd.	115,410	9,857,168
SEACOR Holdings Inc.[a]	1,626	120,015
Superior Energy Services Inc.	13,899	280,065

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

Tesco Corp.	3,677	$47,139
TETRA Technologies Inc.[a]	6,727	44,936
Tidewater Inc.	4,376	141,826
Transocean Ltd.[b]	30,635	561,540
Unit Corp.[a]	4,279	145,914
US Silica Holdings Inc.	4,742	121,822

		26,516,885
FOOD & STAPLES RETAILING — 2.27%
Andersons Inc. (The)	2,368	125,836
Casey’s General Stores Inc.	3,312	299,140
Costco Wholesale Corp.	39,279	5,567,798
CVS Health Corp.	102,813	9,901,920
Kroger Co. (The)	43,964	2,822,928
Safeway Inc.	20,525	720,838
SpartanNash Co.	3,242	84,746
SUPERVALU Inc.[a]	18,532	179,760
Sysco Corp.	52,908	2,099,919
United Natural Foods Inc.[a]	4,371	337,988
Wal-Mart Stores Inc.	141,634	12,163,528
Walgreens Boots Alliance Inc.	78,026	5,945,581
Whole Foods Market Inc.	32,363	1,631,742

		41,881,724
FOOD PRODUCTS — 1.64%
Archer-Daniels-Midland Co.	57,784	3,004,768
B&G Foods Inc. Class A	4,692	140,291
Cal-Maine Foods Inc.[b]	2,896	113,031
Calavo Growers Inc.	1,170	55,341
Campbell Soup Co.	16,142	710,248
ConAgra Foods Inc.	37,749	1,369,534
Darling Ingredients Inc.[a,b]	14,990	272,218
Dean Foods Co.	8,162	158,180
Diamond Foods Inc.[a]	2,510	70,857
Flowers Foods Inc.	16,957	325,405
General Mills Inc.	54,187	2,889,793
Hain Celestial Group Inc.[a]	8,925	520,238
Hershey Co. (The)	13,353	1,387,777
Hormel Foods Corp.	12,153	633,171
Ingredion Inc.	6,383	541,534
J&J Snack Foods Corp.	1,434	155,976
J.M. Smucker Co. (The)	9,136	922,553
Kellogg Co.	22,636	1,481,300
Keurig Green Mountain Inc.	10,890	1,441,782
Kraft Foods Group Inc.	52,834	3,310,578
Lancaster Colony Corp.	1,851	173,328
McCormick & Co. Inc. NVS	11,540	857,422
Mead Johnson Nutrition Co. Class A	18,058	1,815,551
Mondelez International Inc. Class A	150,532	5,468,075
Post Holdings Inc.[a]	3,873	162,240
Sanderson Farms Inc.[b]	1,928	162,000
Seneca Foods Corp. Class Aa	789	21,327
Snyders-Lance Inc.	4,883	149,176
Tootsie Roll Industries Inc.	1,633	50,051
TreeHouse Foods Inc.[a,b]	3,868	330,830
Tyson Foods Inc. Class A	26,332	1,055,650
WhiteWave Foods Co. (The) Class Aa	15,375	537,971

		30,288,196

Security	Shares	Value

GAS UTILITIES — 0.23%
AGL Resources Inc.	10,583	$576,879
Atmos Energy Corp.	9,091	506,732
Laclede Group Inc. (The)	4,013	213,492
National Fuel Gas Co.	7,466	519,111
New Jersey Resources Corp.	3,906	239,047
Northwest Natural Gas Co.	2,349	117,215
ONE GAS Inc.	4,610	190,024
Piedmont Natural Gas Co.	7,194	283,516
Questar Corp.	15,395	389,186
South Jersey Industries Inc.	3,086	181,858
Southwest Gas Corp.	4,293	265,350
UGI Corp.	15,283	580,449
WGL Holdings Inc.	4,421	241,475

		4,304,334
HEALTH CARE EQUIPMENT & SUPPLIES — 2.38%
Abaxis Inc.	1,964	111,614
Abbott Laboratories	135,065	6,080,626
ABIOMED Inc.[a,b]	3,195	121,602
Align Technology Inc.[a]	6,639	371,186
Analogic Corp.	1,155	97,725
AngioDynamics Inc.[a]	2,291	43,552
Anika Therapeutics Inc.[a]	1,493	60,825
Baxter International Inc.	48,587	3,560,941
Becton, Dickinson and Co.	17,165	2,388,681
Boston Scientific Corp.[a]	119,024	1,577,068
C.R. Bard Inc.	6,688	1,114,355
Cantel Medical Corp.	3,086	133,500
CareFusion Corp.[a]	18,188	1,079,276
CONMED Corp.	2,390	107,454
Cooper Companies Inc. (The)	4,293	695,852
Covidien PLC	40,602	4,152,773
CryoLife Inc.	2,729	30,920
Cyberonics Inc.[a]	2,304	128,287
Cynosure Inc. Class Aa	1,667	45,709
DENTSPLY International Inc.	12,596	670,989
Edwards Lifesciences Corp.[a]	9,539	1,215,078
Greatbatch Inc.[a]	2,372	116,940
Haemonetics Corp.[a,b]	4,820	180,364
Halyard Health Inc.[a]	4,038	183,608
Hill-Rom Holdings Inc.	5,051	230,427
Hologic Inc.[a]	21,411	572,530
ICU Medical Inc.[a]	1,158	94,840
IDEXX Laboratories Inc.[a,b]	4,279	634,447
Integra LifeSciences Holdings Corp.[a]	2,383	129,230
Intuitive Surgical Inc.[a]	3,231	1,709,005
Invacare Corp.	2,761	46,274
Masimo Corp.[a]	4,100	107,994
Medtronic Inc.	88,288	6,374,394
Meridian Bioscience Inc.	3,549	58,416
Merit Medical Systems Inc.[a]	3,569	61,851
Natus Medical Inc.[a]	2,874	103,579
Neogen Corp.[a]	3,450	171,085
NuVasive Inc.[a]	4,255	200,666
ResMed Inc.[b]	12,633	708,206
Sirona Dental Systems Inc.[a,b]	5,072	443,141
St. Jude Medical Inc.	25,565	1,662,492
Steris Corp.	5,449	353,368
Stryker Corp.	26,842	2,532,006
SurModics Inc.[a]	1,173	25,923

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

Teleflex Inc.	3,662	$420,471
Thoratec Corp.[a]	5,149	167,136
Varian Medical Systems Inc.[a,b]	8,994	778,071
West Pharmaceutical Services Inc.	6,236	332,005
Zimmer Holdings Inc.	15,204	1,724,438

		43,910,920
HEALTH CARE PROVIDERS & SERVICES — 2.41%
Aetna Inc.	31,496	2,797,790
Air Methods Corp.[a]	3,100	136,493
Almost Family Inc.[a]	769	22,263
Amedisys Inc.[a]	3,178	93,274
AmerisourceBergen Corp.	18,654	1,681,845
AMN Healthcare Services Inc.[a]	4,329	84,848
AmSurg Corp.[a]	4,276	234,026
Anthem Inc.	24,220	3,043,727
Bio-Reference Laboratories Inc.[a,b]	2,322	74,606
Cardinal Health Inc.	29,702	2,397,842
Centene Corp.[a,b]	5,289	549,263
Chemed Corp.	1,602	169,283
Cigna Corp.	23,431	2,411,284
Community Health Systems Inc.[a]	10,285	554,567
CorVel Corp.[a]	884	32,902
Cross Country Healthcare Inc.[a]	2,741	34,208
DaVita HealthCare Partners Inc.[a]	15,491	1,173,288
Ensign Group Inc. (The)	1,826	81,056
ExamWorks Group Inc.[a]	3,067	127,557
Express Scripts Holding Co.[a]	65,834	5,574,165
Gentiva Health Services Inc.[a]	2,728	51,968
Hanger Inc.[a]	3,101	67,912
Health Net Inc./CAa,b	7,124	381,348
Healthways Inc.[a]	2,779	55,247
Henry Schein Inc.[a]	7,574	1,031,200
Humana Inc.	13,740	1,973,476
IPC The Hospitalist Co. Inc.[a]	1,531	70,258
Kindred Healthcare Inc.	6,448	117,225
Laboratory Corp. of America Holdings[a]	7,578	817,666
Landauer Inc.	796	27,175
LHC Group Inc.[a]	1,218	37,977
LifePoint Hospitals Inc.[a]	3,985	286,561
Magellan Health Inc.[a]	2,410	144,672
McKesson Corp.	20,800	4,317,664
MEDNAX Inc.[a,b]	9,102	601,733
Molina Healthcare Inc.[a,b]	2,771	148,332
MWI Veterinary Supply Inc.[a,b]	1,194	202,873
Omnicare Inc.	8,796	641,492
Owens & Minor Inc.[b]	5,518	193,737
Patterson Companies Inc.	7,813	375,805
PharMerica Corp.[a]	2,398	49,663
Providence Service Corp. (The)[a]	1,059	38,590
Quest Diagnostics Inc.	12,975	870,104
Tenet Healthcare Corp.[a]	8,660	438,802
UnitedHealth Group Inc.	86,080	8,701,827
Universal Health Services Inc. Class B	8,141	905,768
VCA Inc.[a]	7,587	370,018
WellCare Health Plans Inc.[a]	3,902	320,198

		44,513,578
HEALTH CARE TECHNOLOGY — 0.15%
Allscripts Healthcare Solutions Inc.[a]	14,709	187,834
Cerner Corp.[a]	27,241	1,761,403

Security	Shares	Value

Computer Programs and Systems Inc.	837	$50,848
HealthStream Inc.[a]	2,155	63,529
HMS Holdings Corp.[a,b]	7,529	159,163
MedAssets Inc.[a]	5,471	108,107
Medidata Solutions Inc.[a,b]	4,825	230,394
Omnicell Inc.[a]	3,051	101,049
Quality Systems Inc.	3,517	54,830

		2,717,157
HOTELS, RESTAURANTS & LEISURE — 1.72%
Biglari Holdings Inc.[a]	149	59,527
BJ’s Restaurants Inc.[a]	1,941	97,458
Bob Evans Farms Inc.	2,046	104,714
Boyd Gaming Corp.[a,b]	6,642	84,885
Brinker International Inc.	5,783	339,404
Buffalo Wild Wings Inc.[a]	1,726	311,336
Carnival Corp.	40,478	1,834,868
Cheesecake Factory Inc. (The)	3,979	200,183
Chipotle Mexican Grill Inc.[a]	2,772	1,897,462
Cracker Barrel Old Country Store Inc.	2,110	297,004
Darden Restaurants Inc.	11,805	692,127
DineEquity Inc.	1,547	160,331
Domino’s Pizza Inc.	4,895	460,962
International Game Technology	22,132	381,777
International Speedway Corp. Class A	2,373	75,105
Interval Leisure Group Inc.	3,539	73,930
Jack in the Box Inc.	3,590	287,056
Life Time Fitness Inc.[a,b]	3,217	182,147
Marcus Corp. (The)	1,592	29,468
Marriott International Inc./DE	19,049	1,486,393
Marriott Vacations Worldwide Corp.	2,517	187,617
McDonald’s Corp.	87,292	8,179,260
Monarch Casino & Resort Inc.[a]	824	13,670
Panera Bread Co. Class Aa,b	2,348	410,430
Papa John’s International Inc.	2,750	153,450
Pinnacle Entertainment Inc.[a]	2,770	61,633
Red Robin Gourmet Burgers Inc.[a]	1,203	92,601
Royal Caribbean Cruises Ltd.	14,916	1,229,526
Ruby Tuesday Inc.[a]	5,468	37,401
Ruth’s Hospitality Group Inc.	3,183	47,745
Scientific Games Corp. Class Aa,b	4,777	60,811
Sonic Corp.	4,405	119,948
Starbucks Corp.	67,050	5,501,453
Starwood Hotels & Resorts Worldwide Inc.	16,020	1,298,741
Texas Roadhouse Inc.	5,493	185,444
Wendy’s Co. (The)	25,354	228,947
Wyndham Worldwide Corp.	11,083	950,478
Wynn Resorts Ltd.	7,214	1,073,155
Yum! Brands Inc.	39,263	2,860,310

		31,748,757
HOUSEHOLD DURABLES — 0.57%
D.R. Horton Inc.	29,822	754,198
Ethan Allen Interiors Inc.[b]	2,314	71,665
Garmin Ltd.	10,720	566,338
Harman International Industries Inc.	6,038	644,315
Helen of Troy Ltd.[a]	2,427	157,901
iRobot Corp.[a,b]	2,742	95,202
Jarden Corp.[a]	16,077	769,767
KB Home	8,276	136,968
La-Z-Boy Inc.	4,995	134,066

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

Leggett & Platt Inc.	12,231	$521,163
Lennar Corp. Class A	16,041	718,797
M.D.C. Holdings Inc.	3,548	93,915
M/I Homes Inc.[a]	1,987	45,621
Meritage Homes Corp.[a]	3,194	114,952
Mohawk Industries Inc.[a]	5,575	866,132
Newell Rubbermaid Inc.	24,380	928,634
NVR Inc.[a,b]	357	455,293
PulteGroup Inc.	30,267	649,530
Ryland Group Inc. (The)	4,311	166,232
Standard-Pacific Corp.[a]	13,067	95,258
Tempur Sealy International Inc.[a]	5,535	303,927
Toll Brothers Inc.[a]	14,470	495,887
Tupperware Brands Corp.	4,634	291,942
Universal Electronics Inc.[a]	1,554	101,057
Whirlpool Corp.	7,025	1,361,023

		10,539,783
HOUSEHOLD PRODUCTS — 1.85%
Central Garden & Pet Co. Class Aa	3,163	30,207
Church & Dwight Co. Inc.	11,957	942,331
Clorox Co. (The)	11,476	1,195,914
Colgate-Palmolive Co.	76,862	5,318,082
Energizer Holdings Inc.	5,518	709,394
Kimberly-Clark Corp.	33,459	3,865,853
Procter & Gamble Co. (The)	242,302	22,071,289
WD-40 Co.	1,203	102,351

		34,235,421
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.09%
AES Corp. (The)	58,617	807,156
NRG Energy Inc.	30,232	814,752

		1,621,908
INDUSTRIAL CONGLOMERATES — 2.10%
3M Co.	57,476	9,444,456
Carlisle Companies Inc.	5,819	525,107
Danaher Corp.	54,842	4,700,508
General Electric Co.	900,499	22,755,610
Roper Industries Inc.	8,955	1,400,114

		38,825,795
INSURANCE — 2.94%
ACE Ltd.	29,770	3,419,978
Aflac Inc.	40,338	2,464,248
Alleghany Corp.[a]	1,461	677,173
Allstate Corp. (The)	37,646	2,644,631
American Equity Investment Life Holding Co.	6,623	193,325
American Financial Group Inc.	6,636	402,938
American International Group Inc.	125,565	7,032,896
Amerisafe Inc.	1,568	66,420
Aon PLC	25,590	2,426,700
Arthur J. Gallagher & Co.	14,412	678,517
Aspen Insurance Holdings Ltd.	5,522	241,698
Assurant Inc.	6,349	434,462
Brown & Brown Inc.	10,625	349,669
Chubb Corp. (The)	21,170	2,190,460
Cincinnati Financial Corp.	13,342	691,516
eHealth Inc.[a]	1,555	38,751

Security	Shares	Value

Employers Holdings Inc.	2,765	$65,005
Everest Re Group Ltd.	4,077	694,313
First American Financial Corp.	9,398	318,592
Genworth Financial Inc. Class Aa	44,163	375,385
Hanover Insurance Group Inc. (The)	3,940	281,001
Hartford Financial Services Group Inc. (The)	38,744	1,615,237
HCC Insurance Holdings Inc.	8,727	467,069
HCI Group Inc.	849	36,711
Horace Mann Educators Corp.	3,521	116,827
Infinity Property and Casualty Corp.	1,152	89,003
Kemper Corp.	4,323	156,103
Lincoln National Corp.	23,316	1,344,634
Loews Corp.	26,760	1,124,455
Marsh & McLennan Companies Inc.	48,540	2,778,430
Meadowbrook Insurance Group Inc.	4,675	39,550
Mercury General Corp.	954	54,063
MetLife Inc.	101,909	5,512,258
Montpelier Re Holdings Ltd.	3,480	124,654
Navigators Group Inc. (The)[a]	1,060	77,740
Old Republic International Corp.	21,274	311,239
Primerica Inc.	4,817	261,370
Principal Financial Group Inc.	24,461	1,270,504
ProAssurance Corp.	5,105	230,491
Progressive Corp. (The)	47,928	1,293,577
Protective Life Corp.	7,044	490,615
Prudential Financial Inc.	41,091	3,717,092
Reinsurance Group of America Inc.	6,244	547,099
RenaissanceRe Holdings Ltd.	3,436	334,048
RLI Corp.	3,424	169,146
Safety Insurance Group Inc.	1,142	73,099
Selective Insurance Group Inc.	5,422	147,316
StanCorp Financial Group Inc.	3,910	273,153
Stewart Information Services Corp.	2,075	76,858
Torchmark Corp.	11,480	621,872
Travelers Companies Inc. (The)	29,734	3,147,344
United Fire Group Inc.	1,945	57,825
Universal Insurance Holdings Inc.	2,444	49,980
Unum Group	22,517	785,393
WR Berkley Corp.	9,012	461,955
XL Group PLC	23,017	791,094

		54,335,482
INTERNET & CATALOG RETAIL — 1.06%
Amazon.com Inc.[a]	34,048	10,566,797
Blue Nile Inc.[a]	1,202	43,284
Expedia Inc.	8,956	764,484
FTD Companies Inc.[a,b]	1,620	56,408
HSN Inc.	2,797	212,572
Netflix Inc.[a,b]	5,383	1,838,887
NutriSystem Inc.	2,402	46,959
PetMed Express Inc.	1,615	23,208
Priceline Group Inc. (The)[a]	4,698	5,356,707
TripAdvisor Inc.[a,b]	9,934	741,672

		19,650,978
INTERNET SOFTWARE & SERVICES — 3.03%
Akamai Technologies Inc.[a]	16,090	1,013,026
AOL Inc.[a]	7,188	331,870
Blucora Inc.[a]	3,935	54,500
comScore Inc.[a,b]	3,140	145,790
Dealertrack Technologies Inc.[a]	3,918	173,607

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

Dice Holdings Inc.[a]	2,837	$28,398
Digital River Inc.[a]	3,112	76,960
eBay Inc.[a]	101,405	5,690,849
Equinix Inc.	4,935	1,118,913
Facebook Inc. Class Aa	187,505	14,629,140
Google Inc. Class Aa	25,563	13,565,262
Google Inc. Class Ca	25,540	13,444,256
j2 Global Inc.[b]	4,188	259,656
Liquidity Services Inc.[a]	2,342	19,134
LivePerson Inc.[a]	4,295	60,559
LogMeIn Inc.[a,b]	2,283	112,643
Monster Worldwide Inc.[a,b]	7,362	34,012
NIC Inc.	5,146	92,577
Perficient Inc.[a]	2,752	51,270
QuinStreet Inc.[a,b]	2,346	14,240
Rackspace Hosting Inc.[a]	10,718	501,710
Stamps.com Inc.[a]	1,161	55,716
VeriSign Inc.[a,b]	9,712	553,584
XO Group Inc.[a]	2,671	48,639
Yahoo! Inc.[a]	79,049	3,992,765

		56,069,076
IT SERVICES — 3.23%
Accenture PLC Class A	56,289	5,027,171
Acxiom Corp.[a]	6,658	134,958
Alliance Data Systems Corp.[a]	5,698	1,629,913
Automatic Data Processing Inc.	43,209	3,602,334
Broadridge Financial Solutions Inc.	10,762	496,989
CACI International Inc. Class Aa	2,056	177,186
Cardtronics Inc.[a]	3,891	150,115
CIBER Inc.[a]	6,663	23,654
Cognizant Technology Solutions Corp. Class Aa	54,506	2,870,286
Computer Sciences Corp.	12,638	796,826
Convergys Corp.	8,972	182,760
CoreLogic Inc.[a]	8,172	258,153
CSG Systems International Inc.	3,109	77,943
DST Systems Inc.	2,656	250,062
ExlService Holdings Inc.[a]	3,082	88,484
Fidelity National Information Services Inc.	25,444	1,582,617
Fiserv Inc.[a]	21,912	1,555,095
Forrester Research Inc.	1,200	47,232
Gartner Inc.[a]	7,942	668,796
Global Payments Inc.	6,046	488,094
Heartland Payment Systems Inc.	3,125	168,594
iGATE Corp.[a]	3,250	128,310
International Business Machines Corp.	82,534	13,241,755
Jack Henry & Associates Inc.	7,490	465,429
Leidos Holdings Inc.	5,647	245,757
ManTech International Corp. Class A	1,976	59,734
MasterCard Inc. Class A	87,890	7,572,602
MAXIMUS Inc.	5,916	324,433
NeuStar Inc. Class Aa,b	4,411	122,626
Paychex Inc.	29,161	1,346,363
Science Applications International Corp.	3,578	177,218
Sykes Enterprises Inc.[a]	3,830	89,890
TeleTech Holdings Inc.[a]	1,477	34,975
Teradata Corp.[a,b]	13,743	600,294
Total System Services Inc.	14,971	508,415
VeriFone Systems Inc.[a]	10,129	376,799
Virtusa Corp.[a]	2,328	97,008
Visa Inc. Class A	43,803	11,485,147
Western Union Co.	46,984	841,483

Security	Shares	Value

WEX Inc.[a]	3,480	$344,242
Xerox Corp.	96,401	1,336,118

		59,675,860
LEISURE EQUIPMENT & PRODUCTS — 0.16%
Arctic Cat Inc.	1,191	42,281
Brunswick Corp.	8,221	421,408
Callaway Golf Co.	7,116	54,793
Hasbro Inc.	10,218	561,888
Mattel Inc.	30,206	934,725
Polaris Industries Inc.	5,409	818,057
Sturm Ruger & Co. Inc.[b]	1,880	65,104

		2,898,256
LIFE SCIENCES TOOLS & SERVICES — 0.52%
Affymetrix Inc.[a,b]	6,303	62,211
Agilent Technologies Inc.	29,865	1,222,673
Albany Molecular Research Inc.[a]	2,370	38,583
Bio-Rad Laboratories Inc. Class Aa	1,895	228,461
Bio-Techne Corp.	3,283	303,349
Cambrex Corp.[a]	3,056	66,071
Charles River Laboratories International Inc.[a]	4,294	273,270
Covance Inc.[a]	5,102	529,792
Luminex Corp.[a,b]	3,190	59,844
Mettler-Toledo International Inc.[a,b]	2,590	783,371
PAREXEL International Corp.[a]	4,796	266,466
PerkinElmer Inc.	10,231	447,402
Thermo Fisher Scientific Inc.	35,882	4,495,656
Waters Corp.[a]	7,532	849,007

		9,626,156
MACHINERY — 1.87%
Actuant Corp. Class A	5,833	158,891
AGCO Corp.	7,534	340,537
Albany International Corp. Class A	2,378	90,340
Astec Industries Inc.	1,892	74,375
Barnes Group Inc.	4,298	159,069
Briggs & Stratton Corp.	4,345	88,725
Caterpillar Inc.	54,312	4,971,177
CIRCOR International Inc.	1,560	94,037
CLARCOR Inc.	4,435	295,548
Crane Co.	4,581	268,905
Cummins Inc.	15,209	2,192,682
Deere & Co.	32,086	2,838,648
Donaldson Co. Inc.	11,430	441,541
Dover Corp.	14,918	1,069,919
EnPro Industries Inc.[a]	2,088	131,043
ESCO Technologies Inc.	2,340	86,346
Federal Signal Corp.	5,479	84,596
Flowserve Corp.	12,262	733,635
Graco Inc.	5,290	424,152
Harsco Corp.	7,082	133,779
Hillenbrand Inc.	5,511	190,130
IDEX Corp.	7,121	554,299
Illinois Tool Works Inc.	32,272	3,056,158
Ingersoll-Rand PLC	23,783	1,507,604
ITT Corp.	8,303	335,939
John Bean Technologies Corp.	2,388	78,470
Joy Global Inc.	8,672	403,421
Kennametal Inc.	7,074	253,178

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

Lincoln Electric Holdings Inc.	6,926	$478,517
Lindsay Corp.[b]	1,152	98,773
Lydall Inc.[a]	1,582	51,921
Mueller Industries Inc.	5,285	180,430
Nordson Corp.	5,218	406,795
Oshkosh Corp.	7,106	345,707
PACCAR Inc.	31,824	2,164,350
Pall Corp.	9,590	970,604
Parker-Hannifin Corp.	13,330	1,718,904
Pentair PLC	16,789	1,115,125
Snap-on Inc.	5,149	704,074
SPX Corp.	3,693	317,303
Standex International Corp.	1,166	90,085
Stanley Black & Decker Inc.	14,062	1,351,077
Tennant Co.	1,598	115,328
Terex Corp.	9,885	275,594
Timken Co. (The)	6,779	289,328
Titan International Inc.	5,139	54,628
Toro Co. (The)	5,122	326,835
Trinity Industries Inc.	14,134	395,893
Valmont Industries Inc.[b]	2,231	283,337
Wabtec Corp./DE	8,580	745,516
Watts Water Technologies Inc. Class A	2,477	157,141
Woodward Inc.	5,154	253,731
Xylem Inc.	16,539	629,640

		34,577,780
MARINE — 0.03%
Kirby Corp.[a]	5,080	410,159
Matson Inc.	4,017	138,667

		548,826
MEDIA — 3.27%
AMC Networks Inc. Class Aa	5,423	345,825
Cablevision NY Group Class A	19,785	408,362
CBS Corp. Class B NVS	42,804	2,368,773
Cinemark Holdings Inc.	9,116	324,347
Comcast Corp. Class A	231,037	13,402,456
DIRECTV[a]	45,068	3,907,396
Discovery Communications Inc. Series Aa	13,458	463,628
Discovery Communications Inc. Series C NVS[a]	24,513	826,578
DreamWorks Animation SKG Inc. Class Aa,b	6,261	139,808
E.W. Scripps Co. (The) Class Aa	2,765	61,798
Gannett Co. Inc.	20,114	642,240
Harte-Hanks Inc.	3,942	30,511
Interpublic Group of Companies Inc. (The)	37,778	784,649
John Wiley & Sons Inc. Class A	4,282	253,666
Live Nation Entertainment Inc.[a]	13,212	344,965
Meredith Corp.	3,189	173,227
New York Times Co. (The) Class A	11,741	155,216
News Corp. Class A NVS[a]	44,170	693,027
Omnicom Group Inc.	22,202	1,719,989
Scholastic Corp.	2,326	84,713
Scripps Networks Interactive Inc. Class A	9,131	687,290
Sizmek Inc.[a]	2,383	14,918
Time Inc.	9,832	241,966
Time Warner Cable Inc.	25,145	3,823,549
Time Warner Inc.	75,211	6,424,524
Twenty-First Century Fox Inc. Class A	166,324	6,387,673
Viacom Inc. Class B NVS	33,156	2,494,989

Security	Shares	Value

Walt Disney Co. (The)	139,905	$13,177,652

		60,383,735
METALS & MINING — 0.54%
A.M. Castle & Co.[a,b]	1,542	12,305
AK Steel Holding Corp.[a,b]	15,398	91,464
Alcoa Inc.	105,254	1,661,961
Allegheny Technologies Inc.	9,880	343,528
Carpenter Technology Corp.	4,726	232,755
Century Aluminum Co.[a,b]	4,773	116,461
Cliffs Natural Resources Inc.[b]	13,440	95,962
Commercial Metals Co.	10,647	173,440
Compass Minerals International Inc.	3,096	268,826
Freeport-McMoRan Inc.	93,073	2,174,185
Gerber Scientific Inc. Escrow[a]	664	7
Globe Specialty Metals Inc.	5,493	94,644
Haynes International Inc.	1,145	55,532
Kaiser Aluminum Corp.	1,589	113,502
Materion Corp.	2,060	72,574
Newmont Mining Corp.	44,563	842,241
Nucor Corp.	28,445	1,395,227
Olympic Steel Inc.	797	14,171
Reliance Steel & Aluminum Co.	7,036	431,096
Royal Gold Inc.	5,870	368,049
RTI International Metals Inc.[a]	2,718	68,657
Steel Dynamics Inc.	21,350	421,449
Stillwater Mining Co.[a,b]	11,088	163,437
SunCoke Energy Inc.	5,945	114,976
TimkenSteel Corp.	3,439	127,346
United States Steel Corp.	12,986	347,246
Worthington Industries Inc.	4,749	142,897

		9,943,938
MULTI-UTILITIES — 1.21%
Alliant Energy Corp.	9,833	653,108
Ameren Corp.	21,636	998,069
Avista Corp.	5,078	179,507
Black Hills Corp.	3,913	207,546
CenterPoint Energy Inc.	38,603	904,468
CMS Energy Corp.	24,644	856,379
Consolidated Edison Inc.	26,318	1,737,251
Dominion Resources Inc.	52,352	4,025,869
DTE Energy Co.	15,838	1,367,928
Integrys Energy Group Inc.	7,122	554,448
MDU Resources Group Inc.	17,371	408,219
NiSource Inc.	28,072	1,190,814
NorthWestern Corp.	4,099	231,921
PG&E Corp.	42,766	2,276,862
Public Service Enterprise Group Inc.	45,308	1,876,204
SCANA Corp.	12,636	763,214
Sempra Energy	20,628	2,297,134
TECO Energy Inc.	20,853	427,278
Vectren Corp.	7,522	347,742
Wisconsin Energy Corp.	20,071	1,058,545

		22,362,506
MULTILINE RETAIL — 0.70%
Big Lots Inc.	4,712	188,574
Dollar General Corp.[a]	27,172	1,921,061
Dollar Tree Inc.[a]	18,532	1,304,282

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

Family Dollar Stores Inc.	8,675	$687,147
Fred’s Inc. Class A	2,740	47,703
J.C. Penney Co. Inc.[a,b]	27,259	176,638
Kohl’s Corp.	18,156	1,108,242
Macy’s Inc.	31,000	2,038,250
Nordstrom Inc.	12,729	1,010,555
Target Corp.	57,126	4,336,435
Tuesday Morning Corp.[a,b]	3,935	85,390

		12,904,277
OIL, GAS & CONSUMABLE FUELS — 6.48%
Anadarko Petroleum Corp.	45,398	3,745,335
Apache Corp.	33,800	2,118,246
Approach Resources Inc.[a,b]	3,148	20,116
Arch Coal Inc.[b]	18,529	32,982
Bill Barrett Corp.[a,b]	4,284	48,795
Bonanza Creek Energy Inc.[a]	2,855	68,520
Cabot Oil & Gas Corp.	37,319	1,105,016
California Resources Corp.[a]	26,427	145,613
Carrizo Oil & Gas Inc.[a,b]	3,620	150,592
Chesapeake Energy Corp.	46,601	911,982
Chevron Corp.	169,520	19,016,754
Cimarex Energy Co.	7,830	829,980
Cloud Peak Energy Inc.[a,b]	5,175	47,506
Comstock Resources Inc.[b]	3,983	27,124
ConocoPhillips	110,398	7,624,086
CONSOL Energy Inc.	20,559	695,100
Contango Oil & Gas Co.[a]	1,573	45,994
Denbury Resources Inc.	31,939	259,664
Devon Energy Corp.	34,559	2,115,356
Energen Corp.	6,600	420,816
EOG Resources Inc.	49,162	4,526,345
EQT Corp.	13,508	1,022,556
Exxon Mobil Corp.	379,707	35,103,912
Green Plains Inc.	3,275	81,154
Gulfport Energy Corp.[a]	7,781	324,779
Hess Corp.	22,823	1,684,794
HollyFrontier Corp.	17,647	661,410
Kinder Morgan Inc.	152,405	6,448,256
Marathon Oil Corp.	60,634	1,715,336
Marathon Petroleum Corp.	25,156	2,270,581
Murphy Oil Corp.	15,081	761,892
Newfield Exploration Co.[a]	12,291	333,332
Noble Energy Inc.	32,253	1,529,760
Northern Oil and Gas Inc.[a,b]	5,501	31,081
Occidental Petroleum Corp.	69,559	5,607,151
ONEOK Inc.	18,765	934,309
PDC Energy Inc.[a,b]	3,139	129,547
Peabody Energy Corp.	24,752	191,580
Penn Virginia Corp.[a,b]	6,431	42,959
PetroQuest Energy Inc.[a]	4,754	17,780
Phillips 66	49,665	3,560,980
Pioneer Natural Resources Co.	13,401	1,994,739
QEP Resources Inc.	15,077	304,857
Range Resources Corp.	15,065	805,224
Rex Energy Corp.[a,b]	4,276	21,808
Rosetta Resources Inc.[a]	5,600	124,936
SM Energy Co.	6,038	232,946
Southwestern Energy Co.[a]	31,445	858,134
Spectra Energy Corp.	60,288	2,188,454
Stone Energy Corp.[a]	4,837	81,649
Swift Energy Co.[a,b]	3,584	14,515

Security	Shares	Value

Synergy Resources Corp.[a,b]	5,772	$72,381
Tesoro Corp.	11,281	838,742
Valero Energy Corp.	46,737	2,313,481
Western Refining Inc.	6,617	249,990
Williams Companies Inc. (The)	60,208	2,705,747
World Fuel Services Corp.	6,310	296,128
WPX Energy Inc.[a]	18,439	214,446

		119,727,248
PAPER & FOREST PRODUCTS — 0.18%
Boise Cascade Co.[a]	3,540	131,511
Clearwater Paper Corp.[a]	1,657	113,587
Deltic Timber Corp.	907	62,039
Domtar Corp.	5,638	226,760
International Paper Co.	38,028	2,037,540
KapStone Paper and Packaging Corp.	7,590	222,463
Louisiana-Pacific Corp.[a]	13,164	217,996
Neenah Paper Inc.	1,628	98,120
P.H. Glatfelter Co.	3,894	99,570
Schweitzer-Mauduit International Inc.	2,761	116,790
Wausau Paper Corp.	4,360	49,573

		3,375,949
PERSONAL PRODUCTS — 0.11%
Avon Products Inc.	39,394	369,910
Estee Lauder Companies Inc. (The) Class A	20,061	1,528,648
Inter Parfums Inc.	1,549	42,520
Medifast Inc.[a]	1,176	39,455

		1,980,533
PHARMACEUTICALS — 5.68%
AbbVie Inc.	142,894	9,350,983
Actavis PLC[a]	23,775	6,119,923
Akorn Inc.[a,b]	6,683	241,925
Allergan Inc.	26,723	5,681,043
Bristol-Myers Squibb Co.	148,772	8,782,011
Depomed Inc.[a]	5,166	83,224
Eli Lilly and Co.	87,964	6,068,636
Endo International PLC[a]	13,784	994,102
Hospira Inc.[a]	15,014	919,608
Impax Laboratories Inc.[a]	5,896	186,785
Johnson & Johnson	250,999	26,246,965
Lannett Co. Inc.[a]	2,436	104,456
Mallinckrodt PLC[a]	10,471	1,036,943
Medicines Co. (The)[a]	5,535	153,153
Merck & Co. Inc.	255,660	14,518,931
Mylan Inc./PAa	33,499	1,888,339
Perrigo Co. PLC	12,667	2,117,416
Pfizer Inc.	565,007	17,599,968
Prestige Brands Holdings Inc.[a]	4,796	166,517
Sagent Pharmaceuticals Inc.[a]	1,924	48,312
Salix Pharmaceuticals Ltd.[a,b]	5,770	663,204
Zoetis Inc.	45,042	1,938,157

		104,910,601
PROFESSIONAL SERVICES — 0.31%
CDI Corp.	1,138	20,154
Corporate Executive Board Co. (The)	3,107	225,351
Dun & Bradstreet Corp. (The)	3,233	391,064

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

Equifax Inc.	10,784	$872,102
Exponent Inc.	1,189	98,092
FTI Consulting Inc.[a]	3,555	137,330
Heidrick & Struggles International Inc.	1,566	36,096
Insperity Inc.	1,965	66,594
Kelly Services Inc. Class A	2,389	40,661
Korn/Ferry International[a]	4,741	136,351
Manpowergroup Inc.	7,207	491,301
Navigant Consulting Inc.[a]	4,386	67,413
Nielsen NV	28,930	1,294,039
On Assignment Inc.[a]	4,100	136,079
Resources Connection Inc.	3,958	65,109
Robert Half International Inc.	12,213	712,995
Towers Watson & Co. Class A	6,305	713,537
TrueBlue Inc.[a]	3,477	77,363
WageWorks Inc.[a]	2,974	192,031

		5,773,662
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.15%
Acadia Realty Trust	5,746	184,044
Agree Realty Corp.	1,631	50,708
Alexandria Real Estate Equities Inc.	6,359	564,298
American Assets Trust Inc.	1,724	68,632
American Campus Communities Inc.	9,409	389,156
American Tower Corp.	35,501	3,509,274
Apartment Investment and Management Co. Class A	12,984	482,356
Associated Estates Realty Corp.	5,557	128,978
AvalonBay Communities Inc.	11,790	1,926,368
Aviv REIT Inc.	2,311	79,683
BioMed Realty Trust Inc.	17,346	373,633
Boston Properties Inc.	13,701	1,763,182
Camden Property Trust	7,768	573,589
Capstead Mortgage Corp.[b]	8,584	105,412
CareTrust REIT Inc.	2,654	32,724
Cedar Realty Trust Inc.	7,376	54,140
Chesapeake Lodging Trust	4,869	181,176
CoreSite Realty Corp.	1,927	75,249
Corporate Office Properties Trust	8,162	231,556
Corrections Corp. of America	10,248	372,412
Cousins Properties Inc.	18,038	205,994
Crown Castle International Corp.	29,889	2,352,264
DiamondRock Hospitality Co.	17,707	263,303
Duke Realty Corp.	30,563	617,373
EastGroup Properties Inc.	2,931	185,591
Education Realty Trust Inc.[b]	2,466	90,231
EPR Properties	5,075	292,472
Equity One Inc.	6,848	173,665
Equity Residential	32,443	2,330,705
Essex Property Trust Inc.	5,670	1,171,422
Extra Space Storage Inc.	9,897	580,360
Federal Realty Investment Trust	6,079	811,303
Franklin Street Properties Corp.	7,869	96,553
General Growth Properties Inc.	56,349	1,585,097
GEO Group Inc. (The)	6,412	258,788
Getty Realty Corp.	2,376	43,267
Government Properties Income Trust[b]	5,487	126,256
HCP Inc.	41,094	1,809,369
Health Care REIT Inc.	29,494	2,231,811
Healthcare Realty Trust Inc.	8,950	244,514
Highwoods Properties Inc.	8,240	364,867
Home Properties Inc.	5,059	331,870
Hospitality Properties Trust	12,687	393,297

Security	Shares	Value

Host Hotels & Resorts Inc.	68,140	$1,619,688
Inland Real Estate Corp.	8,613	94,312
Iron Mountain Inc.	16,660	644,076
Kilroy Realty Corp.	7,468	515,815
Kimco Realty Corp.	36,961	929,200
Kite Realty Group Trust	7,452	214,170
Lamar Advertising Co.	6,697	359,227
LaSalle Hotel Properties	9,996	404,538
Lexington Realty Trust[b]	18,170	199,507
Liberty Property Trust[b]	13,078	492,125
LTC Properties Inc.	3,187	137,583
Macerich Co. (The)	12,547	1,046,545
Mack-Cali Realty Corp.	7,337	139,843
Medical Properties Trust Inc.	15,086	207,885
Mid-America Apartment Communities Inc.	6,770	505,584
National Retail Properties Inc.[b]	11,843	466,259
Omega Healthcare Investors Inc.[b]	11,576	452,274
Parkway Properties Inc.[b]	7,637	140,444
Pennsylvania Real Estate Investment Trust	5,880	137,945
Plum Creek Timber Co. Inc.	15,688	671,290
Post Properties Inc.	4,755	279,451
Potlatch Corp.	3,527	147,676
Prologis Inc.	44,840	1,929,465
PS Business Parks Inc.	1,635	130,048
Public Storage	12,990	2,401,202
Rayonier Inc.	11,383	318,041
Realty Income Corp.[b]	19,961	952,339
Regency Centers Corp.	8,345	532,244
Retail Opportunity Investments Corp.[b]	7,767	130,408
Sabra Health Care REIT Inc.	4,753	144,349
Saul Centers Inc.	902	51,585
Senior Housing Properties Trust	17,995	397,869
Simon Property Group Inc.	27,876	5,076,498
SL Green Realty Corp.	8,686	1,033,808
Sovran Self Storage Inc.	3,047	265,759
Tanger Factory Outlet Centers Inc.	8,738	322,957
Taubman Centers Inc.	5,395	412,286
UDR Inc.	22,791	702,419
Universal Health Realty Income Trust	338	16,265
Urstadt Biddle Properties Inc. Class A	1,964	42,972
Ventas Inc.	24,937	1,787,983
Vornado Realty Trust	15,661	1,843,456
Washington Prime Group Inc.	13,890	239,186
Weingarten Realty Investors	9,850	343,962
Weyerhaeuser Co.	47,091	1,690,096

		58,277,576
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.09%
Alexander & Baldwin Inc.	3,958	155,391
CBRE Group Inc. Class Aa	25,135	860,874
Forestar Group Inc.[a]	3,108	47,863
Jones Lang LaSalle Inc.	4,057	608,266

		1,672,394
ROAD & RAIL — 1.10%
ArcBest Corp.	2,319	107,532
Celadon Group Inc.	1,957	44,404
Con-way Inc.	5,134	252,490
CSX Corp.	89,518	3,243,237
Genesee & Wyoming Inc. Class Aa,b	4,660	419,027
Heartland Express Inc.	4,762	128,622

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

J.B. Hunt Transport Services Inc.	8,255	$695,484
Kansas City Southern Industries Inc.	9,879	1,205,534
Knight Transportation Inc.	5,305	178,566
Landstar System Inc.	3,980	288,670
Norfolk Southern Corp.	27,710	3,037,293
Old Dominion Freight Line Inc.[a]	6,030	468,169
Roadrunner Transportation Systems Inc.[a]	2,280	53,238
Ryder System Inc.	4,693	435,745
Saia Inc.[a]	2,078	115,038
Union Pacific Corp.	79,735	9,498,831
Werner Enterprises Inc.	3,914	121,921

		20,293,801
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.56%
Advanced Energy Industries Inc.[a]	3,186	75,508
Advanced Micro Devices Inc.[a,b]	54,321	145,037
Altera Corp.	27,404	1,012,304
Analog Devices Inc.	27,950	1,551,784
Applied Materials Inc.	109,092	2,718,573
Atmel Corp.[a]	37,153	311,900
Avago Technologies Ltd.	22,765	2,289,931
Broadcom Corp.	48,486	2,100,898
Brooks Automation Inc.	5,860	74,715
Cabot Microelectronics Corp.[a]	1,990	94,167
CEVA Inc.[a]	1,978	35,881
Cirrus Logic Inc.[a]	5,917	139,464
Cohu Inc.	2,316	27,560
Cree Inc.[a,b]	10,595	341,371
Cypress Semiconductor Corp.	13,714	195,836
Diodes Inc.[a]	3,160	87,121
DSP Group Inc.[a]	2,012	21,871
Entropic Communications Inc.[a,b]	7,837	19,828
Exar Corp.[a]	3,917	39,953
Fairchild Semiconductor International Inc.[a]	11,026	186,119
First Solar Inc.[a]	6,736	300,392
Integrated Device Technology Inc.[a]	13,370	262,052
Intel Corp.	433,579	15,734,582
International Rectifier Corp.[a]	6,279	250,532
Intersil Corp. Class A	11,879	171,889
KLA-Tencor Corp.	14,747	1,037,009
Kopin Corp.[a]	5,954	21,554
Kulicke and Soffa Industries Inc.[a]	7,102	102,695
Lam Research Corp.	14,276	1,132,658
Linear Technology Corp.	21,315	971,964
Micrel Inc.	4,343	63,017
Microchip Technology Inc.	17,794	802,687
Micron Technology Inc.[a]	96,170	3,366,912
Microsemi Corp.[a]	8,386	237,995
MKS Instruments Inc.	4,784	175,094
Monolithic Power Systems Inc.	3,233	160,809
Nanometrics Inc.[a]	2,582	43,429
NVIDIA Corp.	45,822	918,731
Pericom Semiconductor Corp.[a]	2,022	27,378
Power Integrations Inc.	2,798	144,769
RF Micro Devices Inc.[a,b]	26,131	433,513
Rudolph Technologies Inc.[a]	2,754	28,173
Semtech Corp.[a]	5,939	163,738
Silicon Laboratories Inc.[a]	3,499	166,622
Skyworks Solutions Inc.	16,972	1,234,034
SunEdison Inc.[a,b]	22,371	436,458
Synaptics Inc.[a]	3,261	224,487
Teradyne Inc.	19,559	387,073

Security	Shares	Value

Tessera Technologies Inc.	4,386	$156,843
Texas Instruments Inc.	94,761	5,066,397
TriQuint Semiconductor Inc.[a]	15,757	434,105
Ultratech Inc.[a,b]	2,341	43,449
Veeco Instruments Inc.[a,b]	3,531	123,161
Xilinx Inc.	23,705	1,026,190

		47,320,212
SOFTWARE — 3.85%
ACI Worldwide Inc.[a]	10,536	212,511
Adobe Systems Inc.[a]	42,439	3,085,315
Advent Software Inc.	4,233	129,699
ANSYS Inc.[a]	8,235	675,270
Autodesk Inc.[a]	20,410	1,225,825
Blackbaud Inc.	4,023	174,035
Bottomline Technologies Inc.[a,b]	3,536	89,390
CA Inc.	28,514	868,251
Cadence Design Systems Inc.[a,b]	26,080	494,738
CDK Global Inc.	14,438	588,493
Citrix Systems Inc.[a]	14,369	916,742
CommVault Systems Inc.[a]	3,890	201,074
Ebix Inc.[b]	2,751	46,740
Electronic Arts Inc.[a]	27,789	1,306,500
EPIQ Systems Inc.	2,751	46,987
FactSet Research Systems Inc.	3,461	487,136
Fair Isaac Corp.	2,977	215,237
Fortinet Inc.[a]	12,202	374,113
Informatica Corp.[a]	9,935	378,871
Interactive Intelligence Group Inc.[a]	1,526	73,095
Intuit Inc.	25,507	2,351,490
Manhattan Associates Inc.[a]	6,777	275,960
Mentor Graphics Corp.	9,087	199,187
Microsoft Corp.	739,121	34,332,171
MicroStrategy Inc. Class Aa	788	127,971
Monotype Imaging Holdings Inc.	3,839	110,678
NetScout Systems Inc.[a]	3,156	115,320
Oracle Corp.	290,093	13,045,482
Progress Software Corp.[a]	4,331	117,024
PTC Inc.[a]	10,530	385,925
Red Hat Inc.[a]	16,809	1,162,174
Rovi Corp.[a]	8,382	189,349
Salesforce.com Inc.[a]	52,557	3,117,156
SolarWinds Inc.[a]	5,991	298,532
Solera Holdings Inc.	6,249	319,824
Symantec Corp.	61,641	1,581,400
Synchronoss Technologies Inc.[a,b]	3,176	132,947
Synopsys Inc.[a]	13,817	600,625
Take-Two Interactive Software Inc.[a]	7,808	218,858
Tangoe Inc.[a,b]	3,079	40,119
Tyler Technologies Inc.[a]	2,905	317,923
Ultimate Software Group Inc. (The)[a]	2,498	366,744
Vasco Data Security International Inc.[a,b]	2,403	67,789

		71,064,670
SPECIALTY RETAIL — 2.61%
Aaron’s Inc.	5,645	172,568
Abercrombie & Fitch Co. Class A	6,589	188,709
Advance Auto Parts Inc.	6,517	1,038,028
Aeropostale Inc.[a,b]	7,084	16,435
American Eagle Outfitters Inc.	15,774	218,943
ANN INC.[a]	4,296	156,718

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

Ascena Retail Group Inc.[a]	11,429	$143,548
AutoNation Inc.[a]	6,740	407,163
AutoZone Inc.[a]	2,873	1,778,703
Barnes & Noble Inc.[a,b]	3,588	83,313
Bed Bath & Beyond Inc.[a,b]	16,587	1,263,432
Best Buy Co. Inc.	26,046	1,015,273
Big 5 Sporting Goods Corp.	1,202	17,585
Brown Shoe Co. Inc.	4,099	131,783
Buckle Inc. (The)[b]	2,365	124,210
Cabela’s Inc.[a,b]	4,315	227,444
CarMax Inc.[a,b]	19,309	1,285,593
Cato Corp. (The) Class A	2,416	101,907
Chico’s FAS Inc.	13,832	224,217
Children’s Place Inc. (The)	2,022	115,254
Christopher & Banks Corp.[a]	3,187	18,198
CST Brands Inc.	6,708	292,536
Dick’s Sporting Goods Inc.	8,760	434,934
Finish Line Inc. (The) Class A	4,075	99,063
Foot Locker Inc.	12,712	714,160
Francesca’s Holdings Corp.[a]	3,918	65,431
GameStop Corp. Class Ab	9,807	331,477
Gap Inc. (The)	23,802	1,002,302
Genesco Inc.[a]	2,257	172,931
Group 1 Automotive Inc.	1,934	173,325
Guess? Inc.	5,482	115,561
Haverty Furniture Companies Inc.	1,586	34,908
Hibbett Sports Inc.[a,b]	2,346	113,617
Home Depot Inc. (The)	118,182	12,405,565
Kirkland’s Inc.[a]	1,578	37,304
L Brands Inc.	21,988	1,903,061
Lithia Motors Inc. Class A	2,075	179,882
Lowe’s Companies Inc.	87,276	6,004,589
Lumber Liquidators Holdings Inc.[a,b]	2,395	158,812
MarineMax Inc.[a]	1,983	39,759
Men’s Wearhouse Inc. (The)	3,977	175,585
Monro Muffler Brake Inc.	2,736	158,141
Murphy USA Inc.[a]	4,004	275,715
O’Reilly Automotive Inc.[a,b]	9,107	1,754,190
Office Depot Inc.[a]	43,020	368,896
Outerwall Inc.[a,b]	1,689	127,047
Pep Boys - Manny, Moe & Jack (The)[a]	5,082	49,905
PetSmart Inc.	8,795	714,989
Rent-A-Center Inc.	4,683	170,087
Ross Stores Inc.	18,875	1,779,157
Select Comfort Corp.[a,b]	5,096	137,745
Signet Jewelers Ltd.	7,223	950,330
Sonic Automotive Inc. Class A	3,144	85,014
Stage Stores Inc.	3,122	64,625
Staples Inc.	57,322	1,038,675
Stein Mart Inc.	2,384	34,854
Tiffany & Co.	10,124	1,081,851
TJX Companies Inc. (The)	61,764	4,235,775
Tractor Supply Co.	12,126	955,771
Urban Outfitters Inc.[a,b]	9,133	320,842
Vitamin Shoppe Inc.[a,b]	2,749	133,546
Williams-Sonoma Inc.	7,716	583,947
Zumiez Inc.[a]	1,963	75,831

		48,280,759
TEXTILES, APPAREL & LUXURY GOODS — 0.94%
Carter’s Inc.	4,807	419,699
Coach Inc.	24,784	930,887

Security	Shares	Value

Crocs Inc.[a]	7,860	$98,171
Deckers Outdoor Corp.[a]	3,144	286,230
Fossil Group Inc.[a]	4,054	448,940
G-III Apparel Group Ltd.[a]	1,657	167,374
Hanesbrands Inc.	8,977	1,002,013
Iconix Brand Group Inc.[a,b]	4,258	143,878
Kate Spade & Co.[a]	11,106	355,503
Michael Kors Holdings Ltd.[a]	18,495	1,388,974
Movado Group Inc.	1,557	44,172
Nike Inc. Class B	62,597	6,018,702
Oxford Industries Inc.	1,188	65,589
Perry Ellis International Inc.[a]	1,163	30,157
PVH Corp.	7,382	946,151
Quiksilver Inc.[a,b]	11,003	24,317
Ralph Lauren Corp.	5,465	1,011,899
SKECHERS U.S.A. Inc. Class Aa,b	3,780	208,845
Steven Madden Ltd.[a]	4,918	156,540
Under Armour Inc. Class Aa	14,947	1,014,901
VF Corp.	31,097	2,329,165
Wolverine World Wide Inc.	8,978	264,582

		17,356,689
THRIFTS & MORTGAGE FINANCE — 0.13%
Astoria Financial Corp.	8,401	112,237
Bank Mutual Corp.	3,953	27,118
BofI Holding Inc.[a,b]	1,093	85,046
Brookline Bancorp Inc.	6,312	63,309
Dime Community Bancshares Inc.	2,393	38,958
Hudson City Bancorp Inc.	43,872	443,985
New York Community Bancorp Inc.	40,066	641,056
Northwest Bancshares Inc.	9,081	113,785
Oritani Financial Corp.	3,599	55,425
People’s United Financial Inc.	27,880	423,218
Provident Financial Services Inc.	4,736	85,532
TrustCo Bank Corp. NY	8,288	60,171
Washington Federal Inc.	9,088	201,299

		2,351,139
TOBACCO — 1.30%
Alliance One International Inc.[a]	7,845	12,395
Altria Group Inc.	177,260	8,733,600
Lorillard Inc.	32,266	2,030,822
Philip Morris International Inc.	139,341	11,349,325
Reynolds American Inc.	27,520	1,768,710
Universal Corp.	2,057	90,467

		23,985,319
TRADING COMPANIES & DISTRIBUTORS — 0.27%
Aceto Corp.	2,353	51,060
Applied Industrial Technologies Inc.	3,584	163,395
DXP Enterprises Inc.[a]	1,059	53,511
Fastenal Co.[b]	24,399	1,160,417
GATX Corp.	3,935	226,420
Kaman Corp.	2,334	93,570
MSC Industrial Direct Co. Inc. Class A	4,627	375,944
NOW Inc.[a,b]	9,506	244,589
United Rentals Inc.[a]	8,986	916,662
Veritiv Corp.[a,b]	752	39,006
W.W. Grainger Inc.	5,472	1,394,758

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2014

Security	Shares	Value

Watsco Inc.	2,416	$258,512

		4,977,844
WATER UTILITIES — 0.03%
American States Water Co.	3,669	138,175
Aqua America Inc.	15,755	420,658

		558,833
WIRELESS TELECOMMUNICATION SERVICES — 0.01%
NTELOS Holdings Corp.	1,137	4,764
Spok Holdings Inc.	2,392	41,525
Telephone & Data Systems Inc.	9,044	228,361

		274,650

TOTAL COMMON STOCKS (Cost: $1,540,725,747)		1,844,416,956

SHORT-TERM INVESTMENTS — 2.30%

MONEY MARKET FUNDS — 2.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	38,929,760	38,929,760
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	2,373,010	2,373,010
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,315,544	1,315,544

		42,618,314

TOTAL SHORT-TERM INVESTMENTS (Cost: $42,618,314)		42,618,314

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,583,344,061)		1,887,035,270
Other Assets, Less Liabilities — (2.10)%		(38,852,347)

NET ASSETS — 100.00%		$1,848,182,923

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	30	Mar. 2015	Chicago Mercantile	$3,078,600	$51,871
E-mini S&P MidCap 400	3	Mar. 2015	Chicago Mercantile	434,580	7,632

Net Unrealized Appreciation					$59,503

See accompanying notes to schedules of investments.

37

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.82%
AeroVironment Inc.[a]	681	$18,557
American Science and Engineering Inc.	129	6,695
Astronics Corp.[a]	1,240	68,584
B/E Aerospace Inc.[a]	6,636	385,021
Boeing Co. (The)	45,880	5,963,482
Cubic Corp.	61	3,211
Curtiss-Wright Corp.	770	54,354
Ducommun Inc.[a]	238	6,017
GenCorp Inc.[a]	3,715	67,985
HEICO Corp.	4,255	257,002
Hexcel Corp.[a]	6,200	257,238
Honeywell International Inc.	49,276	4,923,658
Huntington Ingalls Industries Inc.	2,603	292,733
KLX Inc.[a]	3,183	131,299
Lockheed Martin Corp.	17,052	3,283,704
Moog Inc. Class Aa	200	14,806
Precision Castparts Corp.	9,120	2,196,826
Rockwell Collins Inc.	7,494	633,093
SIFCO Industries Inc.	22	641
Sparton Corp.[a]	611	17,316
Spirit AeroSystems Holdings Inc. Class Aa	7,030	302,571
Taser International Inc.[a,b]	3,568	94,481
Teledyne Technologies Inc.[a]	542	55,685
TransDigm Group Inc.	3,355	658,754
Triumph Group Inc.	754	50,684
United Technologies Corp.	6,461	743,015

		20,487,412
AIR FREIGHT & LOGISTICS — 1.08%
C.H. Robinson Worldwide Inc.	9,333	698,948
Echo Global Logistics Inc.[a]	1,452	42,398
Expeditors International of Washington Inc.	12,403	553,298
FedEx Corp.	8,019	1,392,579
Forward Air Corp.	2,054	103,460
Hub Group Inc. Class Aa	2,282	86,899
Park-Ohio Holdings Corp.	528	33,280
United Parcel Service Inc.	44,533	4,950,734
XPO Logistics Inc.[a,b]	620	25,346

		7,886,942
AIRLINES — 0.97%
Alaska Air Group Inc.	7,856	469,475
Allegiant Travel Co.	886	133,192
American Airlines Group Inc.	45,343	2,431,745
Copa Holdings SA Class A	1,652	171,213
Delta Air Lines Inc.	2,773	136,404
Hawaiian Holdings Inc.[a]	2,814	73,305
JetBlue Airways Corp.[a,b]	2,209	35,035
Southwest Airlines Co.	38,832	1,643,370
Spirit Airlines Inc.[a]	4,647	351,220
United Continental Holdings Inc.[a]	23,583	1,577,467
Virgin America Inc.[a]	205	8,866

		7,031,292

Security	Shares	Shares

AUTO COMPONENTS — 0.45%
American Axle & Manufacturing Holdings Inc.[a]	4,227	$95,488
BorgWarner Inc.	14,358	788,972
Cooper Tire & Rubber Co.	497	17,221
Cooper-Standard Holding Inc.[a]	33	1,910
Dana Holding Corp.	5,352	116,352
Dorman Products Inc.[a]	1,703	82,204
Drew Industries Inc.[a]	1,443	73,694
Fox Factory Holding Corp.[a]	702	11,393
Gentex Corp.	5,373	194,127
Gentherm Inc.[a]	2,173	79,575
Goodyear Tire & Rubber Co. (The)	17,276	493,575
Johnson Controls Inc.	11,132	538,121
Lear Corp.	4,081	400,265
Modine Manufacturing Co.[a]	887	12,063
Motorcar Parts of America Inc.[a]	1,291	40,137
Remy International Inc.	45	941
Shiloh Industries Inc.[a]	512	8,054
Standard Motor Products Inc.	897	34,194
Stoneridge Inc.[a,b]	1,492	19,187
Strattec Security Corp.	176	14,534
Tenneco Inc.[a]	3,924	222,138
Tower International Inc.[a]	1,282	32,755

		3,276,900
AUTOMOBILES — 0.34%
Harley-Davidson Inc.	13,817	910,679
Tesla Motors Inc.[a,b]	5,984	1,330,901
Thor Industries Inc.	2,846	159,006
Winnebago Industries Inc.	1,725	37,536

		2,438,122
BEVERAGES — 3.31%
Boston Beer Co. Inc. (The)[a]	524	151,719
Brown-Forman Corp.	9,724	854,156
Coca-Cola Bottling Co. Consolidated	310	27,289
Coca-Cola Co. (The)	249,769	10,545,247
Coca-Cola Enterprises Inc.	15,805	698,897
Constellation Brands Inc.[a]	9,389	921,718
Craft Brew Alliance Inc.[a]	360	4,803
Dr Pepper Snapple Group Inc.	12,336	884,245
Monster Beverage Corp.[a]	8,997	974,825
National Beverage Corp.[a]	708	16,015
PepsiCo Inc.	95,370	9,018,187

		24,097,101
BIOTECHNOLOGY — 5.96%
ACADIA Pharmaceuticals Inc.[a,b]	4,521	143,542
Acceleron Pharma Inc.[a]	985	38,376
Achillion Pharmaceuticals Inc.[a,b]	1,279	15,668
Acorda Therapeutics Inc.[a]	2,566	104,872
Actinium Pharmaceuticals Inc.[a,b]	1,261	7,427
Adamas Pharmaceuticals Inc.[a,b]	175	3,040
Aegerion Pharmaceuticals Inc.[a]	1,815	38,006
Agenus Inc.[a]	3,111	12,351
Agios Pharmaceuticals Inc.[a,b]	898	100,612
Akebia Therapeutics Inc.[a,b]	512	5,960
Alder Biopharmaceuticals Inc.[a,b]	520	15,127
Alexion Pharmaceuticals Inc.[a]	12,451	2,303,809

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

Alkermes PLC[a]	7,774	$455,245
Alnylam Pharmaceuticals Inc.[a]	3,525	341,925
AMAG Pharmaceuticals Inc.[a]	659	28,087
Amgen Inc.	45,148	7,191,625
Anacor Pharmaceuticals Inc.[a]	748	24,123
Applied Genetic Technologies Corp.[a]	326	6,853
Ardelyx Inc.[a]	246	4,647
Arena Pharmaceuticals Inc.[a,b]	13,628	47,289
ARIAD Pharmaceuticals Inc.[a,b]	10,361	71,180
Array BioPharma Inc.[a,b]	6,348	30,026
Arrowhead Research Corp.[a,b]	3,224	23,793
Atara Biotherapeutics Inc.[a]	316	8,453
Auspex Pharmaceuticals Inc.[a]	607	31,855
Avalanche Biotechnologies Inc.[a]	377	20,358
BioCryst Pharmaceuticals Inc.[a,b]	3,503	42,596
Biogen Idec Inc.[a]	14,920	5,064,594
BioMarin Pharmaceutical Inc.[a]	9,178	829,691
BioSpecifics Technologies Corp.[a]	215	8,303
Biotime Inc.[a,b]	4,811	17,945
Bluebird Bio Inc.[a,b]	1,373	125,932
Calithera Biosciences Inc.[a,b]	426	8,605
Cara Therapeutics Inc.[a]	564	5,623
Celgene Corp.[a]	50,388	5,636,402
Celldex Therapeutics Inc.[a,b]	5,186	94,645
Cellular Dynamics International Inc.[a]	568	3,652
Cepheid[a,b]	4,332	234,534
Chimerix Inc.[a]	1,896	76,333
Clovis Oncology Inc.[a,b]	1,517	84,952
Coherus Biosciences Inc.[a]	367	5,989
CTI BioPharma Corp.[a]	9,281	21,903
Cubist Pharmaceuticals Inc.[a]	4,539	456,850
Cytori Therapeutics Inc.[a,b]	3,017	1,474
CytRx Corp.[a,b]	973	2,666
Dicerna Pharmaceuticals Inc.[a]	335	5,517
Dyax Corp.[a]	8,619	121,183
Eleven Biotherapeutics Inc.[a]	314	3,730
Emergent BioSolutions Inc.[a,b]	347	9,449
Enanta Pharmaceuticals Inc.[a,b]	609	30,968
Epizyme Inc.[a,b]	767	14,473
Esperion Therapeutics Inc.[a,b]	317	12,819
Exact Sciences Corp.[a,b]	5,230	143,511
Exelixis Inc.[a,b]	11,770	16,949
FibroGen Inc.[a]	507	13,861
Five Prime Therapeutics Inc.[a]	1,060	28,620
Flexion Therapeutics Inc.[a,b]	313	6,319
Foundation Medicine Inc.[a,b]	873	19,398
Galectin Therapeutics Inc.[a,b]	1,125	3,904
Galena Biopharma Inc.[a,b]	7,379	11,142
Genocea Biosciences Inc.[a]	226	1,582
Genomic Health Inc.[a,b]	1,057	33,792
Gilead Sciences Inc.[a]	96,603	9,105,799
Halozyme Therapeutics Inc.[a,b]	6,562	63,323
Heron Therapeutics Inc.[a,b]	1,245	12,525
Hyperion Therapeutics Inc.[a,b]	765	18,360
Idera Pharmaceuticals Inc.[a,b]	3,472	15,312
Immune Design Corp.[a]	346	10,650
ImmunoGen Inc.[a,b]	5,344	32,598
Immunomedics Inc.[a,b]	4,030	19,344
Incyte Corp.[a,b]	9,164	669,980
Infinity Pharmaceuticals Inc.[a]	2,976	50,265
Inovio Pharmaceuticals Inc.[a,b]	3,352	30,771
Insmed Inc.[a]	3,122	48,297
Insys Therapeutics Inc.[a,b]	701	29,554

Security	Shares	Value

Intercept Pharmaceuticals Inc.[a,b]	768	$119,808
Intrexon Corp.[a,b]	2,214	60,951
Ironwood Pharmaceuticals Inc. Class Aa	7,444	114,042
Isis Pharmaceuticals Inc.[a,b]	7,380	455,641
Karyopharm Therapeutics Inc.[a,b]	980	36,681
Keryx Biopharmaceuticals Inc.[a,b]	5,758	81,476
Kindred Biosciences Inc.[a]	513	3,822
Kite Pharma Inc.[a,b]	498	28,720
Kythera Biopharmaceuticals Inc.[a,b]	1,087	37,697
Lexicon Pharmaceuticals Inc.[a,b]	13,162	11,976
Ligand Pharmaceuticals Inc.[a,b]	1,293	68,801
Loxo Oncology Inc.[a]	195	2,291
MacroGenics Inc.[a]	1,248	43,767
MannKind Corp.[a,b]	14,259	74,361
Medivation Inc.[a]	4,860	484,105
Merrimack Pharmaceuticals Inc.[a,b]	5,630	63,619
MiMedx Group Inc.[a,b]	6,185	71,313
Mirati Therapeutics Inc.[a,b]	425	7,871
Momenta Pharmaceuticals Inc.[a]	2,998	36,096
Myriad Genetics Inc.[a,b]	4,107	139,884
NanoViricides Inc.[a,b]	2,542	6,914
Navidea Biopharmaceuticals Inc.[a,b]	5,985	11,312
NeoStem Inc.[a,b]	696	2,624
Neuralstem Inc.[a,b]	4,300	11,696
Neurocrine Biosciences Inc.[a]	4,883	109,086
NewLink Genetics Corp.[a,b]	1,285	51,079
Northwest Biotherapeutics Inc.[a,b]	2,229	11,925
Novavax Inc.[a,b]	15,453	91,636
NPS Pharmaceuticals Inc.[a]	6,170	220,701
Ohr Pharmaceutical Inc.[a,b]	1,313	10,950
OncoMed Pharmaceuticals Inc.[a,b]	756	16,451
Oncothyreon Inc.[a]	4,445	8,446
Ophthotech Corp.[a]	878	39,396
Opko Health Inc.[a,b]	12,482	124,695
Orexigen Therapeutics Inc.[a,b]	7,585	45,965
Organovo Holdings Inc.[a,b]	3,914	28,377
Osiris Therapeutics Inc.[a,b]	1,057	16,901
Otonomy Inc.[a]	388	12,932
PDL BioPharma Inc.[b]	9,983	76,969
Peregrine Pharmaceuticals Inc.[a,b]	10,272	14,278
Pharmacyclics Inc.[a,b]	3,826	467,767
Portola Pharmaceuticals Inc.[a]	2,728	77,257
Progenics Pharmaceuticals Inc.[a,b]	992	7,500
Prothena Corp. PLC[a]	364	7,557
PTC Therapeutics Inc.[a,b]	1,436	74,342
Puma Biotechnology Inc.[a]	1,471	278,416
Radius Health Inc.[a]	389	15,136
Raptor Pharmaceutical Corp.[a,b]	4,467	46,993
Receptos Inc.[a,b]	1,370	167,839
Regado Biosciences Inc.[a,b]	956	873
Regeneron Pharmaceuticals Inc.[a]	4,969	2,038,532
Regulus Therapeutics Inc.[a,b]	1,085	17,403
Repligen Corp.[a,b]	2,086	41,303
Retrophin Inc.[a,b]	1,279	15,655
Sage Therapeutics Inc.[a]	332	12,151
Sangamo BioSciences Inc.[a]	4,643	70,620
Sarepta Therapeutics Inc.[a,b]	2,621	37,926
Seattle Genetics Inc.[a,b]	6,350	204,026
Spectrum Pharmaceuticals Inc.[a]	963	6,674
Stemline Therapeutics Inc.[a,b]	566	9,656
Sunesis Pharmaceuticals Inc.[a]	3,688	9,404
Synageva BioPharma Corp.[a,b]	1,314	121,926
Synergy Pharmaceuticals Inc.[a,b]	6,007	18,321

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

Synta Pharmaceuticals Corp.[a]	5,554	$14,718
T2 Biosystems Inc.[a,b]	326	6,272
TESARO Inc.[a]	1,162	43,215
TG Therapeutics Inc.[a,b]	1,489	23,586
Threshold Pharmaceuticals Inc.[a,b]	2,930	9,317
Tokai Pharmaceuticals Inc.[a,b]	324	4,776
Ultragenyx Pharmaceutical Inc.[a]	545	23,915
United Therapeutics Corp.[a,b]	2,992	387,434
Vanda Pharmaceuticals Inc.[a,b]	2,247	32,177
Verastem Inc.[a]	163	1,490
Versartis Inc.[a]	415	9,317
Vertex Pharmaceuticals Inc.[a]	14,896	1,769,645
Vitae Pharmaceuticals Inc.[a,b]	309	5,142
Vital Therapies Inc.[a,b]	340	8,476
Xencor Inc.[a,b]	889	14,260
XOMA Corp.[a,b]	4,589	16,475
Zafgen Inc.[a]	377	11,627
ZIOPHARM Oncology Inc.[a,b]	4,259	21,593

		43,386,900
BUILDING PRODUCTS — 0.32%
A.O. Smith Corp.	2,205	124,384
AAON Inc.	2,625	58,774
Advanced Drainage Systems Inc.	601	13,811
Allegion PLC	6,012	333,426
American Woodmark Corp.[a]	802	32,433
Apogee Enterprises Inc.	1,055	44,700
Armstrong World Industries Inc.[a]	2,815	143,903
Builders FirstSource Inc.[a,b]	2,934	20,157
Continental Building Products Inc.[a]	554	9,822
Fortune Brands Home & Security Inc.	4,329	195,974
Griffon Corp.	537	7,142
Insteel Industries Inc.	1,069	25,207
Lennox International Inc.	3,141	298,615
Masco Corp.	22,652	570,830
Masonite International Corp.[a]	227	13,951
NCI Building Systems Inc.[a]	1,707	31,614
Norcraft Companies Inc.[a]	495	9,553
Nortek Inc.[a]	603	49,042
Patrick Industries Inc.[a]	540	23,749
PGT Inc.[a]	2,852	27,465
Ply Gem Holdings Inc.[a]	893	12,484
Quanex Building Products Corp.	168	3,155
Simpson Manufacturing Co. Inc.	243	8,408
Trex Co. Inc.[a]	2,105	89,631
USG Corp.[a,b]	5,800	162,342

		2,310,572
CAPITAL MARKETS — 1.20%
Affiliated Managers Group Inc.[a]	3,485	739,656
Ameriprise Financial Inc.	4,175	552,144
Artisan Partners Asset Management Inc.	1,698	85,800
BGC Partners Inc. Class A	2,988	27,340
BlackRock Inc.[c]	3,076	1,099,855
Charles Schwab Corp. (The)	11,580	349,600
CIFC Corp.	14	116
Cohen & Steers Inc.	1,171	49,276
Diamond Hill Investment Group Inc.	167	23,053
Eaton Vance Corp. NVS	7,690	314,752
Evercore Partners Inc. Class A	2,067	108,249
Federated Investors Inc. Class B	4,259	140,249

Security	Shares	Value

Fifth Street Asset Management Inc.[a]	209	$2,915
Financial Engines Inc.	3,195	116,777
Franklin Resources Inc.	20,480	1,133,978
GAMCO Investors Inc. Class A	405	36,021
Greenhill & Co. Inc.	1,730	75,428
HFF Inc. Class A	2,040	73,277
INTL FCStone Inc.[a]	309	6,356
Invesco Ltd.	4,132	163,297
Ladenburg Thalmann Financial Services Inc.[a]	6,638	26,220
Lazard Ltd. Class A	7,767	388,583
Legg Mason Inc.	2,568	137,054
LPL Financial Holdings Inc.	5,444	242,530
Medley Management Inc.	209	3,072
Moelis & Co.	40	1,397
NorthStar Asset Management Group Inc.	2,449	55,274
OM Asset Management PLC[a]	862	13,999
Pzena Investment Management Inc. Class A	546	5,165
RCS Capital Corp. Class Ab	730	8,935
SEI Investments Co.	7,806	312,552
Silvercrest Asset Management Group Inc.	359	5,618
T. Rowe Price Group Inc.	16,577	1,423,301
TD Ameritrade Holding Corp.	14,731	527,075
Virtus Investment Partners Inc.	428	72,970
Waddell & Reed Financial Inc. Class A	5,357	266,886
Westwood Holdings Group Inc.	425	26,273
WisdomTree Investments Inc.[b]	6,828	107,029

		8,722,072
CHEMICALS — 3.32%
A. Schulman Inc.	411	16,658
Advanced Emissions Solutions Inc.[a]	1,239	28,237
Airgas Inc.	4,714	542,959
Albemarle Corp.	2,028	121,944
Axalta Coating Systems Ltd.[a]	2,049	53,315
Balchem Corp.	1,896	126,349
Cabot Corp.	238	10,439
Calgon Carbon Corp.[a]	3,343	69,468
Celanese Corp. Series A	869	52,105
Chase Corp.	363	13,064
Chemtura Corp.[a]	5,386	133,196
Cytec Industries Inc.	540	24,932
Dow Chemical Co. (The)	12,094	551,607
E.I. du Pont de Nemours and Co.	54,549	4,033,353
Eastman Chemical Co.	8,590	651,637
Ecolab Inc.	16,784	1,754,264
Ferro Corp.[a]	4,492	58,216
Flotek Industries Inc.[a]	3,374	63,195
FMC Corp.	8,356	476,543
FutureFuel Corp.	339	4,414
H.B. Fuller Co.	3,129	139,334
Hawkins Inc.	130	5,633
Huntsman Corp.	8,893	202,583
Innophos Holdings Inc.	781	45,649
Innospec Inc.	335	14,305
International Flavors & Fragrances Inc.	5,102	517,139
Koppers Holdings Inc.	1,328	34,501
Kronos Worldwide Inc.	168	2,187
LyondellBasell Industries NV Class A	26,326	2,090,021
Marrone Bio Innovations Inc.[a,b]	720	2,599
Minerals Technologies Inc.	587	40,767
Monsanto Co.	30,435	3,636,069
NewMarket Corp.	563	227,187

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

OMNOVA Solutions Inc.[a]	2,818	$22,939
Platform Specialty Products Corp.[a,b]	5,988	139,041
PolyOne Corp.	5,897	223,555
PPG Industries Inc.	8,691	2,008,925
Praxair Inc.	18,443	2,389,475
Quaker Chemical Corp.	564	51,911
Rayonier Advanced Materials Inc.[b]	322	7,181
Rentech Inc.[a]	7,039	8,869
Rockwood Holdings Inc.	317	24,980
RPM International Inc.	7,862	398,682
Scotts Miracle-Gro Co. (The) Class A	2,794	174,122
Senomyx Inc.[a]	2,646	15,902
Sensient Technologies Corp.	182	10,982
Sherwin-Williams Co. (The)	5,428	1,427,781
Sigma-Aldrich Corp.	3,483	478,111
Stepan Co.	555	22,244
Trecora Resources[a]	1,297	19,066
Trinseo SAa	172	3,001
Valspar Corp. (The)	5,356	463,187
W.R. Grace & Co.[a]	4,130	393,961
Westlake Chemical Corp.	2,196	134,154
Zep Inc.	579	8,772

		24,170,710
COMMERCIAL BANKS — 0.13%
Bank of the Ozarks Inc.	4,988	189,145
Cardinal Financial Corp.	129	2,558
CommunityOne Bancorp.[a]	32	366
Eagle Bancorp Inc.[a]	1,074	38,148
First Financial Bankshares Inc.	2,216	66,214
Home Bancshares Inc.	2,741	88,151
Independent Bank Group Inc.	227	8,867
Investors Bancorp Inc.	2,607	29,264
LegacyTexas Financial Group Inc.	240	5,724
ServisFirst Bancshares Inc.	15	494
Signature Bank[a]	2,947	371,204
Square 1 Financial Inc.[a]	138	3,409
SVB Financial Group[a]	247	28,669
Texas Capital Bancshares Inc.[a]	946	51,396
Western Alliance Bancorp[a]	2,551	70,918

		954,527
COMMERCIAL SERVICES & SUPPLIES — 0.61%
ARC Document Solutions Inc.[a]	2,585	26,419
Casella Waste Systems Inc. Class Aa,b	2,192	8,856
Cenveo Inc.[a,b]	1,684	3,536
Cintas Corp.	5,031	394,632
Clean Harbors Inc.[a]	2,800	134,540
Copart Inc.[a]	7,044	257,036
Covanta Holding Corp.	2,770	60,968
Deluxe Corp.	1,635	101,779
Healthcare Services Group Inc.	4,321	133,648
Heritage-Crystal Clean Inc.[a]	522	6,436
Herman Miller Inc.	3,666	107,890
HNI Corp.	2,596	132,552
InnerWorkings Inc.[a]	148	1,153
Interface Inc.	4,126	67,955
KAR Auction Services Inc.	3,511	121,656
Knoll Inc.	2,990	63,298
Mobile Mini Inc.	220	8,912
MSA Safety Inc.	1,869	99,225

Security	Shares	Value

Multi-Color Corp.	351	$19,452
Performant Financial Corp.[a,b]	2,406	16,000
Pitney Bowes Inc.	5,776	140,761
Quest Resource Holding Corp.[a]	781	1,125
R.R. Donnelley & Sons Co.	1,259	21,157
Rollins Inc.	3,943	130,513
SP Plus Corp.[a]	934	23,565
Steelcase Inc. Class A	5,163	92,676
Stericycle Inc.[a]	5,320	697,346
Team Inc.[a]	1,291	52,234
Tetra Tech Inc.	328	8,758
Tyco International PLC	23,487	1,030,140
US Ecology Inc.	1,326	53,199
Waste Connections Inc.	4,696	206,577
Waste Management Inc.	2,985	153,190
West Corp.	1,262	41,646

		4,418,830
COMMUNICATIONS EQUIPMENT — 1.54%
ADTRAN Inc.	1,834	39,981
Alliance Fiber Optic Products Inc.	724	10,505
Applied Optoelectronics Inc.[a]	907	10,177
Arista Networks Inc.[a,b]	313	19,018
ARRIS Group Inc.[a]	7,848	236,931
Aruba Networks Inc.[a]	6,672	121,297
CalAmp Corp.[a]	2,385	43,645
Ciena Corp.[a,b]	6,539	126,922
Clearfield Inc.[a,b]	724	8,912
CommScope Holding Co. Inc.[a]	3,885	88,695
EchoStar Corp. Class Aa	688	36,120
Extreme Networks Inc.[a]	4,124	14,558
F5 Networks Inc.[a]	4,779	623,492
Finisar Corp.[a,b]	6,118	118,750
Harmonic Inc.[a]	792	5,552
Harris Corp.	1,341	96,311
Infinera Corp.[a,b]	6,471	95,253
InterDigital Inc.	2,400	126,960
Ixia[a]	402	4,522
Juniper Networks Inc.	6,026	134,500
KVH Industries Inc.[a]	797	10,082
Motorola Solutions Inc.	2,870	192,520
Numerex Corp. Class Aa	751	8,306
Palo Alto Networks Inc.[a]	3,437	421,273
ParkerVision Inc.[a,b]	4,898	4,457
Plantronics Inc.	2,457	130,270
Polycom Inc.[a]	3,942	53,217
Procera Networks Inc.[a,b]	223	1,603
QUALCOMM Inc.	106,187	7,892,880
Riverbed Technology Inc.[a]	10,034	204,794
Ruckus Wireless Inc.[a]	4,031	48,453
ShoreTel Inc.[a]	3,782	27,798
Sonus Networks Inc.[a]	15,225	60,443
TESSCO Technologies Inc.	14	406
Ubiquiti Networks Inc.	1,851	54,864
ViaSat Inc.[a]	2,589	163,185

		11,236,652
COMPUTERS & PERIPHERALS — 6.06%
3D Systems Corp.[a,b]	6,880	226,146
Apple Inc.	379,230	41,859,407
Cray Inc.[a,b]	2,549	87,890

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

Diebold Inc.	4,063	$140,742
Dot Hill Systems Corp.[a]	3,748	16,566
Electronics For Imaging Inc.[a]	2,927	125,363
EMC Corp.	12,689	377,371
Immersion Corp.[a,b]	1,636	15,493
NCR Corp.[a]	985	28,703
NetApp Inc.	7,174	297,362
Nimble Storage Inc.[a,b]	557	15,317
Quantum Corp.[a]	5,592	9,842
SanDisk Corp.	6,752	661,561
Silicon Graphics International Corp.[a,b]	2,087	23,750
Stratasys Ltd.[a,b]	1,727	143,531
Super Micro Computer Inc.[a]	2,186	76,248
Violin Memory Inc.[a,b]	5,025	24,070

		44,129,362
CONSTRUCTION & ENGINEERING — 0.14%
Aegion Corp.[a]	364	6,774
Argan Inc.	329	11,068
Chicago Bridge & Iron Co. NV	6,273	263,341
Comfort Systems USA Inc.	724	12,395
Dycom Industries Inc.[a]	1,868	65,548
Fluor Corp.	6,086	368,994
Furmanite Corp.[a]	2,275	17,790
Great Lakes Dredge & Dock Corp.[a]	416	3,561
MasTec Inc.[a]	4,223	95,482
Primoris Services Corp.	2,418	56,194
Quanta Services Inc.[a]	3,200	90,848
Sterling Construction Co. Inc.[a,b]	4	26

		992,021
CONSTRUCTION MATERIALS — 0.11%
Eagle Materials Inc.	3,150	239,494
Headwaters Inc.[a]	4,780	71,652
Martin Marietta Materials Inc.	3,890	429,145
United States Lime & Minerals Inc.	129	9,399
US Concrete Inc.[a,b]	869	24,723

		774,413
CONSUMER FINANCE — 0.88%
Ally Financial Inc.[a]	15,197	358,953
American Express Co.	57,078	5,310,537
Credit Acceptance Corp.[a]	422	57,565
Encore Capital Group Inc.[a,b]	1,151	51,104
First Cash Financial Services Inc.[a]	1,855	103,268
PRA Group Inc.[a,b]	3,154	182,711
Santander Consumer USA Holdings Inc.	373	7,315
SLM Corp.	8,986	91,567
Synchrony Financial[a]	5,810	172,848
World Acceptance Corp.[a,b]	517	41,076

		6,376,944
CONTAINERS & PACKAGING — 0.41%
AEP Industries Inc.[a]	315	18,317
AptarGroup Inc.[b]	931	62,228
Avery Dennison Corp.	2,075	107,651
Ball Corp.	8,765	597,510
Berry Plastics Group Inc.[a]	3,162	99,761
Crown Holdings Inc.[a]	8,696	442,627

Security	Shares	Value

Graphic Packaging Holding Co.[a]	20,444	$278,447
Myers Industries Inc.	1,689	29,726
Owens-Illinois Inc.[a]	6,186	166,960
Packaging Corp. of America	6,190	483,130
Sealed Air Corp.	13,563	575,478
Silgan Holdings Inc.	2,754	147,615

		3,009,450
DISTRIBUTORS — 0.23%
Core-Mark Holding Co. Inc.	189	11,705
Genuine Parts Co.	9,039	963,286
LKQ Corp.[a]	19,194	539,735
Pool Corp.	2,919	185,182

		1,699,908
DIVERSIFIED CONSUMER SERVICES — 0.22%
2U Inc.[a]	231	4,541
American Public Education Inc.[a]	1,166	42,990
Bright Horizons Family Solutions Inc.[a]	1,893	88,990
Capella Education Co.	703	54,103
Carriage Services Inc.	172	3,603
Collectors Universe Inc.	413	8,615
Grand Canyon Education Inc.[a]	2,971	138,627
H&R Block Inc.	17,226	580,172
ITT Educational Services Inc.[a,b]	138	1,326
K12 Inc.[a]	918	10,897
Liberty Tax Inc.[a]	238	8,506
LifeLock Inc.[a,b]	5,004	92,624
Service Corp. International	10,397	236,012
ServiceMaster Global Holdings Inc.[a]	1,718	45,991
Sotheby’s	3,848	166,157
Strayer Education Inc.[a]	742	55,116
Weight Watchers International Inc.[a,b]	1,539	38,229

		1,576,499
DIVERSIFIED FINANCIAL SERVICES — 0.56%
CBOE Holdings Inc.	5,417	343,546
Intercontinental Exchange Inc.	3,082	675,852
Leucadia National Corp.	3,749	84,053
MarketAxess Holdings Inc.	2,376	170,383
McGraw Hill Financial Inc.	17,150	1,526,007
Moody’s Corp.	11,940	1,143,971
MSCI Inc. Class A	3,310	157,026
Restaurant Brands International LPa,b	112	4,211

		4,105,049
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.90%
8x8 Inc.[a]	1,807	16,552
CenturyLink Inc.	2,204	87,234
Cincinnati Bell Inc.[a]	4,640	14,802
Cogent Communications Holdings Inc.	2,977	105,356
Consolidated Communications Holdings Inc.	2,216	61,671
Fairpoint Communications Inc.[a]	1,147	16,299
General Communication Inc. Class Aa	2,584	35,530
IDT Corp. Class B	786	15,964
inContact Inc.[a]	3,917	34,430
Inteliquent Inc.	2,005	39,358
Intelsat SAa,b	419	7,274
Level 3 Communications Inc.[a]	17,439	861,138

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

Lumos Networks Corp.	933	$15,693
magicJack VocalTec Ltd.[a,b]	1,109	9,005
Premiere Global Services Inc.[a,b]	751	7,976
Verizon Communications Inc.	260,489	12,185,675
Windstream Holdings Inc.	35,509	292,594
Zayo Group Holdings Inc.[a]	536	16,386

		13,822,937
ELECTRIC UTILITIES — 0.05%
ITC Holdings Corp.	9,321	376,848
Spark Energy Inc.	9	127

		376,975
ELECTRICAL EQUIPMENT — 0.70%
Acuity Brands Inc.	2,739	383,652
AMETEK Inc.	15,427	811,923
AZZ Inc.	1,653	77,559
Capstone Turbine Corp.[a,b]	19,488	14,407
Emerson Electric Co.	33,043	2,039,744
Encore Wire Corp.	959	35,799
EnerSys	716	44,192
Enphase Energy Inc.[a,b]	1,318	18,834
Franklin Electric Co. Inc.	2,776	104,183
FuelCell Energy Inc.[a,b]	13,923	21,441
Generac Holdings Inc.[a]	4,294	200,787
Hubbell Inc. Class B	585	62,496
Polypore International Inc.[a]	2,815	132,446
Power Solutions International Inc.[a,b]	244	12,593
Preformed Line Products Co.	10	546
Revolution Lighting Technologies Inc.[a,b]	1,714	2,314
Rockwell Automation Inc.	8,733	971,110
Solarcity Corp.[a,b]	2,637	141,027
TCP International Holdings Ltd.[a]	246	1,513
Thermon Group Holdings Inc.[a]	1,998	48,332
Vicor Corp.[a,b]	169	2,045

		5,126,943
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.63%
Amphenol Corp. Class A	19,747	1,062,586
Anixter International Inc.[a]	756	66,876
Avnet Inc.	1,734	74,597
Badger Meter Inc.	936	55,552
Belden Inc.	2,745	216,333
CDW Corp./DE	5,415	190,445
Cognex Corp.[a]	5,601	231,489
Coherent Inc.[a]	136	8,258
Control4 Corp.[a]	725	11,143
Corning Inc.	19,014	435,991
CUI Global Inc.[a]	873	6,504
Daktronics Inc.	1,630	20,391
DTS Inc.[a]	321	9,871
Electro Rent Corp.	51	716
FARO Technologies Inc.[a]	931	58,355
FEI Co.	2,649	239,337
FLIR Systems Inc.	6,146	198,577
InvenSense Inc.[a,b]	4,437	72,146
IPG Photonics Corp.[a,b]	2,055	153,961
Keysight Technologies Inc.[a]	1,503	50,756
Littelfuse Inc.	1,277	123,448
Maxwell Technologies Inc.[a,b]	1,798	16,398

Security	Shares	Value

Mesa Laboratories Inc.	174	$13,452
Methode Electronics Inc.	2,376	86,748
MTS Systems Corp.	938	70,378
National Instruments Corp.	6,267	194,841
Newport Corp.[a]	2,228	42,577
OSI Systems Inc.[a]	311	22,009
Plexus Corp.[a]	738	30,413
RealD Inc.[a,b]	2,776	32,757
Rogers Corp.[a]	337	27,445
Speed Commerce Inc.[a,b]	2,429	7,506
SYNNEX Corp.[b]	193	15,085
Trimble Navigation Ltd.[a,b]	16,347	433,849
Universal Display Corp.[a,b]	2,577	71,512
Viasystems Group Inc.[a]	14	228
Zebra Technologies Corp. Class Aa	3,158	244,461

		4,596,991
ENERGY EQUIPMENT & SERVICES — 1.70%
Aspen Aerogels Inc.[a]	205	1,636
Atwood Oceanics Inc.[a]	886	25,136
Baker Hughes Inc.	2,250	126,157
Basic Energy Services Inc.[a]	2,010	14,090
C&J Energy Services Inc.[a,b]	2,454	32,417
Cameron International Corp.[a]	8,227	410,939
CARBO Ceramics Inc.[b]	1,255	50,263
Dresser-Rand Group Inc.[a]	4,794	392,149
Dril-Quip Inc.[a]	2,589	198,654
FMC Technologies Inc.[a]	14,767	691,686
FMSA Holdings Inc.[a]	538	3,723
Forum Energy Technologies Inc.[a]	1,428	29,602
Frank’s International NV	248	4,124
Geospace Technologies Corp.[a]	58	1,537
Glori Energy Inc.[a,b]	758	3,168
Gulf Island Fabrication Inc.	348	6,748
Halliburton Co.	53,170	2,091,176
Helmerich & Payne Inc.	4,098	276,287
Independence Contract Drilling Inc.[a]	214	1,117
ION Geophysical Corp.[a]	1,821	5,008
Matrix Service Co.[a]	1,647	36,761
Nabors Industries Ltd.	1,851	24,026
National Oilwell Varco Inc.	2,269	148,688
Nordic American Offshore Ltd.	509	6,251
North Atlantic Drilling Ltd.[b]	1,161	1,892
Oceaneering International Inc.	6,873	404,201
Patterson-UTI Energy Inc.	4,636	76,911
PHI Inc.[a]	58	2,169
Pioneer Energy Services Corp.[a]	2,814	15,590
Profire Energy Inc.[a,b]	807	1,840
RigNet Inc.[a,b]	783	32,126
RPC Inc.	3,851	50,217
Schlumberger Ltd.	81,819	6,988,161
Seadrill Ltd.[b]	6,556	78,279
Seventy Seven Energy Inc.[a,b]	547	2,959
Superior Energy Services Inc.	692	13,944
Tesco Corp.	191	2,449
Unit Corp.[a]	195	6,650
US Silica Holdings Inc.	3,354	86,164
Willbros Group Inc.[a]	2,480	15,550

		12,360,445

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

FOOD & STAPLES RETAILING — 1.85%
Andersons Inc. (The)	1,648	$87,575
Casey’s General Stores Inc.	2,458	222,007
Chefs’ Warehouse Inc. (The)[a]	992	22,856
Costco Wholesale Corp.	26,057	3,693,580
CVS Health Corp.	10,484	1,009,714
Diplomat Pharmacy Inc.[a]	506	13,849
Fairway Group Holdings Corp.[a,b]	1,435	4,520
Fresh Market Inc. (The)[a,b]	2,759	113,671
Kroger Co. (The)	32,131	2,063,131
Liberator Medical Holdings Inc.	1,997	5,791
Natural Grocers by Vitamin Cottage Inc.[a]	553	15,578
PriceSmart Inc.	1,158	105,633
Rite Aid Corp.[a]	40,789	306,733
Smart & Final Stores Inc.[a]	433	6,811
Sprouts Farmers Market Inc.[a]	6,116	207,822
Sysco Corp.	13,765	546,333
United Natural Foods Inc.[a,b]	3,189	246,589
Wal-Mart Stores Inc.	10,205	876,405
Walgreens Boots Alliance Inc.	45,160	3,441,192
Whole Foods Market Inc.	10,031	505,763

		13,495,553
FOOD PRODUCTS — 1.69%
Alico Inc.	59	2,952
Archer-Daniels-Midland Co.	4,033	209,716
B&G Foods Inc. Class A	3,183	95,172
Boulder Brands Inc.[a]	3,512	38,843
Cal-Maine Foods Inc.[b]	1,906	74,391
Calavo Growers Inc.	781	36,941
Campbell Soup Co.	7,246	318,824
Darling Ingredients Inc.[a]	2,037	36,992
Diamond Foods Inc.[a]	1,345	37,969
Farmer Bros. Co.[a]	528	15,550
Flowers Foods Inc.	10,979	210,687
Freshpet Inc.[a,b]	403	6,875
General Mills Inc.	38,700	2,063,871
Hain Celestial Group Inc.[a]	5,874	342,395
Hershey Co. (The)	9,450	982,138
Hormel Foods Corp.	8,520	443,892
Ingredion Inc.	708	60,067
Inventure Foods Inc.[a,b]	875	11,147
J&J Snack Foods Corp.	954	103,767
Kellogg Co.	14,725	963,604
Keurig Green Mountain Inc.	8,933	1,182,685
Kraft Foods Group Inc.	37,471	2,347,933
Lancaster Colony Corp.	733	68,638
Lifeway Foods Inc.[a]	310	5,744
Limoneira Co.	765	19,110
McCormick & Co. Inc. NVS	8,196	608,963
Mead Johnson Nutrition Co. Class A	12,713	1,278,165
Pilgrim’s Pride Corp.[a,b]	535	17,543
Sanderson Farms Inc.[b]	1,259	105,787
Seaboard Corp.[a]	1	4,198
Tootsie Roll Industries Inc.[b]	1,163	35,646
TreeHouse Foods Inc.[a,b]	1,357	116,064
Tyson Foods Inc. Class A	1,055	42,295
WhiteWave Foods Co. (The) Class Aa	10,850	379,641

		12,268,205

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.03%
Abaxis Inc.	1,365	$77,573
ABIOMED Inc.[a]	2,583	98,309
Accuray Inc.[a,b]	4,624	34,911
Align Technology Inc.[a]	5,079	283,967
Anika Therapeutics Inc.[a,b]	902	36,747
Antares Pharma Inc.[a,b]	6,199	15,931
AtriCure Inc.[a]	1,497	29,880
Atrion Corp.	104	35,361
Baxter International Inc.	34,157	2,503,367
Becton, Dickinson and Co.	12,167	1,693,160
Boston Scientific Corp.[a]	7,858	104,118
C.R. Bard Inc.	4,829	804,608
Cantel Medical Corp.	2,053	88,813
Cardiovascular Systems Inc.[a]	1,661	49,963
Cerus Corp.[a,b]	4,647	28,997
Cooper Companies Inc. (The)	2,228	361,136
Cyberonics Inc.[a]	1,673	93,153
Cynosure Inc. Class Aa	523	14,341
DENTSPLY International Inc.	2,763	147,185
DexCom Inc.[a]	4,670	257,083
Edwards Lifesciences Corp.[a]	6,666	849,115
Endologix Inc.[a,b]	4,119	62,979
GenMark Diagnostics Inc.[a,b]	2,570	34,978
Globus Medical Inc. Class Aa	4,094	97,314
Haemonetics Corp.[a,b]	310	11,600
Halyard Health Inc.[a]	2,453	111,538
HeartWare International Inc.[a,b]	1,096	80,479
Hill-Rom Holdings Inc.	223	10,173
Hologic Inc.[a]	4,886	130,652
IDEXX Laboratories Inc.[a,b]	2,991	443,476
Inogen Inc.[a,b]	337	10,572
Insulet Corp.[a]	3,597	165,678
Integra LifeSciences Holdings Corp.[a]	726	39,371
Intuitive Surgical Inc.[a]	2,090	1,105,485
K2M Group Holdings Inc.[a]	555	11,583
LDR Holding Corp.[a]	988	32,387
Masimo Corp.[a]	2,932	77,229
Meridian Bioscience Inc.	2,645	43,537
Natus Medical Inc.[a]	2,005	72,260
Neogen Corp.[a,b]	2,415	119,760
Nevro Corp.[a]	402	15,545
NuVasive Inc.[a]	2,419	114,080
NxStage Medical Inc.[a]	3,764	67,488
Ocular Therapeutix Inc.[a,b]	338	7,950
OraSure Technologies Inc.[a]	214	2,170
Oxford Immunotec Global PLC[a,b]	766	10,433
Quidel Corp.[a,b]	1,798	51,998
ResMed Inc.[b]	8,878	497,701
Rockwell Medical Technologies Inc.[a,b]	126	1,295
Roka Bioscience Inc.[a,b]	250	1,102
Second Sight Medical Products Inc.[a]	149	1,529
Sientra Inc.[a]	206	3,459
Sirona Dental Systems Inc.[a,b]	2,228	194,660
Spectranetics Corp. (The)[a,b]	2,615	90,427
St. Jude Medical Inc.	11,589	753,633
Staar Surgical Co.[a,b]	2,424	22,083
Steris Corp.	3,681	238,713
Stryker Corp.	12,650	1,193,274
SurModics Inc.[a]	156	3,448
Tandem Diabetes Care Inc.[a,b]	408	5,182
Thoratec Corp.[a]	3,556	115,428

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

TransEnterix Inc.[a]	171	$498
TriVascular Technologies Inc.[a,b]	495	6,222
Unilife Corp.[a,b]	6,933	23,226
Utah Medical Products Inc.	206	12,370
Varian Medical Systems Inc.[a,b]	6,538	565,602
Vascular Solutions Inc.[a,b]	1,070	29,061
Veracyte Inc.[a]	396	3,825
Volcano Corp.[a]	3,410	60,971
West Pharmaceutical Services Inc.	4,460	237,450
Wright Medical Group Inc.[a]	1,474	39,606
Zeltiq Aesthetics Inc.[a]	1,804	50,350
Zimmer Holdings Inc.	770	87,333

		14,776,881
HEALTH CARE PROVIDERS & SERVICES — 1.93%
AAC Holdings Inc.[a]	196	6,060
Acadia Healthcare Co. Inc.[a]	2,728	166,981
Addus HomeCare Corp.[a]	23	558
Adeptus Health Inc. Class Aa	194	7,256
Aetna Inc.	6,677	593,118
Air Methods Corp.[a]	2,465	108,534
Alliance HealthCare Services Inc.[a]	140	2,939
AmerisourceBergen Corp.	14,196	1,279,911
AmSurg Corp.[a,b]	613	33,549
Bio-Reference Laboratories Inc.[a]	1,400	44,982
BioTelemetry Inc.[a]	964	9,669
Brookdale Senior Living Inc.[a]	10,777	395,193
Capital Senior Living Corp.[a]	2,025	50,443
Cardinal Health Inc.	1,711	138,129
Catamaran Corp.[a]	12,998	672,646
Centene Corp.[a]	3,657	379,779
Chemed Corp.	1,109	117,188
Cigna Corp.	1,305	134,298
Civitas Solutions Inc.[a]	486	8,277
CorVel Corp.[a]	764	28,436
DaVita HealthCare Partners Inc.[a]	3,879	293,795
Ensign Group Inc. (The)	1,109	49,229
Envision Healthcare Holdings Inc.[a]	5,053	175,289
ExamWorks Group Inc.[a,b]	2,179	90,625
Express Scripts Holding Co.[a]	40,001	3,386,885
Gentiva Health Services Inc.[a]	1,922	36,614
HCA Holdings Inc.[a]	1,909	140,101
HealthEquity Inc.[a]	229	5,828
HealthSouth Corp.	4,224	162,455
Healthways Inc.[a]	1,002	19,920
Henry Schein Inc.[a]	5,366	730,581
IPC The Hospitalist Co. Inc.[a]	599	27,488
Laboratory Corp. of America Holdings[a]	2,087	225,187
Landauer Inc.	532	18,162
McKesson Corp.	14,506	3,011,155
MEDNAX Inc.[a]	4,137	273,497
Molina Healthcare Inc.[a]	1,897	101,546
MWI Veterinary Supply Inc.[a,b]	805	136,778
National Research Corp. Class A	517	7,233
Patterson Companies Inc.	504	24,242
Premier Inc.[a]	2,018	67,664
Providence Service Corp. (The)[a]	683	24,889
RadNet Inc.[a]	1,910	16,311
Select Medical Holdings Corp.	4,637	66,773
Skilled Healthcare Group Inc. Class Aa	1,148	9,838
Surgical Care Affiliates Inc.[a]	729	24,531
Team Health Holdings Inc.[a]	4,421	254,340

Security	Shares	Value

Tenet Healthcare Corp.[a]	6,152	$311,722
U.S. Physical Therapy Inc.	736	30,883
Universal Health Services Inc. Class B	1,254	139,520
WellCare Health Plans Inc.[a]	204	16,740

		14,057,767
HEALTH CARE TECHNOLOGY — 0.33%
Allscripts Healthcare Solutions Inc.[a]	4,223	53,928
athenahealth Inc.[a,b]	2,383	347,203
Castlight Health Inc.[a,b]	692	8,096
Cerner Corp.[a]	18,803	1,215,802
Computer Programs and Systems Inc.	729	44,287
HealthStream Inc.[a]	1,274	37,558
HMS Holdings Corp.[a,b]	5,560	117,538
Imprivata Inc.[a]	230	2,990
IMS Health Holdings Inc.[a,b]	4,675	119,867
MedAssets Inc.[a]	3,768	74,456
Medidata Solutions Inc.[a,b]	3,522	168,175
Merge Healthcare Inc.[a]	4,995	17,782
Omnicell Inc.[a]	2,258	74,785
Quality Systems Inc.	3,106	48,423
Veeva Systems Inc.[a,b]	2,367	62,512
Vocera Communications Inc.[a]	1,629	16,974

		2,410,376
HOTELS, RESTAURANTS & LEISURE — 3.05%
Aramark	2,564	79,869
BJ’s Restaurants Inc.[a]	364	18,276
Bloomin’ Brands Inc.[a]	4,817	119,269
Boyd Gaming Corp.[a,b]	4,308	55,056
Bravo Brio Restaurant Group Inc.[a]	1,176	16,358
Brinker International Inc.	4,110	241,216
Buffalo Wild Wings Inc.[a]	1,175	211,947
Caesars Entertainment Corp.[a,b]	408	6,402
Cheesecake Factory Inc. (The)	3,141	158,024
Chipotle Mexican Grill Inc.[a]	1,963	1,343,693
Choice Hotels International Inc.	157	8,795
Churchill Downs Inc.	551	52,510
Chuy’s Holdings Inc.[a]	986	19,395
ClubCorp Holdings Inc.	1,325	23,757
Cracker Barrel Old Country Store Inc.	1,119	157,510
Dave & Buster’s Entertainment Inc.[a]	331	9,036
Del Frisco’s Restaurant Group Inc.[a]	1,466	34,803
Denny’s Corp.[a]	3,685	37,992
Diamond Resorts International Inc.[a,b]	2,202	61,436
DineEquity Inc.	397	41,145
Domino’s Pizza Inc.	3,508	330,348
Dunkin’ Brands Group Inc.	6,647	283,495
El Pollo Loco Holdings Inc.[a,b]	395	7,888
Famous Dave’s of America Inc.[a]	318	8,354
Fiesta Restaurant Group Inc.[a]	1,667	101,354
Habit Restaurants Inc. (The)[a]	270	8,735
Hilton Worldwide Holdings Inc.[a]	8,425	219,808
Hyatt Hotels Corp. Class Aa	157	9,453
Ignite Restaurant Group Inc.[a,b]	415	3,266
Interval Leisure Group Inc.	1,899	39,670
Jack in the Box Inc.	2,473	197,741
Jamba Inc.[a,b]	1,083	16,342
Krispy Kreme Doughnuts Inc.[a,b]	4,077	80,480
La Quinta Holdings Inc.[a]	1,993	43,966
Las Vegas Sands Corp.	23,745	1,381,009

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

Life Time Fitness Inc.[a,b]	157	$8,889
Marriott International Inc./DE	12,160	948,845
McDonald’s Corp.	62,183	5,826,547
MGM Resorts International[a]	2,006	42,888
Morgans Hotel Group Co.[a]	496	3,889
Nathan’s Famous Inc.[a]	178	14,240
Noodles & Co.[a,b]	686	18,076
Norwegian Cruise Line Holdings Ltd.[a]	5,233	244,695
Panera Bread Co. Class Aa,b	1,521	265,871
Papa John’s International Inc.	2,002	111,712
Papa Murphy’s Holdings Inc.[a]	368	4,276
Pinnacle Entertainment Inc.[a]	2,403	53,467
Popeyes Louisiana Kitchen Inc.[a]	1,527	85,924
Potbelly Corp.[a,b]	904	11,634
Red Robin Gourmet Burgers Inc.[a]	900	69,278
Restaurant Brands International Inc.[a]	13,353	521,309
Ruth’s Hospitality Group Inc.	1,459	21,885
Scientific Games Corp. Class Aa,b	2,224	28,312
SeaWorld Entertainment Inc.	4,254	76,147
Six Flags Entertainment Corp.	4,524	195,211
Sonic Corp.	2,400	65,352
Starbucks Corp.	47,378	3,887,365
Starwood Hotels & Resorts Worldwide Inc.	5,091	412,727
Texas Roadhouse Inc.	4,323	145,944
Vail Resorts Inc.	2,269	206,774
Wyndham Worldwide Corp.	7,989	685,137
Wynn Resorts Ltd.	5,083	756,147
Yum! Brands Inc.	27,831	2,027,488
Zoe’s Kitchen Inc.[a,b]	368	11,007

		22,179,434
HOUSEHOLD DURABLES — 0.36%
Beazer Homes USA Inc.[a]	891	17,250
Cavco Industries Inc.[a]	550	43,598
Century Communities Inc.[a]	28	484
D.R. Horton Inc.	1,819	46,003
Dixie Group Inc.[a]	731	6,703
GoPro Inc.[a,b]	808	51,082
Harman International Industries Inc.	4,273	455,972
Helen of Troy Ltd.[a]	698	45,412
Installed Building Products Inc.[a,b]	544	9,694
iRobot Corp.[a,b]	1,800	62,496
Jarden Corp.[a]	3,709	177,587
KB Home	3,885	64,297
La-Z-Boy Inc.	2,774	74,454
Leggett & Platt Inc.	4,290	182,797
Lennar Corp. Class A	701	31,412
LGI Homes Inc.[a]	535	7,982
Libbey Inc.[a]	1,352	42,507
Newell Rubbermaid Inc.	10,394	395,907
NVR Inc.[a]	253	322,658
Tempur Sealy International Inc.[a]	3,880	213,051
TRI Pointe Homes Inc.[a]	876	13,359
Tupperware Brands Corp.	3,163	199,269
Turtle Beach Corp.[a]	418	1,333
Universal Electronics Inc.[a]	966	62,819
Whirlpool Corp.	445	86,214
William Lyon Homes Class Aa	151	3,061

		2,617,401

Security	Shares	Value

HOUSEHOLD PRODUCTS — 1.15%
Central Garden & Pet Co. Class Aa	378	$3,610
Church & Dwight Co. Inc.	8,581	676,268
Clorox Co. (The)	6,691	697,269
Colgate-Palmolive Co.	51,477	3,561,694
Harbinger Group Inc.[a,b]	2,182	30,897
Kimberly-Clark Corp.	19,659	2,271,401
Oil-Dri Corp. of America	54	1,762
Orchids Paper Products Co.	509	14,817
Procter & Gamble Co. (The)	9,708	884,302
Spectrum Brands Holdings Inc.	1,312	125,532
WD-40 Co.	953	81,081

		8,348,633
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.02%
Abengoa Yield PLC	121	3,306
Calpine Corp.[a]	3,733	82,611
Ormat Technologies Inc.	408	11,089
Pattern Energy Group Inc.	2,457	60,590
TerraForm Power Inc.	546	16,861
Vivint Solar Inc.[a]	482	4,444

		178,901
INDUSTRIAL CONGLOMERATES — 1.10%
3M Co.	41,160	6,763,411
Danaher Corp.	8,975	769,248
Raven Industries Inc.	2,290	57,250
Roper Industries Inc.	2,866	448,099

		8,038,008
INSURANCE — 0.51%
American Financial Group Inc.	758	46,026
AmTrust Financial Services Inc.[b]	1,337	75,206
Aon PLC	14,376	1,363,276
Arthur J. Gallagher & Co.	9,309	438,268
Atlas Financial Holdings Inc.[a]	696	11,359
Brown & Brown Inc.	418	13,756
Crawford & Co. Class B	591	6,076
eHealth Inc.[a]	1,177	29,331
Employers Holdings Inc.	1,332	31,315
Erie Indemnity Co. Class A	1,528	138,697
Federated National Holding Co.	912	22,034
HCI Group Inc.	385	16,647
Heritage Insurance Holdings Inc.[a,b]	413	8,025
Infinity Property and Casualty Corp.	247	19,083
Maiden Holdings Ltd.	394	5,039
Marsh & McLennan Companies Inc.	23,397	1,339,244
National Interstate Corp.	134	3,993
Reinsurance Group of America Inc.	1,176	103,041
State National Companies Inc.	399	4,780
United Insurance Holdings Corp.	945	20,743
Universal Insurance Holdings Inc.	1,852	37,873

		3,733,812
INTERNET & CATALOG RETAIL — 2.06%
Amazon.com Inc.[a,b]	23,632	7,334,191
Blue Nile Inc.[a]	700	25,207
Coupons.com Inc.[a,b]	753	13,366

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

EVINE Live Inc.[a]	312	$2,056
Expedia Inc.	6,360	542,890
FTD Companies Inc.[a]	139	4,840
Groupon Inc.[a]	30,081	248,469
HSN Inc.	2,087	158,612
Liberty Interactive Corp. Series Aa	15,386	452,656
Liberty TripAdvisor Holdings Inc. Class Aa	4,693	126,242
Liberty Ventures Series Aa	8,981	338,763
Netflix Inc.[a,b]	3,764	1,285,820
NutriSystem Inc.	1,852	36,207
Orbitz Worldwide Inc.[a]	1,499	12,337
Overstock.com Inc.[a]	726	17,620
PetMed Express Inc.	1,334	19,170
Priceline Group Inc. (The)[a]	3,240	3,694,280
RetailMeNot Inc.[a]	1,890	27,632
Shutterfly Inc.[a]	1,476	61,542
Travelport Worldwide Ltd.	815	14,670
TripAdvisor Inc.[a]	7,075	528,219
Wayfair Inc.[a,b]	352	6,987
zulily Inc.[a,b]	790	18,486

		14,970,262
INTERNET SOFTWARE & SERVICES — 5.67%
Aerohive Networks Inc.[a]	245	1,176
Akamai Technologies Inc.[a]	11,187	704,334
Amber Road Inc.[a]	526	5,376
Angie’s List Inc.[a,b]	2,653	16,528
Bankrate Inc.[a,b]	388	4,823
Bazaarvoice Inc.[a,b]	1,663	13,371
Benefitfocus Inc.[a,b]	216	7,093
Borderfree Inc.[a,b]	352	3,154
Brightcove Inc.[a]	1,727	13,436
Carbonite Inc.[a]	1,314	18,751
Care.com Inc.[a]	605	5,009
ChannelAdvisor Corp.[a]	1,281	27,644
Cimpress NVa	2,081	155,742
comScore Inc.[a]	2,270	105,396
Constant Contact Inc.[a]	1,910	70,097
Cornerstone OnDemand Inc.[a,b]	3,326	117,075
CoStar Group Inc.[a,b]	2,037	374,054
Cvent Inc.[a,b]	1,105	30,763
Dealertrack Technologies Inc.[a]	2,796	123,891
Demandware Inc.[a,b]	1,869	107,542
Dice Holdings Inc.[a]	770	7,708
E2open Inc.[a,b]	1,440	13,838
eBay Inc.[a]	79,746	4,475,345
Endurance International Group Holdings Inc.[a,b]	1,848	34,059
Envestnet Inc.[a]	2,097	103,047
Equinix Inc.	3,364	762,720
Everyday Health Inc.[a]	414	6,106
Facebook Inc. Class Aa	124,210	9,690,864
Five9 Inc.[a]	713	3,194
Gogo Inc.[a,b]	3,488	57,657
Google Inc. Class Aa	17,657	9,369,864
Google Inc. Class Ca	17,864	9,403,610
GrubHub Inc.[a,b]	559	20,303
GTT Communications Inc.[a]	898	11,881
HomeAway Inc.[a]	5,400	160,812
IAC/InterActiveCorp	1,903	115,683
j2 Global Inc.	2,987	185,194
LinkedIn Corp. Class Aa	6,562	1,507,357
LivePerson Inc.[a]	3,550	50,055

Security	Shares	Value

LogMeIn Inc.[a,b]	1,512	$74,602
Marchex Inc. Class B	2,055	9,432
Marin Software Inc.[a,b]	1,617	13,680
Marketo Inc.[a,b]	1,611	52,712
NIC Inc.	4,150	74,658
OPOWER Inc.[a,b]	422	6,005
Pandora Media Inc.[a]	12,849	229,098
Perficient Inc.[a]	1,353	25,206
Q2 Holdings Inc.[a]	564	10,626
Rackspace Hosting Inc.[a]	7,492	350,701
Reis Inc.	21	550
Rocket Fuel Inc.[a]	1,123	18,103
SciQuest Inc.[a]	1,857	26,834
Shutterstock Inc.[a,b]	941	65,023
SPS Commerce Inc.[a]	978	55,384
Stamps.com Inc.[a]	792	38,008
Textura Corp.[a,b]	1,131	32,200
Travelzoo Inc.[a]	434	5,477
TrueCar Inc.[a,b]	510	11,679
Trulia Inc.[a,b]	2,108	97,031
Twitter Inc.[a]	32,438	1,163,551
Unwired Planet Inc.[a]	4,560	4,560
VeriSign Inc.[a,b]	6,999	398,943
Web.com Group Inc.[a,b]	3,203	60,825
WebMD Health Corp.[a]	2,416	95,553
Wix.com Ltd.[a]	806	16,926
XO Group Inc.[a]	1,691	30,793
Xoom Corp.[a,b]	1,895	33,181
Yelp Inc.[a]	3,173	173,658
Zillow Inc. Class Aa,b	2,008	212,627
Zix Corp.[a]	4,119	14,828

		41,287,006
IT SERVICES — 5.63%
Accenture PLC Class A	39,786	3,553,288
Alliance Data Systems Corp.[a]	3,722	1,064,678
Automatic Data Processing Inc.	30,307	2,526,695
Blackhawk Network Holdings Inc.[a,b]	3,377	131,028
Booz Allen Hamilton Holding Corp.	4,308	114,291
Broadridge Financial Solutions Inc.	7,692	355,217
Cardtronics Inc.[a]	2,833	109,297
Cass Information Systems Inc.	715	38,074
Cognizant Technology Solutions Corp. Class Aa	38,324	2,018,142
Computer Sciences Corp.	555	34,993
CSG Systems International Inc.	898	22,513
DST Systems Inc.	1,541	145,085
EPAM Systems Inc.[a]	2,221	106,053
Euronet Worldwide Inc.[a]	3,211	176,284
EVERTEC Inc.	4,090	90,512
ExlService Holdings Inc.[a]	888	25,494
Fidelity National Information Services Inc.	2,227	138,519
Fiserv Inc.[a]	15,666	1,111,816
FleetCor Technologies Inc.[a]	5,245	779,984
Forrester Research Inc.	703	27,670
Gartner Inc.[a]	5,657	476,376
Genpact Ltd.[a]	1,107	20,956
Global Payments Inc.	4,277	345,282
Hackett Group Inc. (The)	508	4,465
Heartland Payment Systems Inc.	2,251	121,441
Higher One Holdings Inc.[a]	2,081	8,761
iGATE Corp.[a]	2,269	89,580
Information Services Group Inc.[a]	2,047	8,638

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

International Business Machines Corp.	59,508	$9,547,464
Jack Henry & Associates Inc.	5,365	333,381
Lionbridge Technologies Inc.[a]	3,849	22,132
Luxoft Holding Inc.[a]	499	19,217
MasterCard Inc. Class A	63,252	5,449,792
MAXIMUS Inc.	4,255	233,344
NeuStar Inc. Class Aa,b	2,332	64,830
Paychex Inc.	18,234	841,864
Sabre Corp.	2,820	57,161
Sapient Corp.[a]	6,117	152,191
Science Applications International Corp.	2,480	122,834
Sykes Enterprises Inc.[a,b]	209	4,905
Syntel Inc.[a]	2,000	89,960
TeleTech Holdings Inc.[a]	564	13,356
Teradata Corp.[a,b]	7,805	340,922
Total System Services Inc.	8,128	276,027
Unisys Corp.[a,b]	1,892	55,776
Vantiv Inc. Class Aa,b	7,796	264,440
VeriFone Systems Inc.[a]	7,014	260,921
Virtusa Corp.[a]	1,675	69,797
Visa Inc. Class A	31,547	8,271,623
Western Union Co.	33,811	605,555
WEX Inc.[a]	2,414	238,793

		40,981,417
LEISURE EQUIPMENT & PRODUCTS — 0.20%
Arctic Cat Inc.	311	11,041
Brunswick Corp.	2,929	150,141
Escalade Inc.	148	2,233
Hasbro Inc.	6,120	336,539
Malibu Boats Inc. Class Aa	509	9,808
Marine Products Corp.	321	2,709
Mattel Inc.	7,677	237,565
Nautilus Inc.[a]	1,171	17,776
Polaris Industries Inc.	4,161	629,310
Smith & Wesson Holding Corp.[a]	3,471	32,870
Sturm Ruger & Co. Inc.[b]	1,240	42,941

		1,472,933
LIFE SCIENCES TOOLS & SERVICES — 0.76%
Accelerate Diagnostics Inc.[a,b]	1,427	27,384
Affymetrix Inc.[a]	1,133	11,183
Agilent Technologies Inc.	3,007	123,107
Bio-Techne Corp.	1,129	104,320
Bruker Corp.[a,b]	6,826	133,926
Cambrex Corp.[a]	1,878	40,602
Charles River Laboratories International Inc.[a]	1,524	96,987
Covance Inc.[a]	3,287	341,322
Enzo Biochem Inc.[a]	2,171	9,639
Fluidigm Corp.[a,b]	1,725	58,184
Furiex Pharmaceuticals Inc.	294	2,940
Illumina Inc.[a]	8,778	1,620,243
INC Research Holdings Inc.[a]	508	13,051
Luminex Corp.[a]	2,356	44,199
Mettler-Toledo International Inc.[a]	1,841	556,829
NanoString Technologies Inc.[a]	607	8,455
Pacific Biosciences of California Inc.[a]	3,583	28,091
PAREXEL International Corp.[a]	3,534	196,349
PerkinElmer Inc.	1,329	58,117
PRA Health Sciences Inc.[a]	1,059	25,649
Quintiles Transnational Holdings Inc.[a]	1,662	97,842

Security	Shares	Value

Sequenom Inc.[a,b]	7,192	$26,610
Thermo Fisher Scientific Inc.	10,111	1,266,807
VWR Corp.[a]	964	24,939
Waters Corp.[a]	5,346	602,601

		5,519,376
MACHINERY — 2.15%
Accuride Corp.[a]	2,357	10,229
Albany International Corp. Class A	242	9,194
Allison Transmission Holdings Inc.	8,419	285,404
Altra Industrial Motion Corp.	1,677	47,610
American Railcar Industries Inc.[b]	555	28,582
ARC Group Worldwide Inc.[a,b]	190	1,927
Blount International Inc.[a]	3,176	55,802
Caterpillar Inc.	8,316	761,163
Chart Industries Inc.[a]	1,906	65,185
CIRCOR International Inc.	968	58,351
CLARCOR Inc.	2,977	198,387
Colfax Corp.[a,b]	5,970	307,873
Columbus McKinnon Corp.	177	4,963
Commercial Vehicle Group Inc.[a,b]	1,617	10,769
Crane Co.	1,115	65,450
Cummins Inc.	11,573	1,668,479
Deere & Co.	5,019	444,031
Donaldson Co. Inc.	8,186	316,225
Douglas Dynamics Inc.	1,278	27,388
Dover Corp.	7,807	559,918
Dynamic Materials Corp.	35	561
Energy Recovery Inc.[a,b]	1,167	6,150
EnPro Industries Inc.[a]	1,438	90,249
ExOne Co. (The)[a,b]	592	9,946
Flowserve Corp.	8,594	514,179
Global Brass & Copper Holdings Inc.	1,141	15,016
Gorman-Rupp Co. (The)	1,147	36,842
Graco Inc.	3,783	303,321
Graham Corp.	598	17,204
Greenbrier Companies Inc. (The)[b]	1,712	91,986
Harsco Corp.	5,032	95,054
Hillenbrand Inc.	3,913	134,998
Hyster-Yale Materials Handling Inc.	621	45,457
IDEX Corp.	4,661	362,812
Illinois Tool Works Inc.	20,379	1,929,891
Ingersoll-Rand PLC	1,456	92,296
ITT Corp.	1,296	52,436
John Bean Technologies Corp.	1,869	61,415
Kadant Inc.	125	5,336
Lincoln Electric Holdings Inc.	1,705	117,798
Lindsay Corp.[b]	701	60,104
Lydall Inc.[a]	924	30,326
Manitex International Inc.[a,b]	759	9,647
Manitowoc Co. Inc. (The)	8,533	188,579
Meritor Inc.[a]	3,211	48,647
Middleby Corp. (The)[a,b]	3,590	355,769
Miller Industries Inc.	28	582
Mueller Industries Inc.	2,290	78,181
Mueller Water Products Inc. Class A	9,828	100,639
Navistar International Corp.[a,b]	705	23,603
NN Inc.	1,060	21,794
Nordson Corp.	4,109	320,338
Omega Flex Inc.	180	6,806
PACCAR Inc.	20,487	1,393,321
Pall Corp.	6,909	699,260

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

Parker-Hannifin Corp.	4,992	$643,718
Pentair PLC	867	57,586
Proto Labs Inc.[a,b]	1,435	96,375
RBC Bearings Inc.	1,449	93,504
Rexnord Corp.[a]	4,674	131,854
Snap-on Inc.	522	71,378
Standex International Corp.	563	43,497
Stanley Black & Decker Inc.	1,097	105,400
Sun Hydraulics Corp.	1,315	51,785
Tennant Co.	1,174	84,728
Timken Co. (The)	345	14,725
Toro Co. (The)	3,579	228,376
TriMas Corp.[a]	2,479	77,568
Trinity Industries Inc.	7,440	208,394
Twin Disc Inc.	374	7,428
Valmont Industries Inc.	134	17,018
Wabash National Corp.[a]	4,274	52,827
WABCO Holdings Inc.[a]	3,547	371,655
Wabtec Corp./DE	6,087	528,899
Watts Water Technologies Inc. Class A	148	9,389
Woodward Inc.	2,781	136,909
Xerium Technologies Inc.[a]	697	10,999
Xylem Inc.	8,346	317,732

		15,609,217
MARINE — 0.04%
Kirby Corp.[a]	3,556	287,111
Matson Inc.	930	32,104

		319,215
MEDIA — 5.06%
AMC Networks Inc. Class Aa	3,745	238,819
Cablevision NY Group Class A	12,254	252,923
Carmike Cinemas Inc.[a]	1,444	37,934
CBS Corp. Class B NVS	29,920	1,655,773
Charter Communications Inc. Class Aa	4,986	830,767
Cinedigm Corp.[a,b]	1,098	1,779
Cinemark Holdings Inc.	7,193	255,927
Clear Channel Outdoor Holdings Inc. Class A	1,249	13,227
Comcast Corp. Class A	149,105	8,649,581
Crown Media Holdings Inc. Class Aa	2,360	8,354
Cumulus Media Inc. Class Aa,b	7,257	30,697
DIRECTV[a]	29,443	2,552,708
Discovery Communications Inc. Series Aa,b	14,369	495,012
Discovery Communications Inc. Series C NVS[a]	14,369	484,523
DISH Network Corp. Class Aa	9,820	715,780
Entravision Communications Corp. Class A	3,405	22,064
Eros International PLC[a]	421	8,908
Global Eagle Entertainment Inc.[a,b]	2,248	30,595
Global Sources Ltd.[a]	173	1,100
Gray Television Inc.[a]	3,026	33,891
Interpublic Group of Companies Inc. (The)	26,592	552,316
Lions Gate Entertainment Corp.	5,022	160,804
Live Nation Entertainment Inc.[a]	4,618	120,576
Loral Space & Communications Inc.[a]	791	62,260
Martha Stewart Living Omnimedia Inc. Class Aa	1,434	6,181
MDC Partners Inc.	603	13,700
Morningstar Inc.	1,290	83,476
National CineMedia Inc.	1,178	16,928
Nexstar Broadcasting Group Inc.	1,987	102,907
Omnicom Group Inc.	16,247	1,258,655

Security	Shares	Value

Radio One Inc. Class Da	1,461	$2,440
ReachLocal Inc.[a,b]	604	2,078
Regal Entertainment Group Class A	1,242	26,529
Rentrak Corp.[a,b]	572	41,653
Saga Communications Inc. Class A	60	2,609
Scripps Networks Interactive Inc. Class A	6,647	500,320
Sinclair Broadcast Group Inc. Class A	4,261	116,581
Sirius XM Holdings Inc.[a,b]	162,591	569,069
Starz[a,b]	5,166	153,430
Time Warner Cable Inc.	17,538	2,666,828
Townsquare Media Inc.[a]	348	4,594
Twenty-First Century Fox Inc. Class A	88,322	3,392,006
Viacom Inc. Class B NVS	27,098	2,039,124
Walt Disney Co. (The)	91,297	8,599,264
World Wrestling Entertainment Inc. Class Ab	1,822	22,483

		36,837,173
METALS & MINING — 0.12%
Carpenter Technology Corp.	198	9,752
Coeur Mining Inc.[a]	2,381	12,167
Compass Minerals International Inc.	2,180	189,289
Globe Specialty Metals Inc.	3,949	68,041
Gold Resource Corp.	1,909	6,452
Handy & Harman Ltd.[a]	29	1,335
Haynes International Inc.	28	1,358
Horsehead Holding Corp.[a,b]	418	6,617
Materion Corp.	473	16,664
Olympic Steel Inc.	157	2,791
RTI International Metals Inc.[a]	139	3,511
Ryerson Holding Corp.[a]	145	1,440
Southern Copper Corp.	9,134	257,579
Stillwater Mining Co.[a,b]	7,048	103,888
SunCoke Energy Inc.	3,017	58,349
Tahoe Resources Inc.	1,064	14,758
TimkenSteel Corp.	172	6,369
Walter Energy Inc.[b]	1,345	1,856
Worthington Industries Inc.	3,304	99,417

		861,633
MULTI-UTILITIES — 0.02%
Dominion Resources Inc.	2,227	171,256

		171,256
MULTILINE RETAIL — 0.68%
Big Lots Inc.	1,111	44,462
Burlington Stores Inc.[a]	1,611	76,136
Dillard’s Inc.	1,058	132,441
Dollar General Corp.[a]	14,822	1,047,915
Dollar Tree Inc.[a]	13,045	918,107
Family Dollar Stores Inc.	5,749	455,378
Kohl’s Corp.	727	44,376
Macy’s Inc.	17,542	1,153,387
Nordstrom Inc.	8,708	691,328
Sears Holdings Corp.[a,b]	1,303	42,973
Target Corp.	4,038	306,525
Tuesday Morning Corp.[a]	2,219	48,152

		4,961,180

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.65%
Abraxas Petroleum Corp.[a]	6,901	$20,289
Adams Resources & Energy Inc.	5	250
Alon USA Energy Inc.	433	5,486
Anadarko Petroleum Corp.	2,282	188,265
Antero Resources Corp.[a,b]	3,325	134,928
Apco Oil and Gas International Inc.[a]	47	659
Approach Resources Inc.[a,b]	1,179	7,534
Bonanza Creek Energy Inc.[a]	2,045	49,080
BPZ Resources Inc.[a,b]	3,327	962
Cabot Oil & Gas Corp.	26,214	776,197
Carrizo Oil & Gas Inc.[a]	2,825	117,520
Cheniere Energy Inc.[a]	14,940	1,051,776
Chesapeake Energy Corp.	7,605	148,830
Cimarex Energy Co.	687	72,822
Clayton Williams Energy Inc.[a]	370	23,606
Clean Energy Fuels Corp.[a,b]	2,425	12,113
Cobalt International Energy Inc.[a]	19,934	177,213
Concho Resources Inc.[a]	7,106	708,823
Continental Resources Inc.[a,b]	5,404	207,297
CVR Energy Inc.	394	15,252
Delek US Holdings Inc.	1,898	51,777
Diamondback Energy Inc.[a]	2,630	157,221
Eclipse Resources Corp.[a,b]	885	6,222
EOG Resources Inc.	34,368	3,164,262
EQT Corp.	8,684	657,379
Evolution Petroleum Corp.	982	7,296
EXCO Resources Inc.[b]	3,663	7,949
FX Energy Inc.[a,b]	3,286	5,093
GasLog Ltd.[b]	516	10,501
Gastar Exploration Inc.[a]	3,851	9,281
Goodrich Petroleum Corp.[a,b]	2,207	9,799
Green Plains Inc.	2,004	49,659
Gulfport Energy Corp.[a]	4,299	179,440
HollyFrontier Corp.	2,265	84,892
Isramco Inc.[a]	50	6,900
Jones Energy Inc. Class Aa,b	689	7,861
Kinder Morgan Inc.	23,353	988,065
Kosmos Energy Ltd.[a]	6,296	52,823
Laredo Petroleum Inc.[a,b]	4,262	44,112
Magnum Hunter Resources Corp.[a,b]	12,403	38,945
Marathon Petroleum Corp.	11,772	1,062,541
Matador Resources Co.[a]	2,599	52,578
Memorial Resource Development Corp.[a]	1,704	30,723
Miller Energy Resources Inc.[a,b]	148	185
Noble Energy Inc.	16,169	766,896
Oasis Petroleum Inc.[a,b]	6,360	105,194
ONEOK Inc.	6,900	343,551
Pacific Ethanol Inc.[a,b]	60	620
Panhandle Oil and Gas Inc.	938	21,837
Parsley Energy Inc. Class Aa	3,553	56,706
PBF Energy Inc.	1,342	35,751
PDC Energy Inc.[a]	169	6,975
PetroQuest Energy Inc.[a]	3,320	12,417
Phillips 66	14,569	1,044,597
Pioneer Natural Resources Co.	8,989	1,338,013
QEP Resources Inc.	1,437	29,056
Quicksilver Resources Inc.[a,b]	1,307	259
Range Resources Corp.	10,406	556,201
REX American Resources Corp.[a,b]	333	20,636
Rex Energy Corp.[a,b]	2,805	14,306
Ring Energy Inc.[a,b]	1,151	12,086

Security	Shares	Value

Rosetta Resources Inc.[a]	511	$11,400
RSP Permian Inc.[a,b]	555	13,953
Sanchez Energy Corp.[a,b]	2,015	18,719
SemGroup Corp. Class A	2,644	180,823
SM Energy Co.	4,224	162,962
Solazyme Inc.[a,b]	4,686	12,090
Southwestern Energy Co.[a]	22,396	611,187
Synergy Resources Corp.[a,b]	4,113	51,577
Targa Resources Corp.	2,379	252,293
Teekay Corp.	1,307	66,513
Tesoro Corp.	3,502	260,374
TransAtlantic Petroleum Ltd.[a]	736	3,967
Triangle Petroleum Corp.[a,b]	2,605	12,452
Ultra Petroleum Corp.[a,b]	2,845	37,440
Valero Energy Corp.	7,997	395,851
Vertex Energy Inc.[a,b]	741	3,105
W&T Offshore Inc.	868	6,371
Western Refining Inc.	3,327	125,694
Whiting Petroleum Corp.[a]	3,730	123,090
Williams Companies Inc. (The)	47,050	2,114,427
World Fuel Services Corp.	971	45,569

		19,279,364

PAPER & FOREST PRODUCTS — 0.10%
Boise Cascade Co.[a]	2,437	90,535
Clearwater Paper Corp.[a]	1,279	87,675
Deltic Timber Corp.	715	48,906
International Paper Co.	4,232	226,751
KapStone Paper and Packaging Corp.	5,262	154,229
Neenah Paper Inc.	533	32,124
P.H. Glatfelter Co.	985	25,186
Schweitzer-Mauduit International Inc.	316	13,367
Wausau Paper Corp.	2,731	31,051

		709,824

PERSONAL PRODUCTS — 0.24%
Avon Products Inc.	11,129	104,501
Coty Inc. Class A	3,406	70,368
Estee Lauder Companies Inc. (The) Class A	14,407	1,097,813
Female Health Co. (The)	1,140	4,469
Herbalife Ltd.[b]	4,791	180,621
IGI Laboratories Inc.[a]	1,821	16,025
Inter Parfums Inc.	50	1,373
Medifast Inc.[a]	875	29,356
Nu Skin Enterprises Inc. Class A	3,718	162,477
Revlon Inc. Class Aa	219	7,481
Synutra International Inc.[a]	1,111	6,755
USANA Health Sciences Inc.[a]	372	38,163

		1,719,402

PHARMACEUTICALS — 3.92%
AbbVie Inc.	100,034	6,546,225
AcelRx Pharmaceuticals Inc.[a,b]	1,300	8,749
Achaogen Inc.[a]	413	5,390
Actavis PLC[a]	15,979	4,113,154
Aerie Pharmaceuticals Inc.[a,b]	706	20,608
Akorn Inc.[a]	3,892	140,890
Alimera Sciences Inc.[a]	2,648	14,670
Allergan Inc.	18,727	3,981,173
Amphastar Pharmaceuticals Inc.[a]	532	6,177

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

Ampio Pharmaceuticals Inc.[a,b]	2,241	$7,687
ANI Pharmaceuticals Inc.[a]	412	23,233
Aratana Therapeutics Inc.[a]	1,823	32,486
Auxilium Pharmaceuticals Inc.[a]	3,100	106,593
AVANIR Pharmaceuticals Inc. Class Aa	12,146	205,875
Bio-Path Holdings Inc.[a]	4,617	12,281
BioDelivery Sciences International Inc.[a]	2,801	33,668
Bristol-Myers Squibb Co.	37,243	2,198,454
Catalent Inc.[a]	2,769	77,200
Cempra Inc.[a,b]	1,691	39,755
Corcept Therapeutics Inc.[a,b]	3,722	11,166
Depomed Inc.[a]	3,582	57,706
Dermira Inc.[a]	417	7,552
Egalet Corp.[a]	229	1,303
Endo International PLC[a]	9,557	689,251
Endocyte Inc.[a,b]	2,472	15,549
Horizon Pharma PLC[a]	4,053	52,243
Impax Laboratories Inc.[a]	877	27,783
Intersect ENT Inc.[a]	208	3,858
Intra-Cellular Therapies Inc.[a]	1,086	19,168
Jazz Pharmaceuticals PLC[a]	3,759	615,461
Johnson & Johnson	27,955	2,923,254
Lannett Co. Inc.[a,b]	1,622	69,551
Mallinckrodt PLC[a]	5,149	509,905
Medicines Co. (The)[a]	3,925	108,605
Merck & Co. Inc.	25,825	1,466,602
Mylan Inc./PAa	23,604	1,330,557
Nektar Therapeutics[a]	4,487	69,549
Omeros Corp.[a,b]	2,004	49,659
Pacira Pharmaceuticals Inc.[a,b]	2,229	197,623
Pain Therapeutics Inc.[a]	2,396	4,864
Pernix Therapeutics Holdings Inc.[a]	2,073	19,465
Perrigo Co. PLC	2,007	335,490
Phibro Animal Health Corp.	923	29,121
POZEN Inc.[a]	1,701	13,608
Prestige Brands Holdings Inc.[a]	3,175	110,236
Relypsa Inc.[a]	1,058	32,586
Repros Therapeutics Inc.[a,b]	1,431	14,267
Revance Therapeutics Inc.[a]	370	6,268
Sagent Pharmaceuticals Inc.[a]	1,060	26,617
Salix Pharmaceuticals Ltd.[a]	3,978	457,231
SciClone Pharmaceuticals Inc.[a]	2,446	21,427
Sucampo Pharmaceuticals Inc. Class Aa	1,042	14,880
Supernus Pharmaceuticals Inc.[a,b]	1,798	14,923
Tetraphase Pharmaceuticals Inc.[a]	1,705	67,706
TherapeuticsMD Inc.[a,b]	6,159	27,408
Theravance Biopharma Inc.[a]	1,427	21,291
Theravance Inc.[b]	4,878	69,024
VIVUS Inc.[a,b]	6,455	18,590
XenoPort Inc.[a]	393	3,447
Zoetis Inc.	31,635	1,361,254
Zogenix Inc.[a,b]	6,837	9,367
ZS Pharma Inc.[a,b]	375	15,589

		28,495,272
PROFESSIONAL SERVICES — 0.49%
Advisory Board Co. (The)[a,b]	2,369	116,034
Barrett Business Services Inc.	431	11,809
Corporate Executive Board Co. (The)	2,198	159,421
Corporate Resource Services Inc.[a]	1,106	1,327
Dun & Bradstreet Corp. (The)	802	97,010
Equifax Inc.	4,093	331,001

Security	Shares	Value

Exponent Inc.	797	$65,753
Franklin Covey Co.[a]	378	7,318
GP Strategies Corp.[a]	494	16,761
Hill International Inc.[a]	1,173	4,504
Huron Consulting Group Inc.[a]	162	11,079
IHS Inc. Class Aa	4,267	485,926
Insperity Inc.	1,363	46,192
Kforce Inc.	1,679	40,514
Korn/Ferry International[a]	1,623	46,677
Mistras Group Inc.[a]	988	18,110
Nielsen NV	13,216	591,152
On Assignment Inc.[a]	3,374	111,983
Paylocity Holding Corp.[a]	169	4,413
Robert Half International Inc.	8,695	507,614
RPX Corp.[a]	247	3,404
TriNet Group Inc.[a,b]	325	10,166
TrueBlue Inc.[a]	2,551	56,760
Verisk Analytics Inc. Class Aa	10,458	669,835
WageWorks Inc.[a]	2,201	142,119

		3,556,882
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.98%
Alexander’s Inc.	133	58,145
American Tower Corp.	24,898	2,461,167
Apartment Investment and Management Co. Class A	5,191	192,846
Aviv REIT Inc.[b]	52	1,793
Boston Properties Inc.	1,136	146,192
CareTrust REIT Inc.	1,644	20,270
Columbia Property Trust Inc.	1,156	29,305
CoreSite Realty Corp.	1,293	50,492
Crown Castle International Corp.	21,043	1,656,084
DuPont Fabros Technology Inc.[b]	1,284	42,680
EastGroup Properties Inc.[b]	1,866	118,155
Empire State Realty Trust Inc. Class A	5,722	100,593
Equity Lifestyle Properties, Inc.	3,738	192,694
Extra Space Storage Inc.	7,255	425,433
Federal Realty Investment Trust	2,793	372,754
Gaming and Leisure Properties Inc.	898	26,347
Glimcher Realty Trust	8,131	111,720
Health Care REIT Inc.	10,964	829,646
Healthcare Trust of America Inc. Class A	865	23,290
Iron Mountain Inc.	10,435	403,417
Lamar Advertising Co.	3,732	200,184
National Health Investors Inc.	2,362	165,245
NorthStar Realty Finance Corp.	2,927	51,457
Omega Healthcare Investors Inc.[b]	2,596	101,426
Outfront Media Inc.	594	15,937
Paramount Group Inc.[a]	481	8,942
Plum Creek Timber Co. Inc.	5,365	229,568
Potlatch Corp.	2,542	106,434
PS Business Parks Inc.	597	47,485
Public Storage	8,348	1,543,128
QTS Realty Trust Inc. Class A	749	25,346
Rayonier Inc.	914	25,537
Ryman Hospitality Properties Inc.[b]	1,426	75,207
Sabra Health Care REIT Inc.	3,208	97,427
Saul Centers Inc.	496	28,366
Simon Property Group Inc.	14,587	2,656,439
Sovran Self Storage Inc.	1,816	158,391
Strategic Hotels & Resorts Inc.[a]	12,886	170,482
Sun Communities Inc.	3,002	181,501
Tanger Factory Outlet Centers Inc.	3,554	131,356

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

Taubman Centers Inc.	3,129	$239,118
UMH Properties Inc.	201	1,920
Universal Health Realty Income Trust	362	17,419
Urstadt Biddle Properties Inc. Class A	744	16,279
Ventas Inc.	6,193	444,038
Vornado Realty Trust[b]	2,627	309,224
Weyerhaeuser Co.[b]	3,484	125,041

		14,435,920
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
Altisource Asset Management Corp.[a]	64	19,848
Altisource Portfolio Solutions SAa,b	920	31,087
CBRE Group Inc. Class Aa	17,597	602,697
Consolidated-Tomoka Land Co.	50	2,790
Forestar Group Inc.[a]	229	3,527
Howard Hughes Corp. (The)[a]	1,162	151,548
Jones Lang LaSalle Inc.	745	111,698
Kennedy-Wilson Holdings Inc.	332	8,400
Marcus & Millichap Inc.[a]	520	17,290
Realogy Holdings Corp.[a]	3,948	175,646
St. Joe Co. (The)[a,b]	86	1,581
Tejon Ranch Co.[a,b]	39	1,149

		1,127,261
ROAD & RAIL — 1.49%
AMERCO	260	73,908
ArcBest Corp.	1,496	69,370
Avis Budget Group Inc.[a]	6,671	442,487
Celadon Group Inc.	52	1,180
Genesee & Wyoming Inc. Class Aa,b	1,495	134,430
Heartland Express Inc.	3,366	90,916
Hertz Global Holdings Inc.[a]	28,106	700,964
J.B. Hunt Transport Services Inc.	5,768	485,954
Kansas City Southern Industries Inc.	5,357	653,715
Knight Transportation Inc.	3,727	125,451
Landstar System Inc.	2,816	204,244
Marten Transport Ltd.	600	13,116
Norfolk Southern Corp.	4,131	452,799
Old Dominion Freight Line Inc.[a]	3,932	305,280
P.A.M. Transportation Services Inc.[a]	26	1,348
Quality Distribution Inc.[a]	532	5,660
Roadrunner Transportation Systems Inc.[a]	699	16,322
Saia Inc.[a]	1,503	83,206
Swift Transportation Co.[a,b]	5,379	154,001
Union Pacific Corp.	56,983	6,788,385
Universal Truckload Services Inc.	346	9,864
Werner Enterprises Inc.	543	16,914
YRC Worldwide Inc.[a]	509	11,447

		10,840,961
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.52%
Advanced Energy Industries Inc.[a]	2,273	53,870
Advanced Micro Devices Inc.[a,b]	39,306	104,947
Altera Corp.	7,302	269,736
Ambarella Inc.[a,b]	1,808	91,702
Amkor Technology Inc.[a]	2,785	19,774
Analog Devices Inc.	9,110	505,787
Applied Materials Inc.	51,349	1,279,617
Applied Micro Circuits Corp.[a]	5,237	34,145
Atmel Corp.[a]	26,634	223,593

Security	Shares	Value

Avago Technologies Ltd.	15,695	$1,578,760
Brooks Automation Inc.	321	4,093
Cabot Microelectronics Corp.[a]	1,277	60,428
Cascade Microtech Inc.[a]	34	497
Cavium Inc.[a,b]	3,350	207,097
Cirrus Logic Inc.[a]	1,143	26,941
Cree Inc.[a,b]	4,218	135,904
Cypress Semiconductor Corp.[a]	10,213	145,842
Diodes Inc.[a]	1,723	47,503
Entegris Inc.[a]	4,793	63,316
Entropic Communications Inc.[a]	373	944
Exar Corp.[a]	353	3,601
Freescale Semiconductor Ltd.[a,b]	6,079	153,373
Inphi Corp.[a]	1,898	35,075
Integrated Device Technology Inc.[a]	6,112	119,795
Intel Corp.	26,577	964,479
KLA-Tencor Corp.	9,510	668,743
Lam Research Corp.	2,665	211,441
Lattice Semiconductor Corp.[a]	7,279	50,152
Linear Technology Corp.	14,862	677,707
M/A-COM Technology Solutions Holdings Inc.[a]	722	22,584
Maxim Integrated Products Inc.	16,244	517,696
MaxLinear Inc. Class Aa	1,452	10,759
Micrel Inc.	3,142	45,591
Microchip Technology Inc.	12,710	573,348
Micron Technology Inc.[a]	59,128	2,070,071
Microsemi Corp.[a]	4,055	115,081
Monolithic Power Systems Inc.	2,404	119,575
Nanometrics Inc.[a]	965	16,231
NVE Corp.[a]	146	10,335
NVIDIA Corp.	5,747	115,227
ON Semiconductor Corp.[a]	14,169	143,532
PDF Solutions Inc.[a]	1,886	28,026
PMC-Sierra Inc.[a]	3,393	31,080
Power Integrations Inc.	1,901	98,358
QuickLogic Corp.[a,b]	3,225	10,127
Rambus Inc.[a,b]	6,924	76,787
RF Micro Devices Inc.[a,b]	17,862	296,331
Rubicon Technology Inc.[a,b]	160	731
Rudolph Technologies Inc.[a]	354	3,621
Semtech Corp.[a]	4,245	117,035
Silicon Image Inc.[a]	2,550	14,076
Silicon Laboratories Inc.[a]	1,870	89,049
Skyworks Solutions Inc.	11,927	867,212
Spansion Inc. Class Aa	3,765	128,838
SunEdison Inc.[a,b]	5,380	104,964
SunPower Corp.[a,b]	237	6,122
Synaptics Inc.[a,b]	2,245	154,546
Teradyne Inc.	1,328	26,281
Tessera Technologies Inc.	1,988	71,091
Texas Instruments Inc.	67,914	3,631,022
TriQuint Semiconductor Inc.[a]	10,493	289,082
Ultra Clean Holdings Inc.[a]	575	5,336
Ultratech Inc.[a]	338	6,273
Vitesse Semiconductor Corp.[a]	2,836	10,720
Xcerra Corp.[a]	1,245	11,404
Xilinx Inc.	16,977	734,934

		18,311,938
SOFTWARE — 5.97%
A10 Networks Inc.[a]	733	3,196
ACI Worldwide Inc.[a]	7,029	141,775

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

Activision Blizzard Inc.	20,488	$412,833
Adobe Systems Inc.[a]	31,330	2,277,691
Advent Software Inc.	3,192	97,803
American Software Inc./GA Class A	1,432	13,046
ANSYS Inc.[a]	1,329	108,978
Aspen Technology Inc.[a]	5,760	201,715
Autodesk Inc.[a]	11,370	682,882
AVG Technologies[a,b]	2,176	42,954
Barracuda Networks Inc.[a]	511	18,314
Blackbaud Inc.	2,936	127,011
Bottomline Technologies Inc.[a]	2,063	52,153
BroadSoft Inc.[a,b]	1,800	52,236
Cadence Design Systems Inc.[a]	18,089	343,148
Callidus Software Inc.[a]	2,848	46,508
CDK Global Inc.	10,084	411,024
Citrix Systems Inc.[a]	9,299	593,276
CommVault Systems Inc.[a]	2,960	153,002
Comverse Inc.[a]	1,436	26,968
Covisint Corp.[a]	17	45
Cyan Inc.[a,b]	1,708	4,270
Digimarc Corp.	497	13,494
Electronic Arts Inc.[a]	15,121	710,914
Ellie Mae Inc.[a,b]	1,735	69,955
EnerNOC Inc.[a,b]	738	11,402
EPIQ Systems Inc.	151	2,579
ePlus Inc.[a]	12	908
FactSet Research Systems Inc.	2,639	371,439
Fair Isaac Corp.	2,043	147,709
FireEye Inc.[a,b]	4,320	136,426
FleetMatics Group PLC[a]	2,292	81,343
Fortinet Inc.[a]	8,798	269,747
Gigamon Inc.[a]	1,482	26,276
Globant SAa	322	5,030
Glu Mobile Inc.[a,b]	4,968	19,375
Guidance Software Inc.[a]	881	6,387
Guidewire Software Inc.[a]	4,254	215,380
HubSpot Inc.[a]	246	8,268
Imperva Inc.[a]	1,456	71,970
Infoblox Inc.[a]	2,935	59,316
Informatica Corp.[a]	6,177	235,560
Interactive Intelligence Group Inc.[a,b]	1,094	52,403
Intuit Inc.	17,896	1,649,832
Jive Software Inc.[a]	2,449	14,768
Kofax Ltd.[a]	4,472	31,438
Manhattan Associates Inc.[a]	4,850	197,492
Mavenir Systems Inc.[a]	591	8,014
Microsoft Corp.	336,163	15,614,771
MicroStrategy Inc. Class Aa	553	89,807
MobileIron Inc.[a]	553	5,508
Model N Inc.[a]	520	5,522
Monotype Imaging Holdings Inc.	2,380	68,615
NetScout Systems Inc.[a]	2,410	88,061
NetSuite Inc.[a]	2,598	283,624
Oracle Corp.	206,617	9,291,567
Park City Group Inc.[a,b]	585	5,277
Pegasystems Inc.	2,226	46,234
Proofpoint Inc.[a,b]	2,279	109,916
PROS Holdings Inc.[a]	1,425	39,159
PTC Inc.[a]	7,438	272,603
QAD Inc. Class A	313	7,080
QLIK Technologies Inc.[a,b]	5,586	172,552
Qualys Inc.[a,b]	1,255	47,376
Rally Software Development Corp.[a,b]	1,490	16,941

Security	Shares	Value

RealPage Inc.[a,b]	3,198	$70,228
Red Hat Inc.[a,b]	11,909	823,388
Rubicon Project Inc. (The)[a,b]	427	6,892
Salesforce.com Inc.[a,b]	38,658	2,292,806
Sapiens International Corp.[a]	192	1,415
ServiceNow Inc.[a]	9,046	613,771
Silver Spring Networks Inc.[a,b]	2,020	17,029
SolarWinds Inc.[a]	4,119	205,250
Solera Holdings Inc.	4,282	219,153
Splunk Inc.[a,b]	7,411	436,879
SS&C Technologies Holdings Inc.	4,262	249,284
Synchronoss Technologies Inc.[a]	2,204	92,259
Tableau Software Inc. Class Aa,b	2,391	202,661
Take-Two Interactive Software Inc.[a]	503	14,099
Tangoe Inc.[a]	2,391	31,155
TiVo Inc.[a]	2,449	28,996
TubeMogul Inc.[a]	73	1,646
Tyler Technologies Inc.[a]	2,057	225,118
Ultimate Software Group Inc. (The)[a]	1,800	264,267
Varonis Systems Inc.[a,b]	245	8,043
Vasco Data Security International Inc.[a,b]	1,810	51,060
Verint Systems Inc.[a]	3,557	207,302
VirnetX Holding Corp.[a,b]	2,733	15,004
VMware Inc. Class Aa	5,574	459,967
Vringo Inc.[a,b]	3,677	2,023
Workday Inc. Class Aa,b	5,892	480,846
Yodlee Inc.[a]	314	3,831
Zendesk Inc.[a]	621	15,134

		43,432,372
SPECIALTY RETAIL — 4.16%
Aaron’s Inc.	721	22,041
Abercrombie & Fitch Co. Class A	780	22,339
Advance Auto Parts Inc.	4,610	734,281
America’s Car-Mart Inc.[a]	51	2,722
ANN INC.[a]	2,945	107,434
Asbury Automotive Group Inc.[a]	1,895	143,868
AutoNation Inc.[a]	4,399	265,744
AutoZone Inc.[a]	2,058	1,274,128
Bed Bath & Beyond Inc.[a]	4,901	373,309
Best Buy Co. Inc.	5,371	209,362
Boot Barn Holdings Inc.[a]	162	2,948
Brown Shoe Co. Inc.	1,316	42,309
Buckle Inc. (The)[b]	1,812	95,166
Build-A-Bear Workshop Inc.[a]	556	11,176
Cabela’s Inc.[a,b]	366	19,292
CarMax Inc.[a,b]	9,548	635,706
Cato Corp. (The) Class A	351	14,805
Chico’s FAS Inc.	4,244	68,795
Christopher & Banks Corp.[a]	2,251	12,853
Conn’s Inc.[a,b]	1,707	31,904
Container Store Group Inc. (The)[a,b]	1,074	20,546
CST Brands Inc.	4,060	177,057
Destination Maternity Corp.	140	2,233
Destination XL Group Inc.[a,b]	380	2,075
Dick’s Sporting Goods Inc.	1,069	53,076
Express Inc.[a]	331	4,862
Finish Line Inc. (The) Class A	944	22,949
Five Below Inc.[a,b]	3,373	137,720
Foot Locker Inc.	1,308	73,483
Francesca’s Holdings Corp.[a,b]	2,752	45,958
GameStop Corp. Class Ab	373	12,607

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

Gap Inc. (The)	15,894	$669,296
Genesco Inc.[a]	149	11,416
GNC Holdings Inc. Class A	5,706	267,954
Group 1 Automotive Inc.	309	27,693
hhgregg Inc.[a]	313	2,369
Hibbett Sports Inc.[a,b]	1,718	83,203
Home Depot Inc. (The)	86,037	9,031,304
Kirkland’s Inc.[a]	598	14,137
L Brands Inc.	5,426	469,620
Lithia Motors Inc. Class A	1,466	127,088
Lowe’s Companies Inc.	64,110	4,410,768
Lumber Liquidators Holdings Inc.[a,b]	1,698	112,594
Mattress Firm Holding Corp.[a,b]	961	55,815
Men’s Wearhouse Inc. (The)	2,401	106,004
Michaels Companies Inc. (The)[a,b]	1,113	27,525
Monro Muffler Brake Inc.[b]	2,056	118,837
Murphy USA Inc.[a]	1,344	92,548
New York & Co. Inc.[a]	1,110	2,930
O’Reilly Automotive Inc.[a]	6,668	1,284,390
Outerwall Inc.[a]	1,174	88,308
Pacific Sunwear of California Inc.[a]	2,552	5,563
Penske Automotive Group Inc.	1,154	56,627
PetSmart Inc.	6,220	505,655
Pier 1 Imports Inc.	5,903	90,906
Restoration Hardware Holdings Inc.[a,b]	1,919	184,243
Ross Stores Inc.	13,344	1,257,805
Sally Beauty Holdings Inc.[a]	7,496	230,427
Select Comfort Corp.[a,b]	3,380	91,361
Signet Jewelers Ltd.	3,476	457,337
Sportsman’s Warehouse Holdings Inc.[a,b]	214	1,566
Tiffany & Co.	7,118	760,630
Tile Shop Holdings Inc. (The)[a,b]	1,702	15,114
TJX Companies Inc. (The)	44,079	3,022,938
Tractor Supply Co.	8,697	685,498
Ulta Salon, Cosmetics & Fragrance Inc.[a]	4,052	518,008
Urban Outfitters Inc.[a,b]	4,842	170,099
Vitamin Shoppe Inc.[a]	958	46,540
Williams-Sonoma Inc.	5,918	447,874
Winmark Corp.	155	13,473
Zumiez Inc.[a]	1,058	40,871

		30,249,082
TEXTILES, APPAREL & LUXURY GOODS — 1.64%
Carter’s Inc.	3,408	297,553
Coach Inc.	17,236	647,384
Columbia Sportswear Co.	1,148	51,132
Crocs Inc.[a]	716	8,943
Culp Inc.	50	1,084
Deckers Outdoor Corp.[a,b]	2,185	198,922
Fossil Group Inc.[a]	2,940	325,576
G-III Apparel Group Ltd.[a]	1,254	126,667
Hanesbrands Inc.	6,264	699,188
Iconix Brand Group Inc.[a,b]	970	32,776
Kate Spade & Co.[a]	7,955	254,640
Michael Kors Holdings Ltd.[a]	12,853	965,260
Movado Group Inc.	520	14,752
Nike Inc. Class B	43,951	4,225,889
Oxford Industries Inc.	915	50,517
PVH Corp.	4,526	580,097
Quiksilver Inc.[a,b]	6,004	13,269
Ralph Lauren Corp.	2,786	515,856
Sequential Brands Group Inc.[a]	805	10,521

Security	Shares	Value

SKECHERS U.S.A. Inc. Class Aa,b	1,829	$101,052
Steven Madden Ltd.[a]	3,781	120,349
Tumi Holdings Inc.[a,b]	3,306	78,451
Under Armour Inc. Class Aa	10,857	737,190
Vera Bradley Inc.[a,b]	1,313	26,759
VF Corp.	21,763	1,630,049
Vince Holding Corp.[a]	701	18,324
Wolverine World Wide Inc.	6,298	185,602

		11,917,802
THRIFTS & MORTGAGE FINANCE — 0.06%
BofI Holding Inc.[a,b]	897	69,796
Essent Group Ltd.[a]	2,586	66,486
Kearny Financial Corp.[a]	60	825
Meridian Bancorp Inc.[a]	1,283	14,395
MGIC Investment Corp.[a]	8,802	82,035
Nationstar Mortgage Holdings Inc.[a,b]	1,270	35,801
Ocwen Financial Corp.[a,b]	6,300	95,130
Radian Group Inc.	2,411	40,312
Stonegate Mortgage Corp.[a]	149	1,782
Tree.com Inc.[a]	226	10,925
United Financial Bancorp Inc.	536	7,697

		425,184
TOBACCO — 1.79%
22nd Century Group Inc.[a]	2,586	4,267
Altria Group Inc.	118,229	5,825,143
Lorillard Inc.	22,881	1,440,130
Philip Morris International Inc.	58,090	4,731,431
Reynolds American Inc.	14,638	940,784
Vector Group Ltd.	2,979	63,482

		13,005,237
TRADING COMPANIES & DISTRIBUTORS — 0.48%
Aceto Corp.	399	8,658
Air Lease Corp.	397	13,621
Aircastle Ltd.	1,179	25,195
Applied Industrial Technologies Inc.	944	43,037
Beacon Roofing Supply Inc.[a,b]	694	19,293
DXP Enterprises Inc.[a]	784	39,616
Fastenal Co.	18,640	886,518
General Finance Corp.[a]	710	7,001
H&E Equipment Services Inc.	2,035	57,163
HD Supply Holdings Inc.[a]	6,648	196,050
Kaman Corp.	899	36,041
MRC Global Inc.[a]	2,845	43,102
MSC Industrial Direct Co. Inc. Class A	3,038	246,837
Neff Corp.[a]	181	2,040
NOW Inc.[a,b]	567	14,589
Rush Enterprises Inc. Class Aa	1,805	57,850
Stock Building Supply Holdings Inc.[a,b]	895	13,711
TAL International Group Inc.	737	32,111
Textainer Group Holdings Ltd.	423	14,517
Titan Machinery Inc.[a,b]	176	2,453
United Rentals Inc.[a]	6,171	629,504
Veritiv Corp.[a,b]	57	2,957
W.W. Grainger Inc.	3,676	936,976
Watsco Inc.	1,619	173,233

		3,502,073

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

December 31, 2014

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.00%
Wesco Aircraft Holdings Inc.[a]	391	$5,466

		5,466
WATER UTILITIES — 0.00%
American States Water Co.	239	9,001
SJW Corp.	309	9,925
York Water Co. (The)	607	14,088

		33,014
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Leap Wireless International Inc.	638	1,608
NTELOS Holdings Corp.[b]	938	3,930
RingCentral Inc. Class Aa	1,731	25,827
SBA Communications Corp. Class Aa	8,154	903,137
Shenandoah Telecommunications Co.	1,330	41,562

		976,064

TOTAL COMMON STOCKS (Cost: $588,452,186)		726,484,726

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	236	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 4.43%

MONEY MARKET FUNDS — 4.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	29,909,101	29,909,101
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	1,823,145	1,823,145

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	541,719	$541,719

		32,273,965

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,273,965)		32,273,965

TOTAL INVESTMENTS IN SECURITIES —104.26% (Cost: $620,726,151)		758,758,691
Other Assets, Less Liabilities — (4.26)%		(31,014,069)

NET ASSETS — 100.00%		$727,744,622

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	7	Mar. 2015	Chicago Mercantile	$718,340	$21,767
E-mini Russell 2000	1	Mar. 2015	ICE Markets Equity	120,070	4,893

			Net unrealized appreciation		$26,660

See accompanying notes to schedules of investments.

55

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 2.26%
AAR Corp.	3,273	$90,924
AeroVironment Inc.[a]	709	19,320
Alliant Techsystems Inc.	2,618	304,342
American Science and Engineering Inc.	566	29,375
Cubic Corp.	1,704	89,699
Curtiss-Wright Corp.	2,982	210,499
DigitalGlobe Inc.[a,b]	6,182	191,457
Ducommun Inc.[a]	454	11,477
Engility Holdings Inc.[a]	1,376	58,893
Erickson Inc.[a,b]	787	6,564
Esterline Technologies Corp.[a]	2,609	286,155
Exelis Inc.	15,591	273,310
General Dynamics Corp.	25,309	3,483,025
Huntington Ingalls Industries Inc.	644	72,424
Keyw Holding Corp. (The)[a,b]	2,894	30,040
Kratos Defense & Security Solutions Inc.[a]	3,407	17,103
L-3 Communications Holdings Inc.	7,154	902,906
LMI Aerospace Inc.[a]	667	9,405
Moog Inc. Class Aa	3,202	237,044
National Presto Industries Inc.	382	22,171
Northrop Grumman Corp.	16,711	2,463,034
Orbital Sciences Corp.[a]	5,195	139,694
Raytheon Co.	25,893	2,800,846
Rockwell Collins Inc.	1,381	116,667
SIFCO Industries Inc.	159	4,635
Spirit AeroSystems Holdings Inc. Class Aa	689	29,655
Teledyne Technologies Inc.[a]	2,423	248,939
Textron Inc.	23,119	973,541
Triumph Group Inc.	3,269	219,742
United Technologies Corp.	67,357	7,746,055
Vectrus Inc.[a]	863	23,646

		21,112,587
AIR FREIGHT & LOGISTICS — 0.30%
Air Transport Services Group Inc.[a]	4,360	37,322
Atlas Air Worldwide Holdings Inc.[a]	2,084	102,741
FedEx Corp.	13,941	2,420,994
UTi Worldwide Inc.[a,b]	7,534	90,935
XPO Logistics Inc.[a,b]	3,436	140,464

		2,792,456
AIRLINES — 0.44%
Alaska Air Group Inc.	925	55,278
Copa Holdings SA Class A	579	60,007
Delta Air Lines Inc.	66,525	3,272,365
JetBlue Airways Corp.[a,b]	17,767	281,785
Republic Airways Holdings Inc.[a]	4,084	59,586
SkyWest Inc.	4,362	57,927
Southwest Airlines Co.	6,318	267,378
Virgin America Inc.[a,b]	994	42,990

		4,097,316

Security	Shares	Value

AUTO COMPONENTS — 0.45%
Cooper Tire & Rubber Co.	4,419	$153,118
Cooper-Standard Holding Inc.[a,b]	1,073	62,105
Dana Holding Corp.	7,096	154,267
Federal-Mogul Holdings Corp.[a]	2,351	37,828
Fuel Systems Solutions Inc.[a]	1,372	15,010
Gentex Corp.	5,073	183,287
Johnson Controls Inc.	40,267	1,946,507
Lear Corp.	1,352	132,604
Modine Manufacturing Co.[a]	2,832	38,515
Remy International Inc.	1,196	25,020
Shiloh Industries Inc.[a]	37	582
Spartan Motors Inc.	2,709	14,249
Standard Motor Products Inc.	723	27,561
Stoneridge Inc.[a]	389	5,003
Strattec Security Corp.	43	3,551
Superior Industries International Inc.	1,902	37,641
TRW Automotive Holdings Corp.[a]	9,193	945,500
Visteon Corp.[a]	3,660	391,108

		4,173,456
AUTOMOBILES — 1.03%
Ford Motor Co.	321,348	4,980,894
General Motors Co.	132,708	4,632,836

		9,613,730
BEVERAGES — 0.10%
Coca-Cola Bottling Co. Consolidated	23	2,025
Constellation Brands Inc.[a]	923	90,611
Craft Brew Alliance Inc.[a,b]	554	7,390
Molson Coors Brewing Co. Class B NVS	11,278	840,436

		940,462
BIOTECHNOLOGY — 0.16%
ACADIA Pharmaceuticals Inc.[a,b]	686	21,780
Achillion Pharmaceuticals Inc.[a]	6,281	76,942
Adamas Pharmaceuticals Inc.[a,b]	13	226
Agenus Inc.[a]	1,086	4,311
Alkermes PLC[a]	1,736	101,660
Alnylam Pharmaceuticals Inc.[a]	827	80,219
AMAG Pharmaceuticals Inc.[a]	476	20,287
Amgen Inc.	3,273	521,356
Anacor Pharmaceuticals Inc.[a]	1,685	54,341
Ardelyx Inc.[a]	49	926
Array BioPharma Inc.[a,b]	2,847	13,466
Atara Biotherapeutics Inc.[a,b]	57	1,525
Avalanche Biotechnologies Inc.[a,b]	84	4,536
BioCryst Pharmaceuticals Inc.[a]	1,128	13,716
Calithera Biosciences Inc.[a]	85	1,717
Celldex Therapeutics Inc.[a,b]	944	17,228
Cellular Dynamics International Inc.[a]	34	219
ChemoCentryx Inc.[a,b]	2,166	14,794
Coherus Biosciences Inc.[a]	73	1,191
Cubist Pharmaceuticals Inc.[a]	304	30,598
Cytokinetics Inc.[a]	2,971	23,798
Cytori Therapeutics Inc.[a,b]	1,074	525
CytRx Corp.[a,b]	3,156	8,647
Dynavax Technologies Corp.[a,b]	2,148	36,215
Emergent BioSolutions Inc.[a]	2,201	59,933

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

FibroGen Inc.[a]	98	$2,679
Geron Corp.[a,b]	12,499	40,622
Hyperion Therapeutics Inc.[a]	244	5,856
Idera Pharmaceuticals Inc.[a]	432	1,905
Immune Design Corp.[a]	60	1,847
Immunomedics Inc.[a,b]	311	1,493
Inovio Pharmaceuticals Inc.[a,b]	553	5,077
Kite Pharma Inc.[a,b]	98	5,652
Lexicon Pharmaceuticals Inc.[a,b]	1,344	1,223
Loxo Oncology Inc.[a]	36	423
Merrimack Pharmaceuticals Inc.[a,b]	443	5,006
Myriad Genetics Inc.[a,b]	728	24,796
Navidea Biopharmaceuticals Inc.[a,b]	1,493	2,822
NeoStem Inc.[a,b]	1,804	6,801
NPS Pharmaceuticals Inc.[a,b]	591	21,140
Osiris Therapeutics Inc.[a,b]	139	2,223
Otonomy Inc.[a]	86	2,866
OvaScience Inc.[a,b]	1,360	60,139
Peregrine Pharmaceuticals Inc.[a]	1,006	1,398
Progenics Pharmaceuticals Inc.[a,b]	4,256	32,175
Prothena Corp. PLC[a]	1,605	33,320
PTC Therapeutics Inc.[a,b]	248	12,839
Radius Health Inc.[a]	47	1,829
Rigel Pharmaceuticals Inc.[a]	7,255	16,469
Sage Therapeutics Inc.[a]	47	1,720
Spectrum Pharmaceuticals Inc.[a]	3,646	25,267
T2 Biosystems Inc.[a,b]	100	1,924
Threshold Pharmaceuticals Inc.[a]	252	801
Tokai Pharmaceuticals Inc.[a]	58	855
Verastem Inc.[a]	1,476	13,491
Vitae Pharmaceuticals Inc.[a]	55	915
XOMA Corp.[a]	1,072	3,848
Zafgen Inc.[a]	84	2,591

		1,452,168
BUILDING PRODUCTS — 0.15%
A.O. Smith Corp.	3,437	193,881
Advanced Drainage Systems Inc.	440	10,111
Apogee Enterprises Inc.	1,080	45,760
Fortune Brands Home & Security Inc.	8,035	363,744
Gibraltar Industries Inc.[a]	2,458	39,967
Griffon Corp.	2,611	34,726
Insteel Industries Inc.	113	2,665
Masonite International Corp.[a]	2,093	128,636
Owens Corning	9,769	349,828
Ply Gem Holdings Inc.[a]	137	1,915
Quanex Building Products Corp.	2,778	52,171
Simpson Manufacturing Co. Inc.	3,148	108,921
Universal Forest Products Inc.	1,612	85,758

		1,418,083
CAPITAL MARKETS — 3.30%
Ameriprise Financial Inc.	10,196	1,348,421
Arlington Asset Investment Corp. Class Ab	1,495	39,782
Ashford Inc.[a,b]	82	7,708
Bank of New York Mellon Corp. (The)	94,370	3,828,591
BGC Partners Inc. Class A	10,418	95,325
BlackRock Inc.[c]	6,522	2,332,006
Calamos Asset Management Inc. Class A	1,519	20,233
Charles Schwab Corp. (The)	77,692	2,345,521
CIFC Corp.	436	3,606

Security	Shares	Value

Cowen Group Inc. Class Aa	9,890	$47,472
E*TRADE Financial Corp.[a]	23,982	581,683
FBR & Co.[a]	564	13,869
Federated Investors Inc. Class B	2,041	67,210
Fifth Street Asset Management Inc.[a]	216	3,013
Franklin Resources Inc.	6,025	333,604
FXCM Inc. Class Ab	3,725	61,723
GFI Group Inc.	5,723	31,190
Goldman Sachs Group Inc. (The)	37,000	7,171,710
Interactive Brokers Group Inc. Class A	4,473	130,433
INTL FCStone Inc.[a]	1,080	22,216
Invesco Ltd.	30,446	1,203,226
Investment Technology Group Inc.[a]	3,031	63,105
Janus Capital Group Inc.	12,437	200,609
KCG Holdings Inc. Class Aa	3,475	40,484
Legg Mason Inc.	5,234	279,339
Manning & Napier Inc.	1,100	15,202
Medley Management Inc.	216	3,175
Moelis & Co.	525	18,338
Morgan Stanley	126,920	4,924,496
Northern Trust Corp.	19,640	1,323,736
NorthStar Asset Management Group Inc.	11,930	269,260
OM Asset Management PLC[a]	858	13,934
Oppenheimer Holdings Inc. Class A	824	19,158
Piper Jaffray Companies Inc.[a]	1,333	77,434
Raymond James Financial Inc.	10,404	596,045
Safeguard Scientifics Inc.[a,b]	1,656	32,822
SEI Investments Co.	664	26,587
State Street Corp.	35,622	2,796,327
Stifel Financial Corp.[a]	5,351	273,008
SWS Group Inc.[a]	2,446	16,902
TD Ameritrade Holding Corp.	2,777	99,361
Walter Investment Management Corp.[a,b]	3,119	51,495

		30,829,359
CHEMICALS — 1.55%
A. Schulman Inc.	1,877	76,075
Advanced Emissions Solutions Inc.[a]	106	2,416
Air Products and Chemicals Inc.	17,569	2,533,977
Albemarle Corp.	3,936	236,672
American Vanguard Corp.	2,335	27,133
Ashland Inc.	5,759	689,698
Axalta Coating Systems Ltd.[a]	2,013	52,378
Axiall Corp.	5,783	245,604
Cabot Corp.	5,029	220,572
Celanese Corp. Series A	11,819	708,667
CF Industries Holdings Inc.	4,311	1,174,920
Chase Corp.	40	1,440
Cytec Industries Inc.	5,234	241,654
Dow Chemical Co. (The)	83,698	3,817,466
E.I. du Pont de Nemours and Co.	4,259	314,910
Eastman Chemical Co.	1,110	84,204
FutureFuel Corp.	1,535	19,986
Hawkins Inc.	714	30,938
Huntsman Corp.	4,976	113,353
Innophos Holdings Inc.	774	45,240
Innospec Inc.	1,606	68,576
Intrepid Potash Inc.[a]	4,538	62,987
KMG Chemicals Inc.	822	16,440
Kraton Performance Polymers Inc.[a]	2,603	54,116
Kronos Worldwide Inc.	1,647	21,444
Landec Corp.[a]	2,174	30,023

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

LSB Industries Inc.[a]	1,606	$50,493
Minerals Technologies Inc.	2,065	143,414
Mosaic Co. (The)	27,803	1,269,207
Olin Corp.	6,551	149,166
OM Group Inc.	2,706	80,639
Quaker Chemical Corp.	318	29,269
Rayonier Advanced Materials Inc.[b]	3,101	69,152
Rockwood Holdings Inc.	5,630	443,644
RPM International Inc.	739	37,475
Sensient Technologies Corp.	3,862	233,033
Sigma-Aldrich Corp.	5,332	731,924
Stepan Co.	861	34,509
Trecora Resources[a]	180	2,646
Tredegar Corp.	2,041	45,902
Trinseo SAa	723	12,616
Tronox Ltd. Class A	5,078	121,263
W.R. Grace & Co.[a]	841	80,223
Westlake Chemical Corp.	506	30,911
Zep Inc.	1,187	17,983

		14,474,358
COMMERCIAL BANKS — 11.64%
1st Source Corp.	1,230	42,201
American National Bankshares Inc.	662	16,424
Ameris Bancorp	1,962	50,306
Ames National Corp.	673	17,458
Arrow Financial Corp.	828	22,762
Associated Banc-Corp.	13,264	247,108
Banc of California Inc.	2,729	31,302
BancFirst Corp.	545	34,548
Banco Latinoamericano de Comercio Exterior SA Class E	2,582	77,718
Bancorp Inc. (The)[a]	2,880	31,363
BancorpSouth Inc.	7,951	178,977
Bank of America Corp.	870,025	15,564,747
Bank of Hawaii Corp.	3,678	218,142
Bank of Kentucky Financial Corp. (The)	439	21,191
Bank of Marin Bancorp	421	22,140
BankUnited Inc.	8,448	244,739
Banner Corp.	1,679	72,231
BB&T Corp.	59,469	2,312,749
BBCN Bancorp Inc.	6,412	92,205
Blue Hills Bancorp Inc.[a]	2,353	31,954
BNC Bancorp	1,516	26,090
BOK Financial Corp.	2,194	131,728
Boston Private Financial Holdings Inc.	6,881	92,687
Bridge Bancorp Inc.	1,121	29,987
Bridge Capital Holdings[a]	983	22,000
Bryn Mawr Bank Corp.	1,238	38,749
C1 Financial Inc.[a]	271	4,957
Camden National Corp.	653	26,016
Capital Bank Financial Corp.[a,b]	1,837	49,232
Capital City Bank Group Inc.	939	14,592
Cardinal Financial Corp.	2,554	50,646
Cascade Bancorp[a]	2,778	14,418
Cathay General Bancorp	6,699	171,427
CenterState Banks Inc.	2,650	31,561
Central Pacific Financial Corp.	1,525	32,787
Century Bancorp Inc. Class A	276	11,057
Chemical Financial Corp.	2,627	80,491
CIT Group Inc.	15,231	728,499
Citigroup Inc.	251,338	13,599,899
Citizens & Northern Corp.	974	20,133

Security	Shares	Value

Citizens Financial Group Inc.	13,380	$332,627
City Holding Co.	1,229	57,185
City National Corp.	4,005	323,644
CNB Financial Corp.	1,021	18,888
CoBiz Financial Inc.	3,016	39,600
Columbia Banking System Inc.	4,559	125,874
Comerica Inc.	15,091	706,862
Commerce Bancshares Inc.	7,224	314,172
Community Bank System Inc.	3,418	130,328
Community Trust Bancorp Inc.	1,226	44,884
CommunityOne Bancorp.[a]	1,130	12,938
ConnectOne Bancorp Inc.	1,729	32,851
CU Bancorp[a]	800	17,352
Cullen/Frost Bankers Inc.	4,408	311,381
Customers Bancorp Inc.[a,b]	2,375	46,217
CVB Financial Corp.	8,761	140,351
Eagle Bancorp Inc.[a]	510	18,115
East West Bancorp Inc.	11,821	457,591
Enterprise Bancorp Inc.	482	12,170
Enterprise Financial Services Corp.	1,479	29,181
F.N.B. Corp.	14,121	188,092
FCB Financial Holdings Inc.[a]	683	16,829
Fidelity Southern Corp.	1,629	26,243
Fifth Third Bancorp	70,243	1,431,201
Financial Institutions Inc.	1,104	27,766
First Bancorp (North Carolina)	1,779	32,858
First Bancorp (Puerto Rico)[a]	8,524	50,036
First Bancorp Inc. (Maine)	697	12,609
First Busey Corp.	6,147	40,017
First Business Financial Services Inc.	302	14,469
First Citizens BancShares Inc. Class A	613	154,960
First Commonwealth Financial Corp.	7,466	68,837
First Community Bancshares Inc.	1,338	22,037
First Connecticut Bancorp Inc.	1,475	24,072
First Financial Bancorp	4,678	86,964
First Financial Bankshares Inc.	2,360	70,517
First Financial Corp.	927	33,020
First Horizon National Corp.	19,415	263,656
First Interstate BancSystem Inc.	1,635	45,486
First Merchants Corp.	2,980	67,795
First Midwest Bancorp Inc.	6,116	104,645
First NBC Bank Holding Co.[a]	1,224	43,085
First Niagara Financial Group Inc.	29,450	248,263
First of Long Island Corp. (The)	967	27,434
First Republic Bank	11,409	594,637
FirstMerit Corp.	13,810	260,871
Flushing Financial Corp.	2,571	52,114
Fulton Financial Corp.	16,053	198,415
German American Bancorp Inc.	989	30,184
Glacier Bancorp Inc.	6,135	170,369
Great Southern Bancorp Inc.	827	32,807
Great Western Bancorp Inc.[a]	1,528	34,823
Green Bancorp Inc.[a]	393	4,732
Guaranty Bancorp	1,235	17,833
Hampton Roads Bankshares Inc.[a]	2,777	4,665
Hancock Holding Co.	6,762	207,593
Hanmi Financial Corp.	2,578	56,226
Heartland Financial USA Inc.	1,223	33,143
Heritage Commerce Corp.	1,664	14,693
Heritage Financial Corp.	2,346	41,172
Heritage Oaks Bancorp	1,642	13,776
Hilltop Holdings Inc.[a]	5,732	114,353
Home Bancshares Inc.	855	27,497

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

HomeTrust Bancshares Inc.[a]	1,638	$27,289
Horizon Bancorp	819	21,409
Hudson Valley Holding Corp.	1,246	33,841
Huntington Bancshares Inc.	68,792	723,692
IBERIABANK Corp.	2,561	166,081
Independent Bank Corp. (Massachusetts)	1,934	82,795
Independent Bank Group Inc.	536	20,936
International Bancshares Corp.	4,626	122,774
Investors Bancorp Inc.	26,166	293,713
JPMorgan Chase & Co.	313,130	19,595,675
KeyCorp	73,420	1,020,538
Lakeland Bancorp Inc.	3,181	37,218
Lakeland Financial Corp.	1,346	58,511
LegacyTexas Financial Group Inc.	2,907	69,332
M&T Bank Corp.	10,856	1,363,731
Macatawa Bank Corp.	1,949	10,603
MainSource Financial Group Inc.	1,633	34,162
MB Financial Inc.	5,511	181,091
Mercantile Bank Corp.	1,417	29,785
Merchants Bancshares Inc.	396	12,129
Metro Bancorp Inc.[a]	1,100	28,512
MidSouth Bancorp Inc.	579	10,040
MidWestOne Financial Group Inc.	550	15,845
National Bank Holdings Corp. Class A	3,155	61,239
National Bankshares Inc.	558	16,958
National Penn Bancshares Inc.	9,969	104,924
NBT Bancorp Inc.	3,810	100,089
NewBridge Bancorp[a]	3,421	29,797
Northrim BanCorp Inc.	538	14,117
OFG Bancorp	3,871	64,452
Old Line Bancshares Inc.	711	11,248
Old National Bancorp	9,579	142,535
Opus Bank[a,b]	418	11,859
Pacific Continental Corp.	1,496	21,213
Pacific Premier Bancorp Inc.[a]	1,261	21,853
PacWest Bancorp	5,421	246,439
Palmetto Bancshares Inc.	389	6,496
Park National Corp.	1,087	96,178
Park Sterling Corp.	4,233	31,113
Peapack-Gladstone Financial Corp.	927	17,205
Penns Woods Bancorp Inc.	331	16,305
Peoples Bancorp Inc.	1,263	32,750
Peoples Financial Services Corp.	595	29,560
Pinnacle Financial Partners Inc.	3,027	119,688
PNC Financial Services Group Inc. (The)[c]	44,200	4,032,366
Popular Inc.[a]	8,615	293,341
Preferred Bank	957	26,691
PrivateBancorp Inc.	5,917	197,628
Prosperity Bancshares Inc.	5,776	319,759
Regions Financial Corp.	113,774	1,201,453
Renasant Corp.	2,485	71,891
Republic Bancorp Inc. Class A	811	20,048
Republic First Bancorp Inc.[a]	2,447	9,176
S&T Bancorp Inc.	2,625	78,251
Sandy Spring Bancorp Inc.	1,957	51,039
Seacoast Banking Corp. of Florida[a]	1,368	18,810
ServisFirst Bancshares Inc.	120	3,954
Sierra Bancorp	959	16,840
Signature Bank[a]	284	35,773
Simmons First National Corp. Class A	1,384	56,260
South State Corp.	2,046	137,246
Southside Bancshares Inc.[b]	1,946	56,252
Southwest Bancorp Inc.	1,614	28,019

Security	Shares	Value

Square 1 Financial Inc.[a]	594	$14,672
State Bank Financial Corp.	2,574	51,429
Sterling Bancorp	6,868	98,762
Stock Yards Bancorp Inc.	1,258	41,942
Stonegate Bank	807	23,903
Suffolk Bancorp	801	18,191
Sun Bancorp Inc./NJa	593	11,504
SunTrust Banks Inc.	44,071	1,846,575
Susquehanna Bancshares Inc.	15,610	209,642
SVB Financial Group[a]	3,829	444,432
Synovus Financial Corp.	11,405	308,961
Talmer Bancorp Inc. Class A	1,499	21,046
TCF Financial Corp.	13,662	217,089
Texas Capital Bancshares Inc.[a]	2,320	126,046
Tompkins Financial Corp.	1,216	67,245
TowneBank	2,208	33,385
TriCo Bancshares	1,877	46,362
Tristate Capital Holdings Inc.[a]	1,785	18,278
Triumph Bancorp Inc.[a]	642	8,699
Trustmark Corp.	5,601	137,449
U.S. Bancorp	142,139	6,389,148
UMB Financial Corp.	3,157	179,602
Umpqua Holdings Corp.	13,643	232,067
Union Bankshares Corp.	3,940	94,875
United Bankshares Inc./WV	5,770	216,086
United Community Banks Inc.	4,113	77,900
Univest Corp. of Pennsylvania	1,377	27,870
Valley National Bancorp	18,604	180,645
Washington Trust Bancorp Inc.	1,201	48,256
Webster Financial Corp.	7,520	244,626
Wells Fargo & Co.	395,110	21,659,930
WesBanco Inc.	2,075	72,210
West Bancorporation Inc.	1,244	21,173
Westamerica Bancorp	2,221	108,873
Western Alliance Bancorp[a]	2,909	80,870
Wilshire Bancorp Inc.	6,155	62,350
Wintrust Financial Corp.	3,858	180,400
Yadkin Financial Corp.[a]	1,514	29,750
Zions Bancorp	16,833	479,909

		108,632,895
COMMERCIAL SERVICES & SUPPLIES — 0.68%
ABM Industries Inc.	4,648	133,165
ACCO Brands Corp.[a]	9,449	85,136
ADT Corp. (The)[b]	14,494	525,118
Brady Corp. Class A	3,964	108,376
Brink’s Co. (The)	3,992	97,445
Casella Waste Systems Inc. Class Aa	290	1,172
CECO Environmental Corp.	1,685	26,185
Cenveo Inc.[a,b]	4,409	9,259
Cintas Corp.	1,664	130,524
Civeo Corp.	7,805	32,079
Clean Harbors Inc.[a]	1,337	64,243
Covanta Holding Corp.	5,320	117,093
Deluxe Corp.	2,021	125,807
Ennis Inc.	2,079	28,004
G&K Services Inc. Class A	1,645	116,548
Heritage-Crystal Clean Inc.[a]	106	1,307
HNI Corp.	232	11,846
InnerWorkings Inc.[a]	2,638	20,550
KAR Auction Services Inc.	6,944	240,610
Kimball International Inc. Class B	3,152	28,746

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

Matthews International Corp. Class A	2,449	$119,193
McGrath RentCorp	2,149	77,063
Mobile Mini Inc.	3,562	144,297
Multi-Color Corp.	489	27,100
NL Industries Inc.	544	4,678
Performant Financial Corp.[a]	135	898
Pitney Bowes Inc.	9,074	221,133
Quad Graphics Inc.	2,166	49,731
R.R. Donnelley & Sons Co.	14,912	250,596
Republic Services Inc.	22,068	888,237
SP Plus Corp.[a]	92	2,321
Tetra Tech Inc.	4,962	132,485
Tyco International PLC	3,789	166,186
UniFirst Corp.	1,224	148,655
United Stationers Inc.	3,183	134,195
Viad Corp.	1,641	43,749
Waste Connections Inc.	4,016	176,664
Waste Management Inc.	34,520	1,771,566
West Corp.	1,496	49,368

		6,311,328
COMMUNICATIONS EQUIPMENT — 1.63%
ADTRAN Inc.	2,296	50,053
Arista Networks Inc.[a,b]	122	7,413
Bel Fuse Inc. Class B	839	22,938
Black Box Corp.	1,234	29,493
Brocade Communications Systems Inc.	35,905	425,115
Calix Inc.[a]	3,377	33,837
Cisco Systems Inc.	423,840	11,789,110
Comtech Telecommunications Corp.	1,355	42,710
Digi International Inc.[a]	2,070	19,230
EchoStar Corp. Class Aa	2,714	142,485
Emulex Corp.[a]	6,548	37,127
Extreme Networks Inc.[a]	2,555	9,019
Finisar Corp.[a]	508	9,860
Harmonic Inc.[a]	6,814	47,766
Harris Corp.	7,022	504,320
Infinera Corp.[a,b]	1,412	20,785
Ixia[a]	4,155	46,744
JDS Uniphase Corp.[a,b]	19,168	262,985
Juniper Networks Inc.	28,206	629,558
KVH Industries Inc.[a]	153	1,935
Motorola Solutions Inc.	12,867	863,118
NETGEAR Inc.[a]	2,910	103,538
Numerex Corp. Class Aa,b	226	2,500
Oclaro Inc.[a]	7,491	13,334
Plantronics Inc.	353	18,716
Polycom Inc.[a]	6,255	84,442
Procera Networks Inc.[a,b]	1,382	9,937
TESSCO Technologies Inc.	526	15,254

		15,243,322
COMPUTERS & PERIPHERALS — 1.65%
Eastman Kodak Co.[a,b]	1,461	31,718
EMC Corp.	152,641	4,539,543
Hewlett-Packard Co.	156,812	6,292,865
Intevac Inc.[a]	1,908	14,825
Lexmark International Inc. Class A	5,114	211,055
NCR Corp.[a]	12,597	367,077
NetApp Inc.	16,582	687,324
QLogic Corp.[a]	7,403	98,608

Security	Shares	Value

Quantum Corp.[a]	9,474	$16,674
SanDisk Corp.	9,869	966,965
Stratasys Ltd.[a,b]	1,771	147,188
Western Digital Corp.	18,421	2,039,205

		15,413,047
CONSTRUCTION & ENGINEERING — 0.27%
AECOM Technology Corp.[a]	12,457	378,319
Aegion Corp.[a]	2,703	50,303
Ameresco Inc. Class Aa	1,634	11,438
Argan Inc.	648	21,799
Comfort Systems USA Inc.	2,694	46,121
Dycom Industries Inc.[a]	299	10,492
EMCOR Group Inc.	5,598	249,055
Fluor Corp.	5,163	313,033
Granite Construction Inc.	3,321	126,264
Great Lakes Dredge & Dock Corp.[a]	4,236	36,260
Jacobs Engineering Group Inc.[a]	11,005	491,813
KBR Inc.	12,322	208,858
Layne Christensen Co.[a,b]	1,612	15,379
MYR Group Inc.[a]	1,761	48,251
Northwest Pipe Co.[a]	790	23,795
Orion Marine Group Inc.[a]	2,184	24,133
Quanta Services Inc.[a]	13,441	381,590
Sterling Construction Co. Inc.[a,b]	1,341	8,569
Tutor Perini Corp.[a]	3,002	72,258

		2,517,730
CONSTRUCTION MATERIALS — 0.08%
United States Lime & Minerals Inc.	4	291
Vulcan Materials Co.	10,838	712,382

		712,673
CONSUMER FINANCE — 0.87%
Ally Financial Inc.[a]	2,330	55,035
Capital One Financial Corp.	47,301	3,904,698
Cash America International Inc.	2,354	53,247
Consumer Portfolio Services Inc.[a]	2,196	16,163
Discover Financial Services	38,591	2,527,325
Encore Capital Group Inc.[a]	800	35,520
Enova International Inc.[a]	2,163	48,148
EZCORP Inc. Class A NVS[a,b]	4,247	49,902
Green Dot Corp. Class Aa	2,777	56,901
JG Wentworth Co.[a]	1,332	14,199
Navient Corp.	35,116	758,857
Nelnet Inc. Class A	1,658	76,815
Nicholas Financial Inc.[a]	801	11,935
Regional Management Corp.[a]	1,002	15,842
Santander Consumer USA Holdings Inc.	6,738	132,132
SLM Corp.	23,180	236,204
Springleaf Holdings Inc.[a]	2,026	73,280
Synchrony Financial[a]	2,962	88,119

		8,154,322
CONTAINERS & PACKAGING — 0.33%
AEP Industries Inc.[a]	27	1,570
AptarGroup Inc.	4,211	281,463
Avery Dennison Corp.	5,179	268,687
Bemis Co. Inc.	8,363	378,091

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

Berry Plastics Group Inc.[a]	3,197	$100,865
Greif Inc. Class A	2,620	123,743
MeadWestvaco Corp.	13,819	613,425
Owens-Illinois Inc.[a]	5,629	151,927
Rock-Tenn Co. Class A	11,931	727,552
Sonoco Products Co.	8,451	369,309
UFP Technologies Inc.[a]	430	10,572

		3,027,204
DISTRIBUTORS — 0.02%
Core-Mark Holding Co. Inc.	1,652	102,308
Genuine Parts Co.	838	89,306
VOXX International Corp.[a,b]	1,508	13,210
Weyco Group Inc.	428	12,699

		217,523
DIVERSIFIED CONSUMER SERVICES — 0.16%
2U Inc.[a]	717	14,096
American Public Education Inc.[a]	98	3,613
Apollo Education Group Inc.[a]	8,098	276,223
Ascent Media Corp. Class Aa	1,214	64,257
Bridgepoint Education Inc.[a]	1,517	17,172
Career Education Corp.[a,b]	5,086	35,399
Carriage Services Inc.	1,080	22,626
Chegg Inc.[a,b]	6,031	41,674
DeVry Education Group Inc.	5,312	252,161
Graham Holdings Co. Class B	286	247,021
Houghton Mifflin Harcourt Co.[a]	9,029	186,991
ITT Educational Services Inc.[a,b]	1,757	16,885
K12 Inc.[a]	1,628	19,324
Regis Corp.[a]	3,404	57,051
Service Corp. International	3,847	87,327
ServiceMaster Global Holdings Inc.[a]	1,122	30,036
Steiner Leisure Ltd.[a]	1,214	56,099
Universal Technical Institute Inc.	1,772	17,437
Weight Watchers International Inc.[a,b]	172	4,272

		1,449,664
DIVERSIFIED FINANCIAL SERVICES — 3.04%
Berkshire Hathaway Inc. Class Ba	151,422	22,736,013
CME Group Inc./IL	26,386	2,339,119
FNFV Group[a]	7,625	120,018
GAIN Capital Holdings Inc.	2,519	22,721
Intercontinental Exchange Inc.	5,501	1,206,314
Leucadia National Corp.	25,594	573,818
Marlin Business Services Corp.	689	14,145
MSCI Inc. Class Ab	5,385	255,464
NASDAQ OMX Group Inc. (The)	9,729	466,603
NewStar Financial Inc.[a]	2,196	28,109
PHH Corp.[a,b]	4,279	102,525
PICO Holdings Inc.[a]	1,807	34,062
Resource America Inc. Class A	973	8,796
Tiptree Financial Inc.[a]	661	5,354
Voya Financial Inc.	11,382	482,369

		28,395,430
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.85%
8x8 Inc.[a,b]	4,915	45,021
AT&T Inc.	429,444	14,425,024

Security	Shares	Value

Atlantic Tele-Network Inc.	784	$52,991
CenturyLink Inc.	44,476	1,760,360
Cincinnati Bell Inc.[a]	12,612	40,232
Consolidated Communications Holdings Inc.	1,221	33,980
Fairpoint Communications Inc.[a]	251	3,567
Frontier Communications Corp.	83,267	555,391
Globalstar Inc.[a,b]	22,637	62,252
Hawaiian Telcom Holdco Inc.[a,b]	827	22,800
IDT Corp. Class B	112	2,275
inContact Inc.[a]	242	2,127
Intelsat SAa	1,763	30,606
Iridium Communications Inc.[a,b]	6,945	67,714
Lumos Networks Corp.	252	4,239
magicJack VocalTec Ltd.[a,b]	396	3,216
ORBCOMM Inc.[a]	4,650	30,411
Premiere Global Services Inc.[a]	3,124	33,177
Vonage Holdings Corp.[a]	13,657	52,033
Windstream Holdings Inc.	3,685	30,364
Zayo Group Holdings Inc.[a]	1,278	39,068

		17,296,848
ELECTRIC UTILITIES — 3.39%
ALLETE Inc.	3,574	197,070
American Electric Power Co. Inc.	40,397	2,452,906
Cleco Corp.	5,069	276,463
Duke Energy Corp.	58,523	4,889,012
Edison International	26,955	1,765,013
El Paso Electric Co.	3,431	137,446
Empire District Electric Co. (The)	3,699	110,008
Entergy Corp.	14,853	1,299,341
Exelon Corp.	71,071	2,635,313
FirstEnergy Corp.	34,675	1,351,978
Great Plains Energy Inc.	12,768	362,739
Hawaiian Electric Industries Inc.[b]	8,330	278,888
IDACORP Inc.	4,209	278,594
ITC Holdings Corp.	705	28,503
MGE Energy Inc.	2,832	129,168
NextEra Energy Inc.	36,091	3,836,112
Northeast Utilities	26,105	1,397,140
NRG Yield Inc. Class A	1,963	92,536
OGE Energy Corp.	16,467	584,249
Otter Tail Corp.	3,016	93,375
Pepco Holdings Inc.	20,741	558,555
Pinnacle West Capital Corp.	9,174	626,676
PNM Resources Inc.	6,731	199,440
Portland General Electric Co.	6,378	241,280
PPL Corp.	55,104	2,001,928
Southern Co. (The)	73,774	3,623,041
Spark Energy Inc.	243	3,424
UIL Holdings Corp.	4,703	204,769
Unitil Corp.	1,121	41,107
Westar Energy Inc.	10,718	442,010
Xcel Energy Inc.	41,485	1,490,141

		31,628,225
ELECTRICAL EQUIPMENT — 0.54%
Babcock & Wilcox Co. (The)	9,155	277,396
Eaton Corp. PLC	39,453	2,681,226
Emerson Electric Co.	14,768	911,629
Encore Wire Corp.	413	15,417
EnerSys	2,975	183,617

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

Franklin Electric Co. Inc.	258	$9,683
General Cable Corp.	4,282	63,802
Global Power Equipment Group Inc.	1,380	19,058
GrafTech International Ltd.[a]	9,467	47,903
Hubbell Inc. Class B	4,118	439,926
LSI Industries Inc.	1,612	10,945
Plug Power Inc.[a,b]	13,721	41,163
Powell Industries Inc.	791	38,814
PowerSecure International Inc.[a]	1,773	20,655
Preformed Line Products Co.	159	8,686
Regal Beloit Corp.	3,723	279,970
Revolution Lighting Technologies Inc.[a,b]	254	343
TCP International Holdings Ltd.[a,b]	242	1,488
Vicor Corp.[a]	1,345	16,275

		5,067,996
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.71%
Agilysys Inc.[a]	1,075	13,534
Anixter International Inc.[a]	1,240	109,690
Arrow Electronics Inc.[a]	8,263	478,345
Avnet Inc.	9,171	394,536
AVX Corp.	3,861	54,054
Benchmark Electronics Inc.[a]	4,328	110,104
Checkpoint Systems Inc.[a]	3,258	44,732
Coherent Inc.[a]	1,915	116,279
Corning Inc.	83,139	1,906,377
CTS Corp.	2,755	49,122
CUI Global Inc.[a]	580	4,321
Daktronics Inc.	936	11,709
Dolby Laboratories Inc. Class A	3,962	170,841
DTS Inc.[a]	972	29,889
Electro Rent Corp.	1,540	21,622
Electro Scientific Industries Inc.	1,919	14,891
Fabrinet[a]	2,966	52,617
FARO Technologies Inc.[a]	132	8,274
FLIR Systems Inc.	3,570	115,347
GSI Group Inc.[a]	2,331	34,312
II-VI Inc.[a]	4,247	57,972
Ingram Micro Inc. Class Aa	12,856	355,340
Insight Enterprises Inc.[a]	3,572	92,479
Itron Inc.[a]	3,192	134,990
Jabil Circuit Inc.	16,855	367,945
Kemet Corp.[a]	3,970	16,674
Keysight Technologies Inc.[a]	11,966	404,092
Kimball Electronics Inc.[a]	2,358	28,343
Knowles Corp.[a,b]	7,028	165,509
Littelfuse Inc.	281	27,164
Mercury Systems Inc.[a]	2,541	35,371
Multi-Fineline Electronix Inc.[a]	578	6,491
Newport Corp.[a]	376	7,185
OSI Systems Inc.[a]	1,261	89,241
Park Electrochemical Corp.	1,658	41,334
PC Connection Inc.	790	19,395
Plexus Corp.[a]	1,825	75,208
Rofin-Sinar Technologies Inc.[a]	2,318	66,689
Rogers Corp.[a]	1,111	90,480
Sanmina Corp.[a]	6,996	164,616
ScanSource Inc.[a]	2,274	91,324
Speed Commerce Inc.[a,b]	390	1,205
SYNNEX Corp.[b]	2,092	163,511
Tech Data Corp.[a]	3,155	199,491
TTM Technologies Inc.[a]	4,270	32,153

Security	Shares	Value

Viasystems Group Inc.[a]	403	$6,561
Vishay Intertechnology Inc.	11,199	158,466
Vishay Precision Group Inc.[a]	976	16,748

		6,656,573
ENERGY EQUIPMENT & SERVICES — 0.83%
Aspen Aerogels Inc.[a,b]	175	1,397
Atwood Oceanics Inc.[a]	4,149	117,707
Baker Hughes Inc.	33,095	1,855,637
Bristow Group Inc.	3,010	198,028
C&J Energy Services Inc.[a,b]	550	7,266
Cameron International Corp.[a]	6,138	306,593
CHC Group Ltd.[a,b]	3,678	11,843
Dawson Geophysical Co.	666	8,145
Diamond Offshore Drilling Inc.[b]	5,505	202,089
ERA Group Inc.[a]	1,661	35,130
Exterran Holdings Inc.	4,792	156,123
FMSA Holdings Inc.[a]	1,355	9,377
Forum Energy Technologies Inc.[a]	3,116	64,595
Frank’s International NV	2,455	40,827
Geospace Technologies Corp.[a,b]	964	25,546
Gulf Island Fabrication Inc.	688	13,340
GulfMark Offshore Inc. Class A	2,208	53,919
Helix Energy Solutions Group Inc.[a]	8,796	190,873
Helmerich & Payne Inc.	2,596	175,022
Hercules Offshore Inc.[a,b]	14,137	14,137
Hornbeck Offshore Services Inc.[a,b]	3,131	78,181
Independence Contract Drilling Inc.[a]	555	2,897
ION Geophysical Corp.[a,b]	8,649	23,785
Key Energy Services Inc.[a]	10,930	18,253
McDermott International Inc.[a,b]	19,846	57,752
Mitcham Industries Inc.[a]	1,080	6,404
Nabors Industries Ltd.	22,291	289,337
National Oilwell Varco Inc.	32,496	2,129,463
Natural Gas Services Group Inc.[a]	977	22,510
Newpark Resources Inc.[a]	6,991	66,694
Nordic American Offshore Ltd.[a]	857	10,524
North Atlantic Drilling Ltd.[b]	4,388	7,152
Nuverra Environmental Solutions Inc.[a,b]	1,379	7,654
Oil States International Inc.[a]	3,882	189,830
Parker Drilling Co.[a]	10,790	33,125
Patterson-UTI Energy Inc.	5,878	97,516
PHI Inc.[a]	942	35,231
Pioneer Energy Services Corp.[a]	1,482	8,210
Rowan Companies PLC Class A	10,307	240,359
SEACOR Holdings Inc.[a]	1,554	114,701
Seadrill Ltd.[b]	20,640	246,442
Seventy Seven Energy Inc.[a,b]	2,615	14,147
Superior Energy Services Inc.	12,149	244,802
Tesco Corp.	2,461	31,550
TETRA Technologies Inc.[a,b]	6,285	41,984
Tidewater Inc.	4,119	133,497
Unit Corp.[a]	3,851	131,319
Vantage Drilling Co.[a]	16,311	7,973

		7,778,886
FOOD & STAPLES RETAILING — 2.50%
Andersons Inc. (The)	164	8,715
Chefs’ Warehouse Inc. (The)[a,b]	273	6,290
Costco Wholesale Corp.	2,097	297,250
CVS Health Corp.	83,007	7,994,404

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

Diplomat Pharmacy Inc.[a]	597	$16,340
Ingles Markets Inc. Class A	989	36,682
Pantry Inc. (The)[a]	1,886	69,895
Rite Aid Corp.[a]	26,729	201,002
Roundy’s Inc.	2,869	13,886
Safeway Inc.	19,188	673,882
Smart & Final Stores Inc.[a]	526	8,274
SpartanNash Co.	3,310	86,523
SUPERVALU Inc.[a]	16,746	162,436
Sysco Corp.	30,160	1,197,050
Village Super Market Inc. Class A	694	18,995
Wal-Mart Stores Inc.	118,377	10,166,217
Walgreens Boots Alliance Inc.	19,649	1,497,254
Weis Markets Inc.	927	44,329
Whole Foods Market Inc.	17,249	869,695

		23,369,119
FOOD PRODUCTS — 1.51%
Alico Inc.	305	15,259
Archer-Daniels-Midland Co.	48,858	2,540,616
B&G Foods Inc. Class A	379	11,332
Boulder Brands Inc.[a,b]	268	2,964
Bunge Ltd.	12,210	1,110,011
Campbell Soup Co.	4,746	208,824
Chiquita Brands International Inc.[a]	3,789	54,789
ConAgra Foods Inc.	34,978	1,269,002
Darling Ingredients Inc.[a,b]	10,953	198,906
Dean Foods Co.	7,808	151,319
Fresh Del Monte Produce Inc.	3,044	102,126
Freshpet Inc.[a,b]	445	7,592
Hain Celestial Group Inc.[a,b]	726	42,319
Ingredion Inc.	5,247	445,155
J.M. Smucker Co. (The)	8,618	870,246
John B. Sanfilippo & Son Inc.	668	30,394
Kellogg Co.	1,883	123,224
Lancaster Colony Corp.	561	52,532
Mondelez International Inc. Class A	139,964	5,084,192
Omega Protein Corp.[a]	1,783	18,846
Pilgrim’s Pride Corp.[a,b]	4,533	148,637
Pinnacle Foods Inc.	4,507	159,097
Post Holdings Inc.[a,b]	3,715	155,621
Sanderson Farms Inc.[b]	269	22,603
Seaboard Corp.[a]	21	88,157
Seneca Foods Corp. Class Aa	653	17,651
Snyders-Lance Inc.	3,943	120,459
Tootsie Roll Industries Inc.	151	4,628
TreeHouse Foods Inc.[a,b]	1,667	142,578
Tyson Foods Inc. Class A	22,553	904,150

		14,103,229
GAS UTILITIES — 0.43%
AGL Resources Inc.	9,880	538,559
Atmos Energy Corp.	8,274	461,193
Chesapeake Utilities Corp.	1,191	59,145
Laclede Group Inc. (The)	3,571	189,977
National Fuel Gas Co.	6,978	485,180
New Jersey Resources Corp.	3,531	216,097
Northwest Natural Gas Co.	2,327	116,117
ONE GAS Inc.	4,285	176,628
Piedmont Natural Gas Co.	6,370	251,042
Questar Corp.	14,526	367,217

Security	Shares	Value

South Jersey Industries Inc.	2,733	$161,056
Southwest Gas Corp.	3,848	237,845
UGI Corp.	14,267	541,860
WGL Holdings Inc.	4,277	233,610

		4,035,526
HEALTH CARE EQUIPMENT & SUPPLIES — 2.58%
Abbott Laboratories	124,279	5,595,041
Alere Inc.[a]	6,777	257,526
Analogic Corp.	1,004	84,948
AngioDynamics Inc.[a]	2,047	38,913
AtriCure Inc.[a]	659	13,154
Boston Scientific Corp.[a]	98,793	1,309,007
CareFusion Corp.[a]	17,242	1,023,140
CONMED Corp.	2,304	103,588
Cooper Companies Inc. (The)	1,009	163,549
Covidien PLC	37,313	3,816,374
CryoLife Inc.	2,084	23,612
Cynosure Inc. Class Aa	1,107	30,354
DENTSPLY International Inc.	8,109	431,966
Derma Sciences Inc.[a,b]	2,083	19,393
Exactech Inc.[a]	987	23,264
Greatbatch Inc.[a]	2,151	106,044
Haemonetics Corp.[a,b]	3,946	147,659
Halyard Health Inc.[a]	659	29,965
Hill-Rom Holdings Inc.	4,421	201,686
Hologic Inc.[a]	13,519	361,498
ICU Medical Inc.[a]	1,102	90,254
Integra LifeSciences Holdings Corp.[a,b]	1,219	66,106
Intuitive Surgical Inc.[a]	227	120,069
Invacare Corp.	2,588	43,375
Medtronic Inc.	82,662	5,968,196
Merit Medical Systems Inc.[a]	3,853	66,773
Nevro Corp.[a]	123	4,756
NuVasive Inc.[a]	653	30,795
Ocular Therapeutix Inc.[a]	46	1,082
OraSure Technologies Inc.[a,b]	4,637	47,019
Orthofix International NVa	1,630	48,998
PhotoMedex Inc.[a,b]	810	1,239
Rockwell Medical Technologies Inc.[a,b]	2,740	28,167
Roka Bioscience Inc.[a]	49	216
RTI Surgical Inc.[a]	4,224	21,965
Second Sight Medical Products Inc.[a]	138	1,416
Sientra Inc.[a]	194	3,257
Sirona Dental Systems Inc.[a,b]	1,817	158,751
St. Jude Medical Inc.	8,394	545,862
Stryker Corp.	11,272	1,063,288
SurModics Inc.[a]	923	20,398
Symmetry Surgical Inc.[a]	784	6,107
Teleflex Inc.	3,422	392,914
Tornier NVa	2,911	74,231
TransEnterix Inc.[a,b]	2,161	6,289
Unilife Corp.[a,b]	1,493	5,002
Wright Medical Group Inc.[a]	2,199	59,087
Zimmer Holdings Inc.	12,816	1,453,591

		24,109,884
HEALTH CARE PROVIDERS & SERVICES — 3.03%
AAC Holdings Inc.[a]	215	6,648
Addus HomeCare Corp.[a]	408	9,902
Adeptus Health Inc. Class Aa,b	220	8,228

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

Aetna Inc.	20,744	$1,842,690
Alliance HealthCare Services Inc.[a]	262	5,499
Almost Family Inc.[a]	673	19,483
Amedisys Inc.[a]	2,327	68,297
AMN Healthcare Services Inc.[a]	3,815	74,774
AmSurg Corp.[a]	2,748	150,398
Anthem Inc.	23,147	2,908,884
Bio-Reference Laboratories Inc.[a,b]	141	4,530
BioScrip Inc.[a,b]	5,607	39,193
BioTelemetry Inc.[a]	914	9,167
Cardinal Health Inc.	25,879	2,089,212
Cigna Corp.	20,494	2,109,038
Civitas Solutions Inc.[a]	324	5,518
Community Health Systems Inc.[a]	9,573	516,176
Cross Country Healthcare Inc.[a]	2,363	29,490
DaVita HealthCare Partners Inc.[a]	9,623	728,846
Ensign Group Inc. (The)	91	4,039
Express Scripts Holding Co.[a,b]	8,190	693,447
Five Star Quality Care Inc.[a]	4,262	17,687
Hanger Inc.[a]	2,896	63,422
HCA Holdings Inc.[a]	24,420	1,792,184
Health Net Inc./CAa	6,705	358,919
HealthEquity Inc.[a]	543	13,819
HealthSouth Corp.	1,751	67,343
Healthways Inc.[a]	1,065	21,172
Humana Inc.	12,807	1,839,469
IPC The Hospitalist Co. Inc.[a]	576	26,433
Kindred Healthcare Inc.	5,814	105,699
Laboratory Corp. of America Holdings[a]	4,250	458,575
LHC Group Inc.[a]	922	28,748
LifePoint Hospitals Inc.[a]	3,697	265,851
Magellan Health Inc.[a]	2,235	134,167
MEDNAX Inc.[a]	2,823	186,629
National Healthcare Corp.	826	51,906
National Research Corp. Class A	103	1,441
Omnicare Inc.	8,187	597,078
Owens & Minor Inc.	5,218	183,204
Patterson Companies Inc.	6,473	311,351
PharMerica Corp.[a]	2,349	48,648
Quest Diagnostics Inc.	12,015	805,726
RadNet Inc.[a]	150	1,281
Select Medical Holdings Corp.	407	5,861
Skilled Healthcare Group Inc. Class Aa	1,597	13,686
Surgical Care Affiliates Inc.[a]	39	1,312
Triple-S Management Corp. Class Ba	1,923	45,979
Trupanion Inc.[a,b]	691	4,789
UnitedHealth Group Inc.	81,074	8,195,771
Universal American Corp.[a]	4,085	37,909
Universal Health Services Inc. Class B	5,749	639,634
VCA Inc.[a]	7,393	360,557
WellCare Health Plans Inc.[a]	3,379	277,281

		28,286,990
HEALTH CARE TECHNOLOGY — 0.01%
Allscripts Healthcare Solutions Inc.[a]	9,342	119,297
Castlight Health Inc.[a,b]	174	2,036
Imprivata Inc.[a]	160	2,080
MedAssets Inc.[a]	288	5,691

		129,104

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 0.77%
Aramark	430	$13,394
Belmond Ltd.[a]	7,818	96,709
Biglari Holdings Inc.[a]	144	57,529
BJ’s Restaurants Inc.[a,b]	1,294	64,972
Bob Evans Farms Inc.	2,041	104,458
Boyd Gaming Corp.[a]	1,231	15,732
Bravo Brio Restaurant Group Inc.[a]	125	1,739
Caesars Acquisition Co.[a,b]	3,729	38,446
Caesars Entertainment Corp.[a,b]	3,672	57,614
Carnival Corp.	35,163	1,593,939
Carrols Restaurant Group Inc.[a,b]	3,590	27,392
Choice Hotels International Inc.	2,699	151,198
Churchill Downs Inc.	391	37,262
Cracker Barrel Old Country Store Inc.	127	17,876
Darden Restaurants Inc.	10,975	643,464
Dave & Buster’s Entertainment Inc.[a]	121	3,303
Denny’s Corp.[a]	2,108	21,733
DineEquity Inc.	830	86,021
El Pollo Loco Holdings Inc.[a,b]	144	2,876
Empire Resorts Inc.[a]	1,651	12,812
Habit Restaurants Inc. (The)[a]	104	3,364
Hyatt Hotels Corp. Class Aa	3,267	196,706
International Game Technology	20,504	353,694
International Speedway Corp. Class A	2,481	78,524
Interval Leisure Group Inc.	715	14,936
Intrawest Resorts Holdings Inc.[a]	940	11,224
Isle of Capri Casinos Inc.[a]	1,749	14,639
La Quinta Holdings Inc.[a]	1,053	23,229
Life Time Fitness Inc.[a,b]	3,180	180,052
Marcus Corp. (The)	1,658	30,690
Marriott International Inc./DE	2,294	179,001
Marriott Vacations Worldwide Corp.	2,245	167,342
MGM Resorts International[a]	28,360	606,337
Monarch Casino & Resort Inc.[a]	659	10,933
Morgans Hotel Group Co.[a]	2,314	18,142
Norwegian Cruise Line Holdings Ltd.[a]	528	24,689
Penn National Gaming Inc.[a]	6,861	94,202
Royal Caribbean Cruises Ltd.	13,702	1,129,456
Ruby Tuesday Inc.[a]	5,228	35,759
Ruth’s Hospitality Group Inc.	1,002	15,030
Scientific Games Corp. Class Aa	1,873	23,843
Sonic Corp.	1,498	40,791
Speedway Motorsports Inc.	955	20,886
Starwood Hotels & Resorts Worldwide Inc.	8,194	664,288
Wendy’s Co. (The)	22,370	202,001

		7,188,227
HOUSEHOLD DURABLES — 0.77%
Beazer Homes USA Inc.[a]	1,519	29,408
Century Communities Inc.[a,b]	286	4,942
CSS Industries Inc.	810	22,388
D.R. Horton Inc.	24,244	613,131
Dixie Group Inc.[a]	281	2,577
Ethan Allen Interiors Inc.	2,065	63,953
Flexsteel Industries	391	12,610
Garmin Ltd.	10,126	534,957
GoPro Inc.[a,b]	585	36,984
Helen of Troy Ltd.[a]	1,489	96,874
Hovnanian Enterprises Inc. Class Aa,b	9,562	39,491
Jarden Corp.[a]	11,131	532,952

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

KB Home	1,783	$29,509
La-Z-Boy Inc.	656	17,607
Leggett & Platt Inc.	5,849	249,226
Lennar Corp. Class A	13,830	619,722
LGI Homes Inc.[a,b]	675	10,071
Libbey Inc.[a]	120	3,773
Lifetime Brands Inc.	790	13,588
M.D.C. Holdings Inc.	3,241	85,789
M/I Homes Inc.[a]	2,019	46,356
Meritage Homes Corp.[a]	3,251	117,003
Mohawk Industries Inc.[a]	5,066	787,054
NACCO Industries Inc. Class A	427	25,347
New Home Co. Inc. (The)[a]	959	13,886
Newell Rubbermaid Inc.	9,347	356,027
PulteGroup Inc.	31,417	674,209
Ryland Group Inc. (The)	3,868	149,150
Skullcandy Inc.[a,b]	1,503	13,813
Standard-Pacific Corp.[a]	12,330	89,886
Taylor Morrison Home Corp. Class Aa	2,647	50,002
Toll Brothers Inc.[a]	14,777	506,408
TRI Pointe Homes Inc.[a,b]	11,006	167,841
UCP Inc.[a]	437	4,589
WCI Communities Inc.[a,b]	1,221	23,907
Whirlpool Corp.	5,826	1,128,729
William Lyon Homes Class Aa	1,249	25,317

		7,199,076
HOUSEHOLD PRODUCTS — 2.29%
Central Garden & Pet Co. Class Aa	3,809	36,376
Clorox Co. (The)	1,796	187,161
Colgate-Palmolive Co.	8,063	557,879
Energizer Holdings Inc.	5,109	656,813
Harbinger Group Inc.[a]	4,252	60,208
Kimberly-Clark Corp.	5,335	616,406
Oil-Dri Corp. of America	227	7,407
Orchids Paper Products Co.	262	7,627
Procter & Gamble Co. (The)	211,118	19,230,739

		21,360,616
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.29%
Abengoa Yield PLC	2,233	61,006
AES Corp. (The)	60,252	829,670
Atlantic Power Corp.	10,153	27,515
Calpine Corp.[a]	27,834	615,966
Dynegy Inc.[a]	10,182	309,024
NRG Energy Inc.	27,992	754,384
Ormat Technologies Inc.[b]	925	25,141
TerraForm Power Inc.	1,204	37,180
Vivint Solar Inc.[a]	1,073	9,893

		2,669,779
INDUSTRIAL CONGLOMERATES — 2.73%
Carlisle Companies Inc.	5,326	480,618
Danaher Corp.	38,465	3,296,835
General Electric Co.	829,644	20,965,104
Roper Industries Inc.	4,529	708,109

		25,450,666

Security	Shares	Value

INSURANCE — 5.64%
ACE Ltd.	27,948	$3,210,666
Aflac Inc.	37,590	2,296,373
Alleghany Corp.[a]	1,369	634,532
Allied World Assurance Co. Holdings Ltd.	8,187	310,451
Allstate Corp. (The)	35,919	2,523,310
Ambac Financial Group Inc.[a,b]	1,898	46,501
American Equity Investment Life Holding Co.	6,154	179,635
American Financial Group Inc.	5,042	306,150
American International Group Inc.	119,702	6,704,509
American National Insurance Co.	572	65,357
Amerisafe Inc.	1,494	63,286
AmTrust Financial Services Inc.[b]	790	44,438
Aon PLC	5,731	543,471
Arch Capital Group Ltd.[a]	11,123	657,369
Argo Group International Holdings Ltd.	2,171	120,425
Arthur J. Gallagher & Co.	698	32,862
Aspen Insurance Holdings Ltd.	5,367	234,914
Assurant Inc.	5,936	406,200
Assured Guaranty Ltd.	14,057	365,341
Atlas Financial Holdings Inc.[a]	44	718
Axis Capital Holdings Ltd.	8,518	435,185
Baldwin & Lyons Inc. Class B	679	17,505
Brown & Brown Inc.	9,432	310,407
Chubb Corp. (The)	20,219	2,092,060
Cincinnati Financial Corp.	13,584	704,059
Citizens Inc.[a,b]	3,300	25,080
CNA Financial Corp.	2,160	83,614
CNO Financial Group Inc.	17,120	294,806
Crawford & Co. Class B	2,019	20,755
Donegal Group Inc. Class A	653	10,435
EMC Insurance Group Inc.	397	14,078
Employers Holdings Inc.	989	23,251
Endurance Specialty Holdings Ltd.[b]	3,699	221,348
Enstar Group Ltd.[a]	699	106,870
Everest Re Group Ltd.	3,833	652,760
FBL Financial Group Inc. Class A	802	46,540
Federated National Holding Co.	102	2,464
Fidelity & Guaranty Life	848	20,581
First American Financial Corp.	8,748	296,557
FNF Group	22,969	791,282
Genworth Financial Inc. Class Aa	40,750	346,375
Global Indemnity PLC[a]	575	16,313
Greenlight Capital Re Ltd. Class Aa	2,357	76,956
Hallmark Financial Services Inc.[a]	1,093	13,214
Hanover Insurance Group Inc. (The)	3,666	261,459
Hartford Financial Services Group Inc. (The)	37,167	1,549,492
HCC Insurance Holdings Inc.	8,308	444,644
HCI Group Inc.	293	12,669
Horace Mann Educators Corp.	3,291	109,195
Independence Holding Co.	671	9,360
Infinity Property and Casualty Corp.	564	43,575
Kansas City Life Insurance Co.	379	18,203
Kemper Corp.	3,970	143,357
Lincoln National Corp.	21,766	1,255,245
Loews Corp.	27,033	1,135,927
Maiden Holdings Ltd.	4,001	51,173
Markel Corp.[a,b]	1,153	787,315
Marsh & McLennan Companies Inc.	14,904	853,105
MBIA Inc.[a]	11,923	113,745
Meadowbrook Insurance Group Inc.	3,804	32,182
Mercury General Corp.	1,223	69,307

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

MetLife Inc.	77,426	$4,187,972
Montpelier Re Holdings Ltd.	3,001	107,496
National General Holdings Corp.	2,900	53,969
National Interstate Corp.	525	15,645
National Western Life Insurance Co. Class A	183	49,273
Navigators Group Inc. (The)[a]	844	61,899
Old Republic International Corp.	21,617	316,257
OneBeacon Insurance Group Ltd. Class A	1,785	28,917
PartnerRe Ltd.	4,204	479,803
Phoenix Companies Inc. (The)[a]	442	30,441
Platinum Underwriters Holdings Ltd.	2,080	152,714
Primerica Inc.	4,530	245,798
Principal Financial Group Inc.	24,304	1,262,350
ProAssurance Corp.	4,920	222,138
Progressive Corp. (The)	49,178	1,327,314
Protective Life Corp.	6,561	456,974
Prudential Financial Inc.	38,070	3,443,812
Reinsurance Group of America Inc.	4,135	362,309
RenaissanceRe Holdings Ltd.	3,387	329,284
RLI Corp.	3,580	176,852
Safety Insurance Group Inc.	1,031	65,994
Selective Insurance Group Inc.	4,558	123,841
StanCorp Financial Group Inc.	3,576	249,819
State Auto Financial Corp.	1,475	32,775
State National Companies Inc.	1,634	19,575
Stewart Information Services Corp.	1,895	70,191
Symetra Financial Corp.	6,288	144,938
Third Point Reinsurance Ltd.[a]	4,669	67,654
Torchmark Corp.	10,878	589,261
Travelers Companies Inc. (The)	28,757	3,043,928
United Fire Group Inc.	1,615	48,014
United Insurance Holdings Corp.	125	2,744
Universal Insurance Holdings Inc.	139	2,843
Unum Group	21,388	746,013
Validus Holdings Ltd.	7,529	312,905
White Mountains Insurance Group Ltd.	514	323,877
WR Berkley Corp.	8,325	426,740
XL Group PLC	22,577	775,971

		52,617,256
INTERNET & CATALOG RETAIL — 0.09%
1-800-FLOWERS.COM Inc. Class Aa	2,645	21,795
EVINE Live Inc.[a]	2,859	18,841
FTD Companies Inc.[a,b]	1,328	46,241
Gaiam Inc. Class Aa	1,460	10,410
Lands’ End Inc.[a]	1,302	70,256
Liberty Interactive Corp. Series Aa	20,459	601,904
Orbitz Worldwide Inc.[a]	2,284	18,797
Shutterfly Inc.[a]	1,235	51,493
Travelport Worldwide Ltd.[b]	1,383	24,894
Wayfair Inc.[a]	578	11,473

		876,104
INTERNET SOFTWARE & SERVICES — 0.55%
Actua Corp.[a]	3,399	62,780
Aerohive Networks Inc.[a]	425	2,040
Amber Road Inc.[a,b]	45	460
AOL Inc.[a]	6,565	303,106
Bankrate Inc.[a]	5,026	62,473
Bazaarvoice Inc.[a,b]	1,969	15,831
Blucora Inc.[a,b]	3,460	47,921

Security	Shares	Value

Borderfree Inc.[a]	30	$269
Dealertrack Technologies Inc.[a]	700	31,017
Demand Media Inc.[a]	586	3,586
Dice Holdings Inc.[a]	2,077	20,791
Digital River Inc.[a]	2,610	64,545
EarthLink Holdings Corp.	8,519	37,398
Everyday Health Inc.[a]	38	561
Five9 Inc.[a]	103	461
HomeAway Inc.[a]	558	16,617
IAC/InterActiveCorp	3,609	219,391
Internap Corp.[a,b]	4,486	35,709
IntraLinks Holdings Inc.[a]	2,991	35,593
Limelight Networks Inc.[a]	4,912	13,606
Liquidity Services Inc.[a,b]	2,171	17,737
Millennial Media Inc.[a,b]	6,124	9,798
Monster Worldwide Inc.[a]	8,039	37,140
OPOWER Inc.[a,b]	39	555
Perficient Inc.[a,b]	987	18,388
Q2 Holdings Inc.[a,b]	91	1,714
QuinStreet Inc.[a]	2,624	15,928
RealNetworks Inc.[a]	1,764	12,419
Reis Inc.	639	16,723
Rightside Group Ltd.[a,b]	590	3,965
Stamps.com Inc.[a]	112	5,375
TechTarget Inc.[a]	1,250	14,212
Tremor Video Inc.[a]	2,779	7,976
Trulia Inc.[a]	276	12,704
Yahoo! Inc.[a]	78,396	3,959,782
YuMe Inc.[a,b]	2,084	10,503

		5,119,074
IT SERVICES — 0.64%
Acxiom Corp.[a]	6,345	128,613
Amdocs Ltd.	13,294	620,232
Booz Allen Hamilton Holding Corp.	304	8,065
CACI International Inc. Class Aa	1,919	165,379
CIBER Inc.[a]	5,900	20,945
Computer Sciences Corp.	11,326	714,104
Computer Task Group Inc.	1,213	11,560
Convergys Corp.	8,648	176,160
CoreLogic Inc.[a]	7,645	241,506
CSG Systems International Inc.	1,638	41,065
Datalink Corp.[a]	1,547	19,956
DST Systems Inc.	432	40,673
ExlService Holdings Inc.[a]	1,530	43,926
Fidelity National Information Services Inc.	20,814	1,294,631
Genpact Ltd.[a]	11,787	223,128
Global Cash Access Inc.[a]	5,496	39,296
Hackett Group Inc. (The)	1,508	13,255
Higher One Holdings Inc.[a]	1,776	7,477
Leidos Holdings Inc.	5,339	232,353
ManTech International Corp. Class A	1,897	57,346
ModusLink Global Solutions Inc.[a,b]	3,699	13,871
MoneyGram International Inc.[a]	2,363	21,480
Paychex Inc.	3,009	138,926
PRGX Global Inc.[a]	2,429	13,894
ServiceSource International Inc.[a,b]	5,577	26,100
Sykes Enterprises Inc.[a]	2,847	66,819
TeleTech Holdings Inc.[a]	566	13,403
Teradata Corp.[a,b]	2,747	119,989
Total System Services Inc.	3,067	104,155
Unisys Corp.[a,b]	1,671	49,261

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

Xerox Corp.	96,368	$1,335,661

		6,003,229
LEISURE EQUIPMENT & PRODUCTS — 0.11%
Arctic Cat Inc.	680	24,140
Black Diamond Inc.[a]	1,895	16,581
Brunswick Corp.	3,837	196,685
Callaway Golf Co.	6,297	48,487
Escalade Inc.	713	10,759
Hasbro Inc.	1,601	88,039
JAKKS Pacific Inc.[a]	1,648	11,206
Johnson Outdoors Inc. Class A	543	16,942
LeapFrog Enterprises Inc.[a,b]	5,320	25,111
Mattel Inc.	17,964	555,896
Nautilus Inc.[a]	1,118	16,971

		1,010,817
LIFE SCIENCES TOOLS & SERVICES — 0.54%
Affymetrix Inc.[a]	4,538	44,790
Agilent Technologies Inc.	23,715	970,892
Albany Molecular Research Inc.[a,b]	1,928	31,388
Bio-Rad Laboratories Inc. Class Aa	1,691	203,867
Bio-Techne Corp.	1,542	142,481
Charles River Laboratories International Inc.[a]	2,060	131,098
Covance Inc.[a]	435	45,170
INC Research Holdings Inc.[a]	98	2,518
PerkinElmer Inc.	7,644	334,272
PRA Health Sciences Inc.[a,b]	198	4,795
QIAGEN NVa	19,420	455,593
Quintiles Transnational Holdings Inc.[a]	2,308	135,872
Thermo Fisher Scientific Inc.	19,713	2,469,842
VWR Corp.[a,b]	1,133	29,311

		5,001,889
MACHINERY — 1.70%
Accuride Corp.[a]	240	1,042
Actuant Corp. Class A	5,399	147,069
AGCO Corp.	7,807	352,876
Alamo Group Inc.	535	25,915
Albany International Corp. Class A	2,209	83,920
American Railcar Industries Inc.	36	1,854
Astec Industries Inc.	1,624	63,839
Barnes Group Inc.	4,410	163,214
Briggs & Stratton Corp.	3,945	80,557
Caterpillar Inc.	40,706	3,725,820
CIRCOR International Inc.	145	8,741
CLARCOR Inc.	242	16,127
Columbus McKinnon Corp.	1,537	43,098
Crane Co.	2,574	151,094
Deere & Co.	23,479	2,077,187
Donaldson Co. Inc.	955	36,892
Douglas Dynamics Inc.	145	3,107
Dover Corp.	3,606	258,622
Dynamic Materials Corp.	1,119	17,926
Energy Recovery Inc.[a,b]	2,149	11,325
ESCO Technologies Inc.	2,188	80,737
Federal Signal Corp.	5,186	80,072
FreightCar America Inc.	973	25,600
Global Brass & Copper Holdings Inc.	533	7,014
Hurco Companies Inc.	533	18,170

Security	Shares	Value

IDEX Corp.	580	$45,147
Ingersoll-Rand PLC	20,550	1,302,665
ITT Corp.	5,892	238,390
Joy Global Inc.	8,363	389,047
Kadant Inc.	723	30,865
Kennametal Inc.	6,608	236,500
L.B. Foster Co. Class A	793	38,516
Lincoln Electric Holdings Inc.	4,392	303,443
Lindsay Corp.[b]	153	13,118
Lydall Inc.[a]	177	5,809
Meritor Inc.[a]	3,843	58,222
Miller Industries Inc.	956	19,875
Mueller Industries Inc.	1,624	55,443
Navistar International Corp.[a,b]	3,720	124,546
NN Inc.	114	2,344
Oshkosh Corp.	6,523	317,344
PACCAR Inc.	2,473	168,189
Parker-Hannifin Corp.	5,773	744,428
Pentair PLC	14,965	993,975
Snap-on Inc.	4,147	567,061
SPX Corp.	3,429	294,620
Standex International Corp.	293	22,637
Stanley Black & Decker Inc.	11,515	1,106,361
Terex Corp.	9,171	255,688
Timken Co. (The)	6,313	269,439
Titan International Inc.	3,600	38,268
TriMas Corp.[a]	415	12,985
Trinity Industries Inc.	3,013	84,394
Twin Disc Inc.	174	3,456
Valmont Industries Inc.	1,922	244,094
Watts Water Technologies Inc. Class A	2,192	139,061
Woodward Inc.	1,806	88,909
Xylem Inc.	4,214	160,427

		15,857,084
MARINE — 0.02%
Baltic Trading Ltd.[b]	3,974	9,975
International Shipholding Corp.	425	6,332
Knightsbridge Shipping Ltd.[b]	3,035	13,749
Matson Inc.	2,316	79,948
Navios Maritime Holdings Inc.	6,539	26,875
Safe Bulkers Inc.[b]	3,157	12,344
Scorpio Bulkers Inc.[a]	11,112	21,891
Ultrapetrol (Bahamas) Ltd.[a]	1,779	3,807

		174,921
MEDIA — 1.89%
A.H. Belo Corp. Class A	1,543	16,016
AMC Entertainment Holdings Inc. Class A	1,872	49,009
CBS Corp. Class B NVS	4,090	226,341
Central European Media Enterprises Ltd. Class Aa,b	6,339	20,348
Cinedigm Corp.[a]	4,671	7,567
Clear Channel Outdoor Holdings Inc. Class A	1,792	18,977
Comcast Corp. Class A	18,268	1,059,727
Crown Media Holdings Inc. Class Aa	501	1,774
Cumulus Media Inc. Class Aa,b	3,546	15,000
Daily Journal Corp.[a,b]	110	28,931
Dex Media Inc.[a,b]	1,401	12,567
DISH Network Corp. Class Aa	4,703	342,802
DreamWorks Animation SKG Inc. Class Aa,b	6,150	137,329
E.W. Scripps Co. (The) Class Aa	2,451	54,780

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

Entercom Communications Corp. Class Aa	1,935	$23,530
Entravision Communications Corp. Class A	264	1,711
Eros International PLC[a]	1,047	22,155
Gannett Co. Inc.	18,866	602,391
Global Eagle Entertainment Inc.[a,b]	986	13,419
Global Sources Ltd.[a]	1,323	8,414
Harte-Hanks Inc.	3,565	27,593
Hemisphere Media Group Inc.[a,b]	1,094	14,758
John Wiley & Sons Inc. Class A	3,606	213,619
Journal Communications Inc. Class Aa	3,456	39,502
Lee Enterprises Inc.[a,b]	4,276	15,736
Liberty Broadband Corp. Class Aa	1,937	97,024
Liberty Broadband Corp. Class Ca	3,872	192,903
Liberty Media Corp. Class Aa	7,904	278,774
Liberty Media Corp. Class Ca	15,778	552,703
Live Nation Entertainment Inc.[a]	5,904	154,153
Madison Square Garden Inc. Class Aa	5,106	384,278
Martha Stewart Living Omnimedia Inc. Class Aa	601	2,590
McClatchy Co. (The) Class Aa,b	4,941	16,404
MDC Partners Inc.	2,494	56,664
Media General Inc.[a]	4,494	75,185
Meredith Corp.	2,924	158,832
National CineMedia Inc.	4,141	59,506
New Media Investment Group Inc.	3,024	71,457
New York Times Co. (The) Class A	11,761	155,480
News Corp. Class A NVS[a]	41,279	647,668
ReachLocal Inc.[a,b]	425	1,462
Reading International Inc. Class Aa	1,370	18,166
Regal Entertainment Group Class A	5,335	113,956
Rentrak Corp.[a,b]	90	6,554
Saga Communications Inc. Class A	169	7,348
Salem Communications Corp. Class A	830	6,491
Scholastic Corp.	2,145	78,121
SFX Entertainment Inc.[a,b]	3,580	16,217
Sizmek Inc.[a]	2,210	13,835
Starz[a,b]	1,099	32,640
Thomson Reuters Corp.	29,328	1,183,092
Time Inc.	9,304	228,971
Time Warner Inc.	72,989	6,234,720
Townsquare Media Inc.[a]	289	3,815
Twenty-First Century Fox Inc. Class A	41,401	1,590,005
Walt Disney Co. (The)	23,218	2,186,903

		17,599,913
METALS & MINING — 0.95%
A.M. Castle & Co.[a,b]	1,358	10,837
AK Steel Holding Corp.[a,b]	14,669	87,134
Alcoa Inc.	96,853	1,529,309
Allegheny Technologies Inc.	9,008	313,208
Allied Nevada Gold Corp.[a,b]	8,637	7,514
Ampco-Pittsburgh Corp.	653	12,570
Carpenter Technology Corp.	4,126	203,205
Century Aluminum Co.[a]	4,135	100,894
Cliffs Natural Resources Inc.[b]	12,842	91,692
Coeur Mining Inc.[a]	5,750	29,382
Commercial Metals Co.	9,834	160,196
Freeport-McMoRan Inc.	85,981	2,008,516
Gerber Scientific Inc. Escrow[a]	1,091	11
Handy & Harman Ltd.[a]	217	9,989
Haynes International Inc.	996	48,306
Hecla Mining Co.[b]	28,319	79,010
Horsehead Holding Corp.[a,b]	3,653	57,827

Security	Shares	Value

Kaiser Aluminum Corp.	1,530	$109,288
Materion Corp.	1,130	39,810
Molycorp Inc.[a,b]	17,240	15,182
Newmont Mining Corp.	41,253	779,682
Noranda Aluminium Holding Corp.	2,776	9,772
Nucor Corp.	26,277	1,288,887
Olympic Steel Inc.	719	12,784
Reliance Steel & Aluminum Co.	6,419	393,292
Royal Gold Inc.	5,346	335,194
RTI International Metals Inc.[a]	2,317	58,527
Ryerson Holding Corp.[a]	731	7,259
Schnitzer Steel Industries Inc. Class A	2,047	46,180
Steel Dynamics Inc.	19,909	393,004
Stillwater Mining Co.[a,b]	645	9,507
SunCoke Energy Inc.	1,776	34,348
Tahoe Resources Inc.	5,753	79,794
TimkenSteel Corp.	3,147	116,533
United States Steel Corp.	12,034	321,789
Universal Stainless & Alloy Products Inc.[a]	561	14,109
Walter Energy Inc.[b]	3,402	4,695

		8,819,236
MULTI-UTILITIES — 2.20%
Alliant Energy Corp.	9,208	611,595
Ameren Corp.	20,158	929,889
Avista Corp.	5,054	178,659
Black Hills Corp.	3,729	197,786
CenterPoint Energy Inc.	35,637	834,975
CMS Energy Corp.	22,292	774,647
Consolidated Edison Inc.	24,219	1,598,696
Dominion Resources Inc.	45,195	3,475,496
DTE Energy Co.	14,658	1,266,011
Integrys Energy Group Inc.	6,629	516,068
MDU Resources Group Inc.	16,065	377,528
NiSource Inc.	26,008	1,103,259
NorthWestern Corp.	3,895	220,379
PG&E Corp.	38,468	2,048,036
Public Service Enterprise Group Inc.	41,837	1,732,470
SCANA Corp.	11,675	705,170
Sempra Energy	20,314	2,262,167
TECO Energy Inc.	19,319	395,846
Vectren Corp.	6,847	316,537
Wisconsin Energy Corp.	18,751	988,928

		20,534,142
MULTILINE RETAIL — 0.64%
Big Lots Inc.	3,077	123,142
Bon-Ton Stores Inc. (The)[b]	1,245	9,225
Burlington Stores Inc.[a]	235	11,106
Dillard’s Inc.	634	79,364
Dollar General Corp.[a]	6,152	434,946
Family Dollar Stores Inc.	434	34,377
Fred’s Inc. Class A	2,990	52,056
J.C. Penney Co. Inc.[a,b]	25,257	163,665
Kohl’s Corp.	16,249	991,839
Macy’s Inc.	6,854	450,651
Sears Holdings Corp.[a,b]	506	16,688
Target Corp.	47,147	3,578,929
Tuesday Morning Corp.[a]	681	14,778

		5,960,766

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 9.86%
Adams Resources & Energy Inc.	154	$7,692
Alon USA Energy Inc.	1,894	23,997
Alpha Natural Resources Inc.[a,b]	19,219	32,096
American Eagle Energy Corp.[a,b]	2,428	1,512
Amyris Inc.[a,b]	3,012	6,205
Anadarko Petroleum Corp.	38,746	3,196,545
Apache Corp.	31,926	2,000,802
Apco Oil and Gas International Inc.[a]	660	9,260
Approach Resources Inc.[a,b]	1,872	11,962
Arch Coal Inc.[b]	17,119	30,472
Ardmore Shipping Corp.	1,467	17,560
Bill Barrett Corp.[a,b]	4,106	46,767
BPZ Resources Inc.[a,b]	5,467	1,580
California Resources Corp.[a]	24,233	133,524
Callon Petroleum Co.[a]	4,570	24,907
Chesapeake Energy Corp.	33,602	657,591
Chevron Corp.	157,502	17,668,574
Cimarex Energy Co.	6,342	672,252
Clean Energy Fuels Corp.[a,b]	2,566	12,817
Cloud Peak Energy Inc.[a,b]	4,928	45,239
Cobalt International Energy Inc.[a]	2,633	23,407
Comstock Resources Inc.[b]	3,888	26,477
ConocoPhillips	101,585	7,015,460
CONSOL Energy Inc.	19,054	644,216
Contango Oil & Gas Co.[a]	1,413	41,316
CVR Energy Inc.	731	28,297
Delek US Holdings Inc.	2,337	63,753
Denbury Resources Inc.	29,623	240,835
Devon Energy Corp.	33,764	2,066,694
DHT Holdings Inc.	7,667	56,046
Dorian LPG Ltd.[a]	569	7,903
Eclipse Resources Corp.[a,b]	1,367	9,610
Emerald Oil Inc.[a,b]	4,703	5,644
Energen Corp.	6,036	384,855
Energy XXI Ltd.[b]	7,775	25,347
EP Energy Corp. Class Aa,b	2,722	28,418
EQT Corp.	1,198	90,689
EXCO Resources Inc.[b]	9,291	20,161
Exxon Mobil Corp.	355,289	32,846,468
Frontline Ltd.[a,b]	4,134	10,376
GasLog Ltd.[b]	2,730	55,555
Gastar Exploration Inc.[a,b]	293	706
Golar LNG Ltd.[b]	4,213	153,648
Green Plains Inc.	458	11,349
Gulfport Energy Corp.[a]	1,407	58,728
Halcon Resources Corp.[a,b]	21,741	38,699
Hallador Energy Co.	546	6,011
Harvest Natural Resources Inc.[a]	3,377	6,112
Hess Corp.	23,004	1,698,155
HollyFrontier Corp.	13,472	504,931
Kinder Morgan Inc.	81,367	3,442,638
Laredo Petroleum Inc.[a,b]	923	9,553
Marathon Oil Corp.	55,885	1,580,987
Marathon Petroleum Corp.	5,333	481,357
Matador Resources Co.[a,b]	2,636	53,326
Memorial Resource Development Corp.[a]	1,904	34,329
Midstates Petroleum Co. Inc.[a,b]	2,752	4,156
Miller Energy Resources Inc.[a,b]	2,486	3,108
Murphy Oil Corp.	14,920	753,758
Navios Maritime Acquisition Corp.	6,667	24,201
Newfield Exploration Co.[a]	11,343	307,622

Security	Shares	Value

Noble Energy Inc.	8,613	$408,515
Nordic American Tankers Ltd.[b]	7,147	71,970
Northern Oil and Gas Inc.[a,b]	5,323	30,075
Occidental Petroleum Corp.	65,008	5,240,295
ONEOK Inc.	8,102	403,399
Pacific Ethanol Inc.[a,b]	2,012	20,784
PBF Energy Inc.	3,934	104,802
PDC Energy Inc.[a]	2,755	113,699
Peabody Energy Corp.	22,847	176,836
Penn Virginia Corp.[a,b]	5,755	38,443
PetroCorp Inc. Escrow[a]	190	—
PetroQuest Energy Inc.[a]	298	1,115
Phillips 66	27,635	1,981,429
QEP Resources Inc.	13,051	263,891
Quicksilver Resources Inc.[a,b]	9,723	1,927
Renewable Energy Group Inc.[a,b]	2,829	27,470
Resolute Energy Corp.[a,b]	6,842	9,031
REX American Resources Corp.[a,b]	114	7,065
Rosetta Resources Inc.[a]	4,427	98,766
RSP Permian Inc.[a,b]	1,594	40,073
Sanchez Energy Corp.[a,b]	1,827	16,973
SandRidge Energy Inc.[a,b]	41,113	74,826
Scorpio Tankers Inc.	13,188	114,604
Ship Finance International Ltd.[b]	4,840	68,341
Spectra Energy Corp.	55,511	2,015,049
Stone Energy Corp.[a]	4,680	78,998
Swift Energy Co.[a,b]	3,556	14,402
Teekay Corp.	2,049	104,274
Teekay Tankers Ltd. Class A	5,084	25,725
Tesoro Corp.	6,138	456,360
TransAtlantic Petroleum Ltd.[a]	1,097	5,913
Triangle Petroleum Corp.[a,b]	2,749	13,140
Ultra Petroleum Corp.[a,b]	8,917	117,348
VAALCO Energy Inc.[a]	4,214	19,216
Valero Energy Corp.	33,566	1,661,517
W&T Offshore Inc.	1,788	13,124
Warren Resources Inc.[a]	6,849	11,027
Westmoreland Coal Co.[a]	1,228	40,782
Whiting Petroleum Corp.[a]	8,880	293,040
World Fuel Services Corp.	4,660	218,694
WPX Energy Inc.[a]	16,682	194,012

		92,063,205
PAPER & FOREST PRODUCTS — 0.25%
Domtar Corp.	5,244	210,914
International Paper Co.	30,245	1,620,527
Louisiana-Pacific Corp.[a]	11,671	193,272
Neenah Paper Inc.	673	40,562
P.H. Glatfelter Co.	2,208	56,458
Resolute Forest Products Inc.[a]	5,232	92,135
Schweitzer-Mauduit International Inc.	2,149	90,903
Wausau Paper Corp.	155	1,762

		2,306,533
PERSONAL PRODUCTS — 0.04%
Avon Products Inc.	21,341	200,392
Coty Inc. Class A	1,412	29,172
Elizabeth Arden Inc.[a,b]	2,146	45,903
Female Health Co. (The)	539	2,113
Inter Parfums Inc.	1,253	34,395
Nature’s Sunshine Products Inc.	930	13,783

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

Nutraceutical International Corp.[a]	790	$17,032
Revlon Inc. Class Aa	832	28,421
Synutra International Inc.[a]	181	1,100

		372,311
PHARMACEUTICALS — 6.71%
Amphastar Pharmaceuticals Inc.[a]	79	917
Bristol-Myers Squibb Co.	88,171	5,204,734
Catalent Inc.[a]	406	11,319
Dermira Inc.[a]	83	1,503
Eli Lilly and Co.	81,407	5,616,269
Hospira Inc.[a]	13,837	847,516
Impax Laboratories Inc.[a]	4,683	148,358
Intersect ENT Inc.[a]	188	3,488
Johnson & Johnson	197,318	20,633,543
Mallinckrodt PLC[a]	2,599	257,379
Medicines Co. (The)[a]	454	12,562
Merck & Co. Inc.	207,939	11,808,856
Nektar Therapeutics[a,b]	4,532	70,246
Omeros Corp.[a,b]	173	4,287
Perrigo Co. PLC	8,999	1,504,273
Pfizer Inc.	527,748	16,439,350
Revance Therapeutics Inc.[a]	386	6,539
Sagent Pharmaceuticals Inc.[a]	511	12,831
SciClone Pharmaceuticals Inc.[a]	1,220	10,687
Theravance Biopharma Inc.[a]	116	1,731
Theravance Inc.[b]	410	5,802
XenoPort Inc.[a,b]	4,909	43,052
ZS Pharma Inc.[a,b]	83	3,450

		62,648,692
PROFESSIONAL SERVICES — 0.30%
Acacia Research Corp.	4,116	69,725
CBIZ Inc.[a,b]	3,165	27,092
CDI Corp.	1,389	24,599
CRA International Inc.[a]	947	28,713
Dun & Bradstreet Corp. (The)	1,956	236,598
Equifax Inc.	4,692	379,442
Franklin Covey Co.[a]	299	5,789
FTI Consulting Inc.[a]	3,393	131,072
GP Strategies Corp.[a,b]	324	10,993
Heidrick & Struggles International Inc.	1,502	34,621
Hill International Inc.[a]	412	1,582
Huron Consulting Group Inc.[a]	1,825	124,812
ICF International Inc.[a]	1,627	66,674
Kelly Services Inc. Class A	2,169	36,916
Korn/Ferry International[a]	2,026	58,268
Manpowergroup Inc.	6,600	449,922
Navigant Consulting Inc.[a]	4,135	63,555
Nielsen NV	5,915	264,578
Paylocity Holding Corp.[a]	564	14,726
Pendrell Corp.[a]	12,598	17,385
Resources Connection Inc.	3,537	58,184
RPX Corp.[a]	3,876	53,411
Towers Watson & Co. Class A	5,381	608,968
TriNet Group Inc.[a]	860	26,901
VSE Corp.	305	20,100

		2,814,626

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.52%
Acadia Realty Trust	5,335	$170,880
AG Mortgage Investment Trust Inc.	2,224	41,300
Agree Realty Corp.	1,333	41,443
Alexander’s Inc.	8	3,497
Alexandria Real Estate Equities Inc.	5,979	530,576
Altisource Residential Corp.	4,700	91,180
American Assets Trust Inc.	1,647	65,567
American Campus Communities Inc.	8,739	361,445
American Capital Agency Corp.	29,321	640,077
American Capital Mortgage Investment Corp.	4,393	82,764
American Homes 4 Rent Class A	12,420	211,513
American Realty Capital Healthcare Trust Inc.	13,997	166,564
American Realty Capital Properties Inc.	75,393	682,307
American Residential Properties Inc.[a,b]	2,627	46,156
AmREIT Inc.	1,522	40,394
Annaly Capital Management Inc.	78,679	850,520
Anworth Mortgage Asset Corp.	8,846	46,442
Apartment Investment and Management Co. Class A	5,165	191,880
Apollo Commercial Real Estate Finance Inc.	3,955	64,704
Apollo Residential Mortgage Inc.	2,489	39,252
Ares Commercial Real Estate Corp.	2,823	32,408
Armada Hoffler Properties Inc.	1,732	16,437
ARMOUR Residential REIT Inc.	29,012	106,764
Ashford Hospitality Prime Inc.	720	12,355
Ashford Hospitality Trust Inc.	6,263	65,636
Associated Estates Realty Corp.	4,906	113,868
AvalonBay Communities Inc.	10,730	1,753,175
Aviv REIT Inc.	1,402	48,341
BioMed Realty Trust Inc.	16,042	345,545
Boston Properties Inc.	11,139	1,433,478
Brandywine Realty Trust	14,838	237,111
Brixmor Property Group Inc.	4,465	110,911
Camden Property Trust	7,103	524,486
Campus Crest Communities Inc.	5,206	38,056
Capstead Mortgage Corp.[b]	7,900	97,012
CareTrust REIT Inc.	140	1,726
CatchMark Timber Trust Inc. Class Ab	1,865	21,112
CBL & Associates Properties Inc.	13,818	268,346
Cedar Realty Trust Inc.	7,100	52,114
Chambers Street Properties	19,215	154,873
Chatham Lodging Trust	2,829	81,956
Chesapeake Lodging Trust	4,542	169,008
Chimera Investment Corp.	85,487	271,849
Colony Financial Inc.	8,882	211,569
Columbia Property Trust Inc.	8,792	222,877
CorEnergy Infrastructure Trust Inc.	2,558	16,576
Corporate Office Properties Trust	7,750	219,867
Corrections Corp. of America[b]	9,633	350,063
Cousins Properties Inc.	18,252	208,438
CubeSmart	13,436	296,533
CyrusOne Inc.	2,707	74,578
CYS Investments Inc.	13,061	113,892
DCT Industrial Trust Inc.	6,869	244,949
DDR Corp.	24,847	456,191
DiamondRock Hospitality Co.	16,279	242,069
Digital Realty Trust Inc.[b]	11,237	745,013
Douglas Emmett Inc.	11,887	337,591
Duke Realty Corp.	27,443	554,349
DuPont Fabros Technology Inc.[b]	3,577	118,899
Dynex Capital Inc.	4,399	36,292
EastGroup Properties Inc.	304	19,249

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

Education Realty Trust Inc.	2,398	$87,743
EPR Properties	4,748	273,627
Equity Commonwealth	10,671	273,925
Equity Lifestyle Properties, Inc.	1,920	98,976
Equity One Inc.	5,036	127,713
Equity Residential	29,897	2,147,800
Essex Property Trust Inc.	5,165	1,067,089
Excel Trust Inc.	5,308	71,074
Federal Realty Investment Trust	1,887	251,839
FelCor Lodging Trust Inc.	10,303	111,478
First Industrial Realty Trust Inc.	9,172	188,576
First Potomac Realty Trust	4,940	61,058
Franklin Street Properties Corp.	7,206	88,418
Gaming and Leisure Properties Inc.	5,855	171,786
General Growth Properties Inc.	47,089	1,324,614
GEO Group Inc. (The)	6,018	242,886
Getty Realty Corp.[b]	2,063	37,567
Gladstone Commercial Corp.	1,621	27,833
Glimcher Realty Trust	2,207	30,324
Government Properties Income Trust	4,746	109,205
Gramercy Property Trust Inc.	15,516	107,060
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,766	25,130
Hatteras Financial Corp.	8,221	151,513
HCP Inc.[b]	38,013	1,673,712
Health Care REIT Inc.	12,694	960,555
Healthcare Realty Trust Inc.	7,952	217,249
Healthcare Trust of America Inc. Class Ab	8,511	229,286
Hersha Hospitality Trust	16,851	118,463
Highwoods Properties Inc.	7,493	331,790
Home Properties Inc.	4,778	313,437
Hospitality Properties Trust	12,006	372,186
Host Hotels & Resorts Inc.[b]	62,645	1,489,072
Hudson Pacific Properties Inc.	4,441	133,496
Inland Real Estate Corp.	7,169	78,501
Invesco Mortgage Capital Inc.	10,513	162,531
Investors Real Estate Trust	9,414	76,912
Iron Mountain Inc.[b]	1,586	61,315
iStar Financial Inc.[a]	7,406	101,092
Kilroy Realty Corp.	6,806	470,090
Kimco Realty Corp.	33,970	854,006
Kite Realty Group Trust	2,738	78,690
LaSalle Hotel Properties	9,280	375,562
Lexington Realty Trust[b]	17,017	186,847
Liberty Property Trust	12,237	460,478
LTC Properties Inc.	2,876	124,157
Macerich Co. (The)	13,125	1,094,756
Mack-Cali Realty Corp.	7,416	141,349
Medical Properties Trust Inc.	14,623	201,505
MFA Financial Inc.	30,063	240,203
Mid-America Apartment Communities Inc.[b]	6,257	467,273
Monmouth Real Estate Investment Corp. Class A	4,835	53,523
National Retail Properties Inc.[b]	10,959	431,456
New Residential Investment Corp.	11,952	152,627
New York Mortgage Trust Inc.[b]	8,045	62,027
New York REIT Inc.[b]	13,451	142,446
NorthStar Realty Finance Corp.	14,106	247,983
Omega Healthcare Investors Inc.[b]	7,010	273,881
One Liberty Properties Inc.	927	21,942
Outfront Media Inc.	10,123	271,700
Owens Realty Mortgage Inc.	848	12,423
Paramount Group Inc.[a]	11,881	220,868
Parkway Properties Inc.	6,532	120,123
Pebblebrook Hotel Trust	5,933	270,723

Security	Shares	Value

Pennsylvania Real Estate Investment Trust	5,614	$131,704
PennyMac Mortgage Investment Trust[c]	2,669	56,289
Physicians Realty Trust[b]	3,935	65,321
Piedmont Office Realty Trust Inc. Class A	12,662	238,552
Plum Creek Timber Co. Inc.	7,628	326,402
Post Properties Inc.	4,532	266,346
Prologis Inc.	41,325	1,778,215
PS Business Parks Inc.	803	63,871
Public Storage	929	171,726
RAIT Financial Trust[b]	5,725	43,911
Ramco-Gershenson Properties Trust	6,415	120,217
Rayonier Inc.	9,226	257,774
Realty Income Corp.[b]	18,373	876,576
Redwood Trust Inc.	6,840	134,748
Regency Centers Corp.	7,666	488,937
Resource Capital Corp.	10,996	55,420
Retail Opportunity Investments Corp.	7,431	124,766
Retail Properties of America Inc. Class A	19,608	327,258
Rexford Industrial Realty Inc.	3,815	59,934
RLJ Lodging Trust	10,779	361,420
Rouse Properties Inc.[b]	3,151	58,357
Ryman Hospitality Properties Inc.	1,755	92,559
Sabra Health Care REIT Inc.	247	7,501
Saul Centers Inc.	115	6,577
Select Income REIT	3,029	73,938
Senior Housing Properties Trust	16,888	373,394
Silver Bay Realty Trust Corp.	1,144	18,945
Simon Property Group Inc.	6,540	1,190,999
SL Green Realty Corp.	7,924	943,114
Sovran Self Storage Inc.	394	34,365
Spirit Realty Capital Inc.	33,062	393,107
STAG Industrial Inc.	4,713	115,468
Starwood Property Trust Inc.	18,241	423,921
Starwood Waypoint Residential Trust	3,298	86,968
STORE Capital Corp.	2,627	56,769
Strategic Hotels & Resorts Inc.[a]	4,763	63,014
Summit Hotel Properties Inc.	6,843	85,127
Sunstone Hotel Investors Inc.	16,995	280,587
Tanger Factory Outlet Centers Inc.	2,833	104,708
Taubman Centers Inc.	333	25,448
Terreno Realty Corp.	3,562	73,484
Trade Street Residential Inc.[b]	1,607	12,358
Two Harbors Investment Corp.	30,398	304,588
UDR Inc.	20,916	644,631
UMH Properties Inc.	1,909	18,231
Urstadt Biddle Properties Inc. Class A	208	4,551
Ventas Inc.	10,414	746,684
Vornado Realty Trust	11,990	1,411,343
Washington Prime Group Inc.	12,875	221,707
Washington Real Estate Investment Trust[b]	5,502	152,185
Weingarten Realty Investors	10,136	353,949
Western Asset Mortgage Capital Corp.[b]	3,327	48,907
Weyerhaeuser Co.	38,992	1,399,423
Whitestone REIT Class B	2,146	32,426
WP Carey Inc.	8,239	577,554

		51,553,766
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
Alexander & Baldwin Inc.	4,015	157,629
Altisource Asset Management Corp.[a]	15	4,652
AV Homes Inc.[a]	1,110	16,173
Consolidated-Tomoka Land Co.	264	14,731

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

Forest City Enterprises Inc. Class Aa	13,738	$292,619
Forestar Group Inc.[a]	2,863	44,090
Howard Hughes Corp. (The)[a]	1,742	227,192
Jones Lang LaSalle Inc.	2,723	408,259
Kennedy-Wilson Holdings Inc.	5,594	141,528
RE/MAX Holdings Inc. Class A	798	27,332
Realogy Holdings Corp.[a]	6,862	305,290
St. Joe Co. (The)[a,b]	291	5,352
Tejon Ranch Co.[a,b]	1,006	29,637

		1,674,484
ROAD & RAIL — 0.72%
AMERCO	275	78,172
ArcBest Corp.	162	7,512
Celadon Group Inc.	1,533	34,784
Con-way Inc.	4,748	233,507
CSX Corp.	83,122	3,011,510
FRP Holdings Inc.[a,b]	521	20,428
Genesee & Wyoming Inc. Class Aa	2,328	209,334
Kansas City Southern Industries Inc.	2,076	253,334
Marten Transport Ltd.	1,138	24,877
Norfolk Southern Corp.	20,196	2,213,684
P.A.M. Transportation Services Inc.[a]	235	12,182
Quality Distribution Inc.[a]	1,894	20,152
Roadrunner Transportation Systems Inc.[a]	1,466	34,231
Ryder System Inc.	4,377	406,404
Universal Truckload Services Inc.	226	6,443
USA Truck Inc.[a]	662	18,801
Werner Enterprises Inc.	2,841	88,497
YRC Worldwide Inc.[a,b]	2,310	51,952

		6,725,804
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.55%
Advanced Energy Industries Inc.[a]	173	4,100
Alpha & Omega Semiconductor Ltd.[a]	1,512	13,381
Altera Corp.	16,300	602,122
Amkor Technology Inc.[a]	3,410	24,211
Analog Devices Inc.	14,217	789,328
Applied Materials Inc.	33,584	836,913
Audience Inc.[a]	956	4,206
Axcelis Technologies Inc.[a]	8,525	21,824
Broadcom Corp.	44,223	1,916,183
Brooks Automation Inc.	5,337	68,047
Cabot Microelectronics Corp.[a]	300	14,196
Cascade Microtech Inc.[a]	948	13,850
CEVA Inc.[a]	1,815	32,924
Cirrus Logic Inc.[a]	3,662	86,313
Cohu Inc.	1,929	22,955
Cree Inc.[a,b]	4,553	146,698
Diodes Inc.[a]	1,089	30,024
DSP Group Inc.[a]	1,639	17,816
Entegris Inc.[a]	5,181	68,441
Entropic Communications Inc.[a,b]	7,121	18,016
Exar Corp.[a]	2,756	28,111
Fairchild Semiconductor International Inc.[a]	10,196	172,108
First Solar Inc.[a,b]	6,065	270,469
FormFactor Inc.[a]	4,276	36,774
Freescale Semiconductor Ltd.[a]	683	17,232
Integrated Device Technology Inc.[a]	2,971	58,232
Integrated Silicon Solution Inc.	2,334	38,674
Intel Corp.	376,856	13,676,104

Security	Shares	Value

International Rectifier Corp.[a]	5,909	$235,769
Intersil Corp. Class A	10,532	152,398
IXYS Corp.	2,023	25,490
KLA-Tencor Corp.	1,219	85,720
Kopin Corp.[a]	5,452	19,736
Lam Research Corp.	9,883	784,117
Marvell Technology Group Ltd.	33,488	485,576
Maxim Integrated Products Inc.	1,910	60,872
Micron Technology Inc.[a]	10,948	383,289
Microsemi Corp.[a]	2,501	70,978
MKS Instruments Inc.	4,507	164,956
Nanometrics Inc.[a]	701	11,791
NVE Corp.[a]	242	17,131
NVIDIA Corp.	38,770	777,339
OmniVision Technologies Inc.[a]	4,779	124,254
ON Semiconductor Corp.[a]	17,783	180,142
Pericom Semiconductor Corp.[a]	1,781	24,115
Photronics Inc.[a]	4,772	39,655
PMC-Sierra Inc.[a]	9,717	89,008
QuickLogic Corp.[a,b]	271	851
Rubicon Technology Inc.[a]	1,376	6,288
Rudolph Technologies Inc.[a,b]	2,576	26,352
Silicon Image Inc.[a]	3,023	16,687
Silicon Laboratories Inc.[a]	1,108	52,763
SunEdison Inc.[a,b]	15,093	294,464
SunPower Corp.[a]	3,436	88,752
Teradyne Inc.	15,107	298,968
Tessera Technologies Inc.	1,825	65,262
Ultra Clean Holdings Inc.[a]	1,907	17,697
Ultratech Inc.[a]	1,885	34,986
Veeco Instruments Inc.[a,b]	3,302	115,174
Vitesse Semiconductor Corp.[a]	233	881
Xcerra Corp.[a]	2,423	22,195

		23,802,908
SOFTWARE — 1.82%
A10 Networks Inc.[a,b]	105	458
Activision Blizzard Inc.	13,992	281,939
Actuate Corp.[a]	3,682	24,301
ANSYS Inc.[a]	5,907	484,374
Autodesk Inc.[a]	3,926	235,796
Bottomline Technologies Inc.[a]	517	13,070
CA Inc.	26,585	809,513
Citrix Systems Inc.[a]	1,268	80,898
Covisint Corp.[a]	3,058	8,104
Ebix Inc.[b]	2,487	42,254
Electronic Arts Inc.[a]	6,179	290,506
EnerNOC Inc.[a,b]	1,892	29,231
EPIQ Systems Inc.	2,343	40,018
ePlus Inc.[a]	382	28,914
FireEye Inc.[a,b]	1,341	42,349
Globant SAa,b	155	2,421
Glu Mobile Inc.[a,b]	572	2,231
HubSpot Inc.[a]	137	4,605
Infoblox Inc.[a]	428	8,650
Informatica Corp.[a]	913	34,817
Mentor Graphics Corp.	7,939	174,023
Microsoft Corp.	241,259	11,206,481
MobileIron Inc.[a]	289	2,878
Model N Inc.[a]	456	4,843
Nuance Communications Inc.[a]	21,763	310,558
Paycom Software Inc.[a]	483	12,717

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

Progress Software Corp.[a]	4,241	$114,592
QAD Inc. Class A	97	2,194
Rosetta Stone Inc.[a]	1,678	16,377
Rovi Corp.[a]	8,058	182,030
Rubicon Project Inc. (The)[a,b]	40	646
Sapiens International Corp.[a]	2,425	17,872
SeaChange International Inc.[a]	2,983	19,032
Silver Spring Networks Inc.[a,b]	165	1,391
Symantec Corp.	57,105	1,465,029
Synopsys Inc.[a,b]	12,849	558,546
Take-Two Interactive Software Inc.[a]	6,403	179,476
TeleCommunication Systems Inc.[a]	3,964	12,368
TeleNav Inc.[a,b]	2,923	19,496
TiVo Inc.[a]	5,722	67,748
TubeMogul Inc.[a,b]	175	3,946
Varonis Systems Inc.[a,b]	27	886
Verint Systems Inc.[a]	255	14,861
Vringo Inc.[a,b]	816	449
Yodlee Inc.[a]	166	2,025
Zendesk Inc.[a]	99	2,413
Zynga Inc. Class Aa,b	59,832	159,153

		17,016,479
SPECIALTY RETAIL — 0.97%
Aaron’s Inc.	4,392	134,264
Abercrombie & Fitch Co. Class A	5,186	148,527
Aeropostale Inc.[a,b]	6,324	14,672
America’s Car-Mart Inc.[a]	534	28,505
American Eagle Outfitters Inc.	16,119	223,732
Ascena Retail Group Inc.[a]	10,788	135,497
Barnes & Noble Inc.[a,b]	3,591	83,383
bebe stores inc.	2,571	5,631
Bed Bath & Beyond Inc.[a]	8,881	676,466
Best Buy Co. Inc.	16,753	653,032
Big 5 Sporting Goods Corp.	1,486	21,740
Boot Barn Holdings Inc.[a]	265	4,823
Brown Shoe Co. Inc.	1,871	60,153
Build-A-Bear Workshop Inc.[a,b]	284	5,708
Cabela’s Inc.[a,b]	3,675	193,709
CarMax Inc.[a,b]	5,664	377,109
Cato Corp. (The) Class A	1,849	77,991
Chico’s FAS Inc.	7,100	115,091
Children’s Place Inc. (The)	1,808	103,056
Citi Trends Inc.[a]	1,225	30,931
CST Brands Inc.	934	40,732
Destination Maternity Corp.	953	15,200
Destination XL Group Inc.[a]	3,410	18,619
Dick’s Sporting Goods Inc.	6,608	328,087
DSW Inc. Class A	6,202	231,335
Express Inc.[a]	6,555	96,293
Finish Line Inc. (The) Class A	2,980	72,444
Foot Locker Inc.	10,377	582,980
GameStop Corp. Class Ab	8,590	290,342
Genesco Inc.[a]	1,801	137,993
Group 1 Automotive Inc.	1,643	147,246
Guess? Inc.	5,315	112,040
Haverty Furniture Companies Inc.	1,523	33,521
hhgregg Inc.[a,b]	1,092	8,266
Kirkland’s Inc.[a]	364	8,605
L Brands Inc.	12,989	1,124,198
MarineMax Inc.[a]	2,185	43,809
Men’s Wearhouse Inc. (The)	816	36,026

Security	Shares	Value

Michaels Companies Inc. (The)[a]	831	$20,551
Murphy USA Inc.[a]	2,072	142,678
New York & Co. Inc.[a]	827	2,183
Office Depot Inc.[a]	44,298	379,855
Pacific Sunwear of California Inc.[a]	705	1,537
Penske Automotive Group Inc.	1,954	95,883
Pep Boys — Manny, Moe & Jack (The)[a]	4,249	41,725
Rent-A-Center Inc.	4,420	160,534
Sally Beauty Holdings Inc.[a]	3,447	105,961
Sears Hometown and Outlet Stores Inc.[a]	940	12,361
Shoe Carnival Inc.	1,133	29,107
Signet Jewelers Ltd.	2,084	274,192
Sonic Automotive Inc. Class A	3,286	88,853
Sportsman’s Warehouse Holdings Inc.[a,b]	520	3,806
Stage Stores Inc.	2,880	59,616
Staples Inc.	53,731	973,606
Stein Mart Inc.	2,237	32,705
Systemax Inc.[a]	822	11,097
Tilly’s Inc. Class Aa	580	5,620
Urban Outfitters Inc.[a]	2,456	86,279
Vitamin Shoppe Inc.[a]	1,249	60,676
West Marine Inc.[a]	1,204	15,556
Zumiez Inc.[a]	435	16,804

		9,042,941
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
Columbia Sportswear Co.	739	32,915
Crocs Inc.[a]	6,298	78,662
Culp Inc.	794	17,214
Iconix Brand Group Inc.[a,b]	2,749	92,889
Movado Group Inc.	831	23,575
Perry Ellis International Inc.[a]	962	24,945
PVH Corp.	867	111,123
Quiksilver Inc.[a,b]	2,988	6,604
Ralph Lauren Corp.	1,219	225,710
Sequential Brands Group Inc.[a]	291	3,803
SKECHERS U.S.A. Inc. Class Aa,b	838	46,300
Unifi Inc.[a]	1,110	33,000

		696,740
THRIFTS & MORTGAGE FINANCE — 0.40%
Anchor BanCorp Wisconsin Inc.[a]	548	18,873
Astoria Financial Corp.	7,078	94,562
Bank Mutual Corp.	3,823	26,226
BankFinancial Corp.	1,648	19,545
BBX Capital Corp.[a]	413	6,794
Beneficial Mutual Bancorp Inc.[a]	2,458	30,160
Berkshire Hills Bancorp Inc.	2,166	57,746
Brookline Bancorp Inc.	5,870	58,876
Capitol Federal Financial Inc.	11,902	152,107
Charter Financial Corp.	1,120	12,824
Clifton Bancorp Inc.	2,159	29,341
Dime Community Bancshares Inc.	2,489	40,521
ESB Financial Corp.	935	17,709
EverBank Financial Corp.	7,538	143,674
Federal Agricultural Mortgage Corp. Class C NVS	800	24,272
First Defiance Financial Corp.	802	27,316
First Financial Northwest Inc.	1,339	16,122
Flagstar Bancorp Inc.[a]	1,648	25,923
Fox Chase Bancorp Inc.	951	15,853
Franklin Financial Corp.[a]	670	14,191

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

Home Loan Servicing Solutions Ltd.	6,012	$117,354
HomeStreet Inc.	1,105	19,238
Hudson City Bancorp Inc.	43,955	444,825
Kearny Financial Corp.[a,b]	1,385	19,044
Ladder Capital Corp. Class Aa	1,260	24,709
Meta Financial Group Inc.	437	15,312
MGIC Investment Corp.[a]	16,340	152,289
Nationstar Mortgage Holdings Inc.[a,b]	134	3,777
New York Community Bancorp Inc.[b]	36,810	588,960
NMI Holdings Inc. Class Aa,b	4,131	37,716
Northfield Bancorp Inc	4,008	59,318
Northwest Bancshares Inc.	7,943	99,526
OceanFirst Financial Corp.	1,206	20,671
Oritani Financial Corp.	3,798	58,489
PennyMac Financial Services Inc. Class Aa,c	726	12,560
People’s United Financial Inc.	25,784	391,401
Provident Financial Services Inc.	4,818	87,013
Radian Group Inc.	12,628	211,140
Stonegate Mortgage Corp.[a]	778	9,305
Territorial Bancorp Inc.	826	17,800
TFS Financial Corp.	6,436	95,800
Tree.com Inc.[a]	296	14,309
TrustCo Bank Corp. NY	7,537	54,719
United Community Financial Corp.	3,608	19,375
United Financial Bancorp Inc.	3,612	51,868
Walker & Dunlop Inc.[a]	1,370	24,030
Washington Federal Inc.	8,618	190,889
Waterstone Financial Inc.	2,781	36,570
WSFS Financial Corp.	695	53,438

		3,764,080
TOBACCO — 0.58%
Alliance One International Inc.[a]	7,005	11,068
Altria Group Inc.	8,901	438,552
Philip Morris International Inc.	53,754	4,378,263
Reynolds American Inc.	6,211	399,181
Universal Corp.	1,923	84,574
Vector Group Ltd.	2,338	49,823

		5,361,461
TRADING COMPANIES & DISTRIBUTORS — 0.18%
Aceto Corp.	2,223	48,239
Air Lease Corp.	7,921	271,769
Aircastle Ltd.[b]	3,613	77,210
Applied Industrial Technologies Inc.	2,196	100,116
Beacon Roofing Supply Inc.[a]	3,177	88,321
CAI International Inc.[a,b]	1,508	34,986
GATX Corp.	3,761	216,408
Houston Wire & Cable Co.	1,798	21,486
Kaman Corp.	1,090	43,698
MRC Global Inc.[a]	4,625	70,069
Neff Corp.[a]	629	7,089
NOW Inc.[a,b]	8,176	210,368
Rush Enterprises Inc. Class Aa	451	14,455
TAL International Group Inc.	1,821	79,341
Textainer Group Holdings Ltd.	1,500	51,480
Titan Machinery Inc.[a,b]	1,404	19,572
Veritiv Corp.[a]	574	29,773
WESCO International Inc.[a,b]	3,683	280,681

		1,665,061

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.01%
Wesco Aircraft Holdings Inc.[a]	3,604	$50,384

		50,384
WATER UTILITIES — 0.16%
American States Water Co.	3,000	112,980
American Water Works Co. Inc.	14,834	790,652
Aqua America Inc.	14,680	391,956
Artesian Resources Corp. Class A	672	15,180
California Water Service Group	3,972	97,751
Connecticut Water Service Inc.	926	33,605
Middlesex Water Co.	1,246	28,733
SJW Corp.	1,081	34,722
York Water Co. (The)	264	6,127

		1,511,706
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a]	1,527	11,712
Leap Wireless International Inc.	2,472	6,230
NTELOS Holdings Corp.	986	4,131
Shenandoah Telecommunications Co.	173	5,406
Spok Holdings Inc.	2,096	36,387
Sprint Corp.[a,b]	60,447	250,855
T-Mobile US Inc.[a]	22,050	594,027
Telephone & Data Systems Inc.	7,145	180,411
United States Cellular Corp.[a]	1,088	43,335

		1,132,494

TOTAL COMMON STOCKS (Cost: $839,852,824)		931,087,963

RIGHTS — 0.00%

MEDIA — 0.00%
Liberty Broadband Corp.[a]	1,068	10,146

		10,146

TOTAL RIGHTS (Cost: $0)		10,146

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	648	—

		—

TOTAL WARRANTS (Cost: $0)		—

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

December 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.97%

MONEY MARKET FUNDS — 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	16,639,764	$16,639,764
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	1,014,296	1,014,296
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	761,328	761,328

		18,415,388

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,415,388)		18,415,388

TOTAL INVESTMENTS IN SECURITIES — 101.73% (Cost: $858,268,212)		949,513,497
Other Assets, Less Liabilities — (1.73)%		(16,124,049)

NET ASSETS — 100.00%		$933,389,448

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	16	Mar. 2015	Chicago Mercantile	$1,641,920	$26,055
E-mini S&P MidCap 400	2	Mar. 2015	Chicago Mercantile	289,720	10,077

Net unrealized appreciation					$36,132

See accompanying notes to schedules of investments.

75

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.17%

BRAZIL — 17.42%
CCR SA	1,044,100	$6,052,810
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	201,400	1,266,806
Ultrapar Participacoes SA SP ADR	399,938	7,626,818

		14,946,434
CHILE — 7.60%
Empresa Nacional de Electricidad SA SP ADR	64,395	2,881,032
Enersis SA SP ADR	227,158	3,641,343

		6,522,375
CHINA — 38.34%
Beijing Capital International Airport Co. Ltd. Class H	1,802,000	1,447,669
Beijing Enterprises Water Group Ltd.	2,544,000	1,735,399
China Gas Holdings Ltd.	1,272,000	2,004,402
China Longyuan Power Group Corp. Ltd. Class H	1,961,000	2,040,693
China Merchants Holdings International Co. Ltd.	2,120,000	7,135,148
China Oilfield Services Ltd. Class H	1,590,000	2,759,744
China Resources Power Holdings Co. Ltd.	1,060,000	2,733,773
China Suntien Green Energy Corp. Ltd. Class H	1,855,000	387,512
COSCO Pacific Ltd.	1,908,000	2,711,356
Guangdong Investment Ltd.	1,696,000	2,208,889
Huaneng Power International Inc. Class H SP ADR	45,580	2,469,069
Jiangsu Expressway Co. Ltd. Class H	1,378,000	1,645,458
Shenzhen International Holdings Ltd.	1,113,499	1,634,025
Zhejiang Expressway Co. Ltd. Class H	1,696,000	1,970,504

		32,883,641
MALAYSIA — 8.27%
Tenaga Nasional Bhd	1,796,700	7,091,223

		7,091,223
MEXICO — 8.29%
Grupo Aeroportuario del Centro Norte SAB de CV SP ADR[a]	31,429	1,142,130
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	42,188	2,666,281
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	25,069	3,305,097

		7,113,508
PHILIPPINES — 2.81%
International Container Terminal Services Inc.	938,100	2,411,703

		2,411,703
RUSSIA — 2.51%
Eurasia Drilling Co. Ltd. SP GDR[b]	84,111	1,497,176
RusHydro OJSC SP ADR	468,627	436,760
TMK OAO SP GDR[b]	94,764	219,853

		2,153,789

Security	Shares	Value

SOUTH KOREA — 6.74%
Korea Electric Power Corp. SP ADR	298,814	$5,785,039

		5,785,039
THAILAND — 5.19%
Airports of Thailand PCL NVDR	519,400	4,452,000

		4,452,000

TOTAL COMMON STOCKS (Cost: $76,204,042)		83,359,712

PREFERRED STOCKS — 2.46%

BRAZIL — 2.46%
Companhia Energetica de Minas Gerais SP ADR	424,265	2,108,597

		2,108,597

TOTAL PREFERRED STOCKS (Cost: $3,955,227)		2,108,597

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	229,395	229,395

		229,395

TOTAL SHORT-TERM INVESTMENTS (Cost: $229,395)		229,395

TOTAL INVESTMENTS IN SECURITIES — 99.90% (Cost: $80,388,664)		85,697,704
Other Assets, Less Liabilities — 0.10%		83,350

NET ASSETS — 100.00%		$85,781,054

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —   Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

76

Schedule of Investments  (Unaudited)

iSHARES® EUROPE ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.90%

AUSTRIA — 0.19%
Erste Group Bank AG	101,081	$2,352,692
OMV AG	47,699	1,270,377
Voestalpine AG	35,987	1,428,094

		5,051,163
BELGIUM — 2.06%
Ageas	72,690	2,595,217
Anheuser-Busch InBev NV	270,925	30,770,391
Belgacom SA	45,907	1,672,048
Colruyt SA	21,727	1,011,406
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	34,029	2,488,314
Groupe Bruxelles Lambert SA	26,724	2,287,870
KBC Groep NVa	109,089	6,137,487
Solvay SA	19,640	2,671,229
UCB SA	41,234	3,153,377
Umicore SA	37,099	1,495,117

		54,282,456
DENMARK — 2.15%
A.P. Moeller-Maersk A/S Class B	2,329	4,681,654
Carlsberg A/S Class B	35,040	2,726,330
Coloplast A/S Class B	40,080	3,380,300
Danske Bank A/S	257,200	6,996,592
DSV A/S	58,630	1,793,080
Novo Nordisk A/S Class B	649,319	27,465,811
Novozymes A/S Class B	78,365	3,308,426
Pandora A/S	42,437	3,479,093
Vestas Wind Systems A/Sa	74,223	2,731,913

		56,563,199
FINLAND — 1.35%
Fortum OYJ	144,190	3,135,354
Kone OYJ Class B	132,874	6,080,859
Metso OYJ	43,825	1,318,337
Nokia OYJ	1,240,222	9,844,795
Nokian Renkaat OYJ	32,228	791,259
Sampo Oyj	159,541	7,494,303
Stora Enso OYJ Class R	188,649	1,697,223
UPM-Kymmene OYJ	176,270	2,905,085
Wartsila OYJ Abp	50,961	2,287,168

		35,554,383
FRANCE — 14.72%
Accor SA	60,228	2,721,298
Airbus Group NV	202,649	10,139,659
Alcatel-Lucent[a]	932,154	3,350,021
ALSTOM[a]	72,432	2,354,181
ArcelorMittal	336,505	3,700,524
Arkema SA	24,047	1,602,431
AXA SA	633,447	14,720,684
BNP Paribas SA	346,123	20,631,379
Bouygues SA	60,032	2,177,799

Security	Shares	Value

Cap Gemini SA	49,527	$3,564,646
Carrefour SA	221,478	6,780,387
Casino Guichard-Perrachon SA	19,033	1,760,942
Christian Dior SA	18,059	3,122,693
Cie de Saint-Gobain	165,524	7,056,299
Compagnie Generale des Etablissements Michelin Class B	62,004	5,647,354
Credit Agricole SA	375,496	4,889,011
Danone SA	198,025	13,047,319
Dassault Systemes SA	44,894	2,745,535
Edenred SA	67,455	1,873,678
Electricite de France SA	98,578	2,722,665
Essilor International SA	65,651	7,362,592
GDF Suez	503,209	11,831,085
Hermes International SCA	8,741	3,118,114
Kering	24,647	4,756,945
L’Air Liquide SA	114,090	14,198,918
L’Oreal SA	85,077	14,340,578
Lafarge SA	61,675	4,334,501
Lagardere SCA	39,527	1,033,121
Legrand SA	87,710	4,621,583
LVMH Moet Hennessy Louis Vuitton SA	90,868	14,541,528
Orange	763,133	13,066,524
Pernod Ricard SA	69,412	7,749,102
Peugeot SAa	150,447	1,860,535
Publicis Groupe SA	66,661	4,810,751
Renault SA	68,569	5,022,291
Safran SA	107,724	6,680,512
Sanofi	398,159	36,452,411
Schneider Electric SE	193,219	14,170,902
SES SA Class A FDR	149,289	5,367,931
Societe Generale	266,656	11,290,123
Sodexo SA	32,270	3,173,457
STMicroelectronics NV	69,996	525,132
STMicroelectronics NV New	147,110	1,102,775
Suez Environnement SA	114,527	2,000,452
Technip SA	37,656	2,251,627
Thales SA	32,200	1,753,168
Total SA	787,528	40,519,366
Unibail-Rodamco SE	32,465	8,361,659
Valeo SA	26,258	3,291,734
Vallourec SA	39,640	1,091,235
Veolia Environnement	158,319	2,826,673
Vinci SA	152,406	8,392,905
Vivendi SA	424,262	10,621,797

		387,130,532
GERMANY — 12.53%
Adidas AG	69,301	4,831,880
Allianz SE Registered	151,320	25,149,444
BASF SE	304,123	25,716,126
Bayer AG Registered	273,823	37,441,372
Bayerische Motoren Werke AG	105,663	11,477,771
Beiersdorf AG	32,554	2,655,807
Brenntag AG	51,177	2,880,213
Commerzbank AGa	313,011	4,158,774
Continental AG	35,768	7,597,993
Daimler AG Registered	329,444	27,494,461
Deutsche Bank AG Registered	456,775	13,809,726
Deutsche Boerse AG	63,930	4,581,171
Deutsche Lufthansa AG Registered	76,645	1,282,654
Deutsche Post AG Registered	316,481	10,357,096
Deutsche Telekom AG Registered	1,021,176	16,372,683

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2014

Security	Shares	Value

E.ON SE	662,674	$11,382,528
Fresenius Medical Care AG & Co. KGaA	71,069	5,318,918
Fresenius SE & Co. KGaA	130,902	6,836,457
GEA Group AG	58,662	2,598,013
HeidelbergCement AG	46,685	3,322,247
Infineon Technologies AG	373,555	3,998,119
K+S AG Registered	57,060	1,582,177
Lanxess AG	30,316	1,410,679
Linde AG	61,509	11,476,948
MAN SE	11,674	1,301,864
Merck KGaA	43,205	4,099,815
METRO AGa	48,311	1,479,591
Muenchener Rueckversicherungs-Gesellschaft AG Registered	50,974	10,223,642
Osram Licht AGa	28,782	1,140,954
ProSiebenSat.1 Media AG Registered	72,475	3,054,535
QIAGEN NVa	79,401	1,860,093
RWE AG	160,197	4,972,160
SAP SE	313,211	22,080,600
Siemens AG Registered	262,542	29,783,343
ThyssenKrupp AGa	144,346	3,713,397
Volkswagen AG	9,775	2,130,266

		329,573,517
IRELAND — 0.57%
Bank of Ireland[a]	9,112,065	3,451,155
CRH PLC	245,353	5,908,100
Irish Bank Resolution Corp. Ltd.[a]	211,770	3
Kerry Group PLC	48,334	3,337,828
Ryanair Holdings PLC SP ADR[a]	31,928	2,275,509

		14,972,595
ITALY — 3.44%
Assicurazioni Generali SpA	448,561	9,227,283
Atlantia SpA	133,916	3,132,331
Banca Monte dei Paschi di Siena SpA[a,b]	1,694,805	963,876
Banco Popolare SCa	120,221	1,463,463
CNH Industrial NV	326,165	2,644,329
Enel SpA	2,148,744	9,609,926
Eni SpA	890,427	15,633,964
Finmeccanica SpA[a]	130,225	1,218,872
Intesa Sanpaolo SpA	4,721,980	13,838,903
Luxottica Group SpA	46,243	2,546,014
Mediaset SpA[a]	230,851	960,934
Mediobanca SpA	196,801	1,612,202
Pirelli & C. SpA	105,582	1,432,184
Saipem SpA[a]	83,314	883,636
Snam SpA	683,286	3,389,922
Telecom Italia SpA[a]	3,235,567	3,453,205
Tenaris SA	156,417	2,358,334
Terna Rete Elettrica Nazionale SpA	463,950	2,110,874
UniCredit SpA	1,829,851	11,812,819
Unione di Banche Italiane SpA	298,697	2,154,173

		90,447,244
NETHERLANDS — 4.22%
AEGON NV	476,255	3,607,014
Akzo Nobel NV	80,629	5,624,630
Altice SAa	29,540	2,332,711
ASML Holding NV	144,878	15,690,214
Fiat Chrysler Automobiles NVa	282,822	3,285,397

Security	Shares	Value

Gemalto NVb	26,822	$2,204,734
Heineken NV	70,595	5,035,715
ING Groep NV CVA[a]	1,277,262	16,738,319
Koninklijke Ahold NV	296,254	5,289,405
Koninklijke DSM NV	60,096	3,682,499
Koninklijke KPN NV	1,060,866	3,373,566
Koninklijke Philips NV	309,585	9,046,913
PostNL NVa	145,738	546,686
Randstad Holding NV	41,762	2,024,397
Reed Elsevier NV	243,879	5,854,900
TNT Express NV	153,726	1,030,716
Unilever NV CVA	567,759	22,424,231
Wolters Kluwer NV	99,923	3,065,115

		110,857,162
NORWAY — 0.93%
DNB ASA	302,135	4,460,970
Norsk Hydro ASA	452,324	2,560,387
Orkla ASA	256,510	1,749,970
Seadrill Ltd.[b]	122,496	1,412,432
Statoil ASA	348,476	6,097,999
Subsea 7 SA	88,022	898,705
Telenor ASA	228,779	4,622,846
Yara International ASA	59,041	2,628,576

		24,431,885
PORTUGAL — 0.18%
Energias de Portugal SA	859,951	3,348,599
Galp Energia SGPS SA Class B	104,379	1,064,867
Portugal Telecom SGPS SA Registered[b]	207,874	217,329

		4,630,795
SPAIN — 5.38%
Abertis Infraestructuras SA	127,949	2,543,770
Acciona SAa,b	8,725	593,342
ACS Actividades de Construccion y Servicios SA	64,363	2,256,255
Amadeus IT Holding SA Class A	148,258	5,935,437
Banco Bilbao Vizcaya Argentaria SA	2,043,377	19,419,712
Banco de Sabadell SA	1,262,875	3,369,553
Banco Popular Espanol SA	640,175	3,222,519
Banco Santander SA	4,166,905	35,274,981
Bankia SAa	1,487,859	2,228,875
CaixaBank SA	760,192	4,011,555
Distribuidora Internacional de Alimentacion SA	196,252	1,336,271
Enagas SA	71,171	2,255,065
Ferrovial SA	137,159	2,726,045
Gas Natural SDG SA	119,329	3,004,841
Iberdrola SA	1,775,460	12,024,573
Inditex SA	371,572	10,658,260
International Consolidated Airlines Group SAa,b	265,812	2,014,726
Red Electrica Corporacion SA	35,846	3,175,517
Repsol SA	328,419	6,177,637
Telefonica SA	1,341,122	19,344,073

		141,573,007
SWEDEN — 4.67%
Alfa Laval AB	103,450	1,959,778
Assa Abloy AB Class B	111,764	5,922,104
Atlas Copco AB Class A	211,312	5,895,384

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2014

Security	Shares	Value

Atlas Copco AB Class B	129,257	$3,317,182
Boliden AB	90,598	1,452,438
Electrolux AB Class B	78,467	2,293,393
Hennes & Mauritz AB Class B	312,424	12,994,635
Hexagon AB Class B	85,513	2,643,521
Holmen AB Class B	16,876	573,654
Investment AB Kinnevik	77,974	2,542,939
Investor AB Class B	150,875	5,487,065
Millicom International Cellular SA SDR	20,886	1,554,127
Nordea Bank AB	1,056,290	12,265,418
Sandvik AB	365,944	3,571,440
Securitas AB	100,366	1,210,944
Skandinaviska Enskilda Banken AB Class A	567,732	7,219,713
Skanska AB Class B	127,962	2,744,524
SKF AB Class B	125,324	2,639,917
SSAB AB Class Aa,b	73,553	428,638
Svenska Cellulosa AB Class B	204,489	4,411,994
Svenska Handelsbanken AB Class A	162,145	7,593,314
Swedbank AB Class A	333,650	8,332,459
Swedish Match AB	66,911	2,092,398
Tele2 AB Class B	98,253	1,191,725
Telefonaktiebolaget LM Ericsson Class B	1,007,852	12,147,138
TeliaSonera AB	731,496	4,709,533
Volvo AB Class B	532,180	5,758,074

		122,953,449
SWITZERLAND — 14.26%
ABB Ltd. Registered	709,541	15,095,553
Actelion Ltd. Registered	33,646	3,904,175
Adecco SA Registered	55,760	3,863,610
Baloise Holding AG Registered	16,562	2,130,150
Clariant AG Registered	94,559	1,591,130
Compagnie Financiere Richemont SA Class A Bearer	173,007	15,461,200
Credit Suisse Group AG Registered	469,907	11,860,582
GAM Holding AG	49,685	900,045
Geberit AG Registered	12,520	4,263,843
Givaudan SA Registered	3,058	5,518,034
Holcim Ltd. Registered	74,758	5,368,071
Julius Baer Group Ltd.	74,135	3,417,828
Kuehne & Nagel International AG Registered	18,682	2,543,828
Lonza Group AG Registered	17,529	1,979,323
Nestle SA Registered	1,067,756	78,390,580
Novartis AG Registered	896,041	83,278,203
Roche Holding AG Genusschein	232,624	63,186,452
Schindler Holding AG Participation Certificates	14,780	2,141,921
SGS SA Registered	1,813	3,731,279
Swatch Group AG (The) Bearer	10,216	4,566,947
Swiss Life Holding AG Registered	10,095	2,401,709
Swiss Re AG	114,172	9,611,521
Swisscom AG Registered	7,378	3,879,641
Syngenta AG Registered	30,841	9,932,189
UBS Group AG	1,192,299	20,506,607
Zurich Insurance Group AG	49,440	15,508,930

		375,033,351
UNITED KINGDOM — 32.25%
3i Group PLC	321,713	2,258,343
Aberdeen Asset Management PLC	320,702	2,161,236
Aggreko PLC	84,837	1,989,523
Amec Foster Wheeler PLC	130,540	1,736,234
Anglo American PLC	460,387	8,617,890

Security	Shares	Value

Antofagasta PLC	127,357	$1,494,325
ARM Holdings PLC	466,809	7,242,325
Ashtead Group PLC	166,723	2,994,772
Associated British Foods PLC	118,006	5,801,547
AstraZeneca PLC	413,407	29,364,973
Aviva PLC	966,467	7,301,239
Babcock International Group PLC	166,063	2,739,519
BAE Systems PLC	1,061,685	7,813,640
Barclays PLC	5,056,817	19,199,589
BG Group PLC	1,126,263	15,190,486
BHP Billiton PLC	699,308	15,140,148
BP PLC	6,193,788	39,692,997
British American Tobacco PLC	617,335	33,690,285
British Land Co. PLC (The)	338,935	4,106,324
BT Group PLC	2,698,873	16,895,993
Bunzl PLC	109,743	3,018,500
Burberry Group PLC	146,237	3,730,408
Cairn Energy PLC[a]	193,075	537,378
Capita PLC	221,891	3,740,082
Carnival PLC	71,269	3,243,773
Centrica PLC	1,687,276	7,340,169
Cobham PLC	378,165	1,909,888
Compass Group PLC	556,878	9,560,115
Daily Mail & General Trust PLC Class A NVS	92,884	1,194,118
Diageo PLC	829,885	23,919,556
Drax Group PLC	133,022	955,351
easyJet PLC	70,761	1,843,683
Experian PLC	341,699	5,796,800
FirstGroup PLC[a]	398,986	663,801
Friends Life Group Ltd.	469,737	2,682,186
G4S PLC	513,953	2,227,038
GKN PLC	550,037	2,950,299
GlaxoSmithKline PLC	1,612,241	34,591,081
Glencore PLC	3,662,100	17,061,866
Hammerson PLC	259,784	2,450,663
Hays PLC	446,173	1,012,932
HSBC Holdings PLC	6,314,148	59,918,708
IMI PLC	89,881	1,770,056
Imperial Tobacco Group PLC	325,309	14,385,271
InterContinental Hotels Group PLC	82,034	3,319,304
Intertek Group PLC	53,258	1,938,213
ITV PLC	1,253,382	4,205,731
J Sainsbury PLC	431,369	1,659,334
Johnson Matthey PLC	67,877	3,595,290
Kingfisher PLC	784,873	4,167,084
Ladbrokes PLC	315,118	542,939
Land Securities Group PLC	258,415	4,661,941
Legal & General Group PLC	1,956,457	7,583,805
Lloyds Banking Group PLC[a]	17,468,282	20,651,410
London Stock Exchange Group PLC	78,863	2,731,100
Man Group PLC	584,907	1,463,786
Marks & Spencer Group PLC	532,490	3,975,405
National Grid PLC	1,276,201	18,269,422
Next PLC	51,353	5,460,921
Old Mutual PLC	1,537,905	4,568,149
Pearson PLC	270,397	5,017,236
Persimmon PLC	100,266	2,467,041
Petrofac Ltd.	83,639	916,811
Provident Financial PLC	48,425	1,858,974
Prudential PLC	846,490	19,692,751
Randgold Resources Ltd.	30,436	2,078,631
Reckitt Benckiser Group PLC	217,046	17,632,149
Reed Elsevier PLC	377,575	6,476,072

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2014

Security	Shares	Value

Rentokil Initial PLC	601,148	$1,136,993
Rexam PLC	233,189	1,650,016
Rio Tinto PLC	410,599	19,206,794
Rolls-Royce Holdings PLC	620,040	8,411,137
Royal Bank of Scotland Group PLC[a]	418,411	2,573,094
Royal Dutch Shell PLC Class A	1,290,632	43,337,419
Royal Dutch Shell PLC Class B	812,411	28,286,568
RSA Insurance Group PLC[a]	335,835	2,277,881
SABMiller PLC	326,646	17,118,338
Sage Group PLC (The)	369,311	2,681,725
Schroders PLC	36,685	1,536,421
SEGRO PLC	245,787	1,419,150
Severn Trent PLC	78,937	2,469,035
Shire PLC	197,883	13,986,529
Sky PLC	347,341	4,868,907
Smith & Nephew PLC	304,224	5,635,412
Smiths Group PLC	130,087	2,227,163
SSE PLC	327,021	8,270,699
Standard Chartered PLC	670,792	10,072,329
Standard Life PLC	780,999	4,872,308
Tate & Lyle PLC	154,391	1,451,627
Tesco PLC	2,662,848	7,847,366
Travis Perkins PLC	80,900	2,342,481
Tullow Oil PLC	300,689	1,940,567
UBM PLC	146,234	1,101,542
Unilever PLC	399,456	16,368,544
United Utilities Group PLC	225,869	3,226,026
Vodafone Group PLC	8,776,873	30,470,407
Weir Group PLC (The)	70,395	2,031,720
Whitbread PLC	60,010	4,463,317
William Hill PLC	284,855	1,610,081
Wm Morrison Supermarkets PLC	770,545	2,213,112
Wolseley PLC	87,780	5,045,064
WPP PLC	441,920	9,267,907

		848,286,288

TOTAL COMMON STOCKS (Cost: $2,876,570,845)		2,601,341,026

PREFERRED STOCKS — 0.83%

GERMANY — 0.83%
Henkel AG & Co. KGaA	59,002	6,384,175
Porsche Automobil Holding SE	50,721	4,121,942
Volkswagen AG	50,850	11,361,709

		21,867,826

TOTAL PREFERRED STOCKS (Cost: $22,979,961)		21,867,826

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Bilbao Vizcaya Argentaria SAa	2,043,377	195,335

Security	Shares	Value

Repsol SAa	328,419	$181,613

		376,948

TOTAL RIGHTS (Cost: $390,382)		376,948

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	6,276,098	6,276,098
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	382,567	382,567
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	55,596	55,596

		6,714,261

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,714,261)		6,714,261

TOTAL INVESTMENTS IN SECURITIES — 100.00% (Cost: $2,906,655,449)		2,630,300,061
Other Assets, Less Liabilities — 0.00%		(86,777)

NET ASSETS — 100.00%		$2,630,213,284

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

80

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL 100 ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.70%

AUSTRALIA — 0.93%
BHP Billiton Ltd.	584,702	$14,053,278
Westfield Corp.	346,552	2,558,079

		16,611,357
FRANCE — 6.04%
AXA SA	348,849	8,106,907
Carrefour SA	123,288	3,774,372
Cie de Saint-Gobain	91,065	3,882,107
GDF Suez	277,398	6,521,981
L’Oreal SA	46,700	7,871,751
LVMH Moet Hennessy Louis Vuitton SA	49,969	7,996,496
Orange	418,446	7,164,720
Sanofi	219,957	20,137,591
Schneider Electric SE	105,546	7,740,864
Societe Generale	147,572	6,248,148
Total SA	433,853	22,322,316
Vivendi SA	233,500	5,845,892

		107,613,145
GERMANY — 6.32%
Allianz SE Registered	83,128	13,815,906
BASF SE	166,723	14,097,815
Bayer AG Registered	150,845	20,625,892
Daimler AG Registered	181,663	15,161,078
Deutsche Bank AG Registered	250,787	7,582,069
Deutsche Telekom AG Registered	561,815	9,007,673
E.ON SE	365,661	6,280,836
Muenchener Rueckversicherungs-Gesellschaft AG Registered	28,020	5,619,854
RWE AG	87,796	2,724,994
Siemens AG Registered	144,770	16,423,028
Volkswagen AG	5,606	1,221,716

		112,560,861
JAPAN — 4.27%
Bridgestone Corp.	121,300	4,248,206
Canon Inc.	201,450	6,452,886
Honda Motor Co. Ltd.	326,900	9,613,824
Nissan Motor Co. Ltd.	467,200	4,118,857
Panasonic Corp.	420,300	5,002,444
Seven & I Holdings Co. Ltd.	144,120	5,239,143
Sony Corp.	233,300	4,811,162
Toshiba Corp.	783,700	3,349,330
Toyota Motor Corp.	529,100	33,353,666

		76,189,518
NETHERLANDS — 1.60%
AEGON NV	265,256	2,008,970
ING Groep NV CVA[a]	702,394	9,204,764
Koninklijke Philips NV	170,942	4,995,389
Unilever NV CVA	312,429	12,339,708

		28,548,831

Security	Shares	Value

SOUTH KOREA — 1.48%
Samsung Electronics Co. Ltd. SP GDR	43,643	$26,404,015

		26,404,015
SPAIN — 2.48%
Banco Bilbao Vizcaya Argentaria SA	1,124,821	10,690,000
Banco Santander SA	2,295,061	19,428,864
Repsol SA	180,262	3,390,770
Telefonica SA	739,828	10,671,130

		44,180,764
SWEDEN — 0.38%
Telefonaktiebolaget LM Ericsson Class B	554,329	6,681,051

		6,681,051
SWITZERLAND — 6.76%
ABB Ltd. Registered	390,426	8,306,351
Credit Suisse Group AG Registered	259,185	6,541,901
Nestle SA Registered	588,428	43,200,144
Novartis AG Registered	493,160	45,834,374
Swiss Re AG	63,049	5,307,753
UBS Group AG	655,217	11,269,218

		120,459,741
UNITED KINGDOM — 12.11%
Anglo American PLC	254,515	4,764,214
AstraZeneca PLC	227,902	16,188,251
Aviva PLC	530,512	4,007,788
Barclays PLC	2,783,849	10,569,644
BP PLC	3,411,008	21,859,504
Diageo PLC	457,201	13,177,783
GlaxoSmithKline PLC	886,845	19,027,507
HSBC Holdings PLC	3,481,978	33,042,561
National Grid PLC	703,322	10,068,388
Prudential PLC	466,078	10,842,843
Rio Tinto PLC	226,962	10,616,715
Royal Dutch Shell PLC Class A	711,716	23,898,318
Royal Dutch Shell PLC Class B	446,927	15,561,127
Standard Chartered PLC	367,545	5,518,900
Vodafone Group PLC	4,833,514	16,780,366

		215,923,909
UNITED STATES — 57.33%
3M Co.	116,760	19,186,003
Apple Inc.	1,069,546	118,056,487
Bristol-Myers Squibb Co.	303,083	17,890,989
Caterpillar Inc.	110,234	10,089,718
Chevron Corp.	345,121	38,715,674
Citigroup Inc.	552,471	29,894,206
Coca-Cola Co. (The)	719,194	30,364,371
Colgate-Palmolive Co.	155,984	10,792,533
Dow Chemical Co. (The)	201,762	9,202,365
E.I. du Pont de Nemours and Co.	165,328	12,224,352
EMC Corp.	370,798	11,027,533
Exxon Mobil Corp.	772,454	71,413,372
Ford Motor Co.	702,871	10,894,501
General Electric Co.	1,832,063	46,296,232

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

December 31, 2014

Security	Shares	Value

Goldman Sachs Group Inc. (The)	73,790	$14,302,716
Google Inc. Class Aa	51,841	27,509,945
Google Inc. Class Ca	52,302	27,531,773
Hewlett-Packard Co.	339,980	13,643,397
Intel Corp.	881,798	32,000,449
International Business Machines Corp.	168,128	26,974,456
Johnson & Johnson	510,455	53,378,279
JPMorgan Chase & Co.	682,313	42,699,148
Kimberly-Clark Corp.	68,184	7,877,979
Marsh & McLennan Companies Inc.	98,078	5,613,985
McDonald’s Corp.	177,470	16,628,939
Merck & Co. Inc.	519,807	29,519,840
Microsoft Corp.	1,503,293	69,827,960
Morgan Stanley	277,877	10,781,628
Nike Inc. Class B	126,567	12,169,417
PepsiCo Inc.	272,740	25,790,294
Pfizer Inc.	1,149,335	35,801,785
Philip Morris International Inc.	283,479	23,089,365
Procter & Gamble Co. (The)	493,162	44,922,127
Texas Instruments Inc.	192,418	10,287,628
Twenty-First Century Fox Inc. Class A	337,671	12,968,255
United Technologies Corp.	154,581	17,776,815
Wal-Mart Stores Inc.	288,606	24,785,483

		1,021,929,999

TOTAL COMMON STOCKS (Cost: $1,588,723,585)		1,777,103,191

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Bilbao Vizcaya Argentaria SAa	1,124,821	107,526
Repsol SAa	180,262	99,684

		207,210

TOTAL RIGHTS (Cost: $214,591)		207,210

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	333,424	$333,424

		333,424

TOTAL SHORT-TERM INVESTMENTS (Cost: $333,424)		333,424

TOTAL INVESTMENTS IN SECURITIES — 99.73% (Cost: $1,589,271,600)		1,777,643,825
Other Assets, Less Liabilities — 0.27%		4,778,212

NET ASSETS — 100.00%		$1,782,422,037

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

82

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 92.86%

AUSTRIA — 2.87%
Verbund AGa	92,049	$1,703,617

		1,703,617
CANADA — 2.15%
Canadian Solar Inc.[a,b]	52,643	1,273,434

		1,273,434
CHINA — 35.95%
China Everbright International Ltd.[a]	2,318,000	3,449,418
China Longyuan Power Group Corp. Ltd.	3,172,000	3,300,907
China Singyes Solar Technologies Holdings Ltd.	627,000	873,208
Dongfang Electric Corp. Ltd.[a]	475,800	874,925
GCL-Poly Energy Holdings Ltd.[a,b]	8,601,000	1,996,402
Hanergy Thin Film Power Group Ltd.[a]	15,616,000	5,658,518
Huaneng Renewables Corp. Class Ha	4,880,000	1,579,502
Shunfeng International Clean Energy Ltd.[a,b]	1,220,000	863,692
Trina Solar Ltd. SP ADR[a,b]	121,878	1,128,590
Xinyi Solar Holdings Ltd.[a]	4,270,000	1,178,334
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	180,377	423,886

		21,327,382
DENMARK — 5.90%
Vestas Wind Systems A/Sb	95,160	3,502,537

		3,502,537
GERMANY — 2.65%
Nordex SEb	86,559	1,571,635

		1,571,635
ITALY — 4.65%
Enel Green Power SpA	1,315,892	2,761,040

		2,761,040
JAPAN — 5.60%
Electric Power Development Co. Ltd.	97,600	3,321,306

		3,321,306
NEW ZEALAND — 3.69%
Mighty River Power Ltd.[a]	938,485	2,185,889

		2,185,889
NORWAY — 1.01%
REC Silicon ASA[a,b]	2,507,710	596,696

		596,696

Security	Shares	Value

PORTUGAL — 3.08%
EDP Renovaveis SAa	279,075	$1,824,902

		1,824,902
SPAIN — 4.78%
Gamesa Corporacion Tecnologica SAb	310,307	2,838,307

		2,838,307
UNITED STATES — 20.53%
Capstone Turbine Corp.[a,b]	459,208	339,492
Covanta Holding Corp.	146,644	3,227,634
First Solar Inc.[a,b]	50,142	2,236,083
Pattern Energy Group Inc.	55,327	1,364,364
Solarcity Corp.[a,b]	55,144	2,949,101
Solazyme Inc.[a,b]	88,877	229,303
SunPower Corp.[a,b]	71,065	1,835,609

		12,181,586

TOTAL COMMON STOCKS (Cost: $51,273,000)		55,088,331

PREFERRED STOCKS — 6.84%

BRAZIL — 6.84%
Companhia Energetica de Minas Gerais SP ADR	441,274	2,193,132
Companhia Paranaense de Energia Class B SP ADR	141,459	1,863,015

		4,056,147

TOTAL PREFERRED STOCKS (Cost: $5,275,119)		4,056,147

SHORT-TERM INVESTMENTS — 36.13%

MONEY MARKET FUNDS — 36.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	20,042,427	20,042,427
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	1,221,710	1,221,710

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

December 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	168,378	$168,378

		21,432,515

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,432,515)		21,432,515

TOTAL INVESTMENTS IN SECURITIES — 135.83% (Cost: $77,980,634)		80,576,993
Other Assets, Less Liabilities — (35.83)%		(21,254,998)

NET ASSETS — 100.00%		$59,321,995

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

84

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.45%

AUSTRALIA — 0.17%
Crown Resorts Ltd.	34,464	$357,904

		357,904
CANADA — 2.01%
Canadian Tire Corp. Ltd. Class A NVS	4,800	508,657
Gildan Activewear Inc.	6,768	383,905
Magna International Inc. Class A	11,808	1,283,409
Restaurant Brands International Inc.[a,b]	11,743	461,305
Shaw Communications Inc. Class B	23,760	643,105
Thomson Reuters Corp.	20,736	839,107

		4,119,488
DENMARK — 0.28%
Pandora A/S	7,008	574,534

		574,534
FINLAND — 0.07%
Nokian Renkaat OYJ	5,808	142,598

		142,598
FRANCE — 4.69%
Accor SA	9,744	440,266
Christian Dior SA	2,714	469,295
Compagnie Generale des Etablissements Michelin Class B	10,704	974,926
Hermes International SCA	1,486	530,090
Kering	4,080	787,452
Lagardere SCA	5,280	138,004
LVMH Moet Hennessy Louis Vuitton SA	14,870	2,379,633
Peugeot SAa	24,576	303,924
Publicis Groupe SA	10,752	775,944
Renault SA	11,424	836,743
SES SA Class A FDR	25,296	909,559
Sodexo SA	5,328	523,960
Valeo SA	4,416	553,595

		9,623,391
GERMANY — 4.56%
Adidas AG	11,376	793,170
Bayerische Motoren Werke AG	17,952	1,950,058
Continental AG	6,048	1,284,742
Daimler AG Registered	54,816	4,574,788
ProSiebenSat.1 Media AG Registered	11,088	467,315
Volkswagen AG	1,296	282,437

		9,352,510
HONG KONG — 1.18%
Galaxy Entertainment Group Ltd.[b]	144,000	810,538
Michael Kors Holdings Ltd.[a]	11,520	865,152

Security	Shares	Value

Sands China Ltd.[b]	153,600	$755,635

		2,431,325
ITALY — 0.38%
Luxottica Group SpA	7,344	404,341
Mediaset SpA[a]	34,176	142,260
Pirelli & C. SpA	17,664	239,606

		786,207
JAPAN — 13.71%
Aisin Seiki Co. Ltd.	14,400	523,058
Bridgestone Corp.	38,400	1,344,857
Denso Corp.	28,800	1,357,668
Dentsu Inc.	14,400	611,335
Fast Retailing Co. Ltd.	2,900	1,065,232
Fuji Heavy Industries Ltd.	38,400	1,377,205
Honda Motor Co. Ltd.	100,800	2,964,434
Isuzu Motors Ltd.	38,400	474,495
Nikon Corp.	24,000	321,081
Nissan Motor Co. Ltd.	148,800	1,311,828
Nitori Holdings Co. Ltd.	4,800	259,427
Oriental Land Co. Ltd.	2,700	624,922
Panasonic Corp.	124,800	1,485,380
Sega Sammy Holdings Inc.	14,400	186,883
Sekisui House Ltd.	33,600	444,749
Sharp Corp./Japan[b]	96,000	214,588
Sony Corp.	62,400	1,286,826
Sumitomo Electric Industries Ltd.	48,000	605,730
Suzuki Motor Corp.	24,000	728,637
Toyota Industries Corp.	9,600	497,235
Toyota Motor Corp.	163,200	10,287,882
Yamada Denki Co. Ltd.	47,500	160,849

		28,134,301
MEXICO — 0.43%
Grupo Televisa SAB de CV CPO	129,600	884,443

		884,443
NETHERLANDS — 1.16%
Altice SAa	4,848	382,836
Fiat Chrysler Automobiles NVa,b	45,984	534,172
Reed Elsevier NV	40,128	963,369
Wolters Kluwer NV	16,512	506,502

		2,386,879
SOUTH KOREA — 0.76%
Hyundai Motor Co. NVS SP GDR[b,c]	16,944	977,669
Hyundai Motor Co. SP GDR	7,549	580,349

		1,558,018
SPAIN — 0.85%
Inditex SA	60,624	1,738,953

		1,738,953
SWEDEN — 1.28%
Electrolux AB Class B	13,488	394,220

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2014

Security	Shares	Value

Hennes & Mauritz AB Class B	53,424	$2,222,062

		2,616,282
SWITZERLAND — 1.63%
Compagnie Financiere Richemont SA Class A Bearer	28,560	2,552,335
Swatch Group AG (The) Bearer	1,776	793,941

		3,346,276
UNITED KINGDOM — 6.37%
Burberry Group PLC	25,296	645,284
Carnival PLC	11,952	543,989
Compass Group PLC	95,232	1,634,880
Daily Mail & General Trust PLC Class A NVS	15,264	196,234
GKN PLC	106,656	572,084
InterContinental Hotels Group PLC	13,584	549,643
ITV PLC	203,280	682,107
Kingfisher PLC	134,880	716,111
Ladbrokes PLC	55,824	96,183
Marks & Spencer Group PLC	87,408	652,561
Next PLC	8,832	939,202
Pearson PLC	46,080	855,018
Persimmon PLC[a]	16,032	394,467
Reed Elsevier PLC	62,304	1,068,623
Sky PLC	61,488	861,918
UBM PLC	24,502	184,567
Whitbread PLC	9,744	724,722
William Hill PLC	47,760	269,953
WPP PLC	71,328	1,495,885

		13,083,431
UNITED STATES — 58.92%
Amazon.com Inc.[a]	20,832	6,465,211
AutoNation Inc.[a,b]	3,792	229,075
AutoZone Inc.[a]	1,872	1,158,974
Bed Bath & Beyond Inc.[a]	10,704	815,324
Best Buy Co. Inc.	15,552	606,217
BorgWarner Inc.	13,056	717,427
Cablevision NY Group Class A	11,472	236,782
CarMax Inc.[a,b]	11,808	786,177
Carnival Corp.	23,568	1,068,337
CBS Corp. Class B NVS	26,688	1,476,914
Chipotle Mexican Grill Inc.[a,b]	1,728	1,182,833
Coach Inc.	15,600	585,936
Comcast Corp. Class A	141,600	8,214,216
D.R. Horton Inc.	17,664	446,723
Darden Restaurants Inc.	7,344	430,579
Delphi Automotive PLC	17,088	1,242,639
DIRECTV[a]	28,032	2,430,374
Discovery Communications Inc. Series Aa	10,896	375,367
Discovery Communications Inc. Series C NVS[a]	12,240	412,733
Dollar General Corp.[a]	16,848	1,191,154
Dollar Tree Inc.[a]	11,568	814,156
Expedia Inc.	5,280	450,701
Family Dollar Stores Inc.	5,808	460,052
Ford Motor Co.	214,032	3,317,496
Fossil Group Inc.[a]	2,592	287,038
GameStop Corp. Class Ab	5,952	201,178
Gannett Co. Inc.	11,184	357,105
Gap Inc. (The)	14,928	628,618
Garmin Ltd.	6,528	344,874

Security	Shares	Value

General Motors Co.	74,832	$2,612,385
Genuine Parts Co.	7,968	849,150
Goodyear Tire & Rubber Co. (The)	15,072	430,607
H&R Block Inc.	14,832	499,542
Harley-Davidson Inc.	12,144	800,411
Harman International Industries Inc.	3,600	384,156
Hasbro Inc.	6,624	364,254
Home Depot Inc. (The)	72,480	7,608,226
Interpublic Group of Companies Inc. (The)	20,688	429,690
Johnson Controls Inc.	36,384	1,758,802
Kohl’s Corp.	11,520	703,181
L Brands Inc.	13,392	1,159,078
Leggett & Platt Inc.	6,576	280,203
Lennar Corp. Class A	9,408	421,572
Lowe’s Companies Inc.	53,280	3,665,664
Macy’s Inc.	19,536	1,284,492
Marriott International Inc./DE	10,848	846,469
Mattel Inc.	18,960	586,717
McDonald’s Corp.	54,192	5,077,790
Mohawk Industries Inc.[a]	3,168	492,180
Netflix Inc.[a]	3,312	1,131,412
Newell Rubbermaid Inc.	15,024	572,264
News Corp. Class A NVS[a]	26,448	414,969
Nike Inc. Class B	38,256	3,678,314
Nordstrom Inc.	8,160	647,822
O’Reilly Automotive Inc.[a,b]	5,664	1,091,000
Omnicom Group Inc.	13,536	1,048,634
PetSmart Inc.	5,712	464,357
Priceline Group Inc. (The)[a]	2,880	3,283,805
PulteGroup Inc.	17,376	372,889
PVH Corp.	4,512	578,303
Ralph Lauren Corp.	3,360	622,138
Ross Stores Inc.	11,808	1,113,022
Royal Caribbean Cruises Ltd.	8,688	716,152
Scripps Networks Interactive Inc. Class A	5,520	415,490
Staples Inc.	35,856	649,711
Starbucks Corp.	41,376	3,394,901
Starwood Hotels & Resorts Worldwide Inc.	9,552	774,381
Target Corp.	35,136	2,667,174
Tiffany & Co.	6,048	646,289
Time Warner Cable Inc.	15,360	2,335,642
Time Warner Inc.	46,128	3,940,254
TJX Companies Inc. (The)	38,592	2,646,639
Tractor Supply Co.	7,488	590,204
TripAdvisor Inc.[a]	5,904	440,793
Twenty-First Century Fox Inc. Class A	102,096	3,920,997
Under Armour Inc. Class Aa	8,976	609,470
Urban Outfitters Inc.[a]	5,808	204,035
VF Corp.	18,672	1,398,533
Viacom Inc. Class B NVS	20,736	1,560,384
Walt Disney Co. (The)	85,440	8,047,594
Whirlpool Corp.	4,176	809,058
Wyndham Worldwide Corp.	6,528	559,841
Wynn Resorts Ltd.	4,416	656,924
Yum! Brands Inc.	23,952	1,744,903

		120,937,077

TOTAL COMMON STOCKS (Cost: $187,509,984)		202,073,617

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2014

Security	Shares	Value

PREFERRED STOCKS — 1.33%

GERMANY — 1.33%
Porsche Automobil Holding SE	8,784	$713,849
Volkswagen AG	9,024	2,016,284

		2,730,133

TOTAL PREFERRED STOCKS (Cost: $2,923,655)		2,730,133

SHORT-TERM INVESTMENTS — 3.20%

MONEY MARKET FUNDS — 3.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	6,037,342	6,037,342
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[d,e,f]	368,013	368,013
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	176,834	176,834

		6,582,189

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,582,189)		6,582,189

TOTAL INVESTMENTS IN SECURITIES — 102.98% (Cost: $197,015,828)		211,385,939
Other Assets, Less Liabilities — (2.98)%		(6,125,836)

NET ASSETS — 100.00%		$205,260,103

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

87

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.02%

AUSTRALIA — 2.29%
Coca-Cola Amatil Ltd.	102,120	$778,871
Wesfarmers Ltd.	216,707	7,398,716
Woolworths Ltd.	239,568	6,014,829

		14,192,416
BELGIUM — 3.17%
Anheuser-Busch InBev NV	155,250	17,632,567
Colruyt SA	12,282	571,735
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	19,458	1,422,834

		19,627,136
BRAZIL — 1.35%
AMBEV SA SP ADR	867,468	5,395,651
BRF — Brasil Foods SA SP ADR	125,994	2,941,960

		8,337,611
CANADA — 1.49%
Alimentation Couche-Tard Inc. Class B	80,454	3,382,090
George Weston Ltd.	8,970	777,155
Loblaw Companies Ltd.	43,056	2,311,065
Metro Inc. Class A	16,008	1,289,485
Saputo Inc.	49,128	1,481,157

		9,240,952
CHILE — 0.09%
Cencosud SA SP ADR[a]	72,312	556,079

		556,079
CHINA — 0.29%
Want Want China Holdings Ltd.	1,380,000	1,818,681

		1,818,681
DENMARK — 0.25%
Carlsberg A/S Class B	20,148	1,567,640

		1,567,640
FRANCE — 4.04%
Carrefour SA	126,960	3,886,788
Casino Guichard-Perrachon SA	11,040	1,021,425
Danone SA	113,712	7,492,169
L’Oreal SA	48,714	8,211,231
Pernod Ricard SA	39,882	4,452,396

		25,064,009
GERMANY — 0.38%
Beiersdorf AG	18,354	1,497,349

Security	Shares	Value

METRO AGb	27,462	$841,061

		2,338,410
IRELAND — 0.31%
Kerry Group PLC	27,738	1,915,519

		1,915,519
JAPAN — 5.18%
Aeon Co. Ltd.	148,017	1,498,133
Ajinomoto Co. Inc.	138,000	2,581,709
Asahi Group Holdings Ltd.	91,598	2,862,270
Japan Tobacco Inc.	222,400	6,173,295
Kao Corp.	98,900	3,923,994
Kirin Holdings Co. Ltd.	157,496	1,966,483
Lawson Inc.	13,900	845,165
NH Foods Ltd.	38,000	836,098
Nissin Foods Holdings Co. Ltd.	17,900	861,445
Seven & I Holdings Co. Ltd.	153,137	5,566,935
Shiseido Co. Ltd.	75,700	1,068,936
Unicharm Corp.	93,000	2,258,777
Yakult Honsha Co. Ltd.	31,620	1,682,602

		32,125,842
MEXICO — 0.92%
Fomento Economico Mexicano SAB de CV BD Units	400,209	3,553,612
Wal-Mart de Mexico SAB de CV Series V	1,007,410	2,167,950

		5,721,562
NETHERLANDS — 3.03%
Heineken NV	40,296	2,874,413
Koninklijke Ahold NV	169,326	3,023,196
Unilever NV CVA	325,542	12,857,619

		18,755,228
NORWAY — 0.16%
Orkla ASA	148,488	1,013,019

		1,013,019
SOUTH KOREA — 0.16%
KT&G Corp. Class A SP GDR[b,c]	28,532	987,711

		987,711
SPAIN — 0.12%
Distribuidora Internacional de Alimentacion SA	111,504	759,225

		759,225
SWEDEN — 0.61%
Svenska Cellulosa AB Class B	117,438	2,533,807
Swedish Match AB	38,778	1,212,641

		3,746,448

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

December 31, 2014

Security	Shares	Value

SWITZERLAND — 7.25%
Nestle SA Registered	611,892	$44,922,781

		44,922,781
UNITED KINGDOM — 13.17%
Associated British Foods PLC	67,482	3,317,628
British American Tobacco PLC	354,246	19,332,532
Diageo PLC	476,376	13,730,459
Imperial Tobacco Group PLC	186,852	8,262,657
J Sainsbury PLC[a]	254,748	979,931
Reckitt Benckiser Group PLC	124,476	10,112,047
SABMiller PLC	187,404	9,821,167
Tate & Lyle PLC	90,390	849,872
Tesco PLC	1,533,732	4,519,881
Unilever PLC	229,494	9,403,996
Wm Morrison Supermarkets PLC	444,912	1,277,849

		81,608,019
UNITED STATES — 54.76%
Altria Group Inc.	375,360	18,493,987
Archer-Daniels-Midland Co.	121,992	6,343,584
Avon Products Inc.	83,904	787,859
Brown-Forman Corp.	29,532	2,594,091
Campbell Soup Co.	34,394	1,513,336
Clorox Co. (The)	24,702	2,574,195
Coca-Cola Co. (The)	748,374	31,596,350
Coca-Cola Enterprises Inc.	42,228	1,867,322
Colgate-Palmolive Co.	162,426	11,238,255
ConAgra Foods Inc.	80,730	2,928,884
Constellation Brands Inc.[b]	31,602	3,102,368
Costco Wholesale Corp.	82,938	11,756,462
CVS Health Corp.	217,212	20,919,688
Dr Pepper Snapple Group Inc.	36,708	2,631,230
Estee Lauder Companies Inc. (The) Class A	42,366	3,228,289
General Mills Inc.	114,954	6,130,497
Hershey Co. (The)	28,152	2,925,837
Hormel Foods Corp.	25,256	1,315,838
J.M. Smucker Co. (The)	19,458	1,964,869
Kellogg Co.	48,024	3,142,691
Keurig Green Mountain Inc.	23,046	3,051,175
Kimberly-Clark Corp.	70,656	8,163,594
Kraft Foods Group Inc.	112,194	7,030,076
Kroger Co. (The)	92,874	5,963,440
Lorillard Inc.	68,586	4,316,803
McCormick & Co. Inc. NVS	24,564	1,825,105
Mead Johnson Nutrition Co. Class A	38,226	3,843,242
Molson Coors Brewing Co. Class B NVS	30,222	2,252,143
Mondelez International Inc. Class A	318,642	11,574,671
Monster Beverage Corp.[b]	27,324	2,960,555
PepsiCo Inc.	284,004	26,855,418
Philip Morris International Inc.	295,320	24,053,814
Procter & Gamble Co. (The)	512,808	46,711,681
Reynolds American Inc.	58,512	3,760,566
Safeway Inc.	43,884	1,541,206
Sysco Corp.	111,642	4,431,071
Tyson Foods Inc. Class A	55,614	2,229,565
Wal-Mart Stores Inc.	299,736	25,741,328
Walgreens Boots Alliance Inc.	165,048	12,576,658

Security	Shares	Value

Whole Foods Market Inc.	68,310	$3,444,190

		339,381,933

TOTAL COMMON STOCKS (Cost: $512,882,530)		613,680,221

PREFERRED STOCKS — 0.59%

GERMANY — 0.59%
Henkel AG & Co. KGaA	33,672	3,643,401

		3,643,401

TOTAL PREFERRED STOCKS (Cost: $2,667,258)		3,643,401

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	1,505,465	1,505,465
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[d,e,f]	91,767	91,767
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	20,410	20,410

		1,617,642

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,617,642)		1,617,642

TOTAL INVESTMENTS IN SECURITIES — 99.87% (Cost: $517,167,430)		618,941,264
Other Assets, Less Liabilities — 0.13%		777,098

NET ASSETS — 100.00%		$619,718,362

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

89

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL ENERGY ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.21%

AUSTRALIA — 1.89%
Oil Search Ltd.	415,248	$2,681,166
Origin Energy Ltd.	393,600	3,758,937
Santos Ltd.	343,252	2,317,427
Woodside Petroleum Ltd.	252,068	7,840,697
WorleyParsons Ltd.	79,376	654,770

		17,252,997
AUSTRIA — 0.15%
OMV AG	51,168	1,362,768

		1,362,768
BRAZIL — 0.34%
Ultrapar Participacoes SA SP ADR	161,025	3,070,747

		3,070,747
CANADA — 10.03%
ARC Resources Ltd.	112,504	2,443,860
Cameco Corp.	139,072	2,287,349
Canadian Natural Resources Ltd.	382,120	11,850,421
Canadian Oil Sands Ltd.	169,576	1,525,562
Cenovus Energy Inc.	265,188	5,488,069
Crescent Point Energy Corp.	154,488	3,589,270
Enbridge Inc.	299,136	15,428,780
Encana Corp.	259,940	3,628,949
Husky Energy Inc.	106,108	2,519,292
Imperial Oil Ltd.	92,168	3,982,740
Inter Pipeline Ltd.	113,980	3,536,750
Pembina Pipeline Corp.	117,916	4,310,437
Suncor Energy Inc.	509,548	16,233,388
Talisman Energy Inc.	332,756	2,614,357
TransCanada Corp.	250,756	12,361,897

		91,801,121
CHINA — 2.54%
China Petroleum & Chemical Corp. Class H	8,856,400	7,137,791
CNOOC Ltd.	5,740,000	7,727,500
PetroChina Co. Ltd. Class H	7,570,000	8,395,004

		23,260,295
COLOMBIA — 0.18%
Ecopetrol SA SP ADR[a]	94,136	1,611,608

		1,611,608
FRANCE — 4.95%
Technip SA	39,852	2,382,935
Total SA	833,776	42,898,888

		45,281,823

Security	Shares	Value

ITALY — 2.18%
Eni SpA	941,196	$16,525,358
Saipem SpA[b]	86,428	916,663
Tenaris SA	165,640	2,497,391

		19,939,412
JAPAN — 0.84%
INPEX Corp.	377,200	4,233,059
JX Holdings Inc.	885,620	3,470,239

		7,703,298
NORWAY — 0.98%
Seadrill Ltd.[a]	129,232	1,490,101
Statoil ASA	372,280	6,514,546
Subsea 7 SA	94,136	961,129

		8,965,776
PORTUGAL — 0.12%
Galp Energia SGPS SA Class B	111,848	1,141,066

		1,141,066
SPAIN — 0.71%
Repsol SAa	345,220	6,493,668

		6,493,668
UNITED KINGDOM — 15.39%
Amec Foster Wheeler PLC	138,416	1,840,989
BG Group PLC	1,191,788	16,074,255
BP PLC	6,558,524	42,030,414
Cairn Energy PLC[b]	204,836	570,112
Nobel Corp. PLC	86,592	1,434,829
Petrofac Ltd.	89,872	985,134
Royal Dutch Shell PLC Class A	1,368,580	45,954,792
Royal Dutch Shell PLC Class B	859,524	29,926,951
Tullow Oil PLC	312,912	2,019,451

		140,836,927
UNITED STATES — 58.91%
Anadarko Petroleum Corp.	177,776	14,666,520
Apache Corp.	131,528	8,242,860
Baker Hughes Inc.	151,864	8,515,014
Cabot Oil & Gas Corp.	145,304	4,302,451
Cameron International Corp.[b]	69,700	3,481,515
Chesapeake Energy Corp.	180,400	3,530,428
Chevron Corp.	664,036	74,491,559
Cimarex Energy Co.	30,340	3,216,040
ConocoPhillips	432,304	29,854,914
CONSOL Energy Inc.	81,344	2,750,241
Denbury Resources Inc.	119,228	969,324
Devon Energy Corp.	134,644	8,241,559
Diamond Offshore Drilling Inc.[a]	24,108	885,005
Ensco PLC Class A	81,344	2,436,253
EOG Resources Inc.	192,044	17,681,491
EQT Corp.	53,628	4,059,640
Exxon Mobil Corp.	1,487,316	137,502,364
FMC Technologies Inc.[b]	82,328	3,856,244

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

December 31, 2014

Security	Shares	Value

Halliburton Co.	296,840	$11,674,717
Helmerich & Payne Inc.	37,720	2,543,082
Hess Corp.	88,724	6,549,606
Kinder Morgan Inc.	596,304	25,229,622
Marathon Oil Corp.	235,832	6,671,687
Marathon Petroleum Corp.	98,564	8,896,387
Murphy Oil Corp.	58,548	2,957,845
Nabors Industries Ltd.	98,564	1,279,361
National Oilwell Varco Inc.	152,028	9,962,395
Newfield Exploration Co.[b]	47,068	1,276,484
Noble Energy Inc.	125,624	5,958,346
Occidental Petroleum Corp.	272,568	21,971,706
ONEOK Inc.	72,980	3,633,674
Phillips 66	194,504	13,945,937
Pioneer Natural Resources Co.	52,316	7,787,237
QEP Resources Inc.	56,744	1,147,364
Range Resources Corp.	59,368	3,173,220
Schlumberger Ltd.	451,820	38,589,946
Southwestern Energy Co.[b]	124,312	3,392,474
Spectra Energy Corp.	237,636	8,626,187
Tesoro Corp.	44,444	3,304,411
Transocean Ltd.[a]	118,900	2,179,437
Valero Energy Corp.	183,352	9,075,924
Williams Companies Inc. (The)	235,996	10,605,660

		539,116,131

TOTAL COMMON STOCKS (Cost: $1,003,833,378)		907,837,637

PREFERRED STOCKS — 0.60%

BRAZIL — 0.60%
Petroleo Brasileiro SA SP ADR	721,764	5,470,971

		5,470,971

TOTAL PREFERRED STOCKS (Cost: $21,550,453)		5,470,971

RIGHTS — 0.02%

SPAIN — 0.02%
Repsol SAb	328,380	181,592

		181,592

TOTAL RIGHTS (Cost: $189,985)		181,592

SHORT-TERM INVESTMENTS — 1.40%

MONEY MARKET FUNDS — 1.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	11,237,185	11,237,185
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	684,976	684,976

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	923,072	$923,072

		12,845,233

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,845,233)		12,845,233

TOTAL INVESTMENTS IN SECURITIES — 101.23% (Cost: $1,038,419,049)		926,335,433
Other Assets, Less Liabilities — (1.23)%		(11,223,587)

NET ASSETS — 100.00%		$915,111,846

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

91

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.92%

AUSTRALIA — 7.21%
AMP Ltd.	133,282	$599,892
ASX Ltd.	9,374	281,840
Australia and New Zealand Banking Group Ltd.	119,583	3,140,352
Commonwealth Bank of Australia	70,761	4,959,757
Dexus Property Group	40,376	230,301
Goodman Group	65,920	306,951
GPT Group (The)	71,173	253,363
Insurance Australia Group Ltd.	105,060	537,349
Lend Lease Group	23,175	311,030
Macquarie Group Ltd.	14,523	692,771
Mirvac Group	155,427	226,405
National Australia Bank Ltd.	103,927	2,857,635
Novion Property Group	97,335	168,867
QBE Insurance Group Ltd.	60,667	556,541
Scentre Group[a]	231,235	662,309
Stockland	97,953	330,259
Suncorp Group Ltd.	57,680	663,666
Westfield Corp.	83,842	618,881
Westpac Banking Corp.	135,136	3,667,116

		21,065,285
AUSTRIA — 0.11%
Erste Group Bank AG	13,390	311,656

		311,656
BELGIUM — 0.48%
Ageas	9,785	349,349
Groupe Bruxelles Lambert SA	3,193	273,356
KBC Groep NVa	14,008	788,108

		1,410,813
BRAZIL — 0.19%
Banco do Brasil SA SP ADR	63,000	546,840

		546,840
CANADA — 6.68%
Bank of Montreal	28,531	2,024,328
Bank of Nova Scotia (The)	53,045	3,036,835
Brookfield Asset Management Inc. Class A	24,102	1,211,499
Canadian Imperial Bank of Commerce/Canada	17,304	1,491,588
Manulife Financial Corp.	80,340	1,538,477
National Bank of Canada	14,523	619,915
Power Corp. of Canada	15,347	420,825
Royal Bank of Canada	62,624	4,338,398
Sun Life Financial Inc.	26,574	961,780
Toronto-Dominion Bank (The)	80,340	3,850,355

		19,494,000
CHILE — 0.11%
Banco de Chile SP ADR	2,214	152,633

Security	Shares	Value

Banco Santander (Chile) SA SP ADR	8,240	$162,493

		315,126
CHINA — 2.69%
China Construction Bank Corp. Class H	3,605,720	2,961,816
China Life Insurance Co. Ltd. Class H	309,000	1,213,312
Industrial and Commercial Bank of China Ltd. Class H	3,605,000	2,631,166
Ping An Insurance (Group) Co. of China Ltd. Class H	103,000	1,050,607

		7,856,901
COLOMBIA — 0.10%
Bancolombia SA SP ADR	6,077	290,967

		290,967
DENMARK — 0.32%
Danske Bank A/S	33,887	921,826

		921,826
FINLAND — 0.33%
Sampo Oyj	20,600	967,667

		967,667
FRANCE — 2.68%
AXA SA	82,606	1,919,682
BNP Paribas SA	45,629	2,719,811
Credit Agricole SA	48,719	634,328
Societe Generale	34,917	1,478,374
Unibail-Rodamco SE	4,223	1,087,673

		7,839,868
GERMANY — 2.61%
Allianz SE Registered	19,879	3,303,897
Commerzbank AGa	40,994	544,661
Deutsche Bank AG Registered	59,843	1,809,240
Deutsche Boerse AG	8,549	612,614
Muenchener Rueckversicherungs-Gesellschaft AG Registered	6,695	1,342,788

		7,613,200
HONG KONG — 2.70%
AIA Group Ltd.	515,000	2,865,594
BOC Hong Kong (Holdings) Ltd.[b]	154,500	517,002
Cheung Kong (Holdings) Ltd.	103,000	1,730,646
Hang Seng Bank Ltd.	30,900	514,811
Hong Kong Exchanges and Clearing Ltd.	47,700	1,056,125
Sun Hung Kai Properties Ltd.	79,000	1,205,142

		7,889,320
IRELAND — 0.15%
Bank of Ireland[a]	1,188,826	450,262
Irish Bank Resolution Corp. Ltd.[a]	47,975	1

		450,263
ITALY — 1.85%
Assicurazioni Generali SpA	59,637	1,226,784

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2014

Security	Shares	Value

Banca Monte dei Paschi di Siena SpA[a,b]	219,679	$124,937
Banco Popolare SCa	16,068	195,597
Intesa Sanpaolo SpA	616,043	1,805,463
Mediobanca SpA	26,162	214,320
UniCredit SpA	240,093	1,549,949
Unione di Banche Italiane SpA	40,067	288,959

		5,406,009
JAPAN — 6.21%
Dai-ichi Life Insurance Co. Ltd. (The)	51,500	790,788
Daiwa House Industry Co. Ltd.	32,100	613,915
Daiwa Securities Group Inc.	103,000	814,069
Mitsubishi Estate Co. Ltd.	64,000	1,364,127
Mitsubishi UFJ Financial Group Inc.	597,400	3,310,999
Mitsui Fudosan Co. Ltd.	45,000	1,221,694
Mizuho Financial Group Inc.	1,060,900	1,791,836
MS&AD Insurance Group Holdings Inc.	20,600	494,919
Nomura Holdings Inc.	164,800	948,705
ORIX Corp.	61,800	785,290
Resona Holdings Inc.	92,700	473,107
Shinsei Bank Ltd.	103,000	181,267
Sompo Japan Nipponkoa Holdings Inc.	20,600	524,214
Sumitomo Mitsui Financial Group Inc.	61,800	2,255,098
Sumitomo Mitsui Trust Holdings Inc.	206,270	796,899
Sumitomo Realty & Development Co. Ltd.	22,000	758,105
Tokio Marine Holdings Inc.	30,900	1,013,763

		18,138,795
MEXICO — 0.27%
Grupo Elektra SAB de CV	2,781	106,210
Grupo Financiero Banorte SAB de CV Series O	123,600	680,902

		787,112
NETHERLANDS — 0.91%
AEGON NV	63,757	482,877
ING Groep NV CVA[a]	166,860	2,186,674

		2,669,551
NORWAY — 0.20%
DNB ASA	39,758	587,020

		587,020
PERU — 0.15%
Credicorp Ltd.	2,781	445,461

		445,461
SINGAPORE — 1.18%
DBS Group Holdings Ltd.	86,000	1,336,956
Oversea-Chinese Banking Corp. Ltd.[b]	116,000	915,674
United Overseas Bank Ltd.[b]	64,000	1,184,756

		3,437,386
SOUTH KOREA — 0.42%
KB Financial Group Inc. SP ADR	13,102	427,387

Security	Shares	Value

Shinhan Financial Group Co. Ltd. SP ADR	19,928	$804,892

		1,232,279
SPAIN — 3.03%
Banco Bilbao Vizcaya Argentaria SA	267,903	2,546,079
Banco de Sabadell SA	167,787	447,683
Banco Popular Espanol SA	85,696	431,377
Banco Santander SA	542,398	4,591,676
Bankia SAa	197,554	295,944
CaixaBank SA	100,632	531,038

		8,843,797
SWEDEN — 1.96%
Investment AB Kinnevik	10,403	339,269
Investor AB Class B	20,291	737,949
Nordea Bank AB	137,608	1,597,875
Skandinaviska Enskilda Banken AB Class A	73,851	939,146
Svenska Handelsbanken AB Class A	21,630	1,012,941
Swedbank AB Class A	43,363	1,082,933

		5,710,113
SWITZERLAND — 2.98%
Baloise Holding AG Registered	2,060	264,950
Credit Suisse Group AG Registered	61,594	1,554,650
GAM Holding AGa	6,386	115,683
Julius Baer Group Ltd.[a]	9,888	455,864
Swiss Life Holding AG Registered[a]	1,442	343,067
Swiss Re AGa	14,832	1,248,626
UBS Group AG	156,354	2,689,166
Zurich Insurance Group AGa	6,489	2,035,547

		8,707,553
UNITED KINGDOM — 8.37%
3i Group PLC	42,168	296,009
Aberdeen Asset Management PLC	42,436	285,979
Aviva PLC	126,072	952,419
Barclays PLC	663,938	2,520,822
British Land Co. PLC (The)	43,672	529,103
Friends Life Group Ltd.	63,139	360,522
Hammerson PLC	33,578	316,757
HSBC Holdings PLC	827,296	7,850,704
Land Securities Group PLC	33,269	600,190
Legal & General Group PLC	261,929	1,015,314
Lloyds Banking Group PLC[a]	2,291,235	2,708,751
London Stock Exchange Group PLC	11,021	381,668
Man Group PLC	79,619	199,254
Old Mutual PLC	203,528	604,554
Provident Financial PLC	6,901	264,921
Prudential PLC	111,858	2,602,265
Royal Bank of Scotland Group PLC[a]	53,354	328,110
RSA Insurance Group PLC[a]	45,629	309,489
Schroders PLC	4,635	194,121
SEGRO PLC	27,604	159,383
Standard Chartered PLC	88,374	1,326,987
Standard Life PLC	103,824	647,712

		24,455,034

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2014

Security	Shares	Value

UNITED STATES — 45.03%
ACE Ltd.	14,523	$1,668,402
Affiliated Managers Group Inc.[a]	2,405	510,437
Aflac Inc.	19,776	1,208,116
Allstate Corp. (The)	18,191	1,277,918
American Express Co.	38,728	3,603,253
American International Group Inc.	60,770	3,403,728
American Tower Corp.	16,995	1,679,956
Ameriprise Financial Inc.	7,725	1,021,631
Aon PLC	12,463	1,181,866
Apartment Investment and Management Co. Class A	6,283	233,413
Assurant Inc.	3,090	211,449
AvalonBay Communities Inc.	5,665	925,604
Bank of America Corp.	455,672	8,151,972
Bank of New York Mellon Corp. (The)	49,337	2,001,602
BB&T Corp.	31,209	1,213,718
Berkshire Hathaway Inc. Class Ba	79,104	11,877,466
BlackRock Inc.[c]	5,356	1,915,091
Boston Properties Inc.	6,592	848,324
Capital One Financial Corp.	24,308	2,006,625
CBRE Group Inc. Class Aa	11,330	388,052
Charles Schwab Corp. (The)	49,852	1,505,032
Chubb Corp. (The)	10,253	1,060,878
Cincinnati Financial Corp.	7,004	363,017
Citigroup Inc.	131,016	7,089,276
CME Group Inc./IL	14,008	1,241,809
Comerica Inc.	7,725	361,839
Crown Castle International Corp.	14,420	1,134,854
Discover Financial Services	19,982	1,308,621
E*TRADE Financial Corp.[a]	12,566	304,788
Equity Residential	15,553	1,117,328
Essex Property Trust Inc.	2,678	553,275
Fifth Third Bancorp	35,535	724,026
Franklin Resources Inc.	16,789	929,607
General Growth Properties Inc.	26,677	750,424
Genworth Financial Inc. Class Aa	21,321	181,229
Goldman Sachs Group Inc. (The)	17,613	3,413,928
Hartford Financial Services Group Inc. (The)	18,643	777,227
HCP Inc.	19,879	875,272
Health Care REIT Inc.	14,317	1,083,367
Host Hotels & Resorts Inc.	31,209	741,838
Hudson City Bancorp Inc.	21,527	217,853
Huntington Bancshares Inc.	36,668	385,747
Intercontinental Exchange Inc.	4,944	1,084,170
Invesco Ltd.	18,540	732,701
Iron Mountain Inc.	7,725	298,648
JPMorgan Chase & Co.	161,504	10,106,920
KeyCorp	37,801	525,434
Kimco Realty Corp.	17,098	429,844
Legg Mason Inc.	4,429	236,376
Leucadia National Corp.	14,523	325,606
Lincoln National Corp.	10,815	623,701
Loews Corp.	13,699	575,632
M&T Bank Corp.	5,768	724,576
Macerich Co. (The)	5,974	498,291
Marsh & McLennan Companies Inc.	23,587	1,350,120
McGraw Hill Financial Inc.	11,639	1,035,638
MetLife Inc.	48,410	2,618,497
Moody’s Corp.	8,137	779,606
Morgan Stanley	66,435	2,577,678
NASDAQ OMX Group Inc. (The)	5,562	266,754
Navient Corp.	18,849	407,327

Security	Shares	Value

Northern Trust Corp.	10,094	$680,336
People’s United Financial Inc.	15,759	239,222
Plum Creek Timber Co. Inc.	7,210	308,516
PNC Financial Services Group Inc. (The)[c]	22,557	2,057,875
Principal Financial Group Inc.	11,330	588,480
Progressive Corp. (The)	23,896	644,953
Prologis Inc.	20,909	899,714
Prudential Financial Inc.	19,776	1,788,937
Public Storage	6,077	1,123,333
Regions Financial Corp.	58,195	614,539
Simon Property Group Inc.	13,287	2,419,696
State Street Corp.	18,128	1,423,048
SunTrust Banks Inc.	22,351	936,507
T. Rowe Price Group Inc.	11,639	999,325
Torchmark Corp.	6,027	326,483
Travelers Companies Inc. (The)	14,317	1,515,454
U.S. Bancorp	76,941	3,458,498
Unum Group	11,227	391,598
Ventas Inc.	13,362	958,055
Vornado Realty Trust	7,416	872,937
Wells Fargo & Co.	203,734	11,168,698
Weyerhaeuser Co.	22,248	798,481
XL Group PLC	12,051	414,193
Zions Bancorp	8,858	252,542

		131,528,797

TOTAL COMMON STOCKS (Cost: $300,706,163)		288,922,639

PREFERRED STOCKS — 0.95%

BRAZIL — 0.95%
Banco Bradesco SA SP ADR	91,052	1,217,365
Itau Unibanco Holding SA SP ADR	119,480	1,554,435

		2,771,800

TOTAL PREFERRED STOCKS (Cost: $3,040,921)		2,771,800

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Bilbao Vizcaya Argentaria SAa	278,307	26,604

		26,604

TOTAL RIGHTS (Cost: $27,291)		26,604

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	1,837,972	1,837,972
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	112,036	112,036

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	170,163	$170,163

		2,120,171

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,120,171)		2,120,171

TOTAL INVESTMENTS IN SECURITIES — 100.61% (Cost: $305,894,546)		293,841,214
Other Assets, Less Liabilities — (0.61)%		(1,773,866)

NET ASSETS — 100.00%		$292,067,348

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

95

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.73%

AUSTRALIA — 1.23%
Cochlear Ltd.	20,022	$1,273,115
CSL Ltd.	169,463	12,020,787
Ramsay Health Care Ltd.	42,300	1,976,585
Sonic Healthcare Ltd.	141,282	2,138,935

		17,409,422
BELGIUM — 0.24%
UCB SA	44,274	3,385,862

		3,385,862
CANADA — 1.40%
Catamaran Corp.[a,b]	73,884	3,835,015
Valeant Pharmaceuticals International Inc.[a,b]	110,544	15,874,624

		19,709,639
DENMARK — 2.35%
Coloplast A/S Class B	43,146	3,638,883
Novo Nordisk A/S Class B	697,950	29,522,874

		33,161,757
FRANCE — 3.35%
Essilor International SA	70,782	7,938,021
Sanofi	428,358	39,217,202

		47,155,223
GERMANY — 4.24%
Bayer AG Registered	294,408	40,256,076
Fresenius Medical Care AG & Co. KGaA	76,140	5,698,440
Fresenius SE & Co. KGaA	140,417	7,333,385
Merck KGaA	46,248	4,388,571
QIAGEN NVa,b	85,446	2,001,707

		59,678,179
JAPAN — 3.36%
Astellas Pharma Inc.	817,875	11,504,618
Chugai Pharmaceutical Co. Ltd.	71,500	1,767,597
Daiichi Sankyo Co. Ltd.	237,493	3,343,661
Eisai Co. Ltd.	94,500	3,682,422
Ono Pharmaceutical Co. Ltd.	36,600	3,275,516
Otsuka Holdings Co. Ltd.	197,400	5,955,176
Shionogi & Co. Ltd.	112,800	2,940,072
Taisho Pharmaceutical Holdings Co. Ltd.	18,100	1,117,144
Takeda Pharmaceutical Co. Ltd.	259,800	10,826,896
Terumo Corp.	126,200	2,901,984

		47,315,086
SWITZERLAND — 11.63%
Actelion Ltd. Registered[a]	36,096	4,188,466
Lonza Group AG Registered[a]	18,894	2,133,454

Security	Shares	Value

Novartis AG Registered	963,594	$89,556,590
Roche Holding AG Genusschein	250,134	67,942,602

		163,821,112
UNITED KINGDOM — 6.39%
AstraZeneca PLC	444,996	31,608,792
GlaxoSmithKline PLC	1,736,274	37,252,243
Shire PLC	212,910	15,048,649
Smith & Nephew PLC	327,402	6,064,759

		89,974,443
UNITED STATES — 65.54%
Abbott Laboratories	536,082	24,134,412
AbbVie Inc.	567,102	37,111,155
Actavis PLC[a]	94,188	24,244,933
Aetna Inc.	125,208	11,122,227
Agilent Technologies Inc.	118,831	4,864,941
Alexion Pharmaceuticals Inc.[a]	70,500	13,044,615
Allergan Inc.	106,013	22,537,304
AmerisourceBergen Corp.	73,884	6,661,381
Amgen Inc.	270,720	43,122,989
Anthem Inc.	96,162	12,084,679
Baxter International Inc.	192,888	14,136,761
Becton, Dickinson and Co.	68,244	9,496,835
Biogen Idec Inc.[a]	84,036	28,526,020
Boston Scientific Corp.[a]	472,892	6,265,819
Bristol-Myers Squibb Co.	590,508	34,857,687
C.R. Bard Inc.	26,508	4,416,763
Cardinal Health Inc.	117,876	9,516,129
CareFusion Corp.[a]	72,474	4,300,607
Celgene Corp.[a]	284,256	31,796,876
Cerner Corp.[a]	108,288	7,001,902
Cigna Corp.	93,060	9,576,805
Covidien PLC	161,304	16,498,173
DaVita HealthCare Partners Inc.[a]	61,194	4,634,834
DENTSPLY International Inc.	50,478	2,688,963
Edwards Lifesciences Corp.[a]	38,070	4,849,357
Eli Lilly and Co.	348,834	24,066,058
Express Scripts Holding Co.[a]	261,978	22,181,677
Gilead Sciences Inc.[a]	537,210	50,637,415
Hospira Inc.[a]	60,066	3,679,042
Humana Inc.	54,708	7,857,710
Intuitive Surgical Inc.[a]	12,972	6,861,410
Johnson & Johnson	997,152	104,272,185
Laboratory Corp. of America Holdings[a]	30,174	3,255,775
Mallinckrodt PLC[a]	41,172	4,077,263
McKesson Corp.	82,626	17,151,505
Medtronic Inc.	349,962	25,267,256
Merck & Co. Inc.	1,015,482	57,669,223
Mylan Inc./PAa,b	133,104	7,503,072
Patterson Companies Inc.	30,738	1,478,498
PerkinElmer Inc.	40,326	1,763,456
Perrigo Co. PLC	50,196	8,390,763
Pfizer Inc.	2,244,156	69,905,459
Quest Diagnostics Inc.	51,324	3,441,787
Regeneron Pharmaceuticals Inc.[a,b]	26,508	10,874,907
St. Jude Medical Inc.	101,802	6,620,184
Stryker Corp.	106,314	10,028,600
Tenet Healthcare Corp.[a]	34,968	1,771,829
Thermo Fisher Scientific Inc.	142,410	17,842,549
UnitedHealth Group Inc.	342,066	34,579,452

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

December 31, 2014

Security	Shares	Value

Universal Health Services Inc. Class B	32,430	$3,608,162
Varian Medical Systems Inc.[a,b]	35,814	3,098,269
Vertex Pharmaceuticals Inc.[a]	85,446	10,150,985
Waters Corp.[a,b]	29,610	3,337,639
Zimmer Holdings Inc.	60,348	6,844,670
Zoetis Inc.	178,506	7,681,113

		923,390,080

TOTAL COMMON STOCKS (Cost: $1,048,367,233)		1,405,000,803

SHORT-TERM INVESTMENTS — 2.33%

MONEY MARKET FUNDS — 2.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	29,691,993	29,691,993
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	1,809,911	1,809,911
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,382,022	1,382,022

		32,883,926

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,883,926)		32,883,926

TOTAL INVESTMENTS IN SECURITIES — 102.06% (Cost: $1,081,251,159)		1,437,884,729
Other Assets, Less Liabilities — (2.06)%		(29,001,509)

NET ASSETS — 100.00%		$1,408,883,220

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

97

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.75%

AUSTRALIA — 1.48%
Asciano Ltd.	74,700	$369,841
Aurizon Holdings Ltd.	166,200	628,365
Brambles Ltd.	118,800	1,033,449
Sydney Airport	167,925	647,255
Toll Holdings Ltd.	51,675	249,078
Transurban Group	142,950	1,003,715

		3,931,703
BRAZIL — 0.21%
Embraer SA SP ADR	15,000	552,900

		552,900
CANADA — 2.81%
Bombardier Inc. Class B	112,800	404,162
Canadian National Railway Co.	62,325	4,305,846
Canadian Pacific Railway Ltd.	11,925	2,303,664
SNC-Lavalin Group Inc.	11,625	444,726

		7,458,398
CHILE — 0.13%
LATAM Airlines Group SA SP ADR[a,b]	29,925	358,502

		358,502
DENMARK — 0.79%
A.P. Moeller-Maersk A/S Class B	530	1,065,383
DSV A/S	13,575	415,164
Vestas Wind Systems A/Sb	17,175	632,157

		2,112,704
FINLAND — 0.84%
Kone OYJ Class B	30,750	1,407,246
Metso OYJ	10,125	304,579
Wartsila OYJ Abp	11,775	528,471

		2,240,296
FRANCE — 5.22%
Airbus Group NV	46,425	2,322,902
ALSTOM[b]	16,800	546,033
Bouygues SA	14,025	508,789
Cie de Saint-Gobain	38,175	1,627,403
Edenred SA	15,150	420,817
Legrand SA	19,650	1,035,391
Safran SA	24,825	1,539,524
Schneider Electric SE	44,250	3,245,346
Thales SA	7,275	396,096
Vallourec SA	9,300	256,016
Vinci SA	35,475	1,953,586

		13,851,903

Security	Shares	Value

GERMANY — 4.26%
Brenntag AG	11,700	$658,470
Deutsche Lufthansa AG Registered	18,225	304,995
Deutsche Post AG Registered	72,825	2,383,257
GEA Group AG	13,650	604,529
MAN SE	2,100	234,188
Osram Licht AGb	6,675	264,605
Siemens AG Registered	60,450	6,857,581

		11,307,625
HONG KONG — 0.70%
Hutchison Whampoa Ltd.	162,000	1,864,446

		1,864,446
IRELAND — 1.24%
Allegion PLC	7,125	395,152
Pentair PLC	14,250	946,485
Ryanair Holdings PLC SP ADR[b]	7,725	550,561
Tyco International PLC	32,100	1,407,906

		3,300,104
ITALY — 0.61%
Atlantia SpA	31,125	728,022
CNH Industrial NV	73,425	595,281
Finmeccanica SpA[b]	30,600	286,408

		1,609,711
JAPAN — 14.39%
ANA Holdings Inc.	225,000	561,679
Asahi Glass Co. Ltd.	75,000	368,447
Central Japan Railway Co.	15,000	2,269,486
Dai Nippon Printing Co. Ltd.	47,000	427,291
Daikin Industries Ltd.	22,500	1,465,657
East Japan Railway Co.	30,000	2,282,747
FANUC Corp.	15,000	2,495,308
ITOCHU Corp.	120,000	1,293,132
Japan Airlines Co. Ltd.	30,000	900,788
JGC Corp.	19,000	394,912
Kajima Corp.	75,000	312,148
Kawasaki Heavy Industries Ltd.	150,000	691,855
Kintetsu Corp.	150,000	496,685
Komatsu Ltd.	75,000	1,678,969
Kubota Corp.	89,000	1,307,219
LIXIL Group Corp.	22,500	479,294
Makita Corp.	8,800	402,219
Marubeni Corp.	135,000	816,002
Mitsubishi Corp.	120,000	2,218,942
Mitsubishi Electric Corp.	153,000	1,845,265
Mitsubishi Heavy Industries Ltd.	255,000	1,424,572
Mitsui & Co. Ltd.	135,000	1,825,785
Mitsui O.S.K. Lines Ltd.	75,000	224,572
NGK Insulators Ltd.	19,000	395,229
Nidec Corp.	19,200	1,257,260
Nippon Express Co. Ltd.	75,000	384,086
Nippon Yusen K.K.	150,000	427,874
NSK Ltd.	33,000	396,897
Obayashi Corp.	75,000	489,804
Odakyu Electric Railway Co. Ltd.	75,000	670,587

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2014

Security	Shares	Value

Secom Co. Ltd.	15,000	$868,885
Shimizu Corp.	75,000	514,825
SMC Corp.	5,100	1,359,915
Sumitomo Corp.	97,500	1,010,009
Taisei Corp.	75,000	429,751
Tokyu Corp.	75,000	468,535
Toppan Printing Co. Ltd.	75,000	492,306
Toshiba Corp.	308,000	1,316,312
TOTO Ltd.	20,000	234,872
West Japan Railway Co.	15,000	714,625
Yamato Holdings Co. Ltd.	30,000	599,149

		38,213,895
MEXICO — 0.24%
Alfa SAB de CV Series A	285,000	636,910

		636,910
NETHERLANDS — 1.10%
Koninklijke Philips NV	70,950	2,073,351
PostNL NVb	34,575	129,696
Randstad Holding NV	10,050	487,170
TNT Express NV	34,425	230,816

		2,921,033
SINGAPORE — 0.83%
Jardine Matheson Holdings Ltd.[a]	19,600	1,194,620
Keppel Corp. Ltd.	150,000	1,001,811

		2,196,431
SPAIN — 0.83%
Abertis Infraestructuras SA	29,325	583,014
ACS Actividades de Construccion y Servicios SA	14,475	507,423
Ferrovial SA	32,100	637,990
International Consolidated Airlines Group SAa,b	62,700	475,236

		2,203,663
SWEDEN — 2.85%
Alfa Laval AB	23,775	450,399
Assa Abloy AB Class B	25,575	1,355,157
Atlas Copco AB Class A	50,325	1,404,015
Atlas Copco AB Class B	28,125	721,785
Sandvik AB	85,350	832,976
Securitas AB	21,375	257,895
Skanska AB Class B	29,700	637,004
SKF AB Class B	29,025	611,404
Volvo AB Class B	120,300	1,301,620

		7,572,255
SWITZERLAND — 2.70%
ABB Ltd. Registered	164,025	3,489,648
Adecco SA Registered	12,675	878,251
Geberit AG Registered	2,925	996,145
Kuehne & Nagel International AG Registered	4,200	571,891
Schindler Holding AG Participation Certificates	3,150	456,499
SGS SA Registered	375	771,776

		7,164,210

Security	Shares	Value

UNITED KINGDOM — 5.24%
Aggreko PLC	19,782	$463,910
Ashtead Group PLC	38,175	685,721
Babcock International Group PLC	37,425	617,395
BAE Systems PLC	243,750	1,793,917
Bunzl PLC	23,775	653,935
Capita PLC	49,650	836,875
Cobham PLC	82,950	418,931
easyJet PLC	16,200	422,092
Experian PLC	79,200	1,343,599
FirstGroup PLC[b]	92,400	153,728
G4S PLC	118,950	515,429
Hays PLC	107,775	244,678
IMI PLC	21,150	416,514
Intertek Group PLC	12,150	442,174
Rentokil Initial PLC	137,475	260,016
Rolls-Royce Holdings PLC	142,650	1,935,115
Smiths Group PLC	30,150	516,185
Travis Perkins PLC	18,600	538,568
Weir Group PLC (The)	16,650	480,548
Wolseley PLC	20,400	1,172,469

		13,911,799
UNITED STATES — 53.28%
3M Co.	48,675	7,998,276
ADT Corp. (The)	13,275	480,953
AMETEK Inc.	18,525	974,971
Boeing Co. (The)	50,325	6,541,243
C.H. Robinson Worldwide Inc.	11,025	825,662
Caterpillar Inc.	46,125	4,221,821
Cintas Corp.	7,200	564,768
CSX Corp.	75,975	2,752,574
Cummins Inc.	12,975	1,870,606
Danaher Corp.	45,975	3,940,517
Deere & Co.	27,000	2,388,690
Delta Air Lines Inc.	63,975	3,146,930
Dover Corp.	12,675	909,051
Dun & Bradstreet Corp. (The)	2,775	335,664
Eaton Corp. PLC	36,150	2,456,754
Emerson Electric Co.	53,025	3,273,233
Equifax Inc.	9,075	733,895
Expeditors International of Washington Inc.	14,625	652,421
Fastenal Co.	20,775	988,059
FedEx Corp.	20,025	3,477,542
Flowserve Corp.	10,425	623,728
Fluor Corp.	12,075	732,107
General Dynamics Corp.	24,000	3,302,880
General Electric Co.	762,075	19,257,635
Honeywell International Inc.	59,400	5,935,248
Illinois Tool Works Inc.	27,225	2,578,208
Ingersoll-Rand PLC	20,250	1,283,648
Jacobs Engineering Group Inc.[b]	10,050	449,135
Joy Global Inc.	7,425	345,411
Kansas City Southern Industries Inc.	8,475	1,034,204
L-3 Communications Holdings Inc.	6,450	814,055
Lockheed Martin Corp.	20,325	3,913,985
Masco Corp.	27,150	684,180
Nielsen NV	22,950	1,026,554
Norfolk Southern Corp.	23,625	2,589,536
Northrop Grumman Corp.	15,375	2,266,121
PACCAR Inc.	26,925	1,831,169

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2014

Security	Shares	Value

Pall Corp.	8,025	$812,210
Parker-Hannifin Corp.	11,400	1,470,030
Pitney Bowes Inc.	15,525	378,344
Precision Castparts Corp.	10,800	2,601,504
Quanta Services Inc.[b]	16,575	470,564
Raytheon Co.	23,400	2,531,178
Republic Services Inc.	18,675	751,669
Robert Half International Inc.	10,350	604,233
Rockwell Automation Inc.	10,500	1,167,600
Rockwell Collins Inc.	9,975	842,688
Roper Industries Inc.	7,575	1,184,351
Ryder System Inc.	4,200	389,970
Snap-on Inc.	4,350	594,819
Southwest Airlines Co.	51,375	2,174,190
Stanley Black & Decker Inc.	11,775	1,131,342
Stericycle Inc.[b]	6,225	815,973
Textron Inc.	21,150	890,627
Union Pacific Corp.	67,800	8,077,014
United Parcel Service Inc.	52,950	5,886,452
United Rentals Inc.[b]	7,500	765,075
United Technologies Corp.	64,350	7,400,250
W.W. Grainger Inc.	4,575	1,166,122
Waste Management Inc.	32,025	1,643,523
Xylem Inc.	13,800	525,366

		141,476,528

TOTAL COMMON STOCKS (Cost: $244,095,873)		264,885,016

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	954,297	954,297
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	58,170	58,170
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	205,653	205,653

		1,218,120

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,218,120)		1,218,120

TOTAL INVESTMENTS IN SECURITIES — 100.21% (Cost: $245,313,993)		266,103,136
Other Assets, Less Liabilities — (0.21)%		(561,693)

NET ASSETS — 100.00%		$265,541,443

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

100

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.33%

AUSTRALIA — 8.08%
Macquarie Atlas Roads Group	1,928,978	$5,051,453
Qube Logistics Holdings Ltd.	3,515,412	6,990,715
Sydney Airport	5,454,146	21,022,617
Transurban Group	8,474,983	59,506,612

		92,571,397
BRAZIL — 0.79%
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	238,209	1,498,335
Ultrapar Participacoes SA SP ADR	395,118	7,534,900

		9,033,235
CANADA — 8.81%
AltaGas Ltd.	120,866	4,522,627
Enbridge Inc.	768,556	39,640,436
Gibson Energy Inc.	112,736	2,646,486
Pembina Pipeline Corp.	296,745	10,847,557
TransCanada Corp.	642,270	31,662,955
Veresen Inc.	201,082	3,187,451
Westshore Terminals Investment Corp.	308,669	8,429,269

		100,936,781
CHILE — 0.67%
Empresa Nacional de Electricidad SA SP ADR	75,609	3,382,747
Enersis SA SP ADR	265,851	4,261,591

		7,644,338
CHINA — 5.51%
Beijing Enterprises Water Group Ltd.	3,252,000	2,218,364
China Gas Holdings Ltd.	1,626,000	2,562,231
China Longyuan Power Group Corp. Ltd.	2,439,000	2,538,119
China Merchants Holdings International Co. Ltd.	9,214,000	31,010,967
China Resources and Transportation Group Ltd.[a,b]	67,100,000	1,548,824
China Resources Power Holdings Co. Ltd.	1,167,600	3,011,277
COSCO Pacific Ltd.	8,672,000	12,323,313
Guangdong Investment Ltd.	2,168,000	2,823,626
Hopewell Highway Infrastructure Ltd.	4,313,000	2,163,494
Huaneng Power International Inc. Class H SP ADR	53,658	2,906,654

		63,106,869
FRANCE — 7.09%
Aeroports de Paris	165,852	20,119,097
GDF Suez	1,059,881	24,919,154
Groupe Eurotunnel SA Registered	2,795,094	36,189,583

		81,227,834
GERMANY — 4.17%
E.ON SE	1,394,837	23,958,644
Fraport AG	186,719	10,854,127
Hamburger Hafen und Logistik AG	120,324	2,511,567
RWE AG	336,853	10,455,172

		47,779,510

Security	Shares	Value

ITALY — 6.79%
Ansaldo STS SpA	607,582	$6,124,255
Atlantia SpA	2,054,722	48,060,503
Enel SpA	4,527,326	20,247,766
Societa Iniziative Autostradali e Servizi SpA	347,422	3,356,879

		77,789,403
JAPAN — 3.79%
Japan Airport Terminal Co. Ltd.	364,400	14,543,175
Kamigumi Co. Ltd.	1,355,000	12,160,474
Mitsubishi Logistics Corp.	833,000	12,290,562
Sumitomo Warehouse Co. Ltd. (The)	813,000	4,407,607

		43,401,818
MEXICO — 2.14%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	173,982	10,995,662
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	102,709	13,541,155

		24,536,817
NETHERLANDS — 0.27%
Koninklijke Vopak NV	60,162	3,136,547

		3,136,547
NEW ZEALAND — 1.33%
Auckland International Airport Ltd.	4,618,111	15,268,249

		15,268,249
SINGAPORE — 2.64%
Hutchison Port Holdings Trust[a]	27,371,000	18,885,990
SATS Ltd.[a]	3,252,000	7,485,171
SIA Engineering Co.[a]	1,227,000	3,907,584

		30,278,745
SPAIN — 5.65%
Abertis Infraestructuras SAa	1,962,311	39,012,950
Iberdrola SA	3,802,755	25,754,732

		64,767,682
SWITZERLAND — 1.13%
Flughafen Zurich AG Registered	19,241	12,906,080

		12,906,080
UNITED KINGDOM — 7.26%
BBA Aviation PLC	2,214,070	12,428,239
Centrica PLC	3,550,642	15,446,384
National Grid PLC	2,684,526	38,430,261
SSE PLC	667,473	16,881,082

		83,185,966

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

December 31, 2014

Security	Shares	Value

UNITED STATES — 33.21%
American Electric Power Co. Inc.	339,292	$20,601,810
Cheniere Energy Inc.[b]	201,082	14,156,173
Consolidated Edison Inc.	202,708	13,380,755
Dominion Resources Inc.	405,145	31,155,650
Duke Energy Corp.	491,594	41,067,763
Edison International	225,743	14,781,652
Exelon Corp.	597,826	22,167,388
Kinder Morgan Inc.	597,555	25,282,552
NextEra Energy Inc.	303,520	32,261,141
ONEOK Inc.	189,429	9,431,670
PG&E Corp.	327,368	17,429,072
PPL Corp.	461,513	16,766,767
Public Service Enterprise Group Inc.	351,758	14,566,299
SemGroup Corp. Class A	38,753	2,650,318
Sempra Energy	160,432	17,865,708
Southern Co. (The)	621,674	30,530,410
Spectra Energy Corp.	609,479	22,124,088
Targa Resources Corp.	26,829	2,845,215
Wesco Aircraft Holdings Inc.[b]	284,550	3,978,009
Williams Companies Inc. (The)	611,376	27,475,237

		380,517,677

TOTAL COMMON STOCKS (Cost: $1,025,243,920)		1,138,088,948

PREFERRED STOCKS — 0.22%

BRAZIL — 0.22%
Companhia Energetica de Minas Gerais SP ADR	506,499	2,517,300

		2,517,300

TOTAL PREFERRED STOCKS (Cost: $3,672,409)		2,517,300

SHORT-TERM INVESTMENTS — 1.00%

MONEY MARKET FUNDS — 1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	9,489,165	9,489,165
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	578,423	578,423

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,363,963	$1,363,963

		11,431,551

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,431,551)		11,431,551

TOTAL INVESTMENTS IN SECURITIES — 100.55% (Cost: $1,040,347,880)		1,152,037,799
Other Assets, Less Liabilities — (0.55)%		(6,311,386)

NET ASSETS — 100.00%		$1,145,726,413

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

102

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.66%

AUSTRALIA — 8.03%
Amcor Ltd.	221,556	$2,462,195
BHP Billiton Ltd.	588,078	14,134,419
Fortescue Metals Group Ltd.	312,021	699,638
Incitec Pivot Ltd.	297,369	776,293
James Hardie Industries SE	80,808	872,906
Newcrest Mining Ltd.[a]	140,304	1,250,366
Orica Ltd.	67,488	1,046,586
Rio Tinto Ltd.	79,809	3,788,078

		25,030,481
AUSTRIA — 0.25%
Voestalpine AG	19,980	792,878

		792,878
BELGIUM — 0.74%
Solvay SA	10,878	1,479,513
Umicore SA	20,646	832,049

		2,311,562
BRAZIL — 0.09%
Companhia Siderurgica Nacional SA SP ADR	132,534	275,671

		275,671
CANADA — 6.44%
Agnico Eagle Mines Ltd.	38,739	967,263
Agrium Inc.	26,418	2,508,940
Barrick Gold Corp.	214,563	2,319,300
Eldorado Gold Corp.	131,757	805,387
First Quantum Minerals Ltd.	109,557	1,561,654
Goldcorp Inc.	149,628	2,778,760
Kinross Gold Corp.[a]	210,567	592,660
Potash Corp. of Saskatchewan Inc.	152,292	5,400,071
Silver Wheaton Corp.	66,156	1,349,679
Teck Resources Ltd. Class B	85,248	1,168,779
Yamana Gold Inc.	160,062	648,125

		20,100,618
CHILE — 0.33%
Empresas CMPC SA	246,864	617,760
Sociedad Quimica y Minera de Chile SA Series B SP ADR	16,983	405,554

		1,023,314
DENMARK — 0.59%
Novozymes A/S Class B	43,290	1,827,624

		1,827,624
FINLAND — 0.81%
Stora Enso OYJ Class R	103,785	933,725

Security	Shares	Value

UPM-Kymmene OYJ	97,236	$1,602,535

		2,536,260
FRANCE — 4.24%
ArcelorMittal	185,814	2,043,385
Arkema SA	13,365	890,610
L’Air Liquide SA	63,270	7,874,183
Lafarge SA	34,188	2,402,723

		13,210,901
GERMANY — 8.38%
BASF SE	168,387	14,238,520
HeidelbergCement AG	25,863	1,840,490
K+S AG Registered	31,413	871,029
Lanxess AG	16,761	779,931
Linde AG	34,077	6,358,418
ThyssenKrupp AGa	79,809	2,053,140

		26,141,528
IRELAND — 1.05%
CRH PLC	135,864	3,271,605

		3,271,605
JAPAN — 9.28%
Asahi Kasei Corp.	240,000	2,212,936
JFE Holdings Inc.	99,900	2,246,386
JSR Corp.	33,300	576,595
Kobe Steel Ltd.	666,000	1,160,966
Kuraray Co. Ltd.	55,500	637,883
Mitsubishi Chemical Holdings Corp.	277,500	1,362,098
Mitsubishi Materials Corp.	222,000	744,351
Mitsui Chemicals Inc.	222,000	636,957
Nippon Paint Holdings Co. Ltd.	41,000	1,203,720
Nippon Steel & Sumitomo Metal Corp.	1,776,290	4,457,948
Nitto Denko Corp.	30,400	1,717,329
Oji Holdings Corp.	180,000	650,069
Shin-Etsu Chemical Co. Ltd.	73,900	4,848,387
Sumitomo Chemical Co. Ltd.	313,000	1,250,486
Sumitomo Metal Mining Co. Ltd.	111,000	1,675,716
Taiheiyo Cement Corp.	222,000	701,764
Toray Industries Inc.	301,000	2,430,695
Toyo Seikan Group Holdings Ltd.	33,300	419,948

		28,934,234
MEXICO — 0.74%
Cemex SAB de CV CPO[a]	2,253,307	2,299,207

		2,299,207
NETHERLANDS — 1.65%
Akzo Nobel NV	44,622	3,112,804
Koninklijke DSM NV	33,300	2,040,522

		5,153,326
NORWAY — 0.92%
Norsk Hydro ASA	249,528	1,412,457

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2014

Security	Shares	Value

Yara International ASA	32,745	$1,457,847

		2,870,304
PERU — 0.44%
Cia. de Minas Buenaventura SAA SP ADR	33,855	323,654
Southern Copper Corp.	36,963	1,042,356

		1,366,010
SOUTH KOREA — 1.60%
LG Chem Ltd.	7,992	1,316,064
POSCO	14,717	3,688,790

		5,004,854
SWEDEN — 0.44%
Boliden AB	49,839	799,003
Holmen AB Class B	9,435	320,717
SSAB AB Class Aa,b	40,959	238,693

		1,358,413
SWITZERLAND — 3.97%
Clariant AG Registered[a]	52,836	889,063
Givaudan SA Registered[a]	1,665	3,004,423
Holcim Ltd. Registered[a]	41,403	2,972,983
Syngenta AG Registered	17,094	5,505,037

		12,371,506
TAIWAN — 2.38%
China Steel Corp.	2,247,161	1,870,145
Formosa Chemicals & Fibre Corp.	666,100	1,410,104
Formosa Plastics Corp.	888,720	2,033,240
Nan Ya Plastics Corp.	1,023,940	2,122,273

		7,435,762
UNITED KINGDOM — 12.23%
Anglo American PLC	254,967	4,772,675
Antofagasta PLC	70,152	823,118
BHP Billiton PLC	387,501	8,389,469
Glencore PLC[a]	2,029,413	9,455,114
Johnson Matthey PLC	37,629	1,993,122
Randgold Resources Ltd.	16,983	1,159,857
Rexam PLC	129,452	915,986
Rio Tinto PLC	227,550	10,644,220

		38,153,561
UNITED STATES — 34.06%
Air Products and Chemicals Inc.	35,298	5,091,030
Airgas Inc.	12,321	1,419,133
Alcoa Inc.	215,895	3,408,982
Allegheny Technologies Inc.	19,758	686,986
Avery Dennison Corp.	16,761	869,561
Ball Corp.	25,308	1,725,246
CF Industries Holdings Inc.	9,102	2,480,659
Dow Chemical Co. (The)	203,130	9,264,759
E.I. du Pont de Nemours and Co.	166,167	12,286,388
Eastman Chemical Co.	27,195	2,063,013
Ecolab Inc.	49,506	5,174,367

Security	Shares	Value

FMC Corp.	24,309	$1,386,342
Freeport-McMoRan Inc.	190,254	4,444,333
International Flavors & Fragrances Inc.	14,874	1,507,629
International Paper Co.	77,700	4,163,166
LyondellBasell Industries NV Class A	76,146	6,045,231
Martin Marietta Materials Inc.	11,322	1,249,043
MeadWestvaco Corp.	30,636	1,359,932
Monsanto Co.	88,800	10,608,936
Mosaic Co. (The)	57,942	2,645,052
Newmont Mining Corp.	91,464	1,728,670
Nucor Corp.	58,497	2,869,278
Owens-Illinois Inc.[a]	30,081	811,886
PPG Industries Inc.	25,197	5,824,287
Praxair Inc.	53,502	6,931,719
Sealed Air Corp.	38,628	1,638,986
Sherwin-Williams Co. (The)	14,985	3,941,654
Sigma-Aldrich Corp.	21,867	3,001,683
Vulcan Materials Co.	24,198	1,590,535

		106,218,486

TOTAL COMMON STOCKS (Cost: $373,104,625)		307,688,105

PREFERRED STOCKS — 1.05%

BRAZIL — 1.05%
Gerdau SA SP ADR	163,947	582,012
Vale SA Class A SP ADR	370,962	2,693,184

		3,275,196

TOTAL PREFERRED STOCKS (Cost: $13,191,083)		3,275,196

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	239,356	239,356
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	14,590	14,590

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	186,165	$186,165

		440,111

TOTAL SHORT-TERM INVESTMENTS (Cost: $440,111)		440,111

TOTAL INVESTMENTS IN SECURITIES — 99.85% (Cost: $386,735,819)		311,403,412
Other Assets, Less Liabilities — 0.15%		452,777

NET ASSETS — 100.00%		$311,856,189

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

105

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL TECH ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AUSTRALIA — 0.11%
Computershare Ltd.	90,048	$869,551

		869,551
BRAZIL — 0.23%
Cielo SA	16,800	263,357
Cielo SA SP ADR	97,926	1,539,397

		1,802,754
CANADA — 0.35%
BlackBerry Ltd.[a,b]	83,832	922,098
CGI Group Inc. Class Aa,b	48,384	1,850,142

		2,772,240
CHINA — 1.71%
Tencent Holdings Ltd.	940,800	13,648,233

		13,648,233
FINLAND — 0.65%
Nokia OYJ	652,176	5,176,927

		5,176,927
FRANCE — 0.75%
Alcatel-Lucent[a,b]	491,904	1,767,829
Cap Gemini SA	26,208	1,886,289
Dassault Systemes SA	23,520	1,438,387
STMicroelectronics NV New	115,248	863,929

		5,956,434
GERMANY — 1.72%
Infineon Technologies AG	196,728	2,105,559
SAP SE	164,640	11,606,712

		13,712,271
JAPAN — 5.39%
Canon Inc.	201,800	6,464,097
FUJIFILM Holdings Corp.	84,000	2,592,969
Fujitsu Ltd.	336,000	1,805,620
Hirose Electric Co. Ltd.	5,100	598,924
Hitachi Ltd.	840,000	6,310,422
Hoya Corp.	67,200	2,300,813
Keyence Corp.	7,560	3,392,999
Konica Minolta Holdings Inc.	84,000	928,312
Kyocera Corp.	67,200	3,114,085
Murata Manufacturing Co. Ltd.	37,500	4,144,251
NEC Corp.	480,000	1,413,237
Nintendo Co. Ltd.	20,000	2,102,673
NTT Data Corp.	16,800	632,654
Ricoh Co. Ltd.	134,400	1,377,685
Rohm Co. Ltd.	16,800	1,031,302

Security	Shares	Value

TDK Corp.	22,600	$1,349,648
Tokyo Electron Ltd.	33,600	2,584,141
Yahoo! Japan Corp.	218,400	792,393

		42,936,225
NETHERLANDS — 1.20%
ASML Holding NV	77,784	8,423,968
Gemalto NVb	14,112	1,159,988

		9,583,956
SOUTH KOREA — 3.68%
Samsung Electronics Co. Ltd.	20,832	25,150,402
SK Hynix Inc.[a]	95,904	4,166,325

		29,316,727
SPAIN — 0.39%
Amadeus IT Holding SA Class A	78,120	3,127,496

		3,127,496
SWEDEN — 0.98%
Hexagon AB Class B	44,688	1,381,471
Telefonaktiebolaget LM Ericsson Class B	529,872	6,386,283

		7,767,754
TAIWAN — 3.32%
Delta Electronics Inc.	336,000	2,004,177
Hon Hai Precision Industry Co. Ltd.	2,184,423	6,075,906
MediaTek Inc.	278,000	4,064,173
Taiwan Semiconductor Manufacturing Co. Ltd.	3,192,600	14,244,561

		26,388,817
UNITED KINGDOM — 0.66%
ARM Holdings PLC	247,296	3,836,683
Sage Group PLC (The)	199,080	1,445,605

		5,282,288
UNITED STATES — 78.68%
Accenture PLC Class A	109,704	9,797,664
Adobe Systems Inc.[a]	82,824	6,021,305
Akamai Technologies Inc.[a]	31,080	1,956,797
Alliance Data Systems Corp.[a]	11,088	3,171,722
Altera Corp.	53,256	1,967,277
Amphenol Corp. Class A	54,096	2,910,906
Analog Devices Inc.	54,432	3,022,065
Apple Inc.	1,024,632	113,098,880
Applied Materials Inc.	212,856	5,304,372
Autodesk Inc.[a]	39,816	2,391,349
Automatic Data Processing Inc.	84,168	7,017,086
Avago Technologies Ltd.	44,184	4,444,469
Broadcom Corp.	94,080	4,076,486
CA Inc.	56,112	1,708,610
Cisco Systems Inc.	893,424	24,850,589
Citrix Systems Inc.[a]	28,056	1,789,973
Cognizant Technology Solutions Corp. Class Aa	106,344	5,600,075
Computer Sciences Corp.	24,528	1,546,490
Corning Inc.	223,944	5,135,036

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

December 31, 2014

Security	Shares	Value

eBay Inc.[a]	197,568	$11,087,516
Electronic Arts Inc.[a]	54,264	2,551,222
EMC Corp.	355,488	10,572,213
F5 Networks Inc.[a]	12,936	1,687,695
Facebook Inc. Class Aa	365,232	28,495,401
Fidelity National Information Services Inc.	49,560	3,082,632
First Solar Inc.[a]	13,104	584,373
Fiserv Inc.[a]	42,672	3,028,432
FLIR Systems Inc.	24,696	797,928
Google Inc. Class Aa	49,728	26,388,660
Google Inc. Class Ca	49,728	26,176,819
Harris Corp.	18,312	1,315,168
Hewlett-Packard Co.	326,088	13,085,911
Intel Corp.	844,704	30,654,308
International Business Machines Corp.	160,776	25,794,901
Intuit Inc.	49,896	4,599,912
Juniper Networks Inc.	67,200	1,499,904
KLA-Tencor Corp.	28,728	2,020,153
Lam Research Corp.	27,720	2,199,305
Linear Technology Corp.	41,664	1,899,878
MasterCard Inc. Class A	171,192	14,749,903
Microchip Technology Inc.	35,112	1,583,902
Micron Technology Inc.[a]	187,488	6,563,955
Microsoft Corp.	1,440,096	66,892,459
Motorola Solutions Inc.	36,960	2,479,277
NetApp Inc.	54,432	2,256,206
NVIDIA Corp.	90,216	1,808,831
Oracle Corp.	565,152	25,414,885
Paychex Inc.	57,120	2,637,230
QUALCOMM Inc.	290,472	21,590,784
Red Hat Inc.[a,b]	32,760	2,265,026
Salesforce.com Inc.[a]	102,480	6,078,089
SanDisk Corp.	38,472	3,769,487
Seagate Technology PLC	57,120	3,798,480
Symantec Corp.	120,624	3,094,609
TE Connectivity Ltd.	71,064	4,494,798
Teradata Corp.[a,b]	26,712	1,166,780
Texas Instruments Inc.	184,464	9,862,368
Total System Services Inc.	28,896	981,308
VeriSign Inc.[a,b]	18,984	1,082,088
Visa Inc. Class A	85,344	22,377,197
Western Digital Corp.	38,136	4,221,655
Western Union Co.	91,224	1,633,822
Xerox Corp.	187,488	2,598,584
Xilinx Inc.	46,200	1,999,998
Yahoo! Inc.[a]	153,888	7,772,883

		626,508,086

TOTAL COMMON STOCKS (Cost: $589,520,153)		794,849,759

SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	6,255,987	6,255,987
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	381,341	381,341

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	760,776	$760,776

		7,398,104

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,398,104)		7,398,104

TOTAL INVESTMENTS IN SECURITIES — 100.75% (Cost: $596,918,257)		802,247,863
Other Assets, Less Liabilities — (0.75)%		(5,962,995)

NET ASSETS — 100.00%		$796,284,868

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

107

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL TELECOM ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.68%

AUSTRALIA — 4.95%
Telstra Corp. Ltd.	4,557,464	$22,265,717

		22,265,717
BELGIUM — 0.42%
Belgacom SA	52,151	1,899,470

		1,899,470
CANADA — 6.20%
BCE Inc.	312,454	14,373,019
Rogers Communications Inc. Class B	136,187	5,311,087
TELUS Corp. NVS	227,375	8,223,388

		27,907,494
CHINA — 5.29%
China Mobile Ltd.	2,041,500	23,824,542

		23,824,542
FRANCE — 5.93%
Orange	858,837	14,705,188
Vivendi SA	478,440	11,978,194

		26,683,382
GERMANY — 4.09%
Deutsche Telekom AG Registered	1,148,940	18,421,145

		18,421,145
ITALY — 0.87%
Telecom Italia SpA[a]	3,664,060	3,910,520

		3,910,520
JAPAN — 9.49%
Nippon Telegraph and Telephone Corp.	261,200	13,531,116
NTT DOCOMO Inc.	521,500	7,690,162
SoftBank Corp.	357,600	21,504,617

		42,725,895
MEXICO — 3.71%
America Movil SAB de CV Series L	15,034,180	16,727,594

		16,727,594
NETHERLANDS — 0.85%
Koninklijke KPN NV	1,197,216	3,807,161

		3,807,161

Security	Shares	Value

NORWAY — 1.16%
Telenor ASA	257,622	$5,205,665

		5,205,665
PORTUGAL — 0.06%
Portugal Telecom SGPS SA Registered	243,169	254,229

		254,229
SINGAPORE — 1.95%
Singapore Telecommunications Ltd.	2,980,550	8,772,278

		8,772,278
SPAIN — 4.76%
Telefonica SA	1,486,900	21,446,746

		21,446,746
SWEDEN — 1.87%
Millicom International Cellular SA SDR	23,692	1,762,921
Tele2 AB Class B	111,155	1,348,215
TeliaSonera AB	824,269	5,306,826

		8,417,962
SWITZERLAND — 0.97%
Swisscom AG Registered	8,345	4,388,127

		4,388,127
TAIWAN — 0.88%
Chunghwa Telecom Co. Ltd. SP ADR[b]	135,197	3,978,848

		3,978,848
UNITED KINGDOM — 11.83%
BT Group PLC	3,039,601	19,029,083
Vodafone Group PLC	9,856,947	34,220,067

		53,249,150
UNITED STATES — 34.40%
AT&T Inc.	1,928,806	64,788,594
CenturyLink Inc.	212,326	8,403,863
Frontier Communications Corp.	373,842	2,493,526
Level 3 Communications Inc.[a]	103,853	5,128,261
Verizon Communications Inc.	1,543,194	72,190,615
Windstream Holdings Inc.[b]	225,438	1,857,609

		154,862,468

TOTAL COMMON STOCKS (Cost: $477,774,294)		448,748,393

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

December 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	3,601,792	$3,601,792
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	219,551	219,551
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	138,583	138,583

		3,959,926

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,959,926)		3,959,926

TOTAL INVESTMENTS IN SECURITIES — 100.56% (Cost: $481,734,220)		452,708,319
Other Assets, Less Liabilities — (0.56)%		(2,509,930)

NET ASSETS — 100.00%		$450,198,389

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

109

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.78%

BRAZIL — 7.16%
Fibria Celulose SA SP ADR[a,b]	755,820	$9,168,096
Klabin SA	2,066,540	11,342,570

		20,510,666
CANADA — 13.22%
Canfor Corp.[a]	526,590	13,475,613
West Fraser Timber Co. Ltd.	424,800	24,378,550

		37,854,163
FINLAND — 8.33%
Stora Enso OYJ Class R	1,303,380	11,726,149
UPM-Kymmene OYJ	735,300	12,118,394

		23,844,543
IRELAND — 3.75%
Smurfit Kappa Group PLC	474,570	10,738,541

		10,738,541
JAPAN — 7.48%
Nippon Paper Industries Co. Ltd.	396,100	5,735,265
Oji Holdings Corp.	2,790,000	10,076,067
Sumitomo Forestry Co. Ltd.	567,000	5,599,299

		21,410,631
SOUTH AFRICA — 2.02%
Sappi Ltd.[a]	1,584,540	5,780,018

		5,780,018
SWEDEN — 2.07%
Holmen AB Class B	173,970	5,913,636

		5,913,636
UNITED KINGDOM — 3.55%
Mondi PLC	620,280	10,155,301

		10,155,301
UNITED STATES — 52.20%
CatchMark Timber Trust Inc. Class Ab	199,440	2,257,661
Deltic Timber Corp.	75,510	5,164,884
International Paper Co.	225,720	12,094,078
KapStone Paper and Packaging Corp.	288,000	8,441,280
MeadWestvaco Corp.	261,450	11,605,765
Packaging Corp. of America	168,840	13,177,962
Plum Creek Timber Co. Inc.[b]	550,800	23,568,732
Potlatch Corp.	277,020	11,598,827
Rayonier Inc.	692,550	19,349,847
Resolute Forest Products Inc.[a]	323,100	5,689,791
Sonoco Products Co.	274,860	12,011,382

Security	Shares	Value

Weyerhaeuser Co.[b]	682,020	$24,477,698

		149,437,907

TOTAL COMMON STOCKS (Cost: $237,356,349)		285,645,406

SHORT-TERM INVESTMENTS — 1.16%

MONEY MARKET FUNDS — 1.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	2,863,714	2,863,714
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	174,561	174,561
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	291,494	291,494

		3,329,769

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,329,769)		3,329,769

TOTAL INVESTMENTS IN SECURITIES — 100.94% (Cost: $240,686,118)		288,975,175
Other Assets, Less Liabilities — (0.94)%		(2,701,844)

NET ASSETS — 100.00%		$286,273,331

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

110

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.27%

AUSTRALIA — 1.28%
AGL Energy Ltd.	150,000	$1,639,973
APA Group	249,100	1,518,690

		3,158,663
BRAZIL — 0.35%
CPFL Energia SA SP ADR	63,100	856,267

		856,267
CANADA — 1.08%
Fortis Inc./Canada	61,800	2,078,764
TransAlta Corp.	62,300	565,850

		2,644,614
CHILE — 1.01%
Empresa Nacional de Electricidad SA SP ADR	24,600	1,100,604
Enersis SA SP ADR	86,100	1,380,183

		2,480,787
FINLAND — 0.87%
Fortum OYJ	98,600	2,144,018

		2,144,018
FRANCE — 5.39%
Electricite de France SA	67,400	1,861,547
GDF Suez	344,400	8,097,283
Suez Environnement SA	77,800	1,358,939
Veolia Environnement	108,600	1,938,976

		13,256,745
GERMANY — 4.55%
E.ON SE	453,100	7,782,746
RWE AG	109,500	3,398,637

		11,181,383
HONG KONG — 4.14%
CLP Holdings Ltd.	450,000	3,902,397
Hong Kong & China Gas Co. Ltd.	1,468,015	3,362,018
Power Assets Holdings Ltd.	300,000	2,911,081

		10,175,496
ITALY — 4.21%
Enel SpA	1,470,700	6,577,479
Snam SpA	469,300	2,328,294
Terna Rete Elettrica Nazionale SpA	319,500	1,453,657

		10,359,430

Security	Shares	Value

JAPAN — 4.12%
Chubu Electric Power Co. Inc.[a]	160,000	$1,892,990
Kansai Electric Power Co. Inc. (The)[a]	180,000	1,723,508
Kyushu Electric Power Co. Inc.[a]	110,000	1,110,138
Osaka Gas Co. Ltd.	476,000	1,790,533
Tokyo Electric Power Co. Inc.[a]	180,000	738,646
Tokyo Gas Co. Ltd.	531,000	2,888,070

		10,143,885
PORTUGAL — 0.93%
Energias de Portugal SA	589,500	2,295,479

		2,295,479
SPAIN — 5.82%
Acciona SAa,b	6,195	421,290
Enagas SA	44,544	1,411,384
Gas Natural SDG SA	83,200	2,095,071
Iberdrola SA	1,222,401	8,278,895
Red Electrica Corporacion SA	23,808	2,109,098

		14,315,738
UNITED KINGDOM — 11.25%
Centrica PLC	1,153,000	5,015,904
Drax Group PLC	91,300	655,708
National Grid PLC	873,100	12,498,840
Severn Trent PLC	54,100	1,692,170
SSE PLC	221,800	5,609,551
United Utilities Group PLC	154,800	2,210,967

		27,683,140
UNITED STATES — 54.27%
AES Corp. (The)	148,700	2,047,599
AGL Resources Inc.	27,000	1,471,770
Ameren Corp.	54,900	2,532,537
American Electric Power Co. Inc.	110,700	6,721,704
CenterPoint Energy Inc.	97,500	2,284,425
CMS Energy Corp.	62,200	2,161,450
Consolidated Edison Inc.	66,100	4,363,261
Dominion Resources Inc.	132,100	10,158,490
DTE Energy Co.	40,000	3,454,800
Duke Energy Corp.	159,900	13,358,046
Edison International	73,700	4,825,876
Entergy Corp.	40,800	3,569,184
Exelon Corp.	194,500	7,212,060
FirstEnergy Corp.	95,200	3,711,848
Integrys Energy Group Inc.	18,100	1,409,085
NextEra Energy Inc.	98,700	10,490,823
NiSource Inc.	71,600	3,037,272
Northeast Utilities	71,600	3,832,032
NRG Energy Inc.	76,600	2,064,370
Pepco Holdings Inc.	56,900	1,532,317
PG&E Corp.	107,500	5,723,300
Pinnacle West Capital Corp.	25,000	1,707,750
PPL Corp.	150,500	5,467,665
Public Service Enterprise Group Inc.	114,600	4,745,586
SCANA Corp.	32,200	1,944,880
Sempra Energy	52,300	5,824,128
Southern Co. (The)	203,300	9,984,063

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

December 31, 2014

Security	Shares	Value

TECO Energy Inc.	53,400	$1,094,166
Wisconsin Energy Corp.	51,000	2,689,740
Xcel Energy Inc.	114,300	4,105,656

		133,525,883

TOTAL COMMON STOCKS (Cost: $267,082,427)		244,221,528

PREFERRED STOCKS — 0.33%

BRAZIL — 0.33%
Companhia Energetica de Minas Gerais SP ADR	162,700	808,619

		808,619

TOTAL PREFERRED STOCKS (Cost: $1,368,527)		808,619

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	30,571	30,571
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	1,864	1,864
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	225,808	225,808

		258,243

TOTAL SHORT-TERM INVESTMENTS (Cost: $258,243)		258,243

TOTAL INVESTMENTS IN SECURITIES — 99.70% (Cost: $268,709,197)		245,288,390
Other Assets, Less Liabilities — 0.30%		730,279

NET ASSETS — 100.00%		$246,018,669

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

112

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.13%

ALABAMA — 0.26%
Auburn University RB
5.00%, 06/01/15	$140	$142,815
State of Alabama GO Series C
4.00%, 06/01/15	125	127,025

		269,840
ALASKA — 1.00%
Borough of North Slope AK GO
Series A
4.00%, 06/30/15	100	101,929
5.00%, 06/30/15 (NPFGC)	210	215,099
City of Anchorage AK GO
Series B
5.00%, 08/01/15	115	118,240
Series D
5.00%, 08/01/15 (AMBAC)	150	154,225
State of Alaska GO
Series A
3.00%, 08/01/15	180	183,004
4.00%, 08/01/15	250	255,630

		1,028,127
ARIZONA — 4.71%
Arizona School Facilities Board RB
5.00%, 01/01/20 (PR 07/01/15)	200	204,856
Arizona State University RB
Series A
4.00%, 07/01/15	135	137,597
Series C
5.50%, 07/01/15	245	251,549
Arizona Transportation Board RB
4.00%, 07/01/15	100	101,929
5.00%, 07/01/15	375	384,105
City of Chandler AZ GO
5.00%, 07/01/15	80	81,942
City of Chandler AZ RB
2.50%, 07/01/15	100	101,169
City of Glendale AZ GO Series A
4.00%, 07/01/15	150	152,642
City of Glendale AZ Water & Sewer Revenue RB
5.25%, 07/01/15 (NPFGC-FGIC)	100	102,435
City of Mesa AZ RB Series A
5.00%, 07/01/15 (NPFGC-FGIC)	100	102,439
City of Phoenix AZ GO Series B
4.00%, 07/01/15	300	305,787
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/15	200	203,858
4.00%, 07/01/15 (NPFGC)	200	203,848
Series B

Security	Principal (000s)	Value

4.00%, 07/01/15	$100	$101,929
City of Scottsdale AZ GO Series 2008A
3.50%, 07/01/15	100	101,679
City of Tempe AZ GO
3.38%, 07/01/15	200	203,232
County of Pima AZ GO
5.00%, 07/01/15 (AGM)	185	189,483
County of Pima AZ Sewer System Revenue RB
Series A
4.00%, 07/01/15	225	229,329
5.00%, 07/01/15	70	71,696
Greater Arizona Development Authority RB Series 1
5.00%, 08/01/15 (NPFGC)	95	97,665
Maricopa County Community College District GO Series C
4.00%, 07/01/15	250	254,822
Maricopa County Unified School District No. 4 Mesa GO Series C
4.00%, 07/01/15	100	101,924
Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.00%, 07/01/20 (PR 07/01/15) (NPFGC-FGIC)	250	254,795
4.13%, 07/01/21 (PR 07/01/15) (NPFGC-FGIC)	415	423,242
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15 (AGM)	250	256,045
Pima County Unified School District No. 1 Tucson GO Series C
4.50%, 07/01/15 (NPFGC-FGIC)	120	122,578
Regional Public Transportation Authority RB Series A
5.00%, 07/01/15	100	102,428

		4,845,003
CALIFORNIA — 12.88%
Acalanes Union High School District GO
0.00%, 08/01/15 (NPFGC)	250	249,660
California State Public Works Board RB Series A
5.00%, 06/01/15	175	178,510
Chabot-Las Positas Community College District GO
0.00%, 08/01/15 (AMBAC)	130	129,771
City & County of San Francisco CA GO
5.00%, 06/15/15	325	332,245
Series B
5.00%, 06/15/15	235	240,238
Series E
5.00%, 06/15/15	125	127,786
City of Los Angeles CA Wastewater System Revenue RB
4.00%, 06/01/15	125	127,024
City of Newport Beach CA COP
4.00%, 07/01/15	75	76,389
City of Pasadena CA Electric Revenue RB Series A
4.00%, 06/01/15	125	127,020
City of Riverside CA Sewer Revenue RB
5.00%, 08/01/15	145	149,112
Coast Community College District GO
5.25%, 08/01/15 (NPFGC)	240	247,166

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

County of Orange CA RB Series A
5.00%, 06/01/15 (NPFGC)	$175	$178,533
County of Santa Clara CA GO Series B
5.00%, 08/01/15	145	149,133
Desert Sands Unified School District GO
0.00%, 06/01/15 (AMBAC)	225	224,804
Eastern Municipal Water District COP Series A
5.00%, 07/01/15 (NPFGC)	50	51,202
Foothill-De Anza Community College District GO Series C
5.25%, 08/01/15 (NPFGC-FGIC)	100	102,995
Fremont Unified School District/Alameda County CA GO
4.00%, 08/01/15	135	138,008
Los Altos Elementary School District GO
5.00%, 08/01/15 (AMBAC)	100	102,856
Los Angeles Community College District/CA GO Series E-1
3.00%, 08/01/15	170	172,847
Los Angeles County Metropolitan Transportation Authority RB
Series A
4.00%, 07/01/15	100	101,883
5.00%, 07/01/15	250	256,122
5.00%, 07/01/15 (AGM)	125	128,061
Series B
5.00%, 07/01/15	175	179,286
Series D
5.00%, 07/01/15	200	204,898
Los Angeles Department of Water & Power RB
Series A
1.00%, 07/01/15	260	261,157
5.00%, 07/01/15	330	338,065
Series A-1
5.00%, 07/01/15 (AGM)	230	235,621
5.00%, 07/01/15 (AMBAC)	125	128,049
Los Angeles Unified School District/CA GO
5.25%, 07/01/15 (NPFGC)	200	205,126
5.75%, 07/01/15 (NPFGC)	100	102,813
Series A
3.00%, 07/01/15	100	101,439
6.00%, 07/01/15 (FGIC)	100	102,918
Series A-1
5.00%, 07/01/15	125	128,049
Series B
5.00%, 07/01/15 (AMBAC)	150	153,659
Series E
5.00%, 07/01/15 (AGM)	100	102,439
5.00%, 07/01/15 (AMBAC)	100	102,439
Series F
5.00%, 07/01/15 (FGIC)	225	230,488
Series G
5.00%, 07/01/15 (AMBAC)	60	61,463
Series H
5.00%, 07/01/15 (AGM)	100	102,439
Metropolitan Water District of Southern California RB
5.00%, 07/01/15	190	194,644
Series B
2.50%, 07/01/15	100	101,194
4.00%, 07/01/15	95	96,847
Series C
4.00%, 07/01/15	80	81,539

Security	Principal (000s)	Value

Morgan Hill Unified School District GO
0.00%, 08/01/15 (AMBAC)	$60	$59,900
Newport Mesa Unified School District GO
3.50%, 08/01/15 (NPFGC)	100	101,986
Northern California Power Agency RB
5.00%, 07/01/15 (AGM)	200	204,898
Orange County Sanitation District RB Series A
5.00%, 08/01/15	150	154,273
Rancho Water District Financing Authority RB Series A
3.50%, 08/01/15 (AGM)	100	101,836
Sacramento Municipal Utility District RB
Series R
5.00%, 08/15/15 (NPFGC)	100	103,028
Series U
3.38%, 08/15/15 (AGM)	210	214,238
5.00%, 08/15/15 (AGM)	125	128,785
San Diego Community College District GO
3.00%, 08/01/15	200	203,350
San Diego County Regional Airport Authority RB Series A
4.00%, 07/01/15	150	152,862
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/15 (NPFGC-FGIC)	100	99,870
Series B
2.00%, 07/01/15	100	100,934
Series C-2
5.00%, 07/01/15 (AGM)	150	153,650
Series D-3
5.00%, 07/01/15 (AGM)	255	261,204
Series G
4.00%, 07/01/15 (AGM)	110	112,127
San Francisco Bay Area Rapid Transit District RB Series A
5.00%, 07/01/15 (NPFGC)	315	322,664
San Francisco Unified School District GO Series B
4.00%, 06/15/15	260	264,576
San Mateo County Transportation Authority RB Series A
5.25%, 06/01/15 (NPFGC)	100	102,140
Santa Clara Unified School District GO
1.00%, 07/01/15	200	200,880
Santa Monica Community College District GO
Series C
0.00%, 08/01/17 (PR 08/01/15) (NPFGC)	600	547,404
0.00%, 08/01/19 (PR 08/01/15) (NPFGC)	100	82,863
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/15	100	102,995
Sonoma County Junior College District GO Series D
5.00%, 08/01/15	50	51,421
Southern California Public Power Authority RB
4.00%, 07/01/15	375	382,271
Series A
5.00%, 07/01/15	100	102,439
Series A-1
5.00%, 07/01/15 (AMBAC)	150	153,566
State of California GO

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

4.00%, 08/01/15	$405	$414,121
4.13%, 06/01/15 (NPFGC)	385	391,422
5.00%, 06/01/15	270	275,486
5.00%, 08/01/15	50	51,417
5.00%, 09/01/15	275	283,888
Series A
4.00%, 07/01/15	305	310,758
Visalia Unified School District GO
4.00%, 08/01/15	150	152,942
West Contra Costa Unified School District GO Series D
0.00%, 08/01/15 (NPFGC-FGIC)	100	99,732

		13,251,863
COLORADO — 1.10%
Platte River Power Authority RB Series GG
5.00%, 06/01/15 (AGM)	175	178,519
Regional Transportation District COP Series A
2.00%, 06/01/15	125	125,941
State of Colorado Department of Transportation RB
Series B
5.00%, 06/15/15 (NPFGC)	125	127,763
5.50%, 06/15/15 (NPFGC)	435	445,605
University of Colorado RB
5.25%, 06/01/15 (NPFGC-FGIC)	100	102,128
Series A
3.25%, 06/01/15	150	151,943

		1,131,899
CONNECTICUT — 1.11%
City of Danbury CT GO Series B
5.00%, 07/01/15	100	102,403
Hartford County Metropolitan District GO
3.00%, 06/01/15	200	202,406
State of Connecticut GO Series C
5.00%, 06/01/15	420	428,408
State of Connecticut RB Series A
4.13%, 07/01/15	100	101,996
State of Connecticut Special Tax Revenue ST Series B
5.00%, 07/01/15 (AMBAC)	300	307,317

		1,142,530
DELAWARE — 0.52%
Delaware Transportation Authority RB
5.00%, 07/01/15	220	225,377
State of Delaware GO
Series A
5.00%, 07/01/15	100	102,439
Series B
5.00%, 07/01/15	200	204,878

		532,694

Security	Principal (000s)	Value

DISTRICT OF COLUMBIA — 1.12%
District of Columbia GO
Series A
4.00%, 06/01/15	$100	$101,611
5.00%, 06/01/30 (PR 06/01/15) (AMBAC)	600	612,096
Series B
6.00%, 06/01/15 (NPFGC)	100	102,418
Series C
5.00%, 06/01/15 (AGM)	110	112,231
Series E
5.00%, 06/01/15 (BHAC)	220	224,461

		1,152,817
FLORIDA — 5.33%
Broward County School Board/FL COP Series A
4.00%, 07/01/15	100	101,883
County of Hillsborough FL RB
5.00%, 07/01/15 (NPFGC)	235	240,682
County of Hillsborough FL Utility Revenue RB
5.50%, 08/01/15 (AMBAC)	160	164,989
County of Miami-Dade FL GO
4.00%, 07/01/15	100	101,924
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
5.00%, 07/01/15 (SGI)	150	153,627
Series A
5.00%, 07/01/15	100	102,418
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/15 (AGM)	500	512,140
5.00%, 07/01/15 (AMBAC)	100	102,428
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/15 (NPFGC-FGIC)	125	128,023
Series B
4.00%, 07/01/15	465	473,919
Series C
5.00%, 07/01/15	100	102,418
State Board of Administration Finance Corp. RB
Series A
3.50%, 07/01/15	210	213,440
5.00%, 07/01/15	975	998,380
State of Florida GO
4.00%, 07/01/15	100	101,929
6.38%, 07/01/15	100	103,100
Series A
5.00%, 06/01/15	270	275,486
5.00%, 06/01/15 (NPFGC-FGIC)	415	423,433
Series B
4.00%, 06/01/15	100	101,616
5.00%, 06/01/15	200	204,064
Series C
5.00%, 06/01/15	100	102,032
Series D
5.00%, 06/01/15	175	178,556
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/15	250	256,057
Series B
5.00%, 07/01/15 (AMBAC)	210	215,088

115

Schedule of Investments   (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Series C
5.00%, 07/01/15	$125	$128,029

		5,485,661
GEORGIA — 2.23%
County of Columbia GA Water & Sewerage Revenue RB
4.00%, 06/01/15	100	101,573
Forsyth County School District GO
4.00%, 06/01/15 (AGM)	250	254,050
Georgia State Road & Tollway Authority RB
Series A
4.00%, 06/01/15	100	101,544
5.00%, 06/01/15	395	402,857
Gwinnett County Water & Sewerage Authority RB
4.00%, 08/01/15 (GTD)	150	153,360
Series A
4.00%, 08/01/15 (GTD)	100	102,240
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/15 (AMBAC)	140	143,342
5.00%, 07/01/15 (NPFGC-FGIC)	130	133,103
State of Georgia GO
Series C
5.00%, 07/01/15	880	901,410

		2,293,479
HAWAII — 2.25%
City & County of Honolulu HI GO Series B
5.25%, 07/01/15 (AGM)	450	461,489
City & County of Honolulu HI Wastewater System Revenue RB
Series A
5.00%, 07/01/15 (NPFGC)	100	102,418
Series B
4.25%, 07/01/15 (NPFGC)	115	117,349
County of Hawaii HI GO Series B
5.00%, 07/15/15 (NPFGC)	100	102,604
County of Maui HI GO Series B
4.00%, 06/01/15	150	152,430
State of Hawaii GO
Series DG
5.00%, 07/01/15 (AMBAC)	525	537,773
Series DO
5.00%, 08/01/15	315	323,933
Series EJ
5.00%, 08/01/15	135	138,829
State of Hawaii RB Series A
3.75%, 07/01/15 (AGM)	250	254,510
University of Hawaii RB Series A
5.00%, 07/15/15 (NPFGC)	120	123,124

		2,314,459
ILLINOIS — 2.57%
Chicago Transit Authority RB
5.00%, 06/01/15 (AMBAC)	75	76,432

Security	Principal (000s)	Value

Regional Transportation Authority RB
5.75%, 06/01/15 (AGM)	$100	$102,337
6.00%, 06/01/15 (NPFGC-FGIC)	100	102,432
Series A
5.00%, 07/01/15 (NPFGC)	140	143,399
Series B
5.50%, 06/01/15 (NPFGC-FGIC)	100	102,237
State of Illinois GO
4.00%, 07/01/15	205	208,557
5.00%, 08/01/15	100	102,594
First Series
5.50%, 08/01/15 (NPFGC)	550	565,867
State of Illinois RB
4.00%, 06/15/15	125	127,200
5.00%, 06/15/15	420	429,301
5.00%, 06/15/15 (AGM)	100	102,210
Second Series
5.50%, 06/15/15 (NPFGC-FGIC)	150	153,657
State of Illinois Unemployment Compensation Trust Fund RB Series A
5.00%, 06/15/15	415	424,192

		2,640,415
INDIANA — 0.10%
Purdue University RB
Series Y
4.50%, 07/01/15	100	102,173

		102,173
IOWA — 0.42%
City of West Des Moines IA GO Series A
4.00%, 06/01/15	100	101,616
Iowa Finance Authority RB
3.00%, 08/01/15	220	223,645
5.00%, 08/01/15	100	102,823

		428,084
KENTUCKY — 0.67%
Kentucky State Property & Building Commission RB
5.00%, 08/01/21 (PR 08/01/15) (AGM)	350	359,818
5.00%, 08/01/22 (PR 08/01/15) (AGM)	125	128,506
5.00%, 08/01/24 (PR 08/01/15) (AGM)	100	102,805
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/15	100	102,418

		693,547
LOUISIANA — 0.60%
State of Louisiana GO
Series A
5.00%, 08/01/15 (NPFGC)	350	359,968
Series B
5.00%, 07/15/15 (AGC)	250	256,580

		616,548

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

MAINE — 0.10%
Maine Turnpike Authority RB
5.00%, 07/01/15 (AGM)	$100	$102,423

		102,423
MARYLAND — 5.45%
City of Baltimore MD RB Series D
5.00%, 07/01/15 (AMBAC)	200	204,806
County of Calvert MD GO
2.00%, 07/15/15	150	151,507
County of Frederick MD GO Series A
5.00%, 07/01/15	275	281,691
County of Howard MD GO Series B
5.00%, 08/15/15	330	339,973
County of Montgomery MD GO Series A
5.00%, 06/01/15	250	255,080
County of Montgomery MD GOL Series A
5.00%, 08/01/15	110	113,118
County of Prince George’s MD GOL Series A
5.00%, 07/15/15	100	102,621
State of Maryland Department of Transportation RB
5.00%, 06/01/15	410	418,331
State of Maryland GO
Second Series
4.00%, 08/01/15	375	383,445
5.00%, 07/15/15	250	256,552
5.00%, 08/01/15	180	185,103
Second Series A
3.00%, 08/01/15	150	152,503
4.00%, 08/01/15	100	102,252
5.00%, 08/01/15	200	205,670
5.00%, 08/01/17 (PR 08/01/15)	575	591,267
Series DD
5.50%, 08/01/15	100	103,126
Series E
5.00%, 08/01/15	65	66,843
Washington Suburban Sanitary Commission GO
4.25%, 06/01/15	150	152,580
5.00%, 06/01/15	455	464,246
5.00%, 06/01/16 (PR 06/01/15)	620	632,611
5.00%, 06/01/17 (PR 06/01/15)	440	448,950

		5,612,275
MASSACHUSETTS — 7.32%
Commonwealth of Massachusetts GO Series B
5.00%, 08/01/15	515	529,621
Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/15	150	153,384
Series B
4.00%, 06/01/15	100	101,619
5.25%, 08/01/15	310	319,250
Series D

Security	Principal (000s)	Value

4.00%, 08/01/15	$400	$409,024
Commonwealth of Massachusetts RB
Series A
5.00%, 06/01/15	250	255,080
5.00%, 06/15/15	100	102,210
5.50%, 06/01/15 (NPFGC-FGIC)	225	230,031
Massachusetts Bay Transportation Authority RB
Series A
4.00%, 07/01/15	110	112,104
4.75%, 07/01/34 (PR 07/01/15)	1,015	1,038,376
Series B
5.00%, 07/01/15	170	174,146
Series C
5.00%, 07/01/15	100	102,423
Massachusetts Clean Water Trust (The) RB
Series 9
5.25%, 08/01/17 (PR 08/01/15)	1,000	1,029,680
Series 11
5.00%, 08/01/15	315	323,930
Series 12
4.00%, 08/01/15	50	51,126
5.00%, 08/01/15	300	308,505
Series A
5.25%, 08/01/15	300	308,940
Massachusetts Development Finance Agency RB Series R-1
5.00%, 07/01/15	150	153,642
Massachusetts Municipal Wholesale Electric Co. RB Series A
5.00%, 07/01/15	365	373,826
Massachusetts Port Authority RB
Series A
5.00%, 07/01/15 (AMBAC)	200	204,754
Series C
5.00%, 07/01/15	100	102,387
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/15 (AGM)	400	412,008
5.00%, 08/15/15 (AMBAC)	250	257,558
5.00%, 08/15/22 (PR 08/15/15) (AGM)	460	473,754

		7,527,378
MICHIGAN — 0.60%
Michigan Finance Authority RB Series A
5.00%, 07/01/15	600	614,598

		614,598
MINNESOTA — 1.49%
State of Minnesota GO
Series A
5.00%, 06/01/15	200	204,064
5.00%, 08/01/15	250	257,087
Series D
3.00%, 08/01/15	150	152,504
5.00%, 08/01/15	300	308,505
Series F
4.00%, 08/01/15	600	613,512

		1,535,672

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

MONTANA — 0.10%
Montana Department of Transportation RB
5.00%, 06/01/15 (NPFGC)	$105	$107,138

		107,138
NEBRASKA — 0.67%
City of Omaha NE GO
5.00%, 06/01/15	275	280,530
Omaha School District GO
4.00%, 06/15/15	300	305,307
University of Nebraska Facilities Corp. RB
5.00%, 07/15/15	100	102,621

		688,458
NEVADA — 1.46%
Clark County School District GOL
5.50%, 06/15/15 (AGM)	200	204,886
Series A
5.00%, 06/15/15 (NPFGC)	125	127,751
5.25%, 06/15/15 (NPFGC-FGIC)	375	383,681
Series B
5.00%, 06/15/15	270	275,943
County of Clark Department of Aviation RB Series D
5.00%, 07/01/15	100	102,423
County of Clark NV GOL Series B
5.00%, 06/01/15 (AGM)	200	204,064
County of Clark NV RB
5.00%, 07/01/15	200	204,836

		1,503,584
NEW HAMPSHIRE — 0.88%
City of Nashua NH GO
5.00%, 07/15/15 (NPFGC)	175	179,578
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/15	405	417,243
State of New Hampshire GO
Series A
3.50%, 06/01/15	200	202,824
Series B
4.00%, 06/01/15	100	101,620

		901,265
NEW JERSEY — 3.09%
New Jersey Economic Development Authority RB
5.00%, 06/15/15	400	408,300
New Jersey Educational Facilities Authority RB
Series B
5.00%, 06/01/15 (SAP)	100	101,912
5.00%, 07/01/15	100	102,433
Series J
5.00%, 07/01/15 (NPFGC)	125	127,952
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/15 (NPFGC-FGIC)	350	357,525
5.75%, 06/15/15 (ETM)	100	102,568

Security	Principal (000s)	Value

Series C
5.25%, 06/15/16 (PR 06/15/15) (FGIC)	$345	$352,928
Series D
5.00%, 06/15/17 (PR 06/15/15) (AMBAC)	125	127,748
5.00%, 06/15/18 (PR 06/15/15) (AMBAC)	100	102,198
State of New Jersey GO
5.00%, 06/01/15	315	321,363
Series L
5.25%, 07/15/15 (AMBAC)	580	595,880
Series M
5.50%, 07/15/15 (AMBAC)	125	128,590
Series N
5.50%, 07/15/15 (AMBAC)	105	108,016
Series Q
5.00%, 08/15/15	240	247,195

		3,184,608
NEW MEXICO — 1.52%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/15	100	102,830
New Mexico Finance Authority RB
Series A
5.00%, 06/15/15 (NPFGC)	150	153,259
5.25%, 06/15/15 (NPFGC)	500	511,665
Santa Fe Public School District GO
3.00%, 08/01/15 (SAW)	250	254,130
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/15	200	204,856
Series A
5.00%, 07/01/15	325	332,891

		1,559,631
NEW YORK — 9.42%
City of New York NY GO
Series A
4.00%, 08/01/15	140	143,122
5.00%, 08/01/15	125	128,516
Series A-1
5.00%, 08/01/15	955	981,864
Series B
4.00%, 08/01/15	100	102,230
5.00%, 08/01/15	100	102,813
Series C
5.00%, 08/01/15	275	282,736
Series D
5.00%, 08/01/15	100	102,813
Series E
3.00%, 08/01/15	150	152,471
4.00%, 08/01/15	225	230,018
5.00%, 08/01/15	530	544,909
Series F
5.00%, 08/01/15	85	87,391
Series G
3.00%, 08/01/15	100	101,647
5.00%, 08/01/15	495	508,925
Series H
3.00%, 08/01/15	100	101,647
4.00%, 08/01/15	180	184,014

118

Schedule of Investments   (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Series I
4.00%, 08/01/15	$235	$240,240
5.00%, 08/01/15	100	102,813
Series I-1
5.00%, 08/01/15	200	205,626
Series J-1
4.00%, 08/01/15	100	102,230
5.00%, 08/01/15	100	102,813
Series O
5.00%, 06/01/15 (ETM)	25	25,505
5.00%, 06/01/15	215	219,326
Series P
3.60%, 08/01/15 (NPFGC)	100	101,997
County of Orange NY GO Series A
5.00%, 07/15/15	100	102,611
Long Island Power Authority RB Series A
0.00%, 06/01/15 (AGM)	100	99,876
Metropolitan Transportation Authority RB Series A
5.50%, 07/01/15 (SAP)	85	87,285
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/15 (SAW)	205	209,166
5.00%, 07/15/15 (NPFGC-FGIC)	100	102,570
Series S-1A
5.00%, 07/15/15 (SAW)	150	153,855
Series S-2
5.00%, 07/15/15 (SAW)	115	117,956
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A
4.00%, 08/01/15	150	153,378
Series A-1
5.00%, 08/01/15	375	385,631
Series A-3
4.00%, 08/01/15	85	86,914
New York City Water & Sewer System RB
Series BB
5.00%, 06/15/15	150	153,306
Series C
5.00%, 06/15/15	175	178,866
New York State Dormitory Authority RB
5.00%, 07/01/15	300	307,264
5.00%, 07/01/15 (NPFGC-FGIC)	180	184,352
Series A
3.00%, 07/01/15	250	253,497
3.00%, 07/01/15 (GOI)	100	101,434
4.00%, 07/01/15	100	101,837
5.00%, 07/01/15 (NPFGC)	330	337,913
5.00%, 08/01/15	200	205,618
Series D
5.00%, 06/15/15	275	281,075
Series E
5.00%, 08/15/15	150	154,518
New York State Environmental Facilities Corp. RB
5.50%, 06/15/15	345	353,452
Series A
5.00%, 06/15/15	140	143,111
Series C
5.00%, 06/15/15	410	419,110

Security	Principal (000s)	Value

Port Authority of New York & New Jersey RB
5.00%, 08/15/15 (AGM)	$155	$159,698

		9,689,959
NORTH CAROLINA — 1.20%
City of Charlotte NC Water & Sewer System Revenue RB Series A
5.50%, 07/01/15	165	169,402
County of Durham NC GO Series B
4.00%, 06/01/15	100	101,616
County of Mecklenburg NC GO Series A
4.00%, 08/01/15	375	383,445
State of North Carolina GO Series A
5.00%, 06/01/15	420	428,535
Town of Cary NC GO Series B
4.00%, 06/01/15	150	152,424

		1,235,422
OHIO — 2.15%
City of Columbus OH GO Series A
5.00%, 06/01/15	570	581,582
Ohio State University (The) RB Series A
4.75%, 06/01/15	100	101,923
Ohio State Water Development Authority RB
5.00%, 06/01/15	100	102,036
5.00%, 06/01/23 (PR 06/01/15)	200	204,068
State of Ohio GO
5.00%, 08/01/15	200	205,648
Series C
2.50%, 08/01/15	175	177,392
5.00%, 08/01/15	420	431,861
State of Ohio RB
Series 2007-1
5.00%, 06/15/15 (AGM)	50	51,096
Series 2008-1
5.50%, 06/15/15	350	358,467

		2,214,073
OKLAHOMA — 1.14%
Grand River Dam Authority RB Series A
3.38%, 06/01/15 (BHAC)	150	152,027
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/15	120	121,085
4.00%, 07/01/15	250	254,630
Series F
4.00%, 07/01/15 (AMBAC)	100	101,903
Oklahoma County Independent School District No. 89 Oklahoma City GO
3.70%, 07/01/15 (NPFGC-FGIC)	100	101,738
State of Oklahoma GO Series A
4.00%, 07/15/15	230	234,802

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Tulsa County Independent School District No. 5 Jenks GO
5.00%, 06/01/15	$200	$204,080

		1,170,265
OREGON — 0.86%
City of Portland OR Sewer System Revenue RB Series A
5.00%, 06/01/15 (NPFGC)	400	408,128
City of Salem OR GOL
4.00%, 06/01/15	250	253,985
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15 (AGM)	215	219,352

		881,465
PENNSYLVANIA — 2.35%
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 08/01/15 (AMBAC)	250	256,983
Commonwealth of Pennsylvania GO
5.00%, 07/01/15	400	409,692
First Series
5.00%, 07/01/15	235	240,694
Second Series
5.00%, 08/01/15	50	51,412
Third Series
5.25%, 07/01/15	250	256,370
County of Bucks PA GO
5.00%, 06/01/15	90	91,832
County of York PA GO
5.00%, 06/01/15 (NPFGC)	100	102,021
Pennsylvania Economic Development Financing Authority RB
Series A
4.00%, 07/01/15	215	219,158
5.00%, 07/01/15	400	409,732
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/15	125	127,756
Pennsylvania Turnpike Commission RB Series C
4.75%, 06/01/15 (AGM)	150	152,847
Westmoreland County Municipal Authority RB
5.25%, 08/15/27 (PR 08/15/15) (AGM)	100	103,164

		2,421,661
RHODE ISLAND — 0.16%
Rhode Island Economic Development Corp. RB Series A
5.00%, 06/15/15 (NPFGC-FGIC)	160	163,432

		163,432
SOUTH CAROLINA — 0.41%
State of South Carolina GO Series A
4.00%, 06/01/15	420	426,787

		426,787

Security	Principal (000s)	Value

SOUTH DAKOTA — 0.21%
South Dakota Conservancy District RB Series B
5.00%, 08/01/15	$100	$102,842
South Dakota State Building Authority RB
5.00%, 06/01/15 (ETM) (AGM)	50	51,008
5.00%, 06/01/15 (AGM)	65	66,316

		220,166
TENNESSEE — 0.57%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 08/01/15	100	102,836
Series A
4.00%, 07/01/15	225	229,351
5.00%, 07/01/15	150	153,650
Metropolitan Nashville Airport Authority RB Series B
4.00%, 07/01/15 (AGM)	100	101,822

		587,659
TEXAS — 7.34%
Austin Independent School District GO
4.00%, 08/01/15	100	102,253
4.50%, 08/01/15 (NPFGC)	100	102,544
5.25%, 08/01/15 (PSF)	250	257,470
City of Bryan TX Electric System Revenue RB
5.00%, 07/01/15	75	76,768
City of Corpus Christi TX Utility System Revenue RB
4.00%, 07/15/15	250	255,202
City of Dallas TX GOL
5.00%, 08/15/15	100	103,023
City of El Paso TX GOL
5.00%, 08/15/15 (AGM)	175	180,252
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/15 (NPFGC-FGIC)	200	204,796
City of San Antonio TX GOL
5.00%, 08/01/15	165	169,689
Corpus Christi Independent School District GO
4.00%, 08/15/15	100	102,389
County of Bexar TX GOL
5.00%, 06/15/15 (AGM)	250	255,525
County of Harris TX GOL Series C
4.00%, 08/15/15	200	204,802
County of Harris TX RB Series D
5.00%, 08/15/15	100	102,978
Fort Bend Independent School District GO
5.00%, 08/15/15 (PSF)	200	206,062
Houston Independent School District GOL
0.00%, 08/15/15 (PSF)	100	99,894
3.00%, 07/15/15	185	187,847
Hurst-Euless-Bedford Independent School District GO
5.00%, 08/15/15 (PSF)	110	113,320
Keller Independent School District/TX GO
5.50%, 08/15/15 (PSF)	100	103,342
Kerrville Independent School District GO
5.00%, 08/15/15 (PSF)	100	103,018

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Klein Independent School District GO Series A
5.00%, 08/01/15 (PSF)	$50	$51,422
Leander Independent School District GO
0.00%, 08/15/15 (PSF)	285	284,698
5.00%, 08/15/15 (PSF)	100	103,018
Lewisville Independent School District GO
5.00%, 08/15/15 (NPFGC-FGIC)	130	133,888
5.00%, 08/15/15 (ETM) (NPFGC-FGIC)	20	20,604
Lone Star College System GOL
4.00%, 08/15/15	100	102,362
Magnolia Independent School District/TX GO
5.00%, 08/15/15 (PSF)	100	103,018
North East Independent School District/TX GO
5.00%, 02/01/22 (PR 08/01/15)	110	113,116
North Texas Municipal Water District RB
3.00%, 06/01/15	100	101,173
Pflugerville Independent School District GO
5.25%, 08/15/15 (PSF)	250	257,967
Round Rock Independent School District GO
5.00%, 08/01/15	200	205,686
5.00%, 08/01/15 (PSF)	100	102,843
San Antonio Independent School District/TX GO
5.25%, 08/15/15 (PSF)	180	185,737
Socorro Independent School District GO Series A
5.00%, 08/15/15 (PSF)	300	309,093
State of Texas GO
Series A
4.00%, 08/01/15	250	255,617
Series E
5.00%, 08/01/15	200	205,684
Texas Public Finance Authority RB
Series A
4.00%, 07/01/15	150	152,909
5.00%, 07/01/15	350	358,536
Series B
5.00%, 07/01/18 (PR 07/01/15)	510	522,383
Texas Water Development Board RB
5.00%, 07/15/15	230	236,028
University of Texas System (The) RB
5.25%, 08/15/15	100	103,193
Series A
5.00%, 08/15/15	100	103,038
Series B
5.25%, 08/15/15	365	376,654
Series C
5.00%, 08/15/15	225	231,836

		7,551,677
UTAH — 1.94%
County of Salt Lake UT RB
5.00%, 08/01/15	125	128,537
Intermountain Power Agency RB
Series A
5.00%, 07/01/15	250	256,082
Series B
5.00%, 07/01/15	200	204,866
State of Utah GO
Series A
5.00%, 07/01/15	405	414,854

Security	Principal (000s)	Value

Series B
4.00%, 07/01/15	$835	$851,149
Utah Transit Authority RB Series C
5.25%, 06/15/15 (AGM)	140	143,254

		1,998,742
VERMONT — 0.25%
State of Vermont GO Series C
5.00%, 08/15/15	250	257,558

		257,558
VIRGINIA — 4.06%
City of Alexandria VA GO
5.00%, 07/15/15	165	169,325
Series A
5.00%, 07/15/15	100	102,621
City of Richmond VA GO Series A
5.00%, 07/15/15 (AGM)	400	410,484
Commonwealth of Virginia GO
5.00%, 06/01/15	275	280,588
Series B
5.00%, 06/01/15	350	357,112
County of Arlington VA GO Series D
4.00%, 08/01/15	475	485,697
County of Henrico VA GO
5.00%, 07/15/15	100	102,621
County of Loudoun VA GO
Series A
5.00%, 07/01/15 (SAW)	100	102,433
Series B
5.00%, 06/01/17 (PR 06/01/15)	500	510,125
Virginia Public Building Authority RB
Series A
5.00%, 08/01/15	100	102,830
Series B
4.00%, 08/01/15 (SAP)	100	102,247
5.00%, 08/01/15	300	308,490
Series C
5.00%, 08/01/15	250	257,075
Virginia Public School Authority RB
5.25%, 08/01/15	225	231,680
Series A
5.00%, 08/01/15	340	349,622
Series B
5.25%, 08/01/15	300	308,907

		4,181,857
WASHINGTON — 5.52%
City of Seattle WA GOL Series B
5.00%, 08/01/15	185	190,247
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/15	100	102,247

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS ® SEP 2015 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

County of King WA GOL Series A
5.00%, 07/01/15	$165	$169,006
County of Pierce WA GOL Series A
4.00%, 07/01/15	85	86,605
County of Pierce WA RB
4.00%, 08/01/15	120	122,668
Energy Northwest RB
Series A
2.00%, 07/01/15	150	151,394
3.00%, 07/01/15	145	147,072
3.25%, 07/01/15	100	101,554
4.00%, 07/01/15	130	132,508
5.00%, 07/01/15	865	886,002
5.50%, 07/01/15	150	154,017
Series C
5.00%, 07/01/15	250	256,070
King County School District No. 411 Issaquah GO
5.63%, 06/01/15 (AGM)	250	255,710
Port of Seattle WA GOL
5.00%, 06/01/15	160	163,251
Port of Seattle WA RB
3.00%, 08/01/15	100	101,636
4.00%, 06/01/15	100	101,594
Series A
5.00%, 08/01/15	100	102,802
State of Washington GO
0.00%, 06/01/15 (NPFGC-FGIC)	250	249,702
4.00%, 07/01/15	175	178,384
Series A
5.00%, 07/01/15	300	307,299
Series C
5.00%, 08/01/15	145	149,112
Series D
5.00%, 07/01/15	225	230,474
Series F
4.50%, 07/01/15	345	352,535
Series R-2006A
5.00%, 07/01/15 (AMBAC)	170	174,136
5.00%, 07/01/18 (PR 07/01/15) (AMBAC)	795	814,263

		5,680,288
WEST VIRGINIA — 0.10%
State of West Virginia GO
5.00%, 06/01/15 (NPFGC-FGIC)	100	102,019

		102,019
WISCONSIN — 0.90%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB Series 4
5.00%, 06/01/15	100	102,028
State of Wisconsin RB Series 1
5.00%, 07/01/15	285	291,934
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/15	200	204,866
Series A
5.00%, 07/01/15	150	153,649

Security	Principal or Shares (000s)	Value

5.25%, 07/01/15 (AGM)	$165	$169,221

		921,698

TOTAL MUNICIPAL BONDS & NOTES (Cost: $100,629,896)		100,970,897

SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	351	350,788

		350,788

TOTAL SHORT-TERM INVESTMENTS (Cost: $350,788)		350,788

TOTAL INVESTMENTS IN SECURITIES — 98.47% (Cost: $100,980,684)		101,321,685
Other Assets, Less Liabilities — 1.53%		1,573,960

NET ASSETS — 100.00%		$102,895,645

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

122

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.20%

ALABAMA — 0.12%
City of Huntsville AL GO Series A
4.00%, 09/01/16	$150	$158,820

		158,820
ALASKA — 0.69%
Borough of North Slope AK GO
Series A
5.00%, 06/30/16 (NPFGC)	100	106,889
Series B
4.00%, 06/30/16	175	184,441
City of Anchorage AK GO
Series A
5.00%, 08/01/16	100	107,200
Series D
5.00%, 08/01/16 (AMBAC)	100	107,200
State of Alaska GO
Series A
4.00%, 08/01/16	235	248,369
5.00%, 08/01/16	125	134,083

		888,182
ARIZONA — 4.69%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/21 (PR 07/01/16)	100	106,888
Arizona State University Energy Management LLC RB
5.00%, 07/01/16	200	212,780
Arizona State University RB Series A
4.00%, 07/01/16 (AMBAC)	100	105,255
Arizona Transportation Board RB
4.00%, 07/01/16	95	100,095
5.00%, 07/01/16	415	443,713
Series A
4.00%, 07/01/16	285	300,285
City of Chandler AZ GOL
5.00%, 07/01/16	100	106,904
City of Mesa AZ GO
3.88%, 07/01/16 (NPFGC-FGIC)	100	105,145
City of Mesa AZ RB
5.25%, 07/01/16 (ETM)(NPFGC-FGIC)	170	182,291
5.25%, 07/01/16 (NPFGC-FGIC)	110	117,971
City of Phoenix AZ GO
Series A
5.00%, 07/01/16	250	267,297
6.25%, 07/01/16	100	108,740
City of Phoenix AZ GOL Series C
4.00%, 07/01/16	200	210,850
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/16	670	716,268
5.50%, 07/01/16	200	215,334

Security	Principal (000s)	Value

Series A
4.00%, 07/01/16	$100	$105,363
Series B
5.00%, 07/01/16 (NPFGC)	170	181,126
Series C
4.00%, 07/01/16	250	263,137
City of Scottsdale AZ GO
5.00%, 07/01/16	75	80,178
City of Scottsdale AZ GOL
5.00%, 07/01/16	195	208,463
City of Tempe AZ GO
Series A
3.00%, 07/01/16	125	129,913
Series C
4.00%, 07/01/16	160	168,680
County of Pima AZ GO
4.50%, 07/01/16 (NPFGC-FGIC)	125	132,638
County of Pima AZ Sewer System Revenue RB
4.00%, 07/01/16 (AGM)	125	131,743
Maricopa County Community College District GO Series D
2.00%, 07/01/16	150	153,654
Maricopa County High School District No. 210-Phoenix GO
5.13%, 07/01/16 (NPFGC)	90	96,368
Maricopa County Unified School District No. 4 Mesa GO Series B
4.00%, 07/01/16 (NPFGC-FGIC)	100	105,394
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16	100	104,089
Maricopa County Unified School District No. 48 Scottsdale GO Series B
4.75%, 07/01/25 (PR 07/01/16) (AGM)	125	133,201
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/16	50	52,666
Regional Public Transportation Authority RB Series A
5.00%, 07/01/16	120	128,303
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/21 (PR 07/01/16)	395	422,393
Town of Gilbert AZ GO
5.00%, 07/01/16	100	106,857

		6,003,982
CALIFORNIA — 11.87%
Alameda Unified School District-Alameda County/CA GO Series A
0.00%, 08/01/16 (AGM)	185	183,474
Berkeley Unified School District/CA GO
3.00%, 08/01/16	300	312,717
California State Public Works Board RB
Series B
5.00%, 06/01/16 (NPFGC-FGIC)	160	170,477
Series C
4.00%, 06/01/16	200	210,178
Chabot-Las Positas Community College District GO Series C
0.00%, 08/01/16 (AMBAC)	300	296,526
City of Los Angeles CA GO Series B
5.00%, 09/01/16	450	484,762
City of Los Angeles CA Wastewater System Revenue RB

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Series A
4.00%, 06/01/16	$150	$157,809
5.00%, 06/01/16	465	495,778
City of Pasadena CA Electric Revenue RB
3.00%, 06/01/16	170	176,491
Coast Community College District GO Series B
4.75%, 08/01/16 (AGM)	100	106,918
Desert Sands Unified School District GO
5.00%, 08/01/16	100	107,197
East Bay Municipal Utility District Wastewater System Revenue RB Series A
4.00%, 06/01/16	100	105,260
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/16	300	319,998
Series B
5.00%, 06/01/16	100	106,666
5.00%, 06/01/16 (NPFGC-FGIC)	60	64,000
Eastern Municipal Water District COP Series A
5.00%, 07/01/16 (NPFGC)	100	106,857
Long Beach Unified School District GO Series A
5.00%, 08/01/16	125	133,996
Los Angeles Community College District/CA GO
Series E
5.00%, 08/01/16 (AGM)	200	214,626
Series E-1
3.25%, 08/01/16	200	209,104
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/16	220	235,772
Los Angeles County Metropolitan Transportation Authority RB
2.50%, 07/01/16	105	108,519
5.00%, 07/01/16	275	294,503
Series A
5.00%, 07/01/16	290	310,567
Series B
4.00%, 06/01/16	125	131,649
5.00%, 06/01/16	180	192,118
Series D
5.00%, 07/01/16	150	160,638
Los Angeles Department of Water & Power RB
Series A
2.00%, 07/01/16	125	128,216
4.00%, 07/01/16	225	237,519
5.00%, 07/01/16	300	321,180
Los Angeles Unified School District/CA GO
5.75%, 07/01/16 (NPFGC)	100	108,087
Series A-1
4.00%, 07/01/16	100	105,471
Series B
5.00%, 07/01/16 (AGM)	300	320,898
Series E
5.00%, 07/01/16 (AGM)	300	320,898
Series F
5.00%, 07/01/16 (FGIC)	100	106,966
Series G
5.00%, 07/01/16 (AMBAC)	170	181,842
Series H
5.00%, 07/01/16 (AGM)	110	117,663
Series I

Security	Principal (000s)	Value

5.00%, 07/01/16	$75	$80,225
Series KY
5.00%, 07/01/16	370	395,774
M-S-R Public Power Agency RB Series L
5.00%, 07/01/16 (AGM)	130	138,610
Metropolitan Water District of Southern California RB
3.00%, 07/01/16	100	104,023
Series B
4.00%, 07/01/16	110	116,070
5.00%, 07/01/16	100	107,013
Northern California Power Agency RB
5.00%, 07/01/16 (AGM)	210	224,826
Series A
5.00%, 06/01/16	100	106,683
5.00%, 07/01/16	100	107,029
Orange County Public Financing Authority RB
5.00%, 06/01/16 (NPFGC)	100	106,447
5.00%, 07/01/16 (NPFGC)	200	213,558
Sacramento County Water Financing Authority RB Series A
5.00%, 06/01/16 (NPFGC-FGIC)	150	159,795
Sacramento Municipal Utility District RB
4.00%, 07/01/16 (NPFGC)	100	104,593
Series U
5.00%, 08/15/16 (AGM)	195	209,574
San Diego Community College District GO
4.00%, 08/01/16	325	344,181
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/16	355	380,795
San Diego Unified School District/CA GO Series A
0.00%, 07/01/16 (NPFGC-FGIC)	100	99,091
San Francisco Unified School District GO Series E
5.00%, 06/15/16	250	267,022
San Juan Unified School District GO
2.00%, 08/01/16	150	153,655
San Ramon Valley Unified School District/CA GO
4.50%, 08/01/16 (NPFGC)	100	106,656
Series A
0.00%, 07/01/16 (NPFGC-FGIC)	175	173,750
Southern California Public Power Authority RB
5.00%, 07/01/16	100	106,966
Series 2010-1
5.00%, 07/01/16	115	123,011
Series A
4.00%, 07/01/16	350	369,148
5.00%, 07/01/16	225	240,673
State of California GO
4.13%, 06/01/16 (SGI)	125	131,604
5.00%, 06/01/16 (SGI)	200	213,006
5.00%, 08/01/16	790	846,769
5.00%, 09/01/16	1,000	1,075,270
Series A
4.00%, 07/01/16	445	469,070
5.00%, 07/01/16	520	555,818

		15,176,045

COLORADO — 1.51%
City & County of Denver CO GO

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

5.00%, 08/01/16	$130	$139,446
5.00%, 08/01/21 (PR 08/01/16)	425	455,999
Series A
5.00%, 08/01/16	410	439,790
Regional Transportation District COP Series A
5.00%, 06/01/16	150	159,615
State of Colorado Department of Transportation RB
Series B
4.25%, 06/15/16 (NPFGC)	120	126,706
5.50%, 06/15/16 (NPFGC)	325	349,050
University of Colorado RB
Series A-1
1.50%, 06/01/16	150	152,406
Series B-1
5.00%, 06/01/16	100	106,545

		1,929,557
CONNECTICUT — 1.04%
City of Norwalk CT GO Series B
5.00%, 07/01/16	100	106,919
Connecticut State Health & Educational Facility Authority RB Series A
1.35%, 07/01/42	350	354,676
State of Connecticut GO Series C
5.00%, 06/01/16	250	266,442
State of Connecticut RB Series A
4.20%, 07/01/16	100	105,693
State of Connecticut Special Tax Revenue ST
5.25%, 07/01/16 (AMBAC)	360	386,255
Town of Stratford CT GO
4.00%, 08/01/16	100	105,343

		1,325,328
DELAWARE — 0.80%
County of New Castle DE GO
Series A
4.00%, 07/15/16	100	105,533
5.00%, 07/15/16	200	214,196
Delaware Transportation Authority RB
5.00%, 07/01/16	150	160,473
Series A
5.00%, 07/01/16	150	160,473
State of Delaware GO
5.00%, 07/01/16	100	106,935
Series B
3.00%, 07/01/16	100	103,946
5.00%, 07/01/16	155	165,749

		1,017,305
DISTRICT OF COLUMBIA — 0.67%
District of Columbia GO
Series B
5.25%, 06/01/16 (AGM)	220	235,046
6.00%, 06/01/16 (NPFGC)	135	145,620
Series C
5.00%, 06/01/16 (AGM)	250	266,400

Security	Principal (000s)	Value

Series F
5.00%, 06/01/16 (BHAC)	$50	$53,280
Washington Metropolitan Area Transit Authority RB Series A
5.00%, 07/01/16	150	160,286

		860,632
FLORIDA — 5.97%
Broward County School Board/FL COP Series A
5.00%, 07/01/16	125	133,259
County of Miami-Dade FL GO
2.70%, 07/01/16	115	118,828
Series B
5.00%, 07/01/16	150	160,144
County of Miami-Dade FL RB
5.00%, 08/01/16 (NPFGC-FGIC)	375	400,597
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
4.00%, 07/01/16	300	315,534
County of Palm Beach FL GO
4.00%, 08/01/16	115	121,468
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/16 (AGM)	75	80,096
5.00%, 07/01/16 (AMBAC)	290	309,703
5.00%, 07/01/16 (NPFGC)	100	106,794
Series B
5.00%, 07/01/16 (NPFGC)	115	122,813
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/16	50	53,557
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/16	340	363,259
Series B
5.00%, 07/01/16	250	267,102
Lee County School Board COP Series B
3.00%, 08/01/16	100	103,907
Miami-Dade County Expressway Authority RB Series A
3.00%, 07/01/16 (AGM)	100	103,533
Sarasota County School Board COP Series B
3.00%, 07/01/16	210	217,707
State Board of Administration Finance Corp. RB
Series A
3.75%, 07/01/16	180	188,788
5.00%, 07/01/16	1,130	1,206,772
State of Florida GO
5.00%, 07/01/16	250	267,377
Series A
5.00%, 06/01/16	300	319,812
Series B
5.00%, 06/01/16	200	213,208
Series C
5.00%, 06/01/16	690	735,491
Series D
5.00%, 06/01/16	270	287,831
5.25%, 06/01/16	215	229,895
Series E
5.00%, 06/01/16	120	127,925

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/16	$100	$106,888
Series B
5.00%, 07/01/16	200	213,776
5.00%, 07/01/16 (NPFGC)	315	336,697
Series C
5.00%, 07/01/16	395	422,208

		7,634,969
GEORGIA — 2.93%
Catoosa County School District GO
4.00%, 08/01/16 (SAW)	100	105,588
Cherokee County Board of Education GO Series A
4.25%, 08/01/16 (NPFGC-FGIC)	150	158,973
County of Douglas GA GO
4.00%, 08/01/16	130	137,350
Forsyth County School District GO
5.00%, 06/01/16 (AGM)	260	277,248
5.00%, 07/01/16	100	106,982
Georgia State Road & Tollway Authority RB
5.00%, 06/01/16 (NPFGC)	660	702,616
Series A
4.00%, 06/01/16	120	125,827
Gwinnett County Water & Sewerage Authority RB
4.25%, 08/01/16 (GTD)	100	106,051
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/16 (AMBAC)	170	181,497
5.00%, 07/01/16 (NPFGC-FGIC)	125	133,454
Savannah-Chatham County School District GO
5.25%, 08/01/16 (AGM)	190	204,486
State of Georgia GO
Series A
5.00%, 07/01/16	130	138,995
Series B
5.00%, 07/01/16	150	160,379
5.75%, 08/01/16	110	119,294
Series E
5.00%, 08/01/16	785	842,038
Series E-1
4.00%, 07/01/16	230	242,477

		3,743,255
HAWAII — 1.28%
City & County of Honolulu HI GO
Series A
5.25%, 07/01/16 (AGM)	190	203,857
Series B
2.00%, 08/01/16	100	102,533
5.00%, 08/01/16	100	107,263
City & County of Honolulu HI Wastewater System Revenue RB
Series A
4.00%, 07/01/16	200	210,602
4.25%, 07/01/16 (NPFGC)	100	105,674
5.00%, 07/01/16 (NPFGC)	100	106,794
County of Hawaii HI GO Series A
5.00%, 07/15/16 (AGC)	100	106,971

Security	Principal (000s)	Value

State of Hawaii GO
Series DN
5.00%, 08/01/16	$400	$429,184
Series EK
3.00%, 08/01/16	100	104,093
University of Hawaii RB Series A
4.00%, 07/15/16 (NPFGC)	150	157,993

		1,634,964
IDAHO — 0.11%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16 (NPFGC)	125	134,079

		134,079
ILLINOIS — 5.06%
Chicago Transit Authority RB
5.00%, 06/01/16 (AGM)	100	105,838
Illinois Finance Authority RB
Series B
5.00%, 07/01/16 (ETM)	55	58,771
5.00%, 07/01/16	265	282,964
Illinois State Toll Highway Authority RB
Series A-1
5.00%, 01/01/26 (PR 07/01/16) (AGM)	465	496,592
Series A-2
5.00%, 01/01/27 (PR 07/01/16) (AGM)	150	160,191
5.00%, 01/01/28 (PR 07/01/16) (AGM)	550	587,367
5.00%, 01/01/31 (PR 07/01/16) (AGM)	1,080	1,153,375
Metropolitan Pier & Exposition Authority RB
Series A
0.00%, 06/15/16 (NPFGC-FGIC)	205	202,040
5.50%, 06/15/16 (FGIC)	100	107,333
Regional Transportation Authority RB
5.75%, 06/01/16 (AGM)	245	263,544
Series A
5.75%, 07/01/16 (NPFGC)	65	70,175
State of Illinois GO
5.00%, 08/01/16	985	1,046,829
Series A
5.00%, 06/01/16	220	232,580
State of Illinois RB
3.00%, 06/15/16	100	103,738
4.00%, 06/15/16	340	357,636
5.00%, 06/15/16	340	362,566
5.00%, 06/15/16 (NPFGC)	100	106,562
Series B
4.50%, 06/15/16	100	105,912
State of Illinois Unemployment Compensation Trust Fund RB Series A
5.00%, 06/15/16	620	661,515

		6,465,528
INDIANA — 0.39%
Indiana University RB
Series 2008A
3.50%, 06/01/16	100	104,457

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Series S
3.50%, 08/01/16	$175	$183,572
Indianapolis Local Public Improvement Bond Bank RB Series A
5.50%, 07/01/16 (NPFGC)	100	107,087
Purdue University RB Series Y
4.50%, 07/01/16	100	106,141

		501,257
IOWA — 0.66%
City of Des Moines IA GO Series H
5.00%, 06/01/16	200	213,208
City of West Des Moines IA GO Series A
4.00%, 06/01/16	100	105,133
Iowa City Community School District GO Series B
3.00%, 06/01/16	100	103,722
Iowa Finance Authority RB
5.00%, 08/01/16	300	321,699
State of Iowa RB Series A
3.00%, 06/01/16	100	103,751

		847,513
KENTUCKY — 0.17%
Kentucky State Property & Building Commission RB Series A
3.50%, 08/01/16	100	104,760
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/16	100	106,857

		211,617
LOUISIANA — 0.54%
City of Shreveport LA GO
5.00%, 08/01/16	150	160,363
Louisiana State Citizens Property Insurance Corp. RB Series B
5.00%, 06/01/16 (AMBAC)	100	106,209
State of Louisiana GO
Series A
5.00%, 08/01/16	100	107,313
Series C
5.00%, 07/15/16	300	321,387

		695,272
MARYLAND — 4.02%
County of Baltimore MD GO
5.00%, 09/01/17 (PR 09/01/16)	100	107,667
County of Calvert MD GO
3.00%, 07/15/16	100	104,001
County of Frederick MD GO Series B
4.00%, 08/01/16	225	237,654

Security	Principal (000s)	Value

County of Howard MD GO Series B
5.00%, 08/15/16	$240	$257,825
County of Montgomery MD GO Series A
5.00%, 07/01/16	400	427,676
County of Montgomery MD GOL Series A
5.00%, 08/01/16	100	107,266
Maryland State Transportation Authority RB
4.00%, 07/01/16 (AGM)	150	158,113
Series A
3.00%, 07/01/16	100	103,915
5.00%, 07/01/16	300	320,712
State of Maryland Department of Transportation RB
5.00%, 06/01/16	100	106,579
State of Maryland GO
First Series C
4.00%, 08/15/16	300	317,436
Second Series
5.00%, 08/01/16	1,210	1,297,919
5.00%, 08/01/19 (PR 08/01/16)	100	107,261
Second Series A
5.00%, 08/01/16	150	160,899
Second Series E
5.00%, 08/01/16	175	187,715
Series A
2.00%, 08/01/16	100	102,535
Series B
5.00%, 08/01/16	150	160,899
Washington Suburban Sanitary Commission GO
4.25%, 06/01/16	100	105,520
5.00%, 06/01/16	625	666,119
Series A
4.00%, 06/01/16	100	105,167

		5,142,878
MASSACHUSETTS — 6.96%
City of Boston MA GO Series C
5.00%, 08/01/16	175	187,715
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16	730	782,881
Series B
4.00%, 06/01/16	75	78,860
5.00%, 08/01/16	700	750,708
Series D
4.75%, 08/01/25 (PR 08/01/16)	500	534,330
5.00%, 08/01/16	445	477,236
5.00%, 08/01/21 (PR 08/01/16)	675	724,012
5.00%, 08/01/22 (PR 08/01/16)	110	117,987
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/16	200	214,562
5.50%, 06/01/16 (NPFGC-FGIC)	200	214,562
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/16	750	801,780
Series C
5.25%, 07/01/16	360	386,482
5.50%, 07/01/16	595	640,917

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Massachusetts Clean Water Trust (The) RB
Series 12
4.00%, 08/01/16	$280	$295,929
5.00%, 08/01/16	250	268,165
Series 15A
5.00%, 08/01/16	100	107,266
Series A
5.00%, 08/01/16	195	209,169
5.25%, 08/01/16	250	269,150
Massachusetts Health & Educational Facilities Authority RB Series O
5.00%, 07/01/16	470	502,815
Massachusetts Municipal Wholesale Electric Co RB Series A
4.00%, 07/01/16	100	105,239
Massachusetts Port Authority RB Series D
5.50%, 07/01/16 (AGM)	165	177,392
Massachusetts School Building Authority RB Series A
4.00%, 08/15/16 (AMBAC)	145	153,469
Massachusetts Water Resources Authority RB
Series A
5.00%, 08/01/31 (PR 08/01/16) (AMBAC)	500	536,220
Series B
5.50%, 08/01/16 (AGM)	100	108,032
Series J
5.25%, 08/01/16 (AGM)	240	258,456

		8,903,334
MICHIGAN — 0.48%
Michigan Finance Authority RB Series A
5.00%, 07/01/16	575	615,054

		615,054
MINNESOTA — 1.46%
State of Minnesota GO
5.00%, 06/01/16	250	266,447
5.00%, 08/01/16	100	107,266
Series A
5.00%, 08/01/16	500	536,330
Series D
4.00%, 08/01/16	135	142,680
5.00%, 08/01/16	270	289,618
Series E
5.00%, 08/01/16	100	107,266
Series F
4.00%, 08/01/16	395	417,472

		1,867,079
MISSISSIPPI — 0.08%
Mississippi Development Bank RB Series A
5.00%, 07/01/16 (AMBAC)	100	105,925

		105,925

Security	Principal (000s)	Value

MISSOURI — 0.33%
City of Springfield MO RB
5.00%, 08/01/16 (NPFGC-FGIC)	$100	$106,983
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/16	300	320,805

		427,788
MONTANA — 0.23%
Montana Department of Transportation RB
4.00%, 06/01/16	250	262,820
State of Montana GO Series G
4.00%, 08/01/16	25	26,422

		289,242
NEBRASKA — 0.31%
Metropolitan Utilities District of Omaha RB Series B
4.00%, 06/01/16 (NPFGC)	150	157,463
University of Nebraska Facilities Corp. RB
5.00%, 07/15/16 (AMBAC)	225	241,004

		398,467
NEVADA — 1.14%
Clark County School District GOL
Series B
4.50%, 06/15/16 (AMBAC)	100	105,793
Series C
5.00%, 06/15/16	115	122,495
5.00%, 06/15/16 (NPFGC)	100	106,517
Clark County Water Reclamation District GOL Series A
5.00%, 07/01/16	150	160,215
County of Clark Department of Aviation RB Series D
5.00%, 07/01/16	100	106,716
County of Clark NV RB
5.00%, 07/01/16 (AMBAC)	300	320,382
Series A
5.00%, 07/01/16	125	133,337
Series F
5.00%, 07/01/16	150	160,005
State of Nevada GOL
5.00%, 06/01/16	225	239,693

		1,455,153
NEW HAMPSHIRE — 0.68%
City of Nashua NH GO
5.00%, 07/15/16 (NPFGC)	100	107,049
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/16	365	392,094
State of New Hampshire GO
Series A
3.00%, 07/01/16	100	103,900
5.00%, 06/01/17 (PR 06/01/16) (NPFGC)	145	154,537
Series B

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

4.00%, 06/01/16	$100	$105,138

		862,718
NEW JERSEY — 2.46%
New Jersey Building Authority RB
Series A
5.00%, 06/15/16	250	265,463
5.00%, 06/15/16 (AGM)	225	239,384
New Jersey Educational Facilities Authority RB
Series B
5.00%, 07/01/16	100	106,919
Series D
5.00%, 07/01/16 (AGM)	100	106,498
Series E
5.00%, 07/01/16	100	106,919
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/16	100	107,195
Series AA
4.00%, 06/15/16	270	282,512
5.00%, 06/15/16	285	302,322
Series B
5.00%, 06/15/16	50	53,039
State of New Jersey GO
5.00%, 06/01/16	370	393,724
Series H
5.25%, 07/01/16	105	112,460
5.25%, 07/01/16 (NPFGC)	100	107,168
Series L
5.25%, 07/15/16 (AMBAC)	520	557,830
Series M
5.50%, 07/15/16 (AMBAC)	125	134,573
Series O
5.00%, 08/01/16	100	107,073
Series Q
4.00%, 08/15/16	150	158,429

		3,141,508
NEW MEXICO — 1.78%
Albuquerque Bernalillo County Water Utility Authority RB Series A
5.25%, 07/01/16 (AMBAC)	100	107,293
Albuquerque Municipal School District No. 12 GO
4.00%, 08/01/16 (SAW)	100	105,686
Series B
5.00%, 08/01/16 (SAW)	150	160,894
City of Albuquerque NM GO
Series A
3.00%, 07/01/16	100	103,961
4.00%, 07/01/16	105	110,729
Series B
4.50%, 07/01/16 (NPFGC)	100	106,203
City of Albuquerque NM RB Series B
5.00%, 07/01/16	200	213,838
New Mexico Finance Authority RB
4.00%, 06/15/16	410	431,558
Santa Fe Public School District GO
3.00%, 08/01/16 (SAW)	200	208,024
4.00%, 08/01/16 (SAW)	100	105,654
State of New Mexico Severance Tax Permanent Fund RB

Security	Principal (000s)	Value

Series A
5.00%, 07/01/16	$285	$304,719
Series B
5.00%, 07/01/16	300	320,571

		2,279,130
NEW YORK — 10.14%
City of New York NY GO
Series A
3.00%, 08/01/16	220	228,791
Series A-1
4.00%, 08/15/16	125	132,123
5.00%, 08/01/16	265	283,942
5.00%, 08/15/16	300	321,936
Series B
4.00%, 08/01/16	1,690	1,784,167
5.00%, 08/01/16	315	337,516
Series C
5.00%, 08/01/16	175	187,509
5.25%, 08/01/16	100	107,542
Series D
5.00%, 08/01/16	100	107,148
Series E
5.00%, 08/01/16	500	535,740
Series F
3.00%, 08/01/16	225	233,991
5.00%, 08/01/16	260	278,585
Series G
5.00%, 08/01/16	250	267,870
5.25%, 08/01/16	200	215,084
Series I
3.00%, 08/01/16	200	207,992
5.00%, 08/01/16	100	107,148
Series J
5.00%, 08/01/16	325	348,231
Series J-1
4.00%, 08/01/16	150	158,358
5.00%, 08/01/16	440	471,451
County of Westchester NY GO Series B
3.00%, 06/01/16	100	103,755
Long Island Power Authority RB
0.00%, 06/01/16 (AGM)	165	163,225
Metropolitan Transportation Authority RB Series A
5.75%, 07/01/16 (SAP)	300	324,027
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/16 (NPFGC-FGIC)	105	110,650
5.00%, 07/15/16 (SAW)	500	534,560
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 08/01/16	90	93,816
3.00%, 08/01/16 (ETM)	110	114,429
4.00%, 08/01/16	45	47,618
4.00%, 08/01/16 (ETM)	55	58,081
5.00%, 08/01/16	130	139,615
5.00%, 08/01/16 (ETM)	35	37,559
Series A-3
5.00%, 08/01/16	100	107,228
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/16	210	224,160

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Series BB
4.00%, 06/15/16	$100	$105,248
Series EE
3.00%, 06/15/16	120	124,558
5.00%, 06/15/16	135	144,126
Series FF
5.00%, 06/15/16	265	282,869
Series GG
5.00%, 06/15/16	100	106,743
New York State Dormitory Authority RB
5.00%, 07/01/16	575	613,979
5.00%, 07/01/16 (SAP)	100	106,826
5.00%, 08/01/16	100	107,181
Series A
4.00%, 07/01/16	100	105,255
5.00%, 07/01/16	95	101,485
5.00%, 07/01/16 (GOI)	140	149,775
Series B
5.00%, 07/01/16	250	267,297
Series D
4.00%, 06/15/16	125	131,654
5.00%, 06/15/16	200	213,548
Series E
5.00%, 08/15/16	200	214,998
New York State Environmental Facilities Corp. RB
3.00%, 06/15/16	150	155,740
5.00%, 06/15/16	100	106,865
Series A
5.00%, 06/15/16	590	630,503
5.50%, 06/15/16	100	107,591
Series C
4.00%, 06/15/16	150	157,917
North Syracuse Central School District GO Series B
3.00%, 06/15/16 (SAW)	100	103,353
Port Authority of New York & New Jersey RB
5.00%, 08/15/16 (AGM)	425	456,169
Smithtown Central School District GO
4.00%, 08/01/16 (SAW)	100	105,752

		12,973,279
NORTH CAROLINA — 2.27%
Cape Fear Public Utility Authority RB
5.00%, 08/01/16	200	214,494
City of Charlotte NC GO
5.00%, 08/01/16	295	316,435
Series B
5.00%, 06/01/16	250	266,447
City of Charlotte NC Water & Sewer System Revenue RB Series A
5.00%, 07/01/16	275	293,857
County of Davidson NC GO
5.00%, 06/01/16 (AGM)	125	133,200
County of Durham NC COP Series A
4.00%, 06/01/16	100	105,060
County of Forsyth NC GO
3.50%, 08/01/16	100	104,901
4.00%, 07/01/16	150	158,138
County of Mecklenburg NC GO
Series A
3.00%, 08/01/16	150	156,168

Security	Principal (000s)	Value

4.00%, 08/01/16	$115	$121,542
5.00%, 08/01/16	150	160,899
State of North Carolina GO
Series A
5.00%, 09/01/16	150	161,413
5.00%, 06/01/20 (PR 06/01/16)	170	181,223
5.25%, 06/01/16	350	374,262
Series B
5.00%, 06/01/16	150	159,869

		2,907,908
OHIO — 2.16%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/16	125	134,284
Series A
4.00%, 07/01/16	100	105,409
5.00%, 08/15/16	100	107,427
City of Columbus OH GOL
4.00%, 08/15/16	250	264,530
Ohio State Water Development Authority RB
5.00%, 06/01/16	100	106,634
Series A
5.00%, 06/01/16	350	373,114
Series B-1
4.00%, 06/01/16	200	210,442
State of Ohio GO
5.00%, 08/01/16	200	214,460
Series A
5.00%, 06/15/16	160	170,730
5.00%, 06/15/18 (PR 06/15/16)	185	197,506
Series C
5.00%, 08/01/16	525	563,023
State of Ohio RB Series 2008-1
5.00%, 06/15/16	300	319,713

		2,767,272
OKLAHOMA — 1.08%
City of Tulsa OK GO Series A
4.00%, 06/01/16	100	105,090
Grand River Dam Authority RB
Series A
4.00%, 06/01/16 (BHAC)	100	105,148
5.00%, 06/01/16 (BHAC)	55	58,608
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/16	105	107,509
4.00%, 07/01/16	250	262,905
5.00%, 07/01/16	75	80,096
Oklahoma County Independent School District No. 89 Oklahoma City GO
2.00%, 07/01/16	250	255,900
State of Oklahoma GO Series A
2.50%, 07/15/16	200	206,592
Tulsa County Independent School District No. 3 Broken Arrow GO
2.00%, 06/01/16	200	204,482

		1,386,330

130

Schedule of Investments   (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

OREGON — 0.55%
City of Portland OR Sewer System Revenue RB Series A
5.00%, 08/01/16	$100	$107,263
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16 (AGM,GTD)	100	106,736
State of Oregon GO
Series A
4.00%, 08/01/16	165	174,360
5.00%, 08/01/16	100	107,249
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16 (AGM)	200	213,090

		708,698
PENNSYLVANIA — 3.62%
City of Philadelphia PA Airport Revenue RB Series A
4.00%, 06/15/16	125	130,943
City of Philadelphia PA GO
5.00%, 08/01/16 (CIFG)	100	107,059
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/16	140	149,353
5.00%, 08/01/16 (AMBAC)	175	187,609
Series C
5.00%, 08/01/16 (AGM)	250	268,055
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16	200	213,714
Series A
5.00%, 07/15/16	200	214,034
Third Series
5.38%, 07/01/16 (NPFGC)	985	1,058,058
County of Chester PA GO Series C
4.00%, 07/15/16	160	168,827
Pennsylvania Economic Development Financing Authority RB
Series A
4.00%, 07/01/16	595	627,463
5.00%, 07/01/16	465	497,322
Pennsylvania Higher Educational Facilities Authority RB
Series AG
5.00%, 06/15/16	90	95,954
Series AL
5.00%, 06/15/16	125	133,231
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16	430	458,513
Pennsylvania State University RB
5.25%, 08/15/16	100	107,742
Pennsylvania Turnpike Commission RB Series C
5.00%, 06/01/16 (AGM)	200	212,820

		4,630,697
RHODE ISLAND — 0.26%
Rhode Island Economic Development Corp. RB
5.00%, 06/15/16 (NPFGC-FGIC)	125	132,713
State of Rhode Island GO
5.00%, 08/01/16 (AMBAC)	145	155,563

Security	Principal (000s)	Value

5.00%, 08/01/16 (ETM) (AMBAC)	$35	$37,524

		325,800
SOUTH CAROLINA — 0.31%
County of Berkeley SC RB
4.00%, 06/01/16	50	52,552
State of South Carolina GO Series A
4.00%, 06/01/16	325	341,793

		394,345
SOUTH DAKOTA — 0.08%
Sioux Falls School District No. 49-5/SD GO Series B
5.00%, 07/01/16	100	106,872

		106,872
TENNESSEE — 1.14%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/16	225	240,640
Series B
4.00%, 08/01/16	125	132,149
5.00%, 08/01/21 (PR 08/01/16)	420	450,496
Series D
5.00%, 07/01/16	200	213,902
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB Series A
5.00%, 07/01/16	150	160,074
State of Tennessee GO Series A
4.00%, 08/01/16	250	264,222

		1,461,483
TEXAS — 7.60%
Alamo Community College District GOL
5.63%, 08/15/16 (NPFGC-FGIC)	100	108,432
Austin Independent School District GO
5.00%, 08/01/16	100	107,296
5.00%, 08/01/16 (PSF)	325	348,666
Series A
4.00%, 08/01/16 (NPFGC)	100	105,719
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/16 (AGM)	85	90,953
5.25%, 07/15/16 (AGM)	260	279,206
City of El Paso TX GOL Series A
5.00%, 08/15/16	150	160,868
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/16	115	123,458
City of San Antonio TX GOL
5.00%, 08/01/16	100	107,296
County of Bexar TX GOL
4.00%, 06/15/16	100	105,228
County of Dallas TX GOL
5.00%, 08/15/16	100	107,274
County of Harris TX GO Series C
5.00%, 08/15/16	100	107,491

131

Schedule of Investments   (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

County of Harris TX GOL Series C
4.00%, 08/15/16	$150	$158,712
County of Harris TX RB Series A
5.00%, 08/15/16 (NPFGC)	350	375,445
County of Tarrant TX GOL
5.00%, 07/15/16	300	321,340
Denton Independent School District GO
5.00%, 08/15/16 (PSF)	200	214,752
Eanes Independent School District GO
5.00%, 08/01/16 (PSF)	100	107,282
Edinburg Consolidated Independent School District/TX GO Series A
5.00%, 08/15/16 (AGM)	150	161,064
Fort Bend Independent School District GO
5.00%, 08/15/16 (PSF)	320	343,821
Frisco Independent School District GO Series A
5.25%, 08/15/16 (PSF)	100	107,848
Houston Independent School District GOL Series A
5.00%, 08/15/16 (PSF)	275	295,471
Laredo Independent School District GO
5.00%, 08/01/16 (PSF)	200	214,564
Leander Independent School District GO
5.00%, 08/15/16 (PSF)	100	107,376
Lewisville Independent School District GO
5.00%, 08/15/16 (PSF)	245	263,238
Series A
4.00%, 08/15/16 (PSF)	125	132,285
Magnolia Independent School District/TX GO
5.00%, 08/15/16 (PSF)	100	107,376
North East Independent School District/TX GO
5.00%, 08/01/16 (PSF)	240	257,477
Series A
5.00%, 08/01/16 (PSF)	100	107,282
Northside Independent School District GO Series A
5.25%, 08/15/16 (PSF)	150	161,772
Round Rock Independent School District GO
5.00%, 08/01/16	200	214,564
Series A
4.00%, 08/01/16	100	105,705
San Antonio Independent School District/TX GO
5.00%, 08/15/16 (PSF)	125	134,305
Socorro Independent School District GO Series A
5.00%, 08/15/16 (PSF)	150	161,166
State of Texas GO
5.00%, 08/01/16	165	177,093
Series B
5.00%, 08/01/16	200	214,658
Series C
4.00%, 08/01/16	100	105,752
Series E
5.00%, 08/01/16	100	107,329
Texas Public Finance Authority RB
5.00%, 07/01/16	650	695,181
Texas Tech University RB Series S
3.00%, 08/15/16	100	104,126

Security	Principal (000s)	Value

Texas Water Development Board RB Series A
5.00%, 07/15/16	$620	$663,947
University of Texas System (The) RB
5.25%, 08/15/16	100	107,899
Series A
5.00%, 08/15/16	440	472,978
Series B
4.25%, 08/15/16	100	106,283
5.00%, 08/15/24 (PR 08/15/16)	750	804,810
Series C
5.00%, 08/15/16	330	354,733

		9,719,521
UTAH — 2.24%
County of Salt Lake UT RB Series A
5.00%, 08/15/16	100	107,423
Intermountain Power Agency RB
Series A
4.00%, 07/01/16	120	126,398
5.00%, 07/01/16	100	106,826
5.00%, 07/01/16 (AMBAC)	240	256,382
Metropolitan Water District of Salt Lake & Sandy RB Series A
4.00%, 07/01/16	220	231,799
Ogden City School District GO
5.00%, 06/15/16 (GTD)	150	159,923
State of Utah GO
Series A
2.00%, 07/01/16	120	122,941
4.00%, 07/01/16	200	210,880
5.00%, 07/01/16	1,355	1,448,969
Series C
5.00%, 07/01/16	90	96,242

		2,867,783
VIRGINIA — 3.01%
City of Virginia Beach VA GO
4.00%, 06/01/16	330	347,051
Commonwealth of Virginia GO
5.00%, 06/01/16	150	159,869
Series B
4.00%, 06/01/16	360	378,601
5.00%, 06/01/16	70	74,605
County of Arlington VA GO
5.00%, 08/01/16	100	107,266
5.00%, 08/01/18 (PR 08/01/16)	200	214,588
Series C
4.00%, 08/15/16	200	211,624
Virginia Beach Development Authority RB
Series A
5.00%, 07/15/16	100	106,985
Series C
5.00%, 08/01/16	200	214,328
Virginia Public Building Authority RB
5.00%, 08/01/19 (PR 08/01/16)	415	444,652
Series A
5.00%, 08/01/16	100	107,230
Series B
5.00%, 08/01/16	200	214,460

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

5.00%, 08/01/16 (SAP)	$185	$198,376
Virginia Public School Authority RB
Series A
3.00%, 08/01/16 (SAW)	100	104,093
5.00%, 08/01/16	200	214,494
Series B
5.00%, 08/01/16	135	144,783
Series C
5.00%, 08/01/16 (SAW)	570	611,308

		3,854,313
WASHINGTON — 4.58%
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/16	165	174,382
Clark County School District No. 114 Evergreen GO Series B
2.00%, 06/01/16 (GTD)	100	102,253
Energy Northwest RB
5.00%, 07/01/16	200	213,838
Series A
4.00%, 07/01/16	50	52,713
5.00%, 07/01/16	275	294,027
5.25%, 07/01/16	625	670,581
5.25%, 07/01/16 (NPFGC)	190	203,857
Series B
7.13%, 07/01/16	400	439,616
Series C
5.00%, 07/01/16	160	171,070
Series D
5.00%, 07/01/16	335	358,179
Pierce County School District No. 400 Clover Park GO
5.00%, 06/01/26 (PR 06/01/16) (AGM,GTD)	100	106,548
Port of Seattle WA RB
5.00%, 06/01/16	125	132,920
Series A
4.00%, 08/01/16	100	105,417
Snohomish County School District No. 2 Everett GO
4.38%, 06/01/16 (NPFGC)	100	105,375
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16	100	105,002
State of Washington GO
5.00%, 07/01/16	360	385,024
5.00%, 07/01/16 (AGM)	250	267,377
Series 2010B
5.00%, 08/01/16	540	579,398
Series A
5.00%, 07/01/16	450	481,280
Series B
5.00%, 07/01/16	100	106,951
5.00%, 07/01/16 (AGM)	145	155,079
Series F
4.50%, 07/01/16	250	265,508
Series R-2011C
5.00%, 07/01/16	100	106,951
State of Washington RB
5.00%, 09/01/16	250	268,312

		5,851,658

Security	Principal or Shares (000s)	Value

WISCONSIN — 0.73%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/16	$150	$159,863
Series 2
5.00%, 06/01/16	200	213,150
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/16	100	106,951
Series A
5.00%, 07/01/16	150	160,426
5.25%, 07/01/16 (AGM)	275	295,141

		935,531

TOTAL MUNICIPAL BONDS & NOTES (Cost: $124,605,683)		125,608,071

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	255	254,890

		254,890

TOTAL SHORT-TERM INVESTMENTS (Cost: $254,890)		254,890

TOTAL INVESTMENTS IN SECURITIES — 98.40% (Cost: $124,860,573)		125,862,961
Other Assets, Less Liabilities — 1.60%		2,040,077

NET ASSETS — 100.00%		$127,903,038

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC Assurance N.A. Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

133

Schedule of Investments   (Unaudited)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.59%

ALABAMA — 0.42%
Alabama Water Pollution Control Authority RB Series B
2.50%, 08/15/17	$150	$155,296
City of Huntsville AL GO Series A
4.00%, 09/01/17	200	217,086
State of Alabama GO Series A
4.00%, 06/01/17	225	243,034

		615,416
ALASKA — 0.83%
Borough of North Slope AK GO
Series A
4.00%, 06/30/17	125	135,143
5.00%, 06/30/17 (NPFGC)	315	348,349
City of Anchorage AK GO Series A
4.25%, 08/01/17	100	108,981
State of Alaska GO Series A
5.00%, 08/01/17	570	632,734

		1,225,207
ARIZONA — 4.52%
Arizona State University RB Series A
4.00%, 07/01/17	130	140,410
Arizona Transportation Board RB
5.00%, 07/01/17	610	674,892
Series A
4.00%, 07/01/17	150	162,090
City of Chandler AZ GO
3.00%, 07/01/17	100	105,716
City of Glendale AZ GOL
4.00%, 07/01/17	100	106,239
City of Glendale AZ Transportation Excise Tax Revenue RB
5.00%, 07/01/17 (NPFGC)	100	109,826
City of Glendale AZ Water & Sewer Revenue RB
5.00%, 07/01/17 (NPFGC)	100	110,035
City of Mesa AZ RB
4.00%, 07/01/17 (AGM)	100	108,112
5.00%, 07/01/17	100	110,664
5.25%, 07/01/17 (NPFGC-FGIC)	195	216,914
City of Phoenix AZ GO Series A
5.00%, 07/01/17	390	431,281
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/17	350	387,049
5.50%, 07/01/17	325	363,594
Series A
5.00%, 07/01/17	165	181,772
Series B

Security	Principal (000s)	Value

5.00%, 07/01/17	$325	$359,574
Series C
5.00%, 07/01/17	210	231,678
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/17	100	110,454
City of Tempe AZ GO Series C
5.00%, 07/01/17	250	276,595
City of Tempe AZ RB
5.00%, 07/01/17	240	265,404
County of Pima AZ GO
4.00%, 07/01/17 (AGM)	100	108,060
County of Pima AZ Sewer System Revenue RB
4.50%, 07/01/17 (AGM)	165	180,426
5.00%, 07/01/17 (AGM)	195	215,641
Maricopa County Community College District GO
4.00%, 07/01/17	350	378,574
Series C
5.00%, 07/01/17	290	320,850
Maricopa County High School District No. 210-Phoenix GO
5.00%, 07/01/17 (NPFGC)	280	309,638
Maricopa County Unified School District No. 11-Peoria GO
3.00%, 07/01/17	100	105,358
Maricopa County Unified School District No. 4 Mesa GO Series C
4.00%, 07/01/17	170	183,790
Regional Public Transportation Authority RB Series A
5.00%, 07/01/17	100	110,638
Scottsdale Preserve Authority RB
5.00%, 07/01/17	200	221,170
Town of Gilbert AZ GO
5.00%, 07/01/17	100	110,533

		6,696,977
ARKANSAS — 0.07%
State of Arkansas GO Series A
5.00%, 06/01/17	100	110,366

		110,366
CALIFORNIA — 11.00%
Berkeley Unified School District/CA GO
4.00%, 08/01/17	150	162,702
California State Public Works Board RB
Series C
5.00%, 06/01/17	395	434,725
Series I
5.00%, 06/01/17	175	192,600
City & County of San Francisco CA GO Series R1
5.00%, 06/15/17	150	166,176
City of Cupertino CA COP
2.00%, 07/01/17	100	103,443
City of Los Angeles CA Wastewater System Revenue RB Series A
4.00%, 06/01/17	455	491,964
City of Pasadena CA Electric Revenue RB
4.00%, 08/01/17	105	114,005
Series A
3.00%, 06/01/17	125	132,176

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/17	$150	$166,075
County of Sacramento CA Airport System Revenue RB Series D
3.75%, 07/01/17 (AGM)	380	406,615
East Side Union High School District GO Series B
4.00%, 08/01/17 (AGM)	200	216,490
Escondido Union School District/CA GO Series B
5.00%, 08/01/17 (NPFGC-FGIC)	160	176,893
Evergreen Elementary School District GO Series A
6.00%, 08/01/17 (AGM)	100	113,360
Fullerton School District GO
4.00%, 08/01/17	145	157,435
Long Beach Unified School District GO Series A
5.00%, 08/01/17	185	205,193
Los Angeles Community College District/CA GO Series F
5.00%, 08/01/17	75	83,351
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/17	200	221,508
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17	220	244,158
Series B
5.00%, 07/01/17	890	987,657
Los Angeles Department of Water & Power RB
Series A
4.00%, 07/01/17	100	108,424
4.13%, 07/01/17	275	299,018
5.00%, 07/01/17	635	704,228
Series A-1
5.00%, 07/01/17 (AMBAC)	270	299,435
Los Angeles Unified School District/CA GO
Series A-1
4.00%, 07/01/17	570	617,572
5.50%, 07/01/17 (FGIC)	135	151,282
Series B
4.00%, 07/01/17 (AMBAC)	150	162,519
Series C
2.00%, 07/01/17	500	516,965
Series I
5.00%, 07/01/17	100	110,823
Series KRY
4.00%, 07/01/17	100	108,346
5.00%, 07/01/17	145	160,693
Series KY
5.00%, 07/01/17	320	354,634
M-S-R Public Power Agency RB Series L
5.00%, 07/01/17 (AGM)	100	110,218
Metropolitan Water District of Southern California RB
Series C
4.00%, 07/01/17	100	108,060
Series E
4.00%, 07/01/17	100	108,476

Security	Principal (000s)	Value

Mount San Antonio Community College District GO
0.00%, 08/01/17 (ETM) (NPFGC)	$100	$98,265
Northern California Power Agency RB
Series A
3.00%, 06/01/17	150	158,537
5.00%, 06/01/17	100	110,464
Orange County Public Financing Authority RB
5.00%, 06/01/17 (NPFGC)	225	247,457
Sacramento Municipal Utility District RB
Series U
3.63%, 08/15/17 (AGM)	220	236,962
5.00%, 08/15/17 (AGM)	430	478,495
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/17	200	220,384
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/17	285	316,732
San Diego Unified School District/CA GO Series D-1
5.50%, 07/01/17 (NPFGC)	355	398,005
San Francisco Bay Area Rapid Transit District GO Series C
3.00%, 08/01/17	225	238,561
San Francisco Bay Area Rapid Transit District RB Series A
4.00%, 07/01/17	100	108,372
San Francisco Unified School District GO Series A
5.00%, 06/15/17	230	254,564
San Juan Unified School District GO Series B
2.00%, 08/01/17	150	154,800
San Mateo County Transportation Authority RB Series A
5.25%, 06/01/17 (NPFGC)	130	144,149
Santa Clara Unified School District GO
5.00%, 07/01/17	200	221,646
Santa Monica Community College District GO
5.00%, 08/01/17	245	272,210
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17	100	111,910
Southern California Public Power Authority RB
5.00%, 07/01/17	440	487,621
Series A
5.00%, 07/01/17	220	243,811
Southwestern Community College District GO Series B
5.25%, 08/01/17 (NPFGC-FGIC)	220	245,901
State of California GO
4.00%, 09/01/17	170	184,666
4.20%, 06/01/17 (SGI)	100	108,447
5.00%, 06/01/17 (SGI)	915	1,009,574
Series A
4.25%, 07/01/17	380	414,067
5.00%, 07/01/17	935	1,035,943
West Contra Costa Unified School District GO
5.00%, 08/01/17 (AGM)	100	110,988

		16,309,750

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

COLORADO — 0.60%
City & County of Denver CO GO Series A
5.00%, 08/01/17	$200	$222,012
County of Boulder CO RB
5.00%, 07/15/17	50	55,378
Regional Transportation District COP Series A
5.00%, 06/01/17	300	329,931
University of Colorado RB
Series B
4.00%, 06/01/17	125	134,892
5.00%, 06/01/17	130	143,399

		885,612
CONNECTICUT — 1.59%
City of Danbury CT GO Series B
5.00%, 07/01/17	265	292,843
City of Hartford CT GO
Series A
5.25%, 08/15/17 (ETM) (AMBAC)	95	106,292
5.25%, 08/15/17 (AMBAC)	5	5,597
City of Stamford CT GO Series B
5.00%, 07/01/17	300	332,151
State of Connecticut GO
Series B
5.25%, 06/01/17 (AMBAC)	200	221,572
Series C
5.00%, 06/01/17	630	694,184
5.00%, 06/15/17	100	110,325
Series E
4.00%, 08/15/17	150	162,462
State of Connecticut Special Tax Revenue ST
Series A
4.00%, 08/01/17 (AMBAC)	100	108,334
Series B
5.25%, 07/01/17 (AMBAC)	265	294,691
University of Connecticut RB Series A
4.00%, 08/15/17	25	27,096

		2,355,547
DELAWARE — 1.06%
City of Wilmington DE GO Series A
5.00%, 06/01/17 (AGM)	100	110,230
County of New Castle DE GO
Series A
5.00%, 07/15/17	200	221,760
Series B
5.00%, 07/15/17	130	144,144
Delaware Transportation Authority RB
5.00%, 07/01/17	190	210,412
Series A
5.00%, 07/01/17	125	138,429
State of Delaware GO
Series A

Security	Principal (000s)	Value

3.00%, 07/01/17	$130	$137,531
5.00%, 07/01/17	280	310,080
Series B
5.00%, 07/01/17	275	304,543

		1,577,129
DISTRICT OF COLUMBIA — 0.75%
District of Columbia GO
Series B
5.00%, 06/01/17 (AMBAC)	535	590,143
Series C
5.00%, 06/01/17 (AGM)	100	110,307
Series F
5.00%, 06/01/17 (BHAC)	375	413,651

		1,114,101
FLORIDA — 4.71%
County of Hillsborough FL Utility Revenue RB Series A
4.00%, 08/01/17	90	97,396
County of Miami-Dade FL GO
5.00%, 07/01/17	120	132,481
Series B
5.00%, 07/01/17	100	110,401
County of Miami-Dade FL RB
4.50%, 08/01/17 (NPFGC-FGIC)	100	108,960
5.00%, 08/01/17 (NPFGC-FGIC)	275	303,141
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
4.00%, 07/01/17	115	123,853
5.00%, 07/01/17	200	220,330
5.00%, 07/01/17 (AGM)	125	137,706
County of Palm Beach FL GO
5.00%, 08/01/17	290	322,233
County of Palm Beach FL RB
4.00%, 06/01/17	100	107,889
Florida Department of Environmental Protection RB
5.00%, 07/01/17 (AGM)	125	138,068
Series A
3.25%, 07/01/17	180	191,032
Series B
5.25%, 07/01/17	265	294,341
Florida’s Turnpike Enterprise RB Series A
5.00%, 07/01/17	580	640,941
Lee County School Board COP Series B
5.00%, 08/01/17	100	110,743
Miami-Dade County School Board Foundation Inc. COP Series A
5.00%, 08/01/17 (AMBAC)	100	110,539
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/17	175	193,294
State of Florida GO
5.00%, 07/01/17	215	237,986
Series A
5.00%, 06/01/17	805	888,583
5.00%, 07/01/17	285	315,469
Series B
5.00%, 06/01/17	135	148,948
Series C
5.00%, 06/01/17	270	298,034

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Series D
5.00%, 06/01/17	$225	$248,362
5.50%, 06/01/17	180	200,844
Series E
5.00%, 06/01/17	175	193,170
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/17	390	431,079
Series B
5.00%, 07/01/17	235	259,753
Series C
5.00%, 07/01/17	180	198,959
Series E
5.00%, 07/01/17	200	221,066

		6,985,601
GEORGIA — 3.91%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/17	140	153,272
Forsyth County School District GO
5.00%, 06/01/17 (AGM)	300	331,227
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17	190	209,051
Series A
4.00%, 06/01/17 (AGM)	100	107,439
5.00%, 06/01/17	460	506,124
Gwinnett County Water & Sewerage Authority RB Series A
4.00%, 08/01/17 (GTD)	200	216,792
Metropolitan Atlanta Rapid Transit Authority RB Series A
5.00%, 07/01/17 (NPFGC)	165	182,076
State of Georgia GO
Series B
5.00%, 07/01/17	100	110,717
Series D
5.00%, 07/01/17	500	553,585
Series E
5.00%, 08/01/19 (PR 08/01/17)	850	945,294
5.00%, 08/01/21 (PR 08/01/17)	850	945,294
Series I
5.00%, 07/01/17	535	592,336
Series J-1
4.00%, 07/01/17	875	947,117

		5,800,324
HAWAII — 1.43%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/17	125	135,418
Series B
2.50%, 08/01/17	100	104,503
5.00%, 08/01/17	275	304,942
City & County of Honolulu HI Wastewater System Revenue RB
Series A
2.00%, 07/01/17	100	102,989
3.25%, 07/01/17	100	106,155
4.25%, 07/01/17 (NPFGC)	150	162,939
5.00%, 07/01/17	125	138,100
State of Hawaii GO
Series DN

Security	Principal (000s)	Value

5.00%, 08/01/17	$250	$277,357
Series DQ
5.00%, 06/01/17	335	369,612
Series DR
5.00%, 06/01/17	155	171,015
State of Hawaii RB
5.50%, 07/01/17	220	246,125

		2,119,155
IDAHO — 0.07%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17	100	105,243

		105,243
ILLINOIS — 2.77%
Illinois Finance Authority RB
Series B
5.00%, 07/01/17 (ETM)	10	11,066
5.00%, 07/01/17	225	248,402
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/17 (NPFGC-FGIC)	230	222,095
5.20%, 06/15/17 (NPFGC)	100	110,316
Series A
5.50%, 06/15/17 (NPFGC-FGIC)	90	99,938
Regional Transportation Authority RB
Series A
5.00%, 07/01/17	150	165,602
5.75%, 06/01/17 (AGM)	125	139,843
6.00%, 07/01/17 (NPFGC-FGIC)	200	225,584
State of Illinois GO
5.00%, 06/01/17	75	81,490
5.00%, 08/01/17	475	517,275
First Series
5.50%, 08/01/17 (NPFGC)	35	38,557
Series A
5.00%, 06/01/17	850	922,131
State of Illinois RB
4.00%, 06/15/17	100	107,843
5.00%, 06/15/17	670	738,815
5.00%, 06/15/17 (ETM)	5	5,525
Second Series
5.50%, 06/15/17 (NPFGC-FGIC)	320	356,086
Series B
4.50%, 06/15/17	100	109,057

		4,099,625
INDIANA — 0.23%
Indiana University RB
Series A
2.00%, 06/01/17	100	103,154
Series V-1
3.00%, 08/01/17	225	238,124

		341,278
IOWA — 0.51%
Iowa Finance Authority RB
4.25%, 08/01/17	250	272,587
Series A

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

4.00%, 08/01/17	$145	$157,174
State of Iowa RB
4.00%, 06/15/17	150	162,068
Series A
5.00%, 06/01/17	150	165,498

		757,327
KANSAS — 0.29%
Johnson County Water District No. 1 RB
4.50%, 06/01/17	400	436,072

		436,072
KENTUCKY — 1.39%
Kentucky Asset Liability Commission RB
5.00%, 09/01/17	400	443,328
Kentucky Public Transportation Infrastructure Authority RB
5.00%, 07/01/17	1,000	1,094,350
Series A
3.00%, 07/01/17	50	52,260
Kentucky State Property & Building Commission RB Series A
5.00%, 08/01/17	150	165,951
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/17	275	303,966

		2,059,855
LOUISIANA — 0.49%
Louisiana Public Facilities Authority RB
4.00%, 06/01/17 (AMBAC)	165	177,982
State of Louisiana GO Series C
5.00%, 07/15/17	365	404,351
State of Louisiana RB Series A
4.00%, 06/15/17	140	151,263

		733,596
MAINE — 0.37%
Maine Turnpike Authority RB
5.00%, 07/01/17 (AGM)	100	110,612
State of Maine GO
5.00%, 06/01/17	400	441,432

		552,044
MARYLAND — 4.90%
City of Baltimore MD RB Series D
5.00%, 07/01/17 (AMBAC)	150	165,720
County of Baltimore MD GO
5.00%, 08/01/17	285	316,367
County of Frederick MD GO
4.00%, 06/01/17	50	53,962
5.00%, 06/01/18 (PR 06/01/17)	100	110,510
Series B
4.00%, 08/01/17	100	108,343

Security	Principal (000s)	Value

County of Howard MD GO Series B
5.00%, 08/15/17	$365	$405,562
County of Montgomery MD GO
5.00%, 07/01/17	200	221,434
Series A
5.00%, 07/01/17	100	110,717
5.00%, 08/01/17	200	222,012
County of Prince George’s MD GOL
Series A
5.00%, 07/15/22 (PR 07/15/17)	350	388,759
Series B
5.00%, 07/15/17	200	221,706
Series C
5.00%, 08/01/17	200	222,012
Maryland State Transportation Authority RB
5.00%, 07/01/17	225	248,936
Series A
4.00%, 07/01/17	380	411,023
5.00%, 07/01/17	100	110,638
State of Maryland Department of Transportation RB
5.00%, 06/15/17	150	165,869
Second Series
5.00%, 06/01/17	100	110,417
State of Maryland GO
5.00%, 08/15/23 (PR 08/15/17)	250	277,970
Second Series
5.00%, 07/15/17	250	277,132
5.00%, 08/01/17	410	455,125
Second Series A
3.00%, 08/15/17	100	105,953
Second Series B
5.00%, 08/01/17	475	527,278
5.25%, 08/15/17	360	402,440
Series B
4.50%, 08/01/17	250	274,320
5.00%, 08/01/17	450	499,527
Washington Suburban Sanitary Commission GO
5.00%, 06/01/17	375	414,064
Series A
5.00%, 06/01/17	400	441,668

		7,269,464
MASSACHUSETTS — 5.50%
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/17	100	108,507
Series C
5.25%, 08/01/17	395	440,385
Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/17	300	324,894
5.00%, 08/01/17	400	443,408
Series B
3.00%, 07/01/17	100	105,613
5.00%, 06/01/17	210	231,538
5.00%, 07/01/17	400	442,236
5.00%, 08/01/17	100	110,852
Series D
5.50%, 08/01/17	215	241,077
Massachusetts Bay Transportation Authority RB
Series B

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

5.00%, 07/01/17	$175	$193,755
5.25%, 07/01/17	385	428,644
Series C
5.50%, 07/01/17 (ETM)	5	5,602
5.50%, 07/01/17	805	901,396
Series D
5.00%, 07/01/17 (ETM)	500	553,980
Massachusetts Clean Water Trust (The) RB
Series 12
5.25%, 08/01/17	500	558,225
Series 14
3.50%, 08/01/17	100	107,172
5.00%, 08/01/17	100	111,006
Series A
5.25%, 08/01/17	485	541,478
Massachusetts Health & Educational Facilities Authority RB
5.38%, 07/01/17	450	502,641
Massachusetts Municipal Wholesale Electric Co RB
5.00%, 07/01/17	100	110,270
Massachusetts Port Authority RB
Series B
4.50%, 07/01/17 (AGM)	100	109,114
Series D
5.00%, 07/01/17 (AGM)	120	132,419
Massachusetts School Building Authority RB Series B
4.00%, 08/15/17	785	851,662
Massachusetts Water Resources Authority RB Series J
5.25%, 08/01/17 (AGM)	540	602,834

		8,158,708
MICHIGAN — 0.42%
Michigan Finance Authority RB Series A
5.00%, 07/01/17	460	508,691
Michigan State University RB Series A
4.00%, 08/15/17	100	108,274

		616,965
MINNESOTA — 1.64%
State of Minnesota GO
5.00%, 08/01/17 (ETM)	5	5,556
5.00%, 08/01/17	405	449,352
Series A
5.00%, 06/01/17	100	110,366
5.00%, 08/01/17	150	166,427
Series B
5.00%, 08/01/17	275	305,115
Series C
5.00%, 08/01/17	185	205,259
Series D
3.00%, 08/01/17	200	211,682
4.00%, 08/01/17	100	108,396
5.00%, 08/01/17	415	460,447
Series F
4.00%, 08/01/17	375	406,485

		2,429,085

Security	Principal (000s)	Value

MISSISSIPPI — 0.07%
Mississippi Development Bank RB Series C
5.00%, 08/01/17	$100	$109,851

		109,851
MISSOURI — 0.30%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/17	250	276,857
Series B
5.00%, 07/01/17	150	166,115

		442,972
MONTANA — 0.15%
Montana Department of Transportation RB
4.00%, 06/01/17	200	215,736

		215,736
NEBRASKA — 0.19%
City of Omaha NE GO
5.00%, 06/01/17	250	275,535

		275,535
NEVADA — 2.09%
Clark County School District GOL
Series B
4.50%, 06/15/17 (AMBAC)	450	489,834
Series C
5.00%, 06/15/17	115	126,575
County of Clark Department of Aviation RB Series D
5.00%, 07/01/17	450	496,215
County of Clark NV RB
5.00%, 07/01/17 (AMBAC)	250	275,807
Series B
3.00%, 07/01/17	150	157,923
State of Nevada GOL Series D
5.00%, 06/01/17	425	468,588
State of Nevada RB
5.00%, 06/01/17	780	860,395
Washoe County School District/NV GOL
Series A
4.13%, 06/01/17	110	118,819
Series F
3.00%, 06/01/17	100	105,329

		3,099,485
NEW HAMPSHIRE — 0.73%
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/17	475	527,521
State of New Hampshire GO
Series A
5.00%, 07/01/17	200	221,328
Series B
4.00%, 06/01/17	100	107,973

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

5.00%, 06/01/17	$200	$220,732

		1,077,554
NEW JERSEY — 2.68%
Camden County Municipal Utilities Authority RB
5.25%, 07/15/17 (GTD)	100	110,605
New Jersey Building Authority RB
Series A
3.00%, 06/15/17	115	120,195
5.00%, 06/15/17	250	273,367
New Jersey Economic Development Authority RB
5.00%, 06/15/17	150	163,251
Series GG
5.00%, 09/01/17 (SAP)	40	43,954
New Jersey Educational Facilities Authority RB Series F
4.50%, 07/01/17	250	273,700
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/17	315	348,450
Series AA
5.00%, 06/15/17	370	404,380
State of New Jersey GO
5.00%, 06/01/17	215	235,599
5.00%, 08/01/17	100	110,125
5.00%, 06/01/23 (PR 06/01/17)	160	176,933
5.00%, 06/01/25 (PR 06/01/17)	150	165,874
5.00%, 06/01/26 (PR 06/01/17)	100	110,583
5.00%, 06/01/27 (PR 06/01/17)	295	326,220
Series H
5.25%, 07/01/17	125	138,084
Series L
5.25%, 07/15/17 (AMBAC)	380	420,299
Series N
5.50%, 07/15/17 (NPFGC-FGIC)	400	445,984
Series Q
5.00%, 08/15/17	100	110,252

		3,977,855
NEW MEXICO — 1.65%
Albuquerque Municipal School District No. 12 GO Series A
4.00%, 08/01/17 (SAW)	225	243,873
City of Albuquerque NM GO Series A
4.00%, 07/01/17	100	108,216
City of Albuquerque NM RB Series B
5.00%, 07/01/17	150	165,957
New Mexico Finance Authority RB
4.50%, 06/01/17	100	109,136
Series B
5.00%, 06/15/17	600	663,036
Santa Fe Public School District GO
5.00%, 08/01/17 (SAW)	250	277,220
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/17	100	110,638
Series A
5.00%, 07/01/17	700	774,466

		2,452,542

Security	Principal (000s)	Value

NEW YORK — 10.24%
City of Albany NY GOL Series A
2.00%, 07/01/17	$100	$101,989
City of New York NY GO
Series 1
5.00%, 08/01/17	50	55,372
Series A
3.00%, 08/01/17	100	105,639
5.00%, 08/01/17	250	276,857
Series A-1
4.00%, 08/01/17	115	124,420
4.00%, 08/15/17	250	270,720
4.20%, 08/01/17	210	228,272
5.00%, 08/01/17	825	913,630
Series B
4.00%, 08/01/17	100	108,191
5.00%, 08/01/17	590	653,384
Series C
3.00%, 08/01/17	100	105,639
4.00%, 08/01/17	250	270,477
5.00%, 08/01/17	835	924,705
5.25%, 08/01/17	100	111,381
Series E
4.00%, 08/01/17	335	362,440
5.00%, 08/01/17	805	891,481
Series G
4.00%, 08/01/17	375	405,716
5.00%, 08/01/17	100	110,743
Series H
4.00%, 08/01/17	200	216,382
Series I
5.00%, 08/01/17	450	498,343
Series I-1
4.00%, 08/01/17	120	129,829
5.00%, 08/01/17	450	498,343
Series J-1
5.00%, 08/01/17	585	647,847
Metropolitan Transportation Authority RB Series A
5.50%, 07/01/17 (SAP)	345	385,420
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/17 (SAW)	325	350,993
4.50%, 07/15/17 (SAW)	275	300,443
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/17 (ETM)	20	22,238
5.00%, 08/01/17	80	88,826
Series A-3
4.00%, 08/01/17	335	363,009
New York City Trust for Cultural Resources RB Series D
4.00%, 08/01/17	250	270,790
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/17	390	431,808
Series EE
3.00%, 06/15/17	100	105,541
5.00%, 06/15/17	155	171,616
Series FF-1
4.00%, 06/15/17	215	231,753
Series GG

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

4.00%, 06/15/17	$100	$107,792
5.00%, 06/15/17	100	110,529
New York State Dormitory Authority RB
3.00%, 07/01/17	100	105,333
4.75%, 07/01/17	100	109,575
5.00%, 07/01/17	740	816,716
Series A
3.10%, 07/01/17	200	211,618
5.00%, 07/01/17	175	193,156
6.00%, 07/01/17 (NPFGC)	100	112,952
Series B
5.00%, 07/01/17 (AGM)	105	115,811
Series D
3.00%, 06/15/17	120	126,679
5.00%, 06/15/17	540	596,716
New York State Environmental Facilities Corp. RB
5.00%, 06/15/17	375	415,260
5.50%, 06/15/17	175	195,920
Series A
5.00%, 06/15/17	305	337,745
5.00%, 08/15/17	225	250,502
Series B
5.00%, 06/15/17	150	166,104
Series C
5.00%, 06/15/17	230	254,693
Port Authority of New York & New Jersey RB
5.00%, 08/15/17 (AGM)	100	111,168
Series 163
2.50%, 07/15/17 (GOI)	50	52,110
Series 180
3.00%, 06/01/17	50	52,749

		15,177,365
NORTH CAROLINA — 1.57%
City of Charlotte NC GO
5.00%, 08/01/17	645	715,989
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/17	100	110,612
Series B
5.00%, 07/01/17	125	138,265
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/17	175	194,084
County of Guilford NC GO Series A
5.00%, 08/01/17	100	111,006
County of Mecklenburg NC GO
Series A
4.00%, 08/01/17	100	108,450
5.00%, 08/01/17	235	260,864
State of North Carolina GO Series B
5.00%, 06/01/17	620	684,585

		2,323,855
OHIO — 2.31%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/17	575	639,055
Series A
5.00%, 07/01/17	115	127,295

Security	Principal (000s)	Value

Ohio State University (The) RB Series A
4.00%, 06/01/17	$100	$107,939
Ohio State Water Development Authority RB
5.00%, 06/01/17	680	750,781
State of Ohio GO
Series B
5.00%, 08/01/17	480	532,526
Series C
5.00%, 08/01/17	675	748,563
State of Ohio RB
Series 2007-1
5.00%, 06/15/17 (AGM)	100	110,273
5.50%, 06/15/17 (AGM)	100	111,487
Series 2008-1
5.00%, 06/15/17	270	297,737

		3,425,656
OKLAHOMA — 1.13%
Grand River Dam Authority RB
Series A
4.00%, 06/01/17	100	107,814
5.00%, 06/01/17 (BHAC)	150	165,461
Oklahoma Capital Improvement Authority RB
4.00%, 07/01/17	245	264,240
Series A
3.25%, 07/01/17	100	106,232
Oklahoma County Independent School District No. 12 Edmond GO
2.50%, 08/01/17	65	67,944
Oklahoma County Independent School District No. 89 Oklahoma City GO
3.00%, 07/01/17	100	105,282
Oklahoma Department of Transportation RB
5.00%, 09/01/17	100	110,963
State of Oklahoma GO
Series A
4.00%, 07/15/17	125	135,436
5.00%, 07/15/17	360	399,103
Tulsa County Independent School District No. 1 Tulsa GO Series B
2.00%, 08/01/17	200	206,348

		1,668,823
OREGON — 0.79%
City of Portland OR Sewer System Revenue RB Series A
5.00%, 06/15/17	200	221,054
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17 (AGM,GTD)	190	209,903
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17 (GTD)	100	108,045
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17 (AGM,GTD)	100	110,979
Portland Community College District GO
5.00%, 06/15/17	275	303,806
State of Oregon GO Series A
5.00%, 08/01/17	200	221,902

		1,175,689

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

PENNSYLVANIA — 4.67%
City of Philadelphia PA GO Series A
5.25%, 08/01/17 (AGM)	$150	$166,222
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/17 (AGM)	175	192,974
Commonwealth of Pennsylvania GO
5.00%, 07/01/17	75	82,860
Second Series
5.00%, 08/01/20 (PR 08/01/17)	175	194,238
Series T
5.00%, 07/01/17	450	497,160
Third Series
5.00%, 07/15/17	600	663,726
5.38%, 07/01/17	500	557,035
5.38%, 07/01/17 (AGM)	920	1,024,944
County of Bucks PA GO
5.00%, 06/01/17	150	165,614
Delaware County Authority RB
5.00%, 08/01/17	150	166,195
Delaware Valley Regional Finance Authority RB
5.75%, 07/01/17	450	497,925
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/17	1,105	1,223,136
Pennsylvania Higher Educational Facilities Authority RB
3.50%, 08/01/17	150	158,990
5.00%, 08/01/17	195	215,260
5.00%, 09/01/17	125	139,126
Series AN
5.00%, 06/15/17	125	137,743
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17	560	618,397
Pennsylvania State University RB Series B
5.25%, 08/15/17	100	111,594
Pennsylvania Turnpike Commission RB Series A
5.00%, 06/01/17 (AGM)	100	109,825

		6,922,964
SOUTH CAROLINA — 0.45%
County of Charleston SC GO Series A
5.50%, 08/01/17	100	112,284
North Charleston Sewer District RB
4.00%, 07/01/17	100	107,827
State of South Carolina GO
Series A
5.00%, 06/01/17	200	220,834
5.00%, 07/01/17 (SAW)	200	221,434

		662,379
SOUTH DAKOTA — 0.15%
South Dakota State Building Authority RB
5.00%, 06/01/17 (ETM) (AGM)	85	93,869

Security	Principal (000s)	Value

5.00%, 06/01/17 (AGM)	$115	$126,565

		220,434
TENNESSEE — 1.31%
City of Johnson City TN GO
4.00%, 06/01/17	100	107,810
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/17	100	108,242
5.00%, 07/01/17	525	581,264
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/17	250	276,398
Metropolitan Nashville Airport Authority RB Series A
4.13%, 07/01/17 (AGM)	100	107,542
State of Tennessee GO Series A
4.00%, 08/01/17	695	753,727

		1,934,983
TEXAS — 6.52%
Austin Independent School District GO
4.00%, 08/01/17	250	271,102
5.00%, 08/01/17 (PSF)	215	238,362
City of Arlington TX GOL Series A
4.00%, 08/15/17	115	124,703
City of Carrollton TX GOL
4.00%, 08/15/17	200	216,048
City of Dallas TX RB
5.00%, 08/15/17 (AGM)	100	109,699
City of El Paso TX GOL
5.00%, 08/15/17	100	110,843
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/17 (NPFGC-FGIC)	175	192,469
City of San Antonio TX GOL
5.00%, 08/01/17	290	321,891
Clear Creek Independent School District GO Series B
3.00%, 02/15/35 (MT 08/14/17)	100	105,393
Corpus Christi Independent School District GO
5.00%, 08/15/17	165	183,198
County of Bexar TX GOL
5.00%, 06/15/17	50	55,176
County of Harris TX GOL Series C
5.00%, 08/15/17	295	327,701
County of Harris TX RB Series A
5.00%, 08/15/17 (NPFGC)	355	393,468
County of Tarrant TX GOL
4.00%, 07/15/17	250	270,805
5.00%, 07/15/17	200	221,670
Del Mar College District GOL
5.00%, 08/15/17	100	111,286
Denton Independent School District GO
4.50%, 08/15/17	125	137,004
El Paso Independent School District GO
5.00%, 08/15/17 (PSF)	200	222,004

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Houston Independent School District GOL Series A
5.00%, 08/15/17 (PSF)	$300	$333,066
Keller Independent School District/TX GO
1.50%, 08/15/17 (PSF)	100	101,950
Klein Independent School District GO
Series A
4.00%, 08/01/17	250	270,567
5.00%, 08/01/17 (PSF)	100	110,866
Leander Independent School District GO Series A
0.00%, 08/15/17 (PSF)	50	48,968
Lone Star College System GOL Series A
5.00%, 08/15/17	100	110,636
Magnolia Independent School District/TX GO
5.00%, 08/15/17 (PSF)	100	111,002
Mesquite Independent School District GO
4.25%, 08/15/17 (PSF)	230	250,879
North East Independent School District/TX GO
5.00%, 08/01/17 (PSF)	120	133,039
Series A
5.00%, 08/01/17 (PSF)	250	277,165
Northside Independent School District GO
4.00%, 08/15/17 (PSF)	150	162,645
Permanent University Fund RB
5.00%, 07/01/17	400	442,868
Round Rock Independent School District GO
5.00%, 08/01/17	205	227,275
5.00%, 08/01/17 (PSF)	170	188,472
Series A
4.00%, 08/01/17	125	135,390
San Antonio Independent School District/TX GO
5.00%, 08/15/17 (PSF)	290	321,964
South San Antonio Independent School District/TX GO
4.25%, 08/15/17 (PSF)	90	98,152
State of Texas GO
Series A
5.00%, 08/01/17	200	222,048
Series B
5.00%, 08/01/17	100	111,024
Series D
4.00%, 08/01/17	100	108,468
Series E
4.00%, 08/01/17	315	341,674
Texas Tech University RB Series A
5.00%, 08/15/17	200	221,948
Texas Water Development Board RB Series A
5.00%, 07/15/17	225	249,379
University of Texas System (The) RB
Series A
5.00%, 08/15/17	175	194,495
Series B
3.00%, 08/15/17	250	264,882
5.00%, 08/15/17	145	161,153
5.25%, 08/15/17	390	435,977
Series C
5.00%, 08/15/17	180	200,052
Series E
5.00%, 08/15/17	100	111,140

Security	Principal (000s)	Value

Waco Independent School District GO
4.25%, 08/15/17 (PSF)	$100	$109,058

		9,669,024
UTAH — 1.78%
Davis County School District GO
5.00%, 06/01/17 (GTD)	100	110,239
Intermountain Power Agency RB Series A
4.00%, 07/01/17	525	567,042
State of Utah GO
Series A
4.00%, 07/01/17	510	552,167
5.00%, 07/01/17	815	902,555
Series C
4.00%, 07/01/17	100	108,268
5.00%, 07/01/17	360	398,675

		2,638,946
VIRGINIA — 3.47%
City of Fairfax VA GO
2.50%, 07/15/17	100	104,365
City of Richmond VA GO Series C
5.00%, 07/15/17 (SAW)	100	110,781
City of Virginia Beach VA GO
Series A
5.00%, 06/01/17	200	220,834
Series B
5.00%, 07/15/17	175	193,993
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17	125	138,021
Series B
4.00%, 06/01/17	130	140,430
5.00%, 06/01/17	325	358,855
County of Arlington VA GO
Series C
4.00%, 08/15/17	100	108,547
Series D
5.00%, 08/01/17	200	222,012
County of Henrico VA GO
5.00%, 07/15/17	295	327,016
Virginia Beach Development Authority RB Series B
5.00%, 08/01/17	100	110,779
Virginia College Building Authority RB
5.00%, 09/01/17	750	833,910
Virginia Public Building Authority RB Series A
5.00%, 08/01/17	695	770,672
Virginia Public School Authority RB
Series A
5.00%, 08/01/17	100	110,888
Series B
5.00%, 08/01/17	280	310,487
5.00%, 08/01/17 (SAW)	150	166,332
5.25%, 08/01/17	470	524,177
Series C
5.00%, 08/01/17 (SAW)	125	138,610
Series 2010C

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

5.00%, 08/01/17 (SAW)	$230	$255,042

		5,145,751
WASHINGTON — 5.29%
Clark County School District No. 114 Evergreen GO Series B
3.00%, 06/01/17 (GTD)	150	158,097
County of King WA GOL
5.00%, 06/01/17	100	110,383
Series B
5.00%, 06/01/17	100	110,332
Energy Northwest RB
Series A
4.00%, 07/01/17	160	172,979
4.50%, 07/01/17	285	311,645
5.00%, 07/01/17	1,600	1,770,207
5.25%, 07/01/17 (NPFGC)	275	305,957
Series B
5.00%, 07/01/17	465	514,467
Series C
0.00%, 07/01/17	100	97,731
5.25%, 07/01/17 (NPFGC)	120	133,508
Series D
5.00%, 07/01/17	100	110,638
Port of Seattle WA RB
4.00%, 06/01/17	100	107,443
Series A
4.00%, 08/01/17	200	215,688
State of Washington COP
Series B
4.50%, 07/01/17	280	306,177
Series D
4.00%, 07/01/17	140	151,357
State of Washington GO
Series 2010A
5.00%, 08/01/17	125	138,679
Series B
5.00%, 07/01/17	100	110,638
5.00%, 07/01/17 (AGM)	200	221,276
Series C
0.00%, 06/01/17 (AMBAC)	100	97,892
5.00%, 06/01/17	105	115,849
5.50%, 07/01/17	205	229,344
Series R
5.00%, 07/01/17	130	143,829
Series R-2007C
5.00%, 07/01/17	575	636,168
Series R-2011B
5.00%, 07/01/17	315	348,510
Series R-2011C
5.00%, 07/01/17	945	1,045,529
Series R-2013A
5.00%, 07/01/17	165	182,553

		7,846,876
WEST VIRGINIA — 0.07%
West Virginia School Building Authority RB
5.00%, 07/01/17	100	110,165

		110,165

Security	Principal (000s)	Value

WISCONSIN — 1.51%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 2
5.00%, 06/01/17	$225	$248,247
Series 4
4.00%, 06/01/17	250	269,847
State of Wisconsin RB
Series 1
4.00%, 07/01/17	325	351,195
5.00%, 07/01/17	100	110,533
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/17 (NPFGC-FGIC)	195	215,641
Series 2
4.00%, 07/01/17	425	459,476
Wisconsin Public Power Inc. RB Series A
5.00%, 07/01/17 (AGM)	385	424,744
WPPI Energy RB Series 2013A
4.00%, 07/01/17	150	161,857

		2,241,540

TOTAL MUNICIPAL BONDS & NOTES (Cost: $144,544,022)		146,170,427

TOTAL INVESTMENTS IN SECURITIES — 98.59% (Cost: $144,544,022)		146,170,427
Other Assets, Less Liabilities — 1.41%		2,095,505

NET ASSETS — 100.00%		$148,265,932

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

See accompanying notes to schedules of investments.

144

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.43%

ALABAMA — 0.49%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18	$100	$113,832
Alabama Public School & College Authority RB
5.00%, 09/01/18	50	57,000
State of Alabama GO
Series A
5.00%, 08/01/18	50	56,924
Series C
5.00%, 06/01/18	120	136,024

		363,780
ALASKA — 1.09%
Alaska Energy Authority RB Series Sixth
5.00%, 07/01/18	25	28,219
Borough of North Slope AK GO
Series A
4.00%, 06/30/18	100	110,042
5.50%, 06/30/18	95	109,423
City of Anchorage AK GO
Series B
5.00%, 08/01/18	100	113,790
5.00%, 09/01/18	100	114,039
State of Alaska GO
Series A
4.00%, 08/01/18	245	270,926
5.00%, 08/01/18	50	57,047

		803,486
ARIZONA — 3.61%
Arizona Board of Regents COP Series C
5.00%, 06/01/18	100	112,598
Arizona State University RB Series A
4.00%, 07/01/18	30	32,957
Arizona Transportation Board RB
5.00%, 07/01/18	120	136,291
Series A
5.00%, 07/01/18	125	141,648
City of Chandler AZ GO
3.13%, 07/01/18	30	32,112
City of Mesa AZ GO
5.00%, 07/01/18 (NPFGC-FGIC)	30	33,995
City of Mesa AZ RB
3.00%, 07/01/18	20	21,308
City of Phoenix AZ GOL Series C
4.00%, 07/01/18	60	66,023
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18	365	413,951
5.25%, 07/01/18 (NPFGC-FGIC)	150	171,650
Series A

Security	Principal (000s)	Value

5.00%, 07/01/18	$170	$191,889
City of Scottsdale AZ GOL
3.00%, 07/01/18	155	165,250
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18	50	56,733
City of Tempe AZ GO Series A
4.00%, 07/01/18	155	170,730
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/18	30	34,117
County of Pima AZ GO
4.00%, 07/01/18 (AGM)	100	109,967
County of Pima AZ RB
4.00%, 07/01/18	90	98,905
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18	110	124,812
Maricopa County Community College District GO
4.00%, 07/01/18	265	291,892
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18	25	28,431
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18	100	113,576
Yavapai County Community College District GOL
4.00%, 07/01/18	100	110,039

		2,658,874
CALIFORNIA — 14.35%
Burbank Unified School District GO Series C
0.00%, 08/01/18 (NPFGC-FGIC)	50	47,146
Cabrillo Community College District GO
5.00%, 08/01/18	100	114,163
California State Public Works Board RB
5.00%, 09/01/18	250	285,612
Series G
5.00%, 09/01/18	75	85,442
City & County of San Francisco CA GO Series A
5.00%, 06/15/18	130	148,161
City of Cupertino CA COP
2.00%, 07/01/18	50	51,821
City of Los Angeles CA Wastewater System Revenue RB Series A
5.00%, 06/01/18	210	238,917
County of Sacramento CA Airport System Revenue RB Series D
3.90%, 07/01/18 (AGM)	110	119,518
Desert Sands Unified School District GO
4.00%, 08/01/18	50	55,232
East Bay Municipal Utility District Water System Revenue RB
4.00%, 06/01/18	20	22,090
Series B
5.00%, 06/01/18	100	113,806
Elsinore Valley Municipal Water District COP
5.38%, 07/01/18 (NPFGC)	100	114,305
Foothill-De Anza Community College District GO Series C
5.25%, 08/01/18 (NPFGC-FGIC)	70	80,681
Grossmont Union High School District GO Series A
5.00%, 08/01/18	100	114,049

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18 (AGM)	$135	$153,865
Huntington Beach Union High School District GO
4.00%, 08/01/18	75	83,072
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18	100	113,369
Long Beach Unified School District GO Series A
5.00%, 08/01/18	40	45,590
Los Altos Elementary School District GO
3.00%, 08/01/18	100	107,418
Los Angeles Community College District/CA GO Series E-1
4.00%, 08/01/18	100	110,762
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/18	515	587,199
Series B
5.00%, 06/01/18	130	148,113
Los Angeles County Public Works Financing Authority RB Series A
5.00%, 08/01/18	100	113,608
Los Angeles Department of Water & Power RB
Series A
3.00%, 07/01/18	175	187,259
4.00%, 07/01/18	35	38,654
5.00%, 07/01/18	160	182,374
Series B
5.00%, 07/01/18	260	296,358
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18	220	250,683
Series A-1
5.50%, 07/01/18 (FGIC)	270	312,293
Series B
5.00%, 07/01/18	200	227,894
Series D
5.00%, 07/01/18	50	56,974
Series KRY
5.00%, 07/01/18	240	273,473
M-S-R Public Power Agency RB Series L
5.00%, 07/01/18 (AGM)	125	141,463
Metropolitan Water District of Southern California RB Series A
5.00%, 07/01/18	230	262,333
New Haven Unified School District GO
5.00%, 08/01/18 (AGM)	125	141,758
Northern California Power Agency RB Series A
5.00%, 07/01/18	175	199,081
Pasadena Unified School District GO Series A-1
5.00%, 08/01/18	100	114,201
Riverside County Transportation Commission RB Series A
5.00%, 06/01/18	125	142,054
Sacramento Municipal Utility District RB
Series U
5.00%, 08/15/18 (AGM)	50	57,199
Series X
5.00%, 08/15/18	75	85,798

Security	Principal (000s)	Value

San Diego Community College District GO
5.00%, 08/01/18	$175	$200,641
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/18 (NPFGC-FGIC)	140	133,560
Series R-3
5.00%, 07/01/18	100	113,872
San Francisco Bay Area Rapid Transit District GO Series C
5.00%, 08/01/18	150	171,483
San Francisco Unified School District GO Series E
5.00%, 06/15/18	80	91,000
San Jose Financing Authority RB Series A
5.00%, 06/01/18	100	113,384
San Juan Unified School District GO
5.00%, 08/01/18	75	85,481
Santa Monica Community College District GO Series A
4.00%, 08/01/18	100	110,725
Southern California Public Power Authority RB
5.00%, 07/01/18	370	421,877
Series A
3.50%, 07/01/18	100	108,866
State of California GO
4.50%, 08/01/18	145	162,707
5.00%, 09/01/18	570	650,974
Series A
4.40%, 07/01/18	220	246,666
5.00%, 07/01/18	1,675	1,912,347
Series B
5.00%, 09/01/18	25	28,552

		10,575,923
COLORADO — 0.54%
City & County of Denver CO GO
5.25%, 08/01/18	45	51,737
Series A
5.00%, 08/01/18	115	131,208
Regional Transportation District COP Series A
5.00%, 06/01/18	100	112,318
University of Colorado RB
5.00%, 06/01/18	90	101,953

		397,216
CONNECTICUT — 2.18%
City of Bristol CT GO
4.00%, 07/15/18	60	65,787
City of Stamford CT GO
5.00%, 08/15/18	100	114,214
State of Connecticut GO
Series B
5.25%, 06/01/18 (AMBAC)	240	273,754
Series C
5.00%, 06/01/18	170	192,486
5.00%, 06/15/18	250	283,347
State of Connecticut RB Series A
5.00%, 06/01/18	150	170,274

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

State of Connecticut Special Tax Revenue ST Series B
5.25%, 07/01/18 (AMBAC)	$100	$114,322
Town of Watertown CT GO Series B
5.00%, 07/01/18	150	170,032
Town of West Hartford CT GO Series A
5.00%, 07/01/18	100	114,058
University of Connecticut RB Series A
4.00%, 08/15/18	100	110,242

		1,608,516
DELAWARE — 1.09%
County of New Castle DE GO Series B
4.00%, 07/15/18	135	149,208
Delaware Transportation Authority RB
5.00%, 07/01/18	40	45,504
Series A
5.00%, 07/01/18	285	324,219
State of Delaware GO
5.00%, 07/01/18	250	284,680

		803,611
DISTRICT OF COLUMBIA — 0.52%
District of Columbia GO
Series A
5.00%, 06/01/18	125	141,601
Series B
5.25%, 06/01/18 (AMBAC)	210	239,648

		381,249
FLORIDA — 4.60%
County of Hillsborough FL RB
5.00%, 08/01/18	30	34,075
County of Miami-Dade FL RB
5.25%, 08/01/18 (NPFGC-FGIC)	50	56,820
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
5.00%, 07/01/18	145	163,724
County of Palm Beach FL RB
5.00%, 06/01/18	200	226,490
Florida Department of Environmental Protection RB Series B
5.25%, 07/01/18	360	410,760
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18	125	137,413
5.00%, 07/01/18	310	351,400
Hillsborough County School Board COP
5.50%, 07/01/18	100	114,399
Miami-Dade County Expressway Authority RB Series A
5.00%, 07/01/18	75	84,630
Miami-Dade County School Board Foundation Inc. COP Series A
5.00%, 08/01/18 (AMBAC)	50	56,540

Security	Principal (000s)	Value

Palm Beach County School District COP Series 2012C
5.00%, 08/01/18	$100	$113,262
State of Florida GO
5.00%, 07/01/18	100	113,576
Series A
5.00%, 06/01/18	500	566,764
Series B
5.00%, 06/01/18	175	198,368
Series D
5.00%, 06/01/18	100	113,353
Series E
5.00%, 06/01/18	70	79,347
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18	405	452,004
5.00%, 07/01/18	100	113,318

		3,386,243
GEORGIA — 2.51%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/18	50	56,060
Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18	40	45,118
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/18	210	236,983
5.00%, 06/01/18 (AGM)	200	225,698
Metropolitan Atlanta Rapid Transit Authority
5.00%, 07/01/18	35	39,648
Metropolitan Atlanta Rapid Transit Authority RB Series A
5.00%, 07/01/18	35	39,648
Series B
4.00%, 07/01/18	50	54,839
State of Georgia GO
Series A
5.00%, 07/01/18	275	313,046
Series B
4.25%, 08/01/18	150	167,190
5.00%, 07/01/18	100	113,835
Series E-2
4.00%, 09/01/18	125	138,447
Series I
5.00%, 07/01/18	405	461,032

		1,851,896
HAWAII — 2.56%
City & County of Honolulu HI GO
4.00%, 08/01/18	50	55,115
Series B
5.00%, 08/01/18	150	170,601
City & County of Honolulu HI Wastewater System Revenue RB
3.00%, 07/01/18	180	191,903
Series 2009A
5.00%, 07/01/18	80	90,242
Series A
5.00%, 07/01/18	100	113,465
County of Maui HI GO
5.00%, 06/01/18	150	170,193
State of Hawaii GO

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

5.00%, 06/01/18	$160	$181,539
Series DO
5.00%, 08/01/18	200	227,696
Series DQ
5.00%, 06/01/18 (ETM)	500	567,700
State of Hawaii RB Series B
5.25%, 07/01/18 (AGM)	100	114,433

		1,882,887
ILLINOIS — 2.32%
Du Page Cook & Will Counties Community College District No. 502 GO Series A
5.00%, 06/01/18	50	56,479
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18 (NPFGC-FGIC)	105	100,103
Regional Transportation Authority RB
5.75%, 06/01/18 (AGM)	50	57,708
Series B
5.50%, 06/01/18 (NPFGC)	160	183,445
State of Illinois GO
0.00%, 08/01/18	100	91,979
4.00%, 07/01/18	220	235,805
5.00%, 08/01/18	185	204,780
First Series
5.50%, 08/01/18 (NPFGC)	135	151,762
State of Illinois RB
3.00%, 06/15/18	150	159,592
5.00%, 06/15/18	130	147,104
Series B
5.00%, 06/15/18	285	322,497

		1,711,254
INDIANA — 0.44%
Indiana University RB Series 2008A
5.00%, 06/01/18	100	113,353
Purdue University RB Series Y
5.00%, 07/01/18	185	210,321

		323,674
IOWA — 0.60%
Iowa City Community School District GO Series B
3.00%, 06/01/18	135	143,842
Iowa Finance Authority RB
4.50%, 08/01/18	80	89,810
5.00%, 08/01/18	135	153,925
Series A
5.00%, 08/01/18	50	57,009

		444,586
KANSAS — 0.26%
Kansas Turnpike Authority RB Series A
5.00%, 09/01/18	165	188,102

		188,102

Security	Principal (000s)	Value

KENTUCKY — 0.42%
Kentucky State Property & Building Commission RB Series A
5.00%, 08/01/18	$75	$84,838
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/18	200	226,782

		311,620
LOUISIANA — 0.31%
State of Louisiana GO Series A
5.00%, 08/01/18	200	227,530

		227,530
MAINE — 0.06%
Maine Turnpike Authority RB
5.00%, 07/01/18 (AGM)	40	45,401

		45,401
MARYLAND — 4.78%
City of Frederick MD GO
5.00%, 09/01/18	175	199,841
County of Baltimore MD GO
5.00%, 08/01/18	250	285,235
County of Frederick MD GO
4.00%, 08/01/18	25	27,608
County of Harford MD GO
5.00%, 07/01/18	50	56,844
County of Howard MD GO
Series A
5.00%, 08/15/18	100	114,138
Series B
5.00%, 08/15/18	150	171,207
County of Montgomery MD GO
Series A
5.00%, 07/01/18	100	113,835
5.00%, 08/01/18	100	114,094
County of Montgomery MD GOL Series A
5.00%, 08/01/18	150	171,141
Maryland State Transportation Authority RB
5.00%, 07/01/18	210	238,432
Series A
4.00%, 07/01/18	100	110,112
5.00%, 07/01/18	75	85,154
State of Maryland GO
4.00%, 08/15/18	485	536,730
5.25%, 08/15/18	135	155,388
Second Series
5.00%, 07/15/18	270	307,684
Series A
5.00%, 08/01/18	200	228,188
Series B
5.00%, 08/01/18	150	171,141
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18	180	204,458
Series 2009A
4.00%, 06/01/18	110	121,258

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Series 2010A
4.00%, 06/01/18	$100	$110,234

		3,522,722
MASSACHUSETTS — 4.75%
Commonwealth of Massachusetts GOL
5.00%, 06/01/18	100	113,281
Series A
3.70%, 08/01/18	100	109,245
5.00%, 08/01/18	125	142,254
Series B
4.00%, 06/01/18	240	263,839
4.00%, 07/01/18	25	27,528
5.00%, 08/01/18	425	483,663
Series D
5.50%, 08/01/18	160	184,891
5.50%, 08/01/18 (NPFGC)	100	115,557
Massachusetts Bay Transportation Authority RB
Series A
4.00%, 07/01/18	100	110,329
5.00%, 07/01/24 (PR 07/01/18)	100	113,872
5.25%, 07/01/18	275	315,202
Series B
5.00%, 07/01/18	270	307,155
5.25%, 07/01/18	105	120,350
Series D
5.00%, 07/01/18	120	136,513
Massachusetts Clean Water Trust (The) RB
Series 12B
5.00%, 08/01/18	185	211,074
Series 15A
5.00%, 08/01/18	455	519,128
Massachusetts Water Resources Authority RB
5.00%, 08/01/18	200	227,922

		3,501,803
MICHIGAN — 0.81%
Michigan Finance Authority RB Series A
5.00%, 07/01/18	525	595,691

		595,691
MINNESOTA — 1.57%
Metropolitan Council GO Series D
5.00%, 09/01/18	25	28,587
State of Minnesota GO
5.00%, 08/01/18	195	222,335
Series A
5.00%, 08/01/18	350	399,063
Series B
5.00%, 08/01/18	125	142,523
Series F
4.00%, 08/01/18	300	331,521
University of Minnesota RB
5.00%, 08/01/18	30	34,120

		1,158,149

Security	Principal (000s)	Value

MISSOURI — 0.23%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18	$75	$85,404
Series A
5.00%, 07/01/18	75	85,404

		170,808
MONTANA — 0.23%
Montana Department of Transportation RB
5.00%, 06/01/18	150	169,895

		169,895
NEBRASKA — 0.15%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18	100	109,964

		109,964
NEVADA — 1.02%
Clark County School District GOL Series A
5.00%, 06/15/18	55	62,040
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18	250	282,557
Series D
5.00%, 07/01/18	50	56,549
County of Clark NV RB Series A
5.25%, 07/01/18	55	62,551
State of Nevada GOL
5.00%, 06/01/18	25	28,302
5.00%, 08/01/18	180	204,653
Washoe County School District/NV GOL Series F
5.00%, 06/01/18	50	56,560

		753,212
NEW HAMPSHIRE — 0.55%
New Hampshire Municipal Bond Bank RB Series C
5.50%, 08/15/18	165	190,854
State of New Hampshire GO
Series A
5.00%, 07/01/18	110	125,137
Series B
4.00%, 06/01/18	45	49,573
State of New Hampshire RB
5.00%, 09/01/18	35	39,765

		405,329
NEW JERSEY — 3.32%
New Jersey Building Authority RB Series A
5.00%, 06/15/18	150	166,711
New Jersey Economic Development Authority RB
5.00%, 06/15/18	250	279,142
Series A

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

0.00%, 07/01/18 (NPFGC)	$55	$50,945
Series EE
5.00%, 09/01/18	195	218,314
Series PP
5.00%, 06/15/18	100	111,459
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18 (SAP)	115	127,576
Series J
5.00%, 07/01/18	50	56,918
Series K
4.25%, 07/01/18	100	111,260
New Jersey Environmental Infrastructure Trust RB Series A
4.00%, 09/01/18 (GTD)	75	83,012
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18	400	442,988
5.75%, 06/15/18	50	56,698
Series B
5.00%, 06/15/18	75	83,380
State of New Jersey GO
5.00%, 06/01/18	170	191,214
Series H
5.25%, 07/01/18	145	164,642
Series L
5.25%, 07/15/18 (AMBAC)	50	56,831
Series M
5.50%, 07/15/18 (AMBAC)	165	188,963
Series Q
5.00%, 08/15/18	50	56,511

		2,446,564
NEW MEXICO — 1.86%
Albuquerque Municipal School District No. 12 GO Series A
3.00%, 08/01/18 (SAW)	100	106,723
City of Albuquerque NM GO Series A
4.00%, 07/01/18	50	55,129
City of Santa Fe NM RB Series A
4.00%, 06/01/18	35	38,427
County of Santa Fe NM GO
4.00%, 07/01/18	100	110,257
Series A
3.00%, 07/01/18	75	80,120
New Mexico Finance Authority RB
4.00%, 06/01/18	60	66,002
5.00%, 06/15/18	300	340,893
Series E
4.00%, 06/01/18	80	88,003
Santa Fe Public School District GO
4.00%, 08/01/18 (SAW)	150	165,343
State of New Mexico Severance Tax Permanent Fund RB Series A
5.00%, 07/01/18	280	318,013

		1,368,910
NEW YORK — 9.57%
City of New York NY GO
5.00%, 08/01/18	250	284,082

Security	Principal (000s)	Value

Series 1
5.00%, 08/01/18	$135	$153,405
Series B
5.00%, 08/01/18	245	278,400
Series C
4.00%, 08/01/18	185	203,739
5.00%, 08/01/18	320	363,626
5.25%, 08/01/18	70	80,156
Series D
5.00%, 08/01/18	45	51,135
Series E
4.00%, 08/01/18	230	253,296
5.00%, 08/01/18	80	90,906
Series F
5.00%, 08/01/18	50	56,817
Series G
5.00%, 08/01/18	500	568,165
Series I
5.00%, 08/01/18	430	488,622
Series I-1
5.00%, 08/01/18	355	403,397
Series J
5.00%, 08/01/18	50	56,817
County of Onondaga NY GO Series A
5.00%, 06/15/18	125	142,126
County of Orange NY GO Series A
5.00%, 07/15/18	25	28,469
County of Westchester NY GO
5.00%, 07/01/18	100	113,835
County of Westchester NY GOL
4.00%, 07/01/18	20	22,073
Metropolitan Transportation Authority RB Series A
5.75%, 07/01/18 (SAP)	130	150,457
New York City Transitional Finance Authority Building Aid Revenue RB Series S-1
5.00%, 07/15/18 (SAW)	380	431,026
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18	100	114,081
Series A-3
5.00%, 08/01/18	85	96,937
New York City Water & Sewer System RB
5.00%, 06/15/18	50	56,959
Series C
5.25%, 06/15/18	115	131,981
Series D
0.00%, 06/15/18	60	58,054
Series FF
5.00%, 06/15/18	115	130,672
Series FF-1
3.25%, 06/15/18	100	107,449
5.00%, 06/15/18	105	119,309
New York State Dormitory Authority RB
4.00%, 07/01/18	30	32,871
5.00%, 07/01/18	165	186,690
5.50%, 07/01/18 (NPFGC-FGIC)	140	161,302
Series A
4.00%, 07/01/18	150	165,113
4.00%, 07/01/18 (GOI)	135	148,553
5.00%, 07/01/18	100	113,318
Series D

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

5.00%, 06/15/18	$225	$255,580
Series E
5.00%, 08/15/18	125	142,600
New York State Environmental Facilities Corp. RB
Series A
5.00%, 06/15/18	150	170,935
Series B
5.00%, 06/15/18	255	290,590
5.00%, 08/15/18	75	85,849
Port Authority of New York & New Jersey RB
5.00%, 07/15/18 (GOI)	230	261,579

		7,050,971
NORTH CAROLINA — 2.26%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18	115	130,838
City of Charlotte NC Airport Revenue RB
5.00%, 07/01/18	25	28,210
City of Charlotte NC GO
Series A
5.00%, 07/01/18	80	91,068
Series C
5.00%, 06/01/18	130	147,664
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18	150	170,530
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18	110	125,530
County of Forsyth NC GO
5.00%, 07/01/18	80	91,068
County of Guilford NC GO Series D
4.00%, 08/01/18	50	55,291
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	75	80,303
5.00%, 08/01/18	25	28,524
State of North Carolina GO
Series B
5.00%, 06/01/18	200	227,176
Series D
3.00%, 06/01/18	350	374,083
Town of Cary NC GO Series A
5.00%, 06/01/18	100	113,588

		1,663,873
OHIO — 1.85%
City of Columbus OH GO Series A
4.00%, 06/01/18	245	269,899
Ohio State University (The) RB Series A
5.00%, 06/01/18	50	56,677
Ohio State Water Development Authority RB
5.00%, 06/01/18	100	113,462
Series A
5.00%, 06/01/18	100	113,462
Series B
5.00%, 06/01/18	90	102,116
State of Ohio GO
Series A

Security	Principal (000s)	Value

3.00%, 08/01/18	$100	$106,796
4.00%, 08/01/18	250	275,387
Series B
5.00%, 08/01/18	50	56,924
Series C
3.00%, 08/01/18	50	53,326
4.00%, 08/01/18	90	99,139
State of Ohio RB Series 2008-1
5.75%, 06/15/18	100	115,475

		1,362,663
OKLAHOMA — 0.79%
County of Oklahoma OK GOL Series A
3.75%, 08/01/18	50	54,658
Grand River Dam Authority RB Series A
3.00%, 06/01/18	100	106,446
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/18	250	282,815
Series B
5.00%, 07/01/18	45	51,026
State of Oklahoma GO Series A
5.00%, 07/15/18	75	85,306

		580,251
OREGON — 0.67%
City of Portland OR Sewer System Revenue RB Series A
5.00%, 06/15/18	240	272,650
Portland Community College District GO
5.00%, 06/15/18	100	113,494
State of Oregon GO Series A
4.00%, 08/01/18	95	104,911

		491,055
PENNSYLVANIA — 3.50%
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/18	100	113,054
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18	225	254,072
5.00%, 07/01/18	290	328,089
Third Series
5.38%, 07/01/18 (AGM)	520	594,963
County of Bucks PA GO
5.00%, 06/01/18	95	107,857
Delaware County Authority RB
4.00%, 08/01/18	100	110,086
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/18	655	744,650
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 06/15/18	100	113,018

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18	$135	$152,963
Pennsylvania Turnpike Commission RB Series A
5.25%, 07/15/18 (AGM)	50	56,907

		2,575,659
SOUTH CAROLINA — 0.41%
South Carolina State Ports Authority RB
5.00%, 07/01/18	100	112,400
State of South Carolina GO Series A
5.00%, 06/01/18	170	193,100

		305,500
SOUTH DAKOTA — 0.15%
South Dakota Conservancy District RB Series 2012B
4.00%, 08/01/18	100	110,284

		110,284
TENNESSEE — 0.69%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/18	230	261,055
Series D
4.00%, 07/01/18	100	110,075
State of Tennessee GO Series A
4.00%, 09/01/18	125	138,447

		509,577
TEXAS — 6.02%
City of San Antonio TX GOL
4.50%, 08/01/18	50	56,104
College Station Independent School District GO
4.00%, 08/15/18 (PSF)	50	55,328
Coppell Independent School District GO Series B
0.00%, 08/15/18	145	137,622
County of Bexar TX GOL Series A
5.00%, 06/15/18	150	170,461
County of Harris TX GO Series C
5.25%, 08/15/18 (AGM)	150	172,579
DeSoto Independent School District GO
4.00%, 08/15/18 (PSF)	140	154,918
El Paso Independent School District GO
4.00%, 08/15/18 (PSF)	150	165,321
Fort Bend Independent School District GO
5.00%, 08/15/18 (PSF)	225	256,961
Frisco Independent School District GO Series B
5.00%, 08/15/18 (PSF)	100	114,205
Grapevine-Colleyville Independent School District GO Series B
5.00%, 08/15/18	130	148,017
Hays Consolidated Independent School District GO
5.00%, 08/15/18 (PSF)	120	137,046

Security	Principal (000s)	Value

Keller Independent School District/TX GO Series A
0.00%, 08/15/18 (PSF)	$25	$24,040
Klein Independent School District GO Series A
5.00%, 08/01/18 (PSF)	150	171,130
Leander Independent School District GO
5.25%, 08/15/18 (PSF)	100	114,639
Series B
0.00%, 08/15/18	170	162,063
Lewisville Independent School District GO Series A
4.00%, 08/15/18 (PSF)	210	232,378
Mesquite Independent School District GO Series A
5.00%, 08/15/18 (PSF)	50	57,103
North East Independent School District/TX GO Series A
5.00%, 08/01/18 (PSF)	150	171,130
North Texas Municipal Water District RB
4.00%, 06/01/18	150	164,686
4.00%, 09/01/18	100	110,416
Northside Independent School District GO
4.00%, 08/15/18 (PSF)	60	66,394
Permanent University Fund RB
5.00%, 07/01/18	150	170,641
Round Rock Independent School District GO
5.00%, 08/01/18	80	91,270
Spring Independent School District GO
3.50%, 08/15/18 (PSF)	100	108,882
State of Texas GO
4.00%, 08/01/18	100	110,526
Series B
3.00%, 08/01/18	150	160,523
Series C
5.00%, 08/01/18	75	85,528
Texas Tech University RB Series A
5.00%, 08/15/18	200	227,490
Texas Water Development Board RB
4.00%, 07/15/18	75	82,596
University of Texas System (The) RB
Series B
4.00%, 08/15/18	200	221,180
5.25%, 08/15/18	140	161,034
Series C
5.00%, 08/15/18	150	171,207

		4,433,418
UTAH — 2.78%
County of Salt Lake UT RB Series A
5.00%, 08/15/18	100	113,974
Granite School District Board of Education GO
5.00%, 06/01/18 (GTD)	65	73,668
Intermountain Power Agency RB
Series A
4.00%, 07/01/18	285	313,198
5.00%, 07/01/18	75	84,989
State of Utah GO
Series A
4.00%, 07/01/23 (PR 07/01/18)	55	60,761

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

5.00%, 01/01/24 (PR 07/01/18)	$150	$170,920
Series C
3.00%, 07/01/18	60	64,203
5.00%, 07/01/18	820	933,751
Utah Transit Authority RB Series A
5.00%, 06/15/18 (AGM)	205	232,363

		2,047,827
VERMONT — 0.20%
State of Vermont GO Series D
4.00%, 08/15/18	130	143,914

		143,914
VIRGINIA — 3.80%
City of Alexandria VA GO
5.00%, 06/15/18 (SAW)	100	113,704
5.00%, 07/15/18	5	5,698
City of Newport News VA GO Series B
5.00%, 07/01/18	55	62,528
City of Richmond VA GO Series B
5.00%, 07/15/18	150	170,556
City of Virginia Beach VA GO Series B
5.00%, 07/15/18	200	227,914
Commonwealth of Virginia GO Series B
5.00%, 06/01/18	300	340,764
County of Arlington VA GO Series B
4.00%, 08/15/18	100	110,666
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18	75	85,468
County of Henrico VA GO Series A
5.00%, 08/01/18	100	114,094
County of Loudoun VA GO Series A
5.00%, 07/01/18	100	113,761
University of Virginia RB
5.00%, 09/01/18	125	142,840
Virginia Beach Development Authority RB Series B
5.00%, 08/01/18	50	56,735
Virginia College Building Authority RB Series B
5.00%, 09/01/18 (SAW)	100	114,078
Virginia Public Building Authority RB
Series B
5.00%, 08/01/18 (SAP)	170	193,348
Series B-1
5.00%, 08/01/18	100	113,734
Series C
5.00%, 08/01/18	100	113,734
Virginia Public School Authority RB
5.00%, 07/15/18 (SAW)	75	85,468
Series B
5.00%, 08/01/18	60	68,240

Security	Principal (000s)	Value

5.00%, 08/01/18 (SAW)	$105	$119,420
Series C
4.00%, 08/01/18 (SAW)	275	303,130
5.00%, 08/01/18	125	142,167

		2,798,047
WASHINGTON — 7.03%
City of Seattle WA Municipal Light & Power Revenue RB Series A
5.00%, 06/01/18	110	124,570
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/18	175	193,095
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18 (GTD)	100	109,756
County of King WA GOL
5.00%, 06/01/18	100	113,462
County of Pierce WA RB
5.00%, 08/01/18	100	113,501
Energy Northwest RB
5.00%, 07/01/18	145	164,685
Series A
5.00%, 07/01/18	1,255	1,425,379
5.25%, 07/01/18	480	549,279
Port of Seattle WA RB
5.00%, 06/01/18	25	28,175
State of Washington COP Series A
5.00%, 07/01/18	125	141,647
State of Washington GO
Series 2010A
5.00%, 08/01/18	115	130,925
Series 2010C
5.00%, 08/01/18	120	136,618
Series 2013A
5.00%, 08/01/18	315	358,621
Series A
5.00%, 08/01/18	265	301,697
Series B
5.00%, 08/01/18	75	85,386
Series B-2
5.00%, 08/01/18	125	142,310
Series C
5.50%, 07/01/18	115	132,583
Series D
5.00%, 07/01/18	300	340,728
Series R-2011C
5.00%, 07/01/18	150	170,364
Series R-2015
5.00%, 07/01/18	100	113,576
State of Washington RB
5.00%, 09/01/18	200	226,586
University of Washington RB Series C
5.00%, 07/01/18	65	73,824

		5,176,767
WISCONSIN — 1.49%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	150	170,030

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal or Shares (000s)	Value

Series 2
5.00%, 06/01/18	$25	$28,338
Series 5
5.00%, 06/01/18	100	113,353
Wisconsin Department of Transportation RB Series 1
5.00%, 07/01/18	470	533,286
Wisconsin Public Power Inc. RB Series A
5.00%, 07/01/18 (AGM)	225	254,218

		1,099,225

TOTAL MUNICIPAL BONDS & NOTES (Cost: $72,250,822)		72,517,926

SHORT-TERM INVESTMENTS — 1.82%

MONEY MARKET FUNDS — 1.82%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	1,345	1,344,917

		1,344,917

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,344,917)		1,344,917

TOTAL INVESTMENTS IN SECURITIES — 100.25% (Cost: $73,595,739)		73,862,843
Other Assets, Less Liabilities — (0.25)%		(185,522)

NET ASSETS — 100.00%		$73,677,321

COP   —   Certificates of Participation

ETM   —   Escrowed to Maturity

GO   —   General Obligation

GOI   —   General Obligation of the Issuer

GOL   —   General Obligation Limited

GTD   —   Guaranteed by the Commonwealth, County or State

PR   —   Prerefunded

PSF   —   Permanent School Fund

RB   —   Revenue Bond

SAP   —   Subject to Appropriations

SAW   —   State Aid Withholding

ST   —   Special Tax

Insured by:

AGM   —   Assured Guaranty Municipal Corp.

AMBAC  —   Ambac Assurance Corp.

FGIC   —   Financial Guaranty Insurance Co.

NPFGC   —   National Public Finance Guarantee Corp.

a Affiliated issuer. See Note 2.

[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

154

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.70%

ALABAMA — 0.69%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19	$110	$127,499
State of Alabama GO Series A
5.00%, 08/01/19	100	116,684

		244,183
ALASKA — 0.70%
Borough of North Slope AK GO
Series A
4.00%, 06/30/19	15	16,737
5.00%, 06/30/19	10	11,593
State of Alaska GO
Series A
4.00%, 08/01/19	175	196,426
Series B
5.00%, 08/01/19	20	23,337

		248,093
ARIZONA — 2.70%
Arizona Board of Regents COP Series B
5.00%, 06/01/19	100	114,902
Arizona Transportation Board RB
5.00%, 07/01/19	50	58,108
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	50	53,749
5.00%, 07/01/19	25	29,007
Series A
4.00%, 07/01/19	85	94,576
5.00%, 07/01/19	100	115,509
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19	40	46,259
County of Pima AZ RB
4.00%, 07/01/19	25	27,860
County of Pima AZ Sewer System Revenue RB Series B
5.00%, 07/01/19	65	75,325

Security	Principal (000s)	Value

Maricopa County Community College District GO Series D
4.00%, 07/01/19	$145	$162,193
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19 (AGM)	35	41,158
Maricopa County Unified School District No. 69 Paradise Valley GO Series D
3.50%, 07/01/19	40	43,633
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19	80	92,973

		955,252
CALIFORNIA — 15.09%
Anaheim Public Financing Authority RB
0.00%, 09/01/19 (AGM)	50	46,259
California State Public Works Board RB
Series A
5.00%, 09/01/19	100	116,285
Series D
5.00%, 09/01/19	75	87,214
Series F
4.00%, 09/01/19	25	27,946
City & County of San Francisco CA GO Series A
5.00%, 06/15/19	40	46,742
City of Los Angeles CA GO
Series A
4.00%, 09/01/19	15	16,881
5.00%, 09/01/19	20	23,412
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19	100	116,344
5.25%, 06/01/19	25	29,354
City of Santa Rosa CA Wastewater Revenue RB Series B
0.00%, 09/01/19 (AMBAC)	60	54,880

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Coast Community College District GO Series A
5.00%, 08/01/19	$60	$70,040
County of Santa Clara CA GO Series B
5.00%, 08/01/19	25	29,299
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19	55	64,118
Series B
4.00%, 06/01/19	20	22,457
5.00%, 06/01/19	20	23,316
Long Beach Unified School District GO
Series A
4.00%, 08/01/19	25	27,966
5.00%, 08/01/19	20	23,259
Los Altos Elementary School District GO
5.00%, 08/01/19	25	29,336
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/19	100	117,125
Series B
5.00%, 07/01/19	135	157,730
Series D
5.00%, 07/01/19	125	146,226
Los Angeles Department of Water & Power RB Series A
5.00%, 07/01/19	295	344,455
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19	50	53,771
5.00%, 07/01/19	20	23,291
Series F
5.00%, 07/01/19	50	58,227
Series KRY
5.00%, 07/01/19	50	58,227

Security	Principal (000s)	Value

Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/19	$40	$46,716
Series B
5.00%, 07/01/19	125	145,986
Series C
5.00%, 07/01/19	50	58,394
Orange County Transportation Authority RB
5.00%, 08/15/19	100	116,608
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	50	58,148
Port of Los Angeles RB Series A
5.00%, 08/01/19	25	29,214
Poway Unified School District GO
5.00%, 08/01/19	75	87,586
Redding Joint Powers Financing Authority RB Series A
5.00%, 06/01/19	50	58,078
Riverside County Transportation Commission RB Series A
5.00%, 06/01/19	140	162,981
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19	75	87,667
Series Y
4.00%, 08/15/19	60	67,446
San Diego Community College District GO
5.00%, 08/01/19	150	175,684
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/19	35	40,163
San Diego Public Facilities Financing Authority Water Revenue RB Series B
5.00%, 08/01/19	15	17,503

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19	$100	$92,831
Series C-2
5.50%, 07/01/19 (AGM)	70	82,979
San Francisco Bay Area Rapid Transit District RB
5.00%, 07/01/19	90	104,981
San Francisco Unified School District GO Series B
5.00%, 06/15/19	25	29,131
San Jose Financing Authority RB Series A
5.00%, 06/01/19	30	34,735
San Juan Unified School District GO
5.00%, 08/01/19	25	29,098
San Mateo County Community College District GO
4.00%, 09/01/19	25	28,219
San Mateo County Transportation Authority RB Series A
5.25%, 06/01/19 (NPFGC)	25	29,120
Santa Monica Community College District GO Series C
5.25%, 08/01/19	15	17,676
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19	65	60,513
Southern California Public Power Authority RB
5.00%, 07/01/19	30	34,965
Series A
4.00%, 07/01/19	120	134,620
5.00%, 07/01/19	160	186,480
State of California GO
3.00%, 09/01/19	50	53,874
5.00%, 09/01/19	320	373,693
Series A
4.60%, 07/01/19	90	104,093
5.00%, 07/01/19	725	851,251
5.25%, 07/01/21 (PR 07/01/19)	60	70,932

Security	Principal (000s)	Value

Ventura County Community College District GO
5.00%, 08/01/19	$25	$29,183
William S Hart Union High School District GO Series C
4.00%, 08/01/19	20	22,392

		5,337,100
COLORADO — 0.56%
City & County of Denver CO GO Series A
5.00%, 08/01/19	70	81,679
University of Colorado RB
Series A
5.00%, 06/01/19	70	81,109
Series B
5.00%, 06/01/19	30	34,760

		197,548
CONNECTICUT — 1.20%
State of Connecticut GO
Series B
5.25%, 06/01/19 (AMBAC)	110	127,895
Series C
5.00%, 07/15/19	130	150,120
Series E
5.00%, 09/01/19	25	28,961
State of Connecticut RB Series A
5.00%, 06/01/19	100	116,063

		423,039
DELAWARE — 0.41%
County of New Castle DE GO
Series A
5.00%, 07/15/19	25	29,153
Series B
5.00%, 07/15/19	25	29,153
Delaware Transportation Authority RB Series A
5.00%, 07/01/19	75	87,341

		145,647

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.56%
District of Columbia GO
Series A
5.00%, 06/01/19	$70	$81,108
Series B
5.25%, 06/01/19 (AGM-AMBAC)	100	116,939

		198,047
FLORIDA — 4.73%
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
Series A
5.00%, 07/01/19	30	34,552
5.00%, 07/01/19 (AGM)	100	115,175
Florida Department of Environmental Protection RB Series B
5.00%, 07/01/19	165	190,506
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/19	25	29,030
Florida’s Turnpike Enterprise RB Series A
5.00%, 07/01/19	185	214,386
Palm Beach County School District COP Series C
4.00%, 08/01/19	20	22,200
Sarasota County School Board COP Lease Appropriation Series B
3.00%, 07/01/19	55	58,134
State of Florida GO
5.00%, 07/01/19	120	139,460
Series A
5.00%, 06/01/19	225	261,020
Series B
5.00%, 06/01/19	200	232,018
Series C
5.00%, 06/01/19	70	81,206
State of Florida Lottery Revenue RB
Series E
5.00%, 07/01/19	80	92,631

Security	Principal (000s)	Value

Series F
5.00%, 07/01/19	$175	$202,631

		1,672,949
GEORGIA — 2.07%
Georgia State Road & Tollway Authority RB Series A
5.00%, 06/01/19	170	196,061
Gwinnett County Water & Sewerage Authority RB Series A
4.00%, 08/01/19 (GTD)	35	39,185
Metropolitan Atlanta Rapid Transit Authority RB Series A
5.00%, 07/01/19	115	133,430
State of Georgia GO
Series C
5.00%, 07/01/19	25	29,114
Series I
4.00%, 07/01/19	90	100,881
5.00%, 07/01/19	200	232,910

		731,581
HAWAII — 1.41%
City & County of Honolulu HI GO Series B
5.25%, 07/01/19 (AGM)	20	23,423
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19 (NPFGC-FGIC)	30	27,467
Series A
4.00%, 07/01/19	60	67,002
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/19	30	34,808
State of Hawaii GO
Series DQ
5.00%, 06/01/19	55	63,805
Series DR
4.25%, 06/01/19	175	197,395
5.00%, 06/01/19	25	29,002
Series EH
4.00%, 08/01/19	50	55,896

		498,798

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

IDAHO — 0.16%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19 (GTD)	$50	$58,036

		58,036
ILLINOIS — 2.09%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/19 (NPFGC-FGIC)	75	68,101
Regional Transportation Authority RB
Series A
5.00%, 06/01/19 (AGM)	20	22,971
5.50%, 07/01/19 (NPFGC-FGIC)	50	58,600
State of Illinois GO
0.00%, 08/01/19	20	17,763
5.00%, 08/01/19	135	150,413
Series A
5.00%, 06/01/19	50	55,604
State of Illinois RB
5.00%, 06/15/19	170	195,872
Series A
4.00%, 06/15/19	75	83,191
Series B
5.00%, 06/15/19	75	86,414

		738,929
INDIANA — 0.41%
Indiana University RB Series U
5.00%, 08/01/19	15	17,463
Purdue University RB
Series A
5.00%, 07/01/19	75	87,270
Series Y
5.00%, 07/01/19	35	40,726

		145,459
IOWA — 1.16%
City of Des Moines IA GO Series A
5.00%, 06/01/19	25	28,956
City of West Des Moines IA GO Series A
4.25%, 06/01/19	50	56,467

Security	Principal (000s)	Value

Iowa Finance Authority RB
5.00%, 08/01/19	$130	$151,563
State of Iowa RB
5.00%, 06/15/19	50	57,959
Series A
5.00%, 06/01/19	100	115,822

		410,767
KANSAS — 0.33%
State of Kansas Department of Transportation RB
Series A
3.00%, 09/01/19	55	59,228
5.00%, 09/01/19	25	29,178
Series B
5.00%, 09/01/19	25	29,178

		117,584
KENTUCKY — 0.72%
Kentucky Asset Liability Commission RB Series
5.25%, 09/01/19 (NPFGC)	125	145,880
Kentucky State Property & Building Commission RB
4.00%, 08/01/19	50	55,449
5.00%, 08/01/19	25	28,839
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/19	20	23,177

		253,345
LOUISIANA — 0.07%
State of Louisiana RB
5.00%, 09/01/19	20	23,208

		23,208
MAINE — 0.38%
State of Maine GO
4.25%, 06/01/19	100	112,843
Series B
5.00%, 06/01/19	20	23,211

		136,054
MARYLAND — 4.86%
County of Baltimore MD GO
5.00%, 08/01/19	120	140,021

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

County of Harford MD GO
4.00%, 07/01/19	$25	$27,976
Series A
5.00%, 07/01/19	15	17,440
County of Howard MD GO Series B
5.00%, 08/15/19	125	145,744
County of Montgomery MD GO
Series A
5.00%, 07/01/19	60	69,873
5.00%, 08/01/19	140	163,358
Maryland State Transportation Authority RB
4.00%, 07/01/19	60	67,058
Series A
5.00%, 07/01/19	90	104,510
State of Maryland GO
4.50%, 08/01/19	150	171,406
5.00%, 08/01/19	25	29,171
Second Series E
5.00%, 08/01/19	100	116,684
Series B
4.50%, 08/01/19	100	114,271
5.00%, 08/01/20 (PR 08/01/19)	250	292,297
5.25%, 08/15/19	145	170,971
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19	75	87,187

		1,717,967
MASSACHUSETTS — 5.77%
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/19	230	270,905
Series B
5.00%, 08/01/19	190	221,683
Series D
5.50%, 08/01/19	150	178,344
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/19	130	152,872

Security	Principal (000s)	Value

Series B
5.25%, 07/01/19	$220	$258,707
Series C
5.25%, 07/01/19	45	52,917
5.50%, 07/01/19	75	89,014
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19	25	26,904
5.25%, 08/01/19	85	99,959
Series A
5.25%, 08/01/19	200	235,198
Massachusetts Port Authority RB
Series B
5.00%, 07/01/19	10	11,593
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19	35	39,214
5.00%, 08/15/19	195	227,195
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19 (GOI)	100	116,562
Series J
5.25%, 08/01/19 (AGM)	50	58,836

		2,039,903
MICHIGAN — 1.10%
Michigan Finance Authority RB Series A
5.00%, 07/01/19	335	388,848

		388,848
MINNESOTA — 1.59%
State of Minnesota GO
5.00%, 08/01/19 (ETM)	5	5,836
5.00%, 08/01/19	95	110,758
Series C
5.00%, 08/01/19	35	40,805
Series D
5.00%, 08/01/19	50	58,294
Series E
4.00%, 08/01/19	125	140,185
5.00%, 08/01/19	100	116,587

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Series F
4.00%, 08/01/19	$30	$33,644
State of Minnesota RB Series A
5.00%, 06/01/19	50	57,911

		564,020
MISSOURI — 0.27%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.25%, 07/01/19	80	93,998

		93,998
MONTANA — 0.16%
Montana Department of Transportation RB
4.00%, 06/01/19	50	55,662

		55,662
NEBRASKA — 0.24%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19	75	83,922

		83,922
NEVADA — 0.65%
Clark County School District GOL Series A
5.00%, 06/15/19	50	57,539
County of Clark Department of Aviation RB
5.00%, 07/01/19	50	57,564
Series D
4.50%, 07/01/19	15	16,951
Nevada System of Higher Education RB Series B
4.00%, 07/01/19	15	16,737
State of Nevada GOL
5.00%, 06/01/19	30	34,719
5.00%, 08/01/19	15	17,419
Series C
5.00%, 08/01/19	25	29,031

		229,960

Security	Principal (000s)	Value

NEW HAMPSHIRE — 0.82%
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/19	$125	$145,516
State of New Hampshire GO Series A
5.00%, 07/01/19	110	127,996
State of New Hampshire RB
5.00%, 09/01/19	15	17,360

		290,872
NEW JERSEY — 3.51%
New Jersey Economic Development Authority RB
4.00%, 06/15/19	50	53,581
5.00%, 06/15/19	40	46,366
Series EE
5.25%, 09/01/19	100	113,816
Series PP
5.00%, 06/15/19	270	303,377
New Jersey Environmental Infrastructure Trust RB
5.25%, 09/01/19	80	94,393
Series C
5.00%, 09/01/19	25	29,215
New Jersey Transportation Trust Fund Authority RB
Series AA
5.00%, 06/15/19	75	84,408
Series B
5.00%, 06/15/19	100	112,544
State of New Jersey COP Series A
5.00%, 06/15/19	25	28,353
State of New Jersey GO
5.00%, 08/01/19	135	155,203
Series L
5.25%, 07/15/19 (AMBAC)	50	57,984
Series N
5.50%, 07/15/19 (NPFGC)	65	76,151
Series Q
5.00%, 08/15/19	75	86,282

		1,241,673

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

NEW MEXICO — 1.48%
City of Albuquerque NM GO Series A
4.00%, 07/01/19	$35	$39,199
City of Albuquerque NM RB Series B
5.00%, 07/01/19	35	40,676
New Mexico Finance Authority RB
4.00%, 06/15/19	225	251,635
State of New Mexico Severance Tax Permanent Fund RB Series A
5.00%, 07/01/19	165	191,758

		523,268
NEW YORK — 10.50%
City of New York NY GO Series 1
5.00%, 08/01/19	15	17,379
Series A
5.00%, 08/01/19	120	139,033
Series B
4.00%, 08/01/19	220	245,164
5.00%, 08/01/19	15	17,379
Series C
4.00%, 08/01/19	50	55,719
5.00%, 08/01/19	75	86,896
Series D
5.00%, 08/01/19	200	231,722
Series E
5.00%, 08/01/19	260	301,239
Series H
5.00%, 08/01/19	105	121,654
Series I
5.00%, 08/01/19	270	312,825
Series I-1
5.00%, 08/01/19	50	57,931
Series J
5.00%, 08/01/19	100	115,861
Series K
5.00%, 08/01/19	70	81,103
County of Orange NY GOL Series B
4.00%, 07/01/19	50	55,674
Long Island Power Authority RB
0.00%, 06/01/19 (AGM)	35	32,379

Security	Principal (000s)	Value

Monroe County Industrial Development Corp./NY RB Series A
5.00%, 07/01/19	$75	$86,488
New York City Transitional Finance Authority Building Aid Revenue RB Series S-1A
5.00%, 07/15/19 (SAW)	175	202,226
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1
4.00%, 08/01/19	115	128,698
5.00%, 08/01/19	25	29,086
Series A-3
5.00%, 08/01/19	105	122,162
New York City Water & Sewer System RB Series EE
5.00%, 06/15/19	250	289,825
New York State Dormitory Authority RB
5.00%, 07/01/19	25	28,829
5.00%, 07/01/19 (SAP)	65	75,048
5.50%, 07/01/19 (NPFGC-FGIC)	105	123,510
Series A
5.00%, 07/01/19	70	80,987
5.00%, 07/01/19 (GOI)	50	58,180
Series D
4.50%, 06/15/19	35	39,739
Series E
5.00%, 08/15/19	165	191,898
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19	220	256,084
Series A
5.00%, 06/15/19	100	116,402
Port Authority of New York & New Jersey RB
5.20%, 09/01/19	10	11,763

		3,712,883

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

NORTH CAROLINA — 2.84%
City of Charlotte NC GO Series A
5.00%, 07/01/19	$110	$128,100
City of Charlotte NC Water & Sewer System Revenue RB Series B
4.00%, 07/01/19	20	22,344
City of Durham NC GO Series C
5.00%, 07/01/19	100	116,455
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	35	40,929
County of Buncombe NC RB Series A
5.00%, 06/01/19	15	17,345
County of Forsyth NC GO Series E
4.00%, 07/01/19	75	84,068
County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	100	112,243
5.00%, 08/01/19	25	29,171
County of New Hanover NC GO
5.00%, 06/01/19	30	34,875
State of North Carolina GO
Series A
5.00%, 06/01/19	300	348,750
Series B
5.00%, 06/01/19	60	69,750

		1,004,030
OHIO — 2.26%
City of Columbus OH GO Series A
5.00%, 08/15/19	245	286,138
County of Franklin OH GOL
1.50%, 06/01/19	75	76,062
Miami University/Oxford OH RB
5.00%, 09/01/19	10	11,619

Security	Principal (000s)	Value

Ohio State Water Development Authority RB
5.25%, 06/01/19	$25	$29,270
Series B
5.00%, 06/01/19	40	46,459
State of Ohio GO
5.00%, 08/01/19	35	40,644
Series A
5.00%, 08/01/19	50	58,208
Series B
5.00%, 08/01/19	70	81,492
Series C
5.00%, 08/01/19	145	168,383

		798,275
OKLAHOMA — 0.80%
Grand River Dam Authority RB Series A
4.00%, 06/01/19	10	11,123
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19	50	51,415
5.00%, 07/01/19	35	40,460
Series B
5.00%, 07/01/19	90	104,125
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19	65	75,479

		282,602
OREGON — 0.59%
Clackamas & Washington Counties School District No. 3 GO Series A
0.00%, 06/15/19 (NPFGC-FGIC)	85	79,492
Metro/OR GO Series A
5.00%, 06/01/19	20	23,212
Portland Community College District GO
5.00%, 06/15/19	90	104,538

		207,242

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

PENNSYLVANIA — 5.06%
Commonwealth of Pennsylvania GO
5.38%, 07/01/19 (NPFGC)	$225	$263,765
First Series
5.00%, 06/01/19	15	17,311
5.00%, 07/01/19	175	202,300
Second Series
5.00%, 07/01/19	170	196,520
County of Butler PA GO
5.00%, 07/15/19	25	29,031
County of Chester PA GO Series C
5.00%, 07/15/19	30	34,940
Delaware County Authority RB
5.00%, 08/01/19	100	115,893
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/19	410	476,490
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19	275	320,961
Series AJ
5.00%, 06/15/19	10	11,540
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19	105	121,471

		1,790,222
RHODE ISLAND — 0.25%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19	75	87,571

		87,571
SOUTH CAROLINA — 0.23%
South Carolina State Ports Authority RB
5.00%, 07/01/19	50	57,166
State of South Carolina GO Series A
5.00%, 07/01/19 (SAW)	20	23,291

		80,457

Security	Principal (000s)	Value

TENNESSEE — 0.99%
County of Sumner TN GO
5.00%, 06/01/19	$25	$29,049
Metropolitan Government of Nashville & Davidson County TN GO Series D
4.00%, 07/01/19	105	117,304
State of Tennessee GO
Series A
5.00%, 08/01/19	75	87,513
5.00%, 09/01/19	100	116,911

		350,777
TEXAS — 8.13%
Austin Independent School District GO Series A
4.00%, 08/01/19 (PSF)	35	39,235
City of Austin TX GOL Series A
5.00%, 09/01/19	125	146,138
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19	20	23,082
City of El Paso TX GOL
5.00%, 08/15/19	25	29,042
City of San Antonio TX GOL Series A
5.00%, 08/01/19	80	93,250
County of Bexar TX GOL
5.00%, 06/15/19	100	116,389
County of Harris TX GO Series C
5.25%, 08/15/19 (AGM)	25	29,407
County of Harris TX RB Series C
5.00%, 08/15/19	40	46,428
County of Tarrant TX GOL
5.00%, 07/15/19	20	23,291
Dallas Independent School District GO
5.00%, 08/15/19 (PSF)	100	116,621
Fort Bend Independent School District GO
5.00%, 08/15/19 (PSF)	50	58,311

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Grapevine-Colleyville Independent School District GO Series A
5.00%, 08/15/19 (PSF)	$25	$29,155
Keller Independent School District/TX GO
0.00%, 08/15/19 (PSF)	50	46,846
Klein Independent School District GO Series A
4.00%, 08/01/19 (PSF)	100	112,099
Leander Independent School District GO
4.00%, 08/15/19 (PSF)	140	157,007
Lewisville Independent School District GO
Series A
4.00%, 08/15/19 (PSF)	40	44,859
5.00%, 08/15/19 (PSF)	55	64,142
Mesquite Independent School District GO
Series B
4.00%, 08/15/19 (PSF)	100	112,148
5.00%, 08/15/19 (PSF)	10	11,662
North East Independent School District/TX GO Series A
5.00%, 08/01/19 (PSF)	100	116,538
North Texas Municipal Water District RB
5.00%, 06/01/19	65	75,193
5.00%, 09/01/19	85	99,077
Northside Independent School District GO
5.00%, 08/15/19 (PSF)	75	87,466
Permanent University Fund RB Series A
5.00%, 07/01/19	55	63,945
Round Rock Independent School District GO Series A
5.00%, 08/01/19	30	34,961
State of Texas GO
5.00%, 08/01/19	60	70,025

Security	Principal (000s)	Value

Series B
5.00%, 08/01/19	$200	$233,416
Series C
5.00%, 08/01/19	40	46,683
Tarrant Regional Water District RB
5.00%, 09/01/19	150	175,143
6.00%, 09/01/19	50	60,487
Texas State Turnpike Authority RB Series A
0.00%, 08/15/19 (AMBAC)	60	55,079
Texas Water Development Board RB
4.00%, 07/15/19	80	89,383
University of Texas System (The) RB
Series A
4.00%, 08/15/19	65	72,942
5.00%, 08/15/19	15	17,504
Series B
4.00%, 08/15/19	35	39,276
5.00%, 08/15/19	205	239,221

		2,875,451
UTAH — 1.25%
Intermountain Power Agency RB Series A
5.00%, 07/01/19	45	51,999
Metropolitan Water District of Salt Lake & Sandy RB Series A
5.00%, 07/01/19	60	69,559
State of Utah GO
Series A
5.00%, 07/01/19	125	145,629
Series C
5.00%, 07/01/19	50	58,251
University of Utah RB Series A
5.00%, 08/01/19	100	116,126

		441,564
VIRGINIA — 2.93%
City of Alexandria VA GO Series A
4.50%, 06/15/19 (SAW)	50	57,092

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Commonwealth of Virginia GO Series D
5.00%, 06/01/19	$100	$116,250
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19	95	110,735
Virginia College Building Authority RB
5.00%, 09/01/19	35	40,745
Series A
5.00%, 09/01/19	25	29,104
Virginia Public Building Authority RB
Series A
5.00%, 08/01/19	90	104,601
Series B
4.00%, 08/01/19	50	55,896
Virginia Public School Authority RB
Series A
5.00%, 08/01/19 (SAW)	70	81,356
Series B
4.00%, 08/01/19 (SAW)	25	27,948
Series C
4.00%, 08/01/19 (SAW)	110	122,971
5.00%, 08/01/19 (SAW)	100	116,223
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19	150	174,375

		1,037,296
WASHINGTON — 5.65%
City of Seattle WA GOL Series B
5.00%, 08/01/19	110	128,218
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19	100	116,026
Series A
5.00%, 06/01/19	25	28,956
City of Seattle WA Water System Revenue RB Series B
4.50%, 08/01/19	50	57,099
County of King WA GOL Series B
5.00%, 06/01/19	35	40,603

Security	Principal (000s)	Value

Energy Northwest RB Series A
5.00%, 07/01/19	$355	$412,570
State of Washington COP
4.00%, 07/01/19	50	55,213
State of Washington GO
5.00%, 07/01/19	410	475,707
Series 2010B
5.00%, 08/01/19	70	81,356
Series 2010C
5.00%, 08/01/19	35	40,678
Series A
5.00%, 08/01/19	100	116,223
Series D
5.00%, 07/01/19	65	75,417
Series R
5.00%, 07/01/19	175	203,046
State of Washington RB
5.00%, 09/01/19	125	144,295
Washington County School District No. 1 West Union GO
4.00%, 06/15/19 (GTD)	20	22,330

		1,997,737
WISCONSIN — 1.34%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/19	75	86,866
Series 2
5.00%, 06/01/19	135	156,360
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/19	25	29,007
Series I
5.00%, 07/01/19 (NPFGC)	175	203,045

		475,278

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $34,885,542)		34,907,097

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	92	$91,520

		91,520

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,520)		91,520

TOTAL INVESTMENTS IN SECURITIES — 98.96%
(Cost: $34,977,062)		34,998,617
Other Assets, Less Liabilities — 1.04%		366,683

NET ASSETS — 100.00%		$35,365,300

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

167

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 97.61%

ALABAMA — 0.89%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$20	$23,542
City of Huntsville AL GO Series A
4.00%, 09/01/20	10	11,332
State of Alabama GO Series A
5.00%, 08/01/20	65	76,901

		111,775
ALASKA — 0.41%
State of Alaska GO
Series A
4.00%, 08/01/20	35	39,788
Series B
5.00%, 08/01/20	10	11,903

		51,691
ARIZONA — 1.24%
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/20	70	82,556
Series A
3.50%, 07/01/20	30	32,684
City of Tempe AZ GOL Series B
4.00%, 07/01/20	20	22,614
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20	15	17,736

		155,590
CALIFORNIA — 16.21%
Acalanes Union High School District GO
4.00%, 08/01/20	20	22,822
California Educational Facilities Authority RB
5.25%, 09/01/20 (AMBAC)	20	23,887
California State Public Works Board RB
5.00%, 06/01/20	30	35,243

Security	Principal (000s)	Value

Series A
5.00%, 09/01/20	$155	$182,912
City & County of San Francisco CA GO Series R1
5.00%, 06/15/20	200	238,554
City of Los Angeles CA GO Series B
5.00%, 09/01/20	60	71,473
Coast Community College District GO
0.00%, 08/01/20 (NPFGC)	25	22,248
East Bay Municipal Utility District Wastewater System Revenue RB Series A
5.00%, 06/01/20	20	23,803
East Side Union High School District GO
4.00%, 08/01/20	40	44,906
El Camino Community College District GO
5.00%, 08/01/20	50	59,319
Foothill-De Anza Community College District GO
5.25%, 08/01/20 (NPFGC-FGIC)	25	30,223
Fremont Unified School District/Alameda County CA GO Series B
5.00%, 08/01/20	20	23,704
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20	100	119,551
Series B
5.00%, 06/01/20	95	113,395
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/20	110	130,926
Series B
5.00%, 07/01/20	35	41,702
Los Gatos Union School District/CA GO
4.00%, 08/01/20	45	51,464
Mount Diablo Unified School District/CA GO Series B
5.00%, 07/01/20	25	29,516

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Orange County Transportation Authority RB
5.00%, 08/15/20	$20	$23,722
Sacramento Municipal Utility District RB
Series B
5.00%, 08/15/20	15	17,843
Series X
5.00%, 08/15/20	70	83,268
Series Y
5.00%, 08/15/20	20	23,791
San Francisco Bay Area Rapid Transit District RB Series A
4.00%, 07/01/20	20	22,727
San Francisco Unified School District GO Series E
5.00%, 06/15/20	70	83,169
San Jose Financing Authority RB Series A
5.00%, 06/01/20	25	29,377
San Mateo Union High School District GO Series A
5.00%, 09/01/20	20	24,001
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20	20	22,799
Santa Monica Community College District GO
5.00%, 08/01/20	25	29,733
Sonoma County Junior College District GO
4.00%, 08/01/20	40	45,482
Southern California Public Power Authority RB
4.00%, 07/01/20	20	22,653
State of California GO
4.00%, 09/01/20	100	113,491
5.00%, 09/01/20	150	178,353
Tamalpais Union High School District GO
5.00%, 08/01/20	30	35,812

Security	Principal (000s)	Value

Ventura County Community College District GO
5.00%, 08/01/20	$10	$11,899

		2,033,768
COLORADO — 0.47%
University of Colorado RB Series B
5.00%, 06/01/20	50	58,964

		58,964
CONNECTICUT — 1.98%
State of Connecticut GO Series B
5.25%, 06/01/20	200	237,292
Town of Darien CT GO
4.00%, 08/01/20	10	11,357

		248,649
DELAWARE — 2.35%
Delaware Transportation Authority RB
5.00%, 07/01/20	35	41,515
5.00%, 09/01/20	60	70,793
State of Delaware GO
5.00%, 07/01/20	10	11,891
Series A
4.00%, 08/01/20	150	170,607

		294,806
FLORIDA — 5.05%
County of Hillsborough FL RB
5.00%, 08/01/20	40	47,136
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
5.00%, 07/01/20	60	70,150
County of Palm Beach FL RB
4.00%, 06/01/20	30	33,643
5.00%, 06/01/20	25	29,468
Florida Department of Environmental Protection RB
5.00%, 07/01/20	10	11,737
Series B
5.00%, 07/01/20	35	41,081
Florida’s Turnpike Enterprise RB Series B
5.00%, 07/01/20	30	35,341

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Palm Beach County School District COP Series C
5.00%, 08/01/20	$50	$58,583
State of Florida GO
5.00%, 07/01/20	50	59,163
Series A
5.00%, 06/01/20	40	47,263
State of Florida Lottery Revenue RB Series E
5.00%, 07/01/20	170	200,073

		633,638
GEORGIA — 1.56%
State of Georgia GO
Series E-2
5.00%, 09/01/20	60	71,521
Series I
5.00%, 07/01/20	105	124,791

		196,312
HAWAII — 0.09%
State of Hawaii GO Series EH
5.00%, 08/01/20	10	11,819

		11,819
ILLINOIS — 1.25%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/20 (NPFGC-FGIC)	25	21,719
Regional Transportation Authority RB
Series A
5.50%, 07/01/20 (NPFGC-GOI)	40	47,695
6.00%, 07/01/20 (NPFGC)	15	18,276
State of Illinois RB
4.00%, 06/15/20	25	27,914
5.00%, 06/15/20	35	40,894

		156,498
INDIANA — 0.70%
Indiana University RB Series U
5.00%, 08/01/20	25	29,622
Indianapolis Local Public Improvement Bond Bank RB Series D
5.00%, 06/01/20	50	58,077

		87,699

Security	Principal (000s)	Value

IOWA — 0.71%
Iowa Finance Authority RB Series A
5.00%, 08/01/20	$60	$71,345
State of Iowa RB
5.00%, 06/15/20	15	17,641

		88,986
KANSAS — 0.99%
City of Wichita KS GO Series 811
5.00%, 06/01/20	55	64,892
State of Kansas Department of Transportation RB
Series B
5.00%, 09/01/20	30	35,617
Series C
5.00%, 09/01/20	20	23,744

		124,253
KENTUCKY — 0.42%
Kentucky State Property & Building Commission RB
5.00%, 08/01/20	35	40,988
5.50%, 08/01/20 (AMBAC)	10	11,964

		52,952
LOUISIANA — 0.41%
State of Louisiana GO Series C
4.00%, 07/15/20	45	50,772

		50,772
MAINE — 0.47%
Maine Turnpike Authority RB
5.00%, 07/01/20	50	59,047

		59,047
MARYLAND — 5.08%
County of Baltimore MD GO
5.00%, 08/01/20	35	41,659
County of Montgomery MD GO Series A
5.00%, 08/01/20	25	29,757
Maryland State Transportation Authority RB Series A
5.00%, 07/01/20	25	29,451

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

State of Maryland GO
4.50%, 08/01/20	$150	$173,832
5.00%, 08/01/20	170	202,344
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20	135	160,194

		637,237
MASSACHUSETTS — 8.84%
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20	150	179,943
Series B
5.25%, 08/01/20	100	119,962
Series E
5.00%, 09/01/20	150	178,265
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20	15	17,801
5.25%, 07/01/20	100	119,991
Series B
5.25%, 07/01/20	100	119,991
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	200	237,580
Massachusetts School Building Authority RB Series B
5.00%, 08/15/20	115	136,345

		1,109,878
MICHIGAN — 0.09%
Michigan State University RB Series A
5.00%, 08/15/20	10	11,838

		11,838
MINNESOTA — 2.07%
State of Minnesota GO
5.00%, 08/01/20 (ETM)	5	5,956
5.00%, 08/01/20	70	83,236
Series B
4.00%, 08/01/20	150	170,347

		259,539

Security	Principal (000s)	Value

MISSOURI — 0.47%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20	$50	$59,396

		59,396
MONTANA — 0.85%
State of Montana GO
5.00%, 08/01/20	90	107,123

		107,123
NEBRASKA — 0.47%
Nebraska Public Power District RB
5.00%, 07/01/20	25	29,286
University of Nebraska RB
5.00%, 07/01/20	25	29,596

		58,882
NEVADA — 1.12%
County of Clark Department of Aviation RB
5.00%, 07/01/20	45	52,560
State of Nevada GOL
5.00%, 06/01/20	25	29,440
Series C
5.00%, 06/01/20	40	47,103
Washoe County School District/NV GOL Series F
5.00%, 06/01/20	10	11,735

		140,838
NEW HAMPSHIRE — 1.26%
New Hampshire Municipal Bond Bank RB Series B
5.00%, 08/15/20	10	11,815
State of New Hampshire GO Series A
3.50%, 07/01/20	100	110,494
State of New Hampshire RB
5.00%, 09/01/20	30	35,254

		157,563

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

NEW JERSEY — 3.59%
New Jersey Building Authority RB Series A
3.00%, 06/15/20	$25	$25,754
New Jersey Economic Development Authority RB
5.00%, 06/15/20	30	33,794
Series EE
5.00%, 09/01/20	55	62,469
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20	30	34,012
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/20	60	67,881
Series AA
5.00%, 06/15/20	60	67,881
5.00%, 06/15/20 (SAP)	25	28,093
State of New Jersey GO
Series Q
4.00%, 08/15/20	75	83,357
5.00%, 08/15/20	40	46,705

		449,946
NEW MEXICO — 1.40%
New Mexico Finance Authority RB Series B
5.00%, 06/15/20	75	88,889
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20	50	59,018
Series B
4.00%, 07/01/20	25	28,169

		176,076
NEW YORK — 10.18%
City of New York NY GO
Series B
3.00%, 08/01/20	30	32,095
4.00%, 08/01/20	55	61,759
5.00%, 08/01/20	350	411,589
Series C
3.00%, 08/01/20	25	26,746

Security	Principal (000s)	Value

Series E
4.00%, 08/01/20	$20	$22,458
Series G
5.00%, 08/01/20	15	17,639
Series I-1
5.00%, 08/01/20	80	94,078
Series J
5.00%, 08/01/20	25	29,399
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20 (SAW)	20	22,481
5.00%, 07/15/20 (SAW)	10	11,768
Series S-1A
5.00%, 07/15/20 (SAW)	20	23,535
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series A-1
5.00%, 08/01/20	100	118,579
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20	70	64,621
Series FF
5.00%, 06/15/20	20	23,641
New York State Dormitory Authority RB
4.13%, 07/01/20	25	28,157
5.00%, 07/01/20 (SAP)	35	41,061
Series A
5.00%, 07/01/20	100	117,388
New York State Environmental Facilities Corp. RB
5.00%, 06/15/20	70	83,147
Series A
5.00%, 06/15/20	10	11,878
Port Authority of New York & New Jersey RB Series 180
5.00%, 06/01/20	10	11,816
Suffolk County Water Authority RB
5.00%, 06/01/20	20	23,602

		1,277,437

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

NORTH CAROLINA — 2.57%
City of Charlotte NC GO Series A
5.00%, 07/01/20	$55	$65,367
County of New Hanover NC GO Series A
5.00%, 06/01/20	25	29,637
State of North Carolina GO Series 2013D
4.00%, 06/01/20	200	226,930

		321,934
OHIO — 2.44%
City of Columbus OH GOL
4.00%, 08/15/20	100	113,498
State of Ohio GO
Series B
4.00%, 08/01/20	45	50,791
5.00%, 08/01/20	120	142,183

		306,472
OKLAHOMA — 0.56%
Grand River Dam Authority RB Series A
5.00%, 06/01/20	25	29,354
Oklahoma Capital Improvement Authority RB Series A
5.00%, 07/01/20	35	41,111

		70,465
OREGON — 1.12%
Metro/OR GO Series A
5.00%, 06/01/20	55	65,138
Portland Community College District GO
5.00%, 06/15/20	25	29,573
State of Oregon GO
Series A
4.00%, 08/01/20	30	34,104
Series N
5.00%, 08/01/20	10	11,903

		140,718

Security	Principal (000s)	Value

PENNSYLVANIA — 2.20%
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/20	$25	$29,326
Second Series
5.00%, 07/01/20	175	205,555
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20	35	41,193

		276,074
TENNESSEE — 0.85%
Metropolitan Government of Nashville & Davidson County TN GO Series D
5.00%, 07/01/20	50	59,047
Metropolitan Government of Nashville & Davidson County TN RB
5.00%, 07/01/20	40	47,110

		106,157
TEXAS — 6.87%
City of Austin TX GOL
5.00%, 09/01/20	35	41,650
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20	25	28,868
City of Round Rock TX GOL
4.00%, 08/15/20	25	28,055
Dallas Independent School District GO
5.00%, 08/15/20 (PSF)	30	35,641
Del Mar College District GOL
5.00%, 08/15/20	20	23,776
Grapevine-Colleyville Independent School District GO Series A
5.00%, 08/15/20	35	41,393
Hays Consolidated Independent School District GO
5.00%, 08/15/20 (PSF)	25	29,701
Leander Independent School District GO Series A
0.00%, 08/15/20 (PSF)	50	45,626

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal (000s)	Value

Lewisville Independent School District GO
0.00%, 08/15/20 (PSF)	$20	$18,251
Series A
5.00%, 08/15/20 (PSF)	25	29,701
Mesquite Independent School District GO Series B
4.00%, 08/15/20 (PSF)	25	28,358
North Texas Municipal Water District RB
5.00%, 09/01/20	110	130,049
Permanent University Fund RB Series B
5.00%, 07/01/20	45	53,273
Socorro Independent School District GO Series A
5.00%, 08/15/20 (PSF)	25	29,701
State of Texas GO
5.00%, 08/01/20	40	47,465
Series B
5.00%, 08/01/20	25	29,666
Texas State Turnpike Authority RB Series A
0.00%, 08/15/20 (AMBAC)	50	44,349
Texas Tech University RB Series A
5.00%, 08/15/20	10	11,803
University of Texas System (The) RB Series A
4.00%, 08/15/20	30	34,049
5.00%, 08/15/20	110	130,890

		862,265
VIRGINIA — 3.44%
City of Newport News VA GO
Series A
5.00%, 07/01/20	50	59,163
5.00%, 07/15/20 (SAW)	20	23,680
Commonwealth of Virginia GO Series A-1
4.00%, 06/01/20	35	39,713
County of Henrico VA GO
5.00%, 08/01/20	25	29,757

Security	Principal (000s)	Value

Series A
4.00%, 08/01/20	$90	$102,313
Virginia College Building Authority RB
Series 2
5.00%, 09/01/20 (ST)	25	29,586
Series A
5.00%, 09/01/20 (ST)	100	118,345
Virginia Public Building Authority RB Series B
5.00%, 08/01/20	25	29,548

		432,105
WASHINGTON — 6.34%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/20	50	59,172
County of Pierce WA GOL Series A
5.00%, 07/01/20	35	41,272
Energy Northwest RB Series A
5.00%, 07/01/20	120	141,991
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20 (GTD)	20	22,595
Port of Seattle WA RB
5.50%, 09/01/20 (NPFGC)	30	35,995
State of Washington COP
5.00%, 07/01/20 (ST)	50	58,730
State of Washington GO
Series A
5.00%, 08/01/20	25	29,548
Series C
5.00%, 06/01/20	25	29,468
Series R
5.00%, 07/01/20	200	236,072
Series R-2011B
5.00%, 07/01/20	10	11,804
Series R-2014A
5.00%, 07/01/20	25	29,509
State of Washington RB
5.00%, 09/01/20	85	99,487

		795,643

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

December 31, 2014

Security	Principal or Shares (000s)	Value

WEST VIRGINIA — 0.22%
State of West Virginia GO
4.00%, 06/01/20	$25	$27,994

		27,994
WISCONSIN — 0.38%
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/20	30	35,411
Series A
5.00%, 07/01/20	10	11,803

		47,214

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $12,264,906)		12,250,013

SHORT-TERM INVESTMENTS — 1.35%

MONEY MARKET FUNDS — 1.35%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	169	169,040

		169,040

TOTAL SHORT-TERM INVESTMENTS
(Cost: $169,040)		169,040

TOTAL INVESTMENTS IN SECURITIES — 98.96%
(Cost: $12,433,946)		12,419,053
Other Assets, Less Liabilities — 1.04%		130,756

NET ASSETS — 100.00%		$12,549,809

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

175

Consolidated Schedule of Investments  (Unaudited)

iSHARES® INDIA 50 ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AUTOMOBILES — 9.29%
Bajaj Auto Ltd.	248,596	$9,564,970
Hero Motocorp Ltd.	217,139	10,670,277
Mahindra & Mahindra Ltd.	830,231	16,211,304
Maruti Suzuki India Ltd.	188,078	9,906,076
Tata Motors Ltd.	3,173,989	24,879,314

		71,231,941
CHEMICALS — 1.28%
Asian Paints Ltd.	823,882	9,803,961

		9,803,961
COMMERCIAL BANKS — 23.74%
Axis Bank Ltd.	2,298,793	18,268,168
Axis Bank Ltd. SP GDR[a]	126,857	5,004,509
Bank of Baroda	298,492	5,117,613
HDFC Bank Ltd.	2,520,329	37,936,493
HDFC Bank Ltd. SP ADR	154,617	7,835,989
ICICI Bank Ltd.	10,168,864	56,795,727
IndusInd Bank Ltd.	615,664	7,814,609
Kotak Mahindra Bank Ltd.	790,141	15,796,571
Punjab National Bank	1,000	3,466
State Bank of India	5,563,150	27,441,764

		182,014,909
CONSTRUCTION & ENGINEERING — 4.44%
Larsen & Toubro Ltd.	1,439,067	34,022,485

		34,022,485
CONSTRUCTION MATERIALS — 2.31%
ACC Ltd.	192,765	4,269,217
Ambuja Cements Ltd.	1,480,566	5,359,499
Grasim Industries Ltd.	200	10,709
Ultratech Cement Ltd.	189,752	8,032,044

		17,671,469
DIVERSIFIED FINANCIAL SERVICES — 0.62%
IDFC Ltd.	1,898,555	4,725,366

		4,725,366
ELECTRIC UTILITIES — 1.75%
Power Grid Corp. of India Ltd.	4,131,621	9,018,723
Tata Power Co. Ltd.	3,376,315	4,387,287

		13,406,010
ELECTRICAL EQUIPMENT — 0.89%
Bharat Heavy Electricals Ltd.	1,627,948	6,830,326

		6,830,326

Security	Shares	Value

GAS UTILITIES — 0.78%
GAIL (India) Ltd.	854,130	$6,009,444

		6,009,444
HOUSEHOLD PRODUCTS — 2.00%
Hindustan Unilever Ltd.	1,274,430	15,322,592

		15,322,592
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.11%
NTPC Ltd.	3,730,002	8,496,050

		8,496,050
IT SERVICES — 16.01%
HCL Technologies Ltd.	482,765	12,194,360
Infosys Ltd.	1,690,086	52,732,982
Tata Consultancy Services Ltd.	897,998	36,338,238
Tech Mahindra Ltd.	271,569	11,140,901
Wipro Ltd.	1,181,261	10,373,871

		122,780,352
MEDIA — 0.81%
Zee Entertainment Enterprises Ltd.	1,025,947	6,178,888

		6,178,888
METALS & MINING — 3.32%
Hindalco Industries Ltd.	2,320,723	5,783,453
Jindal Steel & Power Ltd.	691,344	1,660,560
NMDC Ltd.	1,500,260	3,440,963
Sesa Sterlite Ltd.	2,083,594	7,069,454
Tata Steel Ltd.	1,192,786	7,535,570

		25,490,000
OIL, GAS & CONSUMABLE FUELS — 9.64%
Bharat Petroleum Corp. Ltd.	469,704	4,799,569
Cairn India Ltd.	1,041,408	3,962,523
Coal India Ltd.	1,195,285	7,257,358
Oil & Natural Gas Corp. Ltd.	3,151,163	17,014,386
Reliance Industries Ltd.	2,897,224	40,839,310

		73,873,146
PHARMACEUTICALS — 5.98%
Cipla Ltd.	926,809	9,183,062
Dr. Reddy’s Laboratories Ltd.	226,906	11,651,095
Lupin Ltd.	333,938	7,542,657
Sun Pharmaceuticals Industries Ltd.	1,336,118	17,468,654

		45,845,468
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.25%
DLF Ltd.	878,179	1,908,602

		1,908,602

176

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

December 31, 2014

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 6.47%
Housing Development Finance Corp. Ltd.	2,761,956	$49,625,211

		49,625,211
TOBACCO — 7.41%
ITC Ltd.	9,747,153	56,845,544

		56,845,544
WIRELESS TELECOMMUNICATION SERVICES — 1.81%
Bharti Airtel Ltd.	2,490,678	13,895,320

		13,895,320

TOTAL COMMON STOCKS (Cost: $617,917,499)		765,977,084

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,291,845	1,291,845

		1,291,845

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,291,845)		1,291,845

TOTAL INVESTMENTS IN SECURITIES — 100.08% (Cost: $619,209,344)		767,268,929
Other Assets, Less Liabilities — (0.08)%		(581,603)

NET ASSETS — 100.00%		$766,687,326

SP GDR  —  Sponsored Global Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

177

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.08%

AUSTRALIA — 12.24%
360 Capital Group Ltd.	47,472	$40,791
360 Capital Office Fund	9,614	16,207
Abacus Property Group	62,376	151,605
ALE Property Group	43,516	119,654
Arena REIT	39,284	50,794
Aspen Group Ltd.	30,254	30,329
Astro Japan Property Trust	17,342	72,095
Australian Industrial REIT	17,894	32,069
Aveo Group	80,868	142,945
BWP Trust	116,012	264,878
Cedar Woods Properties Ltd.	13,524	66,404
Charter Hall Group	63,296	234,128
Charter Hall Retail REIT	73,094	246,444
Cromwell Group	306,406	258,270
Dexus Property Group	211,017	1,203,620
Federation Centres	332,672	781,335
Finbar Group Ltd.	37,214	39,590
Folkestone Education Trust	38,870	63,301
Galileo Japan Trust	21,390	29,583
GDI Property Group	114,770	80,773
Goodman Group	359,766	1,675,219
GPT Group (The)	396,382	1,411,050
Growthpoint Properties Australia Ltd.	37,260	83,852
Hotel Property Investments	27,462	58,656
Industria REIT	20,838	34,106
Ingenia Communities Group	168,636	60,721
Investa Office Fund	144,854	431,490
Lend Lease Group	124,154	1,666,264
Mirvac Group	843,640	1,228,899
National Storage REIT[a]	65,918	78,219
Novion Property Group	553,564	960,379
Peet Ltd.	75,624	65,291
Scentre Group[a]	1,239,470	3,550,121
Shopping Centres Australasia Property Group	153,502	233,022
Stockland	544,640	1,836,309
Sunland Group Ltd.	37,168	48,666
Villa World Ltd.	20,562	31,971
Westfield Corp.	445,786	3,290,577

		20,669,627
AUSTRIA — 0.99%
Atrium European Real Estate Ltd.	40,526	200,567
BUWOG AGa	12,282	243,437
CA Immobilien Anlagen AG	18,676	350,283
conwert Immobilien Invest SE	14,582	172,180
IMMOEAST AG Escrow[a]	100,152	1
IMMOFINANZ AGa	235,060	595,037
IMMOFINANZ AG Escrow[a]	112,716	1
S IMMO AG	13,662	102,001

		1,663,507
BELGIUM — 0.69%
Aedifica SA	2,392	160,786
Befimmo SA	4,462	325,088

Security	Shares	Value

Cofinimmo SA	4,094	$475,430
Warehouses De Pauw SCA	2,760	209,335

		1,170,639
CANADA — 3.66%
Allied Properties Real Estate Investment Trust	8,418	272,109
Artis Real Estate Investment Trust	15,134	185,280
Boardwalk Real Estate Investment Trust	6,072	322,617
Brookfield Office Properties Canada	3,910	91,011
Calloway Real Estate Investment Trust	15,732	370,804
Canadian Apartment Properties Real Estate Investment Trust	13,064	283,443
Canadian Real Estate Investment Trust	8,050	318,247
Chartwell Retirement Residences	21,114	217,110
Choice Properties Real Estate Investment Trust	10,672	96,562
Cominar Real Estate Investment Trust	18,170	291,944
Crombie Real Estate Investment Trust	13,386	149,318
CT Real Estate Investment Trust[b]	8,326	88,489
Dream Global Real Estate Investment Trust	13,202	97,683
Dream Industrial Real Estate Investment Trust	6,670	48,488
Dream Office Real Estate Investment Trust	12,144	263,692
Dream Unlimited Corp. Class Aa	11,822	98,904
First Capital Realty Inc.	23,184	373,506
Granite Real Estate Investment Trust	5,474	194,999
H&R Real Estate Investment Trust	31,878	598,065
InnVest Real Estate Investment Trust	12,788	66,024
InterRent Real Estate Investment Trust	7,360	38,063
Killam Properties Inc.	13,708	121,428
Mainstreet Equity Corp.[a]	1,656	54,173
Melcor Developments Ltd.	3,174	53,848
Milestone Apartments Real Estate Investment Trust	7,130	75,224
Morguard Corp.	1,334	172,761
Morguard North American Residential Real Estate Investment Trust	4,232	36,611
Morguard Real Estate Investment Trust	7,590	119,002
Northern Property Real Estate Investment Trust	3,680	75,522
NorthWest Healthcare Properties Real Estate Investment Trust[b]	5,290	42,384
Plaza Retail REIT	12,282	43,264
Pure Industrial Real Estate Trust	22,862	87,638
Retrocom Real Estate Investment Trust	7,084	23,975
RioCan Real Estate Investment Trust	35,512	810,345

		6,182,533
DENMARK — 0.04%
Jeudan A/S	552	49,515
TK Development A/Sa	12,742	16,565

		66,080
FINLAND — 0.31%
Citycon OYJ	58,512	182,670
Sponda OYJ	53,912	236,155
Technopolis OYJ	22,586	101,122

		519,947
FRANCE — 6.12%
Altarea SCA	552	87,902
ANF Immobilier	2,300	56,219
Fonciere de Paris SIIC	1,104	132,922
Fonciere des Regions	10,672	991,769
Gecina SA	8,418	1,054,272
Icade	7,544	606,140

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2014

Security	Shares	Value

Klepierre	23,184	$1,002,362
Mercialys	13,294	296,553
Nexity	6,578	249,815
Unibail-Rodamco SE	22,770	5,864,623

		10,342,577
GERMANY — 4.12%
Alstria Office REIT AG	18,124	225,889
Deutsche Annington Immobilien SE	39,238	1,334,899
Deutsche EuroShop AG	10,810	473,454
Deutsche Wohnen AG Bearer	68,310	1,618,454
DIC Asset AG	10,258	91,929
DO Deutsche Office AGa	15,226	53,928
GAGFAH SAa	50,370	1,127,579
Grand City Properties SAa	17,848	262,835
Hamborner REIT AG	11,132	109,352
LEG Immobilien AG	13,478	1,010,998
PATRIZIA Immobilien AGa	7,913	116,718
TAG Immobilien AG	27,922	325,031
TLG Immobilien AGa	8,188	123,551
Vib Vermoegen AG	4,600	79,263

		6,953,880
HONG KONG — 16.81%
Beijing Properties Holdings Ltd.[a,b]	460,000	38,556
Champion REIT	644,000	298,961
Cheung Kong (Holdings) Ltd.	305,000	5,124,728
China Merchants Land Ltd.[b]	276,000	40,573
China New Town Development Co. Ltd.[a]	736,000	29,438
Chinese Estates Holdings Ltd.[b]	115,000	354,423
CSI Properties Ltd.[b]	1,388,000	55,485
Emperor International Holdings Ltd.	185,000	40,317
Far East Consortium International Ltd.	184,000	71,419
Fragrance Group Ltd.[b]	283,000	45,917
Gemdale Properties and Investment Corp. Ltd.[b]	368,000	23,727
Goldin Properties Holdings Ltd.[a,b]	276,000	179,021
Great Eagle Holdings Ltd.	46,000	149,777
Greenland Hong Kong Holdings Ltd.	92,000	36,540
Hang Lung Group Ltd.[b]	230,000	1,043,992
Hang Lung Properties Ltd.	552,000	1,548,192
Henderson Land Development Co. Ltd.	276,664	1,937,221
HKR International Ltd.	147,200	72,510
Hongkong Land Holdings Ltd.	276,000	1,865,760
Hutchison Harbour Ring Ltd.[b]	420,000	36,829
Hysan Development Co. Ltd.	184,000	822,144
International Entertainment Corp.[a,b]	92,000	37,014
K. Wah International Holdings Ltd.[b]	276,000	146,277
Kerry Properties Ltd.	161,000	584,428
Kowloon Development Co. Ltd.	92,000	107,721
Lai Fung Holdings Ltd.	1,748,000	35,389
Lai Sun Development Co. Ltd.[b]	2,438,000	55,332
Langham Hospitality Investments Ltd.	207,000	89,688
Link REIT (The)	552,000	3,455,850
New Century Real Estate Investment Trust	92,000	39,150
New World China Land Ltd.	645,999	383,192
Prosperity REIT[b]	322,000	109,619
Regal REIT[b]	184,000	48,641
Road King Infrastructure Ltd.	46,000	38,853
Sino Land Co. Ltd.	1,012,000	1,633,847
Sinolink Worldwide Holdings Ltd.[a]	552,000	42,709
Spring Real Estate Investment Trust	138,000	65,131

Security	Shares	Value

Sun Hung Kai Properties Ltd.	368,000	$5,613,829
Sunlight REIT[b]	230,000	103,806
Swire Properties Ltd.	248,400	733,523
TAI Cheung Holdings Ltd.[b]	92,000	75,689
Tian An China Investments Co. Ltd.[b]	184,200	116,389
Wheelock and Co. Ltd.	184,000	858,921
Yuexiu Real Estate Investment Trust	276,000	138,448
Zhuguang Holdings Group Co. Ltd.[a]	276,000	62,639

		28,391,615
IRELAND — 0.30%
Green REIT PLC[a]	162,334	251,433
Hibernia REIT PLC[a]	158,205	207,708
Irish Residential Properties REIT PLC[a]	38,039	48,745

		507,886
ISRAEL — 0.76%
Africa Israel Investments Ltd.[a]	25,469	23,352
Africa Israel Properties Ltd.	2,990	39,493
Airport City Ltd.[a]	4,928	43,538
AL-ROV (Israel) Ltd.[a]	920	23,500
Alony Hetz Properties & Investments Ltd.	18,078	119,205
Amot Investments Ltd.	26,726	79,805
Azrieli Group Ltd.	7,222	238,107
Big Shopping Centers Ltd.	598	24,602
Elbit Imaging Ltd.[a]	6,578	10,519
Gazit Globe Ltd.	20,516	243,464
Industrial Buildings Corp. Ltd.	15,456	13,973
Jerusalem Economy Ltd.	4,462	12,819
Jerusalem Oil Exploration Ltd.[a]	1,840	56,929
Melisron Ltd.	2,714	75,333
Nitsba Holdings (1995) Ltd.[a]	5,612	74,775
Norstar Holdings Inc.	3,680	86,424
REIT 1 Ltd.	35,926	88,757
Sella Capital Real Estate Ltd.	21,574	32,876

		1,287,471
ITALY — 0.12%
Beni Stabili SpA SIIQ	194,074	136,324
Immobiliare Grande Distribuzione SIIQ SpA	69,733	54,426
Prelios SpA[a,b]	42,228	13,546

		204,296
JAPAN — 27.34%
Activia Properties Inc.	59	514,734
Advance Residence Investment Corp.	322	862,104
Aeon Mall Co. Ltd.	27,680	494,983
AEON REIT Investment Corp.	184	261,509
Airport Facilities Co. Ltd.	4,600	27,816
Comforia Residential REIT Inc.	92	201,426
Daibiru Corp.	13,800	130,754
Daikyo Inc.	92,000	143,492
Daito Trust Construction Co. Ltd.	18,400	2,102,506
Daiwa House Industry Co. Ltd.	156,400	2,991,161
Daiwa House REIT Investment Corp.	46	230,201
Daiwa Office Investment Corp.	46	258,209
Daiwahouse Residential Investment Corp.	92	445,056
Frontier Real Estate Investment Corp.	92	422,036
Fukuoka REIT Corp.	138	256,560

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2014

Security	Shares	Value

Global One Real Estate Investment Corp. Ltd.	46	$175,337
GLP J-REIT	552	615,098
Goldcrest Co. Ltd.	4,600	85,980
Hankyu REIT Inc.	230	293,891
Heiwa Real Estate Co. Ltd.	9,200	141,037
Heiwa Real Estate REIT Inc.	184	150,552
Hulic Co. Ltd.	92,000	929,246
Hulic Reit Inc.[b]	184	279,465
Ichigo Real Estate Investment Corp.	230	179,557
Industrial & Infrastructure Fund Investment Corp.	92	425,873
Invesco Office J-Reit Inc.	92	87,630
Invincible Investment Corp.	506	212,284
Japan Excellent Inc.	276	369,473
Japan Hotel REIT Investment Corp.	644	413,595
Japan Logistics Fund Inc.	184	413,595
Japan Prime Realty Investment Corp.	184	641,495
Japan Real Estate Investment Corp.	276	1,335,168
Japan Rental Housing Investments Inc.	184	151,780
Japan Retail Fund Investment Corp.	573	1,213,912
Jowa Holdings Co. Ltd.	4,600	137,545
Keihanshin Building Co. Ltd.	9,200	48,956
Kenedix Realty Investment Corp.	92	519,488
Kenedix Residential Investment Corp.	46	138,313
Leopalace21 Corp.[a]	64,400	410,372
MID REIT Inc.	46	115,868
Mitsubishi Estate Co. Ltd.	322,000	6,863,264
Mitsui Fudosan Co. Ltd.	230,556	6,259,308
Mori Hills REIT Investment Corp.	276	396,867
MORI TRUST Sogo REIT Inc.	230	462,321
Nippon Accommodations Fund Inc.	92	364,102
Nippon Building Fund Inc.	322	1,622,153
Nippon Prologis REIT Inc.	407	884,642
NIPPON REIT Investment Corp.	46	138,505
Nomura Real Estate Holdings Inc.	32,200	558,085
Nomura Real Estate Master Fund Inc.	414	537,290
Nomura Real Estate Office Fund Inc.	92	456,566
Nomura Real Estate Residential Fund Inc.	46	277,009
NTT Urban Development Corp.	27,600	281,536
Orix JREIT Inc.	499	702,541
Premier Investment Corp.	46	226,365
Sekisui House SI Residential Investment Corp.	230	261,279
Starts Proceed Investment Corp.	46	80,839
Sumitomo Realty & Development Co. Ltd.	109,000	3,756,066
Takara Leben Co. Ltd.	18,400	80,571
TOC Co. Ltd.	23,000	130,448
Tokyo Tatemono Co. Ltd.	92,000	676,025
Tokyu Fudosan Holdings Corp.	124,200	871,197
TOKYU REIT Inc.	230	313,841
Top REIT Inc.	46	206,798
United Urban Investment Corp.	598	942,176

		46,177,851
NETHERLANDS — 1.45%
Corio NV	23,322	1,146,611
Eurocommercial Properties NV	9,982	424,809
Nieuwe Steen Investments NV	19,688	87,718
VastNed Retail NV	4,692	212,624
Wereldhave NV	8,365	576,958

		2,448,720

Security	Shares	Value

NEW ZEALAND — 0.66%
Argosy Property Ltd.	189,290	$159,785
DNZ Property Fund Ltd.	74,014	110,492
Goodman Property Trust	240,626	214,403
Kiwi Property Group Ltd.	247,526	239,898
Precinct Properties New Zealand Ltd.	205,344	190,991
Property for Industry Ltd.	103,868	122,993
Vital Healthcare Property Trust	66,746	81,905

		1,120,467
NORWAY — 0.27%
Entra ASA[a,c]	16,100	164,274
Norwegian Property ASA[a]	105,294	141,842
Olav Thon Eiendomsselskap ASA	7,176	120,118
Selvaag Bolig ASA	11,638	31,200

		457,434
SINGAPORE — 8.29%
AIMS AMP Capital Industrial REIT[b]	138,385	147,774
Ascendas Hospitality Trust[b]	184,000	94,423
Ascendas India Trust	184,000	113,863
Ascendas REIT	506,935	910,501
Ascott Residence Trust	236,560	226,723
Cache Logistics Trust	184,000	161,075
Cambridge Industrial Trust[b]	276,440	141,860
CapitaCommercial Trust	506,000	670,161
CapitaLand Ltd.	598,000	1,493,759
CapitaMall Trust Management Ltd.	598,000	920,625
CapitaRetail China Trust	160,460	195,565
CDL Hospitality Trusts	138,000	181,209
City Developments Ltd.	92,000	713,033
Croesus Retail Trust	121,000	84,465
Far East Hospitality Trust	184,000	113,169
First REIT	138,000	130,700
Fortune REIT	322,000	325,536
Frasers Centrepoint Ltd.	92,000	117,335
Frasers Centrepoint Trust[b]	138,000	197,351
Frasers Commercial Trust	92,600	98,882
Frasers Hospitality Trust[a,b]	92,000	61,792
Global Logistic Properties Ltd.	736,000	1,377,466
GuocoLand Ltd.[b]	92,000	123,583
Ho Bee Land Ltd.	46,000	67,693
Keppel Land Ltd.	184,000	474,892
Keppel REIT	368,100	338,904
Lippo Malls Indonesia Retail Trust	397,000	101,864
Mapletree Commercial Trust	322,000	342,631
Mapletree Greater China Commercial Trust[b]	414,000	296,808
Mapletree Industrial Trust	276,640	310,022
Mapletree Logistics Trust	368,040	329,128
OUE Commercial Real Estate Investment Trust	46,000	27,945
OUE Hospitality Trust	186,000	127,032
Oxley Holdings Ltd.[b]	138,000	53,634
Parkway Life REIT	92,000	165,240
Perennial Real Estate Holdings Ltd.[a]	96,458	75,705
Sabana Shari’ah Compliant Industrial REIT[b]	138,000	97,894
Sinarmas Land Ltd.[b]	230,000	101,539
SingHaiyi Group Ltd.[a,b]	138,000	15,101
Soilbuild Business Space REIT[b]	138,000	82,273
SPH REIT[b]	186,000	145,981
Starhill Global REIT	322,000	194,400

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2014

Security	Shares	Value

Suntec REIT[b]	598,000	$884,522
United Industrial Corp. Ltd.[b]	46,000	116,293
UOL Group Ltd.	138,000	724,836
Wheelock Properties (Singapore) Ltd.	46,000	61,097
Wing Tai Holdings Ltd.	138,550	170,953
Yoma Strategic Holdings Ltd.[a,b]	184,000	91,646

		13,998,883
SPAIN — 0.62%
Axia Real Estate SOCIMI SAa	8,004	104,746
Hispania Activos Inmobiliarios SAU[a]	12,328	161,706
Inmobiliaria Colonial SAa	446,706	295,673
Lar Espana Real Estate SOCIMI SAa	9,062	100,619
Merlin Properties SOCIMI SAa	30,038	364,565
Realia Business SAa	16,836	10,390

		1,037,699
SWEDEN — 2.04%
Atrium Ljungberg AB	11,224	164,455
Castellum AB	40,342	629,229
Corem Property Group AB	5,014	18,382
Dios Fastigheter AB	11,546	85,176
Fabege AB	31,970	410,843
Fastighets AB Balder Class Ba	16,192	228,042
Hemfosa Fastigheter ABa	15,410	324,804
Hufvudstaden AB Class A	27,462	356,419
Klovern AB Class A	11,445	11,988
Klovern AB Class Ba	114,445	111,108
Kungsleden AB	35,559	256,645
Platzer Fastigheter Holding AB	5,980	25,591
Sagax AB	13,018	73,170
Tribona AB	6,486	31,982
Wallenstam AB Class B	25,852	428,321
Wihlborgs Fastigheter AB	16,100	293,587

		3,449,742
SWITZERLAND — 1.60%
Allreal Holding AG Registered	2,162	298,304
Hiag Immobilien AGa	598	50,222
Intershop Holdings AG Bearer	368	131,845
Mobimo Holding AG Registered	1,518	304,318
PSP Swiss Property AG Registered	9,200	794,405
Swiss Prime Site AG Registered	14,444	1,061,150
Zug Estates Holding AG Bearer[a]	46	57,590

		2,697,834
UNITED KINGDOM — 10.65%
A&J Mucklow Group PLC	15,042	105,984
Assura Group Ltd.	214,268	170,390
Big Yellow Group PLC	32,062	303,956
British Land Co. PLC (The)	238,004	2,883,507
Capital & Counties Properties PLC	174,524	992,173
CLS Holdings PLC[a]	3,634	86,638
Daejan Holdings PLC	1,932	167,343
Derwent London PLC	23,690	1,114,808
Development Securities PLC	29,164	100,952
Grainger PLC	95,450	279,801
Great Portland Estates PLC	81,282	935,334
Hammerson PLC	182,528	1,721,871

Security	Shares	Value

Hansteen Holdings PLC	163,024	$273,514
Helical Bar PLC	26,220	156,482
Intu Properties PLC	219,834	1,144,872
Land Securities Group PLC	181,746	3,278,793
LondonMetric Property PLC	144,164	343,026
McKay Securities PLC	17,756	65,893
Primary Health Properties PLC	26,588	153,392
Quintain Estates and Development PLC[a]	128,156	190,335
Raven Russia Ltd.[a,b]	100,602	74,510
Redefine International PLC	205,804	174,890
Safestore Holdings PLC	48,438	175,223
Schroder REIT Ltd.	118,864	110,277
SEGRO PLC	172,500	995,998
Shaftesbury PLC	66,654	811,695
St. Modwen Properties PLC	44,022	264,818
Tritax Big Box REIT PLC	104,236	175,532
UNITE Group PLC (The)	49,128	356,203
Urban & Civic PLC[a]	20,838	80,579
Workspace Group PLC	25,438	303,431

		17,992,220

TOTAL COMMON STOCKS (Cost: $156,639,970)		167,340,908

INVESTMENT COMPANIES — 0.46%

SWITZERLAND — 0.13%
Solvalor 61 Fund	920	219,897

		219,897
UNITED KINGDOM — 0.33%
F&C Commercial Property Trust Ltd.	142,186	302,403
Picton Property Income Ltd.	104,696	106,111
UK Commercial Property Trust Ltd.	115,230	158,471

		566,985

TOTAL INVESTMENT COMPANIES (Cost: $699,579)		786,882

SHORT-TERM INVESTMENTS — 1.73%

MONEY MARKET FUNDS — 1.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	2,624,301	2,624,301
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[d,e,f]	159,968	159,968

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	133,014	$133,014

		2,917,283

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,917,283)		2,917,283

TOTAL INVESTMENTS IN SECURITIES — 101.27% (Cost: $160,256,832)		171,045,073
Other Assets, Less Liabilities — (1.27)%		(2,148,613)

NET ASSETS — 100.00%		$168,896,460

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

182

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

December 31, 2014

Security	Shares	Value

PREFERRED STOCKS — 99.61%

CANADA — 74.22%
Bank of Montreal, 2.57%[a]	11,042	$246,152
Bank of Montreal, 3.80%[a]	23,088	502,524
Bank of Montreal, 3.90%[a]	30,818	671,836
Bank of Montreal, 4.00%[a]	38,522	850,095
Bank of Montreal Series 23, 5.40%[a]	30,818	677,956
Bank of Nova Scotia (The), 1.89%[a]	12,139	270,082
Bank of Nova Scotia (The), 3.35%[a]	14,443	326,207
Bank of Nova Scotia (The), 3.61%[a]	15,485	344,794
Bank of Nova Scotia (The) Series 30, 3.85%[a]	20,417	426,056
Bank of Nova Scotia (The) Series 32, 3.70%[a]	30,714	654,985
BCE Inc., 4.54%[a]	28,075	494,964
BCE Inc. Series AK, 4.15%[a]	48,150	883,807
Brookfield Asset Management Inc., 4.85%	15,410	290,039
Brookfield Asset Management Inc., 4.90%	15,411	293,518
Brookfield Asset Management Inc. Series 32, 4.50%[a]	23,114	514,265
Brookfield Asset Management Inc. Series 34, 4.20%[a]	19,262	422,242
Brookfield Office Properties Inc. Series T, 4.60%[a]	19,232	429,057
Canadian Imperial Bank of Commerce/Canada, 3.90%[a]	30,786	676,189
Canadian Utilities Ltd., 4.50%	17,335	337,645
Canadian Utilities Ltd. Series AA, 4.90%	11,558	248,074
Capital Power Corp., 4.60%[a]	11,558	224,524
Emera Inc. Series C, 4.10%[a]	19,262	423,739
Enbridge Inc., 4.00%[a]	16,412	333,554
Enbridge Inc., 4.40%[a]	40,989	873,142
Enbridge Inc. Series 3, 4.00%[a]	21,883	428,308
Enbridge Inc. Series 7, 4.40%[a]	9,120	194,250
Enbridge Inc. Series 9, 4.40%[a]	10,030	214,672
Enbridge Inc. Series B, 4.00%[a]	18,237	368,283
Enbridge Inc. Series F, 4.00%[a]	18,219	375,312
Enbridge Inc. Series H, 4.00%[a]	12,766	235,095
Enbridge Inc. Series N, 4.00%[a]	16,397	339,761
Enbridge Inc. Series P, 4.00%[a]	14,590	297,657
Enbridge Inc. Series R, 4.00%[a]	14,590	296,398
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	18,298	405,534
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	19,262	439,039
Intact Financial Corp. Series 3, 4.20%[a]	19,262	428,894
Manulife Financial Corp., 3.90%[a]	42,347	930,915
Manulife Financial Corp., 4.00%[a]	15,410	342,725
Manulife Financial Corp. Series 1-7, 4.60%[a]	19,232	434,038
Manulife Financial Corp. Series 9, 4.40%[a]	19,262	432,553
National Bank of Canada, 3.80%[a]	15,410	345,785
National Bank of Canada, 4.10%[a]	26,966	599,736
Pembina Pipeline Corp., 4.25%[a]	19,262	405,778
Pembina Pipeline Corp., 4.50%[a]	19,240	415,614
Pembina Pipeline Corp., 5.00%[a]	19,262	427,398
Power Financial Corp., 4.20%[a]	15,410	353,369
Power Financial Corp. Series R, 5.50%	19,262	438,041
Power Financial Corp. Series S, 4.80%	23,114	492,513
Royal Bank of Canada, 3.52%[a]	26,154	581,225
Royal Bank of Canada, 3.90%[a]	38,522	851,758
Royal Bank of Canada Series AL, 4.26%[a]	23,114	529,831
Royal Bank of Canada Series AZ, 4.00%[a]	38,522	854,419
Sun Life Financial Inc. Series 4, 4.45%	23,114	476,549
Toronto-Dominion Bank (The), 3.80%[a]	38,480	846,510
Toronto-Dominion Bank (The), 3.90%[a]	38,480	847,507
Toronto-Dominion Bank (The) Series S, 3.37%[a]	10,377	230,341

Security	Shares	Value

TransAlta Corp. Series A, 4.60%[a]	23,115	$301,348
TransCanada Corp., 4.00%[a]	46,225	1,008,908
TransCanada Corp., 4.25%[a]	34,670	761,198
TransCanada Corp. Series 1, 3.27%[a]	42,374	775,591
TransCanada Corp. Series 3, 4.00%[a]	26,967	417,223
TransCanada Corp. Series 5, 4.40%[a]	26,966	501,254

		30,040,776
SINGAPORE — 2.72%
City Developments Ltd., 0.00%[a,b]	635,605	510,844
Oversea Chinese Banking, 4.20%[b]	762,553	589,855

		1,100,699
SWEDEN — 1.09%
Sagax AB, 0.00%	96,310	442,904

		442,904
UNITED KINGDOM — 21.58%
Aviva PLC, 8.38%	192,623	394,206
Aviva PLC, 8.75%	192,621	409,219
Balfour Beatty PLC, 9.68%	215,739	388,532
Doric Nimrod Air Three Ltd., 0.00%	423,743	687,150
Doric Nimrod Air Two Ltd., 0.00%	332,724	1,133,578
Ecclesiastical Insurance Group PLC, 8.63%	205,045	418,029
General Accident PLC, 7.88%[b]	211,884	411,323
General Accident PLC, 8.88%	269,659	567,103
Lloyds Banking Group PLC, 9.25%	577,788	1,259,030
Lloyds Banking Group PLC, 9.75%	107,377	242,351
National Westminster Bank PLC Series A, 9.00%	269,660	573,938
Raven Russia Ltd., 12.00%	277,540	510,650
RSA Insurance Group PLC, 7.38%	240,776	450,516
Santander UK PLC, 10.38%	262,123	580,376
Standard Chartered PLC, 7.38%	184,990	328,467
Standard Chartered PLC, 8.25%	191,179	381,563

		8,736,031

TOTAL PREFERRED STOCKS (Cost: $43,751,067)		40,320,410

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	46,970	46,970
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	2,863	2,863

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

December 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,156	$3,156

		52,989

TOTAL SHORT-TERM INVESTMENTS (Cost: $52,989)		52,989

TOTAL INVESTMENTS IN SECURITIES — 99.74% (Cost: $43,804,056)		40,373,399
Other Assets, Less Liabilities — 0.26%		104,590

NET ASSETS — 100.00%		$40,477,989

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

184

Schedule of Investments  (Unaudited)

iSHARES® JAPAN LARGE-CAP ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.77%

AIR FREIGHT & LOGISTICS — 0.34%
Yamato Holdings Co. Ltd.	12,500	$249,645

		249,645
AIRLINES — 0.83%
ANA Holdings Inc.	105,000	262,117
Japan Airlines Co. Ltd.	11,500	345,302

		607,419
AUTO COMPONENTS — 3.32%
Aisin Seiki Co. Ltd.	6,000	217,941
Bridgestone Corp.	21,500	752,980
Denso Corp.	17,000	801,401
Sumitomo Electric Industries Ltd.	25,000	315,484
Toyota Industries Corp.	6,500	336,670

		2,424,476
AUTOMOBILES — 13.17%
Fuji Heavy Industries Ltd.	21,000	753,159
Honda Motor Co. Ltd.	57,000	1,676,317
Isuzu Motors Ltd.	21,000	259,490
Nissan Motor Co. Ltd.	81,500	718,508
Suzuki Motor Corp.	14,500	440,218
Toyota Motor Corp.	91,500	5,768,022

		9,615,714
BEVERAGES — 1.19%
Asahi Group Holdings Ltd.	15,500	484,346
Kirin Holdings Co. Ltd.	30,500	380,821

		865,167
BUILDING PRODUCTS — 1.54%
Asahi Glass Co. Ltd.	40,000	196,505
Daikin Industries Ltd.	9,500	618,833
LIXIL Group Corp.	9,000	191,718
TOTO Ltd.	10,000	117,436

		1,124,492
CAPITAL MARKETS — 1.50%
Daiwa Securities Group Inc.	50,000	395,179
Nomura Holdings Inc.	121,500	699,440

		1,094,619
CHEMICALS — 3.94%
Asahi Kasei Corp.	40,000	368,823
JSR Corp.	6,500	112,549
Kuraray Co. Ltd.	11,000	126,427
Mitsubishi Chemical Holdings Corp.	48,000	235,606
Mitsui Chemicals Inc.	35,000	100,421
Nippon Paint Holdings Co. Ltd.	5,000	146,795

Security	Shares	Value

Nitto Denko Corp.	5,500	$310,701
Shin-Etsu Chemical Co. Ltd.	13,000	852,896
Sumitomo Chemical Co. Ltd.	55,000	219,734
Toray Industries Inc.	50,000	403,770

		2,877,722
COMMERCIAL BANKS — 8.73%
Mitsubishi UFJ Financial Group Inc.	448,500	2,485,744
Mizuho Financial Group Inc.	771,000	1,302,202
Resona Holdings Inc.	69,500	354,702
Shinsei Bank Ltd.	60,000	105,592
Sumitomo Mitsui Financial Group Inc.	45,000	1,642,062
Sumitomo Mitsui Trust Holdings Inc.	125,040	483,077

		6,373,379
COMMERCIAL SERVICES & SUPPLIES — 0.95%
Dai Nippon Printing Co. Ltd.	20,000	181,826
Secom Co. Ltd.	6,500	376,517
Toppan Printing Co. Ltd.	20,000	131,281

		689,624
COMPUTERS & PERIPHERALS — 3.12%
Canon Inc.	35,550	1,138,745
FUJIFILM Holdings Corp.	15,500	478,465
Konica Minolta Holdings Inc.	16,500	182,347
NEC Corp.	80,000	235,539
Ricoh Co. Ltd.	23,500	240,890

		2,275,986
CONSTRUCTION & ENGINEERING — 1.13%
JGC Corp.	8,000	166,279
Kajima Corp.	30,000	124,859
Obayashi Corp.	25,000	163,268
Shimizu Corp.	25,000	171,609
Taisei Corp.	35,000	200,550

		826,565
CONSTRUCTION MATERIALS — 0.17%
Taiheiyo Cement Corp.	40,000	126,444

		126,444
CONTAINERS & PACKAGING — 0.10%
Toyo Seikan Group Holdings Ltd.	5,500	69,361

		69,361
DIVERSIFIED FINANCIAL SERVICES — 0.73%
ORIX Corp.	42,000	533,692

		533,692
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.60%
Nippon Telegraph and Telephone Corp.	22,500	1,165,582

		1,165,582

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

December 31, 2014

Security	Shares	Value

ELECTRIC UTILITIES — 1.05%
Chubu Electric Power Co. Inc.[a]	22,500	$266,202
Kansai Electric Power Co. Inc. (The)[a]	25,500	244,164
Kyushu Electric Power Co. Inc.[a]	15,000	151,382
Tokyo Electric Power Co. Inc.[a]	25,500	104,641

		766,389
ELECTRICAL EQUIPMENT — 1.87%
Mitsubishi Electric Corp.	70,000	844,239
Nidec Corp.	8,000	523,858

		1,368,097
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.37%
Hirose Electric Co. Ltd.	1,000	117,436
Hitachi Ltd.	155,000	1,164,423
Hoya Corp.	13,500	462,217
Keyence Corp.	1,536	689,371
Kyocera Corp.	11,500	532,916
Murata Manufacturing Co. Ltd.	6,500	718,337
TDK Corp.	4,000	238,876

		3,923,576
FOOD & STAPLES RETAILING — 1.79%
Aeon Co. Ltd.	27,000	273,277
Lawson Inc.	2,000	121,606
Seven & I Holdings Co. Ltd.	25,000	908,816

		1,303,699
FOOD PRODUCTS — 1.29%
Ajinomoto Co. Inc.	20,000	374,161
NH Foods Ltd.	6,000	132,015
Nissin Foods Holdings Co. Ltd.	3,000	144,376
Yakult Honsha Co. Ltd.	5,500	292,673

		943,225
GAS UTILITIES — 0.89%
Osaka Gas Co. Ltd.	65,000	244,506
Tokyo Gas Co. Ltd.	75,000	407,919

		652,425
HEALTH CARE EQUIPMENT & SUPPLIES — 0.36%
Terumo Corp.	11,500	264,444

		264,444
HOTELS, RESTAURANTS & LEISURE — 0.63%
Oriental Land Co. Ltd.	2,000	462,905

		462,905
HOUSEHOLD DURABLES — 2.91%
Nikon Corp.	13,000	173,919
Panasonic Corp.	73,000	868,852
Sekisui House Ltd.	20,000	264,731
Sharp Corp./Japan[a,b]	55,000	122,941

Security	Shares	Value

Sony Corp.	33,500	$690,844

		2,121,287
HOUSEHOLD PRODUCTS — 0.52%
Unicharm Corp.	15,500	376,463

		376,463
INDUSTRIAL CONGLOMERATES — 0.79%
Toshiba Corp.	135,000	576,955

		576,955
INSURANCE — 2.87%
Dai-ichi Life Insurance Co. Ltd. (The)	36,000	552,784
MS&AD Insurance Group Holdings Inc.	17,000	408,428
Sompo Japan Nipponkoa Holdings Inc.	13,000	330,814
Tokio Marine Holdings Inc.	24,500	803,793

		2,095,819
INTERNET SOFTWARE & SERVICES — 0.19%
Yahoo! Japan Corp.	39,000	141,499

		141,499
IT SERVICES — 0.65%
Fujitsu Ltd.	60,000	322,432
NTT Data Corp.	4,000	150,632

		473,064
LEISURE EQUIPMENT & PRODUCTS — 0.12%
Sega Sammy Holdings Inc.	7,000	90,846

		90,846
MACHINERY — 5.79%
FANUC Corp.	6,000	998,124
Kawasaki Heavy Industries Ltd.	55,000	253,680
Komatsu Ltd.	31,000	693,974
Kubota Corp.	37,000	543,451
Makita Corp.	4,500	205,680
Mitsubishi Heavy Industries Ltd.	105,000	586,588
NGK Insulators Ltd.	10,000	208,015
NSK Ltd.	15,000	180,408
SMC Corp.	2,100	559,965

		4,229,885
MARINE — 0.38%
Mitsui O.S.K. Lines Ltd.	40,000	119,772
Nippon Yusen K.K.	55,000	156,887

		276,659
MEDIA — 0.47%
Dentsu Inc.	8,000	339,631

		339,631

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

December 31, 2014

Security	Shares	Value

METALS & MINING — 2.45%
JFE Holdings Inc.	18,025	$405,316
Kobe Steel Ltd.	110,000	191,751
Mitsubishi Materials Corp.	40,000	134,117
Nippon Steel & Sumitomo Metal Corp.	300,045	753,022
Sumitomo Metal Mining Co. Ltd.	20,000	301,931

		1,786,137
OIL, GAS & CONSUMABLE FUELS — 0.94%
INPEX Corp.	34,000	381,559
JX Holdings Inc.	78,040	305,794

		687,353
PAPER & FOREST PRODUCTS — 0.15%
Oji Holdings Corp.	30,000	108,345

		108,345
PERSONAL PRODUCTS — 1.11%
Kao Corp.	16,000	634,822
Shiseido Co. Ltd.	12,500	176,509

		811,331
PHARMACEUTICALS — 5.45%
Astellas Pharma Inc.	71,540	1,006,316
Chugai Pharmaceutical Co. Ltd.	6,500	160,691
Daiichi Sankyo Co. Ltd.	21,003	295,701
Eisai Co. Ltd.	8,500	331,223
Ono Pharmaceutical Co. Ltd.	3,500	313,232
Otsuka Holdings Co. Ltd.	17,500	527,941
Shionogi & Co. Ltd.	10,000	260,645
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	123,441
Takeda Pharmaceutical Co. Ltd.	23,000	958,501

		3,977,691
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.69%
Daiwa House Industry Co. Ltd.	21,000	401,626
Mitsubishi Estate Co. Ltd.	45,000	959,152
Mitsui Fudosan Co. Ltd.	30,000	814,463
Sumitomo Realty & Development Co. Ltd.	15,000	516,890

		2,692,131
ROAD & RAIL — 4.07%
Central Japan Railway Co.	6,500	983,444
East Japan Railway Co.	12,500	951,145
Kintetsu Corp.	60,000	198,674
Nippon Express Co. Ltd.	30,000	153,634
Odakyu Electric Railway Co. Ltd.	20,000	178,823
Tokyu Corp.	35,000	218,650
West Japan Railway Co.	6,000	285,850

		2,970,220
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.83%
Rohm Co. Ltd.	3,000	184,161

Security	Shares	Value

Tokyo Electron Ltd.	5,500	$422,999

		607,160
SOFTWARE — 0.50%
Nintendo Co. Ltd.	3,500	367,968

		367,968
SPECIALTY RETAIL — 1.32%
Fast Retailing Co. Ltd.	2,000	734,643
Nitori Holdings Co. Ltd.	2,500	135,118
Yamada Denki Co. Ltd.	27,500	93,123

		962,884
TOBACCO — 1.39%
Japan Tobacco Inc.	36,500	1,013,153

		1,013,153
TRADING COMPANIES & DISTRIBUTORS — 4.13%
ITOCHU Corp.	52,500	565,745
Marubeni Corp.	54,000	326,400
Mitsubishi Corp.	51,500	952,296
Mitsui & Co. Ltd.	56,500	764,125
Sumitomo Corp.	39,500	409,183

		3,017,749
WIRELESS TELECOMMUNICATION SERVICES — 3.44%
NTT DOCOMO Inc.	44,000	648,834
SoftBank Corp.	31,000	1,864,215

		2,513,049

TOTAL COMMON STOCKS (Cost: $89,745,058)		72,841,926

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	122,342	122,342
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	7,458	7,458

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

December 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	30,358	$30,358

		160,158

TOTAL SHORT-TERM INVESTMENTS (Cost: $160,158)		160,158

TOTAL INVESTMENTS IN SECURITIES — 99.99% (Cost: $89,905,216)		73,002,084
Other Assets, Less Liabilities — 0.01%		7,739

NET ASSETS — 100.00%		$73,009,823

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

188

Schedule of Investments  (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 72.09%

BRAZIL — 23.54%
AMBEV SA SP ADR	8,592,192	$53,443,434
Banco do Brasil SA	2,112,000	18,885,802
BM&F Bovespa SA	3,408,000	12,628,395
BRF — Brasil Foods SA SP ADR	1,250,400	29,196,840
CCR SA	1,632,000	9,460,959
Cielo SA	1,276,840	20,015,771
Companhia Siderurgica Nacional SA SP ADR[a]	1,360,608	2,830,065
CPFL Energia SA SP ADR	526,272	7,141,511
Embraer SA SP ADR	303,744	11,196,004
Ultrapar Participacoes SA	816,000	15,793,845

		180,592,626
CHILE — 10.34%
Banco de Chile	39,269,856	4,550,476
Banco Santander (Chile) SA SP ADR	293,184	5,781,588
Cencosud SA	2,240,448	5,590,321
Empresa Nacional de Electricidad SA SP ADR	206,208	9,225,746
Empresas CMPC SA	2,498,688	6,252,793
Empresas COPEC SA	955,968	10,789,041
Enersis SA SP ADR	722,112	11,575,455
LATAM Airlines Group SA SP ADR[a,b]	679,008	8,134,516
SACI Falabella	1,974,048	13,244,029
Sociedad Quimica y Minera de Chile SA Series B SP ADR	174,816	4,174,606

		79,318,571
COLOMBIA — 2.37%
Bancolombia SA SP ADR	213,120	10,204,186
Ecopetrol SA SP ADR[a]	465,216	7,964,498

		18,168,684
MEXICO — 31.44%
Alfa SAB de CV Series A	6,873,600	15,360,938
America Movil SAB de CV Series L	76,089,600	84,660,150
Cemex SAB de CV CPO[b]	23,164,963	23,636,835
Fomento Economico Mexicano SAB de CV BD Units	3,916,800	34,778,798
Grupo Elektra SAB de CVa	125,280	4,784,604
Grupo Financiero Banorte SAB de CV Series O	5,232,000	28,822,633
Grupo Televisa SAB de CV CPO	4,080,000	27,843,566
Wal-Mart de Mexico SAB de CV Series V	9,907,200	21,320,333

		241,207,857
PERU — 4.40%
Cia. de Minas Buenaventura SAA SP ADR	348,288	3,329,633
Credicorp Ltd.	122,784	19,667,541
Southern Copper Corp.	383,712	10,820,679

		33,817,853

TOTAL COMMON STOCKS (Cost: $699,572,530)		553,105,591

Security	Shares	Value

PREFERRED STOCKS — 27.57%

BRAZIL — 27.57%
Banco Bradesco SA SP ADR	3,967,008	$53,038,897
Companhia Energetica de Minas Gerais SP ADR	1,359,168	6,755,065
Gerdau SA SP ADR	1,685,664	5,984,107
Itau Unibanco Holding SA SP ADR	5,206,272	67,733,599
Itausa — Investimentos Itau SA	5,952,174	21,025,850
Petroleo Brasileiro SA SP ADR	3,855,936	29,227,995
Vale SA Class A SP ADR[a]	3,822,720	27,752,947

		211,518,460

TOTAL PREFERRED STOCKS (Cost: $458,594,318)		211,518,460

SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	14,636,387	14,636,387
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	892,178	892,178
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,066,675	1,066,675

		16,595,240

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,595,240)		16,595,240

TOTAL INVESTMENTS IN SECURITIES — 101.82% (Cost: $1,174,762,088)		781,219,291
Other Assets, Less Liabilities — (1.82)%		(13,979,852)

NET ASSETS — 100.00%		$767,239,439

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

189

Schedule of Investments  (Unaudited)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 1.39%
AeroVironment Inc.[a,b]	48,122	$1,311,325
American Science and Engineering Inc.	20,157	1,046,148
API Technologies Corp.[a,b]	108,723	231,580
Arotech Corp.[a,b]	59,154	137,237
Breeze-Eastern Corp.[a,b]	16,819	170,713
CPI Aerostructures Inc.[a,b]	26,475	277,723
Ducommun Inc.[a]	28,747	726,724
Engility Holdings Inc.[a]	46,474	1,989,087
Erickson Inc.[a,b]	12,660	105,584
Innovative Solutions and Support Inc.[a]	37,683	119,832
Keyw Holding Corp. (The)[a,b]	87,208	905,219
Kratos Defense & Security Solutions Inc.[a,b]	124,272	623,845
LMI Aerospace Inc.[a,b]	29,718	419,024
National Presto Industries Inc.[b]	12,738	739,314
SIFCO Industries Inc.	8,084	235,649
Sparton Corp.[a]	27,479	778,755
Taser International Inc.[a,b]	138,634	3,671,028

		13,488,787
AIR FREIGHT & LOGISTICS — 0.47%
Air Transport Services Group Inc.[a]	130,468	1,116,806
Echo Global Logistics Inc.[a]	59,771	1,745,313
Park-Ohio Holdings Corp.	22,857	1,440,677
Radiant Logistics Inc.[a]	57,307	242,409

		4,545,205
AIRLINES — 0.50%
Hawaiian Holdings Inc.[a,b]	115,105	2,998,485
Republic Airways Holdings Inc.[a]	128,225	1,870,803

		4,869,288
AUTO COMPONENTS — 1.08%
Fuel Systems Solutions Inc.[a,b]	34,660	379,180
Modine Manufacturing Co.[a]	121,294	1,649,598
Motorcar Parts of America Inc.[a]	46,096	1,433,125
Quantum Fuel Systems Technologies Worldwide Inc.[a,b]	60,746	126,959
Remy International Inc.	79,592	1,665,065
Shiloh Industries Inc.[a]	18,628	293,018
Spartan Motors Inc.	87,471	460,098
Stoneridge Inc.[a,b]	74,020	951,897
Strattec Security Corp.	9,227	761,966
Superior Industries International Inc.	58,800	1,163,652
Sypris Solutions Inc.	43,589	115,075
Tower International Inc.[a]	54,317	1,387,799
UQM Technologies Inc.[a]	106,590	83,247

		10,470,679
AUTOMOBILES — 0.16%
Winnebago Industries Inc.[b]	69,634	1,515,236

		1,515,236

Security	Shares	Value

BEVERAGES — 0.12%
Craft Brew Alliance Inc.[a,b]	30,320	$404,469
MGP Ingredients Inc.	22,437	355,851
Primo Water Corp.[a]	58,873	253,742
Reed’s Inc.[a]	30,689	181,372

		1,195,434
BIOTECHNOLOGY — 11.32%
Achillion Pharmaceuticals Inc.[a]	252,365	3,091,471
Actinium Pharmaceuticals Inc.[a,b]	57,870	340,854
Adamas Pharmaceuticals Inc.[a]	7,196	124,995
Advaxis Inc.[a]	57,752	462,594
Agenus Inc.[a]	175,696	697,513
Akebia Therapeutics Inc.[a,b]	20,651	240,378
Alder Biopharmaceuticals Inc.[a,b]	21,089	613,479
AMAG Pharmaceuticals Inc.[a]	53,758	2,291,166
Amicus Therapeutics Inc.[a,b]	162,406	1,351,218
Anacor Pharmaceuticals Inc.[a]	85,615	2,761,084
Anthera Pharmaceuticals Inc.[a]	32,423	51,228
Applied Genetic Technologies Corp.[a]	14,551	305,862
Ardelyx Inc.[a]	12,784	241,490
Argos Therapeutics Inc.[a]	3,885	38,850
ArQule Inc.[a]	175,157	213,692
Array BioPharma Inc.[a,b]	333,184	1,575,960
Arrowhead Research Corp.[a,b]	140,052	1,033,584
Atara Biotherapeutics Inc.[a,b]	14,827	396,622
Athersys Inc.[a,b]	233,250	368,535
Auspex Pharmaceuticals Inc.[a,b]	24,483	1,284,868
Avalanche Biotechnologies Inc.[a,b]	17,870	964,980
AVEO Pharmaceuticals Inc.[a]	158,097	132,833
BIND Therapeutics Inc.[a,b]	20,334	109,804
BioCryst Pharmaceuticals Inc.[a]	182,106	2,214,409
BioSpecifics Technologies Corp.[a]	11,551	446,100
Biota Pharmaceuticals Inc.[a]	92,474	207,142
Biotime Inc.[a,b]	130,056	485,109
Bluebird Bio Inc.[a]	56,090	5,144,575
Calithera Biosciences Inc.[a]	20,629	416,706
Cancer Genetics Inc.[a,b]	9,579	63,988
Cara Therapeutics Inc.[a]	16,379	163,299
CASI Pharmaceuticals Inc.[a]	33,722	44,850
Catalyst Pharmaceutical Partners Inc.[a]	188,458	559,720
Cel-Sci Corp.[a,b]	208,477	121,125
Celladon Corp.[a,b]	19,233	375,620
Cellular Dynamics International Inc.[a,b]	25,613	164,692
Celsion Corp.[a]	48,241	112,402
ChemoCentryx Inc.[a,b]	74,798	510,870
Chimerix Inc.[a]	77,927	3,137,341
Coherus Biosciences Inc.[a,b]	17,542	286,285
Conatus Pharmaceuticals Inc.[a,b]	26,925	188,475
Concert Pharmaceuticals Inc.[a,b]	20,226	269,410
Coronado Biosciences Inc.[a,b]	94,400	230,336
CTI BioPharma Corp.[a,b]	395,374	933,083
Curis Inc.[a,b]	243,285	364,927
Cyclacel Pharmaceuticals Inc.[a,b]	117,778	82,433
Cytokinetics Inc.[a]	92,885	744,009
Cytori Therapeutics Inc.[a,b]	201,093	98,274
CytRx Corp.[a,b]	146,184	400,544
Dicerna Pharmaceuticals Inc.[a,b]	10,675	175,817
Discovery Laboratories Inc.[a]	263,019	305,102
Dynavax Technologies Corp.[a,b]	70,762	1,193,047
Eagle Pharmaceuticals Inc.[a]	3,231	50,080

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

Enanta Pharmaceuticals Inc.[a,b]	27,247	$1,385,510
Esperion Therapeutics Inc.[a,b]	17,837	721,328
Fate Therapeutics Inc.[a]	23,926	120,348
Fibrocell Science Inc.[a,b]	71,920	184,115
Five Prime Therapeutics Inc.[a]	45,446	1,227,042
Flexion Therapeutics Inc.[a]	13,746	277,532
Galectin Therapeutics Inc.[a,b]	57,524	199,608
Galena Biopharma Inc.[a,b]	322,250	486,597
Genocea Biosciences Inc.[a,b]	11,810	82,670
Geron Corp.[a,b]	417,115	1,355,624
GlycoMimetics Inc.[a]	24,483	176,278
GTx Inc.[a,b]	81,871	59,766
Harvard Apparatus Regenerative Technology Inc.[a]	20,186	64,191
Heat Biologics Inc.[a,b]	10,477	49,242
Heron Therapeutics Inc.[a]	59,665	600,230
Hyperion Therapeutics Inc.[a,b]	35,887	861,288
Idera Pharmaceuticals Inc.[a,b]	158,714	699,929
Ignyta Inc.[a]	39,837	272,883
Immune Design Corp.[a,b]	15,783	485,801
ImmunoCellular Therapeutics Ltd.[a,b]	173,932	126,970
Immunomedics Inc.[a,b]	219,328	1,052,774
Infinity Pharmaceuticals Inc.[a]	127,964	2,161,312
Inovio Pharmaceuticals Inc.[a,b]	158,579	1,455,755
Insmed Inc.[a]	129,961	2,010,497
Insys Therapeutics Inc.[a,b]	25,408	1,071,201
IsoRay Inc.[a,b]	159,002	232,143
KaloBios Pharmaceuticals Inc.[a,b]	62,043	107,334
Karyopharm Therapeutics Inc.[a,b]	34,798	1,302,489
Kindred Biosciences Inc.[a]	32,280	240,486
Kythera Biopharmaceuticals Inc.[a,b]	45,865	1,590,598
La Jolla Pharmaceutical Co.[a]	32,426	598,260
Loxo Oncology Inc.[a]	2,658	31,232
MacroGenics Inc.[a]	52,667	1,847,032
Medgenics Inc.[a]	45,752	231,505
MediciNova Inc.[a]	57,295	174,177
MEI Pharma Inc.[a,b]	59,944	255,961
Mirati Therapeutics Inc.[a,b]	18,911	350,232
Nanosphere Inc.[a,b]	284,188	111,430
NanoViricides Inc.[a,b]	105,673	287,431
Navidea Biopharmaceuticals Inc.[a,b]	376,465	711,519
NeoStem Inc.[a,b]	62,386	235,195
Neuralstem Inc.[a,b]	196,308	533,958
NewLink Genetics Corp.[a,b]	52,196	2,074,791
Northwest Biotherapeutics Inc.[a,b]	101,905	545,192
Ohr Pharmaceutical Inc.[a,b]	70,313	586,410
OncoGenex Pharmaceutical Inc.[a,b]	59,145	135,442
OncoMed Pharmaceuticals Inc.[a,b]	33,309	724,804
Onconova Therapeutics Inc.[a,b]	25,648	84,382
Oncothyreon Inc.[a]	216,330	411,027
Orexigen Therapeutics Inc.[a,b]	317,042	1,921,275
Organovo Holdings Inc.[a,b]	164,738	1,194,350
Osiris Therapeutics Inc.[a,b]	52,299	836,261
Otonomy Inc.[a,b]	18,617	620,505
OvaScience Inc.[a,b]	40,862	1,806,918
OXiGENE Inc.[a,b]	58,550	94,265
Peregrine Pharmaceuticals Inc.[a,b]	482,252	670,330
Pfenex Inc.[a]	24,454	179,003
PharmAthene Inc.[a,b]	158,760	287,356
Progenics Pharmaceuticals Inc.[a,b]	184,745	1,396,672
Prothena Corp. PLC[a]	68,947	1,431,340
PTC Therapeutics Inc.[a,b]	65,028	3,366,500
Radius Health Inc.[a,b]	20,210	786,371
Raptor Pharmaceutical Corp.[a,b]	165,962	1,745,920

Security	Shares	Value

Receptos Inc.[a]	56,577	$6,931,248
Regado Biosciences Inc.[a,b]	40,725	37,186
Regulus Therapeutics Inc.[a,b]	34,550	554,182
Repligen Corp.[a,b]	84,492	1,672,942
Retrophin Inc.[a,b]	57,754	706,909
Rigel Pharmaceuticals Inc.[a]	243,656	553,099
Sage Therapeutics Inc.[a]	14,889	544,937
Sorrento Therapeutics Inc.[a]	61,792	622,245
Spectrum Pharmaceuticals Inc.[a,b]	172,880	1,198,058
StemCells Inc.[a]	183,948	172,727
Stemline Therapeutics Inc.[a,b]	32,120	547,967
Sunesis Pharmaceuticals Inc.[a,b]	120,537	307,369
Synergy Pharmaceuticals Inc.[a,b]	247,055	753,518
Synta Pharmaceuticals Corp.[a,b]	167,860	444,829
Synthetic Biologics Inc.[a,b]	165,653	241,853
T2 Biosystems Inc.[a,b]	15,478	297,797
Targacept Inc.[a,b]	87,809	230,938
Tenax Therapeutics Inc.[a,b]	69,011	265,002
TG Therapeutics Inc.[a]	70,750	1,120,680
Threshold Pharmaceuticals Inc.[a,b]	144,133	458,343
Tokai Pharmaceuticals Inc.[a,b]	15,252	224,814
Tonix Pharmaceuticals Holding Corp.[a]	28,825	168,338
Trevena Inc.[a]	18,448	110,319
TrovaGene Inc.[a,b]	67,701	291,114
Vanda Pharmaceuticals Inc.[a,b]	93,943	1,345,264
Verastem Inc.[a,b]	52,776	482,373
Vericel Corp.[a]	12,326	37,471
Versartis Inc.[a]	18,281	410,408
Vical Inc.[a]	238,186	250,095
Vitae Pharmaceuticals Inc.[a]	14,468	240,748
Vital Therapies Inc.[a]	13,642	340,095
Xencor Inc.[a,b]	40,298	646,380
XOMA Corp.[a,b]	230,569	827,743
Zafgen Inc.[a]	17,870	551,111
ZIOPHARM Oncology Inc.[a,b]	218,561	1,108,104

		109,807,623
BUILDING PRODUCTS — 0.74%
Alpha Pro Tech Ltd.[a,b]	46,335	119,081
American Woodmark Corp.[a]	31,394	1,269,573
Builders FirstSource Inc.[a,b]	122,263	839,947
Gibraltar Industries Inc.[a]	78,361	1,274,150
Insteel Industries Inc.	45,139	1,064,378
Norcraft Companies Inc.[a]	21,226	409,662
Patrick Industries Inc.[a,b]	21,850	960,963
PGT Inc.[a,b]	124,526	1,199,185

		7,136,939
CAPITAL MARKETS — 1.31%
Arlington Asset Investment Corp. Class Ab	47,166	1,255,087
CIFC Corp.	19,660	162,588
Cowen Group Inc. Class Aa,b	297,143	1,426,286
Diamond Hill Investment Group Inc.	7,867	1,085,961
FBR & Co.[a]	22,216	546,291
Fifth Street Asset Management Inc.[a,b]	15,522	216,532
GFI Group Inc.	191,767	1,045,130
INTL FCStone Inc.[a]	41,339	850,343
Ladenburg Thalmann Financial Services Inc.[a,b]	267,015	1,054,709
Manning & Napier Inc.	38,028	525,547
Medley Management Inc.	15,471	227,424
Oppenheimer Holdings Inc. Class A	26,323	612,010

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

Pzena Investment Management Inc. Class A	31,771	$300,554
RCS Capital Corp. Class A	24,681	302,095
Safeguard Scientifics Inc.[a,b]	54,661	1,083,381
Silvercrest Asset Management Group Inc.	16,827	263,343
SWS Group Inc.[a,b]	81,166	560,857
U.S. Global Investors Inc. Class A	3,457	10,717
Westwood Holdings Group Inc.	19,558	1,209,076

		12,737,931
CHEMICALS — 1.20%
Advanced Emissions Solutions Inc.[a]	57,829	1,317,923
American Vanguard Corp.	71,634	832,387
Chase Corp.	18,498	665,743
China Green Agriculture Inc.[b]	62,886	95,587
Codexis Inc.[a]	93,021	234,413
Core Molding Technologies Inc.[a]	21,338	298,092
FutureFuel Corp.	53,559	697,338
Hawkins Inc.	27,507	1,191,878
KMG Chemicals Inc.	25,366	507,320
Landec Corp.[a]	69,661	962,018
Marrone Bio Innovations Inc.[a,b]	37,370	134,906
Northern Technologies International Corp.[a]	9,817	209,495
OMNOVA Solutions Inc.[a]	121,070	985,510
Penford Corp.[a]	30,161	563,709
Rentech Inc.[a]	429,103	540,670
Senomyx Inc.[a,b]	114,102	685,753
TOR Minerals International Inc.[a]	5,054	37,248
Trecora Resources[a]	53,283	783,260
Zep Inc.	59,173	896,471

		11,639,721
COMMERCIAL BANKS — 11.92%
Access National Corp.	28,201	477,443
American National Bankshares Inc.	24,132	598,715
American River Bankshares[a]	28,172	265,380
Ameris Bancorp	66,365	1,701,599
AmeriServ Financial Inc.	60,111	188,749
Ames National Corp.	25,490	661,211
Arrow Financial Corp.	29,653	815,161
Banc of California Inc.	85,658	982,497
Bancorp Inc. (The)[a]	86,633	943,433
Bank of Commerce Holdings	58,244	347,717
Bank of Kentucky Financial Corp. (The)	17,325	836,278
Bank of Marin Bancorp	15,993	841,072
Banner Corp.	50,113	2,155,861
Bar Harbor Bankshares	17,820	570,240
Baylake Corp.	18,259	228,055
BCB Bancorp Inc.	24,917	292,276
Blue Hills Bancorp Inc.[a]	73,728	1,001,226
BNC Bancorp	53,991	929,185
Bridge Bancorp Inc.	31,637	846,290
Bridge Capital Holdings[a,b]	28,119	629,303
Bryn Mawr Bank Corp.	36,244	1,134,437
BSB Bancorp Inc.[a,b]	40,464	753,844
C&F Financial Corp.	9,791	389,094
C1 Financial Inc.[a]	8,420	154,002
Camden National Corp.	20,133	802,099
Capital City Bank Group Inc.	30,746	477,793
Cardinal Financial Corp.	81,284	1,611,862
Carolina Bank Holdings Inc.[a]	6,988	68,413
Cascade Bancorp[a]	83,971	435,809

Security	Shares	Value

CenterState Banks Inc.	95,472	$1,137,072
Central Valley Community Bancorp	21,901	242,663
Century Bancorp Inc. Class A	10,195	408,412
Chemung Financial Corp.[b]	11,857	328,320
Citizens & Northern Corp.	35,619	736,245
Citizens Holding Co.	3,445	66,936
CNB Financial Corp.	39,387	728,659
CoBiz Financial Inc.	93,425	1,226,670
Codorus Valley Bancorp Inc.	15,145	308,201
Community Bankers Trust Corp.[a,b]	54,078	239,025
Community Trust Bancorp Inc.	40,504	1,482,851
CommunityOne Bancorp.[a]	29,736	340,477
ConnectOne Bancorp Inc.	60,049	1,140,931
CU Bancorp[a]	37,155	805,892
Customers Bancorp Inc.[a,b]	67,942	1,322,151
Eagle Bancorp Inc.[a]	66,603	2,365,739
Enterprise Bancorp Inc.	22,838	576,660
Enterprise Financial Services Corp.	51,162	1,009,426
Farmers Capital Bank Corp.[a]	24,075	560,707
Farmers National Banc Corp.[b]	70,533	588,951
Fidelity Southern Corp.	45,900	739,449
Financial Institutions Inc.	37,108	933,266
First Bancorp (North Carolina)	49,724	918,402
First Bancorp Inc. (Maine)	33,327	602,885
First Busey Corp.	186,894	1,216,680
First Business Financial Services Inc.[b]	11,600	555,756
First Community Bancshares Inc.	44,134	726,887
First Connecticut Bancorp Inc.	52,456	856,082
First Financial Corp.	29,726	1,058,840
First Internet Bancorp	13,011	217,804
First Merchants Corp.	94,872	2,158,338
First NBC Bank Holding Co.[a,b]	39,362	1,385,542
First of Long Island Corp. (The)	33,326	945,459
First Security Group Inc[a,b]	163,699	369,960
First South Bancorp Inc.	39,997	318,376
First United Corp.[a]	19,444	167,024
Flushing Financial Corp.	78,130	1,583,695
German American Bancorp Inc.	34,946	1,066,552
Great Southern Bancorp Inc.	25,766	1,022,137
Green Bancorp Inc.[a]	12,137	146,129
Guaranty Bancorp	41,807	603,693
Hampton Roads Bankshares Inc.[a]	89,409	150,207
Hanmi Financial Corp.	83,307	1,816,926
Heartland Financial USA Inc.	40,819	1,106,195
Heritage Commerce Corp.	62,145	548,740
Heritage Financial Corp.	79,315	1,391,978
Heritage Oaks Bancorp	78,125	655,469
HomeTrust Bancshares Inc.[a]	52,849	880,464
Horizon Bancorp	25,253	660,113
Hudson Valley Holding Corp.	37,320	1,013,611
Independent Bank Corp. (Michigan)	54,213	707,480
Independent Bank Group Inc.	24,105	941,541
Intervest Bancshares Corp.	50,133	503,837
Lakeland Bancorp Inc.	98,084	1,147,583
Lakeland Financial Corp.	42,425	1,844,215
LCNB Corp.	28,035	422,487
LNB Bancorp Inc.	27,119	488,956
Macatawa Bank Corp.[b]	77,788	423,167
MainSource Financial Group Inc.	52,993	1,108,614
MBT Financial Corp.[a]	68,532	341,975
Mercantile Bank Corp.	45,865	964,082
Merchants Bancshares Inc.	16,971	519,822
Metro Bancorp Inc.[a]	37,500	972,000

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

Middleburg Financial Corp.	20,233	$366,622
MidSouth Bancorp Inc.	23,104	400,623
MidWestOne Financial Group Inc.	20,635	594,494
Monarch Financial Holdings Inc.[b]	44,664	614,130
National Bankshares Inc.	19,593	595,431
NewBridge Bancorp[a,b]	87,754	764,337
Northrim BanCorp Inc.	21,481	563,661
Old Line Bancshares Inc.[b]	29,625	468,668
Old Second Bancorp Inc.[a]	77,614	416,787
Orrstown Financial Services Inc.[a]	30,888	524,478
Pacific Continental Corp.	48,754	691,332
Pacific Mercantile Bancorp[a]	55,900	393,536
Pacific Premier Bancorp Inc.[a]	46,759	810,333
Palmetto Bancshares Inc.	13,500	225,450
Park Sterling Corp.	124,395	914,303
Peak Resorts Inc.	25,787	206,296
Peapack-Gladstone Financial Corp.	33,226	616,675
Penns Woods Bancorp Inc.	14,380	708,359
Peoples Bancorp Inc.	35,497	920,437
Peoples Financial Corp.	6,101	75,957
Peoples Financial Services Corp.	20,693	1,028,028
Preferred Bank	31,756	885,675
Premier Financial Bancorp Inc.	18,305	285,192
QCR Holdings Inc.	11,729	211,591
Renasant Corp.	81,496	2,357,679
Republic Bancorp Inc. Class A	26,037	643,635
Republic First Bancorp Inc.[a]	75,562	283,358
Sandy Spring Bancorp Inc.	63,938	1,667,503
Seacoast Banking Corp. of Florida[a]	52,955	728,131
ServisFirst Bancshares Inc.	4,643	152,987
Shore Bancshares Inc.[a]	27,879	262,899
Sierra Bancorp	33,985	596,777
Simmons First National Corp. Class A	43,060	1,750,389
Southern Community Financial Corp.[a]	38,043	—
Southern National Bancorp of Virginia Inc.	37,506	423,818
Southside Bancshares Inc.[b]	64,500	1,864,705
Southwest Bancorp Inc.	52,806	916,712
Square 1 Financial Inc.[a,b]	18,762	463,421
State Bank Financial Corp.	84,850	1,695,303
Stock Yards Bancorp Inc.	37,994	1,266,720
Stonegate Bank	29,172	864,075
Suffolk Bancorp	31,467	714,616
Sun Bancorp Inc./NJa	24,173	468,956
Tompkins Financial Corp.	38,779	2,144,479
TowneBank	76,198	1,152,114
TriCo Bancshares	59,803	1,477,134
Tristate Capital Holdings Inc.[a]	58,208	596,050
Triumph Bancorp Inc.[a]	19,868	269,211
United Security Bancshares[a]	31,350	170,858
United Security Bancshares Inc.	22,760	200,971
Univest Corp. of Pennsylvania	43,303	876,453
Washington Trust Bancorp Inc.	36,999	1,486,620
West Bancorporation Inc.	44,210	752,454
Westbury Bancorp Inc.[a,b]	18,174	298,054
Wilshire Bancorp Inc.	183,740	1,861,286
Yadkin Financial Corp.[a]	53,949	1,060,098

		115,707,311
COMMERCIAL SERVICES & SUPPLIES — 1.42%
AMREP Corp.[a]	4,264	16,374
ARC Document Solutions Inc.[a]	107,029	1,093,836
Casella Waste Systems Inc. Class Aa,b	110,718	447,301

Security	Shares	Value

CECO Environmental Corp.	52,483	$815,586
Cenveo Inc.[a]	160,283	336,594
Courier Corp.	32,851	490,137
Ecology and Environment Inc. Class A	8,997	82,682
Ennis Inc.	63,870	860,329
Fuel Tech Inc.[a]	47,285	181,102
Heritage-Crystal Clean Inc.[a]	26,402	325,537
Hudson Technologies Inc.[a]	64,191	242,000
InnerWorkings Inc.[a,b]	87,207	679,343
Intersections Inc.[b]	19,977	78,110
Kimball International Inc. Class B	85,252	777,498
Metalico Inc.[a]	142,853	48,570
Multi-Color Corp.	31,811	1,762,966
Performant Financial Corp.[a]	73,876	491,275
SP Plus Corp.[a,b]	41,157	1,038,391
Team Inc.[a]	52,555	2,126,375
TRC Companies Inc.[a]	49,668	314,895
Versar Inc.[a]	36,454	115,195
Viad Corp.	53,885	1,436,574

		13,760,670
COMMUNICATIONS EQUIPMENT — 1.66%
Alliance Fiber Optic Products Inc.	32,717	474,724
Applied Optoelectronics Inc.[a,b]	38,975	437,300
Aviat Networks Inc.[a]	182,938	274,407
Bel Fuse Inc. Class B	27,165	742,691
Black Box Corp.	40,588	970,053
CalAmp Corp.[a,b]	94,656	1,732,205
Calix Inc.[a]	105,599	1,058,102
Clearfield Inc.[a,b]	32,896	404,950
ClearOne Inc.	21,615	208,801
Communications Systems Inc.	27,356	292,436
Comtech Telecommunications Corp.	38,910	1,226,443
Digi International Inc.[a]	66,329	616,196
Emcore Corp.[a]	76,691	406,462
Emulex Corp.[a,b]	179,359	1,016,966
Energous Corp.[a,b]	12,199	133,701
Extreme Networks Inc.[a]	245,786	867,625
KVH Industries Inc.[a]	44,553	563,595
Meru Networks Inc.[a,b]	56,775	213,474
Novatel Wireless Inc.[a]	97,420	313,692
Numerex Corp. Class Aa	41,392	457,796
Oclaro Inc.[a]	245,110	436,296
ParkerVision Inc.[a,b]	270,195	245,850
PCTEL Inc.	56,202	486,709
Procera Networks Inc.[a,b]	54,218	389,827
Relm Wireless Corp.[a,b]	22,707	108,994
ShoreTel Inc.[a]	165,464	1,216,160
TESSCO Technologies Inc.	15,770	457,330
Westell Technologies Inc. Class Aa	126,076	189,114
Zhone Technologies Inc.[a]	67,882	120,151

		16,062,050
COMPUTERS & PERIPHERALS — 0.72%
Astro-Med Inc.	16,866	278,289
Concurrent Computer Corp.	31,860	225,887
Dot Hill Systems Corp.[a]	165,854	733,075
Hutchinson Technology Inc.[a,b]	78,760	275,660
Imation Corp.[a]	99,478	377,022
Immersion Corp.[a]	74,739	707,778
Intevac Inc.[a,b]	67,232	522,393

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

Quantum Corp.[a]	583,891	$1,027,648
Qumu Corp.[a]	31,586	431,781
Silicon Graphics International Corp.[a,b]	88,185	1,003,545
TransAct Technologies Inc.	29,715	159,569
USA Technologies Inc.[a,b]	117,296	188,847
Violin Memory Inc.[a,b]	211,320	1,012,223

		6,943,717
CONSTRUCTION & ENGINEERING — 0.96%
Ameresco Inc. Class Aa	55,095	385,665
Argan Inc.	33,669	1,132,625
Comfort Systems USA Inc.	95,231	1,630,355
Furmanite Corp.[a]	101,691	795,224
Goldfield Corp. (The)[a,b]	83,734	203,474
Great Lakes Dredge & Dock Corp.[a]	150,449	1,287,843
Layne Christensen Co.[a,b]	53,856	513,786
MYR Group Inc.[a]	54,139	1,483,408
Northwest Pipe Co.[a]	25,064	754,928
Orion Marine Group Inc.[a,b]	73,672	814,076
Sterling Construction Co. Inc.[a,b]	56,875	363,431

		9,364,815
CONSTRUCTION MATERIALS — 0.15%
United States Lime & Minerals Inc.	5,249	382,442
US Concrete Inc.[a,b]	37,987	1,080,730

		1,463,172
CONSUMER FINANCE — 0.27%
Asta Funding Inc.[a]	36,617	320,399
Atlanticus Holdings Corp.[a]	14,523	34,202
Consumer Portfolio Services Inc.[a,b]	59,236	435,977
First Marblehead Corp. (The)[a]	27,508	163,673
Imperial Holdings Inc.[a,b]	53,507	348,866
JG Wentworth Co.[a,b]	34,334	366,000
Nicholas Financial Inc.[a]	29,669	442,068
QC Holdings Inc.	12,705	20,582
Regional Management Corp.[a,b]	27,997	442,632

		2,574,399
CONTAINERS & PACKAGING — 0.23%
AEP Industries Inc.[a]	10,565	614,354
Myers Industries Inc.	69,073	1,215,685
UFP Technologies Inc.[a]	17,952	441,350

		2,271,389
DISTRIBUTORS — 0.10%
VOXX International Corp.[a,b]	56,747	497,104
Weyco Group Inc.	16,944	502,728

		999,832
DIVERSIFIED CONSUMER SERVICES — 0.64%
2U Inc.[a,b]	27,049	531,783
Cambium Learning Group Inc.[a]	53,125	88,187
Career Education Corp.[a]	167,232	1,163,935
Carriage Services Inc.	40,646	851,534
Chegg Inc.[a,b]	194,178	1,341,770
Collectors Universe Inc.	19,677	410,462

Security	Shares	Value

ITT Educational Services Inc.[a,b]	58,324	$560,494
Liberty Tax Inc.[a,b]	10,910	389,923
Lincoln Educational Services Corp.	74,268	209,436
National American University Holdings Inc.	39,285	105,480
Universal Technical Institute Inc.	56,971	560,595

		6,213,599
DIVERSIFIED FINANCIAL SERVICES — 0.39%
GAIN Capital Holdings Inc.	61,023	550,427
Life Partners Holdings Inc.	44,133	29,401
Marlin Business Services Corp.	21,305	437,392
MicroFinancial Inc.	38,244	390,280
NewStar Financial Inc.[a]	68,986	883,021
PICO Holdings Inc.[a]	59,963	1,130,303
Resource America Inc. Class A	43,043	389,109

		3,809,933
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.64%
8x8 Inc.[a,b]	230,521	2,111,572
Alaska Communications Systems Group Inc.[a]	149,803	268,147
Alteva[a]	24,220	170,751
Consolidated Communications Holdings Inc.	131,468	3,658,755
Fairpoint Communications Inc.[a,b]	56,359	800,861
General Communication Inc. Class Aa	92,886	1,277,183
Hawaiian Telcom Holdco Inc.[a,b]	28,290	779,955
IDT Corp. Class B	43,421	881,881
inContact Inc.[a,b]	160,114	1,407,402
Inteliquent Inc.	83,707	1,643,168
Lumos Networks Corp.	47,743	803,037
magicJack VocalTec Ltd.[a,b]	47,783	387,998
ORBCOMM Inc.[a,b]	141,779	927,235
Straight Path Communications Inc. Class Ba	23,791	450,840
Towerstream Corp.[a,b]	205,672	380,493

		15,949,278
ELECTRIC UTILITIES — 0.17%
Genie Energy Ltd. Class Ba	38,016	234,939
Spark Energy Inc.	4,040	56,923
Unitil Corp.	36,901	1,353,160

		1,645,022
ELECTRICAL EQUIPMENT — 0.91%
Active Power Inc.[a]	71,927	132,346
Allied Motion Technologies Inc.	19,010	450,347
American Electric Technologies Inc.[a]	23,229	127,295
American Superconductor Corp.[a,b]	136,698	101,266
Broadwind Energy Inc.[a]	41,944	226,078
Capstone Turbine Corp.[a,b]	829,227	613,047
Enphase Energy Inc.[a,b]	47,295	675,846
FuelCell Energy Inc.[a,b]	596,940	919,288
Global Power Equipment Group Inc.	42,804	591,123
LSI Industries Inc.	52,127	353,942
Magnetek Inc.[a]	8,988	365,362
Orion Energy Systems Inc.[a]	56,810	312,455
Powell Industries Inc.	23,120	1,134,498
Power Solutions International Inc.[a,b]	11,818	609,927
PowerSecure International Inc.[a,b]	57,714	672,368
Preformed Line Products Co.	5,527	301,940
Real Goods Solar Inc. Class Aa,b	103,351	49,929

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

Revolution Lighting Technologies Inc.[a,b]	89,909	$121,377
SL Industries Inc.[a]	8,322	324,558
TCP International Holdings Ltd.[a]	18,493	113,732
Ultralife Corp.[a]	43,906	137,426
Vicor Corp.[a]	40,236	486,856

		8,821,006
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.27%
Acorn Energy Inc.[a,b]	78,088	60,206
Agilysys Inc.[a]	41,387	521,062
Checkpoint Systems Inc.[a]	107,034	1,469,577
ClearSign Combustion Corp.[a,b]	23,336	171,053
Control4 Corp.[a]	30,128	463,067
CTS Corp.	85,142	1,518,082
CUI Global Inc.[a]	56,762	422,877
Daktronics Inc.	93,291	1,167,070
DTS Inc.[a]	43,083	1,324,802
Echelon Corp.[a]	127,170	216,189
Electro Rent Corp.	39,517	554,819
Electro Scientific Industries Inc.	62,486	484,891
eMagin Corp.[a,b]	58,551	134,667
Frequency Electronics Inc.[a]	26,134	298,712
GSI Group Inc.[a]	80,316	1,182,252
I.D. Systems Inc.[a]	34,075	227,962
Identiv Inc.[a]	22,040	306,136
IEC Electronics Corp.[a]	39,130	185,867
Iteris Inc.[a]	100,180	173,311
Kemet Corp.[a]	129,007	541,829
KEY Tronic Corp.[a]	36,280	288,063
Kimball Electronics Inc.[a]	63,944	768,607
LoJack Corp.[a]	59,831	151,372
LRAD Corp.[a]	40,809	110,184
Maxwell Technologies Inc.[a,b]	81,090	739,541
Mercury Systems Inc.[a]	86,656	1,206,252
Mesa Laboratories Inc.	7,698	595,132
Microvision Inc.[a]	120,787	210,169
Mocon Inc.	14,665	261,624
Multi-Fineline Electronix Inc.[a]	24,356	273,518
NAPCO Security Technologies Inc.[a]	45,807	215,293
Neonode Inc.[a,b]	86,773	293,293
PAR Technology Corp.[a]	36,880	226,812
Park Electrochemical Corp.	52,634	1,312,166
PC Connection Inc.	23,450	575,697
PCM Inc.[a]	26,294	250,319
Perceptron Inc.	27,615	274,769
Planar Systems Inc.[a]	56,268	470,963
RadiSys Corp.[a]	79,527	186,093
Research Frontiers Inc.[a,b]	80,205	410,650
RF Industries Ltd.	17,154	69,817
Richardson Electronics Ltd.	39,665	396,650
Speed Commerce Inc.[a,b]	134,529	415,695
Uni-Pixel Inc.[a,b]	31,232	177,710
Viasystems Group Inc.[a]	9,488	154,465
Vishay Precision Group Inc.[a]	35,105	602,402

		22,061,687
ENERGY EQUIPMENT & SERVICES — 0.91%
Aspen Aerogels Inc.[a,b]	14,582	116,364
CHC Group Ltd.[a,b]	88,433	284,754
Dawson Geophysical Co.	20,444	250,030
Enservco Corp.[a]	57,454	92,501

Security	Shares	Value

Forbes Energy Services Ltd.[a,b]	49,417	$59,795
Glori Energy Inc.[a,b]	32,118	134,253
Gulf Island Fabrication Inc.	35,991	697,865
Independence Contract Drilling Inc.[a,b]	26,676	139,249
Matrix Service Co.[a]	67,371	1,503,721
Mitcham Industries Inc.[a]	36,431	216,036
Natural Gas Services Group Inc.[a,b]	33,105	762,739
Nordic American Offshore Ltd.[a]	47,232	580,009
Nuverra Environmental Solutions Inc.[a,b]	39,797	220,873
PHI Inc.[a]	33,705	1,260,567
Profire Energy Inc.[a,b]	27,155	61,913
RigNet Inc.[a,b]	31,620	1,297,369
Synthesis Energy Systems Inc.[a,b]	175,003	165,728
TGC Industries Inc.[a]	49,817	107,605
Vantage Drilling Co.[a]	546,726	267,240
Willbros Group Inc.[a]	102,350	641,734

		8,860,345
FOOD & STAPLES RETAILING — 0.54%
Chefs’ Warehouse Inc. (The)[a,b]	47,620	1,097,165
Fairway Group Holdings Corp.[a,b]	48,789	153,685
Liberator Medical Holdings Inc.	83,043	240,825
Natural Grocers by Vitamin Cottage Inc.[a,b]	23,150	652,135
Pantry Inc. (The)[a]	61,726	2,287,566
Roundy’s Inc.	89,705	434,172
Village Super Market Inc. Class A	15,469	423,387

		5,288,935
FOOD PRODUCTS — 1.12%
Alico Inc.	6,810	340,704
Boulder Brands Inc.[a,b]	155,405	1,718,779
Calavo Growers Inc.	35,738	1,690,408
Chiquita Brands International Inc.[a]	115,671	1,672,603
Coffee Holding Co. Inc.[a,b]	16,910	86,748
Farmer Bros. Co.[a]	18,803	553,748
Freshpet Inc.[a,b]	30,890	526,983
Inventure Foods Inc.[a,b]	42,797	545,234
John B. Sanfilippo & Son Inc.	21,882	995,631
Lifeway Foods Inc.[a,b]	15,072	279,284
Limoneira Co.	30,599	764,363
Omega Protein Corp.[a,b]	52,803	558,128
Rocky Mountain Chocolate Factory Inc.	23,976	316,483
S&W Seed Co.[a,b]	37,328	149,312
Seneca Foods Corp. Class Aa	23,034	622,609

		10,821,017
GAS UTILITIES — 0.29%
Chesapeake Utilities Corp.	36,904	1,832,653
Delta Natural Gas Co. Inc.	25,512	542,130
Gas Natural Inc.	36,008	396,808

		2,771,591
HEALTH CARE EQUIPMENT & SUPPLIES — 4.35%
Accuray Inc.[a,b]	204,132	1,541,197
Alphatec Holdings Inc.[a,b]	197,017	277,794
American Medical Alert Corp. Escrow[a,b]	12,839	—
AngioDynamics Inc.[a]	62,891	1,195,558
Anika Therapeutics Inc.[a,b]	36,229	1,475,969
Antares Pharma Inc.[a,b]	309,341	795,006

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

Atossa Genetics Inc.[a,b]	33,792	$48,323
AtriCure Inc.[a,b]	72,737	1,451,830
Atrion Corp.	3,972	1,350,520
Biolase Inc.[a,b]	100,916	265,409
Bovie Medical Corp.[a]	50,578	183,598
BSD Medical Corp.[a]	102,532	36,399
Cardiovascular Systems Inc.[a,b]	72,621	2,184,440
Cerus Corp.[a,b]	204,563	1,276,473
Chembio Diagnostics Inc.[a,b]	4,493	17,523
CryoLife Inc.	74,477	843,824
Cutera Inc.[a]	43,362	463,106
Cynosure Inc. Class Aa	57,909	1,587,865
Derma Sciences Inc.[a]	62,491	581,791
Digirad Corp.	67,153	292,787
EnteroMedics Inc.[a,b]	160,749	228,264
Exactech Inc.[a]	25,509	601,247
Fonar Corp.[a]	19,849	206,430
GenMark Diagnostics Inc.[a,b]	110,311	1,501,333
Hansen Medical Inc.[a,b]	304,532	169,259
Inogen Inc.[a,b]	14,257	447,242
InspireMD Inc.[a]	77,424	60,197
Invacare Corp.	82,937	1,390,024
Iridex Corp.[a]	24,360	207,791
K2M Group Holdings Inc.[a,b]	23,263	485,499
LDR Holding Corp.[a,b]	43,796	1,435,633
LeMaitre Vascular Inc.	34,545	264,269
Merit Medical Systems Inc.[a]	109,685	1,900,841
Natus Medical Inc.[a,b]	82,675	2,979,607
Nevro Corp.[a,b]	20,758	802,712
Ocular Therapeutix Inc.[a,b]	14,889	350,189
OraSure Technologies Inc.[a]	148,033	1,501,055
Oxford Immunotec Global PLC[a]	34,277	466,853
PhotoMedex Inc.[a,b]	40,325	61,697
Rockwell Medical Technologies Inc.[a,b]	116,632	1,198,977
RTI Surgical Inc.[a]	153,619	798,819
Second Sight Medical Products Inc.[a]	10,378	106,478
Sientra Inc.[a]	14,827	248,945
Staar Surgical Co.[a,b]	104,147	948,779
Sunshine Heart Inc.[a,b]	56,182	238,212
SurModics Inc.[a,b]	34,721	767,334
Symmetry Surgical Inc.[a]	24,795	193,153
Synergetics USA Inc.[a]	86,069	374,400
Tandem Diabetes Care Inc.[a,b]	24,977	317,208
TearLab Corp.[a,b]	89,772	237,896
TransEnterix Inc.[a]	75,566	219,897
TriVascular Technologies Inc.[a]	19,584	246,171
Unilife Corp.[a,b]	287,067	961,674
Uroplasty Inc.[a,b]	65,763	135,472
Utah Medical Products Inc.	10,055	603,803
Vascular Solutions Inc.[a,b]	45,586	1,238,116
Veracyte Inc.[a]	15,462	149,363
Vermillion Inc.[a,b]	60,706	120,805
Vision-Sciences Inc.[a]	87,096	60,967
Zeltiq Aesthetics Inc.[a,b]	76,629	2,138,715

		42,234,738
HEALTH CARE PROVIDERS & SERVICES — 2.71%
AAC Holdings Inc.[a]	14,827	458,451
Adcare Health Systems Inc.[a]	48,777	195,108
Addus HomeCare Corp.[a]	17,451	423,536
Adeptus Health Inc. Class Aa	14,594	545,816
Alliance HealthCare Services Inc.[a]	14,542	305,237

Security	Shares	Value

Almost Family Inc.[a]	21,833	$632,065
Amedisys Inc.[a,b]	69,356	2,035,599
AMN Healthcare Services Inc.[a]	119,284	2,337,966
BioScrip Inc.[a,b]	176,502	1,233,749
BioTelemetry Inc.[a]	71,936	721,518
Civitas Solutions Inc.[a]	30,170	513,795
Cross Country Healthcare Inc.[a]	82,694	1,032,021
Ensign Group Inc. (The)	51,292	2,276,852
Five Star Quality Care Inc.[a]	103,806	430,795
Gentiva Health Services Inc.[a]	83,215	1,585,246
Healthways Inc.[a,b]	80,748	1,605,270
InfuSystems Holdings Inc.[a]	70,055	220,673
Landauer Inc.	25,180	859,645
LHC Group Inc.[a]	30,356	946,500
National Research Corp. Class A	29,804	416,958
PDI Inc.[a]	34,003	60,865
PharMerica Corp.[a,b]	75,758	1,568,948
Providence Service Corp. (The)[a]	30,586	1,114,554
Psychemedics Corp.	23,177	349,277
RadNet Inc.[a]	82,716	706,395
Sharps Compliance Corp.[a]	43,256	184,271
Skilled Healthcare Group Inc. Class Aa	65,439	560,812
Triple-S Management Corp. Class Ba,b	62,979	1,505,828
Trupanion Inc.[a,b]	21,637	149,944
U.S. Physical Therapy Inc.	31,502	1,321,824

		26,299,518
HEALTH CARE TECHNOLOGY — 0.40%
HealthStream Inc.[a]	53,946	1,590,328
Icad Inc.[a]	35,990	330,028
Imprivata Inc.[a]	15,377	199,901
Merge Healthcare Inc.[a]	193,191	687,760
Simulations Plus Inc.	27,503	183,720
Streamline Health Solutions Inc.[a]	46,847	202,848
Vocera Communications Inc.[a]	63,891	665,744

		3,860,329
HOTELS, RESTAURANTS & LEISURE — 2.03%
Ambassadors Group Inc.[a]	54,547	136,367
Ark Restaurants Corp.	11,202	252,381
Biglari Holdings Inc.[a,b]	4,379	1,749,454
Bravo Brio Restaurant Group Inc.[a]	49,507	688,642
Carrols Restaurant Group Inc.[a]	94,304	719,540
Century Casinos Inc.[a]	61,952	312,858
Chuy’s Holdings Inc.[a]	41,733	820,888
Del Frisco’s Restaurant Group Inc.[a,b]	60,228	1,429,813
Denny’s Corp.[a]	222,537	2,294,356
Diversified Restaurant Holdings Inc.[a,b]	37,489	193,443
Dover Downs Gaming & Entertainment Inc.[a]	52,816	43,837
Dover Motorsports Inc.	81,313	212,227
Empire Resorts Inc.[a,b]	44,459	345,002
Famous Dave’s of America Inc.[a,b]	13,965	366,861
Frisch’s Restaurants Inc.	11,297	302,760
Ignite Restaurant Group Inc.[a,b]	20,013	157,502
Intrawest Resorts Holdings Inc.[a,b]	38,143	455,427
Isle of Capri Casinos Inc.[a]	59,362	496,860
Jamba Inc.[a,b]	46,890	707,570
Kona Grill Inc.[a]	17,109	395,047
Lakes Entertainment Inc.[a]	34,325	229,977
Luby’s Inc.[a]	50,989	232,000
Marcus Corp. (The)	45,135	835,449

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

Monarch Casino & Resort Inc.[a]	21,283	$353,085
Morgans Hotel Group Co.[a]	80,384	630,211
Nathan’s Famous Inc.[a,b]	8,608	688,640
Papa Murphy’s Holdings Inc.[a]	14,558	169,164
Pizza Inn Holdings Inc.[a,b]	18,887	134,098
Potbelly Corp.[a,b]	39,383	506,859
RCI Hospitality Holdings Inc.[a]	24,591	246,402
Red Lion Hotels Corp.[a]	49,128	311,472
Ruby Tuesday Inc.[a,b]	155,061	1,060,617
Ruth’s Hospitality Group Inc.	89,664	1,344,960
Town Sports International Holdings Inc.	64,848	385,846
Zoe’s Kitchen Inc.[a,b]	15,376	459,896

		19,669,511
HOUSEHOLD DURABLES — 2.37%
Bassett Furniture Industries Inc.	32,271	629,607
Beazer Homes USA Inc.[a,b]	70,823	1,371,133
Blyth Inc.	25,268	231,202
Cavco Industries Inc.[a,b]	22,408	1,776,282
Century Communities Inc.[a,b]	10,358	178,986
CSS Industries Inc.	24,023	663,996
Dixie Group Inc.[a,b]	36,737	336,878
Emerson Radio Corp.	45,059	47,312
Flexsteel Industries	13,871	447,340
Green Brick Partners Inc.[a]	30,095	246,779
Hooker Furniture Corp.	30,532	524,234
Installed Building Products Inc.[a]	24,254	432,206
LGI Homes Inc.[a]	36,378	542,760
Libbey Inc.[a]	56,257	1,768,720
Lifetime Brands Inc.	30,077	517,324
M/I Homes Inc.[a,b]	64,557	1,482,229
NACCO Industries Inc. Class A	11,769	698,608
New Home Co. Inc. (The)[a]	24,374	352,936
Nova Lifestyle Inc.[a,b]	7,863	22,095
Skullcandy Inc.[a]	55,489	509,944
Skyline Corp.[a]	2,132	8,635
Stanley Furniture Co. Inc.[a]	54,760	150,042
TRI Pointe Homes Inc.[a]	380,154	5,797,349
Turtle Beach Corp.[a,b]	18,713	59,694
UCP Inc.[a]	26,597	279,269
Universal Electronics Inc.[a,b]	41,571	2,703,362
WCI Communities Inc.[a,b]	30,909	605,198
Zagg Inc.[a,b]	86,267	585,753

		22,969,873
HOUSEHOLD PRODUCTS — 0.22%
Central Garden & Pet Co. Class Aa	112,342	1,072,866
Oil-Dri Corp. of America	15,799	515,521
Orchids Paper Products Co.	19,042	554,313

		2,142,700
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.09%
American DG Energy Inc.[a]	99,701	59,821
Atlantic Power Corp.	318,136	862,148

		921,969
INSURANCE — 1.99%
American Independence Corp.[a]	765	8,048
Amerisafe Inc.	47,656	2,018,708

Security	Shares	Value

Atlas Financial Holdings Inc.[a]	30,331	$495,002
Baldwin & Lyons Inc. Class B	25,724	663,165
Blue Capital Reinsurance Holdings Ltd.[b]	18,869	334,925
Citizens Inc.[a,b]	112,480	854,848
Crawford & Co. Class B	69,355	712,969
Donegal Group Inc. Class A	21,462	342,963
eHealth Inc.[a,b]	45,094	1,123,743
EMC Insurance Group Inc.	12,291	435,839
Federated National Holding Co.	35,516	858,067
First Acceptance Corp.[a]	64,008	163,220
Hallmark Financial Services Inc.[a]	39,900	482,391
HCI Group Inc.	22,953	992,488
Health Insurance Innovations Inc.[a,b]	19,495	139,584
Heritage Insurance Holdings Inc.[a,b]	18,189	353,412
Independence Holding Co.	20,024	279,335
Investors Title Co.	6,126	443,277
Kansas City Life Insurance Co.	8,800	422,664
Meadowbrook Insurance Group Inc.	126,866	1,073,286
National Interstate Corp.	18,329	546,204
Phoenix Companies Inc. (The)[a,b]	14,746	1,015,557
State National Companies Inc.	67,484	808,458
Stewart Information Services Corp.	56,211	2,082,055
United Insurance Holdings Corp.	44,750	982,263
Universal Insurance Holdings Inc.	81,646	1,669,661

		19,302,132
INTERNET & CATALOG RETAIL — 0.79%
1-800-FLOWERS.COM Inc. Class Aa	69,528	572,911
Blue Nile Inc.[a]	30,536	1,099,601
CafePress Inc.[a,b]	29,207	68,636
EVINE Live Inc.[a]	110,623	729,006
FTD Companies Inc.[a,b]	48,596	1,692,113
Gaiam Inc. Class Aa	43,394	309,399
Geeknet Inc.[a]	14,314	118,520
NutriSystem Inc.	75,249	1,471,118
Overstock.com Inc.[a]	29,218	709,121
PetMed Express Inc.	53,598	770,203
US Auto Parts Network Inc.[a]	56,179	131,459

		7,672,087
INTERNET SOFTWARE & SERVICES — 3.63%
Actua Corp.[a]	107,002	1,976,327
Aerohive Networks Inc.[a,b]	25,114	120,547
Amber Road Inc.[a,b]	23,522	240,395
Autobytel Inc.[a]	22,827	248,814
Bazaarvoice Inc.[a,b]	131,728	1,059,093
Blucora Inc.[a,b]	107,244	1,485,329
Borderfree Inc.[a,b]	15,738	141,013
Brightcove Inc.[a]	85,540	665,501
BroadVision Inc.[a]	12,619	74,704
Carbonite Inc.[a]	42,551	607,203
Care.com Inc.[a]	19,972	165,368
ChannelAdvisor Corp.[a,b]	54,568	1,177,577
Demand Media Inc.[a]	23,959	146,629
Dice Holdings Inc.[a]	97,776	978,738
Digital River Inc.[a]	86,079	2,128,734
E2open Inc.[a,b]	61,100	587,171
EarthLink Holdings Corp.	269,823	1,184,523
eGain Corp.[a,b]	43,099	223,253
Everyday Health Inc.[a]	19,939	294,100
Five9 Inc.[a]	32,145	144,010

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

GTT Communications Inc.[a]	37,137	$491,323
Internap Corp.[a,b]	145,224	1,155,983
IntraLinks Holdings Inc.[a]	99,247	1,181,039
iPass Inc.[a]	177,889	243,708
Limelight Networks Inc.[a]	166,982	462,540
Liquidity Services Inc.[a,b]	60,846	497,112
LivePerson Inc.[a,b]	140,322	1,978,540
Local Corp.[a]	85,767	89,198
Marchex Inc. Class B	76,059	349,111
Marin Software Inc.[a,b]	69,437	587,437
MeetMe Inc.[a,b]	92,239	141,126
Millennial Media Inc.[a,b]	198,691	317,906
Monster Worldwide Inc.[a,b]	225,470	1,041,671
Perficient Inc.[a]	88,299	1,645,010
Q2 Holdings Inc.[a]	26,068	491,121
QuinStreet Inc.[a]	95,001	576,656
RealNetworks Inc.[a]	64,815	456,298
Reis Inc.	22,524	589,453
Rightside Group Ltd.[a,b]	22,993	154,513
SciQuest Inc.[a]	74,028	1,069,705
Spark Networks Inc.[a,b]	57,318	205,772
Stamps.com Inc.[a]	36,369	1,745,348
Support.com Inc.[a]	158,870	335,216
Synacor Inc.[a]	91,715	183,430
TechTarget Inc.[a]	37,900	430,923
Textura Corp.[a,b]	49,145	1,399,158
TheStreet.com Inc.	106,742	254,046
Travelzoo Inc.[a]	18,952	239,174
Tremor Video Inc.[a,b]	93,505	268,359
United Online Inc.	37,298	542,686
Unwired Planet Inc.[a]	231,802	231,802
World Energy Solutions Inc.[a,b]	23,624	129,932
XO Group Inc.[a]	70,572	1,285,116
YuMe Inc.[a]	39,983	201,514
Zix Corp.[a]	162,181	583,852

		35,204,807
IT SERVICES — 1.12%
Cass Information Systems Inc.	29,081	1,548,563
CIBER Inc.[a]	205,242	728,609
Computer Task Group Inc.	37,992	362,064
Datalink Corp.[a]	51,508	664,453
Edgewater Technology Inc.[a]	31,203	234,179
Global Cash Access Inc.[a]	165,604	1,184,069
Hackett Group Inc. (The)	69,267	608,857
Higher One Holdings Inc.[a]	89,566	377,073
Information Services Group Inc.[a]	97,930	413,265
Innodata Inc.[a]	70,025	204,473
InterCloud Systems Inc.[a,b]	25,430	74,256
Lionbridge Technologies Inc.[a]	173,400	997,050
Mattersight Corp.[a]	32,008	200,050
ModusLink Global Solutions Inc.[a,b]	105,379	395,171
NCI Inc. Class Aa	16,585	169,333
Pfsweb Inc.[a]	33,114	419,223
Planet Payment Inc.[a]	125,962	262,001
PRGX Global Inc.[a]	77,415	442,814
ServiceSource International Inc.[a,b]	180,414	844,337
StarTek Inc.[a,b]	44,350	432,412
WidePoint Corp.[a,b]	193,624	267,201

		10,829,453

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.73%
Arctic Cat Inc.	32,474	$1,152,827
Black Diamond Inc.[a,b]	62,891	550,296
Escalade Inc.	27,687	417,797
JAKKS Pacific Inc.[a]	53,660	364,888
Johnson Outdoors Inc. Class A	13,440	419,328
LeapFrog Enterprises Inc.[a]	164,632	777,063
Malibu Boats Inc. Class Aa	21,229	409,083
Marine Products Corp.	22,953	193,723
Nautilus Inc.[a]	83,467	1,267,029
Smith & Wesson Holding Corp.[a,b]	142,524	1,349,702
Summer Infant Inc.[a]	42,409	138,254

		7,039,990
LIFE SCIENCES TOOLS & SERVICES — 1.20%
Affymetrix Inc.[a,b]	191,749	1,892,563
Albany Molecular Research Inc.[a,b]	64,360	1,047,781
Apricus Biosciences Inc.[a,b]	124,052	124,052
BG Medicine Inc.[a,b]	66,465	30,640
Cambrex Corp.[a]	80,649	1,743,631
Enzo Biochem Inc.[a]	98,507	437,371
Fluidigm Corp.[a,b]	73,667	2,484,788
Harvard Bioscience Inc.[a]	81,764	463,602
NanoString Technologies Inc.[a,b]	23,865	332,439
NeoGenomics Inc.[a,b]	107,491	448,237
Pacific Biosciences of California Inc.[a,b]	144,601	1,133,672
pSivida Corp.[a]	92,479	380,089
Sequenom Inc.[a,b]	306,823	1,135,245

		11,654,110
MACHINERY — 2.17%
Accuride Corp.[a]	106,436	461,932
Adept Technology Inc.[a]	33,700	292,516
Alamo Group Inc.	17,792	861,845
ARC Group Worldwide Inc.[a,b]	6,262	63,497
Columbus McKinnon Corp.	49,529	1,388,793
Commercial Vehicle Group Inc.[a]	75,252	501,178
Douglas Dynamics Inc.	57,967	1,242,233
Dynamic Materials Corp.	35,589	570,136
Eastern Co. (The)	20,353	349,054
Energy Recovery Inc.[a,b]	100,827	531,358
ExOne Co. (The)[a,b]	26,163	439,538
Federal Signal Corp.	161,111	2,487,554
FreightCar America Inc.	32,196	847,077
Gencor Industries Inc.[a,b]	18,921	177,857
Global Brass & Copper Holdings Inc.	56,251	740,263
Graham Corp.	25,913	745,517
Hardinge Inc.	34,408	410,143
Hurco Companies Inc.	17,344	591,257
Kadant Inc.	27,955	1,193,399
Key Technology Inc.[a]	18,194	232,883
L.B. Foster Co. Class A	25,689	1,247,715
L.S. Starrett Co. (The) Class A	22,143	441,310
Lydall Inc.[a,b]	44,679	1,466,365
Manitex International Inc.[a,b]	37,650	478,532
MFRI Inc.[a]	17,251	120,930
Miller Industries Inc.	31,317	651,080
NN Inc.	44,662	918,251
PMFG Inc.[a,b]	51,591	269,821

198

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

Supreme Industries Inc. Class A	38,477	$271,648
Tecumseh Products Co.[a,b]	49,316	152,386
Twin Disc Inc.	19,540	388,064
Xerium Technologies Inc.[a]	30,881	487,302

		21,021,434
MARINE — 0.17%
Baltic Trading Ltd.[b]	133,363	334,741
International Shipholding Corp.	16,620	247,638
Knightsbridge Shipping Ltd.[b]	82,939	375,714
Rand Logistics Inc.[a]	65,403	258,342
Safe Bulkers Inc.[b]	92,663	362,312
Ultrapetrol (Bahamas) Ltd.[a]	52,731	112,844

		1,691,591
MEDIA — 2.01%
A.H. Belo Corp. Class A	51,626	535,878
Ballantyne Strong Inc.[a]	72,916	299,685
Beasley Broadcast Group Inc.	21,593	110,340
Carmike Cinemas Inc.[a]	62,792	1,649,546
Central European Media Enterprises Ltd. Class Aa,b	169,294	543,434
Cinedigm Corp.[a]	194,933	315,791
Dex Media Inc.[a]	43,832	393,173
Emmis Communications Corp.[a]	110,274	206,212
Entercom Communications Corp. Class Aa	67,545	821,347
Entravision Communications Corp. Class A	156,560	1,014,509
Global Eagle Entertainment Inc.[a,b]	95,181	1,295,413
Global Sources Ltd.[a]	46,510	295,804
Gray Television Inc.[a]	131,283	1,470,370
Harte-Hanks Inc.	122,508	948,212
Hemisphere Media Group Inc.[a,b]	22,035	297,252
Journal Communications Inc. Class Aa	116,887	1,336,018
Lee Enterprises Inc.[a]	148,637	546,984
Martha Stewart Living Omnimedia Inc. Class Aa,b	82,739	356,605
McClatchy Co. (The) Class Aa	155,872	517,495
New Media Investment Group Inc.	94,559	2,234,429
Radio One Inc. Class Da	83,434	139,335
ReachLocal Inc.[a,b]	30,595	105,247
Reading International Inc. Class Aa,b	56,429	748,248
Rentrak Corp.[a,b]	26,052	1,897,107
Saga Communications Inc. Class A	11,118	483,411
Salem Communications Corp. Class A	34,388	268,914
Sizmek Inc.[a,b]	63,345	396,540
Townsquare Media Inc.[a]	23,113	305,092

		19,532,391
METALS & MINING — 0.73%
A.M. Castle & Co.[a,b]	50,404	402,224
Allied Nevada Gold Corp.[a,b]	274,757	239,039
Ampco-Pittsburgh Corp.	20,575	396,069
Comstock Mining Inc.[a,b]	213,752	162,452
Energy Fuels Inc.[a]	47,371	293,226
Friedman Industries Inc.	31,788	222,834
General Moly Inc.[a,b]	172,870	98,536
Gerber Scientific Inc. Escrow[a]	44,403	444
Gold Resource Corp.	99,254	335,478
Handy & Harman Ltd.[a]	9,403	432,820
Horsehead Holding Corp.[a,b]	128,577	2,035,374
Noranda Aluminium Holding Corp.	102,150	359,568
Olympic Steel Inc.	23,667	420,799

Security	Shares	Value

Rare Element Resources Ltd.[a,b]	136,253	$51,776
Ryerson Holding Corp.[a,b]	28,486	282,866
Solitario Exploration & Royalty Corp.[a]	103,762	95,461
Synalloy Corp.	24,687	434,738
United States Antimony Corp.[a]	155,594	108,916
Universal Stainless & Alloy Products Inc.[a]	18,783	472,392
Walter Energy Inc.[b]	173,521	239,459

		7,084,471
MULTILINE RETAIL — 0.46%
Bon-Ton Stores Inc. (The)[b]	41,293	305,981
Fred’s Inc. Class A	93,549	1,628,688
Gordmans Stores Inc.[a,b]	31,111	84,933
Tuesday Morning Corp.[a,b]	112,814	2,448,064

		4,467,666
OIL, GAS & CONSUMABLE FUELS — 2.00%
Abraxas Petroleum Corp.[a,b]	224,504	660,042
Adams Resources & Energy Inc.	6,329	316,134
American Eagle Energy Corp.[a]	80,179	49,919
Amyris Inc.[a,b]	79,831	164,452
Apco Oil and Gas International Inc.[a]	23,237	326,015
Ardmore Shipping Corp.	47,582	569,557
BPZ Resources Inc.[a,b]	357,035	103,183
Callon Petroleum Co.[a]	143,179	780,326
DHT Holdings Inc.	239,575	1,751,293
Emerald Oil Inc.[a,b]	154,048	184,858
Escalera Resources Co.[a]	34,659	18,023
Evolution Petroleum Corp.	55,554	412,766
FieldPoint Petroleum Corp.[a,b]	14,870	26,617
Frontline Ltd.[a,b]	160,310	402,378
FX Energy Inc.[a,b]	147,309	228,329
Gastar Exploration Inc.[a]	181,720	437,945
Hallador Energy Co.	26,950	296,719
Harvest Natural Resources Inc.[a,b]	121,418	219,767
Isramco Inc.[a]	2,801	386,538
Lilis Energy Inc.[a,b]	31,539	22,708
Magellan Petroleum Corp.[a]	161,074	146,577
Midstates Petroleum Co. Inc.[a,b]	98,010	147,995
Miller Energy Resources Inc.[a,b]	79,841	99,801
Navios Maritime Acquisition Corp.	216,758	786,832
Pacific Ethanol Inc.[a]	62,745	648,156
Panhandle Oil and Gas Inc.	36,940	859,963
PetroQuest Energy Inc.[a]	157,361	588,530
Quicksilver Resources Inc.[a,b]	333,578	66,115
Renewable Energy Group Inc.[a,b]	91,037	883,969
REX American Resources Corp.[a,b]	16,379	1,015,007
Ring Energy Inc.[a,b]	49,090	515,445
Royale Energy Inc.[a]	52,552	110,885
Saratoga Resources Inc.[a,b]	109,381	23,736
Swift Energy Co.[a,b]	115,482	467,702
Teekay Tankers Ltd. Class A	169,380	857,063
TransAtlantic Petroleum Ltd.[a]	59,668	321,610
Triangle Petroleum Corp.[a,b]	181,771	868,865
U.S. Energy Corp.[a]	85,768	126,937
Ur-Energy Inc.[a,b]	347,246	302,104
Uranerz Energy Corp.[a,b]	256,459	287,234
Uranium Energy Corp.[a,b]	247,019	432,283
Uranium Resources Inc.[a,b]	42,679	79,383
VAALCO Energy Inc.[a]	126,769	578,067
Vertex Energy Inc.[a,b]	39,027	163,523

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

Warren Resources Inc.[a,b]	195,275	$314,393
Westmoreland Coal Co.[a,b]	37,450	1,243,714
Zion Oil & Gas Inc.[a,b]	119,150	163,235

		19,456,693
PAPER & FOREST PRODUCTS — 0.41%
Neenah Paper Inc.	42,556	2,564,850
Verso Paper Corp.[a]	51,955	178,206
Wausau Paper Corp.	105,046	1,194,373

		3,937,429
PERSONAL PRODUCTS — 0.41%
Female Health Co. (The)	59,860	234,651
IGI Laboratories Inc.[a,b]	86,688	762,855
Lifevantage Corp.[a,b]	294,532	382,892
Medifast Inc.[a]	32,320	1,084,336
Natural Alternatives International Inc.[a]	20,009	107,048
Nature’s Sunshine Products Inc.	27,104	401,681
Nutraceutical International Corp.[a]	24,177	521,256
Synutra International Inc.[a,b]	43,642	265,343
United-Guardian Inc.	9,826	191,116

		3,951,178
PHARMACEUTICALS — 4.10%
AcelRx Pharmaceuticals Inc.[a,b]	70,564	474,896
Achaogen Inc.[a]	18,189	237,366
Acura Pharmaceuticals Inc.[a]	45,506	20,478
Adolor Corp. Escrow[a]	77,501	1
Aerie Pharmaceuticals Inc.[a,b]	27,693	808,359
Agile Therapeutics Inc.[a]	24,165	148,373
Alexza Pharmaceuticals Inc.[a,b]	67,638	100,781
Alimera Sciences Inc.[a,b]	67,366	373,208
Amphastar Pharmaceuticals Inc.[a,b]	23,924	277,758
Ampio Pharmaceuticals Inc.[a,b]	116,826	400,713
ANI Pharmaceuticals Inc.[a]	18,123	1,021,956
Aratana Therapeutics Inc.[a,b]	74,423	1,326,218
AVANIR Pharmaceuticals Inc. Class Aa	499,390	8,464,660
Bio-Path Holdings Inc.[a,b]	193,447	514,569
Biodel Inc.[a,b]	52,953	70,427
BioDelivery Sciences International Inc.[a]	110,708	1,330,710
Cempra Inc.[a,b]	62,447	1,468,129
Columbia Laboratories Inc.[a]	28,339	158,698
Corcept Therapeutics Inc.[a,b]	151,380	454,140
Cumberland Pharmaceuticals Inc.[a]	44,700	268,200
Depomed Inc.[a,b]	151,809	2,445,643
Dermira Inc.[a]	20,144	364,808
DURECT Corp.[a]	273,948	216,200
Endocyte Inc.[a,b]	99,663	626,880
Foamix Pharmaceuticals Ltd.[a]	7,795	54,643
Heska Corp.[a]	21,907	397,174
Imprimis Pharmaceuticals Inc.[a,b]	19,234	144,255
Intersect ENT Inc.[a,b]	15,181	281,607
Intra-Cellular Therapies Inc.[a]	45,075	795,574
Lipocine Inc.[a]	15,408	81,046
Ocera Therapeutics Inc.[a,b]	26,888	171,277
Omeros Corp.[a,b]	89,270	2,212,111
Pain Therapeutics Inc.[a]	113,344	230,088
Paratek Pharmaceuticals Inc.[b]	4,001	154,239
Pernix Therapeutics Holdings Inc.[a,b]	87,687	823,381
POZEN Inc.[a]	75,291	602,328

Security	Shares	Value

Relypsa Inc.[a]	44,569	$1,372,725
Repros Therapeutics Inc.[a,b]	66,588	663,882
Revance Therapeutics Inc.[a,b]	23,283	394,414
SciClone Pharmaceuticals Inc.[a,b]	137,926	1,208,232
Sucampo Pharmaceuticals Inc. Class Aa,b	46,105	658,379
Supernus Pharmaceuticals Inc.[a]	77,813	645,848
Tetraphase Pharmaceuticals Inc.[a]	67,839	2,693,887
TherapeuticsMD Inc.[a,b]	274,358	1,220,893
Theravance Biopharma Inc.[a]	62,024	925,398
VIVUS Inc.[a,b]	237,016	682,606
XenoPort Inc.[a]	154,050	1,351,018
Zogenix Inc.[a,b]	301,814	413,485

		39,751,661
PROFESSIONAL SERVICES — 1.07%
Barrett Business Services Inc.	18,199	498,653
CBIZ Inc.[a,b]	104,381	893,501
CDI Corp.	36,213	641,332
CRA International Inc.[a]	25,841	783,499
CTPartners Executive Search Inc.[a]	15,330	232,863
Franklin Covey Co.[a]	28,184	545,642
GP Strategies Corp.[a]	35,067	1,189,823
Heidrick & Struggles International Inc.	48,198	1,110,964
Hill International Inc.[a]	75,998	291,832
Hudson Global Inc.[a]	101,826	315,661
Odyssey Marine Exploration Inc.[a,b]	254,761	236,928
Pendrell Corp.[a,b]	424,680	586,058
RCM Technologies Inc.	47,778	334,446
Resources Connection Inc.	98,315	1,617,282
Spherix Inc.[a,b]	89,039	96,162
VSE Corp.	11,185	737,092
Willdan Group Inc.[a]	17,176	231,704

		10,343,442
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.79%
AG Mortgage Investment Trust Inc.	71,605	1,329,705
Agree Realty Corp.	45,252	1,406,885
AmREIT Inc.	52,207	1,385,574
Apollo Commercial Real Estate Finance Inc.	119,482	1,954,725
Apollo Residential Mortgage Inc.	82,510	1,301,183
Ares Commercial Real Estate Corp.	71,029	815,413
Armada Hoffler Properties Inc.	60,932	578,245
Ashford Hospitality Prime Inc.	66,641	1,143,560
Bluerock Residential Growth REIT Inc.[b]	11,435	142,137
BRT Realty Trust[a]	29,318	204,640
CareTrust REIT Inc.	70,859	873,691
CatchMark Timber Trust Inc. Class A	49,991	565,898
Cedar Realty Trust Inc.[b]	201,867	1,481,704
Chatham Lodging Trust	88,034	2,550,345
Cherry Hill Mortgage Investment Corp.	21,690	401,048
City Office REIT Inc.	15,822	202,522
CorEnergy Infrastructure Trust Inc.	120,166	778,676
CyrusOne Inc.	84,762	2,335,193
Dynex Capital Inc.	141,653	1,168,637
Ellington Residential Mortgage REIT	18,957	308,430
Excel Trust Inc.	159,587	2,136,870
Five Oaks Investment Corp.	40,502	437,422
Gladstone Commercial Corp.[b]	51,076	876,975
Gramercy Property Trust Inc.[b]	481,589	3,322,964
Hannon Armstrong Sustainable Infrastructure Capital Inc.	68,011	967,796
Independence Realty Trust Inc.[b]	49,735	463,033

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

Javelin Mortgage Investment Corp.[b]	34,413	$356,863
Kite Realty Group Trust	85,124	2,446,464
Monmouth Real Estate Investment Corp. Class Ab	144,887	1,603,899
New York Mortgage Trust Inc.[b]	271,012	2,089,502
One Liberty Properties Inc.	32,089	759,547
Orchid Island Capital Inc.[b]	37,249	486,099
Owens Realty Mortgage Inc.	28,386	415,855
Physicians Realty Trust	122,695	2,036,737
Preferred Apartment Communities Inc.	57,349	521,876
QTS Realty Trust Inc. Class Ab	29,809	1,008,737
RAIT Financial Trust	198,188	1,520,102
Rexford Industrial Realty Inc.	120,481	1,892,756
Sotherly Hotels Inc.	26,780	200,850
Summit Hotel Properties Inc.	220,271	2,740,171
Terreno Realty Corp.	110,548	2,280,605
Trade Street Residential Inc.[b]	41,012	315,382
UMH Properties Inc.	58,817	561,702
Universal Health Realty Income Trust	31,849	1,532,574
Urstadt Biddle Properties Inc. Class A	62,071	1,358,113
Western Asset Mortgage Capital Corp.[b]	110,164	1,619,411
Whitestone REIT Class B	65,214	985,384
ZAIS Financial Corp.	20,438	352,555

		56,218,455
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.23%
AV Homes Inc.[a]	28,767	419,135
Consolidated-Tomoka Land Co.	11,758	656,097
Farmland Partners Inc.[b]	16,546	172,244
Gladstone Land Corp.[b]	16,245	173,822
Griffin Land & Nurseries Inc.	3,740	112,424
Marcus & Millichap Inc.[a]	21,137	702,805

		2,236,527
ROAD & RAIL — 0.63%
Celadon Group Inc.	53,746	1,219,497
Covenant Transportation Group Class Aa	25,182	682,684
FRP Holdings Inc.[a,b]	17,864	700,447
P.A.M. Transportation Services Inc.[a]	9,088	471,122
Quality Distribution Inc.[a]	68,019	723,722
USA Truck Inc.[a]	17,852	506,997
YRC Worldwide Inc.[a]	81,897	1,841,864

		6,146,333
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.12%
Alpha & Omega Semiconductor Ltd.[a]	55,695	492,901
Ambarella Inc.[a,b]	74,635	3,785,487
Amtech Systems Inc.[a]	30,978	314,427
ANADIGICS Inc.[a,b]	242,559	181,919
Audience Inc.[a]	30,583	134,565
Axcelis Technologies Inc.[a]	296,816	759,849
AXT Inc.[a]	105,912	296,554
Cascade Microtech Inc.[a]	31,487	460,025
CEVA Inc.[a]	55,414	1,005,210
Cohu Inc.	65,202	775,904
CVD Equipment Corp.[a,b]	13,743	197,762
Cyberoptics Corp.[a]	24,787	238,203
DSP Group Inc.[a]	60,199	654,363
Entropic Communications Inc.[a,b]	227,063	574,469
Exar Corp.[a,b]	102,096	1,041,379
FormFactor Inc.[a,b]	141,957	1,220,830

Security	Shares	Value

GigOptix Inc.[a]	78,119	$93,743
GSI Technology Inc.[a,b]	66,597	332,319
Inphi Corp.[a,b]	79,934	1,477,180
Integrated Silicon Solution Inc.	76,290	1,264,125
Intermolecular Inc.[a]	50,596	97,650
inTEST Corp.[a]	30,063	128,068
IXYS Corp.	60,373	760,700
Kopin Corp.[a]	176,153	637,674
Mattson Technology Inc.[a]	201,304	684,434
MaxLinear Inc. Class Aa	74,519	552,186
MoSys Inc.[a,b]	143,998	269,276
Nanometrics Inc.[a,b]	64,194	1,079,743
NeoPhotonics Corp.[a]	63,505	214,647
NVE Corp.[a]	12,831	908,307
PDF Solutions Inc.[a]	77,316	1,148,916
Pericom Semiconductor Corp.[a]	57,654	780,635
Photronics Inc.[a,b]	156,208	1,298,089
Pixelworks Inc.[a,b]	61,297	279,514
QuickLogic Corp.[a,b]	151,841	476,781
Rubicon Technology Inc.[a,b]	64,848	296,355
Rudolph Technologies Inc.[a]	89,723	917,866
Sigma Designs Inc.[a]	98,628	729,847
Silicon Image Inc.[a]	198,186	1,093,987
STR Holdings Inc.[a]	85,823	117,578
Ultra Clean Holdings Inc.[a]	74,390	690,339
Vitesse Semiconductor Corp.[a]	140,665	531,714
Xcerra Corp.[a]	135,588	1,241,986

		30,237,506
SOFTWARE — 3.19%
A10 Networks Inc.[a,b]	33,523	146,160
Actuate Corp.[a]	122,613	809,246
American Software Inc./GA Class A	67,921	618,760
Aware Inc.	46,842	212,663
Callidus Software Inc.[a]	125,052	2,042,099
Comverse Inc.[a]	56,280	1,056,938
Cover-All Technologies Inc.[a,b]	38,006	48,268
Covisint Corp.[a,b]	94,010	249,127
Cyan Inc.[a,b]	72,461	181,153
Datawatch Corp.[a]	24,487	220,138
Digimarc Corp.	18,101	491,442
Document Security Systems Inc.[a,b]	66,724	30,026
Ellie Mae Inc.[a,b]	73,784	2,974,971
EnerNOC Inc.[a,b]	70,067	1,082,535
Envivio Inc.[a]	76,968	103,137
EPIQ Systems Inc.	79,447	1,356,955
ePlus Inc.[a]	12,965	981,321
Evolving Systems Inc.	27,341	256,185
Exa Corp.[a]	36,425	429,086
FalconStor Software Inc.[a]	97,847	131,115
Gigamon Inc.[a]	63,754	1,130,358
Globalscape Inc.	41,243	91,559
Globant SAa	17,418	272,069
Glu Mobile Inc.[a,b]	224,582	875,870
Guidance Software Inc.[a,b]	52,918	383,656
Imperva Inc.[a]	57,059	2,820,426
Jive Software Inc.[a]	108,561	654,623
Liquid Holdings Group Inc.[a,b]	99,104	31,218
Mandalay Digital Group Inc.[a,b]	64,534	214,898
Mavenir Systems Inc.[a,b]	29,271	396,915
Mind CTI Ltd.	16,888	66,370
Mitek Systems Inc.[a,b]	81,998	271,413

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

Model N Inc.[a]	50,803	$539,528
NetSol Technologies Inc.[a,b]	23,266	97,019
Park City Group Inc.[a,b]	29,077	262,275
Paycom Software Inc.[a]	17,177	452,270
QAD Inc. Class A	22,790	515,510
Qualys Inc.[a]	53,011	2,001,165
Rally Software Development Corp.[a,b]	65,531	745,087
Rosetta Stone Inc.[a,b]	55,956	546,131
Rubicon Project Inc. (The)[a,b]	20,862	336,713
Sapiens International Corp.[a]	65,183	480,399
SeaChange International Inc.[a]	85,678	546,626
Smith Micro Software Inc.[a]	107,913	104,676
Sonic Foundry Inc.[a]	7,674	58,629
TeleCommunication Systems Inc.[a]	135,002	421,206
TeleNav Inc.[a,b]	68,201	454,901
TigerLogic Corp.[a,b]	32,103	13,804
TubeMogul Inc.[a,b]	8,028	181,031
Vasco Data Security International Inc.[a,b]	77,226	2,178,545
Vringo Inc.[a,b]	204,185	112,322
Wave Systems Corp.[a]	70,255	56,204
Yodlee Inc.[a]	18,078	220,552

		30,955,293
SPECIALTY RETAIL — 1.65%
Aeropostale Inc.[a,b]	194,778	451,885
America’s Car-Mart Inc.[a]	19,672	1,050,091
bebe stores inc.	78,740	172,441
Big 5 Sporting Goods Corp.	43,135	631,065
Books-A-Million Inc.[a]	23,352	39,932
Boot Barn Holdings Inc.[a]	14,904	271,253
Build-A-Bear Workshop Inc.[a]	31,613	635,421
Cache Inc.[a]	38,831	7,766
Christopher & Banks Corp.[a]	96,062	548,514
Citi Trends Inc.[a]	39,461	996,390
Destination Maternity Corp.	33,051	527,163
Destination XL Group Inc.[a,b]	95,772	522,915
Haverty Furniture Companies Inc.	49,974	1,099,928
hhgregg Inc.[a]	26,691	202,051
Kirkland’s Inc.[a]	37,228	880,070
MarineMax Inc.[a,b]	66,742	1,338,177
New York & Co. Inc.[a]	71,385	188,456
Pacific Sunwear of California Inc.[a,b]	138,800	302,584
Pep Boys — Manny, Moe & Jack (The)[a]	134,797	1,323,707
Perfumania Holdings Inc.[a]	16,654	101,922
RadioShack Corp.[a,b]	293,789	108,702
Sears Hometown and Outlet Stores Inc.[a,b]	27,783	365,346
Shoe Carnival Inc.	37,816	971,493
Sportsman’s Warehouse Holdings Inc.[a,b]	25,657	187,809
Stein Mart Inc.	69,880	1,021,646
Systemax Inc.[a]	26,045	351,608
Tandy Leather Factory Inc.	26,760	241,643
Tilly’s Inc. Class Aa	25,307	245,225
Trans World Entertainment Corp.	42,977	141,394
West Marine Inc.[a]	43,479	561,749
Wet Seal Inc. Class Aa,b	266,730	17,311
Winmark Corp.	6,164	535,775

		16,041,432
TEXTILES, APPAREL & LUXURY GOODS — 0.50%
Charles & Colvard Ltd.[a,b]	66,591	122,528
Cherokee Inc.	24,815	480,418

Security	Shares	Value

Crown Crafts Inc.	35,067	$270,016
Culp Inc.	24,090	522,271
Delta Apparel Inc.[a]	25,624	260,852
Joe’s Jeans Inc.[a]	195,772	64,840
Mossimo Inc. Escrow[a,b]	21,276	—
Perry Ellis International Inc.[a]	31,795	824,444
Rocky Brands Inc.	23,248	308,269
Sequential Brands Group Inc.[a]	44,495	581,550
Superior Uniform Group Inc.	10,668	313,319
Unifi Inc.[a]	37,881	1,126,202

		4,874,709
THRIFTS & MORTGAGE FINANCE — 3.34%
Anchor BanCorp Wisconsin Inc.[a]	17,008	585,756
ASB Bancorp Inc.[a]	13,599	279,595
Bank Mutual Corp.	124,080	851,189
BankFinancial Corp.	61,952	734,751
BBX Capital Corp.[a]	20,488	337,028
Bear State Financial Inc.[a,b]	13,470	148,170
Berkshire Hills Bancorp Inc.	66,130	1,763,026
Cape Bancorp Inc.	54,349	511,424
Charter Financial Corp.	61,160	700,282
Cheviot Financial Corp.	21,933	311,668
Chicopee Bancorp Inc.	10,749	180,046
Clifton Bancorp Inc.	69,796	948,528
Dime Community Bancshares Inc.	83,523	1,359,754
Entegra Financial Corp.[a]	16,880	242,903
ESB Financial Corp.	40,415	765,460
ESSA Bancorp Inc.	44,383	532,596
Federal Agricultural Mortgage Corp. Class C NVS	27,276	827,554
First Defiance Financial Corp.	26,146	890,533
First Financial Northwest Inc.	47,235	568,709
Fox Chase Bancorp Inc.	42,992	716,677
Franklin Financial Corp.[a]	33,454	708,556
Hampden Bancorp Inc.	16,227	347,258
Heritage Financial Group Inc.	26,828	694,845
Hingham Institution for Savings	3,915	340,644
Home Bancorp Inc.[b]	26,246	602,083
HomeStreet Inc.	40,568	706,289
HopFed Bancorp Inc.	24,259	308,574
IMPAC Mortgage Holdings Inc.[a,b]	22,577	139,977
Laporte Bancorp Inc.	4,699	58,691
Meridian Bancorp Inc.[a]	55,876	626,929
Meta Financial Group Inc.	17,260	604,790
NMI Holdings Inc. Class Aa	133,231	1,216,399
Ocean Shore Holding Co.[b]	17,812	256,671
OceanFirst Financial Corp.	37,082	635,585
Peoples Federal Bancshares Inc.	25,945	584,800
Provident Financial Holdings Inc.	28,517	431,462
Pulaski Financial Corp.	39,098	482,078
Riverview Bancorp Inc.[a]	59,238	265,386
Security National Financial Corp. Class Aa	27,072	155,935
SI Financial Group Inc.	48,568	541,048
Simplicity Bancorp Inc.	35,339	606,064
Stonegate Mortgage Corp.[a,b]	36,140	432,234
Territorial Bancorp Inc.	30,987	667,770
Tree.com Inc.[a]	17,391	840,681
United Community Financial Corp.	137,670	739,288
United Financial Bancorp Inc.	137,568	1,975,476
Walker & Dunlop Inc.[a,b]	48,990	859,285
Waterstone Financial Inc.	90,690	1,192,573
Westfield Financial Inc.	46,902	344,261

202

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2014

Security	Shares	Value

WSFS Financial Corp.	23,421	$1,800,841

		32,422,122
TOBACCO — 0.05%
22nd Century Group Inc.[a,b]	108,349	178,776
Alliance One International Inc.[a]	218,420	345,103

		523,879
TRADING COMPANIES & DISTRIBUTORS — 0.65%
Aceto Corp.	73,176	1,587,919
BlueLinx Holdings Inc.[a]	116,726	135,402
CAI International Inc.[a]	41,640	966,048
Essex Rental Corp.[a]	63,481	83,795
General Finance Corp.[a]	29,182	287,735
Houston Wire & Cable Co.	45,553	544,358
Huttig Building Products Inc.[a,b]	55,340	185,389
Lawson Products Inc.[a]	16,815	446,775
Neff Corp.[a]	27,014	304,448
Stock Building Supply Holdings Inc.[a,b]	38,418	588,564
Titan Machinery Inc.[a,b]	43,993	613,262
Transcat Inc.[a]	22,714	228,730
Willis Lease Finance Corp.[a]	16,060	351,714

		6,324,139
WATER UTILITIES — 0.58%
Artesian Resources Corp. Class A	24,814	560,548
Cadiz Inc.[a,b]	48,563	543,906
Connecticut Water Service Inc.	26,492	961,395
Consolidated Water Co. Ltd.[b]	36,708	392,041
Middlesex Water Co.	38,732	893,160
Pure Cycle Corp.[a,b]	54,223	216,892
SJW Corp.	39,206	1,259,297
York Water Co. (The)	35,716	828,968

		5,656,207
WIRELESS TELECOMMUNICATION SERVICES — 0.40%
Boingo Wireless Inc.[a,b]	53,762	412,354
Leap Wireless International Inc.	158,735	400,012
NTELOS Holdings Corp.	46,335	194,144
Shenandoah Telecommunications Co.	61,003	1,906,344
Spok Holdings Inc.	58,260	1,011,394

		3,924,248

TOTAL COMMON STOCKS (Cost: $907,360,300)		969,396,634

SHORT-TERM INVESTMENTS — 18.21%

MONEY MARKET FUNDS — 18.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	166,083,480	166,083,480
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	10,123,816	10,123,816

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	507,425	$507,425

		176,714,721

TOTAL SHORT-TERM INVESTMENTS (Cost: $176,714,721)		176,714,721

TOTAL INVESTMENTS IN SECURITIES — 118.10% (Cost: $1,084,075,021)		1,146,111,355
Other Assets, Less Liabilities — (18.10)%		(175,689,449)

NET ASSETS — 100.00%		$970,421,906

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	9	Mar. 2015	ICE Markets Equity	$1,080,630	$24,963

203

Schedule of Investments  (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.98%

BIOTECHNOLOGY — 77.65%
ACADIA Pharmaceuticals Inc.[a,b]	1,187,809	$37,712,936
Acceleron Pharma Inc.[a,b]	377,180	14,694,933
Achillion Pharmaceuticals Inc.[a,b]	1,193,037	14,614,703
Acorda Therapeutics Inc.[a,b]	499,398	20,410,396
Aegerion Pharmaceuticals Inc.[a,b]	338,806	7,094,598
Agios Pharmaceuticals Inc.[a,b]	412,898	46,261,092
Akebia Therapeutics Inc.[a,b]	237,870	2,768,807
Alder Biopharmaceuticals Inc.[a,b]	360,262	10,480,022
Alexion Pharmaceuticals Inc.[a]	1,418,048	262,381,421
Alkermes PLC[a]	1,740,933	101,949,036
Alnylam Pharmaceuticals Inc.[a,b]	915,810	88,833,570
AMAG Pharmaceuticals Inc.[a]	250,154	10,661,563
Amgen Inc.	3,339,470	531,944,176
Amicus Therapeutics Inc.[a,b]	1,089,578	9,065,289
Anacor Pharmaceuticals Inc.[a,b]	510,548	16,465,173
Arena Pharmaceuticals Inc.[a,b]	2,620,670	9,093,725
ARIAD Pharmaceuticals Inc.[a,b]	2,228,946	15,312,859
Array BioPharma Inc.[a,b]	1,571,119	7,431,393
Auspex Pharmaceuticals Inc.[a]	322,556	16,927,739
Avalanche Biotechnologies Inc.[a]	262,774	14,189,796
BioCryst Pharmaceuticals Inc.[a,b]	855,607	10,404,181
Biogen Idec Inc.[a]	1,794,136	609,019,465
BioMarin Pharmaceutical Inc.[a,b]	1,750,503	158,245,471
Bluebird Bio Inc.[a,b]	343,116	31,470,600
Cara Therapeutics Inc.[a]	266,379	2,655,799
Celgene Corp.[a,b]	4,855,732	543,162,182
Celladon Corp.[a]	272,532	5,322,550
Celldex Therapeutics Inc.[a,b]	1,066,626	19,465,924
ChemoCentryx Inc.[a,b]	516,101	3,524,970
Chimerix Inc.[a,b]	484,052	19,487,934
Clovis Oncology Inc.[a,b]	404,388	22,645,728
Concert Pharmaceuticals Inc.[a]	212,678	2,832,871
Cubist Pharmaceuticals Inc.[a,b]	908,251	91,415,463
Dyax Corp.[a,b]	1,624,112	22,835,015
Enanta Pharmaceuticals Inc.[a,b]	217,309	11,050,163
Epizyme Inc.[a,b]	406,629	7,673,089
Exelixis Inc.[a,b]	2,324,014	3,346,580
Five Prime Therapeutics Inc.[a,b]	252,021	6,804,567
Foundation Medicine Inc.[a,b]	331,192	7,359,086
Genomic Health Inc.[a,b]	377,647	12,073,375
Geron Corp.[a,b]	1,871,641	6,082,833
Gilead Sciences Inc.[a,b]	5,502,783	518,692,326
Grifols SA SP ADR	948,837	32,250,970
Halozyme Therapeutics Inc.[a,b]	1,492,865	14,406,147
Hyperion Therapeutics Inc.[a]	242,347	5,816,328
ImmunoGen Inc.[a,b]	1,023,163	6,241,294
Immunomedics Inc.[a,b]	1,108,766	5,322,077
Incyte Corp.[a,b]	2,005,438	146,617,572
Infinity Pharmaceuticals Inc.[a]	580,595	9,806,250
Inovio Pharmaceuticals Inc.[a,b]	708,572	6,504,691
Insmed Inc.[a]	580,797	8,984,930
Insys Therapeutics Inc.[a,b]	416,114	17,543,366
Intercept Pharmaceuticals Inc.[a]	251,850	39,288,600
Ironwood Pharmaceuticals Inc. Class Aa,b	1,472,054	22,551,867
Isis Pharmaceuticals Inc.[a,b]	1,406,494	86,836,940
Karyopharm Therapeutics Inc.[a,b]	382,410	14,313,606

Security	Shares	Value

Kite Pharma Inc.[a,b]	448,466	$25,863,034
Kythera Biopharmaceuticals Inc.[a,b]	269,977	9,362,802
Lexicon Pharmaceuticals Inc.[a,b]	6,129,737	5,577,448
Ligand Pharmaceuticals Inc.[a,b]	238,559	12,693,724
MacroGenics Inc.[a,b]	325,043	11,399,258
MannKind Corp.[a,b]	4,829,609	25,186,411
Medivation Inc.[a,b]	924,011	92,040,736
Merrimack Pharmaceuticals Inc.[a,b]	1,260,405	14,242,577
Momenta Pharmaceuticals Inc.[a,b]	631,587	7,604,307
Myriad Genetics Inc.[a,b]	868,931	29,595,790
Neurocrine Biosciences Inc.[a,b]	904,913	20,215,756
NewLink Genetics Corp.[a,b]	332,880	13,231,980
Novavax Inc.[a,b]	2,839,343	16,837,304
NPS Pharmaceuticals Inc.[a,b]	1,271,956	45,497,866
OncoMed Pharmaceuticals Inc.[a,b]	355,175	7,728,608
Ophthotech Corp.[a]	393,527	17,657,556
Orexigen Therapeutics Inc.[a,b]	1,466,288	8,885,705
Osiris Therapeutics Inc.[a,b]	408,610	6,533,674
PDL BioPharma Inc.[b]	1,912,772	14,747,472
Pharmacyclics Inc.[a,b]	896,624	109,621,250
Portola Pharmaceuticals Inc.[a]	578,647	16,387,283
Progenics Pharmaceuticals Inc.[a,b]	828,057	6,260,111
Prothena Corp. PLC[a]	326,039	6,768,570
PTC Therapeutics Inc.[a,b]	399,969	20,706,395
QLT Inc.[a]	598,583	2,400,318
Radius Health Inc.[a]	385,024	14,981,284
Raptor Pharmaceutical Corp.[a,b]	756,629	7,959,737
Receptos Inc.[a]	373,887	45,804,896
Regeneron Pharmaceuticals Inc.[a,b]	1,107,740	454,450,335
Regulus Therapeutics Inc.[a,b]	578,506	9,279,236
Repligen Corp.[a,b]	389,578	7,713,644
Retrophin Inc.[a,b]	312,237	3,821,781
Sage Therapeutics Inc.[a,b]	301,627	11,039,548
Sangamo BioSciences Inc.[a,b]	814,381	12,386,735
Sarepta Therapeutics Inc.[a,b]	491,763	7,115,811
Seattle Genetics Inc.[a,b]	1,474,947	47,390,047
Sinovac Biotech Ltd.[a,b]	661,735	3,460,874
Spectrum Pharmaceuticals Inc.[a,b]	782,939	5,425,767
Synageva BioPharma Corp.[a,b]	395,492	36,697,703
Synergy Pharmaceuticals Inc.[a,b]	1,149,742	3,506,713
Synta Pharmaceuticals Corp.[a,b]	1,295,763	3,433,772
Ultragenyx Pharmaceutical Inc.[a,b]	373,034	16,368,732
United Therapeutics Corp.[a,b]	565,583	73,237,343
Vanda Pharmaceuticals Inc.[a,b]	463,156	6,632,394
Verastem Inc.[a,b]	308,338	2,818,209
Versartis Inc.[a]	282,942	6,352,048
Vertex Pharmaceuticals Inc.[a,b]	2,341,575	278,179,110
XOMA Corp.[a,b]	1,278,559	4,590,027
Zafgen Inc.[a]	265,548	8,189,500

		5,388,229,218
HEALTH CARE EQUIPMENT & SUPPLIES — 0.08%
Cerus Corp.[a,b]	931,129	5,810,245

		5,810,245
LIFE SCIENCES TOOLS & SERVICES — 5.98%
Affymetrix Inc.[a,b]	954,823	9,424,103
Albany Molecular Research Inc.[a,b]	388,199	6,319,880
Bio-Techne Corp.	441,420	40,787,208
Compugen Ltd.[a,b]	566,931	4,722,535
Illumina Inc.[a]	1,446,071	266,915,785

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2014

Security	Shares	Value

Luminex Corp.[a,b]	509,965	$9,566,943
Pacific Biosciences of California Inc.[a,b]	849,395	6,659,257
QIAGEN NVa,b	2,778,161	65,175,657
Sequenom Inc.[a,b]	1,397,105	5,169,289

		414,740,657
PHARMACEUTICALS — 16.27%
AcelRx Pharmaceuticals Inc.[a,b]	520,397	3,502,272
Aerie Pharmaceuticals Inc.[a,b]	280,481	8,187,240
Akorn Inc.[a,b]	1,283,038	46,445,976
Alimera Sciences Inc.[a,b]	518,011	2,869,781
Amphastar Pharmaceuticals Inc.[a]	522,135	6,061,987
ANI Pharmaceuticals Inc.[a,b]	132,362	7,463,893
Aratana Therapeutics Inc.[a]	405,855	7,232,336
AVANIR Pharmaceuticals Inc. Class Aa	2,303,910	39,051,275
Cempra Inc.[a,b]	426,127	10,018,246
Depomed Inc.[a,b]	699,321	11,266,061
Endo International PLC[a]	1,824,662	131,594,623
Endocyte Inc.[a,b]	496,651	3,123,935
Flamel Technologies SA SP ADR[a]	442,765	7,584,564
GW Pharmaceuticals PLC[a]	139,190	9,420,379
Horizon Pharma PLC[a]	1,415,014	18,239,530
Impax Laboratories Inc.[a,b]	848,180	26,870,342
Jazz Pharmaceuticals PLC[a]	720,148	117,909,832
Medicines Co. (The)[a,b]	778,842	21,550,558
Mylan Inc./PAa,b	4,442,842	250,443,004
Nektar Therapeutics[a,b]	1,529,001	23,699,516
Omeros Corp.[a,b]	405,698	10,053,196
Pacira Pharmaceuticals Inc.[a,b]	429,247	38,057,039
Pernix Therapeutics Holdings Inc.[a]	447,795	4,204,795
POZEN Inc.[a]	375,126	3,001,008
Relypsa Inc.[a]	400,067	12,322,064
Revance Therapeutics Inc.[a]	277,388	4,698,953
Sagent Pharmaceuticals Inc.[a,b]	379,929	9,540,017
Salix Pharmaceuticals Ltd.[a,b]	758,677	87,202,334
SciClone Pharmaceuticals Inc.[a]	604,543	5,295,797
Shire PLC SP ADR	616,021	130,929,103
Sucampo Pharmaceuticals Inc. Class Aa,b	527,984	7,539,612
Supernus Pharmaceuticals Inc.[a]	511,089	4,242,039
Tetraphase Pharmaceuticals Inc.[a,b]	358,515	14,236,631
Theravance Biopharma Inc.[a]	376,886	5,623,139
Theravance Inc.[b]	1,373,527	19,435,407
VIVUS Inc.[a,b]	1,234,243	3,554,620
XenoPort Inc.[a,b]	740,973	6,498,333
ZS Pharma Inc.[a,b]	243,466	10,120,882

		1,129,090,319

TOTAL COMMON STOCKS
(Cost: $6,650,069,202)		6,937,870,439

SHORT-TERM INVESTMENTS — 14.20%

MONEY MARKET FUNDS — 14.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	925,900,457	925,900,457
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	56,439,364	56,439,364

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,727,795	$2,727,795

		985,067,616

TOTAL SHORT-TERM INVESTMENTS
(Cost: $985,067,616)		985,067,616

TOTAL INVESTMENTS IN SECURITIES — 114.18%
(Cost: $7,635,136,818)		7,922,938,055
Other Assets, Less Liabilities — (14.18)%		(983,848,238)

NET ASSETS — 100.00%		$6,939,089,817

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

205

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.61%
Alliant Techsystems Inc.	16,520	$1,920,450
B/E Aerospace Inc.[a]	54,452	3,159,305
Boeing Co. (The)	375,582	48,818,148
Exelis Inc.	97,359	1,706,703
General Dynamics Corp.	157,495	21,674,462
Hexcel Corp.[a,b]	50,601	2,099,436
Honeywell International Inc.	403,359	40,303,631
Huntington Ingalls Industries Inc.	25,313	2,846,700
KLX Inc.[a]	27,212	1,122,495
L-3 Communications Holdings Inc.	44,197	5,578,104
Lockheed Martin Corp.	139,586	26,880,076
Northrop Grumman Corp.	104,034	15,333,571
Precision Castparts Corp.	74,531	17,953,027
Raytheon Co.	161,119	17,428,242
Rockwell Collins Inc.	69,598	5,879,639
Spirit AeroSystems Holdings Inc. Class Aa	62,304	2,681,564
Textron Inc.	143,715	6,051,839
TransDigm Group Inc.	27,278	5,356,035
Triumph Group Inc.	26,916	1,809,294
United Technologies Corp.	472,165	54,298,975
Vectrus Inc.[a]	5,416	148,399

		283,050,095
AIR FREIGHT & LOGISTICS — 0.71%
C.H. Robinson Worldwide Inc.	76,633	5,739,045
Expeditors International of Washington Inc.	102,045	4,552,227
FedEx Corp.	152,180	26,427,579
United Parcel Service Inc.	364,550	40,527,024

		77,245,875
AIRLINES — 0.72%
Alaska Air Group Inc.	70,954	4,240,211
American Airlines Group Inc.	370,921	19,892,493
Copa Holdings SA Class A	17,228	1,785,510
Delta Air Lines Inc.	436,663	21,479,453
Southwest Airlines Co.	356,282	15,077,854
Spirit Airlines Inc.[a]	37,626	2,843,773
United Continental Holdings Inc.[a]	192,087	12,848,700

		78,167,994
AUTO COMPONENTS — 0.39%
BorgWarner Inc.	118,112	6,490,254
Gentex Corp.	75,451	2,726,045
Goodyear Tire & Rubber Co. (The)	142,253	4,064,168
Johnson Controls Inc.	342,003	16,532,425
Lear Corp.	41,979	4,117,300
TRW Automotive Holdings Corp.[a]	57,211	5,884,151
Visteon Corp.[a]	22,718	2,427,646

		42,241,989
AUTOMOBILES — 0.73%
Ford Motor Co.	2,000,089	31,001,380

Security	Shares	Value

General Motors Co.	825,975	$28,834,787
Harley-Davidson Inc.	112,067	7,386,336
Tesla Motors Inc.[a,b]	48,951	10,887,192
Thor Industries Inc.	23,854	1,332,723

		79,442,418
BEVERAGES — 1.85%
Brown-Forman Corp.	78,967	6,936,461
Coca-Cola Co. (The)	2,045,121	86,345,009
Coca-Cola Enterprises Inc.	130,029	5,749,882
Constellation Brands Inc.[a]	82,385	8,087,736
Dr Pepper Snapple Group Inc.	100,824	7,227,064
Molson Coors Brewing Co. Class B NVS	70,241	5,234,359
Monster Beverage Corp.[a]	73,545	7,968,601
PepsiCo Inc.	780,873	73,839,351

		201,388,463
BIOTECHNOLOGY — 2.88%
Alexion Pharmaceuticals Inc.[a]	101,882	18,851,226
Alkermes PLC[a]	74,621	4,369,806
Alnylam Pharmaceuticals Inc.[a,b]	34,316	3,328,652
Amgen Inc.	389,934	62,112,587
Biogen Idec Inc.[a]	122,141	41,460,762
BioMarin Pharmaceutical Inc.[a]	74,920	6,772,768
Celgene Corp.[a]	412,498	46,142,026
Cubist Pharmaceuticals Inc.[a]	39,004	3,925,753
Gilead Sciences Inc.[a]	790,961	74,555,984
Incyte Corp.[a,b]	74,671	5,459,197
Intercept Pharmaceuticals Inc.[a,b]	6,373	994,188
Medivation Inc.[a]	39,575	3,942,066
Myriad Genetics Inc.[a,b]	38,517	1,311,889
Pharmacyclics Inc.[a,b]	31,532	3,855,102
Regeneron Pharmaceuticals Inc.[a]	40,575	16,645,894
Seattle Genetics Inc.[a,b]	52,337	1,681,588
United Therapeutics Corp.[a]	24,779	3,208,633
Vertex Pharmaceuticals Inc.[a]	121,622	14,448,693

		313,066,814
BUILDING PRODUCTS — 0.19%
A.O. Smith Corp.	39,125	2,207,041
Allegion PLC	49,835	2,763,849
Armstrong World Industries Inc.[a]	23,339	1,193,090
Fortune Brands Home & Security Inc.	85,825	3,885,298
Lennox International Inc.	25,331	2,408,218
Masco Corp.	184,242	4,642,899
Owens Corning	60,841	2,178,716
USG Corp.[a,b]	48,068	1,345,423

		20,624,534
CAPITAL MARKETS — 2.30%
Affiliated Managers Group Inc.[a]	28,559	6,061,362
Ameriprise Financial Inc.	97,775	12,930,744
Artisan Partners Asset Management Inc.	14,108	712,877
Bank of New York Mellon Corp. (The)	587,323	23,827,694
BlackRock Inc.[c]	65,683	23,485,614
Charles Schwab Corp. (The)	578,965	17,478,953
E*TRADE Financial Corp.[a]	149,402	3,623,746
Eaton Vance Corp. NVS	62,224	2,546,828
Federated Investors Inc. Class B	48,567	1,599,311

206

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2014

Security	Shares	Value

Franklin Resources Inc.	204,139	$11,303,176
Goldman Sachs Group Inc. (The)	230,351	44,648,934
Interactive Brokers Group Inc. Class A	27,927	814,351
Invesco Ltd.	222,216	8,781,976
Lazard Ltd. Class A	63,910	3,197,417
Legg Mason Inc.	53,618	2,861,593
LPL Financial Holdings Inc.	45,221	2,014,596
Morgan Stanley	789,969	30,650,797
Northern Trust Corp.	122,109	8,230,147
NorthStar Asset Management Group Inc.	94,869	2,141,193
Raymond James Financial Inc.	64,527	3,696,752
SEI Investments Co.	68,612	2,747,225
State Street Corp.	221,668	17,400,938
T. Rowe Price Group Inc.	135,109	11,600,459
TD Ameritrade Holding Corp.	138,882	4,969,198
Waddell & Reed Financial Inc. Class A	44,008	2,192,479

		249,518,360
CHEMICALS — 2.47%
Air Products and Chemicals Inc.	109,340	15,770,108
Airgas Inc.	38,353	4,417,499
Albemarle Corp.	41,168	2,475,432
Ashland Inc.	35,656	4,270,163
Axalta Coating Systems Ltd.[a]	28,572	743,443
Cabot Corp.	33,403	1,465,056
Celanese Corp. Series A	80,678	4,837,453
CF Industries Holdings Inc.	26,734	7,286,084
Cytec Industries Inc.	36,319	1,676,848
Dow Chemical Co. (The)	620,115	28,283,445
E.I. du Pont de Nemours and Co.	473,018	34,974,951
Eastman Chemical Co.	77,658	5,891,136
Ecolab Inc.	137,251	14,345,474
FMC Corp.	68,771	3,922,010
Huntsman Corp.	104,235	2,374,473
International Flavors & Fragrances Inc.	41,986	4,255,701
LyondellBasell Industries NV Class A	215,620	17,118,072
Monsanto Co.	248,928	29,739,428
Mosaic Co. (The)	171,875	7,846,094
NewMarket Corp.	4,591	1,852,606
Platform Specialty Products Corp.[a,b]	49,355	1,146,023
PPG Industries Inc.	71,231	16,465,046
Praxair Inc.	150,889	19,549,179
Rayonier Advanced Materials Inc.	21,953	489,552
Rockwood Holdings Inc.	37,114	2,924,583
RPM International Inc.	69,033	3,500,663
Scotts Miracle-Gro Co. (The) Class A	23,118	1,440,714
Sherwin-Williams Co. (The)	44,314	11,656,355
Sigma-Aldrich Corp.	61,352	8,421,789
Valspar Corp. (The)	43,718	3,780,733
W.R. Grace & Co.[a]	39,521	3,769,908
Westlake Chemical Corp.	21,202	1,295,230

		267,985,251
COMMERCIAL BANKS — 5.66%
Associated Banc-Corp.	82,330	1,533,808
Bank of America Corp.	5,416,363	96,898,734
Bank of Hawaii Corp.	22,930	1,359,978
BankUnited Inc.	52,586	1,523,416
BB&T Corp.	369,988	14,388,833
BOK Financial Corp.	13,989	839,900
CIT Group Inc.	94,420	4,516,109

Security	Shares	Value

Citigroup Inc.	1,564,707	$84,666,296
Citizens Financial Group Inc.	82,815	2,058,781
City National Corp.	24,604	1,988,249
Comerica Inc.	93,980	4,402,023
Commerce Bancshares Inc.	44,112	1,918,431
Cullen/Frost Bankers Inc.	27,290	1,927,766
East West Bancorp Inc.	74,094	2,868,179
Fifth Third Bancorp	437,132	8,906,564
First Horizon National Corp.	123,431	1,676,193
First Niagara Financial Group Inc.	183,733	1,548,869
First Republic Bank	71,210	3,711,465
Fulton Financial Corp.	97,752	1,208,215
Huntington Bancshares Inc.	427,885	4,501,350
JPMorgan Chase & Co.	1,949,453	121,996,769
KeyCorp	456,560	6,346,184
M&T Bank Corp.	67,601	8,492,038
PacWest Bancorp	47,782	2,172,170
PNC Financial Services Group Inc. (The)[c]	275,080	25,095,548
Popular Inc.[a]	52,925	1,802,096
Regions Financial Corp.	708,016	7,476,649
Signature Bank[a]	25,950	3,268,662
SunTrust Banks Inc.	274,221	11,489,860
SVB Financial Group[a]	26,162	3,036,623
Synovus Financial Corp.	71,671	1,941,567
TCF Financial Corp.	86,045	1,367,255
U.S. Bancorp	884,775	39,770,636
Wells Fargo & Co.	2,459,836	134,848,210
Zions Bancorp	104,745	2,986,280

		614,533,706
COMMERCIAL SERVICES & SUPPLIES — 0.51%
ADT Corp. (The)	90,145	3,265,953
Cintas Corp.	51,920	4,072,605
Clean Harbors Inc.[a,b]	31,483	1,512,758
Copart Inc.[a]	58,210	2,124,083
Covanta Holding Corp.	55,709	1,226,155
KAR Auction Services Inc.	72,234	2,502,908
Pitney Bowes Inc.	103,319	2,517,884
R.R. Donnelley & Sons Co.[b]	103,088	1,732,394
Republic Services Inc.	137,187	5,521,777
Rollins Inc.	32,548	1,077,339
Stericycle Inc.[a,b]	43,756	5,735,536
Tyco International PLC	215,691	9,460,207
Waste Connections Inc.	64,313	2,829,129
Waste Management Inc.	239,352	12,283,545

		55,862,273
COMMUNICATIONS EQUIPMENT — 1.59%
Arista Networks Inc.[a,b]	3,124	189,814
ARRIS Group Inc.[a]	64,962	1,961,203
Brocade Communications Systems Inc.	221,895	2,627,237
Cisco Systems Inc.	2,638,531	73,390,740
CommScope Holding Co. Inc.[a]	32,198	735,080
EchoStar Corp. Class Aa	22,310	1,171,275
F5 Networks Inc.[a]	38,758	5,056,562
Harris Corp.	55,037	3,952,757
JDS Uniphase Corp.[a]	119,064	1,633,558
Juniper Networks Inc.	223,029	4,978,007
Motorola Solutions Inc.	102,745	6,892,135
Palo Alto Networks Inc.[a]	28,236	3,460,887
QUALCOMM Inc.	869,386	64,621,461

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2014

Security	Shares	Value

Riverbed Technology Inc.[a]	83,614	$1,706,562

		172,377,278
COMPUTERS & PERIPHERALS — 4.17%
3D Systems Corp.[a,b]	56,817	1,867,575
Apple Inc.	3,105,828	342,821,295
Diebold Inc.	33,454	1,158,847
EMC Corp.	1,054,416	31,358,332
Hewlett-Packard Co.	976,078	39,170,010
Lexmark International Inc. Class A	32,247	1,330,834
NCR Corp.[a]	86,818	2,529,876
NetApp Inc.	160,840	6,666,818
SanDisk Corp.	116,329	11,397,915
Stratasys Ltd.[a,b]	25,441	2,114,401
Western Digital Corp.	114,487	12,673,711

		453,089,614
CONSTRUCTION & ENGINEERING — 0.16%
AECOM Technology Corp.[a]	76,332	2,318,203
Chicago Bridge & Iron Co. NV	50,955	2,139,091
Fluor Corp.	82,183	4,982,755
Jacobs Engineering Group Inc.[a]	68,349	3,054,517
KBR Inc.	75,663	1,282,488
Quanta Services Inc.[a]	110,290	3,131,133

		16,908,187
CONSTRUCTION MATERIALS — 0.09%
Eagle Materials Inc.	26,036	1,979,517
Martin Marietta Materials Inc.	31,950	3,524,724
Vulcan Materials Co.	67,528	4,438,616

		9,942,857
CONSUMER FINANCE — 0.89%
Ally Financial Inc.[a]	139,784	3,301,698
American Express Co.	467,256	43,473,498
Capital One Financial Corp.	294,356	24,299,088
Discover Financial Services	240,143	15,726,965
Navient Corp.	218,445	4,720,596
Santander Consumer USA Holdings Inc.	44,400	870,684
SLM Corp.	218,465	2,226,158
Synchrony Financial[a]	65,790	1,957,253

		96,575,940
CONTAINERS & PACKAGING — 0.36%
AptarGroup Inc.[b]	33,857	2,263,002
Avery Dennison Corp.	49,214	2,553,222
Ball Corp.	72,053	4,911,853
Bemis Co. Inc.	52,214	2,360,595
Crown Holdings Inc.[a,b]	71,673	3,648,156
Greif Inc. Class A	16,231	766,590
MeadWestvaco Corp.	86,462	3,838,048
Owens-Illinois Inc.[a]	84,179	2,271,991
Packaging Corp. of America	50,397	3,933,486
Rock-Tenn Co. Class A	74,215	4,525,631
Sealed Air Corp.	111,623	4,736,164
Silgan Holdings Inc.	22,569	1,209,698

Security	Shares	Value

Sonoco Products Co.	52,777	$2,306,355

		39,324,791
DISTRIBUTORS — 0.12%
Genuine Parts Co.	78,941	8,412,742
LKQ Corp.[a]	155,962	4,385,652

		12,798,394
DIVERSIFIED CONSUMER SERVICES — 0.12%
Apollo Education Group Inc.[a]	49,832	1,699,769
DeVry Education Group Inc.	32,763	1,555,260
Graham Holdings Co. Class B	1,805	1,558,997
H&R Block Inc.	141,493	4,765,484
Service Corp. International	108,738	2,468,353
ServiceMaster Global Holdings Inc.[a]	21,104	564,954

		12,612,817
DIVERSIFIED FINANCIAL SERVICES — 1.91%
Berkshire Hathaway Inc. Class Ba	942,682	141,543,702
CBOE Holdings Inc.	44,362	2,813,438
CME Group Inc./IL	164,206	14,556,862
FNFV Group[a]	47,679	750,468
Intercontinental Exchange Inc.	59,283	13,000,169
Leucadia National Corp.	190,582	4,272,848
McGraw Hill Financial Inc.	140,082	12,464,496
Moody’s Corp.	97,105	9,303,630
MSCI Inc. Class A	60,350	2,863,004
NASDAQ OMX Group Inc. (The)	60,409	2,897,216
Restaurant Brands International LPa,b	1,090	40,978
Voya Financial Inc.	70,492	2,987,451

		207,494,262
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.98%
AT&T Inc.[b]	2,673,520	89,803,537
CenturyLink Inc.	294,959	11,674,477
Frontier Communications Corp.	512,506	3,418,415
Level 3 Communications Inc.[a]	141,959	7,009,935
Verizon Communications Inc.	2,133,042	99,783,705
Windstream Holdings Inc.	308,747	2,544,075
Zayo Group Holdings Inc.[a]	12,777	390,593

		214,624,737
ELECTRIC UTILITIES — 1.73%
American Electric Power Co. Inc.	251,358	15,262,458
Duke Energy Corp.	364,240	30,428,610
Edison International	167,462	10,965,412
Entergy Corp.	92,180	8,063,906
Exelon Corp.	442,208	16,397,073
FirstEnergy Corp.	215,781	8,413,301
Great Plains Energy Inc.	79,612	2,261,777
Hawaiian Electric Industries Inc.[b]	52,507	1,757,934
ITC Holdings Corp.	80,586	3,258,092
NextEra Energy Inc.	224,642	23,877,198
Northeast Utilities	162,493	8,696,625
OGE Energy Corp.	102,878	3,650,112
Pepco Holdings Inc.	129,598	3,490,074
Pinnacle West Capital Corp.	56,476	3,857,876
PPL Corp.	342,155	12,430,491

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2014

Security	Shares	Value

Southern Co. (The)	459,111	$22,546,941
Westar Energy Inc.	66,595	2,746,378
Xcel Energy Inc.	257,999	9,267,324

		187,371,582
ELECTRICAL EQUIPMENT — 0.59%
Acuity Brands Inc.	22,371	3,133,506
AMETEK Inc.	125,798	6,620,749
Babcock & Wilcox Co. (The)	57,371	1,738,341
Eaton Corp. PLC	245,527	16,686,015
Emerson Electric Co.	361,430	22,311,074
Hubbell Inc. Class B	30,562	3,264,938
Regal Beloit Corp.	23,271	1,749,979
Rockwell Automation Inc.	71,183	7,915,550
Solarcity Corp.[a,b]	22,020	1,177,630

		64,597,782
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
Amphenol Corp. Class A	161,473	8,688,862
Arrow Electronics Inc.[a,b]	51,467	2,979,425
Avnet Inc.	71,513	3,076,489
AVX Corp.	24,237	339,318
CDW Corp./DE	44,959	1,581,208
Corning Inc.	673,868	15,451,793
Dolby Laboratories Inc. Class A	24,704	1,065,236
FLIR Systems Inc.	73,265	2,367,192
Ingram Micro Inc. Class Aa	80,157	2,215,540
IPG Photonics Corp.[a,b]	17,185	1,287,500
Jabil Circuit Inc.	104,986	2,291,844
Keysight Technologies Inc.[a]	85,593	2,890,476
Knowles Corp.[a,b]	43,763	1,030,619
National Instruments Corp.	51,372	1,597,155
Tech Data Corp.[a]	19,660	1,243,102
Trimble Navigation Ltd.[a]	134,812	3,577,911
Vishay Intertechnology Inc.	69,958	989,906
Zebra Technologies Corp. Class Aa	26,106	2,020,865

		54,694,441
ENERGY EQUIPMENT & SERVICES — 1.27%
Atwood Oceanics Inc.[a]	33,309	944,976
Baker Hughes Inc.	224,479	12,586,538
Cameron International Corp.[a]	105,592	5,274,320
Diamond Offshore Drilling Inc.[b]	34,588	1,269,725
Dresser-Rand Group Inc.[a]	39,558	3,235,844
Dril-Quip Inc.[a]	21,081	1,617,545
FMC Technologies Inc.[a]	121,533	5,692,606
Frank’s International NV	17,756	295,282
Halliburton Co.	434,955	17,106,780
Helmerich & Payne Inc.	49,875	3,362,573
Nabors Industries Ltd.	152,919	1,984,889
National Oilwell Varco Inc.	220,976	14,480,557
Oceaneering International Inc.	55,742	3,278,187
Oil States International Inc.[a]	24,299	1,188,221
Patterson-UTI Energy Inc.	74,612	1,237,813
Rowan Companies PLC Class A	64,293	1,499,313
RPC Inc.	32,244	420,462
Schlumberger Ltd.	669,835	57,210,607
Seadrill Ltd.	182,499	2,179,038
Seventy Seven Energy Inc.[a]	19,399	104,949
Superior Energy Services Inc.	80,991	1,631,969

Security	Shares	Value

Tidewater Inc.	25,178	$816,019
Unit Corp.[a]	25,708	876,643

		138,294,856
FOOD & STAPLES RETAILING — 2.27%
Costco Wholesale Corp.	226,585	32,118,424
CVS Health Corp.	602,244	58,002,120
Kroger Co. (The)	262,385	16,847,741
Rite Aid Corp.[a]	504,158	3,791,268
Safeway Inc.	119,066	4,181,598
Sprouts Farmers Market Inc.[a,b]	50,572	1,718,436
Sysco Corp.	300,800	11,938,752
Wal-Mart Stores Inc.	820,619	70,474,760
Walgreens Boots Alliance Inc.	491,502	37,452,452
Whole Foods Market Inc.	189,275	9,543,245

		246,068,796
FOOD PRODUCTS — 1.60%
Archer-Daniels-Midland Co.	337,058	17,527,016
Bunge Ltd.[d]	75,792	6,890,251
Campbell Soup Co.	89,730	3,948,120
ConAgra Foods Inc.	216,280	7,846,638
Flowers Foods Inc.	88,854	1,705,108
General Mills Inc.	316,460	16,876,812
Hain Celestial Group Inc.[a,b]	51,922	3,026,533
Hershey Co. (The)	76,852	7,987,228
Hormel Foods Corp.	69,069	3,598,495
Ingredion Inc.	38,457	3,262,692
J.M. Smucker Co. (The)	53,544	5,406,873
Kellogg Co.	131,993	8,637,622
Keurig Green Mountain Inc.	72,636	9,616,643
Kraft Foods Group Inc.	306,599	19,211,493
McCormick & Co. Inc. NVS	67,523	5,016,959
Mead Johnson Nutrition Co. Class A	103,923	10,448,419
Mondelez International Inc. Class A	871,194	31,646,122
Pilgrim’s Pride Corp.[a,b]	32,666	1,071,118
Pinnacle Foods Inc.	28,155	993,872
Tyson Foods Inc. Class A	149,434	5,990,809
WhiteWave Foods Co. (The) Class Aa	89,798	3,142,032

		173,850,855
GAS UTILITIES — 0.14%
AGL Resources Inc.	61,440	3,349,094
Atmos Energy Corp.	51,725	2,883,152
National Fuel Gas Co.	43,436	3,020,105
Questar Corp.	90,567	2,289,534
UGI Corp.	89,131	3,385,195

		14,927,080
HEALTH CARE EQUIPMENT & SUPPLIES — 2.20%
Abbott Laboratories	773,555	34,825,446
Alere Inc.[a]	42,773	1,625,374
Align Technology Inc.[a,b]	42,147	2,356,439
Baxter International Inc.	279,416	20,478,399
Becton, Dickinson and Co.	99,527	13,850,177
Boston Scientific Corp.[a]	679,666	9,005,575
C.R. Bard Inc.	39,144	6,522,173
CareFusion Corp.[a]	106,322	6,309,148
Cooper Companies Inc. (The)	24,727	4,007,999

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2014

Security	Shares	Value

Covidien PLC	232,242	$23,753,712
DENTSPLY International Inc.	73,345	3,907,088
Edwards Lifesciences Corp.[a]	54,188	6,902,468
Halyard Health Inc.[a]	23,919	1,087,597
Hill-Rom Holdings Inc.	29,645	1,352,405
Hologic Inc.[a]	124,269	3,322,953
IDEXX Laboratories Inc.[a,b]	24,589	3,645,811
Intuitive Surgical Inc.[a]	18,528	9,800,200
Medtronic Inc.	514,567	37,151,737
ResMed Inc.[b]	72,484	4,063,453
Sirona Dental Systems Inc.[a,b]	29,845	2,607,558
St. Jude Medical Inc.	146,105	9,501,208
Stryker Corp.	173,101	16,328,617
Teleflex Inc.	21,049	2,416,846
Varian Medical Systems Inc.[a]	53,667	4,642,732
Zimmer Holdings Inc.	86,327	9,791,208

		239,256,323
HEALTH CARE PROVIDERS & SERVICES — 2.46%
Aetna Inc.	184,050	16,349,162
AmerisourceBergen Corp.	116,134	10,470,641
Anthem Inc.	144,032	18,100,501
Brookdale Senior Living Inc.[a]	88,509	3,245,625
Cardinal Health Inc.	175,166	14,141,151
Catamaran Corp.[a]	106,385	5,505,424
Centene Corp.[a]	29,856	3,100,546
Cigna Corp.	138,349	14,237,496
Community Health Systems Inc.[a]	59,500	3,208,240
DaVita HealthCare Partners Inc.[a]	91,782	6,951,569
Envision Healthcare Holdings Inc.[a]	41,909	1,453,823
Express Scripts Holding Co.[a]	377,963	32,002,127
HCA Holdings Inc.[a]	168,122	12,338,474
Health Net Inc./CAa,b	41,476	2,220,210
Henry Schein Inc.[a]	44,072	6,000,403
Humana Inc.	79,635	11,437,975
Laboratory Corp. of America Holdings[a,b]	43,807	4,726,775
LifePoint Hospitals Inc.[a]	22,966	1,651,485
McKesson Corp.	118,775	24,655,314
MEDNAX Inc.[a]	51,732	3,420,003
Omnicare Inc.	51,161	3,731,172
Patterson Companies Inc.	43,730	2,103,413
Premier Inc.[a]	16,569	555,559
Quest Diagnostics Inc.	74,607	5,003,145
Tenet Healthcare Corp.[a]	50,538	2,560,760
UnitedHealth Group Inc.	504,668	51,016,888
Universal Health Services Inc. Class B	45,886	5,105,276
VCA Inc.[a]	45,328	2,210,647

		267,503,804
HEALTH CARE TECHNOLOGY — 0.14%
Allscripts Healthcare Solutions Inc.[a]	92,776	1,184,749
athenahealth Inc.[a,b]	19,503	2,841,587
Cerner Corp.[a]	153,119	9,900,675
IMS Health Holdings Inc.[a,b]	38,567	988,858
Veeva Systems Inc.[a,b]	19,500	514,995

		15,430,864
HOTELS, RESTAURANTS & LEISURE — 1.82%
Aramark	21,542	671,033
Brinker International Inc.	33,825	1,985,189

Security	Shares	Value

Carnival Corp.	218,414	$9,900,707
Chipotle Mexican Grill Inc.[a,b]	15,977	10,936,416
Choice Hotels International Inc.	18,093	1,013,570
Darden Restaurants Inc.	68,362	4,008,064
Domino’s Pizza Inc.	28,755	2,707,858
Dunkin’ Brands Group Inc.	54,965	2,344,257
Hilton Worldwide Holdings Inc.[a]	69,579	1,815,316
Hyatt Hotels Corp. Class Aa	21,381	1,287,350
International Game Technology	126,774	2,186,852
Las Vegas Sands Corp.	193,476	11,252,564
Marriott International Inc./DE	113,796	8,879,502
McDonald’s Corp.	509,116	47,704,169
MGM Resorts International[a]	192,892	4,124,031
Norwegian Cruise Line Holdings Ltd.[a,d]	46,845	2,190,472
Panera Bread Co. Class Aa,b	12,715	2,222,582
Restaurant Brands International Inc.[a]	109,619	4,279,526
Royal Caribbean Cruises Ltd.	85,784	7,071,175
SeaWorld Entertainment Inc.	35,258	631,118
Six Flags Entertainment Corp.	37,686	1,626,151
Starbucks Corp.	387,748	31,814,723
Starwood Hotels & Resorts Worldwide Inc.	92,151	7,470,682
Wendy’s Co. (The)	142,115	1,283,299
Wyndham Worldwide Corp.	65,849	5,647,210
Wynn Resorts Ltd.	41,857	6,226,647
Yum! Brands Inc.	227,310	16,559,534

		197,839,997
HOUSEHOLD DURABLES — 0.51%
D.R. Horton Inc.	165,777	4,192,500
Garmin Ltd.	62,958	3,326,071
GoPro Inc.[a,b]	10,516	664,822
Harman International Industries Inc.	34,810	3,714,575
Jarden Corp.[a]	99,996	4,787,809
Leggett & Platt Inc.	71,701	3,055,180
Lennar Corp. Class A	92,039	4,124,268
Mohawk Industries Inc.[a]	31,781	4,937,496
Newell Rubbermaid Inc.	142,934	5,444,356
NVR Inc.[a,b]	2,148	2,739,409
PulteGroup Inc.	195,663	4,198,928
Taylor Morrison Home Corp. Class Aa	16,323	308,341
Tempur Sealy International Inc.[a]	31,498	1,729,555
Toll Brothers Inc.[a]	91,761	3,144,649
Tupperware Brands Corp.	26,119	1,645,497
Whirlpool Corp.	40,146	7,777,886

		55,791,342
HOUSEHOLD PRODUCTS — 1.84%
Church & Dwight Co. Inc.	70,235	5,535,220
Clorox Co. (The)	65,969	6,874,629
Colgate-Palmolive Co.	471,477	32,621,494
Energizer Holdings Inc.	31,907	4,101,964
Kimberly-Clark Corp.	194,029	22,418,111
Procter & Gamble Co. (The)	1,393,824	126,963,428
Spectrum Brands Holdings Inc.	11,009	1,053,341

		199,568,187
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.13%
AES Corp. (The)	374,928	5,162,759
Calpine Corp.[a]	200,893	4,445,762

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2014

Security	Shares	Value

NRG Energy Inc.	174,311	$4,697,681

		14,306,202
INDUSTRIAL CONGLOMERATES — 2.06%
3M Co.	337,007	55,376,990
Carlisle Companies Inc.	32,710	2,951,751
Danaher Corp.	312,914	26,819,859
General Electric Co.	5,165,148	130,523,290
Roper Industries Inc.	51,221	8,008,403

		223,680,293
INSURANCE — 3.08%
ACE Ltd.	173,933	19,981,423
Aflac Inc.	233,779	14,281,559
Alleghany Corp.[a]	8,402	3,894,327
Allied World Assurance Co. Holdings Ltd.	50,960	1,932,403
Allstate Corp. (The)	223,503	15,701,086
American Financial Group Inc.	37,503	2,277,182
American International Group Inc.	745,090	41,732,491
American National Insurance Co.	3,725	425,619
Aon PLC	152,809	14,490,877
Arch Capital Group Ltd.[a]	68,990	4,077,309
Arthur J. Gallagher & Co.	81,224	3,824,026
Aspen Insurance Holdings Ltd.	33,939	1,485,510
Assurant Inc.	37,111	2,539,506
Assured Guaranty Ltd.	87,381	2,271,032
Axis Capital Holdings Ltd.[d]	52,774	2,696,224
Brown & Brown Inc.	62,373	2,052,695
Chubb Corp. (The)	125,873	13,024,079
Cincinnati Financial Corp.	83,716	4,339,000
CNA Financial Corp.	13,481	521,850
Endurance Specialty Holdings Ltd.[d]	23,054	1,379,551
Erie Indemnity Co. Class A	12,762	1,158,407
Everest Re Group Ltd.	23,906	4,071,192
FNF Group	143,226	4,934,136
Genworth Financial Inc. Class Aa	255,713	2,173,561
Hanover Insurance Group Inc. (The)	22,560	1,608,979
Hartford Financial Services Group Inc. (The)	231,087	9,634,017
HCC Insurance Holdings Inc.	51,591	2,761,150
Lincoln National Corp.	135,406	7,808,864
Loews Corp.	167,104	7,021,710
Markel Corp.[a]	7,181	4,903,474
Marsh & McLennan Companies Inc.	283,016	16,199,836
MBIA Inc.[a]	72,473	691,392
Mercury General Corp.	12,439	704,918
MetLife Inc.	481,862	26,063,916
Old Republic International Corp.	134,656	1,970,017
PartnerRe Ltd.	26,149	2,984,385
Principal Financial Group Inc.	151,077	7,846,939
ProAssurance Corp.	30,654	1,384,028
Progressive Corp. (The)	303,958	8,203,826
Protective Life Corp.	40,840	2,844,506
Prudential Financial Inc.	236,917	21,431,512
Reinsurance Group of America Inc.	35,732	3,130,838
RenaissanceRe Holdings Ltd.	20,948	2,036,565
StanCorp Financial Group Inc.	22,665	1,583,377
Torchmark Corp.	68,233	3,696,182
Travelers Companies Inc. (The)	178,922	18,938,894
Unum Group	133,009	4,639,354
Validus Holdings Ltd.	46,966	1,951,907
White Mountains Insurance Group Ltd.	3,168	1,996,188

Security	Shares	Value

WR Berkley Corp.	51,802	$2,655,371
XL Group PLC	140,319	4,822,764

		334,779,954
INTERNET & CATALOG RETAIL — 1.13%
Amazon.com Inc.[a]	193,499	60,052,415
Expedia Inc.	52,364	4,469,791
Groupon Inc.[a,b]	248,625	2,053,642
Liberty Interactive Corp. Series Aa	252,197	7,419,636
Liberty TripAdvisor Holdings Inc. Class Aa	37,908	1,019,725
Liberty Ventures Series Aa	73,565	2,774,872
Netflix Inc.[a]	30,845	10,536,960
Priceline Group Inc. (The)[a]	26,565	30,289,679
TripAdvisor Inc.[a]	57,502	4,293,099
zulily Inc.[a,b]	6,825	159,705

		123,069,524
INTERNET SOFTWARE & SERVICES — 3.20%
Akamai Technologies Inc.[a]	91,316	5,749,255
AOL Inc.[a]	41,352	1,909,222
CoStar Group Inc.[a,b]	16,654	3,058,174
eBay Inc.[a]	652,715	36,630,366
Equinix Inc.	27,357	6,202,652
Facebook Inc. Class Aa	1,017,033	79,348,915
Google Inc. Class Aa	144,556	76,710,087
Google Inc. Class Ca	146,273	76,998,107
HomeAway Inc.[a,b]	48,421	1,441,977
IAC/InterActiveCorp	38,424	2,335,795
LinkedIn Corp. Class Aa,b	53,697	12,334,738
Pandora Media Inc.[a,b]	106,184	1,893,261
Rackspace Hosting Inc.[a]	60,627	2,837,950
Twitter Inc.[a]	265,354	9,518,248
VeriSign Inc.[a,b]	57,245	3,262,965
Yahoo! Inc.[a]	487,717	24,634,586
Yelp Inc.[a,b]	26,294	1,439,071
Zillow Inc. Class Aa,b	15,981	1,692,228

		347,997,597
IT SERVICES — 3.23%
Accenture PLC Class A	325,805	29,097,645
Alliance Data Systems Corp.[a]	30,245	8,651,582
Amdocs Ltd.	82,753	3,860,841
Automatic Data Processing Inc.	248,288	20,699,771
Booz Allen Hamilton Holding Corp.	38,383	1,018,301
Broadridge Financial Solutions Inc.	62,385	2,880,939
Cognizant Technology Solutions Corp. Class Aa	313,327	16,499,800
Computer Sciences Corp.	74,964	4,726,480
CoreLogic Inc.[a]	47,460	1,499,261
DST Systems Inc.	15,788	1,486,440
Fidelity National Information Services Inc.	147,851	9,196,332
Fiserv Inc.[a]	128,091	9,090,618
FleetCor Technologies Inc.[a]	42,528	6,324,339
Gartner Inc.[a]	46,703	3,932,860
Genpact Ltd.[a]	82,184	1,555,743
Global Payments Inc.	35,271	2,847,428
International Business Machines Corp.	487,231	78,171,342
Jack Henry & Associates Inc.	43,692	2,715,021
Leidos Holdings Inc.	33,274	1,448,084
MasterCard Inc. Class A	517,788	44,612,614
Paychex Inc.	167,099	7,714,961

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2014

Security	Shares	Value

Sabre Corp.	23,303	$472,352
Teradata Corp.[a,b]	81,507	3,560,226
Total System Services Inc.	86,699	2,944,298
Vantiv Inc. Class Aa	64,390	2,184,109
VeriFone Systems Inc.[a,b]	57,544	2,140,637
Visa Inc. Class A	258,256	67,714,723
Western Union Co.	278,552	4,988,866
Xerox Corp.	599,568	8,310,013

		350,345,626
LEISURE EQUIPMENT & PRODUCTS — 0.13%
Hasbro Inc.	59,848	3,291,041
Mattel Inc.	175,430	5,428,681
Polaris Industries Inc.	34,061	5,151,386

		13,871,108
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Agilent Technologies Inc.	172,112	7,046,265
Bio-Rad Laboratories Inc. Class Aa	10,785	1,300,240
Bio-Techne Corp.	19,105	1,765,302
Bruker Corp.[a]	56,911	1,116,594
Charles River Laboratories International Inc.[a]	25,049	1,594,118
Covance Inc.[a]	29,736	3,087,786
Illumina Inc.[a]	71,795	13,251,921
Mettler-Toledo International Inc.[a]	15,108	4,569,566
PerkinElmer Inc.	58,570	2,561,266
QIAGEN NVa	120,738	2,832,514
Quintiles Transnational Holdings Inc.[a]	27,746	1,633,407
Thermo Fisher Scientific Inc.	205,438	25,739,327
VWR Corp.[a,b]	15,539	401,994
Waters Corp.[a]	43,802	4,937,361

		71,837,661
MACHINERY — 1.83%
AGCO Corp.	48,614	2,197,353
Allison Transmission Holdings Inc.	69,817	2,366,796
Caterpillar Inc.	321,526	29,429,275
Colfax Corp.[a,b]	49,279	2,541,318
Crane Co.	25,125	1,474,838
Cummins Inc.	94,667	13,648,141
Deere & Co.	187,360	16,575,739
Donaldson Co. Inc.	73,911	2,855,182
Dover Corp.	86,005	6,168,279
Flowserve Corp.	70,901	4,242,007
Graco Inc.	31,412	2,518,614
IDEX Corp.	41,671	3,243,671
Illinois Tool Works Inc.	166,472	15,764,898
Ingersoll-Rand PLC	138,814	8,799,419
ITT Corp.	47,394	1,917,561
Joy Global Inc.	51,282	2,385,639
Kennametal Inc.	40,221	1,439,510
Lincoln Electric Holdings Inc.	41,580	2,872,762
Manitowoc Co. Inc. (The)	69,885	1,544,459
Middleby Corp. (The)[a]	29,668	2,940,099
Navistar International Corp.[a,b]	28,567	956,423
Nordson Corp.	33,340	2,599,186
Oshkosh Corp.	40,273	1,959,281
PACCAR Inc.	182,629	12,420,598
Pall Corp.	56,750	5,743,668
Parker-Hannifin Corp.	76,501	9,864,804

Security	Shares	Value

Pentair PLC	99,272	$6,593,646
Snap-on Inc.	30,122	4,118,882
SPX Corp.	21,173	1,819,184
Stanley Black & Decker Inc.	80,158	7,701,581
Terex Corp.	56,995	1,589,021
Timken Co. (The)	42,375	1,808,565
Toro Co. (The)	29,085	1,855,914
Trinity Industries Inc.	80,026	2,241,528
Valmont Industries Inc.[b]	12,723	1,615,821
WABCO Holdings Inc.[a]	29,207	3,060,309
Wabtec Corp./DE	49,355	4,288,456
Xylem Inc.	94,966	3,615,356

		198,777,783
MARINE — 0.02%
Kirby Corp.[a]	29,633	2,392,568

		2,392,568
MEDIA — 3.66%
AMC Networks Inc. Class Aa	30,704	1,957,994
Cablevision NY Group Class A	101,007	2,084,784
CBS Corp. Class B NVS	269,610	14,920,217
Charter Communications Inc. Class Aa	40,706	6,782,434
Cinemark Holdings Inc.	58,938	2,097,014
Clear Channel Outdoor Holdings Inc. Class A	21,597	228,712
Comcast Corp. Class A	1,334,212	77,397,638
DIRECTV[a]	240,888	20,884,990
Discovery Communications Inc. Series Aa	118,620	4,086,459
Discovery Communications Inc. Series C NVS[a]	118,620	3,999,866
DISH Network Corp. Class Aa	109,504	7,981,747
DreamWorks Animation SKG Inc. Class Aa,b	37,782	843,672
Gannett Co. Inc.	117,246	3,743,665
Interpublic Group of Companies Inc. (The)	219,050	4,549,669
John Wiley & Sons Inc. Class A	22,790	1,350,080
Liberty Broadband Corp. Class Aa	12,090	605,588
Liberty Broadband Corp. Class Ca	24,131	1,202,206
Liberty Media Corp. Class Aa	49,012	1,728,653
Liberty Media Corp. Class Ca	98,024	3,433,781
Lions Gate Entertainment Corp.	41,370	1,324,667
Live Nation Entertainment Inc.[a]	74,614	1,948,172
Madison Square Garden Inc. Class Aa	31,949	2,404,482
Morningstar Inc.	9,942	643,347
News Corp. Class A NVS[a]	254,335	3,990,516
Omnicom Group Inc.	132,834	10,290,650
Regal Entertainment Group Class A	42,001	897,141
Scripps Networks Interactive Inc. Class A	54,642	4,112,903
Sirius XM Holdings Inc.[a]	1,339,075	4,686,763
Starz[a,b]	48,455	1,439,114
Thomson Reuters Corp.	182,372	7,356,886
Time Warner Cable Inc.	143,508	21,821,826
Time Warner Inc.	454,342	38,809,894
Twenty-First Century Fox Inc. Class A	980,832	37,668,853
Viacom Inc. Class B NVS	221,367	16,657,867
Walt Disney Co. (The)	892,047	84,021,907

		397,954,157
METALS & MINING — 0.49%
Alcoa Inc.	603,653	9,531,681
Allegheny Technologies Inc.	55,376	1,925,424
Carpenter Technology Corp.	27,357	1,347,332

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2014

Security	Shares	Value

Cliffs Natural Resources Inc.[b]	78,291	$558,998
Compass Minerals International Inc.	17,306	1,502,680
Freeport-McMoRan Inc.	534,806	12,493,068
Newmont Mining Corp.	257,676	4,870,076
Nucor Corp.	163,688	8,028,896
Reliance Steel & Aluminum Co.	40,008	2,451,290
Royal Gold Inc.	33,383	2,093,114
Southern Copper Corp.	75,405	2,126,421
Steel Dynamics Inc.	123,968	2,447,128
Tahoe Resources Inc.	43,525	603,692
TimkenSteel Corp.	21,187	784,555
United States Steel Corp.	74,709	1,997,719

		52,762,074
MULTI-UTILITIES — 1.15%
Alliant Energy Corp.	57,294	3,805,468
Ameren Corp.	124,505	5,743,416
CenterPoint Energy Inc.	221,233	5,183,489
CMS Energy Corp.	139,377	4,843,351
Consolidated Edison Inc.	150,417	9,929,026
Dominion Resources Inc.	299,536	23,034,318
DTE Energy Co.	90,864	7,847,924
Integrys Energy Group Inc.	40,853	3,180,406
MDU Resources Group Inc.	99,005	2,326,618
NiSource Inc.	161,514	6,851,424
PG&E Corp.	239,084	12,728,832
Public Service Enterprise Group Inc.	260,167	10,773,515
SCANA Corp.	73,250	4,424,300
Sempra Energy	126,381	14,073,788
TECO Energy Inc.	119,906	2,456,874
Vectren Corp.	42,018	1,942,492
Wisconsin Energy Corp.	115,627	6,098,168

		125,243,409
MULTILINE RETAIL — 0.70%
Big Lots Inc.	27,588	1,104,072
Dillard’s Inc.	12,433	1,556,363
Dollar General Corp.[a]	159,352	11,266,187
Dollar Tree Inc.[a]	106,823	7,518,203
Family Dollar Stores Inc.	49,429	3,915,271
J.C. Penney Co. Inc.[a,b]	157,138	1,018,254
Kohl’s Corp.	107,184	6,542,511
Macy’s Inc.	186,124	12,237,653
Nordstrom Inc.	71,690	5,691,469
Sears Holdings Corp.[a,b]	13,731	452,848
Target Corp.	326,358	24,773,836

		76,076,667
OIL, GAS & CONSUMABLE FUELS — 6.54%
Anadarko Petroleum Corp.	260,094	21,457,755
Antero Resources Corp.[a,b]	27,329	1,109,011
Apache Corp.	198,634	12,448,393
Cabot Oil & Gas Corp.	214,012	6,336,895
California Resources Corp.[a]	158,607	873,925
Cheniere Energy Inc.[a]	122,303	8,610,131
Chesapeake Energy Corp.	272,420	5,331,259
Chevron Corp.	980,511	109,993,724
Cimarex Energy Co.	45,030	4,773,180
Cobalt International Energy Inc.[a]	181,524	1,613,748
Concho Resources Inc.[a]	58,043	5,789,789

Security	Shares	Value

ConocoPhillips	632,358	$43,670,644
CONSOL Energy Inc.	118,128	3,993,908
Continental Resources Inc.[a]	44,620	1,711,623
CVR Energy Inc.	7,961	308,170
Denbury Resources Inc.	181,665	1,476,936
Devon Energy Corp.	210,062	12,857,895
Energen Corp.	37,708	2,404,262
EOG Resources Inc.	281,498	25,917,521
EP Energy Corp. Class Aa,b	17,077	178,284
EQT Corp.	78,407	5,935,410
Exxon Mobil Corp.	2,211,960	204,495,702
Golar LNG Ltd.[b]	26,099	951,831
Gulfport Energy Corp.[a]	43,587	1,819,321
Hess Corp.	143,121	10,565,192
HollyFrontier Corp.	102,658	3,847,622
Kinder Morgan Inc.	699,435	29,593,095
Kosmos Energy Ltd.[a,b]	54,648	458,497
Laredo Petroleum Inc.[a,b]	40,095	414,983
Marathon Oil Corp.	347,668	9,835,528
Marathon Petroleum Corp.	129,262	11,667,188
Memorial Resource Development Corp.[a]	25,764	464,525
Murphy Oil Corp.	92,206	4,658,247
Newfield Exploration Co.[a]	70,788	1,919,771
Noble Energy Inc.	185,748	8,810,028
Oasis Petroleum Inc.[a,b]	51,695	855,035
Occidental Petroleum Corp.	404,656	32,619,320
ONEOK Inc.	107,493	5,352,077
PBF Energy Inc.	35,741	952,140
Peabody Energy Corp.	140,928	1,090,783
Phillips 66	291,432	20,895,674
Pioneer Natural Resources Co.	73,644	10,961,909
QEP Resources Inc.	93,457	1,889,701
Range Resources Corp.	84,757	4,530,262
SandRidge Energy Inc.[a,b]	253,106	460,653
SM Energy Co.	34,566	1,333,556
Southwestern Energy Co.[a,b]	180,918	4,937,252
Spectra Energy Corp.	345,180	12,530,034
Targa Resources Corp.	19,457	2,063,415
Teekay Corp.	23,446	1,193,167
Tesoro Corp.	66,795	4,966,208
Ultra Petroleum Corp.[a,b]	79,194	1,042,193
Valero Energy Corp.	274,798	13,602,501
Whiting Petroleum Corp.[a]	85,910	2,835,030
Williams Companies Inc. (The)	384,696	17,288,238
World Fuel Services Corp.	37,237	1,747,532
WPX Energy Inc.[a]	104,993	1,221,069

		710,661,742
PAPER & FOREST PRODUCTS — 0.12%
Domtar Corp.	33,053	1,329,392
International Paper Co.	222,876	11,941,696

		13,271,088
PERSONAL PRODUCTS — 0.13%
Avon Products Inc.	225,369	2,116,215
Coty Inc. Class A	33,874	699,837
Estee Lauder Companies Inc. (The) Class A	117,838	8,979,256
Herbalife Ltd.[d]	39,339	1,483,080
Nu Skin Enterprises Inc. Class A	30,456	1,330,927

		14,609,315

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2014

Security	Shares	Value

PHARMACEUTICALS — 5.57%
AbbVie Inc.	818,974	$53,593,659
Actavis PLC[a]	130,791	33,666,911
Allergan Inc.	153,263	32,582,181
Bristol-Myers Squibb Co.	853,522	50,383,404
Eli Lilly and Co.	506,687	34,956,336
Endo International PLC[a]	78,025	5,627,163
Hospira Inc.[a]	86,463	5,295,859
Jazz Pharmaceuticals PLC[a]	30,663	5,020,453
Johnson & Johnson	1,457,227	152,382,227
Mallinckrodt PLC[a]	58,197	5,763,249
Merck & Co. Inc.	1,505,225	85,481,728
Mylan Inc./PAa	192,477	10,849,928
Perrigo Co. PLC	72,477	12,115,255
Pfizer Inc.	3,285,557	102,345,100
Salix Pharmaceuticals Ltd.[a]	32,722	3,761,067
Zoetis Inc.	257,985	11,101,095

		604,925,615
PROFESSIONAL SERVICES — 0.31%
Dun & Bradstreet Corp. (The)	18,830	2,277,677
Equifax Inc.	63,023	5,096,670
IHS Inc. Class Aa	35,251	4,014,384
Manpowergroup Inc.	41,204	2,808,876
Nielsen NV	144,499	6,463,440
Robert Half International Inc.	70,973	4,143,404
Towers Watson & Co. Class A	33,618	3,804,549
Verisk Analytics Inc. Class Aa,b	85,935	5,504,137

		34,113,137
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.32%
Alexandria Real Estate Equities Inc.	37,113	3,293,408
American Campus Communities Inc.	54,291	2,245,476
American Capital Agency Corp.	182,305	3,979,718
American Homes 4 Rent Class A	77,281	1,316,095
American Realty Capital Properties Inc.	469,371	4,247,808
American Tower Corp.	203,843	20,149,881
Annaly Capital Management Inc.	489,641	5,293,019
Apartment Investment and Management Co. Class A	75,540	2,806,311
AvalonBay Communities Inc.[b]	66,727	10,902,525
BioMed Realty Trust Inc.	99,587	2,145,104
Boston Properties Inc.	78,727	10,131,378
Brandywine Realty Trust	92,503	1,478,198
Brixmor Property Group Inc.	27,857	691,968
Camden Property Trust	44,164	3,261,070
CBL & Associates Properties Inc.[b]	86,030	1,670,703
Chimera Investment Corp.	525,117	1,669,872
Columbia Property Trust Inc.	64,576	1,637,002
Corporate Office Properties Trust	48,218	1,367,945
Corrections Corp. of America[b]	60,269	2,190,175
Crown Castle International Corp.	172,744	13,594,953
DDR Corp.	155,742	2,859,423
Digital Realty Trust Inc.[b]	69,360	4,598,568
Douglas Emmett Inc.	74,229	2,108,104
Duke Realty Corp.	170,324	3,440,545
Equity Commonwealth	66,226	1,700,021
Equity Lifestyle Properties, Inc.	42,734	2,202,938
Equity Residential	186,102	13,369,568
Essex Property Trust Inc.	32,302	6,673,593
Extra Space Storage Inc.	59,993	3,517,989

Security	Shares	Value

Federal Realty Investment Trust	34,709	$4,632,263
Gaming and Leisure Properties Inc.	43,590	1,278,931
General Growth Properties Inc.	291,288	8,193,931
HCP Inc.[b]	235,973	10,389,891
Health Care REIT Inc.	167,982	12,711,198
Healthcare Trust of America Inc. Class A	61,209	1,648,970
Home Properties Inc.	29,602	1,941,891
Hospitality Properties Trust	74,113	2,297,503
Host Hotels & Resorts Inc.	388,947	9,245,270
Iron Mountain Inc.	95,202	3,680,509
Kilroy Realty Corp.	42,421	2,930,018
Kimco Realty Corp.	211,767	5,323,822
Lamar Advertising Co.	39,338	2,110,090
Liberty Property Trust[b]	76,284	2,870,567
Macerich Co. (The)	81,249	6,776,979
MFA Financial Inc.[b]	189,499	1,514,097
Mid-America Apartment Communities Inc.[b]	38,240	2,855,763
National Retail Properties Inc.[b]	68,248	2,686,924
NorthStar Realty Finance Corp.	111,580	1,961,576
Omega Healthcare Investors Inc.[b]	65,079	2,542,637
Outfront Media Inc.	68,762	1,845,568
Paramount Group Inc.[a]	77,005	1,431,523
Piedmont Office Realty Trust Inc. Class A	79,723	1,501,981
Plum Creek Timber Co. Inc.	91,129	3,899,410
Post Properties Inc.	27,983	1,644,561
Prologis Inc.	257,323	11,072,609
Public Storage	73,953	13,670,212
Rayonier Inc.	65,685	1,835,239
Realty Income Corp.[b]	114,419	5,458,930
Regency Centers Corp.	47,867	3,052,957
Retail Properties of America Inc. Class A	122,354	2,042,088
Senior Housing Properties Trust	105,365	2,329,620
Simon Property Group Inc.	159,973	29,132,683
SL Green Realty Corp.[b]	49,096	5,843,406
Spirit Realty Capital Inc.	206,572	2,456,141
Starwood Property Trust Inc.[b]	114,473	2,660,352
Tanger Factory Outlet Centers Inc.	47,035	1,738,414
Taubman Centers Inc.	31,426	2,401,575
Two Harbors Investment Corp.	189,229	1,896,075
UDR Inc.	129,358	3,986,814
Ventas Inc.	143,800	10,310,460
Vornado Realty Trust	96,386	11,345,596
Washington Prime Group Inc.	80,910	1,393,270
Weingarten Realty Investors	63,086	2,202,963
Weyerhaeuser Co.[b]	270,949	9,724,360
WP Carey Inc.	51,333	3,598,443

		360,611,438
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
CBRE Group Inc. Class Aa	143,663	4,920,458
Forest City Enterprises Inc. Class Aa,b	85,025	1,811,032
Howard Hughes Corp. (The)[a]	20,274	2,644,135
Jones Lang LaSalle Inc.	23,005	3,449,140
Realogy Holdings Corp.[a]	75,551	3,361,264

		16,186,029
ROAD & RAIL — 1.14%
AMERCO	3,748	1,065,407
Avis Budget Group Inc.[a]	54,520	3,616,312
Con-way Inc.	29,566	1,454,056
CSX Corp.	517,253	18,740,076

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2014

Security	Shares	Value

Genesee & Wyoming Inc. Class Aa,b	26,883	$2,417,319
Hertz Global Holdings Inc.[a]	231,377	5,770,542
J.B. Hunt Transport Services Inc.	47,513	4,002,970
Kansas City Southern Industries Inc.	56,802	6,931,548
Landstar System Inc.	23,189	1,681,898
Norfolk Southern Corp.	159,457	17,478,082
Old Dominion Freight Line Inc.[a]	32,483	2,521,980
Ryder System Inc.	27,576	2,560,432
Union Pacific Corp.	466,545	55,579,506

		123,820,128
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.42%
Advanced Micro Devices Inc.[a,b]	319,133	852,085
Altera Corp.	161,833	5,978,111
Analog Devices Inc.	161,475	8,965,092
Applied Materials Inc.	626,955	15,623,719
Atmel Corp.[a]	219,411	1,841,955
Avago Technologies Ltd.	128,645	12,940,400
Broadcom Corp.	275,147	11,922,119
Cree Inc.[a,b]	62,980	2,029,216
First Solar Inc.[a]	37,875	1,689,036
Freescale Semiconductor Ltd.[a,b]	54,430	1,373,269
Intel Corp.	2,564,051	93,049,411
KLA-Tencor Corp.	85,089	5,983,458
Lam Research Corp.	83,760	6,645,518
Linear Technology Corp.	122,351	5,579,206
Marvell Technology Group Ltd.	209,820	3,042,390
Maxim Integrated Products Inc.	146,105	4,656,366
Microchip Technology Inc.	103,588	4,672,855
Micron Technology Inc.[a]	551,256	19,299,473
NVIDIA Corp.	288,360	5,781,618
ON Semiconductor Corp.[a]	227,882	2,308,445
Skyworks Solutions Inc.	97,307	7,075,192
SunEdison Inc.[a,b]	138,414	2,700,457
SunPower Corp.[a,b]	23,572	608,865
Teradyne Inc.	105,776	2,093,307
Texas Instruments Inc.	555,885	29,720,391
Xilinx Inc.	138,642	6,001,812

		262,433,766
SOFTWARE — 3.90%
Activision Blizzard Inc.	256,036	5,159,125
Adobe Systems Inc.[a]	256,316	18,634,173
ANSYS Inc.[a]	47,846	3,923,372
Autodesk Inc.[a,b]	116,737	7,011,224
CA Inc.	165,300	5,033,385
Cadence Design Systems Inc.[a,b]	149,645	2,838,766
CDK Global Inc.	82,721	3,371,708
Citrix Systems Inc.[a]	83,968	5,357,158
Electronic Arts Inc.[a]	161,501	7,592,970
FactSet Research Systems Inc.	21,964	3,091,433
FireEye Inc.[a,b]	44,237	1,397,004
Fortinet Inc.[a]	70,770	2,169,808
Informatica Corp.[a]	56,757	2,164,428
Intuit Inc.	146,184	13,476,703
Microsoft Corp.	4,254,813	197,636,064
NetSuite Inc.[a,b]	21,410	2,337,330
Nuance Communications Inc.[a,b]	135,684	1,936,211
Oracle Corp.	1,691,778	76,079,257
PTC Inc.[a]	61,248	2,244,739
Red Hat Inc.[a]	97,137	6,716,052

Security	Shares	Value

Rovi Corp.[a]	49,530	$1,118,883
Salesforce.com Inc.[a,b]	316,221	18,755,068
ServiceNow Inc.[a,b]	74,408	5,048,583
SolarWinds Inc.[a]	33,548	1,671,697
Solera Holdings Inc.	35,602	1,822,110
Splunk Inc.[a,b]	61,059	3,599,428
Symantec Corp.	355,479	9,119,814
Synopsys Inc.[a,b]	80,132	3,483,338
Tableau Software Inc. Class Aa,b	19,622	1,663,161
VMware Inc. Class Aa	45,306	3,738,651
Workday Inc. Class Aa,b	48,487	3,957,024
Zynga Inc. Class Aa,b	373,390	993,217

		423,141,884
SPECIALTY RETAIL — 2.52%
Aaron’s Inc.	33,447	1,022,475
Abercrombie & Fitch Co. Class A	37,641	1,078,038
Advance Auto Parts Inc.	37,508	5,974,274
Ascena Retail Group Inc.[a]	67,161	843,542
AutoNation Inc.[a,b]	35,581	2,149,448
AutoZone Inc.[a]	16,788	10,393,619
Bed Bath & Beyond Inc.[a]	95,350	7,262,810
Best Buy Co. Inc.	148,375	5,783,658
Cabela’s Inc.[a,b]	25,917	1,366,085
CarMax Inc.[a]	113,178	7,535,391
Chico’s FAS Inc.	78,524	1,272,874
CST Brands Inc.	39,152	1,707,419
Dick’s Sporting Goods Inc.	49,850	2,475,053
DSW Inc. Class A	38,740	1,445,002
Foot Locker Inc.	75,408	4,236,421
GameStop Corp. Class Ab	56,041	1,894,186
Gap Inc. (The)	129,427	5,450,171
GNC Holdings Inc. Class A	47,060	2,209,938
Home Depot Inc. (The)	704,439	73,944,962
L Brands Inc.	124,986	10,817,538
Lowe’s Companies Inc.	524,724	36,101,011
Michaels Companies Inc. (The)[a,b]	14,279	353,120
Murphy USA Inc.[a,b]	23,615	1,626,129
O’Reilly Automotive Inc.[a,b]	54,533	10,504,146
Penske Automotive Group Inc.	22,092	1,084,054
PetSmart Inc.	51,267	4,167,751
Ross Stores Inc.	109,263	10,299,130
Sally Beauty Holdings Inc.[a]	83,651	2,571,432
Signet Jewelers Ltd.	41,539	5,465,286
Staples Inc.	334,150	6,054,798
Tiffany & Co.	57,860	6,182,920
TJX Companies Inc. (The)	360,656	24,733,788
Tractor Supply Co.	71,622	5,645,246
Ulta Salon, Cosmetics & Fragrance Inc.[a]	33,018	4,221,021
Urban Outfitters Inc.[a]	55,273	1,941,741
Williams-Sonoma Inc.	48,708	3,686,221

		273,500,698
TEXTILES, APPAREL & LUXURY GOODS — 0.85%
Carter’s Inc.	27,814	2,428,440
Coach Inc.	141,748	5,324,055
Deckers Outdoor Corp.[a,b]	17,818	1,622,151
Fossil Group Inc.[a]	24,142	2,673,485
Hanesbrands Inc.	51,440	5,741,733
Kate Spade & Co.[a]	65,493	2,096,431
Michael Kors Holdings Ltd.[a]	104,910	7,878,741

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2014

Security	Shares	Value

Nike Inc. Class B	359,766	$34,591,501
PVH Corp.	42,447	5,440,432
Ralph Lauren Corp.	30,501	5,647,565
Under Armour Inc. Class Aa,b	89,381	6,068,970
VF Corp.	177,574	13,300,292

		92,813,796
THRIFTS & MORTGAGE FINANCE — 0.10%
Hudson City Bancorp Inc.	273,249	2,765,280
Nationstar Mortgage Holdings Inc.[a,b]	10,998	310,034
New York Community Bancorp Inc.[b]	229,307	3,668,912
Ocwen Financial Corp.[a,b]	51,185	772,893
People’s United Financial Inc.	160,382	2,434,599
TFS Financial Corp.	40,277	599,523

		10,551,241
TOBACCO — 1.27%
Altria Group Inc.	1,023,156	50,410,896
Lorillard Inc.	186,433	11,734,093
Philip Morris International Inc.	810,173	65,988,591
Reynolds American Inc.	158,728	10,201,449

		138,335,029
TRADING COMPANIES & DISTRIBUTORS — 0.29%
Air Lease Corp.	52,713	1,808,583
Fastenal Co.	152,340	7,245,290
GATX Corp.	24,016	1,381,881
HD Supply Holdings Inc.[a]	54,845	1,617,379
MRC Global Inc.[a]	52,728	798,829
MSC Industrial Direct Co. Inc. Class A	24,523	1,992,494
NOW Inc.[a,b]	55,178	1,419,730
United Rentals Inc.[a]	49,804	5,080,506
Veritiv Corp.[a]	4,235	219,670
W.W. Grainger Inc.	29,964	7,637,524
WESCO International Inc.[a,b]	22,949	1,748,943

		30,950,829
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	92,172	4,912,768
Aqua America Inc.	92,062	2,458,055

		7,370,823
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
SBA Communications Corp. Class Aa	66,111	7,322,454
Sprint Corp.[a,b]	376,567	1,562,753
T-Mobile US Inc.[a]	137,166	3,695,252
Telephone & Data Systems Inc.	44,407	1,121,277
United States Cellular Corp.[a]	6,468	257,621

		13,959,357

TOTAL COMMON STOCKS
(Cost: $8,724,518,214)		10,838,423,096

Security	Shares	Value

RIGHTS — 0.00%

MEDIA — 0.00%
Liberty Broadband Corp.[a]	7,329	$69,626

		69,626

TOTAL RIGHTS (Cost: $0)		69,626

SHORT-TERM INVESTMENTS — 2.50%

MONEY MARKET FUNDS — 2.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	245,548,812	245,548,812
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	14,967,720	14,967,720
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	10,759,061	10,759,061

		271,275,593

TOTAL SHORT-TERM INVESTMENTS (Cost: $271,275,593)		271,275,593

TOTAL INVESTMENTS IN SECURITIES — 102.28% (Cost: $8,995,793,807)		11,109,768,315
Other Assets, Less Liabilities — (2.28)%		(248,121,077)

NET ASSETS — 100.00%		$10,861,647,238

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	192	Mar. 2015	Chicago Mercantile	$19,703,040	$162,754
E-mini S&P MidCap 400	15	Mar. 2015	Chicago Mercantile	2,172,900	32,975

Net Unrealized Appreciation					$195,729

See accompanying notes to schedules of investments.

216

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.95%
B/E Aerospace Inc.[a]	272,030	$15,783,181
Boeing Co. (The)	1,892,873	246,035,633
Hexcel Corp.[a,b]	253,961	10,536,842
Honeywell International Inc.	2,032,818	203,119,175
Huntington Ingalls Industries Inc.	107,967	12,141,969
KLX Inc.[a,b]	135,972	5,608,845
Lockheed Martin Corp.	703,432	135,459,900
Precision Castparts Corp.	375,816	90,526,558
Rockwell Collins Inc.	310,396	26,222,254
Spirit AeroSystems Holdings Inc. Class Aa,b	291,109	12,529,331
TransDigm Group Inc.	137,463	26,990,860
Triumph Group Inc.	31,547	2,120,589
United Technologies Corp.	266,615	30,660,725

		817,735,862
AIR FREIGHT & LOGISTICS — 1.13%
C.H. Robinson Worldwide Inc.	385,442	28,865,752
Expeditors International of Washington Inc.	512,615	22,867,755
FedEx Corp.	329,908	57,291,823
United Parcel Service Inc.	1,837,424	204,266,426

		313,291,756
AIRLINES — 1.01%
Alaska Air Group Inc.	326,032	19,483,672
American Airlines Group Inc.	1,869,602	100,266,755
Copa Holdings SA Class A	68,153	7,063,377
Delta Air Lines Inc.	114,615	5,637,912
Southwest Airlines Co.	1,598,561	67,651,102
Spirit Airlines Inc.[a]	189,021	14,286,207
United Continental Holdings Inc.[a,b]	969,694	64,862,832

		279,251,857
AUTO COMPONENTS — 0.36%
BorgWarner Inc.	593,665	32,621,892
Gentex Corp.	223,024	8,057,857
Goodyear Tire & Rubber Co. (The)	715,094	20,430,235
Johnson Controls Inc.	460,552	22,263,084
Lear Corp.	169,001	16,575,618

		99,948,686
AUTOMOBILES — 0.36%
Harley-Davidson Inc.	567,013	37,371,827
Tesla Motors Inc.[a,b]	246,779	54,886,117
Thor Industries Inc.	119,640	6,684,287

		98,942,231
BEVERAGES — 3.56%
Brown-Forman Corp.	399,510	35,092,958
Coca-Cola Co. (The)	10,306,370	435,134,942
Coca-Cola Enterprises Inc.	652,938	28,872,918
Constellation Brands Inc.[a]	388,252	38,114,699

Security	Shares	Value

Dr Pepper Snapple Group Inc.	509,906	$36,550,062
Monster Beverage Corp.[a]	371,726	40,276,512
PepsiCo Inc.	3,935,238	372,116,105

		986,158,196
BIOTECHNOLOGY — 5.60%
Alexion Pharmaceuticals Inc.[a]	513,502	95,013,275
Alkermes PLC[a]	321,248	18,812,283
Alnylam Pharmaceuticals Inc.[a,b]	146,141	14,175,677
Amgen Inc.	1,862,837	296,731,306
Biogen Idec Inc.[a]	615,698	208,998,686
BioMarin Pharmaceutical Inc.[a]	378,888	34,251,475
Celgene Corp.[a,b]	2,078,750	232,528,975
Cubist Pharmaceuticals Inc.[a,b]	185,437	18,664,234
Gilead Sciences Inc.[a]	3,986,174	375,736,761
Incyte Corp.[a,b]	375,576	27,458,361
Intercept Pharmaceuticals Inc.[a,b]	32,596	5,084,976
Medivation Inc.[a,b]	198,506	19,773,183
Myriad Genetics Inc.[a,b]	170,154	5,795,445
Pharmacyclics Inc.[a,b]	158,082	19,327,105
Regeneron Pharmaceuticals Inc.[a]	204,704	83,979,816
Seattle Genetics Inc.[a,b]	262,173	8,423,619
United Therapeutics Corp.[a,b]	124,473	16,118,009
Vertex Pharmaceuticals Inc.[a]	613,197	72,847,804

		1,553,720,990
BUILDING PRODUCTS — 0.27%
A.O. Smith Corp.	88,509	4,992,793
Allegion PLC	250,507	13,893,118
Armstrong World Industries Inc.[a]	117,390	6,000,977
Fortune Brands Home & Security Inc.	180,156	8,155,662
Lennox International Inc.	127,600	12,130,932
Masco Corp.	926,008	23,335,402
USG Corp.[a,b]	241,966	6,772,628

		75,281,512
CAPITAL MARKETS — 1.18%
Affiliated Managers Group Inc.[a]	143,569	30,471,084
Ameriprise Financial Inc.	172,616	22,828,466
Artisan Partners Asset Management Inc.	71,135	3,594,451
BlackRock Inc.[c]	126,460	45,217,038
Charles Schwab Corp. (The)	481,632	14,540,470
Eaton Vance Corp. NVS	312,472	12,789,479
Federated Investors Inc. Class B	179,328	5,905,271
Franklin Resources Inc.	841,589	46,598,783
Invesco Ltd.	172,065	6,800,009
Lazard Ltd. Class A	320,570	16,038,117
Legg Mason Inc.	105,537	5,632,510
LPL Financial Holdings Inc.	226,975	10,111,736
NorthStar Asset Management Group Inc.	102,124	2,304,939
SEI Investments Co.	323,295	12,944,732
T. Rowe Price Group Inc.	682,131	58,567,768
TD Ameritrade Holding Corp.	610,854	21,856,356
Waddell & Reed Financial Inc. Class A	221,689	11,044,546

		327,245,755
CHEMICALS — 3.42%
Airgas Inc.	192,934	22,222,138
Albemarle Corp.	83,954	5,048,154

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2014

Security	Shares	Value

Axalta Coating Systems Ltd.[a]	86,461	$2,249,715
Cabot Corp.	10,949	480,223
Celanese Corp. Series A	34,813	2,087,388
Cytec Industries Inc.	22,420	1,035,132
Dow Chemical Co. (The)	500,351	22,821,009
E.I. du Pont de Nemours and Co.	2,250,378	166,392,949
Eastman Chemical Co.	355,033	26,932,804
Ecolab Inc.	692,051	72,333,171
FMC Corp.	345,904	19,726,905
Huntsman Corp.	367,305	8,367,208
International Flavors & Fragrances Inc.	211,134	21,400,542
LyondellBasell Industries NV Class A	1,086,824	86,282,957
Monsanto Co.	1,255,340	149,975,470
NewMarket Corp.	23,385	9,436,549
Platform Specialty Products Corp.[a,b]	247,801	5,753,939
PPG Industries Inc.	358,933	82,967,363
Praxair Inc.	760,430	98,521,311
Rayonier Advanced Materials Inc.[b]	12,867	286,934
Rockwood Holdings Inc.	12,010	946,388
RPM International Inc.	320,586	16,256,916
Scotts Miracle-Gro Co. (The) Class A	116,284	7,246,819
Sherwin-Williams Co. (The)	223,578	58,809,957
Sigma-Aldrich Corp.	141,827	19,468,592
Valspar Corp. (The)	219,759	19,004,758
W.R. Grace & Co.[a,b]	170,852	16,297,572
Westlake Chemical Corp.	91,169	5,569,514

		947,922,377
COMMERCIAL BANKS — 0.06%
Signature Bank[a,b]	121,032	15,245,191
SVB Financial Group[a]	11,407	1,324,010

		16,569,201
COMMERCIAL SERVICES & SUPPLIES — 0.50%
Cintas Corp.	208,989	16,393,097
Clean Harbors Inc.[a,b]	116,099	5,578,557
Copart Inc.[a]	292,069	10,657,598
Covanta Holding Corp.	114,481	2,519,727
KAR Auction Services Inc.	145,814	5,052,455
Pitney Bowes Inc.	240,167	5,852,870
R.R. Donnelley & Sons Co.	51,385	863,525
Rollins Inc.	165,619	5,481,989
Stericycle Inc.[a,b]	219,931	28,828,555
Tyco International PLC	969,197	42,508,980
Waste Connections Inc.	195,506	8,600,309
Waste Management Inc.	124,388	6,383,592

		138,721,254
COMMUNICATIONS EQUIPMENT — 1.48%
Arista Networks Inc.[a,b]	11,942	725,596
ARRIS Group Inc.[a]	326,570	9,859,148
CommScope Holding Co. Inc.[a]	161,781	3,693,460
EchoStar Corp. Class Aa	27,552	1,446,480
F5 Networks Inc.[a,b]	196,660	25,657,247
Harris Corp.	56,805	4,079,735
Juniper Networks Inc.	244,301	5,452,798
Motorola Solutions Inc.	116,812	7,835,749
Palo Alto Networks Inc.[a]	142,174	17,426,267
QUALCOMM Inc.	4,381,264	325,659,353

Security	Shares	Value

Riverbed Technology Inc.[a]	416,867	$8,508,256

		410,344,089
COMPUTERS & PERIPHERALS — 6.51%
3D Systems Corp.[a,b]	285,127	9,372,124
Apple Inc.	15,650,817	1,727,537,180
Diebold Inc.	167,745	5,810,687
EMC Corp.	526,355	15,653,798
NCR Corp.[a]	41,726	1,215,896
NetApp Inc.	292,811	12,137,016
SanDisk Corp.	279,022	27,338,576
Stratasys Ltd.[a,b]	73,065	6,072,432

		1,805,137,709
CONSTRUCTION & ENGINEERING — 0.11%
Chicago Bridge & Iron Co. NV	255,631	10,731,389
Fluor Corp.	253,022	15,340,724
Quanta Services Inc.[a]	134,041	3,805,424

		29,877,537
CONSTRUCTION MATERIALS — 0.10%
Eagle Materials Inc.	130,241	9,902,223
Martin Marietta Materials Inc.	160,496	17,705,919

		27,608,142
CONSUMER FINANCE — 0.88%
Ally Financial Inc.[a]	628,229	14,838,769
American Express Co.	2,354,726	219,083,707
Santander Consumer USA Holdings Inc.	15,645	306,799
SLM Corp.	372,991	3,800,778
Synchrony Financial[a,b]	241,119	7,173,290

		245,203,343
CONTAINERS & PACKAGING — 0.39%
AptarGroup Inc.[b]	38,767	2,591,186
Avery Dennison Corp.	85,884	4,455,662
Ball Corp.	362,057	24,681,426
Crown Holdings Inc.[a,b]	359,836	18,315,653
Owens-Illinois Inc.[a]	257,583	6,952,165
Packaging Corp. of America	255,284	19,924,916
Sealed Air Corp.	560,797	23,794,617
Silgan Holdings Inc.	113,719	6,095,338

		106,810,963
DISTRIBUTORS — 0.22%
Genuine Parts Co.	373,314	39,784,073
LKQ Corp.[a,b]	783,792	22,040,231

		61,824,304
DIVERSIFIED CONSUMER SERVICES — 0.13%
H&R Block Inc.	712,172	23,985,953
Service Corp. International	431,263	9,789,670
ServiceMaster Global Holdings Inc.[a]	71,597	1,916,652

		35,692,275

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2014

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.58%
CBOE Holdings Inc.	223,184	$14,154,329
Intercontinental Exchange Inc.	126,803	27,806,630
Leucadia National Corp.	156,890	3,517,474
McGraw Hill Financial Inc.	706,678	62,880,208
Moody’s Corp.	490,893	47,032,458
MSCI Inc. Class Ab	134,141	6,363,649
Restaurant Brands International LPa,b	5,429	204,088

		161,958,836
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.00%
CenturyLink Inc.	90,901	3,597,862
Level 3 Communications Inc.[a]	718,400	35,474,592
Verizon Communications Inc.	10,749,136	502,844,582
Windstream Holdings Inc.[b]	1,464,022	12,063,541
Zayo Group Holdings Inc.[a,b]	22,518	688,375

		554,668,952
ELECTRIC UTILITIES — 0.06%
ITC Holdings Corp.	386,599	15,630,198

		15,630,198
ELECTRICAL EQUIPMENT — 0.66%
Acuity Brands Inc.	112,318	15,732,382
AMETEK Inc.	636,971	33,523,784
Emerson Electric Co.	1,360,853	84,005,456
Hubbell Inc. Class B	24,587	2,626,629
Rockwell Automation Inc.	359,470	39,973,064
Solarcity Corp.[a,b]	110,229	5,895,047

		181,756,362
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.45%
Amphenol Corp. Class A	815,998	43,908,852
Avnet Inc.	73,173	3,147,903
CDW Corp./DE	225,618	7,934,985
Corning Inc.	788,340	18,076,636
FLIR Systems Inc.	257,429	8,317,531
IPG Photonics Corp.[a,b]	86,445	6,476,460
Keysight Technologies Inc.[a]	62,226	2,101,372
National Instruments Corp.	258,414	8,034,091
Trimble Navigation Ltd.[a]	678,176	17,998,791
Zebra Technologies Corp. Class Aa	131,298	10,163,778

		126,160,399
ENERGY EQUIPMENT & SERVICES — 1.79%
Atwood Oceanics Inc.[a]	36,231	1,027,874
Baker Hughes Inc.	93,834	5,261,272
Cameron International Corp.[a]	339,402	16,953,130
Dresser-Rand Group Inc.[a]	198,445	16,232,801
Dril-Quip Inc.[a]	105,839	8,121,027
FMC Technologies Inc.[a]	610,742	28,607,155
Frank’s International NV	11,480	190,913
Halliburton Co.	2,192,395	86,226,895
Helmerich & Payne Inc.	170,243	11,477,783
Nabors Industries Ltd.	76,346	990,971
National Oilwell Varco Inc.	94,500	6,192,585
Oceaneering International Inc.	280,223	16,479,915

Security	Shares	Value

Patterson-UTI Energy Inc.	191,665	$3,179,722
RPC Inc.	159,898	2,085,070
Schlumberger Ltd.	3,375,886	288,334,423
Seadrill Ltd.[b]	272,362	3,252,002
Seventy Seven Energy Inc.[a]	22,513	121,795
Superior Energy Services Inc.	27,773	559,626
Unit Corp.[a,b]	8,002	272,868

		495,567,827
FOOD & STAPLES RETAILING — 1.88%
Costco Wholesale Corp.	1,075,616	152,468,568
CVS Health Corp.	431,096	41,518,856
Kroger Co. (The)	1,322,826	84,938,657
Rite Aid Corp.[a]	1,695,748	12,752,025
Sprouts Farmers Market Inc.[a,b]	253,854	8,625,959
Sysco Corp.	569,275	22,594,525
Wal-Mart Stores Inc.	421,978	36,239,471
Walgreens Boots Alliance Inc.	1,862,937	141,955,799
Whole Foods Market Inc.	415,325	20,940,686

		522,034,546
FOOD PRODUCTS — 1.70%
Archer-Daniels-Midland Co.	166,669	8,666,788
Campbell Soup Co.	300,102	13,204,488
Flowers Foods Inc.	446,278	8,564,075
General Mills Inc.	1,595,244	85,074,362
Hain Celestial Group Inc.[a,b]	238,864	13,923,382
Hershey Co. (The)	388,205	40,346,146
Hormel Foods Corp.	347,966	18,129,029
Ingredion Inc.	29,015	2,461,633
Kellogg Co.	608,149	39,797,270
Keurig Green Mountain Inc.	367,155	48,609,486
Kraft Foods Group Inc.	1,545,368	96,832,759
McCormick & Co. Inc. NVS	338,839	25,175,738
Mead Johnson Nutrition Co. Class A	524,705	52,753,841
Pilgrim’s Pride Corp.[a,b]	21,832	715,871
Tyson Foods Inc. Class A	46,255	1,854,363
WhiteWave Foods Co. (The) Class Aa,b	451,537	15,799,280

		471,908,511
HEALTH CARE EQUIPMENT & SUPPLIES — 1.76%
Align Technology Inc.[a]	212,189	11,863,487
Baxter International Inc.	1,408,552	103,232,776
Becton, Dickinson and Co.	501,574	69,799,038
Boston Scientific Corp.[a]	326,079	4,320,547
C.R. Bard Inc.	198,001	32,990,927
Cooper Companies Inc. (The)	92,131	14,933,514
DENTSPLY International Inc.	114,626	6,106,127
Edwards Lifesciences Corp.[a]	273,904	34,889,891
Halyard Health Inc.[a]	101,096	4,596,835
Hill-Rom Holdings Inc.	10,108	461,127
Hologic Inc.[a]	202,187	5,406,480
IDEXX Laboratories Inc.[a,b]	123,929	18,374,953
Intuitive Surgical Inc.[a]	86,445	45,724,218
ResMed Inc.[b]	364,474	20,432,412
Sirona Dental Systems Inc.[a,b]	92,252	8,060,057
St. Jude Medical Inc.	475,304	30,909,019
Stryker Corp.	520,211	49,071,504
Varian Medical Systems Inc.[a,b]	270,003	23,357,960

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2014

Security	Shares	Value

Zimmer Holdings Inc.	32,878	$3,729,023

		488,259,895
HEALTH CARE PROVIDERS & SERVICES — 1.84%
Aetna Inc.	276,616	24,571,799
AmerisourceBergen Corp.	586,327	52,863,242
Brookdale Senior Living Inc.[a,b]	445,462	16,335,092
Cardinal Health Inc.	71,360	5,760,893
Catamaran Corp.[a]	537,207	27,800,462
Centene Corp.[a,b]	149,853	15,562,234
Cigna Corp.	54,679	5,627,016
DaVita HealthCare Partners Inc.[a]	160,334	12,143,697
Envision Healthcare Holdings Inc.[a]	210,614	7,306,200
Express Scripts Holding Co.[a]	1,649,867	139,694,239
HCA Holdings Inc.[a]	80,575	5,913,399
Henry Schein Inc.[a]	221,652	30,177,920
Laboratory Corp. of America Holdings[a,b]	87,171	9,405,751
McKesson Corp.	598,530	124,242,858
MEDNAX Inc.[a,b]	170,201	11,251,988
Patterson Companies Inc.	19,614	943,433
Premier Inc.[a]	83,777	2,809,043
Tenet Healthcare Corp.[a,b]	253,749	12,857,462
Universal Health Services Inc. Class B	51,097	5,685,052

		510,951,780
HEALTH CARE TECHNOLOGY — 0.27%
Allscripts Healthcare Solutions Inc.[a,b]	173,822	2,219,707
athenahealth Inc.[a,b]	98,321	14,325,370
Cerner Corp.[a]	773,578	50,019,553
IMS Health Holdings Inc.[a,b]	193,806	4,969,186
Veeva Systems Inc.[a,b]	98,263	2,595,126

		74,128,942
HOTELS, RESTAURANTS & LEISURE — 2.94%
Aramark	101,198	3,152,318
Brinker International Inc.	168,629	9,896,836
Chipotle Mexican Grill Inc.[a]	80,706	55,244,064
Choice Hotels International Inc.	6,197	347,156
Domino’s Pizza Inc.	144,482	13,605,870
Dunkin’ Brands Group Inc.	276,161	11,778,267
Hilton Worldwide Holdings Inc.[a]	351,469	9,169,826
Hyatt Hotels Corp. Class Aa,b	5,910	355,841
Las Vegas Sands Corp.	976,289	56,780,968
Marriott International Inc./DE	502,781	39,232,001
McDonald’s Corp.	2,565,700	240,406,090
MGM Resorts International[a]	82,188	1,757,179
Norwegian Cruise Line Holdings Ltd.[a,b]	218,320	10,208,643
Panera Bread Co. Class Aa,b	63,612	11,119,378
Restaurant Brands International Inc.[a,b]	549,407	21,448,863
SeaWorld Entertainment Inc.	176,452	3,158,491
Six Flags Entertainment Corp.	189,392	8,172,265
Starbucks Corp.	1,954,159	160,338,746
Starwood Hotels & Resorts Worldwide Inc.	208,059	16,867,343
Wyndham Worldwide Corp.	330,594	28,351,741
Wynn Resorts Ltd.	210,415	31,301,335
Yum! Brands Inc.	1,145,855	83,475,537

		816,168,758

Security	Shares	Value

HOUSEHOLD DURABLES — 0.32%
D.R. Horton Inc.	76,605	$1,937,340
GoPro Inc.[a,b]	34,522	2,182,481
Harman International Industries Inc.	176,653	18,850,642
Jarden Corp.[a,b]	154,008	7,373,903
Leggett & Platt Inc.	178,018	7,585,347
Lennar Corp. Class A	28,252	1,265,972
Newell Rubbermaid Inc.	425,944	16,224,207
NVR Inc.[a,b]	10,905	13,907,474
Tempur Sealy International Inc.[a,b]	157,712	8,659,966
Tupperware Brands Corp.	131,213	8,266,419
Whirlpool Corp.	18,742	3,631,075

		89,884,826
HOUSEHOLD PRODUCTS — 1.22%
Church & Dwight Co. Inc.	352,952	27,816,147
Clorox Co. (The)	276,837	28,849,184
Colgate-Palmolive Co.	2,124,314	146,981,286
Kimberly-Clark Corp.	810,885	93,689,653
Procter & Gamble Co. (The)	400,483	36,479,996
Spectrum Brands Holdings Inc.	55,389	5,299,619

		339,115,885
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.01%
Calpine Corp.[a]	143,989	3,186,477

		3,186,477
INDUSTRIAL CONGLOMERATES — 1.19%
3M Co.	1,698,357	279,074,022
Danaher Corp.	370,759	31,777,754
Roper Industries Inc.	117,481	18,368,154

		329,219,930
INSURANCE — 0.51%
American Financial Group Inc.	30,852	1,873,334
Aon PLC	591,546	56,096,307
Arthur J. Gallagher & Co.	385,654	18,156,590
Brown & Brown Inc.	18,092	595,408
Erie Indemnity Co. Class A	63,483	5,762,352
Marsh & McLennan Companies Inc.	961,732	55,049,540
Reinsurance Group of America Inc.	50,078	4,387,834

		141,921,365
INTERNET & CATALOG RETAIL — 2.17%
Amazon.com Inc.[a]	975,204	302,654,562
Expedia Inc.	262,731	22,426,718
Groupon Inc.[a,b]	1,249,629	10,321,936
Liberty Interactive Corp. Series Aa	637,424	18,753,014
Liberty TripAdvisor Holdings Inc. Class Aa,b	191,110	5,140,859
Liberty Ventures Series Aa	372,908	14,066,090
Netflix Inc.[a,b]	155,653	53,172,621
Priceline Group Inc. (The)[a]	133,886	152,658,156
TripAdvisor Inc.[a,b]	288,996	21,576,441
zulily Inc.[a,b]	34,388	804,679

		601,575,076

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2014

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 5.82%
Akamai Technologies Inc.[a]	462,251	$29,103,323
CoStar Group Inc.[a,b]	83,858	15,398,845
eBay Inc.[a]	3,289,777	184,622,285
Equinix Inc.[a]	138,142	31,320,936
Facebook Inc. Class Aa	5,125,208	399,868,728
Google Inc. Class Aa	728,600	386,638,876
Google Inc. Class Ca,b	737,185	388,054,184
HomeAway Inc.[a,b]	224,721	6,692,191
IAC/InterActiveCorp	79,776	4,849,583
LinkedIn Corp. Class Aa,b	270,844	62,215,575
Pandora Media Inc.[a,b]	533,247	9,507,794
Rackspace Hosting Inc.[a,b]	304,771	14,266,330
Twitter Inc.[a,b]	1,337,957	47,992,518
VeriSign Inc.[a,b]	288,120	16,422,840
Yelp Inc.[a,b]	132,087	7,229,122
Zillow Inc. Class Aa,b	80,741	8,549,664

		1,612,732,794
IT SERVICES — 5.79%
Accenture PLC Class A	1,642,072	146,653,450
Alliance Data Systems Corp.[a]	152,685	43,675,544
Automatic Data Processing Inc.	1,251,507	104,338,139
Booz Allen Hamilton Holding Corp.	180,256	4,782,192
Broadridge Financial Solutions Inc.	313,817	14,492,069
Cognizant Technology Solutions Corp. Class Aa	1,579,551	83,179,156
Computer Sciences Corp.	22,967	1,448,069
DST Systems Inc.	63,833	6,009,877
Fidelity National Information Services Inc.	92,660	5,763,452
Fiserv Inc.[a]	647,111	45,925,468
FleetCor Technologies Inc.[a]	215,339	32,023,063
Gartner Inc.[a,b]	234,030	19,707,666
Genpact Ltd.[a]	45,738	865,820
Global Payments Inc.	177,181	14,303,822
International Business Machines Corp.	2,455,401	393,944,536
Jack Henry & Associates Inc.	219,621	13,647,249
MasterCard Inc. Class A	2,609,614	224,844,342
Paychex Inc.	753,061	34,768,826
Sabre Corp.	117,209	2,375,826
Teradata Corp.[a,b]	323,186	14,116,765
Total System Services Inc.	336,459	11,426,148
Vantiv Inc. Class Aa,b	323,566	10,975,359
VeriFone Systems Inc.[a,b]	289,555	10,771,446
Visa Inc. Class A	1,301,569	341,271,392
Western Union Co.[b]	1,399,590	25,066,657

		1,606,376,333
LEISURE EQUIPMENT & PRODUCTS — 0.18%
Hasbro Inc.	253,405	13,934,741
Mattel Inc.	318,788	9,864,895
Polaris Industries Inc.	171,148	25,884,423

		49,684,059
LIFE SCIENCES TOOLS & SERVICES — 0.75%
Agilent Technologies Inc.	125,418	5,134,613
Bio-Techne Corp.	46,649	4,310,368
Bruker Corp.[a]	285,727	5,605,964
Charles River Laboratories International Inc.[a]	59,259	3,771,243
Covance Inc.[a]	134,768	13,994,309

Security	Shares	Value

Illumina Inc.[a]	361,903	$66,800,056
Mettler-Toledo International Inc.[a,b]	75,883	22,951,572
PerkinElmer Inc.	55,786	2,439,522
Quintiles Transnational Holdings Inc.[a,b]	65,764	3,871,527
Thermo Fisher Scientific Inc.	417,404	52,296,547
VWR Corp.[a,b]	40,788	1,055,185
Waters Corp.[a]	220,195	24,820,380

		207,051,286
MACHINERY — 1.98%
Allison Transmission Holdings Inc.	350,474	11,881,069
Caterpillar Inc.	343,621	31,451,630
Colfax Corp.[a,b]	247,738	12,775,849
Crane Co.	46,177	2,710,590
Cummins Inc.	477,400	68,826,758
Deere & Co.	207,888	18,391,851
Donaldson Co. Inc.	338,857	13,090,046
Dover Corp.	319,100	22,885,852
Flowserve Corp.	356,725	21,342,857
Graco Inc.	157,293	12,611,753
IDEX Corp.	193,026	15,025,144
Illinois Tool Works Inc.	840,093	79,556,807
Ingersoll-Rand PLC	59,501	3,771,768
ITT Corp.	53,433	2,161,899
Lincoln Electric Holdings Inc.	71,044	4,908,430
Manitowoc Co. Inc. (The)	351,177	7,761,012
Middleby Corp. (The)[a]	148,816	14,747,666
Navistar International Corp.[a,b]	22,899	766,658
Nordson Corp.	167,173	13,032,807
PACCAR Inc.	843,512	57,367,251
Pall Corp.	285,057	28,850,619
Parker-Hannifin Corp.	206,184	26,587,427
Pentair PLC	34,686	2,303,844
Snap-on Inc.	21,360	2,920,766
Stanley Black & Decker Inc.	45,473	4,369,046
Timken Co. (The)	13,536	577,716
Toro Co. (The)	146,260	9,332,851
Trinity Industries Inc.	307,807	8,621,674
Valmont Industries Inc.[b]	4,185	531,495
WABCO Holdings Inc.[a]	147,343	15,438,600
Wabtec Corp./DE	250,286	21,747,350
Xylem Inc.	346,133	13,177,283

		549,526,368
MARINE — 0.04%
Kirby Corp.[a]	148,231	11,968,171

		11,968,171
MEDIA — 5.40%
AMC Networks Inc. Class Aa,b	155,102	9,890,855
Cablevision NY Group Class Ab	507,832	10,481,652
CBS Corp. Class B NVS	1,231,494	68,150,878
Charter Communications Inc. Class Aa	206,071	34,335,550
Cinemark Holdings Inc.	299,783	10,666,279
Clear Channel Outdoor Holdings Inc. Class A	50,824	538,226
Comcast Corp. Class A	6,152,269	356,893,125
DIRECTV[a]	1,214,243	105,274,868
Discovery Communications Inc. Series Aa,b	596,824	20,560,587
Discovery Communications Inc. Series C NVS[a,b]	596,828	20,125,040
DISH Network Corp. Class Aa	405,944	29,589,258

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2014

Security	Shares	Value

Interpublic Group of Companies Inc. (The)	1,100,205	$22,851,258
Lions Gate Entertainment Corp.	209,843	6,719,173
Live Nation Entertainment Inc.[a]	190,650	4,977,872
Morningstar Inc.	50,369	3,259,378
Omnicom Group Inc.	671,003	51,982,602
Regal Entertainment Group Class A	53,783	1,148,805
Scripps Networks Interactive Inc. Class A	274,617	20,670,422
Sirius XM Holdings Inc.[a,b]	6,733,071	23,565,748
Starz[a,b]	213,225	6,332,782
Time Warner Cable Inc.	723,271	109,980,588
Twenty-First Century Fox Inc. Class A	3,643,202	139,917,173
Viacom Inc. Class B NVS	1,115,819	83,965,380
Walt Disney Co. (The)	3,767,136	354,826,540

		1,496,704,039
METALS & MINING — 0.07%
Carpenter Technology Corp.	8,157	401,732
Compass Minerals International Inc.	87,051	7,558,638
Southern Copper Corp.	378,399	10,670,852
Tahoe Resources Inc.	34,256	475,131
TimkenSteel Corp.	6,768	250,619

		19,356,972
MULTI-UTILITIES — 0.03%
Dominion Resources Inc.	92,172	7,088,027

		7,088,027
MULTILINE RETAIL — 0.72%
Big Lots Inc.	41,312	1,653,306
Dillard’s Inc.	42,394	5,306,881
Dollar General Corp.[a]	612,499	43,303,679
Dollar Tree Inc.[a]	537,032	37,796,312
Family Dollar Stores Inc.	234,492	18,574,111
Kohl’s Corp.	29,703	1,813,071
Macy’s Inc.	725,183	47,680,782
Nordstrom Inc.	360,019	28,581,909
Sears Holdings Corp.[a,b]	53,813	1,774,753
Target Corp.	166,336	12,626,566

		199,111,370
OIL, GAS & CONSUMABLE FUELS — 2.69%
Anadarko Petroleum Corp.	95,990	7,919,175
Antero Resources Corp.[a,b]	137,826	5,592,979
Cabot Oil & Gas Corp.	1,083,572	32,084,567
Cheniere Energy Inc.[a]	617,719	43,487,418
Chesapeake Energy Corp.	316,357	6,191,106
Cimarex Energy Co.	27,496	2,914,576
Cobalt International Energy Inc.[a]	827,862	7,359,693
Concho Resources Inc.[a,b]	292,670	29,193,832
Continental Resources Inc.[a,b]	224,135	8,597,819
CVR Energy Inc.	16,784	649,709
EOG Resources Inc.	1,418,670	130,616,947
EQT Corp.	357,067	27,029,972
Gulfport Energy Corp.[a]	179,457	7,490,535
HollyFrontier Corp.	94,238	3,532,040
Kinder Morgan Inc.	973,102	41,171,946
Kosmos Energy Ltd.[a,b]	274,167	2,300,261
Laredo Petroleum Inc.[a,b]	177,414	1,836,235
Marathon Petroleum Corp.	486,393	43,901,832

Security	Shares	Value

Memorial Resource Development Corp.[a]	70,857	$1,277,552
Noble Energy Inc.	667,860	31,676,600
Oasis Petroleum Inc.[a,b]	262,504	4,341,816
ONEOK Inc.	285,792	14,229,584
PBF Energy Inc.	56,486	1,504,787
Phillips 66	602,366	43,189,642
Pioneer Natural Resources Co.	371,378	55,279,615
QEP Resources Inc.	59,238	1,197,792
Range Resources Corp.	425,611	22,748,908
SM Energy Co.	174,082	6,716,084
Southwestern Energy Co.[a,b]	916,889	25,021,901
Targa Resources Corp.	98,039	10,397,036
Teekay Corp.	54,027	2,749,434
Tesoro Corp.	144,386	10,735,099
Ultra Petroleum Corp.[a,b]	118,600	1,560,776
Valero Energy Corp.	331,011	16,385,045
Whiting Petroleum Corp.[a]	154,275	5,091,075
Williams Companies Inc. (The)	1,939,176	87,146,569
World Fuel Services Corp.	41,230	1,934,924

		745,054,881
PAPER & FOREST PRODUCTS — 0.03%
International Paper Co.	174,284	9,338,137

		9,338,137
PERSONAL PRODUCTS — 0.24%
Avon Products Inc.	459,985	4,319,259
Coty Inc. Class A	134,103	2,770,568
Estee Lauder Companies Inc. (The) Class A	595,453	45,373,519
Herbalife Ltd.[b]	197,603	7,449,633
Nu Skin Enterprises Inc. Class A	153,017	6,686,843

		66,599,822
PHARMACEUTICALS — 3.94%
AbbVie Inc.	4,127,400	270,097,056
Actavis PLC[a]	659,206	169,686,217
Allergan Inc.	772,420	164,208,768
Bristol-Myers Squibb Co.	1,535,809	90,658,805
Endo International PLC[a]	395,392	28,515,671
Jazz Pharmaceuticals PLC[a]	154,269	25,258,463
Johnson & Johnson	1,153,014	120,570,674
Mallinckrodt PLC[a]	212,476	21,041,498
Merck & Co. Inc.	1,062,191	60,321,827
Mylan Inc./PAa	970,301	54,695,867
Perrigo Co. PLC	82,766	13,835,165
Salix Pharmaceuticals Ltd.[a]	164,826	18,945,100
Zoetis Inc.	1,300,764	55,971,875

		1,093,806,986
PROFESSIONAL SERVICES — 0.40%
Dun & Bradstreet Corp. (The)	34,352	4,155,218
Equifax Inc.	169,381	13,697,842
IHS Inc. Class Aa	176,756	20,128,973
Nielsen NV	546,703	24,454,025
Robert Half International Inc.	357,117	20,848,490
Verisk Analytics Inc. Class Aa,b	432,130	27,677,927

		110,962,475

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.94%
American Tower Corp.	1,027,350	$101,553,548
Apartment Investment and Management Co. Class A	214,674	7,975,139
Boston Properties Inc.	47,565	6,121,140
Columbia Property Trust Inc.	48,446	1,228,106
Crown Castle International Corp.	868,678	68,364,959
Equity Lifestyle Properties, Inc.	156,617	8,073,606
Extra Space Storage Inc.	301,061	17,654,217
Federal Realty Investment Trust[b]	115,982	15,478,958
Gaming and Leisure Properties Inc.	36,395	1,067,829
Health Care REIT Inc.	449,735	34,031,448
Healthcare Trust of America Inc. Class A	36,779	990,826
Iron Mountain Inc.[b]	429,563	16,606,906
Lamar Advertising Co.[b]	197,556	10,596,904
NorthStar Realty Finance Corp.	120,269	2,114,329
Omega Healthcare Investors Inc.[b]	107,601	4,203,971
Outfront Media Inc.	24,974	670,292
Paramount Group Inc.[a]	19,918	370,276
Plum Creek Timber Co. Inc.[b]	221,521	9,478,884
Public Storage	344,105	63,607,809
Rayonier Inc.	39,180	1,094,689
Simon Property Group Inc.	601,622	109,561,382
Tanger Factory Outlet Centers Inc.	147,305	5,444,393
Taubman Centers Inc.	149,876	11,453,524
Ventas Inc.[b]	327,269	23,465,187
Vornado Realty Trust	109,561	12,896,425
Weyerhaeuser Co.[b]	143,487	5,149,748

		539,254,495
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
CBRE Group Inc. Class Aa	727,553	24,918,690
Howard Hughes Corp. (The)[a]	49,055	6,397,753
Jones Lang LaSalle Inc.	31,062	4,657,126
Realogy Holdings Corp.[a]	164,019	7,297,205

		43,270,774
ROAD & RAIL — 1.53%
AMERCO	10,799	3,069,724
Avis Budget Group Inc.[a]	273,533	18,143,444
Genesee & Wyoming Inc. Class Aa	62,471	5,617,392
Hertz Global Holdings Inc.[a]	1,162,630	28,995,992
J.B. Hunt Transport Services Inc.	238,854	20,123,449
Kansas City Southern Industries Inc.	221,170	26,989,375
Landstar System Inc.	116,604	8,457,288
Norfolk Southern Corp.	170,555	18,694,534
Old Dominion Freight Line Inc.[a]	163,195	12,670,460
Union Pacific Corp.	2,351,253	280,104,770

		422,866,428
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.32%
Advanced Micro Devices Inc.[a,b]	1,603,107	4,280,296
Altera Corp.	304,083	11,232,826
Analog Devices Inc.	371,941	20,650,164
Applied Materials Inc.	2,111,356	52,614,992
Atmel Corp.[a,b]	1,093,358	9,178,740
Avago Technologies Ltd.	648,600	65,242,674
Cree Inc.[a,b]	173,531	5,591,169
Freescale Semiconductor Ltd.[a,b]	251,593	6,347,691
Intel Corp.	1,098,639	39,869,609

Security	Shares	Value

KLA-Tencor Corp.	392,753	$27,618,391
Lam Research Corp.	111,786	8,869,101
Linear Technology Corp.	614,296	28,011,898
Maxim Integrated Products Inc.	674,087	21,483,153
Microchip Technology Inc.[b]	520,194	23,465,951
Micron Technology Inc.[a]	2,436,944	85,317,410
NVIDIA Corp.	237,584	4,763,559
ON Semiconductor Corp.[a]	587,172	5,948,052
Skyworks Solutions Inc.	492,293	35,794,624
SunEdison Inc.[a,b]	222,286	4,336,800
SunPower Corp.[a,b]	10,888	281,237
Teradyne Inc.	58,437	1,156,468
Texas Instruments Inc.	2,801,815	149,799,039
Xilinx Inc.	696,688	30,159,624

		642,013,468
SOFTWARE — 5.86%
Activision Blizzard Inc.	848,705	17,101,406
Adobe Systems Inc.[a]	1,292,095	93,935,306
ANSYS Inc.[a]	55,802	4,575,764
Autodesk Inc.[a,b]	466,094	27,993,606
Cadence Design Systems Inc.[a,b]	751,905	14,263,638
CDK Global Inc.	417,785	17,028,917
Citrix Systems Inc.[a]	385,138	24,571,804
Electronic Arts Inc.[a]	625,668	29,415,781
FactSet Research Systems Inc.	109,961	15,477,011
FireEye Inc.[a,b]	180,411	5,697,379
Fortinet Inc.[a,b]	355,949	10,913,396
Informatica Corp.[a]	256,479	9,780,827
Intuit Inc.	736,989	67,943,016
Microsoft Corp.	13,872,519	644,378,508
NetSuite Inc.[a,b]	108,054	11,796,255
Oracle Corp.	8,525,628	383,397,491
PTC Inc.[a]	307,826	11,281,823
Red Hat Inc.[a,b]	491,672	33,994,202
Salesforce.com Inc.[a,b]	1,593,960	94,537,768
ServiceNow Inc.[a]	374,151	25,386,145
SolarWinds Inc.[a]	170,469	8,494,470
Solera Holdings Inc.	178,727	9,147,248
Splunk Inc.[a,b]	306,929	18,093,465
Tableau Software Inc. Class Aa,b	98,905	8,383,188
VMware Inc. Class Aa	227,774	18,795,910
Workday Inc. Class Aa,b	243,256	19,852,122

		1,626,236,446
SPECIALTY RETAIL — 4.21%
Aaron’s Inc.	30,218	923,764
Abercrombie & Fitch Co. Class A	27,376	784,049
Advance Auto Parts Inc.	189,471	30,178,941
AutoNation Inc.[a,b]	179,407	10,837,977
AutoZone Inc.[a,b]	84,701	52,439,236
Bed Bath & Beyond Inc.[a]	203,323	15,487,113
Best Buy Co. Inc.	222,896	8,688,486
Cabela’s Inc.[a,b]	15,286	805,725
CarMax Inc.[a,b]	394,425	26,260,816
Chico’s FAS Inc.	174,947	2,835,891
CST Brands Inc.	167,534	7,306,158
Dick’s Sporting Goods Inc.	43,104	2,140,114
Foot Locker Inc.	54,633	3,069,282
GameStop Corp. Class Ab	14,722	497,604
Gap Inc. (The)	651,413	27,431,001

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2014

Security	Shares	Value

GNC Holdings Inc. Class A	236,546	$11,108,200
Home Depot Inc. (The)	3,549,949	372,638,147
L Brands Inc.	225,385	19,507,072
Lowe’s Companies Inc.	2,644,548	181,944,902
Michaels Companies Inc. (The)[a,b]	45,985	1,137,209
Murphy USA Inc.[a,b]	56,591	3,896,856
O’Reilly Automotive Inc.[a,b]	275,407	53,048,896
Penske Automotive Group Inc.	48,859	2,397,511
PetSmart Inc.	257,868	20,963,379
Ross Stores Inc.	551,477	51,982,222
Sally Beauty Holdings Inc.[a,b]	311,614	9,579,014
Signet Jewelers Ltd.	143,177	18,837,798
Tiffany & Co.	292,939	31,303,462
TJX Companies Inc. (The)	1,817,919	124,672,885
Tractor Supply Co.	359,646	28,347,298
Ulta Salon, Cosmetics & Fragrance Inc.[a]	167,058	21,356,695
Urban Outfitters Inc.[a,b]	200,799	7,054,069
Williams-Sonoma Inc.	244,308	18,489,229

		1,167,951,001
TEXTILES, APPAREL & LUXURY GOODS — 1.65%
Carter’s Inc.	139,405	12,171,451
Coach Inc.	712,022	26,743,546
Deckers Outdoor Corp.[a,b]	90,166	8,208,713
Fossil Group Inc.[a]	121,084	13,408,842
Hanesbrands Inc.	258,613	28,866,383
Kate Spade & Co.[a]	328,697	10,521,591
Michael Kors Holdings Ltd.[a,b]	530,445	39,836,419
Nike Inc. Class B	1,813,160	174,335,334
PVH Corp.	187,008	23,968,815
Ralph Lauren Corp.	115,341	21,356,540
Under Armour Inc. Class Aa,b	449,215	30,501,699
VF Corp.	895,635	67,083,061

		457,002,394
THRIFTS & MORTGAGE FINANCE — 0.02%
Nationstar Mortgage Holdings Inc.[a,b]	50,622	1,427,034
Ocwen Financial Corp.[a,b]	258,298	3,900,300

		5,327,334
TOBACCO — 1.92%
Altria Group Inc.	4,877,925	240,335,365
Lorillard Inc.	941,230	59,241,016
Philip Morris International Inc.	2,396,623	195,204,943
Reynolds American Inc.	605,228	38,898,004

		533,679,328
TRADING COMPANIES & DISTRIBUTORS — 0.44%
Air Lease Corp.	16,977	582,481
Fastenal Co.	770,596	36,649,546
HD Supply Holdings Inc.[a]	275,317	8,119,098
MRC Global Inc.[a]	120,076	1,819,151
MSC Industrial Direct Co. Inc. Class A	123,021	9,995,456
NOW Inc.[a,b]	23,624	607,846
United Rentals Inc.[a,b]	252,641	25,771,908
Veritiv Corp.[a]	3,563	184,813
W.W. Grainger Inc.	151,348	38,577,092

		122,307,391

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.13%
SBA Communications Corp. Class Aa	334,473	$37,046,229

		37,046,229

TOTAL COMMON STOCKS (Cost: $20,037,056,167)		27,683,703,612

SHORT-TERM INVESTMENTS — 2.78%

MONEY MARKET FUNDS — 2.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	705,139,949	705,139,949
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	42,982,645	42,982,645
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	23,063,732	23,063,732

		771,186,326

TOTAL SHORT-TERM INVESTMENTS (Cost: $771,186,326)		771,186,326

TOTAL INVESTMENTS IN SECURITIES — 102.61% (Cost: $20,808,242,493)		28,454,889,938
Other Assets, Less Liabilities — (2.61)%		(723,940,407)

NET ASSETS — 100.00%		$27,730,949,531

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	392	Mar. 2015	Chicago Mercantile	$40,227,040	$1,237,215

See accompanying notes to schedules of investments.

224

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 2.26%
Alliant Techsystems Inc.	79,788	$9,275,355
Exelis Inc.	474,592	8,319,598
General Dynamics Corp.	766,063	105,425,590
Huntington Ingalls Industries Inc.	19,232	2,162,831
L-3 Communications Holdings Inc.	216,041	27,266,534
Northrop Grumman Corp.	506,010	74,580,814
Raytheon Co.	783,729	84,775,966
Rockwell Collins Inc.	40,233	3,398,884
Spirit AeroSystems Holdings Inc. Class Aa	20,856	897,642
Textron Inc.	699,343	29,449,334
Triumph Group Inc.	100,386	6,747,947
United Technologies Corp.	2,039,162	234,503,630
Vectrus Inc.[a,b]	26,426	724,072

		587,528,197
AIR FREIGHT & LOGISTICS — 0.28%
FedEx Corp.	421,991	73,282,957

		73,282,957
AIRLINES — 0.43%
Alaska Air Group Inc.	29,650	1,771,884
Copa Holdings SA Class A	18,220	1,888,321
Delta Air Lines Inc.	2,013,633	99,050,607
Southwest Airlines Co.	190,252	8,051,465

		110,762,277
AUTO COMPONENTS — 0.42%
Gentex Corp.	150,908	5,452,306
Johnson Controls Inc.	1,219,563	58,953,675
Lear Corp.	40,677	3,989,600
TRW Automotive Holdings Corp.[a]	277,520	28,542,932
Visteon Corp.[a]	110,224	11,778,537

		108,717,050
AUTOMOBILES — 1.12%
Ford Motor Co.	9,728,009	150,784,140
General Motors Co.	4,017,331	140,245,025

		291,029,165
BEVERAGES — 0.11%
Constellation Brands Inc.[a]	27,115	2,661,879
Molson Coors Brewing Co. Class B NVS	340,546	25,377,488

		28,039,367
BIOTECHNOLOGY — 0.09%
Alkermes PLC[a]	52,198	3,056,715
Alnylam Pharmaceuticals Inc.[a,b]	25,387	2,462,539
Amgen Inc.	98,653	15,714,436
Cubist Pharmaceuticals Inc.[a]	9,869	993,315

Security	Shares	Value

Myriad Genetics Inc.[a,b]	23,322	$794,347

		23,021,352
BUILDING PRODUCTS — 0.11%
A.O. Smith Corp.	103,418	5,833,809
Fortune Brands Home & Security Inc.	242,232	10,965,843
Owens Corning	295,114	10,568,032

		27,367,684
CAPITAL MARKETS — 3.44%
Ameriprise Financial Inc.	309,202	40,891,965
Bank of New York Mellon Corp. (The)	2,856,642	115,893,966
BlackRock Inc.[c]	197,398	70,581,629
Charles Schwab Corp. (The)	2,351,458	70,990,517
E*TRADE Financial Corp.[a,b]	722,995	17,536,244
Federated Investors Inc. Class B	62,169	2,047,225
Franklin Resources Inc.	181,956	10,074,904
Goldman Sachs Group Inc. (The)	1,120,147	217,118,093
Interactive Brokers Group Inc. Class A	135,729	3,957,858
Invesco Ltd.	918,139	36,284,853
Legg Mason Inc.	158,099	8,437,744
Morgan Stanley	3,842,149	149,075,381
Northern Trust Corp.	592,456	39,931,534
NorthStar Asset Management Group Inc.	361,090	8,149,801
Raymond James Financial Inc.	312,884	17,925,124
SEI Investments Co.	20,988	840,360
State Street Corp.	1,078,233	84,641,290
TD Ameritrade Holding Corp.	84,633	3,028,169

		897,406,657
CHEMICALS — 1.49%
Air Products and Chemicals Inc.	531,786	76,699,495
Albemarle Corp.	118,034	7,097,384
Ashland Inc.	173,326	20,757,522
Axalta Coating Systems Ltd.[a]	61,019	1,587,714
Cabot Corp.	150,590	6,604,877
Celanese Corp. Series A	357,120	21,412,915
CF Industries Holdings Inc.	130,450	35,552,843
Cytec Industries Inc.	157,890	7,289,781
Dow Chemical Co. (The)	2,533,618	115,558,317
E.I. du Pont de Nemours and Co.	128,840	9,526,430
Eastman Chemical Co.	34,122	2,588,495
Huntsman Corp.	151,204	3,444,427
Mosaic Co. (The)	838,353	38,270,815
Rayonier Advanced Materials Inc.[b]	93,630	2,087,949
Rockwood Holdings Inc.	170,186	13,410,657
RPM International Inc.	24,532	1,244,018
Sigma-Aldrich Corp.	160,781	22,070,408
W.R. Grace & Co.[a]	26,375	2,515,911
Westlake Chemical Corp.	15,268	932,722

		388,652,680
COMMERCIAL BANKS — 11.41%
Associated Banc-Corp.	398,619	7,426,272
Bank of America Corp.	26,340,991	471,240,329
Bank of Hawaii Corp.	111,736	6,627,062
BankUnited Inc.	254,181	7,363,624
BB&T Corp.	1,799,934	69,999,433
BOK Financial Corp.	68,627	4,120,365

225

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2014

Security	Shares	Value

CIT Group Inc.	458,462	$21,928,237
Citigroup Inc.	7,609,434	411,746,474
Citizens Financial Group Inc.	403,522	10,031,557
City National Corp.	119,233	9,635,219
Comerica Inc.	455,195	21,321,334
Commerce Bancshares Inc.	216,254	9,404,886
Cullen/Frost Bankers Inc.	132,737	9,376,542
East West Bancorp Inc.	359,327	13,909,548
Fifth Third Bancorp	2,130,739	43,413,807
First Horizon National Corp.	592,047	8,039,998
First Niagara Financial Group Inc.	888,943	7,493,790
First Republic Bank	344,811	17,971,549
Fulton Financial Corp.	475,719	5,879,887
Huntington Bancshares Inc.	2,074,017	21,818,659
JPMorgan Chase & Co.	9,480,409	593,283,995
KeyCorp	2,212,983	30,760,464
M&T Bank Corp.	329,409	41,380,359
PacWest Bancorp	234,339	10,653,051
PNC Financial Services Group Inc. (The)[c]	1,338,005	122,066,196
Popular Inc.[a]	258,967	8,817,826
Regions Financial Corp.	3,454,816	36,482,857
Signature Bank[a]	9,280	1,168,909
SunTrust Banks Inc.	1,334,837	55,929,670
SVB Financial Group[a]	115,354	13,389,139
Synovus Financial Corp.	348,029	9,428,106
TCF Financial Corp.	416,318	6,615,293
U.S. Bancorp	4,303,094	193,424,075
Wells Fargo & Co.	11,962,534	655,786,114
Zions Bancorp	508,157	14,487,556

		2,972,422,182
COMMERCIAL SERVICES & SUPPLIES — 0.53%
ADT Corp. (The)[b]	436,613	15,818,489
Cintas Corp.	50,604	3,969,378
Clean Harbors Inc.[a,b]	40,358	1,939,202
Covanta Holding Corp.	160,804	3,539,296
KAR Auction Services Inc.	209,048	7,243,513
Pitney Bowes Inc.	275,213	6,706,941
R.R. Donnelley & Sons Co.	449,953	7,561,460
Republic Services Inc.	665,355	26,780,539
Tyco International PLC	113,806	4,991,531
Waste Connections Inc.	121,668	5,352,175
Waste Management Inc.	1,045,715	53,666,094

		137,568,618
COMMUNICATIONS EQUIPMENT — 1.70%
Arista Networks Inc.[a,b]	3,662	222,503
Brocade Communications Systems Inc.	1,090,624	12,912,988
Cisco Systems Inc.	12,832,040	356,923,193
EchoStar Corp. Class Aa	81,736	4,291,140
Harris Corp.	212,185	15,239,127
JDS Uniphase Corp.[a,b]	578,903	7,942,549
Juniper Networks Inc.	848,668	18,942,270
Motorola Solutions Inc.	387,339	25,982,700

		442,456,470
COMPUTERS & PERIPHERALS — 1.77%
EMC Corp.	4,620,786	137,422,176
Hewlett-Packard Co.	4,747,227	190,506,219
Lexmark International Inc. Class A	154,537	6,377,742

Security	Shares	Value

NCR Corp.[a]	380,392	$11,084,623
NetApp Inc.	499,035	20,685,001
SanDisk Corp.	297,559	29,154,831
Stratasys Ltd.[a,b]	53,818	4,472,814
Western Digital Corp.	557,672	61,734,290

		461,437,696
CONSTRUCTION & ENGINEERING — 0.21%
AECOM Technology Corp.[a]	375,595	11,406,820
Fluor Corp.	155,013	9,398,438
Jacobs Engineering Group Inc.[a]	331,425	14,811,383
KBR Inc.	367,592	6,230,685
Quanta Services Inc.[a]	405,500	11,512,145

		53,359,471
CONSTRUCTION MATERIALS — 0.08%
Vulcan Materials Co.	327,748	21,542,876

		21,542,876
CONSUMER FINANCE — 0.89%
Ally Financial Inc.[a]	71,351	1,685,311
Capital One Financial Corp.	1,431,822	118,196,906
Discover Financial Services	1,168,054	76,495,857
Navient Corp.	1,059,161	22,888,469
Santander Consumer USA Holdings Inc.	205,486	4,029,580
SLM Corp.	697,774	7,110,317
Synchrony Financial[a]	89,405	2,659,799

		233,066,239
CONTAINERS & PACKAGING — 0.34%
AptarGroup Inc.[b]	126,811	8,476,047
Avery Dennison Corp.	155,475	8,066,043
Bemis Co. Inc.	252,770	11,427,732
Greif Inc. Class A	79,945	3,775,802
MeadWestvaco Corp.	420,604	18,670,612
Owens-Illinois Inc.[a]	165,763	4,473,943
Rock-Tenn Co. Class A	359,649	21,931,396
Sonoco Products Co.	255,757	11,176,581

		87,998,156
DISTRIBUTORS — 0.01%
Genuine Parts Co.	24,770	2,639,739

		2,639,739
DIVERSIFIED CONSUMER SERVICES — 0.10%
Apollo Education Group Inc.[a]	242,680	8,277,815
DeVry Education Group Inc.	158,862	7,541,179
Graham Holdings Co. Class B	8,724	7,535,006
Service Corp. International	119,406	2,710,516
ServiceMaster Global Holdings Inc.[a]	34,256	917,033

		26,981,549
DIVERSIFIED FINANCIAL SERVICES — 3.27%
Berkshire Hathaway Inc. Class Ba	4,584,512	688,364,477
CME Group Inc./IL	798,655	70,800,766
FNFV Group[a]	232,628	3,661,565

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2014

Security	Shares	Value

Intercontinental Exchange Inc.	166,160	$36,437,226
Leucadia National Corp.	772,077	17,309,966
MSCI Inc. Class Ab	162,739	7,720,338
NASDAQ OMX Group Inc. (The)	292,780	14,041,729
Voya Financial Inc.	342,334	14,508,115

		852,844,182
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.95%
AT&T Inc.[b]	13,001,883	436,733,250
CenturyLink Inc.	1,347,302	53,326,213
Frontier Communications Corp.	2,511,458	16,751,425
Windstream Holdings Inc.	96,937	798,761
Zayo Group Holdings Inc.[a]	38,868	1,188,195

		508,797,844
ELECTRIC UTILITIES — 3.44%
American Electric Power Co. Inc.	1,222,693	74,241,919
Duke Energy Corp.	1,771,631	148,002,054
Edison International	816,229	53,446,675
Entergy Corp.	449,403	39,313,774
Exelon Corp.	2,151,166	79,765,235
FirstEnergy Corp.	1,051,992	41,017,168
Great Plains Energy Inc.	386,033	10,967,198
Hawaiian Electric Industries Inc.[b]	253,946	8,502,112
ITC Holdings Corp.	22,042	891,158
NextEra Energy Inc.	1,092,494	116,121,187
Northeast Utilities	791,632	42,368,145
OGE Energy Corp.	498,983	17,703,917
Pepco Holdings Inc.	629,011	16,939,266
Pinnacle West Capital Corp.	276,504	18,887,988
PPL Corp.	1,664,345	60,465,654
Southern Co. (The)	2,233,171	109,671,028
Westar Energy Inc.	323,027	13,321,634
Xcel Energy Inc.	1,257,546	45,171,052

		896,797,164
ELECTRICAL EQUIPMENT — 0.53%
Babcock & Wilcox Co. (The)	276,160	8,367,648
Eaton Corp. PLC	1,194,163	81,155,317
Emerson Electric Co.	444,814	27,458,368
Hubbell Inc. Class B	124,424	13,292,216
Regal Beloit Corp.	113,073	8,503,090

		138,776,639
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.55%
Arrow Electronics Inc.[a]	249,673	14,453,570
Avnet Inc.	276,422	11,891,674
AVX Corp.	117,061	1,638,854
Corning Inc.	2,517,436	57,724,808
Dolby Laboratories Inc. Class A	120,342	5,189,147
FLIR Systems Inc.	106,809	3,450,999
Ingram Micro Inc. Class Aa	388,952	10,750,633
Jabil Circuit Inc.	509,441	11,121,097
Keysight Technologies Inc.[a,b]	357,644	12,077,638
Knowles Corp.[a,b]	214,167	5,043,633
Tech Data Corp.[a]	95,996	6,069,827
Vishay Intertechnology Inc.	340,646	4,820,141

		144,232,021

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.74%
Atwood Oceanics Inc.[a]	126,445	$3,587,245
Baker Hughes Inc.	1,001,557	56,157,301
Cameron International Corp.[a]	184,752	9,228,362
Diamond Offshore Drilling Inc.[b]	167,539	6,150,357
Frank’s International NV	75,097	1,248,863
Helmerich & Payne Inc.	77,972	5,256,872
Nabors Industries Ltd.	671,762	8,719,471
National Oilwell Varco Inc.	983,456	64,445,872
Oil States International Inc.[a]	117,277	5,734,845
Patterson-UTI Energy Inc.	178,074	2,954,248
Rowan Companies PLC Class A	311,109	7,255,062
Seadrill Ltd.[b]	621,807	7,424,375
Seventy Seven Energy Inc.[a]	73,104	395,492
Superior Energy Services Inc.	365,771	7,370,286
Tidewater Inc.	125,192	4,057,473
Unit Corp.[a,b]	116,684	3,978,924

		193,965,048
FOOD & STAPLES RETAILING — 2.66%
Costco Wholesale Corp.	63,947	9,064,487
CVS Health Corp.	2,512,953	242,022,504
Rite Aid Corp.[a]	806,002	6,061,135
Safeway Inc.	577,059	20,266,312
Sysco Corp.	915,300	36,328,257
Wal-Mart Stores Inc.	3,583,860	307,781,897
Walgreens Boots Alliance Inc.	592,927	45,181,037
Whole Foods Market Inc.	520,324	26,234,736

		692,940,365
FOOD PRODUCTS — 1.50%
Archer-Daniels-Midland Co.	1,478,816	76,898,432
Bunge Ltd.[b]	368,815	33,528,972
Campbell Soup Co.	146,417	6,442,348
ConAgra Foods Inc.	1,055,090	38,278,665
Hain Celestial Group Inc.[a,b]	21,096	1,229,686
Ingredion Inc.	158,732	13,466,823
J.M. Smucker Co. (The)	259,781	26,232,685
Kellogg Co.	56,746	3,713,458
Mondelez International Inc. Class A	4,237,118	153,913,311
Pilgrim’s Pride Corp.[a,b]	138,455	4,539,940
Pinnacle Foods Inc.	136,850	4,830,805
Tyson Foods Inc. Class A	680,456	27,279,481

		390,354,606
GAS UTILITIES — 0.28%
AGL Resources Inc.	298,842	16,289,877
Atmos Energy Corp.	251,053	13,993,694
National Fuel Gas Co.	210,503	14,636,274
Questar Corp.	438,951	11,096,681
UGI Corp.	432,562	16,428,705

		72,445,231
HEALTH CARE EQUIPMENT & SUPPLIES — 2.66%
Abbott Laboratories	3,762,343	169,380,682
Alere Inc.[a]	206,763	7,856,994
Boston Scientific Corp.[a]	2,998,867	39,734,988
CareFusion Corp.[a]	519,395	30,820,899

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2014

Security	Shares	Value

Cooper Companies Inc. (The)	31,071	$5,036,298
Covidien PLC	1,129,448	115,519,941
DENTSPLY International Inc.	244,817	13,041,402
Halyard Health Inc.[a]	20,051	911,719
Hill-Rom Holdings Inc.	133,376	6,084,613
Hologic Inc.[a]	407,088	10,885,533
Intuitive Surgical Inc.[a]	6,677	3,531,732
Medtronic Inc.	2,502,452	180,677,034
Sirona Dental Systems Inc.[a,b]	55,673	4,864,150
St. Jude Medical Inc.	253,549	16,488,292
Stryker Corp.	340,254	32,096,160
Teleflex Inc.[b]	103,681	11,904,652
Zimmer Holdings Inc.	388,894	44,108,358

		692,943,447
HEALTH CARE PROVIDERS & SERVICES — 3.10%
Aetna Inc.	628,538	55,833,031
Anthem Inc.	700,578	88,041,637
Cardinal Health Inc.	783,220	63,229,351
Cigna Corp.	620,497	63,855,346
Community Health Systems Inc.[a,b]	288,838	15,574,145
DaVita HealthCare Partners Inc.[a]	290,795	22,024,813
Express Scripts Holding Co.[a]	246,397	20,862,434
HCA Holdings Inc.[a]	740,081	54,314,545
Health Net Inc./CAa	200,918	10,755,141
Humana Inc.	387,771	55,695,549
Laboratory Corp. of America Holdings[a]	128,369	13,851,015
LifePoint Hospitals Inc.[a,b]	111,133	7,991,574
MEDNAX Inc.[a,b]	86,919	5,746,215
Omnicare Inc.	248,141	18,096,923
Patterson Companies Inc.	195,880	9,421,828
Quest Diagnostics Inc.	362,027	24,277,531
UnitedHealth Group Inc.	2,454,516	248,127,022
Universal Health Services Inc. Class B	173,455	19,298,603
VCA Inc.[a]	221,298	10,792,703

		807,789,406
HEALTH CARE TECHNOLOGY — 0.01%
Allscripts Healthcare Solutions Inc.[a]	283,478	3,620,014

		3,620,014
HOTELS, RESTAURANTS & LEISURE — 0.67%
Aramark	8,145	253,717
Carnival Corp.	1,064,385	48,248,572
Choice Hotels International Inc.	81,521	4,566,806
Darden Restaurants Inc.	331,458	19,433,382
Hyatt Hotels Corp. Class Aa,b	97,952	5,897,690
International Game Technology	619,049	10,678,595
Marriott International Inc./DE	70,258	5,482,232
MGM Resorts International[a,b]	855,012	18,280,157
Norwegian Cruise Line Holdings Ltd.[a,b]	16,295	761,954
Royal Caribbean Cruises Ltd.	416,048	34,294,837
Starwood Hotels & Resorts Worldwide Inc.	246,528	19,986,025
Wendy’s Co. (The)	686,740	6,201,262

		174,085,229
HOUSEHOLD DURABLES — 0.71%
D.R. Horton Inc.	732,994	18,537,418
Garmin Ltd.	305,995	16,165,716

Security	Shares	Value

GoPro Inc.[a,b]	18,110	$1,144,914
Jarden Corp.[a]	336,529	16,113,009
Leggett & Platt Inc.	175,370	7,472,516
Lennar Corp. Class A	418,600	18,757,466
Mohawk Industries Inc.[a]	153,854	23,902,757
Newell Rubbermaid Inc.	282,266	10,751,512
PulteGroup Inc.	948,756	20,360,304
Taylor Morrison Home Corp. Class Aa,b	81,588	1,541,197
Toll Brothers Inc.[a,b]	445,274	15,259,540
Whirlpool Corp.	176,837	34,260,400

		184,266,749
HOUSEHOLD PRODUCTS — 2.47%
Clorox Co. (The)	55,331	5,766,044
Colgate-Palmolive Co.	243,145	16,823,203
Energizer Holdings Inc.	154,522	19,865,348
Kimberly-Clark Corp.	161,433	18,651,969
Procter & Gamble Co. (The)	6,391,848	582,233,434

		643,339,998
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.25%
AES Corp. (The)	1,817,306	25,024,304
Calpine Corp.[a]	837,549	18,534,959
NRG Energy Inc.	844,956	22,771,564

		66,330,827
INDUSTRIAL CONGLOMERATES — 2.96%
Carlisle Companies Inc.	160,581	14,490,829
Danaher Corp.	1,164,332	99,794,896
General Electric Co.	25,118,758	634,751,015
Roper Industries Inc.	136,752	21,381,175

		770,417,915
INSURANCE — 5.72%
ACE Ltd.	845,929	97,180,324
Aflac Inc.	1,137,680	69,500,871
Alleghany Corp.[a]	41,238	19,113,813
Allied World Assurance Co. Holdings Ltd.	246,912	9,362,903
Allstate Corp. (The)	1,087,194	76,375,379
American Financial Group Inc.	151,684	9,210,252
American International Group Inc.	3,623,814	202,969,822
American National Insurance Co.	18,504	2,114,267
Aon PLC	172,492	16,357,416
Arch Capital Group Ltd.[a]	335,994	19,857,245
Arthur J. Gallagher & Co.	21,610	1,017,399
Aspen Insurance Holdings Ltd.	163,620	7,161,647
Assurant Inc.	179,542	12,286,059
Assured Guaranty Ltd.	423,838	11,015,550
Axis Capital Holdings Ltd.	256,121	13,085,222
Brown & Brown Inc.	284,532	9,363,948
Chubb Corp. (The)	612,478	63,373,099
Cincinnati Financial Corp.	409,700	21,234,751
CNA Financial Corp.	66,582	2,577,389
Endurance Specialty Holdings Ltd.[b]	111,771	6,688,377
Everest Re Group Ltd.	115,518	19,672,715
FNF Group	693,922	23,905,613
Genworth Financial Inc. Class Aa	1,243,822	10,572,487
Hanover Insurance Group Inc. (The)	110,135	7,854,828
Hartford Financial Services Group Inc. (The)	1,126,585	46,967,329

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2014

Security	Shares	Value

HCC Insurance Holdings Inc.	250,335	$13,397,929
Lincoln National Corp.	660,739	38,104,818
Loews Corp.	815,871	34,282,899
Markel Corp.[a,b]	34,999	23,898,717
Marsh & McLennan Companies Inc.	448,908	25,695,494
MBIA Inc.[a]	356,366	3,399,732
Mercury General Corp.	53,355	3,023,628
MetLife Inc.	2,343,804	126,776,358
Old Republic International Corp.	653,053	9,554,165
PartnerRe Ltd.	126,580	14,446,575
Principal Financial Group Inc.	737,148	38,287,467
ProAssurance Corp.	148,465	6,703,195
Progressive Corp. (The)	1,483,128	40,029,625
Protective Life Corp.	197,607	13,763,328
Prudential Financial Inc.	1,152,377	104,244,023
Reinsurance Group of America Inc.	124,953	10,948,382
RenaissanceRe Holdings Ltd.	101,609	9,878,427
StanCorp Financial Group Inc.	109,393	7,642,195
Torchmark Corp.	330,029	17,877,671
Travelers Companies Inc. (The)	870,416	92,133,534
Unum Group	644,942	22,495,577
Validus Holdings Ltd.	227,465	9,453,445
White Mountains Insurance Group Ltd.	15,469	9,747,172
WR Berkley Corp.	251,466	12,890,147
XL Group PLC	680,234	23,379,643

		1,490,872,851
INTERNET & CATALOG RETAIL — 0.07%
Liberty Interactive Corp. Series Aa	614,920	18,090,946

		18,090,946
INTERNET SOFTWARE & SERVICES — 0.52%
AOL Inc.[a,b]	200,121	9,239,587
HomeAway Inc.[a]	17,850	531,573
IAC/InterActiveCorp	109,381	6,649,271
Yahoo! Inc.[a]	2,373,112	119,865,887

		136,286,318
IT SERVICES — 0.59%
Amdocs Ltd.	400,851	18,701,703
Booz Allen Hamilton Holding Corp.	12,161	322,631
Computer Sciences Corp.	340,830	21,489,332
CoreLogic Inc.[a]	229,578	7,252,369
DST Systems Inc.	14,301	1,346,439
Fidelity National Information Services Inc.	631,621	39,286,826
Genpact Ltd.[a]	355,821	6,735,692
Leidos Holdings Inc.	160,424	6,981,653
Paychex Inc.	89,381	4,126,721
Teradata Corp.[a,b]	83,877	3,663,747
Total System Services Inc.	95,747	3,251,568
Xerox Corp.	2,924,438	40,532,711

		153,691,392
LEISURE EQUIPMENT & PRODUCTS — 0.07%
Hasbro Inc.	45,682	2,512,053
Mattel Inc.	542,375	16,783,795

		19,295,848

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.57%
Agilent Technologies Inc.	715,047	$29,274,024
Bio-Rad Laboratories Inc. Class Aa	52,146	6,286,722
Bio-Techne Corp.	47,520	4,390,848
Charles River Laboratories International Inc.[a]	64,246	4,088,615
Covance Inc.[a]	13,836	1,436,730
PerkinElmer Inc.	229,990	10,057,463
QIAGEN NVa,b	585,101	13,726,470
Quintiles Transnational Holdings Inc.[a]	71,479	4,207,969
Thermo Fisher Scientific Inc.	596,646	74,753,777
VWR Corp.[a,b]	34,424	890,549

		149,113,167
MACHINERY — 1.67%
AGCO Corp.	235,389	10,639,583
Caterpillar Inc.	1,232,219	112,785,005
Crane Co.	77,143	4,528,294
Deere & Co.	710,831	62,887,219
Donaldson Co. Inc.	30,989	1,197,105
Dover Corp.	109,162	7,829,099
IDEX Corp.	15,854	1,234,075
Ingersoll-Rand PLC	619,756	39,286,333
ITT Corp.	177,780	7,192,979
Joy Global Inc.[b]	250,946	11,674,008
Kennametal Inc.	196,543	7,034,274
Lincoln Electric Holdings Inc.	132,851	9,178,676
Navistar International Corp.[a,b]	115,524	3,867,743
Oshkosh Corp.	195,652	9,518,470
PACCAR Inc.	75,014	5,101,702
Parker-Hannifin Corp.	174,271	22,472,245
Pentair PLC	451,499	29,988,564
Snap-on Inc.	125,493	17,159,913
SPX Corp.	102,846	8,836,528
Stanley Black & Decker Inc.	347,216	33,360,513
Terex Corp.	276,332	7,704,136
Timken Co. (The)	190,596	8,134,637
Trinity Industries Inc.	91,165	2,553,532
Valmont Industries Inc.[b]	57,546	7,308,342
Xylem Inc.	127,059	4,837,136

		436,310,111
MEDIA — 1.89%
CBS Corp. Class B NVS	123,398	6,828,845
Clear Channel Outdoor Holdings Inc. Class A	56,845	601,989
Comcast Corp. Class A	551,647	32,001,043
DISH Network Corp. Class Aa	142,735	10,403,954
DreamWorks Animation SKG Inc. Class Aa,b	188,421	4,207,441
Gannett Co. Inc.	568,275	18,145,021
John Wiley & Sons Inc. Class A	110,142	6,524,812
Liberty Broadband Corp. Class Aa	59,062	2,958,416
Liberty Broadband Corp. Class Ca	118,744	5,915,826
Liberty Media Corp. Class Aa	237,862	8,389,393
Liberty Media Corp. Class Ca	475,515	16,657,290
Live Nation Entertainment Inc.[a]	179,082	4,675,831
Madison Square Garden Inc. Class Aa	154,779	11,648,668
News Corp. Class A NVS[a]	1,246,215	19,553,113
Regal Entertainment Group Class Ab	155,289	3,316,973
Starz[a,b]	29,066	863,260
Thomson Reuters Corp.	890,204	35,910,829
Time Warner Inc.	2,209,647	188,748,047

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2014

Security	Shares	Value

Twenty-First Century Fox Inc. Class A	1,254,659	$48,185,179
Walt Disney Co. (The)	702,844	66,200,876

		491,736,806
METALS & MINING — 0.91%
Alcoa Inc.	2,936,808	46,372,198
Allegheny Technologies Inc.	272,157	9,462,899
Carpenter Technology Corp.	125,479	6,179,841
Cliffs Natural Resources Inc.[b]	385,621	2,753,334
Freeport-McMoRan Inc.	2,602,114	60,785,383
Newmont Mining Corp.	1,249,076	23,607,536
Nucor Corp.	797,851	39,134,592
Reliance Steel & Aluminum Co.	194,756	11,932,700
Royal Gold Inc.	161,464	10,123,793
Steel Dynamics Inc.	601,595	11,875,485
Tahoe Resources Inc.	178,257	2,472,425
TimkenSteel Corp.	95,859	3,549,659
United States Steel Corp.	362,698	9,698,544

		237,948,389
MULTI-UTILITIES — 2.32%
Alliant Energy Corp.	277,987	18,463,896
Ameren Corp.	607,907	28,042,750
CenterPoint Energy Inc.	1,076,737	25,227,948
CMS Energy Corp.	675,199	23,463,165
Consolidated Edison Inc.	733,759	48,435,432
Dominion Resources Inc.	1,368,077	105,205,121
DTE Energy Co.	443,480	38,303,368
Integrys Energy Group Inc.	200,364	15,598,337
MDU Resources Group Inc.	480,285	11,286,697
NiSource Inc.	788,871	33,463,908
PG&E Corp.	1,164,269	61,985,682
Public Service Enterprise Group Inc.	1,267,436	52,484,525
SCANA Corp.	354,759	21,427,444
Sempra Energy	614,816	68,465,910
TECO Energy Inc.	584,663	11,979,745
Vectren Corp.	206,658	9,553,799
Wisconsin Energy Corp.	565,006	29,798,416

		603,186,143
MULTILINE RETAIL — 0.68%
Big Lots Inc.	94,617	3,786,572
Dillard’s Inc.	19,493	2,440,134
Dollar General Corp.[a]	185,641	13,124,819
Family Dollar Stores Inc.	13,832	1,095,633
J.C. Penney Co. Inc.[a,b]	764,068	4,951,161
Kohl’s Corp.	493,779	30,140,270
Macy’s Inc.	206,706	13,590,920
Sears Holdings Corp.[a,b]	14,784	487,576
Target Corp.	1,427,117	108,332,451

		177,949,536
OIL, GAS & CONSUMABLE FUELS — 10.51%
Anadarko Petroleum Corp.	1,172,827	96,758,228
Apache Corp.	966,265	60,555,828
California Resources Corp.[a]	777,815	4,285,761
Chesapeake Energy Corp.	1,016,189	19,886,819
Chevron Corp.	4,768,527	534,933,359
Cimarex Energy Co.	191,670	20,317,020

Security	Shares	Value

Cobalt International Energy Inc.[a,b]	81,223	$722,073
ConocoPhillips	3,075,350	212,383,671
CONSOL Energy Inc.	576,044	19,476,048
CVR Energy Inc.	23,296	901,788
Denbury Resources Inc.	880,545	7,158,831
Devon Energy Corp.	1,021,858	62,547,928
Energen Corp.	182,424	11,631,354
EP Energy Corp. Class Aa,b	83,346	870,132
EQT Corp.	35,839	2,713,012
Exxon Mobil Corp.	10,757,039	994,488,256
Golar LNG Ltd.[b]	127,022	4,632,492
Gulfport Energy Corp.[a]	40,991	1,710,964
Hess Corp.	696,117	51,387,357
HollyFrontier Corp.	406,738	15,244,540
Kinder Morgan Inc.	2,462,997	104,209,403
Laredo Petroleum Inc.[a,b]	23,761	245,926
Marathon Oil Corp.	1,693,695	47,914,632
Marathon Petroleum Corp.	160,663	14,501,442
Memorial Resource Development Corp.[a]	57,723	1,040,746
Murphy Oil Corp.	449,613	22,714,449
Newfield Exploration Co.[a]	341,709	9,267,148
Noble Energy Inc.	259,448	12,305,619
Occidental Petroleum Corp.	1,967,939	158,635,563
ONEOK Inc.	244,833	12,190,235
PBF Energy Inc.	119,399	3,180,789
Peabody Energy Corp.[b]	683,437	5,289,802
Phillips 66	836,356	59,966,725
QEP Resources Inc.	394,073	7,968,156
SandRidge Energy Inc.[a,b]	1,244,736	2,265,420
Spectra Energy Corp.	1,680,168	60,990,098
Teekay Corp.	61,818	3,145,918
Tesoro Corp.	184,726	13,734,378
Ultra Petroleum Corp.[a,b]	270,265	3,556,687
Valero Energy Corp.	1,017,337	50,358,182
Whiting Petroleum Corp.[a,b]	267,355	8,822,715
World Fuel Services Corp.	140,039	6,572,030
WPX Energy Inc.[a]	505,988	5,884,640

		2,737,366,164
PAPER & FOREST PRODUCTS — 0.21%
Domtar Corp.	161,315	6,488,089
International Paper Co.	917,025	49,134,200

		55,622,289
PERSONAL PRODUCTS — 0.03%
Avon Products Inc.	642,393	6,032,070
Coty Inc. Class A	34,947	722,005

		6,754,075
PHARMACEUTICALS — 7.24%
Bristol-Myers Squibb Co.	2,669,242	157,565,355
Eli Lilly and Co.	2,464,451	170,022,474
Hospira Inc.[a]	418,771	25,649,724
Johnson & Johnson	5,974,072	624,708,709
Mallinckrodt PLC[a]	78,272	7,751,276
Merck & Co. Inc.	6,295,509	357,521,956
Perrigo Co. PLC	272,987	45,632,507
Pfizer Inc.	15,978,218	497,721,491

		1,886,573,492

230

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2014

Security	Shares	Value

PROFESSIONAL SERVICES — 0.23%
Dun & Bradstreet Corp. (The)	59,524	$7,200,023
Equifax Inc.	142,189	11,498,824
Manpowergroup Inc.	199,531	13,602,028
Nielsen NV	178,434	7,981,353
Towers Watson & Co. Class A	162,751	18,418,531

		58,700,759
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.72%
Alexandria Real Estate Equities Inc.	179,537	15,932,113
American Campus Communities Inc.	262,934	10,874,950
American Capital Agency Corp.	883,953	19,296,694
American Homes 4 Rent Class A	376,244	6,407,435
American Realty Capital Properties Inc.	2,275,146	20,590,071
Annaly Capital Management Inc.	2,373,924	25,662,118
Apartment Investment and Management Co. Class A	158,369	5,883,408
AvalonBay Communities Inc.	324,685	53,050,282
BioMed Realty Trust Inc.	482,366	10,390,164
Boston Properties Inc.	337,414	43,421,808
Brandywine Realty Trust	447,256	7,147,151
Brixmor Property Group Inc.	135,266	3,360,007
Camden Property Trust	214,409	15,831,961
CBL & Associates Properties Inc.[b]	417,020	8,098,528
Chimera Investment Corp.	2,572,291	8,179,885
Columbia Property Trust Inc.	265,670	6,734,735
Corporate Office Properties Trust	233,087	6,612,678
Corrections Corp. of America	291,623	10,597,580
DDR Corp.[b]	755,247	13,866,335
Digital Realty Trust Inc.[b]	339,112	22,483,126
Douglas Emmett Inc.	360,099	10,226,812
Duke Realty Corp.	825,598	16,677,080
Equity Commonwealth	323,022	8,291,975
Equity Lifestyle Properties, Inc.	58,074	2,993,715
Equity Residential[b]	904,840	65,003,706
Essex Property Trust Inc.[b]	156,607	32,355,006
Federal Realty Investment Trust	56,641	7,559,308
Gaming and Leisure Properties Inc.	176,727	5,185,170
General Growth Properties Inc.	1,420,451	39,957,287
HCP Inc.[b]	1,147,865	50,540,496
Health Care REIT Inc.	383,246	29,000,225
Healthcare Trust of America Inc. Class Ab	261,255	7,038,210
Home Properties Inc.[b]	143,192	9,393,395
Hospitality Properties Trust	371,127	11,504,937
Host Hotels & Resorts Inc.	1,896,295	45,074,932
Iron Mountain Inc.	50,979	1,970,848
Kilroy Realty Corp.	206,022	14,229,940
Kimco Realty Corp.[b]	1,028,464	25,855,585
Liberty Property Trust[b]	370,088	13,926,411
Macerich Co. (The)	395,699	33,005,254
MFA Financial Inc.[b]	917,070	7,327,389
Mid-America Apartment Communities Inc.	187,982	14,038,496
National Retail Properties Inc.[b]	330,507	13,012,061
NorthStar Realty Finance Corp.	426,666	7,500,788
Omega Healthcare Investors Inc.[b]	212,094	8,286,513
Outfront Media Inc.	310,758	8,340,757
Paramount Group Inc.[a]	357,709	6,649,810
Piedmont Office Realty Trust Inc. Class Ab	385,875	7,269,885
Plum Creek Timber Co. Inc.[b]	229,812	9,833,656
Post Properties Inc.	135,855	7,984,198
Prologis Inc.	1,251,809	53,865,341
Public Storage	27,753	5,130,142

Security	Shares	Value

Rayonier Inc.	278,726	$7,787,604
Realty Income Corp.[b]	554,803	26,469,651
Regency Centers Corp.	231,382	14,757,544
Retail Properties of America Inc. Class A	592,627	9,890,945
Senior Housing Properties Trust[b]	510,544	11,288,128
Simon Property Group Inc.	197,705	36,004,058
SL Green Realty Corp.[b]	239,115	28,459,467
Spirit Realty Capital Inc.	999,323	11,881,950
Starwood Property Trust Inc.[b]	554,791	12,893,343
Tanger Factory Outlet Centers Inc.	85,784	3,170,577
Taubman Centers Inc.	10,296	786,820
Two Harbors Investment Corp.	917,107	9,189,412
UDR Inc.	629,982	19,416,045
Ventas Inc.	357,369	25,623,357
Vornado Realty Trust	363,875	42,831,726
Washington Prime Group Inc.[b]	389,112	6,700,509
Weingarten Realty Investors[b]	306,160	10,691,107
Weyerhaeuser Co.[b]	1,179,813	42,343,489
WP Carey Inc.	248,942	17,450,834

		1,231,086,923
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
Forest City Enterprises Inc. Class Aa,b	411,692	8,769,040
Howard Hughes Corp. (The)[a]	52,050	6,788,361
Jones Lang LaSalle Inc.	81,854	12,272,370
Realogy Holdings Corp.[a]	207,563	9,234,478

		37,064,249
ROAD & RAIL — 0.74%
AMERCO	8,012	2,277,491
Con-way Inc.	142,726	7,019,265
CSX Corp.	2,515,986	91,154,173
Genesee & Wyoming Inc. Class Aa	70,619	6,350,060
Kansas City Southern Industries Inc.	63,060	7,695,212
Norfolk Southern Corp.	611,231	66,997,030
Ryder System Inc.	133,297	12,376,626

		193,869,857
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.52%
Altera Corp.	491,341	18,150,137
Analog Devices Inc.	428,182	23,772,665
Applied Materials Inc.	1,012,655	25,235,363
Broadcom Corp.	1,339,996	58,062,027
Cree Inc.[a,b]	138,869	4,474,359
First Solar Inc.[a]	183,682	8,191,299
Freescale Semiconductor Ltd.[a]	20,604	519,839
Intel Corp.	11,409,652	414,056,271
KLA-Tencor Corp.	36,597	2,573,501
Lam Research Corp.	298,175	23,657,204
Marvell Technology Group Ltd.	1,017,013	14,746,688
Maxim Integrated Products Inc.	58,501	1,864,427
Micron Technology Inc.[a]	329,941	11,551,234
NVIDIA Corp.	1,168,702	23,432,475
ON Semiconductor Corp.[a]	540,663	5,476,916
SunEdison Inc.[a,b]	456,139	8,899,272
SunPower Corp.[a,b]	104,773	2,706,287
Teradyne Inc.	456,565	9,035,421

		656,405,385

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2014

Security	Shares	Value

SOFTWARE — 1.87%
Activision Blizzard Inc.	421,554	$8,494,313
ANSYS Inc.[a]	178,574	14,643,068
Autodesk Inc.[a]	119,919	7,202,335
CA Inc.	801,527	24,406,497
Citrix Systems Inc.[a]	39,258	2,504,660
Electronic Arts Inc.[a,b]	184,275	8,663,689
FireEye Inc.[a,b]	40,723	1,286,032
Informatica Corp.[a]	27,837	1,061,564
Microsoft Corp.	7,304,201	339,280,137
Nuance Communications Inc.[a]	657,181	9,377,973
Rovi Corp.[a,b]	238,632	5,390,697
Symantec Corp.	1,732,838	44,455,959
Synopsys Inc.[a]	387,739	16,855,014
Zynga Inc. Class Aa,b	1,819,007	4,838,559

		488,460,497
SPECIALTY RETAIL — 0.78%
Aaron’s Inc.	133,321	4,075,623
Abercrombie & Fitch Co. Class A	156,696	4,487,773
Ascena Retail Group Inc.[a,b]	327,778	4,116,892
Bed Bath & Beyond Inc.[a,b]	267,824	20,400,154
Best Buy Co. Inc.	504,417	19,662,175
Cabela’s Inc.[a,b]	111,224	5,862,617
CarMax Inc.[a,b]	171,796	11,438,178
Chico’s FAS Inc.	215,979	3,501,020
CST Brands Inc.	28,153	1,227,752
Dick’s Sporting Goods Inc.	200,004	9,930,199
DSW Inc. Class A	187,801	7,004,977
Foot Locker Inc.	312,423	17,551,924
GameStop Corp. Class Ab	257,577	8,706,103
L Brands Inc.	391,538	33,887,614
Michaels Companies Inc. (The)[a]	25,232	623,987
Murphy USA Inc.[a,b]	63,148	4,348,371
Penske Automotive Group Inc.	59,685	2,928,743
Sally Beauty Holdings Inc.[a]	105,526	3,243,869
Signet Jewelers Ltd.	63,247	8,321,408
Staples Inc.	1,620,062	29,355,523
Urban Outfitters Inc.[a,b]	74,903	2,631,342

		203,306,244
TEXTILES, APPAREL & LUXURY GOODS — 0.04%
PVH Corp.	25,630	3,284,997
Ralph Lauren Corp.	36,669	6,789,632

		10,074,629
THRIFTS & MORTGAGE FINANCE — 0.18%
Hudson City Bancorp Inc.	1,324,994	13,408,939
Nationstar Mortgage Holdings Inc.[a,b]	4,104	115,692
New York Community Bancorp Inc.[b]	1,109,156	17,746,496
People’s United Financial Inc.	777,307	11,799,520
TFS Financial Corp.	189,988	2,827,972

		45,898,619
TOBACCO — 0.61%
Altria Group Inc.	268,815	13,244,515
Philip Morris International Inc.	1,627,249	132,539,431

Security	Shares	Value

Reynolds American Inc.	189,555	$12,182,700

		157,966,646
TRADING COMPANIES & DISTRIBUTORS — 0.13%
Air Lease Corp.	238,643	8,187,841
GATX Corp.	115,010	6,617,676
MRC Global Inc.[a]	140,376	2,126,696
NOW Inc.[a,b]	245,469	6,315,917
Veritiv Corp.[a,b]	17,815	924,064
WESCO International Inc.[a,b]	111,376	8,487,965

		32,660,159
WATER UTILITIES — 0.14%
American Water Works Co. Inc.	448,537	23,907,022
Aqua America Inc.	443,740	11,847,858

		35,754,880
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Sprint Corp.[a,b]	1,826,093	7,578,286
T-Mobile US Inc.[a]	665,314	17,923,559
Telephone & Data Systems Inc.	216,584	5,468,746
United States Cellular Corp.[a]	33,061	1,316,820

		32,287,411

TOTAL COMMON STOCKS (Cost: $20,519,114,356)		25,993,560,852

RIGHTS — 0.00%

MEDIA — 0.00%
Liberty Broadband Corp.[a]	35,198	334,381

		334,381

TOTAL RIGHTS (Cost: $0)		334,381

SHORT-TERM INVESTMENTS — 2.25%

MONEY MARKET FUNDS — 2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	532,211,424	532,211,424
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	32,441,581	32,441,581

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	22,396,222	$22,396,222

		587,049,227

TOTAL SHORT-TERM INVESTMENTS (Cost: $587,049,227)		587,049,227

TOTAL INVESTMENTS IN SECURITIES — 102.01% (Cost: $21,106,163,583)		26,580,944,460
Other Assets, Less Liabilities — (2.01)%		(523,988,587)

NET ASSETS — 100.00%		$26,056,955,873

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	579	Mar. 2015	Chicago Mercantile	$59,416,980	$983,334

See accompanying notes to schedules of investments.

233

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 1.75%
AAR Corp.	675,035	$18,752,473
AeroVironment Inc.[a,b]	326,073	8,885,489
American Science and Engineering Inc.	133,904	6,949,618
Astronics Corp.[a]	321,176	17,764,245
Cubic Corp.	351,262	18,490,432
Curtiss-Wright Corp.	819,765	57,867,211
DigitalGlobe Inc.[a,b]	1,282,790	39,728,006
Ducommun Inc.[a]	187,191	4,732,188
Engility Holdings Inc.[a]	299,631	12,824,207
Erickson Inc.[a,b]	102,162	852,031
Esterline Technologies Corp.[a,b]	541,211	59,360,023
GenCorp Inc.[a,b]	1,019,894	18,664,060
HEICO Corp.	1,131,193	68,324,057
Keyw Holding Corp. (The)[a,b]	559,160	5,804,081
Kratos Defense & Security Solutions Inc.[a,b]	761,286	3,821,656
LMI Aerospace Inc.[a,b]	185,614	2,617,157
Moog Inc. Class Aa,b	704,343	52,142,512
National Presto Industries Inc.[b]	82,173	4,769,321
Orbital Sciences Corp.[a]	1,032,932	27,775,542
SIFCO Industries Inc.	43,280	1,261,612
Sparton Corp.[a]	172,663	4,893,269
Taser International Inc.[a,b]	918,821	24,330,380
Teledyne Technologies Inc.[a]	638,400	65,589,216

		526,198,786
AIR FREIGHT & LOGISTICS — 0.52%
Air Transport Services Group Inc.[a]	889,338	7,612,733
Atlas Air Worldwide Holdings Inc.[a,b]	430,502	21,223,749
Echo Global Logistics Inc.[a,b]	399,088	11,653,370
Forward Air Corp.	532,092	26,801,474
Hub Group Inc. Class Aa,b	627,286	23,887,051
Park-Ohio Holdings Corp.	149,027	9,393,172
UTi Worldwide Inc.[a,b]	1,561,449	18,846,689
XPO Logistics Inc.[a,b]	892,895	36,501,547

		155,919,785
AIRLINES — 0.52%
Allegiant Travel Co.	234,586	35,265,313
Hawaiian Holdings Inc.[a,b]	767,229	19,986,316
JetBlue Airways Corp.[a,b]	4,228,909	67,070,497
Republic Airways Holdings Inc.[a]	853,185	12,447,969
SkyWest Inc.	875,000	11,620,000
Virgin America Inc.[a,b]	259,597	11,227,570

		157,617,665
AUTO COMPONENTS — 1.17%
American Axle & Manufacturing Holdings Inc.[a,b]	1,153,792	26,064,161
Cooper Tire & Rubber Co.	988,319	34,245,253
Cooper-Standard Holding Inc.[a,b]	233,209	13,498,137
Dana Holding Corp.	2,881,853	62,651,484
Dorman Products Inc.[a,b]	460,933	22,249,236
Drew Industries Inc.[a]	403,063	20,584,428
Federal-Mogul Holdings Corp.[a,b]	494,686	7,959,498

Security	Shares	Value

Fox Factory Holding Corp.[a,b]	194,101	$3,150,259
Fuel Systems Solutions Inc.[a,b]	247,052	2,702,749
Gentherm Inc.[a,b]	601,705	22,034,437
Modine Manufacturing Co.[a,b]	810,649	11,024,826
Motorcar Parts of America Inc.[a,b]	303,251	9,428,074
Remy International Inc.	525,278	10,988,816
Shiloh Industries Inc.[a]	146,893	2,310,627
Spartan Motors Inc.	601,378	3,163,248
Standard Motor Products Inc.	338,743	12,912,883
Stoneridge Inc.[a,b]	481,998	6,198,494
Strattec Security Corp.	59,945	4,950,258
Superior Industries International Inc.	401,528	7,946,239
Tenneco Inc.[a,b]	1,035,708	58,631,430
Tower International Inc.[a]	352,023	8,994,188

		351,688,725
AUTOMOBILES — 0.03%
Winnebago Industries Inc.[b]	467,037	10,162,725

		10,162,725
BEVERAGES — 0.18%
Boston Beer Co. Inc. (The)[a,b]	141,693	41,025,791
Coca-Cola Bottling Co. Consolidated	79,384	6,988,174
Craft Brew Alliance Inc.[a,b]	191,197	2,550,568
National Beverage Corp.[a]	194,726	4,404,702

		54,969,235
BIOTECHNOLOGY — 5.64%
ACADIA Pharmaceuticals Inc.[a,b]	1,339,811	42,538,999
Acceleron Pharma Inc.[a,b]	279,878	10,904,047
Achillion Pharmaceuticals Inc.[a,b]	1,650,933	20,223,929
Acorda Therapeutics Inc.[a,b]	710,154	29,023,994
Actinium Pharmaceuticals Inc.[a,b]	360,109	2,121,042
Adamas Pharmaceuticals Inc.[a,b]	49,533	860,388
Aegerion Pharmaceuticals Inc.[a,b]	501,765	10,506,959
Agenus Inc.[a]	1,057,992	4,200,228
Agios Pharmaceuticals Inc.[a,b]	249,205	27,920,928
Akebia Therapeutics Inc.[a,b]	132,293	1,539,891
Alder Biopharmaceuticals Inc.[a,b]	137,097	3,988,152
AMAG Pharmaceuticals Inc.[a,b]	304,524	12,978,813
Anacor Pharmaceuticals Inc.[a,b]	562,053	18,126,209
Applied Genetic Technologies Corp.[a,b]	96,432	2,027,001
Ardelyx Inc.[a]	84,677	1,599,549
Arena Pharmaceuticals Inc.[a,b]	3,748,731	13,008,097
ARIAD Pharmaceuticals Inc.[a,b]	2,810,962	19,311,309
Array BioPharma Inc.[a,b]	2,148,369	10,161,785
Arrowhead Research Corp.[a,b]	931,052	6,871,164
Atara Biotherapeutics Inc.[a]	97,303	2,602,855
Auspex Pharmaceuticals Inc.[a,b]	158,997	8,344,163
Avalanche Biotechnologies Inc.[a,b]	117,720	6,356,880
BioCryst Pharmaceuticals Inc.[a,b]	1,196,418	14,548,443
BioSpecifics Technologies Corp.[a]	61,540	2,376,675
Biotime Inc.[a,b]	882,194	3,290,584
Bluebird Bio Inc.[a,b]	370,106	33,946,122
Calithera Biosciences Inc.[a,b]	135,397	2,735,019
Cara Therapeutics Inc.[a,b]	91,815	915,396
Celldex Therapeutics Inc.[a,b]	1,523,753	27,808,492
Cellular Dynamics International Inc.[a,b]	164,547	1,058,037
Cepheid[a,b]	1,186,129	64,217,024
ChemoCentryx Inc.[a,b]	468,890	3,202,519

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

Chimerix Inc.[a,b]	514,297	$20,705,597
Clovis Oncology Inc.[a,b]	420,877	23,569,112
Coherus Biosciences Inc.[a,b]	115,139	1,879,068
CTI BioPharma Corp.[a,b]	2,552,601	6,024,138
Cytokinetics Inc.[a]	589,703	4,723,521
Cytori Therapeutics Inc.[a,b]	1,157,107	565,478
CytRx Corp.[a,b]	948,319	2,598,394
Dicerna Pharmaceuticals Inc.[a,b]	64,262	1,058,395
Dyax Corp.[a,b]	2,308,633	32,459,380
Dynavax Technologies Corp.[a,b]	449,039	7,570,798
Eleven Biotherapeutics Inc.[a,b]	78,480	932,342
Emergent BioSolutions Inc.[a,b]	498,869	13,584,203
Enanta Pharmaceuticals Inc.[a,b]	177,457	9,023,688
Epizyme Inc.[a,b]	220,124	4,153,740
Esperion Therapeutics Inc.[a,b]	106,639	4,312,481
Exact Sciences Corp.[a,b]	1,408,071	38,637,468
Exelixis Inc.[a,b]	3,332,362	4,798,601
FibroGen Inc.[a]	157,638	4,309,823
Five Prime Therapeutics Inc.[a,b]	293,260	7,918,020
Flexion Therapeutics Inc.[a,b]	102,472	2,068,910
Foundation Medicine Inc.[a,b]	237,249	5,271,673
Galectin Therapeutics Inc.[a,b]	304,979	1,058,277
Galena Biopharma Inc.[a,b]	2,002,724	3,024,113
Genocea Biosciences Inc.[a,b]	65,886	461,202
Genomic Health Inc.[a,b]	286,131	9,147,608
Geron Corp.[a,b]	2,695,165	8,759,286
Halozyme Therapeutics Inc.[a,b]	1,759,626	16,980,391
Heron Therapeutics Inc.[a,b]	396,730	3,991,104
Hyperion Therapeutics Inc.[a,b]	235,034	5,640,816
Idera Pharmaceuticals Inc.[a,b]	1,044,848	4,607,780
Immune Design Corp.[a,b]	103,962	3,199,950
ImmunoGen Inc.[a,b]	1,464,707	8,934,713
Immunomedics Inc.[a,b]	1,422,525	6,828,120
Infinity Pharmaceuticals Inc.[a]	826,439	13,958,555
Inovio Pharmaceuticals Inc.[a,b]	1,027,829	9,435,470
Insmed Inc.[a,b]	841,561	13,018,949
Insys Therapeutics Inc.[a,b]	169,858	7,161,213
Intrexon Corp.[a,b]	608,230	16,744,572
Ironwood Pharmaceuticals Inc. Class Aa,b	2,037,556	31,215,358
Isis Pharmaceuticals Inc.[a,b]	1,999,543	123,451,785
Karyopharm Therapeutics Inc.[a,b]	232,780	8,712,955
Keryx Biopharmaceuticals Inc.[a,b]	1,559,967	22,073,533
Kindred Biosciences Inc.[a,b]	177,081	1,319,253
Kite Pharma Inc.[a,b]	160,333	9,246,404
Kythera Biopharmaceuticals Inc.[a,b]	297,519	10,317,959
Lexicon Pharmaceuticals Inc.[a,b]	4,266,167	3,881,785
Ligand Pharmaceuticals Inc.[a,b]	335,387	17,845,942
Loxo Oncology Inc.[a]	65,734	772,375
MacroGenics Inc.[a,b]	339,737	11,914,577
MannKind Corp.[a,b]	3,890,450	20,288,697
Merrimack Pharmaceuticals Inc.[a,b]	1,675,458	18,932,675
MiMedx Group Inc.[a,b]	1,587,511	18,304,002
Mirati Therapeutics Inc.[a,b]	122,065	2,260,644
Momenta Pharmaceuticals Inc.[a,b]	823,225	9,911,629
NanoViricides Inc.[a,b]	729,753	1,984,928
Navidea Biopharmaceuticals Inc.[a,b]	2,572,207	4,861,471
NeoStem Inc.[a,b]	400,561	1,510,115
Neuralstem Inc.[a,b]	1,200,832	3,266,263
Neurocrine Biosciences Inc.[a,b]	1,293,540	28,897,684
NewLink Genetics Corp.[a,b]	337,154	13,401,872
Northwest Biotherapeutics Inc.[a,b]	658,182	3,521,274
Novavax Inc.[a,b]	4,060,196	24,076,962
NPS Pharmaceuticals Inc.[a,b]	1,808,779	64,700,025

Security	Shares	Value

Ohr Pharmaceutical Inc.[a,b]	367,611	$3,065,876
OncoMed Pharmaceuticals Inc.[a,b]	214,545	4,668,499
Oncothyreon Inc.[a,b]	1,383,912	2,629,433
Ophthotech Corp.[a,b]	237,513	10,657,208
Opko Health Inc.[a,b]	3,349,424	33,460,746
Orexigen Therapeutics Inc.[a,b]	2,088,085	12,653,795
Organovo Holdings Inc.[a,b]	1,072,681	7,776,937
Osiris Therapeutics Inc.[a,b]	321,865	5,146,621
Otonomy Inc.[a,b]	123,691	4,122,621
OvaScience Inc.[a,b]	263,431	11,648,919
PDL BioPharma Inc.[b]	2,739,567	21,122,062
Peregrine Pharmaceuticals Inc.[a,b]	3,022,535	4,201,324
Portola Pharmaceuticals Inc.[a,b]	727,803	20,611,381
Progenics Pharmaceuticals Inc.[a,b]	1,193,062	9,019,549
Prothena Corp. PLC[a]	452,632	9,396,640
PTC Therapeutics Inc.[a,b]	416,872	21,581,463
Puma Biotechnology Inc.[a,b]	394,881	74,739,127
Radius Health Inc.[a,b]	132,957	5,173,357
Raptor Pharmaceutical Corp.[a,b]	1,067,678	11,231,973
Receptos Inc.[a,b]	373,277	45,730,165
Regado Biosciences Inc.[a,b]	261,344	238,633
Regulus Therapeutics Inc.[a,b]	261,811	4,199,448
Repligen Corp.[a,b]	547,349	10,837,510
Retrophin Inc.[a,b]	368,170	4,506,401
Rigel Pharmaceuticals Inc.[a]	1,490,884	3,384,307
Sage Therapeutics Inc.[a]	98,929	3,620,801
Sangamo BioSciences Inc.[a]	1,159,752	17,639,828
Sarepta Therapeutics Inc.[a,b]	695,464	10,063,364
Spectrum Pharmaceuticals Inc.[a,b]	1,117,971	7,747,539
Stemline Therapeutics Inc.[a,b]	201,708	3,441,138
Sunesis Pharmaceuticals Inc.[a,b]	850,911	2,169,823
Synageva BioPharma Corp.[a,b]	363,621	33,740,393
Synergy Pharmaceuticals Inc.[a,b]	1,615,573	4,927,498
Synta Pharmaceuticals Corp.[a,b]	1,105,523	2,929,636
T2 Biosystems Inc.[a,b]	101,736	1,957,401
TESARO Inc.[a,b]	327,852	12,192,816
TG Therapeutics Inc.[a,b]	466,868	7,395,189
Threshold Pharmaceuticals Inc.[a,b]	908,198	2,888,070
Tokai Pharmaceuticals Inc.[a,b]	100,110	1,475,621
Ultragenyx Pharmaceutical Inc.[a]	119,714	5,253,050
Vanda Pharmaceuticals Inc.[a,b]	674,679	9,661,403
Verastem Inc.[a,b]	365,709	3,342,580
Versartis Inc.[a,b]	117,423	2,636,146
Vitae Pharmaceuticals Inc.[a,b]	94,966	1,580,234
Vital Therapies Inc.[a,b]	97,521	2,431,199
Xencor Inc.[a,b]	249,463	4,001,387
XOMA Corp.[a,b]	1,542,072	5,536,039
Zafgen Inc.[a,b]	118,972	3,669,096
ZIOPHARM Oncology Inc.[a,b]	1,383,541	7,014,553

		1,694,220,608
BUILDING PRODUCTS — 0.79%
AAON Inc.	721,071	16,144,780
Advanced Drainage Systems Inc.	260,644	5,989,599
American Woodmark Corp.[a]	211,341	8,546,630
Apogee Enterprises Inc.	496,501	21,036,747
Builders FirstSource Inc.[a,b]	776,078	5,331,656
Continental Building Products Inc.[a]	200,748	3,559,262
Gibraltar Industries Inc.[a]	529,982	8,617,507
Griffon Corp.	684,477	9,103,544
Insteel Industries Inc.	312,083	7,358,917
Masonite International Corp.[a,b]	501,841	30,843,148

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

NCI Building Systems Inc.[a,b]	481,848	$8,923,825
Norcraft Companies Inc.[a]	130,524	2,519,113
Nortek Inc.[a]	156,049	12,691,465
Patrick Industries Inc.[a,b]	140,436	6,176,375
PGT Inc.[a,b]	802,094	7,724,165
Ply Gem Holdings Inc.[a,b]	369,968	5,172,153
Quanex Building Products Corp.	642,183	12,060,197
Simpson Manufacturing Co. Inc.	704,900	24,389,540
Trex Co. Inc.[a,b]	572,949	24,396,169
Universal Forest Products Inc.	342,103	18,199,880

		238,784,672
CAPITAL MARKETS — 1.53%
Arlington Asset Investment Corp. Class Ab	311,929	8,300,431
Ashford Inc.[a]	13,775	1,294,850
BGC Partners Inc. Class A	2,971,426	27,188,548
Calamos Asset Management Inc. Class A	296,408	3,948,155
CIFC Corp.	105,616	873,444
Cohen & Steers Inc.	330,340	13,900,707
Cowen Group Inc. Class Aa,b	1,960,569	9,410,731
Diamond Hill Investment Group Inc.	48,522	6,697,977
Evercore Partners Inc. Class A	563,968	29,535,004
FBR & Co.[a,b]	132,822	3,266,093
Fifth Street Asset Management Inc.[a]	101,539	1,416,469
Financial Engines Inc.[b]	874,528	31,963,998
FXCM Inc. Class Ab	779,572	12,917,508
GAMCO Investors Inc. Class A	109,677	9,754,672
GFI Group Inc.	1,300,341	7,086,859
Greenhill & Co. Inc.	482,309	21,028,672
HFF Inc. Class A	559,708	20,104,711
INTL FCStone Inc.[a,b]	266,826	5,488,611
Investment Technology Group Inc.[a]	612,204	12,746,087
Janus Capital Group Inc.	2,542,035	41,003,025
KCG Holdings Inc. Class Aa,b	771,168	8,984,107
Ladenburg Thalmann Financial Services Inc.[a,b]	1,702,057	6,723,125
Manning & Napier Inc.	234,342	3,238,606
Medley Management Inc.	101,539	1,492,623
Moelis & Co.	127,661	4,459,199
OM Asset Management PLC[a]	410,108	6,660,154
Oppenheimer Holdings Inc. Class A	175,370	4,077,353
Piper Jaffray Companies Inc.[a]	277,216	16,103,478
Pzena Investment Management Inc. Class A	192,716	1,823,093
RCS Capital Corp. Class Ab	160,095	1,959,563
Safeguard Scientifics Inc.[a,b]	351,239	6,961,557
Silvercrest Asset Management Group Inc.	101,330	1,585,815
Stifel Financial Corp.[a,b]	1,113,854	56,828,831
SWS Group Inc.[a,b]	503,327	3,477,990
Virtus Investment Partners Inc.	120,656	20,570,642
Walter Investment Management Corp.[a,b]	642,581	10,609,012
Westwood Holdings Group Inc.	125,455	7,755,628
WisdomTree Investments Inc.[b]	1,835,356	28,769,205

		460,006,533
CHEMICALS — 2.19%
A. Schulman Inc.	498,009	20,184,305
Advanced Emissions Solutions Inc.[a,b]	373,706	8,516,760
American Vanguard Corp.	489,158	5,684,016
Axiall Corp.	1,189,305	50,509,783
Balchem Corp.	517,068	34,457,411
Calgon Carbon Corp.[a,b]	909,142	18,891,971
Chase Corp.	115,621	4,161,200

Security	Shares	Value

Chemtura Corp.[a,b]	1,448,854	$35,830,159
Ferro Corp.[a,b]	1,224,079	15,864,064
Flotek Industries Inc.[a,b]	918,035	17,194,796
FutureFuel Corp.	371,320	4,834,586
H.B. Fuller Co.	851,702	37,926,290
Hawkins Inc.	180,374	7,815,605
Innophos Holdings Inc.	374,306	21,878,186
Innospec Inc.	416,144	17,769,349
Intrepid Potash Inc.[a,b]	951,448	13,206,098
KMG Chemicals Inc.	163,315	3,266,300
Koppers Holdings Inc.	350,344	9,101,937
Kraton Performance Polymers Inc.[a]	557,362	11,587,556
Kronos Worldwide Inc.	362,803	4,723,695
Landec Corp.[a]	457,201	6,313,946
LSB Industries Inc.[a,b]	331,219	10,413,525
Marrone Bio Innovations Inc.[a,b]	235,673	850,779
Minerals Technologies Inc.	586,389	40,724,716
Olin Corp.[b]	1,347,178	30,675,243
OM Group Inc.	548,110	16,333,678
OMNOVA Solutions Inc.[a]	804,661	6,549,941
PolyOne Corp.	1,601,197	60,701,378
Quaker Chemical Corp.	225,665	20,770,207
Rentech Inc.[a]	3,106,342	3,913,991
Senomyx Inc.[a,b]	733,672	4,409,369
Sensient Technologies Corp.	841,251	50,761,085
Stepan Co.	327,929	13,143,394
Trecora Resources[a,b]	335,111	4,926,132
Tredegar Corp.	422,567	9,503,532
Trinseo SAa,b	196,926	3,436,359
Tronox Ltd. Class A	1,048,160	25,030,061
Zep Inc.	390,297	5,913,000

		657,774,403
COMMERCIAL BANKS — 7.77%
1st Source Corp.	255,130	8,753,510
American National Bankshares Inc.	135,859	3,370,662
Ameris Bancorp	427,598	10,963,613
Ames National Corp.	140,968	3,656,710
Arrow Financial Corp.	187,071	5,142,582
Banc of California Inc.	563,980	6,468,851
BancFirst Corp.	120,925	7,665,436
Banco Latinoamericano de Comercio Exterior SA Class E	507,135	15,264,764
Bancorp Inc. (The)[a,b]	562,779	6,128,663
BancorpSouth Inc.	1,632,556	36,748,836
Bank of Kentucky Financial Corp. (The)	106,791	5,154,802
Bank of Marin Bancorp	101,668	5,346,720
Bank of the Ozarks Inc.	1,354,776	51,373,106
Banner Corp.	333,312	14,339,082
BBCN Bancorp Inc.	1,356,344	19,504,227
Blue Hills Bancorp Inc.[a]	486,337	6,604,456
BNC Bancorp	339,026	5,834,637
Boston Private Financial Holdings Inc.	1,365,237	18,389,742
Bridge Bancorp Inc.	198,380	5,306,665
Bridge Capital Holdings[a,b]	166,577	3,727,993
Bryn Mawr Bank Corp.	235,486	7,370,712
C1 Financial Inc.[a,b]	59,394	1,086,316
Camden National Corp.	126,589	5,043,306
Capital Bank Financial Corp.[a,b]	391,673	10,496,836
Capital City Bank Group Inc.	182,341	2,833,579
Cardinal Financial Corp.	543,231	10,772,271
Cascade Bancorp[a,b]	531,914	2,760,634
Cathay General Bancorp	1,353,366	34,632,636

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

CenterState Banks Inc.	604,268	$7,196,832
Central Pacific Financial Corp.	290,953	6,255,490
Century Bancorp Inc. Class A	58,969	2,362,298
Chemical Financial Corp.	559,112	17,131,192
Citizens & Northern Corp.	212,818	4,398,948
City Holding Co.	267,282	12,436,631
CNB Financial Corp.	249,591	4,617,434
CoBiz Financial Inc.	610,823	8,020,106
Columbia Banking System Inc.	977,669	26,993,441
Community Bank System Inc.	693,765	26,453,259
Community Trust Bancorp Inc.	265,505	9,720,138
CommunityOne Bancorp.[a]	197,288	2,258,948
ConnectOne Bancorp Inc.	387,165	7,356,135
CU Bancorp[a,b]	169,320	3,672,551
Customers Bancorp Inc.[a,b]	438,432	8,531,887
CVB Financial Corp.	1,805,777	28,928,548
Eagle Bancorp Inc.[a,b]	447,913	15,909,870
Enterprise Bancorp Inc.	130,782	3,302,246
Enterprise Financial Services Corp.	335,396	6,617,363
F.N.B. Corp.	2,951,731	39,317,057
FCB Financial Holdings Inc.[a]	141,173	3,478,503
Fidelity Southern Corp.	286,880	4,621,637
Financial Institutions Inc.	236,197	5,940,355
First Bancorp (North Carolina)	334,168	6,172,083
First Bancorp (Puerto Rico)[a]	1,773,588	10,410,962
First Bancorp Inc. (Maine)	165,694	2,997,404
First Busey Corp.	1,232,947	8,026,485
First Business Financial Services Inc.	69,044	3,307,898
First Citizens BancShares Inc. Class A	128,648	32,520,928
First Commonwealth Financial Corp.	1,605,363	14,801,447
First Community Bancshares Inc.	279,677	4,606,280
First Connecticut Bancorp Inc.	275,634	4,498,347
First Financial Bancorp	984,763	18,306,744
First Financial Bankshares Inc.	1,088,411	32,521,721
First Financial Corp.	197,375	7,030,498
First Interstate BancSystem Inc.	310,964	8,651,018
First Merchants Corp.	613,179	13,949,822
First Midwest Bancorp Inc.	1,283,933	21,968,094
First NBC Bank Holding Co.[a,b]	256,139	9,016,093
First of Long Island Corp. (The)	206,802	5,866,973
FirstMerit Corp.	2,812,587	53,129,768
Flushing Financial Corp.	518,777	10,515,610
German American Bancorp Inc.	227,117	6,931,611
Glacier Bancorp Inc.	1,265,847	35,152,571
Great Southern Bancorp Inc.	176,187	6,989,338
Great Western Bancorp Inc.[a]	311,409	7,097,011
Green Bancorp Inc.[a,b]	78,806	948,824
Guaranty Bancorp	253,336	3,658,172
Hampton Roads Bankshares Inc.[a,b]	583,316	979,971
Hancock Holding Co.	1,399,179	42,954,795
Hanmi Financial Corp.	542,105	11,823,310
Heartland Financial USA Inc.	267,276	7,243,180
Heritage Commerce Corp.	358,964	3,169,652
Heritage Financial Corp.	518,345	9,096,955
Heritage Oaks Bancorp	392,077	3,289,526
Hilltop Holdings Inc.[a,b]	1,155,798	23,058,170
Home Bancshares Inc.	923,125	29,687,700
HomeTrust Bancshares Inc.[a]	353,899	5,895,957
Horizon Bancorp	159,645	4,173,120
Hudson Valley Holding Corp.	251,389	6,827,725
IBERIABANK Corp.	534,104	34,636,644
Independent Bank Corp. (Massachusetts)	407,865	17,460,701
Independent Bank Corp. (Michigan)	315,125	4,112,381

Security	Shares	Value

Independent Bank Group Inc.	157,043	$6,134,100
International Bancshares Corp.	927,746	24,622,379
Investors Bancorp Inc.	6,093,234	68,396,552
Lakeland Bancorp Inc.	649,119	7,594,692
Lakeland Financial Corp.	283,188	12,310,182
LegacyTexas Financial Group Inc.	681,952	16,264,555
Macatawa Bank Corp.	443,409	2,412,145
MainSource Financial Group Inc.	347,759	7,275,118
MB Financial Inc.	1,128,972	37,098,020
Mercantile Bank Corp.	286,006	6,011,846
Merchants Bancshares Inc.	88,558	2,712,532
Metro Bancorp Inc.[a]	241,650	6,263,568
MidSouth Bancorp Inc.	141,505	2,453,697
MidWestOne Financial Group Inc.	121,385	3,497,102
National Bank Holdings Corp. Class A	634,806	12,321,584
National Bankshares Inc.	120,864	3,673,057
National Penn Bancshares Inc.	2,114,636	22,256,544
NBT Bancorp Inc.	745,397	19,581,579
NewBridge Bancorp[a]	581,323	5,063,323
Northrim BanCorp Inc.	117,614	3,086,191
OFG Bancorp	764,714	12,732,488
Old Line Bancshares Inc.	141,617	2,240,381
Old National Bancorp	2,007,891	29,877,418
Opus Bank[a,b]	90,471	2,566,662
Pacific Continental Corp.	308,367	4,372,644
Pacific Premier Bancorp Inc.[a,b]	297,097	5,148,691
Palmetto Bancshares Inc.	79,161	1,321,989
Park National Corp.	218,354	19,319,962
Park Sterling Corp.	761,508	5,597,084
Peapack-Gladstone Financial Corp.	207,520	3,851,571
Penns Woods Bancorp Inc.	83,568	4,116,560
Peoples Bancorp Inc.	233,465	6,053,747
Peoples Financial Services Corp.	128,102	6,364,107
Pinnacle Financial Partners Inc.	606,652	23,987,020
Preferred Bank	201,988	5,633,445
PrivateBancorp Inc.	1,217,817	40,675,088
Prosperity Bancshares Inc.	1,186,260	65,671,354
Renasant Corp.	537,435	15,547,995
Republic Bancorp Inc. Class A	172,132	4,255,103
Republic First Bancorp Inc.[a,b]	523,191	1,961,966
S&T Bancorp Inc.	505,099	15,057,001
Sandy Spring Bancorp Inc.	429,046	11,189,520
Seacoast Banking Corp. of Florida[a,b]	336,059	4,620,811
ServisFirst Bancshares Inc.	31,524	1,038,716
Sierra Bancorp	207,459	3,642,980
Simmons First National Corp. Class A	277,611	11,284,887
South State Corp.	411,341	27,592,754
Southside Bancshares Inc.[b]	404,040	11,680,784
Southwest Bancorp Inc.	336,875	5,848,150
Square 1 Financial Inc.[a,b]	117,486	2,901,904
State Bank Financial Corp.	546,185	10,912,776
Sterling Bancorp	1,426,225	20,509,116
Stock Yards Bancorp Inc.	251,785	8,394,512
Stonegate Bank	171,833	5,089,693
Suffolk Bancorp	200,678	4,557,397
Sun Bancorp Inc./NJa	151,331	2,935,821
Susquehanna Bancshares Inc.	3,190,435	42,847,542
Talmer Bancorp Inc. Class A	305,357	4,287,212
Texas Capital Bancshares Inc.[a,b]	778,071	42,272,597
Tompkins Financial Corp.	252,756	13,977,407
TowneBank	501,771	7,586,778
TriCo Bancshares	387,297	9,566,236
Tristate Capital Holdings Inc.[a,b]	383,619	3,928,259

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

Triumph Bancorp Inc.[a]	130,404	$1,766,974
Trustmark Corp.	1,150,018	28,221,442
UMB Financial Corp.	641,445	36,491,806
Umpqua Holdings Corp.	2,833,523	48,198,226
Union Bankshares Corp.	789,525	19,011,762
United Bankshares Inc./WV	1,174,647	43,990,530
United Community Banks Inc.	853,684	16,168,775
Univest Corp. of Pennsylvania	276,618	5,598,748
Valley National Bancorp	3,854,913	37,431,205
Washington Trust Bancorp Inc.	249,735	10,034,352
Webster Financial Corp.	1,536,161	49,971,317
WesBanco Inc.	448,531	15,608,879
West Bancorporation Inc.	276,751	4,710,302
Westamerica Bancorp[b]	448,772	21,998,803
Western Alliance Bancorp[a,b]	1,282,600	35,656,280
Wilshire Bancorp Inc.	1,201,783	12,174,062
Wintrust Financial Corp.	791,173	36,995,249
Yadkin Financial Corp.[a]	350,486	6,887,050

		2,336,710,361
COMMERCIAL SERVICES & SUPPLIES — 2.18%
ABM Industries Inc.	952,593	27,291,789
ACCO Brands Corp.[a]	1,947,177	17,544,065
ARC Document Solutions Inc.[a]	708,027	7,236,036
Brady Corp. Class A	818,425	22,375,739
Brink’s Co. (The)	826,426	20,173,059
Casella Waste Systems Inc. Class Aa	663,692	2,681,316
CECO Environmental Corp.	357,273	5,552,022
Cenveo Inc.[a,b]	950,243	1,995,510
Civeo Corp.	1,603,575	6,590,693
Deluxe Corp.	851,360	52,997,160
Ennis Inc.	444,100	5,982,027
G&K Services Inc. Class A	340,284	24,109,121
Healthcare Services Group Inc.	1,194,654	36,950,648
Heritage-Crystal Clean Inc.[a,b]	181,224	2,234,492
Herman Miller Inc.	1,010,002	29,724,359
HNI Corp.	766,852	39,155,463
InnerWorkings Inc.[a,b]	598,580	4,662,938
Interface Inc.	1,134,259	18,681,246
Kimball International Inc. Class B	586,906	5,352,583
Knoll Inc.	826,512	17,497,259
Matthews International Corp. Class A	508,774	24,762,031
McGrath RentCorp	441,651	15,837,605
Mobile Mini Inc.	793,972	32,163,806
MSA Safety Inc.	503,633	26,737,876
Multi-Color Corp.	211,029	11,695,227
NL Industries Inc.	121,019	1,040,763
Performant Financial Corp.[a,b]	516,307	3,433,441
Quad Graphics Inc.	473,086	10,862,054
Quest Resource Holding Corp.[a]	291,522	419,792
SP Plus Corp.[a]	262,000	6,610,260
Steelcase Inc. Class A	1,409,768	25,305,336
Team Inc.[a,b]	347,544	14,061,630
Tetra Tech Inc.	1,107,628	29,573,668
UniFirst Corp.	251,588	30,555,363
United Stationers Inc.	671,637	28,316,216
US Ecology Inc.	367,781	14,755,374
Viad Corp.	347,427	9,262,404
West Corp.	656,756	21,672,948

		655,853,319

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.58%
ADTRAN Inc.	962,445	$20,981,301
Alliance Fiber Optic Products Inc.	219,829	3,189,719
Applied Optoelectronics Inc.[a,b]	255,700	2,868,954
Aruba Networks Inc.[a,b]	1,814,929	32,995,409
Bel Fuse Inc. Class B	171,165	4,679,651
Black Box Corp.	264,831	6,329,461
CalAmp Corp.[a,b]	615,414	11,262,076
Calix Inc.[a,b]	710,437	7,118,579
Ciena Corp.[a,b]	1,785,314	34,652,945
Clearfield Inc.[a,b]	192,967	2,375,424
Comtech Telecommunications Corp.	262,921	8,287,270
Digi International Inc.[a,b]	414,887	3,854,300
Emulex Corp.[a]	1,205,463	6,834,975
Extreme Networks Inc.[a,b]	1,657,518	5,851,039
Finisar Corp.[a,b]	1,760,622	34,173,673
Harmonic Inc.[a,b]	1,505,599	10,554,249
Infinera Corp.[a,b]	2,081,864	30,645,038
InterDigital Inc.	632,101	33,438,143
Ixia[a,b]	982,237	11,050,166
KVH Industries Inc.[a,b]	276,303	3,495,233
NETGEAR Inc.[a,b]	590,243	21,000,846
Numerex Corp. Class Aa,b	255,097	2,821,373
Oclaro Inc.[a,b]	1,635,361	2,910,943
ParkerVision Inc.[a,b]	1,630,479	1,483,573
Plantronics Inc.	723,418	38,355,622
Polycom Inc.[a,b]	2,348,093	31,699,255
Procera Networks Inc.[a,b]	358,044	2,574,336
Ruckus Wireless Inc.[a,b]	1,107,200	13,308,544
ShoreTel Inc.[a,b]	1,064,074	7,820,944
Sonus Networks Inc.[a]	4,185,106	16,614,871
TESSCO Technologies Inc.	99,986	2,899,594
Ubiquiti Networks Inc.[b]	507,191	15,033,141
ViaSat Inc.[a,b]	703,575	44,346,332

		475,506,979
COMPUTERS & PERIPHERALS — 0.47%
Cray Inc.[a,b]	694,060	23,931,189
Dot Hill Systems Corp.[a]	1,040,125	4,597,352
Eastman Kodak Co.[a,b]	303,717	6,593,696
Electronics For Imaging Inc.[a,b]	791,831	33,914,122
Immersion Corp.[a]	486,568	4,607,799
Intevac Inc.[a]	415,762	3,230,471
Nimble Storage Inc.[a,b]	157,096	4,320,140
QLogic Corp.[a,b]	1,487,839	19,818,015
Quantum Corp.[a,b]	3,727,864	6,561,041
Silicon Graphics International Corp.[a,b]	591,336	6,729,404
Super Micro Computer Inc.[a,b]	588,849	20,539,053
Violin Memory Inc.[a,b]	1,360,845	6,518,447

		141,360,729
CONSTRUCTION & ENGINEERING — 0.75%
Aegion Corp.[a]	650,319	12,102,437
Ameresco Inc. Class Aa	347,433	2,432,031
Argan Inc.	215,573	7,251,876
Comfort Systems USA Inc.	640,918	10,972,516
Dycom Industries Inc.[a,b]	579,186	20,323,637
EMCOR Group Inc.	1,144,411	50,914,845
Furmanite Corp.[a]	639,272	4,999,107
Granite Construction Inc.	666,852	25,353,713

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

Great Lakes Dredge & Dock Corp.[a]	1,027,630	$8,796,513
Layne Christensen Co.[a,b]	338,007	3,224,587
MasTec Inc.[a,b]	1,116,009	25,232,963
MYR Group Inc.[a]	361,990	9,918,526
Northwest Pipe Co.[a,b]	164,133	4,943,686
Orion Marine Group Inc.[a]	467,487	5,165,731
Primoris Services Corp.	648,421	15,069,304
Sterling Construction Co. Inc.[a,b]	326,890	2,088,827
Tutor Perini Corp.[a]	635,141	15,287,844

		224,078,143
CONSTRUCTION MATERIALS — 0.09%
Headwaters Inc.[a,b]	1,253,337	18,787,522
United States Lime & Minerals Inc.	33,203	2,419,170
US Concrete Inc.[a,b]	241,428	6,868,627

		28,075,319
CONSUMER FINANCE — 0.68%
Cash America International Inc.	479,992	10,857,419
Consumer Portfolio Services Inc.[a]	367,004	2,701,149
Credit Acceptance Corp.[a,b]	110,084	15,016,558
Encore Capital Group Inc.[a,b]	438,652	19,476,149
Enova International Inc.[a]	439,086	9,774,054
EZCORP Inc. Class A NVS[a,b]	874,180	10,271,615
First Cash Financial Services Inc.[a,b]	493,723	27,485,559
Green Dot Corp. Class Aa	533,026	10,921,703
JG Wentworth Co.[a,b]	202,192	2,155,367
Nelnet Inc. Class A	355,283	16,460,261
Nicholas Financial Inc.[a]	176,633	2,631,832
PRA Group Inc.[a,b]	851,392	49,321,139
Regional Management Corp.[a,b]	181,513	2,869,721
Springleaf Holdings Inc.[a,b]	417,430	15,098,443
World Acceptance Corp.[a,b]	134,180	10,660,601

		205,701,570
CONTAINERS & PACKAGING — 0.46%
AEP Industries Inc.[a,b]	69,760	4,056,544
Berry Plastics Group Inc.[a]	1,529,261	48,248,185
Graphic Packaging Holding Co.[a]	5,561,107	75,742,277
Myers Industries Inc.	448,954	7,901,590
UFP Technologies Inc.[a]	103,594	2,546,859

		138,495,455
DISTRIBUTORS — 0.26%
Core-Mark Holding Co. Inc.	392,849	24,329,138
Pool Corp.	767,297	48,677,322
VOXX International Corp.[a,b]	330,888	2,898,579
Weyco Group Inc.	112,580	3,340,249

		79,245,288
DIVERSIFIED CONSUMER SERVICES — 1.02%
2U Inc.[a,b]	174,037	3,421,567
American Public Education Inc.[a,b]	297,510	10,969,194
Ascent Media Corp. Class Aa	237,006	12,544,728
Bridgepoint Education Inc.[a]	287,126	3,250,266
Bright Horizons Family Solutions Inc.[a,b]	523,406	24,605,316
Capella Education Co.	185,834	14,301,785
Career Education Corp.[a]	1,142,445	7,951,417

Security	Shares	Value

Carriage Services Inc.	276,464	$5,791,921
Chegg Inc.[a,b]	1,263,167	8,728,484
Collectors Universe Inc.	121,268	2,529,651
Grand Canyon Education Inc.[a,b]	793,018	37,002,220
Houghton Mifflin Harcourt Co.[a,b]	1,853,202	38,379,813
ITT Educational Services Inc.[a,b]	398,297	3,827,634
K12 Inc.[a]	587,669	6,975,631
Liberty Tax Inc.[a,b]	66,802	2,387,503
LifeLock Inc.[a,b]	1,372,867	25,411,768
Regis Corp.[a]	741,882	12,433,942
Sotheby’s	1,036,143	44,740,655
Steiner Leisure Ltd.[a]	231,928	10,717,393
Strayer Education Inc.[a]	184,203	13,682,599
Universal Technical Institute Inc.	375,378	3,693,720
Weight Watchers International Inc.[a,b]	473,825	11,769,813

		305,117,020
DIVERSIFIED FINANCIAL SERVICES — 0.30%
GAIN Capital Holdings Inc.	392,571	3,540,990
MarketAxess Holdings Inc.	641,513	46,002,897
Marlin Business Services Corp.	142,745	2,930,555
NewStar Financial Inc.[a,b]	458,454	5,868,211
PHH Corp.[a,b]	868,039	20,798,215
PICO Holdings Inc.[a,b]	391,528	7,380,303
Resource America Inc. Class A	258,045	2,332,727
Tiptree Financial Inc.[a,b]	132,308	1,071,695

		89,925,593
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.67%
8x8 Inc.[a,b]	1,506,490	13,799,448
Atlantic Tele-Network Inc.	159,474	10,778,848
Cincinnati Bell Inc.[a]	3,580,194	11,420,819
Cogent Communications Holdings Inc.	794,594	28,120,682
Consolidated Communications Holdings Inc.	859,503	23,919,968
Fairpoint Communications Inc.[a,b]	359,038	5,101,930
General Communication Inc. Class Aa	610,558	8,395,172
Globalstar Inc.[a,b]	4,672,281	12,848,773
Hawaiian Telcom Holdco Inc.[a,b]	180,391	4,973,380
IDT Corp. Class B	290,114	5,892,215
inContact Inc.[a,b]	1,040,791	9,148,553
Inteliquent Inc.	551,263	10,821,293
Intelsat SAa,b	468,838	8,139,028
Iridium Communications Inc.[a,b]	1,372,948	13,386,243
Lumos Networks Corp.	319,128	5,367,733
magicJack VocalTec Ltd.[a,b]	303,646	2,465,606
ORBCOMM Inc.[a,b]	935,273	6,116,685
Premiere Global Services Inc.[a,b]	827,639	8,789,526
Vonage Holdings Corp.[a,b]	2,960,440	11,279,276

		200,765,178
ELECTRIC UTILITIES — 1.37%
ALLETE Inc.	757,651	41,776,876
Cleco Corp.	1,026,729	55,997,800
El Paso Electric Co.	687,408	27,537,564
Empire District Electric Co. (The)	737,023	21,919,064
IDACORP Inc.	855,694	56,638,386
MGE Energy Inc.	591,203	26,964,769
NRG Yield Inc. Class A	406,047	19,141,055
Otter Tail Corp.	622,278	19,265,727
PNM Resources Inc.	1,354,303	40,127,998

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

Portland General Electric Co.[b]	1,329,723	$50,303,421
Spark Energy Inc.	54,699	770,709
UIL Holdings Corp.	961,246	41,852,651
Unitil Corp.	238,492	8,745,502

		411,041,522
ELECTRICAL EQUIPMENT — 0.98%
AZZ Inc.	436,287	20,470,586
Capstone Turbine Corp.[a,b]	5,632,494	4,164,103
Encore Wire Corp.	353,498	13,196,080
EnerSys	798,028	49,254,288
Enphase Energy Inc.[a,b]	311,208	4,447,162
Franklin Electric Co. Inc.	813,408	30,527,202
FuelCell Energy Inc.[a,b]	4,000,092	6,160,142
Generac Holdings Inc.[a,b]	1,170,829	54,747,964
General Cable Corp.	830,303	12,371,515
Global Power Equipment Group Inc.	292,005	4,032,589
GrafTech International Ltd.[a,b]	2,005,519	10,147,926
LSI Industries Inc.	372,371	2,528,399
Plug Power Inc.[a,b]	2,848,113	8,544,339
Polypore International Inc.[a,b]	766,300	36,054,415
Powell Industries Inc.	157,858	7,746,092
Power Solutions International Inc.[a,b]	76,221	3,933,766
PowerSecure International Inc.[a,b]	386,867	4,507,001
Preformed Line Products Co.	45,043	2,460,699
Revolution Lighting Technologies Inc.[a,b]	551,106	743,993
TCP International Holdings Ltd.[a,b]	130,061	799,875
Thermon Group Holdings Inc.[a]	544,321	13,167,125
Vicor Corp.[a,b]	282,057	3,412,890

		293,418,151
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.69%
Agilysys Inc.[a]	252,411	3,177,854
Anixter International Inc.[a]	461,961	40,865,070
Badger Meter Inc.	245,407	14,564,905
Belden Inc.	741,771	58,458,973
Benchmark Electronics Inc.[a]	919,581	23,394,141
Checkpoint Systems Inc.[a]	707,860	9,718,918
Cognex Corp.[a]	1,477,359	61,059,247
Coherent Inc.[a]	425,227	25,819,783
Control4 Corp.[a,b]	199,974	3,073,600
CTS Corp.	579,578	10,333,876
CUI Global Inc.[a,b]	357,639	2,664,411
Daktronics Inc.	648,242	8,109,507
DTS Inc.[a]	289,689	8,907,937
Electro Rent Corp.	279,899	3,929,782
Electro Scientific Industries Inc.	416,462	3,231,745
Fabrinet[a]	600,065	10,645,153
FARO Technologies Inc.[a,b]	293,584	18,401,845
FEI Co.	718,859	64,948,911
GSI Group Inc.[a]	516,912	7,608,945
II-VI Inc.[a]	895,940	12,229,581
Insight Enterprises Inc.[a,b]	698,224	18,077,019
InvenSense Inc.[a,b]	1,212,688	19,718,307
Itron Inc.[a,b]	670,539	28,357,094
Kemet Corp.[a,b]	772,704	3,245,357
Kimball Electronics Inc.[a]	436,617	5,248,136
Littelfuse Inc.	382,685	36,994,159
Maxwell Technologies Inc.[a,b]	509,943	4,650,680
Mercury Systems Inc.[a]	571,524	7,955,614
Mesa Laboratories Inc.	47,454	3,668,669

Security	Shares	Value

Methode Electronics Inc.	646,829	$23,615,727
MTS Systems Corp.	258,297	19,380,024
Multi-Fineline Electronix Inc.[a]	157,534	1,769,107
Newport Corp.[a]	679,382	12,982,990
OSI Systems Inc.[a]	340,133	24,071,212
Park Electrochemical Corp.	355,062	8,851,696
PC Connection Inc.	166,339	4,083,622
Plexus Corp.[a,b]	578,551	23,842,087
RealD Inc.[a,b]	682,802	8,057,064
Rofin-Sinar Technologies Inc.[a,b]	477,213	13,729,418
Rogers Corp.[a]	309,111	25,174,000
Sanmina Corp.[a,b]	1,399,108	32,921,011
ScanSource Inc.[a,b]	486,624	19,542,820
Speed Commerce Inc.[a,b]	850,559	2,628,227
SYNNEX Corp.[b]	484,450	37,864,612
TTM Technologies Inc.[a]	923,909	6,957,035
Universal Display Corp.[a,b]	691,860	19,199,115
Viasystems Group Inc.[a]	87,281	1,420,935
Vishay Precision Group Inc.[a]	219,460	3,765,934

		808,915,855
ENERGY EQUIPMENT & SERVICES — 1.25%
Aspen Aerogels Inc.[a,b]	102,039	814,271
Basic Energy Services Inc.[a,b]	542,230	3,801,032
Bristow Group Inc.	604,968	39,800,845
C&J Energy Services Inc.[a,b]	783,066	10,344,302
CARBO Ceramics Inc.[b]	337,057	13,499,133
CHC Group Ltd.[a,b]	571,917	1,841,573
Dawson Geophysical Co.	138,877	1,698,466
ERA Group Inc.[a]	349,712	7,396,409
Exterran Holdings Inc.	995,371	32,429,187
FMSA Holdings Inc.[a,b]	423,102	2,927,866
Forum Energy Technologies Inc.[a,b]	1,016,705	21,076,295
Geospace Technologies Corp.[a,b]	223,233	5,915,675
Glori Energy Inc.[a,b]	206,105	861,519
Gulf Island Fabrication Inc.	247,237	4,793,925
GulfMark Offshore Inc. Class A	459,410	11,218,792
Helix Energy Solutions Group Inc.[a,b]	1,794,334	38,937,048
Hercules Offshore Inc.[a,b]	2,763,629	2,763,629
Hornbeck Offshore Services Inc.[a,b]	616,455	15,392,881
Independence Contract Drilling Inc.[a,b]	176,911	923,475
ION Geophysical Corp.[a]	2,196,652	6,040,793
Key Energy Services Inc.[a,b]	2,243,191	3,746,129
Matrix Service Co.[a]	452,716	10,104,621
McDermott International Inc.[a,b]	4,064,077	11,826,464
Mitcham Industries Inc.[a,b]	216,946	1,286,490
Natural Gas Services Group Inc.[a]	211,607	4,875,425
Newpark Resources Inc.[a,b]	1,448,913	13,822,630
Nordic American Offshore Ltd.[a]	311,672	3,827,332
North Atlantic Drilling Ltd.[b]	1,225,433	1,997,456
Nuverra Environmental Solutions Inc.[a,b]	260,184	1,444,021
Parker Drilling Co.[a]	2,073,491	6,365,617
PHI Inc.[a,b]	214,035	8,004,909
Pioneer Energy Services Corp.[a]	1,070,700	5,931,678
Profire Energy Inc.[a,b]	247,779	564,936
RigNet Inc.[a,b]	205,322	8,424,362
SEACOR Holdings Inc.[a,b]	317,078	23,403,527
Tesco Corp.	592,918	7,601,209
TETRA Technologies Inc.[a,b]	1,351,312	9,026,764
US Silica Holdings Inc.[b]	916,838	23,553,568
Vantage Drilling Co.[a,b]	3,516,554	1,718,892

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

Willbros Group Inc.[a]	679,536	$4,260,691

		374,263,837
FOOD & STAPLES RETAILING — 1.07%
Andersons Inc. (The)	480,952	25,557,789
Casey’s General Stores Inc.	654,729	59,135,123
Chefs’ Warehouse Inc. (The)[a,b]	305,804	7,045,724
Diplomat Pharmacy Inc.[a]	259,513	7,102,871
Fairway Group Holdings Corp.[a,b]	326,757	1,029,285
Fresh Market Inc. (The)[a,b]	730,076	30,079,131
Ingles Markets Inc. Class A	225,049	8,347,067
Liberator Medical Holdings Inc.	532,810	1,545,149
Natural Grocers by Vitamin Cottage Inc.[a,b]	154,146	4,342,293
Pantry Inc. (The)[a,b]	400,090	14,827,335
PriceSmart Inc.	319,164	29,114,140
Roundy’s Inc.	666,122	3,224,031
Smart & Final Stores Inc.[a,b]	227,622	3,580,494
SpartanNash Co.	642,483	16,794,506
SUPERVALU Inc.[a,b]	3,445,613	33,422,446
United Natural Foods Inc.[a,b]	844,201	65,277,842
Village Super Market Inc. Class A	114,564	3,135,617
Weis Markets Inc.	187,347	8,958,934

		322,519,777
FOOD PRODUCTS — 1.55%
Alico Inc.	50,936	2,548,328
B&G Foods Inc. Class A	914,840	27,353,716
Boulder Brands Inc.[a,b]	1,036,321	11,461,710
Cal-Maine Foods Inc.[b]	529,336	20,659,984
Calavo Growers Inc.	245,087	11,592,615
Chiquita Brands International Inc.[a]	788,668	11,404,139
Darling Ingredients Inc.[a]	2,799,284	50,834,997
Dean Foods Co.	1,588,525	30,785,614
Diamond Foods Inc.[a]	372,739	10,522,422
Farmer Bros. Co.[a,b]	126,742	3,732,552
Fresh Del Monte Produce Inc.[b]	616,276	20,676,060
Freshpet Inc.[a,b]	202,725	3,458,489
Inventure Foods Inc.[a,b]	266,333	3,393,082
J&J Snack Foods Corp.	254,017	27,629,429
John B. Sanfilippo & Son Inc.	141,215	6,425,283
Lancaster Colony Corp.	314,433	29,443,506
Lifeway Foods Inc.[a]	79,765	1,478,045
Limoneira Co.	193,115	4,824,013
Omega Protein Corp.[a,b]	361,294	3,818,878
Post Holdings Inc.[a,b]	747,064	31,294,511
Sanderson Farms Inc.[b]	392,185	32,953,345
Seaboard Corp.[a]	4,848	20,351,662
Seneca Foods Corp. Class Aa	139,318	3,765,766
Snyders-Lance Inc.	811,928	24,804,400
Tootsie Roll Industries Inc.[b]	322,431	9,882,510
TreeHouse Foods Inc.[a,b]	715,501	61,196,801

		466,291,857
GAS UTILITIES — 1.12%
Chesapeake Utilities Corp.	247,732	12,302,371
Laclede Group Inc. (The)	733,227	39,007,676
New Jersey Resources Corp.	716,413	43,844,476
Northwest Natural Gas Co.	461,653	23,036,485
ONE GAS Inc.	883,578	36,421,085
Piedmont Natural Gas Co.	1,325,625	52,242,881

Security	Shares	Value

South Jersey Industries Inc.	560,466	$33,028,261
Southwest Gas Corp.	790,854	48,882,686
WGL Holdings Inc.	882,717	48,214,003

		336,979,924
HEALTH CARE EQUIPMENT & SUPPLIES — 3.47%
Abaxis Inc.	383,073	21,770,039
ABIOMED Inc.[a,b]	680,905	25,915,244
Accuray Inc.[a,b]	1,316,918	9,942,731
Analogic Corp.	211,815	17,921,667
AngioDynamics Inc.[a,b]	421,123	8,005,548
Anika Therapeutics Inc.[a,b]	246,460	10,040,780
Antares Pharma Inc.[a,b]	1,983,440	5,097,441
AtriCure Inc.[a,b]	465,796	9,297,288
Atrion Corp.	26,292	8,939,543
Cantel Medical Corp.	576,444	24,936,967
Cardiovascular Systems Inc.[a,b]	472,197	14,203,686
Cerus Corp.[a,b]	1,332,388	8,314,101
CONMED Corp.	464,109	20,866,341
CryoLife Inc.	482,987	5,472,243
Cyberonics Inc.[a,b]	457,646	25,481,729
Cynosure Inc. Class Aa,b	379,427	10,403,888
Derma Sciences Inc.[a,b]	384,070	3,575,692
DexCom Inc.[a]	1,274,299	70,150,160
Endologix Inc.[a,b]	1,092,649	16,706,603
Exactech Inc.[a]	169,867	4,003,765
GenMark Diagnostics Inc.[a,b]	707,526	9,629,429
Globus Medical Inc. Class Aa,b	1,121,632	26,661,193
Greatbatch Inc.[a]	424,435	20,924,646
Haemonetics Corp.[a,b]	884,791	33,108,879
HeartWare International Inc.[a,b]	289,777	21,278,325
ICU Medical Inc.[a]	228,976	18,753,134
Inogen Inc.[a,b]	87,060	2,731,072
Insulet Corp.[a,b]	942,318	43,403,167
Integra LifeSciences Holdings Corp.[a,b]	426,053	23,104,854
Invacare Corp.	551,883	9,249,559
K2M Group Holdings Inc.[a,b]	149,945	3,129,352
LDR Holding Corp.[a,b]	282,234	9,251,631
Masimo Corp.[a]	762,891	20,094,549
Meridian Bioscience Inc.[b]	709,819	11,683,621
Merit Medical Systems Inc.[a]	731,889	12,683,636
Natus Medical Inc.[a]	548,400	19,764,336
Neogen Corp.[a,b]	625,179	31,002,627
Nevro Corp.[a]	136,237	5,268,285
NuVasive Inc.[a]	792,259	37,362,934
NxStage Medical Inc.[a]	1,047,885	18,788,578
Ocular Therapeutix Inc.[a,b]	97,415	2,291,201
OraSure Technologies Inc.[a,b]	949,910	9,632,087
Orthofix International NVa,b	316,210	9,505,273
Oxford Immunotec Global PLC[a,b]	220,979	3,009,734
PhotoMedex Inc.[a,b]	222,528	340,468
Quidel Corp.[a,b]	486,796	14,078,140
Rockwell Medical Technologies Inc.[a,b]	798,394	8,207,490
Roka Bioscience Inc.[a,b]	91,181	402,108
RTI Surgical Inc.[a]	970,857	5,048,456
Second Sight Medical Products Inc.[a]	68,136	699,075
Sientra Inc.[a]	97,303	1,633,717
Spectranetics Corp. (The)[a,b]	709,145	24,522,234
Staar Surgical Co.[a,b]	660,425	6,016,472
Steris Corp.	1,005,169	65,185,210
SurModics Inc.[a,b]	220,669	4,876,785
Symmetry Surgical Inc.[a]	155,786	1,213,573

241

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

Tandem Diabetes Care Inc.[a,b]	144,205	$1,831,404
Thoratec Corp.[a,b]	965,349	31,335,229
Tornier NVa	606,835	15,474,293
TransEnterix Inc.[a,b]	484,624	1,410,256
TriVascular Technologies Inc.[a]	125,670	1,579,672
Unilife Corp.[a,b]	1,865,770	6,250,330
Utah Medical Products Inc.	65,156	3,912,618
Vascular Solutions Inc.[a,b]	291,453	7,915,863
Veracyte Inc.[a,b]	110,019	1,062,784
Volcano Corp.[a]	872,791	15,605,503
West Pharmaceutical Services Inc.	1,202,222	64,006,299
Wright Medical Group Inc.[a,b]	851,145	22,870,266
Zeltiq Aesthetics Inc.[a,b]	494,857	13,811,459

		1,042,647,262
HEALTH CARE PROVIDERS & SERVICES — 2.61%
AAC Holdings Inc.[a,b]	97,303	3,008,609
Acadia Healthcare Co. Inc.[a,b]	727,337	44,520,298
Addus HomeCare Corp.[a]	110,631	2,685,014
Adeptus Health Inc. Class Aa,b	96,549	3,610,933
Air Methods Corp.[a,b]	667,620	29,395,309
Alliance HealthCare Services Inc.[a,b]	86,982	1,825,752
Almost Family Inc.[a]	144,068	4,170,769
Amedisys Inc.[a,b]	464,592	13,635,775
AMN Healthcare Services Inc.[a]	790,839	15,500,444
AmSurg Corp.[a]	719,911	39,400,729
Bio-Reference Laboratories Inc.[a,b]	417,501	13,414,307
BioScrip Inc.[a,b]	1,172,947	8,198,899
BioTelemetry Inc.[a,b]	447,824	4,491,675
Capital Senior Living Corp.[a,b]	493,334	12,288,950
Chemed Corp.	299,014	31,596,809
Civitas Solutions Inc.[a]	198,001	3,371,957
CorVel Corp.[a]	190,973	7,108,015
Cross Country Healthcare Inc.[a,b]	528,945	6,601,234
Ensign Group Inc. (The)	341,163	15,144,226
ExamWorks Group Inc.[a,b]	591,755	24,611,090
Five Star Quality Care Inc.[a]	748,996	3,108,333
Gentiva Health Services Inc.[a]	539,708	10,281,437
Hanger Inc.[a,b]	598,308	13,102,945
HealthEquity Inc.[a,b]	179,640	4,571,838
HealthSouth Corp.	1,498,628	57,637,233
Healthways Inc.[a,b]	534,464	10,625,144
IPC The Hospitalist Co. Inc.[a,b]	291,436	13,373,998
Kindred Healthcare Inc.	1,191,736	21,665,760
Landauer Inc.	162,341	5,542,322
LHC Group Inc.[a]	210,642	6,567,818
Magellan Health Inc.[a,b]	469,919	28,209,238
Molina Healthcare Inc.[a,b]	514,913	27,563,293
MWI Veterinary Supply Inc.[a,b]	218,578	37,138,588
National Healthcare Corp.	175,074	11,001,650
National Research Corp. Class A	173,877	2,432,539
Owens & Minor Inc.[b]	1,072,571	37,657,968
PharMerica Corp.[a]	513,290	10,630,236
Providence Service Corp. (The)[a]	197,189	7,185,567
RadNet Inc.[a,b]	564,824	4,823,597
Select Medical Holdings Corp.	1,343,417	19,345,205
Skilled Healthcare Group Inc. Class Aa	397,262	3,404,535
Surgical Care Affiliates Inc.[a,b]	213,339	7,178,857
Team Health Holdings Inc.[a]	1,194,760	68,734,543
Triple-S Management Corp. Class Ba	426,870	10,206,462
Trupanion Inc.[a,b]	153,815	1,065,938
U.S. Physical Therapy Inc.	207,703	8,715,218

Security	Shares	Value

Universal American Corp.[a]	717,668	$6,659,959
WellCare Health Plans Inc.[a]	746,245	61,236,865

		784,247,880
HEALTH CARE TECHNOLOGY — 0.55%
Castlight Health Inc.[a,b]	227,096	2,657,023
Computer Programs and Systems Inc.	191,168	11,613,456
HealthStream Inc.[a,b]	361,984	10,671,288
HMS Holdings Corp.[a,b]	1,494,723	31,598,444
Imprivata Inc.[a,b]	100,427	1,305,551
MedAssets Inc.[a]	1,040,477	20,559,826
Medidata Solutions Inc.[a,b]	919,892	43,924,843
Merge Healthcare Inc.[a]	1,208,032	4,300,594
Omnicell Inc.[a]	624,502	20,683,506
Quality Systems Inc.	850,232	13,255,117
Vocera Communications Inc.[a,b]	392,645	4,091,361

		164,661,009
HOTELS, RESTAURANTS & LEISURE — 3.13%
Belmond Ltd.[a]	1,645,836	20,358,991
Biglari Holdings Inc.[a,b]	29,517	11,792,337
BJ’s Restaurants Inc.[a,b]	370,747	18,615,207
Bloomin’ Brands Inc.[a]	1,311,805	32,480,292
Bob Evans Farms Inc.	421,138	21,553,843
Boyd Gaming Corp.[a,b]	1,323,316	16,911,978
Bravo Brio Restaurant Group Inc.[a]	326,755	4,545,162
Buffalo Wild Wings Inc.[a,b]	321,524	57,996,499
Caesars Acquisition Co.[a,b]	783,607	8,078,988
Caesars Entertainment Corp.[a,b]	872,668	13,692,161
Carrols Restaurant Group Inc.[a,b]	600,235	4,579,793
Cheesecake Factory Inc. (The)	849,289	42,727,730
Churchill Downs Inc.	229,098	21,833,039
Chuy’s Holdings Inc.[a]	279,283	5,493,497
ClubCorp Holdings Inc.	376,445	6,749,659
Cracker Barrel Old Country Store Inc.	324,515	45,678,731
Dave & Buster’s Entertainment Inc.[a]	114,484	3,125,413
Del Frisco’s Restaurant Group Inc.[a,b]	405,542	9,627,567
Denny’s Corp.[a]	1,481,389	15,273,121
Diamond Resorts International Inc.[a,b]	603,303	16,832,154
DineEquity Inc.	283,819	29,415,001
El Pollo Loco Holdings Inc.[a,b]	140,483	2,805,445
Empire Resorts Inc.[a,b]	255,342	1,981,454
Famous Dave’s of America Inc.[a,b]	79,265	2,082,292
Fiesta Restaurant Group Inc.[a,b]	456,800	27,773,440
Habit Restaurants Inc. (The)[a,b]	97,303	3,147,752
Ignite Restaurant Group Inc.[a,b]	132,076	1,039,438
International Speedway Corp. Class A	473,231	14,977,761
Interval Leisure Group Inc.[b]	678,124	14,166,010
Intrawest Resorts Holdings Inc.[a,b]	230,723	2,754,833
Isle of Capri Casinos Inc.[a]	379,269	3,174,482
Jack in the Box Inc.	680,993	54,452,200
Jamba Inc.[a,b]	295,629	4,461,042
Krispy Kreme Doughnuts Inc.[a,b]	1,111,269	21,936,450
La Quinta Holdings Inc.[a]	755,086	16,657,197
Life Time Fitness Inc.[a,b]	694,808	39,340,029
Marcus Corp. (The)	306,603	5,675,222
Marriott Vacations Worldwide Corp.	455,920	33,984,277
Monarch Casino & Resort Inc.[a]	166,730	2,766,051
Morgans Hotel Group Co.[a]	501,881	3,934,747
Nathan’s Famous Inc.[a,b]	53,480	4,278,400
Noodles & Co.[a,b]	187,586	4,942,891

242

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

Papa John’s International Inc.	522,035	$29,129,553
Papa Murphy’s Holdings Inc.[a]	98,904	1,149,264
Penn National Gaming Inc.[a,b]	1,339,076	18,385,513
Pinnacle Entertainment Inc.[a,b]	813,526	18,100,953
Popeyes Louisiana Kitchen Inc.[a,b]	403,414	22,700,106
Potbelly Corp.[a,b]	260,516	3,352,841
Red Robin Gourmet Burgers Inc.[a]	243,943	18,777,512
Ruby Tuesday Inc.[a,b]	1,057,283	7,231,816
Ruth’s Hospitality Group Inc.	612,553	9,188,295
Scientific Games Corp. Class Aa,b	861,703	10,969,479
Sonic Corp.	926,899	25,239,460
Speedway Motorsports Inc.	200,515	4,385,263
Texas Roadhouse Inc.	1,185,222	40,013,095
Vail Resorts Inc.	614,772	56,024,172
Zoe’s Kitchen Inc.[a,b]	98,959	2,959,864

		941,299,762
HOUSEHOLD DURABLES — 1.16%
Beazer Homes USA Inc.[a,b]	459,062	8,887,440
Cavco Industries Inc.[a]	150,999	11,969,691
Century Communities Inc.[a,b]	72,312	1,249,551
CSS Industries Inc.	160,943	4,448,465
Dixie Group Inc.[a,b]	254,158	2,330,629
Ethan Allen Interiors Inc.	429,104	13,289,351
Flexsteel Industries	84,609	2,728,640
Helen of Troy Ltd.[a,b]	487,550	31,720,003
Hovnanian Enterprises Inc. Class Aa,b	1,982,355	8,187,126
Installed Building Products Inc.[a,b]	146,605	2,612,501
iRobot Corp.[a,b]	503,066	17,466,452
KB Home	1,428,410	23,640,185
La-Z-Boy Inc.	892,731	23,960,900
LGI Homes Inc.[a,b]	247,371	3,690,775
Libbey Inc.[a]	364,995	11,475,443
Lifetime Brands Inc.	182,712	3,142,646
M.D.C. Holdings Inc.	665,500	17,615,785
M/I Homes Inc.[a,b]	415,813	9,547,066
Meritage Homes Corp.[a]	667,143	24,010,477
NACCO Industries Inc. Class A	78,137	4,638,212
New Home Co. Inc. (The)[a,b]	145,648	2,108,983
Ryland Group Inc. (The)	799,945	30,845,879
Skullcandy Inc.[a]	346,901	3,188,020
Standard-Pacific Corp.[a]	2,470,410	18,009,289
TRI Pointe Homes Inc.[a,b]	2,491,463	37,994,811
Turtle Beach Corp.[a,b]	118,883	379,237
UCP Inc.[a,b]	137,733	1,446,197
Universal Electronics Inc.[a,b]	271,560	17,659,547
WCI Communities Inc.[a,b]	198,910	3,894,658
William Lyon Homes Class Aa,b	301,715	6,115,763

		348,253,722
HOUSEHOLD PRODUCTS — 0.19%
Central Garden & Pet Co. Class Aa	736,524	7,033,804
Harbinger Group Inc.[a,b]	1,418,654	20,088,141
Oil-Dri Corp. of America	83,801	2,734,427
Orchids Paper Products Co.	136,866	3,984,169
WD-40 Co.	255,516	21,739,301

		55,579,842
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.41%
Abengoa Yield PLC	486,919	13,302,627

Security	Shares	Value

Atlantic Power Corp.[b]	2,058,416	$5,578,307
Dynegy Inc.[a]	2,090,442	63,444,915
Ormat Technologies Inc.[b]	301,140	8,184,985
Pattern Energy Group Inc.	673,526	16,609,151
TerraForm Power Inc.	392,919	12,133,339
Vivint Solar Inc.[a,b]	348,629	3,214,360

		122,467,684
INDUSTRIAL CONGLOMERATES — 0.05%
Raven Industries Inc.	621,906	15,547,650

		15,547,650
INSURANCE — 2.58%
Ambac Financial Group Inc.[a,b]	614,693	15,059,978
American Equity Investment Life Holding Co.	1,263,552	36,883,083
Amerisafe Inc.	317,622	13,454,468
AmTrust Financial Services Inc.[b]	512,228	28,812,825
Argo Group International Holdings Ltd.[b]	446,339	24,758,424
Atlas Financial Holdings Inc.[a,b]	200,958	3,279,635
Baldwin & Lyons Inc. Class B	159,049	4,100,283
Citizens Inc.[a,b]	749,065	5,692,894
CNO Financial Group Inc.	3,488,689	60,075,225
Crawford & Co. Class B	483,094	4,966,206
Donegal Group Inc. Class A	143,935	2,300,081
eHealth Inc.[a,b]	303,283	7,557,812
EMC Insurance Group Inc.	85,532	3,032,965
Employers Holdings Inc.	533,445	12,541,292
Enstar Group Ltd.[a]	145,485	22,243,202
FBL Financial Group Inc. Class A	164,250	9,531,427
Federated National Holding Co.	234,576	5,667,356
Fidelity & Guaranty Life	192,039	4,660,787
First American Financial Corp.	1,817,470	61,612,233
Global Indemnity PLC[a]	139,710	3,963,573
Greenlight Capital Re Ltd. Class Aa,b	483,554	15,788,038
Hallmark Financial Services Inc.[a]	246,237	2,977,005
HCI Group Inc.	153,219	6,625,190
Heritage Insurance Holdings Inc.[a,b]	116,881	2,270,998
Horace Mann Educators Corp.	694,714	23,050,611
Independence Holding Co.	136,019	1,897,465
Infinity Property and Casualty Corp.	196,511	15,182,440
Kansas City Life Insurance Co.	65,056	3,124,640
Kemper Corp.	792,494	28,616,958
Maiden Holdings Ltd.	849,901	10,870,234
Meadowbrook Insurance Group Inc.	853,081	7,217,065
Montpelier Re Holdings Ltd.[b]	624,052	22,353,543
National General Holdings Corp.	607,352	11,302,821
National Interstate Corp.	122,696	3,656,341
National Western Life Insurance Co. Class A	38,157	10,273,772
Navigators Group Inc. (The)[a]	178,206	13,069,628
OneBeacon Insurance Group Ltd. Class Ab	385,919	6,251,888
Phoenix Companies Inc. (The)[a]	97,062	6,684,660
Platinum Underwriters Holdings Ltd.	423,301	31,078,759
Primerica Inc.	929,014	50,408,300
RLI Corp.	730,754	36,099,248
Safety Insurance Group Inc.	221,929	14,205,675
Selective Insurance Group Inc.	958,792	26,050,379
State Auto Financial Corp.	259,584	5,767,956
State National Companies Inc.[b]	442,906	5,306,014
Stewart Information Services Corp.	365,110	13,523,674
Symetra Financial Corp.	1,285,213	29,624,160
Third Point Reinsurance Ltd.[a]	968,564	14,034,492

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

United Fire Group Inc.	353,629	$10,513,390
United Insurance Holdings Corp.	282,558	6,202,148
Universal Insurance Holdings Inc.	530,005	10,838,602

		775,059,843
INTERNET & CATALOG RETAIL — 0.55%
1-800-FLOWERS.COM Inc. Class Aa,b	422,588	3,482,125
Blue Nile Inc.[a,b]	206,430	7,433,544
Coupons.com Inc.[a,b]	204,761	3,634,508
EVINE Live Inc.[a,b]	725,466	4,780,821
FTD Companies Inc.[a,b]	321,846	11,206,678
Gaiam Inc. Class Aa	254,440	1,814,157
HSN Inc.	564,279	42,885,204
Lands’ End Inc.[a,b]	280,545	15,138,208
NutriSystem Inc.	488,951	9,558,992
Orbitz Worldwide Inc.[a,b]	886,247	7,293,813
Overstock.com Inc.[a]	197,149	4,784,806
PetMed Express Inc.[b]	344,046	4,943,941
RetailMeNot Inc.[a,b]	526,283	7,694,257
Shutterfly Inc.[a,b]	656,965	27,392,156
Travelport Worldwide Ltd.[b]	507,730	9,139,140
Wayfair Inc.[a,b]	214,107	4,250,024

		165,432,374
INTERNET SOFTWARE & SERVICES — 2.43%
Actua Corp.[a]	703,030	12,984,964
Aerohive Networks Inc.[a,b]	161,122	773,386
Amber Road Inc.[a,b]	150,925	1,542,454
Angie’s List Inc.[a,b]	744,867	4,640,521
Bankrate Inc.[a,b]	1,140,504	14,176,465
Bazaarvoice Inc.[a,b]	849,794	6,832,344
Benefitfocus Inc.[a,b]	83,731	2,749,726
Blucora Inc.[a,b]	717,860	9,942,361
Borderfree Inc.[a,b]	100,992	904,888
Brightcove Inc.[a,b]	545,108	4,240,940
Carbonite Inc.[a,b]	307,068	4,381,860
Care.com Inc.[a,b]	113,669	941,179
ChannelAdvisor Corp.[a,b]	352,248	7,601,512
Cimpress NVa,b	566,037	42,362,209
comScore Inc.[a,b]	591,048	27,442,359
Constant Contact Inc.[a,b]	535,639	19,657,951
Cornerstone OnDemand Inc.[a,b]	903,371	31,798,659
Cvent Inc.[a,b]	308,076	8,576,836
Dealertrack Technologies Inc.[a,b]	911,051	40,368,670
Demand Media Inc.[a,b]	156,615	958,484
Demandware Inc.[a,b]	512,232	29,473,829
Dice Holdings Inc.[a,b]	667,387	6,680,544
Digital River Inc.[a]	555,999	13,749,855
E2open Inc.[a,b]	400,348	3,847,344
EarthLink Holdings Corp.	1,740,507	7,640,826
Endurance International Group Holdings Inc.[a,b]	512,406	9,443,643
Envestnet Inc.[a,b]	580,575	28,529,455
Everyday Health Inc.[a,b]	128,053	1,888,782
Five9 Inc.[a,b]	206,253	924,013
Gogo Inc.[a,b]	953,908	15,768,099
GrubHub Inc.[a,b]	154,335	5,605,447
GTT Communications Inc.[a,b]	272,229	3,601,590
Internap Corp.[a,b]	922,490	7,343,020
IntraLinks Holdings Inc.[a]	674,183	8,022,778
j2 Global Inc.[b]	808,850	50,148,700
Limelight Networks Inc.[a]	1,049,062	2,905,902

Security	Shares	Value

Liquidity Services Inc.[a,b]	418,774	$3,421,384
LivePerson Inc.[a,b]	925,520	13,049,832
LogMeIn Inc.[a,b]	414,185	20,435,888
Marchex Inc. Class B	557,870	2,560,623
Marin Software Inc.[a,b]	456,243	3,859,816
Marketo Inc.[a,b]	437,716	14,322,068
Millennial Media Inc.[a,b]	1,277,359	2,043,774
Monster Worldwide Inc.[a,b]	1,545,976	7,142,409
NIC Inc.	1,112,072	20,006,175
OPOWER Inc.[a,b]	131,301	1,868,413
Perficient Inc.[a,b]	588,421	10,962,283
Q2 Holdings Inc.[a,b]	172,565	3,251,125
QuinStreet Inc.[a,b]	602,786	3,658,911
RealNetworks Inc.[a]	400,813	2,821,724
Reis Inc.[b]	143,994	3,768,323
Rightside Group Ltd.[a,b]	152,420	1,024,262
Rocket Fuel Inc.[a,b]	311,424	5,020,155
SciQuest Inc.[a,b]	471,779	6,817,207
Shutterstock Inc.[a,b]	259,634	17,940,709
SPS Commerce Inc.[a,b]	276,544	15,660,687
Stamps.com Inc.[a,b]	241,380	11,583,826
TechTarget Inc.[a,b]	281,083	3,195,914
Textura Corp.[a,b]	320,012	9,110,742
Travelzoo Inc.[a]	126,406	1,595,244
Tremor Video Inc.[a,b]	599,801	1,721,429
TrueCar Inc.[a,b]	131,685	3,015,586
Trulia Inc.[a,b]	629,570	28,979,107
Unwired Planet Inc.[a]	1,513,074	1,513,074
Web.com Group Inc.[a,b]	880,979	16,729,791
WebMD Health Corp.[a,b]	660,731	26,131,911
Wix.com Ltd.[a,b]	235,310	4,941,510
XO Group Inc.[a]	458,613	8,351,343
Xoom Corp.[a,b]	528,607	9,255,909
YuMe Inc.[a]	306,637	1,545,450
Zix Corp.[a,b]	1,012,319	3,644,348

		729,402,547
IT SERVICES — 2.47%
Acxiom Corp.[a,b]	1,312,282	26,599,956
Blackhawk Network Holdings Inc.[a,b]	894,203	34,695,076
CACI International Inc. Class Aa,b	399,342	34,415,294
Cardtronics Inc.[a,b]	758,471	29,261,811
Cass Information Systems Inc.	197,299	10,506,172
CIBER Inc.[a,b]	1,317,905	4,678,563
Computer Task Group Inc.	256,948	2,448,714
Convergys Corp.	1,724,906	35,136,335
CSG Systems International Inc.	582,012	14,591,041
Datalink Corp.[a,b]	341,013	4,399,068
EPAM Systems Inc.[a,b]	607,089	28,988,500
Euronet Worldwide Inc.[a,b]	866,621	47,577,493
EVERTEC Inc.	1,120,104	24,787,902
ExlService Holdings Inc.[a]	557,747	16,012,916
Forrester Research Inc.	185,644	7,306,948
Global Cash Access Inc.[a,b]	1,117,457	7,989,818
Hackett Group Inc. (The)	434,619	3,820,301
Heartland Payment Systems Inc.	609,071	32,859,380
Higher One Holdings Inc.[a]	576,526	2,427,175
iGATE Corp.[a,b]	627,519	24,774,450
Information Services Group Inc.[a,b]	552,448	2,331,331
Lionbridge Technologies Inc.[a]	1,098,755	6,317,841
Luxoft Holding Inc.[a]	135,330	5,211,558
ManTech International Corp. Class A	407,316	12,313,163

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

MAXIMUS Inc.	1,151,679	$63,158,076
ModusLink Global Solutions Inc.[a,b]	635,169	2,381,884
MoneyGram International Inc.[a,b]	502,530	4,567,998
NeuStar Inc. Class Aa,b	331,105	9,204,719
PRGX Global Inc.[a,b]	474,599	2,714,706
Sapient Corp.[a]	1,891,183	47,052,633
Science Applications International Corp.	675,944	33,479,506
ServiceSource International Inc.[a,b]	1,162,019	5,438,249
Sykes Enterprises Inc.[a]	672,441	15,782,190
Syntel Inc.[a]	529,337	23,809,578
TeleTech Holdings Inc.[a]	301,937	7,149,868
Unisys Corp.[a,b]	871,671	25,696,861
Virtusa Corp.[a,b]	443,690	18,488,562
WEX Inc.[a,b]	659,201	65,208,163

		743,583,799
LEISURE EQUIPMENT & PRODUCTS — 0.49%
Arctic Cat Inc.	219,197	7,781,493
Black Diamond Inc.[a,b]	386,329	3,380,379
Brunswick Corp.	1,577,203	80,847,426
Callaway Golf Co.	1,329,439	10,236,680
Escalade Inc.	174,772	2,637,309
JAKKS Pacific Inc.[a]	320,377	2,178,564
Johnson Outdoors Inc. Class A	86,020	2,683,824
LeapFrog Enterprises Inc.[a,b]	1,112,453	5,250,778
Malibu Boats Inc. Class Aa	145,008	2,794,304
Marine Products Corp.	184,658	1,558,514
Nautilus Inc.[a]	529,915	8,044,110
Smith & Wesson Holding Corp.[a,b]	941,258	8,913,713
Sturm Ruger & Co. Inc.[b]	331,067	11,464,850

		147,771,944
LIFE SCIENCES TOOLS & SERVICES — 0.51%
Accelerate Diagnostics Inc.[a,b]	389,172	7,468,211
Affymetrix Inc.[a,b]	1,240,001	12,238,810
Albany Molecular Research Inc.[a,b]	399,834	6,509,297
Cambrex Corp.[a]	524,414	11,337,831
Enzo Biochem Inc.[a]	599,358	2,661,149
Fluidigm Corp.[a,b]	479,057	16,158,593
Furiex Pharmaceuticals Inc.[b]	114,312	1,143,120
INC Research Holdings Inc.[a]	157,789	4,053,599
Luminex Corp.[a]	642,157	12,046,865
NanoString Technologies Inc.[a,b]	170,769	2,378,812
Pacific Biosciences of California Inc.[a,b]	977,409	7,662,887
PAREXEL International Corp.[a,b]	967,430	53,750,411
PRA Health Sciences Inc.[a,b]	330,440	8,003,257
Sequenom Inc.[a,b]	1,978,217	7,319,403

		152,732,245
MACHINERY — 3.03%
Accuride Corp.[a]	658,424	2,857,560
Actuant Corp. Class A	1,107,684	30,173,312
Alamo Group Inc.	114,057	5,524,921
Albany International Corp. Class A	480,376	18,249,484
Altra Industrial Motion Corp.	462,238	13,122,937
American Railcar Industries Inc.	162,356	8,361,334
ARC Group Worldwide Inc.[a,b]	51,695	524,187
Astec Industries Inc.	323,015	12,697,720
Barnes Group Inc.	921,347	34,099,052
Blount International Inc.[a]	840,734	14,771,696

Security	Shares	Value

Briggs & Stratton Corp.[b]	797,552	$16,286,012
Chart Industries Inc.[a,b]	519,909	17,780,888
CIRCOR International Inc.	301,177	18,154,950
CLARCOR Inc.	857,689	57,156,395
Columbus McKinnon Corp.	340,535	9,548,601
Commercial Vehicle Group Inc.[a,b]	462,688	3,081,502
Douglas Dynamics Inc.	378,457	8,110,334
Dynamic Materials Corp.	239,569	3,837,895
Energy Recovery Inc.[a,b]	657,771	3,466,453
EnPro Industries Inc.[a,b]	387,456	24,316,739
ESCO Technologies Inc.	453,167	16,721,862
ExOne Co. (The)[a,b]	168,705	2,834,244
Federal Signal Corp.	1,073,183	16,569,946
FreightCar America Inc.	205,632	5,410,178
Global Brass & Copper Holdings Inc.	368,393	4,848,052
Gorman-Rupp Co. (The)	323,160	10,379,899
Graham Corp.	171,250	4,926,862
Greenbrier Companies Inc. (The)[b]	470,584	25,284,478
Harsco Corp.	1,377,091	26,013,249
Hillenbrand Inc.	1,067,618	36,832,821
Hurco Companies Inc.	110,946	3,782,149
Hyster-Yale Materials Handling Inc.	175,878	12,874,270
John Bean Technologies Corp.	497,329	16,342,231
Kadant Inc.	190,074	8,114,259
L.B. Foster Co. Class A	175,971	8,546,911
Lindsay Corp.[b]	208,200	17,851,068
Lydall Inc.[a,b]	289,873	9,513,632
Manitex International Inc.[a,b]	239,456	3,043,486
Meritor Inc.[a]	1,668,866	25,283,320
Miller Industries Inc.	192,673	4,005,672
Mueller Industries Inc.	963,505	32,894,061
Mueller Water Products Inc. Class A	2,716,826	27,820,298
NN Inc.	301,164	6,191,932
Omega Flex Inc.	49,295	1,863,844
Proto Labs Inc.[a,b]	385,953	25,920,603
RBC Bearings Inc.	396,479	25,584,790
Rexnord Corp.[a,b]	1,277,171	36,028,994
Standex International Corp.	218,035	16,845,384
Sun Hydraulics Corp.	378,354	14,899,581
Tennant Co.	314,165	22,673,288
Titan International Inc.	747,845	7,949,592
TriMas Corp.[a,b]	771,373	24,136,261
Twin Disc Inc.	140,556	2,791,442
Wabash National Corp.[a,b]	1,171,258	14,476,749
Watts Water Technologies Inc. Class A	484,240	30,720,186
Woodward Inc.	1,127,844	55,523,760
Xerium Technologies Inc.[a]	185,151	2,921,683

		910,543,009
MARINE — 0.15%
Baltic Trading Ltd.[b]	853,545	2,142,398
International Shipholding Corp.	98,863	1,473,059
Knightsbridge Shipping Ltd.[b]	577,886	2,617,823
Matson Inc.	732,861	25,298,362
Navios Maritime Holdings Inc.	1,357,511	5,579,370
Safe Bulkers Inc.[b]	672,239	2,628,454
Scorpio Bulkers Inc.[a,b]	2,297,580	4,526,233
Ultrapetrol (Bahamas) Ltd.[a,b]	369,013	789,688

		45,055,387

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

MEDIA — 1.43%
A.H. Belo Corp. Class A	325,646	$3,380,205
AMC Entertainment Holdings Inc. Class A	357,775	9,366,550
Carmike Cinemas Inc.[a,b]	412,189	10,828,205
Central European Media Enterprises Ltd. Class Aa,b	1,206,540	3,872,993
Cinedigm Corp.[a,b]	1,296,139	2,099,745
Crown Media Holdings Inc. Class Aa,b	598,522	2,118,768
Cumulus Media Inc. Class Aa,b	2,463,487	10,420,550
Daily Journal Corp.[a,b]	18,575	4,885,411
Dex Media Inc.[a,b]	254,780	2,285,377
E.W. Scripps Co. (The) Class Aa,b	531,305	11,874,667
Entercom Communications Corp. Class Aa	422,703	5,140,069
Entravision Communications Corp. Class A	982,114	6,364,099
Eros International PLC[a]	382,430	8,092,219
Global Eagle Entertainment Inc.[a,b]	687,823	9,361,271
Global Sources Ltd.[a,b]	261,398	1,662,491
Gray Television Inc.[a,b]	842,270	9,433,424
Harte-Hanks Inc.	836,555	6,474,936
Hemisphere Media Group Inc.[a,b]	148,043	1,997,100
Journal Communications Inc. Class Aa	766,238	8,758,100
Lee Enterprises Inc.[a,b]	908,682	3,343,950
Loral Space & Communications Inc.[a]	223,189	17,567,206
Martha Stewart Living Omnimedia Inc. Class Aa,b	507,289	2,186,416
McClatchy Co. (The) Class Aa,b	1,065,174	3,536,378
MDC Partners Inc.	724,013	16,449,575
Media General Inc.[a,b]	926,238	15,495,962
Meredith Corp.	610,403	33,157,091
National CineMedia Inc.	1,038,667	14,925,645
New Media Investment Group Inc.	621,507	14,686,210
New York Times Co. (The) Class Ab	2,358,945	31,185,253
Nexstar Broadcasting Group Inc.	522,188	27,044,117
Radio One Inc. Class Da	391,060	653,070
ReachLocal Inc.[a,b]	223,214	767,856
Reading International Inc. Class Aa,b	292,949	3,884,504
Rentrak Corp.[a,b]	169,605	12,350,636
Saga Communications Inc. Class A	61,900	2,691,412
Salem Communications Corp. Class A	195,653	1,530,006
Scholastic Corp.	452,832	16,492,141
SFX Entertainment Inc.[a,b]	763,906	3,460,494
Sinclair Broadcast Group Inc. Class Ab	1,167,048	31,930,433
Sizmek Inc.[a]	376,636	2,357,741
Time Inc.[b]	1,875,042	46,144,784
Townsquare Media Inc.[a]	151,976	2,006,083
World Wrestling Entertainment Inc. Class Ab	509,641	6,288,970

		428,552,113
METALS & MINING — 1.01%
A.M. Castle & Co.[a,b]	331,164	2,642,689
AK Steel Holding Corp.[a,b]	3,014,002	17,903,172
Allied Nevada Gold Corp.[a,b]	2,146,662	1,867,596
Ampco-Pittsburgh Corp.	141,814	2,729,919
Century Aluminum Co.[a,b]	877,263	21,405,217
Coeur Mining Inc.[a,b]	1,768,769	9,038,410
Commercial Metals Co.	2,001,067	32,597,381
Gerber Scientific Inc. Escrow[a]	276,144	2,761
Globe Specialty Metals Inc.	1,089,377	18,769,966
Gold Resource Corp.	667,652	2,256,664
Handy & Harman Ltd.[a]	68,661	3,160,466
Haynes International Inc.	212,718	10,316,823
Hecla Mining Co.[b]	6,254,212	17,449,251
Horsehead Holding Corp.[a,b]	865,995	13,708,701

Security	Shares	Value

Kaiser Aluminum Corp.	307,565	$21,969,368
Materion Corp.	350,101	12,334,058
Molycorp Inc.[a,b]	3,146,709	2,770,992
Noranda Aluminium Holding Corp.	776,078	2,731,795
Olympic Steel Inc.	157,307	2,796,918
RTI International Metals Inc.[a,b]	524,211	13,241,570
Ryerson Holding Corp.[a,b]	189,285	1,879,600
Schnitzer Steel Industries Inc. Class A	447,837	10,103,203
Stillwater Mining Co.[a,b]	2,042,630	30,108,366
SunCoke Energy Inc.	1,129,998	21,854,161
Universal Stainless & Alloy Products Inc.[a,b]	121,138	3,046,621
Walter Energy Inc.[b]	1,130,954	1,560,717
Worthington Industries Inc.	877,481	26,403,403

		304,649,788
MULTI-UTILITIES — 0.40%
Avista Corp.	1,022,784	36,155,415
Black Hills Corp.	758,824	40,248,025
NorthWestern Corp.	798,161	45,159,949

		121,563,389
MULTILINE RETAIL — 0.17%
Bon-Ton Stores Inc. (The)[b]	249,420	1,848,202
Burlington Stores Inc.[a,b]	488,783	23,099,885
Fred’s Inc. Class A	626,488	10,907,156
Tuesday Morning Corp.[a,b]	741,983	16,101,031

		51,956,274
OIL, GAS & CONSUMABLE FUELS — 2.23%
Abraxas Petroleum Corp.[a,b]	1,585,426	4,661,152
Adams Resources & Energy Inc.	36,843	1,840,308
Alon USA Energy Inc.	449,511	5,695,304
Alpha Natural Resources Inc.[a,b]	3,785,720	6,322,152
American Eagle Energy Corp.[a,b]	514,297	320,201
Amyris Inc.[a,b]	475,873	980,298
Apco Oil and Gas International Inc.[a]	160,371	2,250,005
Approach Resources Inc.[a,b]	670,639	4,285,383
Arch Coal Inc.[b]	3,637,092	6,474,024
Ardmore Shipping Corp.	306,682	3,670,984
Bill Barrett Corp.[a,b]	847,104	9,648,515
Bonanza Creek Energy Inc.[a,b]	560,386	13,449,264
BPZ Resources Inc.[a,b]	2,015,908	582,597
Callon Petroleum Co.[a,b]	941,944	5,133,595
Carrizo Oil & Gas Inc.[a,b]	773,149	32,162,998
Clayton Williams Energy Inc.[a,b]	101,198	6,456,432
Clean Energy Fuels Corp.[a,b]	1,196,375	5,975,893
Cloud Peak Energy Inc.[a,b]	1,041,219	9,558,390
Comstock Resources Inc.[b]	817,314	5,565,908
Contango Oil & Gas Co.[a,b]	297,598	8,701,766
Delek US Holdings Inc.	1,012,085	27,609,679
DHT Holdings Inc.	1,578,721	11,540,451
Diamondback Energy Inc.[a,b]	712,472	42,591,576
Dorian LPG Ltd.[a]	129,472	1,798,366
Eclipse Resources Corp.[a,b]	517,004	3,634,538
Emerald Oil Inc.[a,b]	965,744	1,158,893
Energy XXI Ltd.[b]	1,599,740	5,215,152
Evolution Petroleum Corp.	333,200	2,475,676
EXCO Resources Inc.[b]	2,602,675	5,647,805
Frontline Ltd.[a,b]	1,157,703	2,905,835
FX Energy Inc.[a,b]	911,121	1,412,238

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

GasLog Ltd.[b]	716,199	$14,574,650
Gastar Exploration Inc.[a,b]	1,191,010	2,870,334
Goodrich Petroleum Corp.[a,b]	593,684	2,635,957
Green Plains Inc.	638,552	15,823,319
Halcon Resources Corp.[a,b]	4,459,129	7,937,250
Hallador Energy Co.	175,700	1,934,457
Harvest Natural Resources Inc.[a,b]	712,282	1,289,230
Isramco Inc.[a,b]	15,339	2,116,782
Jones Energy Inc. Class Aa,b	190,188	2,170,045
Magnum Hunter Resources Corp.[a,b]	3,395,404	10,661,569
Matador Resources Co.[a,b]	1,250,499	25,297,595
Midstates Petroleum Co. Inc.[a,b]	627,710	947,842
Miller Energy Resources Inc.[a,b]	513,905	642,381
Navios Maritime Acquisition Corp.	1,395,844	5,066,914
Nordic American Tankers Ltd.[b]	1,517,542	15,281,648
Northern Oil and Gas Inc.[a,b]	1,041,778	5,886,046
Pacific Ethanol Inc.[a,b]	414,334	4,280,070
Panhandle Oil and Gas Inc.	238,548	5,553,397
Parsley Energy Inc. Class Aa,b	905,522	14,452,131
PDC Energy Inc.[a,b]	610,448	25,193,189
Penn Virginia Corp.[a,b]	1,119,129	7,475,782
PetroCorp Inc. Escrow[a]	26,106	0
PetroQuest Energy Inc.[a]	1,000,584	3,742,184
Quicksilver Resources Inc.[a,b]	2,137,600	423,672
Renewable Energy Group Inc.[a,b]	593,852	5,766,303
Resolute Energy Corp.[a,b]	1,333,237	1,759,873
REX American Resources Corp.[a,b]	107,225	6,644,733
Rex Energy Corp.[a,b]	821,122	4,187,722
Ring Energy Inc.[a,b]	344,727	3,619,634
Rosetta Resources Inc.[a,b]	1,048,014	23,381,192
RSP Permian Inc.[a,b]	398,146	10,009,390
Sanchez Energy Corp.[a,b]	872,089	8,101,707
Scorpio Tankers Inc.	2,791,127	24,254,894
SemGroup Corp. Class A	724,791	49,568,457
Ship Finance International Ltd.[b]	1,004,925	14,189,541
Solazyme Inc.[a,b]	1,297,797	3,348,316
Stone Energy Corp.[a]	958,623	16,181,556
Swift Energy Co.[a,b]	743,255	3,010,183
Synergy Resources Corp.[a,b]	1,136,740	14,254,720
Teekay Tankers Ltd. Class A	1,061,776	5,372,587
TransAtlantic Petroleum Ltd.[a,b]	383,879	2,069,108
Triangle Petroleum Corp.[a,b]	1,154,073	5,516,469
VAALCO Energy Inc.[a,b]	851,854	3,884,454
Vertex Energy Inc.[a,b]	221,957	930,000
W&T Offshore Inc.	593,366	4,355,306
Warren Resources Inc.[a]	1,251,853	2,015,483
Western Refining Inc.	904,234	34,161,961
Westmoreland Coal Co.[a,b]	256,764	8,527,132

		671,092,543
PAPER & FOREST PRODUCTS — 0.76%
Boise Cascade Co.[a]	672,087	24,968,032
Clearwater Paper Corp.[a]	348,275	23,874,251
Deltic Timber Corp.	190,152	13,006,397
KapStone Paper and Packaging Corp.	1,438,102	42,150,770
Louisiana-Pacific Corp.[a]	2,399,638	39,738,005
Neenah Paper Inc.	282,647	17,035,135
P.H. Glatfelter Co.	734,783	18,788,401
Resolute Forest Products Inc.[a,b]	1,112,522	19,591,512
Schweitzer-Mauduit International Inc.	519,635	21,980,560
Wausau Paper Corp.	718,780	8,172,529

		229,305,592

Security	Shares	Value

PERSONAL PRODUCTS — 0.18%
Elizabeth Arden Inc.[a,b]	444,486	$9,507,555
Female Health Co. (The)[b]	367,417	1,440,275
IGI Laboratories Inc.[a,b]	552,921	4,865,705
Inter Parfums Inc.	285,831	7,846,061
Medifast Inc.[a,b]	206,574	6,930,558
Nature’s Sunshine Products Inc.	185,646	2,751,274
Nutraceutical International Corp.[a]	148,876	3,209,767
Revlon Inc. Class Aa	193,119	6,596,945
Synutra International Inc.[a,b]	302,542	1,839,455
USANA Health Sciences Inc.[a,b]	97,453	9,997,703

		54,985,298
PHARMACEUTICALS — 1.99%
AcelRx Pharmaceuticals Inc.[a,b]	428,376	2,882,971
Achaogen Inc.[a,b]	116,583	1,521,408
Aerie Pharmaceuticals Inc.[a,b]	178,409	5,207,759
Akorn Inc.[a,b]	1,059,896	38,368,235
Alimera Sciences Inc.[a,b]	444,773	2,464,042
Amphastar Pharmaceuticals Inc.[a,b]	157,519	1,828,796
Ampio Pharmaceuticals Inc.[a,b]	703,444	2,412,813
ANI Pharmaceuticals Inc.[a,b]	116,902	6,592,104
Aratana Therapeutics Inc.[a,b]	492,596	8,778,061
Auxilium Pharmaceuticals Inc.[a,b]	856,956	29,466,432
AVANIR Pharmaceuticals Inc. Class Aa,b	3,278,935	55,577,948
Bio-Path Holdings Inc.[a,b]	1,276,883	3,396,509
BioDelivery Sciences International Inc.[a,b]	718,022	8,630,624
Catalent Inc.[a,b]	833,582	23,240,266
Cempra Inc.[a,b]	420,105	9,876,669
Corcept Therapeutics Inc.[a,b]	921,930	2,765,790
Depomed Inc.[a,b]	989,943	15,947,982
Dermira Inc.[a]	132,203	2,394,196
Egalet Corp.[a,b]	66,699	379,517
Endocyte Inc.[a,b]	644,168	4,051,817
Horizon Pharma PLC[a]	1,109,515	14,301,648
Impax Laboratories Inc.[a,b]	1,191,049	37,732,432
Intersect ENT Inc.[a,b]	99,364	1,843,202
Intra-Cellular Therapies Inc.[a]	295,913	5,222,864
Lannett Co. Inc.[a,b]	438,836	18,817,288
Medicines Co. (The)[a,b]	1,108,592	30,674,741
Nektar Therapeutics[a,b]	2,158,164	33,451,542
Omeros Corp.[a,b]	576,986	14,297,713
Pacira Pharmaceuticals Inc.[a,b]	606,572	53,778,674
Pain Therapeutics Inc.[a]	643,510	1,306,325
Pernix Therapeutics Holdings Inc.[a,b]	573,588	5,385,991
Phibro Animal Health Corp.	252,017	7,951,136
POZEN Inc.[a,b]	469,225	3,753,800
Prestige Brands Holdings Inc.[a,b]	880,586	30,573,946
Relypsa Inc.[a]	287,588	8,857,710
Repros Therapeutics Inc.[a,b]	405,626	4,044,091
Revance Therapeutics Inc.[a,b]	145,620	2,466,803
Sagent Pharmaceuticals Inc.[a,b]	373,634	9,381,950
SciClone Pharmaceuticals Inc.[a,b]	878,568	7,696,256
Sucampo Pharmaceuticals Inc. Class Aa,b	307,859	4,396,227
Supernus Pharmaceuticals Inc.[a,b]	507,371	4,211,179
Tetraphase Pharmaceuticals Inc.[a,b]	445,138	17,676,430
TherapeuticsMD Inc.[a,b]	1,836,111	8,170,694
Theravance Biopharma Inc.[a]	401,938	5,996,915
Theravance Inc.[b]	1,404,976	19,880,410
VIVUS Inc.[a,b]	1,528,409	4,401,818
XenoPort Inc.[a,b]	994,760	8,724,045

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

Zogenix Inc.[a,b]	2,079,788	$2,849,310
ZS Pharma Inc.[a,b]	116,694	4,850,970

		598,480,049
PROFESSIONAL SERVICES — 1.38%
Acacia Research Corp.	854,597	14,476,873
Advisory Board Co. (The)[a,b]	624,036	30,565,283
Barrett Business Services Inc.	122,230	3,349,102
CBIZ Inc.[a,b]	715,817	6,127,394
CDI Corp.	242,996	4,303,459
Corporate Executive Board Co. (The)	574,658	41,679,945
Corporate Resource Services Inc.[a]	296,929	356,315
CRA International Inc.[a]	163,492	4,957,077
Exponent Inc.	223,251	18,418,207
Franklin Covey Co.[a]	190,435	3,686,822
FTI Consulting Inc.[a,b]	696,662	26,912,053
GP Strategies Corp.[a,b]	222,176	7,538,432
Heidrick & Struggles International Inc.	313,351	7,222,741
Hill International Inc.[a]	511,186	1,962,954
Huron Consulting Group Inc.[a,b]	401,583	27,464,261
ICF International Inc.[a]	339,109	13,896,687
Insperity Inc.	385,197	13,054,326
Kelly Services Inc. Class A	465,435	7,921,704
Kforce Inc.	424,221	10,236,453
Korn/Ferry International[a]	848,229	24,395,066
Mistras Group Inc.[a]	278,864	5,111,577
Navigant Consulting Inc.[a,b]	839,434	12,902,101
On Assignment Inc.[a,b]	923,322	30,645,057
Paylocity Holding Corp.[a,b]	145,490	3,798,744
Pendrell Corp.[a]	2,842,850	3,923,133
Resources Connection Inc.	664,525	10,931,436
RPX Corp.[a,b]	903,717	12,453,220
TriNet Group Inc.[a,b]	267,185	8,357,547
TrueBlue Inc.[a]	704,340	15,671,565
VSE Corp.	70,715	4,660,118
WageWorks Inc.[a,b]	596,854	38,538,863

		415,518,515
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.00%
Acadia Realty Trust[b]	1,092,663	34,997,996
AG Mortgage Investment Trust Inc.[b]	487,109	9,045,614
Agree Realty Corp.	298,566	9,282,417
Alexander’s Inc.[b]	35,868	15,680,772
Altisource Residential Corp.[b]	974,477	18,904,854
American Assets Trust Inc.	490,516	19,527,442
American Capital Mortgage Investment Corp.	872,809	16,443,722
American Realty Capital Healthcare Trust Inc.	2,877,834	34,246,225
American Residential Properties Inc.[a,b]	550,049	9,664,361
AmREIT Inc.[b]	334,963	8,889,918
Anworth Mortgage Asset Corp.	1,937,190	10,170,247
Apollo Commercial Real Estate Finance Inc.[b]	783,842	12,823,655
Apollo Residential Mortgage Inc.	544,960	8,594,019
Ares Commercial Real Estate Corp.[b]	493,188	5,661,798
Armada Hoffler Properties Inc.[b]	431,993	4,099,614
ARMOUR Residential REIT Inc.[b]	6,091,335	22,416,113
Ashford Hospitality Prime Inc.	337,447	5,790,591
Ashford Hospitality Trust Inc.	1,194,064	12,513,791
Associated Estates Realty Corp.[b]	981,904	22,789,992
Aviv REIT Inc.[b]	336,899	11,616,278
Campus Crest Communities Inc.[b]	1,112,096	8,129,422
Capstead Mortgage Corp.[b]	1,633,737	20,062,290

Security	Shares	Value

CareTrust REIT Inc.	341,188	$4,206,848
CatchMark Timber Trust Inc. Class Ab	323,238	3,659,054
Cedar Realty Trust Inc.	1,359,729	9,980,411
Chambers Street Properties[b]	4,028,328	32,468,324
Chatham Lodging Trust	579,218	16,779,945
Chesapeake Lodging Trust[b]	932,894	34,712,986
Colony Financial Inc.[b]	1,825,648	43,486,935
CorEnergy Infrastructure Trust Inc.[b]	792,073	5,132,633
CoreSite Realty Corp.	357,471	13,959,243
Cousins Properties Inc.	3,741,720	42,730,442
CubeSmart[b]	2,756,812	60,842,841
CyrusOne Inc.	561,371	15,465,771
CYS Investments Inc.[b]	2,763,576	24,098,383
DCT Industrial Trust Inc.[b]	1,399,091	49,891,585
DiamondRock Hospitality Co.	3,328,204	49,490,393
DuPont Fabros Technology Inc.[b]	1,084,024	36,032,958
Dynex Capital Inc.	928,903	7,663,450
EastGroup Properties Inc.[b]	532,042	33,688,899
Education Realty Trust Inc.[b]	550,403	20,139,246
Empire State Realty Trust Inc. Class Ab	1,562,376	27,466,570
EPR Properties[b]	972,189	56,027,252
Equity One Inc.	1,047,741	26,570,712
Excel Trust Inc.[b]	1,043,398	13,971,099
FelCor Lodging Trust Inc.	2,118,255	22,919,519
First Industrial Realty Trust Inc.[b]	1,872,496	38,498,518
First Potomac Realty Trust[b]	1,006,010	12,434,284
Franklin Street Properties Corp.	1,534,396	18,827,039
GEO Group Inc. (The)	1,234,738	49,834,026
Getty Realty Corp.	439,355	8,000,655
Gladstone Commercial Corp.	322,244	5,532,929
Glimcher Realty Trust	2,466,156	33,884,983
Government Properties Income Trust[b]	1,049,307	24,144,554
Gramercy Property Trust Inc.[b]	3,173,254	21,895,453
Hannon Armstrong Sustainable Infrastructure Capital Inc.	448,694	6,384,916
Hatteras Financial Corp.	1,645,567	30,327,800
Healthcare Realty Trust Inc.	1,633,218	44,619,516
Hersha Hospitality Trust[b]	3,421,636	24,054,101
Highwoods Properties Inc.[b]	1,533,074	67,884,517
Hudson Pacific Properties Inc.	936,384	28,147,703
Inland Real Estate Corp.[b]	1,489,753	16,312,795
Invesco Mortgage Capital Inc.	2,092,314	32,347,174
Investors Real Estate Trust[b]	1,906,815	15,578,679
iStar Financial Inc.[a,b]	1,447,836	19,762,961
Kite Realty Group Trust[b]	561,200	16,128,888
LaSalle Hotel Properties[b]	1,898,555	76,834,521
Lexington Realty Trust[b]	3,496,113	38,387,321
LTC Properties Inc.	593,791	25,633,957
Mack-Cali Realty Corp.[b]	1,511,837	28,815,613
Medical Properties Trust Inc.[b]	2,932,030	40,403,373
Monmouth Real Estate Investment Corp. Class Ab	955,756	10,580,219
National Health Investors Inc.[b]	637,955	44,631,332
New Residential Investment Corp.	2,396,141	30,598,721
New York Mortgage Trust Inc.[b]	1,788,314	13,787,901
New York REIT Inc.[b]	2,765,292	29,284,442
One Liberty Properties Inc.[b]	208,749	4,941,089
Owens Realty Mortgage Inc.	188,180	2,756,837
Parkway Properties Inc.	1,342,273	24,684,400
Pebblebrook Hotel Trust[b]	1,216,033	55,487,586
Pennsylvania Real Estate Investment Trust[b]	1,172,227	27,500,445
PennyMac Mortgage Investment Trust[b,c]	880,631	18,572,508
Physicians Realty Trust[b]	807,875	13,410,725
Potlatch Corp.	692,164	28,980,907
PS Business Parks Inc.	331,802	26,391,531

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

QTS Realty Trust Inc. Class Ab	204,361	$6,915,576
RAIT Financial Trust[b]	1,267,646	9,722,845
Ramco-Gershenson Properties Trust[b]	1,317,175	24,683,859
Redwood Trust Inc.[b]	1,414,807	27,871,698
Resource Capital Corp.[b]	2,211,878	11,147,865
Retail Opportunity Investments Corp.[b]	1,539,114	25,841,724
Rexford Industrial Realty Inc.	782,718	12,296,500
RLJ Lodging Trust[b]	2,226,549	74,656,188
Rouse Properties Inc.[b]	634,323	11,747,662
Ryman Hospitality Properties Inc.[b]	738,624	38,955,030
Sabra Health Care REIT Inc.	923,659	28,051,524
Saul Centers Inc.[b]	166,932	9,546,841
Select Income REIT[b]	625,856	15,277,145
Silver Bay Realty Trust Corp.[b]	558,758	9,253,032
Sovran Self Storage Inc.	561,006	48,930,943
STAG Industrial Inc.[b]	966,110	23,669,695
Starwood Waypoint Residential Trust[b]	667,431	17,600,155
STORE Capital Corp.[b]	535,199	11,565,650
Strategic Hotels & Resorts Inc.[a,b]	4,551,602	60,217,694
Summit Hotel Properties Inc.[b]	1,458,990	18,149,836
Sun Communities Inc.[b]	816,583	49,370,608
Sunstone Hotel Investors Inc.[b]	3,494,812	57,699,346
Terreno Realty Corp.[b]	729,055	15,040,405
Trade Street Residential Inc.[b]	314,702	2,420,058
UMH Properties Inc.	352,555	3,366,900
Universal Health Realty Income Trust[b]	166,052	7,990,422
Urstadt Biddle Properties Inc. Class A	384,380	8,410,234
Washington Real Estate Investment Trust[b]	1,132,400	31,322,184
Western Asset Mortgage Capital Corp.[b]	714,238	10,499,299
Whitestone REIT Class B	381,207	5,760,038

		2,707,002,505
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.43%
Alexander & Baldwin Inc.	828,286	32,518,508
Altisource Asset Management Corp.[a]	23,974	7,434,817
Altisource Portfolio Solutions SAa,b	227,943	7,702,194
AV Homes Inc.[a,b]	191,462	2,789,601
Consolidated-Tomoka Land Co.	73,505	4,101,579
Forestar Group Inc.[a,b]	598,589	9,218,271
Kennedy-Wilson Holdings Inc.	1,220,546	30,879,814
Marcus & Millichap Inc.[a,b]	136,074	4,524,461
RE/MAX Holdings Inc. Class A	181,115	6,203,189
St. Joe Co. (The)[a,b]	862,737	15,865,733
Tejon Ranch Co.[a,b]	230,101	6,778,775

		128,016,942
ROAD & RAIL — 0.76%
ArcBest Corp.	443,518	20,565,930
Celadon Group Inc.	355,772	8,072,467
FRP Holdings Inc.[a,b]	114,920	4,506,013
Heartland Express Inc.	927,069	25,040,134
Knight Transportation Inc.	1,015,244	34,173,113
Marten Transport Ltd.	408,370	8,926,968
P.A.M. Transportation Services Inc.[a,b]	54,587	2,829,790
Quality Distribution Inc.[a]	472,109	5,023,240
Roadrunner Transportation Systems Inc.[a,b]	476,290	11,121,371
Saia Inc.[a,b]	420,674	23,288,513
Swift Transportation Co.[a,b]	1,446,034	41,399,953
Universal Truckload Services Inc.	111,332	3,174,075
USA Truck Inc.[a,b]	106,109	3,013,495
Werner Enterprises Inc.	762,293	23,745,427

Security	Shares	Value

YRC Worldwide Inc.[a,b]	534,026	$12,010,245

		226,890,734
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.93%
Advanced Energy Industries Inc.[a,b]	699,872	16,586,966
Alpha & Omega Semiconductor Ltd.[a]	366,790	3,246,092
Ambarella Inc.[a,b]	491,329	24,920,207
Amkor Technology Inc.[a]	1,454,703	10,328,391
Applied Micro Circuits Corp.[a,b]	1,331,604	8,682,058
Audience Inc.[a,b]	236,799	1,041,916
Axcelis Technologies Inc.[a,b]	1,905,325	4,877,632
Brooks Automation Inc.	1,135,630	14,479,283
Cabot Microelectronics Corp.[a]	411,456	19,470,098
Cascade Microtech Inc.[a]	216,553	3,163,839
Cavium Inc.[a,b]	898,873	55,568,329
CEVA Inc.[a,b]	356,275	6,462,829
Cirrus Logic Inc.[a]	1,058,317	24,944,532
Cohu Inc.	436,083	5,189,388
Cypress Semiconductor Corp.[b]	2,681,516	38,292,048
Diodes Inc.[a]	622,032	17,149,422
DSP Group Inc.[a]	375,935	4,086,413
Entegris Inc.[a]	2,372,833	31,345,124
Entropic Communications Inc.[a,b]	1,513,437	3,828,996
Exar Corp.[a,b]	672,609	6,860,612
Fairchild Semiconductor International Inc.[a,b]	2,123,784	35,849,474
FormFactor Inc.[a]	945,540	8,131,644
Inphi Corp.[a,b]	531,665	9,825,169
Integrated Device Technology Inc.[a,b]	2,271,525	44,521,890
Integrated Silicon Solution Inc.	513,559	8,509,673
International Rectifier Corp.[a,b]	1,212,096	48,362,630
Intersil Corp. Class A	2,188,575	31,668,680
IXYS Corp.	415,210	5,231,646
Kopin Corp.[a,b]	1,142,590	4,136,176
Lattice Semiconductor Corp.[a,b]	1,999,703	13,777,954
M/A-COM Technology Solutions Holdings Inc.[a,b]	204,735	6,404,111
MaxLinear Inc. Class Aa	472,400	3,500,484
Micrel Inc.	758,469	11,005,385
Microsemi Corp.[a,b]	1,615,035	45,834,693
MKS Instruments Inc.	909,956	33,304,390
Monolithic Power Systems Inc.	656,073	32,633,071
Nanometrics Inc.[a,b]	411,429	6,920,236
NVE Corp.[a,b]	82,560	5,844,422
OmniVision Technologies Inc.[a]	956,402	24,866,452
PDF Solutions Inc.[a,b]	522,200	7,759,892
Pericom Semiconductor Corp.[a]	378,962	5,131,145
Photronics Inc.[a,b]	1,057,697	8,789,462
PMC-Sierra Inc.[a]	2,956,473	27,081,293
Power Integrations Inc.	518,733	26,839,245
QuickLogic Corp.[a,b]	936,285	2,939,935
Rambus Inc.[a,b]	1,940,149	21,516,252
RF Micro Devices Inc.[a,b]	4,867,041	80,744,210
Rubicon Technology Inc.[a,b]	442,459	2,022,038
Rudolph Technologies Inc.[a,b]	572,960	5,861,381
Semtech Corp.[a,b]	1,142,538	31,499,773
Silicon Image Inc.[a]	1,332,643	7,356,189
Silicon Laboratories Inc.[a,b]	738,708	35,177,275
Spansion Inc. Class Aa	1,026,233	35,117,693
Synaptics Inc.[a,b]	612,547	42,167,735
Tessera Technologies Inc.	911,537	32,596,563
TriQuint Semiconductor Inc.[a]	2,904,855	80,028,755
Ultra Clean Holdings Inc.[a]	499,781	4,637,968
Ultratech Inc.[a]	481,210	8,931,258

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

Veeco Instruments Inc.[a,b]	682,957	$23,821,540
Vitesse Semiconductor Corp.[a]	961,517	3,634,534
Xcerra Corp.[a,b]	908,221	8,319,304

		1,182,825,795
SOFTWARE — 4.24%
A10 Networks Inc.[a,b]	215,250	938,490
ACI Worldwide Inc.[a,b]	1,934,482	39,018,502
Actuate Corp.[a]	786,352	5,189,923
Advent Software Inc.	877,701	26,892,759
American Software Inc./GA Class A	427,554	3,895,017
Aspen Technology Inc.[a,b]	1,566,308	54,852,106
AVG Technologies[a,b]	596,440	11,773,726
Barracuda Networks Inc.[a,b]	134,693	4,827,397
Blackbaud Inc.	784,609	33,942,185
Bottomline Technologies Inc.[a,b]	671,850	16,984,368
BroadSoft Inc.[a,b]	487,613	14,150,529
Callidus Software Inc.[a,b]	827,923	13,519,983
CommVault Systems Inc.[a]	802,420	41,477,090
Comverse Inc.[a]	385,413	7,238,056
Covisint Corp.[a,b]	669,192	1,773,359
Cyan Inc.[a,b]	464,571	1,161,428
Digimarc Corp.	111,726	3,033,361
Ebix Inc.[b]	521,062	8,852,843
Ellie Mae Inc.[a,b]	479,645	19,339,286
EnerNOC Inc.[a,b]	459,925	7,105,841
EPIQ Systems Inc.	528,251	9,022,527
ePlus Inc.[a]	88,584	6,704,923
Fair Isaac Corp.	546,648	39,522,650
FleetMatics Group PLC[a]	636,881	22,602,907
Gigamon Inc.[a]	411,504	7,295,966
Globant SAa,b	113,873	1,778,696
Glu Mobile Inc.[a,b]	1,541,973	6,013,695
Guidance Software Inc.[a,b]	302,064	2,189,964
Guidewire Software Inc.[a,b]	1,155,918	58,524,128
HubSpot Inc.[a]	97,303	3,270,354
Imperva Inc.[a,b]	377,257	18,647,814
Infoblox Inc.[a,b]	919,466	18,582,408
Interactive Intelligence Group Inc.[a,b]	285,381	13,669,750
Jive Software Inc.[a,b]	722,401	4,356,078
Kofax Ltd.[a]	1,262,965	8,878,644
Manhattan Associates Inc.[a,b]	1,289,057	52,490,401
Mavenir Systems Inc.[a,b]	197,107	2,672,771
Mentor Graphics Corp.	1,646,192	36,084,529
MicroStrategy Inc. Class Aa,b	154,747	25,130,913
MobileIron Inc.[a,b]	211,860	2,110,126
Model N Inc.[a,b]	335,962	3,567,916
Monotype Imaging Holdings Inc.	674,375	19,442,231
NetScout Systems Inc.[a,b]	621,612	22,713,702
Park City Group Inc.[a,b]	161,329	1,455,188
Paycom Software Inc.[a,b]	110,435	2,907,754
Pegasystems Inc.	604,336	12,552,059
Progress Software Corp.[a]	876,110	23,672,492
Proofpoint Inc.[a,b]	630,703	30,418,806
PROS Holdings Inc.[a,b]	403,087	11,076,831
QAD Inc. Class A	103,825	2,348,522
QLIK Technologies Inc.[a,b]	1,524,523	47,092,515
Qualys Inc.[a,b]	342,274	12,920,844
Rally Software Development Corp.[a,b]	431,214	4,902,903
RealPage Inc.[a,b]	883,692	19,405,876
Rosetta Stone Inc.[a,b]	360,491	3,518,392
Rubicon Project Inc. (The)[a,b]	134,104	2,164,439

Security	Shares	Value

Sapiens International Corp.[a]	415,690	$3,063,635
SeaChange International Inc.[a,b]	560,706	3,577,304
Silver Spring Networks Inc.[a,b]	603,680	5,089,022
SS&C Technologies Holdings Inc.	1,158,677	67,771,018
Synchronoss Technologies Inc.[a,b]	601,674	25,186,074
Take-Two Interactive Software Inc.[a,b]	1,419,242	39,781,353
Tangoe Inc.[a,b]	662,809	8,636,401
TeleCommunication Systems Inc.[a]	826,570	2,578,898
TeleNav Inc.[a,b]	476,285	3,176,821
TiVo Inc.[a,b]	1,751,108	20,733,119
TubeMogul Inc.[a,b]	59,395	1,339,357
Tyler Technologies Inc.[a,b]	561,536	61,454,500
Ultimate Software Group Inc. (The)[a,b]	482,230	70,798,597
Varonis Systems Inc.[a,b]	90,524	2,971,903
Vasco Data Security International Inc.[a,b]	500,640	14,123,054
Verint Systems Inc.[a,b]	1,017,429	59,295,762
VirnetX Holding Corp.[a,b]	729,101	4,002,764
Vringo Inc.[a,b]	1,205,604	663,203
Yodlee Inc.[a,b]	118,670	1,447,774
Zendesk Inc.[a,b]	192,828	4,699,218

		1,276,065,740
SPECIALTY RETAIL — 3.32%
Aeropostale Inc.[a,b]	1,340,606	3,110,206
America’s Car-Mart Inc.[a]	132,303	7,062,334
American Eagle Outfitters Inc.	3,306,098	45,888,640
ANN INC.[a,b]	798,414	29,126,143
Asbury Automotive Group Inc.[a,b]	521,280	39,575,578
Barnes & Noble Inc.[a,b]	700,051	16,255,184
bebe stores inc.	541,538	1,185,968
Big 5 Sporting Goods Corp.	313,808	4,591,011
Boot Barn Holdings Inc.[a]	97,807	1,780,087
Brown Shoe Co. Inc.	744,698	23,942,041
Buckle Inc. (The)[b]	480,890	25,256,343
Build-A-Bear Workshop Inc.[a,b]	209,298	4,206,890
Cato Corp. (The) Class A	467,781	19,731,003
Children’s Place Inc. (The)	376,090	21,437,130
Christopher & Banks Corp.[a]	626,856	3,579,348
Citi Trends Inc.[a]	267,947	6,765,662
Conn’s Inc.[a,b]	473,283	8,845,659
Container Store Group Inc. (The)[a,b]	293,023	5,605,530
Destination Maternity Corp.	233,326	3,721,550
Destination XL Group Inc.[a,b]	598,388	3,267,198
Express Inc.[a]	1,437,385	21,115,186
Finish Line Inc. (The) Class A	823,008	20,007,324
Five Below Inc.[a,b]	922,428	37,662,735
Francesca’s Holdings Corp.[a,b]	717,658	11,984,889
Genesco Inc.[a,b]	408,924	31,331,757
Group 1 Automotive Inc.	411,624	36,889,743
Guess? Inc.	1,048,464	22,101,621
Haverty Furniture Companies Inc.	344,961	7,592,592
hhgregg Inc.[a,b]	212,100	1,605,597
Hibbett Sports Inc.[a,b]	441,798	21,396,277
Kirkland’s Inc.[a,b]	248,802	5,881,679
Lithia Motors Inc. Class A	387,996	33,635,373
Lumber Liquidators Holdings Inc.[a,b]	467,686	31,012,259
MarineMax Inc.[a,b]	421,765	8,456,388
Mattress Firm Holding Corp.[a,b]	255,831	14,858,664
Men’s Wearhouse Inc. (The)	815,206	35,991,345
Monro Muffler Brake Inc.[b]	537,239	31,052,414
New York & Co. Inc.[a,b]	504,772	1,332,598
Office Depot Inc.[a,b]	9,095,538	77,994,238

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

Outerwall Inc.[a,b]	322,772	$24,278,910
Pacific Sunwear of California Inc.[a,b]	839,074	1,829,181
Pep Boys — Manny, Moe & Jack (The)[a]	904,204	8,879,283
Pier 1 Imports Inc.	1,612,504	24,832,562
Rent-A-Center Inc.	897,243	32,587,866
Restoration Hardware Holdings Inc.[a,b]	530,206	50,905,078
Sears Hometown and Outlet Stores Inc.[a,b]	204,975	2,695,421
Select Comfort Corp.[a,b]	925,605	25,019,103
Shoe Carnival Inc.	260,093	6,681,789
Sonic Automotive Inc. Class A	680,148	18,391,202
Sportsman’s Warehouse Holdings Inc.[a,b]	164,799	1,206,329
Stage Stores Inc.	538,755	11,152,228
Stein Mart Inc.	472,706	6,910,962
Systemax Inc.[a]	197,353	2,664,265
Tile Shop Holdings Inc. (The)[a,b]	484,065	4,298,497
Tilly’s Inc. Class Aa,b	185,314	1,795,693
Vitamin Shoppe Inc.[a,b]	524,954	25,502,265
West Marine Inc.[a]	298,627	3,858,261
Winmark Corp.	40,405	3,512,003
Zumiez Inc.[a,b]	352,736	13,626,192

		997,463,274
TEXTILES, APPAREL & LUXURY GOODS — 0.99%
Columbia Sportswear Co.	468,538	20,868,682
Crocs Inc.[a]	1,408,348	17,590,266
Culp Inc.	152,659	3,309,647
G-III Apparel Group Ltd.[a,b]	327,180	33,048,452
Iconix Brand Group Inc.[a,b]	820,421	27,722,026
Movado Group Inc.	312,903	8,877,058
Oxford Industries Inc.	248,249	13,705,827
Perry Ellis International Inc.[a]	206,145	5,345,340
Quiksilver Inc.[a,b]	2,319,746	5,126,639
Sequential Brands Group Inc.[a,b]	286,441	3,743,784
SKECHERS U.S.A. Inc. Class Aa,b	664,539	36,715,780
Steven Madden Ltd.[a,b]	990,403	31,524,527
Tumi Holdings Inc.[a,b]	864,101	20,505,117
Unifi Inc.[a]	249,272	7,410,856
Vera Bradley Inc.[a,b]	370,266	7,546,021
Vince Holding Corp.[a,b]	190,441	4,978,128
Wolverine World Wide Inc.	1,725,042	50,836,988

		298,855,138
THRIFTS & MORTGAGE FINANCE — 1.82%
Anchor BanCorp Wisconsin Inc.[a]	111,626	3,844,399
Astoria Financial Corp.	1,477,254	19,736,113
Bank Mutual Corp.	794,843	5,452,623
BankFinancial Corp.	318,117	3,772,868
BBX Capital Corp.[a]	130,128	2,140,606
Beneficial Mutual Bancorp Inc.[a]	498,853	6,120,926
Berkshire Hills Bancorp Inc.	426,859	11,380,061
BofI Holding Inc.[a,b]	242,232	18,848,072
Brookline Bancorp Inc.	1,208,753	12,123,793
Capitol Federal Financial Inc.	2,440,194	31,185,679
Charter Financial Corp.	293,316	3,358,468
Clifton Bancorp Inc.	449,451	6,108,039
Dime Community Bancshares Inc.	556,776	9,064,313
ESB Financial Corp.	221,762	4,200,172
Essent Group Ltd.[a,b]	758,280	19,495,379
EverBank Financial Corp.	1,553,718	29,613,865
Federal Agricultural Mortgage Corp. Class C NVS	179,708	5,452,341
First Defiance Financial Corp.	164,988	5,619,491

Security	Shares	Value

First Financial Northwest Inc.	237,916	$2,864,509
Flagstar Bancorp Inc.[a,b]	350,036	5,506,066
Fox Chase Bancorp Inc.	210,542	3,509,735
Franklin Financial Corp.[a,b]	165,623	3,507,895
Home Loan Servicing Solutions Ltd.[b]	1,211,162	23,641,882
HomeStreet Inc.	257,615	4,485,077
Kearny Financial Corp.[a,b]	239,521	3,293,414
Ladder Capital Corp. Class Aa	260,400	5,106,444
Meridian Bancorp Inc.[a]	351,640	3,945,401
Meta Financial Group Inc.	105,365	3,691,990
MGIC Investment Corp.[a]	5,757,786	53,662,566
NMI Holdings Inc. Class Aa	866,716	7,913,117
Northfield Bancorp Inc	860,610	12,737,028
Northwest Bancshares Inc.	1,614,784	20,233,244
OceanFirst Financial Corp.	228,229	3,911,845
Oritani Financial Corp.	777,647	11,975,764
PennyMac Financial Services Inc. Class Aa,c	224,219	3,878,989
Provident Financial Services Inc.	1,028,457	18,573,933
Radian Group Inc.	3,248,684	54,317,997
Stonegate Mortgage Corp.[a,b]	250,238	2,992,846
Territorial Bancorp Inc.	149,632	3,224,570
Tree.com Inc.[a]	110,655	5,349,063
TrustCo Bank Corp. NYb	1,608,316	11,676,374
United Community Financial Corp.	876,339	4,705,940
United Financial Bancorp Inc.	901,895	12,951,212
Walker & Dunlop Inc.[a,b]	314,589	5,517,891
Washington Federal Inc.	1,722,703	38,157,871
Waterstone Financial Inc.	584,262	7,683,045
WSFS Financial Corp.	152,246	11,706,195

		548,239,111
TOBACCO — 0.16%
22nd Century Group Inc.[a,b]	778,919	1,285,216
Alliance One International Inc.[a]	1,502,712	2,374,285
Universal Corp.	395,470	17,392,771
Vector Group Ltd.[b]	1,284,797	27,379,024

		48,431,296
TRADING COMPANIES & DISTRIBUTORS — 0.87%
Aceto Corp.	491,815	10,672,386
Aircastle Ltd.[b]	1,102,413	23,558,566
Applied Industrial Technologies Inc.	709,929	32,365,663
Beacon Roofing Supply Inc.[a,b]	841,006	23,379,967
CAI International Inc.[a,b]	280,232	6,501,382
DXP Enterprises Inc.[a]	220,246	11,129,030
General Finance Corp.[a]	187,103	1,844,836
H&E Equipment Services Inc.	533,995	14,999,920
Houston Wire & Cable Co.	303,131	3,622,415
Kaman Corp.	467,080	18,725,237
Neff Corp.[a,b]	177,290	1,998,058
Rush Enterprises Inc. Class Aa,b	586,105	18,784,665
Stock Building Supply Holdings Inc.[a]	253,147	3,878,212
TAL International Group Inc.	579,806	25,262,147
Textainer Group Holdings Ltd.[b]	367,318	12,606,354
Titan Machinery Inc.[a,b]	294,622	4,107,031
Watsco Inc.	439,287	47,003,709

		260,439,578

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2014

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.04%
Wesco Aircraft Holdings Inc.[a,b]	892,355	$12,475,123

		12,475,123
WATER UTILITIES — 0.25%
American States Water Co.	661,449	24,910,169
Artesian Resources Corp. Class A	131,657	2,974,132
California Water Service Group	815,189	20,061,801
Connecticut Water Service Inc.	185,066	6,716,045
Middlesex Water Co.	272,125	6,275,203
SJW Corp.	266,642	8,564,541
York Water Co. (The)	220,733	5,123,213

		74,625,104
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Boingo Wireless Inc.[a,b]	392,958	3,013,988
Leap Wireless International Inc.	952,518	2,400,345
NTELOS Holdings Corp.	294,979	1,235,962
RingCentral Inc. Class Aa,b	475,966	7,101,413
Shenandoah Telecommunications Co.	409,560	12,798,750
Spok Holdings Inc.	368,150	6,391,084

		32,941,542

TOTAL COMMON STOCKS (Cost: $33,784,348,973)		30,016,270,416

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	287,302	3

		3

TOTAL WARRANTS (Cost: $0)		3

SHORT-TERM INVESTMENTS — 14.75%

MONEY MARKET FUNDS — 14.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	4,170,458,119	4,170,458,119
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	254,215,237	254,215,237

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	11,838,795	$11,838,795

		4,436,512,151

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,436,512,151)		4,436,512,151

TOTAL INVESTMENTS IN SECURITIES — 114.58% (Cost: $38,220,861,124)		34,452,782,570
Other Assets, Less Liabilities — (14.58)%		(4,384,797,860)

NET ASSETS — 100.00%		$30,067,984,710

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	1,070	Mar. 2015	ICE Markets Equity	$128,474,900	$1,630,522
E-mini Russell 2000	(630)	Mar. 2015	ICE Markets Equity	(75,644,100)	221,057

Net Unrealized Appreciation					$1,851,579

See accompanying notes to schedules of investments.

252

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 1.17%
AeroVironment Inc.[a,b]	79,319	$2,161,443
American Science and Engineering Inc.	6,943	360,342
Astronics Corp.[a]	142,831	7,899,983
Cubic Corp.	8,672	456,494
Curtiss-Wright Corp.	94,665	6,682,402
Ducommun Inc.[a]	30,959	782,644
GenCorp Inc.[a,b]	451,178	8,256,557
HEICO Corp.	503,333	30,401,313
Moog Inc. Class Aa	23,394	1,731,858
SIFCO Industries Inc.	3,769	109,866
Sparton Corp.[a]	77,542	2,197,540
Taser International Inc.[a,b]	406,873	10,773,997
Teledyne Technologies Inc.[a]	64,706	6,647,895

		78,462,334
AIR FREIGHT & LOGISTICS — 0.52%
Echo Global Logistics Inc.[a,b]	177,666	5,187,847
Forward Air Corp.	236,323	11,903,590
Hub Group Inc. Class Aa	278,643	10,610,725
Park-Ohio Holdings Corp.	66,422	4,186,579
XPO Logistics Inc.[a,b]	77,788	3,179,973

		35,068,714
AIRLINES — 0.45%
Allegiant Travel Co.	104,515	15,711,740
Hawaiian Holdings Inc.[a,b]	340,084	8,859,188
JetBlue Airways Corp.[a,b]	266,457	4,226,008
Virgin America Inc.[a]	25,251	1,092,106

		29,889,042
AUTO COMPONENTS — 1.51%
American Axle & Manufacturing Holdings Inc.[a,b]	512,520	11,577,827
Cooper Tire & Rubber Co.	41,376	1,433,678
Cooper-Standard Holding Inc.[a,b]	5,756	333,157
Dana Holding Corp.	637,604	13,861,511
Dorman Products Inc.[a,b]	204,747	9,883,138
Drew Industries Inc.[a]	178,364	9,109,050
Fox Factory Holding Corp.[a,b]	87,535	1,420,693
Gentherm Inc.[a]	267,870	9,809,399
Modine Manufacturing Co.[a]	108,347	1,473,519
Motorcar Parts of America Inc.[a,b]	136,200	4,234,458
Remy International Inc.	7,697	161,021
Shiloh Industries Inc.[a]	57,967	911,821
Standard Motor Products Inc.	89,433	3,409,186
Stoneridge Inc.[a,b]	167,149	2,149,536
Strattec Security Corp.	21,136	1,745,411
Tenneco Inc.[a]	460,865	26,089,568
Tower International Inc.[a]	157,640	4,027,702

		101,630,675

Security	Shares	Value

AUTOMOBILES — 0.07%
Winnebago Industries Inc.	207,831	$4,522,403

		4,522,403
BEVERAGES — 0.36%
Boston Beer Co. Inc. (The)[a,b]	63,103	18,270,843
Coca-Cola Bottling Co. Consolidated	32,476	2,858,862
Craft Brew Alliance Inc.[a,b]	70,899	945,793
National Beverage Corp.[a]	86,534	1,957,399

		24,032,897
BIOTECHNOLOGY — 10.27%
ACADIA Pharmaceuticals Inc.[a,b]	549,475	17,445,831
Acceleron Pharma Inc.[a,b]	124,177	4,837,936
Achillion Pharmaceuticals Inc.[a,b]	156,532	1,917,517
Acorda Therapeutics Inc.[a,b]	315,452	12,892,523
Actinium Pharmaceuticals Inc.[a]	159,637	940,262
Adamas Pharmaceuticals Inc.[a,b]	19,958	346,670
Aegerion Pharmaceuticals Inc.[a,b]	223,154	4,672,845
Agenus Inc.[a]	387,021	1,536,473
Agios Pharmaceuticals Inc.[a,b]	110,695	12,402,268
Akebia Therapeutics Inc.[a,b]	61,313	713,683
Alder Biopharmaceuticals Inc.[a,b]	61,048	1,775,886
AMAG Pharmaceuticals Inc.[a]	106,310	4,530,932
Anacor Pharmaceuticals Inc.[a,b]	91,904	2,963,904
Applied Genetic Technologies Corp.[a,b]	42,333	889,840
Ardelyx Inc.[a]	34,620	653,972
Arena Pharmaceuticals Inc.[a,b]	1,674,012	5,808,822
ARIAD Pharmaceuticals Inc.[a,b]	1,254,552	8,618,772
Array BioPharma Inc.[a,b]	771,055	3,647,090
Arrowhead Research Corp.[a,b]	413,614	3,052,471
Atara Biotherapeutics Inc.[a,b]	37,861	1,012,782
Auspex Pharmaceuticals Inc.[a]	70,618	3,706,033
Avalanche Biotechnologies Inc.[a,b]	45,570	2,460,780
BioCryst Pharmaceuticals Inc.[a]	424,565	5,162,710
BioSpecifics Technologies Corp.[a,b]	28,767	1,110,982
Biotime Inc.[a,b]	384,971	1,435,942
Bluebird Bio Inc.[a,b]	164,903	15,124,903
Calithera Biosciences Inc.[a]	52,679	1,064,116
Cara Therapeutics Inc.[a]	39,812	396,926
Celldex Therapeutics Inc.[a,b]	611,526	11,160,349
Cellular Dynamics International Inc.[a,b]	67,437	433,620
Cepheid[a,b]	527,789	28,574,496
Chimerix Inc.[a]	228,461	9,197,840
Clovis Oncology Inc.[a,b]	186,954	10,469,424
Coherus Biosciences Inc.[a]	44,795	731,054
CTI BioPharma Corp.[a]	1,133,847	2,675,879
Cytori Therapeutics Inc.[a,b]	338,794	165,569
CytRx Corp.[a,b]	117,243	321,246
Dicerna Pharmaceuticals Inc.[a,b]	26,297	433,112
Dyax Corp.[a,b]	1,028,416	14,459,529
Eleven Biotherapeutics Inc.[a,b]	34,592	410,953
Emergent BioSolutions Inc.[a,b]	28,331	771,453
Enanta Pharmaceuticals Inc.[a,b]	78,527	3,993,098
Epizyme Inc.[a,b]	97,402	1,837,976
Esperion Therapeutics Inc.[a]	46,344	1,874,151
Exact Sciences Corp.[a,b]	627,097	17,207,542
Exelixis Inc.[a,b]	1,470,499	2,117,519
FibroGen Inc.[a]	61,336	1,676,926
Five Prime Therapeutics Inc.[a]	130,853	3,533,031

253

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2014

Security	Shares	Value

Flexion Therapeutics Inc.[a,b]	45,512	$918,887
Foundation Medicine Inc.[a,b]	106,328	2,362,608
Galectin Therapeutics Inc.[a,b]	133,339	462,686
Galena Biopharma Inc.[a,b]	881,572	1,331,174
Genocea Biosciences Inc.[a,b]	28,914	202,398
Genomic Health Inc.[a,b]	126,422	4,041,711
Halozyme Therapeutics Inc.[a,b]	781,456	7,541,050
Heron Therapeutics Inc.[a,b]	173,938	1,749,816
Hyperion Therapeutics Inc.[a,b]	83,675	2,008,200
Idera Pharmaceuticals Inc.[a,b]	417,184	1,839,781
Immune Design Corp.[a,b]	39,650	1,220,427
ImmunoGen Inc.[a,b]	649,245	3,960,394
Immunomedics Inc.[a,b]	579,474	2,781,475
Infinity Pharmaceuticals Inc.[a]	366,187	6,184,898
Inovio Pharmaceuticals Inc.[a,b]	403,267	3,701,991
Insmed Inc.[a,b]	377,072	5,833,304
Insys Therapeutics Inc.[a]	75,178	3,169,504
Intrexon Corp.[a,b]	270,885	7,457,464
Ironwood Pharmaceuticals Inc. Class Aa,b	905,081	13,865,841
Isis Pharmaceuticals Inc.[a,b]	889,790	54,935,635
Karyopharm Therapeutics Inc.[a,b]	103,314	3,867,043
Keryx Biopharmaceuticals Inc.[a,b]	691,806	9,789,055
Kindred Biosciences Inc.[a]	77,608	578,180
Kite Pharma Inc.[a,b]	62,395	3,598,320
Kythera Biopharmaceuticals Inc.[a,b]	132,879	4,608,244
Lexicon Pharmaceuticals Inc.[a,b]	1,703,571	1,550,079
Ligand Pharmaceuticals Inc.[a,b]	148,966	7,926,481
Loxo Oncology Inc.[a]	23,561	276,842
MacroGenics Inc.[a,b]	152,257	5,339,653
MannKind Corp.[a,b]	1,728,112	9,012,104
Merrimack Pharmaceuticals Inc.[a,b]	699,454	7,903,830
MiMedx Group Inc.[a,b]	708,109	8,164,497
Mirati Therapeutics Inc.[a,b]	53,084	983,116
Momenta Pharmaceuticals Inc.[a,b]	367,530	4,425,061
NanoViricides Inc.[a,b]	324,139	881,658
Navidea Biopharmaceuticals Inc.[a,b]	880,768	1,664,652
NeoStem Inc.[a,b]	79,514	299,768
Neuralstem Inc.[a,b]	528,867	1,438,518
Neurocrine Biosciences Inc.[a,b]	574,593	12,836,408
NewLink Genetics Corp.[a,b]	150,289	5,973,988
Northwest Biotherapeutics Inc.[a,b]	291,387	1,558,920
Novavax Inc.[a,b]	1,797,472	10,659,009
NPS Pharmaceuticals Inc.[a]	749,322	26,803,248
Ohr Pharmaceutical Inc.[a,b]	164,030	1,368,010
OncoMed Pharmaceuticals Inc.[a,b]	96,824	2,106,890
Oncothyreon Inc.[a]	607,020	1,153,338
Ophthotech Corp.[a,b]	104,755	4,700,357
Opko Health Inc.[a,b]	1,492,432	14,909,396
Orexigen Therapeutics Inc.[a,b]	924,007	5,599,482
Organovo Holdings Inc.[a,b]	473,122	3,430,135
Osiris Therapeutics Inc.[a,b]	130,963	2,094,098
Otonomy Inc.[a,b]	47,440	1,581,175
PDL BioPharma Inc.[b]	1,216,897	9,382,276
Peregrine Pharmaceuticals Inc.[a,b]	1,266,172	1,759,979
Portola Pharmaceuticals Inc.[a]	322,461	9,132,096
Progenics Pharmaceuticals Inc.[a,b]	120,667	912,243
Prothena Corp. PLC[a]	52,128	1,082,177
PTC Therapeutics Inc.[a,b]	161,070	8,338,594
Puma Biotechnology Inc.[a,b]	175,719	33,258,335
Radius Health Inc.[a]	52,599	2,046,627
Raptor Pharmaceutical Corp.[a,b]	477,579	5,024,131
Receptos Inc.[a,b]	165,828	20,315,588
Regado Biosciences Inc.[a,b]	114,355	104,418

Security	Shares	Value

Regulus Therapeutics Inc.[a,b]	116,306	$1,865,548
Repligen Corp.[a,b]	244,186	4,834,883
Retrophin Inc.[a,b]	163,127	1,996,674
Sage Therapeutics Inc.[a,b]	37,660	1,378,356
Sangamo BioSciences Inc.[a,b]	515,149	7,835,416
Sarepta Therapeutics Inc.[a,b]	306,831	4,439,845
Spectrum Pharmaceuticals Inc.[a,b]	115,463	800,159
Stemline Therapeutics Inc.[a,b]	90,413	1,542,446
Sunesis Pharmaceuticals Inc.[a,b]	379,283	967,172
Synageva BioPharma Corp.[a,b]	162,023	15,034,114
Synergy Pharmaceuticals Inc.[a,b]	714,063	2,177,892
Synta Pharmaceuticals Corp.[a,b]	486,444	1,289,077
T2 Biosystems Inc.[a,b]	36,272	697,873
TESARO Inc.[a,b]	145,475	5,410,215
TG Therapeutics Inc.[a]	207,388	3,285,026
Threshold Pharmaceuticals Inc.[a,b]	376,980	1,198,796
Tokai Pharmaceuticals Inc.[a]	38,949	574,108
Ultragenyx Pharmaceutical Inc.[a,b]	53,000	2,325,640
Vanda Pharmaceuticals Inc.[a,b]	299,688	4,291,532
Verastem Inc.[a,b]	17,978	164,319
Versartis Inc.[a,b]	51,458	1,155,232
Vitae Pharmaceuticals Inc.[a,b]	36,951	614,865
Vital Therapies Inc.[a,b]	41,969	1,046,287
Xencor Inc.[a]	108,402	1,738,768
XOMA Corp.[a,b]	562,396	2,019,002
Zafgen Inc.[a,b]	45,109	1,391,162
ZIOPHARM Oncology Inc.[a,b]	625,010	3,168,801

		690,418,109
BUILDING PRODUCTS — 0.87%
AAON Inc.	320,619	7,178,659
Advanced Drainage Systems Inc.	76,551	1,759,142
American Woodmark Corp.[a]	93,613	3,785,710
Apogee Enterprises Inc.	131,175	5,557,885
Builders FirstSource Inc.[a,b]	342,415	2,352,391
Continental Building Products Inc.[a]	87,692	1,554,779
Griffon Corp.	62,264	828,111
Insteel Industries Inc.	126,719	2,988,034
Masonite International Corp.[a,b]	30,315	1,863,160
NCI Building Systems Inc.[a]	211,519	3,917,332
Norcraft Companies Inc.[a]	58,679	1,132,505
Nortek Inc.[a]	69,591	5,659,836
Patrick Industries Inc.[a,b]	62,076	2,730,102
PGT Inc.[a]	359,317	3,460,223
Ply Gem Holdings Inc.[a,b]	140,471	1,963,785
Quanex Building Products Corp.	18,871	354,397
Simpson Manufacturing Co. Inc.	20,527	710,234
Trex Co. Inc.[a,b]	255,145	10,864,074

		58,660,359
CAPITAL MARKETS — 1.43%
BGC Partners Inc. Class A	363,534	3,326,336
CIFC Corp.	2,483	20,534
Cohen & Steers Inc.[b]	147,106	6,190,221
Diamond Hill Investment Group Inc.	21,453	2,961,372
Evercore Partners Inc. Class A	250,512	13,119,314
Fifth Street Asset Management Inc.[a,b]	25,839	360,454
Financial Engines Inc.	389,644	14,241,488
GAMCO Investors Inc. Class A	48,412	4,305,763
Greenhill & Co. Inc.	214,232	9,340,515
HFF Inc. Class A	249,508	8,962,327

254

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2014

Security	Shares	Value

INTL FCStone Inc.[a,b]	26,290	$540,785
Ladenburg Thalmann Financial Services Inc.[a,b]	761,230	3,006,859
Medley Management Inc.	25,839	379,833
Moelis & Co.	6,843	239,026
OM Asset Management PLC[a]	104,373	1,695,018
Pzena Investment Management Inc. Class A	83,952	794,186
RCS Capital Corp. Class Ab	70,610	864,266
Silvercrest Asset Management Group Inc.	41,609	651,181
Virtus Investment Partners Inc.	53,593	9,137,071
Westwood Holdings Group Inc.	55,380	3,423,592
WisdomTree Investments Inc.[b]	815,282	12,779,545

		96,339,686
CHEMICALS — 2.14%
A. Schulman Inc.	52,509	2,128,190
Advanced Emissions Solutions Inc.[a,b]	156,477	3,566,111
Balchem Corp.	230,338	15,349,724
Calgon Carbon Corp.[a]	404,874	8,413,282
Chase Corp.	44,715	1,609,293
Chemtura Corp.[a,b]	645,482	15,962,770
Ferro Corp.[a,b]	542,881	7,035,738
Flotek Industries Inc.[a,b]	409,746	7,674,543
FutureFuel Corp.	28,644	372,945
H.B. Fuller Co.	379,307	16,890,541
Hawkins Inc.	12,254	530,966
Innophos Holdings Inc.	96,979	5,668,422
Innospec Inc.	39,385	1,681,739
Koppers Holdings Inc.	155,658	4,043,995
Kronos Worldwide Inc.	18,911	246,221
Marrone Bio Innovations Inc.[a,b]	103,889	375,039
Minerals Technologies Inc.	73,051	5,073,392
OMNOVA Solutions Inc.[a]	361,806	2,945,101
PolyOne Corp.	712,514	27,011,406
Quaker Chemical Corp.	69,939	6,437,186
Rentech Inc.[a]	1,386,448	1,746,924
Senomyx Inc.[a,b]	325,116	1,953,947
Sensient Technologies Corp.	21,404	1,291,517
Stepan Co.	66,889	2,680,911
Trecora Resources[a,b]	132,846	1,952,836
Trinseo SAa,b	19,738	344,428
Zep Inc.	46,837	709,581

		143,696,748
COMMERCIAL BANKS — 1.01%
Bank of the Ozarks Inc.	603,050	22,867,656
Cardinal Financial Corp.	12,088	239,705
CommunityOne Bancorp.[a]	5,570	63,777
Eagle Bancorp Inc.[a]	147,041	5,222,896
First Financial Bankshares Inc.	265,982	7,947,542
Home Bancshares Inc.	331,009	10,645,250
Independent Bank Group Inc.	30,487	1,190,822
Investors Bancorp Inc.	322,812	3,623,565
LegacyTexas Financial Group Inc.	31,325	747,101
ServisFirst Bancshares Inc.	2,484	81,848
Square 1 Financial Inc.[a]	17,746	438,326
Texas Capital Bancshares Inc.[a,b]	121,996	6,628,043
Western Alliance Bancorp[a]	304,874	8,475,497

		68,172,028

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 1.92%
ARC Document Solutions Inc.[a]	313,803	$3,207,067
Casella Waste Systems Inc. Class Aa	258,866	1,045,819
Cenveo Inc.[a]	153,016	321,334
Deluxe Corp.	195,268	12,155,433
Healthcare Services Group Inc.	532,087	16,457,451
Heritage-Crystal Clean Inc.[a,b]	70,664	871,287
Herman Miller Inc.	448,642	13,203,534
HNI Corp.	315,232	16,095,746
InnerWorkings Inc.[a,b]	15,289	119,101
Interface Inc.	505,309	8,322,439
Knoll Inc.	367,127	7,772,078
Mobile Mini Inc.	27,757	1,124,436
MSA Safety Inc.	223,715	11,877,029
Multi-Color Corp.	45,024	2,495,230
Performant Financial Corp.[a]	216,195	1,437,697
Quest Resource Holding Corp.[a]	94,297	135,788
SP Plus Corp.[a]	110,126	2,778,479
Steelcase Inc. Class A	626,226	11,240,757
Team Inc.[a,b]	155,181	6,278,623
Tetra Tech Inc.	30,237	807,328
US Ecology Inc.	163,023	6,540,483
West Corp.	152,749	5,040,717

		129,327,856
COMMUNICATIONS EQUIPMENT — 2.31%
ADTRAN Inc.	218,996	4,774,113
Alliance Fiber Optic Products Inc.	94,040	1,364,520
Applied Optoelectronics Inc.[a,b]	113,126	1,269,274
Aruba Networks Inc.[a,b]	808,548	14,699,403
CalAmp Corp.[a,b]	272,503	4,986,805
Ciena Corp.[a,b]	795,385	15,438,423
Clearfield Inc.[a,b]	84,369	1,038,582
Extreme Networks Inc.[a,b]	504,507	1,780,910
Finisar Corp.[a,b]	734,415	14,254,995
Harmonic Inc.[a]	96,138	673,927
Infinera Corp.[a,b]	785,176	11,557,791
InterDigital Inc.	281,597	14,896,481
Ixia[a,b]	49,031	551,599
KVH Industries Inc.[a]	90,850	1,149,253
Numerex Corp. Class Aa,b	89,039	984,771
ParkerVision Inc.[a,b]	715,391	650,934
Plantronics Inc.	284,206	15,068,602
Polycom Inc.[a]	479,734	6,476,409
Procera Networks Inc.[a,b]	21,441	154,161
Ruckus Wireless Inc.[a,b]	491,954	5,913,287
ShoreTel Inc.[a]	475,155	3,492,389
Sonus Networks Inc.[a]	1,863,274	7,397,198
TESSCO Technologies Inc.	2,758	79,982
Ubiquiti Networks Inc.[b]	225,888	6,695,320
ViaSat Inc.[a,b]	313,243	19,743,706

		155,092,835
COMPUTERS & PERIPHERALS — 0.71%
Cray Inc.[a,b]	309,289	10,664,285
Dot Hill Systems Corp.[a]	460,465	2,035,255
Electronics For Imaging Inc.[a]	352,775	15,109,353
Immersion Corp.[a,b]	215,450	2,040,311
Nimble Storage Inc.[a,b]	71,197	1,957,918
Quantum Corp.[a,b]	667,716	1,175,180

255

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2014

Security	Shares	Value

Silicon Graphics International Corp.[a,b]	262,483	$2,987,057
Super Micro Computer Inc.[a,b]	261,558	9,123,143
Violin Memory Inc.[a,b]	612,842	2,935,513

		48,028,015
CONSTRUCTION & ENGINEERING — 0.46%
Aegion Corp.[a]	25,822	480,547
Argan Inc.	38,684	1,301,330
Comfort Systems USA Inc.	53,154	909,996
Dycom Industries Inc.[a]	228,653	8,023,434
Furmanite Corp.[a]	288,732	2,257,884
Great Lakes Dredge & Dock Corp.[a]	30,968	265,086
MasTec Inc.[a,b]	495,729	11,208,433
Primoris Services Corp.	286,677	6,662,374
Sterling Construction Co. Inc.[a,b]	12,958	82,802

		31,191,886
CONSTRUCTION MATERIALS — 0.19%
Headwaters Inc.[a,b]	558,682	8,374,643
United States Lime & Minerals Inc.	13,466	981,133
US Concrete Inc.[a,b]	108,320	3,081,704

		12,437,480
CONSUMER FINANCE — 0.77%
Credit Acceptance Corp.[a,b]	48,899	6,670,313
Encore Capital Group Inc.[a,b]	133,188	5,913,547
First Cash Financial Services Inc.[a,b]	219,310	12,208,988
PRA Group Inc.[a,b]	378,983	21,954,485
World Acceptance Corp.[a,b]	59,356	4,715,834

		51,463,167
CONTAINERS & PACKAGING — 0.76%
AEP Industries Inc.[a]	27,952	1,625,409
Berry Plastics Group Inc.[a]	385,532	12,163,535
Graphic Packaging Holding Co.[a]	2,474,605	33,704,120
Myers Industries Inc.	199,405	3,509,528

		51,002,592
DISTRIBUTORS — 0.34%
Core-Mark Holding Co. Inc.	18,798	1,164,160
Pool Corp.	341,555	21,668,249

		22,832,409
DIVERSIFIED CONSUMER SERVICES — 1.27%
2U Inc.[a]	29,657	583,056
American Public Education Inc.[a,b]	124,554	4,592,306
Bright Horizons Family Solutions Inc.[a]	232,490	10,929,355
Capella Education Co.	83,304	6,411,076
Carriage Services Inc.	19,500	408,525
Collectors Universe Inc.	51,440	1,073,038
Grand Canyon Education Inc.[a]	353,204	16,480,499
ITT Educational Services Inc.[a,b]	13,621	130,898
K12 Inc.[a]	111,155	1,319,410
Liberty Tax Inc.[a,b]	29,954	1,070,556
LifeLock Inc.[a,b]	609,826	11,287,879
Sotheby’s	461,338	19,920,575
Strayer Education Inc.[a,b]	82,724	6,144,739

Security	Shares	Value

Weight Watchers International Inc.[a,b]	192,265	$4,775,862

		85,127,774
DIVERSIFIED FINANCIAL SERVICES — 0.30%
MarketAxess Holdings Inc.	285,589	20,479,587

		20,479,587
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.66%
8x8 Inc.[a,b]	220,252	2,017,508
Cincinnati Bell Inc.[a]	387,306	1,235,506
Cogent Communications Holdings Inc.	352,958	12,491,184
Consolidated Communications Holdings Inc.	268,186	7,463,616
Fairpoint Communications Inc.[a,b]	125,653	1,785,529
General Communication Inc. Class Aa	272,950	3,753,063
IDT Corp. Class B	114,534	2,326,186
inContact Inc.[a]	415,396	3,651,331
Inteliquent Inc.	245,740	4,823,876
Intelsat SAa	56,151	974,781
Lumos Networks Corp.	122,354	2,057,994
magicJack VocalTec Ltd.[a,b]	128,007	1,039,417
Premiere Global Services Inc.[a,b]	52,860	561,373

		44,181,364
ELECTRIC UTILITIES — 0.00%
Spark Energy Inc.	1,166	16,429

		16,429
ELECTRICAL EQUIPMENT — 1.29%
AZZ Inc.	194,428	9,122,562
Capstone Turbine Corp.[a,b]	2,538,793	1,876,930
Encore Wire Corp.	120,258	4,489,231
EnerSys	85,529	5,278,850
Enphase Energy Inc.[a,b]	140,553	2,008,502
Franklin Electric Co. Inc.	334,602	12,557,613
FuelCell Energy Inc.[a,b]	1,763,297	2,715,478
Generac Holdings Inc.[a,b]	521,053	24,364,438
Polypore International Inc.[a]	341,362	16,061,082
Power Solutions International Inc.[a,b]	34,402	1,775,487
Preformed Line Products Co.	1,948	106,419
Revolution Lighting Technologies Inc.[a,b]	246,969	333,408
TCP International Holdings Ltd.[a]	32,060	197,169
Thermon Group Holdings Inc.[a]	242,387	5,863,342
Vicor Corp.[a,b]	18,951	229,307

		86,979,818
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.76%
Anixter International Inc.[a]	92,426	8,176,004
Badger Meter Inc.	109,353	6,490,101
Belden Inc.	330,064	26,012,344
Cognex Corp.[a]	657,358	27,168,606
Coherent Inc.[a]	13,322	808,912
Control4 Corp.[a,b]	89,428	1,374,508
CUI Global Inc.[a]	99,894	744,210
Daktronics Inc.	203,744	2,548,837
DTS Inc.[a]	37,185	1,143,439
Electro Rent Corp.	8,712	122,316
FARO Technologies Inc.[a,b]	114,017	7,146,586
FEI Co.	319,865	28,899,803

256

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2014

Security	Shares	Value

InvenSense Inc.[a,b]	539,554	$8,773,148
Littelfuse Inc.	146,273	14,140,211
Maxwell Technologies Inc.[a,b]	230,123	2,098,722
Mesa Laboratories Inc.	21,509	1,662,861
Methode Electronics Inc.	287,006	10,478,589
MTS Systems Corp.	114,387	8,582,457
Newport Corp.[a]	271,038	5,179,536
OSI Systems Inc.[a]	34,569	2,446,448
Plexus Corp.[a]	88,778	3,658,541
RealD Inc.[a,b]	304,895	3,597,761
Rogers Corp.[a]	39,060	3,181,046
Speed Commerce Inc.[a,b]	287,389	888,032
SYNNEX Corp.[b]	24,338	1,902,258
Universal Display Corp.[a,b]	308,594	8,563,484
Viasystems Group Inc.[a]	2,051	33,390

		185,822,150
ENERGY EQUIPMENT & SERVICES — 0.62%
Aspen Aerogels Inc.[a,b]	25,274	201,687
Basic Energy Services Inc.[a,b]	241,364	1,691,962
C&J Energy Services Inc.[a,b]	299,625	3,958,046
CARBO Ceramics Inc.[b]	149,673	5,994,404
FMSA Holdings Inc.[a,b]	65,393	452,520
Forum Energy Technologies Inc.[a,b]	167,766	3,477,789
Geospace Technologies Corp.[a,b]	10,047	266,245
Glori Energy Inc.[a,b]	90,242	377,212
Gulf Island Fabrication Inc.	39,704	769,861
Independence Contract Drilling Inc.[a,b]	26,614	138,925
ION Geophysical Corp.[a,b]	154,944	426,096
Matrix Service Co.[a]	200,953	4,485,271
Nordic American Offshore Ltd.[a]	57,848	710,373
North Atlantic Drilling Ltd.[b]	131,804	214,840
PHI Inc.[a,b]	5,753	215,162
Pioneer Energy Services Corp.[a]	344,552	1,908,818
Profire Energy Inc.[a,b]	115,272	262,820
RigNet Inc.[a,b]	91,481	3,753,465
Tesco Corp.	22,840	292,809
US Silica Holdings Inc.	406,545	10,444,141
Willbros Group Inc.[a]	302,859	1,898,926

		41,941,372
FOOD & STAPLES RETAILING — 1.49%
Andersons Inc. (The)	197,600	10,500,464
Casey’s General Stores Inc.	291,356	26,315,274
Chefs’ Warehouse Inc. (The)[a,b]	113,449	2,613,865
Diplomat Pharmacy Inc.[a]	61,091	1,672,061
Fairway Group Holdings Corp.[a,b]	136,873	431,150
Fresh Market Inc. (The)[a,b]	324,305	13,361,366
Liberator Medical Holdings Inc.	233,173	676,202
Natural Grocers by Vitamin Cottage Inc.[a,b]	67,127	1,890,967
PriceSmart Inc.	141,765	12,931,803
Smart & Final Stores Inc.[a]	53,589	842,955
United Natural Foods Inc.[a,b]	375,630	29,045,590

		100,281,697
FOOD PRODUCTS — 1.46%
Alico Inc.	1,542	77,146
B&G Foods Inc. Class A	385,676	11,531,712
Boulder Brands Inc.[a,b]	427,751	4,730,926
Cal-Maine Foods Inc.[b]	235,789	9,202,845

Security	Shares	Value

Calavo Growers Inc.	108,874	$5,149,740
Darling Ingredients Inc.[a,b]	247,597	4,496,362
Diamond Foods Inc.[a]	166,396	4,697,359
Farmer Bros. Co.[a,b]	58,012	1,708,453
Freshpet Inc.[a,b]	49,622	846,551
Inventure Foods Inc.[a,b]	118,847	1,514,111
J&J Snack Foods Corp.	112,827	12,272,193
Lancaster Colony Corp.	87,605	8,203,332
Lifeway Foods Inc.[a]	34,922	647,105
Limoneira Co.	82,866	2,069,993
Sanderson Farms Inc.[b]	149,669	12,575,938
Seaboard Corp.[a]	153	642,286
Tootsie Roll Industries Inc.[b]	129,525	3,969,941
TreeHouse Foods Inc.[a,b]	164,986	14,111,253

		98,447,246
HEALTH CARE EQUIPMENT & SUPPLIES — 5.25%
Abaxis Inc.	169,821	9,650,927
ABIOMED Inc.[a,b]	301,756	11,484,833
Accuray Inc.[a,b]	586,907	4,431,148
Anika Therapeutics Inc.[a,b]	110,147	4,487,389
Antares Pharma Inc.[a,b]	879,675	2,260,765
AtriCure Inc.[a,b]	155,003	3,093,860
Atrion Corp.	11,557	3,929,496
Cantel Medical Corp.	256,037	11,076,161
Cardiovascular Systems Inc.[a,b]	210,163	6,321,703
Cerus Corp.[a,b]	591,910	3,693,518
Cyberonics Inc.[a]	203,278	11,318,519
Cynosure Inc. Class Aa	57,452	1,575,334
DexCom Inc.[a,b]	567,058	31,216,543
Endologix Inc.[a,b]	483,458	7,392,073
GenMark Diagnostics Inc.[a,b]	314,058	4,274,329
Globus Medical Inc. Class Aa,b	498,236	11,843,070
Haemonetics Corp.[a,b]	33,447	1,251,587
HeartWare International Inc.[a,b]	128,699	9,450,368
Inogen Inc.[a,b]	40,634	1,274,689
Insulet Corp.[a]	419,571	19,325,440
Integra LifeSciences Holdings Corp.[a,b]	77,301	4,192,033
K2M Group Holdings Inc.[a]	66,084	1,379,173
LDR Holding Corp.[a,b]	126,526	4,147,522
Masimo Corp.[a]	338,860	8,925,572
Meridian Bioscience Inc.[b]	315,627	5,195,220
Natus Medical Inc.[a,b]	243,591	8,779,020
Neogen Corp.[a,b]	277,710	13,771,639
Nevro Corp.[a]	49,434	1,911,613
NuVasive Inc.[a]	294,692	13,897,675
NxStage Medical Inc.[a]	465,466	8,345,805
Ocular Therapeutix Inc.[a,b]	38,463	904,650
OraSure Technologies Inc.[a,b]	26,822	271,975
Oxford Immunotec Global PLC[a,b]	96,218	1,310,489
Quidel Corp.[a,b]	216,733	6,267,918
Rockwell Medical Technologies Inc.[a,b]	43,606	448,270
Roka Bioscience Inc.[a,b]	32,711	144,256
Second Sight Medical Products Inc.[a]	17,793	182,556
Sientra Inc.[a]	25,415	426,718
Spectranetics Corp. (The)[a,b]	314,003	10,858,224
Staar Surgical Co.[a,b]	289,639	2,638,611
Steris Corp.	447,261	29,004,876
SurModics Inc.[a]	16,824	371,810
Tandem Diabetes Care Inc.[a,b]	66,745	847,662
Thoratec Corp.[a,b]	430,185	13,963,805
TransEnterix Inc.[a,b]	19,264	56,058

257

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2014

Security	Shares	Value

TriVascular Technologies Inc.[a,b]	54,972	$690,998
Unilife Corp.[a,b]	680,906	2,281,035
Utah Medical Products Inc.	27,766	1,667,348
Vascular Solutions Inc.[a]	129,978	3,530,202
Veracyte Inc.[a]	48,067	464,327
Volcano Corp.[a]	386,746	6,915,018
West Pharmaceutical Services Inc.	534,929	28,479,620
Wright Medical Group Inc.[a,b]	178,196	4,788,127
Zeltiq Aesthetics Inc.[a,b]	220,022	6,140,814

		352,552,391
HEALTH CARE PROVIDERS & SERVICES — 3.02%
AAC Holdings Inc.[a,b]	24,027	742,915
Acadia Healthcare Co. Inc.[a,b]	323,794	19,819,431
Addus HomeCare Corp.[a]	4,427	107,443
Adeptus Health Inc. Class Aa,b	23,304	871,570
Air Methods Corp.[a,b]	296,367	13,049,039
Alliance HealthCare Services Inc.[a]	10,579	222,053
AmSurg Corp.[a,b]	68,890	3,770,350
Bio-Reference Laboratories Inc.[a,b]	174,330	5,601,223
BioTelemetry Inc.[a]	117,347	1,176,990
Capital Senior Living Corp.[a]	221,292	5,512,384
Chemed Corp.	132,833	14,036,463
Civitas Solutions Inc.[a]	58,398	994,518
CorVel Corp.[a]	83,915	3,123,316
Ensign Group Inc. (The)	141,305	6,272,529
ExamWorks Group Inc.[a,b]	263,549	10,961,003
Gentiva Health Services Inc.[a]	240,816	4,587,545
HealthEquity Inc.[a,b]	29,159	742,097
HealthSouth Corp.	506,940	19,496,912
Healthways Inc.[a,b]	126,121	2,507,285
IPC The Hospitalist Co. Inc.[a,b]	74,674	3,426,790
Landauer Inc.	71,788	2,450,842
Molina Healthcare Inc.[a,b]	228,729	12,243,863
MWI Veterinary Supply Inc.[a,b]	97,379	16,545,666
National Research Corp. Class A	64,367	900,494
Providence Service Corp. (The)[a]	87,118	3,174,580
RadNet Inc.[a,b]	231,664	1,978,411
Select Medical Holdings Corp.	561,963	8,092,267
Skilled Healthcare Group Inc. Class Aa	79,702	683,046
Surgical Care Affiliates Inc.[a]	90,910	3,059,122
Team Health Holdings Inc.[a]	531,618	30,583,984
U.S. Physical Therapy Inc.	93,463	3,921,707
WellCare Health Plans Inc.[a,b]	25,303	2,076,364

		202,732,202
HEALTH CARE TECHNOLOGY — 1.07%
Castlight Health Inc.[a,b]	85,037	994,933
Computer Programs and Systems Inc.	84,331	5,123,108
HealthStream Inc.[a]	160,174	4,721,929
HMS Holdings Corp.[a,b]	663,873	14,034,275
Imprivata Inc.[a]	29,291	380,783
MedAssets Inc.[a]	435,417	8,603,840
Medidata Solutions Inc.[a,b]	409,591	19,557,970
Merge Healthcare Inc.[a]	545,861	1,943,265
Omnicell Inc.[a]	276,447	9,155,925
Quality Systems Inc.	379,086	5,909,951
Vocera Communications Inc.[a]	173,166	1,804,390

		72,230,369

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 4.33%
BJ’s Restaurants Inc.[a,b]	40,253	$2,021,103
Bloomin’ Brands Inc.[a]	584,591	14,474,473
Boyd Gaming Corp.[a,b]	472,730	6,041,489
Bravo Brio Restaurant Group Inc.[a]	132,990	1,849,891
Buffalo Wild Wings Inc.[a,b]	143,088	25,810,213
Caesars Entertainment Corp.[a,b]	50,091	785,928
Cheesecake Factory Inc. (The)	378,169	19,025,682
Churchill Downs Inc.	66,341	6,322,297
Chuy’s Holdings Inc.[a]	125,132	2,461,346
ClubCorp Holdings Inc.	166,404	2,983,624
Cracker Barrel Old Country Store Inc.	135,376	19,055,526
Dave & Buster’s Entertainment Inc.[a,b]	39,963	1,090,990
Del Frisco’s Restaurant Group Inc.[a]	180,710	4,290,055
Denny’s Corp.[a]	445,819	4,596,394
Diamond Resorts International Inc.[a,b]	268,425	7,489,058
DineEquity Inc.	49,304	5,109,867
El Pollo Loco Holdings Inc.[a,b]	50,018	998,860
Famous Dave’s of America Inc.[a,b]	34,648	910,203
Fiesta Restaurant Group Inc.[a,b]	202,918	12,337,414
Habit Restaurants Inc. (The)[a,b]	33,976	1,099,124
Ignite Restaurant Group Inc.[a,b]	57,519	452,675
Interval Leisure Group Inc.	233,081	4,869,062
Jack in the Box Inc.	303,097	24,235,636
Jamba Inc.[a,b]	128,758	1,942,958
Krispy Kreme Doughnuts Inc.[a,b]	495,237	9,775,978
La Quinta Holdings Inc.[a]	239,862	5,291,356
Life Time Fitness Inc.[a,b]	18,205	1,030,767
Morgans Hotel Group Co.[a,b]	65,075	510,188
Nathan’s Famous Inc.[a]	24,378	1,950,240
Noodles & Co.[a,b]	82,941	2,185,495
Papa John’s International Inc.	231,373	12,910,613
Papa Murphy’s Holdings Inc.[a]	43,207	502,065
Pinnacle Entertainment Inc.[a,b]	406,124	9,036,259
Popeyes Louisiana Kitchen Inc.[a,b]	178,795	10,060,795
Potbelly Corp.[a,b]	116,678	1,501,646
Red Robin Gourmet Burgers Inc.[a]	108,326	8,338,394
Ruth’s Hospitality Group Inc.	178,032	2,670,480
Scientific Games Corp. Class Aa,b	248,343	3,161,406
Sonic Corp.	289,205	7,875,052
Texas Roadhouse Inc.	527,809	17,818,832
Vail Resorts Inc.	273,620	24,934,991
Zoe’s Kitchen Inc.[a,b]	43,769	1,309,131

		291,117,556
HOUSEHOLD DURABLES — 0.80%
Beazer Homes USA Inc.[a,b]	88,109	1,705,790
Cavco Industries Inc.[a]	67,441	5,346,048
Century Communities Inc.[a,b]	3,774	65,215
Dixie Group Inc.[a,b]	85,592	784,879
Helen of Troy Ltd.[a]	82,195	5,347,607
Installed Building Products Inc.[a,b]	67,440	1,201,781
iRobot Corp.[a,b]	222,450	7,723,464
KB Home	466,430	7,719,417
La-Z-Boy Inc.	337,056	9,046,583
LGI Homes Inc.[a,b]	23,508	350,739
Libbey Inc.[a]	152,324	4,789,067
TRI Pointe Homes Inc.[a,b]	101,744	1,551,596
Turtle Beach Corp.[a]	51,918	165,618
Universal Electronics Inc.[a]	120,848	7,858,745

258

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2014

Security	Shares	Value

William Lyon Homes Class Aa	15,864	$321,563

		53,978,112
HOUSEHOLD PRODUCTS — 0.23%
Central Garden & Pet Co. Class Aa	31,027	296,308
Harbinger Group Inc.[a,b]	261,482	3,702,585
Oil-Dri Corp. of America	6,711	218,980
Orchids Paper Products Co.	48,991	1,426,128
WD-40 Co.	113,151	9,626,887

		15,270,888
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.17%
Abengoa Yield PLC	11,253	307,432
Ormat Technologies Inc.	52,999	1,440,513
Pattern Energy Group Inc.	299,169	7,377,507
TerraForm Power Inc.	66,937	2,067,015
Vivint Solar Inc.[a,b]	57,905	533,884

		11,726,351
INDUSTRIAL CONGLOMERATES — 0.10%
Raven Industries Inc.	274,941	6,873,525

		6,873,525
INSURANCE — 0.51%
AmTrust Financial Services Inc.[b]	163,436	9,193,275
Atlas Financial Holdings Inc.[a]	83,821	1,367,959
Crawford & Co. Class B	55,888	574,529
eHealth Inc.[a,b]	133,878	3,336,240
Employers Holdings Inc.	137,437	3,231,144
Federated National Holding Co.	94,077	2,272,900
HCI Group Inc.	47,992	2,075,174
Heritage Insurance Holdings Inc.[a,b]	51,472	1,000,101
Infinity Property and Casualty Corp.	32,185	2,486,613
Maiden Holdings Ltd.	37,425	478,666
National Interstate Corp.	10,480	312,304
State National Companies Inc.[b]	48,980	586,780
United Insurance Holdings Corp.	117,143	2,571,289
Universal Insurance Holdings Inc.	224,459	4,590,186

		34,077,160
INTERNET & CATALOG RETAIL — 0.73%
Blue Nile Inc.[a,b]	92,653	3,336,435
Coupons.com Inc.[a,b]	92,537	1,642,532
EVINE Live Inc.[a]	101,805	670,895
FTD Companies Inc.[a,b]	13,902	484,068
HSN Inc.	251,278	19,097,128
NutriSystem Inc.	220,104	4,303,033
Orbitz Worldwide Inc.[a]	175,990	1,448,398
Overstock.com Inc.[a,b]	89,624	2,175,174
PetMed Express Inc.	152,390	2,189,844
RetailMeNot Inc.[a,b]	235,007	3,435,802
Shutterfly Inc.[a,b]	177,032	7,381,349
Travelport Worldwide Ltd.	100,345	1,806,210
Wayfair Inc.[a]	42,685	847,297

		48,818,165

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 3.97%
Aerohive Networks Inc.[a,b]	32,086	$154,013
Amber Road Inc.[a,b]	60,323	616,501
Angie’s List Inc.[a,b]	330,544	2,059,289
Bankrate Inc.[a,b]	46,607	579,325
Bazaarvoice Inc.[a,b]	164,848	1,325,378
Benefitfocus Inc.[a,b]	36,421	1,196,066
Borderfree Inc.[a,b]	40,405	362,029
Brightcove Inc.[a,b]	245,326	1,908,636
Carbonite Inc.[a,b]	136,090	1,942,004
Care.com Inc.[a,b]	49,280	408,038
ChannelAdvisor Corp.[a,b]	156,210	3,371,012
Cimpress NVa	252,017	18,860,952
comScore Inc.[a,b]	262,540	12,189,732
Constant Contact Inc.[a,b]	237,315	8,709,460
Cornerstone OnDemand Inc.[a,b]	402,484	14,167,437
Cvent Inc.[a,b]	135,901	3,783,484
Dealertrack Technologies Inc.[a,b]	339,884	15,060,260
Demandware Inc.[a,b]	227,536	13,092,421
Dice Holdings Inc.[a]	98,603	987,016
E2open Inc.[a,b]	176,574	1,696,876
Endurance International Group Holdings Inc.[a,b]	228,703	4,214,996
Envestnet Inc.[a,b]	257,901	12,673,255
Everyday Health Inc.[a]	51,110	753,873
Five9 Inc.[a,b]	82,395	369,130
Gogo Inc.[a,b]	422,072	6,976,850
GrubHub Inc.[a,b]	68,285	2,480,111
GTT Communications Inc.[a]	120,931	1,599,917
j2 Global Inc.[b]	360,004	22,320,248
LivePerson Inc.[a]	409,437	5,773,062
LogMeIn Inc.[a,b]	184,723	9,114,233
Marchex Inc. Class B	249,839	1,146,761
Marin Software Inc.[a,b]	203,757	1,723,784
Marketo Inc.[a,b]	194,865	6,375,983
NIC Inc.	494,230	8,891,198
OPOWER Inc.[a,b]	52,539	747,630
Perficient Inc.[a]	170,839	3,182,731
Q2 Holdings Inc.[a,b]	70,772	1,333,344
Reis Inc.[b]	3,676	96,201
Rocket Fuel Inc.[a,b]	139,332	2,246,032
SciQuest Inc.[a]	208,092	3,006,929
Shutterstock Inc.[a,b]	115,514	7,982,017
SPS Commerce Inc.[a,b]	123,312	6,983,159
Stamps.com Inc.[a]	98,388	4,721,640
Textura Corp.[a,b]	141,215	4,020,391
Travelzoo Inc.[a]	54,595	688,989
TrueCar Inc.[a,b]	61,000	1,396,900
Trulia Inc.[a,b]	260,112	11,972,955
Unwired Planet Inc.[a]	730,110	730,110
Web.com Group Inc.[a,b]	392,535	7,454,240
WebMD Health Corp.[a,b]	293,505	11,608,123
Wix.com Ltd.[a]	107,317	2,253,657
XO Group Inc.[a]	202,817	3,693,298
Xoom Corp.[a,b]	235,221	4,118,720
Zix Corp.[a,b]	456,185	1,642,266

		266,762,662
IT SERVICES — 3.64%
Blackhawk Network Holdings Inc.[a,b]	398,205	15,450,354
Cardtronics Inc.[a,b]	336,863	12,996,175
Cass Information Systems Inc.	86,948	4,629,981

259

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2014

Security	Shares	Value

CSG Systems International Inc.	107,085	$2,684,621
EPAM Systems Inc.[a,b]	269,638	12,875,214
Euronet Worldwide Inc.[a,b]	385,800	21,180,420
EVERTEC Inc.	497,539	11,010,538
ExlService Holdings Inc.[a]	105,324	3,023,852
Forrester Research Inc.	82,883	3,262,275
Hackett Group Inc. (The)	40,985	360,258
Heartland Payment Systems Inc.	271,231	14,632,912
Higher One Holdings Inc.[a]	93,559	393,883
iGATE Corp.[a]	278,727	11,004,142
Information Services Group Inc.[a,b]	241,731	1,020,105
Lionbridge Technologies Inc.[a]	491,784	2,827,758
Luxoft Holding Inc.[a,b]	60,306	2,322,384
MAXIMUS Inc.	512,438	28,102,100
NeuStar Inc. Class Aa,b	141,101	3,922,608
Sapient Corp.[a]	858,896	21,369,332
Science Applications International Corp.	301,170	14,916,950
Sykes Enterprises Inc.[a]	26,019	610,666
Syntel Inc.[a]	235,124	10,575,878
TeleTech Holdings Inc.[a]	69,739	1,651,420
Unisys Corp.[a,b]	235,057	6,929,480
Virtusa Corp.[a,b]	196,881	8,204,031
WEX Inc.[a,b]	293,318	29,015,017

		244,972,354
LEISURE EQUIPMENT & PRODUCTS — 0.49%
Arctic Cat Inc.	35,560	1,262,380
Brunswick Corp.	351,048	17,994,720
Escalade Inc.	15,428	232,809
Malibu Boats Inc. Class Aa,b	62,465	1,203,701
Marine Products Corp.	77,727	656,016
Nautilus Inc.[a]	147,605	2,240,644
Smith & Wesson Holding Corp.[a,b]	420,690	3,983,934
Sturm Ruger & Co. Inc.[b]	146,392	5,069,555

		32,643,759
LIFE SCIENCES TOOLS & SERVICES — 0.90%
Accelerate Diagnostics Inc.[a,b]	170,963	3,280,780
Affymetrix Inc.[a,b]	142,053	1,402,063
Cambrex Corp.[a]	233,414	5,046,411
Enzo Biochem Inc.[a]	271,573	1,205,784
Fluidigm Corp.[a,b]	213,342	7,196,026
Furiex Pharmaceuticals Inc.[b]	47,364	473,640
INC Research Holdings Inc.[a]	61,396	1,577,263
Luminex Corp.[a,b]	283,011	5,309,286
NanoString Technologies Inc.[a,b]	74,800	1,041,964
Pacific Biosciences of California Inc.[a,b]	440,070	3,450,149
PAREXEL International Corp.[a,b]	430,562	23,922,025
PRA Health Sciences Inc.[a,b]	128,564	3,113,820
Sequenom Inc.[a,b]	885,785	3,277,404

		60,296,615
MACHINERY — 4.11%
Accuride Corp.[a]	273,799	1,188,288
Albany International Corp. Class A	24,148	917,382
Altra Industrial Motion Corp.	206,208	5,854,245
American Railcar Industries Inc.	67,514	3,476,971
ARC Group Worldwide Inc.[a,b]	22,707	230,249
Blount International Inc.[a]	375,077	6,590,103
Chart Industries Inc.[a,b]	230,949	7,898,456

Security	Shares	Value

CIRCOR International Inc.	120,692	$7,275,314
CLARCOR Inc.	359,919	23,985,002
Columbus McKinnon Corp.	16,150	452,846
Commercial Vehicle Group Inc.[a,b]	197,161	1,313,092
Douglas Dynamics Inc.	149,776	3,209,700
Dynamic Materials Corp.	6,042	96,793
Energy Recovery Inc.[a,b]	90,351	476,150
EnPro Industries Inc.[a,b]	172,114	10,801,875
ExOne Co. (The)[a,b]	75,758	1,272,734
Global Brass & Copper Holdings Inc.	145,914	1,920,228
Gorman-Rupp Co. (The)	144,040	4,626,565
Graham Corp.	75,630	2,175,875
Greenbrier Companies Inc. (The)[b]	209,022	11,230,752
Harsco Corp.	611,701	11,555,032
Hillenbrand Inc.	475,594	16,407,993
Hyster-Yale Materials Handling Inc.	78,036	5,712,235
John Bean Technologies Corp.	221,642	7,283,156
Kadant Inc.	11,407	486,965
Lindsay Corp.[b]	77,711	6,662,941
Lydall Inc.[a,b]	111,665	3,664,845
Manitex International Inc.[a,b]	108,860	1,383,611
Meritor Inc.[a]	392,806	5,951,011
Miller Industries Inc.	4,836	100,540
Mueller Industries Inc.	279,043	9,526,528
Mueller Water Products Inc. Class A	1,206,835	12,357,990
NN Inc.	125,198	2,574,071
Omega Flex Inc.	20,974	793,027
Proto Labs Inc.[a,b]	171,444	11,514,179
RBC Bearings Inc.	176,123	11,365,217
Rexnord Corp.[a]	568,954	16,050,192
Standex International Corp.	69,861	5,397,461
Sun Hydraulics Corp.	168,639	6,641,004
Tennant Co.	139,583	10,073,705
TriMas Corp.[a,b]	302,968	9,479,869
Twin Disc Inc.	44,135	876,521
Wabash National Corp.[a]	521,150	6,441,414
Watts Water Technologies Inc. Class A	13,089	830,366
Woodward Inc.	335,303	16,506,967
Xerium Technologies Inc.[a]	80,647	1,272,610

		275,902,070
MARINE — 0.06%
Matson Inc.	112,543	3,884,984

		3,884,984
MEDIA — 1.00%
Carmike Cinemas Inc.[a]	183,871	4,830,291
Cinedigm Corp.[a,b]	128,563	208,272
Crown Media Holdings Inc. Class Aa	212,088	750,791
Cumulus Media Inc. Class Aa,b	736,347	3,114,748
Entravision Communications Corp. Class A	418,154	2,709,638
Eros International PLC[a,b]	60,031	1,270,256
Global Eagle Entertainment Inc.[a,b]	231,022	3,144,209
Global Sources Ltd.[a,b]	16,880	107,357
Gray Television Inc.[a]	373,368	4,181,722
Loral Space & Communications Inc.[a]	99,127	7,802,286
Martha Stewart Living Omnimedia Inc. Class Aa,b	166,399	717,180
MDC Partners Inc.	81,183	1,844,478
National CineMedia Inc.	103,519	1,487,568
Nexstar Broadcasting Group Inc.	231,961	12,013,260
Radio One Inc. Class Da	171,055	285,662

260

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2014

Security	Shares	Value

ReachLocal Inc.[a,b]	59,524	$204,762
Rentrak Corp.[a,b]	68,739	5,005,574
Saga Communications Inc. Class A	5,504	239,314
Sinclair Broadcast Group Inc. Class Ab	520,067	14,229,033
Townsquare Media Inc.[a]	40,018	528,238
World Wrestling Entertainment Inc. Class Ab	226,368	2,793,381

		67,468,020
METALS & MINING — 0.68%
Coeur Mining Inc.[a,b]	219,042	1,119,305
Globe Specialty Metals Inc.	484,591	8,349,503
Gold Resource Corp.	291,028	983,675
Handy & Harman Ltd.[a]	4,610	212,198
Haynes International Inc.	4,849	235,176
Horsehead Holding Corp.[a,b]	51,811	820,168
Materion Corp.	62,104	2,187,924
Olympic Steel Inc.	12,843	228,348
RTI International Metals Inc.[a]	13,889	350,836
Ryerson Holding Corp.[a]	15,118	150,122
Stillwater Mining Co.[a,b]	850,251	12,532,700
SunCoke Energy Inc.	348,585	6,741,634
Walter Energy Inc.[b]	124,300	171,534
Worthington Industries Inc.	389,690	11,725,772

		45,808,895
MULTILINE RETAIL — 0.22%
Burlington Stores Inc.[a,b]	193,917	9,164,517
Tuesday Morning Corp.[a,b]	269,020	5,837,734

		15,002,251
OIL, GAS & CONSUMABLE FUELS — 2.23%
Abraxas Petroleum Corp.[a,b]	703,692	2,068,854
Adams Resources & Energy Inc.	933	46,603
Alon USA Energy Inc.	54,493	690,426
Apco Oil and Gas International Inc.[a]	10,648	149,391
Approach Resources Inc.[a,b]	127,071	811,984
Bonanza Creek Energy Inc.[a,b]	248,905	5,973,720
BPZ Resources Inc.[a,b]	391,601	113,173
Carrizo Oil & Gas Inc.[a,b]	344,543	14,332,989
Clayton Williams Energy Inc.[a,b]	45,051	2,874,254
Clean Energy Fuels Corp.[a,b]	294,383	1,470,443
Delek US Holdings Inc.	233,674	6,374,627
Diamondback Energy Inc.[a,b]	317,219	18,963,352
Eclipse Resources Corp.[a,b]	108,175	760,470
Evolution Petroleum Corp.	145,191	1,078,769
EXCO Resources Inc.[b]	446,546	969,005
FX Energy Inc.[a,b]	394,999	612,248
GasLog Ltd.[b]	61,774	1,257,101
Gastar Exploration Inc.[a]	492,191	1,186,180
Goodrich Petroleum Corp.[a,b]	265,327	1,178,052
Green Plains Inc.	240,778	5,966,479
Isramco Inc.[a,b]	6,808	939,504
Jones Energy Inc. Class Aa,b	86,608	988,197
Magnum Hunter Resources Corp.[a,b]	1,505,574	4,727,502
Matador Resources Co.[a,b]	315,395	6,380,441
Miller Energy Resources Inc.[a,b]	15,302	19,128
Pacific Ethanol Inc.[a,b]	13,821	142,771
Panhandle Oil and Gas Inc.	105,922	2,465,864
Parsley Energy Inc. Class Aa	404,838	6,461,215
PDC Energy Inc.[a,b]	19,058	786,524

Security	Shares	Value

PetroQuest Energy Inc.[a]	397,770	$1,487,660
Quicksilver Resources Inc.[a,b]	119,929	23,770
REX American Resources Corp.[a,b]	38,091	2,360,499
Rex Energy Corp.[a,b]	365,980	1,866,498
Ring Energy Inc.[a,b]	151,575	1,591,538
Rosetta Resources Inc.[a,b]	59,290	1,322,760
RSP Permian Inc.[a,b]	48,901	1,229,371
Sanchez Energy Corp.[a,b]	231,504	2,150,672
SemGroup Corp. Class A	322,633	22,064,871
Solazyme Inc.[a,b]	578,676	1,492,984
Synergy Resources Corp.[a,b]	504,737	6,329,402
TransAtlantic Petroleum Ltd.[a,b]	86,506	466,267
Triangle Petroleum Corp.[a,b]	289,347	1,383,079
Vertex Energy Inc.[a,b]	99,840	418,330
W&T Offshore Inc.	105,574	774,913
Western Refining Inc.	402,562	15,208,792

		149,960,672
PAPER & FOREST PRODUCTS — 0.87%
Boise Cascade Co.[a]	298,541	11,090,798
Clearwater Paper Corp.[a]	154,704	10,604,959
Deltic Timber Corp.	84,681	5,792,181
KapStone Paper and Packaging Corp.	640,336	18,768,248
Neenah Paper Inc.	64,594	3,893,080
P.H. Glatfelter Co.	122,467	3,131,481
Schweitzer-Mauduit International Inc.	36,068	1,525,676
Wausau Paper Corp.	297,650	3,384,281

		58,190,704
PERSONAL PRODUCTS — 0.18%
Female Health Co. (The)	113,411	444,571
IGI Laboratories Inc.[a,b]	247,402	2,177,138
Inter Parfums Inc.	8,605	236,207
Medifast Inc.[a]	91,751	3,078,246
Revlon Inc. Class Aa,b	20,145	688,153
Synutra International Inc.[a,b]	115,797	704,046
USANA Health Sciences Inc.[a,b]	43,287	4,440,813

		11,769,174
PHARMACEUTICALS — 3.51%
AcelRx Pharmaceuticals Inc.[a,b]	184,436	1,241,254
Achaogen Inc.[a]	51,070	666,464
Aerie Pharmaceuticals Inc.[a,b]	79,188	2,311,498
Akorn Inc.[a,b]	472,017	17,087,015
Alimera Sciences Inc.[a,b]	207,587	1,150,032
Amphastar Pharmaceuticals Inc.[a,b]	61,747	716,883
Ampio Pharmaceuticals Inc.[a,b]	315,272	1,081,383
ANI Pharmaceuticals Inc.[a,b]	52,278	2,947,956
Aratana Therapeutics Inc.[a,b]	215,681	3,843,435
Auxilium Pharmaceuticals Inc.[a,b]	380,099	13,069,704
AVANIR Pharmaceuticals Inc. Class Aa	1,459,211	24,733,627
Bio-Path Holdings Inc.[a,b]	543,212	1,444,944
BioDelivery Sciences International Inc.[a,b]	315,791	3,795,808
Catalent Inc.[a,b]	332,452	9,268,762
Cempra Inc.[a,b]	186,617	4,387,366
Corcept Therapeutics Inc.[a,b]	392,801	1,178,403
Depomed Inc.[a]	437,780	7,052,636
Dermira Inc.[a]	51,440	931,578
Egalet Corp.[a,b]	29,273	166,563
Endocyte Inc.[a,b]	285,883	1,798,204

261

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2014

Security	Shares	Value

Horizon Pharma PLC[a]	494,436	$6,373,280
Impax Laboratories Inc.[a,b]	103,280	3,271,910
Intersect ENT Inc.[a,b]	25,615	475,158
Intra-Cellular Therapies Inc.[a]	126,575	2,234,049
Lannett Co. Inc.[a,b]	195,675	8,390,544
Medicines Co. (The)[a]	447,206	12,374,190
Nektar Therapeutics[a]	542,474	8,408,347
Omeros Corp.[a,b]	239,875	5,944,103
Pacira Pharmaceuticals Inc.[a,b]	269,911	23,930,309
Pain Therapeutics Inc.[a]	281,594	571,636
Pernix Therapeutics Holdings Inc.[a,b]	255,070	2,395,107
Phibro Animal Health Corp.	112,517	3,549,911
POZEN Inc.[a]	211,554	1,692,432
Prestige Brands Holdings Inc.[a,b]	392,448	13,625,795
Relypsa Inc.[a]	128,416	3,955,213
Repros Therapeutics Inc.[a,b]	183,585	1,830,343
Revance Therapeutics Inc.[a]	39,758	673,501
Sagent Pharmaceuticals Inc.[a,b]	132,773	3,333,930
SciClone Pharmaceuticals Inc.[a,b]	237,603	2,081,402
Sucampo Pharmaceuticals Inc. Class Aa,b	137,523	1,963,828
Supernus Pharmaceuticals Inc.[a,b]	225,788	1,874,040
Tetraphase Pharmaceuticals Inc.[a,b]	197,447	7,840,620
TherapeuticsMD Inc.[a,b]	824,770	3,670,227
Theravance Biopharma Inc.[a]	170,989	2,551,156
Theravance Inc.[b]	589,826	8,346,038
VIVUS Inc.[a,b]	682,274	1,964,949
XenoPort Inc.[a]	55,322	485,174
Zogenix Inc.[a,b]	964,563	1,321,451
ZS Pharma Inc.[a,b]	44,911	1,866,950

		235,869,108
PROFESSIONAL SERVICES — 1.57%
Advisory Board Co. (The)[a,b]	277,206	13,577,550
Barrett Business Services Inc.	54,642	1,497,191
Corporate Executive Board Co. (The)	255,907	18,560,935
Corporate Resource Services Inc.[a,b]	129,999	155,999
Exponent Inc.	99,170	8,181,525
Franklin Covey Co.[a]	45,981	890,192
GP Strategies Corp.[a,b]	67,248	2,281,725
Hill International Inc.[a]	178,425	685,152
Huron Consulting Group Inc.[a]	18,831	1,287,852
Insperity Inc.	172,863	5,858,327
Kforce Inc.	188,434	4,546,912
Korn/Ferry International[a]	194,467	5,592,871
Mistras Group Inc.[a]	123,969	2,272,352
On Assignment Inc.[a,b]	411,487	13,657,253
Paylocity Holding Corp.[a,b]	19,018	496,560
RPX Corp.[a]	41,895	577,313
TriNet Group Inc.[a,b]	37,952	1,187,139
TrueBlue Inc.[a]	311,873	6,939,174
WageWorks Inc.[a,b]	265,842	17,165,418

		105,411,440
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.90%
Alexander’s Inc.[b]	14,957	6,538,901
American Assets Trust Inc.	46,846	1,864,939
Aviv REIT Inc.[b]	11,476	395,692
CareTrust REIT Inc.	141,847	1,748,974
CoreSite Realty Corp.	159,889	6,243,665
DuPont Fabros Technology Inc.[b]	153,548	5,103,936
EastGroup Properties Inc.[b]	215,241	13,629,060

Security	Shares	Value

Empire State Realty Trust Inc. Class Ab	694,010	$12,200,696
Glimcher Realty Trust	932,951	12,818,747
National Health Investors Inc.	283,380	19,825,265
Potlatch Corp.	307,452	12,873,015
PS Business Parks Inc.	74,532	5,928,275
QTS Realty Trust Inc. Class Ab	91,488	3,095,954
Ryman Hospitality Properties Inc.[b]	168,266	8,874,349
Sabra Health Care REIT Inc.	384,523	11,677,963
Saul Centers Inc.[b]	64,330	3,679,033
Sovran Self Storage Inc.	216,768	18,906,505
Strategic Hotels & Resorts Inc.[a,b]	1,548,816	20,490,836
Sun Communities Inc.[b]	363,463	21,974,973
UMH Properties Inc.	18,323	174,985
Universal Health Realty Income Trust	83,618	4,023,698
Urstadt Biddle Properties Inc. Class A	118,852	2,600,482

		194,669,943
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.24%
Altisource Asset Management Corp.[a]	8,715	2,702,696
Altisource Portfolio Solutions SAa,b	100,407	3,392,753
Consolidated-Tomoka Land Co.	8,578	478,653
Forestar Group Inc.[a]	23,296	358,758
Kennedy-Wilson Holdings Inc.	44,091	1,115,502
Marcus & Millichap Inc.[a]	61,917	2,058,740
St. Joe Co. (The)[a,b]	332,825	6,120,652
Tejon Ranch Co.[a,b]	6,790	200,033

		16,427,787
ROAD & RAIL — 1.07%
ArcBest Corp.	180,957	8,390,976
Celadon Group Inc.	10,397	235,908
Heartland Express Inc.	411,816	11,123,150
Knight Transportation Inc.	452,336	15,225,630
Marten Transport Ltd.	73,966	1,616,897
P.A.M. Transportation Services Inc.[a]	4,483	232,399
Quality Distribution Inc.[a]	52,477	558,355
Roadrunner Transportation Systems Inc.[a]	77,801	1,816,653
Saia Inc.[a,b]	187,419	10,375,516
Swift Transportation Co.[a,b]	643,873	18,434,084
Universal Truckload Services Inc.	30,399	866,676
Werner Enterprises Inc.	71,923	2,240,401
YRC Worldwide Inc.[a,b]	42,373	952,969

		72,069,614
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.93%
Advanced Energy Industries Inc.[a,b]	283,634	6,722,126
Ambarella Inc.[a,b]	217,794	11,046,512
Amkor Technology Inc.[a]	335,785	2,384,073
Applied Micro Circuits Corp.[a,b]	595,118	3,880,169
Brooks Automation Inc.	35,094	447,448
Cabot Microelectronics Corp.[a]	153,000	7,239,960
Cascade Microtech Inc.[a]	5,929	86,623
Cavium Inc.[a,b]	399,997	24,727,815
Cirrus Logic Inc.[a,b]	139,623	3,290,914
Cypress Semiconductor Corp.[b]	1,194,303	17,054,647
Diodes Inc.[a]	190,061	5,239,982
Entegris Inc.[a]	581,448	7,680,928
Entropic Communications Inc.[a]	44,101	111,575
Exar Corp.[a,b]	40,639	414,518
Inphi Corp.[a,b]	237,313	4,385,544

262

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2014

Security	Shares	Value

Integrated Device Technology Inc.[a,b]	742,469	$14,552,392
Lattice Semiconductor Corp.[a,b]	890,851	6,137,963
M/A-COM Technology Solutions Holdings Inc.[a,b]	90,477	2,830,121
MaxLinear Inc. Class Aa,b	215,225	1,594,817
Micrel Inc.	337,305	4,894,296
Microsemi Corp.[a]	487,659	13,839,762
Monolithic Power Systems Inc.	292,386	14,543,280
Nanometrics Inc.[a]	102,893	1,730,660
NVE Corp.[a]	15,103	1,069,141
PDF Solutions Inc.[a,b]	229,731	3,413,803
PMC-Sierra Inc.[a]	413,711	3,789,593
Power Integrations Inc.	230,422	11,922,034
QuickLogic Corp.[a,b]	384,157	1,206,253
Rambus Inc.[a,b]	861,809	9,557,462
RF Micro Devices Inc.[a,b]	2,165,810	35,930,788
Rubicon Technology Inc.[a,b]	20,917	95,591
Rudolph Technologies Inc.[a]	31,768	324,987
Semtech Corp.[a]	509,138	14,036,935
Silicon Image Inc.[a]	302,545	1,670,048
Silicon Laboratories Inc.[a]	226,486	10,785,263
Spansion Inc. Class Aa	457,182	15,644,768
Synaptics Inc.[a,b]	272,746	18,775,835
Tessera Technologies Inc.	237,984	8,510,308
TriQuint Semiconductor Inc.[a]	1,296,781	35,726,317
Ultra Clean Holdings Inc.[a]	68,779	638,269
Ultratech Inc.[a,b]	37,970	704,723
Vitesse Semiconductor Corp.[a]	390,045	1,474,370
Xcerra Corp.[a]	160,729	1,472,278

		331,584,891
SOFTWARE — 7.26%
A10 Networks Inc.[a,b]	85,951	374,746
ACI Worldwide Inc.[a,b]	861,516	17,376,778
Advent Software Inc.	389,863	11,945,402
American Software Inc./GA Class A	183,500	1,671,685
Aspen Technology Inc.[a,b]	697,009	24,409,255
AVG Technologies[a,b]	265,816	5,247,208
Barracuda Networks Inc.[a,b]	61,318	2,197,637
Blackbaud Inc.	349,555	15,121,749
Bottomline Technologies Inc.[a,b]	249,782	6,314,489
BroadSoft Inc.[a,b]	217,498	6,311,792
Callidus Software Inc.[a,b]	367,786	6,005,945
CommVault Systems Inc.[a]	357,279	18,467,752
Comverse Inc.[a]	169,333	3,180,074
Covisint Corp.[a,b]	28,145	74,584
Cyan Inc.[a]	203,228	508,070
Digimarc Corp.	50,816	1,379,654
Ellie Mae Inc.[a,b]	213,702	8,616,465
EnerNOC Inc.[a,b]	50,371	778,232
EPIQ Systems Inc.	14,393	245,832
ePlus Inc.[a]	1,853	140,254
Fair Isaac Corp.	243,419	17,599,194
FleetMatics Group PLC[a]	282,906	10,040,334
Gigamon Inc.[a]	185,405	3,287,231
Globant SAa,b	35,653	556,900
Glu Mobile Inc.[a,b]	614,962	2,398,352
Guidance Software Inc.[a,b]	131,848	955,898
Guidewire Software Inc.[a,b]	514,352	26,041,642
HubSpot Inc.[a]	30,822	1,035,927
Imperva Inc.[a]	168,170	8,312,643
Infoblox Inc.[a,b]	355,242	7,179,441
Interactive Intelligence Group Inc.[a,b]	127,293	6,097,335

Security	Shares	Value

Jive Software Inc.[a,b]	321,693	$1,939,809
Kofax Ltd.[a]	558,698	3,927,647
Manhattan Associates Inc.[a,b]	573,742	23,362,774
Mavenir Systems Inc.[a,b]	86,705	1,175,720
MicroStrategy Inc. Class Aa	68,735	11,162,564
MobileIron Inc.[a]	65,306	650,448
Model N Inc.[a]	106,833	1,134,566
Monotype Imaging Holdings Inc.	300,519	8,663,963
NetScout Systems Inc.[a]	276,127	10,089,681
Park City Group Inc.[a,b]	70,649	637,254
Pegasystems Inc.	269,125	5,589,726
Proofpoint Inc.[a,b]	280,173	13,512,744
PROS Holdings Inc.[a,b]	179,394	4,929,747
QAD Inc. Class A	38,870	879,239
QLIK Technologies Inc.[a,b]	678,663	20,963,900
Qualys Inc.[a,b]	152,039	5,739,472
Rally Software Development Corp.[a,b]	191,798	2,180,743
RealPage Inc.[a,b]	392,044	8,609,286
Rubicon Project Inc. (The)[a,b]	53,526	863,910
Sapiens International Corp.[a]	30,128	222,043
Silver Spring Networks Inc.[a,b]	250,032	2,107,770
SS&C Technologies Holdings Inc.	515,605	30,157,736
Synchronoss Technologies Inc.[a,b]	267,261	11,187,545
Take-Two Interactive Software Inc.[a,b]	48,149	1,349,617
Tangoe Inc.[a,b]	291,561	3,799,040
TiVo Inc.[a,b]	266,851	3,159,516
TubeMogul Inc.[a,b]	9,665	217,946
Tyler Technologies Inc.[a]	249,864	27,345,116
Ultimate Software Group Inc. (The)[a,b]	214,575	31,502,829
Varonis Systems Inc.[a,b]	36,239	1,189,726
Vasco Data Security International Inc.[a,b]	224,408	6,330,550
Verint Systems Inc.[a]	427,872	24,936,380
VirnetX Holding Corp.[a,b]	317,680	1,744,063
Vringo Inc.[a,b]	456,154	250,930
Yodlee Inc.[a]	37,578	458,452
Zendesk Inc.[a,b]	79,656	1,941,217

		487,786,169
SPECIALTY RETAIL — 3.45%
America’s Car-Mart Inc.[a]	8,771	468,196
ANN INC.[a]	354,653	12,937,741
Asbury Automotive Group Inc.[a]	232,093	17,620,500
Boot Barn Holdings Inc.[a,b]	19,509	355,064
Brown Shoe Co. Inc.	161,005	5,176,311
Buckle Inc. (The)[b]	213,607	11,218,640
Build-A-Bear Workshop Inc.[a,b]	69,351	1,393,955
Cato Corp. (The) Class A	32,327	1,363,553
Christopher & Banks Corp.[a,b]	276,046	1,576,223
Conn’s Inc.[a,b]	211,003	3,943,646
Container Store Group Inc. (The)[a,b]	130,979	2,505,628
Destination Maternity Corp.	14,016	223,555
Destination XL Group Inc.[a]	45,314	247,414
Express Inc.[a]	36,797	540,548
Finish Line Inc. (The) Class A	92,280	2,243,327
Five Below Inc.[a,b]	410,767	16,771,617
Francesca’s Holdings Corp.[a,b]	319,597	5,337,270
Genesco Inc.[a,b]	16,554	1,268,367
Group 1 Automotive Inc.	33,953	3,042,868
hhgregg Inc.[a,b]	33,774	255,669
Hibbett Sports Inc.[a,b]	196,239	9,503,855
Kirkland’s Inc.[a,b]	64,187	1,517,381
Lithia Motors Inc. Class A	172,861	14,985,320

263

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2014

Security	Shares	Value

Lumber Liquidators Holdings Inc.[a,b]	207,744	$13,775,505
Mattress Firm Holding Corp.[a,b]	113,927	6,616,880
Men’s Wearhouse Inc. (The)	289,039	12,761,072
Monro Muffler Brake Inc.	238,647	13,793,797
New York & Co. Inc.[a]	98,737	260,666
Outerwall Inc.[a,b]	143,376	10,784,743
Pacific Sunwear of California Inc.[a]	301,143	656,492
Pier 1 Imports Inc.	716,257	11,030,358
Restoration Hardware Holdings Inc.[a,b]	236,025	22,660,760
Select Comfort Corp.[a,b]	411,149	11,113,357
Sportsman’s Warehouse Holdings Inc.[a,b]	26,762	195,898
Tile Shop Holdings Inc. (The)[a,b]	214,897	1,908,285
Vitamin Shoppe Inc.[a,b]	118,085	5,736,569
Winmark Corp.	18,363	1,596,112
Zumiez Inc.[a,b]	124,621	4,814,109

		232,201,251
TEXTILES, APPAREL & LUXURY GOODS — 1.50%
Columbia Sportswear Co.	141,259	6,291,676
Crocs Inc.[a]	81,119	1,013,176
Culp Inc.	8,605	186,556
G-III Apparel Group Ltd.[a,b]	145,343	14,681,097
Iconix Brand Group Inc.[a,b]	124,823	4,217,769
Movado Group Inc.	63,255	1,794,544
Oxford Industries Inc.	110,018	6,074,094
Quiksilver Inc.[a,b]	645,338	1,426,197
Sequential Brands Group Inc.[a,b]	104,039	1,359,790
SKECHERS U.S.A. Inc. Class Aa,b	219,069	12,103,562
Steven Madden Ltd.[a]	441,295	14,046,420
Tumi Holdings Inc.[a,b]	382,337	9,072,857
Vera Bradley Inc.[a,b]	166,214	3,387,441
Vince Holding Corp.[a]	84,975	2,221,247
Wolverine World Wide Inc.	767,812	22,627,420

		100,503,846
THRIFTS & MORTGAGE FINANCE — 0.54%
BofI Holding Inc.[a,b]	107,985	8,402,313
Essent Group Ltd.[a,b]	336,857	8,660,593
Kearny Financial Corp.[a]	10,366	142,532
Meridian Bancorp Inc.[a]	157,473	1,766,847
MGIC Investment Corp.[a]	1,069,727	9,969,856
Radian Group Inc.[b]	290,146	4,851,241
Stonegate Mortgage Corp.[a,b]	15,508	185,476
Tree.com Inc.[a]	22,442	1,084,846
United Financial Bancorp Inc.	62,124	892,101

		35,955,805
TOBACCO — 0.12%
22nd Century Group Inc.[a,b]	340,706	562,165
Vector Group Ltd.[b]	356,721	7,601,724

		8,163,889
TRADING COMPANIES & DISTRIBUTORS — 0.94%
Aceto Corp.	31,921	692,686
Aircastle Ltd.[b]	147,042	3,142,287
Applied Industrial Technologies Inc.	115,458	5,263,730
Beacon Roofing Supply Inc.[a]	81,971	2,278,794
DXP Enterprises Inc.[a]	97,892	4,946,483
General Finance Corp.[a]	81,970	808,224

Security	Shares	Value

H&E Equipment Services Inc.	237,806	$6,679,970
Kaman Corp.	106,270	4,260,364
Neff Corp.[a,b]	22,043	248,425
Rush Enterprises Inc. Class Aa,b	216,791	6,948,152
Stock Building Supply Holdings Inc.[a]	107,849	1,652,247
TAL International Group Inc.	88,146	3,840,521
Textainer Group Holdings Ltd.[b]	39,240	1,346,717
Titan Machinery Inc.[a,b]	20,231	282,020
Watsco Inc.	195,588	20,927,916

		63,318,536
TRANSPORTATION INFRASTRUCTURE — 0.01%
Wesco Aircraft Holdings Inc.[a,b]	66,678	932,158

		932,158
WATER UTILITIES — 0.04%
American States Water Co.	19,806	745,894
SJW Corp.	23,356	750,195
York Water Co. (The)	59,684	1,385,265

		2,881,354
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Leap Wireless International Inc.	88,918	224,073
NTELOS Holdings Corp.	55,140	231,037
RingCentral Inc. Class Aa	213,223	3,181,287
Shenandoah Telecommunications Co.	156,937	4,904,281

		8,540,678

TOTAL COMMON STOCKS (Cost: $6,587,350,795)		6,713,902,020

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	39,666	1

		1

TOTAL WARRANTS (Cost: $0)		1

SHORT-TERM INVESTMENTS — 22.51%

MONEY MARKET FUNDS — 22.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	1,422,722,044	1,422,722,044
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	86,723,715	86,723,715

264

Schedule of Investments  (unaudited) (continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,413,333	3,413,333

		1,512,859,092

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,512,859,092)		1,512,859,092

TOTAL INVESTMENTS IN SECURITIES — 122.39% (Cost: $8,100,209,887)		8,226,761,113
Other Assets, Less Liabilities — (22.39)%		(1,505,189,067)

NET ASSETS — 100.00%		$6,721,572,046

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:
Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	30	Mar. 2015	ICE Markets Equity	$3,602,100	$147,280

See accompanying notes to schedules of investments.

265

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.34%
AAR Corp.	279,173	$7,755,426
AeroVironment Inc.[a,b]	61,563	1,677,592
American Science and Engineering Inc.	49,205	2,553,739
Cubic Corp.	137,057	7,214,680
Curtiss-Wright Corp.	251,189	17,731,432
DigitalGlobe Inc.[a,b]	530,717	16,436,305
Ducommun Inc.[a]	47,551	1,202,089
Engility Holdings Inc.[a]	123,491	5,285,415
Erickson Inc.[a,b]	43,011	358,712
Esterline Technologies Corp.[a,b]	223,796	24,545,945
Keyw Holding Corp. (The)[a,b]	232,517	2,413,526
Kratos Defense & Security Solutions Inc.[a,b]	318,025	1,596,486
LMI Aerospace Inc.[a,b]	74,301	1,047,644
Moog Inc. Class Aa,b	269,651	19,962,264
National Presto Industries Inc.[b]	34,370	1,994,835
Orbital Sciences Corp.[a]	425,303	11,436,398
SIFCO Industries Inc.	14,410	420,052
Teledyne Technologies Inc.[a,b]	204,068	20,965,946

		144,598,486
AIR FREIGHT & LOGISTICS — 0.51%
Air Transport Services Group Inc.[a]	363,138	3,108,461
Atlas Air Worldwide Holdings Inc.[a,b]	176,807	8,716,585
UTi Worldwide Inc.[a,b]	644,393	7,777,824
XPO Logistics Inc.[a,b]	296,340	12,114,379

		31,717,249
AIRLINES — 0.60%
JetBlue Airways Corp.[a,b]	1,502,239	23,825,511
Republic Airways Holdings Inc.[a]	348,113	5,078,969
SkyWest Inc.	357,176	4,743,297
Virgin America Inc.[a,b]	84,770	3,666,302

		37,314,079
AUTO COMPONENTS — 0.82%
Cooper Tire & Rubber Co.	370,356	12,832,836
Cooper-Standard Holding Inc.[a,b]	90,867	5,259,382
Dana Holding Corp.	597,718	12,994,389
Federal-Mogul Holdings Corp.[a]	204,885	3,296,600
Fuel Systems Solutions Inc.[a,b]	100,899	1,103,835
Modine Manufacturing Co.[a,b]	235,247	3,199,359
Remy International Inc.	200,258	4,189,397
Shiloh Industries Inc.[a]	3,430	53,954
Spartan Motors Inc.	245,515	1,291,409
Standard Motor Products Inc.	56,745	2,163,119
Stoneridge Inc.[a,b]	46,180	593,875
Strattec Security Corp.	5,258	434,206
Superior Industries International Inc.	164,147	3,248,469

		50,660,830
BEVERAGES — 0.01%
Coca-Cola Bottling Co. Consolidated	2,793	245,868

Security	Shares	Value

Craft Brew Alliance Inc.[a,b]	14,587	$194,590

		440,458
BIOTECHNOLOGY — 0.95%
ACADIA Pharmaceuticals Inc.[a,b]	44,226	1,404,176
Achillion Pharmaceuticals Inc.[a]	540,103	6,616,262
Adamas Pharmaceuticals Inc.[a,b]	1,578	27,410
Agenus Inc.[a,b]	92,462	367,074
AMAG Pharmaceuticals Inc.[a]	48,111	2,050,491
Anacor Pharmaceuticals Inc.[a,b]	146,889	4,737,170
Ardelyx Inc.[a]	4,377	82,682
Array BioPharma Inc.[a,b]	174,611	825,910
Atara Biotherapeutics Inc.[a]	5,045	134,954
Avalanche Biotechnologies Inc.[a,b]	6,091	328,914
BioCryst Pharmaceuticals Inc.[a,b]	102,596	1,247,567
Calithera Biosciences Inc.[a]	7,021	141,824
Celldex Therapeutics Inc.[a,b]	59,702	1,089,562
Cellular Dynamics International Inc.[a]	4,618	29,694
ChemoCentryx Inc.[a,b]	194,450	1,328,094
Coherus Biosciences Inc.[a]	5,966	97,365
Cytokinetics Inc.[a]	245,916	1,969,787
Cytori Therapeutics Inc.[a,b]	154,485	75,497
CytRx Corp.[a,b]	283,879	777,828
Dynavax Technologies Corp.[a,b]	185,616	3,129,486
Emergent BioSolutions Inc.[a,b]	178,538	4,861,590
FibroGen Inc.[a]	8,175	223,505
Geron Corp.[a,b]	1,092,189	3,549,614
Hyperion Therapeutics Inc.[a]	19,730	473,520
Idera Pharmaceuticals Inc.[a,b]	37,663	166,094
Immune Design Corp.[a,b]	5,355	164,827
Immunomedics Inc.[a,b]	51,983	249,518
Inovio Pharmaceuticals Inc.[a,b]	47,463	435,710
Kite Pharma Inc.[a,b]	7,602	438,407
Lexicon Pharmaceuticals Inc.[a,b]	158,278	144,017
Loxo Oncology Inc.[a]	3,213	37,753
Merrimack Pharmaceuticals Inc.[a,b]	39,077	441,570
Navidea Biopharmaceuticals Inc.[a,b]	234,647	443,483
NeoStem Inc.[a,b]	91,833	346,210
NPS Pharmaceuticals Inc.[a,b]	52,224	1,868,052
Osiris Therapeutics Inc.[a,b]	11,999	191,864
Otonomy Inc.[a,b]	6,336	211,179
OvaScience Inc.[a,b]	108,033	4,777,219
Peregrine Pharmaceuticals Inc.[a,b]	87,804	122,048
Progenics Pharmaceuticals Inc.[a,b]	378,731	2,863,206
Prothena Corp. PLC[a]	139,585	2,897,785
PTC Therapeutics Inc.[a,b]	22,181	1,148,310
Radius Health Inc.[a,b]	4,988	194,083
Rigel Pharmaceuticals Inc.[a]	622,834	1,413,833
Sage Therapeutics Inc.[a]	5,070	185,562
Spectrum Pharmaceuticals Inc.[a]	355,530	2,463,823
T2 Biosystems Inc.[a,b]	7,771	149,514
Threshold Pharmaceuticals Inc.[a,b]	20,788	66,106
Tokai Pharmaceuticals Inc.[a,b]	5,186	76,442
Verastem Inc.[a,b]	131,587	1,202,705
Vitae Pharmaceuticals Inc.[a]	4,918	81,836
XOMA Corp.[a,b]	106,721	383,128
Zafgen Inc.[a]	6,091	187,846

		58,922,106
BUILDING PRODUCTS — 0.71%
Advanced Drainage Systems Inc.	38,475	884,156

266

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

Apogee Enterprises Inc.	82,763	$3,506,668
Gibraltar Industries Inc.[a,b]	214,661	3,490,388
Griffon Corp.	223,754	2,975,928
Insteel Industries Inc.	10,511	247,849
Masonite International Corp.[a,b]	179,135	11,009,637
Ply Gem Holdings Inc.[a,b]	23,363	326,615
Quanex Building Products Corp.	244,252	4,587,053
Simpson Manufacturing Co. Inc.	270,431	9,356,913
Universal Forest Products Inc.	141,312	7,517,798

		43,903,005
CAPITAL MARKETS — 1.63%
Arlington Asset Investment Corp. Class Ab	150,250	3,998,152
Ashford Inc.[a,b]	5,689	534,766
BGC Partners Inc. Class A	892,149	8,163,163
Calamos Asset Management Inc. Class A	121,504	1,618,433
CIFC Corp.	40,602	335,779
Cowen Group Inc. Class Aa,b	818,628	3,929,414
FBR & Co.[a]	57,320	1,409,499
Fifth Street Asset Management Inc.[a]	18,130	252,914
FXCM Inc. Class A	320,566	5,311,779
GFI Group Inc.	544,461	2,967,312
INTL FCStone Inc.[a,b]	84,464	1,737,424
Investment Technology Group Inc.[a]	253,263	5,272,936
Janus Capital Group Inc.	1,051,670	16,963,437
KCG Holdings Inc. Class Aa	313,829	3,656,108
Manning & Napier Inc.	97,161	1,342,765
Medley Management Inc.	18,130	266,511
Moelis & Co.	45,818	1,600,423
OM Asset Management PLC[a]	73,212	1,188,963
Oppenheimer Holdings Inc. Class A	72,403	1,683,370
Piper Jaffray Companies Inc.[a]	115,159	6,689,586
Safeguard Scientifics Inc.[a,b]	146,729	2,908,169
Stifel Financial Corp.[a]	460,606	23,500,118
SWS Group Inc.[a,b]	207,620	1,434,654
Walter Investment Management Corp.[a,b]	266,004	4,391,726

		101,157,401
CHEMICALS — 2.23%
A. Schulman Inc.	156,943	6,360,900
Advanced Emissions Solutions Inc.[a,b]	7,854	178,993
American Vanguard Corp.	204,373	2,374,814
Axiall Corp.	491,881	20,890,186
Chase Corp.	5,088	183,117
FutureFuel Corp.	127,346	1,658,045
Hawkins Inc.	63,662	2,758,474
Innophos Holdings Inc.	64,198	3,752,373
Innospec Inc.	135,981	5,806,389
Intrepid Potash Inc.[a,b]	392,201	5,443,750
KMG Chemicals Inc.	68,293	1,365,860
Kraton Performance Polymers Inc.[a]	229,445	4,770,162
Kronos Worldwide Inc.	130,706	1,701,792
Landec Corp.[a,b]	190,346	2,628,678
LSB Industries Inc.[a,b]	134,994	4,244,211
Minerals Technologies Inc.	174,961	12,151,041
Olin Corp.	555,270	12,643,498
OM Group Inc.	226,238	6,741,892
Quaker Chemical Corp.	28,816	2,652,225
Sensient Technologies Corp.	327,752	19,776,556
Stepan Co.	73,961	2,964,357
Trecora Resources[a,b]	14,091	207,138

Security	Shares	Value

Tredegar Corp.	173,248	$3,896,347
Trinseo SAa,b	63,023	1,099,751
Tronox Ltd. Class A	431,345	10,300,519
Zep Inc.	118,827	1,800,229

		138,351,297
COMMERCIAL BANKS — 14.58%
1st Source Corp.	106,699	3,660,843
American National Bankshares Inc.	56,287	1,396,480
Ameris Bancorp	176,837	4,534,101
Ames National Corp.	58,676	1,522,055
Arrow Financial Corp.	77,803	2,138,805
Banc of California Inc.	234,395	2,688,511
BancFirst Corp.	49,464	3,135,523
Banco Latinoamericano de Comercio Exterior SA Class E	209,280	6,299,328
Bancorp Inc. (The)[a,b]	235,286	2,562,265
BancorpSouth Inc.	675,519	15,205,933
Bank of Kentucky Financial Corp. (The)	44,729	2,159,069
Bank of Marin Bancorp	42,105	2,214,302
Banner Corp.	137,232	5,903,721
BBCN Bancorp Inc.	561,310	8,071,638
Blue Hills Bancorp Inc.[a]	202,838	2,754,540
BNC Bancorp	141,996	2,443,751
Boston Private Financial Holdings Inc.	564,272	7,600,744
Bridge Bancorp Inc.	82,747	2,213,482
Bridge Capital Holdings[a]	68,234	1,527,077
Bryn Mawr Bank Corp.	97,326	3,046,304
C1 Financial Inc.[a]	23,181	423,981
Camden National Corp.	52,780	2,102,755
Capital Bank Financial Corp.[a,b]	161,964	4,340,635
Capital City Bank Group Inc.	75,790	1,177,777
Cardinal Financial Corp.	211,847	4,200,926
Cascade Bancorp[a]	221,023	1,147,109
Cathay General Bancorp	559,962	14,329,428
CenterState Banks Inc.	253,600	3,020,376
Central Pacific Financial Corp.	121,039	2,602,339
Century Bancorp Inc. Class A	24,813	994,009
Chemical Financial Corp.	231,624	7,096,959
Citizens & Northern Corp.	88,497	1,829,233
City Holding Co.	110,458	5,139,611
CNB Financial Corp.	102,984	1,905,204
CoBiz Financial Inc.	249,207	3,272,088
Columbia Banking System Inc.	403,425	11,138,564
Community Bank System Inc.	285,611	10,890,347
Community Trust Bancorp Inc.	109,094	3,993,931
CommunityOne Bancorp.[a]	77,068	882,429
ConnectOne Bancorp Inc.	159,532	3,031,108
CU Bancorp[a]	71,060	1,541,291
Customers Bancorp Inc.[a,b]	180,622	3,514,904
CVB Financial Corp.	744,023	11,919,248
Eagle Bancorp Inc.[a]	48,580	1,725,562
Enterprise Bancorp Inc.	53,272	1,345,118
Enterprise Financial Services Corp.	140,529	2,772,637
F.N.B. Corp.	1,221,279	16,267,436
FCB Financial Holdings Inc.[a]	58,694	1,446,220
Fidelity Southern Corp.	117,910	1,899,530
Financial Institutions Inc.	98,568	2,478,985
First Bancorp (North Carolina)	140,124	2,588,090
First Bancorp (Puerto Rico)[a]	728,080	4,273,830
First Bancorp Inc. (Maine)	68,324	1,235,981
First Busey Corp.	504,105	3,281,724
First Business Financial Services Inc.	28,041	1,343,444

267

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

First Citizens BancShares Inc. Class A	53,214	$13,451,967
First Commonwealth Financial Corp.	662,105	6,104,608
First Community Bancshares Inc.	116,558	1,919,710
First Connecticut Bancorp Inc.	114,959	1,876,131
First Financial Bancorp	406,578	7,558,285
First Financial Bankshares Inc.[b]	202,117	6,039,256
First Financial Corp.	81,679	2,909,406
First Interstate BancSystem Inc.	126,030	3,506,155
First Merchants Corp.	253,491	5,766,920
First Midwest Bancorp Inc.	531,560	9,094,992
First NBC Bank Holding Co.[a,b]	103,977	3,659,990
First of Long Island Corp. (The)	85,933	2,437,919
FirstMerit Corp.	1,163,195	21,972,754
Flushing Financial Corp.	211,430	4,285,686
German American Bancorp Inc.	93,979	2,868,239
Glacier Bancorp Inc.	523,743	14,544,343
Great Southern Bancorp Inc.	73,728	2,924,790
Great Western Bancorp Inc.[a]	130,206	2,967,395
Green Bancorp Inc.[a]	33,375	401,835
Guaranty Bancorp	104,944	1,515,391
Hampton Roads Bankshares Inc.[a,b]	243,644	409,322
Hancock Holding Co.	578,816	17,769,651
Hanmi Financial Corp.	223,864	4,882,474
Heartland Financial USA Inc.	111,905	3,032,626
Heritage Commerce Corp.	148,306	1,309,542
Heritage Financial Corp.	210,344	3,691,537
Heritage Oaks Bancorp	159,720	1,340,051
Hilltop Holdings Inc.[a]	475,335	9,482,933
Home Bancshares Inc.	74,343	2,390,871
HomeTrust Bancshares Inc.[a]	148,408	2,472,477
Horizon Bancorp	65,529	1,712,928
Hudson Valley Holding Corp.	104,847	2,847,645
IBERIABANK Corp.	221,012	14,332,628
Independent Bank Corp. (Massachusetts)	168,403	7,209,332
Independent Bank Corp. (Michigan)	134,765	1,758,683
Independent Bank Group Inc.	37,206	1,453,266
International Bancshares Corp.	381,572	10,126,921
Investors Bancorp Inc.	2,219,971	24,919,175
Lakeland Bancorp Inc.	269,698	3,155,467
Lakeland Financial Corp.	116,291	5,055,170
LegacyTexas Financial Group Inc.	250,397	5,971,968
Macatawa Bank Corp.	186,642	1,015,333
MainSource Financial Group Inc.	145,322	3,040,136
MB Financial Inc.	467,118	15,349,498
Mercantile Bank Corp.	119,708	2,516,262
Merchants Bancshares Inc.	36,685	1,123,662
Metro Bancorp Inc.[a]	100,899	2,615,302
MidSouth Bancorp Inc.	59,359	1,029,285
MidWestOne Financial Group Inc.	49,715	1,432,289
National Bank Holdings Corp. Class A	262,581	5,096,697
National Bankshares Inc.	49,483	1,503,788
National Penn Bancshares Inc.	869,277	9,149,140
NBT Bancorp Inc.	308,163	8,095,442
NewBridge Bancorp[a,b]	238,977	2,081,490
Northrim BanCorp Inc.	48,632	1,276,104
OFG Bancorp	316,669	5,272,539
Old Line Bancshares Inc.	59,565	942,318
Old National Bancorp	827,480	12,312,902
Opus Bank[a,b]	36,441	1,033,831
Pacific Continental Corp.	127,978	1,814,728
Pacific Premier Bancorp Inc.[a]	122,624	2,125,074
Palmetto Bancshares Inc.	31,957	533,682
Park National Corp.	90,259	7,986,116

Security	Shares	Value

Park Sterling Corp.	317,835	$2,336,087
Peapack-Gladstone Financial Corp.	85,648	1,589,627
Penns Woods Bancorp Inc.	34,305	1,689,864
Peoples Bancorp Inc.	96,681	2,506,938
Peoples Financial Services Corp.	53,651	2,665,382
Pinnacle Financial Partners Inc.	249,540	9,866,812
Preferred Bank	83,495	2,328,676
PrivateBancorp Inc.	503,836	16,828,122
Prosperity Bancshares Inc.	490,547	27,156,682
Renasant Corp.	221,720	6,414,360
Republic Bancorp Inc. Class A	70,581	1,744,762
Republic First Bancorp Inc.[a,b]	219,896	824,610
S&T Bancorp Inc.	209,390	6,241,916
Sandy Spring Bancorp Inc.	178,206	4,647,613
Seacoast Banking Corp. of Florida[a]	136,413	1,875,679
ServisFirst Bancshares Inc.	10,980	361,791
Sierra Bancorp	86,468	1,518,378
Simmons First National Corp. Class A	114,137	4,639,669
South State Corp.	169,399	11,363,285
Southside Bancshares Inc.[b]	170,638	4,933,141
Southwest Bancorp Inc.	140,826	2,444,739
Square 1 Financial Inc.[a,b]	33,671	831,674
State Bank Financial Corp.	224,706	4,489,626
Sterling Bancorp	589,977	8,483,869
Stock Yards Bancorp Inc.	104,318	3,477,962
Stonegate Bank	70,744	2,095,437
Suffolk Bancorp	82,386	1,870,986
Sun Bancorp Inc./NJa	60,438	1,172,497
Susquehanna Bancshares Inc.	1,319,834	17,725,371
Talmer Bancorp Inc. Class A	127,429	1,789,103
Texas Capital Bancshares Inc.[a,b]	207,701	11,284,395
Tompkins Financial Corp.	104,593	5,783,993
TowneBank	210,147	3,177,423
TriCo Bancshares	159,579	3,941,601
Tristate Capital Holdings Inc.[a]	156,964	1,607,311
Triumph Bancorp Inc.[a]	54,525	738,814
Trustmark Corp.	473,743	11,625,653
UMB Financial Corp.	265,408	15,099,061
Umpqua Holdings Corp.	1,171,967	19,935,159
Union Bankshares Corp.	326,426	7,860,338
United Bankshares Inc./WV	485,908	18,197,255
United Community Banks Inc.	352,117	6,669,096
Univest Corp. of Pennsylvania	115,581	2,339,359
Valley National Bancorp	1,595,030	15,487,741
Washington Trust Bancorp Inc.	104,474	4,197,765
Webster Financial Corp.	635,340	20,667,610
WesBanco Inc.	184,408	6,417,398
West Bancorporation Inc.	113,761	1,936,212
Westamerica Bancorp[b]	184,273	9,033,062
Western Alliance Bancorp[a]	247,727	6,886,811
Wilshire Bancorp Inc.	493,892	5,003,126
Wintrust Financial Corp.	327,381	15,308,336
Yadkin Financial Corp.[a,b]	144,688	2,843,119

		902,662,634
COMMERCIAL SERVICES & SUPPLIES — 2.43%
ABM Industries Inc.	392,318	11,239,911
ACCO Brands Corp.[a]	798,279	7,192,494
Brady Corp. Class A	338,702	9,260,113
Brink’s Co. (The)	341,867	8,344,973
Casella Waste Systems Inc. Class Aa,b	30,632	123,753
CECO Environmental Corp.	149,554	2,324,069

268

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

Cenveo Inc.[a,b]	247,001	$518,702
Civeo Corp.	663,816	2,728,284
Deluxe Corp.	170,347	10,604,101
Ennis Inc.	185,995	2,505,353
G&K Services Inc. Class A	139,971	9,916,945
Heritage-Crystal Clean Inc.[a,b]	6,314	77,852
HNI Corp.	24,667	1,259,497
InnerWorkings Inc.[a]	234,552	1,827,160
Kimball International Inc. Class B	244,058	2,225,809
Matthews International Corp. Class A	209,209	10,182,202
McGrath RentCorp	182,149	6,531,863
Mobile Mini Inc.	302,298	12,246,092
Multi-Color Corp.	46,692	2,587,671
NL Industries Inc.	48,625	418,175
Performant Financial Corp.[a,b]	11,405	75,843
Quad Graphics Inc.	193,187	4,435,573
SP Plus Corp.[a]	7,113	179,461
Tetra Tech Inc.	427,487	11,413,903
UniFirst Corp.	103,685	12,592,543
United Stationers Inc.	276,682	11,664,913
Viad Corp.	142,461	3,798,010
West Corp.	127,483	4,206,939

		150,482,204
COMMUNICATIONS EQUIPMENT — 0.84%
ADTRAN Inc.	191,086	4,165,675
Bel Fuse Inc. Class B	71,388	1,951,748
Black Box Corp.	110,699	2,645,706
Calix Inc.[a,b]	294,806	2,953,956
Comtech Telecommunications Corp.	106,592	3,359,780
Digi International Inc.[a]	170,366	1,582,700
Emulex Corp.[a]	501,674	2,844,492
Extreme Networks Inc.[a,b]	217,268	766,956
Finisar Corp.[a,b]	42,094	817,044
Harmonic Inc.[a]	537,238	3,766,038
Infinera Corp.[a,b]	132,358	1,948,310
Ixia[a,b]	355,323	3,997,384
KVH Industries Inc.[a,b]	20,974	265,321
NETGEAR Inc.[a]	242,415	8,625,126
Numerex Corp. Class Aa,b	18,579	205,484
Oclaro Inc.[a,b]	665,397	1,184,407
Plantronics Inc.	35,669	1,891,170
Polycom Inc.[a]	528,445	7,134,007
Procera Networks Inc.[a,b]	126,549	909,887
TESSCO Technologies Inc.	38,282	1,110,178

		52,125,369
COMPUTERS & PERIPHERALS — 0.22%
Eastman Kodak Co.[a,b]	125,474	2,724,041
Intevac Inc.[a]	169,951	1,320,519
QLogic Corp.[a]	610,592	8,133,086
Quantum Corp.[a,b]	926,561	1,630,747

		13,808,393
CONSTRUCTION & ENGINEERING — 1.02%
Aegion Corp.[a]	242,427	4,511,566
Ameresco Inc. Class Aa	141,496	990,472
Argan Inc.	54,072	1,818,982
Comfort Systems USA Inc.	212,633	3,640,277
Dycom Industries Inc.[a]	26,626	934,306

Security	Shares	Value

EMCOR Group Inc.	473,300	$21,057,117
Granite Construction Inc.	274,458	10,434,893
Great Lakes Dredge & Dock Corp.[a]	385,230	3,297,569
Layne Christensen Co.[a,b]	141,156	1,346,628
MYR Group Inc.[a]	148,745	4,075,613
Northwest Pipe Co.[a,b]	67,674	2,038,341
Orion Marine Group Inc.[a,b]	195,076	2,155,590
Sterling Construction Co. Inc.[a,b]	124,622	796,335
Tutor Perini Corp.[a]	263,493	6,342,277

		63,439,966
CONSTRUCTION MATERIALS — 0.00%
United States Lime & Minerals Inc.	1,065	77,596

		77,596
CONSUMER FINANCE — 0.60%
Cash America International Inc.	196,558	4,446,142
Consumer Portfolio Services Inc.[a]	149,343	1,099,164
Encore Capital Group Inc.[a,b]	58,124	2,580,706
Enova International Inc.[a]	180,865	4,026,055
EZCORP Inc. Class A NVS[a,b]	359,197	4,220,565
Green Dot Corp. Class Aa,b	218,841	4,484,052
JG Wentworth Co.[a]	83,713	892,381
Nelnet Inc. Class A	146,668	6,795,128
Nicholas Financial Inc.[a]	73,558	1,096,014
Regional Management Corp.[a,b]	75,832	1,198,904
Springleaf Holdings Inc.[a,b]	172,129	6,225,906

		37,065,017
CONTAINERS & PACKAGING — 0.16%
AEP Industries Inc.[a]	3,299	191,837
Berry Plastics Group Inc.[a]	275,274	8,684,895
UFP Technologies Inc.[a]	43,277	1,063,965

		9,940,697
DISTRIBUTORS — 0.19%
Core-Mark Holding Co. Inc.	145,534	9,012,921
VOXX International Corp.[a,b]	138,669	1,214,740
Weyco Group Inc.	47,027	1,395,291

		11,622,952
DIVERSIFIED CONSUMER SERVICES — 0.76%
2U Inc.[a,b]	44,397	872,845
American Public Education Inc.[a]	6,966	256,837
Ascent Media Corp. Class Aa,b	97,761	5,174,490
Bridgepoint Education Inc.[a,b]	117,579	1,330,994
Career Education Corp.[a]	477,824	3,325,655
Carriage Services Inc.	95,275	1,996,011
Chegg Inc.[a,b]	512,691	3,542,695
Houghton Mifflin Harcourt Co.[a,b]	766,772	15,879,848
ITT Educational Services Inc.[a,b]	153,017	1,470,493
K12 Inc.[a]	141,045	1,674,204
Regis Corp.[a]	307,093	5,146,879
Steiner Leisure Ltd.[a]	95,898	4,431,447
Universal Technical Institute Inc.	154,329	1,518,597
Weight Watchers International Inc.[a,b]	15,933	395,776

		47,016,771

269

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.29%
GAIN Capital Holdings Inc.	164,545	$1,484,196
Marlin Business Services Corp.	59,611	1,223,814
NewStar Financial Inc.[a,b]	190,096	2,433,229
PHH Corp.[a,b]	356,234	8,535,367
PICO Holdings Inc.[a,b]	161,804	3,050,005
Resource America Inc. Class A	107,205	969,133
Tiptree Financial Inc.[a]	55,706	451,218

		18,146,962
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.68%
8x8 Inc.[a,b]	419,234	3,840,184
Atlantic Tele-Network Inc.	65,561	4,431,268
Cincinnati Bell Inc.[a]	1,112,718	3,549,570
Consolidated Communications Holdings Inc.	106,824	2,972,912
Fairpoint Communications Inc.[a]	31,592	448,922
Globalstar Inc.[a,b]	1,940,295	5,335,811
Hawaiian Telcom Holdco Inc.[a,b]	75,339	2,077,096
IDT Corp. Class B	10,265	208,482
inContact Inc.[a,b]	41,843	367,800
Intelsat SAa,b	144,289	2,504,857
Iridium Communications Inc.[a,b]	567,583	5,533,934
Lumos Networks Corp.	20,713	348,393
magicJack VocalTec Ltd.[a,b]	9,096	73,860
ORBCOMM Inc.[a,b]	388,797	2,542,732
Premiere Global Services Inc.[a,b]	292,362	3,104,885
Vonage Holdings Corp.[a]	1,219,105	4,644,790

		41,985,496
ELECTRIC UTILITIES — 2.74%
ALLETE Inc.	313,022	17,260,033
Cleco Corp.	424,613	23,158,393
El Paso Electric Co.	283,082	11,340,265
Empire District Electric Co. (The)	302,888	9,007,889
IDACORP Inc.	353,880	23,423,317
MGE Energy Inc.	243,411	11,101,976
NRG Yield Inc. Class A	166,624	7,854,655
Otter Tail Corp.	257,223	7,963,624
PNM Resources Inc.	560,311	16,602,015
Portland General Electric Co.	549,978	20,805,668
Spark Energy Inc.	20,262	285,491
UIL Holdings Corp.	397,670	17,314,552
Unitil Corp.	96,719	3,546,686

		169,664,564
ELECTRICAL EQUIPMENT — 0.66%
Encore Wire Corp.	35,380	1,320,735
EnerSys	251,170	15,502,212
Franklin Electric Co. Inc.	25,111	942,416
General Cable Corp.	342,682	5,105,962
Global Power Equipment Group Inc.	121,787	1,681,879
GrafTech International Ltd.[a,b]	820,207	4,150,247
LSI Industries Inc.	153,415	1,041,688
Plug Power Inc.[a,b]	1,162,908	3,488,724
Powell Industries Inc.	64,581	3,168,990
PowerSecure International Inc.[a,b]	158,993	1,852,269
Preformed Line Products Co.	17,592	961,051
Revolution Lighting Technologies Inc.[a,b]	15,514	20,944
TCP International Holdings Ltd.[a,b]	20,174	124,070
Vicor Corp.[a]	98,823	1,195,758

		40,556,945

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.61%
Agilysys Inc.[a]	104,362	$1,313,918
Anixter International Inc.[a]	105,372	9,321,207
Benchmark Electronics Inc.[a]	377,692	9,608,484
Checkpoint Systems Inc.[a]	290,913	3,994,236
Coherent Inc.[a]	162,384	9,859,956
CTS Corp.	236,226	4,211,910
CUI Global Inc.[a]	50,748	378,073
Daktronics Inc.	79,361	992,806
DTS Inc.[a]	86,943	2,673,497
Electro Rent Corp.	108,203	1,519,170
Electro Scientific Industries Inc.	174,305	1,352,607
Fabrinet[a,b]	245,272	4,351,125
FARO Technologies Inc.[a]	16,035	1,005,074
GSI Group Inc.[a]	216,099	3,180,977
II-VI Inc.[a,b]	369,731	5,046,828
Insight Enterprises Inc.[a]	288,386	7,466,314
Itron Inc.[a,b]	276,208	11,680,836
Kemet Corp.[a,b]	322,853	1,355,983
Kimball Electronics Inc.[a]	181,636	2,183,265
Littelfuse Inc.	22,735	2,197,792
Mercury Systems Inc.[a]	231,177	3,217,984
Multi-Fineline Electronix Inc.[a]	63,869	717,249
Newport Corp.[a]	30,985	592,123
OSI Systems Inc.[a]	108,781	7,698,431
Park Electrochemical Corp.	145,540	3,628,312
PC Connection Inc.	68,874	1,690,857
Plexus Corp.[a,b]	156,236	6,438,486
Rofin-Sinar Technologies Inc.[a]	197,455	5,680,780
Rogers Corp.[a]	91,747	7,471,876
Sanmina Corp.[a,b]	578,809	13,619,376
ScanSource Inc.[a]	201,077	8,075,252
Speed Commerce Inc.[a,b]	71,427	220,709
SYNNEX Corp.	178,325	13,937,882
TTM Technologies Inc.[a]	384,984	2,898,930
Viasystems Group Inc.[a]	34,420	560,358
Vishay Precision Group Inc.[a]	90,590	1,554,524

		161,697,187
ENERGY EQUIPMENT & SERVICES — 1.87%
Aspen Aerogels Inc.[a,b]	15,878	126,707
Bristow Group Inc.	250,319	16,468,487
C&J Energy Services Inc.[a]	47,209	623,631
CHC Group Ltd.[a]	238,472	767,880
Dawson Geophysical Co.	57,395	701,941
ERA Group Inc.[a]	144,709	3,060,595
Exterran Holdings Inc.	411,724	13,413,968
FMSA Holdings Inc.[a,b]	115,346	798,194
Forum Energy Technologies Inc.[a]	265,443	5,502,634
Geospace Technologies Corp.[a,b]	83,768	2,219,852
Gulf Island Fabrication Inc.	65,018	1,260,699
GulfMark Offshore Inc. Class A	188,377	4,600,166
Helix Energy Solutions Group Inc.[a,b]	742,399	16,110,058
Hercules Offshore Inc.[a,b]	1,142,488	1,142,488
Hornbeck Offshore Services Inc.[a,b]	256,301	6,399,836
Independence Contract Drilling Inc.[a]	47,831	249,678
ION Geophysical Corp.[a]	770,186	2,118,012
Key Energy Services Inc.[a]	933,955	1,559,705

270

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

McDermott International Inc.[a,b]	1,679,407	$4,887,074
Mitcham Industries Inc.[a]	90,289	535,414
Natural Gas Services Group Inc.[a,b]	88,659	2,042,703
Newpark Resources Inc.[a,b]	594,869	5,675,050
Nordic American Offshore Ltd.[a]	74,463	914,406
North Atlantic Drilling Ltd.[b]	381,783	622,306
Nuverra Environmental Solutions Inc.[a,b]	107,426	596,214
Parker Drilling Co.[a]	861,414	2,644,541
PHI Inc.[a,b]	82,855	3,098,777
Pioneer Energy Services Corp.[a]	125,884	697,397
SEACOR Holdings Inc.[a]	130,275	9,615,598
Tesco Corp.	224,833	2,882,359
TETRA Technologies Inc.[a,b]	558,000	3,727,440
Vantage Drilling Co.[a,b]	1,462,107	714,678

		115,778,488
FOOD & STAPLES RETAILING — 0.65%
Andersons Inc. (The)	15,062	800,395
Chefs’ Warehouse Inc. (The)[a,b]	23,254	535,772
Diplomat Pharmacy Inc.[a,b]	50,993	1,395,678
Ingles Markets Inc. Class A	91,972	3,411,241
Pantry Inc. (The)[a]	165,299	6,125,981
Roundy’s Inc.	279,058	1,350,641
Smart & Final Stores Inc.[a]	44,731	703,618
SpartanNash Co.	265,793	6,947,829
SUPERVALU Inc.[a,b]	1,425,394	13,826,322
Village Super Market Inc. Class A	47,921	1,311,598
Weis Markets Inc.	76,746	3,669,994

		40,079,069
FOOD PRODUCTS — 1.64%
Alico Inc.	19,231	962,127
B&G Foods Inc. Class A	19,450	581,555
Boulder Brands Inc.[a,b]	32,890	363,763
Chiquita Brands International Inc.[a]	335,646	4,853,441
Darling Ingredients Inc.[a]	929,623	16,881,954
Dean Foods Co.	656,933	12,731,362
Fresh Del Monte Produce Inc.[b]	254,967	8,554,143
Freshpet Inc.[a,b]	38,055	649,218
John B. Sanfilippo & Son Inc.	58,865	2,678,357
Lancaster Colony Corp.	48,254	4,518,505
Omega Protein Corp.[a]	148,746	1,572,245
Post Holdings Inc.[a,b]	308,999	12,943,968
Sanderson Farms Inc.[b]	23,438	1,969,378
Seaboard Corp.[a]	1,876	7,875,354
Seneca Foods Corp. Class Aa	58,130	1,571,254
Snyders-Lance Inc.	334,074	10,205,961
Tootsie Roll Industries Inc.	11,416	349,900
TreeHouse Foods Inc.[a,b]	142,488	12,186,999

		101,449,484
GAS UTILITIES — 2.25%
Chesapeake Utilities Corp.	101,904	5,060,553
Laclede Group Inc. (The)	303,366	16,139,071
New Jersey Resources Corp.	296,398	18,139,558
Northwest Natural Gas Co.	191,600	9,560,840
ONE GAS Inc.	365,602	15,070,114
Piedmont Natural Gas Co.	548,251	21,606,572
South Jersey Industries Inc.	231,862	13,663,628
Southwest Gas Corp.	327,128	20,219,782
WGL Holdings Inc.	365,112	19,942,417

		139,402,535

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.66%
Analogic Corp.	87,461	$7,400,075
AngioDynamics Inc.[a]	171,794	3,265,804
AtriCure Inc.[a,b]	51,042	1,018,798
CONMED Corp.	190,752	8,576,210
CryoLife Inc.	199,883	2,264,674
Cynosure Inc. Class Aa	102,668	2,815,157
Derma Sciences Inc.[a,b]	161,147	1,500,279
Exactech Inc.[a]	69,447	1,636,866
Greatbatch Inc.[a]	174,378	8,596,835
Haemonetics Corp.[a,b]	334,438	12,514,670
ICU Medical Inc.[a]	94,598	7,747,576
Integra LifeSciences Holdings Corp.[a,b]	103,852	5,631,894
Invacare Corp.	224,129	3,756,402
Merit Medical Systems Inc.[a]	302,344	5,239,621
Nevro Corp.[a]	10,426	403,173
NuVasive Inc.[a]	54,718	2,580,501
Ocular Therapeutix Inc.[a]	4,076	95,868
OraSure Technologies Inc.[a,b]	364,126	3,692,238
Orthofix International NVa	128,687	3,868,331
PhotoMedex Inc.[a,b]	92,503	141,530
Rockwell Medical Technologies Inc.[a,b]	290,941	2,990,873
Roka Bioscience Inc.[a,b]	4,452	19,633
RTI Surgical Inc.[a,b]	403,053	2,095,876
Second Sight Medical Products Inc.[a]	11,734	120,391
Sientra Inc.[a]	16,765	281,484
SurModics Inc.[a,b]	75,712	1,673,235
Symmetry Surgical Inc.[a]	66,695	519,554
Tornier NVa	251,362	6,409,731
TransEnterix Inc.[a]	185,224	539,002
Unilife Corp.[a,b]	134,431	450,344
Wright Medical Group Inc.[a,b]	186,602	5,013,996

		102,860,621
HEALTH CARE PROVIDERS & SERVICES — 2.20%
AAC Holdings Inc.[a]	18,067	558,632
Addus HomeCare Corp.[a]	41,165	999,074
Adeptus Health Inc. Class Aa,b	17,839	667,179
Alliance HealthCare Services Inc.[a]	25,482	534,867
Almost Family Inc.[a]	59,539	1,723,654
Amedisys Inc.[a,b]	192,381	5,646,382
AMN Healthcare Services Inc.[a]	327,459	6,418,196
AmSurg Corp.[a]	234,219	12,818,806
Bio-Reference Laboratories Inc.[a,b]	12,218	392,564
BioScrip Inc.[a,b]	486,368	3,399,712
BioTelemetry Inc.[a,b]	76,549	767,786
Civitas Solutions Inc.[a]	27,818	473,740
Cross Country Healthcare Inc.[a]	220,961	2,757,593
Ensign Group Inc. (The)	10,243	454,687
Five Star Quality Care Inc.[a]	306,286	1,271,087
Hanger Inc.[a,b]	247,822	5,427,302
HealthEquity Inc.[a,b]	46,586	1,185,614
HealthSouth Corp.	148,817	5,723,502
Healthways Inc.[a,b]	106,776	2,122,707
IPC The Hospitalist Co. Inc.[a,b]	51,803	2,377,240
Kindred Healthcare Inc.	490,933	8,925,162
LHC Group Inc.[a]	87,899	2,740,691
Magellan Health Inc.[a]	193,586	11,620,968

271

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

National Healthcare Corp.	73,271	$4,604,350
National Research Corp. Class A	8,833	123,574
Owens & Minor Inc.[b]	443,795	15,581,642
PharMerica Corp.[a,b]	209,287	4,334,334
RadNet Inc.[a]	13,249	113,146
Select Medical Holdings Corp.	34,867	502,085
Skilled Healthcare Group Inc. Class Aa	89,908	770,512
Surgical Care Affiliates Inc.[a]	4,816	162,058
Triple-S Management Corp. Class Ba,b	174,186	4,164,787
Trupanion Inc.[a,b]	59,518	412,460
Universal American Corp.[a]	300,664	2,790,162
WellCare Health Plans Inc.[a,b]	285,162	23,400,394

		135,966,649
HEALTH CARE TECHNOLOGY — 0.01%
Castlight Health Inc.[a,b]	16,267	190,324
Imprivata Inc.[a]	14,232	185,016
MedAssets Inc.[a]	25,159	497,142

		872,482
HOTELS, RESTAURANTS & LEISURE — 1.94%
Belmond Ltd.[a]	676,439	8,367,550
Biglari Holdings Inc.[a,b]	12,073	4,823,284
BJ’s Restaurants Inc.[a,b]	116,200	5,834,402
Bob Evans Farms Inc.	174,248	8,918,013
Boyd Gaming Corp.[a]	110,188	1,408,203
Bravo Brio Restaurant Group Inc.[a]	13,155	182,986
Caesars Acquisition Co.[a,b]	324,917	3,349,894
Caesars Entertainment Corp.[a,b]	311,338	4,884,893
Carrols Restaurant Group Inc.[a,b]	250,625	1,912,269
Churchill Downs Inc.	33,293	3,172,823
Cracker Barrel Old Country Store Inc.	8,543	1,202,513
Dave & Buster’s Entertainment Inc.[a]	10,237	279,470
Denny’s Corp.[a]	203,055	2,093,497
DineEquity Inc.	71,320	7,391,605
El Pollo Loco Holdings Inc.[a]	12,502	249,665
Empire Resorts Inc.[a,b]	107,233	832,128
Habit Restaurants Inc. (The)[a,b]	8,703	281,542
International Speedway Corp. Class A	196,023	6,204,128
Interval Leisure Group Inc.	64,919	1,356,158
Intrawest Resorts Holdings Inc.[a,b]	95,514	1,140,437
Isle of Capri Casinos Inc.[a,b]	154,294	1,291,441
La Quinta Holdings Inc.[a,b]	91,581	2,020,277
Life Time Fitness Inc.[a,b]	271,402	15,366,781
Marcus Corp. (The)	127,907	2,367,559
Marriott Vacations Worldwide Corp.	188,598	14,058,095
Monarch Casino & Resort Inc.[a]	67,558	1,120,787
Morgans Hotel Group Co.[a]	145,081	1,137,435
Penn National Gaming Inc.[a]	553,788	7,603,509
Ruby Tuesday Inc.[a,b]	437,077	2,989,607
Ruth’s Hospitality Group Inc.	92,202	1,383,030
Scientific Games Corp. Class Aa,b	130,077	1,655,880
Sonic Corp.	115,149	3,135,507
Speedway Motorsports Inc.	82,888	1,812,760

		119,828,128
HOUSEHOLD DURABLES — 1.51%
Beazer Homes USA Inc.[a,b]	109,241	2,114,906
Century Communities Inc.[a,b]	24,854	429,477
CSS Industries Inc.	66,145	1,828,248

Security	Shares	Value

Dixie Group Inc.[a,b]	24,264	$222,501
Ethan Allen Interiors Inc.[b]	177,587	5,499,869
Flexsteel Industries	34,859	1,124,203
Helen of Troy Ltd.[a,b]	124,750	8,116,235
Hovnanian Enterprises Inc. Class Aa,b	811,540	3,351,660
KB Home[b]	155,953	2,581,022
La-Z-Boy Inc.	55,147	1,480,145
LGI Homes Inc.[a,b]	79,076	1,179,814
Libbey Inc.[a]	9,622	302,516
Lifetime Brands Inc.	74,230	1,276,756
M.D.C. Holdings Inc.	275,255	7,286,000
M/I Homes Inc.[a,b]	170,564	3,916,149
Meritage Homes Corp.[a]	274,313	9,872,525
NACCO Industries Inc. Class A	32,147	1,908,246
New Home Co. Inc. (The)[a]	59,620	863,298
Ryland Group Inc. (The)	329,690	12,712,846
Skullcandy Inc.[a,b]	142,046	1,305,403
Standard-Pacific Corp.[a,b]	1,022,044	7,450,701
TRI Pointe Homes Inc.[a,b]	934,649	14,253,397
UCP Inc.[a]	55,604	583,842
WCI Communities Inc.[a,b]	83,324	1,631,484
William Lyon Homes Class Aa	109,514	2,219,849

		93,511,092
HOUSEHOLD PRODUCTS — 0.14%
Central Garden & Pet Co. Class Aa	277,517	2,650,287
Harbinger Group Inc.[a]	340,924	4,827,484
Oil-Dri Corp. of America	28,347	924,963
Orchids Paper Products Co.	10,845	315,698

		8,718,432
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.64%
Abengoa Yield PLC	190,665	5,208,968
Atlantic Power Corp.[b]	858,502	2,326,540
Dynegy Inc.[a]	864,437	26,235,663
Ormat Technologies Inc.	78,001	2,120,067
TerraForm Power Inc.	100,376	3,099,611
Vivint Solar Inc.[a,b]	91,257	841,390

		39,832,239
INSURANCE — 4.68%
Ambac Financial Group Inc.[a,b]	306,237	7,502,807
American Equity Investment Life Holding Co.	522,857	15,262,196
Amerisafe Inc.	131,377	5,565,130
AmTrust Financial Services Inc.[b]	60,193	3,385,856
Argo Group International Holdings Ltd.	183,472	10,177,192
Atlas Financial Holdings Inc.[a]	5,375	87,720
Baldwin & Lyons Inc. Class B	66,078	1,703,491
Citizens Inc.[a,b]	312,933	2,378,291
CNO Financial Group Inc.	1,442,602	24,841,606
Crawford & Co. Class B	139,680	1,435,910
Donegal Group Inc. Class A	57,984	926,584
EMC Insurance Group Inc.	35,875	1,272,128
Employers Holdings Inc.	94,790	2,228,513
Enstar Group Ltd.[a]	59,809	9,144,198
FBL Financial Group Inc. Class A	67,368	3,909,365
Federated National Holding Co.	9,762	235,850
Fidelity & Guaranty Life	80,112	1,944,318
First American Financial Corp.	751,563	25,477,986
Global Indemnity PLC[a]	58,177	1,650,482

272

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

Greenlight Capital Re Ltd. Class Aa,b	199,688	$6,519,813
Hallmark Financial Services Inc.[a]	100,894	1,219,809
HCI Group Inc.	19,784	855,460
Horace Mann Educators Corp.	285,640	9,477,535
Independence Holding Co.	54,791	764,334
Infinity Property and Casualty Corp.	51,049	3,944,046
Kansas City Life Insurance Co.	27,039	1,298,683
Kemper Corp.	326,452	11,788,182
Maiden Holdings Ltd.	313,955	4,015,484
Meadowbrook Insurance Group Inc.	356,420	3,015,313
Montpelier Re Holdings Ltd.[b]	256,424	9,185,108
National General Holdings Corp.	248,363	4,622,035
National Interstate Corp.	40,674	1,212,085
National Western Life Insurance Co. Class A	15,580	4,194,915
Navigators Group Inc. (The)[a]	73,723	5,406,845
OneBeacon Insurance Group Ltd. Class A	161,241	2,612,104
Phoenix Companies Inc. (The)[a,b]	40,551	2,792,747
Platinum Underwriters Holdings Ltd.	174,504	12,812,084
Primerica Inc.	384,230	20,848,320
RLI Corp.	302,394	14,938,264
Safety Insurance Group Inc.	91,363	5,848,146
Selective Insurance Group Inc.	394,653	10,722,722
State Auto Financial Corp.	107,832	2,396,027
State National Companies Inc.	139,078	1,666,154
Stewart Information Services Corp.	151,202	5,600,522
Symetra Financial Corp.	529,645	12,208,317
Third Point Reinsurance Ltd.[a]	399,737	5,792,189
United Fire Group Inc.	144,205	4,287,215
United Insurance Holdings Corp.	10,257	225,141
Universal Insurance Holdings Inc.	12,143	248,324

		289,647,546
INTERNET & CATALOG RETAIL — 0.37%
1-800-FLOWERS.COM Inc. Class Aa	176,653	1,455,621
EVINE Live Inc.[a]	205,800	1,356,222
FTD Companies Inc.[a,b]	119,203	4,150,648
Gaiam Inc. Class Aa	106,646	760,386
Lands’ End Inc.[a]	116,084	6,263,893
Orbitz Worldwide Inc.[a,b]	200,624	1,651,136
Shutterfly Inc.[a,b]	105,294	4,390,233
Travelport Worldwide Ltd.	117,823	2,120,814
Wayfair Inc.[a,b]	49,325	979,101

		23,128,054
INTERNET SOFTWARE & SERVICES — 0.87%
Actua Corp.[a,b]	289,494	5,346,954
Aerohive Networks Inc.[a,b]	36,899	177,115
Amber Road Inc.[a,b]	5,539	56,609
Bankrate Inc.[a,b]	425,737	5,291,911
Bazaarvoice Inc.[a,b]	206,019	1,656,393
Blucora Inc.[a,b]	295,049	4,086,429
Borderfree Inc.[a]	3,688	33,044
Dealertrack Technologies Inc.[a,b]	61,709	2,734,326
Demand Media Inc.[a]	62,160	380,419
Dice Holdings Inc.[a]	186,706	1,868,927
Digital River Inc.[a,b]	229,987	5,687,578
EarthLink Holdings Corp.	711,086	3,121,668
Everyday Health Inc.[a]	4,685	69,104
Five9 Inc.[a,b]	7,526	33,716
Internap Corp.[a,b]	386,395	3,075,704
IntraLinks Holdings Inc.[a]	272,787	3,246,165

Security	Shares	Value

Limelight Networks Inc.[a]	429,234	$1,188,978
Liquidity Services Inc.[a]	174,609	1,426,555
Millennial Media Inc.[a,b]	535,791	857,266
Monster Worldwide Inc.[a,b]	647,309	2,990,568
OPOWER Inc.[a,b]	4,801	68,318
Perficient Inc.[a]	85,593	1,594,598
Q2 Holdings Inc.[a]	6,112	115,150
QuinStreet Inc.[a,b]	247,022	1,499,424
RealNetworks Inc.[a]	163,518	1,151,167
Reis Inc.	55,187	1,444,244
Rightside Group Ltd.[a,b]	61,905	416,002
Stamps.com Inc.[a]	8,673	416,217
TechTarget Inc.[a,b]	117,839	1,339,829
Tremor Video Inc.[a,b]	252,137	723,633
Trulia Inc.[a,b]	18,364	845,295
YuMe Inc.[a,b]	128,862	649,464

		53,592,770
IT SERVICES — 1.29%
Acxiom Corp.[a,b]	540,348	10,952,854
CACI International Inc. Class Aa	165,260	14,242,107
CIBER Inc.[a]	552,402	1,961,027
Computer Task Group Inc.	107,042	1,020,110
Convergys Corp.	713,744	14,538,965
CSG Systems International Inc.	139,277	3,491,674
Datalink Corp.[a]	140,007	1,806,090
ExlService Holdings Inc.[a]	131,140	3,765,029
Global Cash Access Inc.[a]	468,229	3,347,837
Hackett Group Inc. (The)	138,340	1,216,009
Higher One Holdings Inc.[a]	151,699	638,653
ManTech International Corp. Class A	168,475	5,092,999
ModusLink Global Solutions Inc.[a,b]	263,453	987,949
MoneyGram International Inc.[a,b]	207,378	1,885,066
PRGX Global Inc.[a,b]	196,568	1,124,369
ServiceSource International Inc.[a,b]	486,470	2,276,680
Sykes Enterprises Inc.[a]	252,629	5,929,203
TeleTech Holdings Inc.[a]	60,480	1,432,166
Unisys Corp.[a,b]	141,347	4,166,910

		79,875,697
LEISURE EQUIPMENT & PRODUCTS — 0.50%
Arctic Cat Inc.	59,599	2,115,764
Black Diamond Inc.[a,b]	161,840	1,416,100
Brunswick Corp.	326,126	16,717,219
Callaway Golf Co.	540,998	4,165,685
Escalade Inc.	55,577	838,657
JAKKS Pacific Inc.[a,b]	132,921	903,863
Johnson Outdoors Inc. Class A	35,585	1,110,252
LeapFrog Enterprises Inc.[a,b]	464,440	2,192,157
Nautilus Inc.[a]	86,029	1,305,920

		30,765,617
LIFE SCIENCES TOOLS & SERVICES — 0.12%
Affymetrix Inc.[a,b]	380,312	3,753,679
Albany Molecular Research Inc.[a,b]	167,436	2,725,858
INC Research Holdings Inc.[a]	8,182	210,196
PRA Health Sciences Inc.[a]	17,125	414,768

		7,104,501

273

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

MACHINERY — 1.94%
Accuride Corp.[a]	21,702	$94,187
Actuant Corp. Class A	456,543	12,436,231
Alamo Group Inc.	47,011	2,277,213
Albany International Corp. Class A	175,193	6,655,582
American Railcar Industries Inc.	4,479	230,669
Astec Industries Inc.	132,792	5,220,054
Barnes Group Inc.	381,191	14,107,879
Briggs & Stratton Corp.	328,939	6,716,934
CIRCOR International Inc.	12,685	764,652
CLARCOR Inc.	20,433	1,361,655
Columbus McKinnon Corp.	122,881	3,445,583
Douglas Dynamics Inc.	18,815	403,206
Dynamic Materials Corp.	93,397	1,496,220
Energy Recovery Inc.[a,b]	187,298	987,061
ESCO Technologies Inc.	187,058	6,902,440
Federal Signal Corp.	443,221	6,843,332
FreightCar America Inc.	85,770	2,256,609
Global Brass & Copper Holdings Inc.	16,346	215,113
Hurco Companies Inc.	46,165	1,573,765
Kadant Inc.	68,523	2,925,247
L.B. Foster Co. Class A	71,974	3,495,777
Lindsay Corp.[b]	13,450	1,153,203
Lydall Inc.[a,b]	17,104	561,353
Meritor Inc.[a]	323,877	4,906,737
Miller Industries Inc.	75,786	1,575,591
Mueller Industries Inc.	137,950	4,709,613
NN Inc.	9,027	185,595
Standex International Corp.	25,721	1,987,205
Titan International Inc.	313,129	3,328,561
TriMas Corp.[a,b]	37,308	1,167,367
Twin Disc Inc.	16,340	324,512
Watts Water Technologies Inc. Class A	187,801	11,914,095
Woodward Inc.	155,175	7,639,265

		119,862,506
MARINE — 0.24%
Baltic Trading Ltd.[b]	349,700	877,747
International Shipholding Corp.	40,535	603,972
Knightsbridge Shipping Ltd.[b]	238,776	1,081,655
Matson Inc.	198,387	6,848,319
Navios Maritime Holdings Inc.	564,010	2,318,081
Safe Bulkers Inc.	276,579	1,081,424
Scorpio Bulkers Inc.[a,b]	949,628	1,870,767
Ultrapetrol (Bahamas) Ltd.[a,b]	152,642	326,654

		15,008,619
MEDIA — 1.85%
A.H. Belo Corp. Class A	131,629	1,366,309
AMC Entertainment Holdings Inc. Class A	146,810	3,843,486
Central European Media Enterprises Ltd. Class Aa,b	502,463	1,612,906
Cinedigm Corp.[a]	420,445	681,121
Crown Media Holdings Inc. Class Aa	43,326	153,374
Cumulus Media Inc. Class Aa,b	333,469	1,410,574
Daily Journal Corp.[a,b]	7,751	2,038,590
Dex Media Inc.[a,b]	105,871	949,663
E.W. Scripps Co. (The) Class Aa	219,399	4,903,568
Entercom Communications Corp. Class Aa	175,734	2,136,925
Entravision Communications Corp. Class A	22,181	143,733
Eros International PLC[a]	100,689	2,130,579

Security	Shares	Value

Global Eagle Entertainment Inc.[a,b]	66,128	$900,002
Global Sources Ltd.[a]	97,530	620,291
Harte-Hanks Inc.	350,294	2,711,276
Hemisphere Media Group Inc.[a,b]	59,428	801,684
Journal Communications Inc. Class Aa	312,310	3,569,703
Lee Enterprises Inc.[a,b]	380,985	1,402,025
Martha Stewart Living Omnimedia Inc. Class Aa	53,222	229,387
McClatchy Co. (The) Class Aa	434,256	1,441,730
MDC Partners Inc.	224,872	5,109,092
Media General Inc.[a,b]	383,515	6,416,206
Meredith Corp.	252,522	13,716,995
National CineMedia Inc.	332,878	4,783,457
New Media Investment Group Inc.	258,171	6,100,581
New York Times Co. (The) Class Ab	972,519	12,856,701
ReachLocal Inc.[a,b]	36,837	126,719
Reading International Inc. Class Aa	121,329	1,608,822
Rentrak Corp.[a,b]	5,718	416,385
Saga Communications Inc. Class A	20,514	891,949
Salem Communications Corp. Class A	77,752	608,021
Scholastic Corp.	186,177	6,780,566
SFX Entertainment Inc.[a,b]	314,065	1,422,714
Sizmek Inc.[a,b]	156,876	982,044
Time Inc.	775,632	19,088,303
Townsquare Media Inc.[a]	25,190	332,508

		114,287,989
METALS & MINING — 1.34%
A.M. Castle & Co.[a,b]	133,667	1,066,663
AK Steel Holding Corp.[a,b]	1,238,438	7,356,322
Allied Nevada Gold Corp.[a,b]	892,343	776,338
Ampco-Pittsburgh Corp.	59,132	1,138,291
Century Aluminum Co.[a,b]	360,235	8,789,734
Coeur Mining Inc.[a,b]	534,513	2,731,361
Commercial Metals Co.	827,743	13,483,933
Gerber Scientific Inc. Escrow[a]	173,399	1,734
Handy & Harman Ltd.[a]	24,731	1,138,368
Haynes International Inc.	81,911	3,972,684
Hecla Mining Co.	2,569,747	7,169,594
Horsehead Holding Corp.[a,b]	309,049	4,892,246
Kaiser Aluminum Corp.	126,326	9,023,466
Materion Corp.	88,863	3,130,643
Molycorp Inc.[a,b]	1,293,998	1,139,495
Noranda Aluminium Holding Corp.	315,212	1,109,546
Olympic Steel Inc.	52,524	933,877
RTI International Metals Inc.[a,b]	202,740	5,121,212
Ryerson Holding Corp.[a,b]	63,845	633,981
Schnitzer Steel Industries Inc. Class A	183,793	4,146,370
Stillwater Mining Co.[a,b]	53,777	792,673
SunCoke Energy Inc.	143,239	2,770,242
Universal Stainless & Alloy Products Inc.[a,b]	50,257	1,263,964
Walter Energy Inc.[b]	357,362	493,160

		83,075,897
MULTI-UTILITIES — 0.81%
Avista Corp.	423,237	14,961,428
Black Hills Corp.	313,936	16,651,165
NorthWestern Corp.	330,006	18,671,740

		50,284,333

274

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

MULTILINE RETAIL — 0.12%
Bon-Ton Stores Inc. (The)[b]	103,832	$769,395
Burlington Stores Inc.[a]	21,872	1,033,671
Fred’s Inc. Class A	257,599	4,484,798
Tuesday Morning Corp.[a,b]	56,884	1,234,383

		7,522,247
OIL, GAS & CONSUMABLE FUELS — 2.23%
Adams Resources & Energy Inc.	14,435	721,028
Alon USA Energy Inc.	134,007	1,697,869
Alpha Natural Resources Inc.[a,b]	1,574,015	2,628,605
American Eagle Energy Corp.[a,b]	216,234	134,627
Amyris Inc.[a,b]	192,394	396,332
Apco Oil and Gas International Inc.[a]	57,266	803,442
Approach Resources Inc.[a,b]	161,191	1,030,010
Arch Coal Inc.[b]	1,509,566	2,687,027
Ardmore Shipping Corp.	128,288	1,535,607
Bill Barrett Corp.[a,b]	351,350	4,001,876
BPZ Resources Inc.[a,b]	467,801	135,194
Callon Petroleum Co.[a]	391,704	2,134,787
Clean Energy Fuels Corp.[a,b]	223,454	1,116,153
Cloud Peak Energy Inc.[a,b]	425,330	3,904,529
Comstock Resources Inc.[b]	338,176	2,302,979
Contango Oil & Gas Co.[a,b]	121,381	3,549,180
Delek US Holdings Inc.	200,102	5,458,783
DHT Holdings Inc.	654,038	4,781,018
Dorian LPG Ltd.[a]	51,690	717,974
Eclipse Resources Corp.[a,b]	117,415	825,427
Emerald Oil Inc.[a,b]	405,340	486,408
Energy XXI Ltd.[b]	661,870	2,157,696
EXCO Resources Inc.[b]	667,442	1,448,349
Frontline Ltd.[a,b]	466,801	1,171,671
GasLog Ltd.[b]	239,393	4,871,648
Gastar Exploration Inc.[a]	25,794	62,164
Green Plains Inc.	41,052	1,017,269
Halcon Resources Corp.[a,b]	1,843,491	3,281,414
Hallador Energy Co.	73,337	807,440
Harvest Natural Resources Inc.[a,b]	299,232	541,610
Matador Resources Co.[a,b]	222,933	4,509,935
Midstates Petroleum Co. Inc.[a,b]	264,600	399,546
Miller Energy Resources Inc.[a,b]	199,045	248,806
Navios Maritime Acquisition Corp.	584,498	2,121,728
Nordic American Tankers Ltd.[b]	625,750	6,301,302
Northern Oil and Gas Inc.[a,b]	431,532	2,438,156
Pacific Ethanol Inc.[a,b]	158,719	1,639,567
PDC Energy Inc.[a,b]	233,091	9,619,666
Penn Virginia Corp.[a,b]	462,939	3,092,433
PetroCorp Inc. Escrow[a]	19,086	—
PetroQuest Energy Inc.[a]	39,572	147,999
Quicksilver Resources Inc.[a,b]	778,419	154,283
Renewable Energy Group Inc.[a,b]	245,506	2,383,863
Resolute Energy Corp.[a,b]	554,167	731,500
REX American Resources Corp.[a,b]	9,056	561,200
Rosetta Resources Inc.[a,b]	375,934	8,387,088
RSP Permian Inc.[a,b]	117,004	2,941,481
Sanchez Energy Corp.[a,b]	143,320	1,331,443
Scorpio Tankers Inc.	1,147,374	9,970,680
Ship Finance International Ltd.[b]	417,878	5,900,437
Stone Energy Corp.[a]	397,085	6,702,795
Swift Energy Co.[a,b]	311,594	1,261,956
Teekay Tankers Ltd. Class A	443,016	2,241,661

Security	Shares	Value

TransAtlantic Petroleum Ltd.[a]	77,874	$419,741
Triangle Petroleum Corp.[a,b]	208,247	995,421
VAALCO Energy Inc.[a,b]	354,207	1,615,184
W&T Offshore Inc.	153,382	1,125,824
Warren Resources Inc.[a]	522,166	840,687
Westmoreland Coal Co.[a]	106,140	3,524,909

		138,017,407
PAPER & FOREST PRODUCTS — 0.66%
Louisiana-Pacific Corp.[a]	992,759	16,440,089
Neenah Paper Inc.	55,832	3,364,995
P.H. Glatfelter Co.	188,656	4,823,934
Resolute Forest Products Inc.[a,b]	459,964	8,099,966
Schweitzer-Mauduit International Inc.	182,191	7,706,679
Wausau Paper Corp.	21,534	244,842

		40,680,505
PERSONAL PRODUCTS — 0.19%
Elizabeth Arden Inc.[a,b]	180,280	3,856,189
Female Health Co. (The)[b]	45,804	179,552
Inter Parfums Inc.	109,924	3,017,414
Nature’s Sunshine Products Inc.	77,443	1,147,705
Nutraceutical International Corp.[a]	61,647	1,329,109
Revlon Inc. Class Aa	61,423	2,098,210
Synutra International Inc.[a,b]	13,851	84,214

		11,712,393
PHARMACEUTICALS — 0.45%
Amphastar Pharmaceuticals Inc.[a,b]	6,553	76,080
Catalent Inc.[a,b]	34,841	971,367
Dermira Inc.[a]	6,852	124,090
Impax Laboratories Inc.[a,b]	396,840	12,571,891
Intersect ENT Inc.[a,b]	17,198	319,023
Medicines Co. (The)[a]	42,519	1,176,501
Nektar Therapeutics[a,b]	388,969	6,029,020
Omeros Corp.[a,b]	16,138	399,900
Revance Therapeutics Inc.[a]	23,206	393,110
Sagent Pharmaceuticals Inc.[a,b]	30,930	776,652
SciClone Pharmaceuticals Inc.[a]	140,936	1,234,599
Theravance Biopharma Inc.[a]	9,220	137,562
Theravance Inc.[b]	32,173	455,248
XenoPort Inc.[a,b]	364,926	3,200,401
ZS Pharma Inc.[a,b]	6,037	250,958

		28,116,402
PROFESSIONAL SERVICES — 1.19%
Acacia Research Corp.	352,558	5,972,333
CBIZ Inc.[a,b]	289,156	2,475,175
CDI Corp.	100,356	1,777,305
CRA International Inc.[a]	67,359	2,042,325
Franklin Covey Co.[a]	34,618	670,204
FTI Consulting Inc.[a]	286,879	11,082,136
GP Strategies Corp.[a]	29,654	1,006,160
Heidrick & Struggles International Inc.	129,507	2,985,136
Hill International Inc.[a]	35,273	135,448
Huron Consulting Group Inc.[a]	148,419	10,150,375
ICF International Inc.[a]	140,471	5,756,502
Kelly Services Inc. Class A	190,094	3,235,400
Korn/Ferry International[a]	170,281	4,897,282

275

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

Navigant Consulting Inc.[a]	345,733	$5,313,916
Paylocity Holding Corp.[a,b]	41,276	1,077,716
Pendrell Corp.[a,b]	1,166,566	1,609,861
Resources Connection Inc.	270,827	4,455,104
RPX Corp.[a,b]	331,079	4,562,269
TriNet Group Inc.[a,b]	77,465	2,423,105
VSE Corp.	29,654	1,954,199

		73,581,951
REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.26%
Acadia Realty Trust	451,604	14,464,876
AG Mortgage Investment Trust Inc.[b]	197,884	3,674,706
Agree Realty Corp.	124,089	3,857,927
Alexander’s Inc.[b]	1,004	438,929
Altisource Residential Corp.	399,767	7,755,480
American Assets Trust Inc.	190,941	7,601,361
American Capital Mortgage Investment Corp.	360,492	6,791,669
American Realty Capital Healthcare Trust Inc.	1,190,801	14,170,532
American Residential Properties Inc.[a,b]	224,450	3,943,586
AmREIT Inc.[b]	137,157	3,640,147
Anworth Mortgage Asset Corp.	800,724	4,203,801
Apollo Commercial Real Estate Finance Inc.[b]	324,787	5,313,515
Apollo Residential Mortgage Inc.	223,331	3,521,930
Ares Commercial Real Estate Corp.[b]	203,233	2,333,115
Armada Hoffler Properties Inc.	177,124	1,680,907
ARMOUR Residential REIT Inc.	2,504,897	9,218,021
Ashford Hospitality Prime Inc.	146,285	2,510,251
Ashford Hospitality Trust Inc.	495,206	5,189,759
Associated Estates Realty Corp.[b]	403,699	9,369,854
Aviv REIT Inc.	126,303	4,354,927
Campus Crest Communities Inc.[b]	450,219	3,291,101
Capstead Mortgage Corp.[b]	671,207	8,242,422
CareTrust REIT Inc.	9,589	118,232
CatchMark Timber Trust Inc. Class A	134,941	1,527,532
Cedar Realty Trust Inc.	552,861	4,058,000
Chambers Street Properties[b]	1,666,577	13,432,611
Chatham Lodging Trust	240,361	6,963,258
Chesapeake Lodging Trust	385,999	14,363,023
Colony Financial Inc.[b]	755,207	17,989,031
CorEnergy Infrastructure Trust Inc.	329,568	2,135,601
Cousins Properties Inc.	1,547,876	17,676,744
CubeSmart	1,140,023	25,160,308
CyrusOne Inc.	232,500	6,405,375
CYS Investments Inc.[b]	1,137,155	9,915,992
DCT Industrial Trust Inc.	578,659	20,634,980
DiamondRock Hospitality Co.	1,376,511	20,468,719
DuPont Fabros Technology Inc.[b]	304,775	10,130,721
Dynex Capital Inc.	380,273	3,137,252
EastGroup Properties Inc.[b]	20,474	1,296,414
Education Realty Trust Inc.[b]	265,666	9,720,719
EPR Properties[b]	402,050	23,170,141
Equity One Inc.	431,427	10,940,989
Excel Trust Inc.	432,017	5,784,708
FelCor Lodging Trust Inc.	871,055	9,424,815
First Industrial Realty Trust Inc.	774,714	15,928,120
First Potomac Realty Trust[b]	413,308	5,108,487
Franklin Street Properties Corp.	634,535	7,785,744
GEO Group Inc. (The)	510,642	20,609,511
Getty Realty Corp.[b]	177,795	3,237,647
Gladstone Commercial Corp.	133,839	2,298,016
Glimcher Realty Trust	155,735	2,139,799
Government Properties Income Trust[b]	460,751	10,601,881

Security	Shares	Value

Gramercy Property Trust Inc.[b]	1,309,868	$9,038,089
Hannon Armstrong Sustainable Infrastructure Capital Inc.	186,504	2,653,952
Hatteras Financial Corp.	678,381	12,502,562
Healthcare Realty Trust Inc.[b]	675,576	18,456,736
Hersha Hospitality Trust	1,407,160	9,892,335
Highwoods Properties Inc.	633,990	28,073,077
Hudson Pacific Properties Inc.	385,722	11,594,803
Inland Real Estate Corp.	615,154	6,735,936
Invesco Mortgage Capital Inc.	865,667	13,383,212
Investors Real Estate Trust[b]	789,894	6,453,434
iStar Financial Inc.[a,b]	598,766	8,173,156
Kite Realty Group Trust	231,546	6,654,632
LaSalle Hotel Properties[b]	785,566	31,791,856
Lexington Realty Trust[b]	1,446,452	15,882,043
LTC Properties Inc.	244,424	10,551,784
Mack-Cali Realty Corp.	622,855	11,871,616
Medical Properties Trust Inc.[b]	1,213,014	16,715,333
Monmouth Real Estate Investment Corp. Class A	391,178	4,330,340
New Residential Investment Corp.	991,167	12,657,203
New York Mortgage Trust Inc.[b]	743,159	5,729,756
New York REIT Inc.[b]	1,139,614	12,068,512
One Liberty Properties Inc.	87,397	2,068,687
Owens Realty Mortgage Inc.[b]	76,549	1,121,443
Parkway Properties Inc.[b]	552,373	10,158,139
Pebblebrook Hotel Trust[b]	502,451	22,926,839
Pennsylvania Real Estate Investment Trust[b]	482,762	11,325,597
PennyMac Mortgage Investment Trust[c]	500,253	10,550,336
Physicians Realty Trust[b]	334,962	5,560,369
PS Business Parks Inc.	67,873	5,398,618
RAIT Financial Trust[b]	570,209	4,373,503
Ramco-Gershenson Properties Trust	541,985	10,156,799
Redwood Trust Inc.[b]	582,900	11,483,130
Resource Capital Corp.[b]	908,136	4,577,005
Retail Opportunity Investments Corp.[b]	633,623	10,638,530
Rexford Industrial Realty Inc.[b]	324,391	5,096,183
RLJ Lodging Trust[b]	920,877	30,877,006
Rouse Properties Inc.[b]	259,852	4,812,459
Ryman Hospitality Properties Inc.[b]	149,220	7,869,863
Sabra Health Care REIT Inc.	23,117	702,063
Saul Centers Inc.	9,042	517,112
Select Income REIT	259,293	6,329,342
Silver Bay Realty Trust Corp.	260,635	4,316,116
Sovran Self Storage Inc.	30,923	2,697,104
STAG Industrial Inc.[b]	397,467	9,737,941
Starwood Waypoint Residential Trust[b]	275,883	7,275,035
STORE Capital Corp.[b]	223,784	4,835,972
Strategic Hotels & Resorts Inc.[a]	442,407	5,853,045
Summit Hotel Properties Inc.	603,326	7,505,375
Sunstone Hotel Investors Inc.	1,445,142	23,859,294
Terreno Realty Corp.	303,164	6,254,273
Trade Street Residential Inc.[b]	131,935	1,014,580
UMH Properties Inc.	129,298	1,234,796
Urstadt Biddle Properties Inc. Class A	60,143	1,315,929
Washington Real Estate Investment Trust[b]	468,411	12,956,248
Western Asset Mortgage Capital Corp.[b]	291,885	4,290,709
Whitestone REIT Class B	159,467	2,409,546

		945,042,539
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.60%
Alexander & Baldwin Inc.	342,635	13,451,850
Altisource Asset Management Corp.[a]	1,833	568,450
AV Homes Inc.[a]	80,716	1,176,032

276

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

Consolidated-Tomoka Land Co.	21,703	$1,211,027
Forestar Group Inc.[a,b]	221,107	3,405,048
Kennedy-Wilson Holdings Inc.	465,243	11,770,648
RE/MAX Holdings Inc. Class A	75,627	2,590,225
St. Joe Co. (The)[a,b]	18,349	337,438
Tejon Ranch Co.[a,b]	89,669	2,641,649

		37,152,367
ROAD & RAIL — 0.43%
ArcBest Corp.	14,825	687,435
Celadon Group Inc.	136,888	3,105,989
FRP Holdings Inc.[a,b]	47,429	1,859,691
Marten Transport Ltd.	98,998	2,164,096
P.A.M. Transportation Services Inc.[a]	18,603	964,380
Quality Distribution Inc.[a]	146,884	1,562,846
Roadrunner Transportation Systems Inc.[a,b]	125,980	2,941,633
Universal Truckload Services Inc.	17,497	498,839
USA Truck Inc.[a,b]	44,541	1,264,964
Werner Enterprises Inc.	247,835	7,720,060
YRC Worldwide Inc.[a,b]	181,387	4,079,394

		26,849,327
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.92%
Advanced Energy Industries Inc.[a,b]	26,313	623,618
Alpha & Omega Semiconductor Ltd.[a]	153,597	1,359,334
Amkor Technology Inc.[a]	291,351	2,068,592
Audience Inc.[a,b]	99,550	438,020
Axcelis Technologies Inc.[a]	791,697	2,026,744
Brooks Automation Inc.	436,916	5,570,679
Cabot Microelectronics Corp.[a]	27,939	1,322,074
Cascade Microtech Inc.[a]	85,113	1,243,501
CEVA Inc.[a]	149,353	2,709,264
Cirrus Logic Inc.[a,b]	308,048	7,260,691
Cohu Inc.	179,715	2,138,609
Diodes Inc.[a]	82,102	2,263,552
DSP Group Inc.[a]	157,676	1,713,938
Entegris Inc.[a]	437,863	5,784,170
Entropic Communications Inc.[a]	590,016	1,492,741
Exar Corp.[a,b]	241,715	2,465,493
Fairchild Semiconductor International Inc.[a,b]	878,774	14,833,705
FormFactor Inc.[a]	386,327	3,322,412
Integrated Device Technology Inc.[a,b]	248,852	4,877,499
Integrated Silicon Solution Inc.	210,399	3,486,312
International Rectifier Corp.[a]	501,358	20,004,184
Intersil Corp. Class A	905,269	13,099,243
IXYS Corp.	173,972	2,192,047
Kopin Corp.[a]	469,676	1,700,227
Microsemi Corp.[a]	215,353	6,111,718
MKS Instruments Inc.	376,473	13,778,912
Nanometrics Inc.[a,b]	75,907	1,276,756
NVE Corp.[a]	19,928	1,410,703
OmniVision Technologies Inc.[a,b]	393,701	10,236,226
Pericom Semiconductor Corp.[a]	157,931	2,138,386
Photronics Inc.[a,b]	429,598	3,569,959
PMC-Sierra Inc.[a]	838,914	7,684,452
QuickLogic Corp.[a,b]	23,124	72,609
Rubicon Technology Inc.[a,b]	169,202	773,253
Rudolph Technologies Inc.[a]	205,983	2,107,206
Silicon Image Inc.[a]	270,610	1,493,767
Silicon Laboratories Inc.[a]	94,797	4,514,233
Tessera Technologies Inc.	156,249	5,587,464

Security	Shares	Value

Ultra Clean Holdings Inc.[a]	143,443	$1,331,151
Ultratech Inc.[a]	162,913	3,023,665
Veeco Instruments Inc.[a,b]	280,790	9,793,955
Vitesse Semiconductor Corp.[a]	18,473	69,828
Xcerra Corp.[a]	224,794	2,059,113

		181,030,005
SOFTWARE — 1.20%
A10 Networks Inc.[a,b]	7,840	34,182
Actuate Corp.[a]	327,396	2,160,814
Bottomline Technologies Inc.[a,b]	45,039	1,138,586
Covisint Corp.[a,b]	264,980	702,197
Ebix Inc.[b]	213,171	3,621,775
EnerNOC Inc.[a,b]	144,231	2,228,369
EPIQ Systems Inc.	204,842	3,498,701
ePlus Inc.[a]	35,062	2,653,843
Globant SAa,b	13,734	214,525
Glu Mobile Inc.[a,b]	58,766	229,187
HubSpot Inc.[a,b]	11,678	392,498
Infoblox Inc.[a]	51,670	1,044,251
Mentor Graphics Corp.	681,189	14,931,663
MobileIron Inc.[a,b]	25,224	251,231
Model N Inc.[a]	40,661	431,820
Paycom Software Inc.[a]	46,316	1,219,500
Progress Software Corp.[a]	360,417	9,738,467
QAD Inc. Class A	5,740	129,839
Rosetta Stone Inc.[a,b]	150,893	1,472,716
Rubicon Project Inc. (The)[a,b]	4,890	78,925
Sapiens International Corp.[a]	152,115	1,121,087
SeaChange International Inc.[a,b]	233,909	1,492,339
Silver Spring Networks Inc.[a,b]	15,154	127,748
Take-Two Interactive Software Inc.[a,b]	541,940	15,190,578
TeleCommunication Systems Inc.[a]	348,235	1,086,493
TeleNav Inc.[a,b]	193,583	1,291,199
TiVo Inc.[a,b]	477,128	5,649,195
TubeMogul Inc.[a,b]	15,878	358,049
Varonis Systems Inc.[a,b]	3,388	111,228
Verint Systems Inc.[a]	23,289	1,357,283
Vringo Inc.[a,b]	70,289	38,666
Yodlee Inc.[a]	14,239	173,716
Zendesk Inc.[a,b]	7,034	171,419

		74,342,089
SPECIALTY RETAIL — 3.17%
Aeropostale Inc.[a,b]	558,997	1,296,873
America’s Car-Mart Inc.[a]	46,801	2,498,237
American Eagle Outfitters Inc.	1,367,577	18,981,969
Barnes & Noble Inc.[a,b]	290,001	6,733,823
bebe stores inc.	223,670	489,837
Big 5 Sporting Goods Corp.	131,191	1,919,324
Boot Barn Holdings Inc.[a]	22,541	410,246
Brown Shoe Co. Inc.	157,979	5,079,025
Build-A-Bear Workshop Inc.[a]	24,695	496,370
Cato Corp. (The) Class A	164,127	6,922,877
Children’s Place Inc. (The)	154,556	8,809,692
Citi Trends Inc.[a]	109,086	2,754,421
Destination Maternity Corp.	83,986	1,339,577
Destination XL Group Inc.[a]	205,598	1,122,565
Express Inc.[a]	555,278	8,157,034
Finish Line Inc. (The) Class A	255,019	6,199,512
Genesco Inc.[a]	153,637	11,771,667

277

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

Group 1 Automotive Inc.	138,847	$12,443,468
Guess? Inc.	430,470	9,074,308
Haverty Furniture Companies Inc.	143,217	3,152,206
hhgregg Inc.[a,b]	53,351	403,867
Kirkland’s Inc.[a]	42,922	1,014,676
MarineMax Inc.[a,b]	172,520	3,459,026
Men’s Wearhouse Inc. (The)	69,577	3,071,825
New York & Co. Inc.[a]	99,166	261,798
Office Depot Inc.[a,b]	3,761,851	32,257,872
Pacific Sunwear of California Inc.[a]	45,975	100,226
Pep Boys — Manny, Moe & Jack (The)[a]	370,801	3,641,266
Rent-A-Center Inc.	371,144	13,479,950
Sears Hometown and Outlet Stores Inc.[a,b]	82,498	1,084,849
Shoe Carnival Inc.	107,596	2,764,141
Sonic Automotive Inc. Class A	279,046	7,545,404
Sportsman’s Warehouse Holdings Inc.[a,b]	43,468	318,186
Stage Stores Inc.	221,636	4,587,865
Stein Mart Inc.	197,312	2,884,701
Systemax Inc.[a]	80,593	1,088,006
Tilly’s Inc. Class Aa	75,341	730,054
Vitamin Shoppe Inc.[a,b]	107,099	5,202,869
West Marine Inc.[a,b]	124,534	1,608,979
Zumiez Inc.[a]	30,506	1,178,447

		196,337,038
TEXTILES, APPAREL & LUXURY GOODS — 0.49%
Columbia Sportswear Co.	63,500	2,828,290
Crocs Inc.[a]	508,588	6,352,264
Culp Inc.	53,944	1,169,506
Iconix Brand Group Inc.[a,b]	220,942	7,465,630
Movado Group Inc.	71,517	2,028,937
Perry Ellis International Inc.[a]	86,512	2,243,256
Quiksilver Inc.[a,b]	370,707	819,263
Sequential Brands Group Inc.[a,b]	25,555	334,004
SKECHERS U.S.A. Inc. Class Aa,b	70,927	3,918,717
Unifi Inc.[a]	104,259	3,099,620

		30,259,487
THRIFTS & MORTGAGE FINANCE — 3.12%
Anchor BanCorp Wisconsin Inc.[a,b]	46,674	1,607,453
Astoria Financial Corp.	611,026	8,163,307
Bank Mutual Corp.	331,299	2,272,711
BankFinancial Corp.	132,602	1,572,660
BBX Capital Corp.[a]	54,056	889,221
Beneficial Mutual Bancorp Inc.[a,b]	208,622	2,559,792
Berkshire Hills Bancorp Inc.	176,483	4,705,037
Brookline Bancorp Inc.	496,463	4,979,524
Capitol Federal Financial Inc.	1,006,023	12,856,974
Charter Financial Corp.	120,332	1,377,801
Clifton Bancorp Inc.	188,229	2,558,032
Dime Community Bancshares Inc.	228,387	3,718,140
ESB Financial Corp.	91,431	1,731,703
EverBank Financial Corp.	640,264	12,203,432
Federal Agricultural Mortgage Corp. Class C NVS	74,158	2,249,954
First Defiance Financial Corp.	68,763	2,342,068
First Financial Northwest Inc.	97,292	1,171,396
Flagstar Bancorp Inc.[a]	144,264	2,269,273
Fox Chase Bancorp Inc.	86,363	1,439,671
Franklin Financial Corp.[a]	69,020	1,461,844
Home Loan Servicing Solutions Ltd.	498,303	9,726,875
HomeStreet Inc.	105,692	1,840,098

Security	Shares	Value

Kearny Financial Corp.[a]	89,790	$1,234,612
Ladder Capital Corp. Class Aa	108,437	2,126,450
Meta Financial Group Inc.	43,634	1,528,935
MGIC Investment Corp.[a]	1,389,413	12,949,329
NMI Holdings Inc. Class Aa,b	359,261	3,280,053
Northfield Bancorp Inc	358,088	5,299,702
Northwest Bancshares Inc.	667,855	8,368,223
OceanFirst Financial Corp.	95,420	1,635,499
Oritani Financial Corp.	320,229	4,931,527
PennyMac Financial Services Inc. Class Aa,c	93,191	1,612,204
Provident Financial Services Inc.	425,058	7,676,547
Radian Group Inc.[b]	1,073,491	17,948,770
Stonegate Mortgage Corp.[a,b]	86,664	1,036,501
Territorial Bancorp Inc.	62,202	1,340,453
Tree.com Inc.[a]	25,337	1,224,791
TrustCo Bank Corp. NY	662,598	4,810,461
United Community Financial Corp.	360,227	1,934,419
United Financial Bancorp Inc.	309,903	4,450,207
Walker & Dunlop Inc.[a]	130,006	2,280,305
Washington Federal Inc.	712,780	15,788,077
Waterstone Financial Inc.	244,557	3,215,925
WSFS Financial Corp.	62,681	4,819,542

		193,189,498
TOBACCO — 0.20%
Alliance One International Inc.[a]	627,519	991,480
Universal Corp.	164,197	7,221,384
Vector Group Ltd.	200,143	4,265,047

		12,477,911
TRADING COMPANIES & DISTRIBUTORS — 0.79%
Aceto Corp.	170,250	3,694,425
Aircastle Ltd.[b]	318,446	6,805,191
Applied Industrial Technologies Inc.	187,911	8,566,863
Beacon Roofing Supply Inc.[a,b]	270,276	7,513,673
CAI International Inc.[a]	116,511	2,703,055
Houston Wire & Cable Co.	126,280	1,509,046
Kaman Corp.	92,537	3,709,808
Neff Corp.[a]	53,378	601,570
Rush Enterprises Inc. Class Aa,b	40,114	1,285,654
TAL International Group Inc.	156,991	6,840,098
Textainer Group Holdings Ltd.[b]	113,823	3,906,405
Titan Machinery Inc.[a,b]	103,918	1,448,617

		48,584,405
TRANSPORTATION INFRASTRUCTURE — 0.07%
Wesco Aircraft Holdings Inc.[a,b]	307,444	4,298,067

		4,298,067
WATER UTILITIES — 0.46%
American States Water Co.	253,166	9,534,232
Artesian Resources Corp. Class A	55,274	1,248,640
California Water Service Group	337,158	8,297,458
Connecticut Water Service Inc.	77,450	2,810,660
Middlesex Water Co.	113,733	2,622,683
SJW Corp.	89,117	2,862,438
York Water Co. (The)	34,659	804,435

		28,180,546

278

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Boingo Wireless Inc.[a,b]	166,537	$1,277,339
Leap Wireless International Inc.	304,489	767,312
NTELOS Holdings Corp.	67,432	282,540
Shenandoah Telecommunications Co.	25,357	792,406
Spok Holdings Inc.	154,172	2,676,426

		5,796,023

TOTAL COMMON STOCKS (Cost: $5,900,935,409)		6,175,460,619

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	89,598	1

		1

TOTAL WARRANTS (Cost: $0)		1

SHORT-TERM INVESTMENTS — 10.14%

MONEY MARKET FUNDS — 10.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	586,034,241	586,034,241
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	35,722,414	35,722,414
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,016,876	6,016,876

		627,773,531

TOTAL SHORT-TERM INVESTMENTS (Cost: $627,773,531)		627,773,531

TOTAL INVESTMENTS IN SECURITIES — 109.88% (Cost: $6,528,708,940)		6,803,234,151
Other Assets, Less Liabilities — (9.88)%		(611,670,309)

NET ASSETS — 100.00%		$6,191,563,842

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

279

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2014

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	130	Mar. 2015	ICE Markets Equity	$15,609,100	$271,134

See accompanying notes to schedules of investments.

280

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.54%
AAR Corp.	11,115	$308,775
AeroVironment Inc.[a,b]	4,833	131,699
Alliant Techsystems Inc.	8,781	1,020,791
American Science and Engineering Inc.	2,255	117,035
Astronics Corp.[a]	4,695	259,681
B/E Aerospace Inc.[a]	28,649	1,662,215
Boeing Co. (The)	199,405	25,918,662
Cubic Corp.	5,382	283,309
Curtiss-Wright Corp.	12,952	914,282
DigitalGlobe Inc.[a,b]	20,359	630,518
Ducommun Inc.[a]	2,918	73,767
Engility Holdings Inc.[a]	4,364	186,779
Erickson Inc.[a,b]	1,029	8,582
Esterline Technologies Corp.[a,b]	8,925	978,894
Exelis Inc.	51,063	895,134
GenCorp Inc.[a,b]	16,363	299,443
General Dynamics Corp.	83,813	11,534,345
HEICO Corp.	18,065	1,091,126
Hexcel Corp.[a,b]	27,307	1,132,967
Honeywell International Inc.	214,147	21,397,568
Huntington Ingalls Industries Inc.	13,456	1,513,262
Keyw Holding Corp. (The)[a,b]	9,089	94,344
KLX Inc.[a]	14,324	590,865
Kratos Defense & Security Solutions Inc.[a,b]	11,071	55,576
L-3 Communications Holdings Inc.	23,634	2,982,847
LMI Aerospace Inc.[a]	2,384	33,614
Lockheed Martin Corp.	74,275	14,303,137
Moog Inc. Class Aa	11,442	847,051
National Presto Industries Inc.	1,271	73,769
Northrop Grumman Corp.	55,339	8,156,415
Orbital Sciences Corp.[a]	16,144	434,112
Precision Castparts Corp.	39,691	9,560,768
Raytheon Co.	85,768	9,277,525
Rockwell Collins Inc.	37,132	3,136,911
SIFCO Industries Inc.	707	20,609
Sparton Corp.[a]	2,827	80,117
Spirit AeroSystems Holdings Inc. Class Aa	32,623	1,404,094
Taser International Inc.[a,b]	15,135	400,775
Teledyne Technologies Inc.[a]	10,121	1,039,832
Textron Inc.	75,832	3,193,286
TransDigm Group Inc.	14,335	2,814,677
Triumph Group Inc.	14,120	949,146
United Technologies Corp.	250,671	28,827,165
Vectrus Inc.[a]	2,848	78,035

		158,713,504
AIR FREIGHT & LOGISTICS — 0.70%
Air Transport Services Group Inc.[a]	14,425	123,478
Atlas Air Worldwide Holdings Inc.[a]	7,251	357,474
C.H. Robinson Worldwide Inc.	40,697	3,047,798
Echo Global Logistics Inc.[a,b]	7,323	213,832
Expeditors International of Washington Inc.	54,109	2,413,803
FedEx Corp.	80,823	14,035,722
Forward Air Corp.	8,046	405,277
Hub Group Inc. Class Aa	10,203	388,530

Security	Shares	Value

Park-Ohio Holdings Corp.	2,364	$149,003
United Parcel Service Inc.	193,570	21,519,177
UTi Worldwide Inc.[a,b]	24,754	298,781
XPO Logistics Inc.[a,b]	14,105	576,612

		43,529,487
AIRLINES — 0.70%
Alaska Air Group Inc.	37,682	2,251,876
Allegiant Travel Co.	3,599	541,038
American Airlines Group Inc.	197,391	10,586,079
Copa Holdings SA Class A	9,081	941,155
Delta Air Lines Inc.	232,458	11,434,609
Hawaiian Holdings Inc.[a,b]	11,325	295,016
JetBlue Airways Corp.[a,b]	66,679	1,057,529
Republic Airways Holdings Inc.[a]	13,023	190,006
SkyWest Inc.	13,993	185,827
Southwest Airlines Co.	189,675	8,027,046
Spirit Airlines Inc.[a]	19,881	1,502,606
United Continental Holdings Inc.[a]	102,322	6,844,319
Virgin America Inc.[a]	4,174	180,525

		44,037,631
AUTO COMPONENTS — 0.45%
American Axle & Manufacturing Holdings Inc.[a]	18,266	412,629
BorgWarner Inc.	62,661	3,443,222
Cooper Tire & Rubber Co.	15,110	523,562
Cooper-Standard Holding Inc.[a]	3,764	217,860
Dana Holding Corp.	47,972	1,042,911
Dorman Products Inc.[a,b]	6,784	327,464
Drew Industries Inc.[a]	6,243	318,830
Federal-Mogul Holdings Corp.[a]	7,987	128,511
Fox Factory Holding Corp.[a]	2,721	44,162
Fuel Systems Solutions Inc.[a]	4,027	44,055
Gentex Corp.	39,686	1,433,855
Gentherm Inc.[a]	9,652	353,456
Goodyear Tire & Rubber Co. (The)	75,351	2,152,778
Johnson Controls Inc.	182,064	8,800,974
Lear Corp.	22,019	2,159,624
Modine Manufacturing Co.[a]	13,071	177,766
Motorcar Parts of America Inc.[a]	4,133	128,495
Remy International Inc.	3,859	80,730
Shiloh Industries Inc.[a]	1,330	20,921
Spartan Motors Inc.	9,598	50,485
Standard Motor Products Inc.	5,297	201,922
Stoneridge Inc.[a,b]	7,542	96,990
Strattec Security Corp.	953	78,699
Superior Industries International Inc.	6,242	123,529
Tenneco Inc.[a]	16,626	941,198
Tower International Inc.[a]	5,556	141,956
TRW Automotive Holdings Corp.[a]	30,346	3,121,086
Visteon Corp.[a]	12,047	1,287,342

		27,855,012
AUTOMOBILES — 0.68%
Ford Motor Co.	1,061,413	16,451,902
General Motors Co.	438,599	15,311,491
Harley-Davidson Inc.	59,878	3,946,559
Tesla Motors Inc.[a,b]	26,025	5,788,220
Thor Industries Inc.	12,893	720,332
Winnebago Industries Inc.	8,145	177,235

		42,395,739

281

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

BEVERAGES — 1.73%
Boston Beer Co. Inc. (The)[a,b]	2,195	$635,540
Brown-Forman Corp.	41,996	3,688,929
Coca-Cola Bottling Co. Consolidated	1,240	109,157
Coca-Cola Co. (The)	1,085,641	45,835,763
Coca-Cola Enterprises Inc.	68,909	3,047,156
Constellation Brands Inc.[a]	43,951	4,314,670
Craft Brew Alliance Inc.[a,b]	2,842	37,912
Dr Pepper Snapple Group Inc.	53,846	3,859,681
Molson Coors Brewing Co. Class B NVS	37,244	2,775,423
Monster Beverage Corp.[a]	39,196	4,246,887
National Beverage Corp.[a]	3,014	68,177
PepsiCo Inc.	414,524	39,197,389

		107,816,684
BIOTECHNOLOGY — 3.09%
ACADIA Pharmaceuticals Inc.[a,b]	22,750	722,313
Acceleron Pharma Inc.[a,b]	4,419	172,164
Achillion Pharmaceuticals Inc.[a,b]	25,597	313,563
Acorda Therapeutics Inc.[a]	11,075	452,635
Actinium Pharmaceuticals Inc.[a,b]	5,418	31,912
Adamas Pharmaceuticals Inc.[a,b]	809	14,052
Aegerion Pharmaceuticals Inc.[a]	7,911	165,656
Agenus Inc.[a]	17,073	67,780
Agios Pharmaceuticals Inc.[a,b]	3,675	411,747
Akebia Therapeutics Inc.[a,b]	2,144	24,956
Alder Biopharmaceuticals Inc.[a]	2,188	63,649
Alexion Pharmaceuticals Inc.[a]	54,186	10,026,036
Alkermes PLC[a]	39,574	2,317,453
Alnylam Pharmaceuticals Inc.[a]	18,180	1,763,460
AMAG Pharmaceuticals Inc.[a,b]	5,653	240,931
Amgen Inc.	206,989	32,971,278
Anacor Pharmaceuticals Inc.[a]	9,429	304,085
Applied Genetic Technologies Corp.[a,b]	1,318	27,704
Ardelyx Inc.[a]	1,333	25,180
Arena Pharmaceuticals Inc.[a,b]	59,440	206,257
ARIAD Pharmaceuticals Inc.[a,b]	47,878	328,922
Array BioPharma Inc.[a,b]	35,058	165,824
Arrowhead Research Corp.[a,b]	14,223	104,966
Atara Biotherapeutics Inc.[a]	1,565	41,864
Auspex Pharmaceuticals Inc.[a]	2,203	115,613
Avalanche Biotechnologies Inc.[a]	1,895	102,330
BioCryst Pharmaceuticals Inc.[a]	19,218	233,691
Biogen Idec Inc.[a]	64,869	22,019,782
BioMarin Pharmaceutical Inc.[a]	39,957	3,612,113
BioSpecifics Technologies Corp.[a]	998	38,543
Biotime Inc.[a,b]	8,360	31,183
Bluebird Bio Inc.[a]	6,129	562,152
Calithera Biosciences Inc.[a]	2,177	43,975
Cara Therapeutics Inc.[a,b]	1,460	14,556
Celgene Corp.[a]	218,988	24,495,998
Celldex Therapeutics Inc.[a,b]	25,679	468,642
Cellular Dynamics International Inc.[a,b]	2,678	17,220
Cepheid[a,b]	19,342	1,047,176
ChemoCentryx Inc.[a,b]	6,770	46,239
Chimerix Inc.[a]	7,268	292,610
Clovis Oncology Inc.[a,b]	6,717	376,152
Coherus Biosciences Inc.[a]	1,852	30,225
CTI BioPharma Corp.[a,b]	30,754	72,579

Security	Shares	Value

Cubist Pharmaceuticals Inc.[a]	20,600	$2,073,390
Cytokinetics Inc.[a]	6,815	54,588
Cytori Therapeutics Inc.[a,b]	14,633	7,151
CytRx Corp.[a,b]	15,292	41,900
Dicerna Pharmaceuticals Inc.[a,b]	977	16,091
Dyax Corp.[a]	36,577	514,273
Dynavax Technologies Corp.[a,b]	8,480	142,973
Eleven Biotherapeutics Inc.[a]	1,248	14,826
Emergent BioSolutions Inc.[a,b]	7,109	193,578
Enanta Pharmaceuticals Inc.[a,b]	2,785	141,617
Epizyme Inc.[a,b]	3,868	72,989
Esperion Therapeutics Inc.[a,b]	1,265	51,157
Exact Sciences Corp.[a,b]	23,309	639,599
Exelixis Inc.[a,b]	50,281	72,405
FibroGen Inc.[a]	2,535	69,307
Five Prime Therapeutics Inc.[a,b]	3,882	104,814
Flexion Therapeutics Inc.[a,b]	1,241	25,056
Foundation Medicine Inc.[a,b]	2,709	60,194
Galectin Therapeutics Inc.[a,b]	4,945	17,159
Galena Biopharma Inc.[a,b]	32,770	49,483
Genocea Biosciences Inc.[a,b]	1,069	7,483
Genomic Health Inc.[a,b]	4,333	138,526
Geron Corp.[a]	35,806	116,370
Gilead Sciences Inc.[a]	419,898	39,579,585
Halozyme Therapeutics Inc.[a,b]	30,756	296,795
Heron Therapeutics Inc.[a,b]	5,319	53,509
Hyperion Therapeutics Inc.[a,b]	2,704	64,896
Idera Pharmaceuticals Inc.[a,b]	16,499	72,761
Immune Design Corp.[a]	1,686	51,895
ImmunoGen Inc.[a]	22,773	138,915
Immunomedics Inc.[a,b]	17,605	84,504
Incyte Corp.[a,b]	39,608	2,895,741
Infinity Pharmaceuticals Inc.[a]	13,105	221,343
Inovio Pharmaceuticals Inc.[a,b]	16,486	151,341
Insmed Inc.[a,b]	12,145	187,883
Insys Therapeutics Inc.[a,b]	2,195	92,541
Intercept Pharmaceuticals Inc.[a,b]	3,395	529,620
Intrexon Corp.[a,b]	9,645	265,527
Ironwood Pharmaceuticals Inc. Class Aa,b	32,053	491,052
Isis Pharmaceuticals Inc.[a,b]	32,271	1,992,412
Karyopharm Therapeutics Inc.[a,b]	3,903	146,089
Keryx Biopharmaceuticals Inc.[a,b]	26,946	381,286
Kindred Biosciences Inc.[a]	2,884	21,486
Kite Pharma Inc.[a,b]	2,343	135,121
Kythera Biopharmaceuticals Inc.[a,b]	5,456	189,214
Lexicon Pharmaceuticals Inc.[a,b]	61,188	55,675
Ligand Pharmaceuticals Inc.[a,b]	5,812	309,257
Loxo Oncology Inc.[a]	992	11,656
MacroGenics Inc.[a]	5,351	187,660
MannKind Corp.[a,b]	62,262	324,696
Medivation Inc.[a]	20,689	2,060,831
Merrimack Pharmaceuticals Inc.[a,b]	24,785	280,071
MiMedx Group Inc.[a,b]	23,066	265,951
Mirati Therapeutics Inc.[a]	1,970	36,484
Momenta Pharmaceuticals Inc.[a]	12,909	155,424
Myriad Genetics Inc.[a,b]	20,509	698,537
NanoViricides Inc.[a,b]	10,999	29,917
Navidea Biopharmaceuticals Inc.[a,b]	26,597	50,268
NeoStem Inc.[a,b]	6,474	24,407
Neuralstem Inc.[a,b]	18,830	51,218
Neurocrine Biosciences Inc.[a]	19,649	438,959
NewLink Genetics Corp.[a,b]	4,979	197,915
Northwest Biotherapeutics Inc.[a,b]	9,759	52,211
Novavax Inc.[a,b]	71,162	421,991

282

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

NPS Pharmaceuticals Inc.[a]	28,767	$1,028,996
Ohr Pharmaceutical Inc.[a,b]	5,779	48,197
OncoMed Pharmaceuticals Inc.[a,b]	3,607	78,488
Oncothyreon Inc.[a]	19,396	36,852
Ophthotech Corp.[a,b]	3,881	174,140
Opko Health Inc.[a,b]	51,507	514,555
Orexigen Therapeutics Inc.[a,b]	29,126	176,504
Organovo Holdings Inc.[a,b]	17,141	124,272
Osiris Therapeutics Inc.[a]	4,408	70,484
Otonomy Inc.[a,b]	1,970	65,660
OvaScience Inc.[a,b]	3,736	165,206
PDL BioPharma Inc.	48,801	376,256
Peregrine Pharmaceuticals Inc.[a,b]	37,499	52,124
Pharmacyclics Inc.[a,b]	16,646	2,035,140
Portola Pharmaceuticals Inc.[a]	12,577	356,181
Progenics Pharmaceuticals Inc.[a,b]	22,841	172,678
Prothena Corp. PLC[a]	6,346	131,743
PTC Therapeutics Inc.[a,b]	6,343	328,377
Puma Biotechnology Inc.[a,b]	6,342	1,200,350
Radius Health Inc.[a,b]	1,925	74,902
Raptor Pharmaceutical Corp.[a,b]	18,716	196,892
Receptos Inc.[a]	6,016	737,020
Regado Biosciences Inc.[a]	4,230	3,862
Regeneron Pharmaceuticals Inc.[a]	21,613	8,866,733
Regulus Therapeutics Inc.[a,b]	3,487	55,931
Repligen Corp.[a,b]	8,438	167,072
Retrophin Inc.[a,b]	5,182	63,428
Rigel Pharmaceuticals Inc.[a]	23,258	52,796
Sage Therapeutics Inc.[a]	1,597	58,450
Sangamo BioSciences Inc.[a]	20,578	312,991
Sarepta Therapeutics Inc.[a,b]	11,904	172,251
Seattle Genetics Inc.[a,b]	27,447	881,872
Spectrum Pharmaceuticals Inc.[a,b]	16,308	113,014
Stemline Therapeutics Inc.[a,b]	2,442	41,661
Sunesis Pharmaceuticals Inc.[a,b]	16,782	42,794
Synageva BioPharma Corp.[a,b]	5,619	521,387
Synergy Pharmaceuticals Inc.[a,b]	22,066	67,301
Synta Pharmaceuticals Corp.[a,b]	28,352	75,133
T2 Biosystems Inc.[a,b]	1,657	31,881
TESARO Inc.[a,b]	5,864	218,082
TG Therapeutics Inc.[a,b]	9,007	142,671
Threshold Pharmaceuticals Inc.[a]	12,323	39,187
Tokai Pharmaceuticals Inc.[a]	1,610	23,731
Ultragenyx Pharmaceutical Inc.[a]	2,041	89,559
United Therapeutics Corp.[a]	13,372	1,731,540
Vanda Pharmaceuticals Inc.[a,b]	7,750	110,980
Verastem Inc.[a,b]	4,278	39,101
Versartis Inc.[a]	1,905	42,767
Vertex Pharmaceuticals Inc.[a]	64,612	7,675,906
Vitae Pharmaceuticals Inc.[a,b]	1,527	25,409
Vital Therapies Inc.[a,b]	1,404	35,002
Xencor Inc.[a]	4,019	64,465
XOMA Corp.[a,b]	24,535	88,081
Zafgen Inc.[a]	1,895	58,442
ZIOPHARM Oncology Inc.[a,b]	18,255	92,553

		193,057,789
BUILDING PRODUCTS — 0.24%
A.O. Smith Corp.	20,829	1,174,964
AAON Inc.	11,315	253,343
Advanced Drainage Systems Inc.	4,166	95,735
Allegion PLC	26,140	1,449,724
American Woodmark Corp.[a]	2,954	119,460

Security	Shares	Value

Apogee Enterprises Inc.	7,869	$333,409
Armstrong World Industries Inc.[a]	12,361	631,894
Builders FirstSource Inc.[a,b]	12,219	83,944
Continental Building Products Inc.[a]	4,353	77,179
Fortune Brands Home & Security Inc.	45,064	2,040,047
Gibraltar Industries Inc.[a]	8,360	135,934
Griffon Corp.	12,404	164,973
Insteel Industries Inc.	4,796	113,090
Lennox International Inc.	13,565	1,289,625
Masco Corp.	97,219	2,449,919
Masonite International Corp.[a,b]	8,072	496,105
NCI Building Systems Inc.[a]	8,237	152,549
Norcraft Companies Inc.[a]	2,039	39,353
Nortek Inc.[a]	2,265	184,212
Owens Corning	32,504	1,163,968
Patrick Industries Inc.[a,b]	1,700	74,766
PGT Inc.[a]	16,187	155,881
Ply Gem Holdings Inc.[a,b]	4,285	59,904
Quanex Building Products Corp.	10,083	189,359
Simpson Manufacturing Co. Inc.	10,993	380,358
Trex Co. Inc.[a]	9,452	402,466
Universal Forest Products Inc.	5,390	286,748
USG Corp.[a,b]	25,445	712,206

		14,711,115
CAPITAL MARKETS — 2.24%
Affiliated Managers Group Inc.[a]	15,149	3,215,224
Ameriprise Financial Inc.	52,055	6,884,274
Arlington Asset Investment Corp. Class Ab	5,776	153,699
Artisan Partners Asset Management Inc.	7,469	377,409
Ashford Inc.[a]	227	21,338
Bank of New York Mellon Corp. (The)	312,633	12,683,521
BGC Partners Inc. Class A	47,393	433,646
BlackRock Inc.[c]	34,938	12,492,431
Calamos Asset Management Inc. Class A	5,370	71,528
Charles Schwab Corp. (The)	308,071	9,300,664
CIFC Corp.	1,796	14,853
Cohen & Steers Inc.[b]	5,065	213,135
Cowen Group Inc. Class Aa	26,877	129,010
Diamond Hill Investment Group Inc.	788	108,776
E*TRADE Financial Corp.[a]	78,243	1,897,784
Eaton Vance Corp. NVS	32,776	1,341,522
Evercore Partners Inc. Class A	8,579	449,282
FBR & Co.[a]	2,470	60,737
Federated Investors Inc. Class B	25,179	829,144
Fifth Street Asset Management Inc.[a]	1,633	22,780
Financial Engines Inc.	14,651	535,494
Franklin Resources Inc.	108,749	6,021,432
FXCM Inc. Class A	14,314	237,183
GAMCO Investors Inc. Class A	1,813	161,248
GFI Group Inc.	19,048	103,812
Goldman Sachs Group Inc. (The)	122,277	23,700,951
Greenhill & Co. Inc.	7,988	348,277
HFF Inc. Class A	8,987	322,813
Interactive Brokers Group Inc. Class A	15,489	451,659
INTL FCStone Inc.[a]	3,884	79,894
Invesco Ltd.	118,610	4,687,467
Investment Technology Group Inc.[a]	10,522	219,068
Janus Capital Group Inc.	40,776	657,717
KCG Holdings Inc. Class Aa	14,462	168,482
Ladenburg Thalmann Financial Services Inc.[a,b]	28,581	112,895
Lazard Ltd. Class A	33,863	1,694,166
Legg Mason Inc.	28,467	1,519,284

283

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

LPL Financial Holdings Inc.	23,901	$1,064,790
Manning & Napier Inc.	3,778	52,212
Medley Management Inc.	1,633	24,005
Moelis & Co.	2,022	70,628
Morgan Stanley	418,973	16,256,152
Northern Trust Corp.	64,811	4,368,261
NorthStar Asset Management Group Inc.	50,729	1,144,954
OM Asset Management PLC[a]	6,594	107,087
Oppenheimer Holdings Inc. Class A	2,821	65,588
Piper Jaffray Companies Inc.[a]	4,135	240,202
Pzena Investment Management Inc. Class A	3,083	29,165
Raymond James Financial Inc.	34,581	1,981,145
RCS Capital Corp. Class Ab	1,345	16,463
Safeguard Scientifics Inc.[a,b]	5,846	115,868
SEI Investments Co.	36,426	1,458,497
Silvercrest Asset Management Group Inc.	1,562	24,445
State Street Corp.	117,977	9,261,195
Stifel Financial Corp.[a]	18,282	932,748
SWS Group Inc.[a]	7,991	55,218
T. Rowe Price Group Inc.	71,708	6,156,849
TD Ameritrade Holding Corp.	73,603	2,633,515
Virtus Investment Partners Inc.	2,067	352,403
Waddell & Reed Financial Inc. Class A	23,628	1,177,147
Walter Investment Management Corp.[a,b]	9,843	162,508
Westwood Holdings Group Inc.	1,865	115,294
WisdomTree Investments Inc.	27,577	432,269

		140,021,207
CHEMICALS — 2.45%
A. Schulman Inc.	8,089	327,847
Advanced Emissions Solutions Inc.[a]	7,576	172,657
Air Products and Chemicals Inc.	58,175	8,390,580
Airgas Inc.	20,346	2,343,452
Albemarle Corp.	22,253	1,338,073
American Vanguard Corp.	7,538	87,592
Ashland Inc.	19,120	2,289,811
Axalta Coating Systems Ltd.[a]	15,648	407,161
Axiall Corp.	19,046	808,884
Balchem Corp.	8,082	538,584
Cabot Corp.	17,428	764,392
Calgon Carbon Corp.[a]	15,618	324,542
Celanese Corp. Series A	42,753	2,563,470
CF Industries Holdings Inc.	14,334	3,906,588
Chase Corp.	1,776	63,918
Chemtura Corp.[a,b]	23,928	591,739
Cytec Industries Inc.	19,976	922,292
Dow Chemical Co. (The)	329,292	15,019,008
E.I. du Pont de Nemours and Co.	251,135	18,568,922
Eastman Chemical Co.	41,175	3,123,536
Ecolab Inc.	73,034	7,633,514
Ferro Corp.[a,b]	19,694	255,234
Flotek Industries Inc.[a]	15,311	286,775
FMC Corp.	36,113	2,059,524
FutureFuel Corp.	5,325	69,332
H.B. Fuller Co.	13,628	606,855
Hawkins Inc.	2,446	105,985
Huntsman Corp.	55,283	1,259,347
Innophos Holdings Inc.	6,005	350,992
Innospec Inc.	6,275	267,943
International Flavors & Fragrances Inc.	22,276	2,257,895
Intrepid Potash Inc.[a]	14,657	203,439
KMG Chemicals Inc.	2,130	42,600
Koppers Holdings Inc.	5,818	151,152

Security	Shares	Value

Kraton Performance Polymers Inc.[a]	8,931	$185,675
Kronos Worldwide Inc.	5,490	71,480
Landec Corp.[a]	7,096	97,996
LSB Industries Inc.[a]	5,154	162,042
LyondellBasell Industries NV Class A	114,725	9,108,018
Marrone Bio Innovations Inc.[a,b]	3,101	11,195
Minerals Technologies Inc.	9,800	680,610
Monsanto Co.	132,258	15,800,863
Mosaic Co. (The)	91,692	4,185,740
NewMarket Corp.	2,455	990,666
Olin Corp.	21,825	496,955
OM Group Inc.	8,933	266,203
OMNOVA Solutions Inc.[a]	12,536	102,043
Platform Specialty Products Corp.[a,b]	26,127	606,669
PolyOne Corp.	25,480	965,947
PPG Industries Inc.	37,899	8,760,354
Praxair Inc.	80,324	10,406,777
Quaker Chemical Corp.	3,438	316,434
Rayonier Advanced Materials Inc.	11,476	255,915
Rentech Inc.[a]	48,306	60,866
Rockwood Holdings Inc.	20,209	1,592,469
RPM International Inc.	36,047	1,827,943
Scotts Miracle-Gro Co. (The) Class A	12,541	781,555
Senomyx Inc.[a,b]	11,641	69,962
Sensient Technologies Corp.	13,649	823,581
Sherwin-Williams Co. (The)	23,601	6,208,007
Sigma-Aldrich Corp.	32,583	4,472,668
Stepan Co.	5,145	206,212
Trecora Resources[a]	5,417	79,630
Tredegar Corp.	6,506	146,320
Trinseo SAa	3,141	54,810
Tronox Ltd. Class A	16,829	401,877
Valspar Corp. (The)	23,206	2,006,855
W.R. Grace & Co.[a,b]	20,600	1,965,034
Westlake Chemical Corp.	10,912	666,614
Zep Inc.	6,146	93,112

		153,032,732
COMMERCIAL BANKS — 5.81%
1st Source Corp.	4,052	139,024
American National Bankshares Inc.	2,133	52,920
Ameris Bancorp	6,770	173,583
Ames National Corp.	2,194	56,912
Arrow Financial Corp.	2,937	80,738
Associated Banc-Corp.	42,122	784,733
Banc of California Inc.	9,538	109,401
BancFirst Corp.	1,808	114,609
Banco Latinoamericano de Comercio Exterior SA Class E	7,770	233,877
Bancorp Inc. (The)[a]	7,912	86,162
BancorpSouth Inc.	25,821	581,231
Bank of America Corp.	2,875,187	51,437,095
Bank of Hawaii Corp.	12,416	736,393
Bank of Kentucky Financial Corp. (The)	1,759	84,907
Bank of Marin Bancorp	1,357	71,365
Bank of the Ozarks Inc.	21,745	824,570
BankUnited Inc.	27,779	804,758
Banner Corp.	5,252	225,941
BB&T Corp.	196,910	7,657,830
BBCN Bancorp Inc.	21,376	307,387
Blue Hills Bancorp Inc.[a]	7,807	106,019
BNC Bancorp	5,017	86,343
BOK Financial Corp.	7,079	425,023
Boston Private Financial Holdings Inc.	21,497	289,565

284

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

Bridge Bancorp Inc.	2,305	$61,659
Bridge Capital Holdings[a]	2,383	53,332
Bryn Mawr Bank Corp.	3,106	97,218
C1 Financial Inc.[a]	897	16,406
Camden National Corp.	2,141	85,297
Capital Bank Financial Corp.[a,b]	6,495	174,066
Capital City Bank Group Inc.	3,066	47,646
Cardinal Financial Corp.	8,098	160,583
Cascade Bancorp[a]	8,570	44,478
Cathay General Bancorp	21,550	551,464
CenterState Banks Inc.	8,083	96,269
Central Pacific Financial Corp.	5,963	128,204
Century Bancorp Inc. Class A	942	37,737
Chemical Financial Corp.	10,090	309,158
CIT Group Inc.	50,529	2,416,802
Citigroup Inc.	830,597	44,943,604
Citizens & Northern Corp.	3,234	66,847
Citizens Financial Group Inc.	43,816	1,089,266
City Holding Co.	4,030	187,516
City National Corp.	12,912	1,043,419
CNB Financial Corp.	3,448	63,788
CoBiz Financial Inc.	9,472	124,367
Columbia Banking System Inc.	14,546	401,615
Comerica Inc.	49,814	2,333,288
Commerce Bancshares Inc.	23,195	1,008,751
Community Bank System Inc.	10,901	415,655
Community Trust Bancorp Inc.	4,256	155,812
CommunityOne Bancorp.[a]	2,813	32,209
ConnectOne Bancorp Inc.	7,548	143,412
CU Bancorp[a,b]	2,629	57,023
Cullen/Frost Bankers Inc.	14,226	1,004,925
Customers Bancorp Inc.[a,b]	5,974	116,254
CVB Financial Corp.	28,855	462,257
Eagle Bancorp Inc.[a,b]	5,903	209,675
East West Bancorp Inc.	38,583	1,493,548
Enterprise Bancorp Inc.	1,648	41,612
Enterprise Financial Services Corp.	4,939	97,446
F.N.B. Corp.	50,227	669,024
FCB Financial Holdings Inc.[a]	2,243	55,267
Fidelity Southern Corp.	2,821	45,446
Fifth Third Bancorp	233,151	4,750,452
Financial Institutions Inc.	3,779	95,042
First Bancorp (North Carolina)	4,060	74,988
First Bancorp (Puerto Rico)[a]	30,745	180,473
First Bancorp Inc. (Maine)	2,300	41,607
First Busey Corp.	20,356	132,518
First Business Financial Services Inc.[b]	1,079	51,695
First Citizens BancShares Inc. Class A	2,062	521,253
First Commonwealth Financial Corp.	28,786	265,407
First Community Bancshares Inc.	4,919	81,016
First Connecticut Bancorp Inc.	4,852	79,185
First Financial Bancorp	16,118	299,634
First Financial Bankshares Inc.	17,180	513,338
First Financial Corp.	3,104	110,564
First Horizon National Corp.	65,835	894,039
First Interstate BancSystem Inc.	4,420	122,964
First Merchants Corp.	11,452	260,533
First Midwest Bancorp Inc.	20,623	352,860
First NBC Bank Holding Co.[a,b]	4,015	141,328
First Niagara Financial Group Inc.	96,436	812,955
First of Long Island Corp. (The)	3,226	91,522
First Republic Bank	37,681	1,963,934
FirstMerit Corp.	45,013	850,296
Flushing Financial Corp.	8,387	170,004

Security	Shares	Value

Fulton Financial Corp.	52,465	$648,467
German American Bancorp Inc.	3,458	105,538
Glacier Bancorp Inc.	19,599	544,264
Great Southern Bancorp Inc.	2,888	114,567
Great Western Bancorp Inc.[a]	5,008	114,132
Green Bancorp Inc.[a]	1,269	15,279
Guaranty Bancorp	4,186	60,446
Hampton Roads Bankshares Inc.[a]	9,212	15,476
Hancock Holding Co.	23,228	713,100
Hanmi Financial Corp.	8,472	184,774
Heartland Financial USA Inc.	4,003	108,481
Heritage Commerce Corp.	5,513	48,680
Heritage Financial Corp.	8,054	141,348
Heritage Oaks Bancorp	5,462	45,826
Hilltop Holdings Inc.[a]	17,265	344,437
Home Bancshares Inc.	14,744	474,167
HomeTrust Bancshares Inc.[a]	6,048	100,760
Horizon Bancorp	1,829	47,810
Hudson Valley Holding Corp.	4,175	113,393
Huntington Bancshares Inc.	229,101	2,410,142
IBERIABANK Corp.	8,174	530,084
Independent Bank Corp. (Massachusetts)	6,288	269,189
Independent Bank Group Inc.	2,443	95,424
International Bancshares Corp.	14,599	387,457
Investors Bancorp Inc.	97,957	1,099,567
JPMorgan Chase & Co.	1,034,790	64,757,158
KeyCorp	242,147	3,365,843
Lakeland Bancorp Inc.	9,013	105,452
Lakeland Financial Corp.	4,421	192,181
LegacyTexas Financial Group Inc.	10,954	261,253
M&T Bank Corp.	35,853	4,503,854
Macatawa Bank Corp.	6,439	35,028
MainSource Financial Group Inc.	5,796	121,252
MB Financial Inc.	17,930	589,180
Mercantile Bank Corp.	5,275	110,880
Merchants Bancshares Inc.	1,353	41,442
Metro Bancorp Inc.[a]	4,033	104,535
MidSouth Bancorp Inc.	2,264	39,258
MidWestOne Financial Group Inc.	1,901	54,768
National Bank Holdings Corp. Class A	11,270	218,751
National Bankshares Inc.	1,894	57,559
National Penn Bancshares Inc.	31,559	332,158
NBT Bancorp Inc.	11,900	312,613
NewBridge Bancorp[a]	6,931	60,369
Northrim BanCorp Inc.	1,829	47,993
OFG Bancorp	12,439	207,109
Old Line Bancshares Inc.	2,288	36,196
Old National Bancorp	33,847	503,643
Opus Bank[a]	1,391	39,463
Pacific Continental Corp.	4,976	70,560
Pacific Premier Bancorp Inc.[a]	4,201	72,803
PacWest Bancorp	24,271	1,103,360
Palmetto Bancshares Inc.	1,193	19,923
Park National Corp.	3,172	280,659
Park Sterling Corp.	11,984	88,082
Peapack-Gladstone Financial Corp.	3,026	56,163
Penns Woods Bancorp Inc.	1,028	50,639
Peoples Bancorp Inc.	2,873	74,497
Peoples Financial Services Corp.	2,068	102,738
Pinnacle Financial Partners Inc.	9,504	375,788
PNC Financial Services Group Inc. (The)[c]	146,082	13,327,061
Popular Inc.[a]	28,226	961,095
Preferred Bank	3,202	89,304
PrivateBancorp Inc.	19,538	652,569

285

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

Prosperity Bancshares Inc.	19,085	$1,056,546
Regions Financial Corp.	378,039	3,992,092
Renasant Corp.	8,403	243,099
Republic Bancorp Inc. Class A	2,744	67,832
Republic First Bancorp Inc.[a,b]	8,468	31,755
S&T Bancorp Inc.	7,969	237,556
Sandy Spring Bancorp Inc.	6,766	176,457
Seacoast Banking Corp. of Florida[a]	3,902	53,652
ServisFirst Bancshares Inc.	483	15,915
Sierra Bancorp	3,170	55,665
Signature Bank[a]	13,824	1,741,271
Simmons First National Corp. Class A	4,722	191,949
South State Corp.	6,575	441,051
Southside Bancshares Inc.[b]	6,554	189,465
Southwest Bancorp Inc.	5,199	90,255
Square 1 Financial Inc.[a]	1,654	40,854
State Bank Financial Corp.	8,810	176,024
Sterling Bancorp	21,400	307,732
Stock Yards Bancorp Inc.	3,210	107,021
Stonegate Bank	2,741	81,188
Suffolk Bancorp	2,688	61,044
Sun Bancorp Inc./NJa	2,087	40,488
SunTrust Banks Inc.	146,074	6,120,501
Susquehanna Bancshares Inc.	51,350	689,630
SVB Financial Group[a]	13,951	1,619,293
Synovus Financial Corp.	38,154	1,033,592
Talmer Bancorp Inc. Class A	5,895	82,766
TCF Financial Corp.	44,300	703,927
Texas Capital Bancshares Inc.[a]	12,360	671,519
Tompkins Financial Corp.	3,966	219,320
TowneBank[b]	7,277	110,028
TriCo Bancshares	7,343	181,372
Tristate Capital Holdings Inc.[a]	6,186	63,345
Triumph Bancorp Inc.[a]	2,097	28,414
Trustmark Corp.	17,709	434,579
U.S. Bancorp	469,747	21,115,128
UMB Financial Corp.	10,776	613,047
Umpqua Holdings Corp.	46,100	784,161
Union Bankshares Corp.	12,002	289,008
United Bankshares Inc./WV	18,224	682,489
United Community Banks Inc.	14,708	278,569
Univest Corp. of Pennsylvania	4,804	97,233
Valley National Bancorp	61,369	595,893
Washington Trust Bancorp Inc.	4,000	160,720
Webster Financial Corp.	24,640	801,539
Wells Fargo & Co.	1,305,707	71,578,858
WesBanco Inc.	7,103	247,184
West Bancorporation Inc.	4,161	70,820
Westamerica Bancorp	7,535	369,366
Western Alliance Bancorp[a]	20,304	564,451
Wilshire Bancorp Inc.	16,562	167,773
Wintrust Financial Corp.	13,330	623,311
Yadkin Financial Corp.[a]	4,196	82,451
Zions Bancorp	55,473	1,581,535

		363,087,058
COMMERCIAL SERVICES & SUPPLIES — 0.64%
ABM Industries Inc.	14,636	419,321
ACCO Brands Corp.[a]	30,878	278,211
ADT Corp. (The)[b]	47,777	1,730,961
ARC Document Solutions Inc.[a]	9,988	102,077
Brady Corp. Class A	12,469	340,902
Brink’s Co. (The)	13,031	318,087

Security	Shares	Value

Casella Waste Systems Inc. Class Aa	10,202	$41,216
CECO Environmental Corp.	3,730	57,964
Cenveo Inc.[a,b]	14,699	30,868
Cintas Corp.	27,331	2,143,844
Civeo Corp.	25,732	105,759
Clean Harbors Inc.[a]	16,513	793,450
Copart Inc.[a]	30,530	1,114,040
Covanta Holding Corp.	29,740	654,577
Deluxe Corp.	14,010	872,123
Ennis Inc.	7,230	97,388
G&K Services Inc. Class A	5,121	362,823
Healthcare Services Group Inc.	18,383	568,586
Heritage-Crystal Clean Inc.[a]	2,103	25,930
Herman Miller Inc.	16,038	471,998
HNI Corp.	12,428	634,574
InnerWorkings Inc.[a]	12,130	94,493
Interface Inc.	19,408	319,650
KAR Auction Services Inc.	38,222	1,324,392
Kimball International Inc. Class B	8,994	82,025
Knoll Inc.	13,138	278,131
Matthews International Corp. Class A	8,417	409,655
McGrath RentCorp	6,868	246,287
Mobile Mini Inc.	12,733	515,814
MSA Safety Inc.	8,490	450,734
Multi-Color Corp.	3,774	209,155
NL Industries Inc.	1,834	15,772
Performant Financial Corp.[a,b]	6,106	40,605
Pitney Bowes Inc.	55,056	1,341,715
Quad Graphics Inc.	7,023	161,248
Quest Resource Holding Corp.[a]	3,476	5,005
R.R. Donnelley & Sons Co.	56,886	955,969
Republic Services Inc.	72,060	2,900,415
Rollins Inc.	17,501	579,283
SP Plus Corp.[a]	4,229	106,698
Steelcase Inc. Class A	23,092	414,501
Stericycle Inc.[a]	23,228	3,044,726
Team Inc.[a]	5,414	219,050
Tetra Tech Inc.	17,363	463,592
Tyco International PLC	115,295	5,056,839
UniFirst Corp.	3,990	484,586
United Stationers Inc.	11,144	469,831
US Ecology Inc.	5,916	237,350
Viad Corp.	5,416	144,391
Waste Connections Inc.	33,832	1,488,270
Waste Management Inc.	127,579	6,547,354
West Corp.	10,444	344,652

		40,116,887
COMMUNICATIONS EQUIPMENT — 1.59%
ADTRAN Inc.	16,212	353,422
Alliance Fiber Optic Products Inc.	3,169	45,982
Applied Optoelectronics Inc.[a,b]	2,867	32,168
Arista Networks Inc.[a,b]	1,672	101,591
ARRIS Group Inc.[a]	34,412	1,038,898
Aruba Networks Inc.[a,b]	30,615	556,581
Bel Fuse Inc. Class B	3,019	82,539
Black Box Corp.	4,846	115,819
Brocade Communications Systems Inc.	121,214	1,435,174
CalAmp Corp.[a]	9,317	170,501
Calix Inc.[a,b]	10,937	109,589
Ciena Corp.[a,b]	30,082	583,892
Cisco Systems Inc.	1,400,676	38,959,803
Clearfield Inc.[a,b]	3,123	38,444

286

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

CommScope Holding Co. Inc.[a]	16,976	$387,562
Comtech Telecommunications Corp.	4,942	155,772
Digi International Inc.[a]	7,168	66,591
EchoStar Corp. Class Aa	11,894	624,435
Emulex Corp.[a,b]	23,898	135,502
Extreme Networks Inc.[a]	25,673	90,626
F5 Networks Inc.[a]	20,743	2,706,235
Finisar Corp.[a,b]	28,633	555,766
Harmonic Inc.[a]	27,777	194,717
Harris Corp.	28,938	2,078,327
Infinera Corp.[a]	31,687	466,433
InterDigital Inc.	9,920	524,768
Ixia[a,b]	15,415	173,419
JDS Uniphase Corp.[a]	63,331	868,901
Juniper Networks Inc.	119,440	2,665,901
KVH Industries Inc.[a]	4,010	50,726
Motorola Solutions Inc.	55,018	3,690,607
NETGEAR Inc.[a]	10,364	368,751
Numerex Corp. Class Aa	2,949	32,616
Oclaro Inc.[a]	25,658	45,671
Palo Alto Networks Inc.[a]	15,001	1,838,673
ParkerVision Inc.[a,b]	20,794	18,920
Plantronics Inc.	11,555	612,646
Polycom Inc.[a]	38,095	514,282
Procera Networks Inc.[a,b]	5,209	37,453
QUALCOMM Inc.	461,513	34,304,261
Riverbed Technology Inc.[a]	44,737	913,082
Ruckus Wireless Inc.[a,b]	17,530	210,711
ShoreTel Inc.[a]	13,046	95,888
Sonus Networks Inc.[a]	75,307	298,969
TESSCO Technologies Inc.	1,402	40,658
Ubiquiti Networks Inc.[b]	8,090	239,788
ViaSat Inc.[a,b]	10,838	683,119

		99,316,179
COMPUTERS & PERIPHERALS — 3.89%
3D Systems Corp.[a,b]	30,070	988,401
Apple Inc.	1,648,513	181,962,865
Cray Inc.[a,b]	10,425	359,454
Diebold Inc.	17,258	597,817
Dot Hill Systems Corp.[a]	16,442	72,674
Eastman Kodak Co.[a,b]	4,849	105,272
Electronics For Imaging Inc.[a,b]	12,661	542,271
EMC Corp.	559,885	16,650,980
Hewlett-Packard Co.	518,236	20,796,811
Immersion Corp.[a,b]	7,561	71,603
Intevac Inc.[a]	6,537	50,792
Lexmark International Inc. Class A	17,234	711,247
NCR Corp.[a]	46,832	1,364,684
NetApp Inc.	85,929	3,561,757
Nimble Storage Inc.[a,b]	2,839	78,072
QLogic Corp.[a]	23,671	315,298
Quantum Corp.[a]	64,236	113,055
SanDisk Corp.	61,862	6,061,239
Silicon Graphics International Corp.[a,b]	8,949	101,840
Stratasys Ltd.[a,b]	13,504	1,122,317
Super Micro Computer Inc.[a]	8,661	302,096
Violin Memory Inc.[a,b]	21,942	105,102
Western Digital Corp.	61,008	6,753,585

		242,789,232

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.20%
AECOM Technology Corp.[a]	42,183	$1,281,098
Aegion Corp.[a]	10,872	202,328
Ameresco Inc. Class Aa,b	5,457	38,199
Argan Inc.	3,308	111,281
Chicago Bridge & Iron Co. NV	27,490	1,154,030
Comfort Systems USA Inc.	10,150	173,768
Dycom Industries Inc.[a]	9,192	322,547
EMCOR Group Inc.	18,337	815,813
Fluor Corp.	43,638	2,645,772
Furmanite Corp.[a]	9,972	77,981
Granite Construction Inc.	10,573	401,985
Great Lakes Dredge & Dock Corp.[a]	16,356	140,007
Jacobs Engineering Group Inc.[a]	36,645	1,637,665
KBR Inc.	40,758	690,848
Layne Christensen Co.[a,b]	5,398	51,497
MasTec Inc.[a]	18,636	421,360
MYR Group Inc.[a]	5,730	157,002
Northwest Pipe Co.[a]	2,726	82,107
Orion Marine Group Inc.[a]	7,233	79,925
Primoris Services Corp.	9,917	230,471
Quanta Services Inc.[a]	58,830	1,670,184
Sterling Construction Co. Inc.[a]	4,361	27,867
Tutor Perini Corp.[a]	9,868	237,523

		12,651,258
CONSTRUCTION MATERIALS — 0.09%
Eagle Materials Inc.	14,169	1,077,269
Headwaters Inc.[a]	20,024	300,160
Martin Marietta Materials Inc.	16,634	1,835,063
United States Lime & Minerals Inc.	387	28,197
US Concrete Inc.[a,b]	3,727	106,033
Vulcan Materials Co.	35,559	2,337,293

		5,684,015
CONSUMER FINANCE — 0.87%
Ally Financial Inc.[a]	74,133	1,751,021
American Express Co.	248,057	23,079,223
Capital One Financial Corp.	156,663	12,932,531
Cash America International Inc.	8,052	182,136
Consumer Portfolio Services Inc.[a]	4,697	34,570
Credit Acceptance Corp.[a]	1,897	258,770
Discover Financial Services	127,820	8,370,932
Encore Capital Group Inc.[a,b]	6,421	285,092
Enova International Inc.a	7,354	163,700
EZCORP Inc. Class A NVS[a,b]	13,158	154,607
First Cash Financial Services Inc.[a,b]	7,887	439,069
Green Dot Corp. Class Aa,b	9,660	197,933
JG Wentworth Co.[a]	3,963	42,246
Navient Corp.	115,873	2,504,016
Nelnet Inc. Class A	6,459	299,245
Nicholas Financial Inc.[a]	2,909	43,344
PRA Group Inc.[a]	13,599	787,790
Regional Management Corp.[a]	1,371	21,676
Santander Consumer USA Holdings Inc.	23,626	463,306
SLM Corp.	113,438	1,155,933
Springleaf Holdings Inc.[a,b]	6,608	239,011
Synchrony Financial[a]	35,126	1,044,999
World Acceptance Corp.[a,b]	2,487	197,592

		54,648,742

287

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

CONTAINERS & PACKAGING — 0.37%
AEP Industries Inc.[a]	1,134	$65,942
AptarGroup Inc.	18,303	1,223,372
Avery Dennison Corp.	26,117	1,354,950
Ball Corp.	38,628	2,633,271
Bemis Co. Inc.	28,368	1,282,517
Berry Plastics Group Inc.[a]	24,545	774,395
Crown Holdings Inc.[a]	37,989	1,933,640
Graphic Packaging Holding Co.[a]	89,377	1,217,315
Greif Inc. Class A	8,505	401,691
MeadWestvaco Corp.	46,017	2,042,695
Myers Industries Inc.	7,286	128,234
Owens-Illinois Inc.[a,b]	44,744	1,207,640
Packaging Corp. of America	26,854	2,095,955
Rock-Tenn Co. Class A	39,262	2,394,197
Sealed Air Corp.	59,120	2,508,462
Silgan Holdings Inc.	12,065	646,684
Sonoco Products Co.	27,637	1,207,737
UFP Technologies Inc.[a]	1,428	35,107

		23,153,804
DISTRIBUTORS — 0.13%
Core-Mark Holding Co. Inc.	6,272	388,425
Genuine Parts Co.	42,101	4,486,703
LKQ Corp.[a]	83,123	2,337,419
Pool Corp.	11,925	756,522
VOXX International Corp.[a]	4,891	42,845
Weyco Group Inc.	1,816	53,881

		8,065,795
DIVERSIFIED CONSUMER SERVICES — 0.19%
2U Inc.[a]	2,822	55,481
American Public Education Inc.[a]	5,023	185,198
Apollo Education Group Inc.[a]	26,411	900,879
Ascent Media Corp. Class Aa	3,916	207,274
Bridgepoint Education Inc.[a]	4,821	54,574
Bright Horizons Family Solutions Inc.[a]	8,344	392,252
Capella Education Co.	3,025	232,804
Career Education Corp.[a]	13,994	97,398
Carriage Services Inc.	4,318	90,462
Chegg Inc.[a,b]	19,830	137,025
Collectors Universe Inc.	1,897	39,571
DeVry Education Group Inc.	17,073	810,455
Graham Holdings Co. Class B	956	825,707
Grand Canyon Education Inc.[a]	12,386	577,931
H&R Block Inc.	74,308	2,502,694
Houghton Mifflin Harcourt Co.[a]	29,738	615,874
ITT Educational Services Inc.[a,b]	6,515	62,609
K12 Inc.[a]	9,736	115,566
Liberty Tax Inc.[a]	1,224	43,746
LifeLock Inc.[a,b]	21,855	404,536
Regis Corp.[a]	13,018	218,182
Service Corp. International	57,877	1,313,808
ServiceMaster Global Holdings Inc.[a]	11,290	302,233
Sotheby’s	16,690	720,674
Steiner Leisure Ltd.[a]	4,172	192,788
Strayer Education Inc.[a]	3,212	238,587
Universal Technical Institute Inc.	5,886	57,918
Weight Watchers International Inc.[a,b]	7,258	180,289

		11,576,515

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.79%
Berkshire Hathaway Inc. Class Ba	500,398	$75,134,760
CBOE Holdings Inc.	23,678	1,501,659
CME Group Inc./IL	86,937	7,706,965
FNFV Groupa,[b]	25,070	394,602
GAIN Capital Holdings Inc.	4,107	37,045
Intercontinental Exchange Inc.	31,602	6,930,003
Leucadia National Corp.	100,944	2,263,165
MarketAxess Holdings Inc.	10,034	719,538
Marlin Business Services Corp.	2,270	46,603
McGraw Hill Financial Inc.	74,619	6,639,599
Moody’s Corp.	51,840	4,966,790
MSCI Inc. Class Ab	31,981	1,517,179
NASDAQ OMX Group Inc. (The)	32,104	1,539,708
NewStar Financial Inc.[a]	7,138	91,366
PHH Corp.[a,b]	15,451	370,206
PICO Holdings Inc.[a]	6,237	117,567
Resource America Inc. Class A	3,280	29,651
Restaurant Brands International LPa,b	577	21,692
Tiptree Financial Inc.[a]	2,144	17,366
Voya Financial Inc.	37,614	1,594,081

		111,639,545
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.87%
8x8 Inc.[a,b]	26,129	239,342
AT&T Inc.[b]	1,419,189	47,670,559
Atlantic Tele-Network Inc.	2,383	161,067
CenturyLink Inc.	157,024	6,215,010
Cincinnati Bell Inc.[a]	53,749	171,459
Cogent Communications Holdings Inc.	12,906	456,743
Consolidated Communications Holdings Inc.	13,662	380,213
Fairpoint Communications Inc.[a]	5,848	83,100
Frontier Communications Corp.	273,811	1,826,319
General Communication Inc. Class Aa	10,066	138,407
Globalstar Inc.[a,b]	75,277	207,012
Hawaiian Telcom Holdco Inc.[a,b]	2,861	78,878
IDT Corp. Class B	4,129	83,860
inContact Inc.[a,b]	15,187	133,494
Inteliquent Inc.	8,128	159,553
Intelsat SAa	6,117	106,191
Iridium Communications Inc.[a,b]	19,426	189,403
Level 3 Communications Inc.[a]	76,410	3,773,126
Lumos Networks Corp.	4,032	67,818
magicJack VocalTec Ltd.[a,b]	4,131	33,544
ORBCOMM Inc.[a]	10,325	67,526
Premiere Global Services Inc.[a]	13,610	144,538
Verizon Communications Inc.	1,132,265	52,967,357
Vonage Holdings Corp.[a]	54,952	209,367
Windstream Holdings Inc.	167,774	1,382,458
Zayo Group Holdings Inc.[a,b]	6,553	200,325

		117,146,669
ELECTRIC UTILITIES — 1.70%
ALLETE Inc.	11,899	656,111
American Electric Power Co. Inc.	132,967	8,073,756
Cleco Corp.	16,668	909,073
Duke Energy Corp.	193,415	16,157,889
Edison International	88,990	5,827,065
El Paso Electric Co.	11,002	440,740
Empire District Electric Co. (The)	11,513	342,397

288

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

Entergy Corp.	49,400	$4,321,512
Exelon Corp.	235,312	8,725,369
FirstEnergy Corp.	114,490	4,463,965
Great Plains Energy Inc.	41,983	1,192,737
Hawaiian Electric Industries Inc.[b]	27,240	911,995
IDACORP Inc.	13,627	901,971
ITC Holdings Corp.	42,422	1,715,121
MGE Energy Inc.	9,468	431,836
NextEra Energy Inc.	119,558	12,707,820
Northeast Utilities	85,909	4,597,850
NRG Yield Inc. Class A	6,134	289,157
OGE Energy Corp.	54,440	1,931,531
Otter Tail Corp.	10,024	310,343
Pepco Holdings Inc.	68,535	1,845,648
Pinnacle West Capital Corp.	30,313	2,070,681
PNM Resources Inc.	21,836	647,001
Portland General Electric Co.	20,798	786,788
PPL Corp.	181,826	6,605,739
Southern Co. (The)	244,365	12,000,765
Spark Energy Inc.	831	11,709
UIL Holdings Corp.	15,960	694,898
Unitil Corp.	3,833	140,556
Westar Energy Inc.	35,056	1,445,709
Xcel Energy Inc.	138,224	4,965,006

		106,122,738
ELECTRICAL EQUIPMENT — 0.63%
Acuity Brands Inc.	11,650	1,631,816
AMETEK Inc.	66,507	3,500,264
AZZ Inc.	6,933	325,296
Babcock & Wilcox Co. (The)	30,652	928,756
Capstone Turbine Corp.[a,b]	81,880	60,534
Eaton Corp. PLC	130,840	8,891,887
Emerson Electric Co.	192,347	11,873,580
Encore Wire Corp.	5,707	213,042
EnerSys	13,147	811,433
Enphase Energy Inc.[a,b]	7,284	104,088
Franklin Electric Co. Inc.	12,936	485,488
FuelCell Energy Inc.[a,b]	64,668	99,589
Generac Holdings Inc.[a,b]	18,799	879,041
General Cable Corp.	13,550	201,895
Global Power Equipment Group Inc.	4,793	66,191
GrafTech International Ltd.[a,b]	32,318	163,529
Hubbell Inc. Class B	16,261	1,737,163
LSI Industries Inc.	5,208	35,362
Plug Power Inc.[a,b]	45,809	137,427
Polypore International Inc.[a]	12,655	595,418
Powell Industries Inc.	2,391	117,326
Power Solutions International Inc.[a,b]	1,420	73,286
PowerSecure International Inc.[a]	5,171	60,242
Preformed Line Products Co.	719	39,279
Regal Beloit Corp.	12,286	923,907
Revolution Lighting Technologies Inc.[a,b]	8,112	10,951
Rockwell Automation Inc.	37,948	4,219,818
Solarcity Corp.[a,b]	11,588	619,726
TCP International Holdings Ltd.[a]	1,958	12,042
Thermon Group Holdings Inc.[a]	9,780	236,578
Vicor Corp.[a]	5,233	63,319

		39,118,273
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.67%
Agilysys Inc.[a,b]	4,008	50,461

Security	Shares	Value

Amphenol Corp. Class A	86,142	$4,635,301
Anixter International Inc.[a]	7,352	650,358
Arrow Electronics Inc.[a]	27,324	1,581,786
Avnet Inc.	37,486	1,612,648
AVX Corp.	13,223	185,122
Badger Meter Inc.	3,989	236,747
Belden Inc.	11,912	938,785
Benchmark Electronics Inc.[a]	15,665	398,518
CDW Corp./DE	23,725	834,408
Checkpoint Systems Inc.[a]	11,121	152,691
Cognex Corp.[a]	23,365	965,675
Coherent Inc.[a]	6,392	388,122
Control4 Corp.[a]	3,192	49,061
Corning Inc.	357,510	8,197,704
CTS Corp.	9,209	164,196
CUI Global Inc.[a,b]	5,673	42,264
Daktronics Inc.	9,971	124,737
Dolby Laboratories Inc. Class A	13,762	593,417
DTS Inc.[a]	5,011	154,088
Electro Rent Corp.	5,238	73,542
Electro Scientific Industries Inc.	6,326	49,090
Fabrinet[a]	10,312	182,935
FARO Technologies Inc.[a,b]	4,721	295,912
FEI Co.	11,388	1,028,906
FLIR Systems Inc.	38,768	1,252,594
GSI Group Inc.[a]	8,029	118,187
II-VI Inc.[a]	14,406	196,642
Ingram Micro Inc. Class Aa	41,742	1,153,749
Insight Enterprises Inc.[a]	12,134	314,149
InvenSense Inc.[a,b]	19,363	314,842
IPG Photonics Corp.[a,b]	8,807	659,820
Itron Inc.[a]	10,985	464,556
Jabil Circuit Inc.	55,335	1,207,963
Kemet Corp.[a]	12,255	51,471
Keysight Technologies Inc.[a]	44,999	1,519,616
Kimball Electronics Inc.[a]	6,757	81,219
Knowles Corp.[a,b]	23,387	550,764
Littelfuse Inc.	5,954	575,573
Maxwell Technologies Inc.[a,b]	8,173	74,538
Mercury Systems Inc.[a]	8,370	116,510
Mesa Laboratories Inc.	771	59,606
Methode Electronics Inc.	10,322	376,856
MTS Systems Corp.	4,347	326,155
Multi-Fineline Electronix Inc.[a]	2,358	26,480
National Instruments Corp.	27,647	859,545
Newport Corp.[a]	10,489	200,445
OSI Systems Inc.[a]	5,376	380,460
Park Electrochemical Corp.	5,774	143,946
PC Connection Inc.	2,418	59,362
Plexus Corp.[a]	9,498	391,413
RealD Inc.[a,b]	12,086	142,615
Rofin-Sinar Technologies Inc.[a]	7,839	225,528
Rogers Corp.[a]	4,694	382,279
Sanmina Corp.[a]	22,448	528,201
ScanSource Inc.[a,b]	7,479	300,357
Speed Commerce Inc.[a,b]	10,977	33,919
SYNNEX Corp.	8,060	629,970
Tech Data Corp.[a]	10,311	651,965
Trimble Navigation Ltd.[a]	71,414	1,895,328
TTM Technologies Inc.[a]	14,606	109,983
Universal Display Corp.[a,b]	10,940	303,585
Viasystems Group Inc.[a]	1,059	17,241
Vishay Intertechnology Inc.	36,087	510,631
Vishay Precision Group Inc.[a]	3,260	55,942
Zebra Technologies Corp. Class Aa	14,212	1,100,151

		41,950,630

289

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.27%
Aspen Aerogels Inc.[a,b]	1,566	$12,497
Atwood Oceanics Inc.[a]	17,564	498,291
Baker Hughes Inc.	119,519	6,701,430
Basic Energy Services Inc.[a,b]	8,409	58,947
Bristow Group Inc.	9,861	648,755
C&J Energy Services Inc.[a,b]	12,216	161,373
Cameron International Corp.[a]	55,984	2,796,401
CARBO Ceramics Inc.[b]	5,348	214,187
CHC Group Ltd.[a]	11,349	36,544
Dawson Geophysical Co.	2,111	25,817
Diamond Offshore Drilling Inc.[b]	18,601	682,843
Dresser-Rand Group Inc.[a]	20,707	1,693,833
Dril-Quip Inc.[a]	11,080	850,168
ERA Group Inc.[a]	5,841	123,537
Exterran Holdings Inc.	15,677	510,757
FMC Technologies Inc.[a]	64,469	3,019,728
FMSA Holdings Inc.[a,b]	6,804	47,084
Forum Energy Technologies Inc.[a]	16,266	337,194
Frank’s International NV	9,383	156,039
Geospace Technologies Corp.[a,b]	3,440	91,160
Glori Energy Inc.[a,b]	3,330	13,919
Gulf Island Fabrication Inc.	3,985	77,269
GulfMark Offshore Inc. Class A	7,311	178,535
Halliburton Co.	231,535	9,106,272
Helix Energy Solutions Group Inc.[a,b]	28,954	628,302
Helmerich & Payne Inc.	26,494	1,786,225
Hercules Offshore Inc.[a,b]	43,322	43,322
Hornbeck Offshore Services Inc.[a,b]	9,580	239,213
Independence Contract Drilling Inc.[a,b]	2,830	14,773
ION Geophysical Corp.[a]	36,512	100,408
Key Energy Services Inc.[a]	33,314	55,634
Matrix Service Co.[a]	7,054	157,445
McDermott International Inc.[a,b]	64,494	187,678
Mitcham Industries Inc.[a]	3,381	20,049
Nabors Industries Ltd.	82,595	1,072,083
National Oilwell Varco Inc.	117,495	7,699,447
Natural Gas Services Group Inc.[a]	3,239	74,627
Newpark Resources Inc.[a]	24,631	234,980
Nordic American Offshore Ltd.[a]	4,996	61,351
North Atlantic Drilling Ltd.[b]	19,508	31,798
Nuverra Environmental Solutions Inc.[a,b]	3,696	20,513
Oceaneering International Inc.	29,525	1,736,365
Oil States International Inc.[a]	12,885	630,076
Parker Drilling Co.[a]	32,739	100,509
Patterson-UTI Energy Inc.	39,603	657,014
PHI Inc.[a]	3,727	139,390
Pioneer Energy Services Corp.[a]	16,717	92,612
Profire Energy Inc.[a,b]	3,671	8,370
RigNet Inc.[a,b]	3,327	136,507
Rowan Companies PLC Class A	33,993	792,717
RPC Inc.	16,721	218,042
Schlumberger Ltd.	355,619	30,373,419
SEACOR Holdings Inc.[a]	5,423	400,272
Seadrill Ltd.[b]	96,836	1,156,222
Seventy Seven Energy Inc.[a]	10,309	55,772
Superior Energy Services Inc.	43,203	870,540
Tesco Corp.	8,321	106,675
TETRA Technologies Inc.[a]	21,503	143,640
Tidewater Inc.	13,491	437,243

Security	Shares	Value

Unit Corp.[a]	13,289	$453,155
US Silica Holdings Inc.[b]	14,673	376,949
Vantage Drilling Co.[a]	52,476	25,650
Willbros Group Inc.[a]	10,440	65,459

		79,447,026
FOOD & STAPLES RETAILING — 2.17%
Andersons Inc. (The)	7,601	403,917
Casey’s General Stores Inc.	10,417	940,863
Chefs’ Warehouse Inc. (The)[a,b]	6,168	142,111
Costco Wholesale Corp.	120,291	17,051,249
CVS Health Corp.	319,708	30,791,077
Diplomat Pharmacy Inc.[a]	4,173	114,215
Fairway Group Holdings Corp.[a,b]	4,263	13,428
Fresh Market Inc. (The)[a,b]	11,221	462,305
Ingles Markets Inc. Class A	3,327	123,398
Kroger Co. (The)	139,699	8,970,073
Liberator Medical Holdings Inc.	8,617	24,989
Natural Grocers by Vitamin Cottage Inc.[a,b]	2,046	57,636
Pantry Inc. (The)[a]	6,395	236,999
PriceSmart Inc.	5,001	456,191
Rite Aid Corp.[a]	267,015	2,007,953
Roundy’s Inc.	5,730	27,733
Safeway Inc.	63,142	2,217,547
Smart & Final Stores Inc.[a]	3,661	57,588
SpartanNash Co.	10,035	262,315
Sprouts Farmers Market Inc.[a,b]	26,703	907,368
SUPERVALU Inc.[a]	57,994	562,542
Sysco Corp.	160,259	6,360,680
United Natural Foods Inc.[a,b]	13,401	1,036,232
Village Super Market Inc. Class A	1,392	38,099
Wal-Mart Stores Inc.	435,635	37,412,334
Walgreens Boots Alliance Inc.	260,979	19,886,600
Weis Markets Inc.	3,050	145,851
Whole Foods Market Inc.	100,780	5,081,328

		135,792,621
FOOD PRODUCTS — 1.60%
Alico Inc.	972	48,629
Archer-Daniels-Midland Co.	179,430	9,330,360
B&G Foods Inc. Class A	14,353	429,155
Boulder Brands Inc.[a]	16,156	178,685
Bunge Ltd.	40,154	3,650,400
Cal-Maine Foods Inc.[b]	8,034	313,567
Calavo Growers Inc.	3,150	148,995
Campbell Soup Co.	47,946	2,109,624
Chiquita Brands International Inc.[a]	11,934	172,566
ConAgra Foods Inc.	115,937	4,206,194
Darling Ingredients Inc.[a]	46,371	842,097
Dean Foods Co.	27,355	530,140
Diamond Foods Inc.[a]	6,029	170,199
Farmer Bros. Co.[a]	1,855	54,630
Flowers Foods Inc.	46,009	882,913
Fresh Del Monte Produce Inc.	10,396	348,786
Freshpet Inc.[a,b]	3,260	55,616
General Mills Inc.	168,461	8,984,025
Hain Celestial Group Inc.[a,b]	27,371	1,595,456
Hershey Co. (The)	40,983	4,259,363
Hormel Foods Corp.	36,875	1,921,187
Ingredion Inc.	20,169	1,711,138
Inventure Foods Inc.[a]	3,702	47,163
J&J Snack Foods Corp.	4,060	441,606

290

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

J.M. Smucker Co. (The)	28,432	$2,871,063
John B. Sanfilippo & Son Inc.	2,165	98,508
Kellogg Co.	70,408	4,607,500
Keurig Green Mountain Inc.	38,772	5,133,219
Kraft Foods Group Inc.	162,350	10,172,851
Lancaster Colony Corp.	5,061	473,912
Lifeway Foods Inc.[a]	1,194	22,125
Limoneira Co.	2,125	53,083
McCormick & Co. Inc. NVS	36,000	2,674,800
Mead Johnson Nutrition Co. Class A	55,395	5,569,413
Mondelez International Inc. Class A	462,569	16,802,819
Omega Protein Corp.[a]	5,181	54,763
Pilgrim’s Pride Corp.[a,b]	16,708	547,855
Pinnacle Foods Inc.	14,853	524,311
Post Holdings Inc.[a,b]	12,221	511,938
Sanderson Farms Inc.[b]	6,259	525,912
Seaboard Corp.[a]	73	306,450
Seneca Foods Corp. Class Aa	2,403	64,953
Snyders-Lance Inc.	13,150	401,733
Tootsie Roll Industries Inc.	5,470	167,656
TreeHouse Foods Inc.[a]	11,533	986,417
Tyson Foods Inc. Class A	79,124	3,172,081
WhiteWave Foods Co. (The) Class Aa	47,600	1,665,524

		99,841,380
GAS UTILITIES — 0.21%
AGL Resources Inc.	32,484	1,770,703
Atmos Energy Corp.	27,035	1,506,931
Chesapeake Utilities Corp.	4,065	201,868
Laclede Group Inc. (The)	11,869	631,431
National Fuel Gas Co.	23,026	1,600,998
New Jersey Resources Corp.	11,389	697,007
Northwest Natural Gas Co.	7,339	366,216
ONE GAS Inc.	14,084	580,542
Piedmont Natural Gas Co.	20,665	814,408
Questar Corp.	47,780	1,207,878
South Jersey Industries Inc.	8,789	517,936
Southwest Gas Corp.	12,577	777,384
UGI Corp.	48,127	1,827,863
WGL Holdings Inc.	14,143	772,491

		13,273,656
HEALTH CARE EQUIPMENT & SUPPLIES — 2.30%
Abaxis Inc.	5,967	339,105
Abbott Laboratories	410,727	18,490,930
ABIOMED Inc.[a,b]	10,536	401,000
Accuray Inc.[a,b]	19,593	147,927
Alere Inc.[a]	22,071	838,698
Align Technology Inc.[a]	22,335	1,248,750
Analogic Corp.	3,300	279,213
AngioDynamics Inc.[a]	6,784	128,964
Anika Therapeutics Inc.[a]	4,535	184,756
Antares Pharma Inc.[a,b]	28,901	74,276
AtriCure Inc.[a,b]	7,794	155,568
Atrion Corp.	398	135,324
Baxter International Inc.	148,772	10,903,500
Becton, Dickinson and Co.	52,971	7,371,444
Boston Scientific Corp.[a]	362,601	4,804,463
C.R. Bard Inc.	20,921	3,485,857
Cantel Medical Corp.	8,797	380,558
Cardiovascular Systems Inc.[a,b]	8,429	253,544
CareFusion Corp.[a]	57,110	3,388,907

Security	Shares	Value

Cerus Corp.[a,b]	16,506	$102,997
CONMED Corp.	7,793	350,373
Cooper Companies Inc. (The)	13,126	2,127,593
Covidien PLC	123,616	12,643,444
CryoLife Inc.	7,438	84,273
Cyberonics Inc.[a,b]	7,462	415,484
Cynosure Inc. Class Aa,b	5,217	143,050
DENTSPLY International Inc.	39,118	2,083,816
Derma Sciences Inc.[a]	4,007	37,305
DexCom Inc.[a,b]	20,523	1,129,791
Edwards Lifesciences Corp.[a]	28,700	3,655,806
Endologix Inc.[a,b]	17,483	267,315
Exactech Inc.[a,b]	2,240	52,797
GenMark Diagnostics Inc.[a,b]	12,879	175,283
Globus Medical Inc. Class Aa	17,938	426,386
Greatbatch Inc.[a]	6,481	319,513
Haemonetics Corp.[a]	13,942	521,710
Halyard Health Inc.[a]	12,676	576,378
HeartWare International Inc.[a]	4,402	323,239
Hill-Rom Holdings Inc.	16,189	738,542
Hologic Inc.[a,b]	65,850	1,760,829
ICU Medical Inc.[a]	3,362	275,348
IDEXX Laboratories Inc.[a]	13,075	1,938,630
Inogen Inc.[a,b]	1,388	43,542
Insulet Corp.[a]	14,671	675,746
Integra LifeSciences Holdings Corp.[a]	6,778	367,571
Intuitive Surgical Inc.[a]	9,841	5,205,299
Invacare Corp.	8,807	147,605
K2M Group Holdings Inc.[a,b]	2,405	50,192
LDR Holding Corp.[a]	4,438	145,478
Masimo Corp.[a]	13,585	357,829
Medtronic Inc.	273,190	19,724,318
Meridian Bioscience Inc.[b]	11,235	184,928
Merit Medical Systems Inc.[a]	11,457	198,550
Natus Medical Inc.[a]	8,115	292,465
Neogen Corp.[a]	9,586	475,370
Nevro Corp.[a]	2,191	84,726
NuVasive Inc.[a]	12,127	571,909
NxStage Medical Inc.[a,b]	16,323	292,671
Ocular Therapeutix Inc.[a,b]	1,597	37,561
OraSure Technologies Inc.[a]	14,710	149,159
Orthofix International NVa,b	5,126	154,088
Oxford Immunotec Global PLC[a]	3,089	42,072
PhotoMedex Inc.[a,b]	3,692	5,649
Quidel Corp.[a,b]	7,912	228,815
ResMed Inc.[b]	38,811	2,175,745
Rockwell Medical Technologies Inc.[a,b]	9,166	94,226
Roka Bioscience Inc.[a,b]	1,355	5,976
RTI Surgical Inc.[a]	15,696	81,619
Second Sight Medical Products Inc.[a]	1,095	11,235
Sientra Inc.[a]	1,565	26,276
Sirona Dental Systems Inc.[a,b]	15,754	1,376,427
Spectranetics Corp. (The)[a,b]	11,050	382,109
St. Jude Medical Inc.	77,505	5,040,150
Staar Surgical Co.[a,b]	10,014	91,228
Steris Corp.	15,848	1,027,743
Stryker Corp.	91,626	8,643,081
SurModics Inc.[a]	4,255	94,036
Symmetry Surgical Inc.[a]	2,538	19,771
Tandem Diabetes Care Inc.[a,b]	2,492	31,648
Teleflex Inc.	11,225	1,288,854
Thoratec Corp.[a]	16,110	522,931
Tornier NVa	9,752	248,676
TransEnterix Inc.[a,b]	7,870	22,902

291

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

TriVascular Technologies Inc.[a]	2,037	$25,605
Unilife Corp.[a,b]	23,389	78,353
Utah Medical Products Inc.	927	55,666
Varian Medical Systems Inc.[a,b]	28,501	2,465,622
Vascular Solutions Inc.[a]	4,468	121,351
Veracyte Inc.[a,b]	1,791	17,301
Volcano Corp.[a]	14,536	259,904
West Pharmaceutical Services Inc.	20,025	1,066,131
Wright Medical Group Inc.[a]	13,585	365,029
Zeltiq Aesthetics Inc.[a]	8,612	240,361
Zimmer Holdings Inc.	46,005	5,217,887

		143,696,072
HEALTH CARE PROVIDERS & SERVICES — 2.47%
AAC Holdings Inc.[a]	1,565	48,390
Acadia Healthcare Co. Inc.[a,b]	11,721	717,442
Addus HomeCare Corp.[a]	1,434	34,803
Adeptus Health Inc. Class Aa,b	1,567	58,606
Aetna Inc.	97,380	8,650,265
Air Methods Corp.[a,b]	10,449	460,070
Alliance HealthCare Services Inc.[a]	1,318	27,665
Almost Family Inc.[a]	2,179	63,082
Amedisys Inc.[a,b]	8,171	239,819
AmerisourceBergen Corp.	61,927	5,583,338
AMN Healthcare Services Inc.[a]	11,222	219,951
AmSurg Corp.[a]	11,622	636,072
Anthem Inc.	76,667	9,634,742
Bio-Reference Laboratories Inc.[a,b]	6,840	219,769
BioScrip Inc.[a,b]	15,980	111,700
BioTelemetry Inc.[a]	7,232	72,537
Brookdale Senior Living Inc.[a]	46,969	1,722,353
Capital Senior Living Corp.[a]	7,838	195,245
Cardinal Health Inc.	93,252	7,528,234
Catamaran Corp.[a]	56,416	2,919,528
Centene Corp.[a,b]	15,911	1,652,357
Chemed Corp.	4,520	477,628
Cigna Corp.	73,271	7,540,319
Civitas Solutions Inc.[a]	3,184	54,224
Community Health Systems Inc.[a]	31,985	1,724,631
CorVel Corp.[a]	3,340	124,315
Cross Country Healthcare Inc.[a]	7,403	92,389
DaVita HealthCare Partners Inc.[a]	48,737	3,691,340
Ensign Group Inc. (The)	4,910	217,955
Envision Healthcare Holdings Inc.[a,b]	22,180	769,424
ExamWorks Group Inc.[a,b]	9,982	415,151
Express Scripts Holding Co.[a]	200,709	16,994,031
Five Star Quality Care Inc.[a]	9,878	40,994
Gentiva Health Services Inc.[a]	8,203	156,267
Hanger Inc.[a]	9,316	204,020
HCA Holdings Inc.[a]	89,460	6,565,469
Health Net Inc./CAa	21,648	1,158,818
HealthEquity Inc.[a]	2,873	73,118
HealthSouth Corp.	23,786	914,810
Healthways Inc.[a,b]	9,131	181,524
Henry Schein Inc.[a]	23,188	3,157,046
Humana Inc.	42,450	6,097,094
IPC The Hospitalist Co. Inc.[a]	4,472	205,220
Kindred Healthcare Inc.	17,738	322,477
Laboratory Corp. of America Holdings[a]	23,256	2,509,322
Landauer Inc.	2,661	90,847
LHC Group Inc.[a]	4,214	131,393
LifePoint Hospitals Inc.[a]	11,838	851,271
Magellan Health Inc.[a]	7,411	444,882

Security	Shares	Value

McKesson Corp.	63,198	$13,118,641
MEDNAX Inc.[a]	27,229	1,800,109
Molina Healthcare Inc.[a,b]	8,196	438,732
MWI Veterinary Supply Inc.[a,b]	3,412	579,733
National Healthcare Corp.	2,935	184,435
National Research Corp. Class A	2,112	29,547
Omnicare Inc.	27,163	1,980,998
Owens & Minor Inc.	17,457	612,915
Patterson Companies Inc.	23,836	1,146,512
PharMerica Corp.[a]	8,180	169,408
Premier Inc.[a]	8,887	297,981
Providence Service Corp. (The)[a]	3,407	124,151
Quest Diagnostics Inc.	39,143	2,624,930
RadNet Inc.[a]	8,972	76,621
Select Medical Holdings Corp.	21,413	308,347
Skilled Healthcare Group Inc. Class Aa	5,182	44,410
Surgical Care Affiliates Inc.[a]	3,079	103,608
Team Health Holdings Inc.[a]	18,893	1,086,914
Tenet Healthcare Corp.[a]	26,763	1,356,081
Triple-S Management Corp. Class Ba	6,741	161,177
Trupanion Inc.[a,b]	2,272	15,745
U.S. Physical Therapy Inc.	3,264	136,958
UnitedHealth Group Inc.	267,936	27,085,650
Universal American Corp.[a]	10,286	95,454
Universal Health Services Inc. Class B	24,365	2,710,850
VCA Inc.[a]	23,861	1,163,701
WellCare Health Plans Inc.[a]	11,790	967,487

		154,423,042
HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a]	47,724	609,435
athenahealth Inc.[a,b]	10,520	1,532,764
Castlight Health Inc.[a,b]	3,531	41,313
Cerner Corp.[a]	81,046	5,240,434
Computer Programs and Systems Inc.	3,041	184,741
HealthStream Inc.[a]	5,308	156,480
HMS Holdings Corp.[a,b]	23,591	498,714
Imprivata Inc.[a]	1,646	21,398
IMS Health Holdings Inc.[a,b]	20,490	525,364
MedAssets Inc.[a]	16,041	316,970
Medidata Solutions Inc.[a]	14,390	687,122
Merge Healthcare Inc.[a]	15,442	54,974
Omnicell Inc.[a]	9,302	308,082
Quality Systems Inc.	14,736	229,734
Veeva Systems Inc.[a,b]	10,260	270,967
Vocera Communications Inc.[a,b]	5,806	60,498

		10,738,990
HOTELS, RESTAURANTS & LEISURE — 1.92%
Aramark	11,479	357,571
Belmond Ltd.[a]	26,912	332,901
Biglari Holdings Inc.[a,b]	433	172,988
BJ’s Restaurants Inc.[a,b]	5,353	268,774
Bloomin’ Brands Inc.[a]	21,057	521,371
Bob Evans Farms Inc.	6,782	347,103
Boyd Gaming Corp.[a,b]	21,511	274,911
Bravo Brio Restaurant Group Inc.[a]	5,335	74,210
Brinker International Inc.	17,740	1,041,161
Buffalo Wild Wings Inc.[a]	5,084	917,052
Caesars Acquisition Co.[a]	12,520	129,081
Caesars Entertainment Corp.[a,b]	14,219	223,096
Carnival Corp.	116,190	5,266,893

292

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

Carrols Restaurant Group Inc.[a]	14,428	$110,086
Cheesecake Factory Inc. (The)	13,153	661,727
Chipotle Mexican Grill Inc.[a]	8,552	5,853,929
Choice Hotels International Inc.	9,481	531,126
Churchill Downs Inc.	3,497	333,264
Chuy’s Holdings Inc.[a]	4,390	86,351
ClubCorp Holdings Inc.	5,697	102,147
Cracker Barrel Old Country Store Inc.	5,234	736,738
Darden Restaurants Inc.	36,694	2,151,369
Dave & Buster’s Entertainment Inc.[a]	1,841	50,259
Del Frisco’s Restaurant Group Inc.[a]	6,371	151,248
Denny’s Corp.[a]	26,335	271,514
Diamond Resorts International Inc.[a,b]	9,567	266,919
DineEquity Inc.	4,356	451,456
Domino’s Pizza Inc.	15,362	1,446,640
Dunkin’ Brands Group Inc.	29,057	1,239,281
El Pollo Loco Holdings Inc.[a,b]	2,236	44,653
Empire Resorts Inc.[a]	4,134	32,080
Famous Dave’s of America Inc.[a,b]	1,272	33,415
Fiesta Restaurant Group Inc.[a,b]	6,854	416,723
Habit Restaurants Inc. (The)[a]	1,565	50,628
Hilton Worldwide Holdings Inc.[a]	36,923	963,321
Hyatt Hotels Corp. Class Aa	11,365	684,287
Ignite Restaurant Group Inc.[a,b]	1,868	14,701
International Game Technology	66,322	1,144,054
International Speedway Corp. Class A	7,498	237,312
Interval Leisure Group Inc.	10,532	220,013
Intrawest Resorts Holdings Inc.[a,b]	3,699	44,166
Isle of Capri Casinos Inc.[a]	6,082	50,906
Jack in the Box Inc.	10,986	878,441
Jamba Inc.[a]	3,841	57,961
Krispy Kreme Doughnuts Inc.[a,b]	16,499	325,690
La Quinta Holdings Inc.[a]	12,144	267,897
Las Vegas Sands Corp.	103,090	5,995,714
Life Time Fitness Inc.[a,b]	11,641	659,113
Marcus Corp. (The)	5,410	100,139
Marriott International Inc./DE	60,717	4,737,747
Marriott Vacations Worldwide Corp.	7,031	524,091
McDonald’s Corp.	270,285	25,325,704
MGM Resorts International[a]	101,501	2,170,091
Monarch Casino & Resort Inc.[a]	2,330	38,655
Morgans Hotel Group Co.[a]	5,958	46,711
Nathan’s Famous Inc.[a,b]	791	63,280
Noodles & Co.[a,b]	3,452	90,960
Norwegian Cruise Line Holdings Ltd.[a,b]	24,725	1,156,141
Panera Bread Co. Class Aa,b	6,730	1,176,404
Papa John’s International Inc.	8,727	486,967
Papa Murphy’s Holdings Inc.[a]	1,616	18,778
Penn National Gaming Inc.[a]	19,298	264,962
Pinnacle Entertainment Inc.[a,b]	14,372	319,777
Popeyes Louisiana Kitchen Inc.[a]	6,748	379,710
Potbelly Corp.[a,b]	2,345	30,180
Red Robin Gourmet Burgers Inc.[a]	4,037	310,748
Restaurant Brands International Inc.[a]	58,175	2,271,152
Royal Caribbean Cruises Ltd.	45,771	3,772,904
Ruby Tuesday Inc.[a]	17,426	119,194
Ruth’s Hospitality Group Inc.	9,402	141,030
Scientific Games Corp. Class Aa,b	13,022	165,770
SeaWorld Entertainment Inc.	18,558	332,188
Six Flags Entertainment Corp.	19,895	858,469
Sonic Corp.	13,935	379,450
Speedway Motorsports Inc.	3,151	68,912
Starbucks Corp.	205,878	16,892,290
Starwood Hotels & Resorts Worldwide Inc.	49,227	3,990,833

Security	Shares	Value

Texas Roadhouse Inc.	19,450	$656,632
Vail Resorts Inc.	9,942	906,014
Wendy’s Co. (The)	76,634	692,005
Wyndham Worldwide Corp.	35,022	3,003,487
Wynn Resorts Ltd.	22,351	3,324,935
Yum! Brands Inc.	120,983	8,813,612
Zoe’s Kitchen Inc.[a,b]	1,616	48,335

		120,170,498
HOUSEHOLD DURABLES — 0.56%
Beazer Homes USA Inc.[a]	6,783	131,319
Cavco Industries Inc.[a]	2,688	213,078
Century Communities Inc.[a,b]	1,090	18,835
CSS Industries Inc.	2,745	75,872
D.R. Horton Inc.	88,274	2,232,449
Dixie Group Inc.[a]	4,103	37,625
Ethan Allen Interiors Inc.	6,746	208,924
Flexsteel Industries	1,203	38,797
Garmin Ltd.	33,389	1,763,941
GoPro Inc.[a,b]	5,574	352,388
Harman International Industries Inc.	18,542	1,978,617
Helen of Troy Ltd.[a]	7,427	483,201
Hovnanian Enterprises Inc. Class Aa,b	27,987	115,586
Installed Building Products Inc.[a,b]	2,337	41,645
iRobot Corp.[a,b]	7,457	258,907
Jarden Corp.[a]	53,558	2,564,357
KB Home	21,809	360,939
La-Z-Boy Inc.	14,210	381,396
Leggett & Platt Inc.	38,542	1,642,275
Lennar Corp. Class A	48,720	2,183,143
LGI Homes Inc.[a,b]	4,414	65,857
Libbey Inc.[a]	5,490	172,606
Lifetime Brands Inc.	2,375	40,850
M.D.C. Holdings Inc.	10,423	275,897
M/I Homes Inc.[a]	5,851	134,339
Meritage Homes Corp.[a]	11,449	412,049
Mohawk Industries Inc.[a]	17,018	2,643,916
NACCO Industries Inc. Class A	1,418	84,172
New Home Co. Inc. (The)[a]	2,290	33,159
Newell Rubbermaid Inc.	75,845	2,888,936
NVR Inc.[a]	1,145	1,460,253
PulteGroup Inc.	102,214	2,193,512
Ryland Group Inc. (The)	12,939	498,928
Skullcandy Inc.[a]	4,380	40,252
Standard-Pacific Corp.[a]	40,535	295,500
Taylor Morrison Home Corp. Class Aa	8,609	162,624
Tempur Sealy International Inc.[a,b]	16,316	895,912
Toll Brothers Inc.[a]	48,883	1,675,220
TRI Pointe Homes Inc.[a]	40,064	610,976
Tupperware Brands Corp.	13,571	854,973
Turtle Beach Corp.[a,b]	1,927	6,147
UCP Inc.[a]	5,250	55,125
Universal Electronics Inc.[a]	4,042	262,851
WCI Communities Inc.[a,b]	3,944	77,224
Whirlpool Corp.	21,163	4,100,120
William Lyon Homes Class Aa	3,799	77,006

		35,101,698
HOUSEHOLD PRODUCTS — 1.71%
Central Garden & Pet Co. Class Aa	10,488	100,160
Church & Dwight Co. Inc.	36,895	2,907,695
Clorox Co. (The)	35,232	3,671,527

293

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

Colgate-Palmolive Co.	250,023	$17,299,091
Energizer Holdings Inc.	17,049	2,191,820
Harbinger Group Inc.[a,b]	22,583	319,775
Kimberly-Clark Corp.	103,308	11,936,206
Oil-Dri Corp. of America	1,282	41,832
Orchids Paper Products Co.	1,672	48,672
Procter & Gamble Co. (The)	739,843	67,392,299
Spectrum Brands Holdings Inc.	5,819	556,762
WD-40 Co.	4,349	370,013

		106,835,852
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.15%
Abengoa Yield PLC	7,836	214,080
AES Corp. (The)	198,649	2,735,397
Atlantic Power Corp.[b]	31,357	84,977
Calpine Corp.[a]	107,615	2,381,520
Dynegy Inc.[a]	33,712	1,023,159
NRG Energy Inc.	92,362	2,489,156
Ormat Technologies Inc.[b]	4,872	132,421
Pattern Energy Group Inc.	10,700	263,862
TerraForm Power Inc.	6,302	194,606
Vivint Solar Inc.[a]	5,606	51,687

		9,570,865
INDUSTRIAL CONGLOMERATES — 1.90%
3M Co.	178,906	29,397,834
Carlisle Companies Inc.	17,274	1,558,806
Danaher Corp.	166,550	14,275,000
General Electric Co.	2,741,713	69,283,088
Raven Industries Inc.	9,999	249,975
Roper Industries Inc.	27,084	4,234,583

		118,999,286
INSURANCE — 3.05%
ACE Ltd.	92,579	10,635,476
Aflac Inc.	124,504	7,605,949
Alleghany Corp.[a]	4,498	2,084,823
Allied World Assurance Co. Holdings Ltd.	26,389	1,000,671
Allstate Corp. (The)	118,433	8,319,918
Ambac Financial Group Inc.[a,b]	10,474	256,613
American Equity Investment Life Holding Co.	19,788	577,612
American Financial Group Inc.	19,853	1,205,474
American International Group Inc.	395,593	22,157,164
American National Insurance Co.	1,984	226,692
Amerisafe Inc.	4,980	210,953
AmTrust Financial Services Inc.[b]	8,098	455,512
Aon PLC	81,347	7,714,136
Arch Capital Group Ltd.[a]	36,408	2,151,713
Argo Group International Holdings Ltd.	7,808	433,110
Arthur J. Gallagher & Co.	43,005	2,024,675
Aspen Insurance Holdings Ltd.	18,142	794,075
Assurant Inc.	19,878	1,360,252
Assured Guaranty Ltd.	45,912	1,193,253
Atlas Financial Holdings Inc.[a]	3,151	51,424
Axis Capital Holdings Ltd.[b]	27,781	1,419,331
Baldwin & Lyons Inc. Class B	2,421	62,413
Brown & Brown Inc.	32,475	1,068,752
Chubb Corp. (The)	67,038	6,936,422
Cincinnati Financial Corp.	44,686	2,316,075
Citizens Inc.[a,b]	10,544	80,134
CNA Financial Corp.	7,277	281,693

Security	Shares	Value

CNO Financial Group Inc.	56,371	$970,709
Crawford & Co. Class B	6,961	71,559
Donegal Group Inc. Class A	2,071	33,095
eHealth Inc.[a,b]	5,745	143,165
EMC Insurance Group Inc.	1,197	42,446
Employers Holdings Inc.	7,842	184,365
Endurance Specialty Holdings Ltd.	11,975	716,584
Enstar Group Ltd.[a]	2,165	331,007
Erie Indemnity Co. Class A	6,766	614,150
Everest Re Group Ltd.	12,626	2,150,208
FBL Financial Group Inc. Class A	2,703	156,855
Federated National Holding Co.	3,100	74,896
Fidelity & Guaranty Life	3,681	89,338
First American Financial Corp.	29,026	983,981
FNF Group	75,279	2,593,362
Genworth Financial Inc. Class Aa	135,051	1,147,933
Global Indemnity PLC[a]	2,840	80,571
Greenlight Capital Re Ltd. Class Aa,b	7,768	253,625
Hallmark Financial Services Inc.[a]	3,960	47,876
Hanover Insurance Group Inc. (The)	12,307	877,735
Hartford Financial Services Group Inc. (The)	123,291	5,140,002
HCC Insurance Holdings Inc.	27,752	1,485,287
HCI Group Inc.	1,851	80,037
Heritage Insurance Holdings Inc.[a,b]	1,897	36,859
Horace Mann Educators Corp.	10,973	364,084
Independence Holding Co.	2,146	29,937
Infinity Property and Casualty Corp.	3,199	247,155
Kansas City Life Insurance Co.	1,126	54,082
Kemper Corp.	13,440	485,318
Lincoln National Corp.	72,312	4,170,233
Loews Corp.	89,204	3,748,352
Maiden Holdings Ltd.	14,014	179,239
Markel Corp.[a]	3,806	2,598,889
Marsh & McLennan Companies Inc.	150,649	8,623,149
MBIA Inc.[a]	38,718	369,370
Meadowbrook Insurance Group Inc.	13,670	115,648
Mercury General Corp.	5,805	328,969
MetLife Inc.	255,894	13,841,306
Montpelier Re Holdings Ltd.	10,264	367,656
National General Holdings Corp.	9,748	181,410
National Interstate Corp.	1,756	52,329
National Western Life Insurance Co. Class A	666	179,320
Navigators Group Inc. (The)[a]	2,791	204,692
Old Republic International Corp.	71,165	1,041,144
OneBeacon Insurance Group Ltd. Class A	6,219	100,748
PartnerRe Ltd.	14,070	1,605,809
Phoenix Companies Inc. (The)[a,b]	1,654	113,911
Platinum Underwriters Holdings Ltd.	6,429	472,017
Primerica Inc.	15,538	843,092
Principal Financial Group Inc.	80,310	4,171,301
ProAssurance Corp.	16,746	756,082
Progressive Corp. (The)	162,298	4,380,423
Protective Life Corp.	21,448	1,493,853
Prudential Financial Inc.	126,112	11,408,092
Reinsurance Group of America Inc.	18,955	1,660,837
RenaissanceRe Holdings Ltd.[b]	11,416	1,109,864
RLI Corp.	11,694	577,684
Safety Insurance Group Inc.	3,401	217,698
Selective Insurance Group Inc.	15,064	409,289
StanCorp Financial Group Inc.	12,159	849,428
State Auto Financial Corp.	4,166	92,569
State National Companies Inc.	7,122	85,322
Stewart Information Services Corp.	5,429	201,090
Symetra Financial Corp.	21,243	489,651

294

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

Third Point Reinsurance Ltd.[a]	15,390	$223,001
Torchmark Corp.	36,095	1,955,266
Travelers Companies Inc. (The)	95,263	10,083,589
United Fire Group Inc.	5,430	161,434
United Insurance Holdings Corp.	4,541	99,675
Universal Insurance Holdings Inc.	10,484	214,398
Unum Group	70,563	2,461,237
Validus Holdings Ltd.	25,728	1,069,256
White Mountains Insurance Group Ltd.	1,732	1,091,351
WR Berkley Corp.	27,513	1,410,316
XL Group PLC	73,757	2,535,028

		190,455,553
INTERNET & CATALOG RETAIL — 1.09%
1-800-FLOWERS.COM Inc. Class Aa	7,008	57,746
Amazon.com Inc.[a,b]	102,724	31,880,393
Blue Nile Inc.[a]	3,331	119,949
Coupons.com Inc.[a,b]	3,298	58,540
EVINE Live Inc.[a]	10,666	70,289
Expedia Inc.	27,730	2,367,033
FTD Companies Inc.[a,b]	4,957	172,603
Gaiam Inc. Class Aa	4,111	29,311
Groupon Inc.[a,b]	131,499	1,086,182
HSN Inc.	9,234	701,784
Lands’ End Inc.[a]	4,106	221,560
Liberty Interactive Corp. Series Aa	134,565	3,958,902
Liberty TripAdvisor Holdings Inc. Class Aa	20,050	539,345
Liberty Ventures Series Aa	39,140	1,476,361
Netflix Inc.[a]	16,425	5,610,944
NutriSystem Inc.	7,876	153,976
Orbitz Worldwide Inc.[a]	13,950	114,808
Overstock.com Inc.[a]	3,101	75,261
PetMed Express Inc.	5,400	77,598
Priceline Group Inc. (The)[a]	14,081	16,055,297
RetailMeNot Inc.[a,b]	8,335	121,858
Shutterfly Inc.[a]	10,354	431,710
Travelport Worldwide Ltd.	8,164	146,952
TripAdvisor Inc.[a,b]	30,620	2,286,089
Wayfair Inc.[a,b]	3,442	68,324
zulily Inc.[a,b]	3,650	85,410

		67,968,225
INTERNET SOFTWARE & SERVICES — 3.14%
Actua Corp.[a]	10,348	191,128
Aerohive Networks Inc.[a]	2,629	12,619
Akamai Technologies Inc.[a]	48,479	3,052,238
Amber Road Inc.[a,b]	2,431	24,845
Angie’s List Inc.[a,b]	11,503	71,664
AOL Inc.[a]	21,247	980,974
Bankrate Inc.[a]	18,232	226,624
Bazaarvoice Inc.[a,b]	13,149	105,718
Benefitfocus Inc.[a,b]	1,371	45,024
Blucora Inc.[a]	11,043	152,946
Borderfree Inc.[a,b]	1,653	14,811
Brightcove Inc.[a]	7,744	60,248
Carbonite Inc.[a]	3,109	44,365
Care.com Inc.[a]	1,810	14,987
ChannelAdvisor Corp.[a,b]	5,554	119,855
Cimpress NVa,b	8,818	659,939
comScore Inc.[a]	9,593	445,403
Constant Contact Inc.[a,b]	8,303	304,720
Cornerstone OnDemand Inc.[a,b]	14,503	510,506

Security	Shares	Value

CoStar Group Inc.[a,b]	8,871	$1,628,982
Cvent Inc.[a,b]	4,835	134,606
Dealertrack Technologies Inc.[a]	14,615	647,591
Demand Media Inc.[a]	1,682	10,294
Demandware Inc.[a,b]	8,195	471,540
Dice Holdings Inc.[a]	12,435	124,474
Digital River Inc.[a]	10,114	250,119
E2open Inc.[a,b]	7,229	69,471
EarthLink Holdings Corp.	28,961	127,139
eBay Inc.[a]	346,572	19,449,621
Endurance International Group Holdings Inc.[a,b]	10,120	186,512
Envestnet Inc.[a]	9,277	455,872
Equinix Inc.	14,587	3,307,310
Everyday Health Inc.[a]	2,072	30,562
Facebook Inc. Class Aa	539,878	42,121,282
Five9 Inc.[a]	3,333	14,932
Gogo Inc.[a,b]	15,183	250,975
Google Inc. Class Aa	76,747	40,726,563
Google Inc. Class Ca	77,655	40,877,592
GrubHub Inc.[a,b]	2,433	88,367
GTT Communications Inc.[a]	3,870	51,200
HomeAway Inc.[a,b]	25,558	761,117
IAC/InterActiveCorp	20,404	1,240,359
Internap Corp.[a,b]	14,497	115,396
IntraLinks Holdings Inc.[a]	10,065	119,773
j2 Global Inc.	12,649	784,238
Limelight Networks Inc.[a]	17,322	47,982
LinkedIn Corp. Class Aa,b	28,583	6,565,801
Liquidity Services Inc.[a,b]	6,392	52,223
LivePerson Inc.[a]	15,114	213,107
LogMeIn Inc.[a,b]	6,675	329,344
Marchex Inc. Class B	6,907	31,703
Marin Software Inc.[a,b]	7,872	66,597
Marketo Inc.[a,b]	6,939	227,044
Millennial Media Inc.[a,b]	23,569	37,710
Monster Worldwide Inc.[a,b]	23,191	107,142
NIC Inc.	17,680	318,063
OPOWER Inc.[a,b]	2,126	30,253
Pandora Media Inc.[a,b]	56,227	1,002,527
Perficient Inc.[a,b]	8,839	164,671
Q2 Holdings Inc.[a]	2,724	51,320
QuinStreet Inc.[a,b]	9,010	54,691
Rackspace Hosting Inc.[a]	32,541	1,523,244
RealNetworks Inc.[a]	6,123	43,106
Reis Inc.	2,247	58,804
Rightside Group Ltd.[a]	1,682	11,303
Rocket Fuel Inc.[a,b]	4,946	79,730
SciQuest Inc.[a]	6,210	89,734
Shutterstock Inc.[a,b]	4,138	285,936
SPS Commerce Inc.[a]	4,100	232,183
Stamps.com Inc.[a]	3,921	188,169
TechTarget Inc.[a]	4,503	51,199
Textura Corp.[a,b]	4,996	142,236
Travelzoo Inc.[a]	1,978	24,962
Tremor Video Inc.[a,b]	9,742	27,960
TrueCar Inc.a,[b]	2,128	48,731
Trulia Inc.[a,b]	10,069	463,476
Twitter Inc.[a]	141,398	5,071,946
Unwired Planet Inc.[a]	21,599	21,599
VeriSign Inc.[a,b]	30,435	1,734,795
Web.com Group Inc.[a]	14,109	267,930
WebMD Health Corp.[a,b]	10,554	417,411
Wix.com Ltd.[a]	5,650	118,650
XO Group Inc.[a]	7,267	132,332

295

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

Xoom Corp.[a,b]	8,363	$146,436
Yahoo! Inc.[a]	259,093	13,086,787
Yelp Inc.[a]	13,914	761,513
YuMe Inc.[a]	4,974	25,069
Zillow Inc. Class Aa,b	8,490	899,006
Zix Corp.[a]	16,571	59,656

		196,398,582
IT SERVICES — 3.17%
Accenture PLC Class A	172,696	15,423,480
Acxiom Corp.[a]	19,902	403,414
Alliance Data Systems Corp.[a]	16,121	4,611,412
Amdocs Ltd.	43,970	2,051,420
Automatic Data Processing Inc.	132,170	11,019,013
Blackhawk Network Holdings Inc.[a,b]	14,483	561,940
Booz Allen Hamilton Holding Corp.	20,267	537,684
Broadridge Financial Solutions Inc.	33,064	1,526,896
CACI International Inc. Class Aa	6,339	546,295
Cardtronics Inc.[a,b]	12,110	467,204
Cass Information Systems Inc.	2,890	153,892
CIBER Inc.[a]	20,070	71,248
Cognizant Technology Solutions Corp. Class Aa	166,438	8,764,625
Computer Sciences Corp.	39,719	2,504,283
Computer Task Group Inc.	4,252	40,522
Convergys Corp.	28,690	584,415
CoreLogic Inc.[a]	24,191	764,194
CSG Systems International Inc.	9,273	232,474
Datalink Corp.[a]	4,178	53,896
DST Systems Inc.	8,287	780,221
EPAM Systems Inc.[a,b]	9,680	462,220
Euronet Worldwide Inc.[a]	13,937	765,141
EVERTEC Inc.	17,914	396,437
ExlService Holdings Inc.[a]	8,949	256,926
Fidelity National Information Services Inc.	78,888	4,906,834
Fiserv Inc.[a]	67,906	4,819,289
FleetCor Technologies Inc.[a]	22,706	3,376,609
Forrester Research Inc.	3,894	153,268
Gartner Inc.[a]	24,726	2,082,176
Genpact Ltd.[a]	42,287	800,493
Global Cash Access Inc.[a]	17,311	123,774
Global Payments Inc.	18,665	1,506,825
Hackett Group Inc. (The)	6,841	60,132
Heartland Payment Systems Inc.	9,903	534,267
Higher One Holdings Inc.[a]	8,901	37,473
iGATE Corp.[a]	10,901	430,371
Information Services Group Inc.[a]	8,961	37,815
International Business Machines Corp.	258,650	41,497,806
Jack Henry & Associates Inc.	23,364	1,451,839
Leidos Holdings Inc.	17,594	765,691
Lionbridge Technologies Inc.[a]	15,365	88,349
Luxoft Holding Inc.[a]	2,588	99,664
ManTech International Corp. Class A	6,328	191,295
MasterCard Inc. Class A	274,911	23,686,332
MAXIMUS Inc.	18,536	1,016,514
ModusLink Global Solutions Inc.[a,b]	10,590	39,713
MoneyGram International Inc.[a,b]	5,962	54,195
NeuStar Inc. Class Aa,b	15,753	437,933
Paychex Inc.	88,868	4,103,036
PRGX Global Inc.[a]	5,827	33,330
Sabre Corp.	12,385	251,044
Sapient Corp.[a]	32,280	803,126
Science Applications International Corp.	10,507	520,412
ServiceSource International Inc.[a,b]	16,641	77,880

Security	Shares	Value

Sykes Enterprises Inc.[a]	10,566	$247,984
Syntel Inc.[a]	8,376	376,752
TeleTech Holdings Inc.[a]	5,066	119,963
Teradata Corp.[a,b]	43,220	1,887,850
Total System Services Inc.	46,350	1,574,046
Unisys Corp.[a,b]	14,879	438,633
Vantiv Inc. Class Aa	34,056	1,155,180
VeriFone Systems Inc.[a]	31,258	1,162,798
Virtusa Corp.[a]	7,214	300,607
Visa Inc. Class A	137,110	35,950,242
Western Union Co.	147,755	2,646,292
WEX Inc.[a]	10,849	1,073,183
Xerox Corp.	320,000	4,435,200

		198,335,467
LEISURE EQUIPMENT & PRODUCTS — 0.16%
Arctic Cat Inc.	3,406	120,913
Black Diamond Inc.[a,b]	5,835	51,056
Brunswick Corp.	26,028	1,334,195
Callaway Golf Co.	18,073	139,162
Escalade Inc.	2,728	41,166
Hasbro Inc.	31,660	1,740,983
JAKKS Pacific Inc.[a,b]	6,028	40,990
Johnson Outdoors Inc. Class A	1,652	51,542
LeapFrog Enterprises Inc.[a,b]	17,404	82,147
Malibu Boats Inc. Class Aa	1,961	37,789
Marine Products Corp.	2,798	23,615
Mattel Inc.	93,001	2,877,916
Nautilus Inc.[a]	8,437	128,074
Polaris Industries Inc.	18,140	2,743,494
Smith & Wesson Holding Corp.[a]	17,708	167,695
Sturm Ruger & Co. Inc.[b]	5,224	180,907

		9,761,644
LIFE SCIENCES TOOLS & SERVICES — 0.65%
Accelerate Diagnostics Inc.[a,b]	6,131	117,654
Affymetrix Inc.[a,b]	18,726	184,826
Agilent Technologies Inc.	91,386	3,741,343
Albany Molecular Research Inc.[a]	6,327	103,004
Bio-Rad Laboratories Inc. Class Aa,b	5,713	688,759
Bio-Techne Corp.	10,141	937,028
Bruker Corp.[a]	29,861	585,873
Cambrex Corp.[a]	8,205	177,392
Charles River Laboratories International Inc.[a]	13,435	855,003
Covance Inc.[a]	15,990	1,660,402
Enzo Biochem Inc.[a]	9,361	41,563
Fluidigm Corp.[a,b]	7,010	236,447
Furiex Pharmaceuticals Inc.	1,940	19,400
Illumina Inc.[a]	38,142	7,040,250
INC Research Holdings Inc.[a]	2,537	65,176
Luminex Corp.[a,b]	10,053	188,594
Mettler-Toledo International Inc.[a]	8,016	2,424,519
NanoString Technologies Inc.[a]	2,766	38,530
Pacific Biosciences of California Inc.[a,b]	19,010	149,038
PAREXEL International Corp.[a]	15,505	861,458
PerkinElmer Inc.	30,363	1,327,774
PRA Health Sciences Inc.[a]	5,313	128,681
QIAGEN NVa,b	64,549	1,514,320
Quintiles Transnational Holdings Inc.[a]	14,287	841,076
Sequenom Inc.[a,b]	30,984	114,641
Thermo Fisher Scientific Inc.	109,106	13,669,891
VWR Corp.[a,b]	7,990	206,701
Waters Corp.[a]	23,420	2,639,902

		40,559,245

296

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

MACHINERY — 1.92%
Accuride Corp.[a]	13,042	$56,602
Actuant Corp. Class A	17,594	479,261
AGCO Corp.	25,347	1,145,684
Alamo Group Inc.	1,933	93,635
Albany International Corp. Class A	7,492	284,621
Allison Transmission Holdings Inc.	36,921	1,251,622
Altra Industrial Motion Corp.	7,367	209,149
American Railcar Industries Inc.	2,693	138,689
ARC Group Worldwide Inc.[a,b]	848	8,599
Astec Industries Inc.	5,395	212,077
Barnes Group Inc.	14,998	555,076
Blount International Inc.[a]	13,526	237,652
Briggs & Stratton Corp.	13,299	271,566
Caterpillar Inc.	170,373	15,594,241
Chart Industries Inc.[a]	8,179	279,722
CIRCOR International Inc.	4,884	294,408
CLARCOR Inc.	13,903	926,496
Colfax Corp.[a,b]	26,153	1,348,710
Columbus McKinnon Corp.	5,351	150,042
Commercial Vehicle Group Inc.[a]	6,757	45,002
Crane Co.	13,395	786,286
Cummins Inc.	50,398	7,265,880
Deere & Co.	99,745	8,824,440
Donaldson Co. Inc.	40,021	1,546,011
Douglas Dynamics Inc.	6,084	130,380
Dover Corp.	45,654	3,274,305
Dynamic Materials Corp.	3,861	61,853
Energy Recovery Inc.[a,b]	12,283	64,731
EnPro Industries Inc.[a]	6,727	422,187
ESCO Technologies Inc.	7,338	270,772
ExOne Co. (The)[a,b]	3,436	57,725
Federal Signal Corp.	16,624	256,675
Flowserve Corp.	37,654	2,252,839
FreightCar America Inc.	3,189	83,903
Global Brass & Copper Holdings Inc.	5,872	77,276
Gorman-Rupp Co. (The)	5,258	168,887
Graco Inc.	16,563	1,328,021
Graham Corp.	2,864	82,397
Greenbrier Companies Inc. (The)[b]	7,503	403,136
Harsco Corp.	22,221	419,755
Hillenbrand Inc.	17,143	591,433
Hurco Companies Inc.	1,785	60,851
Hyster-Yale Materials Handling Inc.	2,773	202,984
IDEX Corp.	22,466	1,748,753
Illinois Tool Works Inc.	88,314	8,363,336
Ingersoll-Rand PLC	74,135	4,699,418
ITT Corp.	25,703	1,039,943
John Bean Technologies Corp.	7,940	260,908
Joy Global Inc.	27,503	1,279,440
Kadant Inc.	3,135	133,833
Kennametal Inc.	21,318	762,971
L.B. Foster Co. Class A	2,653	128,856
Lincoln Electric Holdings Inc.	22,064	1,524,402
Lindsay Corp.[b]	3,411	292,459
Lydall Inc.[a]	4,702	154,320
Manitex International Inc.[a]	3,322	42,223
Manitowoc Co. Inc. (The)	36,141	798,716
Meritor Inc.[a]	26,532	401,960
Middleby Corp. (The)[a]	15,450	1,531,095

Security	Shares	Value

Miller Industries Inc.	2,966	$61,663
Mueller Industries Inc.	15,454	527,600
Mueller Water Products Inc. Class A	42,970	440,013
Navistar International Corp.[a,b]	15,265	511,072
NN Inc.	4,436	91,204
Nordson Corp.	17,607	1,372,642
Omega Flex Inc.	789	29,832
Oshkosh Corp.	21,250	1,033,812
PACCAR Inc.	96,731	6,578,675
Pall Corp.	29,748	3,010,795
Parker-Hannifin Corp.	40,831	5,265,157
Pentair PLC	53,282	3,538,990
Proto Labs Inc.[a,b]	6,169	414,310
RBC Bearings Inc.	6,070	391,697
Rexnord Corp.[a]	20,499	578,277
Snap-on Inc.	16,011	2,189,344
SPX Corp.	11,145	957,578
Standex International Corp.	3,373	260,598
Stanley Black & Decker Inc.	42,787	4,110,975
Sun Hydraulics Corp.	5,779	227,577
Tennant Co.	5,136	370,665
Terex Corp.	30,295	844,625
Timken Co. (The)	22,348	953,813
Titan International Inc.	10,332	109,829
Toro Co. (The)	15,703	1,002,008
TriMas Corp.[a]	12,246	383,177
Trinity Industries Inc.	42,485	1,190,005
Twin Disc Inc.	2,231	44,308
Valmont Industries Inc.[b]	6,731	854,837
Wabash National Corp.[a]	18,702	231,157
WABCO Holdings Inc.[a]	15,318	1,605,020
Wabtec Corp./DE	26,464	2,299,457
Watts Water Technologies Inc. Class A	7,775	493,246
Woodward Inc.	17,602	866,546
Xerium Technologies Inc.[a]	2,991	47,198
Xylem Inc.	50,896	1,937,611

		120,203,527
MARINE — 0.03%
Baltic Trading Ltd.[b]	13,479	33,832
International Shipholding Corp.	1,381	20,577
Kirby Corp.[a]	15,208	1,227,894
Knightsbridge Shipping Ltd.[b]	10,990	49,785
Matson Inc.	11,562	399,120
Navios Maritime Holdings Inc.	21,741	89,356
Safe Bulkers Inc.	10,650	41,641
Scorpio Bulkers Inc.[a]	36,038	70,995
Ultrapetrol (Bahamas) Ltd.[a,b]	5,874	12,570

		1,945,770
MEDIA — 3.49%
A.H. Belo Corp. Class A	5,153	53,488
AMC Entertainment Holdings Inc. Class A	5,759	150,771
AMC Networks Inc. Class Aa	16,403	1,046,019
Cablevision NY Group Class A	53,218	1,098,420
Carmike Cinemas Inc.[a,b]	7,790	204,643
CBS Corp. Class B NVS	143,155	7,922,198
Central European Media Enterprises Ltd. Class Aa,b	20,856	66,948
Charter Communications Inc. Class Aa	21,725	3,619,819
Cinedigm Corp.[a]	20,995	34,012
Cinemark Holdings Inc.	31,590	1,123,972
Clear Channel Outdoor Holdings Inc. Class A	11,258	119,222

297

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

Comcast Corp. Class A	708,269	$41,086,685
Crown Media Holdings Inc. Class Aa	9,336	33,049
Cumulus Media Inc. Class Aa,b	37,594	159,023
Daily Journal Corp.[a,b]	220	57,862
Dex Media Inc.[a,b]	4,734	42,464
DIRECTV[a]	128,222	11,116,847
Discovery Communications Inc. Series Aa,b	62,937	2,168,180
Discovery Communications Inc. Series C NVS[a]	62,937	2,122,236
DISH Network Corp. Class Aa	58,415	4,257,869
DreamWorks Animation SKG Inc. Class Aa,b	20,193	450,910
E.W. Scripps Co. (The) Class Aa	8,164	182,465
Entercom Communications Corp. Class Aa	6,430	78,189
Entravision Communications Corp. Class A	13,458	87,208
Eros International PLC[a]	5,359	113,396
Gannett Co. Inc.	62,502	1,995,689
Global Eagle Entertainment Inc.[a,b]	11,689	159,087
Global Sources Ltd.[a]	5,071	32,252
Gray Television Inc.[a]	13,681	153,227
Harte-Hanks Inc.	12,282	95,063
Hemisphere Media Group Inc.[a,b]	2,312	31,189
Interpublic Group of Companies Inc. (The)	117,089	2,431,939
John Wiley & Sons Inc. Class A	12,226	724,268
Journal Communications Inc. Class Aa	11,535	131,845
Lee Enterprises Inc.[a]	14,678	54,015
Liberty Broadband Corp. Class Aa	6,347	317,921
Liberty Broadband Corp. Class Ca	12,693	632,365
Liberty Media Corp. Class Aa	25,847	911,624
Liberty Media Corp. Class Ca	51,735	1,812,277
Lions Gate Entertainment Corp.	22,076	706,874
Live Nation Entertainment Inc.[a]	40,770	1,064,505
Loral Space & Communications Inc.[a]	3,496	275,170
Madison Square Garden Inc. Class Aa	16,633	1,251,800
Martha Stewart Living Omnimedia Inc. Class Aa	7,279	31,372
McClatchy Co. (The) Class Aa	15,464	51,340
MDC Partners Inc.	10,622	241,332
Media General Inc.[a,b]	14,761	246,952
Meredith Corp.	9,950	540,484
Morningstar Inc.	5,709	369,429
National CineMedia Inc.	15,349	220,565
New Media Investment Group Inc.	8,905	210,425
New York Times Co. (The) Class A	38,646	510,900
News Corp. Class A NVS[a]	135,742	2,129,792
Nexstar Broadcasting Group Inc.	8,040	416,392
Omnicom Group Inc.	70,836	5,487,665
Radio One Inc. Class Da	6,327	10,566
ReachLocal Inc.[a,b]	2,746	9,446
Reading International Inc. Class Aa	4,710	62,455
Regal Entertainment Group Class A	22,495	480,493
Rentrak Corp.[a,b]	2,658	193,556
Saga Communications Inc. Class A	1,264	54,959
Salem Communications Corp. Class A	2,860	22,365
Scholastic Corp.	7,102	258,655
Scripps Networks Interactive Inc. Class A	28,951	2,179,142
SFX Entertainment Inc.[a,b]	13,205	59,819
Sinclair Broadcast Group Inc. Class Ab	18,653	510,346
Sirius XM Holdings Inc.[a]	709,392	2,482,872
Sizmek Inc.[a]	7,274	45,535
Starza,[b]	25,652	761,864
Thomson Reuters Corp.	97,398	3,929,035
Time Inc.	30,480	750,113
Time Warner Cable Inc.	76,385	11,615,103
Time Warner Inc.	241,217	20,604,756
Townsquare Media Inc.[a,b]	2,420	31,944
Twenty-First Century Fox Inc. Class A	520,516	19,990,417

Security	Shares	Value

Viacom Inc. Class B NVS	117,818	$8,865,804
Walt Disney Co. (The)	473,528	44,601,602
World Wrestling Entertainment Inc. Class Ab	7,288	89,934

		218,244,434
METALS & MINING — 0.53%
A.M. Castle & Co.[a,b]	4,416	35,240
AK Steel Holding Corp.[a,b]	48,408	287,543
Alcoa Inc.	322,392	5,090,570
Allegheny Technologies Inc.	29,471	1,024,707
Allied Nevada Gold Corp.[a,b]	28,409	24,716
Ampco-Pittsburgh Corp.	2,245	43,216
Carpenter Technology Corp.	14,504	714,322
Century Aluminum Co.[a,b]	14,219	346,944
Cliffs Natural Resources Inc.[b]	41,856	298,852
Coeur Mining Inc.[a]	27,361	139,815
Commercial Metals Co.	31,807	518,136
Compass Minerals International Inc.	9,081	788,503
Freeport-McMoRan Inc.	284,006	6,634,380
Gerber Scientific Inc. Escrow[a]	5,665	57
Globe Specialty Metals Inc.	16,723	288,137
Gold Resource Corp.	8,172	27,621
Handy & Harman Ltd.[a]	1,653	76,088
Haynes International Inc.	3,291	159,613
Hecla Mining Co.	88,051	245,662
Horsehead Holding Corp.[a,b]	16,052	254,103
Kaiser Aluminum Corp.	5,251	375,079
Materion Corp.	5,517	194,364
Molycorp Inc.[a,b]	50,682	44,630
Newmont Mining Corp.	137,403	2,596,917
Noranda Aluminium Holding Corp.	9,154	32,222
Nucor Corp.	86,602	4,247,828
Olympic Steel Inc.	2,383	42,370
Reliance Steel & Aluminum Co.	21,711	1,330,233
Royal Gold Inc.	17,631	1,105,464
RTI International Metals Inc.[a]	8,233	207,966
Ryerson Holding Corp.[a]	3,012	29,909
Schnitzer Steel Industries Inc. Class A	6,959	156,995
Southern Copper Corp.	39,968	1,127,098
Steel Dynamics Inc.	65,669	1,296,306
Stillwater Mining Co.[a,b]	31,664	466,727
SunCoke Energy Inc.	19,344	374,113
Tahoe Resources Inc.	22,968	318,566
TimkenSteel Corp.	11,174	413,773
United States Steel Corp.	39,504	1,056,337
Universal Stainless & Alloy Products Inc.[a,b]	1,904	47,886
Walter Energy Inc.[b]	17,175	23,701
Worthington Industries Inc.	14,289	429,956

		32,916,665
MULTI-UTILITIES — 1.10%
Alliant Energy Corp.	30,470	2,023,817
Ameren Corp.	66,121	3,050,162
Avista Corp.	16,111	569,524
Black Hills Corp.	12,131	643,428
CenterPoint Energy Inc.	116,584	2,731,563
CMS Energy Corp.	74,737	2,597,111
Consolidated Edison Inc.[b]	80,020	5,282,120
Dominion Resources Inc.	158,767	12,209,182
DTE Energy Co.	48,426	4,182,554
Integrys Energy Group Inc.	21,572	1,679,380
MDU Resources Group Inc.	51,845	1,218,358

298

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

NiSource Inc.	86,909	$3,686,680
NorthWestern Corp.	12,867	728,015
PG&E Corp.	126,701	6,745,561
Public Service Enterprise Group Inc.	138,270	5,725,761
SCANA Corp.	39,241	2,370,156
Sempra Energy	67,276	7,491,855
TECO Energy Inc.	64,002	1,311,401
Vectren Corp.	22,541	1,042,071
Wisconsin Energy Corp.	61,133	3,224,154

		68,512,853
MULTILINE RETAIL — 0.66%
Big Lots Inc.	13,873	555,197
Bon-Ton Stores Inc. (The)[b]	3,760	27,862
Burlington Stores Inc.[a]	7,786	367,966
Dillard’s Inc.	6,711	840,083
Dollar General Corp.[a]	85,111	6,017,348
Dollar Tree Inc.[a]	56,245	3,958,523
Family Dollar Stores Inc.	26,255	2,079,658
Fred’s Inc. Class A	10,085	175,580
J.C. Penney Co. Inc.[a,b]	83,418	540,549
Kohl’s Corp.	56,996	3,479,036
Macy’s Inc.	98,483	6,475,257
Nordstrom Inc.	37,999	3,016,741
Sears Holdings Corp.[a,b]	7,302	240,820
Target Corp.	173,746	13,189,059
Tuesday Morning Corp.[a,b]	11,513	249,832

		41,213,511
OIL, GAS & CONSUMABLE FUELS — 6.21%
Abraxas Petroleum Corp.[a,b]	22,159	65,147
Adams Resources & Energy Inc.	662	33,067
Alon USA Energy Inc.	6,329	80,188
Alpha Natural Resources Inc.[a,b]	60,254	100,624
American Eagle Energy Corp.[a]	8,332	5,188
Amyris Inc.[a,b]	8,317	17,133
Anadarko Petroleum Corp.	138,140	11,396,550
Antero Resources Corp.[a,b]	14,489	587,964
Apache Corp.	105,718	6,625,347
Apco Oil and Gas International Inc.[a]	2,410	33,812
Approach Resources Inc.[a,b]	9,400	60,066
Arch Coal Inc.[b]	58,136	103,482
Ardmore Shipping Corp.	4,954	59,299
Bill Barrett Corp.[a,b]	13,194	150,280
Bonanza Creek Energy Inc.[a]	9,104	218,496
BPZ Resources Inc.[a,b]	28,361	8,196
Cabot Oil & Gas Corp.	114,397	3,387,295
California Resources Corp.[a]	83,488	460,019
Callon Petroleum Co.[a]	11,196	61,018
Carrizo Oil & Gas Inc.[a]	12,442	517,587
Cheniere Energy Inc.[a]	65,224	4,591,770
Chesapeake Energy Corp.	144,372	2,825,360
Chevron Corp.	520,497	58,389,353
Cimarex Energy Co.	23,612	2,502,872
Clayton Williams Energy Inc.[a]	1,701	108,524
Clean Energy Fuels Corp.[a,b]	18,144	90,629
Cloud Peak Energy Inc.[a,b]	16,664	152,976
Cobalt International Energy Inc.[a]	96,105	854,373
Comstock Resources Inc.[b]	13,247	90,212
Concho Resources Inc.[a]	31,054	3,097,636
ConocoPhillips	335,722	23,184,961
CONSOL Energy Inc.	62,686	2,119,414

Security	Shares	Value

Contango Oil & Gas Co.[a,b]	5,400	$157,896
Continental Resources Inc.[a]	23,225	890,911
CVR Energy Inc.	4,482	173,498
Delek US Holdings Inc.	16,187	441,581
Denbury Resources Inc.	96,530	784,789
Devon Energy Corp.	112,012	6,856,255
DHT Holdings Inc.	30,093	219,980
Diamondback Energy Inc.[a]	11,485	686,573
Dorian LPG Ltd.[a]	2,008	27,891
Eclipse Resources Corp.[a,b]	8,282	58,222
Emerald Oil Inc.[a,b]	20,067	24,080
Energen Corp.	19,714	1,256,965
Energy XXI Ltd.[b]	25,932	84,538
EOG Resources Inc.	149,426	13,757,652
EP Energy Corp. Class Aa,b	9,595	100,172
EQT Corp.	41,781	3,162,822
Evolution Petroleum Corp.	4,239	31,496
EXCO Resources Inc.[b]	41,635	90,348
Exxon Mobil Corp.	1,174,105	108,546,007
Frontline Ltd.[a,b]	13,920	34,939
FX Energy Inc.[a,b]	14,237	22,067
GasLog Ltd.[b]	11,850	241,147
Gastar Exploration Inc.[a]	15,539	37,449
Golar LNG Ltd.[b]	13,937	508,282
Goodrich Petroleum Corp.[a,b]	10,988	48,787
Green Plains Inc.	10,173	252,087
Gulfport Energy Corp.[a]	23,332	973,878
Halcon Resources Corp.[a,b]	71,805	127,813
Hallador Energy Co.	1,862	20,501
Harvest Natural Resources Inc.[a,b]	11,528	20,866
Hess Corp.	76,194	5,624,641
HollyFrontier Corp.	55,284	2,072,044
Isramco Inc.[a]	237	32,706
Jones Energy Inc. Class Aa,b	3,038	34,664
Kinder Morgan Inc.	371,173	15,704,330
Kosmos Energy Ltd.[a]	27,611	231,656
Laredo Petroleum Inc.[a,b]	21,203	219,451
Magnum Hunter Resources Corp.[a,b]	54,159	170,059
Marathon Oil Corp.	185,324	5,242,816
Marathon Petroleum Corp.	68,914	6,220,178
Matador Resources Co.[a,b]	21,057	425,983
Memorial Resource Development Corp.[a]	13,731	247,570
Midstates Petroleum Co. Inc.[a,b]	6,509	9,829
Miller Energy Resources Inc.[a,b]	10,178	12,723
Murphy Oil Corp.	49,032	2,477,097
Navios Maritime Acquisition Corp.	22,539	81,817
Newfield Exploration Co.[a]	36,936	1,001,704
Noble Energy Inc.	98,964	4,693,863
Nordic American Tankers Ltd.[b]	23,668	238,337
Northern Oil and Gas Inc.[a,b]	17,357	98,067
Oasis Petroleum Inc.[a,b]	27,608	456,636
Occidental Petroleum Corp.	214,661	17,303,823
ONEOK Inc.	57,405	2,858,195
Pacific Ethanol Inc.[a]	5,539	57,218
Panhandle Oil and Gas Inc.	3,832	89,209
Parsley Energy Inc. Class Aa	13,691	218,508
PBF Energy Inc.	18,829	501,605
PDC Energy Inc.[a,b]	9,767	403,084
Peabody Energy Corp.	73,662	570,144
Penn Virginia Corp.[a,b]	18,503	123,600
PetroCorp Inc. Escrow[a]	1,248	—
PetroQuest Energy Inc.[a]	15,213	56,897
Phillips 66	155,162	11,125,115
Pioneer Natural Resources Co.	39,190	5,833,431

299

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

QEP Resources Inc.	48,941	$989,587
Quicksilver Resources Inc.[a,b]	31,805	6,304
Range Resources Corp.	45,189	2,415,352
Renewable Energy Group Inc.[a,b]	11,253	109,267
Resolute Energy Corp.[a,b]	18,417	24,310
REX American Resources Corp.[a,b]	1,744	108,076
Rex Energy Corp.[a,b]	11,909	60,736
Ring Energy Inc.[a,b]	5,105	53,603
Rosetta Resources Inc.[a,b]	16,597	370,279
RSP Permian Inc.[a,b]	6,273	157,703
Sanchez Energy Corp.[a,b]	14,645	136,052
SandRidge Energy Inc.[a,b]	134,502	244,794
Scorpio Tankers Inc.	43,515	378,145
SemGroup Corp. Class A	11,411	780,398
Ship Finance International Ltd.[b]	18,051	254,880
SM Energy Co.	18,141	699,880
Solazyme Inc.[a,b]	20,589	53,120
Southwestern Energy Co.[a]	95,734	2,612,581
Spectra Energy Corp.	182,907	6,639,524
Stone Energy Corp.[a]	15,390	259,783
Swift Energy Co.[a,b]	11,855	48,013
Synergy Resources Corp.[a,b]	18,066	226,548
Targa Resources Corp.	10,323	1,094,754
Teekay Corp.	12,424	632,257
Teekay Tankers Ltd. Class A	17,302	87,548
Tesoro Corp.	35,464	2,636,748
TransAtlantic Petroleum Ltd.[a]	6,202	33,429
Triangle Petroleum Corp.[a,b]	18,515	88,502
Ultra Petroleum Corp.[a,b]	41,969	552,312
VAALCO Energy Inc.[a,b]	15,944	72,705
Valero Energy Corp.	146,280	7,240,860
Vertex Energy Inc.[a,b]	3,228	13,525
W&T Offshore Inc.	9,466	69,480
Warren Resources Inc.[a]	19,216	30,938
Western Refining Inc.	14,614	552,117
Westmoreland Coal Co.[a]	4,689	155,722
Whiting Petroleum Corp.[a]	45,078	1,487,574
Williams Companies Inc. (The)	204,237	9,178,411
World Fuel Services Corp.	19,698	924,427
WPX Energy Inc.[a]	54,535	634,242

		388,169,816
PAPER & FOREST PRODUCTS — 0.17%
Boise Cascade Co.[a]	10,692	397,208
Clearwater Paper Corp.[a]	5,199	356,391
Deltic Timber Corp.	3,020	206,568
Domtar Corp.	18,082	727,258
International Paper Co.	118,745	6,362,357
KapStone Paper and Packaging Corp.	22,234	651,678
Louisiana-Pacific Corp.[a]	37,670	623,815
Neenah Paper Inc.	4,348	262,054
P.H. Glatfelter Co.	11,609	296,842
Resolute Forest Products Inc.[a]	19,114	336,598
Schweitzer-Mauduit International Inc.	8,470	358,281
Wausau Paper Corp.	12,088	137,441

		10,716,491
PERSONAL PRODUCTS — 0.14%
Avon Products Inc.	117,841	1,106,527
Coty Inc. Class A	19,272	398,160
Elizabeth Arden Inc.[a,b]	6,946	148,575
Estee Lauder Companies Inc. (The) Class A	62,887	4,791,989

Security	Shares	Value

Female Health Co. (The)	5,449	$21,360
Herbalife Ltd.[b]	20,458	771,267
IGI Laboratories Inc.[a,b]	7,892	69,450
Inter Parfums Inc.	4,457	122,345
Medifast Inc.[a]	3,804	127,624
Nature’s Sunshine Products Inc.	3,207	47,528
Nu Skin Enterprises Inc. Class A	16,006	699,462
Nutraceutical International Corp.[a]	2,198	47,389
Revlon Inc. Class Aa	3,152	107,672
Synutra International Inc.[a]	4,727	28,740
USANA Health Sciences Inc.[a,b]	1,704	174,813

		8,662,901
PHARMACEUTICALS — 5.29%
AbbVie Inc.	434,794	28,452,919
AcelRx Pharmaceuticals Inc.[a,b]	5,759	38,758
Achaogen Inc.[a]	1,897	24,756
Actavis PLC[a]	69,444	17,875,580
Aerie Pharmaceuticals Inc.[a]	3,648	106,485
Akorn Inc.[a,b]	17,624	637,989
Alimera Sciences Inc.[a]	4,690	25,983
Allergan Inc.	81,370	17,298,448
Amphastar Pharmaceuticals Inc.[a]	2,502	29,048
Ampio Pharmaceuticals Inc.[a,b]	7,368	25,272
ANI Pharmaceuticals Inc.[a,b]	1,891	106,634
Aratana Therapeutics Inc.[a,b]	6,952	123,885
Auxilium Pharmaceuticals Inc.[a]	13,251	455,636
AVANIR Pharmaceuticals Inc. Class Aa	52,925	897,079
Bio-Path Holdings Inc.[a,b]	20,129	53,543
BioDelivery Sciences International Inc.[a]	9,642	115,897
Bristol-Myers Squibb Co.	453,144	26,749,090
Catalent Inc.[a]	13,364	372,588
Cempra Inc.[a,b]	5,572	130,998
Corcept Therapeutics Inc.[a,b]	13,557	40,671
Depomed Inc.[a]	15,129	243,728
Dermira Inc.[a]	2,126	38,502
Egalet Corp.[a,b]	1,084	6,168
Eli Lilly and Co.	269,043	18,561,277
Endo International PLC[a]	41,711	3,008,197
Endocyte Inc.[a,b]	12,236	76,964
Horizon Pharma PLC[a]	18,808	242,435
Hospira Inc.[a]	45,299	2,774,564
Impax Laboratories Inc.[a]	18,398	582,849
Intersect ENT Inc.[a,b]	1,627	30,181
Intra-Cellular Therapies Inc.[a]	4,703	83,008
Jazz Pharmaceuticals PLC[a]	16,267	2,663,396
Johnson & Johnson	773,501	80,885,000
Lannett Co. Inc.[a,b]	7,002	300,246
Mallinckrodt PLC[a]	30,965	3,066,464
Medicines Co. (The)[a]	17,491	483,976
Merck & Co. Inc.	799,039	45,377,425
Mylan Inc./PAa	102,444	5,774,768
Nektar Therapeutics[a]	36,808	570,524
Omeros Corp.[a,b]	8,171	202,477
Pacira Pharmaceuticals Inc.[a,b]	9,761	865,410
Pain Therapeutics Inc.[a]	10,421	21,155
Pernix Therapeutics Holdings Inc.[a,b]	9,378	88,059
Perrigo Co. PLC	38,637	6,458,561
Pfizer Inc.	1,744,047	54,327,064
Phibro Animal Health Corp.	4,021	126,863
POZEN Inc.[a]	7,113	56,904
Prestige Brands Holdings Inc.[a]	13,693	475,421
Relypsa Inc.[a]	4,653	143,312

300

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

Repros Therapeutics Inc.[a,b]	5,500	$54,835
Revance Therapeutics Inc.[a]	2,201	37,285
Sagent Pharmaceuticals Inc.[a]	6,966	174,916
Salix Pharmaceuticals Ltd.[a]	17,362	1,995,588
SciClone Pharmaceuticals Inc.[a]	15,528	136,025
Sucampo Pharmaceuticals Inc. Class Aa	2,912	41,583
Supernus Pharmaceuticals Inc.[a,b]	5,594	46,430
Tetraphase Pharmaceuticals Inc.[a]	7,627	302,868
TherapeuticsMD Inc.[a,b]	34,597	153,957
Theravance Biopharma Inc.[a]	6,130	91,460
Theravance Inc.[b]	21,457	303,617
VIVUS Inc.[a,b]	27,336	78,728
XenoPort Inc.[a]	20,473	179,548
Zoetis Inc.	136,771	5,885,256
Zogenix Inc.[a,b]	31,652	43,363
ZS Pharma Inc.[a]	1,879	78,110

		330,699,726
PROFESSIONAL SERVICES — 0.40%
Acacia Research Corp.	13,543	229,418
Advisory Board Co. (The)[a,b]	9,477	464,183
Barrett Business Services Inc.	1,947	53,348
CBIZ Inc.[a,b]	10,517	90,026
CDI Corp.	3,821	67,670
Corporate Executive Board Co. (The)	9,170	665,100
Corporate Resource Services Inc.[a]	4,824	5,789
CRA International Inc.[a]	2,939	89,110
Dun & Bradstreet Corp. (The)	10,150	1,227,744
Equifax Inc.	33,791	2,732,678
Exponent Inc.	3,732	307,890
Franklin Covey Co.[a]	3,695	71,535
FTI Consulting Inc.[a]	10,651	411,448
GP Strategies Corp.[a,b]	3,031	102,842
Heidrick & Struggles International Inc.	4,970	114,558
Hill International Inc.[a]	6,586	25,290
Huron Consulting Group Inc.[a]	6,402	437,833
ICF International Inc.[a]	5,370	220,063
IHS Inc. Class Aa	18,627	2,121,243
Insperity Inc.	6,270	212,490
Kelly Services Inc. Class A	7,179	122,187
Kforce Inc.	7,852	189,469
Korn/Ferry International[a]	13,132	377,676
Manpowergroup Inc.	21,834	1,488,424
Mistras Group Inc.[a]	4,247	77,848
Navigant Consulting Inc.[a]	14,158	217,608
Nielsen NV	77,218	3,453,961
On Assignment Inc.[a]	14,787	490,781
Paylocity Holding Corp.[a]	2,287	59,714
Pendrell Corp.[a]	43,873	60,545
Resources Connection Inc.	11,550	189,997
Robert Half International Inc.	38,081	2,223,169
RPX Corp.[a]	14,375	198,087
Towers Watson & Co. Class A	17,753	2,009,107
TriNet Group Inc.[a]	4,301	134,535
TrueBlue Inc.[a]	11,120	247,420
Verisk Analytics Inc. Class Aa,b	45,584	2,919,655
VSE Corp.	1,094	72,095
WageWorks Inc.[a,b]	9,556	617,031

		24,799,567
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.76%
Acadia Realty Trust	16,995	544,350

Security	Shares	Value

AG Mortgage Investment Trust Inc.	7,453	$138,402
Agree Realty Corp.	3,304	102,721
Alexander’s Inc.[b]	658	287,664
Alexandria Real Estate Equities Inc.	19,568	1,736,464
Altisource Residential Corp.	15,466	300,040
American Assets Trust Inc.	8,223	327,358
American Campus Communities Inc.	28,406	1,174,872
American Capital Agency Corp.	97,375	2,125,696
American Capital Mortgage Investment Corp.	12,485	235,217
American Homes 4 Rent Class A	42,220	719,007
American Realty Capital Healthcare Trust Inc.	46,396	552,112
American Realty Capital Properties Inc.	248,683	2,250,581
American Residential Properties Inc.[a,b]	8,659	152,139
American Tower Corp.	107,955	10,671,352
AmREIT Inc.[b]	4,376	116,139
Annaly Capital Management Inc.	258,766	2,797,260
Anworth Mortgage Asset Corp.	37,607	197,437
Apartment Investment and Management Co. Class A	39,447	1,465,456
Apollo Commercial Real Estate Finance Inc.	10,943	179,027
Apollo Residential Mortgage Inc.	8,298	130,859
Ares Commercial Real Estate Corp.	7,991	91,737
Armada Hoffler Properties Inc.	5,181	49,168
ARMOUR Residential REIT Inc.	101,780	374,550
Ashford Hospitality Prime Inc.	3,954	67,851
Ashford Hospitality Trust Inc.	20,574	215,616
Associated Estates Realty Corp.	14,571	338,193
AvalonBay Communities Inc.	35,391	5,782,535
Aviv REIT Inc.[b]	5,303	182,847
BioMed Realty Trust Inc.	51,432	1,107,845
Boston Properties Inc.	42,045	5,410,771
Brandywine Realty Trust	49,433	789,939
Brixmor Property Group Inc.	13,014	323,268
Camden Property Trust	23,171	1,710,947
Campus Crest Communities Inc.	17,638	128,934
Capstead Mortgage Corp.[b]	25,511	313,275
CareTrust REIT Inc.	6,551	80,774
CatchMark Timber Trust Inc. Class A	3,306	37,424
CBL & Associates Properties Inc.[b]	44,605	866,229
Cedar Realty Trust Inc.	17,712	130,006
Chambers Street Properties[b]	68,062	548,580
Chatham Lodging Trust	8,299	240,422
Chesapeake Lodging Trust	15,027	559,155
Chimera Investment Corp.	282,046	896,906
Colony Financial Inc.[b]	29,493	702,523
Columbia Property Trust Inc.	34,276	868,897
CorEnergy Infrastructure Trust Inc.	8,654	56,078
CoreSite Realty Corp.	5,731	223,796
Corporate Office Properties Trust	25,583	725,790
Corrections Corp. of America[b]	32,587	1,184,212
Cousins Properties Inc.	60,846	694,861
Crown Castle International Corp.	91,523	7,202,860
CubeSmart	45,055	994,364
CyrusOne Inc.	9,096	250,595
CYS Investments Inc.[b]	47,875	417,470
DCT Industrial Trust Inc.	21,873	779,991
DDR Corp.[b]	81,151	1,489,932
DiamondRock Hospitality Co.	51,935	772,273
Digital Realty Trust Inc.[b]	37,380	2,478,294
Douglas Emmett Inc.	38,422	1,091,185
Duke Realty Corp.	91,584	1,849,997
DuPont Fabros Technology Inc.[b]	16,701	555,141
Dynex Capital Inc.	15,103	124,600
EastGroup Properties Inc.	8,254	522,643
Education Realty Trust Inc.[b]	9,906	362,461

301

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

Empire State Realty Trust Inc. Class Ab	26,343	$463,110
EPR Properties	15,617	900,008
Equity Commonwealth	35,792	918,781
Equity Lifestyle Properties, Inc.	22,658	1,168,020
Equity One Inc.	16,435	416,792
Equity Residential	98,437	7,071,714
Essex Property Trust Inc.	17,132	3,539,471
Excel Trust Inc.	19,625	262,779
Extra Space Storage Inc.	31,731	1,860,706
Federal Realty Investment Trust[b]	18,303	2,442,718
FelCor Lodging Trust Inc.	34,519	373,496
First Industrial Realty Trust Inc.	29,397	604,402
First Potomac Realty Trust[b]	16,085	198,811
Franklin Street Properties Corp.	25,347	311,008
Gaming and Leisure Properties Inc.	23,134	678,752
General Growth Properties Inc.	154,838	4,355,593
GEO Group Inc. (The)	19,808	799,451
Getty Realty Corp.	7,135	129,928
Gladstone Commercial Corp.	7,051	121,066
Glimcher Realty Trust	38,198	524,841
Government Properties Income Trust	17,884	411,511
Gramercy Property Trust Inc.[b]	51,068	352,369
Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,033	57,390
Hatteras Financial Corp.	26,822	494,329
HCP Inc.	125,858	5,541,528
Health Care REIT Inc.	89,236	6,752,488
Healthcare Realty Trust Inc.	26,681	728,925
Healthcare Trust of America Inc. Class Ab	32,221	868,034
Hersha Hospitality Trust	55,314	388,857
Highwoods Properties Inc.	24,150	1,069,362
Home Properties Inc.	15,571	1,021,458
Hospitality Properties Trust	40,971	1,270,101
Host Hotels & Resorts Inc.	206,860	4,917,062
Hudson Pacific Properties Inc.	14,962	449,758
Inland Real Estate Corp.	21,492	235,337
Invesco Mortgage Capital Inc.	33,743	521,667
Investors Real Estate Trust[b]	34,680	283,336
Iron Mountain Inc.	51,589	1,994,431
iStar Financial Inc.[a,b]	23,187	316,503
Kilroy Realty Corp.	22,220	1,534,735
Kimco Realty Corp.	112,204	2,820,809
Kite Realty Group Trust	8,966	257,683
Lamar Advertising Co.	20,483	1,098,708
LaSalle Hotel Properties	30,642	1,240,082
Lexington Realty Trust[b]	56,247	617,592
Liberty Property Trust	40,432	1,521,456
LTC Properties Inc.	9,390	405,366
Macerich Co. (The)	43,326	3,613,822
Mack-Cali Realty Corp.	24,220	461,633
Medical Properties Trust Inc.	47,172	650,030
MFA Financial Inc.[b]	98,098	783,803
Mid-America Apartment Communities Inc.[b]	20,341	1,519,066
Monmouth Real Estate Investment Corp. Class Ab	18,723	207,264
National Health Investors Inc.[b]	10,283	719,399
National Retail Properties Inc.[b]	36,190	1,424,800
New Residential Investment Corp.	40,195	513,290
New York Mortgage Trust Inc.[b]	27,937	215,394
New York REIT Inc.	47,819	506,403
NorthStar Realty Finance Corp.	59,235	1,041,351
Omega Healthcare Investors Inc.[b]	33,957	1,326,700
One Liberty Properties Inc.	3,155	74,679
Outfront Media Inc.	36,476	979,013
Owens Realty Mortgage Inc.	2,956	43,305
Paramount Group Inc.[a]	40,999	762,171

Security	Shares	Value

Parkway Properties Inc.	23,097	$424,754
Pebblebrook Hotel Trust[b]	18,523	845,204
Pennsylvania Real Estate Investment Trust	19,331	453,505
PennyMac Mortgage Investment Trust[c]	14,647	308,905
Physicians Realty Trust[b]	12,976	215,402
Piedmont Office Realty Trust Inc. Class A	42,277	796,499
Plum Creek Timber Co. Inc.	48,476	2,074,288
Post Properties Inc.	14,951	878,670
Potlatch Corp.	11,120	465,594
Prologis Inc.	136,188	5,860,170
PS Business Parks Inc.	5,050	401,677
Public Storage	39,154	7,237,617
QTS Realty Trust Inc. Class Ab	3,872	131,028
RAIT Financial Trust[b]	25,557	196,022
Ramco-Gershenson Properties Trust	21,543	403,716
Rayonier Inc.	34,467	963,008
Realty Income Corp.[b]	61,070	2,913,650
Redwood Trust Inc.[b]	21,676	427,017
Regency Centers Corp.	24,820	1,583,020
Resource Capital Corp.	34,455	173,653
Retail Opportunity Investments Corp.[b]	24,694	414,612
Retail Properties of America Inc. Class A	64,662	1,079,209
Rexford Industrial Realty Inc.	14,086	221,291
RLJ Lodging Trust	36,352	1,218,883
Rouse Properties Inc.[b]	10,029	185,737
Ryman Hospitality Properties Inc.[b]	12,077	636,941
Sabra Health Care REIT Inc.	15,916	483,369
Saul Centers Inc.	2,154	123,187
Select Income REIT	10,005	244,222
Senior Housing Properties Trust	55,956	1,237,187
Silver Bay Realty Trust Corp.	3,640	60,278
Simon Property Group Inc.	84,962	15,472,430
SL Green Realty Corp.	26,200	3,118,324
Sovran Self Storage Inc.	8,692	758,116
Spirit Realty Capital Inc.	110,296	1,311,419
STAG Industrial Inc.[b]	14,581	357,235
Starwood Property Trust Inc.[b]	61,254	1,423,543
Starwood Waypoint Residential Trust[b]	10,614	279,891
STORE Capital Corp.	8,606	185,976
Strategic Hotels & Resorts Inc.[a]	73,362	970,579
Summit Hotel Properties Inc.	25,182	313,264
Sun Communities Inc.	13,140	794,444
Sunstone Hotel Investors Inc.	56,380	930,834
Tanger Factory Outlet Centers Inc.	25,466	941,223
Taubman Centers Inc.	17,122	1,308,463
Terreno Realty Corp.	9,306	191,983
Trade Street Residential Inc.[b]	5,090	39,142
Two Harbors Investment Corp.	98,315	985,116
UDR Inc.	68,786	2,119,985
UMH Properties Inc.	3,480	33,234
Universal Health Realty Income Trust	2,895	139,307
Urstadt Biddle Properties Inc. Class A	5,967	130,558
Ventas Inc.	76,763	5,503,907
Vornado Realty Trust	51,167	6,022,868
Washington Prime Group Inc.	43,078	741,803
Washington Real Estate Investment Trust[b]	18,241	504,546
Weingarten Realty Investors	33,371	1,165,315
Western Asset Mortgage Capital Corp.[b]	12,733	187,175
Weyerhaeuser Co.	143,852	5,162,848
Whitestone REIT Class B	4,643	70,156
WP Carey Inc.	27,208	1,907,281

		234,682,815

302

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
Alexander & Baldwin Inc.	13,292	$521,844
Altisource Asset Management Corp.[a]	372	115,365
Altisource Portfolio Solutions SAa,b	4,003	135,261
AV Homes Inc.[a]	2,668	38,873
CBRE Group Inc. Class Aa	76,276	2,612,453
Consolidated-Tomoka Land Co.	1,107	61,771
Forest City Enterprises Inc. Class Aa	45,436	967,787
Forestar Group Inc.[a,b]	9,420	145,068
Howard Hughes Corp. (The)[a]	10,847	1,414,666
Jones Lang LaSalle Inc.	12,037	1,804,707
Kennedy-Wilson Holdings Inc.	20,133	509,365
Marcus & Millichap Inc.[a]	2,189	72,784
RE/MAX Holdings Inc. Class A	3,173	108,675
Realogy Holdings Corp.[a]	39,980	1,778,710
St. Joe Co. (The)[a,b]	16,187	297,679
Tejon Ranch Co.[a]	3,692	108,766

		10,693,774
ROAD & RAIL — 1.11%
AMERCO	2,004	569,657
ArcBest Corp.	6,888	319,396
Avis Budget Group Inc.[a]	28,883	1,915,809
Celadon Group Inc.	5,351	121,414
Con-way Inc.	15,345	754,667
CSX Corp.	275,390	9,977,380
FRP Holdings Inc.[a,b]	1,738	68,147
Genesee & Wyoming Inc. Class Aa	14,254	1,281,720
Heartland Express Inc.	16,112	435,185
Hertz Global Holdings Inc.[a]	122,632	3,058,442
J.B. Hunt Transport Services Inc.	24,869	2,095,213
Kansas City Southern Industries Inc.	30,047	3,666,635
Knight Transportation Inc.	15,726	529,337
Landstar System Inc.	11,896	862,817
Marten Transport Ltd.	6,253	136,691
Norfolk Southern Corp.	84,883	9,304,026
Old Dominion Freight Line Inc.[a]	17,248	1,339,135
P.A.M. Transportation Services Inc.[a]	888	46,034
Quality Distribution Inc.[a]	5,914	62,925
Roadrunner Transportation Systems Inc.[a]	7,529	175,802
Ryder System Inc.	14,847	1,378,544
Saia Inc.[a]	6,571	363,770
Swift Transportation Co.[a,b]	24,433	699,517
Union Pacific Corp.	247,689	29,507,191
Universal Truckload Services Inc.	1,393	39,714
USA Truck Inc.[a]	1,729	49,104
Werner Enterprises Inc.	12,106	377,102
YRC Worldwide Inc.[a,b]	7,824	175,962

		69,311,336
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.53%
Advanced Energy Industries Inc.[a]	10,931	259,065
Advanced Micro Devices Inc.[a,b]	165,229	441,161
Alpha & Omega Semiconductor Ltd.[a]	4,798	42,462
Altera Corp.	85,453	3,156,634
Ambarella Inc.[a,b]	7,826	396,935
Amkor Technology Inc.[a]	25,770	182,967
Analog Devices Inc.	85,737	4,760,118
Applied Materials Inc.	332,300	8,280,916
Applied Micro Circuits Corp.[a,b]	23,255	151,623

Security	Shares	Value

Atmel Corp.[a]	117,144	$983,424
Audience Inc.[a]	1,737	7,643
Avago Technologies Ltd.	68,274	6,867,682
Axcelis Technologies Inc.[a]	28,506	72,975
Broadcom Corp.	146,618	6,352,958
Brooks Automation Inc.	18,159	231,527
Cabot Microelectronics Corp.[a]	6,342	300,103
Cascade Microtech Inc.[a]	3,487	50,945
Cavium Inc.[a]	14,958	924,704
CEVA Inc.[a]	6,275	113,828
Cirrus Logic Inc.[a]	17,663	416,317
Cohu Inc.	6,365	75,743
Cree Inc.[a,b]	33,385	1,075,665
Cypress Semiconductor Corp.	41,669	595,033
Diodes Inc.[a]	9,580	264,121
DSP Group Inc.[a]	6,326	68,764
Entegris Inc.[a]	37,617	496,921
Entropic Communications Inc.[a,b]	24,324	61,540
Exar Corp.[a]	10,271	104,764
Fairchild Semiconductor International Inc.[a]	34,970	590,294
First Solar Inc.[a]	20,063	894,709
FormFactor Inc.[a]	13,509	116,177
Freescale Semiconductor Ltd.[a,b]	28,721	724,631
Inphi Corp.[a]	10,986	203,021
Integrated Device Technology Inc.[a]	35,391	693,664
Integrated Silicon Solution Inc.	7,490	124,109
Intel Corp.	1,361,079	49,393,557
International Rectifier Corp.[a]	19,011	758,539
Intersil Corp. Class A	34,857	504,381
IXYS Corp.	6,879	86,675
KLA-Tencor Corp.	45,272	3,183,527
Kopin Corp.[a]	18,403	66,619
Lam Research Corp.	44,387	3,521,665
Lattice Semiconductor Corp.[a]	32,065	220,928
Linear Technology Corp.	65,132	2,970,019
M/A-COM Technology Solutions Holdings Inc.[a]	4,504	140,885
Marvell Technology Group Ltd.	112,053	1,624,768
Maxim Integrated Products Inc.	77,508	2,470,180
MaxLinear Inc. Class Aa	6,113	45,297
Micrel Inc.	13,276	192,635
Microchip Technology Inc.	55,097	2,485,426
Micron Technology Inc.[a]	293,313	10,268,888
Microsemi Corp.[a]	26,954	764,955
MKS Instruments Inc.	14,389	526,637
Monolithic Power Systems Inc.	10,068	500,782
Nanometrics Inc.[a]	6,384	107,379
NVE Corp.[a]	1,239	87,709
NVIDIA Corp.	152,971	3,067,069
OmniVision Technologies Inc.[a]	14,328	372,528
ON Semiconductor Corp.[a]	118,536	1,200,770
PDF Solutions Inc.[a]	9,739	144,722
Pericom Semiconductor Corp.[a]	6,269	84,882
Photronics Inc.[a]	16,373	136,060
PMC-Sierra Inc.[a]	47,493	435,036
Power Integrations Inc.	7,854	406,366
QuickLogic Corp.[a,b]	15,125	47,493
Rambus Inc.[a,b]	30,320	336,249
RF Micro Devices Inc.[a,b]	76,580	1,270,462
Rubicon Technology Inc.[a,b]	4,777	21,831
Rudolph Technologies Inc.[a]	8,968	91,743
Semtech Corp.[a]	18,022	496,867
Silicon Image Inc.[a]	22,768	125,679
Silicon Laboratories Inc.[a]	11,647	554,630
Skyworks Solutions Inc.	51,979	3,779,393

303

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

Spansion Inc. Class Aa	16,419	$561,858
SunEdison Inc.[a,b]	72,610	1,416,621
SunPower Corp.[a]	13,127	339,070
Synaptics Inc.[a,b]	9,924	683,168
Teradyne Inc.	54,547	1,079,485
Tessera Technologies Inc.	14,229	508,829
Texas Instruments Inc.	295,179	15,781,745
TriQuint Semiconductor Inc.[a]	46,697	1,286,502
Ultra Clean Holdings Inc.[a]	6,805	63,150
Ultratech Inc.[a]	7,172	133,112
Veeco Instruments Inc.[a,b]	10,552	368,054
Vitesse Semiconductor Corp.[a]	13,207	49,922
Xcerra Corp.[a]	13,280	121,645
Xilinx Inc.	73,530	3,183,114

		158,152,649
SOFTWARE — 3.92%
A10 Networks Inc.[a]	3,471	15,134
ACI Worldwide Inc.[a,b]	32,797	661,515
Activision Blizzard Inc.	135,694	2,734,234
Actuate Corp.[a]	13,477	88,948
Adobe Systems Inc.[a]	136,464	9,920,933
Advent Software Inc.	14,038	430,124
American Software Inc./GA Class A	6,466	58,905
ANSYS Inc.[a]	25,351	2,078,782
Aspen Technology Inc.[a]	25,591	896,197
Autodesk Inc.[a]	62,419	3,748,885
AVG Technologies[a]	9,558	188,675
Barracuda Networks Inc.[a]	2,122	76,052
Blackbaud Inc.	12,338	533,742
Bottomline Technologies Inc.[a]	9,841	248,780
BroadSoft Inc.[a]	7,459	216,460
CA Inc.	87,121	2,652,834
Cadence Design Systems Inc.[a,b]	78,028	1,480,191
Callidus Software Inc.[a]	15,000	244,950
CDK Global Inc.	44,049	1,795,437
Citrix Systems Inc.[a]	45,103	2,877,571
CommVault Systems Inc.[a]	12,643	653,517
Comverse Inc.[a]	5,940	111,553
Covisint Corp.[a,b]	10,438	27,661
Cyan Inc.[a,b]	2,168	5,420
Digimarc Corp.	1,967	53,404
Ebix Inc.[b]	7,894	134,119
Electronic Arts Inc.[a,b]	86,141	4,049,919
Ellie Mae Inc.[a,b]	8,620	347,558
EnerNOC Inc.[a,b]	6,876	106,234
EPIQ Systems Inc.	8,830	150,816
ePlus Inc.[a]	1,119	84,697
FactSet Research Systems Inc.	11,458	1,612,714
Fair Isaac Corp.	8,460	611,658
FireEye Inc.[a,b]	23,431	739,951
FleetMatics Group PLC[a]	10,158	360,507
Fortinet Inc.[a]	36,799	1,128,257
Gigamon Inc.[a,b]	6,476	114,819
Globant SAa	1,851	28,913
Glu Mobile Inc.[a,b]	30,312	118,217
Guidance Software Inc.[a,b]	4,096	29,696
Guidewire Software Inc.[a,b]	18,553	939,338
HubSpot Inc.[a]	1,565	52,600
Imperva Inc.[a]	5,465	270,135
Infoblox Inc.[a]	15,674	316,772
Informatica Corp.[a]	29,722	1,133,448
Interactive Intelligence Group Inc.[a,b]	4,094	196,103

Security	Shares	Value

Intuit Inc.	77,818	$7,174,041
Jive Software Inc.[a]	10,868	65,534
Kofax Ltd.[a]	20,343	143,011
Manhattan Associates Inc.[a,b]	20,764	845,510
Mavenir Systems Inc.[a,b]	4,396	59,610
Mentor Graphics Corp.	25,484	558,609
Microsoft Corp.	2,258,443	104,904,677
MicroStrategy Inc. Class Aa	2,321	376,930
MobileIron Inc.[a,b]	3,357	33,436
Model N Inc.[a]	7,696	81,732
Monotype Imaging Holdings Inc.	10,167	293,115
NetScout Systems Inc.[a]	10,068	367,885
NetSuite Inc.[a,b]	11,350	1,239,080
Nuance Communications Inc.[a,b]	71,424	1,019,220
Oracle Corp.	898,065	40,385,983
Park City Group Inc.[a,b]	2,632	23,741
Paycom Software Inc.[a]	1,796	47,289
Pegasystems Inc.	9,534	198,021
Progress Software Corp.[a]	15,095	407,867
Proofpoint Inc.[a,b]	10,074	485,869
PROS Holdings Inc.[a]	6,004	164,990
PTC Inc.[a]	32,830	1,203,220
QAD Inc. Class A	1,794	40,580
QLIK Technologies Inc.[a,b]	23,772	734,317
Qualys Inc.[a,b]	4,906	185,202
Rally Software Development Corp.[a]	7,892	89,732
RealPage Inc.[a,b]	12,998	285,436
Red Hat Inc.[a,b]	51,834	3,583,803
Rosetta Stone Inc.[a,b]	3,588	35,019
Rovi Corp.[a]	25,338	572,385
Rubicon Project Inc. (The)[a,b]	2,165	34,943
Salesforce.com Inc.[a]	168,338	9,984,127
Sapiens International Corp.[a]	3,853	28,397
SeaChange International Inc.[a]	7,908	50,453
ServiceNow Inc.[a,b]	39,464	2,677,632
Silver Spring Networks Inc.[a,b]	9,389	79,149
SolarWinds Inc.[a]	17,955	894,698
Solera Holdings Inc.	18,591	951,487
Splunk Inc.[a,b]	32,370	1,908,212
SS&C Technologies Holdings Inc.	18,604	1,088,148
Symantec Corp.	189,636	4,865,112
Synchronoss Technologies Inc.[a,b]	9,578	400,935
Synopsys Inc.[a,b]	42,185	1,833,782
Tableau Software Inc. Class Aa,b	10,399	881,419
Take-Two Interactive Software Inc.[a]	23,029	645,503
Tangoe Inc.[a]	12,253	159,657
TeleCommunication Systems Inc.[a]	13,031	40,657
TeleNav Inc.[a,b]	4,363	29,101
TiVo Inc.[a,b]	28,083	332,503
TubeMogul Inc.[a,b]	969	21,851
Tyler Technologies Inc.[a]	9,268	1,014,290
Ultimate Software Group Inc. (The)[a]	7,978	1,171,290
Varonis Systems Inc.[a,b]	2,250	73,868
Vasco Data Security International Inc.[a,b]	7,822	220,659
Verint Systems Inc.[a]	16,416	956,724
VirnetX Holding Corp.[a,b]	11,440	62,806
VMware Inc. Class Aa	23,987	1,979,407
Vringo Inc.[a,b]	18,325	10,081
Workday Inc. Class Aa,b	25,640	2,092,480
Yodlee Inc.[a]	1,908	23,278
Zendesk Inc.[a,b]	3,113	75,864
Zynga Inc. Class Aa,b	197,938	526,515

		245,047,247

304

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

SPECIALTY RETAIL — 2.58%
Aaron’s Inc.	17,692	$540,844
Abercrombie & Fitch Co. Class A	19,968	571,884
Advance Auto Parts Inc.	19,888	3,167,761
Aeropostale Inc.[a,b]	22,308	51,755
America’s Car-Mart Inc.[a]	2,160	115,301
American Eagle Outfitters Inc.	52,216	724,758
ANN INC.[a]	13,370	487,738
Asbury Automotive Group Inc.[a]	8,472	643,194
Ascena Retail Group Inc.[a]	33,199	416,979
AutoNation Inc.[a,b]	18,649	1,126,586
AutoZone Inc.[a,b]	8,950	5,541,034
Barnes & Noble Inc.[a]	11,063	256,883
bebe stores inc.	10,297	22,550
Bed Bath & Beyond Inc.[a,b]	50,771	3,867,227
Best Buy Co. Inc.	78,656	3,066,011
Big 5 Sporting Goods Corp.	4,454	65,162
Boot Barn Holdings Inc.[a]	1,573	28,629
Brown Shoe Co. Inc.	11,914	383,035
Buckle Inc. (The)[b]	7,515	394,688
Build-A-Bear Workshop Inc.[a,b]	3,368	67,697
Cabela’s Inc.[a,b]	14,058	740,997
CarMax Inc.[a,b]	60,231	4,010,180
Cato Corp. (The) Class A	7,498	316,266
Chico’s FAS Inc.	40,103	650,070
Children’s Place Inc. (The)	6,544	373,008
Christopher & Banks Corp.[a]	9,958	56,860
Citi Trends Inc.[a]	4,032	101,808
Conn’s Inc.[a,b]	7,522	140,586
Container Store Group Inc. (The)[a,b]	3,946	75,487
CST Brands Inc.	20,645	900,328
Destination Maternity Corp.	3,744	59,717
Destination XL Group Inc.[a,b]	11,299	61,693
Dick’s Sporting Goods Inc.	26,743	1,327,790
DSW Inc. Class A	19,882	741,599
Express Inc.[a]	23,182	340,544
Finish Line Inc. (The) Class A	13,971	339,635
Five Below Inc.[a,b]	14,789	603,835
Foot Locker Inc.	39,471	2,217,481
Francesca’s Holdings Corp.[a]	12,056	201,335
GameStop Corp. Class Ab	30,708	1,037,930
Gap Inc. (The)	69,209	2,914,391
Genesco Inc.[a]	6,781	519,560
GNC Holdings Inc. Class A	24,941	1,171,229
Group 1 Automotive Inc.	6,592	590,775
Guess? Inc.	16,229	342,107
Haverty Furniture Companies Inc.	5,092	112,075
hhgregg Inc.[a]	4,244	32,127
Hibbett Sports Inc.[a,b]	7,207	349,035
Home Depot Inc. (The)	373,942	39,252,692
Kirkland’s Inc.[a]	3,419	80,825
L Brands Inc.	66,803	5,781,800
Lithia Motors Inc. Class A	6,042	523,781
Lowe’s Companies Inc.	278,596	19,167,405
Lumber Liquidators Holdings Inc.[a,b]	7,469	495,269
MarineMax Inc.[a]	5,486	109,994
Mattress Firm Holding Corp.[a,b]	3,826	222,214
Men’s Wearhouse Inc. (The)	13,935	615,230
Michaels Companies Inc. (The)[a,b]	7,575	187,330
Monro Muffler Brake Inc.[b]	8,417	486,503
Murphy USA Inc.[a]	13,063	899,518
New York & Co. Inc.[a]	7,274	19,203

Security	Shares	Value

O’Reilly Automotive Inc.[a,b]	29,063	$5,598,115
Office Depot Inc.[a]	146,103	1,252,833
Outerwall Inc.[a]	5,570	418,975
Pacific Sunwear of California Inc.[a]	12,568	27,398
Penske Automotive Group Inc.	11,541	566,317
Pep Boys — Manny, Moe & Jack (The)[a]	14,459	141,987
PetSmart Inc.	27,211	2,212,118
Pier 1 Imports Inc.	26,565	409,101
Rent-A-Center Inc.	15,494	562,742
Restoration Hardware Holdings Inc.[a,b]	8,504	816,469
Ross Stores Inc.	58,231	5,488,854
Sally Beauty Holdings Inc.[a]	43,597	1,340,172
Sears Hometown and Outlet Stores Inc.[a]	2,142	28,167
Select Comfort Corp.[a,b]	15,487	418,614
Shoe Carnival Inc.	3,950	101,475
Signet Jewelers Ltd.	22,143	2,913,354
Sonic Automotive Inc. Class A	11,065	299,198
Sportsman’s Warehouse Holdings Inc.[a,b]	2,683	19,640
Stage Stores Inc.	8,344	172,721
Staples Inc.	175,966	3,188,504
Stein Mart Inc.	7,335	107,238
Systemax Inc.[a]	3,188	43,038
Tiffany & Co.	31,136	3,327,193
Tile Shop Holdings Inc. (The)[a,b]	8,922	79,227
Tilly’s Inc. Class Aa	2,442	23,663
TJX Companies Inc. (The)	192,019	13,168,663
Tractor Supply Co.	38,121	3,004,697
Ulta Salon, Cosmetics & Fragrance Inc.[a]	17,502	2,237,456
Urban Outfitters Inc.[a]	29,276	1,028,466
Vitamin Shoppe Inc.[a,b]	8,080	392,526
West Marine Inc.[a]	3,977	51,383
Williams-Sonoma Inc.	25,794	1,952,090
Winmark Corp.	679	59,019
Zumiez Inc.[a]	6,020	232,553

		161,393,894
TEXTILES, APPAREL & LUXURY GOODS — 0.87%
Carter’s Inc.	14,326	1,250,803
Coach Inc.	74,626	2,802,953
Columbia Sportswear Co.	8,098	360,685
Crocs Inc.[a]	24,578	306,979
Culp Inc.	2,344	50,818
Deckers Outdoor Corp.[a]	9,385	854,410
Fossil Group Inc.[a,b]	12,744	1,411,271
G-III Apparel Group Ltd.[a]	5,400	545,454
Hanesbrands Inc.	26,986	3,012,177
Iconix Brand Group Inc.[a,b]	13,943	471,134
Kate Spade & Co.[a]	35,049	1,121,919
Michael Kors Holdings Ltd.[a,b]	55,826	4,192,533
Movado Group Inc.	4,865	138,020
Nike Inc. Class B	191,015	18,366,092
Oxford Industries Inc.	3,883	214,380
Perry Ellis International Inc.[a]	3,225	83,624
PVH Corp.	22,699	2,909,331
Quiksilver Inc.[a,b]	35,683	78,859
Ralph Lauren Corp.	15,994	2,961,449
Sequential Brands Group Inc.[a]	4,645	60,710
SKECHERS U.S.A. Inc. Class Aa	10,416	575,484
Steven Madden Ltd.[a]	16,209	515,932
Tumi Holdings Inc.[a,b]	13,105	310,982
Under Armour Inc. Class Aa,b	47,364	3,216,016
Unifi Inc.[a]	3,801	113,004
Vera Bradley Inc.[a,b]	5,371	109,461

305

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

VF Corp.	94,591	$7,084,866
Vince Holding Corp.[a,b]	3,145	82,210
Wolverine World Wide Inc.	28,917	852,184

		54,053,740
THRIFTS & MORTGAGE FINANCE — 0.23%
Anchor BanCorp Wisconsin Inc.[a]	1,795	61,820
Astoria Financial Corp.	23,754	317,353
Bank Mutual Corp.	12,332	84,598
BankFinancial Corp.	5,741	68,088
BBX Capital Corp.[a]	1,904	31,321
Beneficial Mutual Bancorp Inc.[a]	8,975	110,123
Berkshire Hills Bancorp Inc.	6,765	180,355
BofI Holding Inc.[a,b]	3,931	305,871
Brookline Bancorp Inc.	19,228	192,857
Capitol Federal Financial Inc.	40,715	520,338
Charter Financial Corp.	6,205	71,047
Clifton Bancorp Inc.	7,135	96,965
Dime Community Bancshares Inc.	8,525	138,787
ESB Financial Corp.	3,366	63,752
Essent Group Ltd.[a,b]	11,288	290,214
EverBank Financial Corp.	25,132	479,016
Federal Agricultural Mortgage Corp. Class C NVS	2,830	85,862
First Defiance Financial Corp.	2,691	91,655
First Financial Northwest Inc.	4,351	52,386
Flagstar Bancorp Inc.[a]	5,383	84,675
Fox Chase Bancorp Inc.	3,290	54,844
Franklin Financial Corp.[a]	3,975	84,191
Home Loan Servicing Solutions Ltd.	20,636	402,815
HomeStreet Inc.	5,552	96,660
Hudson City Bancorp Inc.	145,049	1,467,896
Kearny Financial Corp.[a]	4,152	57,090
Ladder Capital Corp. Class Aa	4,805	94,226
Meridian Bancorp Inc.[a]	5,683	63,763
Meta Financial Group Inc.	1,442	50,528
MGIC Investment Corp.[a]	93,215	868,764
Nationstar Mortgage Holdings Inc.[a,b]	5,790	163,220
New York Community Bancorp Inc.[b]	120,506	1,928,096
NMI Holdings Inc. Class Aa,b	13,872	126,651
Northfield Bancorp Inc	15,957	236,164
Northwest Bancshares Inc.	26,653	333,962
OceanFirst Financial Corp.	3,963	67,926
Ocwen Financial Corp.[a,b]	28,347	428,040
Oritani Financial Corp.	12,385	190,729
PennyMac Financial Services Inc. Class Aa,c	3,152	54,530
People’s United Financial Inc.	84,610	1,284,380
Provident Financial Services Inc.	16,478	297,593
Radian Group Inc.	53,000	886,160
Stonegate Mortgage Corp.[a]	3,925	46,943
Territorial Bancorp Inc.	3,018	65,038
TFS Financial Corp.	22,296	331,876
Tree.com Inc.[a]	1,742	84,208
TrustCo Bank Corp. NY	25,566	185,609
United Community Financial Corp.	10,873	58,388
United Financial Bancorp Inc.	15,918	228,582
Walker & Dunlop Inc.[a]	7,134	125,130
Washington Federal Inc.	29,302	649,039
Waterstone Financial Inc.	9,197	120,941
WSFS Financial Corp.	2,124	163,314

		14,624,379

Security	Shares	Value

TOBACCO — 1.19%
22nd Century Group Inc.[a,b]	11,267	$18,591
Alliance One International Inc.[a]	24,639	38,930
Altria Group Inc.	543,184	26,762,676
Lorillard Inc.	99,376	6,254,725
Philip Morris International Inc.	430,073	35,029,446
Reynolds American Inc.	84,641	5,439,877
Universal Corp.	6,380	280,592
Vector Group Ltd.	20,714	441,415

		74,266,252
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Aceto Corp.	7,473	162,164
Air Lease Corp.	27,860	955,877
Aircastle Ltd.[b]	18,663	398,828
Applied Industrial Technologies Inc.	11,485	523,601
Beacon Roofing Supply Inc.[a]	12,911	358,926
CAI International Inc.[a]	4,743	110,038
DXP Enterprises Inc.[a]	3,856	194,844
Fastenal Co.	80,918	3,848,460
GATX Corp.	12,897	742,093
General Finance Corp.[a]	3,036	29,935
H&E Equipment Services Inc.	7,933	222,838
HD Supply Holdings Inc.[a]	28,972	854,384
Houston Wire & Cable Co.	4,829	57,707
Kaman Corp.	7,268	291,374
MRC Global Inc.[a]	27,843	421,821
MSC Industrial Direct Co. Inc. Class A	12,961	1,053,081
Neff Corp.[a]	2,851	32,131
NOW Inc.[a,b]	29,376	755,845
Rush Enterprises Inc. Class Aa,b	9,129	292,584
Stock Building Supply Holdings Inc.[a]	4,345	66,565
TAL International Group Inc.	9,239	402,543
Textainer Group Holdings Ltd.	5,858	201,047
Titan Machinery Inc.[a,b]	4,718	65,769
United Rentals Inc.[a]	26,638	2,717,342
Veritiv Corp.[a]	2,261	117,278
W.W. Grainger Inc.	15,994	4,076,711
Watsco Inc.	7,033	752,531
WESCO International Inc.[a]	11,991	913,834

		20,620,151
TRANSPORTATION INFRASTRUCTURE — 0.00%
Wesco Aircraft Holdings Inc.[a,b]	14,304	199,970

		199,970
WATER UTILITIES — 0.08%
American States Water Co.	10,364	390,308
American Water Works Co. Inc.	48,709	2,596,190
Aqua America Inc.	47,711	1,273,884
Artesian Resources Corp. Class A	2,124	47,981
California Water Service Group	13,069	321,628
Connecticut Water Service Inc.	2,443	88,657
Middlesex Water Co.	4,173	96,229
SJW Corp.	3,970	127,516
York Water Co. (The)	3,707	86,040

		5,028,433

306

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Boingo Wireless Inc.[a,b]	4,296	$32,950
Leap Wireless International Inc.[b]	13,915	35,066
NTELOS Holdings Corp.	4,037	16,915
RingCentral Inc. Class Aa,b	7,752	115,660
SBA Communications Corp. Class Aa	34,992	3,875,714
Shenandoah Telecommunications Co.	6,356	198,625
Spok Holdings Inc.	5,527	95,949
Sprint Corp.[a,b]	199,680	828,672
T-Mobile US Inc.[a]	72,702	1,958,592
Telephone & Data Systems Inc.	23,594	595,748
United States Cellular Corp.[a]	3,808	151,673

		7,905,564

TOTAL COMMON STOCKS
(Cost: $4,692,316,218)		6,235,673,407

RIGHTS — 0.00%

MEDIA — 0.00%
Liberty Broadband Corp.[a]	3,750	35,625

		35,625

TOTAL RIGHTS
(Cost: $0)		35,625

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	5,335	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 3.89%

MONEY MARKET FUNDS — 3.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	223,808,489	223,808,489
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	13,642,513	13,642,513

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,005,777	$6,005,777

		243,456,779

TOTAL SHORT-TERM INVESTMENTS
(Cost: $243,456,779)		243,456,779

TOTAL INVESTMENTS IN SECURITIES — 103.68%
(Cost: $4,935,772,997)		6,479,165,811
Other Assets, Less Liabilities — (3.68)%		(230,173,918)

NET ASSETS — 100.00%		$6,248,991,893

NVS   —   Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	109	Mar. 2015	Chicago Mercantile	$11,185,580	$226,336
E-mini Russell 2000	16	Mar. 2015	ICE Markets Equity	1,921,120	52,819

Net Unrealized Appreciation					$279,155

See accompanying notes to schedules of investments.

307

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 1.20%
Alliant Techsystems Inc.	56,716	$6,593,235
B/E Aerospace Inc.[a]	187,346	10,869,815
Exelis Inc.	337,898	5,923,352
Hexcel Corp.[a,b]	174,092	7,223,077
Huntington Ingalls Industries Inc.	87,413	9,830,466
KLX Inc.[a]	94,113	3,882,161
L-3 Communications Holdings Inc.	153,477	19,370,332
Rockwell Collins Inc.	241,159	20,373,112
Spirit AeroSystems Holdings Inc. Class Aa	214,496	9,231,908
Textron Inc.	496,798	20,920,164
TransDigm Group Inc.	94,196	18,495,385
Triumph Group Inc.	92,900	6,244,738
Vectrus Inc.[a,b]	18,818	515,613

		139,473,358
AIR FREIGHT & LOGISTICS — 0.31%
C.H. Robinson Worldwide Inc.	264,176	19,784,141
Expeditors International of Washington Inc.	351,294	15,671,225

		35,455,366
AIRLINES — 1.10%
Alaska Air Group Inc.	244,620	14,618,491
Copa Holdings SA Class A	59,309	6,146,785
Southwest Airlines Co.	1,231,226	52,105,484
Spirit Airlines Inc.[a]	129,482	9,786,249
United Continental Holdings Inc.[a]	664,713	44,462,653

		127,119,662
AUTO COMPONENTS — 0.76%
BorgWarner Inc.	406,897	22,358,990
Gentex Corp.	259,725	9,383,864
Goodyear Tire & Rubber Co. (The)	490,035	14,000,300
Lear Corp.	144,718	14,193,942
TRW Automotive Holdings Corp.[a]	197,129	20,274,718
Visteon Corp.[a,b]	78,069	8,342,453

		88,554,267
AUTOMOBILES — 0.59%
Harley-Davidson Inc.	388,631	25,614,669
Tesla Motors Inc.[a,b]	169,141	37,618,650
Thor Industries Inc.	82,112	4,587,597

		67,820,916
BEVERAGES — 1.23%
Brown-Forman Corp.	273,829	24,053,139
Coca-Cola Enterprises Inc.	447,489	19,787,964
Constellation Brands Inc.[a]	285,529	28,030,382
Dr Pepper Snapple Group Inc.	349,497	25,051,945
Molson Coors Brewing Co. Class B NVS	241,922	18,028,027

Security	Shares	Value

Monster Beverage Corp.[a]	254,805	$27,608,122

		142,559,579
BIOTECHNOLOGY — 1.59%
Alkermes PLC[a]	257,222	15,062,920
Alnylam Pharmaceuticals Inc.[a,b]	118,245	11,469,765
BioMarin Pharmaceutical Inc.[a]	259,709	23,477,694
Cubist Pharmaceuticals Inc.[a]	134,038	13,490,925
Incyte Corp.[a,b]	257,399	18,818,441
Intercept Pharmaceuticals Inc.[a,b]	22,163	3,457,428
Medivation Inc.[a,b]	136,203	13,567,181
Myriad Genetics Inc.[a,b]	133,516	4,547,555
Pharmacyclics Inc.[a,b]	108,345	13,246,260
Seattle Genetics Inc.[a,b]	179,954	5,781,922
United Therapeutics Corp.[a,b]	85,491	11,070,229
Vertex Pharmaceuticals Inc.[a]	420,337	49,936,035

		183,926,355
BUILDING PRODUCTS — 0.61%
A.O. Smith Corp.	134,520	7,588,273
Allegion PLC	172,237	9,552,264
Armstrong World Industries Inc.[a]	80,530	4,116,694
Fortune Brands Home & Security Inc.	295,555	13,379,775
Lennox International Inc.	87,486	8,317,294
Masco Corp.	634,599	15,991,895
Owens Corning	209,613	7,506,241
USG Corp.[a,b]	165,645	4,636,404

		71,088,840
CAPITAL MARKETS — 2.41%
Affiliated Managers Group Inc.[a]	98,387	20,881,657
Ameriprise Financial Inc.	337,922	44,690,184
Artisan Partners Asset Management Inc.	48,934	2,472,635
E*TRADE Financial Corp.[a,b]	512,777	12,437,406
Eaton Vance Corp. NVS	214,193	8,766,919
Federated Investors Inc. Class B	167,366	5,511,362
Interactive Brokers Group Inc. Class A	96,229	2,806,038
Invesco Ltd.	770,041	30,432,020
Lazard Ltd. Class A	219,419	10,977,533
Legg Mason Inc.	185,254	9,887,006
LPL Financial Holdings Inc.	156,053	6,952,161
Northern Trust Corp.	420,872	28,366,773
NorthStar Asset Management Group Inc.	327,577	7,393,413
Raymond James Financial Inc.	222,244	12,732,359
SEI Investments Co.	236,441	9,467,098
T. Rowe Price Group Inc.	467,575	40,145,990
TD Ameritrade Holding Corp.	478,433	17,118,333
Waddell & Reed Financial Inc. Class A	152,176	7,581,408

		278,620,295
CHEMICALS — 2.74%
Airgas Inc.	132,230	15,230,251
Albemarle Corp.	141,922	8,533,770
Ashland Inc.	123,115	14,744,252
Axalta Coating Systems Ltd.[a]	102,731	2,673,061
Cabot Corp.	114,904	5,039,689
Celanese Corp. Series A	277,531	16,640,759
CF Industries Holdings Inc.	92,677	25,258,190
Cytec Industries Inc.	127,675	5,894,755

308

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2014

Security	Shares	Value

Eastman Chemical Co.	267,399	$20,284,888
FMC Corp.	237,018	13,517,137
Huntsman Corp.	359,953	8,199,729
International Flavors & Fragrances Inc.	144,683	14,665,069
Mosaic Co. (The)	595,559	27,187,268
NewMarket Corp.	16,110	6,500,868
Platform Specialty Products Corp.[a]	170,165	3,951,231
Rayonier Advanced Materials Inc.[b]	74,746	1,666,836
Rockwood Holdings Inc.	129,428	10,198,926
RPM International Inc.	236,828	12,009,548
Scotts Miracle-Gro Co. (The) Class A	79,936	4,981,612
Sherwin-Williams Co. (The)	153,242	40,308,776
Sigma-Aldrich Corp.	211,508	29,033,703
Valspar Corp. (The)	150,602	13,024,061
W.R. Grace & Co.[a]	135,805	12,954,439
Westlake Chemical Corp.	73,339	4,480,279

		316,979,097
COMMERCIAL BANKS — 2.89%
Associated Banc-Corp.	284,372	5,297,850
Bank of Hawaii Corp.	79,284	4,702,334
BankUnited Inc.	181,591	5,260,691
BOK Financial Corp.	48,666	2,921,907
CIT Group Inc.	325,673	15,576,940
Citizens Financial Group Inc.	285,646	7,101,160
City National Corp.	84,827	6,854,870
Comerica Inc.	323,353	15,145,854
Commerce Bancshares Inc.	153,419	6,672,203
Cullen/Frost Bankers Inc.	94,267	6,659,021
East West Bancorp Inc.	255,900	9,905,889
Fifth Third Bancorp	1,513,659	30,840,802
First Horizon National Corp.	421,994	5,730,679
First Niagara Financial Group Inc.	634,255	5,346,770
First Republic Bank	244,946	12,766,585
Fulton Financial Corp.	337,617	4,172,946
Huntington Bancshares Inc.	1,473,322	15,499,347
KeyCorp	1,572,068	21,851,745
M&T Bank Corp.	234,014	29,396,839
PacWest Bancorp	166,741	7,580,046
Popular Inc.[a]	184,408	6,279,092
Regions Financial Corp.	2,454,262	25,917,007
Signature Bank[a,b]	89,562	11,281,230
SunTrust Banks Inc.	948,280	39,732,932
SVB Financial Group[a]	89,953	10,440,845
Synovus Financial Corp.	247,683	6,709,732
TCF Financial Corp.	297,483	4,727,005
Zions Bancorp	361,740	10,313,207

		334,685,528
COMMERCIAL SERVICES & SUPPLIES — 1.30%
ADT Corp. (The)[b]	310,784	11,259,704
Cintas Corp.	179,057	14,045,231
Clean Harbors Inc.[a,b]	108,238	5,200,836
Copart Inc.[a,b]	200,308	7,309,239
Covanta Holding Corp.	192,766	4,242,780
KAR Auction Services Inc.	249,347	8,639,873
Pitney Bowes Inc.	361,588	8,811,899
R.R. Donnelley & Sons Co.[b]	355,769	5,978,698
Republic Services Inc.	472,660	19,024,565
Rollins Inc.	113,528	3,757,777
Stericycle Inc.[a,b]	150,734	19,758,213
Tyco International PLC	744,738	32,664,209

Security	Shares	Value

Waste Connections Inc.	221,084	$9,725,485

		150,418,509
COMMUNICATIONS EQUIPMENT — 1.03%
Arista Networks Inc.[a,b]	10,750	653,170
ARRIS Group Inc.[a]	224,500	6,777,655
Brocade Communications Systems Inc.	774,708	9,172,543
CommScope Holding Co. Inc.[a]	111,090	2,536,185
EchoStar Corp. Class Aa	76,663	4,024,807
F5 Networks Inc.[a,b]	134,775	17,583,420
Harris Corp.	189,560	13,614,199
JDS Uniphase Corp.[a]	412,812	5,663,781
Juniper Networks Inc.	769,892	17,183,989
Motorola Solutions Inc.	355,007	23,813,870
Palo Alto Networks Inc.[a]	97,498	11,950,330
Riverbed Technology Inc.[a]	286,143	5,840,179

		118,814,128
COMPUTERS & PERIPHERALS — 1.19%
3D Systems Corp.[a,b]	195,692	6,432,396
Diebold Inc.	115,295	3,993,819
Lexmark International Inc. Class A	110,391	4,555,837
NCR Corp.[a]	299,709	8,733,520
NetApp Inc.	554,733	22,993,683
SanDisk Corp.	402,575	39,444,298
Stratasys Ltd.[a,b]	87,799	7,296,975
Western Digital Corp.	396,167	43,855,687

		137,306,215
CONSTRUCTION & ENGINEERING — 0.50%
AECOM Technology Corp.[a,b]	267,470	8,123,064
Chicago Bridge & Iron Co. NV	175,865	7,382,813
Fluor Corp.	283,242	17,172,962
Jacobs Engineering Group Inc.[a]	235,435	10,521,590
KBR Inc.	262,286	4,445,748
Quanta Services Inc.[a]	379,960	10,787,064

		58,433,241
CONSTRUCTION MATERIALS — 0.30%
Eagle Materials Inc.	89,020	6,768,191
Martin Marietta Materials Inc.	109,962	12,131,008
Vulcan Materials Co.	232,810	15,302,601

		34,201,800
CONSUMER FINANCE — 0.39%
Ally Financial Inc.[a]	480,297	11,344,615
Navient Corp.	752,407	16,259,516
Santander Consumer USA Holdings Inc.	156,787	3,074,593
SLM Corp.	752,633	7,669,330
Synchrony Financial[a,b]	229,219	6,819,265

		45,167,319
CONTAINERS & PACKAGING — 1.17%
AptarGroup Inc.	116,520	7,788,197
Avery Dennison Corp.	169,022	8,768,861
Ball Corp.	248,130	16,915,022
Bemis Co. Inc.	179,539	8,116,958

309

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2014

Security	Shares	Value

Crown Holdings Inc.[a]	246,702	$12,557,132
Greif Inc. Class A	56,902	2,687,481
MeadWestvaco Corp.	298,789	13,263,244
Owens-Illinois Inc.[a]	294,662	7,952,927
Packaging Corp. of America	174,995	13,658,360
Rock-Tenn Co. Class A	255,484	15,579,414
Sealed Air Corp.	384,313	16,306,401
Silgan Holdings Inc.	77,913	4,176,137
Sonoco Products Co.	181,670	7,938,979

		135,709,113
DISTRIBUTORS — 0.38%
Genuine Parts Co.	273,368	29,132,828
LKQ Corp.[a]	537,277	15,108,229

		44,241,057
DIVERSIFIED CONSUMER SERVICES — 0.38%
Apollo Education Group Inc.[a]	172,954	5,899,461
DeVry Education Group Inc.	113,255	5,376,215
Graham Holdings Co. Class B	6,203	5,357,593
H&R Block Inc.	488,062	16,437,928
Service Corp. International	380,112	8,628,543
ServiceMaster Global Holdings Inc.[a]	73,343	1,963,392

		43,663,132
DIVERSIFIED FINANCIAL SERVICES — 1.53%
CBOE Holdings Inc.	153,048	9,706,304
FNFV Group[a]	165,412	2,603,585
Intercontinental Exchange Inc.	204,939	44,941,073
Leucadia National Corp.	655,999	14,707,498
McGraw Hill Financial Inc.	484,426	43,104,225
Moody’s Corp.	336,476	32,237,766
MSCI Inc. Class Ab	208,239	9,878,858
NASDAQ OMX Group Inc. (The)	208,386	9,994,193
Restaurant Brands International LPa,b	3,757	141,243
Voya Financial Inc.	243,059	10,300,840

		177,615,585
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.40%
Frontier Communications Corp.	1,784,013	11,899,367
Level 3 Communications Inc.[a]	492,395	24,314,465
Windstream Holdings Inc.	1,075,515	8,862,244
Zayo Group Holdings Inc.[a]	43,020	1,315,121

		46,391,197
ELECTRIC UTILITIES — 2.36%
Edison International	579,833	37,967,465
Entergy Corp.	319,245	27,927,553
FirstEnergy Corp.	747,315	29,137,812
Great Plains Energy Inc.	274,210	7,790,306
Hawaiian Electric Industries Inc.[b]	181,110	6,063,563
ITC Holdings Corp.	281,191	11,368,552
Northeast Utilities	562,364	30,097,721
OGE Energy Corp.	354,458	12,576,170
Pepco Holdings Inc.	446,810	12,032,593
Pinnacle West Capital Corp.	196,429	13,418,065
PPL Corp.	1,182,370	42,955,502
Westar Energy Inc.[b]	229,449	9,462,477

Security	Shares	Value

Xcel Energy Inc.	893,360	$32,089,491

		272,887,270
ELECTRICAL EQUIPMENT — 0.76%
Acuity Brands Inc.	76,908	10,772,504
AMETEK Inc.	436,576	22,976,995
Babcock & Wilcox Co. (The)	196,561	5,955,798
Hubbell Inc. Class B	105,564	11,277,402
Regal Beloit Corp.	80,421	6,047,659
Rockwell Automation Inc.	246,398	27,399,458
Solarcity Corp.[a,b]	75,976	4,063,196

		88,493,012
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.17%
Amphenol Corp. Class A	559,323	30,097,171
Arrow Electronics Inc.[a]	177,709	10,287,574
Avnet Inc.	246,850	10,619,487
AVX Corp.	82,670	1,157,380
CDW Corp./DE	154,694	5,440,588
Dolby Laboratories Inc. Class A	85,105	3,669,728
FLIR Systems Inc.	252,108	8,145,609
Ingram Micro Inc. Class Aa	276,273	7,636,186
IPG Photonics Corp.[a,b]	59,460	4,454,743
Jabil Circuit Inc.	361,858	7,899,360
Keysight Technologies Inc.[a]	296,748	10,021,180
Knowles Corp.[a,b]	151,655	3,571,475
National Instruments Corp.	177,285	5,511,791
Tech Data Corp.[a,b]	68,154	4,309,377
Trimble Navigation Ltd.[a,b]	464,348	12,323,796
Vishay Intertechnology Inc.	241,930	3,423,310
Zebra Technologies Corp. Class Aa	89,884	6,957,920

		135,526,675
ENERGY EQUIPMENT & SERVICES — 1.10%
Atwood Oceanics Inc.[a]	114,992	3,262,323
Cameron International Corp.[a]	363,414	18,152,529
Diamond Offshore Drilling Inc.[b]	119,436	4,384,496
Dresser-Rand Group Inc.[a]	135,853	11,112,775
Dril-Quip Inc.[a,b]	72,602	5,570,751
FMC Technologies Inc.[a,b]	418,579	19,606,240
Frank’s International NV	60,785	1,010,855
Helmerich & Payne Inc.	171,970	11,594,217
Nabors Industries Ltd.	530,607	6,887,279
Oceaneering International Inc.	192,243	11,305,811
Oil States International Inc.[a]	83,723	4,094,055
Patterson-UTI Energy Inc.	257,234	4,267,512
Rowan Companies PLC Class A	221,547	5,166,476
RPC Inc.	109,135	1,423,120
Seadrill Ltd.[b]	630,019	7,522,427
Seventy Seven Energy Inc.[a]	66,754	361,139
Superior Energy Services Inc.	278,350	5,608,753
Tidewater Inc.	88,775	2,877,198
Unit Corp.[a]	88,396	3,014,304

		127,222,260
FOOD & STAPLES RETAILING — 1.08%
Kroger Co. (The)	906,811	58,226,334
Rite Aid Corp.[a]	1,736,219	13,056,367
Safeway Inc.	409,910	14,396,039

310

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2014

Security	Shares	Value

Sprouts Farmers Market Inc.[a,b]	174,646	$5,934,471
Whole Foods Market Inc.	654,168	32,983,151

		124,596,362
FOOD PRODUCTS — 2.39%
Bunge Ltd.	262,000	23,818,420
Campbell Soup Co.[b]	309,231	13,606,164
ConAgra Foods Inc.	749,536	27,193,166
Flowers Foods Inc.	306,276	5,877,436
Hain Celestial Group Inc.[a,b]	178,408	10,399,402
Hershey Co. (The)	266,090	27,654,734
Hormel Foods Corp.	238,154	12,407,823
Ingredion Inc.	132,340	11,227,726
J.M. Smucker Co. (The)	184,545	18,635,354
Keurig Green Mountain Inc.	251,694	33,323,027
McCormick & Co. Inc. NVS	232,271	17,257,735
Mead Johnson Nutrition Co. Class A	359,679	36,162,127
Pilgrim’s Pride Corp.[a,b]	112,786	3,698,253
Pinnacle Foods Inc.	96,972	3,423,112
Tyson Foods Inc. Class A	514,783	20,637,651
WhiteWave Foods Co. (The) Class Aa	308,802	10,804,982

		276,127,112
GAS UTILITIES — 0.44%
AGL Resources Inc.	212,276	11,571,165
Atmos Energy Corp.	178,772	9,964,751
National Fuel Gas Co.	149,536	10,397,238
Questar Corp.	311,793	7,882,127
UGI Corp.	307,262	11,669,811

		51,485,092
HEALTH CARE EQUIPMENT & SUPPLIES — 2.74%
Alere Inc.[a]	147,324	5,598,312
Align Technology Inc.[a,b]	145,600	8,140,496
Boston Scientific Corp.[a]	2,353,964	31,190,023
C.R. Bard Inc.	135,719	22,613,500
CareFusion Corp.[a]	368,964	21,894,324
Cooper Companies Inc. (The)	85,179	13,806,664
DENTSPLY International Inc.	252,375	13,444,016
Edwards Lifesciences Corp.[a]	187,748	23,915,340
Hill-Rom Holdings Inc.	102,133	4,659,307
Hologic Inc.[a]	426,744	11,411,135
IDEXX Laboratories Inc.[a,b]	84,870	12,583,675
Intuitive Surgical Inc.[a]	63,981	33,842,110
ResMed Inc.[b]	249,772	14,002,218
Sirona Dental Systems Inc.[a,b]	102,619	8,965,822
St. Jude Medical Inc.	505,832	32,894,255
Teleflex Inc.	73,636	8,454,886
Varian Medical Systems Inc.[a,b]	185,014	16,005,561
Zimmer Holdings Inc.	298,660	33,874,017

		317,295,661
HEALTH CARE PROVIDERS & SERVICES — 3.74%
AmerisourceBergen Corp.	401,921	36,237,197
Brookdale Senior Living Inc.[a]	305,637	11,207,709
Cardinal Health Inc.	605,435	48,876,768
Catamaran Corp.[a]	368,166	19,052,590
Centene Corp.[a,b]	102,670	10,662,280
Cigna Corp.	478,101	49,201,374

Security	Shares	Value

Community Health Systems Inc.[a,b]	205,171	$11,062,820
DaVita HealthCare Partners Inc.[a]	316,326	23,958,531
Envision Healthcare Holdings Inc.[a,b]	144,370	5,008,195
HCA Holdings Inc.[a]	580,947	42,635,700
Health Net Inc./CAa	142,992	7,654,362
Henry Schein Inc.[a,b]	151,932	20,685,542
Humana Inc.	275,466	39,565,182
Laboratory Corp. of America Holdings[a,b]	150,931	16,285,455
LifePoint Hospitals Inc.[a]	79,262	5,699,730
MEDNAX Inc.[a]	177,999	11,767,514
Omnicare Inc.	175,984	12,834,513
Patterson Companies Inc.	152,927	7,355,789
Premier Inc.[a,b]	57,407	1,924,857
Quest Diagnostics Inc.	257,161	17,245,217
Tenet Healthcare Corp.[a,b]	173,827	8,807,814
Universal Health Services Inc. Class B	158,151	17,595,880
VCA Inc.[a]	157,192	7,666,254

		432,991,273
HEALTH CARE TECHNOLOGY — 0.46%
Allscripts Healthcare Solutions Inc.[a]	320,256	4,089,669
athenahealth Inc.[a,b]	67,505	9,835,479
Cerner Corp.[a,b]	530,265	34,286,935
IMS Health Holdings Inc.[a,b]	133,163	3,414,299
Veeva Systems Inc.[a,b]	67,710	1,788,221

		53,414,603
HOTELS, RESTAURANTS & LEISURE — 2.40%
Aramark	74,987	2,335,845
Brinker International Inc.	115,817	6,797,300
Chipotle Mexican Grill Inc.[a,b]	55,318	37,865,724
Choice Hotels International Inc.	62,118	3,479,850
Darden Restaurants Inc.	235,466	13,805,372
Domino’s Pizza Inc.	99,021	9,324,808
Dunkin’ Brands Group Inc.	189,819	8,095,780
Hilton Worldwide Holdings Inc.[a]	241,119	6,290,795
Hyatt Hotels Corp. Class Aa	73,982	4,454,456
International Game Technology	439,709	7,584,980
Marriott International Inc./DE	394,280	30,765,668
MGM Resorts International[a]	663,776	14,191,531
Norwegian Cruise Line Holdings Ltd.[a,b]	160,639	7,511,480
Panera Bread Co. Class Aa,b	43,598	7,620,930
Restaurant Brands International Inc.[a]	381,937	14,910,819
Royal Caribbean Cruises Ltd.	295,561	24,363,093
SeaWorld Entertainment Inc.	121,201	2,169,498
Six Flags Entertainment Corp.	129,696	5,596,382
Starwood Hotels & Resorts Worldwide Inc.	317,813	25,765,100
Wendy’s Co. (The)	490,291	4,427,328
Wyndham Worldwide Corp.	226,574	19,430,986
Wynn Resorts Ltd.	144,231	21,455,804

		278,243,529
HOUSEHOLD DURABLES — 1.66%
D.R. Horton Inc.	573,424	14,501,893
Garmin Ltd.	217,370	11,483,657
GoPro Inc.[a,b]	36,339	2,297,351
Harman International Industries Inc.	121,209	12,934,212
Jarden Corp.[a,b]	346,203	16,576,200
Leggett & Platt Inc.	246,819	10,516,958
Lennar Corp. Class A	316,660	14,189,535
Mohawk Industries Inc.[a]	109,288	16,978,984

311

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2014

Security	Shares	Value

Newell Rubbermaid Inc.	492,470	$18,758,182
NVR Inc.[a,b]	7,464	9,519,063
PulteGroup Inc.	673,958	14,463,139
Taylor Morrison Home Corp. Class Aa	57,647	1,088,952
Tempur Sealy International Inc.[a,b]	108,321	5,947,906
Toll Brothers Inc.[a,b]	316,297	10,839,498
Tupperware Brands Corp.	89,828	5,659,164
Whirlpool Corp.	138,361	26,806,060

		192,560,754
HOUSEHOLD PRODUCTS — 0.52%
Church & Dwight Co. Inc.	241,898	19,063,981
Clorox Co. (The)	228,852	23,848,667
Energizer Holdings Inc.	109,765	14,111,388
Spectrum Brands Holdings Inc.	37,798	3,616,513

		60,640,549
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.43%
AES Corp. (The)	1,290,961	17,776,533
Calpine Corp.[a,b]	693,382	15,344,544
NRG Energy Inc.	600,238	16,176,414

		49,297,491
INDUSTRIAL CONGLOMERATES — 0.33%
Carlisle Companies Inc.	114,302	10,314,613
Roper Industries Inc.	177,592	27,766,509

		38,081,122
INSURANCE — 4.40%
Alleghany Corp.[a]	29,303	13,581,941
Allied World Assurance Co. Holdings Ltd.	175,460	6,653,443
American Financial Group Inc.	129,029	7,834,641
American National Insurance Co.	12,912	1,475,325
Aon PLC	527,982	50,068,533
Arch Capital Group Ltd.[a]	238,682	14,106,106
Arthur J. Gallagher & Co.	279,620	13,164,510
Aspen Insurance Holdings Ltd.	116,704	5,108,134
Assurant Inc.	127,533	8,727,083
Assured Guaranty Ltd.	301,095	7,825,459
Axis Capital Holdings Ltd.[b]	181,785	9,287,396
Brown & Brown Inc.	214,775	7,068,245
Cincinnati Financial Corp.	291,042	15,084,707
CNA Financial Corp.	47,035	1,820,725
Endurance Specialty Holdings Ltd.[b]	79,743	4,771,821
Erie Indemnity Co. Class A	43,716	3,968,101
Everest Re Group Ltd.	82,065	13,975,670
FNF Group	492,941	16,981,817
Genworth Financial Inc. Class Aa	885,840	7,529,640
Hanover Insurance Group Inc. (The)	78,584	5,604,611
Hartford Financial Services Group Inc. (The)	800,308	33,364,841
HCC Insurance Holdings Inc.	177,380	9,493,378
Lincoln National Corp.	469,397	27,070,125
Loews Corp.	579,598	24,354,708
Markel Corp.[a]	24,863	16,977,451
MBIA Inc.[a]	253,676	2,420,069
Mercury General Corp.	40,833	2,314,006
Old Republic International Corp.	463,849	6,786,111
PartnerRe Ltd.	90,109	10,284,140
Principal Financial Group Inc.	523,651	27,198,433

Security	Shares	Value

ProAssurance Corp.	105,863	$4,779,714
Progressive Corp. (The)	1,053,602	28,436,718
Protective Life Corp.	140,648	9,796,133
Reinsurance Group of America Inc.	123,231	10,797,500
RenaissanceRe Holdings Ltd.[b]	72,184	7,017,729
StanCorp Financial Group Inc.	77,960	5,446,286
Torchmark Corp.	234,443	12,699,777
Unum Group	458,155	15,980,446
Validus Holdings Ltd.	161,781	6,723,618
White Mountains Insurance Group Ltd.	11,008	6,936,251
WR Berkley Corp.	178,633	9,156,728
XL Group PLC	483,228	16,608,546

		509,280,616
INTERNET & CATALOG RETAIL — 0.98%
Expedia Inc.	180,072	15,370,946
Groupon Inc.[a,b]	858,941	7,094,853
Liberty Interactive Corp. Series Aa	873,527	25,699,164
Liberty TripAdvisor Holdings Inc. Class Aa	131,608	3,540,255
Liberty Ventures Series Aa	255,375	9,632,745
Netflix Inc.[a,b]	106,688	36,445,688
TripAdvisor Inc.[a,b]	198,242	14,800,748
zulily Inc.[a,b]	23,481	549,455

		113,133,854
INTERNET SOFTWARE & SERVICES — 1.60%
Akamai Technologies Inc.[a]	316,808	19,946,232
AOL Inc.[a]	142,509	6,579,640
CoStar Group Inc.[a,b]	57,365	10,533,935
Equinix Inc.	94,671	21,464,756
HomeAway Inc.[a]	167,163	4,978,114
IAC/InterActiveCorp	132,891	8,078,444
LinkedIn Corp. Class Aa,b	185,650	42,645,661
Pandora Media Inc.[a,b]	365,626	6,519,111
Rackspace Hosting Inc.[a]	208,796	9,773,741
Twitter Inc.[a]	917,124	32,897,238
VeriSign Inc.[a,b]	197,227	11,241,939
Yelp Inc.[a,b]	90,694	4,963,683
Zillow Inc. Class Aa,b	55,466	5,873,295

		185,495,789
IT SERVICES — 2.79%
Alliance Data Systems Corp.[a,b]	104,680	29,943,714
Amdocs Ltd.	284,751	13,285,058
Booz Allen Hamilton Holding Corp.	132,606	3,518,037
Broadridge Financial Solutions Inc.	215,333	9,944,078
Computer Sciences Corp.	257,845	16,257,127
CoreLogic Inc.[a]	163,831	5,175,421
DST Systems Inc.	53,956	5,079,957
Fidelity National Information Services Inc.	512,194	31,858,467
Fiserv Inc.[a]	443,551	31,478,815
FleetCor Technologies Inc.[a]	147,595	21,948,853
Gartner Inc.[a,b]	160,594	13,523,621
Genpact Ltd.[a]	285,268	5,400,123
Global Payments Inc.	121,679	9,823,146
Jack Henry & Associates Inc.	150,515	9,353,002
Leidos Holdings Inc.	114,636	4,988,959
Paychex Inc.	579,288	26,745,727
Sabre Corp.	80,847	1,638,769
Teradata Corp.[a,b]	280,702	12,261,063
Total System Services Inc.	299,117	10,158,013

312

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2014

Security	Shares	Value

Vantiv Inc. Class Aa,b	222,282	$7,539,805
VeriFone Systems Inc.[a,b]	198,437	7,381,856
Western Union Co.	959,190	17,179,093
Xerox Corp.	2,077,495	28,794,081

		323,276,785
LEISURE EQUIPMENT & PRODUCTS — 0.41%
Hasbro Inc.	205,993	11,327,555
Mattel Inc.	603,809	18,684,869
Polaris Industries Inc.	117,274	17,736,520

		47,748,944
LIFE SCIENCES TOOLS & SERVICES — 1.37%
Agilent Technologies Inc.	593,401	24,293,837
Bio-Rad Laboratories Inc. Class Aa	37,082	4,470,606
Bio-Techne Corp.	65,954	6,094,149
Bruker Corp.[a,b]	196,652	3,858,312
Charles River Laboratories International Inc.[a]	86,233	5,487,868
Covance Inc.[a]	102,201	10,612,552
Illumina Inc.[a]	248,084	45,791,345
Mettler-Toledo International Inc.[a,b]	52,012	15,731,549
PerkinElmer Inc.	202,057	8,835,952
QIAGEN NVa	416,608	9,773,624
Quintiles Transnational Holdings Inc.[a]	95,195	5,604,130
VWR Corp.[a],[b]	52,456	1,357,037
Waters Corp.[a]	150,908	17,010,350

		158,921,311
MACHINERY — 3.68%
AGCO Corp.	167,722	7,581,034
Allison Transmission Holdings Inc.	240,790	8,162,781
Colfax Corp.[a,b]	170,139	8,774,068
Crane Co.	86,831	5,096,980
Donaldson Co. Inc.	255,077	9,853,625
Dover Corp.	296,314	21,251,640
Flowserve Corp.	244,431	14,624,307
Graco Inc.	107,904	8,651,743
IDEX Corp.	143,821	11,195,027
Ingersoll-Rand PLC	481,166	30,501,113
ITT Corp.	163,256	6,605,338
Joy Global Inc.	178,697	8,312,984
Kennametal Inc.	139,990	5,010,242
Lincoln Electric Holdings Inc.	143,157	9,890,717
Manitowoc Co. Inc. (The)	240,603	5,317,326
Middleby Corp. (The)[a]	101,947	10,102,948
Navistar International Corp.[a,b]	97,801	3,274,378
Nordson Corp.	114,872	8,955,421
Oshkosh Corp.	138,709	6,748,193
PACCAR Inc.	631,235	42,930,292
Pall Corp.	195,380	19,774,410
Parker-Hannifin Corp.	265,057	34,179,100
Pentair PLC	344,520	22,883,018
Snap-on Inc.	103,660	14,174,468
SPX Corp.	72,890	6,262,709
Stanley Black & Decker Inc.	277,741	26,685,355
Terex Corp.	196,315	5,473,262
Timken Co. (The)	145,260	6,199,697
Toro Co. (The)	100,410	6,407,162
Trinity Industries Inc.	275,486	7,716,363
Valmont Industries Inc.[b]	43,615	5,539,105
WABCO Holdings Inc.[a]	100,864	10,568,530

Security	Shares	Value

Wabtec Corp./DE	171,669	$14,916,319
Xylem Inc.	327,112	12,453,154

		426,072,809
MARINE — 0.07%
Kirby Corp.[a]	101,669	8,208,755

		8,208,755
MEDIA — 2.34%
AMC Networks Inc. Class Aa	106,243	6,775,116
Cablevision NY Group Class Ab	348,106	7,184,908
Charter Communications Inc. Class Aa	141,220	23,530,076
Cinemark Holdings Inc.	205,404	7,308,274
Clear Channel Outdoor Holdings Inc. Class A	74,818	792,323
Discovery Communications Inc. Series Aa,b	408,530	14,073,859
Discovery Communications Inc. Series C NVS[a]	408,531	13,775,665
DISH Network Corp. Class Aa	379,557	27,665,910
DreamWorks Animation SKG Inc. Class Aa,b	133,919	2,990,411
Gannett Co. Inc.	403,672	12,889,247
Interpublic Group of Companies Inc. (The)	754,048	15,661,577
John Wiley & Sons Inc. Class A	78,709	4,662,721
Liberty Broadband Corp. Class Aa	42,387	2,123,165
Liberty Broadband Corp. Class Ca,[b]	84,400	4,204,808
Liberty Media Corp. Class Aa	169,163	5,966,379
Liberty Media Corp. Class Ca	337,788	11,832,714
Lions Gate Entertainment Corp.	143,614	4,598,520
Live Nation Entertainment Inc.[a]	257,980	6,735,858
Madison Square Garden Inc. Class Aa	109,941	8,274,160
Morningstar Inc.	34,323	2,221,041
News Corp. Class A NVS[a]	885,249	13,889,557
Omnicom Group Inc.	459,943	35,631,784
Regal Entertainment Group Class Ab	147,549	3,151,647
Scripps Networks Interactive Inc. Class A	188,057	14,155,050
Sirius XM Holdings Inc.[a,b]	4,614,253	16,149,885
Starz[a,b]	166,946	4,958,296

		271,202,951
METALS & MINING — 1.14%
Alcoa Inc.	2,086,301	32,942,693
Allegheny Technologies Inc.	193,290	6,720,693
Carpenter Technology Corp.	94,861	4,671,904
Cliffs Natural Resources Inc.[b]	273,503	1,952,811
Compass Minerals International Inc.	59,772	5,190,003
Newmont Mining Corp.	887,304	16,770,046
Nucor Corp.	566,779	27,800,510
Reliance Steel & Aluminum Co.	138,697	8,497,965
Royal Gold Inc.	115,077	7,215,328
Steel Dynamics Inc.	428,306	8,454,761
Tahoe Resources Inc.	149,921	2,079,404
TimkenSteel Corp.	72,959	2,701,672
United States Steel Corp.	257,227	6,878,250

		131,876,040
MULTI-UTILITIES — 2.68%
Alliant Energy Corp.	197,454	13,114,895
Ameren Corp.	431,844	19,920,964
CenterPoint Energy Inc.	764,874	17,920,998
CMS Energy Corp.	479,648	16,667,768
Consolidated Edison Inc.	521,259	34,408,307

313

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2014

Security	Shares	Value

DTE Energy Co.	315,038	$27,209,832
Integrys Energy Group Inc.	142,019	11,056,179
MDU Resources Group Inc.	342,004	8,037,094
NiSource Inc.	560,399	23,772,125
Public Service Enterprise Group Inc.	900,390	37,285,150
SCANA Corp.[b]	252,016	15,221,766
Sempra Energy	436,770	48,638,707
TECO Energy Inc.	416,081	8,525,500
Vectren Corp.	146,814	6,787,211
Wisconsin Energy Corp.	401,377	21,168,623

		309,735,119
MULTILINE RETAIL — 1.53%
Big Lots Inc.	95,697	3,829,794
Dillard’s Inc.	43,012	5,384,242
Dollar General Corp.[a]	551,650	39,001,655
Dollar Tree Inc.[a]	368,080	25,905,470
Family Dollar Stores Inc.	170,277	13,487,641
J.C. Penney Co. Inc.[a,b]	542,251	3,513,787
Kohl’s Corp.	371,185	22,657,132
Macy’s Inc.	643,886	42,335,505
Nordstrom Inc.	246,750	19,589,483
Sears Holdings Corp.[a,b]	47,731	1,574,168

		177,278,877
OIL, GAS & CONSUMABLE FUELS — 3.26%
Antero Resources Corp.[a,b]	94,765	3,845,564
Cabot Oil & Gas Corp.	742,678	21,990,696
Cheniere Energy Inc.[a]	423,388	29,806,515
Chesapeake Energy Corp.	937,402	18,344,957
Cimarex Energy Co.	154,905	16,419,930
Cobalt International Energy Inc.[a]	626,179	5,566,731
Concho Resources Inc.[a]	200,588	20,008,653
CONSOL Energy Inc.	409,210	13,835,390
Continental Resources Inc.[a,b]	153,565	5,890,753
CVR Energy Inc.	27,736	1,073,661
Denbury Resources Inc.	627,899	5,104,819
Energen Corp.	129,878	8,281,021
EP Energy Corp. Class Aa,b	58,601	611,794
EQT Corp.	270,083	20,445,283
Golar LNG Ltd.[b]	90,290	3,292,876
Gulfport Energy Corp.[a]	152,514	6,365,934
HollyFrontier Corp.	353,634	13,254,202
Kosmos Energy Ltd.[a,b]	188,952	1,585,307
Laredo Petroleum Inc.[a,b]	138,229	1,430,670
Memorial Resource Development Corp.[a]	89,284	1,609,791
Murphy Oil Corp.	319,386	16,135,381
Newfield Exploration Co.[a]	243,204	6,595,693
Noble Energy Inc.	642,004	30,450,250
Oasis Petroleum Inc.[a,b]	180,015	2,977,448
ONEOK Inc.	369,967	18,420,657
PBF Energy Inc.	123,109	3,279,624
Peabody Energy Corp.	481,979	3,730,518
QEP Resources Inc.	321,466	6,500,043
Range Resources Corp.	291,675	15,590,029
SandRidge Energy Inc.[a,b]	881,056	1,603,522
SM Energy Co.	119,021	4,591,830
Southwestern Energy Co.[a,b]	628,398	17,148,981
Targa Resources Corp.	67,300	7,137,165
Teekay Corp.	80,966	4,120,360
Tesoro Corp.	230,175	17,113,511
Ultra Petroleum Corp.[a,b]	271,772	3,576,520

Security	Shares	Value

Whiting Petroleum Corp.[a]	295,299	$9,744,867
World Fuel Services Corp.	128,323	6,022,198
WPX Energy Inc.[a]	359,867	4,185,253

		377,688,397
PAPER & FOREST PRODUCTS — 0.40%
Domtar Corp.	114,441	4,602,817
International Paper Co.	770,924	41,306,108

		45,908,925
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.	775,575	7,282,649
Coty Inc. Class A	116,859	2,414,307
Herbalife Ltd.[b]	135,365	5,103,261
Nu Skin Enterprises Inc. Class Ab	104,999	4,588,456

		19,388,673
PHARMACEUTICALS — 1.78%
Endo International PLC[a]	271,004	19,544,809
Hospira Inc.[a]	297,488	18,221,140
Jazz Pharmaceuticals PLC[a]	105,706	17,307,243
Mallinckrodt PLC[a]	201,308	19,935,531
Mylan Inc./PAa,b	665,119	37,492,758
Perrigo Co. PLC	250,536	41,879,598
Salix Pharmaceuticals Ltd.[a,b]	112,754	12,959,945
Zoetis Inc.	891,644	38,367,441

		205,708,465
PROFESSIONAL SERVICES — 1.02%
Dun & Bradstreet Corp. (The)	65,899	7,971,143
Equifax Inc.	217,193	17,564,398
IHS Inc. Class Aa	121,124	13,793,601
Manpowergroup Inc.	141,731	9,661,802
Nielsen NV	501,567	22,435,092
Robert Half International Inc.	244,713	14,286,345
Towers Watson & Co. Class A	115,593	13,081,660
Verisk Analytics Inc. Class Aa,b	296,148	18,968,279

		117,762,320
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.48%
Alexandria Real Estate Equities Inc.	127,262	11,293,230
American Campus Communities Inc.	186,757	7,724,270
American Capital Agency Corp.[b]	627,926	13,707,625
American Homes 4 Rent Class A	265,997	4,529,929
American Realty Capital Properties Inc.	1,616,150	14,626,158
Annaly Capital Management Inc.	1,686,368	18,229,638
Apartment Investment and Management Co. Class A	259,446	9,638,419
AvalonBay Communities Inc.	230,657	37,687,047
BioMed Realty Trust Inc.[b]	342,700	7,381,758
Boston Properties Inc.	272,367	35,050,909
Brandywine Realty Trust	319,828	5,110,851
Brixmor Property Group Inc.	95,958	2,383,597
Camden Property Trust	151,988	11,222,794
CBL & Associates Properties Inc.[b]	296,905	5,765,895
Chimera Investment Corp.	1,831,646	5,824,634
Columbia Property Trust Inc.	223,204	5,658,221
Corporate Office Properties Trust	166,588	4,726,102
Corrections Corp. of America[b]	207,150	7,527,831

314

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2014

Security	Shares	Value

Crown Castle International Corp.	596,808	$46,968,790
DDR Corp.[b]	537,648	9,871,217
Digital Realty Trust Inc.[b]	240,896	15,971,405
Douglas Emmett Inc.	255,783	7,264,237
Duke Realty Corp.[b]	585,299	11,823,040
Equity Commonwealth	230,089	5,906,385
Equity Lifestyle Properties, Inc.	148,335	7,646,669
Essex Property Trust Inc.[b]	111,258	22,985,903
Extra Space Storage Inc.	206,372	12,101,654
Federal Realty Investment Trust[b]	119,730	15,979,166
Gaming and Leisure Properties Inc.	150,463	4,414,584
General Growth Properties Inc.	1,009,061	28,384,886
HCP Inc.[b]	815,440	35,903,823
Health Care REIT Inc.	580,444	43,922,197
Healthcare Trust of America Inc. Class Ab	210,412	5,668,499
Home Properties Inc.	101,705	6,671,848
Hospitality Properties Trust	263,871	8,180,001
Host Hotels & Resorts Inc.[b]	1,347,118	32,020,995
Iron Mountain Inc.[b]	330,155	12,763,792
Kilroy Realty Corp.	146,004	10,084,496
Kimco Realty Corp.	730,596	18,367,183
Lamar Advertising Co.	136,748	7,335,163
Liberty Property Trust[b]	262,890	9,892,551
Macerich Co. (The)[b]	281,107	23,447,135
MFA Financial Inc.[b]	653,555	5,221,904
Mid-America Apartment Communities Inc.	133,830	9,994,424
National Retail Properties Inc.[b]	234,390	9,227,934
NorthStar Realty Finance Corp.	386,169	6,788,851
Omega Healthcare Investors Inc.[b]	224,365	8,765,941
Outfront Media Inc.	236,963	6,360,084
Paramount Group Inc.[a]	269,156	5,003,610
Piedmont Office Realty Trust Inc. Class A	274,943	5,179,926
Plum Creek Timber Co. Inc.[b]	315,214	13,488,007
Post Properties Inc.	96,890	5,694,225
Prologis Inc.	889,284	38,265,891
Rayonier Inc.	225,143	6,290,495
Realty Income Corp.[b]	394,119	18,803,418
Regency Centers Corp.	163,992	10,459,410
Retail Properties of America Inc. Class A	422,228	7,046,985
Senior Housing Properties Trust	362,902	8,023,763
SL Green Realty Corp.[b]	169,864	20,217,213
Spirit Realty Capital Inc.	709,835	8,439,938
Starwood Property Trust Inc.[b]	395,033	9,180,567
Tanger Factory Outlet Centers Inc.[b]	162,053	5,989,479
Taubman Centers Inc.	111,154	8,494,389
Two Harbors Investment Corp.	651,677	6,529,804
UDR Inc.	447,521	13,792,597
Ventas Inc.	499,146	35,788,768
Vornado Realty Trust	333,535	39,260,405
Washington Prime Group Inc.[b]	276,707	4,764,895
Weingarten Realty Investors[b]	217,476	7,594,262
Weyerhaeuser Co.	936,463	33,609,657
WP Carey Inc.	176,581	12,378,328

		982,319,697
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.48%
CBRE Group Inc. Class Aa	498,624	17,077,872
Forest City Enterprises Inc. Class Aa	293,082	6,242,646
Howard Hughes Corp. (The)[a]	70,711	9,222,129
Jones Lang LaSalle Inc.	79,322	11,892,747
Realogy Holdings Corp.[a]	259,534	11,546,668

		55,982,062

Security	Shares	Value

ROAD & RAIL — 0.95%
AMERCO	13,034	$3,705,045
Avis Budget Group Inc.[a]	187,602	12,443,641
Con-way Inc.	101,781	5,005,589
Genesee & Wyoming Inc. Class Aa	92,714	8,336,843
Hertz Global Holdings Inc.[a,b]	796,811	19,872,466
J.B. Hunt Transport Services Inc.	163,773	13,797,875
Kansas City Southern Industries Inc.	196,353	23,960,957
Landstar System Inc.	80,177	5,815,238
Old Dominion Freight Line Inc.[a]	111,969	8,693,273
Ryder System Inc.	94,671	8,790,202

		110,421,129
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.59%
Advanced Micro Devices Inc.[a,b]	1,104,783	2,949,771
Altera Corp.	557,522	20,594,863
Analog Devices Inc.	559,078	31,040,011
Applied Materials Inc.	2,166,520	53,989,678
Atmel Corp.[a]	749,445	6,291,591
Avago Technologies Ltd.	444,612	44,723,521
Broadcom Corp.	951,951	41,248,037
Cree Inc.[a,b]	217,723	7,015,035
First Solar Inc.[a]	130,659	5,826,738
Freescale Semiconductor Ltd.[a,b]	187,244	4,724,166
KLA-Tencor Corp.	295,135	20,753,893
Lam Research Corp.	288,549	22,893,478
Linear Technology Corp.	421,021	19,198,558
Marvell Technology Group Ltd.	723,929	10,496,970
Maxim Integrated Products Inc.	503,189	16,036,633
Microchip Technology Inc.[b]	356,484	16,080,993
NVIDIA Corp.	993,051	19,910,673
ON Semiconductor Corp.[a]	785,028	7,952,334
Skyworks Solutions Inc.	337,419	24,533,735
SunEdison Inc.[a,b]	476,631	9,299,071
SunPower Corp.[a,b]	81,564	2,106,798
Teradyne Inc.	365,503	7,233,304
Xilinx Inc.	477,513	20,671,538

		415,571,389
SOFTWARE — 3.13%
Activision Blizzard Inc.	881,729	17,766,839
ANSYS Inc.[a]	164,932	13,524,424
Autodesk Inc.[a]	404,853	24,315,471
CA Inc.	569,367	17,337,225
Cadence Design Systems Inc.[a,b]	516,665	9,801,135
Citrix Systems Inc.[a]	291,640	18,606,632
Electronic Arts Inc.[a]	559,794	26,318,715
FactSet Research Systems Inc.	75,525	10,630,144
FireEye Inc.[a,b]	153,244	4,839,446
Fortinet Inc.[a]	244,336	7,491,342
Informatica Corp.[a]	195,452	7,453,562
Intuit Inc.	505,222	46,576,416
NetSuite Inc.[a,b]	74,065	8,085,676
Nuance Communications Inc.[a,b]	466,798	6,661,207
PTC Inc.[a]	211,538	7,752,868
Red Hat Inc.[a,b]	336,984	23,299,074
Rovi Corp.[a]	169,192	3,822,047
ServiceNow Inc.[a]	256,401	17,396,808
SolarWinds Inc.[a]	117,234	5,841,770
Solera Holdings Inc.	122,431	6,266,019

315

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2014

Security	Shares	Value

Splunk Inc.[a,b]	210,418	$12,404,141
Symantec Corp.	1,231,003	31,581,382
Synopsys Inc.[a]	274,938	11,951,555
Tableau Software Inc. Class Aa,b	67,827	5,749,017
Workday Inc. Class Aa,b	166,694	13,603,897
Zynga Inc. Class Aa,b	1,286,111	3,421,055

		362,497,867
SPECIALTY RETAIL — 4.14%
Aaron’s Inc.	115,510	3,531,141
Abercrombie & Fitch Co. Class A	129,803	3,717,558
Advance Auto Parts Inc.	129,846	20,681,871
Ascena Retail Group Inc.[a]	232,472	2,919,848
AutoNation Inc.[a]	122,434	7,396,238
AutoZone Inc.[a]	58,042	35,934,383
Bed Bath & Beyond Inc.[a,b]	329,679	25,111,649
Best Buy Co. Inc.	511,119	19,923,419
Cabela’s Inc.[a,b]	88,976	4,689,925
CarMax Inc.[a,b]	392,320	26,120,666
Chico’s FAS Inc.	273,574	4,434,635
CST Brands Inc.	134,627	5,871,083
Dick’s Sporting Goods Inc.	171,891	8,534,388
DSW Inc. Class A	133,830	4,991,859
Foot Locker Inc.	259,537	14,580,789
GameStop Corp. Class Ab	192,643	6,511,333
Gap Inc. (The)	446,440	18,799,588
GNC Holdings Inc. Class A	162,332	7,623,111
L Brands Inc.	432,570	37,438,933
Michaels Companies Inc. (The)[a,b]	49,380	1,221,167
Murphy USA Inc.[a,b]	83,422	5,744,439
O’Reilly Automotive Inc.[a,b]	188,785	36,363,767
Penske Automotive Group Inc.	75,926	3,725,689
PetSmart Inc.	176,577	14,354,827
Ross Stores Inc.	378,031	35,633,202
Sally Beauty Holdings Inc.[a]	288,192	8,859,022
Signet Jewelers Ltd.	142,984	18,812,405
Staples Inc.	1,150,841	20,853,239
Tiffany & Co.	200,752	21,452,359
Tractor Supply Co.	246,492	19,428,499
Ulta Salon, Cosmetics & Fragrance Inc.[a]	114,478	14,634,868
Urban Outfitters Inc.[a,b]	191,025	6,710,708
Williams-Sonoma Inc.	167,540	12,679,427

		479,286,035
TEXTILES, APPAREL & LUXURY GOODS — 1.74%
Carter’s Inc.	95,582	8,345,264
Coach Inc.	487,975	18,328,341
Deckers Outdoor Corp.[a,b]	61,794	5,625,726
Fossil Group Inc.[a,b]	83,185	9,211,907
Hanesbrands Inc.	177,227	19,782,078
Kate Spade & Co.[a]	225,733	7,225,713
Michael Kors Holdings Ltd.[a,b]	363,581	27,304,933
PVH Corp.	146,437	18,768,830
Ralph Lauren Corp.	105,095	19,459,390
Under Armour Inc. Class Aa,b	307,884	20,905,324
VF Corp.	613,960	45,985,604

		200,943,110
THRIFTS & MORTGAGE FINANCE — 0.31%
Hudson City Bancorp Inc.	943,647	9,549,708
Nationstar Mortgage Holdings Inc.[a,b]	37,329	1,052,304

Security	Shares	Value

New York Community Bancorp Inc.[b]	787,897	$12,606,352
Ocwen Financial Corp.[a,b]	177,659	2,682,651
People’s United Financial Inc.	552,126	8,381,273
TFS Financial Corp.	133,957	1,993,950

		36,266,238
TOBACCO — 0.35%
Lorillard Inc.	645,202	40,609,014

		40,609,014
TRADING COMPANIES & DISTRIBUTORS — 0.93%
Air Lease Corp.	181,820	6,238,244
Fastenal Co.	528,177	25,120,098
GATX Corp.	82,085	4,723,171
HD Supply Holdings Inc.[a]	188,734	5,565,766
MRC Global Inc.[a,b]	181,413	2,748,407
MSC Industrial Direct Co. Inc. Class A	84,428	6,859,775
NOW Inc.[a,b]	191,561	4,928,865
United Rentals Inc.[a]	173,125	17,660,481
Veritiv Corp.[a]	14,761	765,653
W.W. Grainger Inc.	103,745	26,443,563
WESCO International Inc.[a,b]	79,121	6,029,811

		107,083,834
WATER UTILITIES — 0.22%
American Water Works Co. Inc.	318,626	16,982,766
Aqua America Inc.	315,191	8,415,599

		25,398,365
WIRELESS TELECOMMUNICATION SERVICES — 0.26%
SBA Communications Corp. Class Aa	229,238	25,390,401
Telephone & Data Systems Inc.	153,719	3,881,405
United States Cellular Corp.[a]	23,684	943,333

		30,215,139

TOTAL COMMON STOCKS (Cost: $8,250,667,302)		11,552,389,833

RIGHTS — 0.00%

MEDIA — 0.00%
Liberty Broadband Corp.[a]	25,146	238,887

		238,887

TOTAL RIGHTS (Cost: $0)		238,887

SHORT-TERM INVESTMENTS — 5.71%

MONEY MARKET FUNDS — 5.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	613,176,936	613,176,936

316

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	37,376,930	$37,376,930
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	10,394,700	10,394,700

		660,948,566

TOTAL SHORT-TERM INVESTMENTS
(Cost: $660,948,566)		660,948,566

TOTAL INVESTMENTS IN SECURITIES — 105.49%
(Cost: $8,911,615,868)		12,213,577,286
Other Assets, Less Liabilities — (5.49)%		(636,051,320)

NET ASSETS — 100.00%		$11,577,525,966

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	59	Mar. 2015	Chicago Mercantile	$6,054,580	$93,326
E-mini S&P MidCap 400	107	Mar. 2015	Chicago Mercantile	15,500,020	273,076

Net Unrealized Appreciation					$366,402

See accompanying notes to schedules of investments.

317

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.28%
B/E Aerospace Inc.[a]	180,520	$10,473,770
Hexcel Corp.[a,b]	167,740	6,959,533
Huntington Ingalls Industries Inc.	71,180	8,004,903
KLX Inc.[a,b]	90,484	3,732,465
Rockwell Collins Inc.	204,961	17,315,105
Spirit AeroSystems Holdings Inc. Class Aa	192,420	8,281,757
TransDigm Group Inc.	90,763	17,821,315
Triumph Group Inc.	20,917	1,406,041

		73,994,889
AIR FREIGHT & LOGISTICS — 0.59%
C.H. Robinson Worldwide Inc.	254,553	19,063,474
Expeditors International of Washington Inc.	338,502	15,100,574

		34,164,048
AIRLINES — 1.99%
Alaska Air Group Inc.	215,444	12,874,934
Copa Holdings SA Class A	44,977	4,661,416
Southwest Airlines Co.	1,055,910	44,686,111
Spirit Airlines Inc.[a]	124,767	9,429,890
United Continental Holdings Inc.[a]	640,509	42,843,647

		114,495,998
AUTO COMPONENTS — 0.89%
BorgWarner Inc.	392,074	21,544,466
Gentex Corp.	147,214	5,318,842
Goodyear Tire & Rubber Co. (The)	472,177	13,490,097
Lear Corp.	111,701	10,955,634
		51,309,039
AUTOMOBILES — 1.13%
Harley-Davidson Inc.	374,482	24,682,109
Tesla Motors Inc.[a,b]	162,984	36,249,271
Thor Industries Inc.	78,786	4,401,774

		65,333,154
BEVERAGES — 2.05%
Brown-Forman Corp.	263,851	23,176,672
Coca-Cola Enterprises Inc.	431,192	19,067,310
Constellation Brands Inc.[a]	256,423	25,173,046
Dr Pepper Snapple Group Inc.	336,769	24,139,602
Monster Beverage Corp.[a]	245,528	26,602,959

		118,159,589
BIOTECHNOLOGY — 2.99%
Alkermes PLC[a]	212,166	12,424,441
Alnylam Pharmaceuticals Inc.[a,b]	96,623	9,372,431
BioMarin Pharmaceutical Inc.[a,b]	250,252	22,622,781
Cubist Pharmaceuticals Inc.[a]	122,439	12,323,485
Incyte Corp.[a,b]	248,025	18,133,108

Security	Shares	Value

Intercept Pharmaceuticals Inc.[a,b]	21,460	$3,347,760
Medivation Inc.[a]	131,241	13,072,916
Myriad Genetics Inc.[a,b]	112,442	3,829,774
Pharmacyclics Inc.[a,b]	104,395	12,763,333
Seattle Genetics Inc.[a,b]	173,743	5,582,363
United Therapeutics Corp.[a,b]	82,276	10,653,919
Vertex Pharmaceuticals Inc.[a]	405,041	48,118,871

		172,245,182
BUILDING PRODUCTS — 0.86%
A.O. Smith Corp.	58,609	3,306,134
Allegion PLC	165,565	9,182,235
Armstrong World Industries Inc.[a]	77,552	3,964,458
Fortune Brands Home & Security Inc.	118,887	5,382,014
Lennox International Inc.	84,295	8,013,926
Masco Corp.	611,484	15,409,397
USG Corp.[a,b]	159,418	4,462,110

		49,720,274
CAPITAL MARKETS — 2.53%
Affiliated Managers Group Inc.[a]	94,807	20,121,838
Ameriprise Financial Inc.	113,976	15,073,326
Artisan Partners Asset Management Inc.	47,238	2,386,936
Eaton Vance Corp. NVS	206,382	8,447,215
Federated Investors Inc. Class B	118,411	3,899,274
Invesco Ltd.	113,384	4,480,936
Lazard Ltd. Class A	211,894	10,601,057
Legg Mason Inc.	69,726	3,721,277
LPL Financial Holdings Inc.	150,252	6,693,726
NorthStar Asset Management Group Inc.	67,941	1,533,428
SEI Investments Co.	213,473	8,547,459
T. Rowe Price Group Inc.	450,559	38,684,996
TD Ameritrade Holding Corp.	403,387	14,433,187
Waddell & Reed Financial Inc. Class A	146,189	7,283,136

		145,907,791
CHEMICALS — 3.08%
Airgas Inc.	127,416	14,675,775
Albemarle Corp.	55,488	3,336,493
Axalta Coating Systems Ltd.[a]	57,144	1,486,887
Cabot Corp.	7,276	319,125
Celanese Corp. Series A	23,169	1,389,213
Cytec Industries Inc.	14,774	682,116
Eastman Chemical Co.	234,476	17,787,349
FMC Corp.	228,385	13,024,797
Huntsman Corp.	243,187	5,539,800
International Flavors & Fragrances Inc.	139,417	14,131,307
NewMarket Corp.	15,468	6,241,802
Platform Specialty Products Corp.[a,b]	163,839	3,804,342
Rayonier Advanced Materials Inc.	8,516	189,907
Rockwood Holdings Inc.	8,148	642,062
RPM International Inc.	211,849	10,742,863
Scotts Miracle-Gro Co. (The) Class A	76,703	4,780,131
Sherwin-Williams Co. (The)	147,657	38,839,697
Sigma-Aldrich Corp.	93,759	12,870,298
Valspar Corp. (The)	145,109	12,549,026
W.R. Grace & Co.[a,b]	112,800	10,759,992
Westlake Chemical Corp.	60,056	3,668,821

		177,461,803

318

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2014

Security	Shares	Value

COMMERCIAL BANKS — 0.19%
Signature Bank[a]	80,000	$10,076,800
SVB Financial Group[a]	7,504	870,989

		10,947,789
COMMERCIAL SERVICES & SUPPLIES — 1.52%
Cintas Corp.	138,036	10,827,544
Clean Harbors Inc.[a,b]	76,614	3,681,303
Copart Inc.[a,b]	193,293	7,053,262
Covanta Holding Corp.	75,088	1,652,687
KAR Auction Services Inc.	96,370	3,339,220
Pitney Bowes Inc.	158,550	3,863,863
R.R. Donnelley & Sons Co.	33,516	563,236
Rollins Inc.	109,206	3,614,719
Stericycle Inc.[a]	145,246	19,038,846
Tyco International PLC	640,129	28,076,058
Waste Connections Inc.	129,296	5,687,731

		87,398,469
COMMUNICATIONS EQUIPMENT — 0.97%
Arista Networks Inc.[a,b]	7,818	475,022
ARRIS Group Inc.[a]	216,146	6,525,448
CommScope Holding Co. Inc.[a]	107,301	2,449,682
EchoStar Corp. Class Aa	18,129	951,772
F5 Networks Inc.[a]	129,867	16,943,098
Harris Corp.	37,486	2,692,244
Juniper Networks Inc.	161,053	3,594,703
Motorola Solutions Inc.	76,989	5,164,422
Palo Alto Networks Inc.[a,b]	93,947	11,515,084
Riverbed Technology Inc.[a]	274,798	5,608,627

		55,920,102
COMPUTERS & PERIPHERALS — 0.71%
3D Systems Corp.[a,b]	188,560	6,197,967
Diebold Inc.	110,541	3,829,140
NCR Corp.[a,b]	27,324	796,221
NetApp Inc.	192,997	7,999,726
SanDisk Corp.	184,274	18,055,167
Stratasys Ltd.[a,b]	47,973	3,987,036

		40,865,257
CONSTRUCTION & ENGINEERING — 0.34%
Chicago Bridge & Iron Co. NV	169,035	7,096,089
Fluor Corp.	166,775	10,111,568
Quanta Services Inc.[a]	88,773	2,520,266

		19,727,923
CONSTRUCTION MATERIALS — 0.32%
Eagle Materials Inc.	85,844	6,526,719
Martin Marietta Materials Inc.	105,960	11,689,507

		18,216,226
CONSUMER FINANCE — 0.30%
Ally Financial Inc.[a]	415,017	9,802,702
Santander Consumer USA Holdings Inc.	10,080	197,669
SLM Corp.	247,473	2,521,750

Security	Shares	Value

Synchrony Financial[a]	159,278	$4,738,520

		17,260,641
CONTAINERS & PACKAGING — 1.22%
AptarGroup Inc.	25,619	1,712,374
Avery Dennison Corp.	56,723	2,942,789
Ball Corp.	239,089	16,298,697
Crown Holdings Inc.[a]	237,711	12,099,490
Owens-Illinois Inc.[a]	169,846	4,584,144
Packaging Corp. of America	168,619	13,160,713
Sealed Air Corp.	370,318	15,712,593
Silgan Holdings Inc.	74,689	4,003,330

		70,514,130
DISTRIBUTORS — 0.71%
Genuine Parts Co.	246,557	26,275,580
LKQ Corp.[a]	517,702	14,557,780

		40,833,360
DIVERSIFIED CONSUMER SERVICES — 0.41%
H&R Block Inc.	470,282	15,839,098
Service Corp. International	285,505	6,480,963
ServiceMaster Global Holdings Inc.[a]	47,169	1,262,714

		23,582,775
DIVERSIFIED FINANCIAL SERVICES — 1.86%
CBOE Holdings Inc.	147,471	9,352,611
Intercontinental Exchange Inc.	83,738	18,362,906
Leucadia National Corp.	103,928	2,330,066
McGraw Hill Financial Inc.	466,789	41,534,885
Moody’s Corp.	324,221	31,063,614
MSCI Inc. Class Ab	88,609	4,203,611
Restaurant Brands International LPa,b	3,649	137,182

		106,984,875
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.55%
Level 3 Communications Inc.[a]	474,467	23,429,181
Windstream Holdings Inc.	967,533	7,972,472
Zayo Group Holdings Inc.[a]	14,878	454,820

		31,856,473
ELECTRIC UTILITIES — 0.18%
ITC Holdings Corp.	255,218	10,318,464

		10,318,464
ELECTRICAL EQUIPMENT — 1.12%
Acuity Brands Inc.	74,110	10,380,588
AMETEK Inc.	420,677	22,140,230
Hubbell Inc. Class B	16,379	1,749,768
Rockwell Automation Inc.	237,423	26,401,438
Solarcity Corp.[a,b]	72,741	3,890,189

		64,562,213
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.24%
Amphenol Corp. Class A	538,952	29,001,007

319

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2014

Security	Shares	Value

Avnet Inc.	48,445	$2,084,104
CDW Corp./DE	148,787	5,232,839
FLIR Systems Inc.	169,723	5,483,750
IPG Photonics Corp.[a,b]	57,013	4,271,414
Keysight Technologies Inc.[a]	41,461	1,400,138
National Instruments Corp.	170,243	5,292,855
Trimble Navigation Ltd.[a]	447,429	11,874,765
Zebra Technologies Corp. Class Aa	86,444	6,691,630

		71,332,502
ENERGY EQUIPMENT & SERVICES — 1.25%
Atwood Oceanics Inc.[a]	23,889	677,731
Cameron International Corp.[a]	223,782	11,177,911
Dresser-Rand Group Inc.[a]	131,185	10,730,933
Dril-Quip Inc.[a]	69,895	5,363,043
FMC Technologies Inc.[a]	403,333	18,892,118
Frank’s International NV	7,487	124,509
Helmerich & Payne Inc.	112,194	7,564,119
Nabors Industries Ltd.	50,313	653,063
Oceaneering International Inc.	185,237	10,893,788
Patterson-UTI Energy Inc.	126,503	2,098,685
RPC Inc.	106,406	1,387,534
Seadrill Ltd.[b]	179,267	2,140,448
Seventy Seven Energy Inc.[a]	14,671	79,370
Superior Energy Services Inc.	18,332	369,390
Unit Corp.[a,b]	5,440	185,504

		72,338,146
FOOD & STAPLES RETAILING — 1.46%
Kroger Co. (The)	873,805	56,107,019
Rite Aid Corp.[a]	1,117,722	8,405,270
Sprouts Farmers Market Inc.[a,b]	167,301	5,684,888
Whole Foods Market Inc.	274,227	13,826,525

		84,023,702
FOOD PRODUCTS — 2.77%
Campbell Soup Co.	198,163	8,719,172
Flowers Foods Inc.	294,191	5,645,525
Hain Celestial Group Inc.[a,b]	157,372	9,173,214
Hershey Co. (The)	256,397	26,647,340
Hormel Foods Corp.	229,477	11,955,752
Ingredion Inc.	19,339	1,640,721
Keurig Green Mountain Inc.	242,527	32,109,362
McCormick & Co. Inc. NVS	223,808	16,628,934
Mead Johnson Nutrition Co. Class A	346,577	34,844,852
Pilgrim’s Pride Corp.[a,b]	14,545	476,931
Tyson Foods Inc. Class A	30,137	1,208,192
WhiteWave Foods Co. (The) Class Aa,b	298,225	10,434,893

		159,484,888
HEALTH CARE EQUIPMENT & SUPPLIES — 3.00%
Align Technology Inc.[a,b]	140,022	7,828,630
Boston Scientific Corp.[a]	215,836	2,859,827
C.R. Bard Inc.	130,778	21,790,230
Cooper Companies Inc. (The)	60,823	9,858,800
DENTSPLY International Inc.	75,569	4,025,561
Edwards Lifesciences Corp.[a]	180,912	23,044,571
Hill-Rom Holdings Inc.	6,644	303,099
Hologic Inc.[a,b]	133,393	3,566,929

Security	Shares	Value

IDEXX Laboratories Inc.[a,b]	81,778	$12,125,224
Intuitive Surgical Inc.[a]	57,092	30,198,242
ResMed Inc.[b]	240,676	13,492,297
Sirona Dental Systems Inc.[a,b]	60,784	5,310,698
St. Jude Medical Inc.	313,907	20,413,372
Varian Medical Systems Inc.[a,b]	178,277	15,422,743
Zimmer Holdings Inc.	21,687	2,459,740

		172,699,963
HEALTH CARE PROVIDERS & SERVICES — 2.55%
AmerisourceBergen Corp.	387,287	34,917,796
Brookdale Senior Living Inc.[a,b]	294,492	10,799,022
Cardinal Health Inc.	47,246	3,814,169
Catamaran Corp.[a]	354,753	18,358,468
Centene Corp.[a]	98,928	10,273,673
Cigna Corp.	35,923	3,696,836
DaVita HealthCare Partners Inc.[a]	105,790	8,012,534
Envision Healthcare Holdings Inc.[a,b]	138,901	4,818,476
HCA Holdings Inc.[a]	53,306	3,912,127
Henry Schein Inc.[a]	146,393	19,931,407
Laboratory Corp. of America Holdings[a,b]	57,703	6,226,154
MEDNAX Inc.[a,b]	112,574	7,442,267
Patterson Companies Inc.	12,927	621,789
Premier Inc.[a]	55,281	1,853,572
Tenet Healthcare Corp.[a]	167,357	8,479,979
Universal Health Services Inc. Class B	33,620	3,740,561

		146,898,830
HEALTH CARE TECHNOLOGY — 0.85%
Allscripts Healthcare Solutions Inc.[a,b]	114,110	1,457,185
athenahealth Inc.[a,b]	64,910	9,457,387
Cerner Corp.[a]	510,954	33,038,286
IMS Health Holdings Inc.[a,b]	128,346	3,290,791
Veeva Systems Inc.[a,b]	65,344	1,725,735

		48,969,384
HOTELS, RESTAURANTS & LEISURE — 3.16%
Aramark	66,707	2,077,923
Brinker International Inc.	111,214	6,527,150
Chipotle Mexican Grill Inc.[a]	53,303	36,486,436
Choice Hotels International Inc.	4,190	234,724
Domino’s Pizza Inc.	95,414	8,985,136
Dunkin’ Brands Group Inc.	182,412	7,779,872
Hilton Worldwide Holdings Inc.[a]	231,584	6,042,026
Hyatt Hotels Corp. Class Aa	3,972	239,154
Marriott International Inc./DE	332,064	25,910,954
MGM Resorts International[a]	54,073	1,156,081
Norwegian Cruise Line Holdings Ltd.[a,b]	143,868	6,727,268
Panera Bread Co. Class Aa,b	42,078	7,355,234
Restaurant Brands International Inc.[a]	367,817	14,359,576
SeaWorld Entertainment Inc.	116,893	2,092,385
Six Flags Entertainment Corp.	124,771	5,383,869
Starwood Hotels & Resorts Worldwide Inc.	137,516	11,148,422
Wyndham Worldwide Corp.	218,329	18,723,895
Wynn Resorts Ltd.	138,976	20,674,070

		181,904,175
HOUSEHOLD DURABLES — 1.03%
D.R. Horton Inc.	50,581	1,279,194

320

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2014

Security	Shares	Value

GoPro Inc.[a,b]	23,011	$1,454,755
Harman International Industries Inc.	116,793	12,462,981
Jarden Corp.[a]	101,497	4,859,676
Leggett & Platt Inc.	117,335	4,999,644
Lennar Corp. Class A	18,611	833,959
Newell Rubbermaid Inc.	281,427	10,719,555
NVR Inc.[a]	7,195	9,175,999
Tempur Sealy International Inc.[a,b]	104,068	5,714,374
Tupperware Brands Corp.	86,739	5,464,557
Whirlpool Corp.	12,221	2,367,697

		59,332,391
HOUSEHOLD PRODUCTS — 0.71%
Church & Dwight Co. Inc.	233,088	18,369,665
Clorox Co. (The)	182,815	19,051,151
Spectrum Brands Holdings Inc.	36,399	3,482,657

		40,903,473
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.04%
Calpine Corp.[a,b]	94,959	2,101,443

		2,101,443
INDUSTRIAL CONGLOMERATES — 0.21%
Roper Industries Inc.	77,529	12,121,659

		12,121,659
INSURANCE — 1.00%
American Financial Group Inc.	20,507	1,245,185
Aon PLC	390,735	37,053,400
Arthur J. Gallagher & Co.	254,614	11,987,227
Brown & Brown Inc.	11,933	392,715
Erie Indemnity Co. Class A	41,891	3,802,446
Reinsurance Group of America Inc.	32,986	2,890,234

		57,371,207
INTERNET & CATALOG RETAIL — 1.68%
Expedia Inc.	173,509	14,810,728
Groupon Inc.[a,b]	823,916	6,805,546
Liberty Interactive Corp. Series Aa	420,901	12,382,908
Liberty TripAdvisor Holdings Inc. Class Aa,b	126,077	3,391,471
Liberty Ventures Series Aa	246,069	9,281,723
Netflix Inc.[a,b]	102,803	35,118,533
TripAdvisor Inc.[a,b]	191,023	14,261,777
zulily Inc.[a,b]	22,610	529,074

		96,581,760
INTERNET SOFTWARE & SERVICES — 2.91%
Akamai Technologies Inc.[a]	305,266	19,219,547
CoStar Group Inc.[a,b]	55,380	10,169,430
Equinix Inc.	91,227	20,683,898
HomeAway Inc.[a]	148,030	4,408,333
IAC/InterActiveCorp	52,449	3,188,375
LinkedIn Corp. Class Aa,b	178,892	41,093,281
Pandora Media Inc.[a,b]	352,419	6,283,631
Rackspace Hosting Inc.[a,b]	201,183	9,417,376
Twitter Inc.[a,b]	883,733	31,699,503
VeriSign Inc.[a,b]	190,443	10,855,251

Security	Shares	Value

Yelp Inc.[a,b]	87,432	$4,785,153
Zillow Inc. Class Aa,b	53,318	5,645,843

		167,449,621
IT SERVICES — 3.58%
Alliance Data Systems Corp.[a]	100,867	28,853,005
Booz Allen Hamilton Holding Corp.	119,389	3,167,390
Broadridge Financial Solutions Inc.	206,966	9,557,690
Computer Sciences Corp.	15,095	951,740
DST Systems Inc.	42,090	3,962,773
Fidelity National Information Services Inc.	61,242	3,809,252
Fiserv Inc.[a]	427,402	30,332,720
FleetCor Technologies Inc.[a]	142,225	21,150,280
Gartner Inc.[a]	154,740	13,030,655
Genpact Ltd.[a]	29,832	564,720
Global Payments Inc.	116,938	9,440,405
Jack Henry & Associates Inc.	145,023	9,011,729
Paychex Inc.	497,356	22,962,926
Sabre Corp.	77,217	1,565,189
Teradata Corp.[a,b]	213,414	9,321,924
Total System Services Inc.	222,284	7,548,765
Vantiv Inc. Class Aa	213,674	7,247,822
VeriFone Systems Inc.[a,b]	191,205	7,112,826
Western Union Co.	924,256	16,553,425

		206,145,236
LEISURE EQUIPMENT & PRODUCTS — 0.57%
Hasbro Inc.	167,325	9,201,202
Mattel Inc.	210,997	6,529,302
Polaris Industries Inc.	112,997	17,089,666

		32,820,170
LIFE SCIENCES TOOLS & SERVICES — 1.77%
Agilent Technologies Inc.	82,473	3,376,445
Bio-Techne Corp.	30,911	2,856,176
Bruker Corp.[a]	188,634	3,700,999
Charles River Laboratories International Inc.[a]	39,449	2,510,534
Covance Inc.[a]	89,122	9,254,429
Illumina Inc.[a]	239,049	44,123,664
Mettler-Toledo International Inc.[a]	50,117	15,158,388
PerkinElmer Inc.	36,567	1,599,075
Quintiles Transnational Holdings Inc.[a]	43,383	2,553,957
VWR Corp.[a]	26,963	697,533
Waters Corp.[a]	145,414	16,391,066

		102,222,266
MACHINERY — 4.03%
Allison Transmission Holdings Inc.	231,587	7,850,799
Colfax Corp.[a,b]	163,531	8,433,294
Crane Co.	30,577	1,794,870
Donaldson Co. Inc.	223,934	8,650,570
Dover Corp.	210,719	15,112,767
Flowserve Corp.	235,534	14,091,999
Graco Inc.	103,969	8,336,234
IDEX Corp.	127,626	9,934,408
Ingersoll-Rand PLC	39,467	2,501,813
ITT Corp.	35,624	1,441,347
Lincoln Electric Holdings Inc.	46,964	3,244,743
Manitowoc Co. Inc. (The)	231,233	5,110,249

321

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2014

Security	Shares	Value

Middleby Corp. (The)[a]	98,224	$9,733,998
Navistar International Corp.[a,b]	15,133	506,653
Nordson Corp.	110,373	8,604,679
PACCAR Inc.	557,169	37,893,064
Pall Corp.	188,261	19,053,896
Parker-Hannifin Corp.	136,140	17,555,253
Pentair PLC	22,743	1,510,590
Snap-on Inc.	14,049	1,921,060
Stanley Black & Decker Inc.	30,006	2,882,977
Timken Co. (The)	9,031	385,443
Toro Co. (The)	96,907	6,183,636
Trinity Industries Inc.	203,936	5,712,247
Valmont Industries Inc.[b]	2,744	348,488
WABCO Holdings Inc.[a]	97,189	10,183,464
Wabtec Corp./DE	165,414	14,372,823
Xylem Inc.	228,533	8,700,251

		232,051,615
MARINE — 0.14%
Kirby Corp.[a]	97,741	7,891,608

		7,891,608
MEDIA — 3.18%
AMC Networks Inc. Class Aa,b	102,172	6,515,508
Cablevision NY Group Class A	336,007	6,935,185
Charter Communications Inc. Class Aa	136,077	22,673,150
Cinemark Holdings Inc.	197,914	7,041,780
Clear Channel Outdoor Holdings Inc. Class A	33,159	351,154
Discovery Communications Inc. Series Aa,b	393,641	13,560,932
Discovery Communications Inc. Series C NVS[a]	393,642	13,273,608
DISH Network Corp. Class Aa	268,093	19,541,299
Interpublic Group of Companies Inc. (The)	726,580	15,091,067
Lions Gate Entertainment Corp.	137,907	4,415,782
Live Nation Entertainment Inc.[a]	125,912	3,287,562
Morningstar Inc.	33,206	2,148,760
Omnicom Group Inc.	443,200	34,334,704
Regal Entertainment Group Class A	35,684	762,210
Scripps Networks Interactive Inc. Class A	181,207	13,639,451
Sirius XM Holdings Inc.[a,b]	4,446,175	15,561,613
Starz[a,b]	140,481	4,172,286

		183,306,051
METALS & MINING — 0.10%
Carpenter Technology Corp.	5,696	280,528
Compass Minerals International Inc.	57,670	5,007,486
Tahoe Resources Inc.	22,627	313,836
TimkenSteel Corp.	4,589	169,931

		5,771,781
MULTILINE RETAIL — 2.14%
Big Lots Inc.	27,276	1,091,585
Dillard’s Inc.	27,967	3,500,909
Dollar General Corp.[a]	404,528	28,600,130
Dollar Tree Inc.[a]	354,673	24,961,886
Family Dollar Stores Inc.	154,721	12,255,450
Kohl’s Corp.	19,643	1,199,009
Macy’s Inc.	478,992	31,493,724
Nordstrom Inc.	237,760	18,875,766

Security	Shares	Value

Sears Holdings Corp.[a,b]	35,550	$1,172,439

		123,150,898
OIL, GAS & CONSUMABLE FUELS — 3.69%
Antero Resources Corp.[a,b]	91,240	3,702,519
Cabot Oil & Gas Corp.	715,632	21,189,863
Cheniere Energy Inc.[a]	407,976	28,721,510
Chesapeake Energy Corp.	207,524	4,061,245
Cimarex Energy Co.	17,979	1,905,774
Cobalt International Energy Inc.[a,b]	547,968	4,871,436
Concho Resources Inc.[a]	193,278	19,279,480
Continental Resources Inc.[a,b]	147,805	5,669,800
CVR Energy Inc.	10,953	423,991
EQT Corp.	235,789	17,849,227
Gulfport Energy Corp.[a]	118,791	4,958,336
HollyFrontier Corp.	62,371	2,337,665
Kosmos Energy Ltd.[a,b]	180,035	1,510,494
Laredo Petroleum Inc.[a,b]	117,060	1,211,571
Memorial Resource Development Corp.[a]	46,651	841,118
Noble Energy Inc.	441,098	20,921,278
Oasis Petroleum Inc.[a]	174,112	2,879,812
ONEOK Inc.	188,963	9,408,468
PBF Energy Inc.	37,115	988,744
QEP Resources Inc.	39,118	790,966
Range Resources Corp.	281,053	15,022,283
Rice Energy Inc.[a,b]	73,077	1,532,425
SM Energy Co.	114,935	4,434,192
Southwestern Energy Co.[a,b]	605,516	16,524,532
Targa Resources Corp.	64,741	6,865,783
Teekay Corp.	36,057	1,834,941
Tesoro Corp.	95,386	7,091,949
Ultra Petroleum Corp.[a,b]	79,028	1,040,008
Whiting Petroleum Corp.[a]	101,780	3,358,740
World Fuel Services Corp.	27,181	1,275,604

		212,503,754
PAPER & FOREST PRODUCTS — 0.11%
International Paper Co.	115,381	6,182,114

		6,182,114
PERSONAL PRODUCTS — 0.24%
Avon Products Inc.	303,473	2,849,611
Coty Inc. Class A	88,248	1,823,204
Herbalife Ltd.[b]	130,827	4,932,178
Nu Skin Enterprises Inc. Class A	100,950	4,411,515

		14,016,508
PHARMACEUTICALS — 2.50%
Endo International PLC[a]	261,129	18,832,623
Jazz Pharmaceuticals PLC[a]	101,855	16,676,719
Mallinckrodt PLC[a]	140,449	13,908,664
Mylan Inc./PAa,b	640,907	36,127,928
Perrigo Co. PLC	54,568	9,121,587
Salix Pharmaceuticals Ltd.[a,b]	108,751	12,499,840
Zoetis Inc.	859,185	36,970,731

		144,138,092

322

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2014

Security	Shares	Value

PROFESSIONAL SERVICES — 1.27%
Dun & Bradstreet Corp. (The)	22,629	$2,737,204
Equifax Inc.	111,982	9,055,984
IHS Inc. Class Aa	116,711	13,291,049
Nielsen NV	361,039	16,149,274
Robert Half International Inc.	235,794	13,765,654
Verisk Analytics Inc. Class Aa,b	285,359	18,277,244

		73,276,409
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.06%
Apartment Investment and Management Co. Class A	141,660	5,262,669
Boston Properties Inc.	31,432	4,044,984
Columbia Property Trust Inc.	32,128	814,445
Crown Castle International Corp.	572,411	45,048,746
Equity Lifestyle Properties, Inc.	103,365	5,328,466
Extra Space Storage Inc.	198,852	11,660,681
Federal Realty Investment Trust[b]	76,614	10,224,904
Gaming and Leisure Properties Inc.	24,224	710,732
Health Care REIT Inc.[b]	297,006	22,474,444
Healthcare Trust of America Inc. Class A	24,437	658,333
Iron Mountain Inc.[b]	283,455	10,958,370
Lamar Advertising Co.	129,008	6,919,989
NorthStar Realty Finance Corp.	79,143	1,391,334
Omega Healthcare Investors Inc.	70,893	2,769,790
Outfront Media Inc.	16,382	439,686
Paramount Group Inc.[a]	13,190	245,202
Plum Creek Timber Co. Inc.[b]	146,136	6,253,159
Rayonier Inc.	25,632	716,158
Tanger Factory Outlet Centers Inc.	97,389	3,599,497
Taubman Centers Inc.	100,681	7,694,042
Ventas Inc.[b]	236,830	16,980,711
Vornado Realty Trust[b]	72,329	8,513,847
Weyerhaeuser Co.[b]	95,083	3,412,529

		176,122,718
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.50%
CBRE Group Inc. Class Aa	480,464	16,455,892
Howard Hughes Corp. (The)[a]	32,444	4,231,347
Jones Lang LaSalle Inc.	20,441	3,064,719
Realogy Holdings Corp.[a]	108,358	4,820,847

		28,572,805
ROAD & RAIL — 1.42%
AMERCO	7,080	2,012,561
Avis Budget Group Inc.[a]	180,767	11,990,275
Genesee & Wyoming Inc. Class Aa	41,324	3,715,854
Hertz Global Holdings Inc.[a]	767,788	19,148,633
J.B. Hunt Transport Services Inc.	157,810	13,295,493
Kansas City Southern Industries Inc.	146,066	17,824,434
Landstar System Inc.	76,963	5,582,126
Old Dominion Freight Line Inc.[a]	107,883	8,376,036

		81,945,412
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.21%
Advanced Micro Devices Inc.[a,b]	1,057,356	2,823,141
Altera Corp.	200,958	7,423,389
Analog Devices Inc.	245,681	13,640,209
Applied Materials Inc.	1,394,582	34,752,983

Security	Shares	Value

Atmel Corp.[a]	720,930	$6,052,207
Avago Technologies Ltd.	428,427	43,095,472
Cree Inc.[a,b]	114,393	3,685,743
Freescale Semiconductor Ltd.[a,b]	166,346	4,196,910
KLA-Tencor Corp.	259,365	18,238,547
Lam Research Corp.	73,877	5,861,401
Linear Technology Corp.	405,684	18,499,190
Maxim Integrated Products Inc.	445,107	14,185,560
Microchip Technology Inc.	343,502	15,495,375
NVIDIA Corp.	157,133	3,150,517
ON Semiconductor Corp.[a]	387,638	3,926,773
Skyworks Solutions Inc.	325,137	23,640,711
SunEdison Inc.[a,b]	147,173	2,871,345
SunPower Corp.[a,b]	7,292	188,352
Teradyne Inc.	38,489	761,697
Xilinx Inc.	460,117	19,918,465

		242,407,987
SOFTWARE — 4.29%
Activision Blizzard Inc.	560,785	11,299,818
ANSYS Inc.[a]	36,750	3,013,500
Autodesk Inc.[a,b]	307,806	18,486,828
Cadence Design Systems Inc.[a,b]	496,564	9,419,819
Citrix Systems Inc.[a]	254,332	16,226,382
Electronic Arts Inc.[a]	413,198	19,426,504
FactSet Research Systems Inc.	72,621	10,221,406
FireEye Inc.[a,b]	119,013	3,758,430
Fortinet Inc.[a]	234,784	7,198,477
Informatica Corp.[a]	169,184	6,451,832
Intuit Inc.	486,827	44,880,581
NetSuite Inc.[a,b]	71,160	7,768,537
PTC Inc.[a]	203,467	7,457,066
Red Hat Inc.[a,b]	324,716	22,450,864
ServiceNow Inc.[a,b]	247,063	16,763,225
SolarWinds Inc.[a]	112,571	5,609,413
Solera Holdings Inc.	118,190	6,048,964
Splunk Inc.[a,b]	202,749	11,952,054
Tableau Software Inc. Class Aa,b	65,270	5,532,285
Workday Inc. Class Aa,b	160,623	13,108,443

		247,074,428
SPECIALTY RETAIL — 5.60%
Aaron’s Inc.	20,040	612,623
Abercrombie & Fitch Co. Class A	18,050	516,952
Advance Auto Parts Inc.	125,114	19,928,158
AutoNation Inc.[a,b]	118,242	7,142,999
AutoZone Inc.[a]	55,926	34,624,346
Bed Bath & Beyond Inc.[a]	134,394	10,236,791
Best Buy Co. Inc.	147,135	5,735,322
Cabela’s Inc.[a,b]	9,852	519,299
CarMax Inc.[a,b]	260,479	17,342,692
Chico’s FAS Inc.	115,954	1,879,614
CST Brands Inc.	110,511	4,819,385
Dick’s Sporting Goods Inc.	28,865	1,433,147
Foot Locker Inc.	36,524	2,051,918
GameStop Corp. Class Ab	9,533	322,215
Gap Inc. (The)	430,182	18,114,964
GNC Holdings Inc. Class A	155,906	7,321,346
L Brands Inc.	148,817	12,880,111
Michaels Companies Inc. (The)[a,b]	30,147	745,535
Murphy USA Inc.[a,b]	37,473	2,580,391
O’Reilly Automotive Inc.[a,b]	181,912	35,039,890

323

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2014

Security	Shares	Value

Penske Automotive Group Inc.	32,302	$1,585,059
PetSmart Inc.	170,150	13,832,344
Ross Stores Inc.	364,268	34,335,902
Sally Beauty Holdings Inc.[a]	205,423	6,314,703
Signet Jewelers Ltd.	94,518	12,435,733
Tiffany & Co.	193,444	20,671,426
Tractor Supply Co.	237,511	18,720,617
Ulta Salon, Cosmetics & Fragrance Inc.[a]	110,303	14,101,136
Urban Outfitters Inc.[a,b]	132,361	4,649,842
Williams-Sonoma Inc.	161,437	12,217,552

		322,712,012
TEXTILES, APPAREL & LUXURY GOODS — 3.24%
Carter’s Inc.	92,100	8,041,251
Coach Inc.	470,199	17,660,674
Deckers Outdoor Corp.[a,b]	59,272	5,396,123
Fossil Group Inc.[a]	79,878	8,845,690
Hanesbrands Inc.	170,771	19,061,459
Kate Spade & Co.[a]	217,378	6,958,270
Michael Kors Holdings Ltd.[a,b]	350,343	26,310,759
PVH Corp.	123,607	15,842,709
Ralph Lauren Corp.	76,160	14,101,785
Under Armour Inc. Class Aa	296,673	20,144,097
VF Corp.	591,611	44,311,664

		186,674,481
THRIFTS & MORTGAGE FINANCE — 0.06%
Nationstar Mortgage Holdings Inc.[a,b]	32,979	929,678
Ocwen Financial Corp.[a,b]	170,294	2,571,439

		3,501,117
TOBACCO — 0.68%
Lorillard Inc.	621,708	39,130,301

		39,130,301
TRADING COMPANIES & DISTRIBUTORS — 1.40%
Air Lease Corp.	11,266	386,536
Fastenal Co.	508,948	24,205,567
HD Supply Holdings Inc.[a]	181,697	5,358,245
MRC Global Inc.[a]	79,898	1,210,455
MSC Industrial Direct Co. Inc. Class A	81,199	6,597,419
NOW Inc.[a,b]	15,743	405,067
United Rentals Inc.[a,b]	166,819	17,017,206
Veritiv Corp.[a,b]	2,229	115,618
W.W. Grainger Inc.	99,968	25,480,844

		80,776,957
WIRELESS TELECOMMUNICATION SERVICES — 0.42%
SBA Communications Corp. Class Aa	220,896	24,466,441

		24,466,441

TOTAL COMMON STOCKS (Cost: $4,353,630,523)		5,752,154,769

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.97%

MONEY MARKET FUNDS — 6.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	372,874,797	$372,874,797
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	22,729,027	22,729,027
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,662,791	5,662,791

		401,266,615

TOTAL SHORT-TERM INVESTMENTS (Cost: $401,266,615)		401,266,615

TOTAL INVESTMENTS IN SECURITIES — 106.82% (Cost: $4,754,897,138)		6,153,421,384
Other Assets, Less Liabilities — (6.82)%		(392,947,467)

NET ASSETS — 100.00%		$5,760,473,917

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	12	Mar. 2015	Chicago Mercantile	$1,231,440	$37,874
E-mini S&P MidCap 400	38	Mar. 2015	Chicago Mercantile	5,504,680	191,270

Net Unrealized Appreciation					$229,144

See accompanying notes to schedules of investments.

324

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.66%

AEROSPACE & DEFENSE — 1.12%
Alliant Techsystems Inc.	70,036	$8,141,685
Exelis Inc.	416,761	7,305,820
Huntington Ingalls Industries Inc.	16,717	1,879,994
L-3 Communications Holdings Inc.	189,564	23,924,872
Rockwell Collins Inc.	35,023	2,958,743
Spirit AeroSystems Holdings Inc. Class Aa	18,366	790,473
Textron Inc.	613,629	25,839,917
Triumph Group Inc.	87,721	5,896,606
Vectrus Inc.[a]	23,211	635,981

		77,374,091
AIRLINES — 0.15%
Alaska Air Group Inc.	26,104	1,559,975
Copa Holdings SA Class A	15,705	1,627,666
Southwest Airlines Co.	167,314	7,080,729

		10,268,370
AUTO COMPONENTS — 0.63%
Gentex Corp.	131,766	4,760,706
Lear Corp.	35,479	3,479,780
TRW Automotive Holdings Corp.[a]	243,488	25,042,741
Visteon Corp.[a]	96,700	10,333,362

		43,616,589
BEVERAGES — 0.36%
Constellation Brands Inc.[a]	23,971	2,353,233
Molson Coors Brewing Co. Class B NVS	298,802	22,266,725

		24,619,958
BIOTECHNOLOGY — 0.09%
Alkermes PLC[a]	45,747	2,678,944
Alnylam Pharmaceuticals Inc.[a,b]	22,184	2,151,848
Cubist Pharmaceuticals Inc.[a]	8,620	867,603
Myriad Genetics Inc.[a,b]	20,017	681,779

		6,380,174
BUILDING PRODUCTS — 0.35%
A.O. Smith Corp.	91,015	5,134,156
Fortune Brands Home & Security Inc.	212,465	9,618,291
Owens Corning	258,877	9,270,385

		24,022,832
CAPITAL MARKETS — 2.27%
Ameriprise Financial Inc.	271,318	35,881,805
E*TRADE Financial Corp.[a]	634,301	15,384,971
Federated Investors Inc. Class B	54,707	1,801,502
Interactive Brokers Group Inc. Class A	118,596	3,458,259
Invesco Ltd.	805,621	31,838,142
Legg Mason Inc.	138,781	7,406,742
Northern Trust Corp.	519,850	35,037,890

Security	Shares	Value

NorthStar Asset Management Group Inc.	317,224	$7,159,746
Raymond James Financial Inc.	274,492	15,725,647
SEI Investments Co.	18,482	740,019
TD Ameritrade Holding Corp.	74,221	2,655,627

		157,090,350
CHEMICALS — 2.37%
Albemarle Corp.	103,709	6,236,022
Ashland Inc.	152,059	18,210,586
Axalta Coating Systems Ltd.[a]	53,502	1,392,122
Cabot Corp.	132,570	5,814,520
Celanese Corp. Series A	313,312	18,786,188
CF Industries Holdings Inc.	114,472	31,198,199
Cytec Industries Inc.	138,748	6,405,995
Eastman Chemical Co.	29,674	2,251,070
Huntsman Corp.	131,641	2,998,782
Mosaic Co. (The)	735,618	33,580,962
Rayonier Advanced Materials Inc.[b]	81,858	1,825,433
Rockwood Holdings Inc.	149,309	11,765,549
RPM International Inc.	21,358	1,083,064
Sigma-Aldrich Corp.	141,077	19,365,640
W.R. Grace & Co.[a,b]	23,252	2,218,008
Westlake Chemical Corp.	13,340	814,941

		163,947,081
COMMERCIAL BANKS — 5.78%
Associated Banc-Corp.	350,576	6,531,231
Bank of Hawaii Corp.[b]	97,685	5,793,697
BankUnited Inc.	223,479	6,474,187
BOK Financial Corp.	59,634	3,580,425
CIT Group Inc.	402,242	19,239,235
Citizens Financial Group Inc.	353,960	8,799,446
City National Corp.	104,642	8,456,120
Comerica Inc.	399,383	18,707,100
Commerce Bancshares Inc.	187,801	8,167,465
Cullen/Frost Bankers Inc.	116,411	8,223,273
East West Bancorp Inc.	315,233	12,202,669
Fifth Third Bancorp	1,869,662	38,094,363
First Horizon National Corp.	520,148	7,063,610
First Niagara Financial Group Inc.	781,518	6,588,197
First Republic Bank	302,524	15,767,551
Fulton Financial Corp.	415,477	5,135,296
Huntington Bancshares Inc.	1,819,723	19,143,486
KeyCorp	1,941,760	26,990,464
M&T Bank Corp.	289,048	36,310,210
PacWest Bancorp	223,196	10,146,490
Popular Inc.[a]	227,494	7,746,171
Regions Financial Corp.	3,031,451	32,012,122
Signature Bank[a]	8,091	1,019,142
SunTrust Banks Inc.	1,171,323	49,078,434
SVB Financial Group[a]	101,203	11,746,632
Synovus Financial Corp.	305,555	8,277,485
TCF Financial Corp.	366,354	5,821,365
Zions Bancorp	445,800	12,709,758

		399,825,624
COMMERCIAL SERVICES & SUPPLIES — 1.06%
ADT Corp. (The)[b]	383,060	13,878,264
Cintas Corp.	44,130	3,461,557
Clean Harbors Inc.[a,b]	35,216	1,692,129
Covanta Holding Corp.	139,976	3,080,871

325

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2014

Security	Shares	Value

KAR Auction Services Inc.	183,803	$6,368,774
Pitney Bowes Inc.	241,924	5,895,688
R.R. Donnelley & Sons Co.[b]	395,396	6,644,630
Republic Services Inc.	583,804	23,498,111
Tyco International PLC	99,372	4,358,456
Waste Connections Inc.	107,104	4,711,505

		73,589,985
COMMUNICATIONS EQUIPMENT — 1.08%
Arista Networks Inc.[a,b]	3,129	190,118
Brocade Communications Systems Inc.	956,775	11,328,216
EchoStar Corp. Class Aa	71,294	3,742,935
Harris Corp.	186,129	13,367,785
JDS Uniphase Corp.[a]	508,479	6,976,332
Juniper Networks Inc.	744,588	16,619,204
Motorola Solutions Inc.	339,839	22,796,400

		75,020,990
COMPUTERS & PERIPHERALS — 1.69%
Lexmark International Inc. Class A	136,061	5,615,238
NCR Corp.[a]	333,689	9,723,697
NetApp Inc.	437,845	18,148,675
SanDisk Corp.	261,071	25,579,737
Stratasys Ltd.[a]	46,908	3,898,524
Western Digital Corp.	489,352	54,171,266

		117,137,137
CONSTRUCTION & ENGINEERING — 0.68%
AECOM Technology Corp.[a]	329,487	10,006,520
Fluor Corp.	136,105	8,252,046
Jacobs Engineering Group Inc.[a]	290,770	12,994,511
KBR Inc.	323,628	5,485,495
Quanta Services Inc.[a]	355,719	10,098,863

		46,837,435
CONSTRUCTION MATERIALS — 0.27%
Vulcan Materials Co.	287,545	18,900,333

		18,900,333
CONSUMER FINANCE — 0.49%
Ally Financial Inc.[a]	62,182	1,468,739
Navient Corp.	929,315	20,082,497
Santander Consumer USA Holdings Inc.	179,502	3,520,034
SLM Corp.	613,492	6,251,483
Synchrony Financial[a]	78,233	2,327,432

		33,650,185
CONTAINERS & PACKAGING — 1.12%
AptarGroup Inc.	111,235	7,434,947
Avery Dennison Corp.	136,684	7,091,166
Bemis Co. Inc.	221,719	10,023,916
Greif Inc. Class A	69,815	3,297,362
MeadWestvaco Corp.	369,030	16,381,242
Owens-Illinois Inc.[a]	144,552	3,901,459
Rock-Tenn Co. Class A	315,556	19,242,605
Sonoco Products Co.	224,363	9,804,663

		77,177,360

Security	Shares	Value

DISTRIBUTORS — 0.03%
Genuine Parts Co.	21,603	$2,302,232

		2,302,232
DIVERSIFIED CONSUMER SERVICES — 0.34%
Apollo Education Group Inc.[a]	213,115	7,269,353
DeVry Education Group Inc.	139,597	6,626,670
Graham Holdings Co. Class B	7,653	6,609,973
Service Corp. International	104,706	2,376,826
ServiceMaster Global Holdings Inc.[a]	29,937	801,413

		23,684,235
DIVERSIFIED FINANCIAL SERVICES — 1.19%
FNFV Group[a,b]	203,449	3,202,287
Intercontinental Exchange Inc.	145,817	31,976,210
Leucadia National Corp.	677,366	15,186,546
MSCI Inc. Class A	142,917	6,779,983
NASDAQ OMX Group Inc. (The)	256,840	12,318,046
Voya Financial Inc.	300,310	12,727,138

		82,190,210
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.24%
Frontier Communications Corp.	2,203,395	14,696,645
Windstream Holdings Inc.[b]	84,686	697,812
Zayo Group Holdings Inc.[a]	34,056	1,041,092

		16,435,549
ELECTRIC UTILITIES — 4.68%
Edison International	716,219	46,898,020
Entergy Corp.	394,330	34,495,988
FirstEnergy Corp.	923,076	35,990,733
Great Plains Energy Inc.	338,642	9,620,819
Hawaiian Electric Industries Inc.[b]	223,105	7,469,555
ITC Holdings Corp.	19,165	774,841
Northeast Utilities	694,619	37,176,009
OGE Energy Corp.	437,778	15,532,364
Pepco Holdings Inc.	551,846	14,861,213
Pinnacle West Capital Corp.	242,602	16,572,143
PPL Corp.	1,460,482	53,059,311
Westar Energy Inc.	283,370	11,686,179
Xcel Energy Inc.	1,103,464	39,636,427

		323,773,602
ELECTRICAL EQUIPMENT — 0.38%
Babcock & Wilcox Co. (The)	242,468	7,346,780
Hubbell Inc. Class B	109,150	11,660,495
Regal Beloit Corp.	99,217	7,461,118

		26,468,393
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.10%
Arrow Electronics Inc.[a]	219,042	12,680,341
Avnet Inc.	242,497	10,432,221
AVX Corp.	102,857	1,439,998
Dolby Laboratories Inc. Class A	105,120	4,532,774
FLIR Systems Inc.	93,093	3,007,835
Ingram Micro Inc. Class Aa	341,192	9,430,547

326

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2014

Security	Shares	Value

Jabil Circuit Inc.	446,883	$9,755,456
Keysight Technologies Inc.[a]	313,725	10,594,493
Knowles Corp.[a,b]	186,973	4,403,214
Tech Data Corp.[a,b]	83,941	5,307,590
Vishay Intertechnology Inc.[b]	297,129	4,204,375

		75,788,844
ENERGY EQUIPMENT & SERVICES — 0.93%
Atwood Oceanics Inc.[a]	110,282	3,128,700
Cameron International Corp.[a]	162,052	8,094,497
Diamond Offshore Drilling Inc.[b]	147,342	5,408,925
Frank’s International NV	65,071	1,082,131
Helmerich & Payne Inc.	68,617	4,626,158
Nabors Industries Ltd.	589,202	7,647,842
Oil States International Inc.[a]	103,203	5,046,627
Patterson-UTI Energy Inc.	154,992	2,571,317
Rowan Companies PLC Class A	273,426	6,376,294
Seadrill Ltd.	545,918	6,518,261
Seventy Seven Energy Inc.[a]	63,845	345,402
Superior Energy Services Inc.	320,886	6,465,853
Tidewater Inc.	109,177	3,538,427
Unit Corp.[a]	101,953	3,476,597

		64,327,031
FOOD & STAPLES RETAILING — 0.67%
Rite Aid Corp.[a]	709,888	5,338,358
Safeway Inc.	506,281	17,780,589
Whole Foods Market Inc.	456,542	23,018,847

		46,137,794
FOOD PRODUCTS — 1.97%
Bunge Ltd.	323,619	29,420,203
Campbell Soup Co.	127,962	5,630,328
ConAgra Foods Inc.	925,816	33,588,605
Hain Celestial Group Inc.[a,b]	18,412	1,073,235
Ingredion Inc.	139,242	11,813,291
J.M. Smucker Co. (The)	227,945	23,017,886
Pilgrim’s Pride Corp.[a,b]	120,791	3,960,737
Pinnacle Foods Inc.	119,659	4,223,963
Tyson Foods Inc. Class A	597,059	23,936,095

		136,664,343
GAS UTILITIES — 0.92%
AGL Resources Inc.	262,178	14,291,323
Atmos Energy Corp.	220,247	12,276,568
National Fuel Gas Co.	184,680	12,840,801
Questar Corp.	385,051	9,734,089
UGI Corp.	379,483	14,412,764

		63,555,545
HEALTH CARE EQUIPMENT & SUPPLIES — 2.46%
Alere Inc.[a]	181,588	6,900,344
Boston Scientific Corp.[a]	2,631,391	34,865,931
CareFusion Corp.[a]	455,734	27,043,256
Cooper Companies Inc. (The)	27,229	4,413,549
DENTSPLY International Inc.	214,771	11,440,851
Hill-Rom Holdings Inc.	117,386	5,355,149
Hologic Inc.[a,b]	357,081	9,548,346

Security	Shares	Value

Intuitive Surgical Inc.[a]	5,849	$3,093,770
Sirona Dental Systems Inc.[a]	48,673	4,252,560
St. Jude Medical Inc.	222,444	14,465,533
Teleflex Inc.	90,939	10,441,616
Zimmer Holdings Inc.	341,245	38,704,008

		170,524,913
HEALTH CARE PROVIDERS & SERVICES — 5.01%
Cardinal Health Inc.	687,269	55,483,226
Cigna Corp.	544,498	56,034,289
Community Health Systems Inc.[a]	253,399	13,663,274
DaVita HealthCare Partners Inc.[a]	255,145	19,324,682
HCA Holdings Inc.[a]	649,425	47,661,301
Health Net Inc./CAa,b	176,326	9,438,731
Humana Inc.	340,252	48,870,395
Laboratory Corp. of America Holdings[a]	112,603	12,149,864
LifePoint Hospitals Inc.[a]	97,789	7,032,007
MEDNAX Inc.[a]	75,985	5,023,368
Omnicare Inc.	217,695	15,876,496
Patterson Companies Inc.	172,060	8,276,086
Quest Diagnostics Inc.	317,622	21,299,731
Universal Health Services Inc. Class B	152,171	16,930,546
VCA Inc.[a]	194,128	9,467,623

		346,531,619
HEALTH CARE TECHNOLOGY — 0.05%
Allscripts Healthcare Solutions Inc.[a,b]	246,644	3,149,644

		3,149,644
HOTELS, RESTAURANTS & LEISURE — 1.60%
Aramark	7,002	218,113
Choice Hotels International Inc.	71,312	3,994,898
Darden Restaurants Inc.	290,822	17,050,894
Hyatt Hotels Corp. Class Aa	86,174	5,188,537
International Game Technology	543,021	9,367,112
Marriott International Inc./DE	61,338	4,786,204
MGM Resorts International[a]	750,149	16,038,186
Norwegian Cruise Line Holdings Ltd.[a]	14,124	660,438
Royal Caribbean Cruises Ltd.	365,075	30,093,132
Starwood Hotels & Resorts Worldwide Inc.	216,304	17,535,765
Wendy’s Co. (The)	604,535	5,458,951

		110,392,230
HOUSEHOLD DURABLES — 2.34%
D.R. Horton Inc.	643,084	16,263,594
Garmin Ltd.	268,463	14,182,900
GoPro Inc.[a,b]	15,742	995,209
Jarden Corp.[a]	295,254	14,136,762
Leggett & Platt Inc.	154,259	6,572,976
Lennar Corp. Class A	367,258	16,456,831
Mohawk Industries Inc.[a]	134,984	20,971,114
Newell Rubbermaid Inc.	247,584	9,430,475
PulteGroup Inc.	832,412	17,863,561
Taylor Morrison Home Corp. Class Aa,b	70,885	1,339,018
Toll Brothers Inc.[a]	390,639	13,387,199
Whirlpool Corp.	155,180	30,064,573

		161,664,212

327

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2014

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.32%
Clorox Co. (The)	48,325	$5,035,948
Energizer Holdings Inc.	135,570	17,428,879

		22,464,827
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.84%
AES Corp. (The)	1,594,518	21,956,513
Calpine Corp.[a]	734,811	16,261,367
NRG Energy Inc.	741,367	19,979,841

		58,197,721
INDUSTRIAL CONGLOMERATES — 0.45%
Carlisle Companies Inc.	140,886	12,713,552
Roper Industries Inc.	119,994	18,761,062

		31,474,614
INSURANCE — 8.03%
Alleghany Corp.[a]	36,192	16,774,992
Allied World Assurance Co. Holdings Ltd.	216,669	8,216,088
American Financial Group Inc.	133,059	8,079,342
American National Insurance Co.	16,120	1,841,871
Aon PLC	151,315	14,349,201
Arch Capital Group Ltd.[a]	294,798	17,422,562
Arthur J. Gallagher & Co.	18,788	884,539
Aspen Insurance Holdings Ltd.	143,857	6,296,621
Assurant Inc.	157,503	10,777,930
Assured Guaranty Ltd.	371,999	9,668,254
Axis Capital Holdings Ltd.	224,696	11,479,719
Brown & Brown Inc.	249,851	8,222,596
Cincinnati Financial Corp.	359,474	18,631,537
CNA Financial Corp.	58,532	2,265,774
Endurance Specialty Holdings Ltd.	98,200	5,876,288
Everest Re Group Ltd.	101,359	17,261,438
FNF Group	608,846	20,974,745
Genworth Financial Inc. Class Aa	1,091,069	9,274,087
Hanover Insurance Group Inc. (The)	96,868	6,908,626
Hartford Financial Services Group Inc. (The)	988,543	41,212,358
HCC Insurance Holdings Inc.	219,622	11,754,169
Lincoln National Corp.	579,787	33,436,316
Loews Corp.	715,909	30,082,496
Markel Corp.[a,b]	30,706	20,967,285
MBIA Inc.[a]	310,014	2,957,534
Mercury General Corp.	54,424	3,084,208
Old Republic International Corp.	572,811	8,380,225
PartnerRe Ltd.[b]	111,055	12,674,707
Principal Financial Group Inc.	646,804	33,595,000
ProAssurance Corp.	130,542	5,893,971
Progressive Corp. (The)	1,301,396	35,124,678
Protective Life Corp.	173,335	12,072,783
Reinsurance Group of America Inc.	109,645	9,607,095
RenaissanceRe Holdings Ltd.	89,151	8,667,260
StanCorp Financial Group Inc.	96,157	6,717,528
Torchmark Corp.	289,557	15,685,303
Unum Group	565,876	19,737,755
Validus Holdings Ltd.	199,593	8,295,085
White Mountains Insurance Group Ltd.	13,572	8,551,853
WR Berkley Corp.	220,616	11,308,776

Security	Shares	Value

XL Group PLC	596,843	$20,513,494

		555,526,089
INTERNET & CATALOG RETAIL — 0.23%
Liberty Interactive Corp. Series Aa	539,507	15,872,296

		15,872,296
INTERNET SOFTWARE & SERVICES — 0.21%
AOL Inc.[a]	175,747	8,114,239
HomeAway Inc.[a,b]	15,046	448,070
IAC/InterActiveCorp	96,241	5,850,490

		14,412,799
IT SERVICES — 1.95%
Amdocs Ltd.	351,694	16,408,284
Booz Allen Hamilton Holding Corp.	10,404	276,018
Computer Sciences Corp.	299,043	18,854,661
CoreLogic Inc.[a]	201,922	6,378,716
DST Systems Inc.	12,494	1,176,310
Fidelity National Information Services Inc.	554,206	34,471,613
Genpact Ltd.[a]	312,928	5,923,727
Leidos Holdings Inc.	141,173	6,143,849
Paychex Inc.	77,825	3,593,180
Teradata Corp.[a,b]	73,169	3,196,022
Total System Services Inc.	83,316	2,829,411
Xerox Corp.	2,566,095	35,566,077

		134,817,868
LEISURE EQUIPMENT & PRODUCTS — 0.24%
Hasbro Inc.	40,124	2,206,419
Mattel Inc.	475,828	14,724,497

		16,930,916
LIFE SCIENCES TOOLS & SERVICES — 0.94%
Agilent Technologies Inc.	627,412	25,686,247
Bio-Rad Laboratories Inc. Class Aa	45,620	5,499,947
Bio-Techne Corp.	41,697	3,852,803
Charles River Laboratories International Inc.[a]	55,909	3,558,049
Covance Inc.[a]	11,877	1,233,308
PerkinElmer Inc.	201,873	8,827,906
QIAGEN NVa	513,309	12,042,229
Quintiles Transnational Holdings Inc.[a]	62,389	3,672,841
VWR Corp.[a,b]	30,167	780,420

		65,153,750
MACHINERY — 3.30%
AGCO Corp.	206,492	9,333,438
Crane Co.	68,006	3,991,952
Donaldson Co. Inc.	27,483	1,061,668
Dover Corp.	95,900	6,877,948
IDEX Corp.	13,706	1,066,875
Ingersoll-Rand PLC	543,820	34,472,750
ITT Corp.	156,248	6,321,794
Joy Global Inc.	220,141	10,240,959
Kennametal Inc.	172,734	6,182,150
Lincoln Electric Holdings Inc.	116,523	8,050,574
Navistar International Corp.[a,b]	100,626	3,368,959

328

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2014

Security	Shares	Value

Oshkosh Corp.	171,769	$8,356,562
PACCAR Inc.	65,445	4,450,915
Parker-Hannifin Corp.	152,905	19,717,100
Pentair PLC	396,176	26,314,010
Snap-on Inc.	110,110	15,056,441
SPX Corp.	90,297	7,758,318
Stanley Black & Decker Inc.	304,643	29,270,100
Terex Corp.	242,502	6,760,956
Timken Co. (The)	167,543	7,150,735
Trinity Industries Inc.	80,071	2,242,789
Valmont Industries Inc.[b]	50,584	6,424,168
Xylem Inc.	110,863	4,220,554

		228,691,715
MEDIA — 1.44%
Clear Channel Outdoor Holdings Inc. Class A	48,971	518,603
DISH Network Corp. Class Aa	125,188	9,124,953
DreamWorks Animation SKG Inc. Class Aa,b	164,367	3,670,315
Gannett Co. Inc.	498,574	15,919,468
John Wiley & Sons Inc. Class A	96,967	5,744,325
Liberty Broadband Corp. Class Aa	52,168	2,613,095
Liberty Broadband Corp. Class Ca	103,923	5,177,444
Liberty Media Corp. Class Aa	208,609	7,357,639
Liberty Media Corp. Class Ca	417,184	14,613,956
Live Nation Entertainment Inc.[a]	156,321	4,081,541
Madison Square Garden Inc. Class Aa	135,776	10,218,502
News Corp. Class A NVS[a]	1,093,367	17,154,928
Regal Entertainment Group Class Ab	136,255	2,910,407
Starz[a,b]	25,430	755,271

		99,860,447
METALS & MINING — 2.25%
Alcoa Inc.	2,576,997	40,690,782
Allegheny Technologies Inc.	238,698	8,299,529
Carpenter Technology Corp.	109,610	5,398,292
Cliffs Natural Resources Inc.[b]	338,335	2,415,712
Newmont Mining Corp.	1,095,931	20,713,096
Nucor Corp.	700,074	34,338,630
Reliance Steel & Aluminum Co.	170,848	10,467,857
Royal Gold Inc.	141,684	8,883,587
Steel Dynamics Inc.	527,715	10,417,094
Tahoe Resources Inc.	156,237	2,167,007
TimkenSteel Corp.	83,424	3,089,191
United States Steel Corp.	318,132	8,506,850

		155,387,627
MULTI-UTILITIES — 5.53%
Alliant Energy Corp.	243,880	16,198,510
Ameren Corp.	533,384	24,605,004
CenterPoint Energy Inc.	944,727	22,134,954
CMS Energy Corp.	592,429	20,586,908
Consolidated Edison Inc.	643,857	42,501,000
DTE Energy Co.	389,130	33,609,158
Integrys Energy Group Inc.	175,792	13,685,407
MDU Resources Group Inc.	421,320	9,901,020
NiSource Inc.	692,192	29,362,785
Public Service Enterprise Group Inc.	1,112,162	46,054,628
SCANA Corp.[b]	311,266	18,800,466
Sempra Energy	539,513	60,080,168
TECO Energy Inc.	512,883	10,508,973
Vectren Corp.	181,304	8,381,684

Security	Shares	Value

Wisconsin Energy Corp.	495,757	$26,146,224

		382,556,889
MULTILINE RETAIL — 0.88%
Big Lots Inc.	82,486	3,301,090
Dillard’s Inc.	16,917	2,117,670
Dollar General Corp.[a]	162,868	11,514,768
Family Dollar Stores Inc.	11,906	943,074
J.C. Penney Co. Inc.[a,b]	670,191	4,342,838
Kohl’s Corp.	433,259	26,446,129
Macy’s Inc.	181,351	11,923,828
Sears Holdings Corp.[a,b]	12,953	427,190

		61,016,587
OIL, GAS & CONSUMABLE FUELS — 2.83%
Chesapeake Energy Corp.	891,536	17,447,359
Cimarex Energy Co.	168,182	17,827,292
Cobalt International Energy Inc.[a,b]	72,040	640,436
CONSOL Energy Inc.	505,415	17,088,081
CVR Energy Inc.	20,536	794,948
Denbury Resources Inc.	773,217	6,286,254
Energen Corp.	160,005	10,201,919
EP Energy Corp. Class Aa,b	72,181	753,570
EQT Corp.	31,508	2,385,156
Golar LNG Ltd.	111,433	4,063,961
Gulfport Energy Corp.[a]	36,036	1,504,143
HollyFrontier Corp.	356,849	13,374,700
Laredo Petroleum Inc.[a,b]	21,153	218,933
Memorial Resource Development Corp.[a]	50,388	908,496
Murphy Oil Corp.	394,482	19,929,231
Newfield Exploration Co.[a]	299,747	8,129,139
Noble Energy Inc.	227,605	10,795,305
ONEOK Inc.	214,780	10,693,896
PBF Energy Inc.	104,186	2,775,515
Peabody Energy Corp.[b]	596,435	4,616,407
QEP Resources Inc.	345,618	6,988,396
SandRidge Energy Inc.[a,b]	1,093,673	1,990,485
Teekay Corp.	54,373	2,767,042
Tesoro Corp.	162,054	12,048,715
Ultra Petroleum Corp.[a,b]	235,392	3,097,759
Whiting Petroleum Corp.[a]	234,488	7,738,104
World Fuel Services Corp.	123,282	5,785,624
WPX Energy Inc.[a]	444,466	5,169,140

		196,020,006
PAPER & FOREST PRODUCTS — 0.70%
Domtar Corp.	140,967	5,669,693
International Paper Co.	804,662	43,113,790

		48,783,483
PERSONAL PRODUCTS — 0.09%
Avon Products Inc.	565,482	5,309,876
Coty Inc. Class A	30,732	634,923

		5,944,799
PHARMACEUTICALS — 1.00%
Hospira Inc.[a]	367,436	22,505,455
Mallinckrodt PLC[a]	68,638	6,797,221
Perrigo Co. PLC	239,530	40,039,835

		69,342,511

329

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2014

Security	Shares	Value

PROFESSIONAL SERVICES — 0.74%
Dun & Bradstreet Corp. (The)	52,332	$6,330,079
Equifax Inc.	124,743	10,087,967
Manpowergroup Inc.	175,042	11,932,613
Nielsen NV	156,759	7,011,830
Towers Watson & Co. Class A	142,772	16,157,507

		51,519,996
REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.29%
Alexandria Real Estate Equities Inc.	157,512	13,977,615
American Campus Communities Inc.	230,635	9,539,064
American Capital Agency Corp.	775,551	16,930,278
American Homes 4 Rent Class A	328,714	5,597,999
American Realty Capital Properties Inc.	1,996,100	18,064,705
Annaly Capital Management Inc.	2,082,906	22,516,214
Apartment Investment and Management Co. Class A	139,372	5,177,670
AvalonBay Communities Inc.[b]	284,915	46,552,262
BioMed Realty Trust Inc.[b]	423,226	9,116,288
Boston Properties Inc.	296,058	38,099,704
Brandywine Realty Trust	393,424	6,286,916
Brixmor Property Group Inc.	117,702	2,923,718
Camden Property Trust	188,105	13,889,673
CBL & Associates Properties Inc.[b]	366,266	7,112,886
Chimera Investment Corp.	2,259,077	7,183,865
Columbia Property Trust Inc.	233,539	5,920,214
Corporate Office Properties Trust	205,003	5,815,935
Corrections Corp. of America	255,826	9,296,717
DDR Corp.[b]	662,578	12,164,932
Digital Realty Trust Inc.[b]	297,537	19,726,703
Douglas Emmett Inc.	315,871	8,970,736
Duke Realty Corp.	724,340	14,631,668
Equity Commonwealth	283,308	7,272,516
Equity Lifestyle Properties, Inc.	50,794	2,618,431
Essex Property Trust Inc.	137,422	28,391,385
Federal Realty Investment Trust	49,691	6,631,761
Gaming and Leisure Properties Inc.	154,360	4,528,922
General Growth Properties Inc.	1,246,378	35,060,613
HCP Inc.[b]	1,007,239	44,348,733
Health Care REIT Inc.	336,263	25,445,021
Healthcare Trust of America Inc. Class A	229,561	6,184,373
Home Properties Inc.	125,603	8,239,557
Hospitality Properties Trust	327,794	10,161,614
Host Hotels & Resorts Inc.	1,663,953	39,552,163
Iron Mountain Inc.[b]	44,322	1,713,489
Kilroy Realty Corp.	180,746	12,484,126
Kimco Realty Corp.	902,394	22,686,185
Liberty Property Trust[b]	324,674	12,217,483
Macerich Co. (The)	347,211	28,960,869
MFA Financial Inc.[b]	806,077	6,440,555
Mid-America Apartment Communities Inc.[b]	164,901	12,314,807
National Retail Properties Inc.	289,951	11,415,371
NorthStar Realty Finance Corp.	374,218	6,578,752
Omega Healthcare Investors Inc.[b]	186,213	7,275,342
Outfront Media Inc.	273,143	7,331,167
Paramount Group Inc.[a]	314,338	5,843,543
Piedmont Office Realty Trust Inc. Class A	339,182	6,390,189
Plum Creek Timber Co. Inc.[b]	201,688	8,630,230
Post Properties Inc.	119,470	7,021,252
Prologis Inc.	1,098,447	47,266,174

Security	Shares	Value

Rayonier Inc.	244,962	$6,844,238
Realty Income Corp.[b]	486,794	23,224,942
Regency Centers Corp.	203,001	12,947,404
Retail Properties of America Inc. Class A	520,079	8,680,119
Senior Housing Properties Trust	447,877	9,902,560
SL Green Realty Corp.	209,805	24,970,991
Spirit Realty Capital Inc.	876,643	10,423,285
Starwood Property Trust Inc.	486,698	11,310,862
Tanger Factory Outlet Centers Inc.	74,953	2,770,263
Taubman Centers Inc.	9,222	704,745
Two Harbors Investment Corp.	804,774	8,063,835
UDR Inc.	552,736	17,035,324
Ventas Inc.	339,396	24,334,693
Vornado Realty Trust	319,287	37,583,273
Washington Prime Group Inc.[b]	341,511	5,880,819
Weingarten Realty Investors[b]	268,573	9,378,569
Weyerhaeuser Co.[b]	1,035,265	37,155,661
WP Carey Inc.	218,402	15,309,980

		989,021,948
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.47%
Forest City Enterprises Inc. Class Aa,b	361,556	7,701,143
Howard Hughes Corp. (The)[a]	45,656	5,954,456
Jones Lang LaSalle Inc.	71,814	10,767,073
Realogy Holdings Corp.[a,b]	182,152	8,103,942

		32,526,614
ROAD & RAIL — 0.45%
AMERCO	7,046	2,002,896
Con-way Inc.	125,441	6,169,189
Genesee & Wyoming Inc. Class Aa	61,724	5,550,222
Kansas City Southern Industries Inc.	55,299	6,748,137
Ryder System Inc.	116,919	10,855,929

		31,326,373
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.93%
Altera Corp.	431,098	15,924,760
Analog Devices Inc.	375,680	20,857,754
Applied Materials Inc.	888,512	22,141,719
Broadcom Corp.	1,175,859	50,949,970
Cree Inc.[a,b]	121,193	3,904,838
First Solar Inc.[a,b]	161,096	7,184,076
Freescale Semiconductor Ltd.[a]	18,127	457,344
KLA-Tencor Corp.	32,228	2,266,273
Lam Research Corp.	261,606	20,755,820
Marvell Technology Group Ltd.	892,214	12,937,103
Maxim Integrated Products Inc.	50,765	1,617,881
NVIDIA Corp.	1,025,433	20,559,932
ON Semiconductor Corp.[a]	472,204	4,783,426
SunEdison Inc.[a]	400,378	7,811,375
SunPower Corp.[a,b]	91,502	2,363,497
Teradyne Inc.	400,485	7,925,598

		202,441,366
SOFTWARE — 1.89%
Activision Blizzard Inc.	370,313	7,461,807
ANSYS Inc.[a]	156,658	12,845,956
Autodesk Inc.[a]	105,527	6,337,952
CA Inc.	703,244	21,413,780

330

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2014

Security	Shares	Value

Citrix Systems Inc.[a,b]	34,206	$2,182,343
Electronic Arts Inc.[a,b]	161,814	7,607,685
FireEye Inc.[a,b]	35,342	1,116,100
Informatica Corp.[a]	23,982	914,554
Nuance Communications Inc.[a,b]	576,809	8,231,064
Rovi Corp.[a,b]	208,141	4,701,905
Symantec Corp.	1,520,534	39,009,300
Synopsys Inc.[a]	340,163	14,786,886
Zynga Inc. Class Aa,b	1,588,458	4,225,298

		130,834,630
SPECIALTY RETAIL — 2.58%
Aaron’s Inc.	115,966	3,545,081
Abercrombie & Fitch Co. Class Ab	136,729	3,915,919
Ascena Retail Group Inc.[a,b]	286,100	3,593,416
Bed Bath & Beyond Inc.[a,b]	234,964	17,897,208
Best Buy Co. Inc.	442,557	17,250,872
Cabela’s Inc.[a,b]	97,226	5,124,782
CarMax Inc.[a,b]	150,714	10,034,538
Chico’s FAS Inc.	188,718	3,059,119
CST Brands Inc.	24,552	1,070,713
Dick’s Sporting Goods Inc.	175,567	8,716,901
DSW Inc. Class A	165,157	6,160,356
Foot Locker Inc.	274,082	15,397,927
GameStop Corp. Class Ab	226,173	7,644,647
L Brands Inc.	343,568	29,735,810
Michaels Companies Inc. (The)[a,b]	22,094	546,385
Murphy USA Inc.[a,b]	54,860	3,777,660
Penske Automotive Group Inc.	52,057	2,554,437
Sally Beauty Holdings Inc.[a,b]	92,209	2,834,505
Signet Jewelers Ltd.	55,462	7,297,135
Staples Inc.	1,421,470	25,757,036
Urban Outfitters Inc.[a,b]	65,422	2,298,275

		178,212,722
TEXTILES, APPAREL & LUXURY GOODS — 0.13%
PVH Corp.	22,534	2,888,183
Ralph Lauren Corp.	32,194	5,961,041

		8,849,224
THRIFTS & MORTGAGE FINANCE — 0.58%
Hudson City Bancorp Inc.	1,162,399	11,763,478
Nationstar Mortgage Holdings Inc.[a,b]	3,877	109,293
New York Community Bancorp Inc.[b]	973,125	15,570,000
People’s United Financial Inc.	681,870	10,350,786
TFS Financial Corp.	166,670	2,480,883

		40,274,440
TRADING COMPANIES & DISTRIBUTORS — 0.41%
Air Lease Corp.	209,733	7,195,939
GATX Corp.	101,244	5,825,580
MRC Global Inc.[a]	122,440	1,854,966
NOW Inc.[a,b]	215,785	5,552,148
Veritiv Corp.[a]	15,387	798,124
WESCO International Inc.[a,b]	97,705	7,446,098

		28,672,855

Security	Shares	Value

WATER UTILITIES — 0.45%
American Water Works Co. Inc.	393,544	$20,975,895
Aqua America Inc.	389,257	10,393,162

		31,369,057
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Telephone & Data Systems Inc.	189,189	4,777,022
United States Cellular Corp.[a]	29,422	1,171,878

		5,948,900

TOTAL COMMON STOCKS (Cost: $5,742,890,098)		6,896,501,959

RIGHTS — 0.00%

MEDIA — 0.00%
Liberty Broadband Corp.[a]	31,536	299,592

		299,592

TOTAL RIGHTS (Cost: $0)		299,592

SHORT-TERM INVESTMENTS — 3.51%

MONEY MARKET FUNDS — 3.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	219,823,116	219,823,116
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	13,399,580	13,399,580
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	9,288,056	9,288,056

		242,510,752

TOTAL SHORT-TERM INVESTMENTS (Cost: $242,510,752)		242,510,752

TOTAL INVESTMENTS IN SECURITIES — 103.17% (Cost: $5,985,400,850)		7,139,312,303
Other Assets, Less Liabilities — (3.17)%		(219,520,739)

NET ASSETS — 100.00%		$6,919,791,564

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

331

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2014

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	74	Mar. 2015	Chicago Mercantile	$7,593,880	$106,447
E-mini S&P MidCap 400	84	Mar. 2015	Chicago Mercantile	12,168,240	202,799

Net Unrealized Appreciation					$309,246

See accompanying notes to schedules of investments.

332

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 3.23%
Boeing Co. (The)	9,237	$1,200,625
General Dynamics Corp.	3,874	533,140
Honeywell International Inc.	9,920	991,207
Lockheed Martin Corp.	3,433	661,093
Northrop Grumman Corp.	2,554	376,434
Precision Castparts Corp.	1,831	441,051
Raytheon Co.	3,961	428,461
United Technologies Corp.	11,612	1,335,380

		5,967,391
AIR FREIGHT & LOGISTICS — 0.89%
FedEx Corp.	3,744	650,183
United Parcel Service Inc.	8,966	996,750

		1,646,933
AIRLINES — 0.55%
American Airlines Group Inc.	9,116	488,891
Delta Air Lines Inc.	10,741	528,350

		1,017,241
AUTO COMPONENTS — 0.22%
Johnson Controls Inc.	8,400	406,056

		406,056
AUTOMOBILES — 0.80%
Ford Motor Co.	49,192	762,476
General Motors Co.	20,315	709,197

		1,471,673
BEVERAGES — 2.13%
Coca-Cola Co. (The)	50,294	2,123,413
PepsiCo Inc.	19,204	1,815,930

		3,939,343
BIOTECHNOLOGY — 3.46%
Alexion Pharmaceuticals Inc.[a]	2,502	462,945
Amgen Inc.	9,589	1,527,432
Biogen Idec Inc.[a]	3,005	1,020,047
Celgene Corp.[a]	10,144	1,134,708
Gilead Sciences Inc.[a]	19,452	1,833,546
Regeneron Pharmaceuticals Inc.[a]	998	409,429

		6,388,107
CAPITAL MARKETS — 2.25%
Bank of New York Mellon Corp. (The)	14,445	586,034
BlackRock Inc.[b]	1,614	577,102
Charles Schwab Corp. (The)	14,240	429,906
Franklin Resources Inc.	5,042	279,175
Goldman Sachs Group Inc. (The)	5,665	1,098,047

Security	Shares	Value

Morgan Stanley	19,429	$753,845
State Street Corp.	5,452	427,982

		4,152,091
CHEMICALS — 2.35%
Air Products and Chemicals Inc.	2,689	387,835
Dow Chemical Co. (The)	15,252	695,644
E.I. du Pont de Nemours and Co.	11,633	860,144
Ecolab Inc.	3,384	353,696
LyondellBasell Industries NV Class A	5,303	421,005
Monsanto Co.	6,126	731,873
PPG Industries Inc.	1,748	404,050
Praxair Inc.	3,715	481,315

		4,335,562
COMMERCIAL BANKS — 6.89%
Bank of America Corp.	133,200	2,382,948
BB&T Corp.	9,099	353,860
Citigroup Inc.	38,479	2,082,099
JPMorgan Chase & Co.	47,940	3,000,085
PNC Financial Services Group Inc. (The)[b]	6,766	617,262
U.S. Bancorp	21,760	978,112
Wells Fargo & Co.	60,492	3,316,172

		12,730,538
COMMERCIAL SERVICES & SUPPLIES — 0.16%
Waste Management Inc.	5,909	303,250

		303,250
COMMUNICATIONS EQUIPMENT — 1.84%
Cisco Systems Inc.	64,888	1,804,860
QUALCOMM Inc.	21,380	1,589,175

		3,394,035
COMPUTERS & PERIPHERALS — 5.51%
Apple Inc.	76,376	8,430,383
EMC Corp.	25,933	771,247
Hewlett-Packard Co.	24,006	963,361

		10,164,991
CONSUMER FINANCE — 1.11%
American Express Co.	11,491	1,069,123
Capital One Financial Corp.	7,240	597,662
Discover Financial Services	5,913	387,242

		2,054,027
DIVERSIFIED FINANCIAL SERVICES — 2.08%
Berkshire Hathaway Inc. Class Ba	23,183	3,480,927
CME Group Inc./IL	4,041	358,235

		3,839,162
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.68%
AT&T Inc.	65,747	2,208,441
CenturyLink Inc.	7,253	287,074

333

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2014

Security	Shares	Value

Verizon Communications Inc.	52,455	$2,453,845

		4,949,360
ELECTRIC UTILITIES — 1.45%
American Electric Power Co. Inc.	6,177	375,067
Duke Energy Corp.	8,951	747,767
Exelon Corp.	10,890	403,801
NextEra Energy Inc.	5,524	587,146
Southern Co. (The)	11,293	554,599

		2,668,380
ELECTRICAL EQUIPMENT — 0.52%
Eaton Corp. PLC	6,031	409,867
Emerson Electric Co.	8,889	548,718

		958,585
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.21%
Corning Inc.	16,586	380,317

		380,317
ENERGY EQUIPMENT & SERVICES — 1.35%
Baker Hughes Inc.	5,527	309,899
Halliburton Co.	10,698	420,752
National Oilwell Varco Inc.	5,443	356,680
Schlumberger Ltd.	16,474	1,407,044

		2,494,375
FOOD & STAPLES RETAILING — 2.80%
Costco Wholesale Corp.	5,571	789,689
CVS Health Corp.	14,811	1,426,448
Sysco Corp.	7,407	293,984
Wal-Mart Stores Inc.	20,181	1,733,144
Walgreens Boots Alliance Inc.	12,089	921,182

		5,164,447
FOOD PRODUCTS — 1.25%
Archer-Daniels-Midland Co.	8,297	431,444
General Mills Inc.	7,774	414,587
Kellogg Co.	3,258	213,204
Kraft Foods Group Inc.	7,536	472,206
Mondelez International Inc. Class A	21,426	778,299

		2,309,740
HEALTH CARE EQUIPMENT & SUPPLIES — 1.96%
Abbott Laboratories	19,025	856,506
Baxter International Inc.	6,873	503,722
Becton, Dickinson and Co.	2,449	340,803
Covidien PLC	5,711	584,121
Halyard Health Inc.[a]	569	25,872
Medtronic Inc.	12,654	913,619
Stryker Corp.	4,261	401,940

		3,626,583
HEALTH CARE PROVIDERS & SERVICES — 1.89%
Aetna Inc.	4,516	401,156

Security	Shares	Value

Anthem Inc.	3,546	$445,626
Express Scripts Holding Co.[a]	9,297	787,177
McKesson Corp.	2,921	606,341
UnitedHealth Group Inc.	12,412	1,254,729

		3,495,029
HOTELS, RESTAURANTS & LEISURE — 1.56%
Carnival Corp.	5,389	244,283
Las Vegas Sands Corp.	4,757	276,667
McDonald’s Corp.	12,520	1,173,124
Starbucks Corp.	9,536	782,429
Yum! Brands Inc.	5,601	408,033

		2,884,536
HOUSEHOLD PRODUCTS — 2.42%
Colgate-Palmolive Co.	11,595	802,258
Kimberly-Clark Corp.	4,767	550,779
Procter & Gamble Co. (The)	34,276	3,122,201

		4,475,238
INDUSTRIAL CONGLOMERATES — 2.83%
3M Co.	8,288	1,361,884
Danaher Corp.	7,688	658,939
General Electric Co.	127,019	3,209,770

		5,230,593
INSURANCE — 2.50%
ACE Ltd.	4,277	491,342
Aflac Inc.	5,758	351,756
Allstate Corp. (The)	5,486	385,392
American International Group Inc.	18,325	1,026,383
Chubb Corp. (The)	3,092	319,929
Marsh & McLennan Companies Inc.	6,962	398,505
MetLife Inc.	11,837	640,263
Prudential Financial Inc.	5,827	527,110
Travelers Companies Inc. (The)	4,409	466,693

		4,607,373
INTERNET & CATALOG RETAIL — 1.20%
Amazon.com Inc.[a]	4,759	1,476,956
Priceline Group Inc. (The)[a]	654	745,697

		2,222,653
INTERNET SOFTWARE & SERVICES — 3.92%
eBay Inc.[a]	16,053	900,895
Facebook Inc. Class Aa	25,011	1,951,358
Google Inc. Class Aa	3,556	1,887,027
Google Inc. Class Ca	3,598	1,893,987
Yahoo! Inc.[a]	11,998	606,019

		7,239,286
IT SERVICES — 3.42%
Accenture PLC Class A	8,006	715,016
Automatic Data Processing Inc.	6,095	508,140
Cognizant Technology Solutions Corp. Class Aa	7,697	405,324
International Business Machines Corp.	11,982	1,922,392

334

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2014

Security	Shares	Value

MasterCard Inc. Class A	12,735	$1,097,248
Visa Inc. Class A	6,352	1,665,494

		6,313,614
LIFE SCIENCES TOOLS & SERVICES — 0.34%
Thermo Fisher Scientific Inc.	5,053	633,090

		633,090
MACHINERY — 1.00%
Caterpillar Inc.	7,907	723,728
Cummins Inc.	2,323	334,907
Deere & Co.	4,602	407,139
Illinois Tool Works Inc.	4,091	387,417

		1,853,191
MEDIA — 4.26%
CBS Corp. Class B NVS	6,638	367,347
Comcast Corp. Class A	32,811	1,903,366
DIRECTV[a]	5,925	513,698
Thomson Reuters Corp.	4,515	182,135
Time Warner Cable Inc.	3,525	536,011
Time Warner Inc.	11,174	954,483
Twenty-First Century Fox Inc. Class A	24,122	926,405
Viacom Inc. Class B NVS	5,450	410,113
Walt Disney Co. (The)	21,937	2,066,246

		7,859,804
METALS & MINING — 0.20%
Freeport-McMoRan Inc.	13,178	307,838
Southern Copper Corp.	1,882	53,073

		360,911
MULTI-UTILITIES — 0.48%
Dominion Resources Inc.	7,367	566,522
PG&E Corp.	5,869	312,466

		878,988
MULTILINE RETAIL — 0.33%
Target Corp.	8,016	608,495

		608,495
OIL, GAS & CONSUMABLE FUELS — 8.01%
Anadarko Petroleum Corp.	6,392	527,340
Apache Corp.	4,893	306,644
California Resources Corp.[a]	3,999	22,034
Chevron Corp.	24,113	2,704,996
ConocoPhillips	15,551	1,073,952
Devon Energy Corp.	5,164	316,088
EOG Resources Inc.	6,923	637,401
Exxon Mobil Corp.	54,396	5,028,910
Hess Corp.	3,523	260,068
Kinder Morgan Inc.	17,203	727,859
Marathon Oil Corp.	8,592	243,068
Marathon Petroleum Corp.	3,196	288,471
Occidental Petroleum Corp.	9,951	802,150
Phillips 66	7,168	513,946

Security	Shares	Value

Pioneer Natural Resources Co.	1,814	$270,014
Spectra Energy Corp.	8,475	307,643
Valero Energy Corp.	6,762	334,719
Williams Companies Inc. (The)	9,484	426,211

		14,791,514
PERSONAL PRODUCTS — 0.12%
Estee Lauder Companies Inc. (The) Class A	2,906	221,437

		221,437
PHARMACEUTICALS — 7.26%
AbbVie Inc.	20,142	1,318,092
Actavis PLC[a]	3,217	828,088
Allergan Inc.	3,768	801,039
Bristol-Myers Squibb Co.	20,991	1,239,099
Eli Lilly and Co.	12,462	859,753
Johnson & Johnson	35,836	3,747,371
Merck & Co. Inc.	37,017	2,102,195
Pfizer Inc.	80,798	2,516,858

		13,412,495
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.02%
American Tower Corp.	5,006	494,843
Equity Residential	4,576	328,740
Public Storage	1,818	336,057
Simon Property Group Inc.	3,936	716,785

		1,876,425
ROAD & RAIL — 1.22%
CSX Corp.	12,723	460,954
Norfolk Southern Corp.	3,914	429,014
Union Pacific Corp.	11,474	1,366,898

		2,256,866
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.89%
Intel Corp.	63,055	2,288,266
Micron Technology Inc.[a]	13,576	475,296
Texas Instruments Inc.	13,672	730,973

		3,494,535
SOFTWARE — 4.24%
Adobe Systems Inc.[a]	6,313	458,955
CDK Global Inc.	2,039	83,110
Microsoft Corp.	104,632	4,860,156
Oracle Corp.	41,604	1,870,932
Salesforce.com Inc.[a,c]	7,771	460,898
VMware Inc. Class Aa	1,112	91,762

		7,825,813
SPECIALTY RETAIL — 1.80%
Home Depot Inc. (The)	17,323	1,818,396
Lowe’s Companies Inc.	12,905	887,864
TJX Companies Inc. (The)	8,871	608,373

		3,314,633

335

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2014

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.46%
Nike Inc. Class B	8,848	$850,735

		850,735
TOBACCO — 1.69%
Altria Group Inc.	25,162	1,239,732
Philip Morris International Inc.	19,923	1,622,728
Reynolds American Inc.	3,914	251,553

		3,114,013
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
Sprint Corp.[a]	9,260	38,429
T-Mobile US Inc.[a]	3,384	91,165

		129,594

TOTAL COMMON STOCKS
(Cost: $172,642,223)		184,313,048

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,d,e]	225,145	225,145
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b,d,e]	13,724	13,724
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	104,777	104,777

		343,646

TOTAL SHORT-TERM INVESTMENTS
(Cost: $343,646)		343,646

TOTAL INVESTMENTS IN SECURITIES — 100.01% (Cost: $172,985,869)		184,656,694
Other Assets, Less Liabilities — (0.01)%		(18,743)

NET ASSETS — 100.00%		$184,637,951

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

336

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 3.71%
Boeing Co. (The)	64,244	$8,350,435
Honeywell International Inc.	68,990	6,893,481
Lockheed Martin Corp.	23,871	4,596,838
Precision Castparts Corp.	12,754	3,072,184
United Technologies Corp.	9,024	1,037,760

		23,950,698
AIR FREIGHT & LOGISTICS — 1.38%
FedEx Corp.	11,195	1,944,124
United Parcel Service Inc.	62,359	6,932,450

		8,876,574
AIRLINES — 0.56%
American Airlines Group Inc.	63,449	3,402,770
Delta Air Lines Inc.	3,892	191,447

		3,594,217
AUTO COMPONENTS — 0.12%
Johnson Controls Inc.	15,582	753,234

		753,234
BEVERAGES — 4.25%
Coca-Cola Co. (The)	349,794	14,768,303
PepsiCo Inc.	133,560	12,629,433

		27,397,736
BIOTECHNOLOGY — 6.80%
Alexion Pharmaceuticals Inc.[a]	17,425	3,224,148
Amgen Inc.	63,224	10,070,951
Biogen Idec Inc.[a]	20,897	7,093,486
Celgene Corp.[a]	70,551	7,891,835
Gilead Sciences Inc.[a]	135,289	12,752,341
Regeneron Pharmaceuticals Inc.[a,b]	6,947	2,850,007

		43,882,768
CAPITAL MARKETS — 0.56%
BlackRock Inc.[c]	4,286	1,532,502
Charles Schwab Corp. (The)	16,421	495,750
Franklin Resources Inc.	28,532	1,579,817

		3,608,069
CHEMICALS — 3.57%
Dow Chemical Co. (The)	16,940	772,633
E.I. du Pont de Nemours and Co.	76,373	5,647,020
Ecolab Inc.	23,481	2,454,234
LyondellBasell Industries NV Class A	36,882	2,928,062
Monsanto Co.	42,604	5,089,900
PPG Industries Inc.	12,181	2,815,638

Security	Shares	Value

Praxair Inc.	25,807	$3,343,555

		23,051,042
COMMERCIAL SERVICES & SUPPLIES — 0.03%
Waste Management Inc.	4,267	218,982

		218,982
COMMUNICATIONS EQUIPMENT — 1.71%
QUALCOMM Inc.	148,696	11,052,574

		11,052,574
COMPUTERS & PERIPHERALS — 9.17%
Apple Inc.	531,194	58,633,194
EMC Corp.	17,924	533,060

		59,166,254
CONSUMER FINANCE — 1.15%
American Express Co.	79,916	7,435,385

		7,435,385
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.66%
CenturyLink Inc.	3,090	122,302
Verizon Communications Inc.	364,823	17,066,420

		17,188,722
ELECTRICAL EQUIPMENT — 0.44%
Emerson Electric Co.	46,181	2,850,753

		2,850,753
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.09%
Corning Inc.	26,643	610,924

		610,924
ENERGY EQUIPMENT & SERVICES — 2.03%
Baker Hughes Inc.	3,230	181,106
Halliburton Co.	74,400	2,926,152
National Oilwell Varco Inc.	3,250	212,972
Schlumberger Ltd.	114,575	9,785,851

		13,106,081
FOOD & STAPLES RETAILING — 2.08%
Costco Wholesale Corp.	36,506	5,174,726
CVS Health Corp.	14,614	1,407,474
Sysco Corp.	19,264	764,588
Wal-Mart Stores Inc.	14,314	1,229,286
Walgreens Boots Alliance Inc.	63,225	4,817,745

		13,393,819
FOOD PRODUCTS — 1.21%
Archer-Daniels-Midland Co.	5,671	294,892
General Mills Inc.	54,135	2,887,020
Kellogg Co.	20,635	1,350,354

337

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2014

Security	Shares	Value

Kraft Foods Group Inc.	52,444	$3,286,141

		7,818,407
HEALTH CARE EQUIPMENT & SUPPLIES — 1.19%
Baxter International Inc.	47,802	3,503,409
Becton, Dickinson and Co.	17,021	2,368,642
Halyard Health Inc.[a]	3,407	154,916
Stryker Corp.	17,642	1,664,170

		7,691,137
HEALTH CARE PROVIDERS & SERVICES — 1.52%
Aetna Inc.	9,379	833,136
Express Scripts Holding Co.[a]	55,992	4,740,843
McKesson Corp.	20,314	4,216,780

		9,790,759
HOTELS, RESTAURANTS & LEISURE — 2.85%
Las Vegas Sands Corp.	33,099	1,925,038
McDonald’s Corp.	87,077	8,159,115
Starbucks Corp.	66,320	5,441,556
Yum! Brands Inc.	38,884	2,832,699

		18,358,408
HOUSEHOLD PRODUCTS — 1.46%
Colgate-Palmolive Co.	72,095	4,988,253
Kimberly-Clark Corp.	27,518	3,179,430
Procter & Gamble Co. (The)	13,578	1,236,820

		9,404,503
INDUSTRIAL CONGLOMERATES — 1.63%
3M Co.	57,640	9,471,405
Danaher Corp.	12,564	1,076,860

		10,548,265
INSURANCE — 0.29%
Marsh & McLennan Companies Inc.	32,617	1,866,997

		1,866,997
INTERNET & CATALOG RETAIL — 2.40%
Amazon.com Inc.[a]	33,098	10,271,964
Priceline Group Inc. (The)[a]	4,545	5,182,255

		15,454,219
INTERNET SOFTWARE & SERVICES — 7.15%
eBay Inc.[a]	111,649	6,265,742
Facebook Inc. Class Aa	173,946	13,571,267
Google Inc. Class Aa	24,729	13,122,691
Google Inc. Class Ca	25,021	13,171,054

		46,130,754
IT SERVICES — 6.81%
Accenture PLC Class A	55,728	4,977,068
Automatic Data Processing Inc.	42,472	3,540,890
Cognizant Technology Solutions Corp. Class Aa	53,603	2,822,734

Security	Shares	Value

International Business Machines Corp.	83,336	$13,370,428
MasterCard Inc. Class A	88,567	7,630,933
Visa Inc. Class A	44,175	11,582,685

		43,924,738
LIFE SCIENCES TOOLS & SERVICES — 0.28%
Thermo Fisher Scientific Inc.	14,181	1,776,738

		1,776,738
MACHINERY — 1.04%
Caterpillar Inc.	11,674	1,068,521
Cummins Inc.	16,199	2,335,410
Deere & Co.	7,078	626,191
Illinois Tool Works Inc.	28,509	2,699,802

		6,729,924
MEDIA — 6.41%
CBS Corp. Class B NVS	41,751	2,310,500
Comcast Corp. Class A	208,806	12,112,836
DIRECTV[a]	41,207	3,572,647
Time Warner Cable Inc.	24,545	3,732,313
Twenty-First Century Fox Inc. Class A	123,641	4,748,433
Viacom Inc. Class B NVS	37,866	2,849,416
Walt Disney Co. (The)	127,854	12,042,568

		41,368,713
METALS & MINING — 0.06%
Southern Copper Corp.	12,893	363,583

		363,583
MULTI-UTILITIES — 0.04%
Dominion Resources Inc.	3,128	240,543

		240,543
MULTILINE RETAIL — 0.07%
Target Corp.	5,662	429,802

		429,802
OIL, GAS & CONSUMABLE FUELS — 2.24%
Anadarko Petroleum Corp.	3,278	270,435
EOG Resources Inc.	48,147	4,432,894
Kinder Morgan Inc.	32,989	1,395,765
Marathon Petroleum Corp.	16,486	1,488,026
Phillips 66	20,431	1,464,903
Pioneer Natural Resources Co.	12,608	1,876,701
Valero Energy Corp.	11,287	558,707
Williams Companies Inc. (The)	65,809	2,957,456

		14,444,887
PERSONAL PRODUCTS — 0.24%
Estee Lauder Companies Inc. (The) Class A	20,195	1,538,859

		1,538,859

338

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2014

Security	Shares	Value

PHARMACEUTICALS — 4.61%
AbbVie Inc.	140,081	$9,166,901
Actavis PLC[a]	22,372	5,758,776
Allergan Inc.	26,214	5,572,834
Bristol-Myers Squibb Co.	52,120	3,076,644
Johnson & Johnson	39,130	4,091,824
Merck & Co. Inc.	36,039	2,046,655

		29,713,634
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.44%
American Tower Corp.	34,865	3,446,405
Public Storage	11,679	2,158,863
Simon Property Group Inc.	20,417	3,718,140

		9,323,408
ROAD & RAIL — 1.57%
Norfolk Southern Corp.	5,798	635,519
Union Pacific Corp.	79,800	9,506,574

		10,142,093
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.45%
Intel Corp.	37,237	1,351,331
Micron Technology Inc.[a]	82,700	2,895,327
Texas Instruments Inc.	95,087	5,083,826

		9,330,484
SOFTWARE — 6.59%
Adobe Systems Inc.[a]	43,849	3,187,822
CDK Global Inc.	14,133	576,061
Microsoft Corp.	470,833	21,870,193
Oracle Corp.	289,355	13,012,294
Salesforce.com Inc.[a]	54,092	3,208,197
VMware Inc. Class Aa	7,693	634,827

		42,489,394
SPECIALTY RETAIL — 3.57%
Home Depot Inc. (The)	120,484	12,647,206
Lowe’s Companies Inc.	89,751	6,174,869
TJX Companies Inc. (The)	61,697	4,231,180

		23,053,255
TEXTILES, APPAREL & LUXURY GOODS — 0.92%
Nike Inc. Class B	61,535	5,916,590

		5,916,590
TOBACCO — 2.50%
Altria Group Inc.	165,551	8,156,698
Philip Morris International Inc.	81,340	6,625,143
Reynolds American Inc.	20,510	1,318,178

		16,100,019

TOTAL COMMON STOCKS (Cost: $476,577,562)		644,087,945

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	1,452,685	$1,452,685
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	88,550	88,550
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	358,998	358,998

		1,900,233

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,900,233)		1,900,233

TOTAL INVESTMENTS IN SECURITIES — 100.14% (Cost: $478,477,795)		645,988,178
Other Assets, Less Liabilities — (0.14)%		(908,766)

NET ASSETS — 100.00%		$645,079,412

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

339

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.75%
General Dynamics Corp.	7,941	$1,092,841
Northrop Grumman Corp.	5,246	773,208
Raytheon Co.	8,124	878,773
United Technologies Corp.	21,138	2,430,870

		5,175,692
AIR FREIGHT & LOGISTICS — 0.40%
FedEx Corp.	4,375	759,763

		759,763
AIRLINES — 0.55%
Delta Air Lines Inc.	20,873	1,026,743

		1,026,743
AUTO COMPONENTS — 0.32%
Johnson Controls Inc.	12,642	611,114

		611,114
AUTOMOBILES — 1.60%
Ford Motor Co.	100,840	1,563,020
General Motors Co.	41,643	1,453,757

		3,016,777
BIOTECHNOLOGY — 0.09%
Amgen Inc.	1,022	162,794

		162,794
CAPITAL MARKETS — 3.95%
Bank of New York Mellon Corp. (The)	29,612	1,201,359
BlackRock Inc.[a]	2,046	731,568
Charles Schwab Corp. (The)	24,375	735,881
Franklin Resources Inc.	1,886	104,428
Goldman Sachs Group Inc. (The)	11,612	2,250,754
Morgan Stanley	39,827	1,545,288
State Street Corp.	11,177	877,394

		7,446,672
CHEMICALS — 1.11%
Air Products and Chemicals Inc.	5,512	794,996
Dow Chemical Co. (The)	26,263	1,197,855
E.I. du Pont de Nemours and Co.	1,332	98,488

		2,091,339
COMMERCIAL BANKS — 13.86%
Bank of America Corp.	273,052	4,884,900
BB&T Corp.	18,657	725,571
Citigroup Inc.	78,880	4,268,197
JPMorgan Chase & Co.	98,275	6,150,049

Security	Shares	Value

PNC Financial Services Group Inc. (The)[a]	13,870	$1,265,360
U.S. Bancorp	44,606	2,005,040
Wells Fargo & Co.	124,005	6,797,954

		26,097,071
COMMERCIAL SERVICES & SUPPLIES — 0.30%
Waste Management Inc.	10,840	556,309

		556,309
COMMUNICATIONS EQUIPMENT — 1.96%
Cisco Systems Inc.	133,017	3,699,868

		3,699,868
COMPUTERS & PERIPHERALS — 1.80%
EMC Corp.	47,898	1,424,487
Hewlett-Packard Co.	49,210	1,974,797

		3,399,284
CONSUMER FINANCE — 1.07%
Capital One Financial Corp.	14,842	1,225,207
Discover Financial Services	12,108	792,953

		2,018,160
DIVERSIFIED FINANCIAL SERVICES — 4.18%
Berkshire Hathaway Inc. Class Bb	47,524	7,135,729
CME Group Inc./IL	8,279	733,933

		7,869,662
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.70%
AT&T Inc.	134,778	4,527,193
CenturyLink Inc.	13,966	552,774

		5,079,967
ELECTRIC UTILITIES — 2.91%
American Electric Power Co. Inc.	12,674	769,565
Duke Energy Corp.	18,365	1,534,212
Exelon Corp.	22,298	826,810
NextEra Energy Inc.	11,325	1,203,734
Southern Co. (The)	23,149	1,136,848

		5,471,169
ELECTRICAL EQUIPMENT — 0.60%
Eaton Corp. PLC	12,378	841,209
Emerson Electric Co.	4,611	284,637

		1,125,846
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.32%
Corning Inc.	26,095	598,358

		598,358
ENERGY EQUIPMENT & SERVICES — 0.66%
Baker Hughes Inc.	10,382	582,119
National Oilwell Varco Inc.	10,194	668,013

		1,250,132

340

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2014

Security	Shares	Value

FOOD & STAPLES RETAILING — 3.52%
Costco Wholesale Corp.	667	$94,548
CVS Health Corp.	26,049	2,508,779
Sysco Corp.	9,465	375,666
Wal-Mart Stores Inc.	37,150	3,190,442
Walgreens Boots Alliance Inc.	6,146	468,325

		6,637,760
FOOD PRODUCTS — 1.29%
Archer-Daniels-Midland Co.	15,329	797,108
Kellogg Co.	596	39,002
Mondelez International Inc. Class A	43,922	1,595,467

		2,431,577
HEALTH CARE EQUIPMENT & SUPPLIES — 2.74%
Abbott Laboratories	39,000	1,755,780
Covidien PLC	11,708	1,197,494
Halyard Health Inc.[b]	203	9,231
Medtronic Inc.	25,940	1,872,868
Stryker Corp.	3,524	332,419

		5,167,792
HEALTH CARE PROVIDERS & SERVICES — 2.27%
Aetna Inc.	6,515	578,727
Anthem Inc.	7,262	912,616
Express Scripts Holding Co.[b]	2,541	215,146
UnitedHealth Group Inc.	25,444	2,572,134

		4,278,623
HOTELS, RESTAURANTS & LEISURE — 0.27%
Carnival Corp.	11,033	500,126

		500,126
HOUSEHOLD PRODUCTS — 3.40%
Colgate-Palmolive Co.	2,524	174,636
Kimberly-Clark Corp.	1,665	192,374
Procter & Gamble Co. (The)	66,259	6,035,532

		6,402,542
INDUSTRIAL CONGLOMERATES — 4.04%
Danaher Corp.	12,069	1,034,434
General Electric Co.	260,383	6,579,878

		7,614,312
INSURANCE — 4.72%
ACE Ltd.	8,769	1,007,383
Aflac Inc.	11,793	720,434
Allstate Corp. (The)	11,269	791,647
American International Group Inc.	37,564	2,103,960
Chubb Corp. (The)	6,349	656,931
Marsh & McLennan Companies Inc.	4,663	266,910
MetLife Inc.	24,295	1,314,116

Security	Shares	Value

Prudential Financial Inc.	11,945	$1,080,545
Travelers Companies Inc. (The)	9,023	955,085

		8,897,011
INTERNET SOFTWARE & SERVICES — 0.66%
Yahoo! Inc.[b]	24,600	1,242,546

		1,242,546
LIFE SCIENCES TOOLS & SERVICES — 0.41%
Thermo Fisher Scientific Inc.	6,184	774,793

		774,793
MACHINERY — 0.97%
Caterpillar Inc.	12,773	1,169,113
Deere & Co.	7,368	651,847

		1,820,960
MEDIA — 2.08%
CBS Corp. Class B NVS	1,281	70,891
Comcast Corp. Class A	5,727	332,223
Thomson Reuters Corp.	9,203	371,249
Time Warner Inc.	22,905	1,956,545
Twenty-First Century Fox Inc. Class A	13,005	499,457
Walt Disney Co. (The)	7,285	686,174

		3,916,539
METALS & MINING — 0.33%
Freeport-McMoRan Inc.	26,973	630,089

		630,089
MULTI-UTILITIES — 0.92%
Dominion Resources Inc.	14,181	1,090,519
PG&E Corp.	12,068	642,500

		1,733,019
MULTILINE RETAIL — 0.60%
Target Corp.	14,793	1,122,937

		1,122,937
OIL, GAS & CONSUMABLE FUELS — 13.84%
Anadarko Petroleum Corp.	12,157	1,002,952
Apache Corp.	10,016	627,703
California Resources Corp.[b]	8,012	44,146
Chevron Corp.	49,431	5,545,170
ConocoPhillips	31,879	2,201,564
Devon Energy Corp.	10,592	648,336
Exxon Mobil Corp.	111,508	10,308,915
Hess Corp.	7,216	532,685
Kinder Morgan Inc.	25,531	1,080,217
Marathon Oil Corp.	17,556	496,659
Marathon Petroleum Corp.	1,661	149,922
Occidental Petroleum Corp.	20,400	1,644,444
Phillips 66	8,669	621,567
Spectra Energy Corp.	17,416	632,201
Valero Energy Corp.	10,545	521,977

		26,058,458

341

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2014

Security	Shares	Value

PHARMACEUTICALS — 9.95%
Bristol-Myers Squibb Co.	27,669	$1,633,301
Eli Lilly and Co.	25,546	1,762,419
Johnson & Johnson	61,928	6,475,811
Merck & Co. Inc.	65,260	3,706,115
Pfizer Inc.	165,631	5,159,406

		18,737,052
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.58%
Equity Residential	9,379	673,787
Public Storage	282	52,128
Simon Property Group Inc.	2,046	372,597

		1,098,512
ROAD & RAIL — 0.87%
CSX Corp.	26,080	944,878
Norfolk Southern Corp.	6,336	694,489

		1,639,367
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.34%
Intel Corp.	118,273	4,292,127
Micron Technology Inc.[b]	3,420	119,734

		4,411,861
SOFTWARE — 1.87%
Microsoft Corp.	75,716	3,517,008

		3,517,008
TOBACCO — 0.87%
Altria Group Inc.	2,783	137,118
Philip Morris International Inc.	16,868	1,373,899
Reynolds American Inc.	1,966	126,355

		1,637,372
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Sprint Corp.[b,c]	18,962	78,692
T-Mobile US Inc.[b]	6,916	186,317

		265,009

TOTAL COMMON STOCKS
(Cost: $175,943,443)		187,991,985

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[a,d,e]	60,772	60,772
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[a,d,e]	3,705	3,705

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	114,469	$114,469

		178,946

TOTAL SHORT-TERM INVESTMENTS
(Cost: $178,946)		178,946

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $176,122,389)		188,170,931
Other Assets, Less Liabilities — 0.10%		181,472

NET ASSETS — 100.00%		$188,352,403

NVS	— Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

342

Schedule of Investments  (Unaudited)

iSHARES® S&P 100 ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 3.48%
Boeing Co. (The)	295,835	$38,452,633
General Dynamics Corp.	140,469	19,331,344
Honeywell International Inc.	349,283	34,900,357
Lockheed Martin Corp.	119,819	23,073,545
Raytheon Co.	137,592	14,883,327
United Technologies Corp.	378,299	43,504,385

		174,145,591
AIR FREIGHT & LOGISTICS — 1.10%
FedEx Corp.	117,536	20,411,302
United Parcel Service Inc.	311,006	34,574,537

		54,985,839
AUTOMOBILES — 0.95%
Ford Motor Co.	1,717,251	26,617,390
General Motors Co.	602,190	21,022,453

		47,639,843
BEVERAGES — 2.74%
Coca-Cola Co. (The)	1,758,933	74,262,151
PepsiCo Inc.	667,773	63,144,615

		137,406,766
BIOTECHNOLOGY — 3.06%
Amgen Inc.	339,405	54,063,823
Biogen Idec Inc.[a]	105,372	35,768,525
Gilead Sciences Inc.[a]	673,154	63,451,496

		153,283,844
CAPITAL MARKETS — 1.63%
Bank of New York Mellon Corp. (The)	502,283	20,377,621
Goldman Sachs Group Inc. (The)	180,733	35,031,477
Morgan Stanley	681,233	26,431,841

		81,840,939
CHEMICALS — 1.56%
Dow Chemical Co. (The)	494,314	22,545,662
E.I. du Pont de Nemours and Co.	404,227	29,888,544
Monsanto Co.	215,989	25,804,206

		78,238,412
COMMERCIAL BANKS — 8.24%
Bank of America Corp.	4,690,675	83,916,176
Citigroup Inc.	1,351,733	73,142,273
JPMorgan Chase & Co.	1,667,466	104,350,022
U.S. Bancorp	798,410	35,888,529
Wells Fargo & Co.	2,105,812	115,440,614

		412,737,614

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.37%
Cisco Systems Inc.	2,281,639	$63,463,789
QUALCOMM Inc.	741,838	55,140,818

		118,604,607
COMPUTERS & PERIPHERALS — 6.97%
Apple Inc.	2,616,574	288,817,438
EMC Corp.	907,960	27,002,731
Hewlett-Packard Co.	832,717	33,416,933

		349,237,102
CONSUMER FINANCE — 1.15%
American Express Co.	397,030	36,939,671
Capital One Financial Corp.	248,069	20,478,096

		57,417,767
DIVERSIFIED FINANCIAL SERVICES — 2.44%
Berkshire Hathaway Inc. Class Ba	813,453	122,139,968

		122,139,968
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.28%
AT&T Inc.	2,313,511	77,710,834
Verizon Communications Inc.	1,850,942	86,587,067

		164,297,901
ELECTRIC UTILITIES — 0.68%
Exelon Corp.	383,486	14,219,661
Southern Co. (The)	401,488	19,717,076

		33,936,737
ELECTRICAL EQUIPMENT — 0.38%
Emerson Electric Co.	309,495	19,105,126

		19,105,126
ENERGY EQUIPMENT & SERVICES — 1.53%
Halliburton Co.	378,129	14,871,814
National Oilwell Varco Inc.	192,118	12,589,493
Schlumberger Ltd.	574,157	49,038,749

		76,500,056
FOOD & STAPLES RETAILING — 3.34%
Costco Wholesale Corp.	195,325	27,687,319
CVS Health Corp.	511,506	49,263,143
Wal-Mart Stores Inc.	704,697	60,519,378
Walgreens Boots Alliance Inc.	388,122	29,574,896

		167,044,736
FOOD PRODUCTS — 0.54%
Mondelez International Inc. Class A	749,567	27,228,021

		27,228,021

343

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 100 ETF

December 31, 2014

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.59%
Abbott Laboratories	671,872	$30,247,678
Baxter International Inc.	241,825	17,723,354
Medtronic Inc.	439,195	31,709,879

		79,680,911
HEALTH CARE PROVIDERS & SERVICES — 0.86%
UnitedHealth Group Inc.	428,252	43,291,995

		43,291,995
HOTELS, RESTAURANTS & LEISURE — 1.36%
McDonald’s Corp.	434,235	40,687,820
Starbucks Corp.	333,885	27,395,264

		68,083,084
HOUSEHOLD PRODUCTS — 2.72%
Colgate-Palmolive Co.	382,259	26,448,500
Procter & Gamble Co. (The)	1,205,341	109,794,512

		136,243,012
INDUSTRIAL CONGLOMERATES — 3.20%
3M Co.	285,927	46,983,525
General Electric Co.	4,479,579	113,198,961

		160,182,486
INSURANCE — 1.51%
Allstate Corp. (The)	187,148	13,147,147
American International Group Inc.	624,630	34,985,526
MetLife Inc.	506,893	27,417,843

		75,550,516
INTERNET & CATALOG RETAIL — 1.05%
Amazon.com Inc.[a]	169,404	52,574,531

		52,574,531
INTERNET SOFTWARE & SERVICES — 4.70%
eBay Inc.[a]	504,444	28,309,397
Facebook Inc. Class Aa	932,937	72,787,745
Google Inc. Class Aa	127,183	67,490,931
Google Inc. Class Ca	127,066	66,887,542

		235,475,615
IT SERVICES — 3.71%
Accenture PLC Class A	279,987	25,005,639
International Business Machines Corp.	410,669	65,887,734
MasterCard Inc. Class A	437,236	37,672,254
Visa Inc. Class A	217,930	57,141,246

		185,706,873
MACHINERY — 0.49%
Caterpillar Inc.	270,124	24,724,450

		24,724,450

Security	Shares	Value

MEDIA — 3.91%
Comcast Corp. Class A	1,149,522	$66,683,771
Time Warner Inc.	374,135	31,958,612
Twenty-First Century Fox Inc. Class A	827,359	31,774,722
Walt Disney Co. (The)	696,084	65,564,152

		195,981,257
METALS & MINING — 0.22%
Freeport-McMoRan Inc.	463,647	10,830,794

		10,830,794
MULTILINE RETAIL — 0.43%
Target Corp.	284,208	21,574,229

		21,574,229
OIL, GAS & CONSUMABLE FUELS — 7.48%
Anadarko Petroleum Corp.	225,974	18,642,855
Apache Corp.	167,982	10,527,432
Chevron Corp.	843,226	94,593,093
ConocoPhillips	549,222	37,929,271
Devon Energy Corp.	171,586	10,502,779
Exxon Mobil Corp.	1,889,092	174,646,555
Occidental Petroleum Corp.	345,990	27,890,254

		374,732,239
PHARMACEUTICALS — 8.20%
AbbVie Inc.	710,901	46,521,361
Bristol-Myers Squibb Co.	740,133	43,690,051
Eli Lilly and Co.	437,188	30,161,600
Johnson & Johnson	1,248,651	130,571,435
Merck & Co. Inc.	1,272,035	72,238,868
Pfizer Inc.	2,810,343	87,542,185

		410,725,500
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.50%
Simon Property Group Inc.	138,669	25,253,012

		25,253,012
ROAD & RAIL — 1.25%
Norfolk Southern Corp.	138,070	15,133,853
Union Pacific Corp.	396,709	47,259,943

		62,393,796
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.07%
Intel Corp.	2,156,533	78,260,583
Texas Instruments Inc.	471,313	25,198,749

		103,459,332
SOFTWARE — 4.71%
Microsoft Corp.	3,677,271	170,809,238
Oracle Corp.	1,443,365	64,908,124

		235,717,362

344

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 100 ETF

December 31, 2014

Security	Shares	Value

SPECIALTY RETAIL — 1.83%
Home Depot Inc. (The)	588,005	$61,722,885
Lowe’s Companies Inc.	434,104	29,866,355

		91,589,240
TEXTILES, APPAREL & LUXURY GOODS — 0.60%
Nike Inc. Class B	311,363	29,937,552

		29,937,552
TOBACCO — 1.99%
Altria Group Inc.	881,884	43,450,425
Philip Morris International Inc.	693,254	56,465,538

		99,915,963
TOTAL COMMON STOCKS
(Cost: $4,735,477,455)		4,999,414,618

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,178,919	3,178,919

		3,178,919

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,178,919)		3,178,919

TOTAL INVESTMENTS IN SECURITIES — 99.88% (Cost: $4,738,656,374)		5,002,593,537
Other Assets, Less Liabilities — 0.12%		5,852,871

NET ASSETS — 100.00%		$5,008,446,408

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	75	Mar. 2015	Chicago Mercantile	$7,696,500	$212,714

See accompanying notes to schedules of investments.

345

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 GROWTH ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.01%
Boeing Co. (The)	430,500	$55,956,390
General Dynamics Corp.	273,946	37,700,449
Honeywell International Inc.	518,434	51,801,925
Lockheed Martin Corp.	230,179	44,325,570
Northrop Grumman Corp.	120,755	17,798,079
Precision Castparts Corp.	99,994	24,086,555
Rockwell Collins Inc.	108,907	9,200,463
Textron Inc.	161,725	6,810,240

		247,679,671
AIR FREIGHT & LOGISTICS — 0.89%
C.H. Robinson Worldwide Inc.	190,126	14,238,536
Expeditors International of Washington Inc.	118,002	5,264,069
FedEx Corp.	188,115	32,668,051
United Parcel Service Inc.	515,914	57,354,160

		109,524,816
AIRLINES — 0.74%
Delta Air Lines Inc.	1,086,854	53,462,348
Southwest Airlines Co.	881,520	37,305,927

		90,768,275
AUTOMOBILES — 0.09%
Harley-Davidson Inc.	161,630	10,653,033

		10,653,033
BEVERAGES — 2.69%
Brown-Forman Corp.	203,320	17,859,629
Coca-Cola Co. (The)	2,866,111	121,007,206
Coca-Cola Enterprises Inc.	150,522	6,656,083
Constellation Brands Inc.[a]	218,228	21,423,443
Dr Pepper Snapple Group Inc.	252,645	18,109,594
Molson Coors Brewing Co. Class B NVS	207,076	15,431,304
Monster Beverage Corp.[a]	187,495	20,315,083
PepsiCo Inc.	1,165,842	110,242,019

		331,044,361
BIOTECHNOLOGY — 5.50%
Alexion Pharmaceuticals Inc.[a]	257,502	47,645,595
Amgen Inc.	987,529	157,303,495
Biogen Idec Inc.[a]	306,608	104,078,086
Celgene Corp.[a,b]	1,036,969	115,995,352
Gilead Sciences Inc.[a]	1,958,586	184,616,316
Regeneron Pharmaceuticals Inc.[a]	96,393	39,545,228
Vertex Pharmaceuticals Inc.[a]	221,854	26,356,255

		675,540,327
BUILDING PRODUCTS — 0.08%
Allegion PLC	80,906	4,487,047

Security	Shares	Value

Masco Corp.	208,666	$5,258,383

		9,745,430
CAPITAL MARKETS — 1.42%
Affiliated Managers Group Inc.[a]	45,551	9,667,744
Ameriprise Financial Inc.	239,624	31,690,274
BlackRock Inc.[c]	105,881	37,858,810
Charles Schwab Corp. (The)	970,169	29,289,402
E*TRADE Financial Corp.[a,b]	150,401	3,647,976
Franklin Resources Inc.	260,288	14,412,147
Invesco Ltd.	319,591	12,630,236
Legg Mason Inc.	130,474	6,963,398
Northern Trust Corp.	140,949	9,499,963
T. Rowe Price Group Inc.	225,837	19,390,365

		175,050,315
CHEMICALS — 2.27%
Air Products and Chemicals Inc.	177,416	25,588,710
Airgas Inc.	47,212	5,437,878
CF Industries Holdings Inc.	34,942	9,523,093
E.I. du Pont de Nemours and Co.	588,274	43,496,980
Ecolab Inc.	350,808	36,666,452
International Flavors & Fragrances Inc.	60,283	6,110,285
Monsanto Co.	414,886	49,566,430
PPG Industries Inc.	117,630	27,190,174
Praxair Inc.	200,475	25,973,541
Sherwin-Williams Co. (The)	105,928	27,863,301
Sigma-Aldrich Corp.	154,821	21,252,279

		278,669,123
COMMERCIAL BANKS — 1.57%
Regions Financial Corp.	805,659	8,507,759
U.S. Bancorp	1,115,383	50,136,466
Wells Fargo & Co.	2,451,531	134,392,929

		193,037,154
COMMERCIAL SERVICES & SUPPLIES — 0.41%
Cintas Corp.	126,290	9,906,188
Stericycle Inc.[a,b]	110,388	14,469,659
Tyco International PLC	266,691	11,697,067
Waste Management Inc.	276,965	14,213,844

		50,286,758
COMMUNICATIONS EQUIPMENT — 2.44%
Cisco Systems Inc.	4,248,949	118,184,517
F5 Networks Inc.[a]	95,940	12,516,812
Motorola Solutions Inc.	132,225	8,869,653
QUALCOMM Inc.	2,158,467	160,438,852

		300,009,834
COMPUTERS & PERIPHERALS — 8.07%
Apple Inc.	7,613,238	840,349,210
EMC Corp.	1,876,119	55,795,779
NetApp Inc.	210,862	8,740,230
SanDisk Corp.	286,466	28,067,939
Seagate Technology PLC	424,854	28,252,791
Western Digital Corp.	283,549	31,388,874

		992,594,823

346

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2014

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.03%
Quanta Services Inc.[a]	133,025	$3,776,580

		3,776,580
CONSTRUCTION MATERIALS — 0.13%
Martin Marietta Materials Inc.	80,463	8,876,678
Vulcan Materials Co.	102,753	6,753,955

		15,630,633
CONSUMER FINANCE — 0.83%
American Express Co.	681,712	63,426,484
Discover Financial Services	412,241	26,997,663
Navient Corp.	533,229	11,523,079

		101,947,226
CONTAINERS & PACKAGING — 0.13%
Ball Corp.	122,884	8,377,002
Sealed Air Corp.	175,849	7,461,273

		15,838,275
DISTRIBUTORS — 0.10%
Genuine Parts Co.	115,270	12,284,324

		12,284,324
DIVERSIFIED CONSUMER SERVICES — 0.07%
H&R Block Inc.	239,771	8,075,487

		8,075,487
DIVERSIFIED FINANCIAL SERVICES — 0.53%
Intercontinental Exchange Inc.	102,433	22,462,533
McGraw Hill Financial Inc.	222,439	19,792,622
Moody’s Corp.	238,494	22,850,110

		65,105,265
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.21%
Frontier Communications Corp.	572,915	3,821,343
Level 3 Communications Inc.[a]	362,552	17,902,818
Windstream Holdings Inc.	462,104	3,807,737

		25,531,898
ELECTRIC UTILITIES — 0.35%
Edison International	186,286	12,198,007
NextEra Energy Inc.	289,242	30,743,532

		42,941,539
ELECTRICAL EQUIPMENT — 0.16%
AMETEK Inc.	192,017	10,105,855
Rockwell Automation Inc.	90,067	10,015,450

		20,121,305

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.46%
Amphenol Corp. Class A	402,484	$21,657,664
Corning Inc.	716,208	16,422,649
FLIR Systems Inc.	86,207	2,785,348
TE Connectivity Ltd.	243,146	15,378,985

		56,244,646
ENERGY EQUIPMENT & SERVICES — 0.67%
Cameron International Corp.[a]	112,879	5,638,306
FMC Technologies Inc.[a]	206,844	9,688,573
Schlumberger Ltd.	785,320	67,074,181

		82,401,060
FOOD & STAPLES RETAILING — 1.32%
CVS Health Corp.	1,488,304	143,338,558
Kroger Co. (The)	299,910	19,257,221

		162,595,779
FOOD PRODUCTS — 1.15%
Campbell Soup Co.	135,101	5,944,444
ConAgra Foods Inc.	215,292	7,810,794
General Mills Inc.	392,236	20,917,946
Hershey Co. (The)	119,288	12,397,602
Hormel Foods Corp.	99,607	5,189,525
Kellogg Co.	160,650	10,512,936
Keurig Green Mountain Inc.	157,879	20,902,390
Kraft Foods Group Inc.	382,496	23,967,199
McCormick & Co. Inc. NVS	92,407	6,865,840
Mead Johnson Nutrition Co. Class A	262,456	26,387,326

		140,896,002
GAS UTILITIES — 0.03%
AGL Resources Inc.	62,143	3,387,415

		3,387,415
HEALTH CARE EQUIPMENT & SUPPLIES — 3.42%
Abbott Laboratories	782,295	35,218,921
Baxter International Inc.	415,156	30,426,783
Becton, Dickinson and Co.	249,307	34,693,562
Boston Scientific Corp.[a]	794,411	10,525,946
C.R. Bard Inc.	97,404	16,229,455
CareFusion Corp.[a]	265,058	15,728,542
Covidien PLC	587,944	60,134,912
DENTSPLY International Inc.	114,115	6,078,906
Edwards Lifesciences Corp.[a]	139,011	17,707,221
Intuitive Surgical Inc.[a]	47,087	24,906,198
Medtronic Inc.	1,277,987	92,270,661
St. Jude Medical Inc.	230,673	15,000,665
Stryker Corp.	388,169	36,615,982
Varian Medical Systems Inc.[a,b]	89,720	7,761,677
Zimmer Holdings Inc.	147,567	16,737,049

		420,036,480
HEALTH CARE PROVIDERS & SERVICES — 1.74%
Aetna Inc.	205,636	18,266,646
AmerisourceBergen Corp.	270,079	24,350,323

347

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2014

Security	Shares	Value

Cigna Corp.	149,597	$15,395,027
DaVita HealthCare Partners Inc.[a]	223,526	16,929,859
Express Scripts Holding Co.[a]	448,001	37,932,245
McKesson Corp.	126,424	26,243,094
Patterson Companies Inc.	65,642	3,157,380
Tenet Healthcare Corp.[a,b]	63,896	3,237,610
UnitedHealth Group Inc.	610,608	61,726,363
Universal Health Services Inc. Class B	62,823	6,989,687

		214,228,234
HEALTH CARE TECHNOLOGY — 0.21%
Cerner Corp.[a]	394,467	25,506,236

		25,506,236
HOTELS, RESTAURANTS & LEISURE — 1.93%
Chipotle Mexican Grill Inc.[a]	40,281	27,572,747
Marriott International Inc./DE	276,280	21,558,128
McDonald’s Corp.	657,128	61,572,894
Royal Caribbean Cruises Ltd.	121,518	10,016,729
Starbucks Corp.	651,066	53,419,965
Starwood Hotels & Resorts Worldwide Inc.	130,147	10,551,017
Wyndham Worldwide Corp.	160,317	13,748,786
Wynn Resorts Ltd.	105,294	15,663,536
Yum! Brands Inc.	317,950	23,162,658

		237,266,460
HOUSEHOLD DURABLES — 0.51%
D.R. Horton Inc.	431,108	10,902,721
Garmin Ltd.	89,294	4,717,402
Harman International Industries Inc.	89,096	9,507,434
Leggett & Platt Inc.	178,823	7,619,648
Lennar Corp. Class A	232,107	10,400,715
Mohawk Industries Inc.[a]	37,907	5,889,232
Newell Rubbermaid Inc.	232,666	8,862,248
PulteGroup Inc.	229,853	4,932,645

		62,832,045
HOUSEHOLD PRODUCTS — 1.98%
Clorox Co. (The)	97,602	10,171,104
Colgate-Palmolive Co.	656,424	45,417,977
Kimberly-Clark Corp.	270,841	31,292,969
Procter & Gamble Co. (The)	1,718,940	156,578,245

		243,460,295
INDUSTRIAL CONGLOMERATES — 1.18%
3M Co.	557,455	91,601,005
Danaher Corp.	452,580	38,790,632
Roper Industries Inc.	91,137	14,249,270

		144,640,907
INSURANCE — 0.49%
Allstate Corp. (The)	223,440	15,696,660
Aon PLC	214,720	20,361,897
Marsh & McLennan Companies Inc.	421,253	24,112,522

		60,171,079

Security	Shares	Value

INTERNET & CATALOG RETAIL — 2.27%
Amazon.com Inc.[a]	492,905	$152,973,067
Expedia Inc.	128,319	10,953,310
Netflix Inc.[a]	78,213	26,718,343
Priceline Group Inc. (The)[a]	67,983	77,514,896
TripAdvisor Inc.[a,b]	144,990	10,824,953

		278,984,569
INTERNET SOFTWARE & SERVICES — 6.23%
Akamai Technologies Inc.[a,b]	231,486	14,574,359
eBay Inc.[a]	1,467,919	82,379,614
Facebook Inc. Class Aa	2,714,404	211,777,800
Google Inc. Class Aa	370,047	196,369,141
Google Inc. Class Ca	369,710	194,615,344
VeriSign Inc.[a,b]	141,903	8,088,471
Yahoo! Inc.[a]	1,144,062	57,786,572

		765,591,301
IT SERVICES — 4.07%
Accenture PLC Class A	464,518	41,486,102
Alliance Data Systems Corp.[a]	82,966	23,732,424
Automatic Data Processing Inc.	625,986	52,188,453
Cognizant Technology Solutions Corp. Class Aa	790,803	41,643,686
Fidelity National Information Services Inc.	232,623	14,469,151
Fiserv Inc.[a]	317,293	22,518,284
MasterCard Inc. Class A	1,272,268	109,618,611
Paychex Inc.	271,799	12,548,960
Teradata Corp.[a,b]	105,463	4,606,624
Total System Services Inc.	146,368	4,970,657
Visa Inc. Class A	634,095	166,259,709
Western Union Co.	380,682	6,818,015

		500,860,676
LEISURE EQUIPMENT & PRODUCTS — 0.03%
Hasbro Inc.	72,101	3,964,834

		3,964,834
LIFE SCIENCES TOOLS & SERVICES — 0.63%
PerkinElmer Inc.	88,138	3,854,275
Thermo Fisher Scientific Inc.	519,424	65,078,633
Waters Corp.[a]	70,403	7,935,826

		76,868,734
MACHINERY — 0.47%
Illinois Tool Works Inc.	261,425	24,756,947
PACCAR Inc.	243,554	16,564,107
Pall Corp.	91,456	9,256,262
Snap-on Inc.	49,890	6,821,959

		57,399,275
MEDIA — 5.22%
CBS Corp. Class B NVS	284,637	15,751,812
Comcast Corp. Class A	2,241,014	130,001,222
DIRECTV[a]	652,182	56,544,179
Discovery Communications Inc. Series Aa,b	193,142	6,653,742
Discovery Communications Inc. Series C NVS[a,b]	355,398	11,984,021

348

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2014

Security	Shares	Value

Interpublic Group of Companies Inc. (The)	266,770	$5,540,813
Omnicom Group Inc.	167,790	12,998,691
Scripps Networks Interactive Inc. Class A	130,764	9,842,606
Time Warner Cable Inc.	244,089	37,116,173
Time Warner Inc.	1,088,656	92,992,996
Twenty-First Century Fox Inc. Class A	1,372,502	52,710,939
Viacom Inc. Class B NVS	244,834	18,423,759
Walt Disney Co. (The)	2,025,300	190,763,007

		641,323,960
MULTI-UTILITIES — 0.53%
Dominion Resources Inc.	356,511	27,415,696
Integrys Energy Group Inc.	47,803	3,721,464
NiSource Inc.	192,863	8,181,249
Sempra Energy	165,187	18,395,224
Wisconsin Energy Corp.	143,610	7,573,991

		65,287,624
MULTILINE RETAIL — 0.55%
Dollar General Corp.[a]	244,496	17,285,867
Dollar Tree Inc.[a]	267,451	18,823,201
Family Dollar Stores Inc.	59,905	4,745,075
Macy’s Inc.	192,934	12,685,411
Nordstrom Inc.	183,005	14,528,767

		68,068,321
OIL, GAS & CONSUMABLE FUELS — 2.49%
Anadarko Petroleum Corp.	342,097	28,223,002
Cabot Oil & Gas Corp.	537,157	15,905,219
Cimarex Energy Co.	57,904	6,137,824
EOG Resources Inc.	711,577	65,514,894
EQT Corp.	130,061	9,845,618
Kinder Morgan Inc.	2,206,105	93,340,303
Pioneer Natural Resources Co.	133,672	19,897,077
Range Resources Corp.	219,413	11,727,625
Spectra Energy Corp.	462,466	16,787,516
Williams Companies Inc. (The)	873,371	39,249,293

		306,628,371
PERSONAL PRODUCTS — 0.10%
Estee Lauder Companies Inc. (The) Class A	163,077	12,426,467

		12,426,467
PHARMACEUTICALS — 7.05%
AbbVie Inc.	2,068,492	135,362,116
Actavis PLC[a]	344,149	88,587,394
Allergan Inc.	386,801	82,230,025
Bristol-Myers Squibb Co.	1,141,546	67,385,460
Eli Lilly and Co.	775,919	53,530,652
Hospira Inc.[a]	219,964	13,472,795
Johnson & Johnson	2,107,610	220,392,778
Mallinckrodt PLC[a]	151,101	14,963,532
Merck & Co. Inc.	2,109,731	119,811,624
Mylan Inc./PAa,b	485,882	27,389,168
Perrigo Co. PLC	91,620	15,315,199
Zoetis Inc.	651,243	28,022,986

		866,463,729

Security	Shares	Value

PROFESSIONAL SERVICES — 0.34%
Dun & Bradstreet Corp. (The)	29,916	$3,618,639
Equifax Inc.	109,827	8,881,710
Nielsen NV	421,088	18,835,266
Robert Half International Inc.	176,769	10,319,774

		41,655,389
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.04%
American Tower Corp.	514,846	50,892,527
Apartment Investment and Management Co. Class A	190,050	7,060,358
AvalonBay Communities Inc.[b]	171,593	28,036,580
Boston Properties Inc.	198,887	25,594,768
Crown Castle International Corp.	434,194	34,171,068
Equity Residential	470,657	33,811,999
Essex Property Trust Inc.[b]	83,134	17,175,484
General Growth Properties Inc.[b]	815,686	22,945,247
HCP Inc.	334,191	14,714,430
Health Care REIT Inc.	425,380	32,188,505
Host Hotels & Resorts Inc.[b]	984,616	23,404,322
Iron Mountain Inc.[b]	242,375	9,370,217
Kimco Realty Corp.	534,815	13,445,249
Macerich Co. (The)	182,903	15,255,939
Plum Creek Timber Co. Inc.[b]	114,440	4,896,888
Public Storage	188,457	34,836,276
Simon Property Group Inc.	403,521	73,485,209
Ventas Inc.[b]	299,294	21,459,380
Vornado Realty Trust	138,497	16,302,482
Weyerhaeuser Co.	483,767	17,362,398

		496,409,326
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.10%
CBRE Group Inc. Class Aa	363,537	12,451,142

		12,451,142
ROAD & RAIL — 1.82%
CSX Corp.	1,292,668	46,833,361
Kansas City Southern Industries Inc.	77,558	9,464,403
Norfolk Southern Corp.	269,298	29,517,754
Union Pacific Corp.	1,154,291	137,510,687

		223,326,205
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.99%
Altera Corp.	202,151	7,467,458
Analog Devices Inc.	206,410	11,459,883
Applied Materials Inc.	1,012,036	25,219,937
Avago Technologies Ltd.	328,488	33,042,608
Broadcom Corp.	699,774	30,321,207
Intel Corp.	6,276,767	227,783,875
KLA-Tencor Corp.	96,372	6,776,879
Lam Research Corp.	206,597	16,391,406
Linear Technology Corp.	167,526	7,639,186
Microchip Technology Inc.	162,144	7,314,316
Micron Technology Inc.[a]	1,394,022	48,804,710
NVIDIA Corp.	671,240	13,458,362
Texas Instruments Inc.	877,920	46,937,993
Xilinx Inc.	168,573	7,297,525

		489,915,345

349

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2014

Security	Shares	Value

SOFTWARE — 6.48%
Adobe Systems Inc.[a]	424,649	$30,871,982
Autodesk Inc.[a]	295,891	17,771,214
Citrix Systems Inc.[a]	209,280	13,352,064
Electronic Arts Inc.[a,b]	404,041	18,995,988
Intuit Inc.	370,801	34,184,144
Microsoft Corp.	10,700,342	497,030,886
Oracle Corp.	2,771,864	124,650,724
Red Hat Inc.[a]	244,107	16,877,558
Salesforce.com Inc.[a,b]	518,330	30,742,152
Symantec Corp.	493,650	12,664,591

		797,141,303
SPECIALTY RETAIL — 3.75%
AutoNation Inc.[a]	40,766	2,462,674
AutoZone Inc.[a,b]	41,592	25,750,023
Bed Bath & Beyond Inc.[a,b]	118,104	8,995,982
CarMax Inc.[a,b]	140,092	9,327,325
Gap Inc. (The)	152,798	6,434,324
Home Depot Inc. (The)	1,710,846	179,587,505
L Brands Inc.	223,647	19,356,648
Lowe’s Companies Inc.	1,263,218	86,909,398
O’Reilly Automotive Inc.[a,b]	131,683	25,364,780
PetSmart Inc.	67,238	5,466,113
Ross Stores Inc.	272,360	25,672,654
Tiffany & Co.	100,997	10,792,539
TJX Companies Inc. (The)	590,509	40,497,107
Tractor Supply Co.	176,790	13,934,588

		460,551,660
TEXTILES, APPAREL & LUXURY GOODS — 1.36%
Fossil Group Inc.[a]	38,016	4,209,892
Michael Kors Holdings Ltd.[a,b]	267,806	20,112,231
Nike Inc. Class B	906,035	87,115,265
Ralph Lauren Corp.	43,300	8,017,428
Under Armour Inc. Class Aa,b	216,667	14,711,689
VF Corp.	448,762	33,612,274

		167,778,779
TOBACCO — 2.21%
Altria Group Inc.	2,566,024	126,428,002
Lorillard Inc.	467,656	29,434,269
Philip Morris International Inc.	1,109,520	90,370,404
Reynolds American Inc.	400,579	25,745,212

		271,977,887
TRADING COMPANIES & DISTRIBUTORS — 0.27%
Fastenal Co.	223,586	10,633,750
United Rentals Inc.[a,b]	129,802	13,241,102
W.W. Grainger Inc.	38,688	9,861,185

		33,736,037

TOTAL COMMON STOCKS (Cost: $8,972,335,084)		12,268,334,024

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.20%

MONEY MARKET FUNDS — 1.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	130,326,063	$130,326,063
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	7,944,180	7,944,180
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	9,554,682	9,554,682

		147,824,925

TOTAL SHORT-TERM INVESTMENTS (Cost: $147,824,925)		147,824,925

TOTAL INVESTMENTS IN SECURITIES — 101.01% (Cost: $9,120,160,009)		12,416,158,949
Other Assets, Less Liabilities — (1.01)%		(124,308,124)

NET ASSETS — 100.00%		$12,291,850,825

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	174	Mar. 2015	Chicago Mercantile	$17,855,880	$492,869

See accompanying notes to schedules of investments.

350

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 VALUE ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 3.37%
Boeing Co. (The)	325,530	$42,312,390
General Dynamics Corp.	102,020	14,039,992
Honeywell International Inc.	376,650	37,634,868
L-3 Communications Holdings Inc.	83,602	10,551,408
Lockheed Martin Corp.	89,650	17,263,901
Northrop Grumman Corp.	107,112	15,787,238
Precision Castparts Corp.	64,381	15,508,095
Raytheon Co.	302,800	32,753,876
Rockwell Collins Inc.	48,059	4,060,024
Textron Inc.	148,659	6,260,031
United Technologies Corp.	832,526	95,740,490

		291,912,313
AIR FREIGHT & LOGISTICS — 0.66%
Expeditors International of Washington Inc.	100,015	4,461,669
FedEx Corp.	116,400	20,214,024
United Parcel Service Inc.	294,313	32,718,776

		57,394,469
AUTO COMPONENTS — 0.84%
BorgWarner Inc.	223,272	12,268,796
Delphi Automotive PLC	290,740	21,142,613
Goodyear Tire & Rubber Co. (The)	269,169	7,690,158
Johnson Controls Inc.	654,164	31,622,288

		72,723,855
AUTOMOBILES — 1.28%
Ford Motor Co.	3,779,174	58,577,197
General Motors Co.	1,325,249	46,264,443
Harley-Davidson Inc.	88,040	5,802,716

		110,644,356
BEVERAGES — 1.53%
Coca-Cola Co. (The)	1,703,189	71,908,639
Coca-Cola Enterprises Inc.	105,341	4,658,179
PepsiCo Inc.	587,835	55,585,678

		132,152,496
BIOTECHNOLOGY — 0.09%
Vertex Pharmaceuticals Inc.[a]	68,405	8,126,514

		8,126,514
BUILDING PRODUCTS — 0.08%
Allegion PLC	33,155	1,838,776
Masco Corp.	191,603	4,828,396

		6,667,172
CAPITAL MARKETS — 3.25%
Affiliated Managers Group Inc.[a]	20,291	4,306,562

Security	Shares	Value

Bank of New York Mellon Corp. (The)	1,105,377	$44,845,145
BlackRock Inc.[b]	45,036	16,103,072
Charles Schwab Corp. (The)	394,922	11,922,695
E*TRADE Financial Corp.[a]	171,186	4,152,116
Franklin Resources Inc.	188,664	10,446,326
Goldman Sachs Group Inc. (The)	397,747	77,095,301
Invesco Ltd.	181,580	7,176,042
Morgan Stanley	1,499,199	58,168,921
Northern Trust Corp.	110,868	7,472,503
State Street Corp.	409,958	32,181,703
T. Rowe Price Group Inc.	83,904	7,203,998

		281,074,384
CHEMICALS — 2.49%
Air Products and Chemicals Inc.	54,770	7,899,477
Airgas Inc.	30,556	3,519,440
CF Industries Holdings Inc.	22,426	6,111,982
Dow Chemical Co. (The)	1,087,842	49,616,474
E.I. du Pont de Nemours and Co.	444,793	32,887,994
Eastman Chemical Co.	145,849	11,064,105
FMC Corp.	130,625	7,449,544
International Flavors & Fragrances Inc.	34,409	3,487,696
LyondellBasell Industries NV Class A	408,051	32,395,169
Monsanto Co.	161,609	19,307,427
Mosaic Co. (The)	309,924	14,148,031
PPG Industries Inc.	45,817	10,590,600
Praxair Inc.	134,473	17,422,322

		215,900,261
COMMERCIAL BANKS — 10.86%
Bank of America Corp.	10,326,450	184,740,191
BB&T Corp.	707,295	27,506,703
Citigroup Inc.	2,974,761	160,964,318
Comerica Inc.	176,239	8,255,035
Fifth Third Bancorp	809,142	16,486,268
Huntington Bancshares Inc.	798,941	8,404,859
JPMorgan Chase & Co.	3,670,655	229,709,590
KeyCorp	850,698	11,824,702
M&T Bank Corp.	129,732	16,296,934
PNC Financial Services Group Inc. (The)[b]	516,705	47,138,997
Regions Financial Corp.	743,416	7,850,473
SunTrust Banks Inc.	512,048	21,454,811
U.S. Bancorp	913,676	41,069,736
Wells Fargo & Co.	2,781,266	152,469,002
Zions Bancorp	198,653	5,663,597

		939,835,216
COMMERCIAL SERVICES & SUPPLIES — 0.47%
ADT Corp. (The)	171,083	6,198,337
Pitney Bowes Inc.	198,341	4,833,570
Republic Services Inc.	247,885	9,977,371
Tyco International PLC	209,565	9,191,521
Waste Management Inc.	209,097	10,730,858

		40,931,657
COMMUNICATIONS EQUIPMENT — 0.85%
Cisco Systems Inc.	1,807,645	50,279,646
Harris Corp.	102,622	7,370,312
Juniper Networks Inc.	378,045	8,437,964
Motorola Solutions Inc.	108,165	7,255,708

		73,343,630

351

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2014

Security	Shares	Value

COMPUTERS & PERIPHERALS — 1.12%
EMC Corp.	579,473	$17,233,527
Hewlett-Packard Co.	1,832,560	73,540,633
NetApp Inc.	146,653	6,078,767

		96,852,927
CONSTRUCTION & ENGINEERING — 0.21%
Fluor Corp.	153,406	9,301,006
Jacobs Engineering Group Inc.[a]	127,910	5,716,298
Quanta Services Inc.[a]	114,072	3,238,504

		18,255,808
CONSTRUCTION MATERIALS — 0.04%
Vulcan Materials Co.	52,110	3,425,190

		3,425,190
CONSUMER FINANCE — 1.01%
American Express Co.	358,240	33,330,649
Capital One Financial Corp.	545,927	45,066,274
Discover Financial Services	133,496	8,742,653

		87,139,576
CONTAINERS & PACKAGING — 0.26%
Avery Dennison Corp.	89,096	4,622,300
Ball Corp.	41,999	2,863,072
MeadWestvaco Corp.	163,687	7,266,066
Owens-Illinois Inc.[a]	162,849	4,395,295
Sealed Air Corp.	75,010	3,182,674

		22,329,407
DISTRIBUTORS — 0.08%
Genuine Parts Co.	63,027	6,716,787

		6,716,787
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	89,755	3,022,948

		3,022,948
DIVERSIFIED FINANCIAL SERVICES — 3.76%
Berkshire Hathaway Inc. Class Ba	1,790,601	268,858,740
CME Group Inc./IL	310,919	27,562,969
Intercontinental Exchange Inc.	33,144	7,268,148
Leucadia National Corp.	310,759	6,967,217
McGraw Hill Financial Inc.	98,650	8,777,877
NASDAQ OMX Group Inc. (The)	115,006	5,515,688

		324,950,639
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.50%
AT&T Inc.	5,093,289	171,083,578
CenturyLink Inc.	560,398	22,180,553
Frontier Communications Corp.	548,079	3,655,687

Security	Shares	Value

Verizon Communications Inc.	4,074,755	$190,617,039
Windstream Holdings Inc.	244,852	2,017,580

		389,554,437
ELECTRIC UTILITIES — 3.46%
American Electric Power Co. Inc.	480,409	29,170,434
Duke Energy Corp.	694,518	58,020,034
Edison International	179,164	11,731,659
Entergy Corp.	177,224	15,503,556
Exelon Corp.	843,948	31,293,592
FirstEnergy Corp.	413,198	16,110,590
NextEra Energy Inc.	210,013	22,322,282
Northeast Utilities	311,076	16,648,788
Pepco Holdings Inc.	247,127	6,655,130
Pinnacle West Capital Corp.	108,437	7,407,331
PPL Corp.	653,063	23,725,779
Southern Co. (The)	883,558	43,391,533
Xcel Energy Inc.	496,560	17,836,435

		299,817,143
ELECTRICAL EQUIPMENT — 0.99%
AMETEK Inc.	96,142	5,059,953
Eaton Corp. PLC	466,036	31,671,807
Emerson Electric Co.	681,108	42,044,797
Rockwell Automation Inc.	65,212	7,251,574

		86,028,131
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.38%
Corning Inc.	717,465	16,451,472
FLIR Systems Inc.	73,767	2,383,412
TE Connectivity Ltd.	215,641	13,639,293

		32,474,177
ENERGY EQUIPMENT & SERVICES — 2.09%
Baker Hughes Inc.	424,874	23,822,685
Cameron International Corp.[a]	108,432	5,416,178
Diamond Offshore Drilling Inc.[c]	66,426	2,438,499
Ensco PLC Class Ac	230,039	6,889,668
FMC Technologies Inc.[a]	73,843	3,458,806
Halliburton Co.	832,155	32,728,656
Helmerich & Payne Inc.	106,122	7,154,745
Nabors Industries Ltd.	286,087	3,713,409
National Oilwell Varco Inc.	422,800	27,706,084
Nobel Corp. PLC	246,329	4,081,672
Schlumberger Ltd.	669,680	57,197,369
Transocean Ltd.[c]	334,002	6,122,257

		180,730,028
FOOD & STAPLES RETAILING — 3.75%
Costco Wholesale Corp.	429,854	60,931,805
Kroger Co. (The)	255,587	16,411,241
Safeway Inc.	225,933	7,934,767
Sysco Corp.	577,268	22,911,767
Wal-Mart Stores Inc.	1,550,831	133,185,366
Walgreens Boots Alliance Inc.	854,141	65,085,544
Whole Foods Market Inc.	353,259	17,811,319

		324,271,809

352

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2014

Security	Shares	Value

FOOD PRODUCTS — 2.10%
Archer-Daniels-Midland Co.	632,168	$32,872,736
Campbell Soup Co.	74,407	3,273,908
ConAgra Foods Inc.	254,472	9,232,244
General Mills Inc.	296,422	15,808,185
Hershey Co. (The)	55,015	5,717,709
Hormel Foods Corp.	57,096	2,974,702
J.M. Smucker Co. (The)	99,983	10,096,283
Kellogg Co.	126,245	8,261,473
Kraft Foods Group Inc.	289,094	18,114,630
McCormick & Co. Inc. NVS	56,797	4,220,017
Mondelez International Inc. Class A	1,649,574	59,920,776
Tyson Foods Inc. Class A	287,734	11,535,256

		182,027,919
GAS UTILITIES — 0.04%
AGL Resources Inc.	70,042	3,817,989

		3,817,989
HEALTH CARE EQUIPMENT & SUPPLIES — 0.97%
Abbott Laboratories	887,153	39,939,628
Baxter International Inc.	218,204	15,992,171
Boston Scientific Corp.[a]	703,056	9,315,492
DENTSPLY International Inc.	53,174	2,832,579
St. Jude Medical Inc.	106,472	6,923,874
Varian Medical Systems Inc.[a,c]	30,643	2,650,926
Zimmer Holdings Inc.	54,806	6,216,097

		83,870,767
HEALTH CARE PROVIDERS & SERVICES — 2.87%
Aetna Inc.	189,943	16,872,637
Anthem Inc.	265,062	33,310,342
Cardinal Health Inc.	324,987	26,236,200
Cigna Corp.	143,840	14,802,574
Express Scripts Holding Co.[a]	381,948	32,339,537
Humana Inc.	150,562	21,625,220
Laboratory Corp. of America Holdings[a]	82,976	8,953,110
McKesson Corp.	132,058	27,412,600
Patterson Companies Inc.	34,766	1,672,245
Quest Diagnostics Inc.	141,927	9,517,625
Tenet Healthcare Corp.[a,c]	48,593	2,462,207
UnitedHealth Group Inc.	480,657	48,589,616
Universal Health Services Inc. Class B	42,229	4,698,399

		248,492,312
HOTELS, RESTAURANTS & LEISURE — 1.35%
Carnival Corp.	442,279	20,048,507
Darden Restaurants Inc.	130,252	7,636,675
McDonald’s Corp.	458,707	42,980,846
Royal Caribbean Cruises Ltd.	72,160	5,948,149
Starbucks Corp.	242,486	19,895,976
Starwood Hotels & Resorts Worldwide Inc.	76,911	6,235,175
Yum! Brands Inc.	189,029	13,770,762

		116,516,090
HOUSEHOLD DURABLES — 0.34%
Garmin Ltd.	51,234	2,706,692

Security	Shares	Value

Mohawk Industries Inc.[a]	32,402	$5,033,975
Newell Rubbermaid Inc.	91,176	3,472,894
PulteGroup Inc.	152,936	3,282,007
Whirlpool Corp.	76,472	14,815,685

		29,311,253
HOUSEHOLD PRODUCTS —1.98%
Clorox Co. (The)	53,242	5,548,349
Colgate-Palmolive Co.	344,910	23,864,323
Kimberly-Clark Corp.	160,925	18,593,274
Procter & Gamble Co. (The)	1,353,185	123,261,622

		171,267,568
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.21%
AES Corp. (The)	644,178	8,870,331
NRG Energy Inc.	332,013	8,947,750

		17,818,081
INDUSTRIAL CONGLOMERATES — 3.58%
3M Co.	207,658	34,122,363
Danaher Corp.	258,130	22,124,322
General Electric Co.	9,860,751	249,181,178
Roper Industries Inc.	29,400	4,596,690

		310,024,553
INSURANCE — 5.25%
ACE Ltd.	325,753	37,422,505
Aflac Inc.	442,448	27,029,148
Allstate Corp. (The)	242,995	17,070,399
American International Group Inc.	1,374,620	76,992,466
Aon PLC	117,594	11,151,439
Assurant Inc.	68,724	4,702,783
Chubb Corp. (The)	231,562	23,959,720
Cincinnati Financial Corp.	144,488	7,488,813
Genworth Financial Inc. Class Aa	484,944	4,122,024
Hartford Financial Services Group Inc. (The)	423,688	17,663,553
Lincoln National Corp.	255,105	14,711,905
Loews Corp.	293,919	12,350,476
Marsh & McLennan Companies Inc.	212,458	12,161,096
MetLife Inc.	1,115,526	60,338,801
Principal Financial Group Inc.	268,186	13,929,581
Progressive Corp. (The)	525,242	14,176,282
Prudential Financial Inc.	449,724	40,682,033
Torchmark Corp.	126,046	6,827,912
Travelers Companies Inc. (The)	325,415	34,445,178
Unum Group	247,451	8,631,091
XL Group PLC	253,406	8,709,564

		454,566,769
IT SERVICES — 2.46%
Accenture PLC Class A	264,950	23,662,685
Computer Sciences Corp.	137,955	8,698,063
Fidelity National Information Services Inc.	102,816	6,395,155
International Business Machines Corp.	903,751	144,997,810
Paychex Inc.	115,128	5,315,460
Teradata Corp.[a,c]	71,081	3,104,818
Total System Services Inc.	52,248	1,774,342
Western Union Co.	224,757	4,025,398

353

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2014

Security	Shares	Value

Xerox Corp.	1,053,700	$14,604,282

		212,578,013
LEISURE EQUIPMENT & PRODUCTS — 0.16%
Hasbro Inc.	57,009	3,134,925
Mattel Inc.	332,721	10,296,051

		13,430,976
LIFE SCIENCES TOOLS & SERVICES — 0.22%
Agilent Technologies Inc.	327,501	13,407,891
PerkinElmer Inc.	44,677	1,953,725
Waters Corp.[a]	28,812	3,247,689

		18,609,305
MACHINERY — 2.71%
Caterpillar Inc.	594,465	54,411,381
Cummins Inc.	166,841	24,053,467
Deere & Co.	351,944	31,136,486
Dover Corp.	162,379	11,645,822
Flowserve Corp.	133,670	7,997,476
Illinois Tool Works Inc.	155,397	14,716,096
Ingersoll-Rand PLC	260,684	16,524,759
Joy Global Inc.	95,986	4,465,269
PACCAR Inc.	163,422	11,114,330
Pall Corp.	35,807	3,624,027
Parker-Hannifin Corp.	145,964	18,822,058
Pentair PLC	183,429	12,183,354
Snap-on Inc.	19,534	2,671,079
Stanley Black & Decker Inc.	153,829	14,779,890
Xylem Inc.	178,306	6,788,109

		234,933,603
MEDIA — 1.76%
Cablevision NY Group Class A	213,863	4,414,132
CBS Corp. Class B NVS	252,833	13,991,778
Comcast Corp. Class A	834,826	48,428,256
Gannett Co. Inc.	221,648	7,077,221
Interpublic Group of Companies Inc. (The)	210,482	4,371,711
News Corp. Class A NVS[a]	489,050	7,673,195
Omnicom Group Inc.	116,913	9,057,250
Time Warner Cable Inc.	90,897	13,821,798
Twenty-First Century Fox Inc. Class A	782,939	30,068,772
Viacom Inc. Class B NVS	177,754	13,375,989

		152,280,102
METALS & MINING — 0.81%
Alcoa Inc.	1,157,549	18,277,699
Allegheny Technologies Inc.	107,449	3,736,002
Freeport-McMoRan Inc.	1,020,357	23,835,539
Newmont Mining Corp.	489,809	9,257,390
Nucor Corp.	313,240	15,364,422

		70,471,052
MULTI-UTILITIES — 2.01%
Ameren Corp.	238,260	10,990,934
CenterPoint Energy Inc.	422,043	9,888,467
CMS Energy Corp.	270,103	9,386,079

Security	Shares	Value

Consolidated Edison Inc.	287,599	$18,984,410
Dominion Resources Inc.	303,882	23,368,526
DTE Energy Co.	173,799	15,011,020
Integrys Energy Group Inc.	42,095	3,277,096
NiSource Inc.	164,307	6,969,903
PG&E Corp.	466,508	24,836,886
Public Service Enterprise Group Inc.	496,912	20,577,126
SCANA Corp.	139,979	8,454,731
Sempra Energy	102,141	11,374,422
TECO Energy Inc.	229,489	4,702,230
Wisconsin Energy Corp.	112,914	5,955,084

		173,776,914
MULTILINE RETAIL — 0.97%
Dollar General Corp.[a]	113,228	8,005,220
Family Dollar Stores Inc.	48,821	3,867,111
Kohl’s Corp.	198,371	12,108,566
Macy’s Inc.	193,260	12,706,845
Target Corp.	625,458	47,478,517

		84,166,259
OIL, GAS & CONSUMABLE FUELS — 11.99%
Anadarko Petroleum Corp.	238,712	19,693,740
Apache Corp.	369,689	23,168,410
Chesapeake Energy Corp.	509,434	9,969,623
Chevron Corp.	1,856,265	208,235,808
Cimarex Energy Co.	41,792	4,429,952
ConocoPhillips	1,208,674	83,471,026
CONSOL Energy Inc.	226,038	7,642,345
Denbury Resources Inc.	348,483	2,833,167
Devon Energy Corp.	377,607	23,113,324
EQT Corp.	50,827	3,847,604
Exxon Mobil Corp.	4,158,025	384,409,411
Hess Corp.	249,539	18,420,969
Marathon Oil Corp.	662,716	18,748,236
Marathon Petroleum Corp.	275,135	24,833,685
Murphy Oil Corp.	163,836	8,276,995
Newfield Exploration Co.[a]	135,511	3,675,058
Noble Energy Inc.	353,862	16,783,675
Occidental Petroleum Corp.	761,427	61,378,631
ONEOK Inc.	204,441	10,179,117
Phillips 66	543,522	38,970,527
Pioneer Natural Resources Co.	45,224	6,731,592
QEP Resources Inc.	163,818	3,312,400
Southwestern Energy Co.[a]	346,746	9,462,698
Spectra Energy Corp.	309,679	11,241,348
Tesoro Corp.	123,971	9,217,244
Valero Energy Corp.	511,838	25,335,981

		1,037,382,566
PAPER & FOREST PRODUCTS — 0.26%
International Paper Co.	415,971	22,287,726

		22,287,726
PERSONAL PRODUCTS — 0.13%
Avon Products Inc.	429,338	4,031,484
Estee Lauder Companies Inc. (The) Class A	96,598	7,360,767

		11,392,251

354

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2014

Security	Shares	Value

PHARMACEUTICALS — 5.37%
Bristol-Myers Squibb Co.	765,541	$45,189,885
Eli Lilly and Co.	375,233	25,887,325
Johnson & Johnson	1,154,392	120,714,772
Merck & Co. Inc.	1,203,733	68,359,997
Perrigo Co. PLC	69,119	11,553,932
Pfizer Inc.	6,186,828	192,719,692

		464,425,603
PROFESSIONAL SERVICES — 0.05%
Dun & Bradstreet Corp. (The)	12,756	1,542,966
Equifax Inc.	35,702	2,887,220

		4,430,186
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.54%
HCP Inc.	198,439	8,737,269
Plum Creek Timber Co. Inc.[c]	86,364	3,695,516
Prologis Inc.	490,963	21,126,138
Vornado Realty Trust	66,868	7,871,032
Weyerhaeuser Co.	149,327	5,359,346

		46,789,301
ROAD & RAIL — 0.25%
Kansas City Southern Industries Inc.	49,688	6,063,427
Norfolk Southern Corp.	100,278	10,991,471
Ryder System Inc.	51,889	4,817,894

		21,872,792
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.79%
Altera Corp.	146,383	5,407,388
Analog Devices Inc.	149,743	8,313,731
Applied Materials Inc.	430,716	10,733,443
First Solar Inc.[a]	74,168	3,307,522
KLA-Tencor Corp.	88,579	6,228,875
Linear Technology Corp.	107,382	4,896,619
Microchip Technology Inc.	75,357	3,399,354
Texas Instruments Inc.	373,408	19,964,259
Xilinx Inc.	132,151	5,720,817

		67,972,008
SOFTWARE — 1.01%
Adobe Systems Inc.[a]	144,232	10,485,666
CA Inc.	314,562	9,578,413
Oracle Corp.	1,079,986	48,566,971
Salesforce.com Inc.[a]	184,398	10,936,645
Symantec Corp.	304,972	7,824,057

		87,391,752
SPECIALTY RETAIL — 0.95%
AutoNation Inc.[a,c]	42,870	2,589,777
Bed Bath & Beyond Inc.[a]	92,565	7,050,676
Best Buy Co. Inc.	285,879	11,143,563
CarMax Inc.[a,c]	105,706	7,037,905
GameStop Corp. Class Ac	107,182	3,622,752
Gap Inc. (The)	146,412	6,165,409
L Brands Inc.	72,341	6,261,114

Security	Shares	Value

PetSmart Inc.	46,559	$3,785,014
Staples Inc.	628,268	11,384,216
Tiffany & Co.	34,423	3,678,442
TJX Companies Inc. (The)	229,995	15,773,057
Urban Outfitters Inc.[a]	98,790	3,470,493

		81,962,418
TEXTILES, APPAREL & LUXURY GOODS — 0.31%
Coach Inc.	270,616	10,164,337
Fossil Group Inc.[a]	15,530	1,719,792
PVH Corp.	80,906	10,369,722
Ralph Lauren Corp.	26,641	4,932,848

		27,186,699
THRIFTS & MORTGAGE FINANCE — 0.11%
Hudson City Bancorp Inc.	470,689	4,763,373
People’s United Financial Inc.	300,881	4,567,373

		9,330,746
TOBACCO — 0.65%
Philip Morris International Inc.	686,542	55,918,846

		55,918,846
TRADING COMPANIES & DISTRIBUTORS — 0.14%
Fastenal Co.	99,576	4,735,835
W.W. Grainger Inc.	30,353	7,736,676

		12,472,511

TOTAL COMMON STOCKS (Cost: $7,366,919,899)		8,635,050,260

SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,d,e]	24,335,149	24,335,149
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b,d,e]	1,483,378	1,483,378

355

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	6,384,624	$6,384,624

		32,203,151

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,203,151)		32,203,151

TOTAL INVESTMENTS IN SECURITIES — 100.16% (Cost: $7,399,123,050)		8,667,253,411
Other Assets, Less Liabilities — (0.16)%		(14,084,781)

NET ASSETS — 100.00%		$8,653,168,630

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	129	Mar. 2015	Chicago Mercantile	$13,237,980	$242,526

See accompanying notes to schedules of investments.

356

Schedule of Investments  (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 0.98%
B/E Aerospace Inc.[a]	366,006	$21,235,668
Esterline Technologies Corp.[a]	105,814	11,605,680
Huntington Ingalls Industries Inc.	118,014	13,271,854
KLX Inc.[a]	451	18,604

		46,131,806
AIRLINES — 1.36%
Alaska Air Group Inc.	714,449	42,695,472
JetBlue Airways Corp.[a,b]	1,331,182	21,112,547

		63,808,019
AUTO COMPONENTS — 0.61%
Gentex Corp.	794,990	28,722,989

		28,722,989
AUTOMOBILES — 0.13%
Thor Industries Inc.	108,061	6,037,368

		6,037,368
BIOTECHNOLOGY — 1.35%
Cubist Pharmaceuticals Inc.[a]	294,172	29,608,412
United Therapeutics Corp.[a,b]	258,000	33,408,420

		63,016,832
BUILDING PRODUCTS — 1.18%
A.O. Smith Corp.	269,610	15,208,700
Fortune Brands Home & Security Inc.	565,475	25,599,053
Lennox International Inc.	153,617	14,604,368

		55,412,121
CAPITAL MARKETS — 1.88%
Eaton Vance Corp. NVS	353,242	14,458,195
Federated Investors Inc. Class B	279,023	9,188,227
Janus Capital Group Inc.	429,981	6,935,594
Raymond James Financial Inc.	321,414	18,413,808
SEI Investments Co.	708,389	28,363,896
Waddell & Reed Financial Inc. Class A	213,414	10,632,285

		87,992,005
CHEMICALS — 3.29%
Ashland Inc.	169,824	20,338,122
Cytec Industries Inc.	391,416	18,071,677
Minerals Technologies Inc.	187,393	13,014,444
NewMarket Corp.	41,071	16,573,381
PolyOne Corp.	276,487	10,481,622
RPM International Inc.	478,408	24,260,070
Scotts Miracle-Gro Co. (The) Class A	115,480	7,196,713
Sensient Technologies Corp.	135,868	8,198,275

Security	Shares	Value

Valspar Corp. (The)	413,977	$35,800,731

		153,935,035
COMMERCIAL BANKS — 1.87%
East West Bancorp Inc.	366,420	14,184,118
First Horizon National Corp.	651,182	8,843,052
PacWest Bancorp	241,503	10,978,726
Signature Bank[a]	273,233	34,416,429
SVB Financial Group[a]	165,688	19,231,406

		87,653,731
COMMERCIAL SERVICES & SUPPLIES — 1.49%
Copart Inc.[a,b]	617,475	22,531,663
Deluxe Corp.	167,242	10,410,815
HNI Corp.	139,522	7,123,993
MSA Safety Inc.	78,903	4,188,960
Rollins Inc.	243,141	8,047,967
Waste Connections Inc.	397,699	17,494,779

		69,798,177
COMMUNICATIONS EQUIPMENT — 1.24%
ARRIS Group Inc.[a]	715,476	21,600,220
InterDigital Inc.	201,839	10,677,283
Plantronics Inc.	163,067	8,645,812
Riverbed Technology Inc.[a]	842,367	17,192,711

		58,116,026
COMPUTERS & PERIPHERALS — 0.23%
3D Systems Corp.[a,b]	329,285	10,823,598

		10,823,598
CONSTRUCTION MATERIALS — 0.44%
Eagle Materials Inc.	272,963	20,753,377

		20,753,377
CONSUMER FINANCE — 0.24%
SLM Corp.[a]	1,080,161	11,006,841

		11,006,841
CONTAINERS & PACKAGING — 0.89%
Packaging Corp. of America	534,270	41,699,773

		41,699,773
DISTRIBUTORS — 0.99%
LKQ Corp.[a,b]	1,645,635	46,275,256

		46,275,256
DIVERSIFIED CONSUMER SERVICES — 0.69%
DeVry Education Group Inc.	146,449	6,951,934
Service Corp. International	1,127,637	25,597,360

		32,549,294

357

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2014

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.03%
CBOE Holdings Inc.	458,336	$29,067,669
MSCI Inc. Class Ab	407,630	19,337,967

		48,405,636
ELECTRIC UTILITIES — 0.30%
IDACORP Inc.	125,467	8,304,661
PNM Resources Inc.	193,988	5,747,864

		14,052,525
ELECTRICAL EQUIPMENT — 1.01%
Acuity Brands Inc.	235,518	32,989,006
Hubbell Inc. Class B	135,705	14,497,365

		47,486,371
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.63%
Belden Inc.	123,194	9,708,919
Cognex Corp.	472,717	19,537,394
FEI Co.	108,277	9,782,827
IPG Photonics Corp.[a,b]	129,058	9,669,025
Keysight Technologies Inc.[a]	636,748	21,502,980
National Instruments Corp.	300,889	9,354,639
Trimble Navigation Ltd.[a,b]	829,880	22,025,015
Zebra Technologies Corp. Class Aa	276,541	21,407,039

		122,987,838
ENERGY EQUIPMENT & SERVICES — 1.31%
Dresser-Rand Group Inc.[a]	416,258	34,049,904
Dril-Quip Inc.[a]	100,564	7,716,276
Oceaneering International Inc.	336,468	19,787,683

		61,553,863
FOOD & STAPLES RETAILING — 0.11%
SUPERVALU Inc.[a,b]	528,867	5,130,010

		5,130,010
FOOD PRODUCTS — 1.79%
Hain Celestial Group Inc.[a,b]	549,896	32,053,438
Lancaster Colony Corp.	52,978	4,960,860
Post Holdings Inc.[a,b]	119,969	5,025,501
TreeHouse Foods Inc.[a]	101,072	8,644,688
WhiteWave Foods Co. (The) Class Aa	946,856	33,130,492

		83,814,979
GAS UTILITIES — 1.31%
National Fuel Gas Co.	205,751	14,305,867
Questar Corp.	456,872	11,549,724
UGI Corp.	936,361	35,562,991

		61,418,582
HEALTH CARE EQUIPMENT & SUPPLIES — 5.10%
Align Technology Inc.[a,b]	392,426	21,940,538
Cooper Companies Inc. (The)	262,196	42,499,350
Hill-Rom Holdings Inc.	162,106	7,395,276

Security	Shares	Value

Hologic Inc.[a,b]	1,316,569	$35,205,055
IDEXX Laboratories Inc.[a,b]	258,938	38,392,737
ResMed Inc.[b]	530,087	29,716,677
Sirona Dental Systems Inc.[a]	300,704	26,272,508
Steris Corp.	322,702	20,927,225
Teleflex Inc.	146,192	16,785,765

		239,135,131
HEALTH CARE PROVIDERS & SERVICES — 3.53%
Centene Corp.[a]	318,605	33,087,129
Henry Schein Inc.[a]	310,985	42,340,608
LifePoint Hospitals Inc.[a]	122,865	8,835,222
MEDNAX Inc.[a]	545,313	36,050,643
Omnicare Inc.	313,629	22,872,963
VCA Inc.[a,b]	456,855	22,280,818

		165,467,383
HEALTH CARE TECHNOLOGY — 0.11%
HMS Holdings Corp.[a,b]	249,019	5,264,262

		5,264,262
HOTELS, RESTAURANTS & LEISURE — 2.03%
Brinker International Inc.	345,121	20,255,151
Cheesecake Factory Inc. (The)	127,077	6,393,244
Domino’s Pizza Inc.	298,716	28,130,086
International Game Technology	644,944	11,125,284
Life Time Fitness Inc.[a,b]	95,376	5,400,189
Panera Bread Co. Class Aa,b	96,007	16,782,024
Wendy’s Co. (The)	786,667	7,103,603

		95,189,581
HOUSEHOLD DURABLES — 2.27%
Jarden Corp.[a]	573,240	27,446,731
KB Home	213,690	3,536,569
NVR Inc.[a,b]	21,132	26,950,274
Tempur Sealy International Inc.[a,b]	330,792	18,163,789
Toll Brothers Inc.[a]	879,217	30,130,767

		106,228,130
HOUSEHOLD PRODUCTS — 1.71%
Church & Dwight Co. Inc.	726,460	57,252,313
Energizer Holdings Inc.	178,731	22,977,657

		80,229,970
INDUSTRIAL CONGLOMERATES — 0.32%
Carlisle Companies Inc.	167,268	15,094,264

		15,094,264
INSURANCE — 2.60%
Alleghany Corp.[a]	41,096	19,047,996
Arthur J. Gallagher & Co.	569,634	26,818,369
Brown & Brown Inc.	409,749	13,484,840
Primerica Inc.	288,593	15,659,056
Protective Life Corp.	201,294	14,020,127
RenaissanceRe Holdings Ltd.	209,239	20,342,216

358

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2014

Security	Shares	Value

WR Berkley Corp.	242,613	$12,436,342

		121,808,946
INTERNET & CATALOG RETAIL — 0.29%
HSN Inc.	176,338	13,401,688

		13,401,688
INTERNET SOFTWARE & SERVICES — 2.30%
AOL Inc.[a,b]	219,962	10,155,645
Equinix Inc.[a]	297,600	67,474,848
Rackspace Hosting Inc.[a,b]	647,053	30,288,551

		107,919,044
IT SERVICES — 3.60%
Broadridge Financial Solutions Inc.	443,178	20,465,960
CoreLogic Inc.[a,b]	253,047	7,993,755
DST Systems Inc.	84,217	7,929,030
Gartner Inc.[a,b]	478,038	40,255,580
Global Payments Inc.	367,309	29,652,856
Jack Henry & Associates Inc.	297,550	18,489,757
VeriFone Systems Inc.[a,b]	613,980	22,840,056
WEX Inc.[a,b]	210,537	20,826,320

		168,453,314
LEISURE EQUIPMENT & PRODUCTS — 1.62%
Brunswick Corp.	504,798	25,875,946
Polaris Industries Inc.	331,722	50,169,635

		76,045,581
LIFE SCIENCES TOOLS & SERVICES — 2.29%
Bio-Techne Corp.	132,896	12,279,590
Charles River Laboratories International Inc.[a,b]	254,824	16,216,999
Covance Inc.[a]	307,283	31,908,267
Mettler-Toledo International Inc.[a,b]	155,025	46,888,862

		107,293,718
MACHINERY — 4.27%
CLARCOR Inc.	163,338	10,884,844
Donaldson Co. Inc.	339,823	13,127,362
Graco Inc.	219,614	17,608,651
IDEX Corp.	258,709	20,137,909
ITT Corp.	497,453	20,126,948
Lincoln Electric Holdings Inc.	210,934	14,573,430
Nordson Corp.	318,671	24,843,591
Trinity Industries Inc.	845,210	23,674,332
Wabtec Corp./DE	522,712	45,418,446
Woodward Inc.	199,708	9,831,625

		200,227,138
MARINE — 0.32%
Kirby Corp.[a]	185,927	15,011,746

		15,011,746
MEDIA — 1.26%
AMC Networks Inc. Class Aa,b	321,105	20,476,866

Security	Shares	Value

Cinemark Holdings Inc.	294,096	$10,463,936
John Wiley & Sons Inc. Class A	129,768	7,687,456
Live Nation Entertainment Inc.[a,b]	784,597	20,485,827

		59,114,085
METALS & MINING — 0.54%
Cliffs Natural Resources Inc.[b]	234,109	1,671,538
Compass Minerals International Inc.	105,753	9,182,533
Royal Gold Inc.	226,602	14,207,946

		25,062,017
MULTI-UTILITIES — 0.24%
Vectren Corp.	242,062	11,190,526

		11,190,526
MULTILINE RETAIL — 0.12%
Big Lots Inc.	138,784	5,554,136

		5,554,136
OIL, GAS & CONSUMABLE FUELS — 0.12%
California Resources Corp.[a]	1,043,037	5,747,134

		5,747,134
PHARMACEUTICALS — 1.62%
Endo International PLC[a]	500,847	36,121,086
Salix Pharmaceuticals Ltd.[a]	346,049	39,774,872

		75,895,958
PROFESSIONAL SERVICES — 0.28%
Corporate Executive Board Co. (The)	182,696	13,250,941

		13,250,941
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.90%
Alexandria Real Estate Equities Inc.[b]	265,914	23,597,208
American Campus Communities Inc.	393,903	16,291,828
BioMed Realty Trust Inc.	546,874	11,779,666
Camden Property Trust	469,188	34,644,842
Corporate Office Properties Trust	321,451	9,119,565
Duke Realty Corp.[b]	1,855,688	37,484,898
Equity One Inc.[b]	278,798	7,070,317
Extra Space Storage Inc.[b]	600,153	35,192,972
Federal Realty Investment Trust	369,995	49,379,533
Highwoods Properties Inc.[b]	332,101	14,705,432
Home Properties Inc.[b]	165,128	10,832,397
Hospitality Properties Trust[b]	520,244	16,127,564
Kilroy Realty Corp.	455,934	31,491,361
Lamar Advertising Co.	434,716	23,318,166
LaSalle Hotel Properties	606,428	24,542,141
Mid-America Apartment Communities Inc.[b]	257,432	19,225,022
National Retail Properties Inc.[b]	422,594	16,637,526
Omega Healthcare Investors Inc.[b]	692,006	27,036,674
Potlatch Corp.	122,900	5,145,823
Realty Income Corp.	1,209,287	57,695,083
Regency Centers Corp.	506,367	32,296,087
Senior Housing Properties Trust	542,572	11,996,267
SL Green Realty Corp.	330,207	39,301,237

359

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2014

Security	Shares	Value

Tanger Factory Outlet Centers Inc.[b]	369,775	$13,666,884
Taubman Centers Inc.	240,376	18,369,534
UDR Inc.	1,385,963	42,715,380
Weingarten Realty Investors[b]	610,914	21,333,117

		650,996,524
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.99%
Alexander & Baldwin Inc.	246,151	9,663,888
Jones Lang LaSalle Inc.	243,408	36,494,162

		46,158,050
ROAD & RAIL — 2.32%
Genesee & Wyoming Inc. Class Aa	180,688	16,247,465
J.B. Hunt Transport Services Inc.	502,603	42,344,303
Landstar System Inc.	242,956	17,621,599
Old Dominion Freight Line Inc.[a,b]	369,662	28,700,557
Werner Enterprises Inc.	121,589	3,787,497

		108,701,421
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.88%
Cypress Semiconductor Corp.[a]	368,970	5,268,892
Integrated Device Technology Inc.[a,b]	565,124	11,076,430
International Rectifier Corp.[a]	240,805	9,608,120
RF Micro Devices Inc.[a,b]	3,169,184	52,576,763
Semtech Corp.[a,b]	182,060	5,019,394
Silicon Laboratories Inc.[a,b]	147,389	7,018,664
Skyworks Solutions Inc.	1,035,334	75,279,135
SunEdison Inc.[a,b]	821,134	16,020,324

		181,867,722
SOFTWARE — 6.50%
ACI Worldwide Inc.[a]	624,209	12,590,295
Advent Software Inc.	143,082	4,384,032
ANSYS Inc.[a]	314,444	25,784,408
Cadence Design Systems Inc.[a,b]	1,589,640	30,155,471
CDK Global Inc.	584,462	23,822,671
CommVault Systems Inc.[a]	128,127	6,622,885
FactSet Research Systems Inc.	210,841	29,675,871
Fair Isaac Corp.	174,365	12,606,589
Fortinet Inc.[a,b]	752,032	23,057,301
Informatica Corp.[a]	312,806	11,928,857
PTC Inc.[a,b]	629,929	23,086,898
Rovi Corp.[a,b]	240,788	5,439,401
SolarWinds Inc.[a]	357,366	17,807,548
Solera Holdings Inc.	218,620	11,188,972
Synopsys Inc.[a]	550,053	23,910,804
Tyler Technologies Inc.[a]	179,398	19,633,317
Ultimate Software Group Inc. (The)[a,b]	154,073	22,620,227

		304,315,547
SPECIALTY RETAIL — 4.25%
Advance Auto Parts Inc.	396,391	63,137,159
Foot Locker Inc.	771,599	43,348,432
Signet Jewelers Ltd.	435,404	57,286,104
Williams-Sonoma Inc.	465,087	35,197,784

		198,969,479

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 2.43%
Carter’s Inc.	287,313	$25,085,298
Deckers Outdoor Corp.[a,b]	188,100	17,124,624
Hanesbrands Inc.	542,459	60,549,273
Kate Spade & Co.[a]	345,171	11,048,924

		113,808,119
TRADING COMPANIES & DISTRIBUTORS — 0.41%
GATX Corp.	122,170	7,029,662
MSC Industrial Direct Co. Inc. Class A	148,152	12,037,350

		19,067,012
WATER UTILITIES — 0.32%
Aqua America Inc.	556,376	14,855,239

		14,855,239

TOTAL COMMON STOCKS
(Cost: $3,850,227,950)		4,679,905,858

SHORT-TERM INVESTMENTS — 5.68%

MONEY MARKET FUNDS — 5.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	240,452,388	240,452,388
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	14,657,061	14,657,061
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	11,006,646	11,006,646

		266,116,095

TOTAL SHORT-TERM INVESTMENTS
(Cost: $266,116,095)		266,116,095

TOTAL INVESTMENTS IN SECURITIES — 105.57%
(Cost: $4,116,344,045)		4,946,021,953
Other Assets, Less Liabilities — (5.57)%		(261,065,924)

NET ASSETS — 100.00%		$4,684,956,029

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

360

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2014

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400	30	Mar. 2015	Chicago Mercantile	$4,345,800	$148,901

See accompanying notes to schedules of investments.

361

Schedule of Investments  (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.47%
Alliant Techsystems Inc.	173,634	$20,184,952
B/E Aerospace Inc.[a]	205,945	11,948,929
Esterline Technologies Corp.[a]	67,889	7,446,066
Exelis Inc.	1,015,649	17,804,327
Huntington Ingalls Industries Inc.	144,458	16,245,747
KLX Inc.[a]	286,249	11,807,771
Triumph Group Inc.	276,195	18,565,828

		104,003,620

AUTOMOBILES — 0.19%
Thor Industries Inc.	144,260	8,059,806

		8,059,806

BIOTECHNOLOGY — 0.29%
Cubist Pharmaceuticals Inc.[a]	120,194	12,097,526

		12,097,526

BUILDING PRODUCTS — 0.70%
A.O. Smith Corp.	139,505	7,869,477
Fortune Brands Home & Security Inc.	291,496	13,196,024
Lennox International Inc.	86,682	8,240,858

		29,306,359

CAPITAL MARKETS — 1.39%
Eaton Vance Corp. NVS	289,465	11,847,803
Federated Investors Inc. Class B	238,584	7,856,571
Janus Capital Group Inc.	368,734	5,947,679
Raymond James Financial Inc.	363,056	20,799,478
Waddell & Reed Financial Inc. Class A	240,714	11,992,372

		58,443,903

CHEMICALS — 2.73%
Albemarle Corp.	425,367	25,577,318
Ashland Inc.	176,971	21,194,047
Cabot Corp.	348,419	15,281,657
NewMarket Corp.	16,841	6,795,849
Olin Corp.	425,811	9,695,716
PolyOne Corp.	217,925	8,261,537
RPM International Inc.	246,965	12,523,595
Scotts Miracle-Gro Co. (The) Class A	125,810	7,840,479
Sensient Technologies Corp.	125,958	7,600,306

		114,770,504

COMMERCIAL BANKS — 7.96%
Associated Banc-Corp.	826,346	15,394,826
BancorpSouth Inc.	466,517	10,501,298
Bank of Hawaii Corp.	238,672	14,155,636
Cathay General Bancorp	404,342	10,347,112
City National Corp.	260,722	21,068,945
Commerce Bancshares Inc.	450,306	19,583,808

Security	Shares	Value

Cullen/Frost Bankers Inc.	298,294	$21,071,488
East West Bancorp Inc.	413,714	16,014,869
First Horizon National Corp.	627,955	8,527,629
First Niagara Financial Group Inc.	1,925,237	16,229,748
FirstMerit Corp.	899,586	16,993,180
Fulton Financial Corp.	1,008,211	12,461,488
Hancock Holding Co.	443,826	13,625,458
International Bancshares Corp.	315,675	8,378,014
PacWest Bancorp	176,238	8,011,779
Prosperity Bancshares Inc.	326,322	18,065,186
SVB Financial Group[a]	110,514	12,827,360
Synovus Financial Corp.	742,640	20,118,118
TCF Financial Corp.	909,834	14,457,262
Trustmark Corp.	367,317	9,013,959
Umpqua Holdings Corp.	1,181,385	20,095,359
Valley National Bancorp[b]	1,196,998	11,622,851
Webster Financial Corp.	490,895	15,968,814

		334,534,187

COMMERCIAL SERVICES & SUPPLIES — 1.77%
Clean Harbors Inc.[a,b]	296,782	14,260,375
Deluxe Corp.	102,963	6,409,447
Herman Miller Inc.	324,656	9,554,626
HNI Corp.	101,711	5,193,364
MSA Safety Inc.	93,023	4,938,591
R.R. Donnelley & Sons Co.	1,086,584	18,260,044
Rollins Inc.	104,790	3,468,549
Waste Connections Inc.	276,806	12,176,696

		74,261,692

COMMUNICATIONS EQUIPMENT — 1.01%
Ciena Corp.[a]	581,305	11,283,130
JDS Uniphase Corp.[a,b]	1,260,965	17,300,440
Plantronics Inc.	70,265	3,725,450
Polycom Inc.[a]	743,092	10,031,742

		42,340,762

COMPUTERS & PERIPHERALS — 1.44%
3D Systems Corp.[a,b]	239,516	7,872,891
Diebold Inc.	351,440	12,173,882
Lexmark International Inc. Class A	336,213	13,875,510
NCR Corp.[a,b]	915,396	26,674,639

		60,596,922

CONSTRUCTION & ENGINEERING — 1.10%
AECOM Technology Corp.[a,b]	836,205	25,395,546
Granite Construction Inc.	196,314	7,463,858
KBR Inc.	789,415	13,380,584

		46,239,988

CONSUMER FINANCE — 0.30%
SLM Corp.	1,218,472	12,416,230

		12,416,230

CONTAINERS & PACKAGING — 3.33%
AptarGroup Inc.[b]	351,896	23,520,729
Bemis Co. Inc.	542,980	24,548,126

362

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2014

Security	Shares	Value

Greif Inc. Class A	184,615	$8,719,366
Rock-Tenn Co. Class A	760,959	46,403,280
Silgan Holdings Inc.	237,312	12,719,923
Sonoco Products Co.	550,482	24,056,063

		139,967,487
DIVERSIFIED CONSUMER SERVICES — 1.45%
Apollo Education Group Inc.[a]	525,287	17,917,540
DeVry Education Group Inc.	166,013	7,880,637
Graham Holdings Co. Class B	23,943	20,679,808
Sotheby’s	333,767	14,412,059

		60,890,044
DIVERSIFIED FINANCIAL SERVICES — 0.23%
MSCI Inc. Class A	201,667	9,567,082

		9,567,082
ELECTRIC UTILITIES — 3.45%
Cleco Corp.	328,362	17,908,864
Great Plains Energy Inc.	836,480	23,764,397
Hawaiian Electric Industries Inc.[b]	557,759	18,673,771
IDACORP Inc.	147,817	9,784,007
OGE Energy Corp.	1,083,139	38,429,772
PNM Resources Inc.	238,814	7,076,059
Westar Energy Inc.[b]	710,613	29,305,680

		144,942,550
ELECTRICAL EQUIPMENT — 0.84%
Hubbell Inc. Class B	159,540	17,043,658
Regal Beloit Corp.	243,032	18,276,007

		35,319,665
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.97%
Arrow Electronics Inc.[a]	526,708	30,491,126
Avnet Inc.	744,840	32,043,017
Belden Inc.	109,772	8,651,131
FEI Co.	117,858	10,648,470
Ingram Micro Inc. Class Aa	847,734	23,431,368
IPG Photonics Corp.[a]	63,875	4,785,515
Itron Inc.[a,b]	212,751	8,997,240
Jabil Circuit Inc.	1,051,439	22,952,913
Keysight Technologies Inc.[a]	273,666	9,241,701
Knowles Corp.[a,b]	461,997	10,880,029
National Instruments Corp.	247,698	7,700,931
Tech Data Corp.[a,b]	208,167	13,162,400
Trimble Navigation Ltd.[a]	577,451	15,325,550
Vishay Intertechnology Inc.[b]	738,542	10,450,369

		208,761,760
ENERGY EQUIPMENT & SERVICES — 2.97%
Atwood Oceanics Inc.[a]	325,925	9,246,492
CARBO Ceramics Inc.	107,074	4,288,314
Dril-Quip Inc.[a]	114,120	8,756,428
Helix Energy Solutions Group Inc.[a,b]	534,257	11,593,377
Oceaneering International Inc.	234,009	13,762,069
Oil States International Inc.[a]	289,026	14,133,371
Patterson-UTI Energy Inc.	795,731	13,201,177

Security	Shares	Value

Rowan Companies PLC Class A	677,428	$15,797,621
Superior Energy Services Inc.	827,648	16,677,107
Tidewater Inc.	270,848	8,778,184
Unit Corp.[a]	251,107	8,562,749

		124,796,889
FOOD & STAPLES RETAILING — 0.64%
SUPERVALU Inc.[a]	596,383	5,784,915
United Natural Foods Inc.[a,b]	271,250	20,974,406

		26,759,321
FOOD PRODUCTS — 2.07%
Dean Foods Co.	510,895	9,901,145
Flowers Foods Inc.	1,004,565	19,277,602
Ingredion Inc.	390,555	33,134,686
Lancaster Colony Corp.	52,967	4,959,830
Post Holdings Inc.[a,b]	124,874	5,230,972
Tootsie Roll Industries Inc.	108,912	3,338,153
TreeHouse Foods Inc.[a]	129,022	11,035,252

		86,877,640
GAS UTILITIES — 2.07%
Atmos Energy Corp.	545,661	30,415,144
National Fuel Gas Co.	251,838	17,510,296
ONE GAS Inc.	283,318	11,678,368
Questar Corp.	495,961	12,537,894
WGL Holdings Inc.	270,445	14,771,706

		86,913,408
HEALTH CARE EQUIPMENT & SUPPLIES — 1.19%
Halyard Health Inc.[a]	252,839	11,496,589
Hill-Rom Holdings Inc.	150,513	6,866,403
ResMed Inc.[b]	227,643	12,761,666
Teleflex Inc.	78,941	9,064,006
Thoratec Corp.[a,b]	300,217	9,745,044

		49,933,708
HEALTH CARE PROVIDERS & SERVICES — 3.17%
Community Health Systems Inc.[a]	631,940	34,074,205
Health Net Inc./CAa	423,621	22,676,432
Henry Schein Inc.[a,b]	146,537	19,951,013
LifePoint Hospitals Inc.[a]	123,297	8,866,287
Omnicare Inc.	218,297	15,920,400
Owens & Minor Inc.[b]	343,311	12,053,649
WellCare Health Plans Inc.[a,b]	238,753	19,592,071

		133,134,057
HEALTH CARE TECHNOLOGY — 0.40%
Allscripts Healthcare Solutions Inc.[a,b]	921,062	11,761,962
HMS Holdings Corp.[a,b]	230,100	4,864,314

		16,626,276
HOTELS, RESTAURANTS & LEISURE — 1.02%
Cheesecake Factory Inc. (The)	123,158	6,196,079
International Game Technology	699,509	12,066,530
International Speedway Corp. Class A	152,524	4,827,385

363

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2014

Security	Shares	Value

Life Time Fitness Inc.[a,b]	100,169	$5,671,569
Panera Bread Co. Class Aa,b	43,325	7,573,210
Wendy’s Co. (The)	702,353	6,342,247

		42,677,020
HOUSEHOLD DURABLES — 1.11%
Jarden Corp.[a,b]	398,906	19,099,619
KB Home	283,436	4,690,866
M.D.C. Holdings Inc.	213,102	5,640,810
Tupperware Brands Corp.	273,954	17,259,102

		46,690,397
HOUSEHOLD PRODUCTS — 0.49%
Energizer Holdings Inc.	158,693	20,401,572

		20,401,572
INDUSTRIAL CONGLOMERATES — 0.39%
Carlisle Companies Inc.	181,488	16,377,477

		16,377,477
INSURANCE — 7.34%
Alleghany Corp.[a]	46,412	21,511,962
American Financial Group Inc.	401,266	24,364,872
Arthur J. Gallagher & Co.	307,275	14,466,507
Aspen Insurance Holdings Ltd.	338,559	14,818,727
Brown & Brown Inc.	231,284	7,611,556
Everest Re Group Ltd.[b]	245,865	41,870,809
First American Financial Corp.	583,294	19,773,667
Hanover Insurance Group Inc. (The)	239,480	17,079,714
HCC Insurance Holdings Inc.	526,157	28,159,923
Kemper Corp.	272,450	9,838,169
Mercury General Corp.	163,644	9,273,705
Old Republic International Corp.	1,319,409	19,302,954
Protective Life Corp.	227,355	15,835,276
Reinsurance Group of America Inc.	373,351	32,713,015
StanCorp Financial Group Inc.	228,677	15,975,375
WR Berkley Corp.	309,273	15,853,334

		308,449,565
INTERNET SOFTWARE & SERVICES — 0.22%
AOL Inc.[a]	203,581	9,399,335

		9,399,335
IT SERVICES — 2.04%
Acxiom Corp.[a]	420,086	8,515,143
Broadridge Financial Solutions Inc.	209,494	9,674,433
Convergys Corp.	546,228	11,126,664
CoreLogic Inc.[a]	234,970	7,422,702
DST Systems Inc.	75,077	7,068,499
Jack Henry & Associates Inc.	147,206	9,147,381
Leidos Holdings Inc.	338,471	14,730,258
NeuStar Inc. Class Aa,b	255,457	7,101,705
Science Applications International Corp.	220,120	10,902,544

		85,689,329

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.47%
Bio-Rad Laboratories Inc. Class Aa,b	111,878	$13,488,012
Bio-Techne Corp.	68,740	6,351,576

		19,839,588
MACHINERY — 5.10%
AGCO Corp.[b]	455,117	20,571,288
CLARCOR Inc.	109,276	7,282,153
Crane Co.	269,517	15,820,648
Donaldson Co. Inc.	354,347	13,688,425
Graco Inc.	103,807	8,323,245
Harsco Corp.	441,145	8,333,229
IDEX Corp.	172,595	13,434,795
Kennametal Inc.	430,326	15,401,367
Lincoln Electric Holdings Inc.	211,146	14,588,077
Oshkosh Corp.	433,919	21,110,159
SPX Corp.	223,352	19,190,404
Terex Corp.	589,487	16,434,898
Timken Co. (The)	405,163	17,292,357
Valmont Industries Inc.[b]	133,836	16,997,172
Woodward Inc.	117,821	5,800,328

		214,268,545
MARINE — 0.24%
Kirby Corp.[a]	124,500	10,052,130

		10,052,130
MEDIA — 1.44%
Cinemark Holdings Inc.	272,177	9,684,058
DreamWorks Animation SKG Inc. Class Aa,b	395,136	8,823,387
John Wiley & Sons Inc. Class A	125,294	7,422,416
Meredith Corp.	197,996	10,755,143
New York Times Co. (The) Class Ab	712,137	9,414,451
Time Inc.	593,168	14,597,864

		60,697,319
METALS & MINING — 3.16%
Carpenter Technology Corp.	289,502	14,257,973
Cliffs Natural Resources Inc.[b]	601,852	4,297,223
Commercial Metals Co.	643,317	10,479,634
Compass Minerals International Inc.	76,914	6,678,443
Reliance Steel & Aluminum Co.	424,430	26,004,826
Royal Gold Inc.	127,892	8,018,828
Steel Dynamics Inc.	1,306,944	25,799,075
TimkenSteel Corp.	208,966	7,738,011
United States Steel Corp.	791,059	21,152,918
Worthington Industries Inc.	276,419	8,317,448

		132,744,379
MULTI-UTILITIES — 2.08%
Alliant Energy Corp.	602,828	40,039,836
Black Hills Corp.	243,003	12,888,879
MDU Resources Group Inc.	1,055,237	24,798,070
Vectren Corp.	206,779	9,559,393

		87,286,178

364

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2014

Security	Shares	Value

MULTILINE RETAIL — 0.40%
Big Lots Inc.	151,626	$6,068,073
J.C. Penney Co. Inc.[a,b]	1,659,632	10,754,415

		16,822,488
OIL, GAS & CONSUMABLE FUELS — 3.98%
California Resources Corp.[a]	615,161	3,389,537
Energen Corp.	397,942	25,372,782
Gulfport Energy Corp.[a]	465,120	19,414,109
HollyFrontier Corp.	1,063,644	39,865,377
Peabody Energy Corp.	1,477,434	11,435,339
Rosetta Resources Inc.[a,b]	335,421	7,483,242
SM Energy Co.	366,370	14,134,555
Western Refining Inc.	396,992	14,998,358
World Fuel Services Corp.	391,897	18,391,726
WPX Energy Inc.[a,b]	1,106,662	12,870,479

		167,355,504
PAPER & FOREST PRODUCTS — 0.64%
Domtar Corp.	350,745	14,106,964
Louisiana-Pacific Corp.[a]	773,328	12,806,312

		26,913,276
PHARMACEUTICALS — 0.57%
Endo International PLC[a]	334,258	24,106,687

		24,106,687
PROFESSIONAL SERVICES — 1.93%
FTI Consulting Inc.[a,b]	223,922	8,650,107
Manpowergroup Inc.	430,151	29,323,393
Towers Watson & Co. Class A	380,011	43,005,845

		80,979,345
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.63%
Alexandria Real Estate Equities Inc.	125,428	11,130,481
American Campus Communities Inc.	177,601	7,345,577
BioMed Realty Trust Inc.	526,597	11,342,899
Corporate Office Properties Trust	181,802	5,157,723
Corrections Corp. of America[b]	633,211	23,010,888
Equity One Inc.	138,350	3,508,556
Highwoods Properties Inc.	164,154	7,268,739
Home Properties Inc.	146,816	9,631,130
Hospitality Properties Trust	293,880	9,110,280
Liberty Property Trust	807,359	30,380,919
Mack-Cali Realty Corp.	455,877	8,689,016
Mid-America Apartment Communities Inc.[b]	151,555	11,318,127
National Retail Properties Inc.[b]	294,309	11,586,945
Potlatch Corp.	97,460	4,080,650
Rayonier Inc.	689,125	19,254,153
Senior Housing Properties Trust	565,819	12,510,258
SL Green Realty Corp.[b]	194,144	23,107,019
Tanger Factory Outlet Centers Inc.	151,741	5,608,347
Taubman Centers Inc.	103,511	7,910,311
Washington Prime Group Inc.[b]	844,141	14,536,108

		236,488,126

Security	Shares	Value

ROAD & RAIL — 0.67%
Con-way Inc.	315,081	$15,495,684
Genesee & Wyoming Inc. Class Aa,b	97,725	8,787,432
Werner Enterprises Inc.	121,666	3,789,896

		28,073,012
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.08%
Advanced Micro Devices Inc.[a,b]	3,428,387	9,153,793
Atmel Corp.[a,b]	2,269,557	19,052,931
Cree Inc.[a,b]	649,463	20,925,698
Cypress Semiconductor Corp.[a]	436,852	6,238,247
Fairchild Semiconductor International Inc.[a]	646,525	10,913,342
Integrated Device Technology Inc.[a,b]	243,425	4,771,130
International Rectifier Corp.[a]	148,285	5,916,572
Intersil Corp. Class A	705,158	10,203,636
Semtech Corp.[a]	182,135	5,021,462
Silicon Laboratories Inc.[a,b]	66,874	3,184,540
SunEdison Inc.[a,b]	547,853	10,688,612
Teradyne Inc.	1,176,970	23,292,236

		129,362,199
SOFTWARE — 2.01%
Advent Software Inc.	99,437	3,046,750
ANSYS Inc.[a]	184,897	15,161,554
CDK Global Inc.	288,527	11,760,361
CommVault Systems Inc.[a]	105,597	5,458,309
Informatica Corp.[a]	278,615	10,624,983
Mentor Graphics Corp.	531,384	11,647,937
Rovi Corp.[a]	273,811	6,185,390
Solera Holdings Inc.	152,762	7,818,359
Synopsys Inc.[a]	296,776	12,900,853

		84,604,496
SPECIALTY RETAIL — 4.32%
Aaron’s Inc.	351,186	10,735,756
Abercrombie & Fitch Co. Class A	388,524	11,127,327
American Eagle Outfitters Inc.[b]	952,525	13,221,047
ANN INC.[a,b]	248,983	9,082,900
Ascena Retail Group Inc.[a]	717,453	9,011,210
Cabela’s Inc.[a,b]	259,018	13,652,839
Chico’s FAS Inc.	831,731	13,482,359
CST Brands Inc.	422,347	18,418,553
Dick’s Sporting Goods Inc.	533,302	26,478,444
Guess? Inc.	348,432	7,344,947
Murphy USA Inc.[a,b]	233,839	16,102,153
Office Depot Inc.[a]	2,635,514	22,599,533
Rent-A-Center Inc.	288,039	10,461,576

		181,718,644
TEXTILES, APPAREL & LUXURY GOODS — 0.26%
Kate Spade & Co.[a,b]	346,688	11,097,483

		11,097,483
THRIFTS & MORTGAGE FINANCE — 1.35%
Astoria Financial Corp.	478,917	6,398,331
New York Community Bancorp Inc.[b]	2,405,405	38,486,480

365

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2014

Security	Shares	Value

Washington Federal Inc.	533,300	$11,812,595

		56,697,406
TRADING COMPANIES & DISTRIBUTORS — 1.14%
GATX Corp.	118,083	6,794,496
MSC Industrial Direct Co. Inc. Class A	126,521	10,279,831
NOW Inc.[a,b]	582,395	14,985,023
Watsco Inc.	148,468	15,886,076

		47,945,426
WATER UTILITIES — 0.26%
Aqua America Inc.	403,882	10,783,649

		10,783,649
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
Telephone & Data Systems Inc.	534,295	13,490,949

		13,490,949

TOTAL COMMON STOCKS (Cost: $3,720,240,533)		4,192,572,910

SHORT-TERM INVESTMENTS — 5.13%

MONEY MARKET FUNDS — 5.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	198,658,840	198,658,840
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	12,109,486	12,109,486
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,869,213	4,869,213

		215,637,539

TOTAL SHORT-TERM INVESTMENTS (Cost: $215,637,539)		215,637,539

TOTAL INVESTMENTS IN SECURITIES — 104.92% (Cost: $3,935,878,072)		4,408,210,449
Other Assets, Less Liabilities — (4.92)%		(206,821,248)

NET ASSETS — 100.00%		$4,201,389,201

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

366

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2014

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400	58	Mar. 2015	Chicago Mercantile	$8,401,880	$164,806

See accompanying notes to schedules of investments.

367

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.53%
Curtiss-Wright Corp.	389,459	$27,491,911
GenCorp Inc.[a]	219,820	4,022,706
Moog Inc. Class Aa	142,065	10,517,072
Taser International Inc.[a,b]	426,704	11,299,122
Teledyne Technologies Inc.[a]	180,949	18,590,700

		71,921,511
AIR FREIGHT & LOGISTICS — 0.44%
Forward Air Corp.	247,339	12,458,465

		12,458,465
AIRLINES — 0.59%
Allegiant Travel Co.	110,700	16,641,531

		16,641,531
AUTO COMPONENTS — 0.48%
Dorman Products Inc.[a]	164,705	7,950,311
Drew Industries Inc.[a]	113,717	5,807,527

		13,757,838
AUTOMOBILES — 0.17%
Winnebago Industries Inc.	219,964	4,786,417

		4,786,417
BEVERAGES — 0.74%
Boston Beer Co. Inc. (The)[a,b]	72,075	20,868,595

		20,868,595
BIOTECHNOLOGY — 1.04%
Acorda Therapeutics Inc.[a,b]	214,937	8,784,475
Emergent BioSolutions Inc.[a,b]	162,664	4,429,341
Ligand Pharmaceuticals Inc.[a,b]	148,274	7,889,660
Momenta Pharmaceuticals Inc.[a,b]	180,388	2,171,872
Repligen Corp.[a,b]	250,998	4,969,760
Spectrum Pharmaceuticals Inc.[a,b]	197,782	1,370,629

		29,615,737
BUILDING PRODUCTS — 1.04%
AAON Inc.	341,336	7,642,513
American Woodmark Corp.[a]	68,755	2,780,452
Apogee Enterprises Inc.	235,445	9,975,805
PGT Inc.[a]	387,189	3,728,630
Simpson Manufacturing Co. Inc.	156,065	5,399,849

		29,527,249
CAPITAL MARKETS — 1.49%
Evercore Partners Inc. Class A	155,251	8,130,495
Financial Engines Inc.[b]	257,682	9,418,277

Security	Shares	Value

Greenhill & Co. Inc.	110,103	$4,800,491
HFF Inc. Class A	266,494	9,572,464
Piper Jaffray Companies Inc.[a]	70,535	4,097,378
Virtus Investment Partners Inc.	36,273	6,184,184

		42,203,289
CHEMICALS — 1.58%
Balchem Corp.	249,536	16,629,079
Calgon Carbon Corp.[a]	194,350	4,038,593
Flotek Industries Inc.[a]	408,232	7,646,185
H.B. Fuller Co.	171,878	7,653,727
Innophos Holdings Inc.	79,857	4,667,642
Quaker Chemical Corp.	46,263	4,258,047

		44,893,273
COMMERCIAL BANKS — 6.41%
Bank of the Ozarks Inc.	523,851	19,864,430
Banner Corp.	75,345	3,241,342
Boston Private Financial Holdings Inc.	673,108	9,066,765
Cardinal Financial Corp.	128,941	2,556,900
Columbia Banking System Inc.	191,546	5,288,585
CVB Financial Corp.	361,028	5,783,669
First Commonwealth Financial Corp.	314,342	2,898,233
First Financial Bankshares Inc.	291,778	8,718,327
First Midwest Bancorp Inc.	611,935	10,470,208
Glacier Bancorp Inc.	608,934	16,910,097
Home Bancshares Inc.	476,970	15,339,355
Independent Bank Corp. (Massachusetts)	76,520	3,275,821
LegacyTexas Financial Group Inc.	129,761	3,094,800
MB Financial Inc.	521,869	17,148,615
Pinnacle Financial Partners Inc.	269,514	10,656,583
PrivateBancorp Inc.	570,582	19,057,439
Simmons First National Corp. Class A	74,115	3,012,775
Texas Capital Bancshares Inc.[a,b]	252,413	13,713,598
United Bankshares Inc./WV	207,237	7,761,026
Westamerica Bancorp	83,965	4,115,964

		181,974,532
COMMERCIAL SERVICES & SUPPLIES — 1.80%
G&K Services Inc. Class A	79,600	5,639,660
Healthcare Services Group Inc.	573,532	17,739,345
Matthews International Corp. Class A	115,767	5,634,380
Mobile Mini Inc.	195,088	7,903,015
UniFirst Corp.	59,841	7,267,689
US Ecology Inc.	176,045	7,062,925

		51,247,014
COMMUNICATIONS EQUIPMENT — 1.12%
Bel Fuse Inc. Class B	87,185	2,383,638
CalAmp Corp.[a,b]	190,864	3,492,811
Comtech Telecommunications Corp.	61,558	1,940,308
Ixia[a,b]	169,946	1,911,893
ViaSat Inc.[a,b]	349,637	22,037,620

		31,766,270
COMPUTERS & PERIPHERALS — 0.92%
Electronics For Imaging Inc.[a,b]	381,597	16,343,800

368

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2014

Security	Shares	Value

Super Micro Computer Inc.[a]	284,050	$9,907,664

		26,251,464
CONSTRUCTION & ENGINEERING — 0.22%
Dycom Industries Inc.[a]	147,236	5,166,511
Orion Marine Group Inc.[a]	103,586	1,144,626

		6,311,137
CONSTRUCTION MATERIALS — 0.32%
Headwaters Inc.[a,b]	597,806	8,961,112

		8,961,112
CONSUMER FINANCE — 1.65%
Encore Capital Group Inc.[a,b]	109,315	4,853,586
Enova International Inc.[a]	215,723	4,801,994
First Cash Financial Services Inc.[a,b]	145,089	8,077,105
Green Dot Corp. Class Aa,b	118,437	2,426,774
PRA Group Inc.[a,b]	406,227	23,532,730
World Acceptance Corp.[a,b]	40,983	3,256,099

		46,948,288
DISTRIBUTORS — 0.79%
Pool Corp.	352,275	22,348,326

		22,348,326
DIVERSIFIED CONSUMER SERVICES — 0.45%
American Public Education Inc.[a]	59,583	2,196,825
Capella Education Co.	52,116	4,010,847
Strayer Education Inc.[a]	88,796	6,595,767

		12,803,439
DIVERSIFIED FINANCIAL SERVICES — 0.51%
MarketAxess Holdings Inc.	203,336	14,581,225

		14,581,225
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.71%
8x8 Inc.[a,b]	328,732	3,011,185
Cincinnati Bell Inc.[a]	994,230	3,171,594
Consolidated Communications Holdings Inc.	381,170	10,607,961
General Communication Inc. Class Aa	249,643	3,432,591

		20,223,331
ELECTRICAL EQUIPMENT — 0.56%
AZZ Inc.	208,658	9,790,233
Franklin Electric Co. Inc.	144,779	5,433,556
Vicor Corp.[a]	66,807	808,365

		16,032,154
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.97%
Agilysys Inc.[a,b]	55,958	704,511
Badger Meter Inc.	77,846	4,620,160
DTS Inc.[a,b]	140,362	4,316,132
Electro Scientific Industries Inc.	73,507	570,414
FARO Technologies Inc.[a]	87,323	5,473,406

Security	Shares	Value

Littelfuse Inc.	115,120	$11,128,650
Methode Electronics Inc.	310,030	11,319,195
MTS Systems Corp.	65,284	4,898,259
OSI Systems Inc.[a]	74,482	5,271,091
Park Electrochemical Corp.	76,132	1,897,971
Rogers Corp.[a]	71,545	5,826,625

		56,026,414
ENERGY EQUIPMENT & SERVICES — 0.45%
ERA Group Inc.[a]	75,459	1,595,958
US Silica Holdings Inc.	438,129	11,255,534

		12,851,492
FOOD PRODUCTS — 2.08%
B&G Foods Inc. Class A	231,562	6,923,704
Cal-Maine Foods Inc.	243,846	9,517,309
Calavo Growers Inc.	125,426	5,932,650
Diamond Foods Inc.[a]	103,380	2,918,418
J&J Snack Foods Corp.	121,281	13,191,734
Sanderson Farms Inc.[b]	91,886	7,720,721
Snyders-Lance Inc.	422,338	12,902,426

		59,106,962
GAS UTILITIES — 0.76%
New Jersey Resources Corp.	164,835	10,087,902
Piedmont Natural Gas Co.	292,778	11,538,381

		21,626,283
HEALTH CARE EQUIPMENT & SUPPLIES — 4.88%
Abaxis Inc.	172,202	9,786,240
ABIOMED Inc.[a,b]	299,045	11,381,653
Anika Therapeutics Inc.[a,b]	118,381	4,822,842
Cantel Medical Corp.	286,721	12,403,551
CONMED Corp.	96,680	4,346,733
CryoLife Inc.	108,055	1,224,263
Cyberonics Inc.[a,b]	130,660	7,275,149
Cynosure Inc. Class Aa	176,643	4,843,551
Greatbatch Inc.[a]	124,224	6,124,243
Haemonetics Corp.[a,b]	204,683	7,659,238
ICU Medical Inc.[a]	68,337	5,596,800
Integra LifeSciences Holdings Corp.[a,b]	100,867	5,470,017
Masimo Corp.[a]	233,157	6,141,355
Meridian Bioscience Inc.	153,215	2,521,919
Natus Medical Inc.[a]	264,634	9,537,409
Neogen Corp.[a,b]	189,168	9,380,841
NuVasive Inc.[a]	225,544	10,636,655
SurModics Inc.[a,b]	63,301	1,398,952
West Pharmaceutical Services Inc.	340,290	18,117,040

		138,668,451
HEALTH CARE PROVIDERS & SERVICES — 3.72%
Air Methods Corp.[a,b]	165,518	7,287,758
Amedisys Inc.[a]	133,688	3,923,743
AMN Healthcare Services Inc.[a]	379,522	7,438,631
AmSurg Corp.[a]	242,324	13,262,392
Bio-Reference Laboratories Inc.[a,b]	111,059	3,568,326
Chemed Corp.	138,106	14,593,661
CorVel Corp.[a]	36,416	1,355,404

369

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2014

Security	Shares	Value

Cross Country Healthcare Inc.[a]	121,823	$1,520,351
Ensign Group Inc. (The)	164,667	7,309,568
ExamWorks Group Inc.[a,b]	276,579	11,502,921
Gentiva Health Services Inc.[a]	256,395	4,884,325
Landauer Inc.	41,288	1,409,572
Molina Healthcare Inc.[a]	255,467	13,675,148
MWI Veterinary Supply Inc.[a,b]	70,275	11,940,425
Providence Service Corp. (The)[a]	52,031	1,896,010

		105,568,235
HEALTH CARE TECHNOLOGY — 1.35%
Computer Programs and Systems Inc.	49,275	2,993,456
HealthStream Inc.[a]	173,574	5,116,962
MedAssets Inc.[a]	274,908	5,432,182
Medidata Solutions Inc.[a,b]	273,186	13,044,632
Omnicell Inc.[a,b]	289,469	9,587,213
Quality Systems Inc.	141,011	2,198,361

		38,372,806
HOTELS, RESTAURANTS & LEISURE — 5.98%
BJ’s Restaurants Inc.[a,b]	176,064	8,840,174
Bob Evans Farms Inc.	78,467	4,015,941
Buffalo Wild Wings Inc.[a,b]	153,484	27,685,444
Cracker Barrel Old Country Store Inc.	114,532	16,121,524
DineEquity Inc.	71,142	7,373,157
Interval Leisure Group Inc.	169,644	3,543,863
Jack in the Box Inc.	313,365	25,056,665
Marriott Vacations Worldwide Corp.	230,277	17,164,848
Monarch Casino & Resort Inc.[a]	39,877	661,559
Papa John’s International Inc.	241,334	13,466,437
Pinnacle Entertainment Inc.[a,b]	477,863	10,632,452
Ruth’s Hospitality Group Inc.	131,474	1,972,110
Scientific Games Corp. Class Aa,b	401,269	5,108,154
Sonic Corp.	409,278	11,144,640
Texas Roadhouse Inc.	507,214	17,123,545

		169,910,513
HOUSEHOLD DURABLES — 2.15%
Helen of Troy Ltd.[a,b]	216,841	14,107,675
iRobot Corp.[a,b]	127,944	4,442,216
Meritage Homes Corp.[a]	302,065	10,871,319
Ryland Group Inc. (The)	374,435	14,438,214
Standard-Pacific Corp.[a]	1,230,056	8,967,108
Universal Electronics Inc.[a,b]	128,496	8,356,095

		61,182,627
HOUSEHOLD PRODUCTS — 0.21%
WD-40 Co.	70,605	6,007,073

		6,007,073
INSURANCE — 1.18%
American Equity Investment Life Holding Co.	289,012	8,436,260
Amerisafe Inc.	78,114	3,308,909
eHealth Inc.[a,b]	70,391	1,754,144
HCI Group Inc.	74,211	3,208,883
Montpelier Re Holdings Ltd.	162,200	5,810,004
RLI Corp.	125,447	6,197,082

Security	Shares	Value

Universal Insurance Holdings Inc.	237,655	$4,860,045

		33,575,327
INTERNET & CATALOG RETAIL — 0.26%
Blue Nile Inc.[a,b]	50,852	1,831,180
FTD Companies Inc.[a]	94,861	3,303,060
NutriSystem Inc.	108,767	2,126,395

		7,260,635
INTERNET SOFTWARE & SERVICES — 3.21%
comScore Inc.[a]	277,769	12,896,815
Dealertrack Technologies Inc.[a,b]	359,712	15,938,839
Dice Holdings Inc.[a]	304,931	3,052,359
Digital River Inc.[a]	259,680	6,421,886
j2 Global Inc.	368,409	22,841,358
LivePerson Inc.[a]	268,542	3,786,442
LogMeIn Inc.[a,b]	198,228	9,780,569
NIC Inc.	311,925	5,611,531
Perficient Inc.[a]	140,912	2,625,191
QuinStreet Inc.[a]	88,236	535,593
Stamps.com Inc.[a]	119,321	5,726,215
XO Group Inc.[a,b]	109,763	1,998,784

		91,215,582
IT SERVICES — 2.86%
Cardtronics Inc.[a,b]	361,545	13,948,406
ExlService Holdings Inc.[a]	155,423	4,462,194
Forrester Research Inc.	57,531	2,264,420
Heartland Payment Systems Inc.	200,150	10,798,093
iGATE Corp.[a,b]	288,797	11,401,706
MAXIMUS Inc.	534,068	29,288,289
Virtusa Corp.[a,b]	218,275	9,095,519

		81,258,627
LEISURE EQUIPMENT & PRODUCTS — 0.10%
Sturm Ruger & Co. Inc.[b]	80,746	2,796,234

		2,796,234
LIFE SCIENCES TOOLS & SERVICES — 1.51%
Affymetrix Inc.[a,b]	599,629	5,918,338
Albany Molecular Research Inc.[a,b]	195,092	3,176,098
Cambrex Corp.[a]	252,721	5,463,828
Luminex Corp.[a,b]	181,024	3,396,010
PAREXEL International Corp.[a]	446,223	24,792,150

		42,746,424
MACHINERY — 3.56%
Albany International Corp. Class A	100,948	3,835,014
EnPro Industries Inc.[a,b]	95,770	6,010,525
ESCO Technologies Inc.	92,623	3,417,789
Federal Signal Corp.	258,947	3,998,142
Hillenbrand Inc.	509,346	17,572,437
John Bean Technologies Corp.	101,851	3,346,824
Lindsay Corp.[b]	61,690	5,289,301
Lydall Inc.[a,b]	140,047	4,596,342
Mueller Industries Inc.	194,586	6,643,166
Standex International Corp.	66,578	5,143,816

370

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2014

Security	Shares	Value

Tennant Co.	80,974	$5,843,894
Toro Co. (The)	451,437	28,806,195
Watts Water Technologies Inc. Class A	104,278	6,615,396

		101,118,841
MARINE — 0.43%
Matson Inc.	349,643	12,069,676

		12,069,676
MEDIA — 0.19%
E.W. Scripps Co. (The) Class Aa	244,665	5,468,263

		5,468,263
METALS & MINING — 0.74%
Century Aluminum Co.[a,b]	419,329	10,231,628
Globe Specialty Metals Inc.	249,671	4,301,831
Stillwater Mining Co.[a,b]	430,730	6,348,960

		20,882,419
MULTI-UTILITIES — 0.36%
NorthWestern Corp.	179,129	10,135,119

		10,135,119
MULTILINE RETAIL — 0.27%
Tuesday Morning Corp.[a,b]	355,969	7,724,527

		7,724,527
OIL, GAS & CONSUMABLE FUELS — 0.98%
Approach Resources Inc.[a,b]	144,275	921,917
Bonanza Creek Energy Inc.[a]	155,223	3,725,352
Carrizo Oil & Gas Inc.[a,b]	344,351	14,325,002
PetroQuest Energy Inc.[a,b]	485,358	1,815,239
Synergy Resources Corp.[a,b]	561,663	7,043,254

		27,830,764
PAPER & FOREST PRODUCTS — 1.65%
Boise Cascade Co.[a]	157,392	5,847,113
Clearwater Paper Corp.[a]	71,723	4,916,612
Deltic Timber Corp.	90,206	6,170,090
KapStone Paper and Packaging Corp.	685,436	20,090,129
Neenah Paper Inc.	135,294	8,154,169
Wausau Paper Corp.	140,958	1,602,693

		46,780,806
PERSONAL PRODUCTS — 0.06%
Medifast Inc.[a]	49,287	1,653,579

		1,653,579
PHARMACEUTICALS — 2.86%
Akorn Inc.[a,b]	603,602	21,850,392
Depomed Inc.[a,b]	478,061	7,701,563
Impax Laboratories Inc.[a,b]	537,793	17,037,282
Lannett Co. Inc.[a,b]	215,150	9,225,632
Medicines Co. (The)[a]	223,858	6,194,151

Security	Shares	Value

Prestige Brands Holdings Inc.[a,b]	423,580	$14,706,698
Sagent Pharmaceuticals Inc.[a,b]	184,926	4,643,492

		81,359,210
PROFESSIONAL SERVICES — 1.13%
Exponent Inc.	64,012	5,280,990
Korn/Ferry International[a]	192,724	5,542,742
On Assignment Inc.[a]	382,657	12,700,386
WageWorks Inc.[a]	133,718	8,634,171

		32,158,289
REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.86%
Acadia Realty Trust[b]	340,576	10,908,649
Agree Realty Corp.	72,245	2,246,097
American Assets Trust Inc.	217,526	8,659,710
Associated Estates Realty Corp.[b]	468,458	10,872,910
Aviv REIT Inc.[b]	114,461	3,946,615
CareTrust REIT Inc.	228,158	2,813,188
Cedar Realty Trust Inc.	395,664	2,904,174
Chesapeake Lodging Trust[b]	445,435	16,574,636
CoreSite Realty Corp.	176,765	6,902,673
Cousins Properties Inc.	1,665,835	19,023,836
DiamondRock Hospitality Co.[b]	1,587,388	23,604,460
EastGroup Properties Inc.	166,075	10,515,869
Education Realty Trust Inc.[b]	203,339	7,440,174
EPR Properties[b]	245,944	14,173,753
Franklin Street Properties Corp.	356,766	4,377,519
GEO Group Inc. (The)	337,186	13,608,827
Healthcare Realty Trust Inc.[b]	796,458	21,759,233
Inland Real Estate Corp.[b]	716,870	7,849,726
Lexington Realty Trust[b]	1,052,782	11,559,546
LTC Properties Inc.	172,981	7,467,590
Medical Properties Trust Inc.[b]	1,399,337	19,282,864
Parkway Properties Inc.[b]	383,813	7,058,321
Pennsylvania Real Estate Investment Trust	346,963	8,139,752
Post Properties Inc.	441,701	25,958,768
PS Business Parks Inc.[b]	96,208	7,652,384
Retail Opportunity Investments Corp.[b]	755,126	12,678,566
Sabra Health Care REIT Inc.	442,806	13,448,018
Saul Centers Inc.[b]	91,769	5,248,269
Sovran Self Storage Inc.	273,812	23,881,883
Universal Health Realty Income Trust	79,946	3,847,001
Urstadt Biddle Properties Inc. Class A	117,293	2,566,371

		336,971,382
ROAD & RAIL — 1.73%
ArcBest Corp.	196,883	9,129,465
Heartland Express Inc.	449,237	12,133,891
Knight Transportation Inc.	493,996	16,627,905
Saia Inc.[a]	201,166	11,136,550

		49,027,811
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.87%
Cabot Microelectronics Corp.[a]	91,343	4,322,351
CEVA Inc.[a]	80,528	1,460,778
Cirrus Logic Inc.[a,b]	303,377	7,150,596
Diodes Inc.[a]	188,293	5,191,238
DSP Group Inc.[a]	96,091	1,044,509
Entropic Communications Inc.[a,b]	227,326	575,135

371

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2014

Security	Shares	Value

Exar Corp.[a,b]	171,285	$1,747,107
Kopin Corp.[a]	193,776	701,469
Micrel Inc.	234,534	3,403,088
Microsemi Corp.[a,b]	463,135	13,143,771
MKS Instruments Inc.	190,024	6,954,878
Monolithic Power Systems Inc.	292,568	14,552,332
Nanometrics Inc.[a,b]	75,286	1,266,311
Pericom Semiconductor Corp.[a]	91,281	1,235,945
Power Integrations Inc.	125,045	6,469,828
Synaptics Inc.[a,b]	299,382	20,609,457
Tessera Technologies Inc.	381,384	13,638,292
Ultratech Inc.[a,b]	77,864	1,445,156
Veeco Instruments Inc.[a]	147,619	5,148,951

		110,061,192
SOFTWARE — 4.48%
Blackbaud Inc.	375,761	16,255,421
Bottomline Technologies Inc.[a,b]	146,072	3,692,700
Ebix Inc.[b]	111,467	1,893,824
EPIQ Systems Inc.	148,774	2,541,060
Interactive Intelligence Group Inc.[a,b]	75,384	3,610,894
Manhattan Associates Inc.[a,b]	605,363	24,650,381
MicroStrategy Inc. Class Aa	73,452	11,928,605
Monotype Imaging Holdings Inc.	194,813	5,616,459
NetScout Systems Inc.[a,b]	304,582	11,129,426
Progress Software Corp.[a]	224,897	6,076,717
Synchronoss Technologies Inc.[a,b]	292,362	12,238,273
Take-Two Interactive Software Inc.[a,b]	682,616	19,133,727
Tangoe Inc.[a,b]	127,191	1,657,299
Vasco Data Security International Inc.[a,b]	239,053	6,743,685

		127,168,471
SPECIALTY RETAIL — 3.59%
Brown Shoe Co. Inc.	157,082	5,050,186
Buckle Inc. (The)[b]	114,306	6,003,351
Cato Corp. (The) Class A	106,932	4,510,392
Christopher & Banks Corp.[a]	144,125	822,954
Finish Line Inc. (The) Class A	195,167	4,744,510
Francesca’s Holdings Corp.[a,b]	344,738	5,757,124
Group 1 Automotive Inc.	85,281	7,642,883
Hibbett Sports Inc.[a,b]	91,877	4,449,603
Lithia Motors Inc. Class A	96,600	8,374,254
Lumber Liquidators Holdings Inc.[a,b]	118,912	7,885,055
MarineMax Inc.[a,b]	112,377	2,253,159
Monro Muffler Brake Inc.	156,620	9,052,636
Outerwall Inc.[a,b]	153,676	11,559,509
Select Comfort Corp.[a,b]	432,936	11,702,260
Vitamin Shoppe Inc.[a,b]	113,294	5,503,822
Zumiez Inc.[a]	176,092	6,802,434

		102,114,132
TEXTILES, APPAREL & LUXURY GOODS — 2.95%
G-III Apparel Group Ltd.[a,b]	155,063	15,662,914
Iconix Brand Group Inc.[a,b]	389,640	13,165,936
Oxford Industries Inc.	58,979	3,256,230
SKECHERS U.S.A. Inc. Class Aa	332,737	18,383,719
Steven Madden Ltd.[a]	284,953	9,070,054
Wolverine World Wide Inc.	823,824	24,278,093

		83,816,946

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.56%
Bank Mutual Corp.	351,240	$2,409,506
BofI Holding Inc.[a,b]	106,048	8,251,595
Brookline Bancorp Inc.	280,463	2,813,044
Oritani Financial Corp.	165,260	2,545,004

		16,019,149
TRADING COMPANIES & DISTRIBUTORS — 0.08%
Aceto Corp.	105,320	2,285,444

		2,285,444
WATER UTILITIES — 0.25%
American States Water Co.	190,677	7,180,896

		7,180,896

TOTAL COMMON STOCKS
(Cost: $2,393,383,723)		2,836,122,798

SHORT-TERM INVESTMENTS — 11.53%

MONEY MARKET FUNDS — 11.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	308,835,976	308,835,976
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	18,825,465	18,825,465

		327,661,441

TOTAL SHORT-TERM INVESTMENTS
(Cost: $327,661,441)		327,661,441

TOTAL INVESTMENTS IN SECURITIES — 111.36%
(Cost: $2,721,045,164)		3,163,784,239
Other Assets, Less Liabilities — (11.36)%		(322,860,595)

NET ASSETS — 100.00%		$2,840,923,644

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	34	Mar. 2015	ICE Markets Equity	$4,082,380	$92,883

See accompanying notes to schedules of investments.

372

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.78%
AAR Corp.	359,657	$9,991,271
AeroVironment Inc.[a,b]	190,091	5,179,980
American Science and Engineering Inc.	74,353	3,858,921
Cubic Corp.	205,860	10,836,470
Engility Holdings Inc.[a]	166,470	7,124,916
GenCorp Inc.[a]	300,811	5,504,841
Moog Inc. Class Aa	219,486	16,248,549
National Presto Industries Inc.[b]	46,374	2,691,547
Orbital Sciences Corp.[a]	576,639	15,505,823
Teledyne Technologies Inc.[a]	134,989	13,868,770

		90,811,088
AIR FREIGHT & LOGISTICS — 1.06%
Atlas Air Worldwide Holdings Inc.[a,b]	234,739	11,572,633
Hub Group Inc. Class Aa,b	329,347	12,541,534
UTi Worldwide Inc.[a]	870,952	10,512,390

		34,626,557
AIRLINES — 0.20%
SkyWest Inc.	486,619	6,462,300

		6,462,300
AUTO COMPONENTS — 0.65%
Dorman Products Inc.[a,b]	98,569	4,757,926
Drew Industries Inc.[a]	91,634	4,679,748
Standard Motor Products Inc.	197,829	7,541,242
Superior Industries International Inc.	219,832	4,350,475

		21,329,391
BIOTECHNOLOGY — 0.41%
Acorda Therapeutics Inc.[a]	146,940	6,005,438
Emergent BioSolutions Inc.[a,b]	88,639	2,413,640
Momenta Pharmaceuticals Inc.[a,b]	233,756	2,814,422
Spectrum Pharmaceuticals Inc.[a]	325,267	2,254,100

		13,487,600
BUILDING PRODUCTS — 1.09%
American Woodmark Corp.[a]	39,669	1,604,214
Gibraltar Industries Inc.[a]	274,739	4,467,256
Griffon Corp.	400,179	5,322,381
Quanex Building Products Corp.	354,907	6,665,153
Simpson Manufacturing Co. Inc.	212,806	7,363,088
Universal Forest Products Inc.	189,590	10,086,188

		35,508,280
CAPITAL MARKETS — 2.91%
Calamos Asset Management Inc. Class A	160,444	2,137,114
Evercore Partners Inc. Class A	160,515	8,406,171
Financial Engines Inc.	192,055	7,019,610
FXCM Inc. Class A	401,414	6,651,430

Security	Shares	Value

Greenhill & Co. Inc.	122,865	$5,356,914
Interactive Brokers Group Inc. Class A	553,759	16,147,612
Investment Technology Group Inc.[a,b]	330,064	6,871,932
Piper Jaffray Companies Inc.[a]	72,876	4,233,367
Stifel Financial Corp.[a]	625,381	31,906,939
SWS Group Inc.[a,b]	292,808	2,023,303
Virtus Investment Partners Inc.	24,685	4,208,546

		94,962,938
CHEMICALS — 3.38%
A. Schulman Inc.	275,775	11,177,161
American Vanguard Corp.	241,366	2,804,673
Calgon Carbon Corp.[a,b]	277,734	5,771,313
FutureFuel Corp.	212,810	2,770,786
H.B. Fuller Co.	276,104	12,294,911
Hawkins Inc.	89,601	3,882,411
Innophos Holdings Inc.	113,369	6,626,418
Intrepid Potash Inc.[a,b]	532,602	7,392,516
Koppers Holdings Inc.	194,626	5,056,383
Kraton Performance Polymers Inc.[a]	310,406	6,453,341
LSB Industries Inc.[a,b]	184,863	5,812,093
OM Group Inc.	292,259	8,709,318
Quaker Chemical Corp.	71,840	6,612,154
Rayonier Advanced Materials Inc.	405,075	9,033,172
Stepan Co.	181,142	7,260,171
Tredegar Corp.	243,065	5,466,532
Zep Inc.	218,612	3,311,972

		110,435,325
COMMERCIAL BANKS — 9.50%
Banner Corp.	98,684	4,245,386
BBCN Bancorp Inc.	751,961	10,813,199
Cardinal Financial Corp.	154,524	3,064,211
Central Pacific Financial Corp.	258,269	5,552,784
City Holding Co.	144,420	6,719,863
Columbia Banking System Inc.	283,922	7,839,086
Community Bank System Inc.	384,467	14,659,727
CVB Financial Corp.	493,893	7,912,166
F.N.B. Corp.	1,643,807	21,895,509
First Bancorp (Puerto Rico)[a]	990,126	5,812,040
First Commonwealth Financial Corp.	504,009	4,646,963
First Financial Bancorp	580,680	10,794,841
First Financial Bankshares Inc.	267,323	7,987,611
Hanmi Financial Corp.	301,600	6,577,896
Independent Bank Corp. (Massachusetts)	138,309	5,921,008
LegacyTexas Financial Group Inc.	193,523	4,615,524
National Penn Bancshares Inc.	1,171,635	12,331,458
NBT Bancorp Inc.	413,737	10,868,871
OFG Bancorp	423,932	7,058,468
Old National Bancorp	1,012,989	15,073,276
S&T Bancorp Inc.	282,403	8,418,433
Simmons First National Corp. Class A	64,657	2,628,307
Sterling Bancorp	793,966	11,417,231
Susquehanna Bancshares Inc.	1,717,459	23,065,474
Texas Capital Bancshares Inc.[a]	138,673	7,534,104
Tompkins Financial Corp.	111,593	6,171,093
UMB Financial Corp.	357,760	20,352,966
United Bankshares Inc./WV	361,677	13,544,804
United Community Banks Inc.	428,544	8,116,623
Westamerica Bancorp	147,524	7,231,627
Wilshire Bancorp Inc.	667,714	6,763,943

373

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2014

Security	Shares	Value

Wintrust Financial Corp.	442,613	$20,696,584

		310,331,076
COMMERCIAL SERVICES & SUPPLIES — 3.56%
ABM Industries Inc.	490,919	14,064,829
Brady Corp. Class A	451,219	12,336,327
Brink’s Co. (The)	459,638	11,219,764
G&K Services Inc. Class A	96,148	6,812,086
Interface Inc.	626,665	10,321,173
Matthews International Corp. Class A	145,669	7,089,710
Mobile Mini Inc.	209,928	8,504,183
Tetra Tech Inc.	592,979	15,832,539
UniFirst Corp.	78,690	9,556,900
United Stationers Inc.	368,442	15,533,515
Viad Corp.	190,598	5,081,343

		116,352,369
COMMUNICATIONS EQUIPMENT — 1.32%
ADTRAN Inc.	514,027	11,205,788
Black Box Corp.	146,347	3,497,693
CalAmp Corp.[a]	120,679	2,208,426
Comtech Telecommunications Corp.	82,875	2,612,220
Digi International Inc.[a]	233,970	2,173,581
Harmonic Inc.[a]	833,660	5,843,957
Ixia[a,b]	361,453	4,066,346
NETGEAR Inc.[a]	327,339	11,646,722

		43,254,733
COMPUTERS & PERIPHERALS — 0.34%
QLogic Corp.[a]	834,001	11,108,893

		11,108,893
CONSTRUCTION & ENGINEERING — 1.43%
Aegion Corp.[a,b]	353,413	6,577,016
Comfort Systems USA Inc.	353,241	6,047,486
Dycom Industries Inc.[a]	151,432	5,313,749
EMCOR Group Inc.	613,432	27,291,590
Orion Marine Group Inc.[a]	142,145	1,570,702

		46,800,543
CONSUMER FINANCE — 0.88%
Cash America International Inc.	272,996	6,175,170
Encore Capital Group Inc.[a]	99,403	4,413,493
EZCORP Inc. Class A NVS[a,b]	463,205	5,442,659
First Cash Financial Services Inc.[a]	99,105	5,517,175
Green Dot Corp. Class Aa	205,841	4,217,682
World Acceptance Corp.[a,b]	37,382	2,970,000

		28,736,179
CONTAINERS & PACKAGING — 0.13%
Myers Industries Inc.	235,482	4,144,483

		4,144,483
DISTRIBUTORS — 0.05%
VOXX International Corp.[a,b]	192,315	1,684,679

		1,684,679

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.61%
American Public Education Inc.[a]	95,438	$3,518,799
Capella Education Co.	42,537	3,273,648
Career Education Corp.[a]	567,415	3,949,208
Regis Corp.[a]	423,552	7,098,731
Universal Technical Institute Inc.	203,057	1,998,081

		19,838,467
DIVERSIFIED FINANCIAL SERVICES — 0.26%
MarketAxess Holdings Inc.	116,998	8,389,927

		8,389,927
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.50%
8x8 Inc.[a]	464,568	4,255,443
Atlantic Tele-Network Inc.	94,813	6,408,411
Cincinnati Bell Inc.[a]	833,525	2,658,945
Lumos Networks Corp.	179,908	3,026,052

		16,348,851
ELECTRIC UTILITIES — 1.80%
ALLETE Inc.	363,483	20,042,453
El Paso Electric Co.	382,240	15,312,534
UIL Holdings Corp.	535,741	23,326,163

		58,681,150
ELECTRICAL EQUIPMENT — 1.62%
Encore Wire Corp.	176,856	6,602,035
EnerSys	429,732	26,523,059
Franklin Electric Co. Inc.	206,119	7,735,646
General Cable Corp.	460,535	6,861,972
Powell Industries Inc.	87,633	4,300,151
Vicor Corp.[a]	82,623	999,738

		53,022,601
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.49%
Agilysys Inc.[a,b]	80,761	1,016,781
Anixter International Inc.[a]	258,226	22,842,672
Badger Meter Inc.	46,482	2,758,707
Benchmark Electronics Inc.[a]	502,884	12,793,369
Checkpoint Systems Inc.[a]	397,055	5,451,565
Coherent Inc.[a]	237,873	14,443,648
CTS Corp.	317,250	5,656,567
Daktronics Inc.	370,438	4,634,179
Electro Scientific Industries Inc.	178,793	1,387,434
Fabrineta,[b]	281,163	4,987,832
FARO Technologies Inc.[a]	62,565	3,921,574
II-VI Inc.[a,b]	491,904	6,714,490
Insight Enterprises Inc.[a,b]	388,901	10,068,647
Littelfuse Inc.	78,881	7,625,426
Mercury Systems Inc.[a]	305,714	4,255,539
MTS Systems Corp.	67,093	5,033,988
Newport Corp.[a]	378,405	7,231,319
OSI Systems Inc.[a]	89,892	6,361,657
Park Electrochemical Corp.	111,143	2,770,795
Plexus Corp.[a]	318,411	13,121,717
Rofin-Sinar Technologies Inc.[a,b]	265,675	7,643,470
Rogers Corp.[a]	90,012	7,330,577

374

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2014

Security	Shares	Value

Sanmina Corp.[a]	781,424	$18,386,907
ScanSource Inc.[a]	270,136	10,848,662
SYNNEX Corp.	264,604	20,681,449
TTM Technologies Inc.[a,b]	505,647	3,807,522

		211,776,493
ENERGY EQUIPMENT & SERVICES — 3.57%
Basic Energy Services Inc.[a]	333,890	2,340,569
Bristow Group Inc.	333,110	21,915,307
C&J Energy Services Inc.[a]	434,780	5,743,444
ERA Group Inc.[a]	97,759	2,067,603
Exterran Holdings Inc.	646,746	21,070,985
Geospace Technologies Corp.[a]	125,291	3,320,211
Gulf Island Fabrication Inc.	125,925	2,441,686
GulfMark Offshore Inc. Class A	249,831	6,100,873
Hornbeck Offshore Services Inc.[a,b]	306,245	7,646,937
ION Geophysical Corp.[a]	1,208,856	3,324,354
Matrix Service Co.[a]	251,108	5,604,730
Newpark Resources Inc.[a]	796,214	7,595,881
Paragon Offshore PLC[b]	809,684	2,242,825
Pioneer Energy Services Corp.[a]	604,118	3,346,814
SEACOR Holdings Inc.[a]	167,047	12,329,739
Tesco Corp.	340,690	4,367,646
TETRA Technologies Inc.[a,b]	756,044	5,050,374

		116,509,978
FOOD & STAPLES RETAILING — 1.71%
Andersons Inc. (The)	254,481	13,523,120
Casey’s General Stores Inc.	365,946	33,052,243
SpartanNash Co.	355,727	9,298,704

		55,874,067
FOOD PRODUCTS — 1.48%
B&G Foods Inc. Class A	238,830	7,141,017
Darling Ingredients Inc.[a,b]	1,560,259	28,334,303
Diamond Foods Inc.[a]	130,029	3,670,719
Sanderson Farms Inc.[b]	87,756	7,373,698
Seneca Foods Corp. Class Aa,b	67,973	1,837,310

		48,357,047
GAS UTILITIES — 3.34%
Laclede Group Inc. (The)	409,427	21,781,516
New Jersey Resources Corp.	207,978	12,728,254
Northwest Natural Gas Co.	257,557	12,852,094
Piedmont Natural Gas Co.	400,688	15,791,114
South Jersey Industries Inc.	318,796	18,786,648
Southwest Gas Corp.	440,728	27,241,398

		109,181,024
HEALTH CARE EQUIPMENT & SUPPLIES — 3.16%
Analogic Corp.	117,036	9,902,416
AngioDynamics Inc.[a]	242,703	4,613,784
CONMED Corp.	148,763	6,688,384
CryoLife Inc.	117,442	1,330,618
Cyberonics Inc.[a,b]	97,082	5,405,526
Greatbatch Inc.[a,b]	92,545	4,562,469
Haemonetics Corp.[a,b]	248,539	9,300,329
ICU Medical Inc.[a]	48,509	3,972,887

Security	Shares	Value

Integra LifeSciences Holdings Corp.[a,b]	121,817	$6,606,136
Invacare Corp.	277,396	4,649,157
Masimo Corp.[a]	180,313	4,749,444
Meridian Bioscience Inc.[b]	216,554	3,564,479
Merit Medical Systems Inc.[a,b]	410,774	7,118,713
Neogen Corp.[a]	129,403	6,417,095
NuVasive Inc.[a,b]	182,975	8,629,101
SurModics Inc.[a]	50,245	1,110,415
West Pharmaceutical Services Inc.	275,935	14,690,779

		103,311,732
HEALTH CARE PROVIDERS & SERVICES — 3.02%
Air Methods Corp.[a]	145,275	6,396,458
Almost Family Inc.[a]	74,038	2,143,400
Amedisys Inc.[a,b]	160,757	4,718,218
AmSurg Corp.[a,b]	173,672	9,505,069
Bio-Reference Laboratories Inc.[a,b]	105,205	3,380,237
CorVel Corp.[a]	43,163	1,606,527
Cross Country Healthcare Inc.[a]	138,203	1,724,773
Hanger Inc.[a,b]	335,179	7,340,420
Healthways Inc.[a,b]	334,636	6,652,564
IPC The Hospitalist Co. Inc.[a]	163,278	7,492,827
Kindred Healthcare Inc.	658,883	11,978,493
Landauer Inc.	44,028	1,503,116
LHC Group Inc.[a]	116,319	3,626,826
Magellan Health Inc.[a]	261,856	15,719,216
MWI Veterinary Supply Inc.[a,b]	40,378	6,860,626
PharMerica Corp.[a,b]	286,356	5,930,433
Providence Service Corp. (The)[a]	52,545	1,914,740

		98,493,943
HEALTH CARE TECHNOLOGY — 0.64%
Computer Programs and Systems Inc.	41,318	2,510,069
MedAssets Inc.[a]	251,094	4,961,617
Medidata Solutions Inc.[a,b]	195,616	9,340,664
Quality Systems Inc.	253,874	3,957,896

		20,770,246
HOTELS, RESTAURANTS & LEISURE — 2.09%
Biglari Holdings Inc.[a,b]	16,302	6,512,812
Bob Evans Farms Inc.	132,265	6,769,323
Boyd Gaming Corp.[a,b]	738,275	9,435,154
Cracker Barrel Old Country Store Inc.	92,820	13,065,343
DineEquity Inc.	73,480	7,615,467
Interval Leisure Group Inc.	175,410	3,664,315
Marcus Corp. (The)	173,683	3,214,872
Monarch Casino & Resort Inc.[a]	52,847	876,732
Red Robin Gourmet Burgers Inc.[a]	133,057	10,242,063
Ruby Tuesday Inc.[a,b]	586,719	4,013,158
Ruth’s Hospitality Group Inc.	185,340	2,780,100

		68,189,339
HOUSEHOLD DURABLES — 0.94%
Ethan Allen Interiors Inc.	246,521	7,634,755
iRobot Corp.[a,b]	131,652	4,570,958
La-Z-Boy Inc.	490,127	13,155,009
M/I Homes Inc.[a,b]	232,495	5,338,085

		30,698,807

375

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2014

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.24%
Central Garden & Pet Co. Class Aa	406,161	$3,878,838
WD-40 Co.	48,037	4,086,988

		7,965,826
INSURANCE — 4.07%
American Equity Investment Life Holding Co.	380,170	11,097,162
Amerisafe Inc.	87,147	3,691,547
eHealth Inc.[a]	88,305	2,200,561
Employers Holdings Inc.	298,342	7,014,020
Horace Mann Educators Corp.	396,814	13,166,288
Infinity Property and Casualty Corp.	108,929	8,415,855
Meadowbrook Insurance Group Inc.	440,274	3,724,718
Montpelier Re Holdings Ltd.	160,734	5,757,492
Navigators Group Inc. (The)[a,b]	102,728	7,534,072
ProAssurance Corp.	541,783	24,461,502
RLI Corp.	203,468	10,051,319
Safety Insurance Group Inc.	119,399	7,642,730
Selective Insurance Group Inc.	534,315	14,517,339
Stewart Information Services Corp.	210,051	7,780,289
United Fire Group Inc.	200,024	5,946,714

		133,001,608
INTERNET & CATALOG RETAIL — 0.31%
Blue Nile Inc.[a,b]	54,355	1,957,324
FTD Companies Inc.[a,b]	70,218	2,444,991
NutriSystem Inc.	146,481	2,863,703
PetMed Express Inc.[b]	193,566	2,781,543

		10,047,561
INTERNET SOFTWARE & SERVICES — 0.73%
Blucora Inc.[a]	387,899	5,372,401
Liquidity Services Inc.[a,b]	235,368	1,922,957
LivePerson Inc.[a,b]	159,579	2,250,064
Monster Worldwide Inc.[a,b]	841,228	3,886,473
NIC Inc.	214,148	3,852,522
Perficient Inc.[a]	164,043	3,056,121
QuinStreet Inc.[a]	238,311	1,446,548
XO Group Inc.[a]	103,767	1,889,597

		23,676,683
IT SERVICES — 1.84%
CACI International Inc. Class Aa,b	225,484	19,432,211
CIBER Inc.[a]	665,783	2,363,530
CSG Systems International Inc.	326,015	8,173,196
ExlService Holdings Inc.[a]	115,327	3,311,038
Forrester Research Inc.	37,786	1,487,257
Heartland Payment Systems Inc.	109,638	5,914,970
ManTech International Corp. Class A	222,116	6,714,567
Sykes Enterprises Inc.[a,b]	370,009	8,684,111
TeleTech Holdings Inc.[a]	165,854	3,927,423

		60,008,303
LEISURE EQUIPMENT & PRODUCTS — 0.40%
Arctic Cat Inc.	122,140	4,335,970
Callaway Golf Co.	736,904	5,674,161

Security	Shares	Value

Sturm Ruger & Co. Inc.[b]	90,600	$3,137,478

		13,147,609
LIFE SCIENCES TOOLS & SERVICES — 0.09%
Luminex Corp.[a,b]	151,388	2,840,039

		2,840,039
MACHINERY — 3.87%
Actuant Corp. Class A	615,451	16,764,885
Albany International Corp. Class A	155,589	5,910,826
Astec Industries Inc.	177,906	6,993,485
Barnes Group Inc.	464,214	17,180,560
Briggs & Stratton Corp.[b]	430,133	8,783,316
CIRCOR International Inc.	167,802	10,115,105
EnPro Industries Inc.[a,b]	115,871	7,272,064
ESCO Technologies Inc.	141,793	5,232,162
Federal Signal Corp.	289,723	4,473,323
John Bean Technologies Corp.	157,347	5,170,422
Lindsay Corp.[b]	43,998	3,772,389
Mueller Industries Inc.	312,181	10,657,859
Standex International Corp.	43,724	3,378,116
Tennant Co.	80,326	5,797,127
Titan International Inc.	509,262	5,413,455
Watts Water Technologies Inc. Class A	148,513	9,421,665

		126,336,759
MEDIA — 0.42%
Harte-Hanks Inc.	405,010	3,134,778
Scholastic Corp.	254,455	9,267,251
Sizmek Inc.[a,b]	213,150	1,334,319

		13,736,348
METALS & MINING — 2.20%
A.M. Castle & Co.[a,b]	167,181	1,334,104
AK Steel Holding Corp.[a,b]	1,674,937	9,949,126
Gerber Scientific Inc. Escrow[a]	177,368	1,774
Globe Specialty Metals Inc.	316,874	5,459,739
Haynes International Inc.	117,964	5,721,254
Kaiser Aluminum Corp.	168,397	12,028,598
Materion Corp.	190,592	6,714,556
Olympic Steel Inc.	87,527	1,556,230
RTI International Metals Inc.[a]	291,444	7,361,876
Stillwater Mining Co.[a,b]	638,803	9,415,956
SunCoke Energy Inc.	626,754	12,121,422

		71,664,635
MULTI-UTILITIES — 0.98%
Avista Corp.	542,531	19,178,471
NorthWestern Corp.	226,014	12,787,872

		31,966,343
MULTILINE RETAIL — 0.18%
Fred’s Inc. Class A	329,332	5,733,670

		5,733,670

376

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2014

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.10%
Approach Resources Inc.[a,b]	186,008	$1,188,591
Arch Coal Inc.[b]	2,011,421	3,580,329
Bill Barrett Corp.[a,b]	470,364	5,357,446
Bonanza Creek Energy Inc.[a]	125,871	3,020,904
Cloud Peak Energy Inc.[a,b]	579,859	5,323,106
Comstock Resources Inc.[b]	420,859	2,866,050
Contango Oil & Gas Co.[a]	150,853	4,410,942
Green Plains Inc.	324,303	8,036,228
Northern Oil and Gas Inc.[a]	546,253	3,086,330
PDC Energy Inc.[a,b]	339,697	14,019,295
Penn Virginia Corp.[a,b]	676,791	4,520,964
Rex Energy Corp.[a,b]	464,114	2,366,981
Stone Energy Corp.[a]	533,076	8,998,323
Swift Energy Co.[a,b]	421,056	1,705,277

		68,480,766
PAPER & FOREST PRODUCTS — 1.23%
Boise Cascade Co.[a,b]	190,759	7,086,697
Clearwater Paper Corp.[a]	101,938	6,987,850
P.H. Glatfelter Co.	407,713	10,425,221
Schweitzer-Mauduit International Inc.	288,373	12,198,178
Wausau Paper Corp.	313,034	3,559,197

		40,257,143
PERSONAL PRODUCTS — 0.18%
Inter Parfums Inc.	160,759	4,412,835
Medifast Inc.a	47,444	1,591,746

		6,004,581
PHARMACEUTICALS — 0.31%
Medicines Co. (The)[a]	360,169	9,965,876

		9,965,876
PROFESSIONAL SERVICES — 1.88%
CDI Corp.	136,826	2,423,188
Exponent Inc.	47,573	3,924,772
Heidrick & Struggles International Inc.	155,516	3,584,644
Insperity Inc.	213,448	7,233,753
Kelly Services Inc. Class A	282,506	4,808,252
Korn/Ferry International[a]	253,142	7,280,364
Navigant Consulting Inc.[a]	460,248	7,074,012
Resources Connection Inc.	362,014	5,955,130
TrueBlue Inc.[a]	403,763	8,983,727
WageWorks Inc.[a,b]	155,480	10,039,344

		61,307,186
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.31%
Acadia Realty Trust	243,942	7,813,462
Agree Realty Corp.[b]	79,834	2,482,039
Aviv REIT Inc.[b]	100,257	3,456,861
Capstead Mortgage Corp.[b]	906,629	11,133,404
Cedar Realty Trust Inc.	194,433	1,427,138
EastGroup Properties Inc.[b]	108,935	6,897,764
EPR Properties[b]	254,377	14,659,747
Franklin Street Properties Corp.	430,276	5,279,487
GEO Group Inc. (The)	308,824	12,464,137

Security	Shares	Value

Getty Realty Corp.	247,390	$4,504,972
Government Properties Income Trust[b]	596,264	13,720,035
Kite Realty Group Trust	790,846	22,728,914
Lexington Realty Trust[b]	754,292	8,282,126
LTC Properties Inc.	128,483	5,546,611
Parkway Properties Inc.	350,665	6,448,729
Pennsylvania Real Estate Investment Trust[b]	247,903	5,815,804
PS Business Parks Inc.	71,425	5,681,145
Urstadt Biddle Properties Inc. Class A	104,868	2,294,512

		140,636,887
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
Forestar Group Inc.[a]	330,165	5,084,541

		5,084,541
ROAD & RAIL — 0.33%
Celadon Group Inc.	208,377	4,728,074
Roadrunner Transportation Systems Inc.[a]	262,383	6,126,643

		10,854,717
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.07%
Advanced Energy Industries Inc.[a]	357,462	8,471,849
Brooks Automation Inc.	634,138	8,085,260
Cabot Microelectronics Corp.a	119,913	5,674,283
CEVA Inc.[a]	98,628	1,789,112
Cirrus Logic Inc.[a,b]	244,790	5,769,700
Cohu Inc.	241,367	2,872,267
Diodes Inc.[a]	129,093	3,559,094
DSP Group Inc.[a]	97,745	1,062,488
Entropic Communications Inc.a,b	619,942	1,568,453
Exar Corp.[a,b]	251,985	2,570,247
Kopin Corp.[a,b]	349,824	1,266,363
Kulicke and Soffa Industries Inc.[a,b]	728,234	10,530,264
Micrel Inc.	152,559	2,213,631
Microsemi Corp.[a,b]	360,916	10,242,796
MKS Instruments Inc.	280,999	10,284,564
Nanometrics Inc.[a,b]	143,478	2,413,300
Pericom Semiconductor Corp.[a]	86,319	1,168,759
Power Integrations Inc.	134,605	6,964,463
Rudolph Technologies Inc.[a,b]	313,968	3,211,893
Ultratech Inc.[a,b]	179,238	3,326,657
Veeco Instruments Inc.[a,b]	210,016	7,325,358

		100,370,801
SOFTWARE — 0.78%
Bottomline Technologies Inc.[a,b]	192,314	4,861,698
Ebix Inc.[b]	149,972	2,548,024
EPIQ Systems Inc.	125,627	2,145,709
Interactive Intelligence Group Inc.[a]	72,355	3,465,805
Monotype Imaging Holdings Inc.	144,216	4,157,747
Progress Software Corp.[a,b]	213,432	5,766,933
Tangoe Inc.[a,b]	199,906	2,604,775

		25,550,691
SPECIALTY RETAIL — 5.15%
Aeropostale Inc.[a,b]	759,311	1,761,602
Barnes & Noble Inc.[a,b]	405,786	9,422,351
Big 5 Sporting Goods Corp.	171,537	2,509,586

377

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2014

Security	Shares	Value

Brown Shoe Co. Inc.	232,427	$7,472,528
Buckle Inc. (The)[b]	132,824	6,975,916
Cato Corp. (The) Class A	118,952	5,017,395
Children’s Place Inc. (The)	200,593	11,433,801
Christopher & Banks Corp.[a]	192,360	1,098,376
Finish Line Inc. (The) Class A	226,254	5,500,235
Genesco Inc.[a,b]	228,259	17,489,205
Group 1 Automotive Inc.	103,589	9,283,646
Haverty Furniture Companies Inc.	195,320	4,298,993
Hibbett Sports Inc.[a]	130,608	6,325,345
Kirkland’s Inc.[a]	141,758	3,351,159
Lithia Motors Inc. Class A	104,018	9,017,320
Lumber Liquidators Holdings Inc.[a,b]	118,015	7,825,575
MarineMax Inc.[a]	106,598	2,137,290
Men’s Wearhouse Inc. (The)	432,545	19,096,862
Monro Muffler Brake Inc.	116,461	6,731,446
Pep Boys-Manny, Moe & Jack (The)[a]	508,143	4,989,964
Sonic Automotive Inc. Class A	315,397	8,528,335
Stage Stores Inc.	302,352	6,258,686
Stein Mart Inc.	268,410	3,924,154
Vitamin Shoppe Inc.[a,b]	161,225	7,832,311

		168,282,081
TEXTILES, APPAREL & LUXURY GOODS — 1.06%
Crocs Inc.[a]	782,849	9,777,784
Movado Group Inc.	171,367	4,861,682
Oxford Industries Inc.	68,503	3,782,051
Perry Ellis International Inc.[a]	113,680	2,947,722
Quiksilver Inc.[a,b]	1,165,621	2,576,022
Steven Madden Ltd.[a,b]	203,428	6,475,113
Unifi Inc.[a]	135,978	4,042,626

		34,463,000
THRIFTS & MORTGAGE FINANCE — 1.16%
Brookline Bancorp Inc.	337,848	3,388,615
Dime Community Bancshares Inc.	286,853	4,669,967
Northwest Bancshares Inc.	898,416	11,257,153
Oritani Financial Corp.	170,665	2,628,241
Provident Financial Services Inc.	510,924	9,227,287
TrustCo Bank Corp. NY	900,633	6,538,596

		37,709,859
TOBACCO — 0.33%
Alliance One International Inc.[a]	789,799	1,247,882
Universal Corp.	219,950	9,673,401

		10,921,283
TRADING COMPANIES & DISTRIBUTORS — 1.27%
Aceto Corp.	138,185	2,998,614
Applied Industrial Technologies Inc.	391,106	17,830,522
DXP Enterprises Inc.[a]	121,918	6,160,517
Kaman Corp.	257,431	10,320,409
Veritiv Corp.[a]	77,142	4,001,356

		41,311,418
WATER UTILITIES — 0.16%
American States Water Co.	142,497	5,366,437

		5,366,437

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.13%
NTELOS Holdings Corp.	160,955	$674,401
Spok Holdings Inc.	205,421	3,566,109

		4,240,510

TOTAL COMMON STOCKS
(Cost: $2,990,992,876)		3,260,413,267

SHORT-TERM INVESTMENTS — 5.46%

MONEY MARKET FUNDS — 5.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d],e	165,881,498	165,881,498
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	10,111,504	10,111,504
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,396,742	2,396,742

		178,389,744

TOTAL SHORT-TERM INVESTMENTS
(Cost: $178,389,744)		178,389,744

TOTAL INVESTMENTS IN SECURITIES — 105.32%
(Cost: $3,169,382,620)		3,438,803,011
Other Assets, Less Liabilities — (5.32)%		(173,652,508)

NET ASSETS — 100.00%		$3,265,150,503

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of December 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	41	Mar. 2015	ICE Markets Equity	$4,922,870	$158,784

See accompanying notes to schedules of investments.

378

Schedule of Investments  (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2014

Security	Shares	Value

PREFERRED STOCKS — 99.37%

AUTOMOBILES — 8.95%
BAC Capital Trust VIII, 6.00%[a]	1,539,474	$39,133,429
Countrywide Capital IV, 6.75%	1,465,780	37,142,865
Countrywide Capital V, 7.00%	4,307,522	110,918,691
Deutsche Bank Capital Funding Trust VIII, 6.38%	1,708,957	43,749,299
Deutsche Bank Capital Funding Trust IX, 6.63%	3,262,391	83,354,090
Deutsche Bank Contingent Capital Trust II, 6.55%[a]	2,289,587	60,078,763
Deutsche Bank Contingent Capital Trust III, 7.60%	5,571,990	154,288,403
Deutsche Bank Contingent Capital Trust V, 8.05%[a]	3,910,140	110,226,847
GMAC Capital Trust I, 8.13%[b]	7,510,802	198,134,957
Goldman Sachs Group Inc. (The), 6.13%[a]	3,765,219	97,368,563
J.P. Morgan Chase Capital XXIX, 6.70%	4,295,682	109,110,323

		1,043,506,230
CAPITAL MARKETS — 13.57%
Affiliated Managers Group Inc., 6.38%	604,333	16,153,821
Allied Capital Corp., 6.88%	694,085	17,379,888
Apollo Investment Corp., 6.63%[a]	462,255	11,634,958
Ares Capital Corp., 5.88%	558,049	14,258,152
Ares Capital Corp., 7.75%	603,086	15,565,650
Bank of New York Mellon Corp. (The), 5.20%	1,678,024	38,644,893
BGC Partners Inc., 8.13%	350,850	9,588,731
Charles Schwab Corp. (The) Series B, 6.00%[a]	966,430	24,740,608
Gabelli Equity Trust Inc., 5.00%[a]	217,093	4,995,310
Goldman Sachs Group Inc. (The), 5.50%[b]	2,896,568	70,676,259
Goldman Sachs Group Inc. (The), 5.95%	1,699,613	42,048,426
Goldman Sachs Group Inc. (The), 6.38%[b]	1,290,956	33,461,580
Goldman Sachs Group Inc. (The), 6.50%	1,678,791	44,874,083
Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	1,433,757	27,155,358
Goldman Sachs Group Inc. (The) Series B, 6.20%[a]	1,396,530	35,429,966
Goldman Sachs Group Inc. (The) Series D, 4.00%[b]	2,692,115	52,953,902
KKR Financial Holdings LLC, 7.38%	1,078,075	28,741,480
KKR Financial Holdings LLC, 7.50%[a]	360,061	9,851,269
KKR Financial Holdings LLC, 8.38%	746,253	20,715,983
Ladenburg Thalmann Financial Services Inc., 8.00%	414,037	10,131,485
Merrill Lynch Capital Trust I, 6.45%[b]	3,012,757	76,283,007
Merrill Lynch Capital Trust II, 6.45%[b]	2,720,803	68,809,108
Merrill Lynch Capital Trust III, 7.00%	2,147,099	54,836,908
Merrill Lynch Capital Trust III, 7.38%[a,b]	2,148,628	55,821,355
Merrill Lynch Capital Trust IV, 7.12%	1,180,184	30,354,332
Merrill Lynch Capital Trust V, 7.28%	2,430,859	62,716,162
Morgan Stanley, 6.38%[b]	1,960,000	49,607,600
Morgan Stanley, 6.63%	922,152	23,477,990
Morgan Stanley, 6.88%[b]	1,666,000	44,332,260
Morgan Stanley, 7.13%a,[b]	1,690,500	46,539,465
Morgan Stanley Capital Trust III, 6.25%[a]	2,551,770	65,044,617
Morgan Stanley Capital Trust IV, 6.25%	1,808,876	45,836,918
Morgan Stanley Capital Trust V, 5.75%	1,466,895	36,819,065
Morgan Stanley Capital Trust VI, 6.60%	2,473,669	63,325,926
Morgan Stanley Capital Trust VII, 6.60%[a]	3,179,328	80,532,378
Morgan Stanley Capital Trust VIII, 6.45%	2,394,439	60,339,863
Morgan Stanley Series A, 4.00%[a,b]	1,969,539	39,331,694
Northern Trust Corp., 5.85%	784,000	19,639,200
Prospect Capital Corp., 6.95%	74	1,877
Raymond James Financial Inc., 6.90%[a]	1,008,623	27,525,322
State Street Corp., 5.25%[a]	1,443,077	33,089,756

Security	Shares	Value

State Street Corp., 5.90%[b]	2,144,209	$55,449,245
Stifel Financial Corp., 6.70%	536,928	13,412,461

		1,582,128,311
COMMERCIAL BANKS — 35.29%
Bank of America Corp., 6.38%[a]	1,903,818	48,147,557
Bank of America Corp. Series 4, 4.00%[b]	638,266	12,937,652
Bank of America Corp. Series 5, 4.00%[b]	802,409	16,176,565
Bank of America Corp. Series D, 6.20%	1,279,429	32,139,256
Bank of America Corp. Series E, 4.00%[b]	342,611	6,975,560
Bank of America Corp. Series H, 3.00%[a,b]	703,625	12,883,374
Bank of America Corp. Series I, 6.63%[a]	664,670	17,440,941
Bank of America Corp. Series W, 6.63%	2,156,000	55,128,920
Barclays Bank PLC, 6.63%[a]	2,148,655	54,812,189
Barclays Bank PLC, 7.10%	3,905,554	100,802,349
Barclays Bank PLC, 7.75%	3,264,601	84,716,396
Barclays Bank PLC Series 5, 8.13%[a]	7,461,575	194,597,876
BB&T Corp., 5.63%[a]	3,262,114	78,910,538
BB&T Corp., 5.85%	1,654,113	41,435,531
BB&T Corp. Series F, 5.20%	1,302,072	29,570,055
BB&T Corp. Series G, 5.20%	1,444,746	33,171,368
Citigroup Inc., 5.80%[a]	1,656,467	40,450,924
Citigroup Inc., 6.88%[b]	4,222,924	112,245,320
Citigroup Inc., 6.88%	960,520	25,136,808
Citigroup Inc., 7.13%[b]	2,693,197	73,039,503
City National Corp., 5.50%[a]	539,673	12,595,968
City National Corp., 6.75%[b]	314,622	8,752,784
Commerce Bancshares Inc, 6.00%	426,963	10,819,242
Cullen/Frost Bankers Inc., 5.38%	462,789	10,912,565
F.N.B. Corp., 7.25%[a,b]	347,860	9,538,321
Fifth Third Bancorp, 6.63%[b]	1,293,877	35,361,658
First Niagara Financial Group Inc. Series B, 8.63%[b]	1,006,536	27,176,472
First Republic Bank, 5.50%	581,151	13,720,975
First Republic Bank, 5.63%[a]	466,176	11,164,915
First Republic Bank, 7.00%	603,239	16,589,073
First Republic Bank, Series A, 6.70%	603,180	15,863,634
First Republic Bank, Series B, 6.20%	465,583	11,839,776
FirstMerit Corp., 5.88%	318,106	7,714,071
HSBC Holdings PLC, 6.20%	4,093,747	105,209,298
HSBC Holdings PLC, 8.00%	10,689,636	284,023,629
HSBC Holdings PLC, 8.13%	6,207,092	164,363,796
HSBC USA Inc. Series F, 3.50%[a,b]	1,495,123	33,789,780
HSBC USA Inc. Series G, 4.00%[a,b]	1,083,971	25,202,326
HSBC USA Inc. Series H, 6.50%[a]	1,078,278	27,258,868
ING Groep NV, 6.13%	2,003,690	50,653,283
ING Groep NV, 6.20%	1,434,327	36,202,413
ING Groep NV, 6.38%[a]	2,968,071	75,804,533
ING Groep NV, 7.05%	2,288,354	58,673,397
ING Groep NV, 7.20%	3,129,859	80,562,571
ING Groep NV, 7.38%	4,236,246	109,040,972
JPMorgan Chase & Co., 5.45%	1,680,135	39,819,199
JPMorgan Chase & Co., 5.50%[a]	2,441,300	58,713,265
JPMorgan Chase & Co., 6.30%[a]	1,724,800	44,085,888
JPMorgan Chase & Co., 6.70%	1,851,346	48,912,561
Lloyds Banking Group PLC, 7.75%	2,443,772	63,000,442
MB Financial Inc., 8.00%[a]	252,605	6,961,794
National Westminster Bank PLC Series C, 7.76%	711,643	18,588,115
PNC Financial Services Group Inc. (The) Series P, 6.13%[a,b,c]	4,237,828	117,642,105
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	1,385,505	33,127,425
Regions Financial Corp., 6.38%[b]	1,280,672	32,529,069
Regions Financial Corp., 6.38%	1,439,945	36,070,622
Royal Bank of Scotland Group PLC Series F, 7.65%[a]	461,549	11,866,425
Royal Bank of Scotland Group PLC Series H, 7.25%	685,325	17,475,787

379

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2014

Security	Shares	Value

Royal Bank of Scotland Group PLC Series L, 5.75%	2,146,553	$50,529,858
Royal Bank of Scotland Group PLC Series M, 6.40%	1,645,334	40,573,936
Royal Bank of Scotland Group PLC Series N, 6.35%	1,574,415	38,966,771
Royal Bank of Scotland Group PLC Series P, 6.25%	734,440	17,692,660
Royal Bank of Scotland Group PLC Series Q, 6.75%	1,483,666	37,610,933
Royal Bank of Scotland Group PLC Series R, 6.13%	737,837	17,567,899
Royal Bank of Scotland Group PLC Series S, 6.60%	1,885,073	46,844,064
Royal Bank of Scotland Group PLC Series T, 7.25%	3,625,707	92,419,271
Santander Finance Preferred SA Unipersonal Series 6, 4.00%[b]	641,304	13,518,688
SunTrust Banks Inc., 5.88%[a]	1,298,697	31,183,014
TCF Financial Corp., 6.45%[a]	319,056	7,915,779
TCF Financial Corp., 7.50%	526,895	13,783,573
Texas Capital Bancshares Inc., 6.50%	466,421	11,534,591
U.S. Bancorp, 5.15%	1,444,227	33,838,239
U.S. Bancorp Series B, 3.50%[b]	2,841,252	62,962,144
U.S. Bancorp Series G, 6.00%[b]	3,082,075	83,585,874
U.S. Bancorp/MN, 6.50%[a,b]	3,101,823	91,348,687
UBS Preferred Funding Trust IV Series D, 0.87%[a,b]	904,030	16,616,071
Webster Financial Corp., 6.40%	392,456	9,811,400
Wells Fargo & Co., 5.13%	1,885,616	43,444,593
Wells Fargo & Co., 5.20%	2,145,611	49,713,807
Wells Fargo & Co., 5.25%[a]	1,826,889	42,986,698
Wells Fargo & Co., 5.85%[b]	4,937,272	126,641,027
Wells Fargo & Co., 6.00%[a]	1,568,000	39,795,840
Wells Fargo & Co., 6.63%[b]	2,402,277	66,639,164
Wells Fargo & Co. Series J, 8.00%	6,057,268	176,690,508
Zions BanCorp, 5.75%[a]	395,292	9,609,549

		4,116,170,337
COMMERCIAL SERVICES & SUPPLIES — 0.28%
Pitney Bowes Inc., 6.70%	1,224,480	32,644,637

		32,644,637
CONSUMER FINANCE — 2.46%
Ally Financial Inc. Series A, 8.50%[b]	2,900,531	77,966,273
Capital One Financial Corp., 6.00%	2,477,842	60,434,567
Capital One Financial Corp., 6.25%[a]	1,250,000	30,675,000
Discover Financial Services, 6.50%	1,653,048	41,888,236
HSBC Finance Corp., 6.36%	1,639,974	41,556,941
Navient Corp., 3.66%[b]	610,276	15,037,201
Navient Corp., 6.00%	899,031	19,464,021

		287,022,239
DIVERSIFIED FINANCIAL SERVICES — 4.28%
Citigroup Capital XIII, 7.88%[b]	6,339,004	168,490,726
General Electric Capital Corp., 4.88%	2,362,760	58,501,938
General Electric Capital Corp., 4.88%[a]	1,811,575	44,945,176
RBS Capital Funding Trust V Series E, 5.90%	3,658,174	88,893,628
RBS Capital Funding Trust VI Series F, 6.25%	582,580	14,273,210
RBS Capital Funding Trust VII Series G, 6.08%	5,095,628	124,282,367

		499,387,045
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.49%
Intelsat SA, 5.75%	223,396	10,499,612
Qwest Corp., 7.00%[a]	1,509,649	39,386,742
Qwest Corp., 7.00%	1,152,737	29,913,525
Qwest Corp., 7.38%	1,885,165	50,522,422
Qwest Corp., 7.50%	1,637,818	44,090,061

		174,412,362

Security	Shares	Value

ELECTRIC UTILITIES — 2.99%
Duke Energy Corp., 5.13%	1,442,094	$35,893,720
Entergy Arkansas Inc., 4.90%	609,766	14,225,841
Entergy Arkansas Inc., 5.75%[a]	678,813	17,302,943
Entergy Louisiana LLC, 5.25%	609,842	15,410,707
FPL Group Capital Trust I, 5.88%	868,185	22,051,899
Interstate Power & Light Co., 5.10%[a]	608,784	15,231,776
NextEra Energy Capital Holdings Inc., 5.00%	1,304,446	29,128,279
NextEra Energy Capital Holdings Inc., 5.13%[a]	1,446,000	32,882,040
NextEra Energy Capital Holdings Inc. Series G, 5.70%	1,155,600	28,473,984
NextEra Energy Capital Holdings Inc. Series H, 5.63%[a]	1,014,630	24,959,898
PPL Capital Funding Inc., 5.90%	1,298,273	32,326,998
SCE Trust I, 5.63%	1,370,816	33,584,992
SCE Trust II, 5.10%	1,160,747	26,395,387
SCE Trust III, 5.75%[b]	794,574	21,016,482

		348,884,946
FOOD PRODUCTS — 1.01%
CHS Inc., 6.75%[b]	1,372,163	34,880,383
CHS Inc., 7.10%[b]	1,225,068	32,170,286
CHS Inc., 7.88%	813,522	23,193,512
CHS Inc., 8.00%[a]	879,678	27,410,767

		117,654,948
INSURANCE — 10.17%
Aegon NV, 4.00%[b]	750,659	17,625,473
Aegon NV, 6.38%	2,836,367	72,327,359
Aegon NV, 6.50%	1,448,259	36,800,261
Aegon NV, 8.00%	1,515,779	42,623,706
Aflac Inc., 5.50%	1,440,434	35,377,059
Allstate Corp. (The), 5.10%[b]	1,454,349	36,838,660
Allstate Corp. (The), 5.63%	834,988	20,883,050
Allstate Corp. (The), 6.25%[a]	712,173	18,302,846
Allstate Corp. (The), 6.63%[a]	420,112	11,267,404
Allstate Corp. (The), 6.63%	2,131,519	56,122,895
Allstate Corp. (The), 6.75%[a]	1,108,695	29,879,330
American Financial Group Inc., 5.75%[a]	388,428	9,924,335
American Financial Group Inc., 6.38%[a]	694,073	18,427,638
AmTrust Financial Services Inc., 6.75%	361,914	8,483,264
AmTrust Financial Services Inc., 7.25%	290,617	7,070,712
Arch Capital Group Ltd., 6.75%	936,593	25,259,913
Argo Group US Inc., 6.50%	447,926	10,987,625
Aspen Insurance Holdings Ltd., 5.95%[b]	797,747	20,151,089
Aspen Insurance Holdings Ltd., 7.25%	490,267	12,835,190
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	690,873	17,382,365
Aviva PLC, 8.25%	1,149,413	32,034,140
Axis Capital Holdings Ltd., 5.50%[a]	680,901	15,885,420
Axis Capital Holdings Ltd. Series C, 6.88%[a]	1,150,565	30,743,097
Endurance Specialty Holdings Ltd., 7.50%	691,014	18,132,207
Endurance Specialty Holdings Ltd., 7.75%	604,074	15,887,146
Hartford Financial Services Group Inc. (The), 7.88%[b]	1,706,316	51,121,227
Maiden Holdings Ltd., 8.25%	7,815	202,409
MetLife Inc., 4.00%[a,b]	1,728,235	39,576,582
MetLife Inc., 6.50%	4,238,334	109,349,017
Montpelier Re Holdings Ltd., 8.88%	426,678	11,473,372
PartnerRe Ltd., 5.88%[a]	751,273	18,556,443
PartnerRe Ltd., 6.50%[a]	693,907	17,646,055
PartnerRe Ltd., 7.25%[a]	1,076,673	28,682,569
Phoenix Companies Inc. (The), 7.45%[a]	761,590	18,826,505
Principal Financial Group Inc., 6.52%[b]	724,106	18,609,524

380

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2014

Security	Shares	Value

Protective Life Corp., 6.00%	466,065	$11,810,087
Protective Life Corp., 6.25%	830,884	21,328,792
Prudential Financial Inc., 5.70%[a]	2,025,648	50,600,687
Prudential Financial Inc., 5.75%[a]	1,653,451	41,402,413
Prudential PLC, 6.50%	868,212	22,148,088
Prudential PLC, 6.75%	725,015	18,487,883
Reinsurance Group of America Inc., 6.20%[b]	1,150,812	31,946,541
RenaissanceRe Holdings Ltd., 5.38%[a]	827,683	18,838,065
RenaissanceRe Holdings Ltd., 6.08%	386,597	9,734,513
Selective Insurance Group Inc., 5.88%	569,023	14,225,575
Torchmark Corp., 5.88%	391,990	9,799,750

		1,185,618,281
MACHINERY — 0.46%
Stanley Black & Decker Inc., 5.75%[a]	2,145,765	54,202,024

		54,202,024
MARINE — 0.46%
Costamare Inc. Series C, 8.50%	268,780	6,896,895
Navios Maritime Holdings Inc., 8.63%	172,180	3,176,721
Seaspan Corp., 7.95%	313,900	8,095,481
Seaspan Corp. Series C, 9.50%	1,007,801	26,958,677
Seaspan Corp. Series E, 8.25%	353,854	8,994,968

		54,122,742
MEDIA — 0.18%
Comcast Corp., 5.00%[a]	832,632	21,098,895

		21,098,895
METALS & MINING — 1.82%
Alcoa Inc., 5.38%	1,739,322	87,748,795
ArcelorMittal, 6.00%	6,355,703	109,953,662
Cliffs Natural Resources Inc., 7.00%	2,149,503	14,401,670

		212,104,127
MULTI-UTILITIES — 0.31%
DTE Energy Co., 5.25%	608,346	14,965,312
DTE Energy Co., 6.50%	809,803	21,111,564

		36,076,876
OIL, GAS & CONSUMABLE FUELS — 0.95%
Atlas Pipeline Partners LP, 8.25%	395,123	10,028,222
BreitBurn Energy Partners LP, 8.25%[a]	569,468	12,226,478
Goodrich Petroleum Corp., 9.75%[a]	402,747	3,193,784
Goodrich Petroleum Corp., 10.00%[a]	342,391	3,180,812
Legacy Reserves LP, 8.00%[b]	513,164	9,139,451
Magnum Hunter Resources Corp., 8.00%[a]	332,687	11,304,704
Magnum Hunter Resources Corp. Series C, 10.25%[a]	314,862	6,769,533
NuStar Logistics LP, 7.63%[b]	1,157,730	29,869,434
Teekay Offshore Partners LP, 7.25%	456,540	10,546,074
Vanguard Natural Resources LLC, 7.63%[a]	538,400	10,450,344
Vanguard Natural Resources LLC, 7.75%[a]	223,999	4,303,021

		111,011,857
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.78%
American Capital Agency Corp., 7.75%[a]	495,787	12,409,549

Security	Shares	Value

American Capital Agency Corp., 8.00%[a]	529,109	$14,106,046
American Homes 4 Rent, 5.00%[a,d]	343,896	8,487,353
American Homes 4 Rent, 5.50%[d]	524,197	12,921,456
American Realty Capital Properties Inc. Series F, 6.70%[a]	3,056,612	69,843,584
American Tower Corp., 5.25%	417,385	47,982,580
Annaly Capital Management Inc., 7.50%	1,326,980	32,975,453
Annaly Capital Management Inc. Series C, 7.63%	867,020	21,623,479
Apollo Residential Mortgage Inc., 8.00%	526,118	12,700,489
ARMOUR Residential REIT Inc. Series B, 7.88%	439,422	10,550,522
Boston Properties Inc., 5.25%	611,628	14,134,723
Capstead Mortgage Corp., 7.50%	518,641	12,851,924
CBL & Associates Properties Inc., 6.63%[a]	526,355	13,222,038
CBL & Associates Properties Inc. Series D, 7.38%	1,307,592	32,951,318
Cedar Realty Trust Inc., 7.25%	606,009	15,925,917
Colony Financial Inc. Series A, 8.50%	751,152	19,740,275
Crown Castle International Corp., 4.50%	694,195	71,495,143
CYS Investments Inc., 7.50%	611,658	14,508,528
DDR Corp., 6.25%	463,619	11,599,747
DDR Corp., 6.50%	609,404	15,521,520
Digital Realty Trust Inc., 5.88%	753,019	17,334,497
Digital Realty Trust Inc., 7.00%[a]	830,043	21,166,097
Digital Realty Trust Inc., 7.38%[a]	1,041,823	27,733,328
Digital Realty Trust Inc. Series F, 6.63%[a]	526,934	13,436,817
EPR Properties, 6.63%	389,847	9,824,144
Equity Commonwealth, 5.75%[a]	542,213	12,514,276
Equity Commonwealth, 6.50%	369,749	8,881,371
Equity Commonwealth, 7.25%	803,710	20,494,605
General Growth Properties Inc., 6.38%[a]	726,518	18,206,541
Hatteras Financial Corp., 7.63%[a]	834,697	19,824,054
Health Care REIT Inc. Series I, 6.50%	1,022,445	67,328,003
Health Care REIT Inc. Series J, 6.50%	829,727	22,120,522
Hospitality Properties Trust Series D, 7.13%	838,274	21,904,100
Invesco Mortgage Capital Inc., 7.75%[b]	430,626	9,805,354
Invesco Mortgage Capital Inc., 7.75%	431,176	10,343,912
Kimco Realty Corp., 5.50%[a]	681,179	16,280,178
Kimco Realty Corp., 5.63%[a]	534,992	12,920,057
Kimco Realty Corp. Series H, 6.90%	537,141	13,788,410
Kimco Realty Corp. Series I, 6.00%	1,151,767	28,909,352
LaSalle Hotel Properties, 6.38%[a]	347,439	8,772,487
MFA Financial Inc., 7.50%[a]	610,430	14,955,535
National Retail Properties Inc., 5.70%	836,433	20,283,500
National Retail Properties Inc. Series D, 6.63%	830,916	21,138,503
NorthStar Realty Finance Corp., 8.50%	610,004	15,286,700
NorthStar Realty Finance Corp., 8.75%[a]	712,221	17,969,336
NorthStar Realty Finance Corp., 8.88%	391,924	10,056,770
NorthStar Realty Finance Corp. Series B, 8.25%	1,011,276	25,160,547
PS Business Parks Inc., 5.70%	347,667	8,149,315
PS Business Parks Inc., 5.75%	694,990	16,492,113
PS Business Parks Inc. Series S, 6.45%	694,246	17,800,467
PS Business Parks Inc. Series T, 6.00%[a]	1,014,242	25,051,777
Public Storage Series O, 6.88%[a]	425,168	11,050,116
Public Storage Series Q, 6.50%[a]	1,057,566	27,888,015
Public Storage Series R, 6.35%[a]	1,412,287	36,719,462
Public Storage Series S, 5.90%	1,332,380	33,682,566
Public Storage Series T, 5.75%	1,339,333	33,121,705
Public Storage Series U, 5.63%	834,845	20,478,748
Public Storage Series V, 5.38%	1,429,040	33,553,859
Public Storage Series W, 5.20%[a]	1,444,315	33,147,029
Public Storage Series X, 5.20%[a]	654,799	15,125,857
Public Storage Series Y, 6.38%	811,477	21,260,697
Public Storage Series Z, 6.00%	715,000	18,060,900
Realty Income Corp. Series F, 6.63%	1,177,023	30,861,543
Regency Centers Corp. Series 6, 6.63%	724,942	18,348,282
Resource Capital Corp., 8.63%[b]	341,833	7,739,099

381

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2014

Security	Shares	Value

Senior Housing Properties Trust, 5.63%[a]	1,014,943	$24,449,977
SL Green Realty Corp., 6.50%	692,229	17,644,917
Taubman Centers Inc., 6.25%	519,288	12,977,007
Taubman Centers Inc., 6.50%	588,364	15,032,700
Ventas Realty LP/Ventas Capital Corp., 5.45%	752,318	18,582,255
Vornado Realty Trust, 5.40%	895,323	20,592,429
Vornado Realty Trust, 5.70%	869,641	20,923,562
Vornado Realty Trust, 6.63%	557,136	14,262,682
Vornado Realty Trust, 6.88%	721,662	19,124,043
Wells Fargo Real Estate Investment Corp., 6.38%	280,000	7,098,000
Weyerhaeuser Co., 6.38%	968,041	55,855,966

		1,607,065,728
SPECIALTY RETAIL — 0.08%
TravelCenters of America LLC, 8.25%	344,709	8,938,304

		8,938,304
THRIFTS & MORTGAGE FINANCE — 0.19%
Astoria Financial Corp., 6.50%	420,961	10,427,204
EverBank Financial Corp., 6.75%	460,303	11,525,987

		21,953,191
WIRELESS TELECOMMUNICATION SERVICES — 0.65%
Telephone & Data Systems Inc., 5.88%	595,785	13,053,649
Telephone & Data Systems Inc., 6.88%[a]	677,216	16,842,362
Telephone & Data Systems Inc., 7.00%[a]	868,304	21,412,377
United States Cellular Corp., 6.95%	988,506	24,119,546

		75,427,934

TOTAL PREFERRED STOCKS
(Cost: $11,454,665,559)		11,589,431,014

SHORT-TERM INVESTMENTS — 0.66%

MONEY MARKET FUNDS — 0.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,e,f]	46,818,976	46,818,976
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,e,f]	2,853,906	2,853,906

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	27,046,702	$27,046,702

		76,719,584

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,719,584)		76,719,584

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $11,531,385,143)		11,666,150,598
Other Assets, Less Liabilities — (0.03)%		(3,844,431)

NET ASSETS — 100.00%		$11,662,306,167

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

382

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Asia 50	India 50
Core S&P 500	International Developed Property
Core S&P Mid-Cap	International Preferred Stock
Core S&P Small-Cap	Japan Large-Cap
Core S&P Total U.S. Stock Market	Latin America 40
Core U.S. Growth[a]	Micro-Cap
Core U.S. Value[b]	Nasdaq Biotechnology
Emerging Markets Infrastructure	Russell 1000
Europe	Russell 1000 Growth
Global 100	Russell 1000 Value
Global Clean Energy	Russell 2000
Global Consumer Discretionary	Russell 2000 Growth
Global Consumer Staples	Russell 2000 Value
Global Energy	Russell 3000
Global Financials	Russell Mid-Cap
Global Healthcare	Russell Mid-Cap Growth
Global Industrials	Russell Mid-Cap Value
Global Infrastructure	Russell Top 200
Global Materials	Russell Top 200 Growth
Global Tech	Russell Top 200 Value
Global Telecom	S&P 100
Global Timber & Forestry	S&P 500 Growth
Global Utilities	S&P 500 Value
iBonds Sep 2015 AMT-Free Muni Bond[c]	S&P Mid-Cap 400 Growth
iBonds Sep 2016 AMT-Free Muni Bond[d]	S&P Mid-Cap 400 Value
iBonds Sep 2017 AMT-Free Muni Bond[e]	S&P Small-Cap 600 Growth
iBonds Sep 2018 AMT-Free Muni Bond[f]	S&P Small-Cap 600 Value
iBonds Sep 2019 AMT-Free Muni Bond[g]	U.S. Preferred Stock
iBonds Sep 2020 AMT-Free Muni Bond[h]

[a]	Formerly the iShares Russell 3000 Growth ETF.
[b]	Formerly the iShares Russell 3000 Value ETF.
[c]	Formerly the iShares 2015 AMT-Free Muni Term ETF.
[d]	Formerly the iShares 2016 AMT-Free Muni Term ETF.
[e]	Formerly the iShares 2017 AMT-Free Muni Term ETF.
[f]	Formerly the iShares 2018 AMT-Free Muni Term ETF.
[g]	Formerly the iShares 2019 AMT-Free Muni Term ETF.
[h]	The Fund commenced operations on August 12, 2014.

383

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The iShares India 50 ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the Fund’s underlying index. The accompanying schedule of investments is consolidated and includes the securities held by the Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

384

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of December 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Asia 50
Assets:
Common Stocks	$327,312,901	$—	$—	$327,312,901
Money Market Funds	2,289,109	—	—	2,289,109

	$329,602,010	$—	$—	$329,602,010

Core S&P 500
Assets:
Common Stocks	$70,654,668,853	$—	$—	$70,654,668,853
Money Market Funds	508,115,523	—	—	508,115,523
Futures Contracts[a]	2,308,319	—	—	2,308,319

	$71,165,092,695	$—	$—	$71,165,092,695

385

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

Core S&P Mid-Cap
Assets:
Common Stocks	$24,213,022,142	$—		$—	$24,213,022,142
Money Market Funds	1,836,332,349	—		—	1,836,332,349
Futures Contracts[a]	906,614	—		—	906,614

	$26,050,261,105	$—		$—	$26,050,261,105

Core S&P Small-Cap
Assets:
Common Stocks	$14,759,604,051	$—		$3,490	$14,759,607,541
Money Market Funds	1,586,997,300	—		—	1,586,997,300
Futures Contracts[a]	583,306	—		—	583,306

	$16,347,184,657	$—		$3,490	$16,347,188,147

Core S&P Total U.S. Stock Market
Assets:
Common Stocks	$1,844,416,949	$—		$7	$1,844,416,956
Money Market Funds	42,618,314	—		—	42,618,314
Futures Contracts[a]	59,503	—		—	59,503

	$1,887,094,766	$—		$7	$1,887,094,773

Core U.S. Growth
Assets:
Common Stocks	$726,480,178	$4,548		$—	$726,484,726
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	32,273,965	—		—	32,273,965
Futures Contracts[a]	26,660	—		—	26,660

	$758,780,803	$4,548		$—	$758,785,351

Core U.S. Value
Assets:
Common Stocks	$931,081,722	$6,230		$11	$931,087,963
Rights	10,146	—		—	10,146
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	18,415,388	—		—	18,415,388
Futures Contracts[a]	36,132	—		—	36,132

	$949,543,388	$6,230		$11	$949,549,629

Emerging Markets Infrastructure
Assets:
Common Stocks	$83,359,712	$—		$—	$83,359,712
Preferred Stocks	2,108,597	—		—	2,108,597
Money Market Funds	229,395	—		—	229,395

	$85,697,704	$—		$—	$85,697,704

Europe
Assets:
Common Stocks	$2,601,341,023	$—		$3	$2,601,341,026
Preferred Stocks	21,867,826	—		—	21,867,826
Rights	376,948	—		—	376,948
Money Market Funds	6,714,261	—		—	6,714,261

	$2,630,300,058	$—		$3	$2,630,300,061

Global 100
Assets:
Common Stocks	$1,777,103,191	$—		$—	$1,777,103,191
Rights	207,210	—		—	207,210
Money Market Funds	333,424	—		—	333,424

	$1,777,643,825	$—		$—	$1,777,643,825

386

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Global Clean Energy
Assets:
Common Stocks	$55,088,331	$—	$—	$55,088,331
Preferred Stocks	4,056,147	—	—	4,056,147
Money Market Funds	21,432,515	—	—	21,432,515

	$80,576,993	$—	$—	$80,576,993

Global Consumer Discretionary
Assets:
Common Stocks	$201,493,268	$580,349	$—	$202,073,617
Preferred Stocks	2,730,133	—	—	2,730,133
Money Market Funds	6,582,189	—	—	6,582,189

	$210,805,590	$580,349	$—	$211,385,939

Global Consumer Staples
Assets:
Common Stocks	$612,692,510	$987,711	$—	$613,680,221
Preferred Stocks	3,643,401	—	—	3,643,401
Money Market Funds	1,617,642	—	—	1,617,642

	$617,953,553	$987,711	$—	$618,941,264

Global Energy
Assets:
Common Stocks	$907,837,637	$—	$—	$907,837,637
Preferred Stocks	5,470,971	—	—	5,470,971
Rights	181,592	—	—	181,592
Money Market Funds	12,845,233	—	—	12,845,233

	$926,335,433	$—	$—	$926,335,433

Global Financials
Assets:
Common Stocks	$288,922,638	$—	$1	$288,922,639
Preferred Stocks	2,771,800	—	—	2,771,800
Rights	26,604	—	—	26,604
Money Market Funds	2,120,171	—	—	2,120,171

	$293,841,213	$—	$1	$293,841,214

Global Healthcare
Assets:
Common Stocks	$1,405,000,803	$—	$—	$1,405,000,803
Money Market Funds	32,883,926	—	—	32,883,926

	$1,437,884,729	$—	$—	$1,437,884,729

Global Industrials
Assets:
Common Stocks	$264,885,016	$—	$—	$264,885,016
Money Market Funds	1,218,120	—	—	1,218,120

	$266,103,136	$—	$—	$266,103,136

Global Infrastructure
Assets:
Common Stocks	$1,138,088,948	$—	$—	$1,138,088,948
Preferred Stocks	2,517,300	—	—	2,517,300
Money Market Funds	11,431,551	—	—	11,431,551

	$1,152,037,799	$—	$—	$1,152,037,799

387

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Global Materials
Assets:
Common Stocks	$307,688,105	$—	$—	$307,688,105
Preferred Stocks	3,275,196	—	—	3,275,196
Money Market Funds	440,111	—	—	440,111

	$311,403,412	$—	$—	$311,403,412

Global Tech
Assets:
Common Stocks	$794,849,759	$—	$—	$794,849,759
Money Market Funds	7,398,104	—	—	7,398,104

	$802,247,863	$—	$—	$802,247,863

Global Telecom
Assets:
Common Stocks	$448,748,393	$—	$—	$448,748,393
Money Market Funds	3,959,926	—	—	3,959,926

	$452,708,319	$—	$—	$452,708,319

Global Timber & Forestry
Assets:
Common Stocks	$285,645,406	$—	$—	$285,645,406
Money Market Funds	3,329,769	—	—	3,329,769

	$288,975,175	$—	$—	$288,975,175

Global Utilities
Assets:
Common Stocks	$244,221,528	$—	$—	$244,221,528
Preferred Stocks	808,619	—	—	808,619
Money Market Funds	258,243	—	—	258,243

	$245,288,390	$—	$—	$245,288,390

iBonds Sep 2015 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$100,970,897	$—	$100,970,897
Money Market Funds	350,788	—	—	350,788

	$350,788	$100,970,897	$—	$101,321,685

iBonds Sep 2016 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$125,608,071	$—	$125,608,071
Money Market Funds	254,890	—	—	254,890

	$254,890	$125,608,071	$—	$125,862,961

iBonds Sep 2017 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$146,170,427	$—	$146,170,427

	$—	$146,170,427	$—	$146,170,427

iBonds Sep 2018 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$72,517,926	$—	$72,517,926
Money Market Funds	1,344,917	—	—	1,344,917

	$1,344,917	$72,517,926	$—	$73,862,843

iBonds Sep 2019 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$34,907,097	$—	$34,907,097
Money Market Funds	91,520	—	—	91,520

	$91,520	$34,907,097	$—	$34,998,617

iBonds Sep 2020 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$12,250,013	$—	$12,250,013
Money Market Funds	169,040	—	—	169,040

	$169,040	$12,250,013	$—	$12,419,053

388

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

India 50
Assets:
Common Stocks	$765,977,084	$—	$—	$765,977,084
Money Market Funds	1,291,845	—	—	1,291,845

	$767,268,929	$—	$—	$767,268,929

International Developed Property
Assets:
Common Stocks	$167,340,906	$—	$2	$167,340,908
Investment Companies	786,882	—	—	786,882
Money Market Funds	2,917,283	—	—	2,917,283

	$171,045,071	$—	$2	$171,045,073

International Preferred Stock
Assets:
Preferred Stocks	$40,320,410	$—	$—	$40,320,410
Money Market Funds	52,989	—	—	52,989

	$40,373,399	$—	$—	$40,373,399

Japan Large-Cap
Assets:
Common Stocks	$72,841,926	$—	$—	$72,841,926
Money Market Funds	160,158	—	—	160,158

	$73,002,084	$—	$—	$73,002,084

Latin America 40
Assets:
Common Stocks	$553,105,591	$—	$—	$553,105,591
Preferred Stocks	211,518,460	—	—	211,518,460
Money Market Funds	16,595,240	—	—	16,595,240

	$781,219,291	$—	$—	$781,219,291

Micro-Cap
Assets:
Common Stocks	$968,996,177	$400,012	$445	$969,396,634
Money Market Funds	176,714,721	—	—	176,714,721
Futures Contracts[a]	24,963	—	—	24,963

	$1,145,735,861	$400,012	$445	$1,146,136,318

Nasdaq Biotechnology
Assets:
Common Stocks	$6,937,870,439	$—	$—	$6,937,870,439
Money Market Funds	985,067,616	—	—	985,067,616

	$7,922,938,055	$—	$—	$7,922,938,055

Russell 1000
Assets:
Common Stocks	$10,838,423,096	$—	$—	$10,838,423,096
Rights	69,626	—	—	69,626
Money Market Funds	271,275,593	—	—	271,275,593
Futures Contracts[a]	195,729	—	—	195,729

	$11,109,964,044	$—	$—	$11,109,964,044

Russell 1000 Growth
Assets:
Common Stocks	$27,683,703,612	$—	$—	$27,683,703,612
Money Market Funds	771,186,326	—	—	771,186,326
Futures Contracts[a]	1,237,215	—	—	1,237,215

	$28,456,127,153	$—	$—	$28,456,127,153

389

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

Russell 1000 Value
Assets:
Common Stocks	$25,993,560,852	$—		$—	$25,993,560,852
Rights	334,381	—		—	334,381
Money Market Funds	587,049,227	—		—	587,049,227
Futures Contracts[a]	983,334	—		—	983,334

	$26,581,927,794	$—		$—	$26,581,927,794

Russell 2000
Assets:
Common Stocks	$30,012,724,190	$3,543,465		$2,761	$30,016,270,416
Warrants	—	3		—	3
Money Market Fund	4,436,512,151	—		—	4,436,512,151
Futures Contracts[a]	1,851,579	—		—	1,851,579

	$34,451,087,920	$3,543,468		$2,761	$34,454,634,149

Russell 2000 Growth
Assets:
Common Stocks	$6,713,204,307	$697,713		$—	$6,713,902,020
Warrants	—	1		—	1
Money Market Funds	1,512,859,092	—		—	1,512,859,092
Futures Contracts[a]	147,280	—		—	147,280

	$8,226,210,679	$697,714		$—	$8,226,908,393

Russell 2000 Value
Assets:
Common Stocks	$6,174,691,573	$767,312		$1,734	$6,175,460,619
Warrants	—	1		—	1
Money Market Funds	627,773,531	—		—	627,773,531
Futures Contracts[a]	271,134	—		—	271,134

	$6,802,736,238	$767,313		$1,734	$6,803,505,285

Russell 3000
Assets:
Common Stocks	$6,235,618,884	$54,466		$57	$6,235,673,407
Rights	35,625	—		—	35,625
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	243,456,779	—		—	243,456,779
Futures Contracts[a]	279,155	—		—	279,155

	$6,479,390,443	$54,466		$57	$6,479,444,966

Russell Mid-Cap
Assets:
Common Stocks	$11,552,389,833	$—		$—	$11,552,389,833
Rights	238,887	—		—	238,887
Money Market Funds	660,948,566	—		—	660,948,566
Futures Contracts[a]	366,402	—		—	366,402

	$12,213,943,688	$—		$—	$12,213,943,688

Russell Mid-Cap Growth
Assets:
Common Stocks	$5,752,154,769	$—		$—	$5,752,154,769
Money Market Funds	401,266,615	—		—	401,266,615
Futures Contracts[a]	229,144	—		—	229,144

	$6,153,650,528	$—		$—	$6,153,650,528

390

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Russell Mid-Cap Value
Assets:
Common Stocks	$6,896,501,959	$—	$—	$6,896,501,959
Rights	299,592	—	—	299,592
Money Market Funds	242,510,752	—	—	242,510,752
Futures Contracts[a]	309,246	—	—	309,246

	$7,139,621,549	$—	$—	$7,139,621,549

Russell Top 200
Assets:
Common Stocks	$184,313,048	$—	$—	$184,313,048
Money Market Funds	343,646	—	—	343,646

	$184,656,694	$—	$—	$184,656,694

Russell Top 200 Growth
Assets:
Common Stocks	$644,087,945	$—	$—	$644,087,945
Money Market Funds	1,900,233	—	—	1,900,233

	$645,988,178	$—	$—	$645,988,178

Russell Top 200 Value
Assets:
Common Stocks	$187,991,985	$—	$—	$187,991,985
Money Market Funds	178,946	—	—	178,946

	$188,170,931	$—	$—	$188,170,931

S&P 100
Assets:
Common Stocks	$4,999,414,618	$—	$—	$4,999,414,618
Money Market Funds	3,178,919	—	—	3,178,919
Futures Contracts[a]	212,714	—	—	212,714

	$5,002,806,251	$—	$—	$5,002,806,251

S&P 500 Growth
Assets:
Common Stocks	$12,268,334,024	$—	$—	$12,268,334,024
Money Market Funds	147,824,925	—	—	147,824,925
Futures Contracts[a]	492,869	—	—	492,869

	$12,416,651,818	$—	$—	$12,416,651,818

S&P 500 Value
Assets:
Common Stocks	$8,635,050,260	$—	$—	$8,635,050,260
Money Market Funds	32,203,151	—	—	32,203,151
Futures Contracts[a]	242,526	—	—	242,526

	$8,667,495,937	$—	$—	$8,667,495,937

S&P Mid-Cap 400 Growth
Assets:
Common Stocks	$4,679,905,858	$—	$—	$4,679,905,858
Money Market Funds	266,116,095	—	—	266,116,095
Futures Contracts[a]	148,901	—	—	148,901

	$4,946,170,854	$—	$—	$4,946,170,854

S&P Mid-Cap 400 Value
Assets:
Common Stocks	$4,192,572,910	$—	$—	$4,192,572,910
Money Market Funds	215,637,539	—	—	215,637,539
Futures Contracts[a]	164,806	—	—	164,806

	$4,408,375,255	$—	$—	$4,408,375,255

S&P Small-Cap 600 Growth
Assets:
Common Stocks	$2,836,122,798	$—	$—	$2,836,122,798
Money Market Funds	327,661,441	—	—	327,661,441
Futures Contracts[a]	92,883	—	—	92,883

	$3,163,877,122	$—	$—	$3,163,877,122

391

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P Small-Cap 600 Value
Assets:
Common Stocks	$3,260,411,493	$—	$1,774	$3,260,413,267
Money Market Funds	178,389,744	—	—	178,389,744
Futures Contracts[a]	158,784	—	—	158,784

	$3,438,960,021	$—	$1,774	$3,438,961,795

U.S. Preferred Stock
Assets:
Preferred Stocks	$11,576,018,553	$13,412,461	$—	$11,589,431,014
Money Market Funds	76,719,584	—	—	76,719,584

	$11,652,738,137	$13,412,461	$—	$11,666,150,598

[a]	Futures contracts are shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

As a result of the resumption of trading after a temporary suspension, the following Funds had transfers from Level 2 to Level 1 during the nine months ended December 31, 2014.

iShares ETF	Amount of Transfer
Asia 50	$4,038,281
International Preferred Stock	587,481

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of December 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$285,023,850	$59,838,159	$(15,259,999)	$44,578,160
Core S&P 500	62,930,787,704	10,533,925,652	(2,301,928,980)	8,231,996,672
Core S&P Mid-Cap	24,163,386,623	3,057,223,347	(1,171,255,479)	1,885,967,868
Core S&P Small-Cap	14,325,048,535	2,892,314,189	(870,757,883)	2,021,556,306
Core S&P Total U.S. Stock Market	1,597,162,521	325,408,071	(35,535,322)	289,872,749
Core U.S. Growth	621,772,964	146,136,869	(9,151,142)	136,985,727
Core U.S. Value	867,415,928	126,230,529	(44,132,960)	82,097,569
Emerging Markets Infrastructure	81,260,953	16,006,156	(11,569,405)	4,436,751
Europe	2,971,744,645	115,574,612	(457,019,196)	(341,444,584)
Global 100	1,629,974,223	306,231,819	(158,562,217)	147,669,602

392

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iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Clean Energy	$81,731,526	$9,536,047	$(10,690,580)	$(1,154,533)
Global Consumer Discretionary	198,419,274	21,254,434	(8,287,769)	12,966,665
Global Consumer Staples	519,472,869	120,120,311	(20,651,916)	99,468,395
Global Energy	1,057,947,003	53,777,681	(185,389,251)	(131,611,570)
Global Financials	320,055,339	27,787,865	(54,001,990)	(26,214,125)
Global Healthcare	1,088,994,929	373,413,816	(24,524,016)	348,889,800
Global Industrials	249,471,160	37,199,734	(20,567,758)	16,631,976
Global Infrastructure	1,058,977,848	149,412,896	(56,352,945)	93,059,951
Global Materials	400,404,897	40,430,313	(129,431,798)	(89,001,485)
Global Tech	604,640,856	238,327,318	(40,720,311)	197,607,007
Global Telecom	492,359,311	20,043,293	(59,694,285)	(39,650,992)
Global Timber & Forestry	244,068,901	56,923,073	(12,016,799)	44,906,274
Global Utilities	280,578,030	24,397,380	(59,687,020)	(35,289,640)
iBonds Sep 2015 AMT-Free Muni Bond	100,980,684	356,849	(15,848)	341,001
iBonds Sep 2016 AMT-Free Muni Bond	124,860,573	1,011,150	(8,762)	1,002,388
iBonds Sep 2017 AMT-Free Muni Bond	144,544,022	1,654,162	(27,757)	1,626,405
iBonds Sep 2018 AMT-Free Muni Bond	73,595,739	322,205	(55,101)	267,104
iBonds Sep 2019 AMT-Free Muni Bond	34,977,062	70,202	(48,647)	21,555
iBonds Sep 2020 AMT-Free Muni Bond	12,433,946	8,375	(23,268)	(14,893)
India 50	651,780,170	163,554,543	(48,065,784)	115,488,759
International Developed Property	169,652,219	19,159,624	(17,766,770)	1,392,854
International Preferred Stock	43,911,198	432,735	(3,970,534)	(3,537,799)
Japan Large-Cap	90,858,585	6,533,612	(24,390,113)	(17,856,501)
Latin America 40	1,217,146,845	27,053,011	(462,980,565)	(435,927,554)
Micro-Cap	1,097,542,483	178,718,911	(130,150,039)	48,568,872
Nasdaq Biotechnology	7,684,079,208	582,071,697	(343,212,850)	238,858,847
Russell 1000	9,150,229,618	2,399,434,489	(439,895,792)	1,959,538,697
Russell 1000 Growth	20,895,442,127	7,897,046,324	(337,598,513)	7,559,447,811
Russell 1000 Value	21,802,005,997	5,790,884,253	(1,011,945,790)	4,778,938,463
Russell 2000	38,400,163,045	720,570,022	(4,667,950,497)	(3,947,380,475)
Russell 2000 Growth	8,145,669,079	719,965,692	(638,873,658)	81,092,034
Russell 2000 Value	6,646,776,913	759,224,322	(602,767,084)	156,457,238
Russell 3000	5,060,961,357	1,754,239,437	(336,034,983)	1,418,204,454
Russell Mid-Cap	9,130,145,046	3,606,736,025	(523,303,785)	3,083,432,240
Russell Mid-Cap Growth	4,780,130,122	1,531,264,503	(157,973,241)	1,373,291,262
Russell Mid-Cap Value	6,055,038,330	1,366,184,613	(281,910,640)	1,084,273,973
Russell Top 200	173,151,378	13,775,915	(2,270,599)	11,505,316
Russell Top 200 Growth	479,473,262	170,373,734	(3,858,818)	166,514,916
Russell Top 200 Value	176,773,492	15,721,839	(4,324,400)	11,397,439
S&P 100	4,802,842,374	446,964,354	(247,213,191)	199,751,163
S&P 500 Growth	9,177,831,832	3,314,899,254	(76,572,137)	3,238,327,117
S&P 500 Value	7,604,322,648	1,355,192,648	(292,261,885)	1,062,930,763
S&P Mid-Cap 400 Growth	4,158,154,444	859,515,387	(71,647,878)	787,867,509
S&P Mid-Cap 400 Value	4,012,509,648	566,092,040	(170,391,239)	395,700,801
S&P Small-Cap 600 Growth	2,742,373,245	473,184,988	(51,773,994)	421,410,994
S&P Small-Cap 600 Value	3,242,167,190	382,182,095	(185,546,274)	196,635,821
U.S. Preferred Stock	11,557,363,079	343,281,967	(234,494,448)	108,787,519

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government.

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Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of December 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended December 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core S&P 500
BlackRock Inc.	408,157	171,872	(86,734)	493,295	$176,382,560	$2,558,296	$10,101,162
PNC Financial Services Group Inc. (The)	1,734,928	718,180	(415,269)	2,037,839	185,912,052	2,627,560	8,001,895

					$362,294,612	$5,185,856	$18,103,057

394

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core S&P Total U.S. Stock Market
BlackRock Inc.	7,864	4,076	(518)	11,422	$4,084,050	$51,994	$46,073
PNC Financial Services Group Inc. (The)	33,367	16,943	(3,098)	47,212	4,307,151	52,000	38,733

					$8,391,201	$103,994	$84,806

Core U.S. Growth
BlackRock Inc.	2,049	1,176	(149)	3,076	$1,099,855	$12,389	$14,999

Core U.S. Value
BlackRock Inc.	4,799	2,182	(459)	6,522	$2,332,006	$30,484	$3,267
BlackRock Kelso Capital Corp.	4,030	129	(4,159)	—	—	873	(3,611)
PennyMac Financial Services Inc. Class A	726	—	—	726	12,560	—	—
PennyMac Mortgage Investment Trust	2,669	—	—	2,669	56,289	6,406	—
PNC Financial Services Group Inc. (The)	29,997	14,978	(775)	44,200	4,032,366	48,216	115

					$6,433,221	$85,979	$(229)

Global Financials
BlackRock Inc.	5,668	1,679	(1,991)	5,356	$1,915,091	$32,631	$248,242
PNC Financial Services Group Inc. (The)	24,525	7,022	(8,990)	22,557	2,057,875	35,630	188,982

					$3,972,966	$68,261	$437,224

Russell 1000
BlackRock Inc.	60,159	14,637	(9,113)	65,683	$23,485,614	$359,922	$1,017,849
PNC Financial Services Group Inc. (The)	243,798	62,208	(30,926)	275,080	25,095,548	362,351	721,045

					$48,581,162	$722,273	$1,738,894

Russell 1000 Growth
BlackRock Inc.	108,260	24,540	(6,340)	126,460	$45,217,038	$667,855	$830,521

Russell 1000 Value
BlackRock Inc.	188,718	51,971	(43,291)	197,398	$70,581,629	$1,112,020	$1,737,940
PNC Financial Services Group Inc. (The)	1,182,258	338,138	(182,391)	1,338,005	122,066,196	1,774,480	2,106,956

					$192,647,825	$2,886,500	$3,844,896

Russell 2000
BlackRock Kelso Capital Corp.	1,269,680	1,183,184	(2,452,864)	—	$—	$223,993	$(2,169,632)
PennyMac Financial Services Inc. Class A	224,219	—	—	224,219	3,878,989	—	—
PennyMac Mortgage Investment Trust	880,631	—	—	880,631	18,572,508	2,113,514	—

					$22,451,497	$2,337,507	$(2,169,632)

Russell 2000 Value
BlackRock Kelso Capital Corp.	538,048	97,180	(635,228)	—	$—	$110,997	$(612,025)
PennyMac Financial Services Inc. Class A	93,191	—	—	93,191	1,612,204	—	—
PennyMac Mortgage Investment Trust	503,781	—	(3,528)	500,253	10,550,336	1,202,689	(19,737)

					$12,162,540	$1,313,686	$(631,762)

Russell 3000
BlackRock Inc.	34,725	2,808	(2,595)	34,938	$12,492,431	$195,642	$205,962
BlackRock Kelso Capital Corp.	17,802	72	(17,874)	—	—	3,701	(22,570)
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	54,530	—	—
PennyMac Mortgage Investment Trust	14,647	—	—	14,647	308,905	35,153	—
PNC Financial Services Group Inc. (The)	139,901	12,669	(6,488)	146,082	13,327,061	200,718	145,451

					$26,182,927	$435,214	$328,843

395

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	748	1,323	(457)	1,614	$577,102	$7,645	$57,751
PNC Financial Services Group Inc. (The)	3,031	5,444	(1,709)	6,766	617,262	5,278	33,821

					$1,194,364	$12,923	$91,572

Russell Top 200 Growth
BlackRock Inc.	3,191	1,240	(145)	4,286	$1,532,502	$20,460	$4,726

Russell Top 200 Value
BlackRock Inc.	2,350	1,614	(1,918)	2,046	$731,568	$11,756	$69,841
PNC Financial Services Group Inc. (The)	14,707	10,335	(11,172)	13,870	1,265,360	19,227	148,103

					$1,996,928	$30,983	$217,944

S&P 500 Growth
BlackRock Inc.	143,249	30,796	(68,164)	105,881	$37,858,810	$830,477	$3,840,239

S&P 500 Value
BlackRock Inc.	—	45,719	(683)	45,036	$16,103,072	$—	$2,025
PNC Financial Services Group Inc. (The)	441,071	202,580	(126,946)	516,705	47,138,997	716,063	661,039

					$63,242,069	$716,063	$663,064

U.S. Preferred Stock
PNC Financial Services Group Inc. (The) Series P	3,463,133	1,196,460	(421,765)	4,237,828	$117,642,105	$4,274,369	$(140,409)
PNC Financial Services Group Inc. (The) Series Q	1,116,116	390,792	(121,403)	1,385,505	33,127,425	1,256,435	(67,124)

					$150,769,530	$5,530,804	$(207,533)

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

396

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this
Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: February 24, 2015

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: February 24, 2015